UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7436

THE DFA INVESTMENT TRUST COMPANY
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary The DFA Investment Trust Company, 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS.

THE DFA INVESTMENT TRUST COMPANY

The Global Value Series

The Global Large Company Series

The Global Small Company Series

Annual Report

Year Ended November 30, 2007

ANNUAL REPORT

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

1

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Global Value Series vs. MSCI World Value Index (net dividends)

August 27, 1999-November 30, 2007

Growth of $10,000
The Global Value Series
MSCI World Value Index (net dividends)
$30,000
$20,000
$10,000
$0
$23,345
$16,427
08/99
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 8/27/1999
	8.42%	20.76%	10.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Global Large Company Series vs. MSCI World Index (net dividends)

August 21, 2000-November 30, 2007

Growth of $10,000
The Global Large Company Series
MSCI World Index (net dividends)
$20,000
$10,000
$0
08/00
2002
2003
2004
2005
2006
2007
11/07
$13,737
$13,549

Average Annual Total Return	One Year	Five Years	From 8/21/2000
	13.06%	16.16%	4.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Global Small Company Series vs.
MSCI World Small Cap Index (net dividends), MSCI World Small Cap Index (price-only)
August 21, 2000-November 30, 2007

Growth of $10,000
The Global Small Company Series
MSCI World Small Cap Index (net dividends)
MSCI World Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
08/00
2002
2003
2004
2005
2006
2007
11/07
$24,070
$21,790
$19,526

Average Annual Total Return	One Year	Five Years	From 8/21/2000
	5.30%	22.02%	12.83%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

2

MANAGEMENT'S DISCUSSION AND ANALYSIS

Global Equity Market Review  Year Ended November 30, 2007

Global equity markets had broadly positive returns for the year under review. For the year ended November 30, 2007, total return for large cap U.S. stocks was 7.72% as measured by the S&P 500® Index . When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2006

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.90%	2.29%
United Kingdom	9.27%	14.22%
France	8.14%	19.74%
Hong Kong	49.96%	49.82%
Germany	25.72%	39.21%
Canada	10.20%	25.90%
Australia	24.11%	39.04%
Switzerland	5.87%	12.34%
Spain	18.34%	31.04%
Italy	0.30%	11.07%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Small company value stocks were the poorest-performing asset class in global markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
Russell 2000 Index	–1.17%
MSCI EAFE Value Index (net dividends)	8.53%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%
Russell 1000 Value Index®	3.06%
Russell 1000 Growth Index®	12.60%
S&P 500 Index	7.72%

The distinction between large company and small company stocks were pronounced both in the U.S. and international markets with large outperforming small by wide margins. Growth stocks outperformed value stocks handily in both the U.S. and international markets.

3

Global Equity Portfolios' Performance Overview

Global Large Company Series

The Global Large Company Series seeks to capture the returns of global large company stocks by purchasing shares of the U.S. Large Company Series and the Large Cap International Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to global large company stocks, but does not attempt to track closely a specific equity index. Combined, the U.S. Large Company Series and the Large Cap International Portfolio held approximately 2,050 stocks in 23 developed country markets as of November 30, 2006. The Series and the Portfolio were essentially fully invested in equities throughout the year: cash equivalents averaged approximately 1% of their respective assets.

As a result of the Global Large Company Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2006, international stocks generally outperformed U.S. stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends) of international stocks, 7.72% for the S&P 500® Index of U.S. stocks, and 12.71% for the MSCI World Index (net dividends) of global stocks. Total return for the Global Large Company Series was 13.06%. Relative to the MSCI World Index (net dividends), outperformance of the Series was primarily due to the international components of the Series, which outperformed the MSCI EAFE Index by 0.88% percentage points.

Global Value Series

The Global Value Series seeks to capture the returns of global large company value stocks by purchasing shares of two Master Funds that invest in such stocks: U.S. Large Cap Value Series and DFA International Value Series. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to global large company value stocks, but does not attempt to track closely a specific equity index. The Master Funds held a combined total of approximately 850 stocks in 23 developed country markets, as of November 30, 2007, and were essentially fully invested in equities throughout the year: cash equivalents averaged approximately 1% of Master Funds assets.

As a result of the Global Value Series' diversified investment approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in U.S. and international markets. Total returns were 3.06% for the Russell 1000 Value Index, 12.60% for the Russell 1000 Growth Index, 12.30% for the MSCI EAFE Value Index (net dividends), and 22.32% for the MSCI EAFE Growth Index (net dividends), and 8.27% for the MSCI World Value Index (net dividends). Total return for the Global Value Series was 8.42%. Relative to the MSCI World Value Index (net dividends), the outperformance of the Series was primarily due to greater exposure to Canadian value stocks, which outperformed the Index by approximately 13 percentage points.

Global Small Company Series

The Global Small Company Series seeks to capture the returns of global small company stocks by purchasing shares of six Master Funds that individually invest in small company stocks in the United States, Canada, the United Kingdom, Continental Europe, Japan and the Asia Pacific region, respectively. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Funds held a combined total of more than 7,400 stocks in 23 developed country markets, and were essentially fully invested in equities throughout the year: cash equivalents averaged approximately 1% of each Master Fund's assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks outperformed small company stocks in the U.S. and international markets. Total returns were –1.17% for the Russell 2000 Index®, 7.72% for the S&P 500® Index, 17.30% for the MSCI EAFE Index (net dividends), 4.40% for the MSCI World Small Cap Index (net dividends), and 3.03% for

4

the MSCI World Small Cap Index (price only). Total return for the Global Small Company Series was 5.30%. Relative to the MSCI World Small Cap Index (net dividends), the outperformance of the Series was primarily due to the Series' larger allocation to stocks in Canada, Hong Kong, and Switzerland, which outperformed the Index, as well as a smaller allocation to Japanese stocks, which underperformed the Index.

The MSCI World Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI World Small Cap Index (price only) until the MSCI World Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI World Small Cap Index (net dividends), outperformance of the Series was primarily due to the better performance of the underlying funds in the Global Series compared to the Index. The international portion of the Series outperformed the MSCI EAFE Small Cap Index (net dividends) by approximately 300 basis points while the U.S. portion of the Series outperformed the MSCI U.S. Small Cap Index (net dividends) by approximately 100 basis points.

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	89.23%
Chile	31.10%
China	99.34%
Czech Republic	54.86%
Hungary	28.10%
India	65.99%
Indonesia	61.35%
Israel	32.43%
Malaysia	43.39%
Mexico	20.11%
Philippines	49.45%
Poland	32.46%
South Africa	32.00%
South Korea	34.21%
Taiwan	12.13%
Thailand	29.43%
Turkey	79.12%

Gross returns unless otherwise noted. Source: MSCI data copyright MSCI 2007, all rights reserved.

5

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

Global Value Series**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$936.30	0.19%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.19%	$0.96

6

Global Large Company Series**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,005.70	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,024.12	0.19%	$0.96
Global Small Company Series**
Actual Fund Return	$1,000.00	$928.70	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.52	0.11%	$0.56

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

7

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

Affiliated Investment Companies
The Global Value Series	100.0%
The Global Large Company Series	100.0%
The Global Small Company Series	100.0%

8

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
November 30, 2007

THE GLOBAL VALUE SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	10,355,179	$253,184,127
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	9,760,616	212,879,035
TOTAL AFFLIATED INVESTMENT COMPANIES — (Cost $352,099,942)		466,063,162
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $3,477)	3,477	3,477
TOTAL INVESTMENTS — (100.0%) (Cost $352,103,419)		$466,066,639

THE GLOBAL LARGE COMPANY SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Large Cap International Portfolio of The DFA Investment Dimensions Group Inc.	2,997,138	$81,462,211
Investment in The U.S. Large Company Series of The DFA Investment Trust Company		76,731,565
TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $103,983,265)		158,193,776
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $4,807)	4,807	4,807
TOTAL INVESTMENTS — (100.0%) (Cost $103,988,072)		$158,198,583

See accompanying Notes to Financial Statements.
9

SCHEDULES OF INVESTMENTS
CONTINUED

THE GLOBAL SMALL COMPANY SERIES

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	12,577,281	$203,877,725
Investment in The Continental Small Company Series of The DFA Investment Trust Company		78,590,024
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		48,969,140
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		43,101,547
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		31,077,312
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		7,040,029
TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $314,908,703)		412,655,777
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio — Institutional Shares (Cost $3,517)	3,517	3,517
TOTAL INVESTMENTS — (100.0%) (Cost $314,912,220)		$412,659,294

See accompanying Notes to Financial Statements.
10

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The Global Value Series	The Global Large Company Series	The Global Small Company Series
ASSETS:
Investments in Affiliated Investment Companies at Value	$466,063	$158,194	$412,656
Temporary Cash Investments at Value	3	5	4
Receivables:
Affiliated Investment Companies	—	619	1,857
Dividends and Interest	1	—	—
Total Assets	466,067	158,818	414,517
LIABILITIES:
Payable for Fund Shares Redeemed	—	619	1,857
Accrued Expenses and Other Liabilities	22	9	23
Total Liabilities	22	628	1,880
NET ASSETS	$466,045	$158,190	$412,637

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	25,544,795	12,883,436	22,307,528

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.24	$12.28	$18.50

Investments in Affiliated Investment Companies at Cost	$352,100	$103,983	$314,909
Temporary Cash Investments at Cost	$3	$5	$4
NET ASSETS CONSIST OF:
Paid-In Capital	$330,026	$101,982	$280,249
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,852	3,069	6,585
Accumulated Net Realized Gain (Loss)	13,204	(1,072)	28,043
Net Unrealized Foreign Exchange Gain (Loss)	—	—	13
Net Unrealized Appreciation (Depreciation)	113,963	54,211	97,747
NET ASSETS	$466,045	$158,190	$412,637

(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.
11

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Global Value Series	The Global Large Company Series*	The Global Small Company Series*
Investment Income
Net Investment Income Received from Affiliated Investment Companies: Income Distributions Received from Affiliated Investment Companies	$9,560	$1,940	$2,751
Dividends (Net of Foreign Taxes Withheld of $0, $0, and $294, respectively)	—	1,385	4,754
Interest	3	59	37
Income from Securities Lending	—	14	850
Expenses Allocated from Affiliated Investment Companies	—	(31)	(307)
Total Net Investment Income Received from Affiliated Investment Companies	9,563	3,367	8,085
Fund Investment Income
Interest	—	2	2
Fund Expenses
Accounting & Transfer Agent Fees	16	13	16
Shareholders' Reports	15	6	16
Directors'/Trustees' Fees & Expenses	4	1	4
Legal Fees	13	5	14
Audit Fees	6	5	6
Other	1	—	1
Total Expenses	55	30	57
Net Investment Income (Loss)	9,508	3,339	8,030
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	14,177	—	13,044
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(84)	1,752	17,262
Futures	—	23	—
Foreign Currency Transactions	—	—	41
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	5,009	12,563	(17,649)
Futures	—	(9)	—
Translation of Foreign Currency Denominated Amounts	—	—	5
Net Realized and Unrealized Gain (Loss)	19,102	14,329	12,703
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,610	$17,668	$20,733

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.
12

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Global Value Series		The Global Large Company Series		The Global Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,508	$7,200	$3,339	$2,903	$8,030	$5,808
Capital Gain Distributions Received from Affiliated Investment Companies	14,177	6,694	—	—	13,044	8,854
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(84)	(59)	1,752	(312)	17,262	9,018
Futures	—	—	23	54	—	—
Foreign Currency Transactions	—	—	—	—	41	(4)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	5,009	51,231	12,563	20,681	(17,649)	43,171
Futures	—	—	(9)	(38)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	—	5	15
Net Increase (Decrease) in Net Assets Resulting from Operations	28,610	65,066	17,668	23,288	20,733	66,862
Distributions From:
Net Investment Income	(6,945)	(4,206)	(2,725)	(1,878)	(6,470)	(3,987)
Net Short-Term Gains	(630)	(1,777)	—	—	(3,613)	(2,471)
Net Long-Term Gains	(6,164)	(5,191)	—	—	(14,630)	(11,282)
Total Distributions	(13,739)	(11,174)	(2,725)	(1,878)	(24,713)	(17,740)
Capital Share Transactions (1):
Shares Issued	97,804	83,649	17,997	34,044	26,195	65,959
Shares Issued in Lieu of Cash Distributions	12,602	10,277	2,316	1,596	23,201	16,771
Shares Redeemed	(17,190)	(837)	(27,485)	(3,674)	(34,334)	(1,349)
Net Increase (Decrease) from Capital Share Transactions	93,216	93,089	(7,172)	31,966	15,062	81,381
Total Increase (Decrease) in Net Assets	108,087	146,981	7,771	53,376	11,082	130,503
Net Assets
Beginning of Period	357,958	210,977	150,419	97,043	401,555	271,052
End of Period	$466,045	$357,958	$158,190	$150,419	$412,637	$401,555

(1) Shares Issued and Redeemed:
Shares Issued	5,318	5,286	1,532	3,384	1,373	3,885
Shares Issued in Lieu of Cash Distributions	733	728	210	170	1,308	1,070
Shares Redeemed	(970)	(54)	(2,430)	(383)	(1,832)	(77)
	5,081	5,960	(688)	3,171	849	4,878

Undistributed Net Investment Income (Distributions in
Excess of Net Investment Income)	$8,852	$6,289	$3,069	$2,455	$6,585	$4,877

See accompanying Notes to Financial Statements.
13

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The Global Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.49	$14.55	$12.73	$10.32	$8.17
Income From Investment Operations
Net Investment Income (Loss)	0.42	(A)	0.41	(A)	0.33	0.17	2.11
Net Gains (Losses) on Securities (Realized and Unrealized)	1.02	3.30	1.60	2.54	0.14
Total From Investment Operations	1.44	3.71	1.93	2.71	2.25
Less Distributions
Net Investment Income	(0.35)	(0.29)	(0.10)	(0.30)	(0.10)
Net Realized Gains	(0.34)	(0.48)	(0.01)	—	—
Total Distributions	(0.69)	(0.77)	(0.11)	(0.30)	(0.10)
Net Asset Value, End of Period	$18.24	$17.49	$14.55	$12.73	$10.32
Total Return	8.42%	26.69%	15.20%	26.81%	28.01%
Net Assets, End of Period (thousands)	$466,045	$357,958	$210,977	$169,335	$93,488
Ratio of Expenses to Average Net Assets(D)	0.19%	0.19%	0.23%	0.27%	0.368%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.19%	0.19%	0.23%	0.25%	0.298%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.62%	2.36%	1.52%	1.96%

The Global Large Company Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$11.08	$9.33	$8.53	$7.46	$6.36
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.24	(A)	0.20	0.16	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	1.16	1.69	0.69	1.12	1.09
Total From Investment Operations	1.42	1.93	0.89	1.28	1.19
Less Distributions
Net Investment Income	(0.22)	(0.18)	(0.09)	(0.21)	(0.09)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.22)	(0.18)	(0.09)	(0.21)	(0.09)
Net Asset Value, End of Period	$12.28	$11.08	$9.33	$8.53	$7.46
Total Return	13.06%	21.02%	10.51%	17.46%	19.07%
Net Assets, End of Period (thousands)	$158,190	$150,419	$97,043	$81,906	$44,460
Ratio of Expenses to Average Net Assets(D)	0.19%	0.21%	0.33%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.19%	0.19%	0.26%	0.29%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.40%	2.15%	2.48%	1.29%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
14

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The Global Small Company Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$18.71	$16.35	$14.56	$12.42	$8.59
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.30	(A)	0.27	(A)	0.18	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.59	3.12	1.93	2.71	3.79
Total From Investment Operations	0.94	3.42	2.20	2.89	3.92
Less Distributions
Net Investment Income	(0.30)	(0.24)	(0.11)	(0.28)	(0.09)
Net Realized Gains	(0.85)	(0.82)	(0.30)	(0.47)	—
Total Distributions	(1.15)	(1.06)	(0.41)	(0.75)	(0.09)
Net Asset Value, End of Period	$18.50	$18.71	$16.35	$14.56	$12.42
Total Return	5.30%	22.20%	15.49%	24.50%	46.17%
Net Assets, End of Period (thousands)	$412,637	$401,555	$271,052	$188,139	$127,872
Ratio of Expenses to Average Net Assets(D)	0.11%	0.11%	0.18%	0.21%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.11%	0.11%	0.18%	0.21%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.77%	1.76%	1.40%	1.55%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
15

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios of which The Global Value Series, The Global Large Company Series, and The Global Small Company Series (the "Global Funds") are presented in this section of the report.

The Global Funds achieve their investment objectives by investing primarily in nine portfolios within The DFA Investment Trust Company ("ITC") and one portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

	Global Funds (Percentage Ownership at November 30, 2007)
Master Funds	The Global Value Series	The Global Large Company Series	The Global Small Company Series
The U.S. Large Company Series (ITC)	N/A	2%	N/A
The U.S. Large Cap Value Series (ITC)	2%	N/A	N/A
The U.S. Small Cap Series (ITC)	N/A	N/A	6%
The DFA International Value Series (ITC)	3%	N/A	N/A
The Japanese Small Company Series (ITC)	N/A	N/A	3%
The Asia Pacific Small Company Series (ITC)	N/A	N/A	3%
The United Kingdom Small Company Series (ITC)	N/A	N/A	4%
The Continental Small Company Series (ITC)	N/A	N/A	3%
The Canadian Small Company Series (ITC)	N/A	N/A	97%
Large Cap International Portfolio (IDG)	N/A	4%	N/A

N/A – Global Fund does not hold any shares in Master Fund.

The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, and the Large Cap International Portfolio (the "Corporate Masters") are classified as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Asia Pacific Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the "Partnership Masters") are classified as partnerships for federal income tax purposes.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Corporate Masters held by the Global Funds are valued at their respective daily net asset values. The Global Funds' investments in the Partnership Masters reflect each of their proportionate interest in the net assets of their respective Partnership Masters.

16

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from Investment in Affiliated Investment Companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Trust or Global Funds are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Global Large Company Series and The Global Small Company Series, each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities and foreign currency, on a daily basis, from their respective Partnership Masters.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its fees and to assume each Global Fund's expenses (including the expenses the Global Funds bear as a shareholder of their Master Funds) to the extent necessary to limit the expenses of each Global Fund to the following rates as a percentage of average daily net assets on an annualized basis: 0.375% for The Global Value Series; 0.25% for The Global Large Company Series; and 0.375% for The Global Small Company Series. At any time that the annualized expenses of a Global Fund are less than the rate listed above for such Global Fund on an annualized basis, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Funds' annualized expenses to exceed the applicable percentage of average daily net assets as listed above. The Global Funds are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement shall remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Trust or the Advisor. At November 30, 2007, the Global Funds had no waivers or fees subject to future recovery to the Advisor.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for The Global Large Company Series, the Advisor had contractually agreed to waive its fees and to assume the fund's expenses (including the expenses that The Global Large Company Series bore as a shareholder of its Master Funds) to the extent necessary to limit the expenses to 0.375% of the average daily net assets on an annualized basis.

17

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2007, the total related amounts paid by the Trust to the CCO were $118 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Global Value Series	$8
The Global Large Company Series	3
The Global Small Company Series	9

E.  Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and character redesignation of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Global Small Company Series	$152	$(152)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Capital Gains	Short-Term Capital Gains	Long-Term Total
The Global Value Series
2006	$5,983	$5,191	$11,174
2007	7,575	6,164	13,739
The Global Large Company Series
2006	1,878	—	1,878
2007	2,725	—	2,725
The Global Small Company Series
2006	6,458	11,282	17,740
2007	10,083	14,630	24,713

18

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Global Value Series	$9,051	$13,512	—	$22,563
The Global Large Company Series	3,072	—	$(324)	2,748
The Global Small Company Series	9,308	26,426	—	35,734

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Global Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2013	2014	Total
The Global Large Company Series	$98	$226	$324

During the year ended November 30, 2007 the Global Large Company Series utilized capital loss carryforwards to offset realized capital gains of $1,660 (in thousands).

Some of the investments held by the Master Funds of the Global Small Company Series are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Global Small Company Series are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, The Global Small Company Series received cumulative unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies (in thousands) of $859 and $396, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Global Value Series	$352,602	$113,963	$(499)	$113,464
The Global Large Company Series	104,739	52,601	859	53,460
The Global Small Company Series	316,010	106,723	(10,073)	96,650

F.  Financial Instruments:

In accordance with the Global Funds' investment objectives and policies, the Global Funds may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Global Funds may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

G.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is

19

permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Global Value Series	6.00%	$460	2	—	$460

There were no outstanding borrowings by the Global Funds under this line of credit at November 30, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in January 21, 2008. There were no borrowings by the Global Funds under this line of credit during the year ended November 30, 2007.

H.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Funds' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

J.  Other:

At November 30, 2007, one shareholder held 100% of the outstanding shares of each of the Global Funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Global Value Series, The Global Large Company Series and The Global Small Company Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the transfer agent of the investee funds and brokers , provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

21

DFA INVESTMENT DIMENSIONS GROUP INC.

LARGE CAP INTERNATIONAL PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expese ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

Large Cap International Portfolio	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,033.40	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.29%	$1.47

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

22

DFA INVESTMENT DIMENSIONS GROUP INC.

LARGE CAP INTERNATIONAL PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
10.7%	8.3%	8.8%	26.0%	6.1%	11.8%	5.5%	10.7%	6.4%	5.5%	0.2%	100.0%

23

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
BHP Billiton, Ltd.	360,962	$13,759,857	0.6%
Commonwealth Bank of Australia	170,770	9,039,594	0.4%
Other Securities		104,183,575	4.7%
TOTAL — AUSTRALIA		126,983,026	5.7%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,265,593	0.4%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,518,774	0.8%
CANADA — (6.4%)
COMMON STOCKS — (6.4%)
# Royal Bank of Canada	224,972	11,951,110	0.6%
Other Securities		140,427,432	6.3%
TOTAL COMMON STOCKS		152,378,542	6.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		482	0.0%
TOTAL — CANADA		152,379,024	6.9%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		20,042,935	0.9%
FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Nokia Oyj	422,721	16,664,313	0.8%
Other Securities		21,295,070	0.9%
TOTAL — FINLAND		37,959,383	1.7%
FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
BNP Paribas SA	115,370	13,004,270	0.6%
France Telecom SA	231,887	8,787,804	0.4%
L'Oreal SA	64,016	8,898,448	0.4%
Sanofi - Aventis	111,839	10,665,800	0.5%
Total SA	235,328	19,030,731	0.9%
Other Securities		137,797,423	6.1%
TOTAL — FRANCE		198,184,476	8.9%
GERMANY — (7.8%)
COMMON STOCKS — (7.8%)
Allianz SE	46,204	9,547,352	0.4%
BASF AG	65,207	9,064,669	0.4%
Daimler AG	117,627	11,973,372	0.5%
Deutsche Bank AG ADR	73,002	9,618,013	0.4%
E.ON AG	73,313	14,925,995	0.7%
RWE AG Series A	61,853	8,435,406	0.4%
Siemens AG	83,409	12,678,637	0.6%
Other Securities		110,322,536	5.0%
TOTAL — GERMANY		186,565,980	8.4%

24

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$12,955,049	0.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		40,488,033	1.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		474	0.0%
TOTAL — HONG KONG		40,488,507	1.8%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		11,824,415	0.5%
ITALY — (3.0%)
COMMON STOCKS — (3.0%)
Eni SpA	285,395	10,215,298	0.5%
UniCredito Italiano SpA	1,406,625	11,953,655	0.6%
Other Securities		49,882,014	2.2%
TOTAL COMMON STOCKS		72,050,967	3.3%
PREFERRED STOCKS — (0.0%)
Other Securities		67,070	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,229	0.0%
TOTAL — ITALY		72,119,266	3.3%
JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
Mitsubishi UFJ Financial Group, Inc.	990,882	9,785,344	0.5%
Nintendo Co., Ltd.	15,300	9,394,844	0.4%
Nippon Telegraph & Telephone Corp.	2,177	9,878,218	0.5%
NTT DoCoMo, Inc.	6,017	9,629,735	0.5%
Sumitomo Mitsui Financial Group, Inc.	970	8,352,284	0.4%
Takeda Pharmaceutical Co., Ltd.	132,800	8,522,356	0.4%
Toyota Motor Credit Corp.	323,900	18,364,060	0.8%
Other Securities		370,612,278	16.5%
TOTAL — JAPAN		444,539,119	20.0%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
ArcelorMittal	129,106	9,521,225	0.4%
ING Groep NV	219,463	8,513,169	0.4%
Royal Dutch Shell P.L.C. Series A	422,155	17,080,435	0.8%
Other Securities		42,727,862	1.9%
TOTAL — NETHERLANDS		77,842,691	3.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,355,810	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,381,576	0.8%

25

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

			Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities				$68,199	0.0%
TOTAL — NORWAY				18,449,775	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities				7,000,766	0.3%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities				19,837,943	0.9%
SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR			403,500	10,022,940	0.5%
Banco Santander Central Hispano SA			566,687	12,140,555	0.6%
Telefonica SA			405,073	13,570,005	0.6%
Other Securities				54,489,927	2.4%
TOTAL — SPAIN				90,223,427	4.1%
SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities				49,162,215	2.2%
SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
Nestle SA			59,091	28,411,263	1.3%
Novartis AG			239,486	13,581,669	0.6%
Roche Holding AG Genusschein			103,191	19,706,372	0.9%
UBS AG			219,630	11,124,546	0.5%
Other Securities				74,260,691	3.3%
TOTAL — SWITZERLAND				147,084,541	6.6%
UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Anglo American P.L.C.			211,678	14,263,176	0.7%
Barclays P.L.C.			720,934	8,332,961	0.4%
BG Group P.L.C.			399,298	8,361,143	0.4%
BHP Billiton P.L.C.			264,333	8,732,035	0.4%
BP	P.	L.C.	2,255,040	27,346,462	1.2%
British American Tobacco P.L.C.			273,139	10,608,443	0.5%
GlaxoSmithKline P.L.C.			629,019	16,619,784	0.8%
HSBC Holdings P.L.C.			1,242,796	21,249,215	1.0%
Rio Tinto P.L.C.			114,511	13,299,669	0.6%
Royal Bank of Scotland Group P.L.C.			1,447,600	13,668,561	0.6%
Royal Dutch Shell P.L.C. ADR			120,400	9,709,056	0.4%
Royal Dutch Shell P.L.C. Series B			303,924	12,217,664	0.6%
Tesco P.L.C.			1,241,865	12,234,495	0.6%
Vodafone Group P.L.C.			6,093,647	22,803,349	1.0%
Xstrata P.L.C.			127,850	8,978,314	0.4%
Other Securities				245,915,340	10.8%
TOTAL — UNITED KINGDOM				454,339,667	20.4%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities				83,571	0.0%

26

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,980,000 FNMA 6.50%, 11/01/36, valued at $4,628,450) to be repurchased at $4,561,687	$4,560	$4,560,000	0.2%
SECURITIES LENDING COLLATERAL — (8.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $80,518,237 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 10/01/31 to 10/01/37; FNMA 6.083%(r), 06/01/47 & GNMA 5.000% 01/20/37, valued at $71,943,508) to be repurchased at $70,560,065	70,533	70,532,851	3.2%
@Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $52,303,679 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 06/01/21 to 11/01/47, valued at $51,002,552) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $88,648,288 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 08/01/35 to 12/01/37 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 10/01/37, valued at $81,604,672) to be repurchased at $80,030,867	80,000	80,000,000	3.6%
TOTAL SECURITIES LENDING COLLATERAL		200,532,851	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,673,055,164)		$2,401,298,804	108.0%

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $190,830 of securities on loan)	$2,196,206
Temporary Cash Investments at Value	4,560
Collateral Received from Securities on Loan at Value	200,533
Foreign Currencies at Value	2,681
Cash	15
Receivables:
Investment Securities Sold	45
Dividends, Interest, and Tax Reclaims	6,651
Securities Lending Income	176
Fund Shares Sold	23,132
Prepaid Expenses and Other Assets	26
Total Assets	2,434,025
LIABILITIES:
Payables:
Upon Return of Securities Loaned	200,533
Investment Securities Purchased	195
Fund Shares Redeemed	8,518
Due to Advisor	456
Accrued Expenses and Other Liabilities	143
Total Liabilities	209,845
NET ASSETS	$2,224,180
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	81,835,706
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.18
Investments at Cost	$1,467,962
Temporary Cash Investments at Cost	$4,560
Collateral Received from Securities on Loan at Cost	$200,533
Foreign Currencies at Cost	$2,690
NET ASSETS CONSIST OF:
Paid-In Capital	$1,469,034
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(1,254)
Accumulated Net Realized Gain (Loss)	28,125
Net Unrealized Foreign Exchange Gain (Loss)	40
Net Unrealized Appreciation (Depreciation)	728,235
NET ASSETS	$2,224,180
(1) NUMBER OF SHARES AUTHORIZED	250,000,000

See accompanying Notes to Financial Statements.
28

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,510)	$54,192
Interest	350
Income from Securities Lending	2,853
Total Investment Income	57,395
Expenses
Investment Advisory Services Fees	4,910
Accounting & Transfer Agent Fees	241
Custodian Fees	281
Filing Fees	63
Shareholders' Reports	71
Directors'/Trustees' Fees & Expenses	16
Legal Fees	20
Audit Fees	24
Other	37
Total Expenses	5,663
Net Investment Income (Loss)	51,732
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	37,442
Foreign Currency Transactions	174
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	231,080
Translation of Foreign Currency Denominated Amounts	(44)
Net Realized and Unrealized Gain (Loss)	268,652
Net Increase (Decrease) in Net Assets Resulting from Operations	$320,384

See accompanying Notes to Financial Statements.
29

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LARGE CAP INTERNATIONAL PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,732	$35,857
Net Realized Gain (Loss) on:
Investment Securities Sold	37,442	16,379
Foreign Currency Transactions	174	17
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	231,080	286,181
Translation of Foreign Currency Denominated Amounts	(44)	147
Net Increase (Decrease) in Net Assets Resulting from Operations	320,384	338,581
Distributions From:
Net Investment Income	(51,063)	(40,654)
Total Distributions	(51,063)	(40,654)
Capital Share Transactions (1):
Shares Issued	529,554	389,496
Shares Issued in Lieu of Cash Distributions	47,880	37,524
Shares Redeemed	(295,814)	(177,163)
Net Increase (Decrease) from Capital Share Transactions	281,620	249,857
Total Increase (Decrease) in Net Assets	550,941	547,784
Net Assets
Beginning of Period	1,673,239	1,125,455
End of Period	$2,224,180	$1,673,239
(1) Shares Issued and Redeemed:
Shares Issued	20,502	18,097
Shares Issued in Lieu of Cash Distributions	1,862	1,796
Shares Redeemed	(11,428)	(8,223)
	10,936	11,670
Undistributed Net Investment Income (Distributions in
Excess of Net Investment Income)	$(1,254)	$(1,125)

See accompanying Notes to Financial Statements.
30

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LARGE CAP INTERNATIONAL PORTFOLIO
  FINANCIAL HIGHLIGHTS
  (for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.60	$19.00	$17.31	$14.65	$12.10
Income from Investment Operations
Net Investment Income (Loss)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57	4.68	1.72	2.86	2.51
Total from Investment Operations	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Total Distributions	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	5%	4%	4%	1%	1%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
31

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LARGE CAP INTERNATIONAL PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-nine operational portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolio (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign

32

investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $39 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

33

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the year ended November 30, 2007, the Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.25% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$344,619
Sales	92,878

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$2,627	$(815)	$(1,812)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$40,702	—	$40,702
2007	52,781	$909	53,690

34

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$1,718	$909	$2,627

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$1,808	$28,914	$30,722

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforward available to offset future realized capital gains.

During the year ended November 30, 2007 the Portfolio utilized $6,873 (in thousands) in capital loss carryforwards to offset realized capital gains for federal income tax purposes.

Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. During the year ended November 30, 2007, the Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $3,274 and $4,205, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,677,118	$775,685	$(51,504)	$724,181

F.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

35

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	5.31%	$4,813	10	$7	$9,010
There were no outstanding borrowings by the Portfolio under this line of credit at November 30, 2007.

H.  Securities Lending:

As of November 30, 2007, the Portfolio had securities on loan to brokers/dealers, for which each portfolio held cash collateral. The portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

Subject to each portfolio's investment policy, the cash collateral received by the portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends,

36

interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Portfolio's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

K.  Other:

At November 30, 2007, two shareholders held approximately 67% of the outstanding shares of the Portfolio. One or more of the shareholders may be an omnibus account, which typically holds shares for the benefit of several other underlying investors.

37

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Large Cap International Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap International Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

38

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended November 30, 2007

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$977.20	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.86	0.04%	$0.21
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$881.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.49	0.12%	$0.58

39

The U.S. Small Cap Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$902.50	0.05%	$0.22
Hypothetical 5% Annual Return	$1,000.00	$1,024.84	0.05%	$0.23
The DFA International Value Series
Actual Fund Return	$1,000.00	$989.00	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$961.90	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.41	0.13%	$0.67
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,111.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.15%	$0.78
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$878.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.44	0.12%	$0.63
The Continental Small Company Series
Actual Fund Return	$1,000.00	$941.80	0.14%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$965.00	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.24%	$1.23

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

40

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	8.9%	10.3%	11.8%	17.5%	12.3%	11.5%	16.3%	3.3%	1.1%	3.5%	3.5%	—	100.0%
The U.S. Large Cap Value Series	18.8%	5.5%	14.0%	31.4%	1.4%	13.4%	4.5%	4.0%	—	7.0%	—	—	100.0%
The U.S. Small Cap Series	14.4%	4.0%	6.9%	13.7%	15.8%	17.0%	18.7%	5.1%	0.1%	1.1%	3.2%	—	100.0%
The DFA International Value Series	14.7%	3.6%	4.5%	45.4%	0.4%	7.2%	2.6%	10.4%	—	7.9%	3.1%	0.2%	100.0%
The Japanese Small Company Series	22.3%	9.7%	1.5%	9.6%	4.4%	27.5%	12.5%	11.5%	—	—	0.7%	0.3%	100.0%
The Asia Pacific Small Company Series	19.3%	3.8%	7.9%	14.1%	5.3%	20.9%	4.6%	19.5%	0.8%	1.5%	2.2%	0.1%	100.0%
The United Kingdom Small Company Series	15.3%	4.6%	9.1%	12.0%	3.3%	36.2%	11.5%	3.5%	2.9%	0.9%	0.7%	—	100.0%
The Continental Small Company Series	16.9%	7.0%	3.2%	15.2%	7.9%	28.4%	9.6%	8.6%	0.1%	0.5%	2.5%	0.1%	100.0%
The Canadian Small Company Series	11.1%	3.9%	22.9%	6.0%	6.1%	8.8%	7.8%	31.9%	—	—	1.4%	0.1%	100.0%

41

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.8%)
* Comcast Corp. Class A	1,055,480	$21,679,559	0.5%
Disney (Walt) Co.	662,846	21,973,345	0.5%
McDonald's Corp.	407,010	23,797,875	0.5%
Time Warner, Inc.	1,273,601	21,982,353	0.5%
Other Securities		311,165,241	6.9%
Total Consumer Discretionary		400,598,373	8.9%
Consumer Staples — (8.9%)
Altria Group, Inc.	718,963	55,762,770	1.2%
# Coca-Cola Co.	679,499	42,196,888	0.9%
CVS Caremark Corp.	505,754	20,275,678	0.5%
PepsiCo, Inc.	551,811	42,588,773	0.9%
Procter & Gamble Co.	1,065,774	78,867,276	1.8%
Wal-Mart Stores, Inc.	819,721	39,264,636	0.9%
Other Securities		178,764,588	4.0%
Total Consumer Staples		457,720,609	10.2%
Energy — (10.2%)
Chevron Corp.	728,013	63,897,701	1.4%
ConocoPhillips	555,712	44,479,188	1.0%
Exxon Mobil Corp.	1,894,130	168,880,631	3.7%
Occidental Petroleum Corp.	283,710	19,794,447	0.4%
# Schlumberger, Ltd.	407,107	38,044,149	0.8%
Other Securities		188,230,609	4.3%
Total Energy		523,326,725	11.6%
Financials — (15.1%)
American Express Co.	403,976	23,826,504	0.5%
American International Group, Inc.	875,774	50,908,743	1.1%
Bank of America Corp.	1,515,418	69,906,232	1.6%
Citigroup, Inc.	1,698,871	56,572,404	1.3%
JPMorgan Chase & Co.	1,155,652	52,720,844	1.2%
The Goldman Sachs Group, Inc.	138,536	31,397,799	0.7%
# U.S. Bancorp	589,603	19,509,963	0.4%
# Wachovia Corp.	649,905	27,945,915	0.6%
# Wells Fargo & Co.	1,141,493	37,018,618	0.8%
Other Securities		406,953,390	9.0%
Total Financials		776,760,412	17.2%
Health Care — (10.6%)
Abbott Laboratories	527,790	30,353,203	0.7%
* Amgen, Inc.	371,135	20,505,209	0.5%
Bristol-Myers Squibb Co.	675,477	20,014,384	0.4%
# Johnson & Johnson	988,513	66,961,871	1.5%
Medtronic, Inc.	387,318	19,695,120	0.4%
Merck & Co., Inc.	743,259	44,119,854	1.0%
Pfizer, Inc.	2,365,696	56,208,937	1.2%
UnitedHealth Group, Inc.	452,461	24,885,355	0.6%
# Wyeth	459,208	22,547,113	0.5%
Other Securities		242,777,376	5.4%
Total Health Care		548,068,422	12.2%

42

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.0%)
3M Co.	244,462	$20,353,906	0.5%
# Boeing Co.	267,643	24,767,683	0.5%
General Electric Co.	3,499,205	133,984,559	3.0%
United Parcel Service, Inc.	358,514	26,415,312	0.6%
United Technologies Corp.	338,703	25,324,823	0.6%
Other Securities		282,326,799	6.2%
Total Industrials		513,173,082	11.4%
Information Technology — (14.0%)
* Apple, Inc.	296,993	54,118,064	1.2%
* Cisco Sytems, Inc.	2,080,113	58,284,766	1.3%
* Dell, Inc.	775,788	19,037,838	0.4%
* Google, Inc.	78,883	54,665,919	1.2%
Hewlett-Packard Co.	880,448	45,043,720	1.0%
Intel Corp.	1,994,438	52,014,943	1.2%
International Business Machines Corp.	464,593	48,865,892	1.1%
Microsoft Corp.	2,753,592	92,520,691	2.1%
* Oracle Corp.	1,344,549	27,132,999	0.6%
QUALCOMM, Inc.	571,769	23,316,740	0.5%
Other Securities		244,521,199	5.4%
Total Information Technology		719,522,771	16.0%
Materials — (2.9%)
Total Materials		147,578,484	3.3%
Real Estate Investment Trusts — (0.9%)
Total Real Estate Investment Trusts		47,562,898	1.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	2,082,882	79,586,921	1.8%
Verizon Communications, Inc.	991,261	42,832,388	1.0%
Other Securities		32,998,585	0.6%
Total Telecommunication Services		155,417,894	3.4%
Utilities — (3.1%)
Total Utilities		157,645,446	3.5%
TOTAL COMMON STOCKS		4,447,375,116	98.7%

43

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
TEMPORARY CASH INVESTMENTS — (2.9%)	(000)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,405,000 FHLMC 6.50%, 08/01/37, & FNMA 6.50%, 09/01/37, valued at $152,951,769) to be repurchased at $150,748,756	$150,693	$150,693,000	3.3%
SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $570,770,957 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA 6.094%, 10/01/37, valued at $540,324,836) to be repurchased at $524,789,679	524,587	524,587,219	11.6%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,851,887 FHLMC 4.000%, 02/01/21 & FNMA 5.000%, 05/01/34, valued at $9,171,246) to be repurchased at $8,876,688	8,873	8,873,287	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $12,750,000 FNMA 6.032%, 11/01/36, valued at $11,867,995) to be repurchased at $11,524,441	11,520	11,519,996	0.3%
TOTAL SECURITIES LENDING COLLATERAL		544,980,502	12.1%
TOTAL INVESTMENTS — (100.0%) (Cost $3,751,498,743)		$5,143,048,618	114.1%

See accompanying Notes to Financial Statements.
44

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.5%)
Consumer Discretionary — (17.0%)
# CBS Corp. Class B	5,768,306	$158,224,634	1.6%
Clear Channel Communications, Inc.	1,942,666	69,741,709	0.7%
* Comcast Corp. Class A	12,605,542	258,917,833	2.6%
*# Ford Motor Co.	11,482,590	86,234,251	0.9%
# General Motors Corp.	4,476,500	133,533,995	1.3%
*# IAC/InterActiveCorp.	2,126,951	59,193,046	0.6%
* Liberty Media Holding Corp. Capital Class A	996,868	118,687,104	1.2%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	86,549,529	0.9%
# Macy's, Inc.	1,764,630	52,321,279	0.5%
# Time Warner, Inc.	18,954,280	327,150,873	3.2%
Other Securities		542,265,664	5.1%
Total Consumer Discretionary		1,892,819,917	18.6%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,298,560	83,552,656	0.8%
# Coca-Cola Enterprises, Inc.	3,631,272	94,304,134	0.9%
Kraft Foods, Inc.	3,840,090	132,675,109	1.3%
# SUPERVALU, Inc.	1,558,542	65,256,154	0.7%
Other Securities		170,010,566	1.7%
Total Consumer Staples		545,798,619	5.4%
Energy — (12.7%)
# Anadarko Petroleum Corp.	3,531,056	199,857,770	2.0%
Apache Corp.	2,352,090	227,658,791	2.2%
# Chesapeake Energy Corp.	3,245,338	122,836,043	1.2%
ConocoPhillips	2,867,340	229,501,894	2.3%
Devon Energy Corp.	2,025,342	167,718,571	1.6%
Hess Corp.	1,777,596	126,600,387	1.2%
Valero Energy Corp.	913,775	59,459,339	0.6%
Other Securities		273,500,103	2.8%
Total Energy		1,407,132,898	13.9%
Financials — (28.4%)
Allstate Corp.	2,157,000	110,265,840	1.1%
American International Group, Inc.	2,123,906	123,462,656	1.2%
Bank of America Corp.	2,826,141	130,369,884	1.3%
# Capital One Financial Corp.	1,629,784	86,883,785	0.9%
Chubb Corp.	1,503,600	82,021,380	0.8%
# Cincinnati Financial Corp.	1,347,289	53,864,614	0.5%
CNA Financial Corp.	1,956,582	69,341,266	0.7%
Hartford Financial Services Group, Inc.	1,173,900	111,896,148	1.1%
Janus Capital Group, Inc.	1,580,900	53,070,813	0.5%
JPMorgan Chase & Co.	5,588,380	254,941,896	2.5%
Lincoln National Corp.	1,108,426	68,245,789	0.7%
Loews Corp.	3,929,202	187,776,564	1.8%
MetLife, Inc.	5,666,498	371,665,604	3.7%
# Principal Financial Group, Inc.	1,210,200	79,255,998	0.8%
Prudential Financial, Inc.	1,887,800	177,717,492	1.8%
# The Travelers Companies, Inc.	5,237,509	278,164,103	2.7%
Unum Group	2,480,889	61,625,283	0.6%
Other Securities		851,418,199	8.3%
Total Financials		3,151,987,314	31.0%
Health Care — (1.3%)
Total Health Care		140,565,707	1.4%

45

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.1%)
Burlington Northern Santa Fe Corp.	2,247,573	$187,717,297	1.8%
CSX Corp.	3,415,204	143,438,568	1.4%
Norfolk Southern Corp.	3,254,502	166,663,047	1.6%
Northrop Grumman Corp.	2,672,884	210,596,530	2.1%
Raytheon Co.	1,311,300	81,103,905	0.8%
Southwest Airlines Co.	5,237,820	74,115,153	0.7%
# Union Pacific Corp.	2,098,000	264,641,720	2.6%
Other Securities		213,052,228	2.2%
Total Industrials		1,341,328,448	13.2%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,404,843	74,203,807	0.7%
Other Securities		377,269,035	3.7%
Total Information Technology		451,472,842	4.4%
Materials — (3.6%)
# International Paper Co.	1,638,145	55,287,394	0.5%
Weyerhaeuser Co.	1,460,829	106,903,466	1.1%
Other Securities		240,624,394	2.4%
Total Materials		402,815,254	4.0%
Telecommunication Services — (6.4%)
AT&T, Inc.	8,333,818	318,435,186	3.1%
Verizon Communications, Inc.	6,287,553	271,685,165	2.7%
Other Securities		115,818,248	1.1%
Total Telecommunication Services		705,938,599	6.9%
TOTAL COMMON STOCKS		10,039,859,598	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $51,380,000 FHLMC 6.50%, 09/01/37, valued at $52,301,327) to be repurchased at $51,543,064	$51,524	51,524,000	0.5%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,045,601,749 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 10/01/37, valued at $995,347,329) to be repurchased at $966,729,587	966,357	966,356,630	9.5%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,670,658 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 07/01/19 to 08/01/37, valued at $16,656,068) to be repurchased at $16,108,841	16,103	16,102,668	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $80,343,434 FNMA, rates ranging from 4.622% to 7.277%, maturities ranging from 05/01/33 to 04/01/37, valued at $22,409,744) to be repurchased at $21,765,221	21,757	21,756,826	0.2%
TOTAL SECURITIES LENDING COLLATERAL		1,004,216,124	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $9,374,459,651)		$11,095,599,722	109.2%

See accompanying Notes to Financial Statements.
46

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (77.9%)
Consumer Discretionary — (11.2%)
# Ameristar Casinos, Inc.	178,372	$5,599,097	0.2%
* Bally Technologies, Inc.	177,460	7,400,082	0.2%
* Deckers Outdoor Corp.	42,000	6,055,140	0.2%
* Fossil, Inc.	143,780	6,231,425	0.2%
* Gemstar-TV Guide International, Inc.	1,181,114	6,968,573	0.2%
* LKQ Corp.	177,900	7,064,409	0.2%
* Sonic Corp.	291,103	7,102,913	0.2%
Tupperware Corp.	197,700	6,895,776	0.2%
Other Securities		451,636,806	12.5%
Total Consumer Discretionary		504,954,221	14.1%
Consumer Staples — (3.1%)
*# Central European Distribution Corp.	133,739	6,686,950	0.2%
# Flowers Foods, Inc.	268,405	6,235,048	0.2%
Longs Drug Stores Corp.	113,700	6,017,004	0.2%
Ruddick Corp.	154,892	5,543,585	0.2%
Other Securities		117,037,865	3.1%
Total Consumer Staples		141,520,452	3.9%
Energy — (5.2%)
* Atwood Oceanics, Inc.	85,552	7,464,412	0.2%
# Berry Petroleum Corp. Class A	136,100	5,629,096	0.2%
*# Dril-Quip, Inc.	128,800	7,266,896	0.2%
*# Exterran Holdings, Inc.	91,382	7,314,215	0.2%
* Whiting Petroleum Corp.	119,660	6,308,475	0.2%
Other Securities		197,854,106	5.4%
Total Energy		231,837,200	6.4%
Financials — (10.7%)
Alfa Corp.	268,519	5,802,696	0.2%
* SVB Financial Group	108,727	5,597,266	0.2%
Other Securities		471,125,003	13.0%
Total Financials		482,524,965	13.4%
Health Care — (12.3%)
*# Alexion Pharmaceuticals, Inc.	94,913	6,902,073	0.2%
* AMERIGROUP Corp.	174,600	6,001,002	0.2%
*# BioMarin Pharmaceutical, Inc.	255,482	7,025,755	0.2%
*# Healthways, Inc.	116,500	6,800,105	0.2%
* MGI Pharma, Inc.	258,324	8,940,594	0.3%
*# Myriad Genetics, Inc.	133,345	6,427,229	0.2%
*# Onyx Pharmaceuticals, Inc.	155,520	8,482,061	0.2%
*# Pharmion Corp.	103,840	6,629,146	0.2%
Steris Corp.	203,800	5,698,248	0.2%
*# United Therapeutics Corp.	74,258	7,431,741	0.2%
* Varian, Inc.	94,199	6,598,640	0.2%
*# Ventana Medical Systems, Inc.	101,787	9,040,721	0.3%
Other Securities		467,237,413	12.8%
Total Health Care		553,214,728	15.4%
Industrials — (13.2%)
# Actuant Corp.	182,956	5,794,217	0.2%
# Clarcor, Inc.	171,200	6,096,432	0.2%
# Curtiss-Wright Corp.	142,300	7,675,662	0.2%
Deluxe Corp.	183,430	5,794,554	0.2%
* FTI Consulting, Inc.	113,425	6,465,225	0.2%
* Hexcel Corp.	290,613	7,401,913	0.2%
# Mine Safety Appliances Co.	120,200	5,891,002	0.2%
Nordson Corp.	112,475	5,938,680	0.2%

47

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Rollins, Inc.	221,050	$6,507,712	0.2%
* Teledyne Technologies, Inc.	109,300	5,926,246	0.2%
Valmont Industries, Inc.	82,850	6,502,897	0.2%
Walter Industries, Inc.	168,500	5,845,265	0.2%
Watson Wyatt & Co. Holdings	120,400	5,544,420	0.2%
Woodward Governor Co.	110,918	7,602,320	0.2%
Other Securities		505,621,235	13.8%
Total Industrials		594,607,780	16.6%
Information Technology — (14.5%)
Adtran, Inc.	257,726	5,590,077	0.2%
*# Lawson Software, Inc.	608,706	5,916,622	0.2%
Other Securities		639,125,974	17.7%
Total Information Technology		650,632,673	18.1%
Materials — (4.2%)
* Century Aluminum Co.	108,590	6,226,551	0.2%
Quanex Corp.	123,675	6,188,697	0.2%
Silgan Holdings, Inc.	113,826	6,104,488	0.2%
Other Securities		168,321,565	4.6%
Total Materials		186,841,301	5.2%
Other — (0.0%)
Total Other		1,870	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,160,307	0.1%
Telecommunication Services — (0.9%)
Total Telecommunication Services		39,158,367	1.1%
Utilities — (2.5%)
Total Utilities		110,562,643	3.1%
TOTAL COMMON STOCKS		3,499,016,507	97.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,373	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,470,000 FHLMC 6.50%, 09/01/37, valued at $49,528,624) to be repurchased at $48,823,058	$48,805	48,805,000	1.4%
SECURITIES LENDING COLLATERAL — (21.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $930,411,504 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/36 to 11/01/37 & FNMA 6.094%, 10/01/37, valued at $937,644,117) to be repurchased at $910,685,430	910,334	910,334,094	25.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,486,799 FNMA 5.500%, 07/01/33 & 5.500%, 07/01/37, valued at $15,743,735) to be repurchased at $15,223,668	15,218	15,217,834	0.4%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $21,600,000 FNMA 6.164%, 04/01/37, valued at $20,593,335) to be repurchased at $19,999,285	19,992	19,991,572	0.6%
TOTAL SECURITIES LENDING COLLATERAL		945,543,500	26.3%
TOTAL INVESTMENTS — (100.0%) (Cost $4,330,636,702)		$4,493,368,380	125.1%

See accompanying Notes to Financial Statements.
48

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	2,744,157	$68,552,467	0.7%
Commonwealth Bank of Australia	2,014,458	106,633,968	1.1%
National Australia Bank, Ltd.	2,920,516	99,090,123	1.0%
Other Securities		238,882,803	2.5%
TOTAL — AUSTRALIA		513,159,361	5.3%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		48,684,812	0.5%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		91,490,490	1.0%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# Barrick Gold Corp.	1,914,820	77,764,728	0.8%
EnCana Corp.	1,459,886	95,057,930	1.0%
# Sun Life Financial, Inc.	1,300,100	69,077,767	0.7%
Other Securities		358,843,594	3.7%
TOTAL — CANADA		600,744,019	6.2%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		88,148,818	0.9%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		96,149,718	1.0%
FRANCE — (9.3%)
COMMON STOCKS — (9.3%)
# AXA SA	2,905,543	118,407,106	1.2%
BNP Paribas SA	1,666,604	187,856,187	2.0%
Compagnie de Saint-Gobain	598,264	58,598,294	0.6%
Renault SA	394,997	57,294,911	0.6%
Vivendi SA	2,554,386	117,136,324	1.2%
Other Securities		413,458,699	4.3%
TOTAL — FRANCE		952,751,521	9.9%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Allianz SE	464,749	96,033,294	1.0%
Allianz SE Sponsored ADR	2,772,640	57,060,931	0.6%
Daimler AG	1,734,297	176,535,855	1.8%
Deutsche Bank AG	801,377	105,499,590	1.1%
Deutsche Telekom AG Sponsored ADR	2,860,650	63,077,333	0.7%
E.ON AG	677,579	137,950,169	1.4%
E.ON AG Sponsored ADR	1,091,708	74,253,065	0.8%

49

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	400,549	$73,069,532	0.8%
Volkswagen AG	499,652	119,853,330	1.2%
Other Securities		296,666,898	3.1%
TOTAL — GERMANY		1,199,999,997	12.5%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		44,795,991	0.5%
HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cheung Kong Holdings, Ltd.	3,320,000	62,820,701	0.7%
Hutchison Whampoa, Ltd.	4,729,000	56,465,323	0.6%
Sun Hung Kai Properties, Ltd.	2,892,000	60,191,545	0.6%
Other Securities		140,438,099	1.4%
TOTAL COMMON STOCKS		319,915,668	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,065	0.0%
TOTAL — HONG KONG		319,923,733	3.3%
IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
CRH P.L.C.	1,259,311	47,527,698	0.5%
Other Securities		67,147,870	0.7%
TOTAL — IRELAND		114,675,568	1.2%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
UniCredito Italiano SpA	11,544,563	98,106,972	1.0%
Other Securities		195,846,128	2.1%
TOTAL — ITALY		293,953,100	3.1%
JAPAN — (10.6%)
COMMON STOCKS — (10.6%)
Matsushita Electric Industrial Co., Ltd.	3,985,135	81,039,212	0.9%
Millea Holdings, Inc.	1,629,300	57,259,468	0.6%
Other Securities		954,785,990	9.8%
TOTAL — JAPAN		1,093,084,670	11.3%
NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
Aegon NV	3,298,073	58,880,389	0.6%
ArcelorMittal	1,288,819	95,046,984	1.0%
ING Groep NV	3,203,383	124,262,135	1.3%
Koninklijke Philips Electronics NV	2,318,687	96,519,107	1.0%
Other Securities		60,981,814	0.6%
TOTAL — NETHERLANDS		435,690,429	4.5%
NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,852,406	0.0%

50

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Orkla ASA	2,900,350	$52,226,456	0.6%
Other Securities		63,265,967	0.6%
TOTAL COMMON STOCKS		115,492,423	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,673,103	0.0%
TOTAL — NORWAY		117,165,526	1.2%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		24,575,795	0.3%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		90,758,207	0.9%
SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
Banco Santander Central Hispano SA	7,329,732	157,030,271	1.6%
Repsol YPF SA	1,547,213	57,107,719	0.6%
Other Securities		160,985,717	1.7%
TOTAL — SPAIN		375,123,707	3.9%
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	4,414,518	74,173,347	0.8%
Other Securities		185,350,005	1.9%
TOTAL — SWEDEN		259,523,352	2.7%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	85,984,030	0.9%
Credit Suisse Group	1,826,488	110,362,858	1.2%
Swiss Re	639,545	47,455,334	0.5%
Zurich Financial SVCS AG	298,280	86,931,188	0.9%
Other Securities		272,582,833	2.8%
TOTAL — SWITZERLAND		603,316,243	6.3%
UNITED KINGDOM — (21.6%)
COMMON STOCKS — (21.6%)
Anglo American P.L.C.	2,642,872	178,080,614	1.9%
Aviva P.L.C.	6,768,276	94,828,273	1.0%
Barclays P.L.C. Sponsored ADR	2,210,690	102,487,588	1.1%
HBOS P.L.C.	8,458,158	138,674,399	1.4%
HSBC Holdings P.L.C. Sponsored ADR	2,078,943	177,749,626	1.8%
Royal & Sun Alliance Insurance Group P.L.C.	17,295,699	52,747,937	0.5%
Royal Bank of Scotland Group P.L.C.	26,156,342	246,974,005	2.6%
Royal Dutch Shell P.L.C. ADR	1,052,345	84,861,101	0.9%
Vodafone Group P.L.C.	61,674,811	230,796,469	2.4%
Vodafone Group P.L.C. Sponsered ADR	5,845,118	217,730,645	2.3%
Xstrata P.L.C.	827,417	58,105,667	0.6%
Other Securities		638,504,968	6.5%
TOTAL — UNITED KINGDOM		2,221,541,292	23.0%

51

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $32,795,000 FNMA 6.50%, 08/01/36, valued at $29,911,603) to be repurchased at $29,478,903	$29,468	$29,468,000	0.3%
SECURITIES LENDING COLLATERAL — (6.4%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $237,187,054 FNMA 7.000%, 08/01/37, valued at $238,933,798) to be repurchased at $234,339,202	234,249	234,248,821	2.4%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,218,550 FNMA, rates ranging from 5.920%(r) to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	1.0%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $177,712,412 FHLMC, rates ranging from 5.000% to 6.5000%, maturities ranging from 11/01/21 to 11/01/37 & FNMA, rates ranging from 4.993%(r) to 6.251%(r), maturities ranging from 07/01/16 to 01/01/37, valued at $166,090,310) to be repurchased at $162,896,464	162,834	162,833,637	1.7%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $62,244,609 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 12/01/37, valued at $62,877,930) to be repurchased at $61,664,000	61,640	61,640,217	0.7%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $123,598,062 FHLMC, rates ranging from 4.500% to 7.000, maturities ranging from 09/01/35 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/33 to 10/01/37, valued at $107,101,957) to be repurchased at $105,040,513	105,000	105,000,000	1.1%
TOTAL SECURITIES LENDING COLLATERAL		663,722,675	6.9%
TOTAL INVESTMENTS — (100.0%) (Cost $7,565,570,045)		$10,282,299,430	106.7%

See accompanying Notes to Financial Statements.
52

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
Alpine Electronics, Inc.	237,300	$4,028,660	0.3%
Exedy Corp.	126,600	4,375,292	0.3%
#* J Front Retailing Co., Ltd.	529,077	4,804,380	0.3%
# Juki Corp.	455,000	3,826,474	0.3%
Kayaba Industry Co., Ltd.	763,000	4,574,986	0.3%
K's Holdings Corp.	137,572	3,922,106	0.3%
# Matsuya Co., Ltd.	189,000	3,727,680	0.3%
Nissan Shatai Co., Ltd.	537,000	4,235,617	0.3%
# PanaHome Corp.	546,000	3,732,300	0.3%
# Parco Co., Ltd.	285,000	3,786,651	0.3%
Resorttrust, Inc.	178,608	3,764,113	0.3%
# Sanyo Shokai, Ltd.	474,000	3,735,687	0.3%
# Tokyo Style Co., Ltd.	354,000	3,766,509	0.3%
# Yoshinoya Holdings Co., Ltd.	2,227	3,764,834	0.3%
# Zenrin Co., Ltd.	134,000	4,251,629	0.3%
# Zensho Co., Ltd.	381,800	3,795,929	0.3%
Other Securities		285,449,467	18.4%
Total Consumer Discretionary		349,542,314	23.2%
Consumer Staples — (7.2%)
Heiwado Co., Ltd.	209,000	3,789,929	0.3%
Sugi Pharmacy Co., Ltd.	124,700	3,729,574	0.2%
Other Securities		135,213,568	9.0%
Total Consumer Staples		142,733,071	9.5%
Energy — (1.1%)
# Modec, Inc.	130,400	4,353,284	0.3%
Other Securities		17,288,427	1.1%
Total Energy		21,641,711	1.4%
Financials — (7.1%)
Kiyo Holdings, Inc.	2,247,000	3,779,063	0.3%
# The Bank of Iwate, Ltd.	66,500	4,230,096	0.3%
# TOC Co., Ltd.	443,950	3,797,521	0.3%
Other Securities		128,809,955	8.5%
Total Financials		140,616,635	9.4%
Health Care — (3.4%)
Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586	0.3%
Miraca Holdings, Inc.	156,000	3,800,167	0.2%
Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842	0.3%
Nihon Kohden Corp.	159,000	3,797,463	0.2%
# Nipro Corp.	211,000	4,080,891	0.3%
Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017	0.3%
Other Securities		44,049,460	3.0%
Total Health Care		68,836,426	4.6%
Industrials — (20.7%)
# Chudenko Corp.	220,000	4,188,948	0.3%
# Daiseki Co., Ltd.	140,712	4,739,952	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	4,053,545	0.3%

53

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Hitachi Transport System, Ltd.	358,000	$4,122,942	0.3%
Iino Kaiun Kaisha, Ltd.	355,000	4,160,081	0.3%
Kintetsu World Express, Inc.	120,000	4,556,939	0.3%
# Meitec Corp.	138,800	4,655,867	0.3%
# Nissha Printing Co., Ltd.	108,200	3,943,441	0.3%
# Ryobi, Ltd.	587,000	3,962,838	0.3%
# Toyo Engineering Corp.	661,000	4,030,510	0.3%
Tsubakimoto Chain Co.	609,000	3,921,122	0.3%
Other Securities		364,802,032	24.0%
Total Industrials		411,138,217	27.3%
Information Technology — (9.3%)
Capcom Co., Ltd.	171,600	4,665,895	0.3%
Hitachi Kokusai Electric, Inc.	319,000	4,159,828	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,110,626	0.3%
# Hosiden Corp.	255,600	4,336,118	0.3%
Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611	0.3%
# Koei Co., Ltd.	244,400	4,838,265	0.3%
Other Securities		157,253,355	10.4%
Total Information Technology		184,155,698	12.2%
Materials — (8.4%)
Adeka Corp.	359,000	3,804,224	0.3%
# Daio Paper Corp.	446,000	3,897,676	0.3%
Nifco, Inc.	171,000	4,197,452	0.3%
# Nippon Paint Co., Ltd.	798,000	4,287,268	0.3%
# Sanyo Special Steel Co., Ltd.	582,000	4,070,941	0.3%
Other Securities		146,841,475	9.6%
Total Materials		167,099,036	11.1%
Utilities — (0.5%)
Total Utilities		9,771,836	0.7%
TOTAL COMMON STOCKS		1,495,534,944	99.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000	0.0%
SECURITIES LENDING COLLATERAL — (24.7%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000	3.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168	2.7%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335	26.7%
TOTAL SECURITIES LENDING COLLATERAL		492,096,503	32.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,055,755,063)		$1,988,304,447	132.1%

See accompanying Notes to Financial Statements.
54

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
# ABB Grain, Ltd.	730,107	$5,418,163	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,978,122	0.6%
Ansell, Ltd.	735,509	7,519,974	0.6%
# APA Group	1,859,764	6,066,245	0.5%
#* Arrow Energy NL	2,520,200	6,867,628	0.6%
#* Austar United Communications, Ltd.	5,107,520	7,060,198	0.6%
# Australian Infrastructure Fund	1,930,563	5,638,865	0.5%
* Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609	0.6%
# Bank of Queensland, Ltd.	533,264	8,598,824	0.7%
# Beach Petroleum, Ltd.	4,600,716	5,863,973	0.5%
# Bendigo Bank, Ltd. (6091280)	723,717	11,093,251	0.9%
* Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429	0.6%
Bradken, Ltd.	502,909	6,035,808	0.5%
# Campbell Brothers, Ltd.	235,374	7,008,980	0.6%
# Centennial Coal Co., Ltd.	1,430,060	5,960,721	0.5%
# Coates Hire, Ltd.	1,227,266	7,108,082	0.6%
# ConnectEast Group	6,458,097	9,638,821	0.8%
Crane Group, Ltd.	340,809	5,039,487	0.4%
# David Jones, Ltd.	2,333,382	10,347,237	0.9%
Downer EDI, Ltd.	1,571,249	6,853,889	0.6%
# DUET Group	2,936,441	8,757,139	0.7%
Dyno Nobel, Ltd.	3,942,400	8,595,207	0.7%
Felix Resources, Ltd.	790,316	5,608,676	0.5%
# FKP Property Group	1,209,044	7,830,984	0.7%
# Flight Centre, Ltd.	350,031	9,087,454	0.8%
# Futuris Corp., Ltd.	3,100,588	5,822,185	0.5%
# Gunns, Ltd.	1,892,783	6,377,991	0.5%
Incitec Pivot, Ltd.	218,180	17,572,572	1.5%
# JB Hi-Fi, Ltd.	516,355	7,421,459	0.6%
Jubilee Mines NL	494,194	10,101,311	0.8%
# MacArthur Coal, Ltd.	764,173	6,097,719	0.5%
#* Mount Gibson Iron, Ltd.	3,240,121	7,542,313	0.6%
# New Hope Corp., Ltd.	3,651,457	7,688,886	0.6%
# Nufarm, Ltd.	424,178	6,306,474	0.5%
Pacific Brands, Ltd.	2,646,694	7,322,544	0.6%
#* Pan Australian Resources, Ltd.	6,231,776	5,576,858	0.5%
Paperlinx, Ltd.	2,344,452	5,048,540	0.4%
#* Portman, Ltd.	629,506	6,223,314	0.5%
# Primary Health Care, Ltd.	579,048	6,353,132	0.5%
# Ramsay Health Care, Ltd.	596,658	5,799,579	0.5%
Reece Australia, Ltd.	251,463	6,225,973	0.5%
#* Riversdale Mining, Ltd.	804,086	7,046,244	0.6%
# Transfield Services, Ltd.	768,280	10,484,904	0.9%
Other Securities		414,531,550	34.2%
TOTAL COMMON STOCKS		732,533,314	60.8%
PREFERRED STOCKS — (0.0%)
Other Securities		874,994	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		219,788	0.0%
TOTAL — AUSTRALIA		733,628,096	60.9%

55

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
Allied Properties, Ltd.	12,686,000	$5,673,199	0.5%
# Ports Design, Ltd.	1,507,500	5,179,940	0.4%
Other Securities		228,088,258	18.9%
TOTAL COMMON STOCKS		238,941,397	19.8%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,459,640	0.1%
TOTAL — HONG KONG		240,401,037	19.9%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,834	0.0%
NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292	0.6%
Sky City Entertainment Group, Ltd.	1,896,268	6,932,200	0.6%
Other Securities		43,589,550	3.6%
TOTAL — NEW ZEALAND		57,440,042	4.8%
SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368	0.7%
Labroy Marine, Ltd.	3,343,000	6,538,436	0.6%
Raffles Education Corp., Ltd.	2,403,000	5,353,282	0.5%
Other Securities		139,836,968	11.5%
TOTAL COMMON STOCKS		159,919,054	13.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		306,773	0.0%
TOTAL — SINGAPORE		160,225,827	13.3%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		5,591	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		269,717	0.0%

56

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	$4,097,000	0.3%
SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	4.1%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	8.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673	6.9%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741	12.5%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162	5.9%
TOTAL SECURITIES LENDING COLLATERAL		454,229,576	37.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,263,895,537)		$1,650,300,720	136.9%

See accompanying Notes to Financial Statements.
57

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
Greene King P.L.C.	411,407	$6,921,476	0.6%
Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905	0.6%
Other Securities		156,370,961	13.5%
Total Consumer Discretionary		170,621,342	14.7%
Consumer Staples — (4.7%)
Marston's P.L.C.	1,247,442	8,609,175	0.7%
Other Securities		46,715,756	4.1%
Total Consumer Staples		55,324,931	4.8%
Energy — (8.8%)
Burren Energy P.L.C.	476,536	12,229,468	1.1%
* Dana Petroleum P.L.C.	337,760	9,190,529	0.8%
Expro International Group P.L.C.	429,435	8,954,966	0.8%
Hunting P.L.C.	485,389	6,995,372	0.6%
John Wood Group P.L.C.	1,504,358	12,695,851	1.1%
* Premier Oil P.L.C.	335,038	8,937,404	0.8%
*# Soco International P.L.C.	294,449	14,071,036	1.2%
Venture Production P.L.C.	437,094	7,146,277	0.6%
Other Securities		24,367,618	2.0%
Total Energy		104,588,521	9.0%
Financials — (14.3%)
Aberdeen Asset Management P.L.C.	2,493,376	8,592,838	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	6,964,099	0.6%
Derwent London P.L.C.	345,803	10,690,288	0.9%
# F&C Asset Management P.L.C.	1,670,683	6,933,855	0.6%
Henderson Group P.L.C.	2,973,714	8,786,434	0.8%
Hiscox, Ltd.	1,606,168	8,815,949	0.8%
IG Group Holdings P.L.C.	1,209,607	10,165,082	0.9%
Other Securities		109,649,360	9.4%
Total Financials		170,597,905	14.7%
Health Care — (3.2%)
* Gyrus Group P.L.C.	623,812	7,774,656	0.7%
SSL International P.L.C.	779,371	8,066,732	0.7%
Other Securities		21,913,859	1.9%
Total Health Care		37,755,247	3.3%
Industrials — (34.9%)
Aggreko P.L.C.	1,047,234	10,911,260	0.9%
Amec P.L.C.	762,317	12,027,803	1.0%
Arriva P.L.C.	577,614	9,690,241	0.8%
Atkins WS P.L.C.	445,124	11,058,742	1.0%
Babcock International Group P.L.C.	857,669	10,393,531	0.9%
Carillion P.L.C.	1,160,755	8,818,156	0.8%
* Charter P.L.C.	613,283	10,878,338	0.9%
Cookson Group P.L.C.	780,702	11,967,847	1.0%
Davis Service Group P.L.C.	701,142	7,619,306	0.7%
De La Rue P.L.C.	631,439	11,318,867	1.0%
* easyJet P.L.C.	742,283	8,592,046	0.7%
Forth Ports P.L.C.	187,302	7,008,426	0.6%
Go-Ahead Group P.L.C.	178,245	9,062,610	0.8%
Homeserve P.L.C.	238,474	8,727,754	0.8%
Intertek Group P.L.C.	615,784	11,448,487	1.0%
* Invensys P.L.C.	1,628,063	8,332,032	0.7%

58

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Michael Page International P.L.C.	1,292,259	$8,686,749	0.8%
Mitie Group P.L.C.	1,263,634	7,150,545	0.6%
SIG P.L.C.	487,628	8,665,468	0.8%
Stagecoach Group P.L.C.	1,492,069	7,573,445	0.7%
The Weir Group P.L.C.	853,629	13,722,292	1.2%
VT Group P.L.C.	708,023	9,376,850	0.8%
Other Securities		201,498,935	17.3%
Total Industrials		414,529,730	35.8%
Information Technology — (11.4%)
* Autonomy Corp. P.L.C.	735,861	12,067,144	1.0%
Electrocomponents P.L.C.	1,509,894	6,868,178	0.6%
Halma P.L.C.	1,554,692	6,849,328	0.6%
Laird Group P.L.C.	696,658	8,392,854	0.7%
Misys P.L.C.	2,032,165	8,387,962	0.7%
Rotork P.L.C.	368,996	7,458,499	0.7%
Spectris P.L.C.	508,179	8,013,242	0.7%
Other Securities		77,914,624	6.7%
Total Information Technology		135,951,831	11.7%
Materials — (3.4%)
DS Smith P.L.C.	1,629,320	7,031,837	0.6%
Other Securities		33,957,121	2.9%
Total Materials		40,988,958	3.5%
Telecommunication Services — (0.9%)
Total Telecommunication Services		10,468,099	0.9%
Utilities — (0.6%)
Total Utilities		7,756,580	0.7%
TOTAL COMMON STOCKS		1,148,583,144	99.1%
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Total Consumer Staples		3,349	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		30,969	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000	0.1%
SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871	0.2%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/01/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287	3.2%
TOTAL SECURITIES LENDING COLLATERAL		39,339,158	3.4%
TOTAL INVESTMENTS — (100.0%) (Cost $837,642,168)		$1,188,779,620	102.6%

See accompanying Notes to Financial Statements.
59

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		$52,317,334	2.3%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & Van Haaren	85,898	8,768,567	0.4%
Bekaert SA	59,440	8,244,505	0.4%
Other Securities		72,415,978	3.2%
TOTAL COMMON STOCKS		89,429,050	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,288	0.0%
TOTAL — BELGIUM		89,433,338	4.0%
DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		77,895,429	3.5%
FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
# Amer Sports Oyj Series A	269,460	7,358,373	0.3%
KCI Konecranes Oyj	255,800	9,757,155	0.4%
Nokian Renkaat Oyj	384,580	14,610,945	0.7%
Other Securities		108,966,962	4.8%
TOTAL COMMON STOCKS		140,693,435	6.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		217,182	0.0%
TOTAL — FINLAND		140,910,617	6.2%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
# Bourbon SA	139,178	9,275,996	0.4%
Nexans SA	80,936	10,802,438	0.5%
SCOR SE	282,143	7,317,962	0.3%
* UbiSoft Entertainment SA	102,741	8,933,297	0.4%
Other Securities		258,703,076	11.5%
TOTAL COMMON STOCKS		295,032,769	13.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,729	0.0%
TOTAL — FRANCE		295,064,498	13.1%
GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
Bilfinger Berger AG	136,777	11,129,356	0.5%
MTU Aero Engines Holding AG	164,627	8,791,293	0.4%
MVV Energie AG	143,467	6,909,290	0.3%
*# QIAGEN NV	531,102	11,307,987	0.5%
Rheinmetall AG	86,437	7,188,072	0.3%
Rhoen-Klinikum AG	298,808	9,416,708	0.4%
* SGL Carbon AG	228,535	12,974,931	0.6%

60

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	181,686	$11,244,557	0.5%
Wincor Nixdorf AG	117,600	10,149,883	0.5%
Other Securities		253,774,100	11.2%
TOTAL COMMON STOCKS		342,886,177	15.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,104	0.0%
TOTAL — GERMANY		342,891,281	15.2%
GREECE — (4.0%)
COMMON STOCKS — (4.0%)
Bank of Greece	61,332	8,060,285	0.4%
Other Securities		99,251,819	4.4%
TOTAL COMMON STOCKS		107,312,104	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,427	0.0%
TOTAL — GREECE		107,324,531	4.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	324,316	8,077,177	0.4%
* Dragon Oil P.L.C.	1,510,561	9,851,756	0.4%
IAWS Group P.L.C.	368,887	7,993,147	0.4%
Kingspan Group P.L.C.	326,615	6,888,118	0.3%
Other Securities		40,307,761	1.7%
TOTAL — IRELAND		73,117,959	3.2%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,144,479	7,544,774	0.3%
Other Securities		166,480,838	7.4%
TOTAL COMMON STOCKS		174,025,612	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		534,824	0.0%
TOTAL — ITALY		174,560,436	7.7%
NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
Aalberts Industries NV	372,614	7,820,426	0.3%
Boskalis Westminster CVA	223,109	13,387,324	0.6%
# Hagemeyer NV	1,941,147	13,232,746	0.6%
Koninklijke Bam Groep NV	436,318	10,412,372	0.5%
Nutreco Holding NV	146,191	8,913,926	0.4%
OPG Groep NV	218,634	7,045,692	0.3%
Stork NV	105,189	7,330,987	0.3%
*# Tele Atlas NV	351,470	14,488,334	0.6%
Other Securities		122,614,023	5.5%
TOTAL — NETHERLANDS		205,245,830	9.1%
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		71,389,878	3.2%

61

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Jeronimo Martins SGPS SA	853,785	$6,868,793	0.3%
Other Securities		22,850,888	1.0%
TOTAL COMMON STOCKS		29,719,681	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,983	0.0%
TOTAL — PORTUGAL		29,735,664	1.3%
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
# SOS Cuetara SA	363,709	7,508,500	0.3%
Other Securities		124,064,530	5.5%
TOTAL — SPAIN		131,573,030	5.8%
SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
OMX AB	189,900	7,926,174	0.4%
Other Securities		124,814,260	5.5%
TOTAL — SWEDEN		132,740,434	5.9%
SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
* Actelion, Ltd.	177,806	7,871,574	0.4%
Bank Sarasin & Cie Series B	1,778	8,466,979	0.4%
Barry Callebaut AG	10,927	8,519,989	0.4%
Bucher Industries AG	33,989	8,422,047	0.4%
Clariant AG	794,519	7,017,251	0.3%
Galenica Holding AG	15,936	8,660,554	0.4%
George Fisher AG	11,518	7,588,949	0.3%
Kuoni Reisen Holding AG	13,794	7,297,392	0.3%
* Logitech International SA	242,719	8,263,166	0.4%
Lonza Group AG	126,465	14,774,409	0.7%
PSP Swiss Property AG	148,025	7,592,864	0.3%
Rieters Holdings AG	15,890	7,900,389	0.4%
Sika AG	7,511	13,988,654	0.6%
Sulzer AG	14,002	21,170,814	0.9%
Valiant Holding AG	60,231	9,412,840	0.4%
Other Securities		178,114,825	7.8%
TOTAL COMMON STOCKS		325,062,696	14.4%
PREFERRED STOCKS — (0.1%)
Other Securities		1,861,695	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		72,405	0.0%
TOTAL — SWITZERLAND		326,996,796	14.5%

62

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	$1,889,000	0.1%
SECURITIES LENDING COLLATERAL — (15.3%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045	0.5%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000	1.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106	14.1%
TOTAL SECURITIES LENDING COLLATERAL		406,989,151	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,802,732,916)		$2,660,075,206	117.9%

See accompanying Notes to Financial Statements.
63

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
Astral Media, Inc. Class A	61,500	$2,690,760	1.3%
# Corus Entertainment, Inc. Class B	48,900	2,418,226	1.1%
* Great Canadian Gaming Corp.	82,200	1,353,902	0.6%
Linamar Corp.	70,700	1,408,414	0.7%
* RONA, Inc.	149,300	2,611,388	1.2%
# Torstar Corp. Class B	72,900	1,402,666	0.7%
Other Securities		9,604,607	4.5%
Total Consumer Discretionary		21,489,963	10.1%
Consumer Staples — (3.4%)
# Rothmans, Inc.	80,000	2,000,100	0.9%
* Saskatchewan Wheat Pool, Inc.	264,000	2,943,747	1.4%
Other Securities		3,255,612	1.5%
Total Consumer Staples		8,199,459	3.8%
Energy — (20.1%)
* Denison Mines Corp.	239,400	2,202,590	1.0%
* Duvernay Oil Corp.	57,600	1,414,727	0.7%
# Ensign Energy Services, Inc.	150,400	2,194,446	1.0%
* Oilexco, Inc.	147,400	2,206,688	1.0%
* Petrobank Energy & Resources, Ltd.	67,000	3,366,248	1.6%
ShawCor, Ltd.	74,900	2,547,476	1.2%
# Trican Well Service, Ltd.	150,200	2,552,026	1.2%
* UEX Corp.	179,100	1,352,273	0.6%
* UTS Energy Corp.	507,000	2,707,515	1.3%
Other Securities		27,619,654	13.0%
Total Energy		48,163,643	22.6%
Financials — (5.3%)
Canadian Western Bank	71,100	1,921,929	0.9%
* Dundee Corp. Class A	75,200	1,638,690	0.8%
Home Capital Group, Inc.	35,700	1,419,503	0.7%
Kingsway Financial Services, Inc.	74,800	1,207,332	0.6%
Other Securities		6,438,210	2.9%
Total Financials		12,625,664	5.9%
Health Care — (5.5%)
* Axcan Pharma, Inc.	69,700	1,566,934	0.7%
MDS, Inc.	160,800	3,256,363	1.5%
Other Securities		8,301,547	3.9%
Total Health Care		13,124,844	6.1%
Industrials — (11.1%)
Evertz Technologies, Ltd.	47,900	1,820,291	0.9%
Methanex Corp.	123,100	3,656,253	1.7%
Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791	1.2%
# Russel Metals, Inc.	81,700	2,009,103	0.9%
* Silver Standard Resources, Inc.	41,692	1,508,909	0.7%
* Stantec, Inc.	56,300	1,900,220	0.9%
Toromont Industries, Ltd.	76,900	2,047,949	1.0%
Transcontinental, Inc. Class A	87,400	1,589,885	0.8%
Other Securities		9,586,454	4.4%
Total Industrials		26,666,855	12.5%

64

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (7.0%)
* Celestica, Inc.	251,756	$1,465,293	0.7%
* MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075	0.9%
*# Open Text Corp.	60,900	1,998,838	0.9%
Quebecor, Inc. Class B	55,000	2,131,907	1.0%
Other Securities		9,503,008	4.4%
Total Information Technology		16,924,121	7.9%
Materials — (26.1%)
CCL Industries, Inc. Class B	33,400	1,245,214	0.6%
* Eastern Platinum, Ltd.	736,790	2,026,274	1.0%
* Eldorado Gold Corp.	377,395	2,200,323	1.0%
* Equinox Minerals, Ltd.	640,890	2,781,602	1.3%
* FNX Mining Co., Inc.	39,806	1,332,373	0.6%
# Harry Winston Diamond Corp.	69,100	2,622,476	1.2%
IAMGOLD Corp.	359,000	3,091,145	1.5%
* Major Drilling Group International, Inc.	27,700	1,598,370	0.8%
* Miramar Mining Corp.	203,970	1,276,916	0.6%
# Nova Chemicals Corp.	37,400	1,209,950	0.6%
* Pan Amer Silver Corp.	70,200	2,235,280	1.0%
# Silvercorp Metals, Inc.	155,100	1,270,333	0.6%
* Thompson Creek Metals Company, Inc.	124,000	2,473,924	1.2%
* Timminco, Ltd.	98,400	1,431,792	0.7%
# West Fraser Timber Co., Ltd.	41,600	1,245,982	0.6%
Other Securities		34,664,309	16.1%
Total Materials		62,706,263	29.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		105,605	0.1%
Utilities — (1.3%)
Total Utilities		3,033,349	1.4%
TOTAL COMMON STOCKS		213,039,766	99.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		8,708	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000	0.0%
SECURITIES LENDING COLLATERAL — (11.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854	10.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946	2.5%
TOTAL SECURITIES LENDING COLLATERAL		27,111,800	12.7%
TOTAL INVESTMENTS — (100.0%) (Cost $246,828,280)		$240,268,274	112.5%

See accompanying Notes to Financial Statements.
65

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $530,396, $984,149, $895,917, $630,556 and $459,937 of securities on loan, respectively)	$4,447,375	$10,039,860	$3,499,020	$9,589,109	$1,495,535
Temporary Cash Investments at Value	150,693	51,524	48,805	29,468	673
Collateral Received from Securities on Loan at Value	544,981	1,004,216	945,544	663,723	492,097
Foreign Currencies at Value	—	—	—	4,397	892
Cash	1,496	1	524	12	15
Receivables:
Investment Securities Sold	—	52,739	29,007	193	1,329
Dividends, Interest, and Tax Reclaims	9,094	23,196	2,418	23,833	6,933
Securities Lending Income	58	150	947	444	792
Fund Shares Sold	3,257	1,160	11,636	2,011	1,929
Fund Margin Variation	292	—	—	—	—
Prepaid Expenses and Other Assets	2	3	1	3	—
Total Assets	5,157,248	11,172,849	4,537,902	10,313,193	2,000,195
LIABILITIES:
Payables:
Upon Return of Securities Loaned	544,981	1,004,216	945,544	663,723	492,097
Investment Securities Purchased	104,376	—	387	—	1,230
Fund Shares Redeemed	1,192	8,045	1,007	8,665	1,843
Due to Advisor	92	844	90	1,608	124
Accrued Expenses and Other Liabilities	258	422	161	476	80
Total Liabilities	650,899	1,013,527	947,189	674,472	495,374
NET ASSETS	$4,506,349	$10,159,322	$3,590,713	$9,638,721	$1,504,821
SHARES OUTSTANDING, 0.01 $PAR VALUE (1)	N/A	465,820,838	221,549,968	394,240,631	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$21.81	$16.21	$24.45	N/A
Investments at Cost	$3,055,825	$8,318,720	$3,336,288	$6,872,379	$1,562,986
Temporary Cash Investments at Cost	$150,693	$51,524	$48,805	$29,468	$673
Collateral Received from Securities on Loan at Cost	$544,981	$1,004,216	$945,544	$663,723	$492,097
Foreign Currencies at Cost	—	—	—	$4,376	$891
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$8,554,656	$3,162,586	$6,276,191	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	1,938	890	9,727	N/A
Accumulated Net Realized Gain (Loss)	N/A	(118,412)	264,505	635,950	N/A
Net Unrealized Foreign Exchange Gain (Loss)	N/A	—	—	102	N/A
Net Unrealized Appreciation (Depreciation)	N/A	1,721,140	162,732	2,716,751	N/A
NET ASSETS	N/A	$10,159,322	$3,590,713	$9,638,721	N/A
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.
66

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $398,007, $36,702, $378,625 and $24,883 of securities on loan, respectively)	$1,191,974	$1,148,617	$2,251,197	$213,048
Temporary Cash Investments at Value	4,097	823	1,889	108
Collateral Received from Securities on Loan at Value	454,230	39,339	406,989	27,112
Foreign Currencies at Value	7,573	4,264	3,305	252
Cash	16	16	244	16
Receivables:
Investment Securities Sold	1,521	4,422	831	22
Dividends, Interest, and Tax Reclaims	2,122	1,862	2,101	109
Securities Lending Income	562	27	471	32
Fund Shares Sold	190	33	39	—
Prepaid Expenses and Other Assets	—	1	1	—
Total Assets	1,662,285	1,199,404	2,667,067	240,699
LIABILITIES:
Payables:
Upon Return of Securities Loaned	454,230	39,339	406,989	27,112
Investment Securities Purchased	2,733	1,326	3,630	23
Due to Advisor	102	101	192	19
Accrued Expenses and Other Liabilities	66	58	134	16
Total Liabilities	457,131	40,824	410,945	27,170
NET ASSETS	$1,205,154	$1,158,580	$2,256,122	$213,529

Investments at Cost	$805,569	$797,480	$1,393,855	$219,608
Temporary Cash Investments at Cost	$4,097	$823	$1,889	$108
Collateral Received from Securities on Loan at Cost	$454,230	$39,339	$406,989	$27,112
Foreign Currencies at Cost	$7,629	$4,282	$3,294	$262

See accompanying Notes to Financial Statements.
67

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $23,649 and $1,557, respectively)	$91,440	$152,304	$39,537	$278,708	$20,711
Interest	3,944	4,285	1,116	2,113	262
Income from Securities Lending	927	2,119	10,235	14,342	10,705
Total Investment Income	96,311	158,708	50,888	295,163	31,678
Expenses
Investment Advisory Services Fees	1,201	10,188	1,150	18,039	1,524
Accounting & Transfer Agent Fees	491	1,011	394	900	174
S&P 500® Fees	86	—	—	—	—
Custodian Fees	62	108	87	1,185	262
Shareholders' Reports	52	103	40	84	15
Directors'/Trustees' Fees & Expenses	7	94	17	97	9
Legal Fees	58	38	14	36	7
Audit Fees	61	119	46	103	18
Other	31	56	38	106	29
Total Expenses	2,049	11,717	1,786	20,550	2,038
Net Investment Income (Loss)	94,262	146,991	49,102	274,613	29,640
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	10,206	(118,412)	303,991	654,522	51,317
Futures	3,585	—	—	—	—
Foreign Currency Transactions	—	—	—	2,498	(227)
In-Kind Redemptions	529,199 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(217,829)	(150,559)	(417,060)	403,307	(103,081)
Futures	(216)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(180)	144
Net Realized and Unrealized Gain (Loss)	324,945	(268,971)	(113,069)	1,060,147	(51,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	$419,207	$(121,980)	$(63,967)	$1,334,760	$(22,207)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
68

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $469, $0, $5,790 and $69, respectively)	$32,140	$34,869	$43,799	$394
Interest	306	103	244	100
Income from Securities Lending	5,485	108	7,366	105
Total Investment Income	37,931	35,080	51,409	599
Expenses
Investment Advisory Services Fees	1,016	1,234	2,231	81
Accounting & Transfer Agent Fees	123	145	242	24
Custodian Fees	355	81	523	101
Shareholders' Reports	9	12	21	1
Directors'/Trustees' Fees & Expenses	12	13	24	3
Legal Fees	4	5	9	1
Audit Fees	11	15	26	1
Organizational and Offering Costs	—	—	—	1
Other	21	19	37	3
Total Expenses	1,551	1,524	3,113	216
Net Investment Income (Loss)	36,380	33,556	48,296	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	111,215	42,995	151,648	1,663
Foreign Currency Transactions	874	397	559	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	232,165	(51,516)	126,217	(6,570)
Translation of Foreign Currency Denominated Amounts	(25)	(10)	83	(2)
Net Realized and Unrealized Gain (Loss)	344,229	(8,134)	278,507	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$380,609	$25,422	$326,803	$(4,939)

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.
69

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$94,262	$87,710	$146,991	$119,373	$49,102	$36,669
Net Realized Gain (Loss) on:
Investment Securities Sold	10,206	(8,634)	(118,412)	477,934	303,991	237,752
Futures	3,585	6,769	—	—	—	—
In-Kind Redemptions	529,199 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(217,829)	523,721	(150,559)	631,814	(417,060)	201,127
Futures	(216)	(1,050)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	419,207	608,516	(121,980)	1,229,121	(63,967)	475,548
Distributions From:
Net Investment Income	—	—	(146,268)	(127,544)	(49,031)	(37,137)
Net Short-Term Gains	—	—	(14,058)	(14,160)	(37,237)	(34,285)
Net Long-Term Gains	—	—	(463,917)	(186,026)	(200,073)	(153,072)
Total Distributions	—	—	(624,243)	(327,730)	(286,341)	(224,494)
Capital Share Transactions (1):
Shares Issued	—	—	1,783,358	1,997,675	368,763	463,046
Shares Issued in Lieu of Cash Distributions	—	—	600,794	317,835	282,015	221,851
Shares Redeemed	—	—	(344,913)	(182,182)	(328,261)	(211,846)
Net Increase (Decrease) from Capital Share Transactions	—	—	2,039,239	2,133,328	322,517	473,051
Transactions in Interest:
Contributions	616,294	753,004	—	—	—	—
Withdrawals	(1,482,132)*	(647,252)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	(865,838)	105,752	—	—	—	—
Total Increase (Decrease) in Net Assets	(446,631)	714,268	1,293,016	3,034,719	(27,791)	724,105
Net Assets
Beginning of Period	4,952,980	4,238,712	8,866,306	5,831,587	3,618,504	2,894,399
End of Period	$4,506,349	$4,952,980	$10,159,322	$8,866,306	$3,590,713	$3,618,504

(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	75,958	92,566	21,414	27,493
Shares Issued in Lieu of Cash Distributions	N/A	N/A	26,704	15,344	16,905	14,136
Shares Redeemed	N/A	N/A	(15,046)	(8,564)	(18,741)	(12,687)
	N/A	N/A	87,616	99,346	19,578	28,942

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	$1,938	$1,485	$890	$819

*  See note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
70

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$274,613	$193,174	$29,640	$23,044	$36,380	$23,806
Net Realized Gain (Loss) on:
Investment Securities Sold	654,522	201,700	51,317	62,821	111,215	37,029
Foreign Currency Transactions	2,498	378	(227)	(83)	874	(442)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	403,307	1,351,708	(103,081)	(135,957)	232,165	130,890
Translation of Foreign Currency Denominated Amounts	(180)	486	144	218	(25)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	1,334,760	1,747,446	(22,207)	(49,957)	380,609	191,298
Distributions From:
Net Investment Income	(278,093)	(202,210)	—	—	—	—
Net Short-Term Gains	(14,957)	(11,375)	—	—	—	—
Net Long-Term Gains	(185,943)	(115,307)	—	—	—	—
Total Distributions	(478,993)	(328,892)	—	—	—	—
Capital Share Transactions (1):
Shares Issued	1,731,698	1,589,921	—	—	—	—
Shares Issued in Lieu of Cash Distributions	465,562	307,948	—	—	—	—
Shares Redeemed	(871,558)	(226,869)	—	—	—	—
Net Increase (Decrease) from Capital Share Transactions	1,325,702	1,671,000	—	—	—	—
Transactions in Interest:
Contributions	—	—	227,009	334,524	123,444	171,488
Withdrawals	—	—	(85,703)	(50,274)	(48,526)	(9,082)
Net Increase (Decrease) from Transactions in Interest	—	—	141,306	284,250	74,918	162,406
Total Increase (Decrease) in Net Assets	2,181,469	3,089,554	119,099	234,293	455,527	353,704
Net Assets
Beginning of Period	7,457,252	4,367,698	1,385,722	1,151,429	749,627	395,923
End of Period	$9,638,721	$7,457,252	$1,504,821	$1,385,722	$1,205,154	$749,627

(1) Shares Issued and Redeemed:
Shares Issued	72,431	80,546	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	20,227	16,678	N/A	N/A	N/A	N/A
Shares Redeemed	(36,444)	(11,688)	N/A	N/A	N/A	N/A
	56,214	85,536	N/A	N/A	N/A	N/A

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,727	$(7,523)	N/A	N/A	N/A	N/A

See accompanying Notes to Financial Statements.
71

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,556	$23,984	$48,296	$32,787	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	42,995	30,432	151,648	46,115	1,663
Foreign Currency Transactions	397	359	559	(3)	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(51,516)	275,001	126,217	455,015	(6,570)
Translation of Foreign Currency Denominated Amounts	(10)	23	83	130	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,422	329,799	326,803	534,044	(4,939)
Transactions in Interest:
Contributions	36,898	158,726	103,548	375,913	222,468
Withdrawals	(21,566)	(13,737)	(49,423)	(16,701)	(4,000)
Net Increase (Decrease) from Transactions in Interest	15,332	144,989	54,125	359,212	218,468
Total Increase (Decrease) in Net Assets	40,754	474,788	380,928	893,256	213,529
Net Assets
Beginning of Period	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,158,580	$1,117,826	$2,256,122	$1,875,194	$213,529

See accompanying Notes to Financial Statements.
72

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	—	—	—
Total From Investment Operations	—	—	—	—	—
Less Distributions
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	—	—	—
Total Distributions	—	—	—	—	—
Net Asset Value, End of Period	N/A	N/A	N/A	N/A	N/A
Total Return	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	13%*	4%	6%	2%	8%

The U.S. Large Cap Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	9%	13%	9%	7%	7%

See Page 1 for the Definitions of Abbreviations and Footnotes.

*  Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
73

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	23%	18%	21%	16%	16%

The DFA International Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	16%	8%	10%	15%	14%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
74

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	12%	7%	18%	9%	11%

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
75

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to Nov. 30, 2007
Total Return	10.20	%(C)
Net Assets, End of Period (thousands)	$213,529
Ratio of Expenses to Average Net Assets	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)

See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
76

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which nine are included in this section of the report (collectively, the "Series").

Domestic Equity Portfolios	International Equity Portfolios
The U.S. Large Company Series	The DFA International Value Series
The U.S. Large Cap Value Series	The Japanese Small Company Series
The U.S. Small Cap Series	The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets'

77

perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by The U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

78

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%
The U.S. Large Cap Value Series	0.10%
The U.S. Small Cap Series	0.03%
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2007, the total related amounts paid by the Trust to the CCO were $118 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$96
The U.S. Large Cap Value Series	203
The U.S. Small Cap Series	77
The DFA International Value Series	179
The Japanese Small Company Series	30
The Asia Pacific Small Company Series	20
The United Kingdom Small Company Series	25
The Continental Small Company Series	44
The Canadian Small Company Series	2

79

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Company Series	$596,990	$1,360,319
The U.S. Large Cap Value Series	2,358,185	872,737
The U.S. Small Cap Series	880,741	882,527
The DFA International Value Series	2,437,098	1,415,176
The Japanese Small Company Series	319,802	143,598
The Asia Pacific Small Company Series	349,821	248,863
The United Kingdom Small Company Series	178,586	144,360
The Continental Small Company Series	374,115	266,753
The Canadian Small Company Series	224,205	7,413

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, and The DFA International Value Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In-Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The U.S. Large Cap Value Series	—	$(270)	$270
The U.S. Small Cap Series	$37,017	—	(37,017)
The DFA International Value Series	—	20,352	(20,352)

80

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The U.S. Large Cap Value Series
2006	$141,704	$186,026	$327,730
2007	160,367	463,876	624,243
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The U.S. Large Cap Value Series	$2,141	—	$(118,411)	$(116,270)
The U.S. Small Cap Series	8,406	258,820	—	267,226
The DFA International Value Series	37,777	613,845	—	651,622

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on November 30, 2015
The U.S. Large Cap Value Series	$118,411

Some of the Series' Investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$5,687	$36,619
The Japanese Small Company Series	2,086	3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105

81

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$3,917,099	$1,568,513	$(342,563)	$1,225,950
The U.S. Large Cap Value Series	9,374,460	2,243,408	(522,268)	1,721,140
The U.S. Small Cap Series	4,332,391	770,739	(609,761)	160,978
The DFA International Value Series	7,571,337	2,919,347	(208,384)	2,710,963
The Japanese Small Company Series	2,060,650	205,024	(277,369)	(72,345)
The Asia Pacific Small Company Series	1,265,894	463,798	(79,391)	384,407
The United Kingdom Small Company Series	850,201	420,668	(82,090)	338,578
The Continental Small Company Series	1,806,423	938,052	(84,400)	853,652
The Canadian Small Company Series	246,828	17,340	(23,900)	(6,560)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

3.  Futures Contracts: During the year ended November 30, 2007, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company could lose more than the initial margin requirements.

82

At November 30, 2007, The U.S. Large Company Series had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 21, 2007	95	$30,238	$1,182

Large Company had approximately $1,496 (in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Small Cap Series	6.25%	$10,451	7	$13	$16,007

There were no outstanding borrowings by the Series under this line of credit during the year ended November 30, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.85%	$10,071	23	$38	$26,565
The United Kingdom Small Company Series	5.82%	238	15	1	530
The Continental Small Company Series	5.93%	529	14	1	1,656
The Canadian Small Company Series	5.14%	60	1	—	60

There were no outstanding borrowings by the Series under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be

83

secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretations:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

84

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

85

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

86

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

87

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

88

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

89

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

90

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

91

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

92

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

93

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

94

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each Series/Portfolio is designating the following items with regard to distributions paid during the fiscal year.

The DFA Investment Trust Company	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
The Global Value Series	55.13%	—	44.87%	100.00%	—	10.45%	—	1.71%	—
The Global Large Company Series	100.00%	—	—	100.00%	—	6.02%	—	0.20%	—
The Global Small Company Series	34.46%	6.34%	59.20%	100.00%	—	22.03%	—	0.98%	15.09%
The U.S. Large Cap Value Series	23.47%	2.22%	74.31%	100.00%	80.07%	81.98%	—	2.47%	8.62%
The U.S. Small Cap Series	17.12%	13.00%	69.88%	100.00%	53.93%	42.88%	—	1.25%	43.16%
The DFA International Value Series	58.06%	3.12%	38.82%	100.00%	—	53.70%	8.07%	0.54%	4.72%
DFA Investment Dimensions Group Inc.
Large Cap International Portfolio	98.31%	—	1.69%	100.00%	—	64.65%	8.55%	0.49%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

95

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA113007-013A

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission. Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors, 1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

Table of Contents

Continued

ii

Table of Contents

Continued

The DFA Investment Trust Company

Page
Performance Charts	160

Management's Discussion and Analysis	166

Disclosure of Fund Expenses	175

Disclosure of Portfolio Holdings	178

Schedules of Investments/Summary Schedules of Portfolio Holdings

The U.S. Large Company Series	180

The Enhanced U.S. Large Company Series	183

The U.S. Large Cap Value Series	185

The U.S. Small Cap Value Series	187

The U.S. Small Cap Series	189

The U.S. Micro Cap Series	191

The DFA International Value Series	193

The Japanese Small Company Series	197

The Asia Pacific Small Company Series	199

The United Kingdom Small Company Series	202

The Continental Small Company Series	204

The Canadian Small Company Series	208

The Emerging Markets Series	210

The Emerging Markets Small Cap Series	214

The DFA One-Year Fixed Income Series	218

The DFA Two-Year Global Fixed Income Series	220

Statements of Assets and Liabilities	223

Statements of Operations	227

Statements of Changes in Net Assets	231

Financial Highlights	235

Notes to Financial Statements	242

Report of Independent Registered Public Accounting Firm	253

Fund Management	254

Voting Proxies on Fund Portfolio Securities	262

Notice to Shareholders	263

Board Approval of Investment Advisory Agreement	264

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GDR  Global Depository Receipt

GNMA  Government National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

PLC  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

STRB  Special Tax Revenue Bond

STRIP  Separate Trading of Registered Interest and Principal of Securities

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of November 30, 2007.

(y)  The rate shown is the effective yield.

(t)  Face Amount Denominated in Australian Dollars.

(g)  Face Amount Denominated in British Pounds.

(d)  Face Amount Denominated in Denmark Krone.

(e)  Face Amount Denominated in Euro.

(j)  Face Amount Denominated in Japanese Yen.

(s)  Face Amount Denominated in Swedish Krona.

(f)  Face Amount Denominated in Swiss Francs.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

REITs  Real Estate Investment Trusts

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
$18,188
$17,971
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.66%	11.51%	6.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

Enhanced U.S. Large Company Portfolio Institutional Class vs. S&P 500 Index

November 30, 1997-November 30, 2007

Growth of $10,000
Enhanced U.S. Large Company Portfolio Institutional Class
S&P 500 Index
$20,000
$10,000
$0
$18,188
$17,828
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.13%	11.05%	5.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

U.S. Large Cap Value Portfolio Institutional Class vs. Russell 1000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000

U.S. Large Cap Value Portfolio Institutional Class
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$23,800
$21,785

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.49%	14.42%	9.06%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Targeted Value Portfolio Institutional Class vs. Russell 2000 Value Index

February 23, 2000-November 30, 2007

Growth of $10,000
U.S. Targeted Value Portfolio Institutional Class
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
02/00
2001
2002
2003
2004
2005
2006
2007
11/07
$30,748
$26,153

Average Annual Total Return	One Year	Five Years	From 2/23/2000
	-6.59%	17.16%	15.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Small Cap Value Portfolio Institutional Class vs. Russell 2000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Small Cap Value Portfolio Institutional Class
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$30,102
$24,821

Average Annual Total Return	One Year	Five Years	Ten Years
	-8.41%	17.93%	11.65%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Core Equity 1 Portfolio Institutional Class vs. Russell 3000 Index

September 15, 2005-November 30, 2007

Growth of $10,000
U.S. Core Equity 1 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
$12,521
$12,233
09/05
2007
11/07

Average Annual Total Return	One Year	From 9/15/2005
	4.68%	9.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index
September 15, 2005-November 30, 2007

Growth of $10,000
U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
09/05
2007
11/07
$12,521
$12,155

Average Annual Total Return	One Year	From 9/15/2005
	2.78%	9.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Vector Equity Portfolio Institutional Class vs. Russell 2500 Index

December 30, 2005-November 30, 2007

Growth of $10,000
U.S. Vector Equity Portfolio Institutional Class
Russell 2500 Index
$20,000
$10,000
$0
12/05
2007
11/07
$11,850
$11,762

Average Annual Total Return	One Year	From 12/30/2005
	-0.87%	8.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

T.A. U.S. Core Equity 2 Portfolio Institutional Class vs. Russell 3000 Index

October 4, 2007-November 30, 2007

Growth of $10,000
T.A. U.S. Core Equity 2 Portfolio Institutional Class
Russell 3000 Index
$20,000
$10,000
$0
10/07
11/07
$9,604
$9,400

Total Return	From 10/4/2007
	-6.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

U.S. Small Cap Portfolio Institutional Class vs. Russell 2000 Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Small Cap Portfolio Institutional Class
Russell 2000 Index
$30,000
$20,000
$10,000
$0
$23,743
$20,177
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	-2.17%	15.19%	9.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

U.S. Micro Cap Portfolio Institutional Class vs. Russell 2000 Index

November 30, 1997-November 30, 2007

Growth of $10,000
U.S. Micro Cap Portfolio Institutional Class
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$26,883
$20,177

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.63%	16.22%	10.39%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright © Russell Investment Group 1995-2008, all rights reserved.

DFA Real Estate Securities Portfolio Institutional Class vs. Dow Jones Wilshire REIT Index, S&P 500 Index
November 30, 1997-November 30, 2007

Growth of $10,000
DFA Real Estate Securities Portfolio Institutional Class
Dow Jones Wilshire REIT Index
S&P 500 Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$30,822
$30,402
$18,188

Average Annual Total Return	One Year	Five Years	Ten Years
	-15.45%	19.12%	11.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes. The S&P data are provided by Standard & Poor's Index Services Group.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Large Cap International Portfolio Institutional Class vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000
Large Cap International Portfolio Institutional Class
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
$23,680
$23,675
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	18.18%	20.75%	9.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

International Core Equity Portfolio Institutional Class vs. MSCI World ex US Index (net dividends)
September 15, 2005-November 30, 2007

Growth of $10,000
International Core Equity Portfolio Institutional Class
MSCI World ex US Index (net dividends)
$20,000
$10,000
$0
$15,228
$15,040
09/05
2007
11/07

Average Annual Total Return	One Year	From 9/15/2005
	14.83%	20.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

International Small Company Portfolio Institutional Class vs. MSCI EAFE Small Cap Index (net dividends), MSCI EAFE Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
International Small Company Portfolio Institutional Class
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
$36,665
$31,282
$24,971
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	13.29%	28.35%	13.87%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Japanese Small Company Portfolio Institutional Class vs. MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
Japanese Small Company Portfolio Institutional Class
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$19,889
$17,631
$16,365

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.51%	19.07%	7.12%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

Asia Pacific Small Company Portfolio Institutional Class vs.
MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
Asia Pacific Small Company Portfolio Institutional Class
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$48,430
$47,832
$31,311

Average Annual Total Return	One Year	Five Years	Ten Years
	46.55%	34.87%	16.94%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

United Kingdom Small Company Portfolio Institutional Class vs.
MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
United Kingdom Small Company Portfolio Institutional Class
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$30,273
$30,171
$23,616

Average Annual Total Return	One Year	Five Years	Ten Years
	1.94%	25.13%	11.71%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Continental Small Company Portfolio Institutional Class vs. MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)

November 30, 1997-November 30, 2007

Growth of $10,000
Continental Small Company Portfolio Institutional Class
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$45,920
$40,291
$31,272

Average Annual Total Return	One Year	Five Years	Ten Years
	16.99%	33.18%	16.47%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA International Real Estate Securities Portfolio Institutional Class vs. S&P/Citigroup Global ex US REIT Index (gross div.)
March 1, 2007-November 30, 2007

Growth of $10,000
DFA International Real Estate Securities Portfolio Institutional Class
S&P/Citigroup Global ex US REIT Index (gross div.)
$20,000
$10,000
$0
03/07
11/07
$9,462
$9,459

Total Return	From 3/1/2007
	-5.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup data provided by S&P/Citigroup Global Markets Inc.

DFA International Small Cap Value Portfolio Institutional Class vs. MSCI EAFE Small Cap Index (net dividends), MSCI EAFE Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
DFA International Small Cap Value Portfolio Institutional Class
MSCI EAFE Small Cap Index (net dividends)
MSCI EAFE Small Cap Index (price-only)
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$43,440
$30,711
$24,971

Average Annual Total Return	One Year	Five Years	Ten Years
	10.25%	30.74%	15.82%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Emerging Markets Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)

November 30, 1997-November 30, 2007

Growth of $10,000

Emerging Markets Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$47,875
$43,816
$39,634

Average Annual Total Return	One Year	Five Years	Ten Years
	42.08%	35.55%	15.92%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

Emerging Markets Small Cap Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)

March 5, 1998-November 30, 2007

Growth of $10,000
Emerging Markets Small Cap Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$59,922
$51,669
$37,845
03/98
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 3/5/1998
	42.58%	38.34%	20.18%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

Emerging Markets Core Equity Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends)

April 5, 2005-November 30, 2007

Growth of $10,000
Emerging Markets Core Equity Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
$30,000
$20,000
$10,000
$0
$24,070
$22,181
04/05
2006
2007
11/07

Average Annual Total Return	One Year	From 4/5/2005
	43.20%	35.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA One-Year Fixed Income Portfolio Institutional Class vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
November 30, 1997-November 30, 2007

Growth of $10,000

DFA One-Year Fixed Income Portfolio Institutional Class
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$15,220
$15,011
$14,829
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.20%	2.98%	4.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA Two-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-3 Years (hedged)
November 30, 1997-November 30, 2007

Growth of $10,000
DFA Two-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-3 Years (hedged)
Merrill Lynch US Government/Corporate Index 1-3 Years
$20,000
$10,000
$0
$16,294
$15,816
$15,228
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.06%	2.90%	4.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA Five-Year Government Portfolio Institutional Class vs. Merrill Lynch US Treasury/Agency Index 1-5 Years

November 30, 1997-November 30, 2007

Growth of $10,000
DFA Five-Year Government Portfolio Institutional Class
Merrill Lynch US Treasury/Agency Index 1-5 Years
Lehman Brothers US Government Bond Index Intermediate
$20,000
$10,000
$0
$17,245
$16,586
$16,322
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	4.98%	3.47%	5.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Five-Year Global Fixed Income Portfolio Institutional Class vs. Citigroup World Government Bond Index 1-5 Years (hedged)
November 30, 1997-November 30, 2007

Growth of $10,000
DFA Five-Year Global Fixed Income Portfolio Institutional Class
Citigroup World Government Bond Index 1-5 Years (hedged)
Lehman Brothers Aggregate Bond Index
$20,000
$10,000
$0
$17,990
$16,543
$16,318
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.00%	3.70%	5.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup. Lehman Brothers data provided by Lehman Brothers, Inc.

DFA Intermediate Government Fixed Income Portfolio Institutional Class vs. Lehman Brothers US Government Bond Index
November 30, 1997-November 30, 2007

Growth of $10,000

DFA Intermediate Government Fixed Income Portfolio Institutional Class
Lehman Brothers US Government Bond Index
$20,000
$10,000
$0
$18,652
$17,923
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	8.06%	4.84%	6.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Brothers data provided by Lehman Brothers, Inc.

DFA Inflation-Protected Securities Portfolio Institutional Class vs. Lehman Brothers US TIPS Index
September 18, 2006-November 30, 2007

Growth of $10,000

DFA Inflation-Protected Securities Portfolio Institutional Class
Lehman Brothers US TIPS Index
$20,000
$10,000
$0
09/06
11/07
$11,167
$11,163

Average Annual Total Return	One Year	From 9/18/2006
	9.59%	9.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Brothers data provided by Lehman Brothers, Inc.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

DFA Short-Term Municipal Bond Portfolio Institutional Class vs. Lehman Brothers Municipal Bond Index 3 Years

August 20, 2002-November 30, 2007

Growth of $10,000
DFA Short-Term Municipal Bond Portfolio Institutional Class
Lehman Brothers Municipal Bond Index 3 Years
$20,000
$10,000
$0
08/02
2004
2005
2006
2007
11/07
$11,561
$11,246

Average Annual Total Return	One Year	Five Years	From 8/20/2002
	3.38%	2.38%	2.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Brothers data provided by Lehman Brothers, Inc.

DFA California Short-Term Municipal Bond Portfolio Institutional Class vs. Merrill Lynch 1-3 Year California Municipal Bond Index

April 2, 2007-November 30, 2007

Growth of $10,000
DFA California Short-Term Municipal Bond Portfolio Institutional Class
Merrill Lynch 1-3 Year California Municipal Bond Index
$20,000
$10,000
$0
04/07
11/07
$10,308
$10,223

Total Return	From 4/2/2007
	2.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except the DFA Real Estate Securities Portfolio and portfolios investing in The U.S. Large Company Series. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

Domestic Equity Portfolios' Performance Overview

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the total investment return of the S&P 500 Index® by purchasing shares of a Master Fund that invests in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Master Fund was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were less than 1% of the Master Fund's assets. For the year ended November 30, 2007, total returns were 7.66% for the U.S. Large Company Portfolio, and 7.72% for the S&P 500 Index®. The securities in the Master Fund closely tracked the investment results of the S&P 500 Index®. Underperformance of the Portfolio relative to the Index was primarily due to differences in expenses between the Portfolio and the Index. Results for the S&P 500 Index® are not diminished by management and administrative expenses associated with running a live portfolio.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index® by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the year ended November 30, 2007, approximately 95.5% of the overlay instruments consisted of S&P 500 Index® futures contracts with one swap contract making up the remainder. The behavior of S&P 500 Index® futures contracts is determined principally by the performance of the S&P 500 Index®. For the year ended November 30, 2007, total return was 7.13% for the Enhanced U.S. Large Company Portfolio, and 7.72% for the S&P 500 Index®. Relative to the S&P 500 Index®, underperformance was mostly due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Master Fund underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Master Fund as a whole will generally underperform the S&P 500 Index®. For the year ending November 30, 2007, the average maturity of fixed income securities in the Master Fund was 0.40 years and the estimated average maturity imbedded in the futures contracts was 0.24 years, which contributed to the Portfolio's underperformance.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held approximately 250 stocks as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 3.06% for the Russell 1000 Value Index® and –0.49% for the U.S. Large Cap Value Portfolio. Relative to the Russell 1000 Value Index®, underperformance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the highest BtM quartile (most pronounced value stocks) which represented approximately 90% of the Portfolio compared to approximately 47% of the Index, underperformed stocks in the lower quartiles by more than 10 percentage points. Consumer discretionary stocks, which represented approximately 23% of the Portfolio compared to approximately 8% of the Index, underperformed the Index by more than 9 percentage points. The Portfolio underperformed the Russell 1000 Value Index® by approximately 4.5 percentage points in July and August of 2007, two months with very negative value premium as shown by the outperformance of more than 3.5% of the Russell 1000 Growth Index® relative to the Russell 1000 Value Index®.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid capitalization value stocks. Prior to March 30, 2007, the U.S. Targeted Value Portfolio was named U.S. Small XM Value Portfolio and was structured as a Master-Feeder fund, purchasing shares of the U.S. Small XM Value Series.

The investment strategy employed by the U.S. Targeted Value Portfolio is a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,200 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 were approximately 1% of the Portfolio's assets.

As a result of the Portfolios's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®, and –6.59% for the U.S. Targeted Value Portfolio. Relative to the Russell 2000 Value Index®, outperformance of the Portfolio was primarily due to a lack of exposure to REITs, which underperformed the Index by approximately 12 percentage points and represented approximately 10% of the Index; and a greater exposure to industrial stocks, which outperformed the Index by approximately 11 percentage points and represented approximately 16% of the Portfolio compared to approximately 12% of the Index.

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held about 1,300 stocks and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®, and –8.41% for the U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index®, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Russell 2000 Value Index® are not diminished by management and administrative expenses associated with running a live portfolio. Lower exposure to stocks with less pronounced value characteristics as measured by book-to-market ratio also contributed to the performance lag. Stocks in the second lowest BtM quartile, which represented approximately 6% of the Portfolio compared to approximately 19% for the Russell 2000 Value Index, outperformed the Index by approximately 11 percentage points.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. The Portfolio was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 7.05% for the Russell 3000 Index® and 4.68% for the U.S. Core Equity 1 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to smaller stocks and those stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks in the highest BtM quartile, which represented approximately 32% of the Portfolio compared to approximately 25% of the Russell 3000 Index®, underperformed the Index by approximately 11 percentage points. Mega capitalization stocks, which represented approximately 51% of the Portfolio compared to approximately 71% of the Russell 3000 Index®, outperformed the Index by approximately 2 percentage points.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio and greater emphasis on small and value companies than the U.S. Core Equity 1 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index. The Portfolio essentially was fully invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 7.05% for the Russell 3000 Index® and 2.78% for the U.S. Core Equity 2 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to those stocks with more pronounced value characteristics as measured by book-to-market ratio and lower exposure to stocks with more pronounced growth characteristics. Stocks in the highest BtM quartile (considered value stocks), which represented approximately 38% of the Portfolio compared to approximately 25% of the Russell 3000 Index®, underperformed the Index by approximately 11 percentage points. Stocks in the lowest BtM quartile (considered growth stocks), which represented approximately 11% of the Portfolio compared to approximately 27% of the Russell 3000 Index®, outperformed the Index by approximately 6 percentage points. Mega capitalization stocks, which represented approximately 44% of the Portfolio compared to approximately 71% of the Russell 3000 Index®, outperformed the Index by approximately 2 percentage points.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio and greater emphasis on small and value companies than the U.S. Core Equity 2 Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification, but does not attempt to track closely a specific equity index. The Portfolio essentially was fully invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 2.46% for the Russell 2500 Index®, –5.04% for the Russell 2500 Value Index® and –0.87 for the U.S. Vector Equity Portfolio. Relative to the Russell 2500 Index®, underperformance of the Portfolio was primarily due to higher exposure to value stocks. Stocks in the lowest BtM quartile (considered growth stocks), which represented approximately 7% of the Portfolio compared to approximately 23% of the Russell 2500 Index®, outperformed the Index by approximately 10 percentage points.

T.A. U.S. Core Equity 2 Portfolio

The T.A. U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to small company stocks and those stocks with value characteristics as measured by book-to-market ratio while minimizing federal income tax implications of investment decisions. The investment strategy employs a disciplined, quantitative approach, emphasizing wide diversification and comprehensive exposure to U.S. stocks, but does not attempt to track closely a specific equity index.

As a result of the Portfolio's total market orientation, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the period from the Portfolio's inception on October 4, 2007 through November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –3.96% for the Russell 3000 Index® , –3.66% for the Russell 1000 Index®, –7.26% for the Russell 2000 Index® and –6.00% for the T.A. U.S. Core Equity 2 Portfolio. Relative to the Russell 3000 Index®, underperformance of the Portfolio was primarily due to greater exposure to smaller capitalization stocks and those stocks with more pronounced value characteristics as measured by book-to-market ratio.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of the U.S. Small Cap Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 2,850 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –2.17% for the U.S. Small Cap Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to a lower exposure to small company stocks with higher market capitalizations. Stocks falling in the largest size group as measured by market capitalization, which represented approximately 2% of the Portfolio compared to approximately 8% of the Russell 2000 Index®, outperformed the Index by approximately 25 percentage points.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of the U.S. Micro Cap Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 2,400 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –3.63% for the U.S. Micro Cap Portfolio. Relative to the Russell 2000 Index®, the underperformance of the Portfolio was primarily due to a greater exposure to smaller capitalization stocks. Stocks falling in the smallest 2.5% of the universe, which represented approximately 56% of the Portfolio compared to 17% of the Russell 2000 Index®, underperformed the Index by approximately 10 percentage points.

DFA Real Estate Securities Portfolio

DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g. REITs), but does not attempt to track closely a specific index. As of November 30, 2007, the Portfolio held approximately 100 stocks, and was mostly invested in equities throughout the year: for the year ended November 30, 2007 the average cash level was less 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, the REIT sector underperformed broad U.S. equity market indices by a wide margin. Total returns were 7.72% for the S&P 500 Index®, –14.89% for the Dow Jones Wilshire REIT Index, and –15.45% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index®, underperformance of the Portfolio was due to a significantly larger allocation to real estate securities. The underperformance of the Portfolio compared to the Dow Jones Wilshire REIT Index was attributable to differences in expenses between the Portfolio and the Index, as well as the underperformance of certain REIT securities that were included in the Portfolio but not in the Index. Results for the Dow Jones Wilshire REIT Index are not diminished by management and administrative expenses associated with running a live portfolio.

International Equity Market Review   Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	33.47%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted. Source: MSCI data copyright MSCI 2007, all rights reserved.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

International Equity Portfolios' Performance Overview

Large Cap International Portfolio

The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held approximately 1,600 stocks in 22 developed country markets as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international stocks generally outperformed U.S. stocks in both local currency and U.S. dollar terms. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 7.72% for the S&P 500 Index® of U.S. stocks, and 18.18% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), outperformance of the Portfolio was primarily due to greater exposure to Canadian stocks, which significantly outperformed the Index. On average, Canadian stocks represented approximately 7% of the Portfolio for the period under review, compared to 0% weight in the Index.

International Core Equity Portfolio

The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks with increased exposure to smaller company stocks and stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and comprehensive exposure to developed country stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 4,500 stocks in 22 developed country markets as of November 30, 2007, and was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international stocks generally outperformed U.S. stocks in both local currency and U.S. dollar terms.Total returns were 17.88% for the MSCI World ex US Index (net dividends), 7.72% for the S&P 500 Index® of U.S. stocks, and 14.83% for the International Core Equity Portfolio. The underperformance of the Portfolio as compared to MSCI World ex US Index (net dividends), was primarily due to a larger allocation to small cap and mid cap stocks, which underperformed the Index. On average, stocks with market capitalization under $10 billion represented approximately 47% of the Portfolio for the period under review compared to 18% of the Index. To a lesser extent, underperformance was attributable to a larger allocation to stocks with pronounced value characteristics, which underperformed the Index.

International Small Company Portfolio

The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that individually invest in Canadian, United Kingdom, European (excluding U.K.), Japanese and Asia Pacific small company stocks, respectively. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Funds held approximately 4,600 stocks in 22 developed country markets, and were mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Funds' assets. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international small company stocks underperformed large company stocks. Total returns were 17.30% for the large company MSCI EAFE Index (net dividends), 8.60% for the MSCI EAFE Small Cap Index (net dividends), 6.69% for the MSCI EAFE Small Cap Index (price-only) and 13.29% for the International Small Company Portfolio. The MSCI EAFE Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI EAFE Small Cap Index (price-only) for performance comparison purposes until the MSCI EAFE Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index (net dividends), the outperformance of the Portfolio was primarily due to the Portfolio's larger allocation to stocks in Canada, Hong Kong, and Switzerland, which outperformed the Index, as well as a smaller allocation to Japanese stocks, which underperformed other countries represented in the Index.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,300 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, Japanese small company stocks underperformed Japanese large company stocks. Total returns were 2.19% for the large company MSCI Japan Index (net dividends), –5.45% for the MSCI Japan Small Cap Index (net dividends), –6.72% for the MSCI Japan Small Cap Index (price-only) and –1.51% for the Japanese Small Company Portfolio. The MSCI Japan Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), outperformance of the Portfolio was due to a smaller allocation by the Portfolio to financial stocks, the weakest-performing sector. On average, financial stocks represented approximately 9% of the Portfolio for the period under review, compared to 12% in the Index. In addition, performance was enhanced by differences in portfolio composition resulting from broader exposure of the Portfolio to stocks with pronounced value characteristics.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such stocks. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,000 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, Singapore and New Zealand (approximately 62%, 20%, 14% and 5% respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks constructed by the Advisor. The allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Master Fund was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, Asia Pacific small company stocks underperformed large company stocks. Total returns were 39.54% for the MSCI Pacific ex Japan Large Company Index (net dividends), 30.05% for the MSCI Pacific ex Japan Small Cap Index (net dividends), 26.15% for the MSCI Pacific ex Japan Small Cap Index (price-only), and 46.55% for the Asia Pacific Small Company Portfolio. The MSCI Pacific ex Japan Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Pacific ex Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Pacific ex Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), Portfolio outperformance was primarily due to differences in portfolio composition resulting from broader exposure in the portfolio to very small company stocks. Stocks of small companies with market capitalizations under $500 million generally outperformed small company stocks with larger market capitalizations. On average, stocks with market capitalization under $500 million represented approximately 36% of the Portfolio for the period under review, compared to 12% of the Index.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 490 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, U.K. small company stocks underperformed U.K. large company stocks. Total returns were 14.19% for the large capitalization MSCI U.K. Index (net dividends), –0.75% for the MSCI U.K. Small Cap Index (net dividends), –2.85% for the MSCI U.K. Small Cap Index (price-only) and 1.94% for the United Kingdom Small Company Portfolio. The MSCI U.K. Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI U.K. Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index, outperformance of the Portfolio was primarily due to material differences in portfolio composition in the energy, financial, and industrial sectors. To a lesser extent, outperformance was due to a smaller allocation by the Portfolio to financial stocks, the worst-performing sector. On average, financial stocks represented approximately 15% of the Portfolio for the period under review, compared to 17% of the Index.

Continental Small Company Portfolio

The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,300 stocks in 15 countries. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks constructed by the Advisor. Country allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Master Fund was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, European small company stocks underperformed large company stocks. Total returns were 22.42% for the large capitalization MSCI Europe ex U.K. Index (net dividends), 16.19% for the MSCI Europe ex U.K Small Cap Index (net dividends), 14.50% for the MSCI Europe ex U.K Small Cap Index (price-only), and 16.99% for the Continental Small Company Portfolio. The MSCI Europe ex U.K. Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Europe ex U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI Europe ex U.K. Small Cap Index (net dividends) has at least ten years of data to report. The outperformance of the Portfolio relative to the MSCI Europe ex U.K. Small Cap Index was primarily due to the Portfolio's higher allocation to Switzerland, a country whose small company stocks outperformed Continental European Small Company Stocks by about 6%.

DFA International Real Estate Securities Portfolio

DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g. REITs) in developed and emerging markets outside the U.S., but does not attempt to track closely a specific index. As of November 30, 2007, the Portfolio held approximately 150 stocks in 13 countries. For the period from inception through November 30, 2007 the average cash level was less 1% of the Portfolio's assets.

As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the period from the Portfolio's March 1, 2007 inception through November 30, 2007, the REIT sector underperformed broad international equity market indices by a wide margin. Total returns were 13.00% for the MSCI World ex-US Index (net dividends), –5.41% for the S&P/Citigroup Global ex US REIT Index (gross dividends), and –5.38% for the DFA International Real Estate Securities Portfolio. Relative to the S&P/Citigroup Global ex US REIT Index, the outperformance of the Portfolio was attributable to composition differences. The Portfolio had greater exposure than the Index to Canadian Securities, which outperformed the Index by approximately 14 percentage points.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Portfolio held approximately 2,300 stocks in 22 developed country markets, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, international small company stocks underperformed large company stocks. Total returns were 17.30% for the large company MSCI EAFE Index (net dividends); 8.60% for the MSCI EAFE Small Cap Index (net dividends), 6.69% for the MSCI EAFE Small Cap Index (price-only), and 10.25% for the DFA International Small Cap Value Portfolio. The MSCI EAFE Small Cap Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI EAFE Small Cap Index (price-only) for performance comparison purposes until the MSCI EAFE Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI EAFE Small Cap Index (net dividends), the outperformance of the Portfolio was primarily due to greater exposure by the Portfolio to Canadian stocks, which significantly outperformed the Index. On average, Canadian stocks represented 6% of the Portfolio for the period under review compared to 0% in the Index. To a lesser extent, outperformance by the Portfolio as compared to the Index was due to less exposure than the Index to Japanese stocks, which underperformed other countries represented in the Index. On average, Japanese stocks represented approximately 24% of the Portfolio for the period under review compared to 29% in the Index.

Emerging Markets Portfolio

The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of the Emerging Markets Series, a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 760 stocks in 18 countries. The Master Fund was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets outperformed developed country stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), and 42.08% for the Emerging Markets Portfolio. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to lower exposure of the Portfolio to issues in China, a country recently added to the list of approved countries for this Portfolio. Chinese companies returned approximately 99% for the year. The drag in performance due to withholding taxes should also be taken into account when comparing performance relative to the MSCI Emerging Markets Index (gross dividends).

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 2,000 stocks in 17 countries. The

Master Fund essentially was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were approximately 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets small company stocks outperformed developed country stocks and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 42.58% for the Emerging Markets Small Cap Portfolio. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to lesser exposure than the Index to Chinese stocks, which significantly outperformed the Index. On average, Chinese stocks represented approximately 1% of the Portfolio for the period under review compared to 13% in the Index. The Advisor made initial purchases of Chinese stocks for the Portfolio in June 2007. The underperformance attributable to China was mitigated to some extent by lesser exposure by the Portfolio as compared to the Index to Russian stocks, which significantly underperformed the Index. On average, Russian stocks represented 0% of the Portfolio for the period under review compared to 10% in the Index.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio seeks to capture the returns of the broad universe of emerging market stocks with increased exposure to smaller company stocks and those stocks with value characteristics as measured by book-to-market ratio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to stocks in emerging market countries, but does not attempt to track closely a specific equity index. The Portfolio held approximately 2,400 stocks in 18 countries as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets outperformed developed country stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 43.20% for the Emerging Markets Core Equity Portfolio. Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Portfolio was primarily due to less exposure by the Portfolio to Chinese stocks, which significantly outperformed the Index. On average, Chinese stocks represented approximately 1% of the Portfolio for the period under review compared to 13% in the Index. The Advisor made initial purchases of Chinese stocks for the Portfolio in June 2007. The underperformance attributable to China was mitigated to some extent by lesser exposure by the Portfolio Index to Russian stocks, which significantly underperformed the Index. On average, Russian stocks represented 0% of the Portfolio for the period under review compared to 10% in the Index.

Fixed Income Market Review  Year Ended November 30, 2007

For the year ended November 30, 2007, both short-term and long-term interest rates fell. To inject liquidity into segments of the credit markets hurt by subprime mortgage defaults, the Federal Reserve twice lowered the target rate for federal funds from 5.25% to 4.50% by November 30, 2007. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 24 basis points during the year ended November 30, 2007, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, inverted to start the year, steepened during the year to form a V-shape, with yields on short-term instruments exceeding yields on intermediate-term instruments.

	11/30/06	11/30/07	Change
Three-month LIBOR	5.37%	5.13%	–4.45%
10-Year U.S. Treasury note yield	4.46%	3.94%	–11.66%

Source: Bloomberg

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of a general flight to higher quality debt in the aftermath of subprime mortgage defaults, total return for fixed income strategies was primarily a function of credit quality. As an example of credit quality differences, total returns for the year ended November 30, 2007 were 7.61% for Ibbotson-Sinquefield Long Term Government Bonds and –0.07% for Ibbotson-Sinquefield Long Term Corporate Bonds. For the year ended November 30, 2007, total returns were 5.27% for three-month U.S. Treasury bills, 9.32% for five-year U.S. Treasury notes and 6.93% for 30-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Portfolios remained short, reflecting flat yield curves in the U.S.

Fixed Income Portfolio Performance Overview

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of The DFA One-Year Fixed Income Series, a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Master Fund rose slightly during the year under review, from approximately 36 days on November 30, 2006, to 48 days, on November 30, 2007. For the year ended November 30, 2007, total returns were 5.20% for the DFA One-Year Fixed Income Portfolio, 5.79% for the for the Merrill Lynch Six-Month US Treasury Index and 6.02% for the Merrill Lynch One-Year US Treasury Index. The Portfolio underperformed both Indexes primarily due to maturity differences. The instruments held by the Portfolio were of a shorter-term than those instruments represented in the Indexes and this difference in maturity was the reason the Portfolio underperformed the Indexes.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less by purchasing shares of The DFA Two-Year Global Fixed Income Series, a Master Fund that invests in these securities. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Switzerland, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Master Fund declined from 0.90 years on November 30, 2006 to 0.50 years on November 30, 2007. For the year ended November 30, 2007, total returns were 5.06% for the DFA Two-Year Global Fixed Income Portfolio, 6.64% for the Merrill Lynch 1-3 Year U.S. Government/Corporate Index, and 5.94% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to both Indexes, underperformance of the Portfolio was primarily due to maturity and credit quality differences. The Portfolio had a duration of 0.48 on

November 30, 2007 compared to 1.7 years for the Merrill Lynch 1-3 Year U.S. Government/Corporate Index and 1.8 years for the Citigroup World Government Bond Index 1-3 Years (hedged), which limited returns in a falling interest rate environment. As compared to the Indexes, the Portfolio had less exposure to higher quality government debt, which outperformed corporate debt which also contributed to the Portfolio's underperformance.

DFA Five-Year Government Portfolio

The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from 0.15 years on November 30, 2006 to 0.07 years on November 30, 2007.

For the year ended November 30, 2007, total returns were 4.98% for the DFA Five-Year Government Portfolio, 7.67% for the Lehman Brothers US Government Bond Index Intermediate, and 7.39% for the Merrill Lynch US Treasury/Agency Index 1-5 Years. Relative to both Indexes, underperformance of the Portfolio was due to a significantly shorter average maturity. On November 30, 2007, the Portfolio had an average duration of 0.07 years compared to 3.43 years for the Lehman Brothers US Government Bond Index Intermediate and 2.27 years for the Merrill Lynch US Treasury/Agency Index 1-5 Years. The Portfolio had lower exposure to securities in the intermediate segment of the yield curve from one to ten years, which outperformed the Indexes, and greater exposure to the shorter end of the yield curve, which lagged the Indexes.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Switzerland, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from 2.01 years on November 30, 2006 to 1.18 years on November 30, 2007.

For the year ended November 30, 2007, total returns were 5.00% for the DFA Five-Year Global Fixed Income Portfolio, 6.05% for the Lehman Brother Aggregate Bond Index, and 6.08% for the Citigroup World Government Bond Index 1-5 Years (hedged). Relative to both Indexes, underperformance of the Portfolio was primarily due to maturity and credit quality differences. On November 30, 2007, the Portfolio had an average duration of 1.07 years compared to 2.6 years for the Citigroup World Government Bond Index 1-5 Years (hedged), which limited returns in a declining interest rate environment. The Portfolio also had a lower exposure to higher quality government debt, 7.3% for the Portfolio compared to 100% for the Citigroup Index, which outperformed corporate debt.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally in U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 6.26 years on November 30, 2006 to 6.22 years on November 30, 2007.

For the year ended November 30, 2007, total returns were 8.06% for the DFA Intermediate Government Fixed Income Portfolio and 7.71% for the Lehman Brothers US Government Bond Index. Relative to the Lehman Brothers US Government Bond Index, Portfolio outperformance was primarily due to structural differences with the Index. On November 30, 2007, the Portfolio had an average duration of 5.11 years compared to 4.75 years for the Lehman US

Government Bond Index. The Index is heavily weighted toward U.S. Treasury and shorter dated securities, which underperformed the longer dated and U.S. agency issued securities that comprised most of the Portfolio.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio seeks to provide inflation protection and current income from investing generally in inflation-protected securities issued by the US government and its agencies and instrumentalities with maturities of between five and twenty years. For the year ended November 30, 2007, total returns were 9.59% for the DFA Inflation-Protected Securities Portfolio and 9.20% for the Lehman U.S. Treasury Inflation Notes Index 1-30+ Years. Relative to the Index, outperformance of the Portfolio was primarily due to structural differences with the Index. The Portfolio buys securities in an intermediate maturity range that outperformed the shorter dated issues that comprised part of the the Lehman U.S. Treasury Inflation Notes Index 1-30+ Years.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio shortened from 0.88 years on November 30, 2006 to 0.35 years on November 30, 2007. For the year ended November 30, 2007, total returns were 3.38% for the DFA Short-Term Municipal Bond Portfolio and 4.44% for the Lehman Brothers Municipal Three-Year Bond Index. Relative to the Index, underperformance of the Portfolio was primarily due to the Portfolio's shorter duration. The Portfolio shortened its duration over the period and was weighted more heavily in shorter instruments which lagged the performance longer equivalents.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income taxes and California state personal income taxes. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity increased from 0.45 years at its inception on April 2, 2007 to 0.60 years on November 30, 2007. For the period from inception on April 2, 2007 through November 30, 2007, total returns were 2.23% for the DFA California Short-Term Municipal Bond Portfolio and 3.08% for the Merrill Lynch 1-3 Year California Municipal Bond Index. The duration of the Portfolio was shorter than the Index in a declining interest rate enviroment which caused the underperformance of the Portfolio relative to the Index.

Sources: Citigroup bond indexes copyright 2007 by Citigroup. Lehman Brothers data provided by Lehman Brothers, Inc. The Merrill Lynch Indices are used with permission; copyright 2007 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$976.60	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.32	0.15%	$0.76
Enhanced U.S. Large Company Portfolio**
Actual Fund Return	$1,000.00	$974.20	0.25%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.82	0.25%	$1.26

U.S. Large Cap Value Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$881.20	0.27%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.27%	$1.39
U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$852.10	0.40%	$1.87
Hypothetical 5% Annual Return	$1,000.00	$1,023.05	0.40%	$2.04
U.S. Small Cap Value Portfolio**
Actual Fund Return	$1,000.00	$830.60	0.52%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.45	0.52%	$2.65
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$943.20	0.20%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.20%	$1.00
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$924.50	0.23%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.91	0.23%	$1.17
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$894.40	0.33%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.33%	$1.70
T.A. U.S. Core Equity 2 Portfolio****
Actual Fund Return	$1,000.00	$940.00	0.30%	$0.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.30%	$0.48
U.S. Small Cap Portfolio**
Actual Fund Return	$1,000.00	$900.80	0.37%	$1.78
Hypothetical 5% Annual Return	$1,000.00	$1,023.20	0.37%	$1.89
U.S. Micro Cap Portfolio**
Actual Fund Return	$1,000.00	$890.90	0.52%	$2.48
Hypothetical 5% Annual Return	$1,000.00	$1,022.45	0.52%	$2.65
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$835.50	0.33%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.33%	$1.65
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,033.40	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.62	0.29%	$1.47
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$989.30	0.41%	$2.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.00	0.41%	$2.10

International Small Company Portfolio***	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$958.80	0.55%	$2.68
Hypothetical 5% Annual Return	$1,000.00	$1,022.33	0.55%	$2.77
Japanese Small Company Portfolio**
Actual Fund Return	$1,000.00	$960.30	0.54%	$2.65
Hypothetical 5% Annual Return	$1,000.00	$1,022.36	0.54%	$2.73
Asia Pacific Small Company Portfolio**
Actual Fund Return	$1,000.00	$1,108.50	0.62%	$3.30
Hypothetical 5% Annual Return	$1,000.00	$1,021.94	0.62%	$3.17
United Kingdom Small Company Portfolio**
Actual Fund Return	$1,000.00	$876.50	0.59%	$2.80
Hypothetical 5% Annual Return	$1,000.00	$1,022.09	0.59%	$3.01
Continental Small Company Portfolio**
Actual Fund Return	$1,000.00	$939.80	0.61%	$2.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.01	0.61%	$3.09
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$877.80	0.48%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.69	0.48%	$2.41
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$928.50	0.69%	$3.33
Hypothetical 5% Annual Return	$1,000.00	$1,021.62	0.69%	$3.49
Emerging Markets Portfolio**
Actual Fund Return	$1,000.00	$1,153.10	0.60%	$3.22
Hypothetical 5% Annual Return	$1,000.00	$1,022.08	0.60%	$3.02
Emerging Markets Small Cap Portfolio**
Actual Fund Return	$1,000.00	$1,093.60	0.78%	$4.09
Hypothetical 5% Annual Return	$1,000.00	$1,021.16	0.78%	$3.95
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,146.10	0.65%	$3.49
Hypothetical 5% Annual Return	$1,000.00	$1,021.81	0.65%	$3.29
DFA One-Year Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,024.60	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.19	0.18%	$0.89
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return	$1,000.00	$1,026.00	0.18%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.18%	$0.93

DFA Five-Year Government Portfolio	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,023.70	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.94	0.23%	$1.14
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.80	0.28%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.66	0.28%	$1.42
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,079.20	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.13%	$0.65
DFA Inflation-Protected Securites Portfolio
Actual Fund Return	$1,000.00	$1,102.20	0.20%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,024.07	0.20%	$1.01
DFA Short-Term Muncicipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,018.40	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.22%	$1.13
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,018.40	0.30%	$1.52
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.30%	$1.52

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

****  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (T.A. U.S. Core Equity 2 Portfolio 68 days), then divided by the number of days in the year (365) to reflect the period. T.A. U.S. Core Equity 2 Portfolio commenced operations on October 4, 2007. The "Ending Account Value" is derived from the fund's actual return since inception.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
Enhanced U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
U.S. Small Cap Value Portfolio	100.0%
U.S. Small Cap Portfolio	100.0%
U.S. Micro Cap Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
U.S. Targeted Value Portfolio	12.0%	5.7%	9.1%	23.7%	7.8%	16.1%	17.5%
U.S. Core Equity 1 Portfolio	12.2%	8.2%	9.8%	18.2%	11.7%	12.7%	15.3%
U.S. Core Equity 2 Portfolio	12.9%	7.6%	10.5%	21.7%	10.3%	12.7%	12.8%
U.S. Vector Equity Portfolio	14.0%	6.4%	10.0%	24.7%	9.1%	13.0%	12.9%
T.A. U.S. Core Equity 2 Portfolio	12.0%	4.7%	10.7%	21.0%	10.0%	14.9%	15.7%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—
Large Cap International Portfolio	10.7%	8.3%	8.8%	26.0%	6.1%	11.8%	5.5%
International Core Equity Portfolio	14.0%	7.2%	6.7%	29.1%	3.8%	15.4%	5.2%
DFA International Real Estate Securities Portfolio	—	—	—	0.3%	—	—	—
DFA International Small Cap Value Portfolio	17.4%	8.2%	4.0%	20.2%	2.3%	23.8%	6.8%
Emerging Markets Core Equity Portfolio	8.8%	7.0%	7.6%	21.8%	2.7%	12.9%	8.5%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	7.0%	0.1%	1.0%	—	—	100.0%
U.S. Core Equity 1 Portfolio	5.0%	—	3.1%	3.7%	0.1%	100.0%
U.S. Core Equity 2 Portfolio	5.2%	—	3.6%	2.7%	—	100.0%
U.S. Vector Equity Portfolio	5.5%	—	3.0%	1.3%	0.1%	100.0%
T.A. U.S. Core Equity 2 Portfolio	5.5%	—	3.1%	2.4%	—	100.0%
DFA Real Estate Securities Portfolio	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	10.7%	—	6.4%	5.5%	0.2%	100.0%
International Core Equity Portfolio	11.4%	0.1%	3.8%	3.3%	—	100.0%
DFA International Real Estate Securities Portfolio	—	99.7%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	16.0%	0.3%	0.5%	0.4%	0.1%	100.0%
Emerging Markets Core Equity Portfolio	18.7%	—	8.4%	2.9%	0.7%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
DFA Five-Year Government Portfolio	—	100.0%	—	—	—
DFA Five-Year Global Fixed Income Portfolio	31.1%	—	34.6%	31.2%	—
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	14.7%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	13.0%

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
DFA Five-Year Government Portfolio	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	—	—	—	3.1%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	17.6%	7.4%	60.3%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	14.2%	19.4%	53.4%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,416,189,999
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,560,575,686)	$3,416,189,999

ENHANCED U.S. LARGE COMPANY PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Enhanced U.S. Large Company Series of The DFA Investment Trust Company	34,431,331	$337,082,730
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $280,761,029)		$337,082,730

U.S. LARGE CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	345,557,895	$7,536,617,690
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,377,693,282)		$7,536,617,690

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.2%)
Consumer Discretionary — (10.8%)
* AutoNation, Inc.	137,967	$2,276,455	0.4%
Leggett & Platt, Inc.	119,717	2,463,776	0.5%
Service Corp. International	143,900	1,910,992	0.4%
Other Securities		58,981,144	10.5%
Total Consumer Discretionary		65,632,367	11.8%
Consumer Staples — (5.1%)
* Constellation Brands, Inc. Class A	108,500	2,555,175	0.5%
J.M. Smucker Co.	37,110	1,823,214	0.3%
* Smithfield Foods, Inc.	93,183	2,800,149	0.5%
Other Securities		24,147,042	4.3%
Total Consumer Staples		31,325,580	5.6%
Energy — (8.1%)
Cimarex Energy Co.	57,700	2,228,951	0.4%
* Exterran Holdings, Inc.	26,088	2,088,084	0.4%
* Forest Oil Corp.	65,997	3,107,139	0.6%
# Helmerich & Payne, Inc.	54,300	1,876,065	0.3%
Overseas Shipholding Group, Inc.	27,700	1,983,320	0.4%
* Petrohawk Energy Corp.	117,700	1,918,510	0.3%
Pioneer Natural Resources Co.	42,000	1,871,940	0.3%
Tidewater, Inc.	41,800	2,043,602	0.4%
Other Securities		32,159,266	5.8%
Total Energy		49,276,877	8.9%
Financials — (21.5%)
* Allegheny Corp.	5,938	2,428,642	0.4%
American Financial Group, Inc.	82,196	2,401,767	0.4%
Fidelity National Financial, Inc.	114,300	1,785,366	0.3%
First American Corp.	49,900	1,705,582	0.3%
Hanover Insurance Group, Inc.	38,900	1,754,390	0.3%
HCC Insurance Holdings, Inc.	74,100	2,277,834	0.4%
Huntington Bancshares, Inc.	121,707	1,909,583	0.3%
Mercury General Corp.	37,965	1,970,004	0.4%
Odyssey Re Holdings Corp.	47,520	1,831,421	0.3%
Old Republic International Corp.	155,099	2,328,036	0.4%
Protective Life Corp.	52,559	2,174,891	0.4%
Reinsurance Group of America, Inc.	39,373	2,130,473	0.4%
Transatlantic Holdings, Inc.	27,359	2,034,142	0.4%
Unitrin, Inc.	41,168	1,904,432	0.3%
Other Securities		102,240,783	18.6%
Total Financials		130,877,346	23.6%
Health Care — (7.1%)
* Community Health Systems, Inc.	71,900	2,402,898	0.4%
* Invitrogen Corp.	19,223	1,864,823	0.3%
* Millennium Pharmaceuticals, Inc.	202,505	2,984,924	0.6%
# Omnicare, Inc.	80,000	2,038,400	0.4%
PerkinElmer, Inc.	62,800	1,713,184	0.3%
* Watson Pharmaceuticals, Inc.	67,000	1,963,770	0.4%
Other Securities		30,038,078	5.4%
Total Health Care		43,006,077	7.8%
Industrials — (14.4%)
* AGCO Corp.	36,200	2,495,628	0.5%
* Allied Waste Industries, Inc.	223,375	2,548,709	0.5%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# DRS Technologies, Inc.	30,800	$1,823,668	0.3%
*# Kansas City Southern	50,600	1,742,158	0.3%
Ryder System, Inc.	43,502	1,886,247	0.3%
* Shaw Group, Inc.	29,100	1,845,522	0.3%
Timken Co.	54,100	1,725,249	0.3%
Other Securities		73,908,290	13.4%
Total Industrials		87,975,471	15.9%
Information Technology — (15.8%)
* Arrow Electronics, Inc.	92,100	3,408,621	0.6%
* Avnet, Inc.	64,686	2,231,667	0.4%
* Ingram Micro, Inc.	106,363	2,116,624	0.4%
Intersil Corp.	75,403	1,880,551	0.3%
* NCR Corp.	102,200	2,446,668	0.5%
* Tellabs, Inc.	304,900	2,122,104	0.4%
Other Securities		82,040,405	14.7%
Total Information Technology		96,246,640	17.3%
Materials — (6.4%)
Ashland, Inc.	37,830	1,862,749	0.3%
Lubrizol Corp.	33,300	2,135,862	0.4%
Other Securities		35,114,346	6.3%
Total Materials		39,112,957	7.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		476,454	0.1%
Telecommunication Services — (0.9%)
CenturyTel, Inc.	75,100	3,201,513	0.6%
Other Securities		2,102,533	0.4%
Total Telecommunication Services		5,304,046	1.0%
Utilities — (0.0%)
Total Utilities		83,239	0.0%
TOTAL COMMON STOCKS		549,317,054	99.0%
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,865,459	11,865,459	2.1%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.8%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $51,452,043 FHLMC 6.500%, 12/01/36, valued at $47,151,694) to be repurchased at $45,796,011	$45,778	45,778,343	8.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $1,012,035 FNMA 5.000%, 08/01/35, valued at $797,500) to be repurchased at $771,397	771	771,101	0.1%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $1,095,000 FNMA 5.342%, 05/01/35, valued at $1,020,237) to be repurchased at $986,491	986	986,111	0.2%
TOTAL SECURITIES LENDING COLLATERAL		47,535,555	8.6%
TOTAL INVESTMENTS — (100.0%) (Cost $631,801,858)		$608,718,068	109.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
November 30, 2007

U.S. SMALL CAP VALUE PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company	420,706,972	$8,805,396,924
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $7,649,526,768)		$8,805,396,924

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.3%)
Consumer Discretionary — (10.6%)
Disney (Walt) Co.	138,600	$4,594,590	0.4%
McDonald's Corp.	56,280	3,290,692	0.3%
News Corp. Class A	140,061	2,951,085	0.3%
Time Warner, Inc.	260,479	4,495,868	0.4%
Other Securities		127,893,897	10.4%
Total Consumer Discretionary		143,226,132	11.8%
Consumer Staples — (7.2%)
Altria Group, Inc.	101,120	7,842,867	0.7%
# Coca-Cola Co.	110,924	6,888,380	0.6%
CVS Caremark Corp.	100,700	4,037,063	0.3%
PepsiCo, Inc.	73,760	5,692,797	0.5%
Procter & Gamble Co.	170,932	12,648,968	1.1%
Wal-Mart Stores, Inc.	199,748	9,567,929	0.8%
Other Securities		50,281,855	4.0%
Total Consumer Staples		96,959,859	8.0%
Energy — (8.5%)
Chevron Corp.	147,560	12,951,341	1.1%
ConocoPhillips	113,389	9,075,656	0.8%
Exxon Mobil Corp.	184,725	16,470,081	1.4%
Occidental Petroleum Corp.	51,424	3,587,852	0.3%
# Schlumberger, Ltd.	57,400	5,364,030	0.5%
Other Securities		67,797,792	5.4%
Total Energy		115,246,752	9.5%
Financials — (15.9%)
American Express Co.	59,323	3,498,871	0.3%
American International Group, Inc.	178,758	10,391,203	0.9%
Bank of America Corp.	309,300	14,268,009	1.2%
Bank of New York Mellon Corp.	78,058	3,743,662	0.3%
Citigroup, Inc.	178,345	5,938,888	0.5%
JPMorgan Chase & Co.	234,163	10,682,516	0.9%
Merrill Lynch & Co., Inc.	48,634	2,915,122	0.3%
MetLife, Inc.	51,145	3,354,601	0.3%
Morgan Stanley	72,760	3,835,907	0.3%
Prudential Financial, Inc.	32,850	3,092,499	0.3%
The Goldman Sachs Group, Inc.	20,653	4,680,796	0.4%
# Wachovia Corp.	112,711	4,846,573	0.4%
Wells Fargo & Co.	231,335	7,502,194	0.6%
Other Securities		136,663,751	11.1%
Total Financials		215,414,592	17.8%
Health Care — (10.2%)
Abbott Laboratories	76,605	4,405,554	0.4%
Eli Lilly & Co.	56,444	2,988,710	0.3%
* Genentech, Inc.	48,848	3,724,660	0.3%
Johnson & Johnson	135,866	9,203,563	0.8%
Merck & Co., Inc.	100,568	5,969,716	0.5%
Pfizer, Inc.	460,580	10,943,381	0.9%
UnitedHealth Group, Inc.	67,605	3,718,275	0.3%
* WellPoint, Inc.	42,579	3,585,578	0.3%
Wyeth	67,195	3,299,275	0.3%
Other Securities		90,613,463	7.4%
Total Health Care		138,452,175	11.5%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.1%)
# Boeing Co.	36,988	$3,422,870	0.3%
General Electric Co.	436,467	16,712,321	1.4%
United Technologies Corp.	48,135	3,599,054	0.3%
Other Securities		125,953,221	10.4%
Total Industrials		149,687,466	12.4%
Information Technology — (13.3%)
* Apple, Inc.	40,524	7,384,283	0.6%
* Cisco Sytems, Inc.	292,614	8,199,044	0.7%
Hewlett-Packard Co.	125,299	6,410,297	0.5%
Intel Corp.	282,156	7,358,628	0.6%
International Business Machines Corp.	66,130	6,955,553	0.6%
Microsoft Corp.	435,500	14,632,800	1.2%
* Oracle Corp.	243,035	4,904,446	0.4%
QUALCOMM, Inc.	79,023	3,222,558	0.3%
Other Securities		119,934,951	9.9%
Total Information Technology		179,002,560	14.8%
Materials — (4.4%)
Total Materials		59,620,847	4.9%
Telecommunication Services — (2.8%)
AT&T, Inc.	405,575	15,497,021	1.3%
Verizon Communications, Inc.	199,907	8,637,981	0.7%
Other Securities		13,221,136	1.1%
Total Telecommunication Services		37,356,138	3.1%
Utilities — (3.3%)
Total Utilities		44,016,575	3.7%
TOTAL COMMON STOCKS		1,178,983,096	97.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		247	0.0%
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	116,502	116,502	0.0%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $172,781,930 FHLMC 5.500%, 05/01/37 & FNMA 6.094%, 10/01/37, valued at $170,719,819) to be repurchased at $165,811,366	$165,747	165,747,397	13.7%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $5,188,312 FHLMC 5.500%, 10/01/33, valued at $2,841,411) to be repurchased at $2,747,548	2,746	2,746,495	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $4,005,000 FHLMC 6.032%, 11/01/36, valued at $3,727,947) to be repurchased at $3,617,528	3,616	3,616,133	0.3%
TOTAL SECURITIES LENDING COLLATERAL		172,110,025	14.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,280,737,951)		$1,351,209,870	111.7%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (11.1%)
* Comcast Corp. Class A	420,142	$8,629,717	0.3%
Disney (Walt) Co.	400,012	13,260,398	0.5%
# Home Depot, Inc.	380,845	10,876,933	0.4%
Lowe's Companies, Inc.	301,200	7,352,292	0.3%
News Corp. Class A	413,509	8,712,635	0.3%
Time Warner, Inc.	842,420	14,540,169	0.5%
Other Securities		311,393,040	10.4%
Total Consumer Discretionary		374,765,184	12.7%
Consumer Staples — (6.6%)
Altria Group, Inc.	154,900	12,014,044	0.4%
CVS Caremark Corp.	333,685	13,377,432	0.5%
Kraft Foods, Inc.	333,097	11,508,501	0.4%
Procter & Gamble Co.	571,788	42,312,312	1.5%
Wal-Mart Stores, Inc.	404,300	19,365,970	0.7%
Other Securities		123,095,670	4.0%
Total Consumer Staples		221,673,929	7.5%
Energy — (9.0%)
# Chevron Corp.	435,404	38,215,409	1.3%
ConocoPhillips	341,078	27,299,883	0.9%
Devon Energy Corp.	93,500	7,742,735	0.3%
Exxon Mobil Corp.	440,684	39,291,385	1.3%
Marathon Oil Corp.	151,488	8,468,179	0.3%
Occidental Petroleum Corp.	157,660	10,999,938	0.4%
Valero Energy Corp.	123,168	8,014,542	0.3%
Other Securities		162,573,512	5.5%
Total Energy		302,605,583	10.3%
Financials — (18.8%)
American International Group, Inc.	534,470	31,068,741	1.1%
Bank of America Corp.	937,909	43,265,742	1.5%
Bank of New York Mellon Corp.	231,270	11,091,709	0.4%
Citigroup, Inc.	795,672	26,495,878	0.9%
Hartford Financial Services Group, Inc.	67,172	6,402,835	0.2%
JPMorgan Chase & Co.	715,252	32,629,796	1.1%
Lehman Brothers Holdings, Inc.	108,126	6,771,931	0.2%
Merrill Lynch & Co., Inc.	175,042	10,492,017	0.4%
MetLife, Inc.	156,992	10,297,105	0.4%
Morgan Stanley	211,604	11,155,763	0.4%
Prudential Financial, Inc.	94,316	8,878,908	0.3%
The Goldman Sachs Group, Inc.	58,024	13,150,559	0.5%
The Travelers Companies, Inc.	138,778	7,370,500	0.3%
# Wachovia Corp.	387,501	16,662,543	0.6%
Wells Fargo & Co.	686,501	22,263,227	0.8%
Other Securities		375,659,052	12.5%
Total Financials		633,656,306	21.6%
Health Care — (8.9%)
Johnson & Johnson	142,350	9,642,789	0.3%
Pfizer, Inc.	1,421,572	33,776,551	1.2%
* WellPoint, Inc.	118,928	10,014,927	0.4%
Other Securities		247,518,776	8.3%
Total Health Care		300,953,043	10.2%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.0%)
General Electric Co.	752,936	$28,829,919	1.0%
Union Pacific Corp.	56,400	7,114,296	0.3%
Other Securities		333,243,568	11.3%
Total Industrials		369,187,783	12.6%
Information Technology — (11.1%)
* Cisco Sytems, Inc.	272,462	7,634,385	0.3%
Hewlett-Packard Co.	213,714	10,933,608	0.4%
Intel Corp.	418,292	10,909,055	0.4%
International Business Machines Corp.	64,144	6,746,666	0.2%
Microsoft Corp.	369,339	12,409,790	0.4%
Motorola, Inc.	464,000	7,410,080	0.3%
Other Securities		317,338,500	10.7%
Total Information Technology		373,382,084	12.7%
Materials — (4.6%)
Alcoa, Inc.	176,860	6,432,398	0.2%
# Dow Chemical Co.	189,988	7,968,097	0.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	7,552,019	0.3%
Other Securities		132,995,148	4.5%
Total Materials		154,947,662	5.3%
Other — (0.0%)
Total Other		168	0.0%
Telecommunication Services — (3.1%)
AT&T, Inc.	1,219,152	46,583,798	1.6%
Sprint Nextel Corp.	584,800	9,076,096	0.3%
Verizon Communications, Inc.	594,963	25,708,351	0.9%
Other Securities		23,116,350	0.8%
Total Telecommunication Services		104,484,595	3.6%
Utilities — (2.3%)
Total Utilities		78,823,949	2.7%
TOTAL COMMON STOCKS		2,914,480,286	99.2%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		659	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,235,892	13,235,892	0.4%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $474,480,777 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 01/01/37 to 11/01/37, valued at $437,052,709) to be repurchased at $424,486,782	$424,323	424,323,018	14.4%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $9,435,697 FNMA 5.000%, 07/01/35, valued at $7,298,529) to be repurchased at $7,059,613	7,057	7,056,908	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $41,281,635 FNMA 5.342%, 05/01/35 & 7.636%, 02/01/29, valued at $9,583,311) to be repurchased at $9,307,733	9,304	9,304,143	0.3%
TOTAL SECURITIES LENDING COLLATERAL		440,684,069	15.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,301,112,814)		$3,368,400,906	114.6%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.5%)
Consumer Discretionary — (11.9%)
* Comcast Corp. Class A	123,218	$2,530,898	0.3%
Disney (Walt) Co.	63,200	2,095,080	0.2%
* IAC/InterActiveCorp.	73,787	2,053,492	0.2%
* Liberty Media Holding Corp. Interactive Class A	153,119	3,085,348	0.3%
Time Warner, Inc.	276,981	4,780,692	0.5%
Other Securities		114,954,171	12.0%
Total Consumer Discretionary		129,499,681	13.5%
Consumer Staples — (5.3%)
Altria Group, Inc.	46,200	3,583,272	0.4%
Coca-Cola Enterprises, Inc.	135,360	3,515,299	0.4%
CVS Caremark Corp.	87,809	3,520,263	0.4%
Kraft Foods, Inc.	96,728	3,341,952	0.4%
# Molson Coors Brewing Co.	40,000	2,153,600	0.2%
Procter & Gamble Co.	74,000	5,476,000	0.6%
* Smithfield Foods, Inc.	67,694	2,034,205	0.2%
SUPERVALU, Inc.	46,801	1,959,558	0.2%
Wal-Mart Stores, Inc.	42,300	2,026,170	0.2%
Other Securities		30,580,596	3.1%
Total Consumer Staples		58,190,915	6.1%
Energy — (8.3%)
Anadarko Petroleum Corp.	32,200	1,822,520	0.2%
Apache Corp.	19,300	1,868,047	0.2%
Chevron Corp.	69,800	6,126,346	0.6%
ConocoPhillips	111,300	8,908,452	0.9%
Devon Energy Corp.	30,200	2,500,862	0.3%
Exxon Mobil Corp.	74,400	6,633,504	0.7%
* Plains Exploration & Production Co.	36,915	1,860,885	0.2%
Other Securities		61,210,056	6.4%
Total Energy		90,930,672	9.5%
Financials — (20.9%)
American International Group, Inc.	190,030	11,046,444	1.2%
Bank of America Corp.	328,870	15,170,773	1.6%
CNA Financial Corp.	63,800	2,261,072	0.2%
Hartford Financial Services Group, Inc.	23,300	2,220,956	0.2%
JPMorgan Chase & Co.	206,880	9,437,866	1.0%
KeyCorp	84,549	2,227,021	0.2%
Legg Mason, Inc.	29,700	2,266,407	0.2%
MetLife, Inc.	55,040	3,610,074	0.4%
Morgan Stanley	49,900	2,630,728	0.3%
PNC Financial Services Group, Inc.	24,874	1,821,026	0.2%
The Goldman Sachs Group, Inc.	9,400	2,130,416	0.2%
The Travelers Companies, Inc.	47,800	2,538,658	0.3%
Unum Group	101,075	2,510,703	0.3%
# Wachovia Corp.	121,857	5,239,851	0.6%
Wells Fargo & Co.	105,502	3,421,430	0.4%
Other Securities		159,998,370	16.5%
Total Financials		228,531,795	23.8%
Health Care — (7.7%)
* Millennium Pharmaceuticals, Inc.	129,222	1,904,732	0.2%
Pfizer, Inc.	215,322	5,116,051	0.6%
* WellPoint, Inc.	37,600	3,166,296	0.3%
Other Securities		73,475,927	7.6%
Total Health Care		83,663,006	8.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.0%)
Burlington Northern Santa Fe Corp.	25,700	$2,146,464	0.2%
General Electric Co.	168,000	6,432,720	0.7%
Southwest Airlines Co.	205,110	2,902,307	0.3%
Union Pacific Corp.	15,600	1,967,784	0.2%
Other Securities		106,914,506	11.1%
Total Industrials		120,363,781	12.5%
Information Technology — (11.0%)
* Computer Sciences Corp.	48,500	2,561,770	0.3%
Electronic Data Systems Corp.	93,600	1,896,336	0.2%
Intel Corp.	76,790	2,002,683	0.2%
Other Securities		113,574,749	11.8%
Total Information Technology		120,035,538	12.5%
Materials — (4.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	21,104	2,087,819	0.2%
Other Securities		50,459,611	5.3%
Total Materials		52,547,430	5.5%
Other — (0.0%)
Total Other		16	0.0%
Real Estate Investment Trusts — (0.0%)
Total Real Estate Investment Trusts		138,710	0.0%
Telecommunication Services — (2.5%)
AT&T, Inc.	270,720	10,344,211	1.1%
Sprint Nextel Corp.	169,900	2,636,848	0.3%
Verizon Communications, Inc.	150,079	6,484,914	0.7%
Other Securities		8,162,694	0.8%
Total Telecommunication Services		27,628,667	2.9%
Utilities — (1.1%)
Total Utilities		12,247,799	1.3%
TOTAL COMMON STOCKS		923,778,010	96.3%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		183	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,328,447	6,328,447	0.6%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.9%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $165,119,221 FHLMC 5.000%, 05/01/36 & 5.500%, 11/01/37, valued at $161,972,323) to be repurchased at $157,315,373	$157,255	157,254,682	16.4%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $4,091,990 FNMA 6.000%, 05/01/35, valued at $2,649,312) to be repurchased at $2,560,953	2,560	2,559,972	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $3,815,000 FNMA 5.342%, 05/01/35, valued at $3,554,525) to be repurchased at $3,449,939	3,449	3,448,608	0.3%
TOTAL SECURITIES LENDING COLLATERAL		163,263,262	17.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,099,224,919)		$1,093,369,902	113.9%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.8%)
Consumer Discretionary — (10.1%)
CBS Corp. Class B	13,500	$370,305	0.4%
Disney (Walt) Co.	18,700	619,905	0.6%
Home Depot, Inc.	26,000	742,560	0.7%
* Liberty Media Holding Corp. Interactive Class A	15,501	312,345	0.3%
Other Securities		11,418,164	10.7%
Total Consumer Discretionary		13,463,279	12.7%
Consumer Staples — (3.8%)
Procter & Gamble Co.	7,000	518,000	0.5%
Other Securities		4,539,970	4.3%
Total Consumer Staples		5,057,970	4.8%
Energy — (8.7%)
Anadarko Petroleum Corp.	7,200	407,520	0.4%
Chevron Corp.	6,900	605,613	0.6%
ConocoPhillips	21,500	1,720,860	1.6%
Devon Energy Corp.	6,900	571,389	0.5%
Exxon Mobil Corp.	5,300	472,548	0.5%
Hess Corp.	4,200	299,124	0.3%
Marathon Oil Corp.	9,000	503,100	0.5%
Valero Energy Corp.	7,300	475,011	0.5%
XTO Energy, Inc.	5,100	315,282	0.3%
Other Securities		6,339,915	5.8%
Total Energy		11,710,362	11.0%
Financials — (17.4%)
Allstate Corp.	8,900	454,968	0.4%
American International Group, Inc.	6,050	351,686	0.3%
Bank of America Corp.	10,500	484,365	0.5%
Bank of New York Mellon Corp.	17,500	839,300	0.8%
Citigroup, Inc.	11,600	386,280	0.4%
JPMorgan Chase & Co.	51,800	2,363,116	2.2%
Lehman Brothers Holdings, Inc.	6,300	394,569	0.4%
Loews Corp.	7,000	334,530	0.3%
M&T Bank Corp.	3,200	291,072	0.3%
MetLife, Inc.	8,800	577,192	0.6%
Morgan Stanley	11,000	579,920	0.6%
Prudential Financial, Inc.	7,000	658,980	0.6%
SunTrust Banks, Inc.	5,300	371,583	0.4%
The Goldman Sachs Group, Inc.	4,000	906,560	0.9%
The Travelers Companies, Inc.	8,510	451,966	0.4%
U.S. Bancorp	10,200	337,518	0.3%
Wells Fargo & Co.	51,600	1,673,388	1.6%
Other Securities		11,908,170	10.9%
Total Financials		23,365,163	21.9%
Health Care — (8.3%)
* Amgen, Inc.	7,205	398,076	0.4%
Pfizer, Inc.	16,200	384,912	0.4%
Other Securities		10,335,030	9.6%
Total Health Care		11,118,018	10.4%
Industrials — (12.4%)
FedEx Corp.	2,900	285,563	0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
General Electric Co.	67,900	$2,599,891	2.5%
Northrop Grumman Corp.	4,400	346,676	0.3%
Raytheon Co.	5,600	346,360	0.3%
Southwest Airlines Co.	22,600	319,790	0.3%
Union Pacific Corp.	4,000	504,560	0.5%
United Technologies Corp.	6,550	489,744	0.5%
Other Securities		11,755,551	10.9%
Total Industrials		16,648,135	15.6%
Information Technology — (13.0%)
* Apple, Inc.	2,400	437,328	0.4%
* Cisco Sytems, Inc.	22,700	636,054	0.6%
Hewlett-Packard Co.	16,000	818,560	0.8%
Microsoft Corp.	27,700	930,720	0.9%
Motorola, Inc.	30,400	485,488	0.5%
Other Securities		14,065,178	13.1%
Total Information Technology		17,373,328	16.3%
Materials — (4.6%)
Alcoa, Inc.	13,200	480,084	0.5%
Dow Chemical Co.	7,200	301,968	0.3%
Other Securities		5,412,093	5.0%
Total Materials		6,194,145	5.8%
Telecommunication Services — (2.5%)
AT&T, Inc.	21,200	810,052	0.8%
Sprint Nextel Corp.	39,900	619,248	0.6%
Verizon Communications, Inc.	19,500	842,595	0.8%
Other Securities		1,140,175	1.0%
Total Telecommunication Services		3,412,070	3.2%
Utilities — (2.0%)
Total Utilities		2,661,246	2.5%
TOTAL COMMON STOCKS		111,003,716	104.2%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (14.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $19,020,000 FNMA 6.50%, 08/01/37, valued at $19,255,639) to be repurchased at $18,978,019	$18,971	18,971,000	17.8%
SECURITIES LENDING COLLATERAL — (3.0%)
@Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $17,889,543 FNMA 6.836%, 09/01/32, valued at $4,146,284) to be repurchased at $4,027,584	4,026	4,025,518	3.8%
TOTAL INVESTMENTS — (100.0%) (Cost $135,432,628)		$134,000,234	125.8%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

U.S. SMALL CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company	202,719,588	$3,286,084,521
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,805,046,776)		$3,286,084,521

U.S. MICRO CAP PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Micro Cap Series of The DFA Investment Trust Company	441,925,978	$4,702,092,406
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,873,214,659)		$4,702,092,406

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.2%)
Real Estate Investment Trusts — (80.2%)
*# Alexander's, Inc.	50,700	$19,755,255	0.7%
Alexandria Real Estate Equities, Inc.	316,400	31,079,972	1.2%
# AMB Property Corp.	1,009,109	61,717,106	2.3%
# Apartment Investment & Management Co. Class A	976,700	38,843,359	1.4%
# AvalonBay Communities, Inc.	804,794	80,028,715	3.0%
# BioMed Realty Trust, Inc.	659,760	14,897,381	0.6%
# Boston Properties, Inc.	1,202,300	118,330,366	4.4%
# Brandywine Realty Trust	877,153	17,981,637	0.7%
# BRE Properties, Inc. Class A	509,800	22,711,590	0.8%
# Camden Property Trust	564,700	29,708,867	1.1%
# CBL & Associates Properties, Inc.	663,100	19,150,328	0.7%
# National Retail Properties, Inc.	677,575	16,593,812	0.6%
# Corporate Office Properties Trust	476,400	17,207,568	0.6%
# Developers Diversified Realty Corp.	1,254,365	55,706,350	2.1%
DiamondRock Hospitality Co.	956,314	16,563,358	0.6%
# Digital Realty Trust, Inc.	613,190	23,399,330	0.9%
# Douglas Emmett, Inc.	1,104,720	26,524,327	1.0%
# Duke Realty Corp.	1,453,800	38,220,402	1.4%
Entertainment Properties Trust	267,300	14,244,417	0.5%
# Equity One, Inc.	744,076	17,612,279	0.7%
# Equity Residential	2,790,350	103,828,924	3.9%
Essex Property Trust, Inc.	252,200	26,163,228	1.0%
# Federal Realty Investment Trust	569,600	47,385,024	1.8%
# First Industrial Realty Trust, Inc.	458,800	16,755,376	0.6%
# General Growth Properties, Inc.	2,480,400	115,189,776	4.3%
# Home Properties, Inc.	338,990	15,318,958	0.6%
Hospitality Properties Trust	948,050	34,641,747	1.3%
# Host Marriott Corp.	5,271,274	101,155,748	3.8%
# HRPT Properties Trust	2,140,700	17,724,996	0.7%
Kilroy Realty Corp.	327,900	18,326,331	0.7%
# Kimco Realty Corp.	2,547,456	100,599,037	3.8%
Lasalle Hotel Properties	404,900	15,062,280	0.6%
Liberty Property Trust	921,500	28,852,165	1.1%
# Mack-Cali Realty Corp.	686,100	24,486,909	0.9%
# Post Properties, Inc.	441,200	16,019,972	0.6%
# ProLogis	2,595,389	169,790,348	6.4%
# Public Storage	1,720,534	133,066,100	5.0%
# Realty Income Corp.	1,017,200	28,990,200	1.1%
# Regency Centers Corp.	702,000	46,640,880	1.7%
# Senior Housing Properties Trust	838,600	18,524,674	0.7%
# Simon Property Group, Inc.	2,250,569	221,568,518	8.3%
# SL Green Realty Corp.	601,087	62,452,939	2.3%
# Strategic Hotel Capital, Inc.	749,500	13,723,345	0.5%
Sunstone Hotel Investors, Inc.	604,200	14,017,440	0.5%
Taubman Centers, Inc.	533,000	28,531,490	1.1%
# The Macerich Co.	725,900	56,366,135	2.1%
# UDR, Inc.	1,357,500	29,905,725	1.1%
# Vornado Realty Trust	1,531,513	137,836,170	5.2%
# Washington REIT	467,800	14,988,312	0.6%
# Weingarten Realty Investors	871,000	31,051,150	1.2%
Other Securities		297,112,261	11.0%
TOTAL COMMON STOCKS		2,666,352,577	99.8%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $12,530,000 FHLMC 6.275%(r), 09/01/36, valued at $10,911,658) to be repurchased at $10,751,977	$10,748	$10,748,000	0.4%
SECURITIES LENDING COLLATERAL — (19.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $649,035,395 FHLMC, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/36 to 11/01/37, valued at $642,018,699) to be repurchased at $623,559,690	623,319	623,319,125	23.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $14,102,948 FHLMC 5.000%, 08/01/35 & 5.500%, 06/01/35, valued at $10,906,132) to be repurchased at $10,548,268	10,544	10,544,226	0.4%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $19,465,000 FNMA 6.488%, 05/01/36, valued at $13,991,043) to be repurchased at $13,587,099	13,582	13,581,859	0.5%
TOTAL SECURITIES LENDING COLLATERAL		647,445,210	24.2%
TOTAL INVESTMENTS — (100.0%) (Cost $2,904,647,899)		$3,324,545,787	124.4%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
BHP Billiton, Ltd.	360,962	$13,759,857	0.6%
Commonwealth Bank of Australia	170,770	9,039,594	0.4%
Other Securities		104,183,575	4.7%
TOTAL — AUSTRALIA		126,983,026	5.7%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,265,593	0.4%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		17,518,774	0.8%
CANADA — (6.4%)
COMMON STOCKS — (6.4%)
# Royal Bank of Canada	224,972	11,951,110	0.6%
Other Securities		140,427,432	6.3%
TOTAL COMMON STOCKS		152,378,542	6.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		482	0.0%
TOTAL — CANADA		152,379,024	6.9%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		20,042,935	0.9%
FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
Nokia Oyj	422,721	16,664,313	0.8%
Other Securities		21,295,070	0.9%
TOTAL — FINLAND		37,959,383	1.7%
FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
BNP Paribas SA	115,370	13,004,270	0.6%
France Telecom SA	231,887	8,787,804	0.4%
L'Oreal SA	64,016	8,898,448	0.4%
Sanofi - Aventis	111,839	10,665,800	0.5%
Total SA	235,328	19,030,731	0.9%
Other Securities		137,797,423	6.1%
TOTAL — FRANCE		198,184,476	8.9%
GERMANY — (7.8%)
COMMON STOCKS — (7.8%)
Allianz SE	46,204	9,547,352	0.4%
BASF AG	65,207	9,064,669	0.4%
Daimler AG	117,627	11,973,372	0.5%
Deutsche Bank AG ADR	73,002	9,618,013	0.4%
E.ON AG	73,313	14,925,995	0.7%
RWE AG Series A	61,853	8,435,406	0.4%
Siemens AG	83,409	12,678,637	0.6%
Other Securities		110,322,536	5.0%
TOTAL — GERMANY		186,565,980	8.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$12,955,049	0.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		40,488,033	1.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		474	0.0%
TOTAL — HONG KONG		40,488,507	1.8%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		11,824,415	0.5%
ITALY — (3.0%)
COMMON STOCKS — (3.0%)
Eni SpA	285,395	10,215,298	0.5%
UniCredito Italiano SpA	1,406,625	11,953,655	0.6%
Other Securities		49,882,014	2.2%
TOTAL COMMON STOCKS		72,050,967	3.3%
PREFERRED STOCKS — (0.0%)
Other Securities		67,070	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,229	0.0%
TOTAL — ITALY		72,119,266	3.3%
JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
Mitsubishi UFJ Financial Group, Inc.	990,882	9,785,344	0.5%
Nintendo Co., Ltd.	15,300	9,394,844	0.4%
Nippon Telegraph & Telephone Corp.	2,177	9,878,218	0.5%
NTT DoCoMo, Inc.	6,017	9,629,735	0.5%
Sumitomo Mitsui Financial Group, Inc.	970	8,352,284	0.4%
Takeda Pharmaceutical Co., Ltd.	132,800	8,522,356	0.4%
Toyota Motor Credit Corp.	323,900	18,364,060	0.8%
Other Securities		370,612,278	16.5%
TOTAL — JAPAN		444,539,119	20.0%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
ArcelorMittal	129,106	9,521,225	0.4%
ING Groep NV	219,463	8,513,169	0.4%
Royal Dutch Shell P.L.C. Series A	422,155	17,080,435	0.8%
Other Securities		42,727,862	1.9%
TOTAL — NETHERLANDS		77,842,691	3.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,355,810	0.1%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		18,381,576	0.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$68,199	0.0%
TOTAL — NORWAY		18,449,775	0.8%
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		7,000,766	0.3%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		19,837,943	0.9%
SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	403,500	10,022,940	0.5%
Banco Santander Central Hispano SA	566,687	12,140,555	0.6%
Telefonica SA	405,073	13,570,005	0.6%
Other Securities		54,489,927	2.4%
TOTAL — SPAIN		90,223,427	4.1%
SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		49,162,215	2.2%
SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
Nestle SA	59,091	28,411,263	1.3%
Novartis AG	239,486	13,581,669	0.6%
Roche Holding AG Genusschein	103,191	19,706,372	0.9%
UBS AG	219,630	11,124,546	0.5%
Other Securities		74,260,691	3.3%
TOTAL — SWITZERLAND		147,084,541	6.6%
UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Anglo American P.L.C.	211,678	14,263,176	0.7%
Barclays P.L.C.	720,934	8,332,961	0.4%
BG Group P.L.C.	399,298	8,361,143	0.4%
BHP Billiton P.L.C.	264,333	8,732,035	0.4%
BP P.L.C.	2,255,040	27,346,462	1.2%
British American Tobacco P.L.C.	273,139	10,608,443	0.5%
GlaxoSmithKline P.L.C.	629,019	16,619,784	0.8%
HSBC Holdings P.L.C.	1,242,796	21,249,215	1.0%
Rio Tinto P.L.C.	114,511	13,299,669	0.6%
Royal Bank of Scotland Group P.L.C.	1,447,600	13,668,561	0.6%
Royal Dutch Shell P.L.C. ADR	120,400	9,709,056	0.4%
Royal Dutch Shell P.L.C. Series B	303,924	12,217,664	0.6%
Tesco P.L.C.	1,241,865	12,234,495	0.6%
Vodafone Group P.L.C.	6,093,647	22,803,349	1.0%
Xstrata P.L.C.	127,850	8,978,314	0.4%
Other Securities		245,915,340	10.8%
TOTAL — UNITED KINGDOM		454,339,667	20.4%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		83,571	0.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,980,000 FNMA 6.50%, 11/01/36, valued at $4,628,450) to be repurchased at $4,561,687	$4,560	$4,560,000	0.2%
SECURITIES LENDING COLLATERAL — (8.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $80,518,237 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 10/01/31 to 10/01/37; FNMA 6.083%(r), 06/01/47 & GNMA 5.000% 01/20/37, valued at $71,943,508) to be repurchased at $70,560,065	70,533	70,532,851	3.2%
@Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $52,303,679 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 06/01/21 to 11/01/47, valued at $51,002,552) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $88,648,288 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 08/01/35 to 12/01/37 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 10/01/37, valued at $81,604,672) to be repurchased at $80,030,867	80,000	80,000,000	3.6%
TOTAL SECURITIES LENDING COLLATERAL		200,532,851	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,673,055,164)		$2,401,298,804	108.0%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
Australia & New Zealand Banking Group, Ltd.	376,573	$9,407,264	0.4%
Commonwealth Bank of Australia	135,726	7,184,564	0.3%
National Australia Bank, Ltd.	217,512	7,379,960	0.3%
Other Securities		113,115,606	4.9%
TOTAL COMMON STOCKS		137,087,394	5.9%
PREFERRED STOCKS — (0.0%)
Other Securities		56,880	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,533	0.0%
TOTAL — AUSTRALIA		137,156,807	5.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		15,656,948	0.7%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		24,579,728	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		435	0.0%
TOTAL — BELGIUM		24,580,163	1.1%
CANADA — (6.8%)
COMMON STOCKS — (6.8%)
# Manulife Financial Corp.	179,273	7,504,743	0.3%
# Toronto Dominion Bank	83,400	6,209,441	0.3%
Other Securities		164,733,524	7.0%
TOTAL COMMON STOCKS		178,447,708	7.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		148	0.0%
TOTAL — CANADA		178,447,856	7.6%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		24,963,165	1.1%
FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		37,974,451	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		23,028	0.0%
TOTAL — FINLAND		37,997,479	1.6%
FRANCE — (6.9%)
COMMON STOCKS — (6.9%)
AXA SA Sponsored ADR	226,812	9,265,270	0.4%
BNP Paribas SA	117,601	13,255,744	0.6%
France Telecom SA Sponsored ADR	173,300	6,576,735	0.3%
Sanofi - Aventis ADR	197,895	9,392,097	0.4%
Societe Generale Paris	38,903	5,992,414	0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Vivendi SA	157,981	$7,244,525	0.3%
Other Securities		127,886,848	5.4%
TOTAL COMMON STOCKS		179,613,633	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		943	0.0%
TOTAL — FRANCE		179,614,576	7.7%
GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
Allianz SE	38,332	7,920,723	0.4%
DaimlerChrysler AG	77,491	7,887,888	0.3%
Deutsche Telekom AG	297,397	6,584,378	0.3%
E. ON AG Sponsered ADR	222,070	15,104,202	0.7%
# Munchener Rueckversicherungs-Gesellschaft AG	41,638	7,595,748	0.3%
Siemens AG Sponsored ADR	43,000	6,526,110	0.3%
Other Securities		118,669,337	5.0%
TOTAL — GERMANY		170,288,386	7.3%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		22,469,826	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		824	0.0%
TOTAL — GREECE		22,470,650	1.0%
HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		57,680,453	2.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,435	0.0%
TOTAL — HONG KONG		57,711,888	2.5%
IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		21,655,696	0.9%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
Eni SpA Sponsored ADR	111,450	7,975,362	0.4%
Intesa Sanpaolo SpA	829,900	6,606,404	0.3%
UniCredito Italiano SpA	992,597	8,435,199	0.4%
Other Securities		48,932,756	2.0%
TOTAL COMMON STOCKS		71,949,721	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		66,237	0.0%
TOTAL — ITALY		72,015,958	3.1%
JAPAN — (18.2%)
COMMON STOCKS — (18.2%)
Honda Motor Co., Ltd. Sponsored ADR	173,869	5,982,832	0.3%
Mitsubishi UFJ Financial Group, Inc.	952,520	9,406,501	0.4%
Other Securities		460,047,768	19.6%
TOTAL — JAPAN		475,437,101	20.3%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
Aegon NV	369,829	$6,602,545	0.3%
ArcelorMittal	129,754	9,569,013	0.4%
ING Groep NV Sponsered ADR	220,215	8,539,938	0.4%
Koninklijke Philips Electronics NV	146,221	6,086,686	0.3%
Unilever NV	184,946	6,551,113	0.3%
Other Securities		45,152,164	1.8%
TOTAL — NETHERLANDS		82,501,459	3.5%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		5,576,065	0.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,980	0.0%
TOTAL — NEW ZEALAND		5,578,045	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		19,498,308	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		104,989	0.0%
TOTAL — NORWAY		19,603,297	0.8%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		9,630,726	0.4%
SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		31,290,941	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,950	0.0%
TOTAL — SINGAPORE		31,297,891	1.3%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	429,276	10,663,216	0.5%
Banco Santander SA Sponsored ADR	635,896	13,620,892	0.6%
Other Securities		58,034,595	2.4%
TOTAL — SPAIN		82,318,703	3.5%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
Other Securities		61,716,440	2.6%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	110,457	7,591,957	0.3%
Credit Suisse Group Sponsered ADR	182,615	11,015,337	0.5%
Holcim, Ltd.	57,886	6,229,900	0.3%
Nestle SA	41,340	19,876,489	0.9%
Novartis AG ADR	202,302	11,434,109	0.5%
Roche Holding AG Genusschein	35,080	6,699,223	0.3%
Swiss Re	96,299	7,145,551	0.3%
UBS AG	117,342	5,943,525	0.3%
Zurich Financial SVCS AG	38,352	11,177,367	0.5%
Other Securities		67,142,852	2.7%
TOTAL COMMON STOCKS		154,256,310	6.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$7,535	0.0%
TOTAL — SWITZERLAND		154,263,845	6.6%
UNITED KINGDOM — (17.2%)
COMMON STOCKS — (17.2%)
Anglo American P.L.C.	142,644	9,611,563	0.4%
Aviva P.L.C.	543,098	7,609,182	0.3%
BAE Systems P.L.C.	624,965	5,908,176	0.3%
Barclays P.L.C. Sponsered ADR	243,400	11,284,024	0.5%
BP P.L.C. Sponsored ADR	318,500	23,167,690	1.0%
HBOS P.L.C.	429,224	7,037,275	0.3%
HSBC Holdings P.L.C. Sponsered ADR	343,172	29,341,206	1.3%
Lloyds TSB Group P.L.C. Sponsored ADR	156,694	6,389,981	0.3%
Royal Bank of Scotland Group P.L.C.	1,106,020	10,443,287	0.5%
Royal Dutch Shell P.L.C. ADR	127,037	10,244,264	0.5%
Tesco P.L.C.	849,341	8,367,462	0.4%
Vodafone Group P.L.C. Sponsered ADR	708,731	26,400,230	1.1%
Other Securities		292,209,705	12.2%
TOTAL COMMON STOCKS		448,014,045	19.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,851	0.0%
TOTAL — UNITED KINGDOM		448,015,896	19.1%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		103,026	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $12,095,000 FHLMC 6.275%(r), 09/01/36, valued at $10,532,841) to be repurchased at $10,380,839	$10,377	10,377,000	0.4%
SECURITIES LENDING COLLATERAL — (10.8%)
@ Repurchase Agreement, Bank of America 4.63%, 12/03/07 (Collateralized by $97,784,896 FHLMC 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000	4.3%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $60,649,825 FNMA, rates ranging from 5.500% to 7.500%, maturities ranging from 12/01/36 to 05/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000	2.1%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $303,336,126 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 12/01/20 to 08/01/37 & FNMA, rates ranging from 5.302%(r) to 6.895%(r), maturities ranging from 10/01/32 to 10/01/37, valued at $135,001,598) to be repurchased at $132,405,574	132,355	132,354,507	5.7%
TOTAL SECURITIES LENDING COLLATERAL		282,354,507	12.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,401,762,386)		$2,605,757,508	111.3%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,996,779,712
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		1,252,331,969
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,075,063,127
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,025,086,822
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		206,487,470
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,102,919,957)		5,555,749,100
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,625,000 FNMA 6.50%, 10/01/37, valued at $50,675,219) to be repurchased at $49,944,473 (Cost $49,926,000)	$49,926	49,926,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,152,845,957)		$5,605,675,100

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$199,149,225
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $288,052,540)	$199,149,225

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$146,353,616
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $121,537,631)	$146,353,616

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$37,145,348
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $24,642,041)	$37,145,348

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$170,969,575
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $129,380,418)	$170,969,575

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (26.6%)
COMMON STOCKS — (26.6%)
Centro Properties Group	991,457	$4,822,437	1.4%
# CFS Retail Property Trust	2,135,770	4,497,049	1.3%
Commonwealth Property Office Fund	2,070,829	2,919,026	0.9%
DB RREEF Trust	4,325,700	7,708,891	2.3%
Goodman Group	1,922,561	10,533,629	3.1%
GPT Group	2,350,624	9,044,384	2.7%
# ING Industrial Fund	1,408,364	3,353,119	1.0%
# ING Office Fund	1,506,326	2,250,843	0.7%
Macquarie Country Wide Trust	1,492,067	2,592,032	0.8%
Macquarie Office Trust	2,840,815	3,852,795	1.1%
Stockland Trust Group	1,953,463	15,612,012	4.6%
# Valad Property Group	2,020,319	2,865,304	0.8%
Westfield Group Stapled	714,180	12,944,371	3.8%
Other Securities		12,739,921	3.9%
TOTAL — AUSTRALIA		95,735,813	28.4%
BELGIUM — (1.7%)
COMMON STOCKS — (1.7%)
Cofinimmo SA	15,852	3,037,576	0.9%
Other Securities		3,149,788	0.9%
TOTAL — BELGIUM		6,187,364	1.8%
CANADA — (4.9%)
COMMON STOCKS — (4.9%)
# Boardwalk REIT	55,716	2,488,401	0.7%
Calloway REIT	89,664	2,152,044	0.7%
# H&R REIT	109,000	2,294,565	0.7%
Other Securities		10,646,782	3.1%
TOTAL — CANADA		17,581,792	5.2%
FRANCE — (9.8%)
COMMON STOCKS — (9.8%)
Fonciere des Regions	28,703	3,972,298	1.2%
Klepierre SA	109,516	5,639,882	1.7%
Mercialys	90,990	3,566,363	1.1%
Societe Immobiliere de Location pour l'Industrie et le Commerce	39,225	5,764,145	1.7%
# Unibail-Rodamco	55,770	12,586,148	3.7%
Other Securities		3,710,930	1.1%
TOTAL — FRANCE		35,239,766	10.5%
GREECE — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		188,175	0.0%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
The Link REIT	3,552,000	7,769,521	2.3%
Other Securities		1,572,094	0.5%
TOTAL — HONG KONG		9,341,615	2.8%
JAPAN — (17.1%)
COMMON STOCKS — (17.1%)
DA Office Investment Corp.	311	2,124,442	0.6%
Global One Real Estate Investment Co.	148	1,824,633	0.5%
* Japan Excellent, Inc.	237	2,069,761	0.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Japan Prime Realty Investment Corp.	958	$3,978,224	1.2%
Japan Real Estate Investment Corp.	634	8,072,216	2.4%
Japan Retail Fund Investment	593	3,915,100	1.2%
MORI TRUST Sogo Reit, Inc.	190	2,049,363	0.6%
Nippon Building Fund, Inc.	745	10,777,004	3.2%
Nomura Real Estate Office Fund, Inc.	343	3,563,179	1.1%
ORIX JREIT, Inc.	324	2,342,841	0.7%
TOKYU REIT, Inc.	258	2,328,350	0.7%
Other Securities		18,469,659	5.5%
TOTAL — JAPAN		61,514,772	18.3%
NETHERLANDS — (3.9%)
COMMON STOCKS — (3.9%)
Corio NV	58,328	4,950,684	1.5%
Eurocommercial Properties NV	39,986	2,192,395	0.7%
VastNed Retail NV	23,685	2,314,947	0.7%
* Wereldhave NV	25,723	2,834,167	0.8%
Other Securities		1,702,790	0.5%
TOTAL COMMON STOCKS		13,994,983	4.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		89,053	0.0%
TOTAL — NETHERLANDS		14,084,036	4.2%
NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		3,300,057	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,310	0.0%
TOTAL — NEW ZEALAND		3,304,367	1.0%
SINGAPORE — (4.1%)
COMMON STOCKS — (4.1%)
Ascendas REIT	1,483,000	2,399,005	0.7%
# Capitacommercial Trust	1,614,000	2,522,742	0.7%
CapitaMall Trust	1,668,000	3,739,033	1.1%
Other Securities		6,132,212	1.9%
TOTAL — SINGAPORE		14,792,992	4.4%
SOUTH AFRICA — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		3,409,028	1.0%
UNITED KINGDOM — (20.3%)
COMMON STOCKS — (20.3%)
British Land Co. P.L.C.	726,590	13,719,992	4.1%
Brixton P.L.C.	446,074	2,907,725	0.9%
Derwent London P.L.C.	143,457	4,434,885	1.3%
Great Portland Estates P.L.C.	327,551	3,369,698	1.0%
Hammerson P.L.C.	421,251	8,976,424	2.7%
Land Securities Group P.L.C.	503,071	15,571,793	4.6%
Liberty International P.L.C.	564,184	13,172,492	3.9%
Segro P.L.C	333,256	3,018,760	0.9%
Shaftesbury P.L.C.	222,702	2,622,000	0.8%
Other Securities		5,327,640	1.5%
TOTAL — UNITED KINGDOM		73,121,409	21.7%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $3,320,000 FNMA 6.50%, 11/01/36, valued at $2,569,641) to be repurchased at $2,529,936	$2,529	$2,529,000	0.7%
SECURITIES LENDING COLLATERAL — (6.4%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,552,854 FHLMC 5.000%, 04/01/21, valued at $1,249,877) to be repurchased at $1,225,842	1,225	1,225,369	0.4%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $56,855,000 FNMA 5.000%, 04/01/18 & 5.500%, 03/01/33, valued at $22,059,606) to be repurchased at $21,635,017	21,627	21,626,673	6.4%
TOTAL SECURITIES LENDING COLLATERAL		22,852,042	6.8%
TOTAL INVESTMENTS — (100.0%) (Cost $385,578,375)		$359,882,171	106.8%

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (9.1%)
COMMON STOCKS — (9.1%)
Adelaide Brighton, Ltd.	12,540,693	$39,935,660	0.5%
# Centennial Coal Co., Ltd.	7,996,000	33,328,618	0.4%
# Crane Group, Ltd.	1,916,558	28,339,828	0.4%
# Futuris Corp., Ltd.	18,939,750	35,564,458	0.4%
# Gunns, Ltd.	10,220,890	34,440,686	0.4%
# Incitec Pivot, Ltd.	673,393	54,236,167	0.7%
Minara Resources, Ltd.	4,240,355	23,629,205	0.3%
# Onesteel, Ltd.	4,942,530	29,093,018	0.4%
Pacific Brands, Ltd.	14,228,680	39,366,144	0.5%
# Paperlinx, Ltd.	11,260,623	24,248,612	0.3%
Other Securities		522,997,697	6.3%
TOTAL COMMON STOCKS		865,180,093	10.6%
PREFERRED STOCKS — (0.0%)
Other Securities		3,208,025	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		698,566	0.0%
TOTAL — AUSTRALIA		869,086,684	10.6%
AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		61,154,254	0.8%
BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Tessenderlo Chemie NV	454,888	25,087,714	0.3%
Other Securities		99,561,265	1.2%
TOTAL COMMON STOCKS		124,648,979	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		136	0.0%
TOTAL — BELGIUM		124,649,115	1.5%
CANADA — (6.3%)
COMMON STOCKS — (6.3%)
IAMGOLD Corp.	3,216,873	27,698,661	0.3%
# Laurentian Bank of Canada	699,800	28,070,382	0.4%
* Saskatchewan Wheat Pool, Inc.	2,488,600	27,749,277	0.3%
* Sino-Forest Corp.	3,193,100	69,166,004	0.9%
Other Securities		447,922,605	5.4%
TOTAL COMMON STOCKS		600,606,929	7.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,256	0.0%
TOTAL — CANADA		600,619,185	7.3%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		91,065,377	1.1%
FINLAND — (2.3%)
COMMON STOCKS — (2.3%)
# Kemira Oyj	1,299,236	25,887,151	0.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
OKO Bank P.L.C. Class A	1,369,204	$27,044,688	0.3%
Rautaruukki Oyj Series K	1,108,900	52,073,156	0.7%
Other Securities		114,843,551	1.4%
TOTAL COMMON STOCKS		219,848,546	2.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		901,383	0.0%
TOTAL — FINLAND		220,749,929	2.7%
FRANCE — (5.0%)
COMMON STOCKS — (5.0%)
# Havas SA	7,032,809	36,690,247	0.5%
Nexans SA	593,945	79,273,176	1.0%
# Rallye SA	413,283	29,879,726	0.4%
SCOR SE	878,372	22,782,394	0.3%
* UbiSoft Entertainment SA	359,030	31,217,543	0.4%
Other Securities		279,338,443	3.3%
TOTAL COMMON STOCKS		479,181,529	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		40,434	0.0%
TOTAL — FRANCE		479,221,963	5.9%
GERMANY — (5.1%)
COMMON STOCKS — (5.1%)
Aareal Bank AG	800,373	34,549,928	0.4%
Bilfinger Berger AG	765,357	62,276,043	0.8%
Leoni AG	499,246	26,803,397	0.3%
# Norddeutsche Affinerie AG	838,285	28,398,398	0.4%
Salzgitter AG	262,419	42,386,046	0.5%
Other Securities		289,387,991	3.5%
TOTAL COMMON STOCKS		483,801,803	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,705	0.0%
TOTAL — GERMANY		483,803,508	5.9%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		73,367,942	0.9%
HONG KONG — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		365,870,537	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,455,985	0.0%
TOTAL — HONG KONG		369,326,522	4.5%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		68,585,984	0.8%
ITALY — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		186,538,164	2.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		186,776	0.0%
TOTAL — ITALY		186,724,940	2.3%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (21.6%)
COMMON STOCKS — (21.6%)
# Nishimatsu Construction Co., Ltd.	8,152,073	$23,043,669	0.3%
Other Securities		2,033,472,913	24.8%
TOTAL — JAPAN		2,056,516,582	25.1%
MALAYSIA — (0.0%)
PREFERRED STOCKS — (0.0%)
Other Securities		5,157	0.0%
NETHERLANDS — (2.8%)
COMMON STOCKS — (2.8%)
# Hagemeyer NV	6,709,012	45,735,153	0.6%
Nutreco Holding NV	1,019,539	62,165,903	0.8%
Oce NV	2,295,691	41,616,006	0.5%
Other Securities		120,566,732	1.4%
TOTAL — NETHERLANDS		270,083,794	3.3%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		28,004,388	0.3%
NORWAY — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		127,026,951	1.6%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		12,772,011	0.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		161,108	0.0%
TOTAL — PORTUGAL		12,933,119	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		133,863,289	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		91,301	0.0%
TOTAL — SINGAPORE		133,954,590	1.6%
SPAIN — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		110,200,752	1.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		160,792	0.0%
TOTAL — SPAIN		110,361,544	1.4%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		162,635,867	2.0%
SWITZERLAND — (3.9%)
COMMON STOCKS — (3.9%)
Baloise-Holding AG	316,202	30,562,427	0.4%
Forbo Holding AG	40,615	24,428,972	0.3%
PSP Swiss Property AG	588,827	30,203,570	0.4%
Other Securities		282,120,210	3.4%
TOTAL — SWITZERLAND		367,315,179	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (13.0%)
COMMON STOCKS — (13.0%)
Alfred McAlpine P.L.C.	2,301,583	$24,784,148	0.3%
Amlin P.L.C.	8,317,931	52,811,635	0.7%
Bellway P.L.C.	1,861,474	37,124,431	0.5%
Bodycote International P.L.C.	7,785,860	39,666,947	0.5%
Bovis Homes Group P.L.C.	2,085,724	27,098,401	0.3%
Brit Insurance Holdings P.L.C.	7,065,958	37,268,113	0.5%
DS Smith P.L.C.	10,466,365	45,170,853	0.6%
* easyJet P.L.C.	2,016,070	23,336,336	0.3%
# F&C Asset Management P.L.C.	5,918,863	24,565,127	0.3%
Greene King P.L.C.	2,672,103	44,955,228	0.6%
# Henderson Group P.L.C.	12,755,456	37,688,553	0.5%
Hiscox, Ltd.	7,802,632	42,827,157	0.5%
Marston's P.L.C.	5,283,435	36,463,432	0.5%
Millennium and Copthorne Hotels P.L.C.	3,008,433	28,753,605	0.4%
Trinity Mirror P.L.C.	4,342,891	30,210,625	0.4%
Other Securities		702,392,360	8.2%
TOTAL — UNITED KINGDOM		1,235,116,951	15.1%
	Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (14.5%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $97,784,896 FHLMC 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	$100,000	100,000,000	1.2%
@Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $246,102,972 FHLMC 5.875%(r), 12/01/37 & 6.000%, 12/01/37 & FNMA, rates ranging from 5.500% to 7.220%(r), maturities ranging from 01/01/36 to 10/01/46, valued at $204,000,001) to be repurchased at $200,077,167	200,000	200,000,000	2.5%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $145,672,545 FHLMC 4.500%, 01/01/19 & 5.000%, 06/01/37, valued at $115,632,738) to be repurchased at $113,409,169	113,365	113,365,429	1.4%
@Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $554,264,163 FNMA, rates ranging from 5.000% to 6.923%(y), maturities ranging from 08/01/22 to 11/01/47, valued at $458,351,905) to be repurchased at $449,533,161	449,360	449,359,783	5.5%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $127,533,762 FHLMC 6.500%, 08/01/17 & FNMA, rates ranging from 5.500% to 7.500%, maturities ranging from 03/01/19 to 11/01/37, valued at $103,623,576) to be repurchased at $101,626,909	101,588	101,587,713	1.2%
@Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $624,846,636 FHLMC, rates ranging from 4.000% to 6.000%, maturities ranging from 06/01/08 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 04/01/23 to 11/01/37, valued at $417,749,038) to be repurchased at $409,714,413	409,556	409,556,392	5.0%
TOTAL SECURITIES LENDING COLLATERAL		1,373,869,317	16.8%
TOTAL INVESTMENTS — (100.0%) (Cost $7,848,736,384)		$9,506,178,842	116.2%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$3,389,669,123
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,464,546,630)	$3,389,669,123

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,458,727,982
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $946,450,751)	$1,458,727,982

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (11.6%)
COMMON STOCKS — (2.1%)
Companhia Siderurgica Nacional SA Sponsored ADR	149,228	$11,477,125	0.6%
Companhia Vale do Rio Doce ADR	329,200	11,383,736	0.6%
Other Securities		18,849,387	1.1%
TOTAL COMMON STOCKS		41,710,248	2.3%
PREFERRED STOCKS — (9.5%)
Banco Bradesco SA Sponsored ADR	542,500	17,441,375	1.0%
Banco Itau Holding Financeira SA ADR	448,000	12,337,920	0.7%
Companhia Vale do Rio Doce Series A	237,528	6,909,737	0.4%
Companhia Vale do Rio Doce Sponsored ADR	488,800	14,140,984	0.8%
Gerdau SA Sponsored ADR	340,850	9,581,294	0.5%
Investimentos Itau SA	1,683,680	12,209,427	0.7%
Metalurgica Gerdau SA	197,450	7,685,648	0.4%
Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	13,766,305	0.8%
Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	7,016,868	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	220,200	11,165,382	0.6%
Other Securities		78,862,946	4.1%
TOTAL PREFERRED STOCKS		191,117,886	10.4%
TOTAL — BRAZIL		232,828,134	12.7%
CHILE — (2.4%)
COMMON STOCKS — (2.4%)
Empresas Copec SA	367,348	6,507,639	0.4%
Other Securities		40,732,456	2.2%
TOTAL COMMON STOCKS		47,240,095	2.6%
PREFERRED STOCKS — (0.0%)
Other Securities		199,006	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		962	0.0%
TOTAL — CHILE		47,440,063	2.6%
CHINA — (4.8%)
COMMON STOCKS — (4.8%)
China Mobile, Ltd. Sponsored ADR	115,000	10,540,900	0.6%
PetroChina Co., Ltd. ADR	32,600	6,250,724	0.4%
Other Securities		78,821,812	4.2%
TOTAL COMMON STOCKS		95,613,436	5.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,896	0.0%
TOTAL — CHINA		95,618,332	5.2%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
CEZ A.S.	119,417	8,856,149	0.5%
Other Securities		12,371,237	0.7%
TOTAL — CZECH REPUBLIC		21,227,386	1.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
# MOL Hungarian Oil & Gas NYRT	68,349	$9,791,785	0.5%
OTP Bank NYRT	257,898	12,712,597	0.7%
Other Securities		9,458,810	0.5%
TOTAL — HUNGARY		31,963,192	1.7%
INDIA — (11.6%)
COMMON STOCKS — (11.6%)
HDFC Bank, Ltd.	137,419	5,998,963	0.3%
ICICI Bank Sponsored ADR	254,253	15,384,849	0.9%
Infosys Technologies, Ltd.	159,671	6,491,700	0.4%
Reliance Communications, Ltd.	858,243	14,629,943	0.8%
Reliance Industries, Ltd.	492,942	35,624,864	2.0%
Other Securities		155,576,174	8.4%
TOTAL COMMON STOCKS		233,706,493	12.8%
PREFERRED STOCKS — (0.0%)
Other Securities		13,065	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		455,404	0.0%
TOTAL — INDIA		234,174,962	12.8%
INDONESIA — (2.8%)
COMMON STOCKS — (2.8%)
PT Astra International Tbk	2,023,000	5,428,607	0.3%
PT Bumi Resources Tbk	11,259,500	6,822,401	0.4%
Other Securities		43,601,930	2.3%
TOTAL COMMON STOCKS		55,852,938	3.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		61,119	0.0%
TOTAL — INDONESIA		55,914,057	3.0%
ISRAEL — (2.7%)
COMMON STOCKS — (2.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	15,648,617	0.9%
Other Securities		39,139,298	2.1%
TOTAL — ISRAEL		54,787,915	3.0%
MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
Other Securities		94,385,750	5.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		93,540	0.0%
TOTAL — MALAYSIA		94,479,290	5.2%
MEXICO — (7.4%)
COMMON STOCKS — (7.4%)
America Movil S.A.B. de C.V. Series L ADR	347,075	21,400,645	1.2%
Cemex S.A.B. de C.V. Sponsored ADR	625,669	17,900,390	1.0%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	8,334,576	0.5%
# Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	8,992,442	0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Grupo Mexico S.A.B. de C.V. Series B	994,848	$6,968,268	0.4%
Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	8,386,682	0.5%
Other Securities		77,441,505	4.1%
TOTAL — MEXICO		149,424,508	8.2%
PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		21,015,614	1.1%
POLAND — (2.9%)
COMMON STOCKS — (2.9%)
Bank Pekao SA	59,311	5,907,065	0.3%
* Polski Koncern Naftowy Orlen SA	443,752	9,404,784	0.5%
Other Securities		42,517,140	2.4%
TOTAL COMMON STOCKS		57,828,989	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		46,874	0.0%
TOTAL — POLAND		57,875,863	3.2%
SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
ABSA Group, Ltd.	342,464	6,419,005	0.4%
FirstRand, Ltd.	2,205,009	6,944,818	0.4%
Gold Fields, Ltd. Sponsored ADR	534,777	8,797,082	0.5%
Impala Platinum Holdings, Ltd.	177,269	6,156,681	0.3%
MTN Group, Ltd.	610,630	12,343,027	0.7%
Naspers, Ltd. Series N	280,208	7,411,509	0.4%
Sanlam, Ltd.	2,686,100	9,219,269	0.5%
Sasol, Ltd. Sponsored ADR	348,100	17,592,974	1.0%
Standard Bank Group, Ltd.	909,821	14,039,183	0.8%
Other Securities		131,947,357	7.1%
TOTAL COMMON STOCKS		220,870,905	12.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,961	0.0%
TOTAL — SOUTH AFRICA		220,877,866	12.1%
SOUTH KOREA — (10.8%)
COMMON STOCKS — (10.8%)
POSCO ADR	68,440	10,804,623	0.6%
Samsung Electronics Co., Ltd.	28,956	17,775,419	1.0%
* Sk Energy Co., Ltd.	35,494	7,301,865	0.4%
Other Securities		181,260,931	9.9%
TOTAL — SOUTH KOREA		217,142,838	11.9%
TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
Chi Mei Optoelectronic Corp.	4,330,028	5,851,933	0.3%
Hon Hai Precision Industry Co., Ltd.	1,025,764	6,604,478	0.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,171,409	7,908,933	0.5%
Other Securities		174,005,091	9.4%
TOTAL — TAIWAN		194,370,435	10.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
THAILAND — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		$39,170,913	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,953	0.0%
TOTAL — THAILAND		39,185,866	2.1%
TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
Turkiye Garanti Bankasi A.S.	738,625	6,433,290	0.4%
Other Securities		48,404,726	2.6%
TOTAL — TURKEY		54,838,016	3.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,270,000 FNMA 5.58%, 03/25/37, valued at $933,121) to be repurchased at $916,339	$916	916,000	0.1%
SECURITIES LENDING COLLATERAL — (9.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $85,586,595 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 04/01/36 to 10/01/37 & FNMA, rates ranging from 4.153%(r) to 5.792%(r), maturities ranging from 08/01/13 to 08/01/37, valued at $84,684,364) to be repurchased at $83,055,919	83,024	83,023,886	4.5%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $129,680,399 FHLMC 6.5000%, 09/01/27 & FNMA, rates ranging from 4.000% to 4.500%, maturities ranging from 05/01/19 to 05/01/22, valued at $106,232,072) to be repurchased at $104,185,406	104,145	104,145,223	5.7%
TOTAL SECURITIES LENDING COLLATERAL		187,169,109	10.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,429,906,662)		$2,011,249,446	109.9%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
November 30, 2007

DFA ONE-YEAR FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	322,668,236	$3,229,909,042
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,211,122,931)		$3,229,909,042

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	296,764,658	$3,098,223,030
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,982,454,179)		$3,098,223,030

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.4%)
Federal Farm Credit Bank Discount Notes 4.300%, 12/03/07	$28,500	$28,500,000
4.340%, 12/04/07	20,000	19,997,720
4.210%, 12/19/07	16,000	15,970,704
4.260%, 12/20/07	20,800	20,759,523
4.260%, 12/27/07	31,200	31,114,294
Federal Home Loan Bank Discount Notes 4.390%, 12/05/07	28,000	27,993,588
4.580%, 12/05/07	49,000	48,988,779
4.310%, 12/11/07	60,000	59,945,040
4.200%, 12/12/07	29,000	28,970,130
4.300%, 12/12/07	60,000	59,938,200
4.310%, 12/13/07	29,760	29,725,954
4.350%, 12/14/07	53,644	53,576,462
4.381%, 12/14/07	50,163	50,099,845
4.250%, 12/17/07	70,000	69,887,860
4.300%, 12/17/07	50,000	49,919,900
4.350%, 12/21/07	70,000	69,855,800
4.290%, 12/26/07	70,000	69,815,760
4.300%, 12/26/07	70,000	69,815,760
4.320%, 12/26/07	70,000	69,815,760
4.310%, 12/27/07	70,000	69,807,710
4.300%, 01/15/08	70,000	69,644,680
4.300%, 01/30/08	70,000	69,520,710
4.290%, 02/01/08	70,000	69,474,475
4.295%, 02/08/08	60,000	59,529,900
TOTAL AGENCY OBLIGATIONS		1,212,668,554
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $9,390,000 FNMA 6.50%, 11/01/36, valued at $7,265,972) to be repurchased at $7,162,649	7,160	7,160,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,219,472,231)		$1,219,828,554

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Toyota Finance Australia 4.710%, 12/20/07	4,000	$3,528,454
AUSTRIA — (5.9%)
BONDS — (5.9%)
Austria Government International Bond (f) 3.000%, 08/21/09	30,800	27,342,367
Oesterreichische Kontrollbank AG (j) 1.800%, 03/22/10	9,062,000	83,178,419
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	10,546,000	96,483,538
TOTAL — AUSTRIA		207,004,324
BELGIUM — (2.5%)
BONDS — (2.5%)
Belgium, Kingdom of 5.750%, 03/28/08	60,000	88,092,693
CANADA — (0.8%)
BONDS — (0.8%)
Ontario, Province of (j) 1.875%, 01/25/10	2,910,000	26,750,420
DENMARK — (0.8%)
BONDS — (0.8%)
Kommunekredit (f) 3.000%, 11/19/08	33,000	29,185,135
FRANCE — (4.4%)
BONDS — (4.4%)
Caisse D'Amortissement de la Dette Sociale SA (g) 4.625%, 12/07/07	6,000	12,334,243
5.220%, 05/29/08	7,581	6,618,168
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	16,347,204
Government of France 5.250%, 04/25/08	54,000	79,321,659
IXIS- CIB 2.750%, 06/26/08	12,100	17,509,411
Total Capital SA (f) 2.375%, 10/01/09	15,000	13,164,518
(f) 1.625%, 07/12/11	9,650	8,194,299
TOTAL — FRANCE		153,489,502
GERMANY — (9.7%)
BONDS — (9.7%)
Bayerische Landesbank (f) 3.125%, 02/10/09	8,000	7,094,433
(j) 1.000%, 09/20/10	2,950,000	26,506,645
Bundesrepublik Deutschland 4.125%, 07/04/08	36,200	52,961,466

	Face Amount^	Value†
	(000)
Kreditanstalt fuer Wiederaufbau 2.375%, 09/01/08	5,800	$8,366,425
(s) 3.750%, 01/28/09	15,560	2,409,306
(j) 1.750%, 03/23/10	750,000	6,876,571
(j) 1.850%, 09/20/10	7,580,000	69,889,490
Landesbank Banden-Wurttemberg 3.625%, 10/15/08	12,272	17,790,926
LB Banden-Wuerttemberg (t) 5.130%, 09/24/08	10,370	8,998,247
L-Bank Landeskreditbank Baden- Wuerttemberg Foerderbank (g) 5.000%, 12/07/07	7,000	14,390,152
3.000%, 07/04/08	40,000	57,957,779
(t) 5.000%, 08/11/08	8,000	6,947,179
Norddeutsche Landesbank Girozentrale AG (j) 0.900%, 02/08/10	6,700,000	60,288,121
TOTAL — GERMANY		340,476,740
JAPAN — (2.9%)
BONDS — (2.9%)
Japan Finance Corp. for Municipal Enterprises 1.550%, 02/21/12	10,968,000	101,050,899
NETHERLANDS — (2.8%)
BONDS — (2.8%)
Nederlandse Waterschapsbank NV (f) 3.500%, 10/29/09	3,000	2,689,871
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	5,603,616
(j) 0.800%, 02/03/11	10,185,000	90,876,800
TOTAL — NETHERLANDS		99,170,287
NORWAY — (3.0%)
BONDS — (3.0%)
Eksportfinans (e) 3.500%, 04/16/08	6,096	8,875,448
(f) 2.000%, 03/17/09	17,000	14,866,005
(j) 1.800%, 06/21/10	7,298,000	67,004,527
Kommunalbanken (t) 5.010%, 05/28/08	14,500	12,665,509
TOTAL — NORWAY		103,411,489
SPAIN — (0.8%)
BONDS — (0.8%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	27,287,054
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.0%)
BONDS — (3.0%)
African Development Bank (f) 1.500%, 04/11/08	4,000	3,516,433
(j) 1.950%, 03/23/10	1,000,000	9,184,790

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Eurofima (s) 5.625%, 02/05/08	43,100	$6,749,223
European Investment Bank (j) 1.250%, 09/20/12	9,475,000	85,895,610
Oresundsbro Konsortiet (s) 6.000%, 04/20/09	9,000	1,434,050
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		106,780,106
SWEDEN — (1.6%)
BONDS — (1.6%)
Kommuninvest (t) 5.200%, 04/28/08	9,500	8,309,385
(t) 5.140%, 10/30/08	6,090	5,273,889
(t) 5.050%, 02/24/09	11,650	10,009,837
4.100%, 05/11/09	156,000	24,245,519
(f) 2.250%, 12/14/09	9,260	8,114,100
Svensk Exportkredit AB (d) 5.375%, 10/15/09	6,790	1,351,727
TOTAL — SWEDEN		57,304,457
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	5,703,877
UNITED KINGDOM — (2.1%)
BONDS — (2.1%)
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	61,500	52,781,612
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	10,074	14,688,660
Nework Rail Infrastructure Finance P.L.C. 4.500%, 03/14/08	2,500	5,116,432
TOTAL — UNITED KINGDOM		72,586,704
UNITED STATES — (57.6%)
BONDS — (17.9%)
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	43,549,161
Bank of America Corp. (e) 3.625%, 03/03/08	17,600	25,669,016
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	90,000	89,784,090
General Electric Capital Corp. (s) 3.250%, 01/28/10	37,640	5,685,622
(j) 1.450%, 11/10/11	10,283,000	92,050,040
JP Morgan & Chase Co. Floating Rate Note (r) 5.255%, 11/19/09	90,000	89,641,530
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	4,423,000	39,301,469
(j) 1.300%, 03/16/12	6,490,000	58,796,310
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	95,000	94,274,960

	Face Amount^	Value†
	(000)
Wells Fargo Bank & Co. Floating Rate Note (r) 5.380%, 09/23/09	90,000	$90,029,340
TOTAL BONDS		628,781,538
CERTIFICATES OF DEPOSIT INTEREST BEARING — (3.5%)
American Express Credit 5.858%, 10/08/07	20,000	19,862,580
Barclays Bank 5.020%, 02/25/08	54,000	53,969,981
Paccar Financial Corp. 5.494%, 12/03/10	47,900	47,663,661
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		121,496,222
COMMERCIAL PAPER — (36.2%)
AstraZeneca P.L.C. 4.900%, 12/04/07	48,436	48,410,542
4.570%, 01/25/08	24,000	23,808,778
Caisse Centrale Desjardins Du Quebec 4.540%, 12/05/07	29,000	28,980,950
4.510%, 12/10/07	25,000	24,967,125
5.085%, 01/07/08	20,000	19,894,148
4.900%, 01/22/08	18,000	17,863,630
4.680%, 02/01/08	7,000	6,937,648
CME Group, Inc. 4.550%, 02/11/08	20,000	19,793,572
Eksportfinans 4.530%, 01/23/08	12,000	11,907,516
Electricite de France 4.900%, 12/14/07	24,000	23,955,770
4.820%, 01/08/08	38,400	38,190,252
4.950%, 01/08/08	32,000	31,825,210
4.520%, 02/27/08	4,700	4,640,857
Genentech, Inc. 4.550%, 12/04/07	16,600	16,591,275
GlaxosmithKline 4.550%, 01/18/08	7,000	6,950,665
4.580%, 01/25/08	40,000	39,681,296
4.580%, 02/28/08	50,000	49,363,750
Govco, Inc. 4.800%, 12/03/07	95,350	95,307,970
Hewlett-Packard Co. 4.550%, 01/02/08	98,000	97,559,461
ING America Insurance Holdings 5.550%, 12/04/07	38,000	37,980,027
4.650%, 02/13/08	60,675	60,031,590
KFW International Finance, Inc. 4.530%, 12/03/07	5,000	4,998,029
4.505%, 12/05/07	13,000	12,991,460
4.530%, 12/07/07	10,000	9,991,192
MetLife Funding, Inc. 4.500%, 12/03/07	65,900	65,874,022
4.500%, 12/19/07	58,600	58,451,455

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
Nestle Finance France SA 4.530%, 01/17/08	43,000	$42,702,668
4.500%, 02/11/08	20,563	20,350,761
New Center Asset Trust 4.950%, 12/04/07	94,000	93,944,747
Queensland Treasury Corp. 4.640%, 12/26/07	50,000	49,827,625
Siemens Capital Corp. 4.520%, 12/12/07	18,610	18,580,620
Swedish Export Credit Corp. 4.850%, 01/10/08	27,000	26,843,235
4.500%, 01/31/08	2,000	1,982,468
4.640%, 02/27/08	65,000	64,182,066
Total Capital SA 4.510%, 12/10/07	80,000	79,894,800
USAA Capital Corp. 4.650%, 02/15/08	12,600	12,462,825
TOTAL COMMERCIAL PAPER		1,267,720,005
TOTAL — UNITED STATES		2,017,997,765
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $67,040,000 FNMA 6.00%, 02/01/27, valued at $63,721,806) to be repurchased at $62,799,227	$62,776	62,776,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,415,517,878)		$3,502,595,906

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (66.6%)
Federal Farm Credit Bank 6.450%, 10/07/09	$2,000	$2,096,684
7.160%, 05/19/10	3,000	3,241,338
4.180%, 09/22/10	7,000	7,085,337
6.700%, 11/22/10	2,000	2,168,430
6.135%, 12/13/10	4,000	4,273,808
5.750%, 01/18/11	9,000	9,539,127
6.000%, 03/07/11	9,000	9,618,039
6.740%, 04/11/11	1,000	1,093,426
4.800%, 05/24/11	3,300	3,410,969
6.300%, 06/06/11	2,800	3,037,975
4.250%, 07/11/11	13,600	13,806,992
4.350%, 11/02/11	8,000	8,133,048
4.200%, 11/07/11	6,650	6,723,988
4.300%, 11/23/11	5,500	5,579,316
6.260%, 12/02/11	2,000	2,172,306
4.950%, 12/22/11	9,000	9,344,394
5.230%, 02/14/12	12,000	12,592,188
4.500%, 03/14/12	8,500	8,680,957
4.625%, 03/16/12	7,000	7,183,155
5.000%, 06/01/12	4,295	4,472,663
4.480%, 08/24/12	12,000	12,234,708
6.280%, 11/26/12	3,000	3,297,756
4.400%, 01/03/13	11,000	11,164,604
4.150%, 05/15/13	10,000	10,019,060
5.580%, 07/03/13	23,000	24,652,918
3.880%, 07/08/13	7,000	6,910,890
4.920%, 08/26/13	4,125	4,287,129
4.710%, 10/18/13	7,000	7,199,563
4.900%, 01/16/14	5,700	5,917,170
5.300%, 02/18/14	12,000	12,714,924
5.250%, 06/05/14	14,400	15,222,067
4.375%, 06/30/14	3,915	3,943,677
8.160%, 09/30/14	3,615	4,437,629
4.700%, 12/10/14	4,000	4,094,932
4.375%, 02/17/15	14,300	14,334,520
6.030%, 03/21/16	4,700	5,199,478
5.050%, 03/08/17	10,000	10,380,880
5.625%, 08/18/17	4,000	4,331,304
5.100%, 09/03/19	9,000	9,304,794
5.320%, 09/03/19	21,300	22,441,318
5.150%, 11/15/19	11,200	11,627,067
4.670%, 05/07/20	5,600	5,561,724
5.350%, 08/07/20	6,700	7,078,704
5.250%, 03/02/21	6,100	6,396,771
Federal Home Loan Bank 5.545%, 02/17/09	2,000	2,038,482
5.950%, 03/16/09	2,550	2,615,007
5.863%, 04/22/09	9,000	9,244,521
6.730%, 06/22/09	2,500	2,611,235
6.500%, 08/14/09	3,000	3,135,174
6.500%, 11/13/09	9,000	9,465,588
3.875%, 02/12/10	3,000	3,010,950
7.375%, 02/12/10	2,080	2,238,065
7.625%, 05/14/10	3,020	3,294,222
4.125%, 08/13/10	9,000	9,093,609
6.625%, 11/15/10	1,000	1,079,292
5.875%, 02/15/11	7,000	7,427,490

	Face Amount	Value†
	(000)
4.500%, 05/13/11	$2,045	$2,092,370
6.000%, 05/13/11	10,205	10,958,711
7.200%, 06/14/11	3,000	3,335,961
5.750%, 08/15/11	12,000	12,790,416
5.375%, 08/19/11	13,500	14,216,553
5.000%, 10/13/11	25,000	26,002,475
5.625%, 11/15/11	5,000	5,311,365
5.625%, 02/15/12	6,100	6,494,023
5.750%, 05/15/12	26,300	28,187,341
4.625%, 08/15/12	15,175	15,570,825
4.500%, 11/15/12	20,000	20,404,540
5.126%, 02/28/13	5,615	5,889,085
3.875%, 06/14/13	12,600	12,451,849
5.375%, 06/14/13	52,400	55,636,381
4.500%, 09/16/13	11,000	11,192,489
6.395%, 06/03/14	5,200	5,838,373
5.250%, 06/18/14	14,000	14,799,050
6.700%, 06/25/14	12,500	14,241,800
4.500%, 11/14/14	4,000	4,048,868
4.875%, 03/11/16	8,600	8,830,695
5.375%, 09/09/16	6,000	6,366,510
5.000%, 03/12/21	5,200	5,341,393
5.000%, 12/10/21	39,500	40,294,306
5.750%, 06/10/22	19,500	21,375,705
Tennessee Valley Authority 5.625%, 01/18/11	14,000	14,675,360
6.790%, 05/23/12	37,600	41,713,628
6.000%, 03/15/13	28,100	30,587,834
4.750%, 08/01/13	12,500	12,832,750
6.250%, 12/15/17	10,000	11,297,980
TOTAL AGENCY OBLIGATIONS		865,039,998
U.S. TREASURY OBLIGATIONS — (32.9%)
U.S. Treasury Bonds 11.250%, 02/15/15	9,000	13,186,404
10.625%, 08/15/15	11,000	15,943,983
9.875%, 11/15/15	6,000	8,444,064
9.250%, 02/15/16	9,000	12,351,798
7.250%, 05/15/16	6,000	7,415,628
7.500%, 11/15/16	10,800	13,613,908
9.000%, 11/15/18	12,200	17,371,653
8.125%, 08/15/19	3,800	5,159,686
8.750%, 08/15/20	16,700	23,971,030
8.125%, 05/15/21	24,400	33,794,000
U.S. Treasury Notes 6.000%, 08/15/09	3,000	3,144,141
6.500%, 02/15/10	6,600	7,075,920
5.750%, 08/15/10	3,600	3,845,531
5.000%, 02/15/11	14,700	15,557,877
5.000%, 08/15/11	35,000	37,165,625
4.875%, 02/15/12	62,800	66,548,406
4.375%, 08/15/12	54,700	57,123,046
4.000%, 11/15/12	9,700	9,973,569
3.875%, 02/15/13	27,600	28,152,000
4.250%, 08/15/13	25,300	26,262,589
4.000%, 02/15/14	12,100	12,375,081
4.875%, 08/15/16	8,200	8,773,360
TOTAL U.S. TREASURY OBLIGATIONS		427,249,299

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $7,495,000 FNMA 6.50%, 11/01/36, valued at $5,799,623) to be repurchased at $5,717,115	$5,715	$5,715,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,242,454,392)		$1,298,004,297

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.4%)
U.S. Treasury Inflation Notes 3.375%, 01/15/12	$4,800	$6,157,650
3.000%, 07/15/12	5,900	7,423,350
1.875%, 07/15/13	18,800	22,072,660
2.000%, 01/15/14	18,700	21,876,274
2.000%, 07/15/14	19,200	22,034,235
1.625%, 01/15/15	18,700	20,598,113
1.875%, 07/15/15	17,800	19,588,909
2.000%, 01/15/16	18,350	19,912,371
2.500%, 07/15/16	19,900	22,103,921
2.375%, 01/15/17	17,100	18,833,050
2.625%, 07/15/17	17,300	18,977,021
2.375%, 01/15/25	14,100	16,626,075
2.000%, 01/15/26	11,000	11,685,633
2.375%, 01/15/27	7,100	7,883,792
TOTAL U.S. TREASURY OBLIGATIONS		235,773,054
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,070,000 FNMA 5.58%, 03/25/37, valued at $1,520,990) to be repurchased at $1,495,553	1,495	1,495,000
TOTAL INVESTMENTS — (100.0%) (Cost $224,877,919)		$237,268,054

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.3%)
ALABAMA — (0.9%)
Alabama State Docks Department of Dock (RB) (ETM) (MBIA) 6.000%, 10/01/08	$1,000	$1,022,160
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA) 5.000%, 03/01/09	4,000	4,083,640
Alabama Water Pollution Control Authority (RB) Series B (AMBAC) 5.000%, 08/15/08	2,160	2,185,056
Jefferson County (GO) Series A (AMBAC) 5.000%, 04/01/08	1,300	1,307,007
TOTAL ALABAMA		8,597,863
ARIZONA — (3.8%)
Arizona State Transportation Board (RB) Series A 5.250%, 07/01/08	3,000	3,033,660
City of Mesa, Arizona Municipal Bonds 3.570%, 12/05/07	3,375	3,374,966
City of Scottsdale (GO) 5.000%, 07/01/08	2,250	2,272,207
Phoenix Civic Improvement Corp. (RB) (FGIC) 5.000%, 07/01/08	1,500	1,514,385
Salt River Project Agricultural (TECP) 3.280%, 12/07/07	4,006	4,005,720
3.300%, 12/07/07	16,500	16,499,010
3.400%, 12/07/07	5,000	4,999,750
TOTAL ARIZONA		35,699,698
ARKANSAS — (0.7%)
Arkansas State (GO) 5.500%, 08/01/09	3,885	4,023,345
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,937,922
TOTAL ARKANSAS		6,961,267
CALIFORNIA — (0.8%)
San Francisco County Transportation Authority (TECP) 3.350%, 01/09/08	6,000	5,999,820
Ventura County Public Financing (TECP) 3.400%, 01/11/08	1,200	1,200,060
TOTAL CALIFORNIA		7,199,880
CONNECTICUT — (2.3%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,056,660
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,136,240
Connecticut State (GO) Series G (MBIA) 4.500%, 03/15/09	5,600	5,689,488

	Face Amount	Value†
	(000)
Connecticut State (RB) Series A 5.000%, 06/30/09	$5,000	$5,136,600
State of Connecticut Health and Education (TECP) 3.450%, 12/06/07	5,100	5,099,898
TOTAL CONNECTICUT		22,118,886
FLORIDA — (7.1%)
Florida Municipal Power Agency (TECP) 3.550%, 12/11/07	13,018	13,017,479
3.550%, 01/02/08	10,000	10,000,400
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,044,400
Florida State Board of Education (GO) Series H (FSA) 5.000%, 06/01/08	2,000	2,016,820
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,124,120
Jacksonville, Florida Electric (TECP) 3.500%, 12/05/07	4,700	4,699,906
3.500%, 12/05/07	7,500	7,499,850
Pinellas County Education Facility (TECP) 3.400%, 12/10/07	6,700	6,699,464
Sunshine State Governmental Financing Commission (TECP) 3.290%, 01/07/08	7,855	7,852,879
3.300%, 01/07/08	2,763	2,762,309
3.350%, 01/16/08	4,000	3,999,120
TOTAL FLORIDA		66,716,747
GEORGIA — (5.2%)
Burke County, Georgia Development (TECP) (AMBAC) 3.520%, 12/04/07	11,000	10,999,890
3.500%, 01/08/08	7,000	7,000,350
Georgia State (GO) Series B 6.250%, 04/01/09	2,000	2,078,240
Georgia State (GO) Series D 6.700%, 08/01/08	2,000	2,044,680
5.800%, 11/01/09	2,010	2,105,797
Municipal Electric Authority of Georgia (TECP) 3.500%, 01/08/08	13,294	13,294,665
3.550%, 01/08/08	11,000	11,001,210
TOTAL GEORGIA		48,524,832
HAWAII — (0.4%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,303,368
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	772,081

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Hawaii State (GO) Series CS (MBIA) 5.000%, 04/01/08	$2,000	$2,010,840
TOTAL HAWAII		4,086,289
ILLINOIS — (4.7%)
Central Lake County Joint Action Water Agency (GO) (AMBAC) 6.000%, 02/01/08	1,000	1,004,010
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO) 5.500%, 12/01/08	2,000	2,043,240
Chicago Public Building Commission Building, Chicago Transit Authority (RB) (ETM) (AMBAC) 5.000%, 03/01/08	1,000	1,004,070
Du Page, Cook & Will Counties Community College District No. 502 (GO) Series A 5.000%, 06/01/08	2,175	2,193,400
Illinois Education Facilities Authority (TECP) 3.300%, 01/09/08	8,000	7,997,600
Illinois Health Facilities Authority (TECP) 3.550%, 12/04/07	5,000	4,999,950
3.350%, 01/03/08	11,000	10,997,910
3.300%, 01/10/08	11,000	10,996,700
Illinois State (GO) First Series (FSA) 5.500%, 04/01/09	3,000	3,086,910
TOTAL ILLINOIS		44,323,790
INDIANA — (0.3%)
Indianapolis Local Improvement Bond Bank (RB) Series A (FSA) 6.500%, 01/01/08	1,000	1,002,190
Ivy Technical State College (RB) Series G (AMBAC) 5.000%, 07/01/08	1,000	1,009,650
Logansport Multi-Purpose School Building Corp. (RB) (FSA) 4.250%, 07/05/08	1,000	1,005,650
TOTAL INDIANA		3,017,490
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,771,227
KENTUCKY — (0.3%)
Kentucky State Turnpike Authority, Revitalization Projects (RB) (AMBAC) 5.500%, 07/01/08	3,000	3,037,530
LOUISIANA — (0.1%)
City of New Orleans (GO) (ETM) (MBIA) 5.000%, 03/01/08	1,000	1,003,930
MARYLAND — (7.8%)
Howard County, Maryland (GO) (TECP) 3.540%, 12/07/07	4,000	3,999,960

	Face Amount	Value†
	(000)
Maryland Health & Higher Educational Facilities Authority (TECP) - Johns Hopkins University 3.530%, 12/05/07	$4,625	$4,624,954
3.540%, 12/05/07	5,600	5,599,944
3.290%, 01/07/08	3,000	2,999,430
Maryland Heath & Higher Educational Facilities Authority (TECP) - Johns Hopkins Hospital 3.330%, 12/03/07	5,000	5,000,000
3.420%, 01/14/08	20,500	20,500,205
Maryland State (GO) First Series 5.000%, 07/15/08	2,000	2,021,420
Maryland State (GO) Series B 5.250%, 02/01/09	5,000	5,115,750
Montgomery, Maryland (GO) 3.510%, 12/03/07	12,000	12,000,000
3.500%, 01/04/08	11,000	11,000,880
Washington Suburban Sanitation District (GO) 5.250%, 06/01/08	1,000	1,009,910
TOTAL MARYLAND		73,872,453
MASSACHUSETTS — (8.2%)
City of Boston (GO) Series A (MBIA) 5.000%, 02/01/08	1,000	1,002,560
Commonwealth of Massachusetts (GO) Series C 5.250%, 12/01/07	2,000	2,000,000
Massachusetts Health & Education Facility (TECP) 3.300%, 12/04/07	23,100	23,099,538
Massachusetts School Building Authority (TECP) 3.520%, 12/07/07	20,000	19,999,400
3.300%, 01/07/08	4,700	4,698,825
Massachusetts Water Resource Authority (TECP) 3.520%, 12/07/07	5,000	4,999,850
3.350%, 01/17/08	1,700	1,699,609
State of Massachusetts (GO) 3.320%, 01/16/08	7,800	7,797,816
3.300%, 01/18/08	12,000	11,996,040
TOTAL MASSACHUSETTS		77,293,638
MICHIGAN — (1.7%)
Detroit City School District (GO) Series B (FGIC) 4.500%, 05/01/08	1,000	1,004,870
Fraser Public School District (GO) (FGIC) 5.150%, 05/01/08	1,000	1,007,460
Michigan Municipal Bond Authority (RB) 5.250%, 10/01/08	3,000	3,048,390
Regents of The University of Michigan (TECP) 3.450%, 12/06/07	11,000	10,999,670
TOTAL MICHIGAN		16,060,390

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (3.0%)
Metropolitan Council of Minneapolis - St. Paul Metropolitan Area (GO) Series E 4.000%, 02/01/08	$1,200	$1,201,272
State of Minnesota (GO) 5.000%, 08/01/09	2,600	2,674,334
University of Minnesota (TECP) 3.340%, 12/10/07	23,975	23,972,603
TOTAL MINNESOTA		27,848,209
MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,119,120
MISSOURI — (0.3%)
Missouri State (GO) (ETM) Series A 5.000%, 08/01/08	3,000	3,033,840
NEBRASKA — (0.7%)
Omaha Public Power District (TECP) 3.500%, 12/13/07	7,000	7,000,000
NEVADA — (3.4%)
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,579,294
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,910,768
Las Vegas, Nevada Valley Water Distribution (GO) (TECP) 3.520%, 12/04/07	2,000	1,999,980
3.350%, 12/10/07	8,000	7,999,200
Las Vegas, Nevada Valley Water District 3.550%, 01/03/08	13,000	13,001,040
Nevada State (GO) (FSA) 5.375%, 10/01/08	2,100	2,135,994
TOTAL NEVADA		31,626,276
NEW JERSEY — (1.1%)
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.250%, 12/15/09	6,130	6,369,867
New Jersey Transportation Trust Fund Authority (RB) Series C (FSA) 5.375%, 12/15/07	1,000	1,000,520
Princeton University (TECP) 3.230%, 12/03/07	2,830	2,830,000
TOTAL NEW JERSEY		10,200,387
NEW YORK — (2.6%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,528,617
New York City Municipal Water (TECP) 3.500%, 12/20/07	6,000	6,000,060
3.400%, 02/13/08	4,000	4,000,320
New York Power Authority (TECP) 3.270%, 01/07/08	7,000	6,998,460

	Face Amount	Value†
	(000)
New York State Thruway Authority (RB) (ETM) Series A (MBIA) 5.000%, 04/01/09	$3,500	$3,583,510
TOTAL NEW YORK		24,110,967
NORTH CAROLINA — (1.0%)
Durham County (GO) 5.500%, 04/01/09	3,000	3,088,500
North Carolina State (GO) Series A 5.500%, 03/01/08	1,000	1,005,220
5.000%, 03/01/09	4,000	4,086,560
University of North Carolina (RB) Series A (AMBAC) 5.000%, 04/01/08	1,000	1,005,490
TOTAL NORTH CAROLINA		9,185,770
OHIO — (3.3%)
Franklin County (GO) 5.500%, 12/01/07	1,000	1,000,000
Ohio State (RB) Series II-A 5.000%, 12/01/08	5,000	5,082,500
Ohio State Building Authority (RB) (FSA) 5.500%, 10/01/08	1,500	1,527,090
Ohio State University (TECP) 3.520%, 12/03/07	15,650	15,650,000
3.350%, 12/05/07	5,000	4,999,850
Ohio State Water Development Authority (RB) 5.000%, 06/01/08	2,500	2,520,900
TOTAL OHIO		30,780,340
OKLAHOMA — (0.4%)
Grand River Dam Authority (RB) (FSA) 5.750%, 06/01/08	4,000	4,047,680
OREGON — (0.9%)
Oregon State Department of Administrative Services (RB) Series B (FSA) 5.250%, 04/01/08	2,000	2,012,500
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,212,551
TOTAL OREGON		8,225,051
PENNSYLVANIA — (1.5%)
Allegheny County, Pennsylvania Sanitation Authority (RB) (MBIA) 5.000%, 12/01/07	1,000	1,000,000
City of Philadelphia, Pennsylvania Gas Works (TECP) 3.340%, 12/10/07	9,000	8,999,100
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,039,975
Pennsylvania Intergovernmental Cooperative Authority (STRB) (FGIC) 5.000%, 06/15/08	1,000	1,009,020
TOTAL PENNSYLVANIA		14,048,095

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
SOUTH CAROLINA — (3.1%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	$1,500	$1,552,890
South Carolina Public Service Authority (TECP) 3.300%, 12/03/07	10,000	10,000,000
3.290%, 01/04/08	15,526	15,522,274
South Carolina State (GO) 5.000%, 04/01/09	1,900	1,942,598
TOTAL SOUTH CAROLINA		29,017,762
TENNESSEE — (5.5%)
Knox County (GO) 4.500%, 04/01/08	2,000	2,007,480
Metropolitan Government Nashville & Davidson County (GO) 5.000%, 11/15/08	2,000	2,031,320
Shelby County (GO) Series A 5.000%, 04/01/09	4,195	4,287,416
Tennessee Health & Education - Vanderbilt University (TECP) 3.350%, 12/10/07	4,000	4,000,000
3.550%, 01/02/08	19,900	19,900,796
Tennessee State School Board Authority (TECP) 3.500%, 12/05/07	3,848	3,847,923
3.530%, 12/05/07	11,372	11,371,886
3.530%, 12/05/07	4,000	3,999,960
TOTAL TENNESSEE		51,446,781
TEXAS — (19.9%)
City of Austin, Texas (TECP) 3.580%, 12/05/07	15,000	14,999,850
3.470%, 12/06/07	11,900	11,899,643
City of San Antonio, Texas Electric (TECP) 3.300%, 12/03/07	3,800	3,800,000
Dallas Waterworks & Sewer System (RB) 5.250%, 10/01/08	3,000	3,046,680
El Paso, Texas Water & Sewer (TECP) 3.570%, 01/04/08	4,000	4,000,400
Harris County, Texas (GO) (TECP) 3.500%, 12/12/07	24,000	23,998,560
3.290%, 01/07/08	2,000	1,999,460
Houston, Texas (GO) (TECP) 3.520%, 12/03/07	13,400	13,400,000
3.520%, 12/03/07	2,000	2,000,000
3.500%, 12/04/07	4,400	4,399,956
3.480%, 12/06/07	5,300	5,299,841
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) Series V (FSA) 5.250%, 05/15/08	1,000	1,008,680
North Central Health Facitilies Authority (TECP) (AMBAC) 3.420%, 01/04/08	7,000	6,999,440
San Antonio, Texas Water System (TECP) 3.520%, 12/04/07	4,150	4,149,959

	Face Amount	Value†
	(000)
Texas A&M University (RB) Series B 5.375%, 05/15/08	$1,360	$1,372,539
5.000%, 05/15/09	4,000	4,098,480
Texas A&M University Board of Regents (TECP) 3.300%, 12/04/07	9,100	9,099,818
3.500%, 12/04/07	7,800	7,799,922
Texas Municipal Power Agency (TECP) 3.550%, 12/03/07	7,000	7,000,000
3.370%, 12/05/07	7,470	7,469,776
3.580%, 01/02/08	9,180	9,180,551
Texas Public Finance Authority (TECP) 3.300%, 12/04/07	1,550	1,549,969
3.520%, 12/04/07	5,000	4,999,950
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,111,760
Texas State University Systems (RB) (FSA) 5.000%, 03/15/09	2,245	2,293,963
Texas Tech University Board of Regents (TECP) 3.300%, 12/05/07	3,000	2,999,910
3.530%, 12/05/07	5,300	5,299,947
Trinity River Authority (RB) Series B (FSA) 5.500%, 08/01/08	2,200	2,230,888
University of Texas Board of Regents (TECP) 3.530%, 12/05/07	12,738	12,737,873
3.320%, 12/10/07	3,895	3,894,611
TOTAL TEXAS		187,142,426
UTAH — (0.6%)
Salt Lake County Municipal Building Authority (RB) Series A 5.000%, 10/01/08	1,800	1,825,272
Utah State (GO) Series A 4.000%, 07/01/08	3,000	3,012,750
Utah State Board of Regents (RB) Series A (MBIA) 5.250%, 04/01/08	1,000	1,006,220
TOTAL UTAH		5,844,242
VIRGINIA — (2.2%)
Arlington County (GO) 4.000%, 01/15/09	4,000	4,034,120
Fairfax Country (GO) Series A 5.000%, 06/01/09	3,465	3,554,466
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,152,500
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	4,000	4,113,720
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,823
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,587,694
TOTAL VIRGINIA		20,468,323

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WASHINGTON — (2.0%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	$2,000	$2,067,920
King County (RB) Series B (FSA) 5.250%, 01/01/08	2,000	2,002,620
King County, Washington Sewer Regents (TECP) 3.350%, 01/14/08	4,300	4,298,968
Seattle Drain & Wastewater (RB) (FGIC) 4.000%, 07/01/08	1,000	1,003,920
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	6,010,092
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,563,595
TOTAL WASHINGTON		18,947,115
WISCONSIN — (2.7%)
State of Wisconsin (GO) (TECP) 3.350%, 12/10/07	15,971	15,969,403
3.500%, 01/03/08	7,500	7,500,150
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,054,180
TOTAL WISCONSIN		25,523,733
TOTAL MUNICIPAL BONDS		934,902,027
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds MuniFund Portfolio	6,610,620	6,610,620
TOTAL INVESTMENTS — (100.0%) (Cost $942,688,678)		$941,512,647

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
CALIFORNIA — (98.8%)
Berkeley California University School District 4.000%, 11/28/08	$4,700	$4,738,164
California Educational Facilities Authority (TECP) 3.350%, 01/09/08	3,300	3,299,901
California State (GO) 4.000%, 02/01/08	500	500,540
4.000%, 06/30/08	980	984,528
5.750%, 10/01/08	590	601,747
4.000%, 02/01/09	1,000	1,008,290
4.000%, 02/01/09	1,275	1,285,570
5.000%, 09/01/09	1,865	1,919,327
5.000%, 03/01/10	3,000	3,107,730
5.000%, 10/01/10	2,000	2,088,620
California State (GO) (TECP) 3.250%, 12/05/07	7,000	6,999,860
3.200%, 12/07/07	500	499,975
3.400%, 12/20/07	500	499,990
3.450%, 12/20/07	500	500,010
3.330%, 01/08/08	400	399,976
California State Department of Water Resources (RB) Series A 5.500%, 05/01/08	875	882,787
5.500%, 05/01/09	1,100	1,133,704
5.500%, 05/01/10	700	735,308
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	920	945,567
California State Department of Water Resources (TECP) 3.320%, 12/06/07	1,883	1,882,962
3.160%, 12/14/07	1,146	1,145,805
3.180%, 12/14/07	351	350,944
3.310%, 12/14/07	1,100	1,099,890
California State Economic Recovery (GO) Series A 5.000%, 01/01/09	1,575	1,604,106
5.000%, 07/01/09	2,535	2,603,191
Chino Basin Regional Finance Authority (TECP) 3.300%, 01/10/08	3,300	3,299,637
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	200	202,456
City of Long Beach (TECP) 3.320%, 12/07/07	1,900	1,899,943
City of Los Angeles (TRAN) 4.500%, 06/30/08	4,400	4,431,680
Compton Community Redevelopment Agency (TAN) Services A (AMBAC) 5.000%, 08/01/09	1,700	1,749,164

	Face Amount	Value†
	(000)
Conejo Valley California Unified School District (GO) 4.625%, 08/01/08	$500	$504,435
Contra Costa Transportation Authority (TECP) 3.260%, 03/06/08	400	400,000
Contra Costa Water District (TECP) Series A 3.280%, 12/03/07	1,200	1,200,000
3.330%, 12/03/07	950	950,000
3.400%, 12/05/07	2,000	2,000,000
East Bay Municipal Utility District, Wastewater System (TECP) 3.300%, 01/03/08	1,600	1,599,856
3.260%, 01/09/08	500	499,915
3.260%, 01/10/08	2,000	1,999,660
3.250%, 01/17/08	400	399,912
Foothill Eastern Transportation Corridor Agency (RB) (MBIA) 4.600%, 01/15/09	280	284,267
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	519,790
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	323,466
Goleta Union School District (TRAN) 4.000%, 06/30/08	2,150	2,159,309
Imperial Irrigation District (TECP) Series A 3.700%, 02/04/08	1,350	1,350,796
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	719,747
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	528,055
Los Angeles County Metropolitan Transportation Authority (RB) Series A 6.000%, 07/01/08	600	609,192
Los Angeles County Metropolitan Transportation Authority (TECP) 3.170%, 01/04/08	3,525	3,524,048
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,344,993
Los Angeles County Public Works Financing Authority (SA) Series A (MBIA) 5.000%, 10/01/08	1,750	1,775,288
Los Angeles Department of Water & Power (TECP) 3.350%, 01/07/08	400	399,984
Los Angeles Department of Water Power (RB) Series A-1 5.000%, 07/01/08	300	303,099
5.000%, 07/01/09	2,600	2,672,358

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Los Angeles Unified School District (GO) Series C 4.500%, 07/01/08	$500	$503,530
Los Angeles Wastewater (TECP) 3.320%, 12/04/07	200	199,998
Metropolitan Water District of Southern California (RB) 4.000%, 07/01/08	1,135	1,139,960
5.750%, 07/01/09	300	311,583
Metropolitan Water District of Southern California (RB) Series A 5.500%, 07/01/08	400	405,120
Monterey Peninsula Community College District (GO) (FGIC) 3.500%, 08/01/08	250	250,475
Municipal Improvement Corp. of Los Angeles (TECP) 3.320%, 12/04/07	2,400	2,399,976
3.350%, 02/07/08	800	800,048
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	309,099
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	682,697
Pasadena Area Community College District (GO) Series B (AMBAC) 4.500%, 08/01/08	175	176,458
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	323,070
Puerto Rico Commonwealth Infrastructure Financing Authority (RB) Series 97A 5.000%, 01/01/08	3,700	3,741,551
Puerto Rico Electrical Power Authority 5.000%, 07/01/08	500	504,965
Regents of the University of California (TECP) 3.420%, 12/05/07	1,000	1,000,000
3.250%, 12/07/07	600	599,976
3.170%, 01/07/08	1,800	1,799,478
3.250%, 01/15/08	900	899,811
Riverside County Transportation Commission (TECP) 3.350%, 12/06/07	1,400	1,399,972
Sacramento Municipal Utility District (RB) Series S (FSA) 5.000%, 11/15/08	1,550	1,575,730
Sacramento Transportation Authority (RB) Series A 4.250%, 07/09/08	1,000	1,005,910
4.500%, 07/09/08	1,850	1,863,616
4.000%, 10/01/09	1,400	1,420,622

	Face Amount	Value†
	(000)
San Diego County Regional Transportation (TECP) 3.300%, 12/03/07	$257	$257,000
3.430%, 12/06/07	1,400	1,399,986
3.260%, 01/10/08	1,975	1,974,645
3.310%, 01/14/08	300	299,967
San Diego County Regional Transportation Commission (RB) Series A (FGIC) 4.750%, 04/01/08	300	301,458
San Diego County Water Authority (TECP) 3.320%, 12/07/07	750	749,978
3.300%, 01/03/08	500	499,955
3.250%, 01/16/08	2,650	2,649,417
San Francisco County Transportation Authority (TECP) 3.430%, 12/03/07	2,100	2,100,000
3.260%, 01/10/08	300	299,946
3.260%, 01/10/08	800	799,864
San Gabriel Valley Govenment Council of Governments (TECP) 3.320%, 12/04/07	3,250	3,249,968
San Joaquin County Transportation Authority (TECP) 3.700%, 02/11/08	800	800,536
San Jose Financing Authority (TECP) 3.360%, 01/10/08	2,170	2,169,935
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/10	615	658,800
Turlock Irrigation District (TECP) 3.400%, 01/10/08	1,000	1,000,030
Ventura County (TRAN) 4.500%, 07/01/08	2,300	2,316,031
Ventura County Public Financing (TECP) 3.350%, 12/06/07	3,000	2,999,940
3.400%, 01/11/08	800	800,040
TOTAL MUNICIPAL BONDS		127,110,683
	Shares
TEMPORARY CASH INVESTMENTS — (1.2%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	1,558,529	1,558,529
TOTAL INVESTMENTS — (100.0%) (Cost $128,458,730)		$128,669,212

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,416,190	$337,083	$7,536,618	$—
Investments at Value (including $0, $0, $0 and $45,446 of securities on loan, respectively)	—	—	—	549,317
Temporary Cash Investments at Value	—	—	—	11,865
Collateral Received from Securities on Loan at Value	—	—	—	47,536
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	109	7,135	2,629
Dividends and Interest	—	—	—	551
Securities Lending Income	—	—	—	47
Fund Shares Sold	4,254	3	17,859	923
Prepaid Expenses and Other Assets	61	23	184	19
Total Assets	3,420,505	337,218	7,561,796	612,887
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	47,536
Investment Securities/Affiliated Investment Companies Purchased	3,099	—	134	10,236
Fund Shares Redeemed	1,156	112	24,861	118
Due to Advisor	289	42	938	151
Accrued Expenses and Other Liabilities	128	14	311	41
Total Liabilities	4,672	168	26,244	58,082
NET ASSETS	$3,415,833	$337,050	$7,535,552	$554,805
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	78,323,833	30,886,326	308,274,011	34,916,948
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$43.61	$10.91	$24.44	$15.89
Investments in Affiliated Investment Companies at Cost	$2,560,576	$280,761	$6,377,693	$—
Investments at Cost	$—	$—	$—	$572,401
Temporary Cash Investments at Cost	$—	$—	$—	$11,865
Collateral Received from Securities on Loan at Cost	$—	$—	$—	$47,536
NET ASSETS CONSIST OF:
Paid-In Capital	$2,636,441	$297,606	$6,165,413	$563,263
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	16,354	4	23,690	794
Accumulated Net Realized Gain (Loss)	(92,576)	(16,882)	187,524	13,832
Net Unrealized Appreciation (Depreciation)	855,614	56,322	1,158,925	(23,084)
NET ASSETS	$3,415,833	$337,050	$7,535,552	$554,805
(1) NUMBER OF SHARES AUTHORIZED	250,000,000	200,000,000	550,000,000	150,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,805,397	$—	$—	$—
Investments at Value (including $0, $166,622, $426,523, and $156,972 of securities on loan, respectively)	—	1,178,983	2,914,481	923,778
Temporary Cash Investments at Value	—	117	13,236	6,328
Collateral Received from Securities on Loan at Value	—	172,110	440,684	163,263
Cash
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10,907	1,274	2,881	1,567
Dividends and Interest	—	2,004	4,740	1,258
Securities Lending Income	—	61	192	109
Fund Shares Sold	6,617	27,896	5,920	27,222
Prepaid Expenses and Other Assets	95	45	127	30
Total Assets	8,823,016	1,382,490	3,382,261	1,123,555
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	172,110	440,684	163,263
Investment Securities/Affiliated Investment Companies Purchased	49	—	5	3
Fund Shares Redeemed	17,475	117	1,498	257
Due to Advisor	2,244	166	484	231
Accrued Expenses and Other Liabilities	402	66	170	59
Total Liabilities	20,170	172,459	442,841	163,813
NET ASSETS	$8,802,846	$1,210,031	$2,939,420	$959,742
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	332,255,690	102,261,901	249,771,218	84,337,948
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.49	$11.83	$11.77	$11.38
Investments in Affiliated Investment Companies at Cost	$7,649,527	$—	$—	$—
Investments at Cost	$—	$1,108,511	$2,847,193	$929,633
Temporary Cash Investments at Cost	$—	$117	$13,236	$6,328
Collateral Received from Securities on Loan at Cost	$—	$172,110	$440,684	$163,263
NET ASSETS CONSIST OF:
Paid-In Capital	$7,110,758	$1,142,590	$2,887,473	$964,292
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,847	344	473	3,119
Accumulated Net Realized Gain (Loss)	527,371	(3,375)	(15,814)	(1,814)
Net Unrealized Appreciation (Depreciation)	1,155,870	70,472	67,288	(5,855)
NET ASSETS	$8,802,846	$1,210,031	$2,939,420	$959,742
(1) NUMBER OF SHARES AUTHORIZED	650,000,000	250,000,000	450,000,000	250,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$—	$3,286,085	$4,702,092	$—
Investments at Value (including $3,896, $0, $0 and $640,119 of securities on loan, respectively)	111,004	—	—	2,666,352
Temporary Cash Investments at Value	18,971	—	—	10,748
Collateral Received from Securities on Loan at Value	4,026	—	—	647,445
Cash	1	—	—	1
Receivables:
Investment Securities/Affiliated Investment Companies Sold	20	—	8,695	—
Dividends and Interest	98	—	—	1,292
From Advisor	6	—	—	—
Securities Lending Income	2	—	—	59
Fund Shares Sold	3,729	13,259	3,542	4,508
Prepaid Expenses and Other Assets	6	23	78	56
Deferred Offering Costs	31	—	—	—
Total Assets	137,894	3,299,367	4,714,407	3,330,461
LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,026	—	—	647,445
Investment Securities/Affiliated Investment Companies Purchased	18,731	11,636	36	—
Fund Shares Redeemed	8,616	1,623	12,200	10,713
Due to Advisor	—	882	1,600	676
Accrued Expenses and Other Liabilities	14	133	200	170
Total Liabilities	31,387	14,274	14,036	659,004
NET ASSETS	$106,507	$3,285,093	$4,700,371	$2,671,457
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,329,456	159,146,212	317,536,366	98,224,139
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.40	$20.64	$14.80	$27.20
Investments in Affiliated Investment Companies at Cost	$—	$2,805,047	$3,873,214	$—
Investments at Cost	$112,436	$—	$—	$2,246,454
Temporary Cash Investments at Cost	$18,971	$—	$—	$10,748
Collateral Received from Securities on Loan at Cost	$4,026	$—	$—	$647,445
NET ASSETS CONSIST OF:
Paid-In Capital	$108,076	$2,708,345	$3,630,866	$2,049,579
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	173	3,498	6,812	161
Accumulated Net Realized Gain (Loss)	(310)	92,212	233,815	201,819
Net Unrealized Appreciation (Depreciation)	(1,432)	481,038	828,878	419,898
NET ASSETS	$106,507	$3,285,093	$4,700,371	$2,671,457
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	450,000,000	650,000,000	300,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	International Small Company Portfolio	Japanese Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$—	$—	$5,555,749	$199,149
Investments at Value (including $190,830, $265,558, $0, and $0 of securities on loan, respectively)	2,196,206	2,313,026	—	—
Temporary Cash Investments at Value	4,560	10,377	49,926	—
Collateral Received from Securities on Loan at Value	200,533	282,355	—	—
Foreign Currencies at Value	2,681	9,056	—	—
Cash	15	14	15	—
Receivables:
Investment Securities Sold	45	972	—	—
Dividends, Interest, and Tax Reclaims	6,651	5,819	6	—
Securities Lending Income	176	279	—	—
Fund Shares Sold	23,132	24,222	2,288	72
Prepaid Expenses and Other Assets	26	84	35	6
Total Assets	2,434,025	2,646,204	5,608,019	199,227
LIABILITIES:
Payables:
Upon Return of Securities Loaned	200,533	282,355	—	—
Investment Securities/Affiliated Investment Companies Purchased	195	19,447	1,857	72
Fund Shares Redeemed	8,518	1,334	6,833	—
Due to Advisor	456	667	1,889	66
Accrued Expenses and Other Liabilities	143	214	231	9
Total Liabilities	209,845	304,017	10,810	147
NET ASSETS	$2,224,180	$2,342,187	$5,597,209	$199,080
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	81,835,706	163,171,572	269,159,686	11,883,726
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.18	$14.35	$20.80	$16.75
Investments in Affiliated Investment Companies at Cost	$—	$—	$4,102,920	$288,052
Investments at Cost	$1,467,962	$2,109,031	$—	$—
Temporary Cash Investments at Cost	$4,560	$10,377	$49,926	$—
Collateral Received from Securities on Loan at Cost	$200,533	$282,355	$—	$—
Foreign Currencies at Cost	$2,690	$9,042	$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,469,034	$2,111,870	$3,821,823	$335,607
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(1,254)	1,609	6,151	894
Accumulated Net Realized Gain (Loss)	28,125	24,622	316,058	(48,535)
Net Unrealized Foreign Exchange	40	77	348	17
Net Unrealized Appreciation (Depreciation)	728,235	204,009	1,452,829	(88,903)
NET ASSETS	$2,224,180	$2,342,187	$5,597,209	$199,080
(1) NUMBER OF SHARES AUTHORIZED	250,000,000	300,000,000	550,000,000	50,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$146,354	$37,145	$170,970	$—
Investments at Value (including $0, $0, $0, and $19,180 of securities on loan, respectively)	—	—	—	334,501
Temporary Cash Investments at Value	—	—	—	2,529
Collateral Received from Securities on Loan at Value	—	—	—	22,852
Foreign Currencies at Value	—	—	—	1,750
Cash	—	—	—	15
Receivables:
Dividends, Interest, and Tax Reclaims	—	—	—	938
Securities Lending Income	—	—	—	22
Fund Shares Sold	255	56	67	1,380
Prepaid Expenses and Other Assets	10	7	8	72
Deferred Offering Costs	—	—	—	9
Total Assets	146,619	37,208	171,045	364,068
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	22,852
Investment Securities/Affiliated Companies Purchased	190	33	39	3,921
Fund Shares Redeemed	64	23	28	330
Due to Advisor	51	10	60	95
Accrued Expenses and Other Liabilities	7	3	9	30
Total Liabilities	312	69	136	27,228
NET ASSETS	$146,307	$37,139	$170,909	$336,840
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	5,092,204	1,186,755	7,447,739	36,011,951
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$28.73	$31.29	$22.95	$9.35
Investments in Affiliated Investment Companies at Cost	$121,538	$24,642	$129,381	$—
Investments at Cost	$—	$—	$—	$360,197
Temporary Cash Investments at Cost	$—	$—	$—	$2,529
Collateral Received from Securities on Loan at Cost	$—	$—	$—	$22,852
Foreign Currencies at Cost	$—	$—	$—	$1,755
NET ASSETS CONSIST OF:
Paid-In Capital	$129,679	$23,380	$122,356	$360,696
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	621	(171)	(198)	1,877
Accumulated Net Realized Gain (Loss)	(8,805)	1,427	7,110	(46)
Net Unrealized Foreign Exchange	(4)	—	52	14
Net Unrealized Appreciation (Depreciation)	24,816	12,503	41,589	(25,701)
NET ASSETS	$146,307	$37,139	$170,909	$336,840
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	70,000,000	50,000,000	150,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$—	$3,389,669	$1,458,728	$—
Investments at Value (including $1,267,291, $0, $0, and $173,268 of securities on loan, respectively)	8,132,310	—	—	1,823,164
Temporary Cash Investments at Value	—	—	—	916
Collateral Received from Securities on Loan at Value	1,373,869	—	—	187,169
Foreign Currencies at Value	15,206	—	—	668
Cash	—	—	—	14
Receivables:
Investment Securities Sold	16,371	—	—	1,204
Dividends, Interest, and Tax Reclaims	17,512	—	—	1,264
Securities Lending Income	1,384	—	—	268
Fund Shares Sold	29,548	4,463	7,096	4,922
Prepaid Expenses and Other Assets	69	23	36	14
Total Assets	9,586,269	3,394,155	1,465,860	2,019,603
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,373,869	—	—	187,169
Investment Securities/Affiliated Investment Companies Purchased	18,091	2,654	5,953	83
Fund Shares Redeemed	7,241	1,810	1,144	665
Due to Advisor	4,517	1,135	558	840
Loan Payable	1,135	—	—	—
Deferred Thailand Capital Gains Tax	—	—	—	1,182
Accrued Expenses and Other Liabilities	557	114	53	198
Total Liabilities	1,405,410	5,713	7,708	190,137
NET ASSETS	$8,180,859	$3,388,442	$1,458,152	$1,829,466
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	371,025,846	96,185,795	61,411,529	86,306,735
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.05	$35.23	$23.74	$21.20
Investments in Affiliated Investment Companies at Cost	$—	$1,464,547	$946,451	$—
Investments at Cost	$6,474,867	$—	$—	$1,241,821
Temporary Cash Investments at Cost	$—	$—	$—	$916
Collateral Received from Securities on Loan at Cost	$1,373,869	$—	$—	$187,169
Foreign Currencies at Cost	$15,132	$—	$—	$664
NET ASSETS CONSIST OF:
Paid-In Capital	$5,891,498	$1,330,424	$853,861	$1,242,428
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	33,083	10,896	2,393	(11)
Accumulated Net Realized Gain (Loss)	598,406	125,410	90,718	6,871
Deferred Thailand Capital Gains Tax	—	(3,408)	(1,179)	(1,182)
Net Unrealized Foreign Exchange	355	(2)	82	13
Net Unrealized Appreciation (Depreciation)	1,657,517	1,925,122	512,277	581,347
NET ASSETS	$8,180,859	$3,388,442	$1,458,152	$1,829,466
(1) NUMBER OF SHARES AUTHORIZED	650,000,000	300,000,000	150,000,000	250,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$3,229,909	$3,098,223	$—	$—
Investments at Value	—	—	1,212,668	3,439,820
Temporary Cash Investments at Value	—	—	7,160	62,776
Foreign Currencies at Value	—	—	—	703
Cash	—	—	1	13
Receivables:
Interest	—	—	1	21,059
Fund Shares Sold	4,558	5,745	825	3,263
Forward Currency Contracts	—	—	—	382
Unrealized Gain on Forward Currency Contracts	—	—	—	16,697
Prepaid Expenses and Other Assets	74	53	29	53
Total Assets	3,234,541	3,104,021	1,220,684	3,544,766
LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	3,049	1,172	—	47,900
Fund Shares Redeemed	1,509	4,573	3,805	4,281
Due to Advisor	271	256	202	723
Forward Currency Contracts	—	—	—	3,012
Unrealized Loss on Forward Currency Contracts	—	—	—	3,707
Accrued Expenses and Other Liabilities	135	122	68	224
Total Liabilities	4,964	6,123	4,075	59,847
NET ASSETS	$3,229,577	$3,097,898	$1,216,609	$3,484,919
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	316,309,716	298,152,875	116,509,757	321,409,281
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.21	$10.39	$10.44	$10.84
Investments in Affiliated Investment Companies at Cost	$3,211,123	$2,982,454	$—	$—
Investments at Cost	$—	$—	$1,212,312	$3,352,742
Temporary Cash Investments at Cost	$—	$—	$7,160	$62,776
Foreign Currencies at Cost	$—	$—	$—	$696
NET ASSETS CONSIST OF:
Paid-In Capital	$3,232,943	$2,994,271	$1,225,388	$3,381,878
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	545	206	13,185	35,427
Accumulated Net Realized Gain (Loss)	(22,697)	(12,348)	(22,320)	(32,932)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	—	13,461
Net Unrealized Appreciation (Depreciation)	18,786	115,769	356	87,085
NET ASSETS	$3,229,577	$3,097,898	$1,216,609	$3,484,919
(1) NUMBER OF SHARES AUTHORIZED	600,000,000	600,000,000	300,000,000	550,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,292,289	$235,773	$934,902	$127,111
Temporary Cash Investments at Value	5,715	1,495	6,611	1,559
Cash	1	1	—	—
Receivables:
Interest	16,704	1,845	5,608	1,037
Fund Shares Sold	508	1,405	2,532	289
Prepaid Expenses and Other Assets	17	15	25	24
Deferred Offering Costs	—	—	—	10
Total Assets	1,315,234	240,534	949,678	130,030
LIABILITIES:
Payables:
Investment Securities Purchased	—	—	—	988
Fund Shares Redeemed	191	89	1,046	40
Due to Advisor	108	29	157	10
Accrued Expenses and Other Liabilities	82	13	49	9
Total Liabilities	381	131	1,252	1,047
NET ASSETS	$1,314,853	$240,403	$948,426	$128,983
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	110,856,628	22,260,884	94,347,525	12,811,869
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.86	$10.80	$10.05	$10.07
Investments at Cost	$1,236,739	$223,383	$936,078	$126,901
Temporary Cash Investments at Cost	$5,715	$1,495	$6,611	$1,559
NET ASSETS CONSIST OF:
Paid-In Capital	$1,244,764	$226,714	$947,092	$128,378
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	14,503	1,299	2,527	399
Accumulated Net Realized Gain (Loss)	36	—	(17)	(4)
Net Unrealized Appreciation (Depreciation)	55,550	12,390	(1,176)	210
NET ASSETS	$1,314,853	$240,403	$948,426	$128,983
(1) NUMBER OF SHARES AUTHORIZED	300,000,000	150,000,000	200,000,000	100,000,000

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$—	$10,384	$107,865	$1,151
Dividends	61,012	—	—	3,501
Interest	2,667	—	—	307
Income from Securities Lending	611	—	—	252
Expenses Allocated from Affiliated Investment Company	(1,362)	—	—	—
Total Investment Income	62,928	10,384	107,865	5,211
Expenses
Investment Advisory Services Fees	—	—	—	269
Administrative Services Fees	3,049	548	11,232	865
Accounting & Transfer Agent Fees	56	18	113	49
Custodian Fees	—	—	—	14
Filing Fees	106	30	214	32
Shareholders' Reports	74	10	127	51
Directors'/Trustees' Fees & Expenses	23	1	68	3
Legal Fees	32	3	76	19
Audit Fees	11	3	21	4
Other	12	4	24	19
Total Expenses	3,363	617	11,875	1,325
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	89	—	—	—
Net Expenses	3,452	617	11,875	1,325
Net Investment Income (Loss)	59,476	9,767	95,990	3,886
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	26,075	346,023	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	3,775	3,051	(16,877)	(2,825)
Futures	714	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	164,399	(13,649)	(537,538)	(75,837)
Futures	(288)	—	—	—
Net Realized and Unrealized Gain (Loss)	168,600	15,477	(208,392)	(51,994)
Net Increase (Decrease) in Net Assets Resulting from Operations	$228,076	$25,244	$(112,402)	$(48,108)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$120,998	$—	$—	$—
Dividends	—	15,988	36,771	10,726
Interest	—	399	1,317	570
Income from Securities Lending	—	499	1,608	736
Total Investment Income	120,998	16,886	39,696	12,032
Expenses
Investment Advisory Services Fees	—	1,662	4,471	2,203
Administrative Services Fees	28,167	—	—	—
Accounting & Transfer Agent Fees	141	127	261	100
Custodian Fees	—	43	73	51
Filing Fees	151	62	222	68
Shareholders' Reports	233	8	25	14
Directors'/Trustees' Fees & Expenses	44	3	8	2
Legal Fees	98	10	20	6
Audit Fees	28	11	24	8
Organizational and Offering Costs	—	—	—	3
Other	39	4	12	5
Total Expenses	28,901	1,930	5,116	2,460
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	28	48	69
Net Expenses	28,901	1,958	5,164	2,529
Net Investment Income (Loss)	92,097	14,928	34,532	9,503
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	875,446	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(37,370)	(3,304)	(15,734)	(1,810)
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Company Shares	(1,754,043)	15,592	(32,306)	(41,111)
Net Realized and Unrealized Gain (Loss)	(915,967)	12,288	(48,040)	(42,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(823,870)	$27,216	$(13,508)	$(33,418)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio(a)	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$—	$44,797	$66,185	$—
Dividends	127	—	—	65,263
Interest	62	—	—	842
Income from Securities Lending	2	—	—	771
Total Investment Income	191	44,797	66,185	66,876
Expenses
Investment Advisory Services Fees	18	—	—	8,671
Administrative Services Fees	—	11,208	20,325	—
Accounting & Transfer Agent Fees	4	60	83	339
Custodian Fees	11	—	—	36
Filing Fees	3	61	127	121
Shareholders' Reports	—	78	141	106
Directors'/Trustees' Fees & Expenses	3	15	17	22
Legal Fees	—	51	54	31
Audit Fees	—	12	17	37
Organizational and Offering Costs	9	—	—	—
Other	—	21	21	28
Total Expenses	48	11,506	20,785	9,391
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(24)	—	—	—
Net Expenses	24	11,506	20,785	9,391
Net Investment Income (Loss)	167	33,291	45,400	57,485
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	216,208	436,439	—
Investment Securities	—	—	—	41,558
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Companies Shares Sold	(310)	2,061	(3,367)	181,105
Change in Unrealized Appreciation (Depreciation) of Investment Securities/Affiliated Investment Companies Shares	(1,432)	(321,609)	(655,320)	(762,357)
Net Realized and Unrealized Gain (Loss)	(1,742)	(103,340)	(222,248)	(539,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,575)	$(70,049)	$(176,848)	$(482,209)

(a)  The Portfolio commenced operations on October 4, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	International Small Company Portfolio*	Japanese Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $0, $0, $6,923, and $207, respectively)	$—	$—	$116,289	$2,749
Interest	—	—	886	34
Income from Securities Lending	—	—	20,303	1,431
Expenses	—	—	(7,403)	(272)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	130,075	3,942
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,510, $3,297 $0, and $0, respectively)	54,192	41,557	—	—
Interest	350	797	391	—
Income from Securities Lending	2,853	3,111	—	—
Total Fund Investment Income	57,395	45,465	391	—
Fund Expenses
Investment Advisory Services Fees	4,910	5,482	—	—
Administrative Services Fees	—	—	21,375	814
Accounting & Transfer Agent Fees	241	194	85	16
Custodian Fees	281	515	—	—
Filing Fees	63	146	96	20
Shareholders' Reports	71	32	113	5
Directors'/Trustees' Fees & Expenses	16	12	49	1
Legal Fees	20	14	53	2
Audit Fees	24	17	19	3
Other	37	18	19	4
Total Expenses	5,663	6,430	21,809	865
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	5
Net Expenses	5,663	6,430	21,809	870
Net Investment Income (Loss)	51,732	39,035	108,657	3,072
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	37,442	24,982	331,045	(7,840)
Foreign Currency Transactions	174	105	1,035	(35)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	231,080	105,889	162,772	365
Translation of Foreign Currency Denominated Amounts	(44)	59	160	19
Net Realized and Unrealized Gain (Loss)	268,652	131,035	495,012	(7,491)
Net Increase (Decrease) in Net Assets Resulting from Operations	$320,384	$170,070	$603,669	$(4,419)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $53, $0, $378 and $521, respectively)	$3,613	$1,127	$2,959	$4,873
Interest	34	3	16	210
Income from Securities Lending	614	3	491	119
Expenses Allocated from Affiliated Investment Companies	(174)	(49)	(209)	—
Total Investment Income	4,087	1,084	3,257	5,202
Expenses
Investment Advisory Services Fees	—	—	—	456
Administrative Services Fees	454	158	599	—
Accounting & Transfer Agent Fees	14	14	15	33
Custodian Fees	—	—	—	64
Filing Fees	21	15	21	29
Shareholders' Reports	4	1	4	4
Directors'/Trustees' Fees & Expenses	2	—	2	3
Legal Fees	1	—	1	1
Audit Fees	2	2	2	1
Organizational and Offering Costs	—	—	—	30
Other	2	4	3	3
Total Expenses	500	194	647	624
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	34	(9)	56	—
Net Expenses	534	185	703	624
Net Investment Income (Loss)	3,553	899	2,554	4,578
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	4,912	1,545	7,620	(3)
Foreign Currency Transactions	93	13	39	9
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	32,175	(2,123)	4,064	(25,701)
Translation of Foreign Currency Denominated Amounts	(2)	—	10	14
Net Realized and Unrealized Gain (Loss)	37,178	(565)	11,733	(25,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,731	$334	$14,287	$(21,103)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

(a)  The Portfolio commenced operations on March 1, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,474, $7,381, $2,250, and $3,240, respectively)	$197,369	$74,859	$23,439	$31,103
Interest	1,792	492	222	384
Income from Securities Lending	18,729	3,023	2,665	1,784
Expenses Allocated from Affiliated Investment Companies	—	(5,391)	(3,633)	—
Total Investment Income	217,890	72,983	22,693	33,271
Expenses
Investment Advisory Services Fees	52,077	—	—	7,247
Administrative Services Fees	—	11,536	5,248	—
Accounting & Transfer Agent Fees	903	52	29	168
Custodian Fees	1,557	—	—	1,061
Filing Fees	142	48	65	47
Shareholders' Reports	173	101	43	16
Directors'/Trustees' Fees & Expenses	73	23	16	10
Legal Fees	83	30	10	13
Audit Fees	99	10	5	21
Other	144	19	9	33
Total Expenses	55,251	11,819	5,425	8,616
Net Investment Income (Loss)	162,639	61,164	17,268	24,655
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	682,920	138,572	98,170	7,602
Foreign Currency Transactions	3,452	(116)	(319)	(348)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(197,398)	809,069	268,054	426,503
Translation of Foreign Currency Denominated Amounts	46	(26)	74	(1)
Deferred Thailand Capital Gains Tax	—	(825)	(451)	(772)
Net Realized and Unrealized Gain (Loss)	489,020	946,674	365,528	432,984
Net Increase (Decrease) in Net Assets Resulting from Operations	$651,659	$1,007,838	$382,796	$457,639

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Company	$152,964	$74,674	$—	$—
Interest	—	—	54,069	95,585
Total Investment Income	152,964	74,674	54,069	95,585
Expenses
Investment Advisory Services Fees	—	—	2,146	7,265
Administrative Services Fees	3,019	2,761	—	—
Accounting & Transfer Agent Fees	54	49	138	344
Custodian Fees	—	—	13	285
Filing Fees	136	100	61	131
Shareholders' Reports	70	78	35	67
Directors'/Trustees' Fees & Expenses	15	13	6	24
Legal Fees	31	28	11	25
Audit Fees	7	7	13	33
Other	9	10	9	21
Total Expenses	3,341	3,046	2,432	8,195
Net Investment Income (Loss)	149,623	71,628	51,637	87,390
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(1,012)	(792)	—	(13,531)
Foreign Currency Transactions	—	—	—	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	3,935	65,338	645	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	67,297
Net Realized and Unrealized Gain (Loss)	2,923	64,546	645	55,666
Net Increase (Decrease) in Net Assets Resulting from Operations	$152,546	$136,174	$52,282	$143,056

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio(a)
Investment Income
Interest	$52,592	$4,412	$27,485	$1,633
Total Investment Income	52,592	4,412	27,485	1,633
Expenses
Investment Advisory Services Fees	1,086	92	1,666	93
Accounting & Transfer Agent Fees	139	30	112	18
Custodian Fees	12	2	12	2
Filing Fees	74	16	47	11
Shareholders' Reports	23	6	15	1
Directors'/Trustees' Fees & Expenses	12	2	3	1
Organizational and Offering Costs	—	43	—	23
Legal Fees	11	2	7	5
Audit Fees	12	1	9	1
Other	6	1	5	1
Total Expenses	1,375	195	1,876	156
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(11)	—	(16)
Net Expenses	1,375	184	1,876	140
Net Investment Income (Loss)	51,217	4,228	25,609	1,493
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	99	—	—	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities and Foreign Currency	43,651	11,920	2,926	210
Net Realized and Unrealized Gain (Loss)	43,750	11,920	2,926	206
Net Increase (Decrease) in Net Assets Resulting from Operations	$94,967	$16,148	$28,535	$1,699

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$59,476	$45,195	$9,767	$3,907	$95,990	$82,268	$3,886	$2,256
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	26,075	4,136	346,023	138,196	26,668	16,223
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	3,775	(8,405)	3,051	277	(16,877)	1,724	(2,825)	250
Futures	714	2,338	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	164,399	297,153	(13,649)	32,933	(537,538)	642,594	(75,837)	14,804
Futures	(288)	(1,669)	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	228,076	334,612	25,244	41,253	(112,402)	864,782	(48,108)	33,533
Distributions From:
Net Investment Income	(55,847)	(41,748)	(11,397)	(5,651)	(88,197)	(71,162)	(3,642)	(2,666)
Net Short-Term Gains	—	—	(11,623)	—	(10,685)	(9,775)	(5,313)	(4,163)
Net Long-Term Gains	—	—	(1,991)	—	(127,166)	(1,645)	(11,902)	(10,180)
Total Distributions	(55,847)	(41,748)	(25,011)	(5,651)	(226,048)	(82,582)	(20,857)	(17,009)
Capital Share Transactions (1):
Shares Issued	906,212	832,648	93,808	105,090	2,547,717	2,237,439	500,717 *	49,909
Shares Issued in Lieu of Cash Distributions	51,856	39,758	24,050	5,584	203,411	72,993	18,152	13,833
Shares Redeemed	(583,275)	(384,587)	(128,257)	(112,603)	(1,287,212)	(728,629)	(110,437)	(37,523)
Net Increase (Decrease) from Capital Share Transactions	374,793	487,819	(10,399)	(1,929)	1,463,916	1,581,803	408,432	26,219
Total Increase (Decrease) in Net Assets	547,022	780,683	(10,166)	33,673	1,125,466	2,364,003	339,467	42,743
Net Assets
Beginning of Period	2,868,811	2,088,128	347,216	313,543	6,410,086	4,046,083	215,338	172,595
End of Period	$3,415,833	$2,868,811	$337,050	$347,216	$7,535,552	$6,410,086	$554,805	$215,338
(1) Shares Issued and Redeemed:
Shares Issued	21,005	21,866	8,538	10,401	97,946	96,122	28,579	2,870
Shares Issued in Lieu of Cash Distributions	1,222	1,066	2,263	570	8,025	3,257	1,060	876
Shares Redeemed	(13,462)	(10,136)	(11,632)	(11,186)	(50,063)	(31,524)	(6,247)	(2,182)
	8,765	12,796	(831)	(215)	55,908	67,855	23,392	1,564
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$16,354	$12,725	$4	$1,634	$23,690	$21,790	$794	$225

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Dec. 30, 2005(a) to Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$92,097	$72,762	$14,928	$5,932	$34,532	$9,455	$9,503	$2,530
Capital Gain Distributions Received from Affiliated Investment Company	875,446	658,949	—	—	—	—	—	—
Net Realized Gain (Loss) on Investment Securities Sold/Affiliated Investment Company Shares Sold	(37,370)	(4,180)	(3,304)	1,503	(15,734)	2,921	(1,810)	6,315
Change in Unrealized Appreciation (Depreciation) of Investment Securities/ Affiliated Investment Company Shares	(1,754,043)	697,484	15,592	52,372	(32,306)	95,057	(41,111)	35,256
Net Increase (Decrease) in Net Assets Resulting from Operations	(823,870)	1,425,015	27,216	59,807	(13,508)	107,433	(33,418)	44,101
Distributions From:
Net Investment Income	(85,546)	(58,998)	(14,899)	(5,955)	(34,490)	(9,388)	(7,650)	(1,296)
Net Short-Term Gains	(72,477)	(34,788)	(578)	(13)	(1,625)	(20)	(6,329)	—
Net Long-Term Gains	(592,599)	(507,342)	(1,040)	—	(1,516)	—	—	—
Total Distributions	(750,622)	(601,128)	(16,517)	(5,968)	(37,631)	(9,408)	(13,979)	(1,296)
Capital Share Transactions (1):
Shares Issued	2,756,160	1,772,199	609,131	487,106	2,019,061	957,339	689,895	388,675
Shares Issued in Lieu of Cash Distributions	722,554	575,437	16,079	5,909	37,027	9,288	13,800	1,293
Shares Redeemed	(1,839,654)	(1,357,479)	(78,148)	(18,175)	(281,839)	(30,420)	(99,868)	(29,461)
Net Increase (Decrease) from Capital Share Transactions	1,639,060	990,157	547,062	474,840	1,774,249	936,207	603,827	360,507
Total Increase (Decrease) in Net Assets	64,568	1,814,044	557,761	528,679	1,723,110	1,034,232	556,430	403,312
Net Assets
Beginning of Period	8,738,278	6,924,234	652,270	123,591	1,216,310	182,078	403,312	—
End of Period	$8,802,846	$8,738,278	$1,210,031	$652,270	$2,939,420	$1,216,310	$959,742	$403,312
(1) Shares Issued and Redeemed:
Shares Issued	93,005	60,848	50,720	45,767	165,360	88,583	57,308	36,777
Shares Issued in Lieu of Cash Distributions	24,691	21,722	1,371	550	3,137	852	1,170	121
Shares Redeemed	(62,068)	(46,827)	(6,544)	(1,697)	(23,138)	(2,811)	(8,342)	(2,696)
	55,628	35,743	45,547	44,620	145,359	86,624	50,136	34,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,847	$8,394	$344	$366	$473	$581	$3,119	$1,276

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio		DFA Real Estate Securities Portfolio
	Oct. 4, 2007(a) to Nov. 30, 2007	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$167	$33,291	$24,118	$45,400	$28,402	$57,485	$50,355
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	216,208	170,953	436,439	409,412	—	—
Investment Securities	—	—	—	—	—	41,558	17,858
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(310)	2,061	(5,181)	(3,367)	(7,358)	181,105	75,136
Foreign Currency Transactions				—		—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares and Foreign Currency	(1,432)	(321,609)	233,973	(655,320)	160,973	(762,357)	610,102
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,575)	(70,049)	423,863	(176,848)	591,429	(482,209)	753,451
Distributions From:
Net Investment Income	—	(32,047)	(18,099)	(40,532)	(20,854)	(62,692)	(79,145)
Net Short-Term Gains	—	(34,803)	(31,411)	(62,657)	(72,770)	(2,939)	—
Net Long-Term Gains	—	(134,723)	(117,599)	(324,224)	(208,506)	(70,533)	(28,912)
Total Distributions	—	(201,573)	(167,109)	(427,413)	(302,130)	(136,164)	(108,057)
Capital Share Transactions (1):
Shares Issued	120,639	727,472	724,661	1,088,866	1,028,184	1,093,839	711,130
Shares Issued in Lieu of Cash Distributions	—	197,467	164,466	415,408	289,242	133,705	105,884
Shares Redeemed	(12,557)	(665,423)	(490,352)	(1,023,645)	(732,233)	(774,740)	(462,032)
Net Increase (Decrease) from Capital Share Transactions	108,082	259,516	398,775	480,629	585,193	452,804	354,982
Total Increase (Decrease) in Net Assets	106,507	(12,106)	655,529	(123,632)	874,492	(165,569)	1,000,376
Net Assets
Beginning of Period	—	3,297,199	2,641,670	4,824,003	3,949,511	2,837,026	1,836,650
End of Period	$106,507	$3,285,093	$3,297,199	$4,700,371	$4,824,003	$2,671,457	$2,837,026
(1) Shares Issued and Redeemed:
Shares Issued	12,664	33,265	34,475	68,282	65,144	34,996	24,946
Shares Issued in Lieu of Cash Distributions	—	9,289	8,437	26,806	19,632	4,257	3,849
Shares Redeemed	(1,335)	(30,180)	(23,449)	(64,141)	(46,421)	(24,958)	(16,184)
	11,329	12,374	19,463	30,947	38,355	14,295	12,611
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$173	$3,498	$4,811	$6,812	$4,469	$161	$(209)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		International Small Company Portfolio		Japanese Small Company Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,732	$35,857	$39,035	$10,384	$108,657	$76,419	$3,072	$2,264
Net Realized Gain (Loss) on:
Investment Securities Sold	37,442	16,379	24,982	2,392	331,045	164,696	(7,840)	(2,237)
Foreign Currency Transactions	174	17	105	(150)	1,035	(124)	(35)	(10)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	231,080	286,181	105,889	96,717	162,772	653,248	365	(6,622)
Translation of Foreign Currency Denominated Amounts	(44)	147	59	21	160	329	19	30
Net Increase (Decrease) in Net Assets Resulting from Operations	320,384	338,581	170,070	109,364	603,669	894,568	(4,419)	(6,575)
Distributions From:
Net Investment Income	(51,063)	(40,654)	(38,518)	(9,763)	(114,210)	(72,041)	(2,759)	(2,258)
Net Short-Term Gains	—	—	(2,252)	—	(28,033)	(13,690)	—	—
Net Long-Term Gains	—	—	(205)	—	(129,328)	(118,813)	—	—
Total Distributions	(51,063)	(40,654)	(40,975)	(9,763)	(271,571)	(204,544)	(2,759)	(2,258)
Capital Share Transactions (1):
Shares Issued	529,554	389,496	1,460,555	641,548	1,085,538	1,415,453	102,980	58,289
Shares Issued in Lieu of Cash Distributions	47,880	37,524	39,306	9,439	258,985	194,947	2,746	2,247
Shares Redeemed	(295,814)	(177,163)	(137,846)	(20,760)	(625,483)	(479,584)	(68,425)	(52,741)
Net Increase (Decrease) from Capital Share Transactions	281,620	249,857	1,362,015	630,227	719,040	1,130,816	37,301	7,795
Total Increase (Decrease) in Net Assets	550,941	547,784	1,491,110	729,828	1,051,138	1,820,840	30,123	(1,038)
Net Assets
Beginning of Period	1,673,239	1,125,455	851,077	121,249	4,546,071	2,725,231	168,957	169,995
End of Period	$2,224,180	$1,673,239	$2,342,187	$851,077	$5,597,209	$4,546,071	$199,080	$168,957
(1) Shares Issued and Redeemed:
Shares Issued	20,502	18,097	103,681	55,322	52,082	80,962	5,861	3,085
Shares Issued in Lieu of Cash Distributions	1,862	1,796	2,819	820	13,230	11,924	157	122
Shares Redeemed	(11,428)	(8,223)	(9,741)	(1,765)	(30,074)	(27,283)	(3,939)	(2,859)
	10,936	11,670	96,759	54,377	35,238	65,603	2,079	348
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(1,254)	$(1,125)	$1,609	$860	$6,151	$11,888	$894	$489

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Asia Pacific Small Company Portfolio		United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	March 1, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,553	$2,007	$899	$552	$2,554	$1,251	$4,578
Net Realized Gain (Loss) on:
Investment Securities Sold	4,912	(863)	1,545	1,355	7,620	2,501	(3)
Foreign Currency Transactions	93	(40)	13	10	39	—	9
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	32,175	16,555	(2,123)	7,425	4,064	22,126	(25,701)
Translation of Foreign Currency Denominated Amounts	(2)	1	—	—	10	6	14
Net Increase (Decrease) in Net Assets Resulting from Operations	40,731	17,660	334	9,342	14,287	25,884	(21,103)
Distributions From:
Net Investment Income	(3,089)	(1,662)	(1,097)	(594)	(2,638)	(1,315)	(2,361)
Net Short-Term Gains	—	—	(217)	(167)	(549)	(152)	—
Net Long-Term Gains	—	—	(1,092)	(851)	(1,842)	(5,105)	—
Total Distributions	(3,089)	(1,662)	(2,406)	(1,612)	(5,029)	(6,572)	(2,361)
Capital Share Transactions (1):
Shares Issued	58,296	23,659	11,009	4,976	94,168	23,819	375,453
Shares Issued in Lieu of Cash Distributions	3,008	1,630	2,404	1,611	4,921	6,468	2,263
Shares Redeemed	(24,176)	(8,677)	(6,010)	(3,087)	(27,699)	(11,399)	(17,412)
Net Increase (Decrease) from Capital Share Transactions	37,128	16,612	7,403	3,500	71,390	18,888	360,304
Total Increase (Decrease) in Net Assets	74,770	32,610	5,331	11,230	80,648	38,200	336,840
Net Assets
Beginning of Period	71,537	38,927	31,808	20,578	90,261	52,061	—
End of Period	$146,307	$71,537	$37,139	$31,808	$170,909	$90,261	$336,840
(1) Shares Issued and Redeemed:
Shares Issued	2,409	1,385	327	178	4,007	1,338	37,594
Shares Issued in Lieu of Cash Distributions	131	103	74	65	227	429	239
Shares Redeemed	(979)	(505)	(179)	(113)	(1,195)	(657)	(1,821)
	1,561	983	222	130	3,039	1,110	36,012
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$621	$163	$(171)	—	$(198)	$(32)	$1,877

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio		Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$162,639	$100,905	$61,164	$44,476	$17,268	$12,622	$24,655	$9,949
Net Realized Gain (Loss) on:
Investment Securities Sold	682,920	407,891	138,572	27,573	98,170	56,591	7,602	3,174
Foreign Currency Transactions	3,452	944	(116)	(570)	(319)	(457)	(348)	(915)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(197,398)	940,331	809,069	471,238	268,054	149,128	426,503	134,318
Translation of Foreign Currency Denominated Amounts	46	622	(26)	(23)	74	5	(1)	18
Deferred Thailand Capital Gains Tax	—	—	(825)	883	(451)	(387)	(772)	(380)
Net Increase (Decrease) in Net Assets Resulting from Operations	651,659	1,450,693	1,007,838	543,577	382,796	217,502	457,639	146,164
Distributions From:
Net Investment Income	(179,161)	(99,195)	(50,360)	(53,784)	(13,632)	(11,250)	(23,343)	(8,470)
Net Short-Term Gains	(22,039)	(25,926)	—	—	(5,938)	(3,016)	(1,657)	(80)
Net Long-Term Gains	(365,355)	(160,786)	(14,375)	—	(46,706)	(8,357)	(1,602)	—
Total Distributions	(566,555)	(285,907)	(64,735)	(53,784)	(66,276)	(22,623)	(26,602)	(8,550)
Capital Share Transactions (1):
Shares Issued	2,243,987	1,837,883	654,824	660,484	507,036	275,906	857,837	545,478
Shares Issued in Lieu of Cash Distributions	539,597	270,084	52,208	43,208	60,107	20,057	25,903	8,399
Shares Redeemed	(1,420,896)	(668,114)	(606,683)	(653,681)	(264,459)	(134,272)	(307,447)	(87,918)
Net Increase (Decrease) from Capital Share Transactions	1,362,688	1,439,853	100,349	50,011	302,684	161,691	576,293	465,959
Total Increase (Decrease) in Net Assets	1,447,792	2,604,639	1,043,452	539,804	619,204	356,570	1,007,330	603,573
Net Assets
Beginning of Period	6,733,067	4,128,428	2,344,990	1,805,186	838,948	482,378	822,136	218,563
End of Period	$8,180,859	$6,733,067	$3,388,442	$2,344,990	$1,458,152	$838,948	$1,829,466	$822,136
(1) Shares Issued and Redeemed:
Shares Issued	98,177	94,173	21,863	29,503	23,711	18,155	46,855	41,437
Shares Issued in Lieu of Cash Distributions	25,571	15,209	1,846	2,071	3,382	1,441	1,454	655
Shares Redeemed	(62,812)	(34,273)	(19,853)	(30,000)	(12,406)	(8,956)	(16,331)	(6,704)
	60,936	75,109	3,856	1,574	14,687	10,640	31,978	35,388
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$33,083	$14,322	$10,896	$3,623	$2,393	$935	$(11)	$1,260

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Five-Year Government Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$149,623	$88,286	$71,628	$15,882	$51,637	$38,415	$87,390	$55,362
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	(1,012)	(5,010)	(792)	(1,259)	—	(14,641)	(13,531)	(28,108)
Foreign Currency Transactions	—	—	—	—	—	—	(29,264)	8,867
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares and Foreign Currency	3,935	19,409	65,338	81,636	645	13,579	31,164	88,329
Translation of Foreign Currency Denominated Amounts	—	—	—	—	—	—	67,297	(42,594)
Net Increase (Decrease) in Net Assets Resulting from Operations	152,546	102,685	136,174	96,259	52,282	37,353	143,056	81,856
Distributions From:
Net Investment Income	(149,471)	(88,029)	(78,938)	(28,485)	(49,378)	(34,242)	(60,967)	(54,715)
Net Short-Term Gains	—	—	—	—	—	—	—	—
Net Long-Term Gains	—	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	(4,812)
Total Distributions	(149,471)	(88,029)	(78,938)	(28,485)	(49,378)	(34,242)	(60,967)	(59,527)
Capital Share Transactions (1):
Shares Issued	2,045,675	1,537,273	1,087,521	873,041	467,057	404,371	1,355,752	1,042,354
Shares Issued in Lieu of Cash Distributions	146,025	86,450	78,258	28,271	48,237	33,604	58,427	57,853
Shares Redeemed	(1,383,749)	(1,173,712)	(548,739)	(538,333)	(233,710)	(257,812)	(399,133)	(434,545)
Net Increase (Decrease) from Capital Share Transactions	807,951	450,011	617,040	362,979	281,584	180,163	1,015,046	665,662
Total Increase (Decrease) in Net Assets	811,026	464,667	674,276	430,753	284,488	183,274	1,097,135	687,991
Net Assets
Beginning of Period	2,418,551	1,953,884	2,423,622	1,992,869	932,121	748,847	2,387,784	1,699,793
End of Period	$3,229,577	$2,418,551	$3,097,898	$2,423,622	$1,216,609	$932,121	$3,484,919	$2,387,784
(1) Shares Issued and Redeemed:
Shares Issued	200,504	151,526	105,633	87,913	44,986	39,056	126,584	100,867
Shares Issued in Lieu of Cash Distributions	14,346	8,532	7,641	2,892	4,674	3,260	5,452	5,639
Shares Redeemed	(135,669)	(115,658)	(53,359)	(54,202)	(22,517)	(24,883)	(37,300)	(42,022)
	79,181	44,400	59,915	36,603	27,143	17,433	94,736	64,484
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$545	$393	$206	$7,516	$13,185	$10,926	$35,427	$43,308

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio		DFA Inflation-Protected Securities Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Sept. 18, 2006(a) to Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$51,217	$30,134	$4,228	$48	$25,609	$16,753	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	99	272	—	—	—	—	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	43,651	9,248	11,920	470	2,926	1,352	210
Net Increase (Decrease) in Net Assets Resulting from Operations	94,967	39,654	16,148	518	28,535	18,105	1,699
Distributions From:
Net Investment Income	(46,222)	(25,780)	(2,996)	—	(24,969)	(16,050)	(1,116)
Net Short-Term Gains	—	(43)	—	—	—	—	—
Net Long-Term Gains	(310)	(2,647)	—	—	—	—	—
Total Distributions	(46,532)	(28,470)	(2,996)	—	(24,969)	(16,050)	(1,116)
Capital Share Transactions (1):
Shares Issued	484,902	462,820	197,991	35,082	452,239	315,794	143,647
Shares Issued in Lieu of Cash Distributions	42,284	25,656	2,996	—	24,353	15,654	1,060
Shares Redeemed	(132,160)	(91,806)	(8,035)	(1,301)	(229,674)	(147,104)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	395,026	396,670	192,952	33,781	246,918	184,344	128,400
Total Increase (Decrease) in Net Assets	443,461	407,854	206,104	34,299	250,484	186,399	128,983
Net Assets
Beginning of Period	871,392	463,538	34,299	—	697,942	511,543	—
End of Period	$1,314,853	$871,392	$240,403	$34,299	$948,426	$697,942	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	42,833	41,320	19,382	3,495	45,158	31,649	14,330
Shares Issued in Lieu of Cash Distributions	3,751	2,296	298	—	2,434	1,571	106
Shares Redeemed	(11,629)	(8,199)	(786)	(128)	(22,928)	(14,747)	(1,624)
	34,955	35,417	18,894	3,367	24,664	18,473	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$14,503	$9,508	$1,299	$56	$2,527	$1,887	$399

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$41.24	$36.79	$34.59	$31.16	$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.80	(A)	0.71	(A)	0.60	0.61	0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	2.33	4.41	2.28	3.31	3.57
Total From Investment Operations	3.13	5.12	2.88	3.92	4.04
Less Distributions
Net Investment Income	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.76)	(0.67)	(0.68)	(0.49)	(0.44)
Net Asset Value, End of Period	$43.61	$41.24	$36.79	$34.59	$31.16
Total Return	7.66%	14.12%	8.41%	12.68%	14.90%
Net Assets, End of Period (thousands)	$3,415,833	$2,868,811	$2,088,128	$1,440,869	$1,017,265
Ratio of Expenses to Average Net Assets (D)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.15%	0.19%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to Average Net Assets	1.85%	1.85%	1.78%	1.92%	1.66%

Enhanced U.S. Large Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.95	$9.82	$9.35	$8.42	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.12	(A)	0.29	0.09	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	0.45	1.19	0.37	0.94	1.02
Total From Investment Operations	0.75	1.31	0.66	1.03	1.12
Less Distributions
Net Investment Income	(0.36)	(0.18)	(0.19)	(0.10)	(0.11)
Net Realized Gains	(0.43)	—	—	—	—
Total Distributions	(0.79)	(0.18)	(0.19)	(0.10)	(0.11)
Net Asset Value, End of Period	$10.91	$10.95	$9.82	$9.35	$8.42
Total Return	7.13%	13.52%	7.08%	12.28%	15.39%
Net Assets, End of Period (thousands)	$337,050	$347,216	$313,543	$221,744	$141,489
Ratio of Expenses to Average Net Assets (D)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.25%	0.26%	0.34%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	2.67%	1.19%	3.11%	0.95%	1.32%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Large Cap Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.40	$21.93	$19.37	$16.14	$13.63
Income From Investment Operations
Net Investment Income (Loss)	0.33	(A)	0.38	(A)	0.30	0.16	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.43)	3.50	2.49	3.28	2.50
Total From Investment Operations	(0.10)	3.88	2.79	3.44	2.70
Less Distributions
Net Investment Income	(0.32)	(0.35)	(0.23)	(0.21)	(0.19)
Net Realized Gains	(0.54)	(0.06)	—	—	—
Total Distributions	(0.86)	(0.41)	(0.23)	(0.21)	(0.19)
Net Asset Value, End of Period	$24.44	$25.40	$21.93	$19.37	$16.14
Total Return	(0.49)%	17.97%	14.49%	21.48%	20.10%
Net Assets, End of Period (thousands)	$7,535,552	$6,410,086	$4,046,083	$2,630,361	$1,709,428
Ratio of Expenses to Average Net Assets (D)	0.27%	0.28%	0.30%	0.32%	0.31%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery ofPreviously Waived Fees) (D)	0.27%	0.28%	0.30%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.64%	1.48%	0.89%	1.46%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

U.S. Targeted Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$18.69	$17.33	$17.09	$15.14	$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.21	(A)	0.32	0.86	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.32)	2.84	1.59	2.88	4.12
Total From Investment Operations	(1.12)	3.05	1.91	3.74	4.17
Less Distributions
Net Investment Income	(0.20)	(0.25)	(0.23)	(0.90)	(0.09)
Net Realized Gains	(1.48)	(1.44)	(1.44)	(0.89)	(1.35)
Total Distributions	(1.68)	(1.69)	(1.67)	(1.79)	(1.44)
Net Asset Value, End of Period	$15.89	$18.69	$17.33	$17.09	$15.14
Total Return	(6.59)%	19.48%	12.17%	27.36%	38.43%
Net Assets, End of Period (thousands)	$554,805	$215,338	$172,595	$159,325	$96,924
Ratio of Expenses to Average Net Assets (D)	0.41	%**	0.46%	0.47%	0.50%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery ofPreviously Waived Fees) (D)	0.41	%**	0.46%	0.47%	0.48%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.19%	1.91%	0.27%	0.41%
Portfolio Turnover Rate	9	%(C)*	N/A	N/A	N/A	N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$31.59		$28.74		$27.71		$23.26		$17.70
Income From Investment Operations
Net Investment Income (Loss)	0.30	(A)	0.28	(A)	0.29		0.30		0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.72)		5.06		2.66		5.73		7.21
Total From Investment Operations	(2.42)		5.34		2.95		6.03		7.29
Less Distributions
Net Investment Income	(0.28)		(0.23)		(0.26)		(0.38)		(0.07)
Net Realized Gains	(2.40)		(2.26)		(1.66)		(1.20)		(1.66)
Total Distributions	(2.68)		(2.49)		(1.92)		(1.58)		(1.73)
Net Asset Value, End of Period	$26.49		$31.59		$28.74		$27.71		$23.26
Total Return	(8.41)%		20.29%		11.32%		27.46%		45.92%
Net Assets, End of Period (thousands)	$8,802,846		$8,738,278		$6,924,234		$5,795,166		$4,209,747
Ratio of Expenses to Average Net Assets	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.98%		0.94%		1.04%		0.04%		0.46%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A

U.S. Core Equity 1 Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35	1.28	0.19
Total From Investment Operations	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.18)	(0.17)	—
Net Realized Gains	(0.03)	—	—
Total Distributions	(0.21)	(0.17)	—
Net Asset Value, End of Period	$11.83	$11.50	$10.22
Total Return	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	10%	6%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005	Year Ended Nov. 30, 2007	For the Period Dec. 30, 2005(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$11.65	$10.24	$10.00	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.17	(A)	0.03	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13	1.40	0.21	(0.25)	1.73
Total From Investment Operations	0.32	1.57	0.24	(0.09)	1.86
Less Distributions
Net Investment Income	(0.17)	(0.16)	—	(0.14)	(0.07)
Net Realized Gains	(0.03)	—	—	(0.18)	—
Total Distributions	(0.20)	(0.16)	—	(0.32)	(0.07)
Net Asset Value, End of Period	$11.77	$11.65	$10.24	$11.38	$11.79
Total Return	2.78%	15.50%	2.40	%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$2,939,420	$1,216,310	$182,078	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.23%	0.26%	0.26	%(B)(E)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23%	0.26%	0.38	%(B)(E)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.55%	1.55%	1.92	%(B)(E)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	7%	5%	0	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio		U.S. Small Cap Portfolio
	For the Period Oct. 4, 2007(a) to Nov. 30, 2007		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.00		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.62)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.60)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	—		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	—		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		(0.01)		—
Total Distributions	—		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$9.40		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(6.00	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$106,507		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.30	%(B)(E)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.60	%(B)(E)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	2.09	%(B)(E)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	0	%(C)	N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A

DFA Real Estate Securities Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	5%	4%	4%	1%	1%

International Core Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period Sept. 15, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$12.82	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.28	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	1.54	2.71	0.03
Total From Investment Operations	1.89	2.99	0.07
Less Distributions
Net Investment Income	(0.32)	(0.24)	—
Net Realized Gains	(0.04)	—	—
Total Distributions	(0.36)	(0.24)	—
Net Asset Value, End of Period	$14.35	$12.82	$10.07
Total Return	14.83%	30.06%	0.70	%(C)
Net Assets, End of Period (thousands)	$2,342,187	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.41%	0.48%	0.49	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41%	0.46%	0.90	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49%	2.35%	1.89	%(B)(E)
Portfolio Turnover Rate	4%	2%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—
Total Distributions	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	(1.35)	(1.22)	(1.02)	—	(0.32)
Total Distributions	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Continental Small Company Portfolio										DFA International Real Estate Securities Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		For the Period March 1, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$20.47		$15.78		$14.12		$12.60		$8.93		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.40	(A)	0.31	(A)	0.21		0.17		0.49		0.23	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	3.00		6.28		2.28		3.64		3.83		(0.76)
Total From Investment Operations	3.40		6.59		2.49		3.81		4.32		(0.53)
Less Distributions
Net Investment Income	(0.38)		(0.34)		(0.30)		(0.50)		(0.22)		(0.12)
Net Realized Gains	(0.54)		(1.56)		(0.53)		(1.79)		(0.43)		—
Total Distributions	(0.92)		(1.90)		(0.83)		(2.29)		(0.65)		(0.12)
Net Asset Value, End of Period	$22.95		$20.47		$15.78		$14.12		$12.60		$9.35
Total Return	16.99%		46.33%		18.42%		35.91%		52.10%		(5.38	)%(C)
Net Assets, End of Period (thousands)	$170,909		$90,261		$52,061		$33,839		$24,376		$336,840
Ratio of Expenses to Average Net Assets	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)	0.77	%(D)	0.48	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)	0.88	%(D)	0.48	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.70%		1.78%		1.77%		1.56%		2.07%		3.50	%(B)(E)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	18%	14%	13%	10%	10%

	Emerging Markets Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.40		$19.89		$15.61		$11.87	$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.64	(A)	0.48	(A)	0.58	(A)	0.27	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	9.88		5.61		4.13		3.80	3.18
Total From Investment Operations	10.52		6.09		4.71		4.07	3.34
Less Distributions
Net Investment Income	(0.53)		(0.58)		(0.43)		(0.33)	(0.12)
Net Realized Gains	(0.16)		—		—		—	—
Total Distributions	(0.69)		(0.58)		(0.43)		(0.33)	(0.12)
Net Asset Value, End of Period	$35.23		$25.40		$19.89		$15.61	$11.87
Total Return	42.08%		31.31%		30.65%		34.95%	39.13%
Net Assets, End of Period (thousands)	$3,388,442		$2,344,990		$1,805,186		$1,131,778	$594,076
Ratio of Expenses to Average Net Assets	0.60%		0.61%		0.69%		0.74%	0.78%
Ratio of Net Investment Income to Average Net Assets	2.12%		2.13%		3.28%		2.20%	1.79%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A	N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.96		$13.37		$11.44		$8.74		$5.89
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.30	(A)	0.27	(A)	0.11		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	6.86		4.86		2.37		2.85		2.88
Total From Investment Operations	7.17		5.16		2.64		2.96		2.98
Less Distributions
Net Investment Income	(0.26)		(0.26)		(0.22)		(0.19)		(0.07)
Net Realized Gains	(1.13)		(0.31)		(0.49)		(0.07)		(0.06)
Total Distributions	(1.39)		(0.57)		(0.71)		(0.26)		(0.13)
Net Asset Value, End of Period	$23.74		$17.96		$13.37		$11.44		$8.74
Total Return	42.58%		39.95%		24.27%		34.55%		51.84%
Net Assets, End of Period (thousands)	$1,458,152		$838,948		$482,378		$190,028		$84,353
Ratio of Expenses to Average Net Assets	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)
Ratio of Net Investment Income to Average Net Assets	1.48%		1.92%		2.21%		1.41%		1.81%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	For the Period April 5, 2005(a) to Nov. 30, 2005
Net Asset Value, Beginning of Period	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	6.10	3.54	1.51
Total From Investment Operations	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.32)	(0.22)	(0.07)
Net Realized Gains	(0.06)	—	—
Total Distributions	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$21.20	$15.13	$11.54
Total Return	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—	—	(0.12)
Total Distributions	(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.96%		3.89%		2.78%	1.40%	1.45%

	DFA Two-Year Global Fixed Income Portfolio
	Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—	—	—
Total Distributions	(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Government Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	(0.38)	—
Tax Return of Capital	—	—	—	—	—
Total Distributions	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	0%	86%	36%	45%	149%

DFA Five-Year Global Fixed Income Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	(0.42)	(0.10)
Tax Return of Capital	—	(0.02)	—	—	—
Total Distributions	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	108%	92%	69%	90%	103%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Intermediate Government Fixed Income Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	—	(0.06)	(0.04)	(0.29)	(0.20)
Total Distributions	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	0%	3%	16%	6%	23%

	DFA Inflation-Protected Securities Portfolio
	Year Ended Nov. 30, 2007		For the Period Sept. 18, 2006(a) to Nov. 30, 2006
Net Asset Value, Beginning of Period	$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50		0.17
Total From Investment Operations	0.95		0.19
Less Distributions
Net Investment Income	(0.34)		—
Net Realized Gains	—		—
Total Distributions	(0.34)		—
Net Asset Value, End of Period	$10.80		$10.19
Total Return	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	0%		0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	For the Period April 2, 2007(a) to Nov. 30, 2007
Net Asset Value, Beginning of Period	$10.02	$9.99	$10.09	$10.13	$9.97	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.02	(0.11)	(0.04)	0.15	0.02
Total From Investment Operations	0.33	0.30	0.11	0.13	0.31	0.22
Less Distributions
Net Investment Income	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.15)
Total Distributions	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.15)
Net Asset Value, End of Period	$10.05	$10.02	$9.99	$10.09	$10.13	$10.07
Total Return	3.38%	3.01%	1.11%	1.27%	3.17%	2.23	%(C)
Net Assets, End of Period (thousands)	$948,426	$697,942	$511,543	$381,709	$213,389	$128,983
Ratio of Expenses to Average Net Assets	0.23%	0.26%	0.30%	0.30%	0.30%	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23%	0.24%	0.29%	0.33%	0.34%	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.07%	2.77%	2.22%	1.73%	1.60%	3.22	%(B)(E)
Portfolio Turnover Rate	0%	0%	2%	6%	0%	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-nine operational portfolios, of which thirty-two (the "Portfolios") are included in this report and the remaining seventeen are presented in separate reports.

Of the Portfolios, fifteen (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 11/30/07
U.S. Large Company Portfolio	The U.S. Large Company Series	76%

Enhanced U.S. Large Company Portfolio	The Enhanced U.S. Large Company Series	100%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	74%

U.S. Small Cap Value Portfolio	The U.S. Small Cap Value Series	100%

U.S. Small Cap Portfolio	The U.S. Small Cap Series	92%

U.S. Micro Cap Portfolio	The U.S. Micro Cap Series	100%

International Small Company Portfolio	The Japanese Small Company Series	84%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	93%

	The Continental Small Company Series	89%

	The Canadian Small Company Series	97%

Japanese Small Company Portfolio	The Japanese Small Company Series	13%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	12%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%

Continental Small Company Portfolio	The Continental Small Company Series	8%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	96%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	100%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	94%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio, which invests in the five Master Funds indicated. The International Small Company Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its prorata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective October 10, 2007, the Fund established two new classes of shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Small Cap Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of each Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class RI shares and Class R2 shares had not commenced operations as of November 30, 2007.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values, or for U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of their corresponding Master Funds.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The U.S. Large Company Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the year ended November 30, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Targeted Value Portfolio**	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

Emerging Markets Core Equity Portfolio	0.55%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the year ended November 30, 2007, the Feeder Funds' and the U.S. Targeted Value Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio**	0.25%

U.S. Small Cap Value Portfolio	0.30%

U.S. Small Cap Portfolio	0.32%

U.S. Micro Cap Portfolio	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

**  Effective March 30, 2007, the U.S. Targeted Value Portfolio no longer invests substantially all of its assets in The U.S. Targeted Value Series. Instead, the U.S. Targeted Value Portfolio's assets are managed directly in accordance with the Portfolio's investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolio, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the U.S. Targeted Value Portfolio is identical to the advisory fee that was charged to The U.S. Targeted Value Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through April 1, 2008, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended November 30, 2007, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	$89	$3,587
Enhanced U.S. Large Company Portfolio (2)	0.45%	—	—
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (3)	0.23%	28	—
U.S. Core Equity 2 Portfolio (3)	0.26%	48	—
U.S. Vector Equity Portfolio (3)	0.36%	69	—
T.A. U.S. Core Equity 2 Portfolio (3)	0.30%	—	24
International Core Equity Portfolio (3)	0.49%	—	—
International Small Company Portfolio (4)	0.45%	—	—

Portfolios	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Japanese Small Company Portfolio (4)	0.47%	$5	$—
Asia Pacific Small Company Portfolio (4)	0.47%	34	52
United Kingdom Small Company Portfolio (4)	0.47%	—	62
Continental Small Company Portfolio (4)	0.47%	56	12
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
Emerging Markets Portfolio (1)	1.00%	—	—
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	31
DFA Short-Term Municipal Bond Portfolio (6)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	16

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement for the Emerging Markets Portfolio.

(2) The Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses, including the expenses the Portfolio bears as a shareholder of its Master Fund, exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's total direct and indirect expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. Effective March 30, 2007, the Advisor did not renew the Fee Waiver and Expense Assumption Agreement.

(3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume a Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio

Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $157 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$64

Enhanced U.S. Large Company Portfolio	7

U.S. Large Cap Value Portfolio	149

U.S. Targeted Value Portfolio	7

U.S. Small Cap Value Portfolio	202

U.S. Core Equity 1 Portfolio	19

U.S. Core Equity 2 Portfolio	43

U.S. Vector Equity Portfolio	14

T.A. U.S. Core Equity 2 Portfolio	3

U.S. Small Cap Portfolio	70

U.S. Micro Cap Portfolio	99

DFA Real Estate Securities Portfolio	58

Large Cap International Portfolio	39

International Core Equity Portfolio	30

International Small Company Portfolio	106

Japanese Small Company Portfolio	4

Asia Pacific Small Company Portfolio	2

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	3

DFA International Real Estate Securities Portfolio	3

DFA International Small Cap Value Portfolio	159

Emerging Markets Portfolio	57

Emerging Markets Small Cap Portfolio	23

Emerging Markets Core Equity Portfolio	25

DFA One-Year Fixed Income Portfolio	60

DFA Two-Year Global Fixed Income Portfolio	55

DFA Five-Year Government Portfolio	21

DFA Five-Year Global Fixed Income Portfolio	57

DFA Intermediate Government Fixed Income Portfolio	21

DFA Inflation-Protected Securities Portfolio	2

DFA Short-Term Municipal Bond Portfolio	16

DFA California Short-Term Municipal Bond Portfolio	1

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Targeted Value Portfolio*	—	—	$363,352	$34,270
U.S. Core Equity 1 Portfolio	—	—	609,167	95,728
U.S. Core Equity 2 Portfolio	—	—	1,904,387	157,631
U.S. Vector Equity Portfolio	—	—	663,443	100,341
T.A. U.S. Core Equity 2 Portfolio	—	—	110,840	308
DFA Real Estate Securities Portfolio	—	—	887,489	482,196
Large Cap International Portfolio	—	—	344,619	92,878
International Core Equity Portfolio	—	—	1,393,548	69,207
DFA International Real Estate Securities Portfolio	—	—	363,581	4,646
DFA International Small Cap Value Portfolio	—	—	2,376,138	1,448,421
Emerging Markets Core Equity Portfolio	—	—	596,772	27,291
DFA Five-Year Government Portfolio	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	—	2,470,700	2,413,001
DFA Intermediate Government Fixed Income Portfolio	$404,481	$4,066	—	—
DFA Inflation-Protected Securities Portfolio	192,082	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	9,710	1,005
DFA California Short-Term Municipal Bond Portfolio	—	—	82,599	2,543

*  For the period March 30, 2007 through November 30, 2007, during which the Portfolio invested directly in securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Large Cap Value Portfolio	$25,679	$(5,893)	$(19,786)
U.S. Targeted Value Portfolio	1,651	325	(1,976)
U.S. Small Cap Value Portfolio	60,801	(6,098)	(54,703)
U.S. Core Equity 1 Portfolio	—	(51)	51
U.S. Core Equity 2 Portfolio	—	(150)	150

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
U.S. Vector Equity Portfolio	—	$(10)	$10
T.A. U.S. Core Equity 2 Portfolio	$(6)	6	—
U.S. Small Cap Portfolio	12,986	(2,557)	(10,429)
U.S. Micro Cap Portfolio	26,352	(2,525)	(23,827)
DFA Real Estate Securities Portfolio	7,430	5,577	(13,007)
Large Cap International Portfolio	2,627	(815)	(1,812)
International Core Equity Portfolio	(3)	382	(379)
International Small Company Portfolio	15,432	(60)	(15,372)
Japanese Small Company Portfolio	(2,827)	102	2,725
Asia Pacific Small Company Portfolio	—	34	(34)
United Kingdom Small Company Portfolio	107	17	(124)
Continental Small Company Portfolio	628	(82)	(546)
DFA International Real Estate Securities Portfolio	392	(340)	(52)
DFA International Small Cap Value Portfolio	52,905	34,339	(87,244)
Emerging Markets Portfolio	13,489	(2,961)	(10,528)
Emerging Markets Small Cap Portfolio	8,818	(1,721)	(7,097)
Emerging Markets Core Equity Portfolio	1,777	(1,668)	(109)
DFA Five-Year Global Fixed Income Portfolio	—	(43,171)	43,171
DFA Inflation-Protected Securities Portfolio	(11)	11	—
DFA California Short-Term Municipal Bond Portfolio	(22)	22	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio
2006	$1,296	—	$1,296
2007	13,979	—	13,979
U.S. Small Cap Portfolio
2006	49,510	$117,599	167,109
2007	70,394	144,164	214,558
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975
International Small Company Portfolio
2006	90,178	123,568	213,746
2007	147,606	139,397	287,003
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
United Kingdom Small Company Portfolio
2006	799	888	1,687
2007	1,360	1,153	2,513
Continental Small Company Portfolio
2006	1,559	5,185	6,744
2007	3,386	2,271	5,657
DFA International Real Estate Securities Portfolio
2006	—	—	—
2007	2,768	—	2,768
DFA International Small Cap Value Portfolio
2006	132,360	176,381	308,741
2007	218,066	401,394	619,460
Emerging Markets Portfolio
2006	55,765	587	56,352
2007	54,872	23,352	78,224
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	27,462
2007	21,595	53,499	75,094

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
Emerging Markets Core Equity Portfolio
2006	$9,153	$83	—	$9,236
2007	26,413	1,966	—	28,379
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
DFA Five-Year Government Portfolio
2006	34,242	—	—	34,242
2007	49,378	—	—	49,378
DFA Five-Year Global Fixed Income Portfolio
2006	54,715	—	$4,812	59,527
2007	60,967	—	—	60,967
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	2,647	—	28,470
2007	46,222	310	—	46,532
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
DFA California Short-Term Municipal Bond Portfolio
2006	—	—	—	—
2007	1,116	—	—	1,116

The T.A. U.S. Core Equity 2 Portfolio commenced operations on October 4, 2007 and did not pay any distributions for the year ended November 30, 2007.

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$6,184	$19,494	$25,678
U.S. Targeted Value Portfolio	642	1,009	1,651
U.S. Small Cap Value Portfolio	10,316	50,484	60,800
U.S. Small Cap Portfolio	3,544	9,442	12,986
U.S. Micro Cap Portfolio	6,219	20,133	26,352
DFA Real Estate Securities Portfolio	—	7,430	7,430
Large Cap International Portfolio	1,718	909	2,627
International Small Company Portfolio	5,363	10,069	15,432
United Kingdom Small Company Portfolio	46	61	107
Continental Small Company Portfolio	200	428	628
DFA International Real Estate Securities Portfolio	407	—	407
DFA International Small Cap Value Portfolio	16,866	36,039	52,905
Emerging Markets Portfolio	4,513	8,976	13,489
Emerging Markets Small Cap Portfolio	2,025	6,793	8,818
Emerging Markets Core Equity Portfolio	1,413	364	1,777

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
U.S. Large Company Portfolio	$16,418	—	$(43,516)	$(27,098)
Enhanced U.S. Large Company Portfolio	437	$17,593	—	18,030
U.S. Large Cap Value Portfolio	24,048	315,456	—	339,504
U.S. Targeted Value Portfolio	801	14,001	—	14,802
U.S. Small Cap Value Portfolio	9,049	747,955	—	757,004
U.S. Core Equity 1 Portfolio	365	—	(3,266)	(2,901)
U.S. Core Equity 2 Portfolio	518	—	(15,562)	(15,044)
U.S. Vector Equity Portfolio	3,134	—	(1,759)	1,375
T.A. U.S. Core Equity 2 Portfolio	176	—	(310)	(134)
U.S. Small Cap Portfolio	5,401	173,651	—	179,052
U.S. Micro Cap Portfolio	15,440	350,692	—	366,132
DFA Real Estate Securities Portfolio	6,039	197,632	—	203,671
Large Cap International Portfolio	1,808	28,914	—	30,722
International Core Equity Portfolio	9,660	17,053	—	26,713
International Small Company Portfolio	59,881	279,890	—	339,771
Japanese Small Company Portfolio	1,167	—	(45,815)	(44,648)
Asia Pacific Small Company Portfolio	1,464	—	(8,758)	(7,294)
United Kingdom Small Company Portfolio	346	1,310	—	1,656
Continental Small Company Portfolio	347	6,764	—	7,111
DFA International Real Estate Securities Portfolio	9,175	—	(46)	9,129
DFA International Small Cap Value Portfolio	127,551	533,420	—	660,971
Emerging Markets Portfolio	11,723	126,583	—	138,306
Emerging Markets Small Cap Portfolio	9,706	83,686	—	93,392
Emerging Markets Core Equity Portfolio	1,863	5,265	—	7,128
DFA One-Year Fixed Income Portfolio	605	—	(12,609)	(12,004)
DFA Two-Year Global Fixed Income Portfolio	284	296	—	580
DFA Five-Year Government Portfolio	13,206	—	(22,270)	(9,064)
DFA Five-Year Global Fixed Income Portfolio	48,470	—	(32,933)	15,537
DFA Intermediate Government Fixed Income Portfolio	14,525	35	—	14,560
DFA Inflation-Protected Securities Portfolio	1,298	—	—	1,298
DFA Short-Term Municipal Bond Portfolio	2,544	—	(17)	2,527
DFA California Short-Term Municipal Bond Portfolio	—	—	(4)	(4)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2008	2009	2010	2011	2012	2013	2014	2015	Total
U.S. Large Company Portfolio	—	—	—	$28,579	—	$5,485	$8,867	$585	$43,516
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	—	3,266	3,266
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	15,562	15,562
U.S. Vector Equity Portfolio	—	—	—	—	—	—	—	1,759	1,759
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	—	310	310
Japanese Small Company Portfolio	$632	$3,508	$4,453	19,912	$3,801	3,055	2,451	8,003	45,815
Asia Pacific Small Company Portfolio	—	—	—	5,837	1,150	907	864	—	8,758
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	46	46
DFA One-Year Fixed Income Portfolio	—	—	—	—	1,119	4,660	—	6,830	12,609
DFA Five-Year Government Portfolio	—	—	—	—	884	6,795	14,591	—	22,270
DFA Five-Year Global Fixed Income Portfolio	—	—	—	—	4,667	12,384	15,882	—	32,933
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	17	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	—	4	4

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$6,873
Asia Pacific Small Company Portfolio	4,971
DFA Two-Year Global Fixed Income Portfolio	216
DFA Five-Year Global Fixed Income Portfolio	375

For the year ended November 30, 2007, the Japanese Small Company Portfolio had capital loss carryforward expirations of $2,827 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) and/or realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
Large Cap International Portfolio	$3,274	$4,205
International Core Equity Portfolio	448	274
International Small Company Portfolio	17,298	8,939
Japanese Small Company Portfolio	269	511
Asia Pacific Small Company Portfolio	782	384
United Kingdom Small Company Portfolio	394	61
Continental Small Company Portfolio	196	610
DFA International Real Estate Securities Portfolio	7,291	42
DFA International Small Cap Value Portfolio	28,901	53,595
Emerging Markets Portfolio	1,146	1,577
Emerging Markets Small Cap Portfolio	255	243

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,611,014	$922,883	$(117,707)	$805,176
Enhanced U.S. Large Company Portfolio	315,661	56,322	(34,900)	21,422
U.S. Large Cap Value Portfolio	6,505,833	1,158,924	(128,139)	1,030,785
U.S. Targeted Value Portfolio	631,971	52,067	(75,319)	(23,253)
U.S. Small Cap Value Portfolio	7,870,111	1,155,870	(220,584)	935,286
U.S. Core Equity 1 Portfolio	1,280,847	150,378	(80,015)	70,363
U.S. Core Equity 2 Portfolio	3,301,364	310,222	(243,185)	67,037
U.S. Vector Equity Portfolio	1,099,280	90,889	(96,800)	(5,911)
T.A. U.S. Core Equity 2 Portfolio	135,433	2,029	(3,461)	(1,432)
U.S. Small Cap Portfolio	2,888,318	481,038	(83,271)	397,767
U.S. Micro Cap Portfolio	3,998,620	990,529	(287,057)	703,472
DFA Real Estate Securities Portfolio	2,906,281	495,350	(77,086)	418,264
Large Cap International Portfolio	1,677,118	775,685	(51,504)	724,181
International Core Equity Portfolio	2,402,213	310,593	(107,048)	203,545
International Small Company Portfolio	4,170,302	1,714,906	(279,533)	1,435,373
Japanese Small Company Portfolio	291,042	59,683	(151,531)	(91,893)
Asia Pacific Small Company Portfolio	122,425	85,062	(61,140)	23,929
United Kingdom Small Company Portfolio	25,042	31,359	(19,256)	12,103
Continental Small Company Portfolio	129,576	100,118	(58,724)	41,394
DFA International Real Estate Securities Portfolio	392,870	6,523	(39,511)	(32,988)
DFA International Small Cap Value Portfolio	7,878,059	2,260,204	(632,084)	1,628,120
Emerging Markets Portfolio	1,466,489	1,964,831	(41,651)	1,923,180
Emerging Markets Small Cap Portfolio	946,709	540,213	(28,194)	512,019
Emerging Markets Core Equity Portfolio	1,430,128	609,734	(28,613)	581,121
DFA One-Year Fixed Income Portfolio	3,221,211	18,786	(10,088)	8,698
DFA Two-Year Global Fixed Income Portfolio	2,995,121	115,768	(12,666)	103,102
DFA Five-Year Government Portfolio	1,219,522	366	(60)	306
DFA Five-Year Global Fixed Income Portfolio	3,415,518	103,128	(16,050)	87,078
DFA Intermediate Government Fixed Income Portfolio	1,242,454	55,550	—	55,550
DFA Inflation-Protected Securities Portfolio	224,878	14,541	(2,151)	12,390
DFA Short-Term Municipal Bond Portfolio	942,689	294	(1,470)	(1,176)
DFA California Short-Term Municipal Bond Portfolio	128,459	216	(5)	211

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Forward Currency Contracts: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2007, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Nov. 30, 2007	Unrealized Foreign Exchange Gain (Loss)
12/14/07	71,239	Australian Dollar	$65,773	$62,880	$2,893
12/14/07	6,986	Denmark Krone	1,376	1,371	5
12/14/07	94,909	Euro	139,474	138,893	581
12/14/07	37,028,141	Japanese Yen	330,495	333,844	(3,349)
12/14/07	16,188	Pound Sterling	34,120	33,267	853
12/14/07	303,356	Swedish Krona	48,148	47,489	659
12/14/07	215,969	Swiss Franc	192,126	190,916	1,210
12/18/07	129,702	Euro	189,471	189,829	(358)
12/18/07	36,468,811	Japanese Yen	331,861	328,971	2,890
12/28/07	36,119	Euro	53,611	52,875	736
12/28/07	36,503,932	Japanese Yen	336,584	329,714	6,870
			$1,723,039	$1,710,049	$12,990

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Targeted Value Portfolio	6.27%	$2,988	20	$10	$13,732
U.S. Core Equity 1 Portfolio	5.63%	4,079	1	1	4,079
DFA Real Estate Securities Portfolio	6.00%	2,947	12	6	6,888

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	5.31%	$4,813	10	$7	$9,010
DFA International Small Cap Value Portfolio	5.78%	10,299	18	30	30,086
International Small Company Portfolio	5.98%	3,299	8	4	5,243
Emerging Markets Core Equity Portfolio	5.30%	1,892	24	7	4,602

At November 30, 2007, the DFA International Small Cap Value Portfolio had a loan outstanding in the amount of $1,135 (in thousands).

I.  Securities Lending:

As of November 30, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

L.  Other:

At November 30, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio	2	68%
Enhanced U.S. Large Company Portfolio	3	79%
U.S. Large Cap Value Portfolio	3	70%
U.S. Targeted Value Portfolio	2	24%
U.S. Small Cap Value Portfolio	1	36%
U.S. Core Equity 1 Portfolio	2	60%
U.S. Core Equity 2 Portfolio	4	76%
U.S. Vector Equity Portfolio	4	87%
T.A. U.S. Core Equity 2 Portfolio	2	84%
U.S. Small Cap Portfolio	1	24%
U.S. Micro Cap Portfolio	2	54%
DFA Real Estate Securities Portfolio	2	70%
Large Cap International Portfolio	2	67%
International Core Equity Portfolio	3	58%
International Small Company Portfolio	2	51%
Japanese Small Company Portfolio	3	57%
Asia Pacific Small Company Portfolio	3	80%
United Kingdom Small Company Portfolio	2	76%
Continental Small Company Portfolio	2	55%
DFA International Real Estate Securities Portfolio	2	80%
DFA International Small Cap Value Portfolio	2	48%
Emerging Markets Portfolio	1	38%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets Small Cap Portfolio	2	45%
Emerging Markets Core Equity Portfolio	2	62%
DFA One-Year Fixed Income Portfolio	3	79%
DFA Two-Year Global Fixed Income Portfolio	2	80%
DFA Five-Year Government Portfolio	3	74%
DFA Five-Year Global Fixed Income Portfolio	3	70%
DFA Intermediate Government Fixed Income Portfolio	2	82%
DFA Inflation-Protected Securities Portfolio	1	82%
DFA Short-Term Municipal Bond Portfolio	3	83%
DFA California Short-Term Municipal Bond Portfolio	4	89%

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Core Equity Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio and TA U.S. Core Equity 2 Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

DIMENSIONAL INVESTMENT GROUP INC.
PERFORMANCE CHART

DFA International Value Portfolio Institutional Class vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000
DFA International Value Portfolio Institutional Class
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$34,659
$23,680

Average Annual Total Return	One Year	Five Years	Ten Years
	17.09%	26.81%	13.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

DIMENSIONAL INVESTMENT GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

International Equity Market Review   Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were enhanced by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	34.21%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

International Value Portfolio

The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held approximately 600 stocks in 22 developed-country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends), 12.30% for the MSCI EAFE Value Index, and 17.09% for the International Value Portfolio. Relative to the MSCI EAFE Index (net dividends), the underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and Index. Results for the MSCI EAFE Index are not diminished by management and administrative expenses associated with running a live portfolio.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLE

	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$987.90	0.44%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.88	0.44%	$2.22

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) (256,168,134 Shares) at Value†	$6,263,311
Affiliated Investment Company Shares Sold	8,137
Receivable for Fund Shares Sold	4,837
Prepaid Expenses and Other Assets	46
Total Assets	6,276,331
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	51
Fund Shares Redeemed	12,923
Due to Advisor	1,044
Accrued Expenses and Other Liabilities	244
Total Liabilities	14,262
NET ASSETS	$6,262,069
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	245,453,006
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.51
Investment at Cost	$4,323,122
NET ASSETS CONSIST OF:
Paid-In Capital	$4,243,203
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	20,513
Accumulated Net Realized Gain (Loss)	58,164
Net Unrealized Appreciation (Depreciation)	1,940,189
NET ASSETS	$6,262,069
(1) NUMBER OF SHARES AUTHORIZED	350,000,000

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$172,644
Expenses
Administrative Services Fees	11,144
Accounting & Transfer Agent Fees	88
Filing Fees	131
Shareholders' Reports	101
Directors'/Trustees' Fees & Expenses	49
Legal Fees	113
Audit Fees	15
Other	18
Total Expenses	11,659
Net Investment Income (Loss)	160,985
Net Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	120,165
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(11,416)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	529,397
Net Realized and Unrealized Gain (Loss)	638,146
Net Increase (Decrease) in Net Assets Resulting from Operations	$799,131

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$160,985	$112,132
Capital Gain Distributions Received from Affiliated Investment Company	120,165	73,938
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(11,416)	(4,741)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	529,397	835,662
Net Increase (Decrease) in Net Assets Resulting from Operations	799,131	1,016,991
Distributions From:
Net Investment Income	(140,110)	(110,180)
Net Short-Term Gains	(9,341)	(6,639)
Net Long-Term Gains	(65,358)	(43,737)
Total Distributions	(214,809)	(160,556)
Capital Share Transactions (1):
Shares Issued	2,157,333	1,498,950
Shares Issued in Lieu of Cash Distributions	192,509	141,308
Shares Redeemed	(1,128,154)	(559,091)
Net Increase (Decrease) from Capital Share Transactions	1,221,688	1,081,167
Total Increase (Decrease) in Net Assets	1,806,010	1,937,602
Net Assets
Beginning of Period	4,456,059	2,518,457
End of Period	$6,262,069	$4,456,059

(1) Shares Issued and Redeemed:
Shares Issued	86,715	73,946
Shares Issued in Lieu of Cash Distributions	7,988	7,484
Shares Redeemed	(45,424)	(27,813)
	49,279	53,617
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$20,513	$6,029

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) (Realized and Unrealized)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2007, the Portfolio owned 65% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective October 10, 2007, the Fund established two new classes of shares of the Portfolio contained in this report, which new classes are designated as Class R1 shares and Class R2 shares. In conjunction with the creation of these two additional classes of shares, the original class of shares of the Portfolio of the Fund contained in this report was renamed the "Institutional Class shares" effective October 10, 2007. The designation of the original class of shares as "Institutional Class shares" did not change the fees, expenses, rights or preferences of the shares. The Class R1 Shares and Class R2 shares had not commenced operations as of November 30, 2007.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Series held by the Portfolio are valued at their respective daily net asset value.

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses. At November 30, 2007, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $110 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2007, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$10,950	$(6,391)	$(4,559)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes differs from the amount above due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Net Long-Term Capital Gains	Total
$6,625	$4,325	$10,950

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$20,631	$106,309	$126,940

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,371,276	$1,940,188	$(48,153)	$1,892,035

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 21, 2008. There were no borrowings by the Portfolio under this line of credit during the year ended November 30, 2007.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

H.  Other:

At November 30, 2007, two shareholders held approximately 47% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DFA International Value Portfolio and
Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Large Company Series vs. S&P 500 Index
November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
$18,188
$18,140
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.77%	11.63%	6.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The Enhanced U.S. Large Company Series vs. S&P 500 Index

November 30, 1997-November 30, 2007

Growth of $10,000
The Enhanced U.S. Large Company Series
S&P 500 Index
$20,000
$10,000
$0
$18,188
$18,179
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	7.37%	11.27%	6.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

The U.S. Large Cap Value Series vs. Russell 1000 Value Index

November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Large Cap Value Series
Russell 1000 Value Index
$30,000
$20,000
$10,000
$0
$24,202
$21,785
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.32%	14.61%	9.24%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The U.S. Small Cap Value Series vs. Russell 2000 Value Index
November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Small Cap Value Series
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$31,050
$24,821

Average Annual Total Return	One Year	Five Years	Ten Years
	-8.11%	18.29%	12.00%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Small Cap Series vs. Russell 2000 Index

November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Small Cap Series
Russell 2000 Index
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$24,541
$20,177

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.86%	15.56%	9.39%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The U.S. Micro Cap Series vs. Russell 2000 Index
November 30, 1997-November 30, 2007

Growth of $10,000
The U.S. Micro Cap Series
Russell 2000 Index
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$28,011
$20,177

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.24%	16.71%	10.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The DFA International Value Series vs. MSCI EAFE Index (net dividends)

November 30, 1997-November 30, 2007

Growth of $10,000
The DFA International Value Series
MSCI EAFE Index (net dividends)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$35,429
$23,680

Average Annual Total Return	One Year	Five Years	Ten Years
	17.32%	27.08%	13.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Japanese Small Company Series vs.
MSCI Japan Small Cap Index (net dividends), MSCI Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
The Japanese Small Company Series
MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (price-only)
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$21,073
$17,631
$16,600

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.16%	19.96%	7.74%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Asia Pacific Small Company Series vs.
MSCI Pacific ex Japan Small Cap Index (net dividends), MSCI Pacific ex Japan Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
The Asia Pacific Small Company Series
MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (price-only)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$50,139
$49,046
$31,311

Average Annual Total Return	One Year	Five Years	Ten Years
	47.23%	35.55%	17.49%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The United Kingdom Small Company Series vs.
MSCI UK Small Cap Index (net dividends), MSCI UK Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000
The United Kingdom Small Company Series
MSCI UK Small Cap Index (net dividends)
MSCI UK Small Cap Index (price-only)
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$31,715
$30,590
$23,616

Average Annual Total Return	One Year	Five Years	Ten Years
	2.42%	25.72%	12.23%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Continental Small Company Series vs.
MSCI Europe ex UK Small Cap Index (net dividends), MSCI Europe ex UK Small Cap Index (price-only)
November 30, 1997-November 30, 2007

Growth of $10,000

The Continental Small Company Series
MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (price-only)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$48,059
$40,780
$31,272

Average Annual Total Return	One Year	Five Years	Ten Years
	17.49%	33.83%	17.00%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Canadian Small Company Series vs. MSCI Canada Small Cap Index (net div.)
April 2, 2007-November 30, 2007

Growth of $10,000
The Canadian Small Company Series
MSCI Canada Small Cap Index (net div.)
$20,000
$10,000
$0
04/07
11/07
$11,020
$10,809

Total Return	From 4/2/2007
	10.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Emerging Markets Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
November 30, 1997-November 30, 2007

Growth of $10,000
The Emerging Markets Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$48,279
$45,440
$39,634
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	42.62%	36.10%	16.34%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The Emerging Markets Small Cap Series vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
November 30, 1997-November 30, 2007

Growth of $10,000
The Emerging Markets Small Cap Series
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$57,740
$48,363
$39,634

Average Annual Total Return	One Year	Five Years	Ten Years
	43.32%	39.04%	19.16%

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1.0% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

The DFA One-Year Fixed Income Series vs.
Merrill Lynch Six-Month US Treasury Bill Index, Merrill Lynch One-Year US Treasury Note Index
November 30, 1997-November 30, 2007

Growth of $10,000
The DFA One-Year Fixed Income Series
Merrill Lynch Six-Month US Treasury Bill Index
Merrill Lynch One-Year US Treasury Note Index
$20,000
$10,000
$0
$15,220
$15,180
$14,829
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.31%	3.09%	4.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The DFA Two-Year Global Fixed Income Series vs. Citigroup World Government Bond Index 1-3 Years (hedged)
November 30, 1997-November 30, 2007

Growth of $10,000

The DFA Two-Year Global Fixed Income Series
Citigroup World Government Bond Index 1-3 Years (hedged)
Merrill Lynch US Government/Corporate Index 1-3 Years
$20,000
$10,000
$0
$16,294
$15,816
$15,400
11/97
1999
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	Ten Years
	5.15%	3.02%	4.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup bond indexes copyright 2008 by Citigroup. The Merrill Lynch Indices are used with permission; copyright 2008 Merrill Lynch, Pierce, Fenner & Smith Incorporated; all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity Seriess are company size and company value/growth characteristics of the Series holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional Series, in The U.S. Large Company Series. Moreover, the Portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor"or "Dimensional") generally results in Series with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Domestic Equity Seriess' Performance Overview

The U.S. Large Company Series

The U.S. Large Company Series seeks to approximate the returns of the S&P 500 Index® by investing in S&P 500 Index® stocks in approximately the same proportions as they are represented in the S&P 500 Index®. The Series was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were less than 1% of the Series' assets. For the year ended November 30, 2007, total returns were 7.77% for The U.S. Large Company Series, and 7.72% for the S&P 500 Index®. The securities in the Series closely tracked the investment results of the S&P 500 Index®. Outperformance of the Series relative to the Index was primarily due to securities lending income and careful trading around Index reconstitutions.

The Enhanced U.S. Large Company Series

The Enhanced U.S. Large Company Series seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index® through an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index® futures contracts or swaps. For the year ended November 30, 2007, approximately 95.5% of the overlay instruments consisted of S&P 500 Index® futures contracts with one swap contract making up the remainder. The behavior of S&P 500 Index® futures contracts is determined principally by the performance of the S&P 500 Index®. For the year ended November 30, 2007, total return was 7.37% for The Enhanced U.S. Large Company Series, and 7.72% for the S&P 500 Index®. Relative to the S&P 500 Index®, underperformance was mostly due to returns of the fixed income securities in the Series. An important component of the pricing of futures contracts is the short-term interest rate imbedded in the contracts. To the extent the fixed income assets in the Series underperform the returns associated with the short-term interest rate imbedded in the futures contracts, the investment results of the Series as a whole will generally underperform the S&P 500 Index®. For the year ending November 30, 2007, the average maturity of fixed income securities in the Series was 0.40 years and the estimated average maturity imbedded in the futures contracts was 0.24 years, which contributed to the Series's underperformance.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 250 stocks as of November 30, 2007, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 3.06% for the Russell 1000 Value Index® and –0.32% for The U.S. Large Cap Value Series. Relative to the Russell 1000 Value Index®, underperformance of the Series was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the highest BtM quartile, which represented approximately 90% of the Series compared to approximately 47% of the Index, underperformed stocks in the lower quartiles by more than 10 percentage points. Consumer discretionary stocks, which represented approximately 23% of the Series compared to approximately 8% of the Index, underperformed the Index by more than 9 percentage points. The Series underperformed the Russell 1000 Value Index® by approximately 4.5 percentage points in July and August of 2007, two months with very negative value premium as shown by the outperformance of more than 3.5% of the Russell 1000 Growth Index® relative to the Russell 1000 Value Index®.

The U.S. Small Cap Value Series

The U.S. Small Cap Value Series seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held about 1,300 stocks and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®,and –8.11% for The U.S. Small Cap Value Series. Relative to the Russell 2000 Value Index®, outperformance of the Series was primarily due to a lack of REITs in the Series compared to the Index. REITs, represented approximately 1% of the Series compared to 10% of the Russell 2000 Value Index®, underperformed the Index by approximately 12 percentage points.

The U.S. Small Cap Series

The U.S. Small Cap Series seeks to capture the returns of U.S. small company stocks by purchasing shares of the U.S. Small Cap Series, a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 2,850 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –1.86% for The U.S. Small Cap Series. Relative to the Russell 2000 Index®, the underperformance of the Series was primarily due to a lower exposure to small company stocks with higher market capitalizations. Stocks falling in the largest size group in the small cap universe as measured by market capitalization, which represented approximately 2% of the Series compared to approximately 8% of the Russell 2000 Index®, outperformed the Index by approximately 25 percentage points.

The U.S. Micro Cap Series

The U.S. Micro Cap Series seeks to capture the returns of very small U.S. company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 2,400 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –3.24% for The U.S. Micro Cap Series. Relative to the Russell 2000 Index®, the underperformance of the Series was primarily due to a greater exposure to smaller capitalization stocks. Stocks falling in the smallest 2.5% of the universe, which represented approximately 56% of the Series compared to 17% of the Russell 2000 Index®, underperformed the Index by approximately 10 percentage points.

International Equity Market Review   Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the

U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Net returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	33.47%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

Net returns unless otherwise noted. Source: MSCI data copyright MSCI 2007, all rights reserved.

International Equity Portfolio Performance Overview

The DFA International Value Series

The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Series held approximately 600 stocks in 22 developed-country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Series' assets.

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends), 12.30% for the MSCI EAFE Value Index, and 17.32% for The DFA International Value Series. Relative to the MSCI EAFE Index (net dividends), the superior performance of the Series was primarily due to greater exposure to German stocks, which outperformed the Index. On average, German stocks represented approximately 13% of the Series for the period under review compared to 8% of the Index.

The Japanese Small Company Series

The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,300 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007 Japanese small company stocks underperformed Japanese large company stocks. Total returns were 2.19% for the large company MSCI Japan Index (net dividends), –5.45% for the MSCI Japan Small Cap Index (net dividends), –6.72% for the MSCI Japan Small Cap Index (price-only) and –1.16% for The Japanese Small Company Series. The MSCI Japan Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Japan Small Cap Index (net dividends), outperformance of the Series was due to a smaller allocation to financial stocks, the weakest-performing sector. On average, financial stocks represented approximately 9% of the Series for the period under review, compared to 12% in the Index. In addition, performance was enhanced by differences in Series composition resulting from broader exposure of the Series to stocks with pronounced value characteristics.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in developed Asia Pacific markets, excluding Japan. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,000 stocks, and assets were allocated mainly among four countries: Australia, Hong Kong, Singapore and New Zealand (approximately 62%, 20%, 14% and 5% respectively). Country allocations are determined by utilizing the approximate weights of individual securities within a universe of Asia Pacific small company stocks constructed by the Advisor. The allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Series was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, Asia Pacific small company stocks underperformed large company stocks. Total returns were 39.54% for the MSCI Pacific ex Japan Large Company Index (net dividends), 30.05% for the MSCI Pacific ex Japan Small Cap Index (net dividends), 26.15% for the MSCI Pacific ex Japan Small Cap Index (price-only), and 47.23% for The Asia Pacific Small Company Series. The MSCI Pacific ex Japan Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Pacific ex Japan Small Cap Index (price-only) for performance comparison purposes until the MSCI Pacific ex Japan Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Pacific ex Japan Small Company Index (net dividends), Series outperformance was primarily due to differences in Series composition resulting from broader exposure in the Series to very small company stocks. On average, stocks with market capitalization under $500 million represented approximately 36% of the Series for the period under review, compared to 12% for the Index.

The United Kingdom Small Company Series

The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 490 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, U.K. small company stocks underperformed U.K. large company stocks. Total returns were 14.19% for the large capitalization MSCI U.K. Index (net dividends), –0.75% for the MSCI U.K. Small Cap Index (net dividends), –2.85% for the MSCI U.K. Small Cap Index (price-only) and 2.42% for The United Kingdom Small Company Series. The MSCI U.K. Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI U.K. Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI U.K. Small Cap Index, outperformance of the Series was primarily due to material differences in Series composition in the energy, financial, and industrial sectors. To a lesser extent, outperformance was due to a smaller allocation by the Series to financial stocks, the worst-performing sector. On average, financial stocks represented approximately 15% of the Series for the period under review, compared to 17% of the Index.

The Continental Small Company Series

The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe, excluding the U.K., by purchasing shares of The Continental Small Company Series, a Series that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,300 stocks in 15 countries. Country allocations reflect the approximate weights of individual securities within a universe of continental European small company stocks constructed by the Advisor. Country allocations do not represent a forecast of future performance and are subject to change by the Advisor. The Series was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, excluding the U.K., rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, European small company stocks underperformed large company stocks. Total returns were 22.42% for the large capitalization MSCI Europe ex U.K. Index (net dividends), 16.19% for the MSCI Europe ex U.K Small Cap Index (net dividends), 14.50% for the MSCI Europe ex U.K Small Cap Index (price-only), and 17.49% for The Continental Small Company Series. The MSCI Europe ex U.K.

Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Europe ex U.K. Small Cap Index (price-only) for performance comparison purposes until the MSCI Europe ex U.K. Small Cap Index (net dividends) has at least ten years of data to report. The outperformance of the Series relative to the MSCI Europe ex U.K. Small Cap Index was primarily due to the Series' higher allocation to Switzerland, a country that outperformed the index by about 8%.

The Canadian Small Company Series

The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 420 stocks, and was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market, rather than the behavior of a limited number of stocks. For the period from the Series' April 2, 2007 inception through November 30, 2007, Canadian small company stocks underperformed Canadian large company stocks. Total returns were 21.37% for the large capitalization MSCI Canada Index (net dividends), 8.09% for the MSCI Canada Small Cap Index (net dividends), 7.25% for the MSCI Canada Small Cap Index (price-only) and 10.20% for The Canadian Small Company Series. The MSCI Canada Small Cap Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Canada Small Cap Index (price-only) for performance comparison purposes until the MSCI Canada Small Cap Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Canada Small Cap Index, underperformance of the Series was primarily due to a greater exposure to stocks with smaller market capitalizations. Stocks in the third largest quintile of the total Canadian equity universe, which represented approximately 34% of the Series compared to approximately 49% of the MSCI Small Cap Index, outperformed the Index by approximately 17 percentage points.

The Emerging Markets Series

The Emerging Markets Series seeks to capture the returns of large company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 750 stocks in 18 countries. The Series was mostly invested in equities throughout the year: average cash level for the year ended November 30, 2007 was approximately 1% of the Series' assets.

As a result of the Series' diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets outperformed developed country stocks. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), and 42.62% for The Emerging Markets Series. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Series was primarily due to a lower exposure of the Series to issues in China, a country recently added to the list of approved countries for this Series, which returned approximately 99%. The drag in performance due to withholding taxes should also be taken into account when comparing performance relative to the MSCI Emerging Markets Index (gross dividends).

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 2,070 stocks in 18 countries. The Series essentially was mostly invested in equities throughout the year: average cash levels for the year ended November 30, 2007 were approximately 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, emerging markets small company stocks outperformed developed country stocks and core emerging markets strategies. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 45.56% for the MSCI Emerging Markets Index (gross dividends), 45.15% for the MSCI Emerging Markets Index (net dividends), and 43.32% for The Emerging Markets Small Cap Series. The MSCI Emerging Markets Index (net dividends) does not have 10 years of performance. The Series intends to include the MSCI Emerging Markets Index (gross dividends) for performance comparison purposes until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), underperformance of the Series was primarily due to lesser exposure by the Series as compared to the Index to Chinese stocks, which significantly outperformed the Index. On average, Chinese stocks represented approximately 1% of the Series for the period under review compared to 13% in the Index. The Advisor made initial purchases of Chinese stocks for the Series in June 2007. The underperformance attributable to China was mitigated to some extent by lesser exposure to Russian stocks, which significantly underperformed the Index. On average, Russian stocks represented 0% of the Series for the period under review compared to 10% in the Index.

Fixed Income Market Review  Year Ended November 30, 2007

For the year ended November 30, 2007, both short-term and long-term interest rates fell. To inject liquidity into segments of the credit markets hurt by subprime mortgage defaults, the Federal Reserve twice lowered the target rate for federal funds from 5.25% to 4.50% by November 30, 2007. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 24 basis points during the year ended November 30, 2007, while the yield on 10-year U.S. Treasury notes fell 52 basis points. The shape of the yield curve, inverted to start the year, steepened during the year to form a V-shape, with yields on short-term instruments exceeding yields on intermediate-term instruments.

	11/30/06	11/30/07	Change
Three-month LIBOR	5.37%	5.13%	–4.45%
10-Year U.S. Treasury note yield	4.46%	3.94%	–11.66%

Source: Bloomberg

There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result of a general flight to higher quality debt in the aftermath of subprime mortgage defaults, total return for fixed income strategies was primarily a function of credit quality. As an example of credit quality differences, total returns for the year ended November 30, 2007 were 7.61% for Ibbotson-Sinquefield Long Term Government Bonds and –0.07% for Ibbotson-Sinquefield Long Term Corporate Bonds. For the year ended November 30, 2007, total returns were 5.27% for three-month U.S. Treasury bills, 9.32% for five-year U.S. Treasury notes and 6.93% for 30-year U.S. Treasury bonds.

Some of the Advisor's fixed income strategies are based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher returns associated with longer maturities. During the period under review, weighted average maturities of most Seriess remained short, reflecting flat yield curves in the U.S.

Fixed Income Series Performance Overview

The DFA One-Year Fixed Income Series

The DFA One-Year Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Series rose slightly during the year under review, from approximately 36 days on November 30, 2006, to 48 days, on November 30, 2007. For the year ended November 30, 2007, total returns were 5.31% for The DFA One-Year Fixed Income Series, 5.79% for the for the Merrill Lynch Six-Month US Treasury Index and 6.02% for the Merrill Lynch One-Year US Treasury Index. The Series underperformed both Indexes primarily due to maturity differences. The instruments held by the Series were of a short term than those instruments represented in the Indexes as this difference in instrument maturity was the reason the Series underperformed the Index.

The DFA Two-Year Global Fixed Income Series

The DFA Two-Year Global Fixed Income Series seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Switzerland, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns according to the variable maturity model. Maturities are shifted if premiums can be documented.

The average maturity of the Series declined from 0.90 years on November 30, 2006 to 0.50 years on November 30, 2007. For the year ended November 30, 2007, total returns were 5.15% for The DFA Two-Year Global Fixed Income Series, 6.64% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 5.94% for the Citigroup World Government Bond Index 1-3 Years (hedged). Relative to both Indexes, underperformance of the Series was primarily due to maturity and credit quality differences. The Series had a duration of 0.48 on November 30, 2007 compared to 1.7 years for the Merrill Lynch 1-3 Year Government/Corporate Index and 1.8 years for the Citigroup World Government Bond Index 1-3 Years (hedged), which limited returns in a falling interest rate environment. As compared to the Indexes, the Series had less exposure to higher quality government debt, which outperformed corporate debt, which also contributed to the underperformance.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$977.20	0.04%	$0.20
Hypothetical 5% Annual Return	$1,000.00	$1,024.86	0.04%	$0.21
The Enhanced U.S. Large Company Series
Actual Fund Return	$1,000.00	$975.20	0.08%	$0.39
Hypothetical 5% Annual Return	$1,000.00	$1,024.67	0.08%	$0.40

The U.S. Large Cap Value Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$881.90	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.49	0.12%	$0.58
The U.S. Small Cap Value Series
Actual Fund Return	$1,000.00	$832.20	0.21%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.99	0.21%	$1.09
The U.S. Small Cap Series
Actual Fund Return	$1,000.00	$902.50	0.05%	$0.22
Hypothetical 5% Annual Return	$1,000.00	$1,024.84	0.05%	$0.23
The U.S. Micro Cap Series
Actual Fund Return	$1,000.00	$893.00	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.49	0.11%	$0.58
The DFA International Value Series
Actual Fund Return	$1,000.00	$989.00	0.23%	$1.14
Hypothtical 5% Annual Return	$1,000.00	$1,023.93	0.23%	$1.16
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$961.90	0.13%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.41	0.13%	$0.67
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,111.00	0.15%	$0.82
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.15%	$0.78
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$878.70	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.44	0.12%	$0.63
The Continental Small Company Series
Actual Fund Return	$1,000.00	$941.80	0.14%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.37	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$965.00	0.24%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.24%	$1.23
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,155.40	0.19%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.19%	$0.95
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,096.20	0.31%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.50	0.31%	$1.59

The DFA One-Year Fixed Income Series	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,025.40	0.06%	$0.33
Hypothetical 5% Annual Return	$1,000.00	$1,024.75	0.06%	$0.33
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,027.00	0.07%	$0.37
Hypothetical 5% Annual Return	$1,000.00	$1,024.70	0.07%	$0.37

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology
The U.S. Large Company Series	8.9%	10.3%	11.8%	17.5%	12.3%	11.5%	16.3%
The U.S. Large Cap Value Series	18.8%	5.5%	14.0%	31.4%	1.4%	13.4%	4.5%
The U.S. Small Cap Value Series	17.8%	3.4%	9.4%	20.5%	4.9%	18.0%	17.2%
The U.S. Small Cap Series	14.4%	4.0%	6.9%	13.7%	15.8%	17.0%	18.7%
The U.S. Micro Cap Series	13.3%	3.5%	5.1%	14.5%	17.8%	17.5%	21.1%
The DFA International Value Series	14.7%	3.6%	4.5%	45.4%	0.4%	7.2%	2.6%
The Japanese Small Company Series	22.3%	9.7%	1.5%	9.6%	4.4%	27.5%	12.5%
The Asia Pacific Small Company Series	19.3%	3.8%	7.9%	14.1%	5.3%	20.9%	4.6%
The United Kingdom Small Company Series	15.3%	4.6%	9.1%	12.0%	3.3%	36.2%	11.5%
The Continental Small Company Series	16.9%	7.0%	3.2%	15.2%	7.9%	28.4%	9.6%
The Canadian Small Company Series	11.1%	3.9%	22.9%	6.0%	6.1%	8.8%	7.8%
The Emerging Markets Series	5.5%	7.7%	8.2%	22.9%	3.0%	9.9%	9.1%
The Emerging Small Cap Series	16.5%	10.7%	2.8%	11.1%	4.0%	20.0%	8.8%

	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	3.3%	1.1%	3.5%	3.5%	—	100.0%
The U.S. Large Cap Value Series	4.0%	—	7.0%	—	—	100.0%
The U.S. Small Cap Value Series	7.2%	0.2%	0.6%	0.8%	—	100.0%
The U.S. Small Cap Series	5.1%	0.1%	1.1%	3.2%	—	100.0%
The U.S. Micro Cap Series	4.2%	—	1.3%	1.7%	—	100.0%
The DFA International Value Series	10.4%	—	7.9%	3.1%	0.2%	100.0%
The Japanese Small Company Series	11.5%	—	—	0.7%	0.3%	100.0%
The Asia Pacific Small Company Series	19.5%	0.8%	1.5%	2.2%	0.1%	100.0%
The United Kingdom Small Company Series	3.5%	2.9%	0.9%	0.7%	—	100.0%
The Continental Small Company Series	8.6%	0.1%	0.5%	2.5%	0.1%	100.0%
The Canadian Small Company Series	31.9%	—	—	1.4%	0.1%	100.0%
The Emerging Markets Series	16.7%	—	12.8%	3.9%	0.3%	100.0%
The Emerging Small Cap Series	20.6%	—	1.3%	2.9%	1.3%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured
The Enhanced U.S. Large Company Series	27.4%	9.2%	31.3%	28.1%	—
The DFA One-Year Fixed Income Series	35.2%	—	59.0%	5.8%	—
The DFA Two-Year Global Fixed Income Series	18.2%	—	56.5%	21.3%	—

	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
The Enhanced U.S. Large Company Series	—	—	—	4.0%	100.0%
The DFA One-Year Fixed Income Series	—	—	—	—	100.0%
The DFA Two-Year Global Fixed Income Series	—	—	—	4.0%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.8%)
* Comcast Corp. Class A	1,055,480	$21,679,559	0.5%
Disney (Walt) Co.	662,846	21,973,345	0.5%
McDonald's Corp.	407,010	23,797,875	0.5%
Time Warner, Inc.	1,273,601	21,982,353	0.5%
Other Securities		311,165,241	6.9%
Total Consumer Discretionary		400,598,373	8.9%
Consumer Staples — (8.9%)
Altria Group, Inc.	718,963	55,762,770	1.2%
# Coca-Cola Co.	679,499	42,196,888	0.9%
CVS Caremark Corp.	505,754	20,275,678	0.5%
PepsiCo, Inc.	551,811	42,588,773	0.9%
Procter & Gamble Co.	1,065,774	78,867,276	1.8%
Wal-Mart Stores, Inc.	819,721	39,264,636	0.9%
Other Securities		178,764,588	4.0%
Total Consumer Staples		457,720,609	10.2%
Energy — (10.2%)
Chevron Corp.	728,013	63,897,701	1.4%
ConocoPhillips	555,712	44,479,188	1.0%
Exxon Mobil Corp.	1,894,130	168,880,631	3.7%
Occidental Petroleum Corp.	283,710	19,794,447	0.4%
# Schlumberger, Ltd.	407,107	38,044,149	0.8%
Other Securities		188,230,609	4.3%
Total Energy		523,326,725	11.6%
Financials — (15.1%)
American Express Co.	403,976	23,826,504	0.5%
American International Group, Inc.	875,774	50,908,743	1.1%
Bank of America Corp.	1,515,418	69,906,232	1.6%
Citigroup, Inc.	1,698,871	56,572,404	1.3%
JPMorgan Chase & Co.	1,155,652	52,720,844	1.2%
The Goldman Sachs Group, Inc.	138,536	31,397,799	0.7%
# U.S. Bancorp	589,603	19,509,963	0.4%
# Wachovia Corp.	649,905	27,945,915	0.6%
# Wells Fargo & Co.	1,141,493	37,018,618	0.8%
Other Securities		406,953,390	9.0%
Total Financials		776,760,412	17.2%
Health Care — (10.6%)
Abbott Laboratories	527,790	30,353,203	0.7%
* Amgen, Inc.	371,135	20,505,209	0.5%
Bristol-Myers Squibb Co.	675,477	20,014,384	0.4%
# Johnson & Johnson	988,513	66,961,871	1.5%
Medtronic, Inc.	387,318	19,695,120	0.4%
Merck & Co., Inc.	743,259	44,119,854	1.0%
Pfizer, Inc.	2,365,696	56,208,937	1.2%
UnitedHealth Group, Inc.	452,461	24,885,355	0.6%
# Wyeth	459,208	22,547,113	0.5%
Other Securities		242,777,376	5.4%
Total Health Care		548,068,422	12.2%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.0%)
3M Co.	244,462	$20,353,906	0.5%
# Boeing Co.	267,643	24,767,683	0.5%
General Electric Co.	3,499,205	133,984,559	3.0%
United Parcel Service, Inc.	358,514	26,415,312	0.6%
United Technologies Corp.	338,703	25,324,823	0.6%
Other Securities		282,326,799	6.2%
Total Industrials		513,173,082	11.4%
Information Technology — (14.0%)
* Apple, Inc.	296,993	54,118,064	1.2%
* Cisco Sytems, Inc.	2,080,113	58,284,766	1.3%
* Dell, Inc.	775,788	19,037,838	0.4%
* Google, Inc.	78,883	54,665,919	1.2%
Hewlett-Packard Co.	880,448	45,043,720	1.0%
Intel Corp.	1,994,438	52,014,943	1.2%
International Business Machines Corp.	464,593	48,865,892	1.1%
Microsoft Corp.	2,753,592	92,520,691	2.1%
* Oracle Corp.	1,344,549	27,132,999	0.6%
QUALCOMM, Inc.	571,769	23,316,740	0.5%
Other Securities		244,521,199	5.4%
Total Information Technology		719,522,771	16.0%
Materials — (2.9%)
Total Materials		147,578,484	3.3%
Real Estate Investment Trusts — (0.9%)
Total Real Estate Investment Trusts		47,562,898	1.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	2,082,882	79,586,921	1.8%
Verizon Communications, Inc.	991,261	42,832,388	1.0%
Other Securities		32,998,585	0.6%
Total Telecommunication Services		155,417,894	3.4%
Utilities — (3.1%)
Total Utilities		157,645,446	3.5%
TOTAL COMMON STOCKS		4,447,375,116	98.7%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (2.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,405,000 FHLMC 6.50%, 08/01/37, & FNMA 6.50%, 09/01/37, valued at $152,951,769) to be repurchased at $150,748,756	$150,693	$150,693,000	3.3%
SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $570,770,957 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA 6.094%, 10/01/37, valued at $540,324,836) to be repurchased at $524,789,679	524,587	524,587,219	11.6%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,851,887 FHLMC 4.000%, 02/01/21 & FNMA 5.000%, 05/01/34, valued at $9,171,246) to be repurchased at $8,876,688	8,873	8,873,287	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $12,750,000 FNMA 6.032%, 11/01/36, valued at $11,867,995) to be repurchased at $11,524,441	11,520	11,519,996	0.3%
TOTAL SECURITIES LENDING COLLATERAL		544,980,502	12.1%
TOTAL INVESTMENTS — (100.0%) (Cost $3,751,498,743)		$5,143,048,618	114.1%

See accompanying Notes to Financial Statements.

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount^	Value†
	(000)
AUSTRIA — (4.5%)
BONDS — (4.5%)
Oesterreichische Kontrollbank AG (f) 1.500%, 03/27/08	9,000	$7,918,617
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	8,200	7,253,338
TOTAL — AUSTRIA		15,171,955
BELGIUM — (2.6%)
BONDS — (2.6%)
Belgium, Kingdom of 5.750%, 03/28/08	6,000	8,809,269
FRANCE — (6.0%)
BONDS — (6.0%)
Caisse D'Amortissement de la Dette Sociale SA (g) 6.250%, 03/05/08	1,000	2,054,905
Caisse Nationale des Autoroutes (f) 3.375%, 02/27/08	5,000	4,421,752
Government of France 5.250%, 04/25/08	5,500	8,079,058
Total Capital SA 3.500%, 01/28/08	3,750	5,474,594
TOTAL — FRANCE		20,030,309
GERMANY — (13.1%)
BONDS — (13.1%)
Bundesrepublik Deutschland 4.125%, 07/04/08	6,500	9,509,655
Landesbank Baden-Wuerttemberg (f) 3.000%, 12/22/08	3,700	3,276,017
Landwirtschaftliche Rentenbank (j) 0.650%, 09/30/08	1,130,000	10,150,261
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank 3.000%, 07/04/08	7,000	10,142,611
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	1,200,000	10,741,574
TOTAL — GERMANY		43,820,118
NETHERLANDS — (5.4%)
BONDS — (5.4%)
Bank Nederlandse Gemeenten (j) 0.800%, 09/22/08	1,107,000	9,956,694
Rabobank Nederland (j) 0.200%, 06/20/08	910,000	8,155,087
TOTAL — NETHERLANDS		18,111,781

	Face Amount^	Value†
	(000)
NORWAY — (0.5%)
BONDS — (0.5%)
Kommunalbanken (f) 1.750%, 04/30/08	2,000	$1,758,939
SPAIN — (2.7%)
BONDS — (2.7%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	1,000,000	8,982,262
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.9%)
BONDS — (3.9%)
Eurofima (s) 5.625%, 02/05/08	20,000	3,131,890
Inter-American Development Bank (j) 1.900%, 07/08/09	1,100,000	10,055,028
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		13,186,918
SWEDEN — (0.6%)
BONDS — (0.6%)
Kommuninvest (t) 5.000%, 11/25/08	2,300	1,986,426
UNITED KINGDOM — (5.2%)
BONDS — (5.2%)
Bank of England Euro Note (e) 2.500%, 01/28/08	7,000	10,206,954
MBNA Europe Funding P.L.C. (e) 3.000%, 02/07/08	5,000	7,290,381
TOTAL — UNITED KINGDOM		17,497,335
UNITED STATES — (55.5%)
AGENCY OBLIGATIONS — (9.2%)
Federal Home Loan Bank Discount Notes 3.750%, 12/03/07	14,000	14,000,000
Federal Home Loan Mortgage Corporation Discount Notes 4.310%, 01/28/08	17,000	16,887,613
TOTAL AGENCY OBLIGATIONS		30,887,613
BONDS — (13.3%)
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	9,000	8,978,409
General Electric Capital Corp. (j) 0.550%, 10/14/08	1,000,000	8,971,903
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	8,300	8,266,941
Pfizer, Inc. (j) 0.800%, 03/18/08	1,100,000	9,891,585
Toyota Motor Credit Corp. (e) 4.125%, 01/15/08	5,800	8,477,198
TOTAL BONDS		44,586,036

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (32.2%)
AIG Funding, Inc. 4.850%, 01/02/08	$8,000	$7,964,258
AstraZeneca P.L.C. 4.570%, 01/25/08	9,000	8,928,292
Caisse Centrale Desjardins Du Quebec 4.940%, 02/26/08	3,700	3,653,964
Colgate-Palmolive Co. 4.450%, 12/10/07	400	399,474
duPont (E.I.) de Nemours & Co., Inc. 4.490%, 12/12/07	4,000	3,993,645
Eksportfinans 4.820%, 01/28/08	7,000	6,941,514
Electricite de France 4.880%, 12/14/07	5,000	4,990,786
4.900%, 12/14/07	4,400	4,391,891
Genentech, Inc. 4.500%, 12/17/07	4,400	4,390,116
GlaxosmithKline 4.580%, 01/25/08	6,000	5,952,194
Hewlett-Packard Co. 4.520%, 01/02/08	5,000	4,977,524
ING America Insurance Holdings 4.650%, 02/13/08	7,000	6,925,771
KFW International Finance, Inc. 4.530%, 12/03/07	6,000	5,997,635
National Rural Utilities 4.550%, 01/10/08	2,600	2,584,815
NYSE Euronext 4.520%, 12/06/07	8,000	7,993,694
Siemens Capital Corp. 4.550%, 12/19/07	6,000	5,984,885
Swedish Export Credit Corp. 4.640%, 02/27/08	6,000	5,924,498
Sysco Corp. 4.480%, 12/06/07	9,000	8,992,905
Wal-Mart Stores, Inc. 4.470%, 12/04/07	7,000	6,996,321
TOTAL COMMERCIAL PAPER		107,984,182
	Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	2,470,807	2,470,807
TOTAL INVESTMENTS — (100.0%) (Cost $322,777,594)		$335,283,950

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (90.5%)
Consumer Discretionary — (17.0%)
# CBS Corp. Class B	5,768,306	$158,224,634	1.6%
Clear Channel Communications, Inc.	1,942,666	69,741,709	0.7%
* Comcast Corp. Class A	12,605,542	258,917,833	2.6%
*# Ford Motor Co.	11,482,590	86,234,251	0.9%
# General Motors Corp.	4,476,500	133,533,995	1.3%
*# IAC/InterActiveCorp.	2,126,951	59,193,046	0.6%
* Liberty Media Holding Corp. Capital Class A	996,868	118,687,104	1.2%
* Liberty Media Holding Corp. Interactive Class A	4,295,262	86,549,529	0.9%
# Macy's, Inc.	1,764,630	52,321,279	0.5%
# Time Warner, Inc.	18,954,280	327,150,873	3.2%
Other Securities		542,265,664	5.1%
Total Consumer Discretionary		1,892,819,917	18.6%
Consumer Staples — (4.9%)
Archer-Daniels-Midland Co.	2,298,560	83,552,656	0.8%
# Coca-Cola Enterprises, Inc.	3,631,272	94,304,134	0.9%
Kraft Foods, Inc.	3,840,090	132,675,109	1.3%
# SUPERVALU, Inc.	1,558,542	65,256,154	0.7%
Other Securities		170,010,566	1.7%
Total Consumer Staples		545,798,619	5.4%
Energy — (12.7%)
# Anadarko Petroleum Corp.	3,531,056	199,857,770	2.0%
Apache Corp.	2,352,090	227,658,791	2.2%
# Chesapeake Energy Corp.	3,245,338	122,836,043	1.2%
ConocoPhillips	2,867,340	229,501,894	2.3%
Devon Energy Corp.	2,025,342	167,718,571	1.6%
Hess Corp.	1,777,596	126,600,387	1.2%
Valero Energy Corp.	913,775	59,459,339	0.6%
Other Securities		273,500,103	2.8%
Total Energy		1,407,132,898	13.9%
Financials — (28.4%)
Allstate Corp.	2,157,000	110,265,840	1.1%
American International Group, Inc.	2,123,906	123,462,656	1.2%
Bank of America Corp.	2,826,141	130,369,884	1.3%
# Capital One Financial Corp.	1,629,784	86,883,785	0.9%
Chubb Corp.	1,503,600	82,021,380	0.8%
# Cincinnati Financial Corp.	1,347,289	53,864,614	0.5%
CNA Financial Corp.	1,956,582	69,341,266	0.7%
Hartford Financial Services Group, Inc.	1,173,900	111,896,148	1.1%
Janus Capital Group, Inc.	1,580,900	53,070,813	0.5%
JPMorgan Chase & Co.	5,588,380	254,941,896	2.5%
Lincoln National Corp.	1,108,426	68,245,789	0.7%
Loews Corp.	3,929,202	187,776,564	1.8%
MetLife, Inc.	5,666,498	371,665,604	3.7%
# Principal Financial Group, Inc.	1,210,200	79,255,998	0.8%
Prudential Financial, Inc.	1,887,800	177,717,492	1.8%
# The Travelers Companies, Inc.	5,237,509	278,164,103	2.7%
Unum Group	2,480,889	61,625,283	0.6%
Other Securities		851,418,199	8.3%
Total Financials		3,151,987,314	31.0%
Health Care — (1.3%)
Total Health Care		140,565,707	1.4%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.1%)
Burlington Northern Santa Fe Corp.	2,247,573	$187,717,297	1.8%
CSX Corp.	3,415,204	143,438,568	1.4%
Norfolk Southern Corp.	3,254,502	166,663,047	1.6%
Northrop Grumman Corp.	2,672,884	210,596,530	2.1%
Raytheon Co.	1,311,300	81,103,905	0.8%
Southwest Airlines Co.	5,237,820	74,115,153	0.7%
# Union Pacific Corp.	2,098,000	264,641,720	2.6%
Other Securities		213,052,228	2.2%
Total Industrials		1,341,328,448	13.2%
Information Technology — (4.1%)
* Computer Sciences Corp.	1,404,843	74,203,807	0.7%
Other Securities		377,269,035	3.7%
Total Information Technology		451,472,842	4.4%
Materials — (3.6%)
# International Paper Co.	1,638,145	55,287,394	0.5%
Weyerhaeuser Co.	1,460,829	106,903,466	1.1%
Other Securities		240,624,394	2.4%
Total Materials		402,815,254	4.0%
Telecommunication Services — (6.4%)
AT&T, Inc.	8,333,818	318,435,186	3.1%
Verizon Communications, Inc.	6,287,553	271,685,165	2.7%
Other Securities		115,818,248	1.1%
Total Telecommunication Services		705,938,599	6.9%
TOTAL COMMON STOCKS		10,039,859,598	98.8%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $51,380,000 FHLMC 6.50%, 09/01/37, valued at $52,301,327) to be repurchased at $51,543,064	$51,524	51,524,000	0.5%
SECURITIES LENDING COLLATERAL — (9.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,045,601,749 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 10/01/37, valued at $995,347,329) to be repurchased at $966,729,587	966,357	966,356,630	9.5%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,670,658 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 07/01/19 to 08/01/37, valued at $16,656,068) to be repurchased at $16,108,841	16,103	16,102,668	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $80,343,434 FNMA, rates ranging from 4.622% to 7.277%, maturities ranging from 05/01/33 to 04/01/37, valued at $22,409,744) to be repurchased at $21,765,221	21,757	21,756,826	0.2%
TOTAL SECURITIES LENDING COLLATERAL		1,004,216,124	9.9%
TOTAL INVESTMENTS — (100.0%) (Cost $9,374,459,651)		$11,095,599,722	109.2%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (15.0%)
# American Axle & Manufacturing Holdings, Inc.	2,027,062	$46,865,673	0.5%
American Greetings Corp. Class A	1,863,500	43,345,010	0.5%
*# Big Lots, Inc.	2,245,610	41,925,539	0.5%
Bob Evans Farms, Inc.	1,422,408	43,867,063	0.5%
# Penske Automotive Group, Inc.	2,601,000	52,020,000	0.6%
* Scholastic Corp.	1,826,891	64,379,639	0.7%
* Warnaco Group, Inc.	1,616,342	59,643,020	0.7%
Other Securities		1,187,952,402	13.5%
Total Consumer Discretionary		1,539,998,346	17.5%
Consumer Staples — (2.9%)
* Hain Celestial Group, Inc.	1,443,874	47,763,352	0.5%
* Performance Food Group Co.	1,538,461	42,599,985	0.5%
# Universal Corp.	921,459	49,463,919	0.6%
Other Securities		154,369,691	1.7%
Total Consumer Staples		294,196,947	3.3%
Energy — (7.8%)
*# Bristow Group, Inc.	882,477	48,536,235	0.5%
* Comstock Resources, Inc.	1,953,767	65,451,194	0.7%
*# Encore Acquisition Co.	1,886,824	61,416,121	0.7%
*# Exterran Holdings, Inc.	2,162,599	173,094,424	2.0%
* Stone Energy Corp.	1,087,895	49,172,854	0.6%
* Swift Energy Corp.	1,203,905	48,770,192	0.6%
* Whiting Petroleum Corp.	1,682,135	88,682,157	1.0%
Other Securities		268,518,107	3.0%
Total Energy		803,641,284	9.1%
Financials — (17.4%)
Delphi Financial Group, Inc. Class A	1,393,794	53,577,441	0.6%
FBL Financial Group, Inc. Class A	1,025,311	38,008,279	0.4%
# First Community Bancorp	1,028,648	46,278,874	0.5%
Harleysville Group, Inc.	1,157,853	40,524,855	0.5%
# Provident Financial Services, Inc.	2,590,379	38,493,032	0.4%
# Selective Insurance Group, Inc.	2,003,526	47,263,178	0.5%
# Susquehanna Bancshares, Inc.	2,017,413	40,126,347	0.5%
# UMB Financial Corp.	1,226,962	46,158,310	0.5%
Other Securities		1,432,130,476	16.3%
Total Financials		1,782,560,792	20.2%
Health Care — (4.1%)
* Kindred Healthcare, Inc.	1,810,575	44,485,828	0.5%
Other Securities		379,875,421	4.3%
Total Health Care		424,361,249	4.8%
Industrials — (14.9%)
Applied Industrial Technologies, Inc.	1,560,250	47,135,153	0.5%
# Briggs & Stratton Corp.	1,978,267	45,104,488	0.5%
* EnerSys	1,772,662	41,249,845	0.5%
* Esterline Technologies Corp.	1,067,623	55,751,273	0.6%
# IKON Office Solutions, Inc.	3,552,107	44,863,111	0.5%
*# Kansas City Southern	1,356,900	46,718,067	0.5%
* PHH Corp.	1,914,210	42,418,894	0.5%
*# Quanta Services, Inc.	3,069,532	84,043,786	1.0%
# Regal-Beloit Corp.	1,033,713	48,667,208	0.6%
Skywest, Inc.	1,524,809	40,117,725	0.5%
# Trinity Industries, Inc.	1,735,425	43,923,607	0.5%
# Triumph Group, Inc.	502,617	40,842,657	0.5%
* United Rentals, Inc.	1,648,501	38,360,618	0.4%

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
# Werner Enterprises, Inc.	3,144,701	$55,189,503	0.6%
Other Securities		849,600,042	9.6%
Total Industrials		1,523,985,977	17.3%
Information Technology — (14.5%)
* Brooks Automation, Inc.	3,338,368	44,834,282	0.5%
*# Entegris, Inc.	5,263,489	45,581,815	0.5%
*# L-1 Identity Solutions, Inc.	2,692,729	50,030,905	0.6%
* MKS Instruments, Inc.	2,185,873	39,717,312	0.5%
* MPS Group, Inc.	3,798,092	42,158,821	0.5%
*# Skyworks Solutions, Inc.	6,805,399	61,793,023	0.7%
Other Securities		1,199,160,076	13.6%
Total Information Technology		1,483,276,234	16.9%
Materials — (6.3%)
# Minerals Technologies, Inc.	834,658	55,838,620	0.6%
Schnitzer Steel Industries, Inc. Class A	694,566	43,354,810	0.5%
# Sensient Technologies Corp.	1,477,603	40,885,275	0.5%
*# Terra Industries, Inc.	2,783,800	105,171,964	1.2%
Other Securities		397,988,045	4.5%
Total Materials		643,238,714	7.3%
Other — (0.0%)
Total Other		16,775	0.0%
Real Estate Investment Trusts — (0.2%)
Total Real Estate Investment Trusts		15,815,995	0.2%
Telecommunication Services — (0.5%)
Total Telecommunication Services		51,055,251	0.6%
Utilities — (0.7%)
Total Utilities		70,001,233	0.8%
TOTAL COMMON STOCKS		8,632,148,797	98.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		37,861	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $173,735,000 FNMA 4.50%, 11/01/19, valued at $121,417,412) to be repurchased at $119,658,257	$119,614	119,614,000	1.4%
SECURITIES LENDING COLLATERAL — (14.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,602,501,621 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/35 to 11/01/37, valued at $1,473,434,482) to be repurchased at $1,431,071,011	1,430,519	1,430,518,914	16.2%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $51,501,428 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging 02/01/32 to 05/01/37, valued at $24,601,845) to be repurchased at $23,786,581	23,777	23,777,466	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $34,875,000 FNMA 5.342%, 05/01/35, valued at $32,493,858) to be repurchased at $31,558,240	31,546	31,546,068	0.4%
TOTAL SECURITIES LENDING COLLATERAL		1,485,842,448	16.9%
TOTAL INVESTMENTS — (100.0%) (Cost $10,266,734,429)		$10,237,643,106	116.3%

See accompanying Notes to Financial Statements.

THE U.S. SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (77.9%)
Consumer Discretionary — (11.2%)
# Ameristar Casinos, Inc.	178,372	$5,599,097	0.2%
* Bally Technologies, Inc.	177,460	7,400,082	0.2%
* Deckers Outdoor Corp.	42,000	6,055,140	0.2%
* Fossil, Inc.	143,780	6,231,425	0.2%
* Gemstar-TV Guide International, Inc.	1,181,114	6,968,573	0.2%
* LKQ Corp.	177,900	7,064,409	0.2%
* Sonic Corp.	291,103	7,102,913	0.2%
Tupperware Corp.	197,700	6,895,776	0.2%
Other Securities		451,636,806	12.5%
Total Consumer Discretionary		504,954,221	14.1%
Consumer Staples — (3.1%)
*# Central European Distribution Corp.	133,739	6,686,950	0.2%
# Flowers Foods, Inc.	268,405	6,235,048	0.2%
Longs Drug Stores Corp.	113,700	6,017,004	0.2%
Ruddick Corp.	154,892	5,543,585	0.2%
Other Securities		117,037,865	3.1%
Total Consumer Staples		141,520,452	3.9%
Energy — (5.2%)
* Atwood Oceanics, Inc.	85,552	7,464,412	0.2%
# Berry Petroleum Corp. Class A	136,100	5,629,096	0.2%
*# Dril-Quip, Inc.	128,800	7,266,896	0.2%
*# Exterran Holdings, Inc.	91,382	7,314,215	0.2%
* Whiting Petroleum Corp.	119,660	6,308,475	0.2%
Other Securities		197,854,106	5.4%
Total Energy		231,837,200	6.4%
Financials — (10.7%)
Alfa Corp.	268,519	5,802,696	0.2%
* SVB Financial Group	108,727	5,597,266	0.2%
Other Securities		471,125,003	13.0%
Total Financials		482,524,965	13.4%
Health Care — (12.3%)
*# Alexion Pharmaceuticals, Inc.	94,913	6,902,073	0.2%
* AMERIGROUP Corp.	174,600	6,001,002	0.2%
*# BioMarin Pharmaceutical, Inc.	255,482	7,025,755	0.2%
*# Healthways, Inc.	116,500	6,800,105	0.2%
* MGI Pharma, Inc.	258,324	8,940,594	0.3%
*# Myriad Genetics, Inc.	133,345	6,427,229	0.2%
*# Onyx Pharmaceuticals, Inc.	155,520	8,482,061	0.2%
*# Pharmion Corp.	103,840	6,629,146	0.2%
Steris Corp.	203,800	5,698,248	0.2%
*# United Therapeutics Corp.	74,258	7,431,741	0.2%
* Varian, Inc.	94,199	6,598,640	0.2%
*# Ventana Medical Systems, Inc.	101,787	9,040,721	0.3%
Other Securities		467,237,413	12.8%
Total Health Care		553,214,728	15.4%
Industrials — (13.2%)
# Actuant Corp.	182,956	5,794,217	0.2%
# Clarcor, Inc.	171,200	6,096,432	0.2%
# Curtiss-Wright Corp.	142,300	7,675,662	0.2%
Deluxe Corp.	183,430	5,794,554	0.2%
* FTI Consulting, Inc.	113,425	6,465,225	0.2%
* Hexcel Corp.	290,613	7,401,913	0.2%
# Mine Safety Appliances Co.	120,200	5,891,002	0.2%
Nordson Corp.	112,475	5,938,680	0.2%

THE U.S. SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Rollins, Inc.	221,050	$6,507,712	0.2%
* Teledyne Technologies, Inc.	109,300	5,926,246	0.2%
Valmont Industries, Inc.	82,850	6,502,897	0.2%
Walter Industries, Inc.	168,500	5,845,265	0.2%
Watson Wyatt & Co. Holdings	120,400	5,544,420	0.2%
Woodward Governor Co.	110,918	7,602,320	0.2%
Other Securities		505,621,235	13.8%
Total Industrials		594,607,780	16.6%
Information Technology — (14.5%)
Adtran, Inc.	257,726	5,590,077	0.2%
*# Lawson Software, Inc.	608,706	5,916,622	0.2%
Other Securities		639,125,974	17.7%
Total Information Technology		650,632,673	18.1%
Materials — (4.2%)
* Century Aluminum Co.	108,590	6,226,551	0.2%
Quanex Corp.	123,675	6,188,697	0.2%
Silgan Holdings, Inc.	113,826	6,104,488	0.2%
Other Securities		168,321,565	4.6%
Total Materials		186,841,301	5.2%
Other — (0.0%)
Total Other		1,870	0.0%
Real Estate Investment Trusts — (0.1%)
Total Real Estate Investment Trusts		3,160,307	0.1%
Telecommunication Services — (0.9%)
Total Telecommunication Services		39,158,367	1.1%
Utilities — (2.5%)
Total Utilities		110,562,643	3.1%
TOTAL COMMON STOCKS		3,499,016,507	97.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,373	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,470,000 FHLMC 6.50%, 09/01/37, valued at $49,528,624) to be repurchased at $48,823,058	$48,805	48,805,000	1.4%
SECURITIES LENDING COLLATERAL — (21.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $930,411,504 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/36 to 11/01/37 & FNMA 6.094%, 10/01/37, valued at $937,644,117) to be repurchased at $910,685,430	910,334	910,334,094	25.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,486,799 FNMA 5.500%, 07/01/33 & 5.500%, 07/01/37, valued at $15,743,735) to be repurchased at $15,223,668	15,218	15,217,834	0.4%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $21,600,000 FNMA 6.164%, 04/01/37, valued at $20,593,335) to be repurchased at $19,999,285	19,992	19,991,572	0.6%
TOTAL SECURITIES LENDING COLLATERAL		945,543,500	26.3%
TOTAL INVESTMENTS — (100.0%) (Cost $4,330,636,702)		$4,493,368,380	125.1%

See accompanying Notes to Financial Statements.

THE U.S. MICRO CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.6%)
Consumer Discretionary — (10.5%)
*# GSI Commerce, Inc.	312,741	$8,168,795	0.2%
*# INVESTools, Inc.	589,224	9,103,511	0.2%
Other Securities		597,126,343	12.7%
Total Consumer Discretionary		614,398,649	13.1%
Consumer Staples — (2.9%)
* Darling International, Inc.	788,025	8,077,256	0.2%
PriceSmart, Inc.	271,921	8,111,403	0.2%
Other Securities		152,014,517	3.2%
Total Consumer Staples		168,203,176	3.6%
Energy — (3.8%)
* Arena Resources, Inc.	290,284	10,911,776	0.2%
* Carrizo Oil & Gas, Inc.	243,881	11,816,034	0.3%
* NATCO Group, Inc. Class A	170,198	8,091,213	0.2%
Other Securities		192,938,023	4.0%
Total Energy		223,757,046	4.7%
Financials — (11.6%)
# First Charter Corp.	330,970	9,968,816	0.2%
* Navigators Group, Inc.	150,925	8,859,297	0.2%
# NBT Bancorp, Inc.	335,433	8,362,345	0.2%
Other Securities		653,015,131	13.9%
Total Financials		680,205,589	14.5%
Health Care — (14.2%)
*# Alnylam Pharmaceuticals, Inc.	251,624	8,207,975	0.2%
* Amedisys, Inc.	240,143	10,244,500	0.2%
*# Auxilium Pharmaceuticals, Inc.	283,838	7,961,656	0.2%
*# Isis Pharmaceuticals, Inc.	808,307	14,298,951	0.3%
Meridian Bioscience, Inc.	386,475	11,922,754	0.3%
*# NuVasive, Inc.	324,651	13,820,393	0.3%
*# SurModics, Inc.	180,264	9,308,833	0.2%
* Wright Medical Group, Inc.	326,544	8,810,157	0.2%
* Xenoport, Inc.	242,266	12,740,769	0.3%
Other Securities		730,608,165	15.4%
Total Health Care		827,924,153	17.6%
Industrials — (13.7%)
*# American Superconductor Corp.	343,974	8,303,532	0.2%
Ameron International Corp.	88,994	9,413,785	0.2%
# Badger Meter, Inc.	249,540	9,732,060	0.2%
*# Clean Harbors, Inc.	170,615	9,168,850	0.2%
# Eagle Bulk Shipping, Inc.	342,547	9,796,844	0.2%
# EDO Corp.	202,420	11,299,084	0.2%
*# Evergreen Solar, Inc.	758,844	9,993,975	0.2%
# Healthcare Services Group, Inc.	410,100	8,981,190	0.2%
* II-VI, Inc.	279,394	9,370,875	0.2%
* Layne Christensen Co.	159,000	9,055,050	0.2%
# Raven Industries, Inc.	349,469	12,137,058	0.3%
*# Taser International, Inc.	595,694	8,345,673	0.2%
Tennant Co.	184,600	8,091,018	0.2%
Triumph Group, Inc.	100,700	8,182,882	0.2%
Other Securities		667,611,303	14.1%
Total Industrials		799,483,179	17.0%
Information Technology — (16.9%)
* Ariba, Inc.	762,420	9,049,925	0.2%

THE U.S. MICRO CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Blue Coat Systems, Inc.	294,730	$10,672,173	0.2%
* Cabot Microelectronics Corp.	234,301	8,762,857	0.2%
* Cybersource Corp.	836,545	12,221,922	0.3%
* Harmonic, Inc.	768,602	7,970,403	0.2%
# Maximus, Inc.	212,800	8,299,200	0.2%
* Rofin-Sinar Technologies, Inc.	132,600	12,071,904	0.3%
* ScanSource, Inc.	237,698	8,385,985	0.2%
*# Synaptics, Inc.	250,162	13,893,997	0.3%
* Triquint Semiconductor, Inc.	1,347,578	7,991,138	0.2%
United Online, Inc.	571,353	8,593,149	0.2%
* Viasat, Inc.	257,152	8,576,019	0.2%
Other Securities		869,293,571	18.2%
Total Information Technology		985,782,243	20.9%
Materials — (3.6%)
AMCOL International Corp.	281,330	10,684,913	0.2%
Arch Chemicals, Inc.	231,263	9,516,472	0.2%
* Hecla Mining Co.	1,053,800	12,361,074	0.3%
Other Securities		179,088,762	3.8%
Total Materials		211,651,221	4.5%
Other — (0.0%)
Total Other		8,829	0.0%
Telecommunication Services — (1.0%)
* Premiere Global Services, Inc.	690,525	9,515,435	0.2%
Other Securities		47,667,154	1.0%
Total Telecommunication Services		57,182,589	1.2%
Utilities — (1.4%)
# California Water Service Group	204,531	7,991,026	0.2%
Other Securities		72,070,127	1.5%
Total Utilities		80,061,153	1.7%
TOTAL COMMON STOCKS		4,648,657,827	98.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		11,248	0.0%
TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	41,028,537	41,028,537	0.9%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,211,729,391 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 06/01/36 to 11/01/37, valued at $1,141,891,368) to be repurchased at $1,109,060,262	$1,108,632	1,108,632,395	23.6%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $28,009,709 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 02/01/34 to 10/01/37, valued at $19,203,249) to be repurchased at $18,566,287	18,559	18,559,173	0.4%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $26,644,221 FNMA 5.342%, 04/01/37 & 6.164%, 05/01/35, valued at $25,295,863) to be repurchased at $24,568,001	24,559	24,558,526	0.5%
TOTAL SECURITIES LENDING COLLATERAL		1,151,750,094	24.5%
TOTAL INVESTMENTS — (100.0%) (Cost $5,524,262,354)		$5,841,447,706	124.2%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
Australia & New Zealand Banking Group, Ltd.	2,744,157	$68,552,467	0.7%
Commonwealth Bank of Australia	2,014,458	106,633,968	1.1%
National Australia Bank, Ltd.	2,920,516	99,090,123	1.0%
Other Securities		238,882,803	2.5%
TOTAL — AUSTRALIA		513,159,361	5.3%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		48,684,812	0.5%
BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		91,490,490	1.0%
CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# Barrick Gold Corp.	1,914,820	77,764,728	0.8%
EnCana Corp.	1,459,886	95,057,930	1.0%
# Sun Life Financial, Inc.	1,300,100	69,077,767	0.7%
Other Securities		358,843,594	3.7%
TOTAL — CANADA		600,744,019	6.2%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		88,148,818	0.9%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		96,149,718	1.0%
FRANCE — (9.3%)
COMMON STOCKS — (9.3%)
# AXA SA	2,905,543	118,407,106	1.2%
BNP Paribas SA	1,666,604	187,856,187	2.0%
Compagnie de Saint-Gobain	598,264	58,598,294	0.6%
Renault SA	394,997	57,294,911	0.6%
Vivendi SA	2,554,386	117,136,324	1.2%
Other Securities		413,458,699	4.3%
TOTAL — FRANCE		952,751,521	9.9%
GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
Allianz SE	464,749	96,033,294	1.0%
Allianz SE Sponsored ADR	2,772,640	57,060,931	0.6%
Daimler AG	1,734,297	176,535,855	1.8%
Deutsche Bank AG	801,377	105,499,590	1.1%
Deutsche Telekom AG Sponsored ADR	2,860,650	63,077,333	0.7%
E.ON AG	677,579	137,950,169	1.4%
E.ON AG Sponsored ADR	1,091,708	74,253,065	0.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	400,549	$73,069,532	0.8%
Volkswagen AG	499,652	119,853,330	1.2%
Other Securities		296,666,898	3.1%
TOTAL — GERMANY		1,199,999,997	12.5%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		44,795,991	0.5%
HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cheung Kong Holdings, Ltd.	3,320,000	62,820,701	0.7%
Hutchison Whampoa, Ltd.	4,729,000	56,465,323	0.6%
Sun Hung Kai Properties, Ltd.	2,892,000	60,191,545	0.6%
Other Securities		140,438,099	1.4%
TOTAL COMMON STOCKS		319,915,668	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,065	0.0%
TOTAL — HONG KONG		319,923,733	3.3%
IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
CRH P.L.C.	1,259,311	47,527,698	0.5%
Other Securities		67,147,870	0.7%
TOTAL — IRELAND		114,675,568	1.2%
ITALY — (2.9%)
COMMON STOCKS — (2.9%)
UniCredito Italiano SpA	11,544,563	98,106,972	1.0%
Other Securities		195,846,128	2.1%
TOTAL — ITALY		293,953,100	3.1%
JAPAN — (10.6%)
COMMON STOCKS — (10.6%)
Matsushita Electric Industrial Co., Ltd.	3,985,135	81,039,212	0.9%
Millea Holdings, Inc.	1,629,300	57,259,468	0.6%
Other Securities		954,785,990	9.8%
TOTAL — JAPAN		1,093,084,670	11.3%
NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
Aegon NV	3,298,073	58,880,389	0.6%
ArcelorMittal	1,288,819	95,046,984	1.0%
ING Groep NV	3,203,383	124,262,135	1.3%
Koninklijke Philips Electronics NV	2,318,687	96,519,107	1.0%
Other Securities		60,981,814	0.6%
TOTAL — NETHERLANDS		435,690,429	4.5%
NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,852,406	0.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Orkla ASA	2,900,350	$52,226,456	0.6%
Other Securities		63,265,967	0.6%
TOTAL COMMON STOCKS		115,492,423	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,673,103	0.0%
TOTAL — NORWAY		117,165,526	1.2%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		24,575,795	0.3%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		90,758,207	0.9%
SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
Banco Santander Central Hispano SA	7,329,732	157,030,271	1.6%
Repsol YPF SA	1,547,213	57,107,719	0.6%
Other Securities		160,985,717	1.7%
TOTAL — SPAIN		375,123,707	3.9%
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	4,414,518	74,173,347	0.8%
Other Securities		185,350,005	1.9%
TOTAL — SWEDEN		259,523,352	2.7%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Compagnie Financiere Richemont AG Series A	1,251,000	85,984,030	0.9%
Credit Suisse Group	1,826,488	110,362,858	1.2%
Swiss Re	639,545	47,455,334	0.5%
Zurich Financial SVCS AG	298,280	86,931,188	0.9%
Other Securities		272,582,833	2.8%
TOTAL — SWITZERLAND		603,316,243	6.3%
UNITED KINGDOM — (21.6%)
COMMON STOCKS — (21.6%)
Anglo American P.L.C.	2,642,872	178,080,614	1.9%
Aviva P.L.C.	6,768,276	94,828,273	1.0%
Barclays P.L.C. Sponsored ADR	2,210,690	102,487,588	1.1%
HBOS P.L.C.	8,458,158	138,674,399	1.4%
HSBC Holdings P.L.C. Sponsored ADR	2,078,943	177,749,626	1.8%
Royal & Sun Alliance Insurance Group P.L.C.	17,295,699	52,747,937	0.5%
Royal Bank of Scotland Group P.L.C.	26,156,342	246,974,005	2.6%
Royal Dutch Shell P.L.C. ADR	1,052,345	84,861,101	0.9%
Vodafone Group P.L.C.	61,674,811	230,796,469	2.4%
Vodafone Group P.L.C. Sponsered ADR	5,845,118	217,730,645	2.3%
Xstrata P.L.C.	827,417	58,105,667	0.6%
Other Securities		638,504,968	6.5%
TOTAL — UNITED KINGDOM		2,221,541,292	23.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $32,795,000 FNMA 6.50%, 08/01/36, valued at $29,911,603) to be repurchased at $29,478,903	$29,468	$29,468,000	0.3%
SECURITIES LENDING COLLATERAL — (6.4%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $237,187,054 FNMA 7.000%, 08/01/37, valued at $238,933,798) to be repurchased at $234,339,202	234,249	234,248,821	2.4%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,218,550 FNMA, rates ranging from 5.920%(r) to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	1.0%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $177,712,412 FHLMC, rates ranging from 5.000% to 6.5000%, maturities ranging from 11/01/21 to 11/01/37 & FNMA, rates ranging from 4.993%(r) to 6.251%(r), maturities ranging from 07/01/16 to 01/01/37, valued at $166,090,310) to be repurchased at $162,896,464	162,834	162,833,637	1.7%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $62,244,609 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 12/01/37, valued at $62,877,930) to be repurchased at $61,664,000	61,640	61,640,217	0.7%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $123,598,062 FHLMC, rates ranging from 4.500% to 7.000, maturities ranging from 09/01/35 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/33 to 10/01/37, valued at $107,101,957) to be repurchased at $105,040,513	105,000	105,000,000	1.1%
TOTAL SECURITIES LENDING COLLATERAL		663,722,675	6.9%
TOTAL INVESTMENTS — (100.0%) (Cost $7,565,570,045)		$10,282,299,430	106.7%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
Alpine Electronics, Inc.	237,300	$4,028,660	0.3%
Exedy Corp.	126,600	4,375,292	0.3%
#* J Front Retailing Co., Ltd.	529,077	4,804,380	0.3%
# Juki Corp.	455,000	3,826,474	0.3%
Kayaba Industry Co., Ltd.	763,000	4,574,986	0.3%
K's Holdings Corp.	137,572	3,922,106	0.3%
# Matsuya Co., Ltd.	189,000	3,727,680	0.3%
Nissan Shatai Co., Ltd.	537,000	4,235,617	0.3%
# PanaHome Corp.	546,000	3,732,300	0.3%
# Parco Co., Ltd.	285,000	3,786,651	0.3%
Resorttrust, Inc.	178,608	3,764,113	0.3%
# Sanyo Shokai, Ltd.	474,000	3,735,687	0.3%
# Tokyo Style Co., Ltd.	354,000	3,766,509	0.3%
# Yoshinoya Holdings Co., Ltd.	2,227	3,764,834	0.3%
# Zenrin Co., Ltd.	134,000	4,251,629	0.3%
# Zensho Co., Ltd.	381,800	3,795,929	0.3%
Other Securities		285,449,467	18.4%
Total Consumer Discretionary		349,542,314	23.2%
Consumer Staples — (7.2%)
Heiwado Co., Ltd.	209,000	3,789,929	0.3%
Sugi Pharmacy Co., Ltd.	124,700	3,729,574	0.2%
Other Securities		135,213,568	9.0%
Total Consumer Staples		142,733,071	9.5%
Energy — (1.1%)
# Modec, Inc.	130,400	4,353,284	0.3%
Other Securities		17,288,427	1.1%
Total Energy		21,641,711	1.4%
Financials — (7.1%)
Kiyo Holdings, Inc.	2,247,000	3,779,063	0.3%
# The Bank of Iwate, Ltd.	66,500	4,230,096	0.3%
# TOC Co., Ltd.	443,950	3,797,521	0.3%
Other Securities		128,809,955	8.5%
Total Financials		140,616,635	9.4%
Health Care — (3.4%)
Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586	0.3%
Miraca Holdings, Inc.	156,000	3,800,167	0.2%
Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842	0.3%
Nihon Kohden Corp.	159,000	3,797,463	0.2%
# Nipro Corp.	211,000	4,080,891	0.3%
Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017	0.3%
Other Securities		44,049,460	3.0%
Total Health Care		68,836,426	4.6%
Industrials — (20.7%)
# Chudenko Corp.	220,000	4,188,948	0.3%
# Daiseki Co., Ltd.	140,712	4,739,952	0.3%
# Fukuyama Transporting Co., Ltd.	959,000	4,053,545	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Hitachi Transport System, Ltd.	358,000	$4,122,942	0.3%
Iino Kaiun Kaisha, Ltd.	355,000	4,160,081	0.3%
Kintetsu World Express, Inc.	120,000	4,556,939	0.3%
# Meitec Corp.	138,800	4,655,867	0.3%
# Nissha Printing Co., Ltd.	108,200	3,943,441	0.3%
# Ryobi, Ltd.	587,000	3,962,838	0.3%
# Toyo Engineering Corp.	661,000	4,030,510	0.3%
Tsubakimoto Chain Co.	609,000	3,921,122	0.3%
Other Securities		364,802,032	24.0%
Total Industrials		411,138,217	27.3%
Information Technology — (9.3%)
Capcom Co., Ltd.	171,600	4,665,895	0.3%
Hitachi Kokusai Electric, Inc.	319,000	4,159,828	0.3%
Hitachi Software Engineering Co., Ltd.	194,800	4,110,626	0.3%
# Hosiden Corp.	255,600	4,336,118	0.3%
Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611	0.3%
# Koei Co., Ltd.	244,400	4,838,265	0.3%
Other Securities		157,253,355	10.4%
Total Information Technology		184,155,698	12.2%
Materials — (8.4%)
Adeka Corp.	359,000	3,804,224	0.3%
# Daio Paper Corp.	446,000	3,897,676	0.3%
Nifco, Inc.	171,000	4,197,452	0.3%
# Nippon Paint Co., Ltd.	798,000	4,287,268	0.3%
# Sanyo Special Steel Co., Ltd.	582,000	4,070,941	0.3%
Other Securities		146,841,475	9.6%
Total Materials		167,099,036	11.1%
Utilities — (0.5%)
Total Utilities		9,771,836	0.7%
TOTAL COMMON STOCKS		1,495,534,944	99.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000	0.0%
SECURITIES LENDING COLLATERAL — (24.7%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	50,000	50,000,000	3.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168	2.7%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335	26.7%
TOTAL SECURITIES LENDING COLLATERAL		492,096,503	32.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,055,755,063)		$1,988,304,447	132.1%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
# ABB Grain, Ltd.	730,107	$5,418,163	0.5%
Adelaide Brighton, Ltd.	2,191,287	6,978,122	0.6%
Ansell, Ltd.	735,509	7,519,974	0.6%
# APA Group	1,859,764	6,066,245	0.5%
#* Arrow Energy NL	2,520,200	6,867,628	0.6%
#* Austar United Communications, Ltd.	5,107,520	7,060,198	0.6%
# Australian Infrastructure Fund	1,930,563	5,638,865	0.5%
* Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609	0.6%
# Bank of Queensland, Ltd.	533,264	8,598,824	0.7%
# Beach Petroleum, Ltd.	4,600,716	5,863,973	0.5%
# Bendigo Bank, Ltd. (6091280)	723,717	11,093,251	0.9%
* Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429	0.6%
Bradken, Ltd.	502,909	6,035,808	0.5%
# Campbell Brothers, Ltd.	235,374	7,008,980	0.6%
# Centennial Coal Co., Ltd.	1,430,060	5,960,721	0.5%
# Coates Hire, Ltd.	1,227,266	7,108,082	0.6%
# ConnectEast Group	6,458,097	9,638,821	0.8%
Crane Group, Ltd.	340,809	5,039,487	0.4%
# David Jones, Ltd.	2,333,382	10,347,237	0.9%
Downer EDI, Ltd.	1,571,249	6,853,889	0.6%
# DUET Group	2,936,441	8,757,139	0.7%
Dyno Nobel, Ltd.	3,942,400	8,595,207	0.7%
Felix Resources, Ltd.	790,316	5,608,676	0.5%
# FKP Property Group	1,209,044	7,830,984	0.7%
# Flight Centre, Ltd.	350,031	9,087,454	0.8%
# Futuris Corp., Ltd.	3,100,588	5,822,185	0.5%
# Gunns, Ltd.	1,892,783	6,377,991	0.5%
Incitec Pivot, Ltd.	218,180	17,572,572	1.5%
# JB Hi-Fi, Ltd.	516,355	7,421,459	0.6%
Jubilee Mines NL	494,194	10,101,311	0.8%
# MacArthur Coal, Ltd.	764,173	6,097,719	0.5%
#* Mount Gibson Iron, Ltd.	3,240,121	7,542,313	0.6%
# New Hope Corp., Ltd.	3,651,457	7,688,886	0.6%
# Nufarm, Ltd.	424,178	6,306,474	0.5%
Pacific Brands, Ltd.	2,646,694	7,322,544	0.6%
#* Pan Australian Resources, Ltd.	6,231,776	5,576,858	0.5%
Paperlinx, Ltd.	2,344,452	5,048,540	0.4%
#* Portman, Ltd.	629,506	6,223,314	0.5%
# Primary Health Care, Ltd.	579,048	6,353,132	0.5%
# Ramsay Health Care, Ltd.	596,658	5,799,579	0.5%
Reece Australia, Ltd.	251,463	6,225,973	0.5%
#* Riversdale Mining, Ltd.	804,086	7,046,244	0.6%
# Transfield Services, Ltd.	768,280	10,484,904	0.9%
Other Securities		414,531,550	34.2%
TOTAL COMMON STOCKS		732,533,314	60.8%
PREFERRED STOCKS — (0.0%)
Other Securities		874,994	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		219,788	0.0%
TOTAL — AUSTRALIA		733,628,096	60.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
Allied Properties, Ltd.	12,686,000	$5,673,199	0.5%
# Ports Design, Ltd.	1,507,500	5,179,940	0.4%
Other Securities		228,088,258	18.9%
TOTAL COMMON STOCKS		238,941,397	19.8%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,459,640	0.1%
TOTAL — HONG KONG		240,401,037	19.9%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,834	0.0%
NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292	0.6%
Sky City Entertainment Group, Ltd.	1,896,268	6,932,200	0.6%
Other Securities		43,589,550	3.6%
TOTAL — NEW ZEALAND		57,440,042	4.8%
SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368	0.7%
Labroy Marine, Ltd.	3,343,000	6,538,436	0.6%
Raffles Education Corp., Ltd.	2,403,000	5,353,282	0.5%
Other Securities		139,836,968	11.5%
TOTAL COMMON STOCKS		159,919,054	13.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		306,773	0.0%
TOTAL — SINGAPORE		160,225,827	13.3%
UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		5,591	0.0%
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		269,717	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	$4,097,000	0.3%
SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	4.1%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	8.3%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673	6.9%
@ Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741	12.5%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162	5.9%
TOTAL SECURITIES LENDING COLLATERAL		454,229,576	37.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,263,895,537)		$1,650,300,720	136.9%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
Greene King P.L.C.	411,407	$6,921,476	0.6%
Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905	0.6%
Other Securities		156,370,961	13.5%
Total Consumer Discretionary		170,621,342	14.7%
Consumer Staples — (4.7%)
Marston's P.L.C.	1,247,442	8,609,175	0.7%
Other Securities		46,715,756	4.1%
Total Consumer Staples		55,324,931	4.8%
Energy — (8.8%)
Burren Energy P.L.C.	476,536	12,229,468	1.1%
* Dana Petroleum P.L.C.	337,760	9,190,529	0.8%
Expro International Group P.L.C.	429,435	8,954,966	0.8%
Hunting P.L.C.	485,389	6,995,372	0.6%
John Wood Group P.L.C.	1,504,358	12,695,851	1.1%
* Premier Oil P.L.C.	335,038	8,937,404	0.8%
*# Soco International P.L.C.	294,449	14,071,036	1.2%
Venture Production P.L.C.	437,094	7,146,277	0.6%
Other Securities		24,367,618	2.0%
Total Energy		104,588,521	9.0%
Financials — (14.3%)
Aberdeen Asset Management P.L.C.	2,493,376	8,592,838	0.7%
Brit Insurance Holdings P.L.C.	1,320,379	6,964,099	0.6%
Derwent London P.L.C.	345,803	10,690,288	0.9%
# F&C Asset Management P.L.C.	1,670,683	6,933,855	0.6%
Henderson Group P.L.C.	2,973,714	8,786,434	0.8%
Hiscox, Ltd.	1,606,168	8,815,949	0.8%
IG Group Holdings P.L.C.	1,209,607	10,165,082	0.9%
Other Securities		109,649,360	9.4%
Total Financials		170,597,905	14.7%
Health Care — (3.2%)
* Gyrus Group P.L.C.	623,812	7,774,656	0.7%
SSL International P.L.C.	779,371	8,066,732	0.7%
Other Securities		21,913,859	1.9%
Total Health Care		37,755,247	3.3%
Industrials — (34.9%)
Aggreko P.L.C.	1,047,234	10,911,260	0.9%
Amec P.L.C.	762,317	12,027,803	1.0%
Arriva P.L.C.	577,614	9,690,241	0.8%
Atkins WS P.L.C.	445,124	11,058,742	1.0%
Babcock International Group P.L.C.	857,669	10,393,531	0.9%
Carillion P.L.C.	1,160,755	8,818,156	0.8%
* Charter P.L.C.	613,283	10,878,338	0.9%
Cookson Group P.L.C.	780,702	11,967,847	1.0%
Davis Service Group P.L.C.	701,142	7,619,306	0.7%
De La Rue P.L.C.	631,439	11,318,867	1.0%
* easyJet P.L.C.	742,283	8,592,046	0.7%
Forth Ports P.L.C.	187,302	7,008,426	0.6%
Go-Ahead Group P.L.C.	178,245	9,062,610	0.8%
Homeserve P.L.C.	238,474	8,727,754	0.8%
Intertek Group P.L.C.	615,784	11,448,487	1.0%
* Invensys P.L.C.	1,628,063	8,332,032	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Michael Page International P.L.C.	1,292,259	$8,686,749	0.8%
Mitie Group P.L.C.	1,263,634	7,150,545	0.6%
SIG P.L.C.	487,628	8,665,468	0.8%
Stagecoach Group P.L.C.	1,492,069	7,573,445	0.7%
The Weir Group P.L.C.	853,629	13,722,292	1.2%
VT Group P.L.C.	708,023	9,376,850	0.8%
Other Securities		201,498,935	17.3%
Total Industrials		414,529,730	35.8%
Information Technology — (11.4%)
* Autonomy Corp. P.L.C.	735,861	12,067,144	1.0%
Electrocomponents P.L.C.	1,509,894	6,868,178	0.6%
Halma P.L.C.	1,554,692	6,849,328	0.6%
Laird Group P.L.C.	696,658	8,392,854	0.7%
Misys P.L.C.	2,032,165	8,387,962	0.7%
Rotork P.L.C.	368,996	7,458,499	0.7%
Spectris P.L.C.	508,179	8,013,242	0.7%
Other Securities		77,914,624	6.7%
Total Information Technology		135,951,831	11.7%
Materials — (3.4%)
DS Smith P.L.C.	1,629,320	7,031,837	0.6%
Other Securities		33,957,121	2.9%
Total Materials		40,988,958	3.5%
Telecommunication Services — (0.9%)
Total Telecommunication Services		10,468,099	0.9%
Utilities — (0.6%)
Total Utilities		7,756,580	0.7%
TOTAL COMMON STOCKS		1,148,583,144	99.1%
PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
Total Consumer Staples		3,349	0.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		30,969	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000	0.1%
SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871	0.2%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/01/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287	3.2%
TOTAL SECURITIES LENDING COLLATERAL		39,339,158	3.4%
TOTAL INVESTMENTS — (100.0%) (Cost $837,642,168)		$1,188,779,620	102.6%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		$52,317,334	2.3%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & Van Haaren	85,898	8,768,567	0.4%
Bekaert SA	59,440	8,244,505	0.4%
Other Securities		72,415,978	3.2%
TOTAL COMMON STOCKS		89,429,050	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,288	0.0%
TOTAL — BELGIUM		89,433,338	4.0%
DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
Other Securities		77,895,429	3.5%
FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
# Amer Sports Oyj Series A	269,460	7,358,373	0.3%
KCI Konecranes Oyj	255,800	9,757,155	0.4%
Nokian Renkaat Oyj	384,580	14,610,945	0.7%
Other Securities		108,966,962	4.8%
TOTAL COMMON STOCKS		140,693,435	6.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		217,182	0.0%
TOTAL — FINLAND		140,910,617	6.2%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
# Bourbon SA	139,178	9,275,996	0.4%
Nexans SA	80,936	10,802,438	0.5%
SCOR SE	282,143	7,317,962	0.3%
* UbiSoft Entertainment SA	102,741	8,933,297	0.4%
Other Securities		258,703,076	11.5%
TOTAL COMMON STOCKS		295,032,769	13.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,729	0.0%
TOTAL — FRANCE		295,064,498	13.1%
GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
Bilfinger Berger AG	136,777	11,129,356	0.5%
MTU Aero Engines Holding AG	164,627	8,791,293	0.4%
MVV Energie AG	143,467	6,909,290	0.3%
*# QIAGEN NV	531,102	11,307,987	0.5%
Rheinmetall AG	86,437	7,188,072	0.3%
Rhoen-Klinikum AG	298,808	9,416,708	0.4%
* SGL Carbon AG	228,535	12,974,931	0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	181,686	$11,244,557	0.5%
Wincor Nixdorf AG	117,600	10,149,883	0.5%
Other Securities		253,774,100	11.2%
TOTAL COMMON STOCKS		342,886,177	15.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		5,104	0.0%
TOTAL — GERMANY		342,891,281	15.2%
GREECE — (4.0%)
COMMON STOCKS — (4.0%)
Bank of Greece	61,332	8,060,285	0.4%
Other Securities		99,251,819	4.4%
TOTAL COMMON STOCKS		107,312,104	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,427	0.0%
TOTAL — GREECE		107,324,531	4.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
DCC P.L.C.	324,316	8,077,177	0.4%
* Dragon Oil P.L.C.	1,510,561	9,851,756	0.4%
IAWS Group P.L.C.	368,887	7,993,147	0.4%
Kingspan Group P.L.C.	326,615	6,888,118	0.3%
Other Securities		40,307,761	1.7%
TOTAL — IRELAND		73,117,959	3.2%
ITALY — (6.6%)
COMMON STOCKS — (6.6%)
* Impregilo SpA	1,144,479	7,544,774	0.3%
Other Securities		166,480,838	7.4%
TOTAL COMMON STOCKS		174,025,612	7.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		534,824	0.0%
TOTAL — ITALY		174,560,436	7.7%
NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
Aalberts Industries NV	372,614	7,820,426	0.3%
Boskalis Westminster CVA	223,109	13,387,324	0.6%
# Hagemeyer NV	1,941,147	13,232,746	0.6%
Koninklijke Bam Groep NV	436,318	10,412,372	0.5%
Nutreco Holding NV	146,191	8,913,926	0.4%
OPG Groep NV	218,634	7,045,692	0.3%
Stork NV	105,189	7,330,987	0.3%
*# Tele Atlas NV	351,470	14,488,334	0.6%
Other Securities		122,614,023	5.5%
TOTAL — NETHERLANDS		205,245,830	9.1%
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		71,389,878	3.2%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
Jeronimo Martins SGPS SA	853,785	$6,868,793	0.3%
Other Securities		22,850,888	1.0%
TOTAL COMMON STOCKS		29,719,681	1.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,983	0.0%
TOTAL — PORTUGAL		29,735,664	1.3%
SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
# SOS Cuetara SA	363,709	7,508,500	0.3%
Other Securities		124,064,530	5.5%
TOTAL — SPAIN		131,573,030	5.8%
SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
OMX AB	189,900	7,926,174	0.4%
Other Securities		124,814,260	5.5%
TOTAL — SWEDEN		132,740,434	5.9%
SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
* Actelion, Ltd.	177,806	7,871,574	0.4%
Bank Sarasin & Cie Series B	1,778	8,466,979	0.4%
Barry Callebaut AG	10,927	8,519,989	0.4%
Bucher Industries AG	33,989	8,422,047	0.4%
Clariant AG	794,519	7,017,251	0.3%
Galenica Holding AG	15,936	8,660,554	0.4%
George Fisher AG	11,518	7,588,949	0.3%
Kuoni Reisen Holding AG	13,794	7,297,392	0.3%
* Logitech International SA	242,719	8,263,166	0.4%
Lonza Group AG	126,465	14,774,409	0.7%
PSP Swiss Property AG	148,025	7,592,864	0.3%
Rieters Holdings AG	15,890	7,900,389	0.4%
Sika AG	7,511	13,988,654	0.6%
Sulzer AG	14,002	21,170,814	0.9%
Valiant Holding AG	60,231	9,412,840	0.4%
Other Securities		178,114,825	7.8%
TOTAL COMMON STOCKS		325,062,696	14.4%
PREFERRED STOCKS — (0.1%)
Other Securities		1,861,695	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		72,405	0.0%
TOTAL — SWITZERLAND		326,996,796	14.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	$1,889,000	0.1%
SECURITIES LENDING COLLATERAL — (15.3%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000	2.2%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045	0.5%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000	1.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106	14.1%
TOTAL SECURITIES LENDING COLLATERAL		406,989,151	18.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,802,732,916)		$2,660,075,206	117.9%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
Astral Media, Inc. Class A	61,500	$2,690,760	1.3%
# Corus Entertainment, Inc. Class B	48,900	2,418,226	1.1%
* Great Canadian Gaming Corp.	82,200	1,353,902	0.6%
Linamar Corp.	70,700	1,408,414	0.7%
* RONA, Inc.	149,300	2,611,388	1.2%
# Torstar Corp. Class B	72,900	1,402,666	0.7%
Other Securities		9,604,607	4.5%
Total Consumer Discretionary		21,489,963	10.1%
Consumer Staples — (3.4%)
# Rothmans, Inc.	80,000	2,000,100	0.9%
* Saskatchewan Wheat Pool, Inc.	264,000	2,943,747	1.4%
Other Securities		3,255,612	1.5%
Total Consumer Staples		8,199,459	3.8%
Energy — (20.1%)
* Denison Mines Corp.	239,400	2,202,590	1.0%
* Duvernay Oil Corp.	57,600	1,414,727	0.7%
# Ensign Energy Services, Inc.	150,400	2,194,446	1.0%
* Oilexco, Inc.	147,400	2,206,688	1.0%
* Petrobank Energy & Resources, Ltd.	67,000	3,366,248	1.6%
ShawCor, Ltd.	74,900	2,547,476	1.2%
# Trican Well Service, Ltd.	150,200	2,552,026	1.2%
* UEX Corp.	179,100	1,352,273	0.6%
* UTS Energy Corp.	507,000	2,707,515	1.3%
Other Securities		27,619,654	13.0%
Total Energy		48,163,643	22.6%
Financials — (5.3%)
Canadian Western Bank	71,100	1,921,929	0.9%
* Dundee Corp. Class A	75,200	1,638,690	0.8%
Home Capital Group, Inc.	35,700	1,419,503	0.7%
Kingsway Financial Services, Inc.	74,800	1,207,332	0.6%
Other Securities		6,438,210	2.9%
Total Financials		12,625,664	5.9%
Health Care — (5.5%)
* Axcan Pharma, Inc.	69,700	1,566,934	0.7%
MDS, Inc.	160,800	3,256,363	1.5%
Other Securities		8,301,547	3.9%
Total Health Care		13,124,844	6.1%
Industrials — (11.1%)
Evertz Technologies, Ltd.	47,900	1,820,291	0.9%
Methanex Corp.	123,100	3,656,253	1.7%
Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791	1.2%
# Russel Metals, Inc.	81,700	2,009,103	0.9%
* Silver Standard Resources, Inc.	41,692	1,508,909	0.7%
* Stantec, Inc.	56,300	1,900,220	0.9%
Toromont Industries, Ltd.	76,900	2,047,949	1.0%
Transcontinental, Inc. Class A	87,400	1,589,885	0.8%
Other Securities		9,586,454	4.4%
Total Industrials		26,666,855	12.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (7.0%)
* Celestica, Inc.	251,756	$1,465,293	0.7%
* MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075	0.9%
*# Open Text Corp.	60,900	1,998,838	0.9%
Quebecor, Inc. Class B	55,000	2,131,907	1.0%
Other Securities		9,503,008	4.4%
Total Information Technology		16,924,121	7.9%
Materials — (26.1%)
CCL Industries, Inc. Class B	33,400	1,245,214	0.6%
* Eastern Platinum, Ltd.	736,790	2,026,274	1.0%
* Eldorado Gold Corp.	377,395	2,200,323	1.0%
* Equinox Minerals, Ltd.	640,890	2,781,602	1.3%
* FNX Mining Co., Inc.	39,806	1,332,373	0.6%
# Harry Winston Diamond Corp.	69,100	2,622,476	1.2%
IAMGOLD Corp.	359,000	3,091,145	1.5%
* Major Drilling Group International, Inc.	27,700	1,598,370	0.8%
* Miramar Mining Corp.	203,970	1,276,916	0.6%
# Nova Chemicals Corp.	37,400	1,209,950	0.6%
* Pan Amer Silver Corp.	70,200	2,235,280	1.0%
# Silvercorp Metals, Inc.	155,100	1,270,333	0.6%
* Thompson Creek Metals Company, Inc.	124,000	2,473,924	1.2%
* Timminco, Ltd.	98,400	1,431,792	0.7%
# West Fraser Timber Co., Ltd.	41,600	1,245,982	0.6%
Other Securities		34,664,309	16.1%
Total Materials		62,706,263	29.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		105,605	0.1%
Utilities — (1.3%)
Total Utilities		3,033,349	1.4%
TOTAL COMMON STOCKS		213,039,766	99.8%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		8,708	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000	0.0%
SECURITIES LENDING COLLATERAL — (11.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854	10.2%
@ Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946	2.5%
TOTAL SECURITIES LENDING COLLATERAL		27,111,800	12.7%
TOTAL INVESTMENTS — (100.0%) (Cost $246,828,280)		$240,268,274	112.5%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$13,639,173	0.4%
BRAZIL — (11.3%)
COMMON STOCKS — (1.4%)
Companhia Siderurgica Nacional SA	241,404	18,381,015	0.5%
Other Securities		37,867,679	1.0%
TOTAL COMMON STOCKS		56,248,694	1.5%
PREFERRED STOCKS — (9.9%)
Banci Itau Holding Financeira SA	1,736,000	47,934,401	1.3%
Banco Bradesco SA	1,604,316	50,920,723	1.4%
Companhia de Bebidas das Americas Preferred ADR	382,700	28,733,116	0.8%
Companhia Vale do Rio Doce Series A	2,791,120	81,194,237	2.2%
Gerdau SA	697,734	19,810,710	0.5%
Investimentos Itau SA	3,669,626	26,610,776	0.7%
Telecomunicacoes de Sao Paulo SA	621,100	16,456,881	0.4%
Unibanco-Uniao de Bancos Brasileiros Units SA	1,780,960	26,425,802	0.7%
Usinas Siderurgicas de Minas Gerais SA Series A	300,808	15,252,687	0.4%
Other Securities		95,185,723	2.6%
TOTAL PREFERRED STOCKS		408,525,056	11.0%
TOTAL — BRAZIL		464,773,750	12.5%
CHILE — (2.6%)
COMMON STOCKS — (2.6%)
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	20,838,290	0.6%
Other Securities		85,032,521	2.3%
TOTAL COMMON STOCKS		105,870,811	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		184	0.0%
TOTAL — CHILE		105,870,995	2.9%
CHINA — (4.0%)
COMMON STOCKS — (4.0%)
Other Securities		161,833,299	4.4%
CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
# CEZ A.S.	381,144	28,266,227	0.8%
Other Securities		17,906,045	0.4%
TOTAL — CZECH REPUBLIC		46,172,272	1.2%
HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
# MOL Hungarian Oil & Gas NYRT	168,429	24,129,404	0.7%
OTP Bank NYRT	471,768	23,254,916	0.6%
Other Securities		17,618,285	0.4%
TOTAL — HUNGARY		65,002,605	1.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (13.4%)
COMMON STOCKS — (13.4%)
HDFC Bank, Ltd.	386,733	$16,882,649	0.5%
ICICI Bank Sponsored ADR	629,447	38,087,838	1.0%
Infosys Technologies, Ltd.	657,429	26,728,909	0.7%
ITC, Ltd.	3,899,423	18,668,764	0.5%
Larsen & Toubro, Ltd.	216,588	22,596,425	0.6%
Reliance Communications, Ltd.	1,721,955	29,353,112	0.8%
Reliance Industries, Ltd.	1,772,347	128,087,323	3.5%
Other Securities		268,738,057	7.2%
TOTAL COMMON STOCKS		549,143,077	14.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,814,351	0.1%
TOTAL — INDIA		550,957,428	14.9%
INDONESIA — (2.3%)
COMMON STOCKS — (2.3%)
PT Astra International Tbk	6,034,461	16,193,136	0.4%
PT Telekomunikasi Indonesia Tbk	33,437,640	36,221,136	1.0%
Other Securities		41,859,825	1.1%
TOTAL — INDONESIA		94,274,097	2.5%
ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	59,001,976	1.6%
Other Securities		90,768,627	2.4%
TOTAL — ISRAEL		149,770,603	4.0%
MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
Other Securities		177,379,685	4.8%
MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
# America Movil S.A.B. de C.V. Series L	28,536,559	87,774,610	2.4%
America Movil S.A.B. de C.V. Series L ADR	376,240	23,198,958	0.6%
Cemex S.A.B. de C.V. Sponsored ADR	771,224	22,064,719	0.6%
Grupo Mexico S.A.B. de C.V. Series B	2,792,574	19,560,179	0.5%
# Telefonos de Mexico S.A.B. de C.V.	12,016,800	22,353,506	0.6%
# Wal-Mart de Mexico SAB de C.V. Series V	7,283,165	26,334,910	0.7%
Other Securities		131,008,634	3.6%
TOTAL — MEXICO		332,295,516	9.0%
PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		38,090,356	1.0%
POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Bank Pekao SA	156,792	15,615,663	0.4%
Other Securities		64,854,883	1.8%
TOTAL — POLAND		80,470,546	2.2%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (10.7%)
COMMON STOCKS — (10.7%)
# Anglo American Platinum Corp., Ltd.	180,856	$25,826,236	0.7%
# AngloGold Ashanti, Ltd.	402,684	19,882,727	0.5%
FirstRand, Ltd.	7,981,316	25,137,670	0.7%
Impala Platinum Holdings, Ltd.	749,481	26,030,018	0.7%
MTN Group, Ltd.	2,592,990	52,413,646	1.4%
Naspers, Ltd. Series N	585,271	15,480,433	0.4%
Sasol, Ltd. Sponsored ADR	1,029,100	52,010,714	1.4%
Standard Bank Group, Ltd.	2,128,042	32,837,197	0.9%
Telkom South Africa, Ltd.	710,238	15,248,752	0.4%
Other Securities		176,098,846	4.8%
TOTAL — SOUTH AFRICA		440,966,239	11.9%
SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
# Hyundai Heavy Industries Co., Ltd.	49,890	25,620,672	0.7%
POSCO	46,060	29,288,012	0.8%
Samsung Electronics Co., Ltd.	97,139	59,631,385	1.6%
Other Securities		307,917,331	8.3%
TOTAL — SOUTH KOREA		422,457,400	11.4%
TAIWAN — (8.4%)
COMMON STOCKS — (8.4%)
Cathay Financial Holdings Co., Ltd.	8,465,487	19,085,314	0.5%
Hon Hai Precision Industry Co., Ltd.	5,183,007	33,371,280	0.9%
Nan Ya Plastic Corp.	6,878,218	17,980,637	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	42,022,052	1.1%
Other Securities		233,960,968	6.3%
TOTAL — TAIWAN		346,420,251	9.3%
THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		60,653,553	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,969	0.0%
TOTAL — THAILAND		60,664,522	1.6%
TURKEY — (3.3%)
COMMON STOCKS — (3.3%)
Akbank T.A.S.	2,662,780	19,122,576	0.5%
Turkiye Garanti Bankasi A.S.	3,760,431	32,752,648	0.9%
Turkiye Is Bankasi A.S.	2,860,249	18,320,737	0.5%
Other Securities		66,891,209	1.8%
TOTAL — TURKEY		137,087,170	3.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $14,700,000 FNMA 6.50%, 08/01/37, valued at $14,885,762) to be repurchased at $14,669,426	$14,664	$14,664,000	0.4%
SECURITIES LENDING COLLATERAL — (9.8%)
@ Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $100,023,188 FHLMC 6.000%, 08/01/37 & 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000	2.7%
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,303,980 FHLMC 5.000%, 12/01/37 & 5.921%(r), 07/01/37 & FNMA 6.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000	2.7%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $185,090,504 FHLMC, rates ranging from 4.434%(r) to 6.500%, maturities ranging from 11/01/34 to 09/01/37 & FNMA 5.890%(r), 07/01/17, valued at $155,899,376) to be repurchased at $152,901,497	152,843	152,842,525	4.1%
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $61,909,838 FHLMC 6.500%, 10/01/22 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 04/01/09 to 10/01/37, valued at $51,000,782) to be repurchased at $50,019,292	50,000	50,000,000	1.4%
TOTAL SECURITIES LENDING COLLATERAL		402,842,525	10.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,100,595,802)		$4,105,632,432	110.7%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$3,291,290	0.2%
BRAZIL — (10.0%)
COMMON STOCKS — (1.6%)
Perdigao SA	311,716	7,497,737	0.5%
Weg SA	890,600	12,027,348	0.8%
Other Securities		8,439,022	0.5%
TOTAL COMMON STOCKS		27,964,107	1.8%
PREFERRED STOCKS — (8.4%)
ArcelorMittal Inox Brasil SA	124,376	5,954,812	0.4%
Braskem SA Special Preferred A Sponsored ADR	301,000	5,372,850	0.4%
Companhia Paranaense de Energia-Copel Series B	478,800	7,438,266	0.5%
Duratex SA	370,000	9,225,749	0.6%
Eletropaulo Metropolita SA Preferred A	69,600,000	4,778,473	0.3%
Klabin SA	3,038,300	11,999,311	0.8%
Lojas Americanas SA	421,903	4,047,934	0.3%
Metalurgica Gerdau SA	145,929	5,680,217	0.4%
* Net Servicos de Comunicacao SA	400,902	5,948,565	0.4%
Sadia SA	1,138,000	7,020,851	0.5%
Sadia SA ADR	90,000	5,508,000	0.4%
Suzano Papel e Celullose SA	617,034	10,291,358	0.7%
Ultrapar Participacoes SA	137,030	4,823,224	0.3%
Vivo Participacoes SA	660,412	3,919,665	0.3%
Votorantim Celulose e Papel SA Sponsored ADR	149,200	4,956,424	0.3%
Other Securities		44,975,894	2.7%
TOTAL PREFERRED STOCKS		141,941,593	9.3%
TOTAL — BRAZIL		169,905,700	11.1%
CHILE — (1.3%)
COMMON STOCKS — (1.3%)
* Compania SudAmericana de Vapores SA	1,682,905	3,825,162	0.3%
Other Securities		18,881,444	1.2%
TOTAL — CHILE		22,706,606	1.5%
CHINA — (5.8%)
COMMON STOCKS — (5.8%)
Chaoda Modern Agriculture	4,027,631	3,786,052	0.3%
# Li Ning Co., Ltd.	1,437,000	4,894,511	0.3%
Other Securities		90,619,655	5.9%
TOTAL COMMON STOCKS		99,300,218	6.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		26,143	0.0%
TOTAL — CHINA		99,326,361	6.5%
HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		8,421,957	0.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (11.6%)
COMMON STOCKS — (11.6%)
Other Securities		$196,090,541	12.9%
PREFERRED STOCKS — (0.0%)
Other Securities		83,481	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		297,606	0.0%
TOTAL — INDIA		196,471,628	12.9%
INDONESIA — (3.2%)
COMMON STOCKS — (3.2%)
PT Timah Tbk	1,549,500	4,153,894	0.3%
Other Securities		50,244,521	3.3%
TOTAL COMMON STOCKS		54,398,415	3.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		186,269	0.0%
TOTAL — INDONESIA		54,584,684	3.6%
ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		43,902,338	2.9%
MALAYSIA — (7.0%)
COMMON STOCKS — (7.0%)
* Malaysian Resources Corp. Berhad	5,864,866	4,297,286	0.3%
Other Securities		113,827,172	7.5%
TOTAL COMMON STOCKS		118,124,458	7.8%
PREFERRED STOCKS — (0.0%)
Other Securities		23,997	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		270,829	0.0%
TOTAL — MALAYSIA		118,419,284	7.8%
MEXICO — (5.0%)
COMMON STOCKS — (5.0%)
Consorcio ARA S.A.B. de C.V.	4,374,400	4,190,922	0.3%
# Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,020,017	0.4%
*# Corporacion GEO S.A.B. de C.V. Series B	2,382,300	6,770,690	0.5%
# Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	6,388,462	0.4%
*# Empresas ICA S.A.B. de C.V.	1,694,008	10,025,048	0.7%
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	96,200	4,418,466	0.3%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	4,083,521	0.3%
Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,409,223	0.3%
* Industrias CH S.A.B. de C.V. Series B	1,560,148	5,778,591	0.4%
# Industrias Penoles S.A.B. de C.V.	223,500	5,355,599	0.4%
Other Securities		28,126,335	1.6%
TOTAL — MEXICO		85,566,874	5.6%
PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		21,145,454	1.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (4.0%)
COMMON STOCKS — (4.0%)
Mostostal Siedlce SA	1,138,694	$4,387,086	0.3%
Orbis SA	161,652	3,954,838	0.3%
Zaklad Przetworstwa Hutniczego Stalprodukt SA	12,727	4,342,838	0.3%
Other Securities		54,572,536	3.5%
TOTAL COMMON STOCKS		67,257,298	4.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		45,395	0.0%
TOTAL — POLAND		67,302,693	4.4%
SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
Aeci, Ltd.	489,937	5,919,887	0.4%
African Rainbow Minerals, Ltd.	397,142	8,678,144	0.6%
Aveng, Ltd.	1,002,160	8,486,937	0.6%
AVI, Ltd.	1,371,851	4,108,523	0.3%
Dimension Data Holdings P.L.C.	3,458,471	4,351,563	0.3%
Grindrod, Ltd.	1,331,239	4,800,459	0.3%
Johnic Communications, Ltd.	392,940	5,747,340	0.4%
* Metorex, Ltd.	1,453,388	4,814,845	0.3%
Metropolitan Holdings, Ltd.	2,290,591	5,053,975	0.3%
Murray & Roberts Holdings, Ltd.	651,864	9,245,992	0.6%
# Northam Platinum, Ltd.	717,854	4,695,679	0.3%
Reunert, Ltd.	424,337	4,783,146	0.3%
The Spar Group, Ltd.	655,748	5,467,000	0.4%
Truworths International, Ltd.	923,492	3,889,856	0.3%
Other Securities		106,851,713	6.8%
TOTAL COMMON STOCKS		186,895,059	12.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		24,568	0.0%
TOTAL — SOUTH AFRICA		186,919,627	12.2%
SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
DC Chemical Co., Ltd.	16,466	5,013,874	0.3%
Other Securities		175,600,198	11.5%
TOTAL — SOUTH KOREA		180,614,072	11.8%
TAIWAN — (9.2%)
COMMON STOCKS — (9.2%)
Other Securities		155,507,769	10.2%
THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		43,420,513	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		104,989	0.0%
TOTAL — THAILAND		43,525,502	2.9%
TURKEY — (3.1%)
COMMON STOCKS — (3.1%)
Other Securities		53,322,619	3.5%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $450,000 FNMA 5.58%, 03/25/37, valued at $330,633) to be repurchased at $323,120	$323	$323,000	0.0%
SECURITIES LENDING COLLATERAL — (11.1%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,690,611 FHLMC 5.921%(r), 07/01/37 & FNMA 5.500%, 11/01/37 & 6.000%, 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000	6.6%
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $296,558,901 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/32 to 10/01/37 & FNMA 4.398%(r), 06/01/35, valued at $90,612,923) to be repurchased at $88,870,474	88,836	88,836,198	5.8%
TOTAL SECURITIES LENDING COLLATERAL		188,836,198	12.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,145,602,026)		$1,700,093,656	111.4%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount	Value†
	(000)
UNITED STATES — (99.9%)
BONDS — (15.1%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	$91,700	$91,319,995
Citigroup Funding, Inc. Floating Rate Note (r) 5.449%, 10/22/09	85,400	85,195,125
Deutsche Bank Financial Floating Rate Note (r) 5.370%, 07/30/09	63,000	62,864,550
General Electric Capital Corp. Floating Rate Note (r) 5.360%, 10/24/08	9,500	9,477,713
(r) 5.390%, 01/05/09	10,385	10,372,029
Hewlett-Packard Co. Floating Rate Note (r) 5.370%, 06/15/09	38,000	37,910,624
JPMorgan Chase & Co. Floating Rate Note (r) 5.255%, 11/19/09	92,000	91,633,564
Wachovia Corp. Floating Rate Note (r) 5.465%, 11/24/09	93,000	92,290,224
Western Corp. Credit Union Floating Rate Note
(r) 5.340%, 09/25/08	5,000	5,000,255
TOTAL BONDS		486,064,079
CERTIFICATES OF DEPOSITS INTEREST BEARING — (7.9%)
Barclays Bank 5.230%, 01/02/08	30,000	30,000,000
4.880%, 02/06/08	65,000	65,000,000
Royal Bank of Canada 4.720%, 02/15/08	92,000	92,000,000
UBS AG 4.875%, 02/19/08	68,000	68,000,886
TOTAL CERTIFICATES OF DEPOSITS INTEREST BEARING		255,000,886
COMMERCIAL PAPER — (76.9%)
Abbey National North America 4.930%, 01/02/08	90,000	89,597,898
AIG Funding, Inc. 4.850%, 01/02/08	18,800	18,716,005
4.560%, 01/29/08	43,400	43,031,825
AstraZeneca P.L.C. 4.900%, 12/27/07	19,443	19,373,151
4.550%, 01/23/08	57,000	56,560,701
4.590%, 02/06/08	20,300	20,104,828
Bank of America Corp. 4.990%, 01/14/08	26,000	25,829,700
5.000%, 01/14/08	65,000	64,574,250
Bank of Nova Scotia 4.740%, 01/14/08	29,000	28,811,137
4.760%, 01/14/08	67,000	66,563,663

	Face Amount	Value†
	(000)
BASF AG 4.520%, 01/22/08	$25,300	$25,108,325
BNP Paribas Finance, Inc. 4.540%, 12/03/07	95,000	94,962,551
Caisse Centrale Desjardins Du Quebec 4.530%, 12/03/07	70,200	70,172,327
4.940%, 02/26/08	27,000	26,664,061
CBA (DE) Finance, Inc. 4.750%, 02/08/08	25,000	24,752,570
CME Group, Inc. 4.590%, 01/07/08	7,300	7,261,364
4.530%, 01/08/08	25,400	25,261,260
4.600%, 02/05/08	50,000	49,526,345
Cornell University 4.500%, 12/13/07	25,000	25,006,000
Danske Corp. 4.875%, 12/27/07	90,000	89,676,675
Dexia Delaware LLC 4.800%, 01/04/08	95,000	94,544,656
duPont (E.I.) de Nemours & Co., Inc. 4.480%, 12/14/07	10,000	9,981,454
Eksportfinans 4.560%, 01/07/08	32,638	32,465,260
4.600%, 02/20/08	62,000	61,281,178
Electricite de France 4.900%, 12/14/07	44,000	43,918,912
4.780%, 01/08/08	7,000	6,961,765
4.920%, 01/15/08	46,000	45,694,238
GlaxosmithKline 4.650%, 02/04/08	70,000	69,346,781
4.580%, 02/28/08	25,000	24,681,875
Govco, Inc. 4.750%, 12/04/07	16,000	15,990,595
Hewlett-Packard Co. 4.520%, 01/02/08	58,000	57,739,273
ING America Insurance Holdings 5.420%, 12/03/07	38,000	37,985,020
5.550%, 12/04/07	40,000	39,978,976
Lloyds TSB Bank P.L.C. 4.680%, 01/14/08	90,000	89,413,875
Metlife Funding, Inc. 4.530%, 12/12/07	31,656	31,606,025
National Rural Utilities 4.550%, 01/10/08	37,800	37,579,240
4.540%, 01/11/08	56,000	55,663,143
New Center Asset Trust 4.650%, 12/03/07	50,000	49,977,960
4.950%, 12/04/07	43,000	42,974,725
Nordea North America, Inc. 4.990%, 01/02/08	90,000	89,595,423
Nstar Electric Co. 4.520%, 12/04/07	17,600	17,590,691
4.520%, 12/06/07	38,910	38,879,133
NYSE Euronext 4.530%, 12/04/07	33,000	32,982,655

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
Royal Bank of Scotland P.L.C. 4.750%, 01/08/08	$5,000	$4,972,689
4.790%, 02/11/08	89,000	88,081,395
Siemens Capital Corp. 4.550%, 12/27/07	77,700	77,420,863
Societe Generale North America 4.790%, 02/14/08	30,000	29,677,632
Southern Co. 4.500%, 12/12/07	13,500	13,478,553
Stanley Works 4.500%, 12/05/07	23,700	23,684,332
4.770%, 12/14/07	21,500	21,460,126
Swedish Export Credit Corp. 4.850%, 01/10/08	8,000	7,953,551
4.620%, 01/22/08	85,000	84,356,032
Total Capital SA 4.510%, 12/10/07	10,000	9,986,850
4.800%, 12/31/07	85,000	84,647,352
UBS Finance Delaware, Inc. 5.090%, 01/04/08	38,000	37,817,862
Wal-Mart Stores, Inc. 4.470%, 12/04/07	3,000	2,998,423
Westpac Banking Corp. 5.590%, 12/11/07	11,600	11,583,217
4.730%, 02/05/08	69,225	68,569,225
4.770%, 02/14/08	14,000	13,849,562
TOTAL COMMERCIAL PAPER		2,478,925,153
TOTAL — UNITED STATES		3,219,990,118
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $4,870,000 FNMA 6.50%, 11/01/36, valued at $3,768,401) to be repurchased at $3,714,374	3,713	3,713,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,226,746,978)		$3,223,703,118

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

	Face Amount^	Value†
	(000)
AUSTRALIA — (1.8%)
BONDS — (1.8%)
Commonwealth Bank of Australia 5.200%, 05/28/08	10,000	$8,730,259
Toyota Finance Australia 5.050%, 07/28/08	22,588	19,655,436
Western Australia Treasury Corp. 4.280%, 06/12/08	12,435	10,809,942
4.050%, 06/19/08	22,900	19,892,286
TOTAL — AUSTRALIA		59,087,923
AUSTRIA — (4.8%)
BONDS — (4.8%)
Bundesimmobiliengesellschaft mbH (f) 3.500%, 08/22/08	29,200	25,891,251
Oesterreichische Kontrollbank AG (f) 3.500%, 02/18/08	54,475	48,181,142
(f) 1.500%, 03/27/08	21,000	18,476,774
3.750%, 11/28/08	11,000	15,966,519
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken (f) 3.000%, 01/19/09	54,575	48,274,504
TOTAL — AUSTRIA		156,790,190
BELGIUM — (1.2%)
BONDS — (1.2%)
Belgium, Kingdom of 5.750%, 03/28/08	26,000	38,173,500
CANADA — (1.3%)
BONDS — (1.3%)
British Columbia, Province of (f) 2.125%, 03/26/08	20,000	17,628,467
Canadian Government (j) 1.900%, 03/23/09	2,650,000	24,146,946
TOTAL — CANADA		41,775,413
DENMARK — (0.4%)
BONDS — (0.4%)
Denmark, Kingdom of 4.000%, 08/15/08	70,000	13,693,451
FRANCE — (5.2%)
BONDS — (5.2%)
Caisse D'Amortissement de la Dette Sociale SA (t) 5.350%, 07/17/08	11,290	9,839,153
5.125%, 10/25/08	14,000	20,582,611
Caisse Nationale des Autoroutes (f) 3.375%, 02/27/08	5,000	4,421,752
Dexia Credit Local 5.250%, 04/25/08	10,000	14,649,272
Government of France 5.250%, 04/25/08	62,000	91,073,016
Ixis Corp. & Invest Bank 7.500%, 08/05/08	8,000	11,896,950

	Face Amount^	Value†
	(000)
Reseau Ferre de France (f) 3.250%, 09/12/08	6,000	$5,317,090
Total Capital SA 3.500%, 01/28/08	9,000	13,139,026
TOTAL — FRANCE		170,918,870
GERMANY — (15.3%)
BONDS — (15.3%)
Bayerische Landesbank (g) 5.250%, 12/07/07	10,803	22,208,404
3.250%, 02/28/08	19,600	28,566,595
4.000%, 07/23/08	27,000	39,310,349
DEPFA Deutsche Pfandbriefbank AG (f) 1.750%, 02/18/08	14,640	12,895,079
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	52,620,424
Kreditanstalt fuer Wiederaufbau 3.750%, 12/15/08	32,000	46,563,499
(j) 2.050%, 09/21/09	1,000,000	9,176,880
Landesbank Baden-Wurttemberg (f) 3.000%, 12/22/08	5,000	4,427,050
Landesbank Hessen-Thuringen Girozentrale
(f) 4.375%, 08/15/08	20,055	17,895,424
Landwirtschaftliche Rentenbank (f) 1.750%, 02/12/08	10,000	8,813,624
(j) 0.650%, 09/30/08	9,715,000	87,265,295
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	52,000	75,345,113
Norddeutsche Landesbank Girozentrale AG (j) 0.450%, 01/19/09	10,718,000	95,940,159
TOTAL — GERMANY		501,027,895
JAPAN — (0.2%)
BONDS — (0.2%)
Japan Finance Corp. for Municipal Enterprises (f) 3.000%, 03/18/08	7,000	6,183,920
NETHERLANDS — (5.6%)
BONDS — (5.6%)
Bank Nederlandse Gemeenten (t) 5.100%, 08/05/08	11,300	9,834,486
(j) 0.800%, 09/22/08	9,300,000	83,647,020
(f) 2.000%, 12/30/08	4,000	3,502,001
Rabobank Nederland (j) 0.200%, 06/20/08	8,100,000	72,589,238
(f) 3.500%, 12/29/08	15,500	13,787,425
TOTAL — NETHERLANDS		183,360,170
NORWAY — (0.1%)
BONDS — (0.1%)
Kommunalbanken (f) 1.750%, 04/30/08	3,500	3,078,143

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (2.8%)
BONDS — (2.8%)
Instituto de Credito Oficial 3.000%, 06/16/08	6,500	$9,424,063
(j) 0.800%, 09/28/09	9,138,000	82,079,907
TOTAL — SPAIN		91,503,970
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.0%)
BONDS — (4.0%)
African Development Bank (f) 1.500%, 04/11/08	6,000	5,274,649
Eurofima (s) 5.625%, 02/05/08	89,000	13,936,910
Inter-American Development Bank (j) 1.900%, 07/08/09	10,900,000	99,636,192
Nordic Investment Bank (t) 5.090%, 12/20/07	5,000	4,411,314
(t) 4.320%, 06/02/08	9,200	8,000,062
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		131,259,127
SWEDEN — (0.2%)
BONDS — (0.2%)
Kommuninvest (t) 5.000%, 11/25/08	9,900	8,530,292
UNITED KINGDOM — (3.6%)
BONDS — (3.6%)
Bank of Scotland P.L.C. (e) 3.750%, 01/23/08	12,700	18,543,412
(j) 0.800%, 10/02/08	5,922,000	53,164,440
BP Capital Markets P.L.C. 5.000%, 12/27/07	4,025	8,263,952
GlaxoSmithKline Capital P.L.C. (e) 3.375%, 04/15/08	17,200	25,031,379
Nework Rail Infrastructure Finance P.L.C. 4.500%, 03/14/08	6,000	12,279,436
TOTAL — UNITED KINGDOM		117,282,619
UNITED STATES — (53.2%)
BONDS — (19.9%)
American Express Centurion Floating Rate Note (r) 5.561%, 06/12/09	84,000	83,651,904
Citigroup, Inc. (f) 1.500%, 04/07/08	25,000	21,919,893
(j) 0.800%, 10/30/08	2,263,000	20,227,369
General Electric Capital Corp. (j) 0.550%, 10/14/08	3,688,000	33,088,378
(j) 0.750%, 02/05/09	4,497,000	40,326,533
(f) 2.250%, 02/09/09	21,000	18,388,531
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	90,000	89,641,530
Pfizer, Inc. (j) 0.800%, 03/18/08	7,539,000	67,793,329
Toyota Motor Credit Corp. (j) 0.750%, 06/09/08	8,456,000	76,010,624
(t) 4.940%, 09/22/08	19,000	16,451,828

	Face Amount^	Value†
	(000)
Wachovia Corp. Floating Rate Note (r) 5.500%, 10/23/07	45,000	$44,850,105
(r) 5.465%, 11/24/09	50,000	49,618,400
Wells Fargo Bank & Co. Floating Rate Note (r) 5.380%, 09/23/09	90,000	90,029,340
TOTAL BONDS		651,997,764
CERTIFICATES OF DEPOSIT INTEREST BEARING — (11.9%)
Barclays Bank 5.020%, 02/25/08	96,000	95,946,634
BNP Paribas Finance, Inc. 4.960%, 01/28/08	50,000	49,955,900
Deutsche Bank AG 5.820%, 10/09/07	90,000	89,767,800
UBS AG 4.940%, 02/19/08	95,000	94,933,443
Westpac Banking Corp. 5.000%, 01/28/08	60,000	59,951,052
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		390,554,829
COMMERCIAL PAPER — (21.4%)
AIG Funding, Inc. 4.850%, 01/02/08	2,000	1,991,064
Caisse Centrale Desjardins Du Quebec 4.960%, 02/27/08	25,000	24,685,410
CBA (DE) Finance, Inc. 4.800%, 01/16/08	20,000	19,864,378
Dexia Delaware LLC 5.000%, 12/05/07	15,000	14,990,146
5.000%, 12/06/07	75,000	74,940,878
Eksportfinans 4.820%, 01/28/08	38,000	37,682,506
GlaxosmithKline 4.550%, 01/18/08	9,000	8,936,570
4.650%, 02/04/08	28,200	27,936,846
Govco, Inc. 4.750%, 12/04/07	33,800	33,780,132
ING America Insurance Holdings 4.700%, 02/19/08	84,000	83,037,990
Lloyds TSB Bank P.L.C. 4.700%, 01/15/08	90,300	89,699,776
Nordea North America, Inc. 4.750%, 01/14/08	34,000	33,777,300
Royal Bank of Scotland P.L.C. 4.750%, 01/08/08	11,700	11,636,092
4.790%, 02/11/08	83,000	82,143,324
Societe Generale North America 5.100%, 12/03/07	66,800	66,773,667
5.085%, 01/15/08	20,000	19,867,060

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount^	Value†
	(000)
Swedish Export Credit Corp. 4.620%, 01/22/08	23,000	$22,825,750
Total Capital SA 4.800%, 12/31/07	35,000	34,854,792
Westpac Banking Corp. 5.060%, 01/15/08	13,000	12,913,589
TOTAL COMMERCIAL PAPER		702,337,270
TOTAL — UNITED STATES		1,744,889,863
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $11,025,000 FHLMC 6.275%(r), 09/01/36, valued at $9,601,040) to be repurchased at $9,461,499	$9,458	9,458,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,179,213,299)		$3,277,013,346

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
ASSETS:
Investments at Value (including $530,396, $0, $984,149, and $1,402,266 of securities on loan, respectively)	$4,447,375	$332,813	$10,039,860	$8,632,187
Temporary Cash Investments at Value	150,693	2,471	51,524	119,614
Collateral Received from Securities on Loan at Value	544,981	—	1,004,216	1,485,842
Foreign Currencies at Value	—	89	—	—
Cash	1,496	—	1	1
Receivables:
Investment Securities Sold	—	—	52,739	58,285
Dividends and Interest	9,094	2,748	23,196	8,551
Securities Lending Income	58	—	150	1,068
Fund Shares Sold	3,257	—	1,160	49
Forward Currency Contracts	—	4	—	—
Fund Margin Variation	292	2,675	—	—
Unrealized Gain on Forward Currency Contracts	—	607	—	—
Prepaid Expenses and Other Assets	2	1	3	3
Total Assets	5,157,248	341,408	11,172,849	10,305,600
LIABILITIES:
Payables:
Upon Return of Securities Loaned	544,981	—	1,004,216	1,485,842
Investment Securities Purchased	104,376	—	—	1,445
Fund Shares Redeemed	1,192	109	8,045	10,907
Due to Advisor	92	14	844	1,497
Forward Currency Contracts	—	823	—	—
Unrealized Loss on Swaps Contracts	—	860	—	—
Unrealized Loss on Forward Currency Contracts	—	2,466	—	—
Accrued Expenses and Other Liabilities	258	20	422	414
Total Liabilities	650,899	4,292	1,013,527	1,500,105
NET ASSETS	$4,506,349	$337,116	$10,159,322	$8,805,495
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	34,431,331	465,820,838	420,706,972
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	$9.79	$21.81	$20.93
Investments at Cost	$3,055,825	$320,307	$8,318,720	$8,661,278
Temporary Cash Investments at Cost	$150,693	$2,471	$51,524	$119,614
Collateral Received from Securities on Loan at Cost	$544,981	$—	$1,004,216	$1,485,842
Foreign Currencies at Cost	—	$84	—	—
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	$311,255	$8,554,656	$7,787,351
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	7,339	1,938	2,904
Accumulated Net Realized Gain (Loss)	N/A	9,802	(118,412)	1,044,331
Net Unrealized Foreign Exchange Gain (Loss)	N/A	(1,764)	—	—
Net Unrealized Appreciation (Depreciation)	N/A	10,484	1,721,140	(29,091)
NET ASSETS	N/A	$337,116	$10,159,322	$8,805,495
(1) NUMBER OF SHARES AUTHORIZED	N/A	Unlimited	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $895,917, $1,077,166, $630,556 and $459,937 of securities on loan, respectively)	$3,499,020	$4,648,669	$9,589,109	$1,495,535
Temporary Cash Investments at Value	48,805	41,029	29,468	673
Collateral Received from Securities on Loan at Value	945,544	1,151,750	663,723	492,097
Foreign Currencies at Value	—	—	4,397	892
Cash	524	—	12	15
Receivables:
Investment Securities Sold	29,007	18,418	193	1,329
Dividends, Interest, and Tax Reclaims	2,418	2,781	23,833	6,933
Securities Lending Income	947	1,648	444	792
Fund Shares Sold	11,636	36	2,011	1,929
Prepaid Expenses and Other Assets	1	21	3	—
Total Assets	4,537,902	5,864,352	10,313,193	2,000,195
LIABILITIES:
Payables:
Upon Return of Securities Loaned	945,544	1,151,750	663,723	492,097
Investment Securities Purchased	387	1,067	—	1,230
Fund Shares Redeemed	1,007	8,695	8,665	1,843
Due to Advisor	90	400	1,608	124
Accrued Expenses and Other Liabilities	161	233	476	80
Total Liabilities	947,189	1,162,145	674,472	495,374
NET ASSETS	$3,590,713	$4,702,207	$9,638,721	$1,504,821
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	221,549,968	441,925,978	394,240,631	N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.21	$10.64	$24.45	N/A
Investments at Cost	$3,336,288	$4,331,484	$6,872,379	$1,562,986
Temporary Cash Investments at Cost	$48,805	$41,029	$29,468	$673
Collateral Received from Securities on Loan at Cost	$945,544	$1,151,750	$663,723	$492,097
Foreign Currencies at Cost	—	—	$4,376	$891
NET ASSETS CONSIST OF:
Paid-In Capital	$3,162,586	$4,005,343	$6,276,191	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	890	1,383	9,727	N/A
Accumulated Net Realized Gain (Loss)	264,505	378,296	635,950	N/A
Net Unrealized Foreign Exchange Gain (Loss)	—	—	102	N/A
Net Unrealized Appreciation (Depreciation)	162,732	317,185	2,716,751	N/A
NET ASSETS	$3,590,713	$4,702,207	$9,638,721	N/A
(1) NUMBER OF SHARES AUTHORIZED	Unlimited	Unlimited	Unlimited	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $398,007, $36,702, $378,625 and $24,883 of securities on loan, respectively)	$1,191,974	$1,148,617	$2,251,197	$213,048
Temporary Cash Investments at Value	4,097	823	1,889	108
Collateral Received from Securities on Loan at Value	454,230	39,339	406,989	27,112
Foreign Currencies at Value	7,573	4,264	3,305	252
Cash	16	16	244	16
Receivables:
Investment Securities Sold	1,521	4,422	831	22
Dividends, Interest, and Tax Reclaims	2,122	1,862	2,101	109
Securities Lending Income	562	27	471	32
Fund Shares Sold	190	33	39	—
Prepaid Expenses and Other Assets	—	1	1	—
Total Assets	1,662,285	1,199,404	2,667,067	240,699
LIABILITIES:
Payables:
Upon Return of Securities Loaned	454,230	39,339	406,989	27,112
Investment Securities Purchased	2,733	1,326	3,630	23
Due to Advisor	102	101	192	19
Accrued Expenses and Other Liabilities	66	58	134	16
Total Liabilities	457,131	40,824	410,945	27,170
NET ASSETS	$1,205,154	$1,158,580	$2,256,122	$213,529
Investments at Cost	$805,569	$797,480	$1,393,855	$219,608
Temporary Cash Investments at Cost	$4,097	$823	$1,889	$108
Collateral Received from Securities on Loan at Cost	$454,230	$39,339	$406,989	$27,112
Foreign Currencies at Cost	$7,629	$4,282	$3,294	$262

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $379,313, $168,009, $0, and $0 of securities on loan, respectively)	$3,688,126	$1,510,934	$3,219,990	$3,267,555
Temporary Cash Investments at Value	14,664	323	3,713	9,458
Collateral Received from Securities on Loan at Value	402,843	188,836	—	—
Foreign Currencies at Value	796	1,140	—	239
Cash	14	—	—	13
Receivables:
Investment Securities Sold	1,176	8,069	—	838
Dividends, Interest, and Tax Reclaims	3,621	1,182	2,653	24,852
Securities Lending Income	382	406	—	—
Fund Shares Sold	3,270	5,953	3,049	1,172
Forward Currency Contracts	—	—	—	59
Unrealized Gain on Forward Currency Contracts	—	—	—	13,606
Prepaid Expenses and Other Assets	1	—	1	1
Total Assets	4,114,893	1,716,843	3,229,406	3,317,793
LIABILITIES:
Payables:
Upon Return of Securities Loaned	402,843	188,836	—	—
Investment Securities Purchased	—	470	—	—
Fund Shares Redeemed	—	—	—	88
Due to Advisor	311	259	136	137
Forward Currency Contracts	—	—	—	5,937
Unrealized Loss on Forward Currency Contracts	—	—	—	9,385
Deferred Thailand Capital Gains Tax	3,585	1,536	—	—
Accrued Expenses and Other Liabilities	364	171	126	151
Total Liabilities	407,103	191,272	262	15,698
NET ASSETS	$3,707,790	$1,525,571	$3,229,144	$3,302,095
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	N/A	N/A	322,668,236	316,422,284
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	N/A	N/A	$10.01	$10.44
Investments at Cost	$1,683,089	$956,443	$3,223,034	$3,169,755
Temporary Cash Investments at Cost	$14,664	$323	$3,713	$9,458
Collateral Received from Securities on Loan at Cost	$402,843	$188,836	—	—
Foreign Currencies at Cost	$791	$1,124	—	$234
NET ASSETS CONSIST OF:
Paid-In Capital	N/A	N/A	$3,233,445	$3,184,422
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	13,397	40,415
Accumulated Net Realized Gain (Loss)	N/A	N/A	(14,654)	(25,439)
Net Unrealized Foreign Exchange Gain (Loss)	N/A	N/A	—	4,892
Net Unrealized Appreciation (Depreciation)	N/A	N/A	(3,044)	97,805
NET ASSETS	N/A	N/A	$3,229,144	$3,302,095
(1) NUMBER OF SHARES AUTHORIZED	N/A	N/A	Unlimited	Unlimited

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The U.S. Large Company Series	The Enhanced U.S. Large Company Series	The U.S. Large Cap Value Series	The U.S. Small Cap Value Series
Investment Income
Dividends	$91,440	$—	$152,304	$134,714
Interest	3,944	13,326	4,285	4,032
Income from Securities Lending	927	—	2,119	11,899
Total Investment Income	96,311	13,326	158,708	150,645
Expenses
Investment Advisory Services Fees	1,201	183	10,188	19,951
Accounting & Transfer Agent Fees	491	56	1,011	995
S&P 500® Fees	86	6	—	—
Custodian Fees	62	36	108	156
Shareholders' Reports	52	4	103	105
Directors'/Trustees' Fees & Expenses	7	1	94	44
Legal Fees	58	1	38	45
Audit Fees	61	4	119	120
Other	31	2	56	60
Total Expenses	2,049	293	11,717	21,476
Net Investment Income (Loss)	94,262	13,033	146,991	129,169
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	10,206	(538)	(118,412)	1,072,520
Futures	3,585	28,285	—	—
Foreign Currency Transactions	—	(882)	—	—
Swap Contracts	—	1,469	—	—
In-Kind Redemptions	529,199 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(217,829)	2,487	(150,559)	(1,994,517)
Futures	(216)	(21,293)	—	—
Swap Contracts	—	(1,162)	—	—
Translation of Foreign Currency Denominated Amounts	—	4,461	—	—
Net Realized and Unrealized Gain (Loss)	324,945	12,827	(268,971)	(921,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	$419,207	$25,860	$(121,980)	$(792,828)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The U.S. Small Cap Series	The U.S. Micro Cap Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $23,649 and $1,557, respectively)	$39,537	$50,822	$278,708	$20,711
Interest	1,116	1,662	2,113	262
Income from Securities Lending	10,235	19,931	14,342	10,705
Total Investment Income	50,888	72,415	295,163	31,678
Expenses
Investment Advisory Services Fees	1,150	5,082	18,039	1,524
Accounting & Transfer Agent Fees	394	516	900	174
Custodian Fees	87	100	1,185	262
Shareholders' Reports	40	53	84	15
Directors'/Trustees' Fees & Expenses	17	21	97	9
Legal Fees	14	21	36	7
Audit Fees	46	61	103	18
Other	38	32	106	29
Total Expenses	1,786	5,886	20,550	2,038
Net Investment Income (Loss)	49,102	66,529	274,613	29,640
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	303,991	379,499	654,522	51,317
Foreign Currency Transactions	—	—	2,498	(227)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(417,060)	(602,264)	403,307	(103,081)
Translation of Foreign Currency Denominated Amounts	—	—	(180)	144
Net Realized and Unrealized Gain (Loss)	(113,069)	(222,765)	1,060,147	(51,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,967)	$(156,236)	$1,334,760	$(22,207)

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series(a)
Investment Income
Dividends (Net of Foreign Taxes Withheld of $469, $0, $5,790 and $69, respectively)	$32,140	$34,869	$43,799	$394
Interest	306	103	244	100
Income from Securities Lending	5,485	108	7,366	105
Total Investment Income	37,931	35,080	51,409	599
Expenses
Investment Advisory Services Fees	1,016	1,234	2,231	81
Accounting & Transfer Agent Fees	123	145	242	24
Custodian Fees	355	81	523	101
Shareholders' Reports	9	12	21	1
Directors'/Trustees' Fees & Expenses	12	13	24	3
Legal Fees	4	5	9	1
Audit Fees	11	15	26	1
Organizational and Offering Costs	—	—	—	1
Other	21	19	37	3
Total Expenses	1,551	1,524	3,113	216
Net Investment Income (Loss)	36,380	33,556	48,296	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	111,215	42,995	151,648	1,663
Foreign Currency Transactions	874	397	559	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	232,165	(51,516)	126,217	(6,570)
Translation of Foreign Currency Denominated Amounts	(25)	(10)	83	(2)
Net Realized and Unrealized Gain (Loss)	344,229	(8,134)	278,507	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$380,609	$25,422	$326,803	$(4,939)

(a)  The Portfolio commenced operations on April 2, 2007.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,660, $2,372, $0 and $0, respectively)	$78,304	$24,713	$—	$—
Interest	517	235	159,010	105,338
Income from Securities Lending	3,188	2,805	—	—
Total Investment Income	82,009	27,753	159,010	105,338
Expenses
Investment Advisory Services Fees	3,029	2,461	1,510	1,468
Accounting & Transfer Agent Fees	318	144	313	310
Custodian Fees	2,142	1,113	37	284
Shareholders' Reports	28	11	28	28
Directors'/Trustees' Fees & Expenses	25	15	15	15
Legal Fees	15	8	10	10
Audit Fees	40	38	35	34
Other	65	42	16	16
Total Expenses	5,662	3,832	1,964	2,165
Net Investment Income (Loss)	76,347	23,921	157,046	103,173
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	143,019	107,316	(74)	(3,439)
Foreign Currency Transactions	(111)	(336)	—	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	859,017	279,364	(2,138)	24,384
Translation of Foreign Currency Denominated Amounts	(27)	76	—	56,392
Deferred Thailand Capital Gains Tax	(884)	(450)	—	—
Net Realized and Unrealized Gain (Loss)	1,001,014	385,970	(2,212)	44,797
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,077,361	$409,891	$154,834	$147,970

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series		The Enhanced U.S. Large Company Series		The U.S. Large Cap Value Series		The U.S. Small Cap Value Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$94,262	$87,710	$13,033	$11,543	$146,991	$119,373	$129,169	$103,401
Net Realized Gain (Loss) on:
Investment Securities Sold	10,206	(8,634)	(538)	(2,115)	(118,412)	477,934	1,072,520	945,679
Futures	3,585	6,769	28,285	8,831	—	—	—	—
Foreign Currency Transactions	—	—	(882)	(790)	—	—	—	—
Swap Contracts	—	—	1,469	1,860	—	—	—	—
In-Kind Redemptions	529,199 *	—	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(217,829)	523,721	2,487	11,808	(150,559)	631,814	(1,994,517)	517,884
Futures	(216)	(1,050)	(21,293)	16,928	—	—	—	—
Swap Contracts	—	—	(1,162)	(613)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	4,461	(5,635)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	419,207	608,516	25,860	41,817	(121,980)	1,229,121	(792,828)	1,566,964
Distributions From:
Net Investment Income	—	—	(10,384)	(4,468)	(146,268)	(127,544)	(128,093)	(104,797)
Net Short-Term Gains	—	—	(11,623)	—	(14,058)	(14,160)	(77,426)	(37,843)
Net Long-Term Gains	—	—	(14,452)	(4,136)	(463,917)	(186,026)	(868,641)	(678,973)
Total Distributions	—	—	(36,459)	(8,604)	(624,243)	(327,730)	(1,074,160)	(821,613)
Capital Share Transactions (1):
Shares Issued	—	—	57,240	55,264	1,783,358	1,997,675	1,462,057	899,678
Shares Issued in Lieu of Cash Distributions	—	—	35,498	8,537	600,794	317,835	1,046,092	795,998
Shares Redeemed	—	—	(92,306)	(63,339)	(344,913)	(182,182)	(1,280,078)	(523,514)
Net Increase (Decrease) from Capital Share Transactions	—	—	432	462	2,039,239	2,133,328	1,228,071	1,172,162
Transactions in Interest:
Contributions	616,294	753,004	—	—	—	—	—	—
Withdrawals	(1,482,132)*	(647,252)	—	—	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	(865,838)	105,752	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	(446,631)	714,268	(10,167)	33,675	1,293,016	3,034,719	(638,917)	1,917,513
Net Assets
Beginning of Period	4,952,980	4,238,712	347,283	313,608	8,866,306	5,831,587	9,444,412	7,526,899
End of Period	$4,506,349	$4,952,980	$337,116	$347,283	$10,159,322	$8,866,306	$8,805,495	$9,444,412
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	5,792	5,851	75,958	92,566	62,384	37,774
Shares Issued in Lieu of Cash Distributions	N/A	N/A	3,725	916	26,704	15,344	45,298	36,792
Shares Redeemed	N/A	N/A	(9,298)	(6,751)	(15,046)	(8,564)	(55,385)	(22,249)
	N/A	N/A	219	16	87,616	99,346	52,297	52,317
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	$7,339	$7,107	$1,938	$1,485	$2,904	$1,847

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Small Cap Series		The U.S. Micro Cap Series		The DFA International Value Series		The Japanese Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$49,102	$36,669	$66,529	$45,889	$274,613	$193,174	$29,640	$23,044
Net Realized Gain (Loss) on:
Investment Securities Sold	303,991	237,752	379,499	436,862	654,522	201,700	51,317	62,821
Foreign Currency Transactions	—	—	—	—	2,498	378	(227)	(83)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(417,060)	201,127	(602,264)	125,507	403,307	1,351,708	(103,081)	(135,957)
Translation of Foreign Currency Denominated Amounts	—	—	—	—	(180)	486	144	218
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,967)	475,548	(156,236)	608,258	1,334,760	1,747,446	(22,207)	(49,957)
Distributions From:
Net Investment Income	(49,031)	(37,137)	(66,185)	(46,539)	(278,093)	(202,210)	—	—
Net Short-Term Gains	(37,237)	(34,285)	(61,220)	(72,770)	(14,957)	(11,375)	—	—
Net Long-Term Gains	(200,073)	(153,072)	(375,219)	(336,642)	(185,943)	(115,307)	—	—
Total Distributions	(286,341)	(224,494)	(502,624)	(455,951)	(478,993)	(328,892)	—	—
Capital Share Transactions (1):
Shares Issued	368,763	463,046	424,272	516,783	1,731,698	1,589,921	—	—
Shares Issued in Lieu of Cash Distributions	282,015	221,851	490,524	443,063	465,562	307,948	—	—
Shares Redeemed	(328,261)	(211,846)	(379,775)	(238,645)	(871,558)	(226,869)	—	—
Net Increase (Decrease) from Capital Share Transactions	322,517	473,051	535,021	721,201	1,325,702	1,671,000	—	—
Transactions in Interest:
Contributions	—	—	—	—	—	—	227,009	334,524
Withdrawals	—	—	—	—	—	—	(85,703)	(50,274)
Net Increase (Decrease) from Transactions in Interest	—	—	—	—	—	—	141,306	284,250
Total Increase (Decrease) in Net Assets	(27,791)	724,105	(123,839)	873,508	2,181,469	3,089,554	119,099	234,293
Net Assets
Beginning of Period	3,618,504	2,894,399	4,826,046	3,952,538	7,457,252	4,367,698	1,385,722	1,151,429
End of Period	$3,590,713	$3,618,504	$4,702,207	$4,826,046	$9,638,721	$7,457,252	$1,504,821	$1,385,722
(1) Shares Issued and Redeemed:
Shares Issued	21,414	27,493	37,031	44,880	72,431	80,546	N/A	N/A
Shares Issued in Lieu of Cash Distributions	16,905	14,136	44,051	41,073	20,227	16,678	N/A	N/A
Shares Redeemed	(18,741)	(12,687)	(33,095)	(20,711)	(36,444)	(11,688)	N/A	N/A
	19,578	28,942	47,987	65,242	56,214	85,536	N/A	N/A
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$890	$819	$1,383	$1,039	$9,727	$(7,523)	N/A	N/A

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,380	$23,806	$33,556	$23,984	$48,296	$32,787	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	111,215	37,029	42,995	30,432	151,648	46,115	1,663
Foreign Currency Transactions	874	(442)	397	359	559	(3)	(413)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	232,165	130,890	(51,516)	275,001	126,217	455,015	(6,570)
Translation of Foreign Currency Denominated Amounts	(25)	15	(10)	23	83	130	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	380,609	191,298	25,422	329,799	326,803	534,044	(4,939)
Transactions in Interest:
Contributions	123,444	171,488	36,898	158,726	103,548	375,913	222,468
Withdrawals	(48,526)	(9,082)	(21,566)	(13,737)	(49,423)	(16,701)	(4,000)
Net Increase (Decrease) from Transactions in Interest	74,918	162,406	15,332	144,989	54,125	359,212	218,468
Total Increase (Decrease) in Net Assets	455,527	353,704	40,754	474,788	380,928	893,256	213,529
Net Assets
Beginning of Period	749,627	395,923	1,117,826	643,038	1,875,194	981,938	—
End of Period	$1,205,154	$749,627	$1,158,580	$1,117,826	$2,256,122	$1,875,194	$213,529

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series		The DFA One-Year Fixed Income Series		The DFA Two-Year Global Fixed Income Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$76,347	$54,451	$23,921	$17,070	$157,046	$94,187	$103,173	$72,520
Net Realized Gain (Loss) on:
Investment Securities Sold	143,019	28,277	107,316	65,664	(74)	(4,503)	(3,439)	(15,021)
Foreign Currency Transactions	(111)	(585)	(336)	(496)	—	—	(32,540)	1,152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	859,017	484,776	279,364	160,217	(2,138)	16,421	24,384	91,272
Translation of Foreign Currency Denominated Amounts	(27)	(23)	76	6	—	—	56,392	(46,235)
Deferred Thailand Capital Gains Tax	(884)	902	(450)	(475)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,077,361	567,798	409,891	241,986	154,834	106,105	147,970	103,688
Distributions From:
Net Investment Income	—	—	—	—	(152,964)	(90,843)	(79,311)	(19,326)
Total Distributions	—	—	—	—	(152,964)	(90,843)	(79,311)	(19,326)
Capital Share Transactions (1):
Shares Issued	—	—	—	—	1,322,342	1,068,203	722,901	511,783
Shares Issued in Lieu of Cash Distributions	—	—	—	—	148,906	89,382	78,772	19,113
Shares Redeemed	—	—	—	—	(663,105)	(707,260)	(137,011)	(114,719)
Net Increase (Decrease) from Capital Share Transactions	—	—	—	—	808,143	450,325	664,662	416,177
Transactions in Interest:
Contributions	481,891	455,977	360,040	181,431	—	—	—	—
Withdrawals	(266,433)	(461,369)	(147,889)	(65,159)	—	—	—	—
Net Increase (Decrease) from Transactions in Interest	215,458	(5,392)	212,151	116,272	—	—	—	—
Total Increase (Decrease) in Net Assets	1,292,819	562,406	622,042	358,258	810,013	465,587	733,321	500,539
Net Assets
Beginning of Period	2,414,971	1,852,565	903,529	545,271	2,419,131	1,953,544	2,568,774	2,068,235
End of Period	$3,707,790	$2,414,971	$1,525,571	$903,529	$3,229,144	$2,419,131	$3,302,095	$2,568,774
(1) Shares Issued and Redeemed:
Shares Issued	N/A	N/A	N/A	N/A	132,195	107,376	69,860	51,248
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	14,922	8,997	7,641	1,908
Shares Redeemed	N/A	N/A	N/A	N/A	(66,333)	(71,080)	(13,289)	(11,439)
	N/A	N/A	N/A	N/A	80,784	45,293	64,212	41,717
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	N/A	N/A	N/A	N/A	$13,397	$9,315	$40,415	$52,411

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	The U.S. Large Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	N/A	N/A	N/A	N/A	N/A
Income From Investment Operations
Net Investment Income (Loss)	—	—	—	—	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—	—	—	—	—
Total From Investment Operations	—	—	—	—	—
Less Distributions
Net Investment Income	—	—	—	—	—
Net Realized Gains	—	—	—	—	—
Total Distributions	—	—	—	—	—
Net Asset Value, End of Period	N/A	N/A	N/A	N/A	N/A
Total Return	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	13%*	4%	6%	2%	8%

The Enhanced U.S. Large Company Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.15	$9.17	$8.83	$7.94	$6.97
Income From Investment Operations
Net Investment Income (Loss)	0.35	(A)	0.33	(A)	0.27	(A)	0.08	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35	0.90	0.36	0.91	0.93
Total From Investment Operations	0.70	1.23	0.63	0.99	1.08
Less Distributions
Net Investment Income	(0.29)	(0.13)	(0.29)	(0.10)	(0.11)
Net Realized Gains	(0.77)	(0.12)	—	—	—
Total Distributions	(1.06)	(0.25)	(0.29)	(0.10)	(0.11)
Net Asset Value, End of Period	$9.79	$10.15	$9.17	$8.83	$7.94
Total Return	7.37%	13.69%	7.21%	12.50%	15.71%
Net Assets, End of Period (thousands)	$337,116	$347,283	$313,608	$221,780	$141,478
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	3.57%	3.52%	2.96%	1.59%	1.44%
Portfolio Turnover Rate	92%	134%	57%	125%	138%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Large Cap Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$23.44	$20.91	$18.55	$15.41	$13.01
Income From Investment Operations
Net Investment Income (Loss)	0.34	(A)	0.36	(A)	0.29	0.23	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.38)	3.27	2.41	3.09	2.41
Total From Investment Operations	(0.04)	3.63	2.70	3.32	2.62
Less Distributions
Net Investment Income	(0.33)	(0.38)	(0.32)	(0.18)	(0.22)
Net Realized Gains	(1.26)	(0.72)	(0.02)	—	—
Total Distributions	(1.59)	(1.10)	(0.34)	(0.18)	(0.22)
Net Asset Value, End of Period	$21.81	$23.44	$20.91	$18.55	$15.41
Total Return	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	9%	13%	9%	7%	7%

The U.S. Small Cap Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$25.64	$23.81	$23.78	$20.20	$15.04
Income From Investment Operations
Net Investment Income (Loss)	0.31	(A)	0.29	(A)	0.17	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.14)	4.11	2.35	5.09	6.29
Total From Investment Operations	(1.83)	4.40	2.52	5.25	6.41
Less Distributions
Net Investment Income	(0.31)	(0.30)	(0.31)	(0.08)	(0.12)
Net Realized Gains	(2.57)	(2.27)	(2.18)	(1.59)	(1.13)
Total Distributions	(2.88)	(2.57)	(2.49)	(1.67)	(1.25)
Net Asset Value, End of Period	$20.93	$25.64	$23.81	$23.78	$20.20
Total Return	(8.11)%	20.63%	11.67%	27.87%	46.31%
Net Assets, End of Period (thousands)	$8,805,495	$9,444,412	$7,526,899	$6,294,902	$4,518,054
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.24%	0.75%	0.78%	0.75%
Portfolio Turnover Rate	28%	27%	27%	26%	35%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The U.S. Small Cap Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.92	$16.73	$16.09	$13.84	$9.93
Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.19	(A)	0.15	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)	2.27	1.44	2.22	3.92
Total From Investment Operations	(0.31)	2.46	1.59	2.34	4.00
Less Distributions
Net Investment Income	(0.22)	(0.19)	(0.18)	(0.08)	(0.09)
Net Realized Gains	(1.18)	(1.08)	(0.77)	(0.01)	—
Total Distributions	(1.40)	(1.27)	(0.95)	(0.09)	(0.09)
Net Asset Value, End of Period	$16.21	$17.92	$16.73	$16.09	$13.84
Total Return	(1.86)%	15.90%	10.40%	16.99%	40.32%
Net Assets, End of Period (thousands)	$3,590,713	$3,618,504	$2,894,399	$2,321,090	$1,468,486
Ratio of Expenses to Average Net Assets	0.05%	0.05%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.13%	0.94%	0.85%	0.84%
Portfolio Turnover Rate	23%	18%	21%	16%	16%

The U.S. Micro Cap Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$12.25	$12.02	$11.92	$10.48	$7.11
Income From Investment Operations
Net Investment Income (Loss)	0.15	(A)	0.12	(A)	0.09	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.50)	1.48	1.10	1.65	3.47
Total From Investment Operations	(0.35)	1.60	1.19	1.72	3.52
Less Distributions
Net Investment Income	(0.15)	(0.12)	(0.10)	(0.05)	(0.05)
Net Realized Gains	(1.11)	(1.25)	(0.99)	(0.23)	(0.10)
Total Distributions	(1.26)	(1.37)	(1.09)	(0.28)	(0.15)
Net Asset Value, End of Period	$10.64	$12.25	$12.02	$11.92	$10.48
Total Return	(3.24)%	15.00%	10.77%	16.83%	50.34%
Net Assets, End of Period (thousands)	$4,702,207	$4,826,046	$3,952,538	$3,216,440	$2,624,043
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.04%	0.80%	0.64%	0.68%
Portfolio Turnover Rate	21%	22%	24%	27%	19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA International Value Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$22.06	$17.30	$16.04	$12.40	$9.33
Income From Investment Operations
Net Investment Income (Loss)	0.73	(A)	0.65	(A)	0.43	0.33	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	2.98	5.27	1.95	3.61	3.06
Total From Investment Operations	3.71	5.92	2.38	3.94	3.33
Less Distributions
Net Investment Income	(0.73)	(0.67)	(0.52)	(0.30)	(0.25)
Net Realized Gains	(0.59)	(0.49)	(0.60)	—	(0.01)
Total Distributions	(1.32)	(1.16)	(1.12)	(0.30)	(0.26)
Net Asset Value, End of Period	$24.45	$22.06	$17.30	$16.04	$12.40
Total Return	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	16%	8%	10%	15%	14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	9%	9%	6%	5%	16%
	The United Kingdom Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	12%	8%	12%	7%	7%

	The Asia Pacific Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	25%	14%	10%	11%	15%
	The Continental Small Company Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	12%	7%	18%	9%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	For the Period April 2, 2007(a) to Nov. 30, 2007
Total Return	10.20	%(C)
Net Assets, End of Period (thousands)	$213,529
Ratio of Expenses to Average Net Assets	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.47	%(B)(E)
Portfolio Turnover Rate	6	%(C)

	The Emerging Markets Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	7%	11%	9%	2%	1%

	The Emerging Markets Small Cap Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

The DFA One-Year Fixed Income Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.00	$9.94	$10.00	$10.10	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.53	(A)	0.42	(A)	0.30	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.04	(0.07)	(0.04)	0.04
Total From Investment Operations	0.52	0.46	0.23	0.12	0.19
Less Distributions
Net Investment Income	(0.51)	(0.40)	(0.29)	(0.15)	(0.16)
Net Realized Gains	—	—	—	(0.07)	(0.12)
Tax Return of Capital	—	—	—	—	—
Total Distributions	(0.51)	(0.40)	(0.29)	(0.22)	(0.28)
Net Asset Value, End of Period	$10.01	$10.00	$9.94	$10.00	$10.10
Total Return	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	28%	28%	40%	154%	143%

The DFA Two-Year Global Fixed Income Series
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$10.19	$9.83	$9.99	$10.13	$10.22
Income From Investment Operations
Net Investment Income (Loss)	0.36	(A)	0.31	(A)	0.29	(A)	0.12	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	0.13	(0.10)	—	(0.01)
Total From Investment Operations	0.52	0.44	0.19	0.12	0.24
Less Distributions
Net Investment Income	(0.27)	(0.08)	(0.33)	(0.15)	(0.19)
Net Realized Gains	—	—	—	(0.11)	(0.14)
Tax Return of Capital	—	—	(0.02)	—	—
Total Distributions	(0.27)	(0.08)	(0.35)	(0.26)	(0.33)
Net Asset Value, End of Period	$10.44	$10.19	$9.83	$9.99	$10.13
Total Return	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which sixteen are included in this section of the report, (collectively, the "Series") and five are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The Enhanced U.S. Large Company Series

The U.S. Large Cap Value Series

The U.S. Small Cap Value Series

The U.S. Small Cap Series

The U.S. Micro Cap Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the

NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by The Enhanced U.S. Large Company Series and the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by The U.S. Large Company Series and The Enhanced U.S. Large Company Series are valued using the settlement price established each day on the exchange on which they are traded.

2.  Foreign Currency Translation: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The funds accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The Enhanced U.S. Large Company Series	0.05%

The U.S. Large Cap Value Series	0.10%

The U.S. Small Cap Value Series	0.20%

The U.S. Small Cap Series	0.03%

The U.S. Micro Cap Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For year ended November 30, 2007, the total related amounts paid by the Trust to the CCO were $118 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$96

The Enhanced U.S. Large Company Series	7

The U.S. Large Cap Value Series	203

The U.S. Small Cap Value Series	201

The U.S. Small Cap Series	77

The U.S. Micro Cap Series	102

The DFA International Value Series	179

The Japanese Small Company Series	30

The Asia Pacific Small Company Series	20

The United Kingdom Small Company Series	25

The Continental Small Company Series	44

The Canadian Small Company Series	2

The Emerging Markets Series	59

The Emerging Markets Small Cap Series	24

The DFA One-Year Fixed Income Series	60

The DFA Two-Year Global Fixed Income Series	58

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$596,990	$1,360,319
The Enhanced U.S. Large Company Series	—	—	217,561	260,061
The U.S. Large Cap Value Series	—	—	2,358,185	872,737

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Small Cap Value Series	—	—	$2,919,544	$2,768,465
The U.S. Small Cap Series	—	—	880,741	882,527
The U.S. Micro Cap Series	—	—	1,120,000	1,064,362
The DFA International Value Series	—	—	2,437,098	1,415,176
The Japanese Small Company Series	—	—	319,802	143,598
The Asia Pacific Small Company Series	—	—	349,821	248,863
The United Kingdom Small Company Series	—	—	178,586	144,360
The Continental Small Company Series	—	—	374,115	266,753
The Canadian Small Company Series	—	—	224,205	7,413
The Emerging Markets Series	—	—	499,607	224,636
The Emerging Markets Small Cap Series	—	—	419,728	202,207
The DFA One-Year Fixed Income Series	—	$9,964	552,043	73,953
The DFA Two-Year Global Fixed Income Series	—	—	2,608,859	2,164,816

F.  Federal Income Taxes:

It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series each to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to its shareholders.

The U.S. Large Company Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to foreign bond bifurcation and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
The Enhanced U.S. Large Company Series	—	$(1,627)	$1,627
The U.S. Large Cap Value Series	—	(270)	270
The U.S. Small Cap Value Series	$25,705	(19)	(25,686)
The U.S. Small Cap Series	37,017	—	(37,017)
The DFA International Value Series	—	20,352	(20,352)
The DFA Two-Year Global Fixed Income Series	—	(37,010)	37,010

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
The Enhanced U.S. Large Company Series
2006	$4,468	$4,136	$8,604
2007	22,007	14,452	36,459
The U.S. Large Cap Value Series
2006	141,704	186,026	327,730
2007	160,367	463,876	624,243
The U.S. Small Cap Value Series
2006	142,640	678,973	821,613
2007	205,518	868,642	1,074,160
The U.S. Small Cap Series
2006	71,422	153,072	224,494
2007	86,268	200,073	286,341
The U.S. Micro Cap Series
2006	119,309	336,642	455,951
2007	127,405	375,219	502,624
The DFA International Value Series
2006	213,585	115,307	328,892
2007	293,050	185,943	478,993
The DFA One-Year Fixed Income Series
2006	90,843	—	90,843
2007	152,964	—	152,964
The DFA Two-Year Global Fixed Income Series
2006	19,326	—	19,326
2007	79,311	—	79,311

At November 30, 2007 the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
The Enhanced U.S. Large Company Series	$9,903	$4,219	—	$14,122
The U.S. Large Cap Value Series	2,141	—	$(118,411)	(116,270)
The U.S. Small Cap Value Series	3,105	1,047,283	—	1,050,388
The U.S. Small Cap Series	8,406	258,820	—	267,226
The U.S. Micro Cap Series	33,072	347,556	—	380,628
The DFA International Value Series	37,777	613,845	—	651,622
The DFA One-Year Fixed Income Series	13,457	—	(14,654)	(1,197)
The DFA Two-Year Global Fixed Income Series	44,756	—	(25,439)	19,317

For federal income tax purposes, the Trust measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of November 30, 2007, the following Series' had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2012	2013	2014	2015	Total
The U.S. Large Cap Value Series	—	—	—	$118,411	$118,411
The DFA One-Year Fixed Income Series	$4,145	$5,932	$4,503	74	14,654
The DFA Two-Year Global Fixed Income Series	5,242	11,188	9,009	—	25,439

During the year ended November 30, 2007, The DFA Two-Year Global Fixed Income Series utilized capital loss carryforwards of $1,031 (in thousands) to offset realized capital gains for federal income tax purposes.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

	Mark to Market	Realized Gains
The DFA International Value Series	$5,687	$36,619
The Japanese Small Company Series	2,086	3,874
The Asia Pacific Small Company Series	1,467	1,992
The United Kingdom Small Company Series	12,550	1,409
The Continental Small Company Series	3,689	4,008
The Canadian Small Company Series	—	105
The Emerging Markets Series	1,160	1,623
The Emerging Markets Small Cap Series	374	530

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$3,917,099	$1,568,513	$(342,563)	$1,225,950
The Enhanced U.S. Large Company Series	322,778	12,709	(203)	12,506
The U.S. Large Cap Value Series	9,374,460	2,243,408	(522,268)	1,721,140
The U.S. Small Cap Value Series	10,269,686	1,626,245	(1,658,288)	(32,043)
The U.S. Small Cap Series	4,332,391	770,739	(609,761)	160,978
The U.S. Micro Cap Series	5,525,107	1,090,534	(774,193)	316,341
The DFA International Value Series	7,571,337	2,919,347	(208,384)	2,710,963
The Japanese Small Company Series	2,060,650	205,024	(277,369)	(72,345)
The Asia Pacific Small Company Series	1,265,894	463,798	(79,391)	384,407
The United Kingdom Small Company Series	850,201	420,668	(82,090)	338,578
The Continental Small Company Series	1,806,423	938,052	(84,400)	853,652
The Canadian Small Company Series	246,828	17,340	(23,900)	(6,560)
The Emerging Markets Series	2,103,273	2,045,615	(43,255)	2,002,360
The Emerging Markets Small Cap Series	1,145,981	602,744	(48,632)	554,112
The DFA One-Year Fixed Income Series	3,226,747	43	(3,087)	(3,044)
The DFA Two-Year Global Fixed Income Series	3,179,213	100,524	(2,724)	97,800

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the funds' tax positions to be taken on the federal income tax returns for the Dimensional funds launched during fiscal year 2007 (as indicated in the Statements of Operations) for the open tax year ended November 30, 2007, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2007, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The Enhanced U.S. Large Company Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Nov. 30, 2007	Unrealized Foreign Exchange Gain (Loss)
12/10/07	47,732	Euro	$69,495	$69,846	$(351)
12/10/07	8,569,326	Japanese Yen	75,106	77,221	(2,115)
12/27/07	2,254	Australian Dollar	2,002	1,988	14
12/27/07	1,051	Pound Sterling	2,166	2,159	7
12/27/07	21,034	Swedish Krona	3,351	3,294	57
12/27/07	28,428	Swiss Franc	25,687	25,158	529
			$177,807	$179,666	$(1,859)

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at Nov. 30, 2007	Unrealized Foreign Exchange Gain (Loss)
12/10/07	70,725	Denmark Krone	$13,816	$13,878	$(62)
12/10/07	112,580	Euro	163,910	164,738	(828)
12/10/07	34,422,792	Japanese Yen	301,700	310,194	(8,494)
12/17/07	97,959	Euro	143,451	143,367	84
12/17/07	29,224,919	Japanese Yen	264,824	263,515	1,309
12/27/07	132,876	Australian Dollar	118,077	117,224	853
12/27/07	103,293	Euro	152,870	151,113	1,757
12/27/07	36,468,659	Japanese Yen	332,436	329,353	3,083
12/27/07	21,803	Pound Sterling	44,933	44,787	146
12/27/07	93,601	Swedish Krona	14,912	14,657	255
12/27/07	329,101	Swiss Franc	297,360	291,242	6,118
			$1,848,289	$1,844,068	$4,221

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts:  During the year ended November 30, 2007, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that Large Company and Enhanced could lose more than the initial margin requirements.

At November 30, 2007, Large Company and Enhanced had the following outstanding futures contracts (dollar amounts in thousands):

The U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 21, 2007	95	$30,238	$1,182

Large Company had approximately $1,496 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

The Enhanced U.S. Large Company Series

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 21, 2007	870	$322,705	$(1,168)

Enhanced's securties have been segregated as collateral for the open futures contracts.

5.  Equity Index Swaps: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized appreciation/(depreciation) by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized appreciation/(depreciation), which will then be recorded as realized. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) minus 0.05% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index® plus accumulated dividends as expressed in Index points calculated on the original notional amount.

Risks may arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of Enhanced.

At November 30, 2007, Enhanced had the following outstanding S&P 500 Index® swap, which was approximately 5% of the portfolio's net assets (dollar amounts in thousands):

Counterparty	Effective Date	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley	October 17, 2007	April 16, 2008	$15,618	$(860)

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Small Cap Series	6.25%	$10,451	7	$13	$16,007

There were no outstanding borrowings by the Series under this line of credit during the year ended November 30, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	5.85%	$10,071	23	$38	$26,565
The United Kingdom Small Company Series	5.82%	238	15	1	530
The Continental Small Company Series	5.93%	529	14	1	1,656
The Canadian Small Company Series	5.14%	60	1	—	60
The Emerging Markets Series	5.65%	4,646	34	25	15,404
The Emerging Markets Small Cap Series	5.78%	2,389	36	14	6,714

There were no outstanding borrowings by the Series under this line of credit during the year ended November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each Portfolio/Series is designating the following items with regard to distributions paid during the fiscal year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)
U.S. Large Company Portfolio	100.00%	—	—	—	100.00%	74.86%
Enhanced U.S. Large Company Portfolio	92.04%	—	7.96%	—	100.00%	—
U.S. Large Cap Value Portfolio	41.42%	0.32%	58.26%	—	100.00%	88.80%
U.S. Targeted Value Portfolio	40.27%	2.37%	57.36%	—	100.00%	39.29%
U.S. Small Cap Value Portfolio	20.12%	0.62%	79.26%	—	100.00%	100.00%
U.S. Core Equity 1 Portfolio	90.52%	3.43%	6.05%	—	100.00%	87.89%
U.S. Core Equity 2 Portfolio	92.05%	4.09%	3.86%	—	100.00%	84.43%
U.S. Vector Equity Portfolio	54.79%	45.21%	—	—	100.00%	92.03%
U. S Small Cap Portfolio	31.94%	0.87%	67.19%	—	100.00%	61.40%
U.S. Micro Cap Portfolio	22.98%	1.13%	75.89%	—	100.00%	48.32%
DFA Real Estate Securities Portfolio	43.66%	2.05%	54.29%	—	100.00%	—
Large Cap International Portfolio	98.31%	—	1.69%	—	100.00%	—
International Core Equity Portfolio	94.00%	5.50%	0.50%	—	100.00%	—
International Small Company Portfolio	41.21%	10.22%	48.57%	—	100.00%	—
Japanese Small Company Portfolio	100.00%	—	—	—	100.00%	—
Asia Pacific Small Company Portfolio	100.00%	—	—	—	100.00%	—
United Kingdom Small Company Portfolio	45.25%	8.87%	45.88%	—	100.00%	—
Continental Small Company Portfolio	48.78%	11.08%	40.14%	—	100.00%	—
DFA International Real Estate Securities Portfolio	100.00%	—	—	—	100.00%	—
DFA International Small Cap Value Portfolio	30.93%	4.27%	64.80%	—	100.00%	—
Emerging Markets Portfolio	70.08%	0.07%	29.85%	—	100.00%	—
Emerging Markets Small Cap Portfolio	20.09%	8.67%	71.24%	—	100.00%	—
Emerging Markets Core Equity Portfolio	86.90%	6.17%	6.93%	—	100.00%	—
DFA One-Year Fixed Income Portfolio	100.00%	—	—	—	100.00%	—
DFA Two-Year Global Fixed Income Portfolio	100.00%	—	—	—	100.00%	—
DFA Five-Year Government Portfolio	100.00%	—	—	—	100.00%	—
DFA Five-Year Global Fixed Income Portfolio	100.00%	—	—	—	100.00%	—
DFA Intermediate Government Fixed Income Portfolio	99.33%	—	0.67%	—	100.00%	—
DFA Inflation-Protected Securities Portfolio	100.00%	—	—	—	100.00%	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	100.00%	100.00%	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	100.00%	100.00%	—
Dimensional Investment Group Inc.
DFA International Value Portfolio	68.86%	0.28%	30.86%	—	100.00%	—
The DFA Investment Trust Company
The Enhanced U.S. Large Company Series	28.48%	31.88%	39.64%	—	100.00%	—
The U.S. Large Cap Value Series	23.47%	2.22%	74.31%	—	100.00%	80.07%
The U.S. Small Cap Value Series	11.93%	7.21%	80.86%	—	100.00%	87.27%
The U.S. Small Cap Series	17.12%	13.00%	69.88%	—	100.00%	53.93%
The U.S. Micro Cap Series	13.17%	12.18%	74.65%	—	100.00%	43.85%
The DFA International Value Series	58.06%	3.12%	38.82%	—	100.00%	—
The DFA One-Year Fixed Income Series	100.00%	—	—	—	100.00%	—
The DFA Two-Year Global Fixed Income Series	100.00%	—	—	—	100.00%	—

DFA Investment Dimensions Group Inc.	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Tax Credit(4)	Qualifying Interest Income(5)	Qualifying Short- Term Capital Gain(6)
U.S. Large Company Portfolio	55.91%	—	—	4.04%	—
Enhanced U.S. Large Company Portfolio	—	—	—	16.23%	—
U.S. Large Cap Value Portfolio	89.08%	—	—	2.62%	0.80%
U.S. Targeted Value Portfolio	36.64%	—	—	3.63%	6.70%
U.S. Small Cap Value Portfolio	88.74%	—	—	1.76%	3.20%
U.S. Core Equity 1 Portfolio	85.86%	—	—	2.34%	3.65%
U.S. Core Equity 2 Portfolio	81.21%	—	—	3.26%	4.26%
U.S. Vector Equity Portfolio	54.64%	—	—	2.85%	45.21%
U. S Small Cap Portfolio	28.16%	—	—	1.36%	2.64%
U.S. Micro Cap Portfolio	43.90%	—	—	1.33%	4.50%
DFA Real Estate Securities Portfolio	—	—	—	1.13%	7.67%
Large Cap International Portfolio	64.65%	—	8.55%	0.49%	—
International Core Equity Portfolio	65.27%	—	6.76%	1.55%	5.17%
International Small Company Portfolio	30.10%	—	4.69%	0.69%	18.79%
Japanese Small Company Portfolio	70.35%	—	7.49%	0.91%	—
Asia Pacific Small Company Portfolio	42.15%	—	1.71%	0.62%	—
United Kingdom Small Company Portfolio	48.68%	—	—	0.22%	16.53%
Continental Small Company Portfolio	36.35%	—	11.17%	0.27%	15.39%
DFA International Real Estate Securities Portfolio	18.45%	—	1.98%	1.61%	—
DFA International Small Cap Value Portfolio	48.02%	—	1.98%	0.64%	10.31%
Emerging Markets Portfolio	71.81%	—	13.45%	0.58%	—
Emerging Markets Small Cap Portfolio	52.84%	—	10.42%	0.60%	27.21%
Emerging Markets Core Equity Portfolio	66.67%	—	12.26%	1.02%	5.87%
DFA One-Year Fixed Income Portfolio	—	—	—	47.39%	—
DFA Two-Year Global Fixed Income Portfolio	—	—	—	36.69%	—
DFA Five-Year Government Portfolio	—	99.43%	—	100.00%	—
DFA Five-Year Global Fixed Income Portfolio	—	0.14%	—	25.83%	—
DFA Intermediate Government Fixed Income Portfolio	—	99.16%	—	100.00%	—
DFA Inflation-Protected Securities Portfolio	—	97.92%	—	99.76%	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	99.10%	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	100.00%	—
Dimensional Investment Group Inc.
DFA International Value Portfolio	54.62%	—	—	0.55%	0.42%
The DFA Investment Trust Company
The Enhanced U.S. Large Company Series	—	0.80%	—	10.09%	52.82%
The U.S. Large Cap Value Series	81.98%	—	—	2.47%	8.62%
The U.S. Small Cap Value Series	47.98%	—	—	1.67%	37.66%
The U.S. Small Cap Series	42.88%	—	—	1.25%	43.16%
The U.S. Micro Cap Series	35.01%	—	—	1.25%	48.05%
The DFA International Value Series	53.70%	—	8.07%	0.54%	4.72%
The DFA One-Year Fixed Income Series	—	0.54%	—	97.14%	—
The DFA Two-Year Global Fixed Income Series	—	2.22%	—	33.30%	—

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were satisfied for DFA Five-Year Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, and DFA Inflation-Protected Securities Portfolio to permit exemption of these amounts from state income for these funds.

(4)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on March 23, 2007 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the approval of the investment advisory agreement ("Advisory Agreement") for the T.A. U.S. Core Equity 2 Portfolio (the "Portfolio") with Dimensional Fund Advisors LP (the "Advisor").

At the Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreement for the Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Portfolio, including the resources of the Advisor to be dedicated to the Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Portfolio, and the resources of the Advisor dedicated to the Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Portfolio. The Board noted that the services that were proposed to be provided to the Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Portfolio, and compared the fees to be charged to the Portfolio by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Portfolio had not yet commenced investment operations, there was no investment performance for either the Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreement for the Portfolio was in the best interests of the Portfolio and its shareholders.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA113007-001A

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Annual Report

Year Ended November 30, 2007

Dimensional Investing

Dimensional Fund Advisors strives to deliver the performance of capital markets and add value through portfolio design and trading. The firm departs from the rules and rigidity of traditional indexing and avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors and we deliver them as intelligently and effectively as possible.

A look through our annual report gives you a sense of our strategy line. As daunting as this variety may seem, all the strategies are easily understood if you look at the simple dimensions that drive returns. Financial science has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Dimensional's vehicles deliberately target specific risk and return tradeoffs. They are diversified and painstakingly designed to work together in your total investment plan.

Dimensional's Investment Strategies

$151 Billion in Assets Under Management Worldwide as of November 30, 2007.

Core Equity

US Core Equity

International Core Equity

Emerging Markets Core Equity

US Vector Equity

Value

US Small Cap Value

US Targeted Value

US Large Cap Value

International Small Cap Value

International Value

Emerging Markets Value

Small Cap

US Micro Cap

US Small Cap

International Small Cap

Emerging Markets Small Cap

Tax-Managed

US Small Cap

US Targeted Value

US Equity

US Marketwide Value

International Value

Fixed Income

One-Year

Two-Year Global

Five-Year Government

Five-Year Global

Intermediate Government

Inflation-Protected Securities

Short-Term Municipal

Real Estate

Real Estate Securities (US)

International Real Estate Securities

Dimensional strives to offer investors reliable access to the return dimensions that are available across all markets, both domestic and international. From single-country small cap strategies launched early in its history, the firm has evolved into a provider of globally diversified investment solutions across size and price ranges in developed and emerging markets. Our goal is to consistently target the returns in these markets by structuring broadly diversified strategies across forty approved countries. Our lineup of strategies encompasses most major global asset classes, including real estate and fixed income.

The work is never complete, however, and Dimensional will continue to research solutions to address your future needs. We invite you to explore our website, www.dimensional.com, to learn more about the concepts and strategies of Dimensional investing.

Dimensional Fund Advisors is an investment advisor registered with the Securities and Exchange Commission.
Consider the investment objectives, risks, and charges and expenses of the Dimensional funds carefully before investing. For these and other information about the Dimensional funds, please read the prospectus carefully before investing. Prospectuses are available by calling Dimensional Fund Advisors collect at (310) 395-8005; on the
Internet at www.dimensional.com; or, by mail, DFA Securities Inc., c/o Dimensional Fund Advisors,
1299 Ocean Avenue, Santa Monica, CA 90401. Dimensional funds are distributed by DFA Securities Inc.

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REIT  Real Estate Investment Trust

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Marketwide Value Portfolio vs. Russell 3000 Value Index

December 14, 1998-November 30, 2007

Growth of $10,000
Tax-Managed U.S. Marketwide Value Portfolio
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$19,909
$19,193

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	0.54%	15.18%	7.55%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Equity Portfolio vs. Dow Jones Wilshire 5000 Index

September 25, 2001-November 30, 2007

Growth of $10,000
Tax-Managed U.S. Equity Portfolio
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
$17,762
$16,574
09/01
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	7.23%	12.00%	8.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

2

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Tax-Managed U.S. Targeted Value Portfolio vs. Russell 2000 Value Index

December 11, 1998-November 30, 2007

Growth of $10,000
Tax-Managed U.S. Targeted Value Portfolio
Russell 2000 Value Index
$40,000
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$29,375
$26,773

Average Annual Total Return	One Year	Five Years	From 12/11/1998
	-6.58%	16.72%	12.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed U.S. Small Cap Portfolio vs. Russell 2000 Index
December 15, 1998-November 30, 2007

Growth of $10,000

Tax-Managed U.S. Small Cap Portfolio
Russell 2000 Index
$30,000
$20,000
$10,000
$0
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$26,435
$22,055

Average Annual Total Return	One Year	Five Years	From 12/15/1998
	-0.94%	15.86%	11.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Tax-Managed DFA International Value Portfolio vs. MSCI EAFE Index (net dividends)

April 16, 1999-November 30, 2007

Growth of $10,000
Tax-Managed DFA International Value Portfolio
MSCI EAFE Index (net dividends)
$30,000
$20,000
$10,000
$0
04/99
2000
2001
2002
2003
2004
2005
2006
2007
11/07
$27,281
$18,722

Average Annual Total Return	One Year	Five Years	From 4/16/1999
	17.51%	26.35%	12.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2007, all rights reserved.

3

DFA INVESTMENT DIMENSIONS GROUP INC.
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Master-Feeder Structure

Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

4

Domestic Equity Portfolios' Performance Overview

Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of the Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Master Fund's assets.

As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 2.06% for the Russell 3000 Value Index® and 0.54% for the Tax-Managed U.S. Marketwide Value Portfolio. Relative to the Russell 3000 Value Index®, underperformance of the Portfolio was primarily due to lower exposure than the Index to stocks with more pronounced growth characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the second lowest BtM quartile (stocks with growth characteristics), which represented approximately 5% of the Portfolio compared to approximately 17% of the Russell 3000 Value Index, outperformed the Index by more than 14 percentage points. Consumer discretionary stocks, which represented approximately 17% of the Portfolio compared to approximately 9% of the Index, underperformed the Index by more than 10 percentage points.

Tax-Managed U.S. Equity Portfolio

The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of The Tax-Managed Equity Series, a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Master Fund held approximately 3,000 stocks, and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Portfolio's assets.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, total returns were 7.58% for the Dow Jones Wilshire 5000 Index and 7.23% for the Tax-Managed U.S. Equity Portfolio. Relative to the Dow Jones Wilshire 5000 Index, the underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Results for the Dow Jones Wilshire 5000 Index are not diminished by management and administrative expenses associated with running a live portfolio. The Portfolio's slightly lower exposure as compared to the Index to growth stocks, which outperformed the Index by seven percentage points, also contributed to the underperformance of the Portfolio than the Index.

Tax-Managed U.S. Targeted Value Portfolio

The Tax-Managed U.S. Targeted Value Portfolio (formerly the Tax-Managed U.S. Small Cap Value Portfolio) seeks to capture the returns of value stocks of U.S. small and mid cap companies in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small and mid cap company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Portfolio held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally

5

outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, –1.17% for the Russell 2000 Index®, –8.22% for the Russell 2000 Value Index®,and –6.58% for the Tax-Managed U.S. Targeted Value Portfolio. Relative to the Russell 2000 Value Index®, outperformance of the Portfolio was primarily due to a lack of exposure to REITs, which underperformed the Index by approximately 12 percentage points and represented approximately 10% of the Index; and a greater exposure than the Index to industrial stocks, which outperformed the Index by approximately 11 percentage points and represented approximately 16% of the Portfolio compared to approximately 12% of the Index.

Tax-Managed U.S. Small Cap Portfolio

The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Portfolio held approximately 2,650 stocks, and essentially was fully invested in equities throughout the year: average cash levels were less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were –1.17% for the Russell 2000 Index® and –0.94% for the Tax-Managed U.S. Small Cap Portfolio. Relative to the Russell 2000 Index®, the outperformance of the Portfolio was primarily due to a lack of exposure to REITs, which represented approximately 7% of the Index and underperformed the Index by approximately 16 percentage points.

International Equity Market Review  Year Ended November 30, 2007

International equity markets had broadly positive returns for the year under review. When expressed in local currencies, prices rose strongly in all of the largest country constituents of the MSCI EAFE Index with the exception of Japan and Italy. Net returns were improved by appreciation of most of the relevant non-U.S. currencies relative to the U.S. dollar. Overall, currency exchange rate changes added to returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 9.28% in local currency and 17.30% in U.S. dollars.

% Total Returns for Year Ended November 30, 2007

Ten Largest Foreign Developed Markets	Local Currency Return	U.S. Dollar Return
Japan	–1.99%	2.19%
United Kingdom	9.24%	14.19%
France	7.38%	18.91%
Hong Kong	49.96%	49.82%
Germany	25.05%	38.47%
Canada	9.64%	25.26%
Australia	22.71%	37.47%
Switzerland	5.10%	11.52%
Spain	17.64%	30.27%
Italy	–0.83%	9.82%

Gross returns unless otherwise noted.

Source: MSCI data copyright MSCI 2007, all rights reserved.

Large company value stocks and small cap stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

6

% Total Returns for Year Ended November 30, 2007 (U.S. dollars)

MSCI EAFE Small Cap Index (net dividends)	8.60%
MSCI EAFE Value Index (net dividends)	12.30%
MSCI EAFE Index (net dividends)	17.30%
MSCI EAFE Growth Index (net dividends)	22.32%

Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns in U.S. dollars were 45.15% for the MSCI Emerging Markets Index (net dividends), and 17.30% for the MSCI EAFE Index (net dividends).

% Total Returns for Year Ended November 30, 2007

Country	Total Returns (USD)
Argentina	6.39%
Brazil	88.78%
Chile	30.39%
China	99.34%
Czech Republic	54.22%
Hungary	28.10%
India	65.99%
Indonesia	60.42%
Israel	31.62%
Malaysia	43.39%
Mexico	20.11%
Philippines	47.91%
Poland	31.53%
South Africa	32.00%
South Korea	34.21%
Taiwan	11.36%
Thailand	28.91%
Turkey	78.37%

International Equity Portfolios' Performance Overview

Tax-Managed DFA International Value Portfolio

The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held about 600 stocks in 22 developed country markets, as of November 30, 2007, and essentially was fully invested in equities throughout the year: average cash levels were less than 1.0% of the Portfolio's assets.

As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, growth stocks outperformed value stocks in international markets. Total returns were 17.30% for the MSCI EAFE Index (net dividends), 22.32% for the MSCI EAFE Growth Index (net dividends) and 12.30% for the MSCI EAFE Value Index (net dividends). Total return for the Tax-Managed DFA International Value Portfolio for the year ended November 30, 2007 was 17.51%. Relative to the MSCI EAFE Index (net dividends), the better performance of the Portfolio was primarily due to portfolio composition differences with the Index. The Portfolio had a greater exposure to German stocks, approximately 13% compared to 8% for the Index, which stocks outperformed the Index by approximately 22 percentage points. The Portfolio also had a lower exposure to Japanese stocks, approximately 12% compared to 22% for the MSCI EAFE Index, which stocks underperformed the Index by approximately 15 percentage points.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$888.40	0.37%	$1.76
Hypothetical 5% Annual Return	$1,000.00	$1,023.20	0.37%	$1.89

8

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 06/01/07	Ending Account Value 11/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$969.10	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.97	0.22%	$1.12

Tax-Managed U.S. Targeted Value Portfolio
(formerly, Tax-Managed U.S. Small Cap Value Portfolio)

Actual Fund Return	$1,000.00	$848.80	0.44%	$2.06
Hypothetical 5% Annual Return	$1,000.00	$1,022.84	0.44%	$2.25

Tax-Managed U.S. Small Cap Portfolio

Actual Fund Return	$1,000.00	$897.40	0.52%	$2.49
Hypothetical 5% Annual Return	$1,000.00	$1,022.44	0.52%	$2.65

Tax-Managed DFA International Value Portfolio

Actual Fund Return	$1,000.00	$992.30	0.53%	$2.67
Hypothetical 5% Annual Return	$1,000.00	$1,022.39	0.53%	$2.71

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)	16.0%	5.5%	6.7%	19.0%	6.6%	17.4%	16.7%	11.3%	0.8%	—	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	14.4%	3.8%	8.0%	13.3%	14.2%	17.7%	19.2%	6.2%	1.0%	2.2%	—	100.0%
Tax-Managed DFA International Value Portfolio	15.0%	3.5%	3.7%	44.5%	0.4%	8.4%	2.5%	10.5%	7.3%	4.1%	0.1%	100.0%

10

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2007

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,748,272,333
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,151,326,546)	$2,748,272,333

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,824,031,777
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,408,421,242)	$1,824,031,777

See accompanying Notes to Financial Statements.
11

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
(formerly, Tax-Managed U.S. Small Cap Value Portfolio)

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.8%)
Consumer Discretionary — (14.0%)
*# Big Lots, Inc.	565,500	$10,557,885	0.4%
Bob Evans Farms, Inc.	336,775	10,386,141	0.4%
BorgWarner, Inc.	195,266	18,864,648	0.7%
* Scholastic Corp.	260,798	9,190,522	0.3%
* Warnaco Group, Inc.	289,355	10,677,199	0.4%
Other Securities		398,305,769	13.6%
Total Consumer Discretionary		457,982,164	15.8%
Consumer Staples — (4.8%)
Corn Products International, Inc.	223,900	8,805,987	0.3%
# Pilgrim's Pride Corp.	529,215	13,801,927	0.5%
PriceSmart, Inc.	295,162	8,804,682	0.3%
* Smithfield Foods, Inc.	331,159	9,951,328	0.4%
Universal Corp.	220,500	11,836,440	0.4%
Other Securities		103,134,481	3.5%
Total Consumer Staples		156,334,845	5.4%
Energy — (5.9%)
* Comstock Resources, Inc.	271,600	9,098,600	0.3%
* Exterran Holdings, Inc.	158,682	12,700,907	0.5%
* Forest Oil Corp.	234,804	11,054,572	0.4%
Helmerich & Payne, Inc.	276,328	9,547,132	0.3%
* Mariner Energy, Inc.	549,200	11,906,656	0.4%
* Whiting Petroleum Corp.	226,118	11,920,941	0.4%
Other Securities		126,764,464	4.3%
Total Energy		192,993,272	6.6%
Financials — (16.9%)
Harleysville Group, Inc.	245,883	8,605,905	0.3%
NewAlliance Bancshares, Inc.	677,465	8,739,298	0.3%
Odyssey Re Holdings Corp.	285,770	11,013,576	0.4%
*# ProAssurance Corp.	182,100	9,986,364	0.4%
RLI Corp.	153,060	9,126,968	0.3%
Transatlantic Holdings, Inc.	123,603	9,189,883	0.3%
Other Securities		495,722,202	17.0%
Total Financials		552,384,196	19.0%
Health Care — (5.8%)
* Millennium Pharmaceuticals, Inc.	696,687	10,269,166	0.4%
Other Securities		178,491,384	6.1%
Total Health Care		188,760,550	6.5%
Industrials — (15.0%)
* Allied Waste Industries, Inc.	855,958	9,766,481	0.3%
Ameron International Corp.	80,900	8,557,602	0.3%
Belden, Inc.	439,050	20,218,253	0.7%
Cubic Corp.	246,700	9,739,716	0.3%
IKON Office Solutions, Inc.	684,185	8,641,257	0.3%
* M&F Worldwide Corp.	176,418	9,062,593	0.3%
Regal-Beloit Corp.	241,478	11,368,784	0.4%
Robbins & Myers, Inc.	138,500	9,487,250	0.3%
Ryder System, Inc.	192,100	8,329,456	0.3%
Skywest, Inc.	330,416	8,693,245	0.3%
Triumph Group, Inc.	128,300	10,425,658	0.4%
Other Securities		378,646,224	13.1%
Total Industrials		492,936,519	17.0%

12

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (14.6%)
* Andrew Corp.	858,067	$12,579,262	0.4%
* Ingram Micro, Inc.	424,440	8,446,356	0.3%
*# Skyworks Solutions, Inc.	1,059,313	9,618,562	0.3%
Other Securities		447,369,785	15.4%
Total Information Technology		478,013,965	16.4%
Materials — (10.1%)
Albemarle Corp.	246,400	10,876,096	0.4%
Commercial Metals Co.	477,600	14,762,616	0.5%
Greif, Inc. Class A	152,400	9,002,268	0.3%
Minerals Technologies, Inc.	170,419	11,401,031	0.4%
NewMarket Corp.	180,900	9,707,094	0.3%
* OM Group, Inc.	240,400	13,532,116	0.5%
Reliance Steel & Aluminum Co.	331,052	17,078,973	0.6%
Schnitzer Steel Industries, Inc. Class A	163,989	10,236,193	0.3%
Sensient Technologies Corp.	429,600	11,887,032	0.4%
# Steel Dynamics, Inc.	349,063	17,561,360	0.6%
*# Terra Industries, Inc.	908,700	34,330,686	1.2%
Worthington Industries, Inc.	584,600	12,387,674	0.4%
Other Securities		158,548,335	5.5%
Total Materials		331,311,474	11.4%
Other — (0.0%)
Total Other		1,779	0.0%
Telecommunication Services — (0.7%)
CenturyTel, Inc.	267,502	11,403,610	0.4%
Other Securities		11,167,992	0.4%
Total Telecommunication Services		22,571,602	0.8%
Utilities — (0.0%)
Total Utilities		987,504	0.0%
TOTAL COMMON STOCKS		2,874,277,870	98.9%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		249	0.0%
TEMPORARY CASH INVESTMENTS — (0.0%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,849	9,849	0.0%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (12.2%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $473,134,426 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA, rates ranging from 4.250% to 6.972%, maturities ranging from 08/01/16 to 08/01/36, valued at $398,782,715) to be repurchased at $387,317,108	$387,168	387,167,684	13.3%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,663,852 FHLMC 5.500%, 05/01/33, valued at $5,615,326) to be repurchased at $5,429,831	5,428	5,427,750	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $9,360,000 FHLMC 6.032%, 11/01/36, valued at $8,712,505) to be repurchased at $8,461,876	8,459	8,458,612	0.3%
TOTAL SECURITIES LENDING COLLATERAL		401,054,046	13.8%
TOTAL INVESTMENTS — (100.0%) (Cost $2,751,513,923)		$3,275,342,014	112.7%

See accompanying Notes to Financial Statements.
13

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.5%)
Consumer Discretionary — (11.7%)
* Deckers Outdoor Corp.	17,200	$2,479,724	0.1%
DeVry, Inc.	62,000	3,408,760	0.2%
* Fossil, Inc.	76,325	3,307,925	0.2%
* GameStop Corp. Class A	52,176	2,997,511	0.2%
Guess?, Inc.	75,200	3,529,136	0.2%
*# Priceline.com, Inc.	44,784	5,096,419	0.3%
Service Corp. International	188,300	2,500,624	0.2%
*# Vail Resorts, Inc.	49,550	2,750,520	0.2%
Other Securities		224,752,982	12.5%
Total Consumer Discretionary		250,823,601	14.1%
Consumer Staples — (3.1%)
* Central European Distribution Corp.	49,175	2,458,750	0.1%
Other Securities		63,692,372	3.6%
Total Consumer Staples		66,151,122	3.7%
Energy — (6.3%)
* Atwood Oceanics, Inc.	33,498	2,922,700	0.2%
* Denbury Resources, Inc.	85,060	4,535,399	0.3%
* Exterran Holdings, Inc.	48,890	3,913,156	0.2%
* Forest Oil Corp.	59,779	2,814,395	0.2%
* Mariner Energy, Inc.	118,887	2,577,470	0.1%
* Oceaneering International, Inc.	50,000	3,190,500	0.2%
* Plains Exploration & Production Co.	63,971	3,224,778	0.2%
Range Resources Corp.	78,350	3,187,278	0.2%
Tesoro Petroleum Corp.	77,800	3,826,204	0.2%
Other Securities		104,629,997	5.8%
Total Energy		134,821,877	7.6%
Financials — (10.9%)
*# ProAssurance Corp.	47,900	2,626,836	0.2%
Other Securities		231,832,738	13.0%
Total Financials		234,459,574	13.2%
Health Care — (11.5%)
* AMERIGROUP Corp.	72,200	2,481,514	0.1%
*# Hologic, Inc.	39,446	2,618,820	0.1%
*# Illumina, Inc.	58,641	3,388,863	0.2%
Perrigo Co.	98,412	3,040,931	0.2%
*# Pharmion Corp.	50,400	3,217,536	0.2%
Other Securities		232,001,791	13.0%
Total Health Care		246,749,455	13.8%
Industrials — (14.3%)
* AGCO Corp.	58,869	4,058,429	0.2%
* BE Aerospace, Inc.	78,300	3,680,100	0.2%
Flowserve Corp.	45,400	4,271,686	0.2%
* FTI Consulting, Inc.	54,350	3,097,950	0.2%
* General Cable Corp.	47,400	3,525,612	0.2%
* IHS, Inc.	35,400	2,482,956	0.1%
* Quanta Services, Inc.	171,657	4,699,969	0.3%
* Shaw Group, Inc.	62,700	3,976,434	0.2%
* Terex Corp.	81,416	5,247,261	0.3%
The Manitowoc Co., Inc.	66,000	2,894,100	0.2%
Other Securities		268,543,501	15.1%
Total Industrials		306,477,998	17.2%

14

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (15.8%)
* Andrew Corp.	210,917	$3,092,043	0.2%
* Brocade Communications Systems, Inc.	430,851	3,140,904	0.2%
* CommScope, Inc.	64,900	2,628,450	0.2%
* Flir Systems, Inc.	41,900	2,879,787	0.2%
*# Nuance Communications, Inc.	185,977	3,753,016	0.2%
*# Sigma Designs, Inc.	39,800	2,587,796	0.2%
* Skyworks Solutions, Inc.	296,472	2,691,966	0.2%
* Varian Semiconductor Equipment Associates, Inc.	63,000	2,615,130	0.2%
Other Securities		314,451,679	17.4%
Total Information Technology		337,840,771	19.0%
Materials — (5.3%)
* AK Steel Holding Corp.	112,800	5,027,496	0.3%
Cleveland-Cliffs, Inc.	42,000	3,788,400	0.2%
Commercial Metals Co.	81,200	2,509,892	0.1%
* Owens-Illinois, Inc.	72,000	3,232,080	0.2%
Quanex Corp.	50,725	2,538,279	0.1%
*# Rockwood Holdings, Inc.	95,500	3,216,440	0.2%
Steel Dynamics, Inc.	72,440	3,644,456	0.2%
* Terra Industries, Inc.	164,000	6,195,920	0.4%
Other Securities		84,075,382	4.7%
Total Materials		114,228,345	6.4%
Other — (0.0%)
Total Other		555	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		16,154,335	0.9%
Utilities — (1.8%)
Total Utilities		38,532,151	2.2%
TOTAL COMMON STOCKS		1,746,239,784	98.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		2,306	0.0%
TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	16,002,200	16,002,200	0.9%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $372,142,751 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/37 to 11/01/37, valued at $375,737,594) to be repurchased at $364,934,569	$364,794	364,793,780	20.5%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $6,296,563 FNMA 5.500%, 11/01/37, valued at $6,313,145) to be repurchased at $6,104,547	6,102	6,102,208	0.3%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $15,163,316 FNMA 3.334%, 09/01/33 & 6.032%, 11/01/36, valued at $8,233,934) to be repurchased at $7,995,856	7,993	7,992,772	0.5%
TOTAL SECURITIES LENDING COLLATERAL		378,888,760	21.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,721,032,904)		$2,141,133,050	120.3%

See accompanying Notes to Financial Statements.
15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.5%)
COMMON STOCKS — (5.5%)
Australia & New Zealand Banking Group, Ltd.	865,166	$21,612,927	0.8%
Commonwealth Bank of Australia	633,790	33,549,244	1.2%
National Australia Bank, Ltd.	1,041,386	35,333,163	1.2%
Other Securities		73,063,903	2.5%
TOTAL — AUSTRALIA		163,559,237	5.7%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		15,076,779	0.5%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		22,489,688	0.8%
CANADA — (4.9%)
COMMON STOCKS — (4.9%)
# Barrick Gold Corp.	392,975	15,959,513	0.6%
# Sun Life Financial, Inc.	488,350	25,947,333	0.9%
Other Securities		103,511,485	3.6%
TOTAL — CANADA		145,418,331	5.1%
DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		29,571,275	1.0%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Fortum Oyj	448,520	19,288,005	0.7%
Other Securities		21,933,841	0.7%
TOTAL — FINLAND		41,221,846	1.4%
FRANCE — (8.9%)
COMMON STOCKS — (8.9%)
AXA SA	948,963	38,672,277	1.4%
BNP Paribas SA	522,726	58,920,603	2.1%
Compagnie de Saint-Gobain	185,049	18,125,035	0.6%
Renault SA	121,842	17,673,366	0.6%
Vivendi SA	693,657	31,808,987	1.1%
Other Securities		97,863,062	3.4%
TOTAL — FRANCE		263,063,330	9.2%
GERMANY — (12.7%)
COMMON STOCKS — (12.7%)
Allianz SE	209,897	43,372,014	1.5%
Daimler Chrysler AG	585,691	59,618,083	2.1%
Deutsche Bank AG	301,013	39,627,726	1.4%
Deutsche Telekom AG	1,440,584	31,894,571	1.1%
E.ON AG	396,846	80,794,967	2.8%
Munchener Rueckversicherungs-Gesellschaft AG	128,600	23,459,656	0.8%
Volkswagen AG	146,785	35,209,848	1.2%
Other Securities		64,532,609	2.3%
TOTAL — GERMANY		378,509,474	13.2%
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		8,657,608	0.3%

16

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
Cheung Kong Holdings, Ltd.	974,000	$18,429,929	0.7%
Hutchison Whampoa, Ltd.	1,378,000	16,453,630	0.6%
Other Securities		57,942,342	2.0%
TOTAL — HONG KONG		92,825,901	3.3%
IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		25,156,609	0.9%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Telecom Italia SpA	5,567,439	17,698,406	0.6%
UniCredito Italiano SpA	2,296,074	19,512,290	0.7%
Other Securities		44,226,080	1.6%
TOTAL — ITALY		81,436,776	2.9%
JAPAN — (11.1%)
COMMON STOCKS — (11.1%)
FUJIFILM Holdings Corp.	326,000	14,398,322	0.5%
Hitachi, Ltd.	2,246,000	15,847,956	0.6%
Matsushita Electric Industrial Co., Ltd.	1,307,998	26,598,629	0.9%
Millea Holdings, Inc.	495,240	17,404,517	0.6%
Sony Corp.	306,500	16,577,716	0.6%
Other Securities		237,627,896	8.3%
TOTAL — JAPAN		328,455,036	11.5%
NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Aegon NV	1,006,167	17,963,066	0.6%
ArcelorMittal	309,023	22,789,627	0.8%
ING Groep NV	1,067,775	41,419,962	1.5%
Koninklijke Philips Electronics NV	777,799	32,377,145	1.1%
Other Securities		14,567,695	0.5%
TOTAL — NETHERLANDS		129,117,495	4.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		2,982,612	0.1%
NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		32,559,231	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		490,752	0.0%
TOTAL — NORWAY		33,049,983	1.2%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		4,590,472	0.2%
SINGAPORE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		38,081,786	1.3%
SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
Banco Santander Central Hispano SA	3,419,617	73,260,985	2.6%
Repsol YPF SA	567,226	20,936,344	0.7%
Other Securities		38,023,352	1.3%
TOTAL — SPAIN		132,220,681	4.6%

17

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	1,387,996	$23,321,302	0.8%
Other Securities		51,633,490	1.8%
TOTAL — SWEDEN		74,954,792	2.6%
SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
Compagnie Financiere Richemont AG Series A	393,600	27,053,009	0.9%
Credit Suisse Group	616,112	37,227,664	1.3%
Holcim, Ltd.	131,303	14,131,302	0.5%
Syngenta AG	77,200	19,084,745	0.7%
Zurich Financial SVCS AG	82,764	24,120,869	0.8%
Other Securities		63,811,097	2.3%
TOTAL — SWITZERLAND		185,428,686	6.5%
UNITED KINGDOM — (21.3%)
COMMON STOCKS — (21.3%)
Anglo American P.L.C.	717,647	48,356,114	1.7%
Aviva P.L.C.	2,050,682	28,731,487	1.0%
Barclays P.L.C.	1,833,080	21,187,771	0.7%
HBOS P.L.C.	2,537,829	41,608,576	1.5%
HSBC Holdings P.L.C. Sponsored ADR	360,750	30,844,125	1.1%
Legal and General Group P.L.C.	5,536,780	14,759,505	0.5%
Royal Bank of Scotland Group P.L.C.	6,384,058	60,279,695	2.1%
Royal Dutch Shell P.L.C. ADR	216,014	17,419,369	0.6%
Vodafone Group P.L.C.	29,270,926	109,536,231	3.8%
Vodafone Group P.L.C. Sponsored ADR	499,700	18,613,825	0.7%
Xstrata P.L.C.	227,813	15,998,253	0.6%
Other Securities		225,945,038	7.9%
TOTAL — UNITED KINGDOM		633,279,989	22.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $19,380,000 FNMA 6.50%, 08/01/37, valued at $19,624,903) to be repurchased at $19,341,154	$19,334	19,334,000	0.7%
SECURITIES LENDING COLLATERAL — (4.1%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $127,465,436 FHLMC 5.000%, 06/01/37, valued at $123,698,370) to be repurchased at $121,319,702	121,273	121,272,911	4.2%
TOTAL INVESTMENTS — (100.0%) (Cost $2,022,579,058)		$2,969,755,297	103.9%

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,748,272	$1,824,032	$—
Investments at Value (including $0, $0, and $380,247 of securities on loan, respectively)	—	—	2,874,278
Temporary Cash Investments at Value	—	—	10
Collateral Received from Securities on Loan at Value	—	—	401,054
Receivables:
Investment Securities Sold	—	—	59,558
Affiliated Investment Companies	11,670	—	—
Dividends and Interest	—	—	2,486
Securities Lending Income	—	—	266
Fund Shares Sold	2,778	3,528	4,127
Prepaid Expenses and Other Assets	26	55	41
Total Assets	2,762,746	1,827,615	3,341,820
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	401,054
Investment Securities Purchased	—	—	197
Affiliated Investment Companies	—	2,683	—
Fund Shares Redeemed	14,448	845	14,573
Due to Advisor	344	200	1,062
Loan Payable	—	—	19,032
Accrued Expenses and Other Liabilities	111	75	208
Total Liabilities	14,903	3,803	436,126
NET ASSETS	$2,747,843	$1,823,812	$2,905,694
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	156,952,177	117,130,420	125,826,842
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$17.51	$15.57	$23.09
Investments in Affiliated Investment Companies at Cost	$2,151,326	$1,408,421	$—
Investments at Cost	$—	$—	$2,350,450
Temporary Cash Investments at Cost	$—	$—	$10
Collateral Received from Securities on Loan at Cost	$—	$—	$401,054
NET ASSETS CONSIST OF:
Paid-In Capital	$2,103,559	$1,466,220	$2,226,144
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	11,940	7,579	3,626
Accumulated Net Realized Gain (Loss)	35,398	(65,598)	152,096
Net Unrealized Appreciation (Depreciation)	596,946	415,611	523,828
NET ASSETS	$2,747,843	$1,823,812	$2,905,694
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $358,126 and $114,010 of securities on loan, respectively)	$1,746,242	$2,829,148
Temporary Cash Investments at Value	16,002	19,334
Collateral Received from Securities on Loan at Value	378,889	121,273
Foreign Currencies at Value	—	3,884
Cash	—	15
Receivables:
Investment Securities Sold	18,593	—
Dividends, Interest, and Tax Reclaims	1,026	8,352
Securities Lending Income	406	120
Fund Shares Sold	803	851
Prepaid Expenses and Other Assets	31	39
Total Assets	2,161,992	2,983,016
LIABILITIES:
Payables:
Upon Return of Securities Loaned	378,889	121,273
Investment Securities Purchased	216	—
Fund Shares Redeemed	2,789	1,107
Due to Advisor	755	1,198
Accrued Expenses and Other Liabilities	98	168
Total Liabilities	382,747	123,746
NET ASSETS	$1,779,245	$2,859,270
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	68,792,820	130,517,794
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$25.86	$21.91
Investments at Cost	$1,326,142	$1,881,972
Temporary Cash Investments at Cost	$16,002	$19,334
Collateral Received from Securities on Loan at Cost	$378,889	$121,273
Foreign Currencies at Cost	$—	$3,931
NET ASSETS CONSIST OF:
Paid-In Capital	$1,217,277	$1,676,600
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,350	18,976
Accumulated Net Realized Gain (Loss)	139,518	216,426
Net Unrealized Foreign Exchange Gain (Loss)	—	139
Net Unrealized Appreciation (Depreciation)	420,100	947,129
NET ASSETS	$1,779,245	$2,859,270
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
Investment Income
Dividends	$49,748	$29,980	$43,241
Interest	878	473	1,236
Income from Securities Lending	992	725	3,639
Expenses Allocated from Affiliated Investment Companies	(6,102)	(1,169)	—
Total Investment Income	45,516	30,009	48,116
Expenses
Investment Advisory Services Fees	—	—	14,794
Administrative Services Fees	4,247	2,580	—
Accounting & Transfer Agent Fees	51	35	386
Custodian Fees	—	—	66
Filing Fees	95	95	100
Shareholders' Reports	38	25	74
Directors'/Trustees' Fees & Expenses	23	16	13
Legal Fees	25	15	34
Audit Fees	9	6	43
Other	9	5	73
Total Expenses	4,497	2,777	15,583
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(162)	—
Net Expenses	4,497	2,615	15,583
Net Investment Income (Loss)	41,019	27,394	32,533
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	139,228	10,874	167,039
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(180,378)	73,457	(423,757)
Net Realized and Unrealized Gain (Loss)	(41,150)	84,331	(256,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(131)	$111,725	$(224,185)

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $7,381, respectively)	$16,373	$87,818
Interest	836	453
Income from Securities Lending	4,373	1,885
Total Investment Income	21,582	90,156
Expenses
Investment Advisory Services Fees	9,165	13,650
Accounting & Transfer Agent Fees	222	324
Custodian Fees	79	385
Filing Fees	72	89
Shareholders' Reports	30	43
Directors'/Trustees' Fees & Expenses	12	23
Legal Fees	16	25
Audit Fees	23	34
Other	16	49
Total Expenses	9,635	14,622
Net Investment Income (Loss)	11,947	75,534
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	182,553	225,699
Foreign Currency Transactions	—	440
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(217,967)	116,793
Translation of Foreign Currency Denominated Amounts	—	17
Net Realized and Unrealized Gain (Loss)	(35,414)	342,949
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,467)	$418,483

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,019	$31,113	$27,394	$19,300	$32,533	$24,692
Net Realized Gain (Loss) on Investment Securities Sold	139,228	53,357	10,874	(27,194)	167,039	301,039
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(180,378)	259,879	73,457	165,031	(423,757)	145,177
Net Increase (Decrease) in Net Assets Resulting from Operations	(131)	344,349	111,725	157,137	(224,185)	470,908
Distributions From:
Net Investment Income	(39,785)	(28,092)	(25,931)	(16,748)	(30,833)	(21,344)
Net Long-Term Gains	—	—	—	—	(284,595)	(219,589)
Total Distributions	(39,785)	(28,092)	(25,931)	(16,748)	(315,428)	(240,933)
Capital Share Transactions (1):
Shares Issued	613,164	623,137	385,068	445,596	691,351	611,123
Shares Issued in Lieu of Cash Distributions	36,864	25,934	25,647	16,623	304,575	223,521
Shares Redeemed	(368,048)	(213,869)	(160,308)	(114,212)	(754,382)	(495,747)
Net Increase (Decrease) from Capital Share Transactions	281,980	435,202	250,407	348,007	241,544	338,897
Total Increase (Decrease) in Net Assets	242,064	751,459	336,201	488,396	(298,069)	568,872
Net Assets
Beginning of Period	2,505,779	1,754,320	1,487,611	999,215	3,203,763	2,634,891
End of Period	$2,747,843	$2,505,779	$1,823,812	$1,487,611	$2,905,694	$3,203,763
(1) Shares Issued and Redeemed:
Shares Issued	33,160	38,364	24,964	32,641	27,123	24,152
Shares Issued in Lieu of Cash Distributions	2,019	1,652	1,685	1,238	12,193	9,548
Shares Redeemed	(20,036)	(13,195)	(10,356)	(8,382)	(30,452)	(19,677)
	15,143	26,821	16,293	25,497	8,864	14,023
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$11,940	$10,706	$7,579	$6,116	$3,626	$4,703

See accompanying Notes to Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio		Tax-Managed DFA International Value Portfolio
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,947	$5,962	$75,534	$60,412
Net Realized Gain (Loss) on: Investment Securities Sold	182,553	28,780	225,699	119,405
Foreign Currency Transactions	—	—	440	152
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(217,967)	166,028	116,793	402,856
Translation of Foreign Currency Denominated Amounts	—	—	17	157
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,467)	200,770	418,483	582,982
Distributions From:
Net Investment Income	(11,189)	(4,846)	(61,441)	(65,441)
Net Short-Term Gains	—	—	(119)	—
Net Long-Term Gains	—	—	(108,595)	(21,751)
Total Distributions	(11,189)	(4,846)	(170,155)	(87,192)
Capital Share Transactions (1):
Shares Issued	344,218	354,522	480,977	447,500
Shares Issued in Lieu of Cash Distributions	11,049	4,779	162,246	82,983
Shares Redeemed	(194,404)	(144,475)	(402,964)	(226,807)
Net Increase (Decrease) from Capital Share Transactions	160,863	214,826	240,259	303,676
Total Increase (Decrease) in Net Assets	126,207	410,750	488,587	799,466
Net Assets
Beginning of Period	1,653,038	1,242,288	2,370,683	1,571,217
End of Period	$1,779,245	$1,653,038	$2,859,270	$2,370,683
(1) Shares Issued and Redeemed:
Shares Issued	12,633	14,495	22,796	25,396
Shares Issued in Lieu of Cash Distributions	412	203	8,062	4,978
Shares Redeemed	(7,188)	(5,893)	(19,134)	(12,862)
	5,857	8,805	11,724	17,512
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,350	$2,036	$18,976	$1,767

See accompanying Notes to Financial Statements.
24

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$17.67	$15.26	$13.27	$11.12	$9.09	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.16)	2.39	1.96	2.13	2.02	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	0.11	2.63	2.14	2.24	2.06	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Total Distributions	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$17.51	$17.67	$15.26	$13.27	$11.12	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	0.54%	17.45%	16.27%	20.24%	22.79%	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.47%	1.35%	0.97%	0.43%	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
25

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio (formerly, Tax-Managed U.S. Small Cap Value Portfolio)	Tax-Managed U.S. Small Cap Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$27.39	$25.60	$23.32	$19.22	$13.34	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.87)	3.90	2.68	4.09	5.86	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(1.62)	4.12	2.77	4.18	5.90	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	(2.44)	(2.14)	(0.39)	—	—	—	—	—	—	—
Total Distributions	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$23.09	$27.39	$25.60	$23.32	$19.22	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(6.58)%	17.70%	12.09%	21.84%	44.29%	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.47%	0.53%	0.55%	0.56%	0.56%	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	0.98%	0.85%	0.39%	0.45%	0.27%	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	28%	35%	21%	21%	13%	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
26

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed DFA International Value Portfolio
Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$19.96	$15.51	$13.63	$10.84	$8.24
Income From Investment Operations
Net Investment Income (Loss)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	2.76	4.71	1.90	2.93	2.59
Total From Investment Operations	3.35	5.25	2.23	3.15	2.76
Less Distributions
Net Investment Income	(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	(0.92)	(0.21)	—	—	—
Total Distributions	(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of forty-nine operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At November 30, 2007, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 71% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio*, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

*Effective March 30, 2007, Tax-Managed U.S. Small Cap Value Portfolio changed its name to Tax-Managed U.S. Targeted Value Portfolio.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the

28

close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions.

29

Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the year ended November 30, 2007, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio*	0.45%

Tax-Managed U.S. Small Cap Portfolio	0.50%

Tax-Managed DFA International Value Portfolio	0.50%

*Effective March 30, 2007, Tax-Managed U.S. Targeted Value Portfolio's effective annual rate of average daily net assets changed from 0.50% to 0.42%.

For the year ended November 30, 2007, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average daily net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average daily net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until April 1, 2008, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2007, Tax-Managed U.S. Equity Portfolio had approximately $436 previously waived fees (in thousands) subject to future recovery by the Advisor over various periods not exceeding November 30, 2010.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

30

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended November 30, 2007, the total related amounts paid to the CCO by the Fund were $157 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$57

Tax-Managed U.S. Equity Portfolio	34

Tax-Managed U.S. Targeted Value Portfolio	67

Tax-Managed U.S. Small Cap Portfolio	37

Tax-Managed DFA International Value Portfolio	54

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$907,281	$967,644
Tax-Managed U.S. Small Cap Portfolio	687,396	560,468
Tax-Managed DFA International Value Portfolio	617,165	530,515

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2007, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
Tax-Managed U.S. Targeted Value Portfolio	$16,905	$(2,777)	$(14,128)
Tax-Managed U.S. Small Cap Portfolio	5,839	(444)	(5,395)
Tax-Managed DFA International Value Portfolio	5,064	2,964	(8,028)

31

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006 and November 30, 2007 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2006	$28,092	—	$28,092
2007	39,785	—	39,785
Tax-Managed U.S. Equity Portfolio
2006	16,748	—	16,748
2007	25,931	—	25,931
Tax-Managed U.S. Targeted Value Portfolio
2006	22,689	$235,961	258,650
2007	33,610	298,723	332,333
Tax-Managed U.S. Small Cap Portfolio
2006	4,846	—	4,846
2007	11,633	5,395	17,028
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218

At November 30, 2007, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Targeted Value Portfolio	$2,777	$14,128	$16,905
Tax-Managed U.S. Small Cap Portfolio	444	5,395	5,839
Tax-Managed DFA International Value Portfolio	1,392	3,671	5,063

At November 30, 2007, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$11,997	$36,004	—	$48,001
Tax-Managed U.S. Equity Portfolio	7,613	—	$(65,188)	(57,575)
Tax-Managed U.S. Targeted Value Portfolio	3,692	152,305	—	155,997
Tax-Managed U.S. Small Cap Portfolio	2,386	140,269	—	142,655
Tax-Managed DFA International Value Portfolio	19,031	217,869	—	236,900

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of

32

November 30, 2007, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on November 30,
	2009	2010	2011	2012	2013	2014	Total
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	—	—	$13,463	$27,199	$65,188

During the year ended November 30, 2007, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$103,061
Tax-Managed U.S. Equity Portfolio	10,867
Tax-Managed U.S. Small Cap Portfolio	36,744

Some of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At November 30, 2007, the Tax-Managed DFA International Value Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies (in thousands) of $0 and $10,880, respectively, which are included in distributable net investment income for federal income tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,151,933	$752,687	$(156,348)	$596,339
Tax-Managed U.S. Equity Portfolio	1,408,831	466,684	(51,483)	415,201
Tax-Managed U.S. Targeted Value Portfolio	2,751,723	810,113	(286,494)	523,619
Tax-Managed U.S. Small Cap Portfolio	1,721,783	551,845	(132,495)	419,350
Tax-Managed DFA International Value Portfolio	2,024,023	975,634	(29,902)	945,732

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets.

33

These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	5.67%	$12,768	22	$44	$25,452

At November 30, 2007, the Tax-Managed U.S. Targeted Value Portfolio had a loan outstanding in the amount of $19,032 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008.

For the year ended November 30, 2007, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	5.68%	$4,706	23	$17	$8,812

There were no outstanding borrowings by the Portfolios under this line of credit at November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities

34

and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

L.  Other:

At November 30, 2007, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	83%
Tax-Managed U.S. Equity Portfolio	2	82%
Tax-Managed U.S. Targeted Value Portfolio	1	71%
Tax-Managed U.S. Small Cap Portfolio	1	74%
Tax-Managed DFA International Value Portfolio	2	79%

35

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio (formerly Tax-Managed U.S. Small Cap Value Portfolio), Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodians and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

36

THE DFA INVESTMENT TRUST COMPANY
PERFORMANCE CHARTS

The Tax-Managed U.S. Marketwide Value Series vs. Russell 3000 Value Index

December 14, 1998-November 30, 2007

Growth of $10,000
The Tax-Managed U.S. Marketwide Value Series
Russell 3000 Value Index
$30,000
$20,000
$10,000
$0
$19,909
$19,550
12/98
2000
2001
2002
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 12/14/1998
	0.67%	15.36%	7.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Tax-Managed U.S. Equity Series vs. Dow Jones Wilshire 5000 Index
September 25, 2001-November 30, 2007

Growth of $10,000
The Tax-Managed U.S. Equity Series
Dow Jones Wilshire 5000 Index
$20,000
$10,000
$0
$17,762
$16,730
09/01
2003
2004
2005
2006
2007
11/07

Average Annual Total Return	One Year	Five Years	From 9/25/2001
	7.38%	12.20%	8.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones Wilshire data provided by Dow Jones Indexes.

37

THE DFA INVESTMENT TRUST COMPANY
MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. Equity Market Review  Year Ended November 30, 2007

Among the most important factors explaining differences in the behavior of diversified equity portfolios are company size and company value/growth characteristics of the portfolio holdings. Size is measured by market capitalization and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value (often referred to having a high book-to-market ratio or "BtM").

For the year ended November, 30, 2007, large company stocks, as measured by the Russell 1000 Index, outperformed small company stocks, as measured by the Russell 2000 Index, and growth stocks, as measured by the Russell 3000 Growth Index, outperformed value stocks, as measured by the Russell 3000 Value Index.

% Total Return for Year Ended November 30, 2007

Russell 3000 Value Index®	2.06%
Russell 3000 Growth Index®	12.04%
Russell 1000 Index® (large companies)	7.83%
Russell Mid Cap Index® (mid-size companies)	5.92%
Russell 2000 Index® (small companies)	–1.17%

When the large, mid and small-cap market segments are further divided by value and growth characteristics, the distinction in performance within sectors was equally significant.

% Total Return for Year Ended November 30, 2007

Russell 1000 Growth Index® (large growth companies)	12.60%
Russell 1000 Value Index® (large value companies)	3.06%
Russell Mid Cap Growth Index® (mid-cap growth companies)	10.13%
Russell Mid Cap Value Index® (mid-cap value companies)	0.70%
Russell 2000 Growth Index® (small growth companies)	6.14%
Russell 2000 Value Index® (small value companies)	–8.22%

Source: Russell data copyright © Russell Investment Group 1995-2007, all rights reserved.

Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2007 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years like 2007, when value or small company index benchmarks have underperformed growth or large company index benchmarks, investment strategies like Dimensional's with a greater exposure to small company or value characteristics underperform growth and large company benchmarks.

Domestic Equity Portfolios' Performance Overview

The Tax-Managed U.S. Marketwide Value Series

The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 1,500 stocks and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Series' assets.

38

As a result of the Series' diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, large company stocks generally outperformed small company stocks and growth stocks generally outperformed value stocks. Total returns were 7.72% for the S&P 500 Index®, 2.06% for the Russell 3000 Value Index® and 0.67% for The Tax-Managed U.S. Marketwide Value Series. Relative to the Russell 3000 Value Index®, underperformance of the Series was primarily due to lower exposure to stocks with more pronounced growth characteristics as measured by book-to-market ratio and to stocks in the consumer discretionary sector. Stocks in the second lowest BtM quartile, which represented approximately 5% of the Series compared to approximately 17% of the Russell 3000 Value Index, outperformed the Index by more than 14 percentage points. Consumer discretionary stocks, which represented approximately 17% of the Series compared to approximately 9% of the Index, underperformed the Index by more than 10 percentage points.

The Tax-Managed U.S. Equity Series

The Tax-Managed U.S. Equity Series seeks to capture the returns associated with the broad universe of U.S. stocks. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2007, the Series held approximately 3,000 stocks, and essentially was fully invested in equities throughout the year: average cash levels were less than 1% of the Series' assets.

As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2007, total returns were 7.58% for the Dow Jones Wilshire 5000 Index and 7.38% for the Tax-Managed U.S. Equity Series. Relative to the Dow Jones Wilshire 5000 Index, the underperformance of the Portfolio was primarily due to differences in expenses between the Series and the Index. Results for the Dow Jones Wilshire 5000 Index are not diminshed by management and administrative expenses associated with running a live portfolio. A slightly lower exposure to growth stocks, which outperformed the Index by seven percentage points, also contributed to the underperformance of the Series.

39

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended November 30, 2007

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 06/01/07	Ending Account Value 12/30/07	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$889.00	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.99	0.21%	$1.09

The Tax-Managed U.S. Equity Series

Actual Fund Return	$1,000.00	$969.80	0.07%	$0.33
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.07%	$0.34

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by the number of days in the year (365) to reflect the six-month period.

40

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC has adopted the requirement that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2007. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	13.7%	5.4%	14.1%	31.7%	3.5%	10.1%	6.9%	5.3%	9.1%	0.2%	100.0%
The Tax-Managed U.S. Equity Series	10.8%	10.0%	10.5%	16.3%	12.9%	12.0%	16.3%	4.3%	3.2%	3.7%	100.0%

41

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.0%)
Consumer Discretionary — (12.5%)
CBS Corp. Class B	667,389	$18,306,480	0.5%
* Comcast Corp. Class A	2,042,537	41,953,710	1.1%
* Comcast Corp. Special Class A Non-Voting	1,021,574	20,646,011	0.5%
Harrah's Entertainment, Inc.	205,073	18,060,779	0.5%
Macy's, Inc.	681,504	20,206,594	0.5%
News Corp. Class A	947,120	19,955,818	0.5%
Time Warner, Inc.	5,502,800	94,978,328	2.5%
Other Securities		284,168,374	7.3%
Total Consumer Discretionary		518,276,094	13.4%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	638,865	23,222,743	0.6%
CVS Caremark Corp.	813,014	32,593,731	0.9%
Kraft Foods, Inc.	1,228,291	42,437,454	1.1%
# Reynolds American, Inc.	250,700	17,554,014	0.5%
Other Securities		90,351,741	2.2%
Total Consumer Staples		206,159,683	5.3%
Energy — (12.8%)
Anadarko Petroleum Corp.	598,568	33,878,949	0.9%
Apache Corp.	487,346	47,170,219	1.2%
Chesapeake Energy Corp.	540,200	20,446,570	0.5%
ConocoPhillips	2,125,046	170,088,682	4.4%
Devon Energy Corp.	617,500	51,135,175	1.3%
Hess Corp.	302,400	21,536,928	0.6%
Marathon Oil Corp.	612,990	34,266,141	0.9%
Noble Energy, Inc.	242,940	17,501,398	0.5%
Valero Energy Corp.	492,100	32,020,947	0.8%
Other Securities		105,453,472	2.7%
Total Energy		533,498,481	13.8%
Financials — (28.8%)
Allstate Corp.	600,000	30,672,000	0.8%
American International Group, Inc.	1,674,475	97,337,232	2.5%
Bank of America Corp.	1,653,310	76,267,190	2.0%
Blackrock, Inc.	111,100	22,038,907	0.6%
# Capital One Financial Corp.	339,269	18,086,430	0.5%
Chubb Corp.	521,005	28,420,823	0.8%
Hartford Financial Services Group, Inc.	412,713	39,339,803	1.0%
JPMorgan Chase & Co.	2,997,448	136,743,578	3.6%
Lincoln National Corp.	407,407	25,084,049	0.7%
Loews Corp.	802,700	38,361,033	1.0%
Merrill Lynch & Co., Inc.	326,416	19,565,375	0.5%
MetLife, Inc.	1,031,200	67,636,408	1.8%
Morgan Stanley	332,750	17,542,580	0.5%
Prudential Financial, Inc.	407,300	38,343,222	1.0%
SunTrust Banks, Inc.	250,100	17,534,511	0.5%
The Travelers Companies, Inc.	746,700	39,657,237	1.0%
Wachovia Corp.	1,460,554	62,803,822	1.6%
Other Securities		423,023,599	10.7%
Total Financials		1,198,457,799	31.1%
Health Care — (3.2%)
* WellPoint, Inc.	434,292	36,571,729	1.0%
Other Securities		95,573,184	2.4%
Total Health Care		132,144,913	3.4%

42

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.2%)
Burlington Northern Santa Fe Corp.	523,260	$43,702,675	1.2%
CSX Corp.	672,000	28,224,000	0.7%
Norfolk Southern Corp.	571,500	29,266,515	0.8%
Northrop Grumman Corp.	432,410	34,069,584	0.9%
Raytheon Co.	392,600	24,282,310	0.6%
Union Pacific Corp.	409,400	51,641,716	1.4%
Other Securities		169,406,716	4.3%
Total Industrials		380,593,516	9.9%
Information Technology — (6.3%)
Hewlett-Packard Co.	1,795,200	91,842,432	2.4%
Other Securities		170,272,910	4.4%
Total Information Technology		262,115,342	6.8%
Materials — (4.8%)
# Alcoa, Inc.	711,352	25,871,872	0.7%
Lyondell Chemical Co.	385,355	18,188,756	0.5%
Other Securities		155,986,917	4.0%
Total Materials		200,047,545	5.2%
Other — (0.0%)
Total Other		246	0.0%
Telecommunication Services — (8.2%)
AT&T, Inc.	4,334,318	165,614,291	4.3%
Sprint Nextel Corp.	2,367,886	36,749,591	1.0%
Verizon Communications, Inc.	2,860,119	123,585,742	3.2%
Other Securities		16,201,516	0.4%
Total Telecommunication Services		342,151,140	8.9%
Utilities — (0.2%)
Total Utilities		9,481,947	0.2%
TOTAL COMMON STOCKS		3,782,926,706	98.0%
TEMPORARY CASH INVESTMENTS — (1.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	56,233,500	56,233,500	1.5%
	Face Amount
SECURITIES LENDING COLLATERAL — (7.7%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $395,638,936 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 05/01/36 to 04/01/37 & FNMA 5.150%, 06/01/35, valued at $316,539,110) to be repurchased at $307,438,130	$307,320	307,319,523	8.0%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $5,411,252 FHLMC 6.000%, 05/01/22, valued at $5,249,913) to be repurchased at $5,074,925	5,073	5,072,980	0.1%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $18,055,000 FHLMC 3.334%, 09/01/33, valued at $6,864,890) to be repurchased at $6,665,698	6,663	6,663,127	0.2%
TOTAL SECURITIES LENDING COLLATERAL		319,055,630	8.3%
TOTAL INVESTMENTS — (100.0%) (Cost $3,311,456,062)		$4,158,215,836	107.8%

See accompanying Notes to Financial Statements.
43

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

November 30, 2007

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.6%)
Consumer Discretionary — (9.6%)
Disney (Walt) Co.	231,347	$7,669,153	0.4%
# Home Depot, Inc.	222,669	6,359,427	0.4%
McDonald's Corp.	136,469	7,979,342	0.5%
Time Warner, Inc.	432,900	7,471,854	0.4%
Other Securities		165,147,181	9.0%
Total Consumer Discretionary		194,626,957	10.7%
Consumer Staples — (8.9%)
Altria Group, Inc.	241,195	18,707,084	1.0%
Coca-Cola Co.	264,458	16,422,842	0.9%
CVS Caremark Corp.	172,702	6,923,623	0.4%
Kraft Foods, Inc.	189,204	6,536,998	0.4%
PepsiCo, Inc.	184,690	14,254,374	0.8%
Procter & Gamble Co.	359,460	26,600,040	1.5%
Wal-Mart Stores, Inc.	469,546	22,491,253	1.2%
Other Securities		67,591,688	3.7%
Total Consumer Staples		179,527,902	9.9%
Energy — (9.4%)
Chevron Corp.	245,464	21,544,375	1.2%
ConocoPhillips	187,038	14,970,522	0.8%
Exxon Mobil Corp.	661,100	58,943,676	3.2%
Occidental Petroleum Corp.	95,565	6,667,570	0.4%
Other Securities		88,332,748	4.8%
Total Energy		190,458,891	10.4%
Financials — (14.7%)
American Express Co.	135,500	7,991,790	0.5%
American International Group, Inc.	294,867	17,140,619	1.0%
Bank of America Corp.	510,003	23,526,438	1.3%
Citigroup, Inc.	572,709	19,071,210	1.1%
JPMorgan Chase & Co.	384,772	17,553,299	1.0%
The Goldman Sachs Group, Inc.	46,100	10,448,104	0.6%
# U.S. Bancorp	198,800	6,578,292	0.4%
Wachovia Corp.	222,864	9,583,152	0.5%
Wells Fargo & Co.	381,382	12,368,218	0.7%
Other Securities		171,684,171	9.1%
Total Financials		295,945,293	16.2%
Health Care — (11.5%)
Abbott Laboratories	172,985	9,948,367	0.6%
* Amgen, Inc.	120,060	6,633,315	0.4%
Bristol-Myers Squibb Co.	222,980	6,606,897	0.4%
# Eli Lilly & Co.	129,445	6,854,113	0.4%
* Genentech, Inc.	119,880	9,140,850	0.5%
Johnson & Johnson	331,400	22,449,036	1.3%
Medtronic, Inc.	127,100	6,463,035	0.4%
Merck & Co., Inc.	248,454	14,748,229	0.8%
Pfizer, Inc.	798,077	18,962,310	1.1%
UnitedHealth Group, Inc.	152,114	8,366,270	0.5%
Wyeth	150,448	7,386,997	0.4%
Other Securities		115,267,478	6.0%
Total Health Care		232,826,897	12.8%

44

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.9%)
# 3M Co.	81,239	$6,763,959	0.4%
# Boeing Co.	89,541	8,286,124	0.5%
General Electric Co.	1,179,089	45,147,318	2.5%
United Technologies Corp.	113,550	8,490,134	0.5%
Other Securities		150,219,503	8.1%
Total Industrials		218,907,038	12.0%
Information Technology — (14.5%)
* Apple, Inc.	99,374	18,107,930	1.0%
* Cisco Sytems, Inc.	703,750	19,719,075	1.1%
* Dell, Inc.	258,787	6,350,633	0.4%
Hewlett-Packard Co.	335,500	17,164,180	1.0%
Intel Corp.	663,198	17,296,204	1.0%
International Business Machines Corp.	162,740	17,116,993	1.0%
Microsoft Corp.	1,074,171	36,092,146	2.0%
* Oracle Corp.	625,550	12,623,599	0.7%
QUALCOMM, Inc.	189,895	7,743,918	0.4%
Other Securities		140,139,546	7.4%
Total Information Technology		292,354,224	16.0%
Materials — (3.9%)
Total Materials		78,504,480	4.3%
Other — (0.0%)
Total Other		6	0.0%
Telecommunication Services — (2.9%)
AT&T, Inc.	694,721	26,545,289	1.5%
Verizon Communications, Inc.	330,599	14,285,183	0.8%
Other Securities		18,040,979	0.9%
Total Telecommunication Services		58,871,451	3.2%
Utilities — (3.3%)
Total Utilities		66,847,164	3.7%
TOTAL COMMON STOCKS		1,808,870,303	99.2%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		87	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,569,638	7,569,638	0.4%
	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $207,256,486 FHLMC 5.000%, 02/01/37 & 5.000%, 05/01/37, valued at $199,622,376) to be repurchased at $193,882,931	$193,808	193,808,132	10.6%
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $9,861,121 FNMA 5.500%, 02/01/34, valued at $3,261,310) to be repurchased at $3,153,586	3,152	3,152,378	0.2%
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $4,730,000 FHLMC 6.032%, 11/01/36, valued at $4,402,793) to be repurchased at $4,272,594	4,271	4,270,946	0.2%
TOTAL SECURITIES LENDING COLLATERAL		201,231,456	11.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,602,060,294)		$2,017,671,484	110.6%

See accompanying Notes to Financial Statements.
45

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  NOVEMBER 30, 2007

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $309,719 and $195,411 of securities on loan, respectively)	$3,782,927	$1,808,870
Temporary Cash Investments at Value	56,234	7,570
Collateral Received from Securities on Loan at Value	319,056	201,231
Receivables:
Investment Securities Sold	26,250	1,719
Dividends and Interest	7,474	3,506
Securities Lending Income	112	67
Fund Shares Sold	—	2,683
Prepaid Expenses and Other Assets	1	1
Total Assets	4,192,054	2,025,647
LIABILITIES:
Payables:
Upon Return of Securities Loaned	319,056	201,231
Investment Securities Purchased	1,023	236
Fund Shares Redeemed	12,592	—
Due to Advisor	646	75
Accrued Expenses and Other Liabilities	157	72
Total Liabilities	333,474	201,614
NET ASSETS	$3,858,580	$1,824,033
Investments at Cost	$2,936,166	$1,393,260
Temporary Cash Investments at Cost	$56,234	$7,570
Collateral Received from Securities on Loan at Cost	$319,056	$201,231

See accompanying Notes to Financial Statements.
46

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE YEAR ENDED NOVEMBER 30, 2007

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$69,825	$29,980
Interest	1,231	473
Income from Securities Lending	1,392	725
Total Investment Income	72,448	31,178
Expenses
Investment Advisory Services Fees	7,949	860
Accounting & Transfer Agent Fees	407	187
Custodian Fees	69	60
Shareholders' Reports	19	8
Directors'/Trustees' Fees & Expenses	32	16
Legal Fees	14	6
Audit Fees	47	20
Other	27	12
Total Expenses	8,564	1,169
Net Investment Income (Loss)	63,884	30,009
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	197,904	10,874
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(257,139)	73,456
Net Realized and Unrealized Gain (Loss)	(59,235)	84,330
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,649	$114,339

See accompanying Notes to Financial Statements.
47

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series		The Tax-Managed U.S. Equity Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,884	$48,576	$30,009	$21,232
Net Realized Gain (Loss) on Investment Securities Sold	197,904	76,342	10,874	(27,193)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(257,139)	364,679	73,456	165,031
Net Increase (Decrease) in Net Assets Resulting from Operations	4,649	489,597	114,339	159,070
Transactions in Interest:
Contributions	478,784	604,686	253,998	336,533
Withdrawals	(146,412)	(49,111)	(32,090)	(7,165)
Net Increase (Decrease) from Transactions in Interest	332,372	555,575	221,908	329,368
Total Increase (Decrease) in Net Assets	337,021	1,045,172	336,247	488,438
Net Assets
Beginning of Period	3,521,559	2,476,387	1,487,786	999,348
End of Period	$3,858,580	$3,521,559	$1,824,033	$1,487,786

See accompanying Notes to Financial Statements.
48

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series					The Tax-Managed U.S. Equity Series
	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	0.67%	17.70%	16.44%	20.49%	22.88%	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233	$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.24%	0.25%	0.25%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.63%	1.52%	1.14%	0.61%	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	21%	21%	12%	5%	6%	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
49

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of November 30, 2007, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the

50

lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2007, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended November 30, 2007, the total related amounts paid to the CCO by the Trust were $118 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At November 30, 2007, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$79
The Tax-Managed U.S. Equity Series	34

E.  Purchases and Sales of Securities:

For the year ended November 30, 2007, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$1,168,957	$832,612
The Tax-Managed U.S. Equity Series	342,615	104,679

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At November 30, 2007, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,312,288	$1,045,857	$(199,928)	$845,929
The Tax-Managed U.S. Equity Series	1,602,473	466,673	(51,475)	415,198

51

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2007.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 26, 2007 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 24, 2008.

For the year ended November 30, 2007, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	6.12%	$6,299	4	$4	$18,483

There were no outstanding borrowings by the Series under this line of credit at November 30, 2007.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 22, 2007 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 21, 2008. There were no borrowings by the Series under this line of credit during the year ended November 30, 2007.

I.  Securities Lending:

As of November 30, 2007, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return

52

loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and registered and unregistered money market funds. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

On September 20, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trust's financial statements has not been determined.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the "more-likely-than-not" threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. FIN 48 is effective six months following the fiscal year ending November 30, 2007. At this time, management is evaluating the implication of FIN 48 and does not believe it will have a material impact, if any, on the funds financial statements.

53

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
January 22, 2008

54

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2007.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended November 30, 2007.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.

55

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business, University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 68	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibottson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 63	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	86 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Oak Hill Capital Management, Inc. 1100 King Street Building 4 Rye Brook, NY 10573 Age: 66	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	86 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Graduate School of Business University of Chicago 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 54	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	86 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation) (since 2003).

56

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 60	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Chairman, Director/Trustee, Presdient, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Formerly, Director of Dimensional Funds PLC. Chairman, Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 63	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	86 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Director and formerly President of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

57

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

M. Akbar Ali Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Portfolio Manager of Dimensional (since August 2002). Formerly, Graduate Student at the University of California, Los Angeles (August 2000 to June 2002); Senior Technology Office at JPMorgan Chase & Co. (February 1997 to June 2000).

Darryl Avery Vice President Age: 41	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional. Formerly, institutional client service and marketing representative for Metropolitan West Asset Management (February 2001 to February 2002); institutional client service and marketing representative for Payden & Rygel (June 1990 to January 2001).

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 40	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional.

David P. Butler Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 45	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 35	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional. Formerly, Graduate Student at the University of Chicago (September 2000 to March 2001).

Robert P. Cornell Vice President Age: 58	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 41	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 50	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 50	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

58

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Robert W. Dintzner Vice President Age: 37	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Kenneth Elmgren Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 42	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 46	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities, Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Mark R. Gochnour Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 40	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007); Client Services Coordinator of Dimensional (December 1999 to December 2002).

Darla Hastings Vice President Age: 52	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 33	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005). Formerly, Vice President and Portfolio Manager for Payden & Rygel (July 1999 to February 2003).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, counsel of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP (September 1997 to August 2001).

59

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick Keating Vice President Age: 52	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. Formerly, Director, President and Chief Executive Officer, Assante Asset Management, Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001).

Joseph F. Kolerich Vice President Age: 35	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional, Formerly, a trader at Lincoln Capital Fixed Income Management (formerly Lincoln Capital Management Company).

Michael F. Lane Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004); AEGON, President, Advisor Resources (September 1994 to June 2001).

Kristina M. LaRusso Vice President Age: 31	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006); Operations Coordinator of Dimensional (March 1998 to March 2003.)

Inmoo Lee Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003) and Director of Human Resources for Icebox, LLC (March 2000 to February 2001).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 50	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Heather H. Mathews Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at Harvard University (August 1998 to June 2000).

David M. New Vice President Age: 47	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002).

Catherine L. Newell Vice President and Secretary Age: 43	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 32	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

60

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Sonya Park Vice President Age: 35	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional. Formerly, Associate Director at Watson Pharmaceuticals Inc. (January 2001 to February 2002); Graduate student at New York University (February 2000 to December 2000).

David A. Plecha Vice President Age: 46	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Eduardo A. Repetto Vice President and Chief Investment Officer Age: 40	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2000 to April 2002). Formerly, Research Scientist (August 1998 to June 2000), California Institute of Technology.

L. Jacobo Rodriguez Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004); and Assistant Director, Project on Global Economic Liberty, Cato Institute (January 1996 to August 2001).

David E. Schneider Vice President Age: 61	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services. Prior to 2001, Regional Director of Dimensional.

Ted R. Simpson Vice President Age: 38	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002). Formerly, contract employee with Dimensional (April 2002 to December 2002).

Bryce D. Skaff Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional. Formerly, Principal of William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder Vice President Age: 44	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Bradley G. Steiman Vice President Age: 34	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc. Prior to April 2002, Regional Director of Dimensional. Formerly, Vice President and General Manager of Assante Global Advisors (July 2000 to April 2002); Vice President of Assante Asset Management Inc. (March 2000 to July 2000); and Private Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland Vice President Age: 41	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 56	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

61

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Daniel M. Wheeler Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 30	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006); and Trading Assistant of Dimensional (1999 to 2001).

Paul E. Wise Vice President Age: 52	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004); Vice President of Information Technology of AIM Management Group (March 1997 to January 2002).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

62

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

63

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have a November 30, 2007 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2007, please consult your tax advisor as to the pertinence of this notice. For the fiscal year December 1, 2006 to November 30, 2007, each portfolio is designating the following items with regard to distributions paid during the year.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
Tax-Managed U.S. Marketwide Value Portfolio	100.00%	—	—	100.00%	100.00%	100.00%	—	1.82%	—
Tax-Managed U.S. Equity Portfolio	100.00%	—	—	100.00%	100.00%	100.00%	—	1.71%	—
Tax-Managed U.S. Targeted Value Portfolio	10.11%	—	89.89%	100.00%	100.00%	100.00%	—	2.70%	—
Tax-Managed U.S. Small Cap Portfolio	68.32%	—	31.68%	100.00%	100.00%	100.00%	—	3.96%	—
Tax-Managed DFA International Value Portfolio	35.90%	0.03%	64.07%	100.00%	—	97.67%	11.17%	0.32%	0.07%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

64

DFA113007-002A

ITEM 2.                  CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.”  Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.  Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.  In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant.  Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.                PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees
Fiscal Year Ended November 30, 2007: $360,600
Fiscal Year Ended November 30, 2006: $345,695

(b)	Audit-Related Fees
	Fees for Registrant –	Fiscal Year Ended November 30, 2007: $25,517
Fiscal Year Ended November 30, 2006: $34,300

For fiscal years ended November 30, 2007 and November 30, 2006, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended November 30, 2007: $145,000
Fiscal Year Ended November 30, 2006: $150,000

For the fiscal years ended November 30, 2007 and November 30, 2006, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)	Tax Fees
	Fees for Registrant –	Fiscal Year Ended November 30, 2007: $60,277
Fiscal Year Ended November 30, 2006: $76,255

Tax Fees included, for the fiscal years ended November 30, 2007 and November 30, 2006, fees for tax services in connection with the Registrant’s excise tax calculations, review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees
	Fees for Registrant –	Fiscal Year Ended November 30, 2007: $0
Fiscal Year Ended November 30, 2006: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)   (1)           Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”).  The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.    General

1.             The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.             The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.    Pre-Approval of Audit Services to the Funds

1.             The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.             The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.             Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.    Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.             The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.             Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.             The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.             The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.             A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.    Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.             The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.             Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects.  The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.             The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee.  The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved.  The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.             The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)           pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)           refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.             The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting.  If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.     Amendment; Annual Review

1.             The Committee may amend these procedures from time to time.

2.             These procedures shall be reviewed annually by the Committee.

F.     Recordkeeping

1.             The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.             In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.             A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)               The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                    The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended November 30, 2007 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)                   Aggregate Non-Audit Fees

Fiscal Year Ended November 30, 2007: $449,126
Fiscal Year Ended November 30, 2006: $480,537

(h)                   The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.                  SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant or its underlying fund that provided a summary schedule of portfolio holdings in its report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
Large Cap International Portfolio	An underlying fund for The Global Large Company Series
The U.S. Large Company Series	Series of Registrant
The U.S. Large Cap Value Series	Series of Registrant
The U.S. Small Cap Value Series	Series of Registrant
The U.S. Small Cap Series	Series of Registrant
The U.S. Micro Cap Series	Series of Registrant
The DFA International Value Series	Series of Registrant
The Japanese Small Company Series	Series of Registrant
The Asia Pacific Small Company Series	Series of Registrant
The United Kingdom Small Company Series	Series of Registrant

The Continental Small Company Series	Series of Registrant
The Canadian Small Company Series	Series of Registrant
The Emerging Markets Series	Series of Registrant
The Emerging Markets Small Cap Series	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Series of Registrant
The Tax-Managed U.S. Equity Series	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
•	Security is being fair valued as of November 30, 2007.
(r)	The adjustable rate shown is effective as of November 30, 2007.
–	Amounts designated as - are either zero or rounded to zero

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (5.3%)
COMMON STOCKS — (5.3%)
#	ABC Learning Centres, Ltd.	47,715	$222,445
	AGL Energy, Ltd.	51,726	587,234
	Alumina, Ltd.	139,764	800,228
	Amcor, Ltd.	103,123	624,776
	Amcor, Ltd. Sponsored ADR	1,068	25,880
	AMP, Ltd.	243,901	2,191,701
	Ansell, Ltd.	12,403	126,810
	APN News & Media, Ltd.	49,644	219,664
#	Aristocrat Leisure, Ltd.	50,763	493,997
*	Asciano Group	65,734	433,177
	ASX, Ltd.	19,030	954,214
* #	Austar United Communications, Ltd.	284,547	393,333
#	Australand Property Group	79,544	168,723
	Australia & New Zealand Banking Group, Ltd.	239,001	5,970,543
	AXA Asia Pacific Holdings, Ltd.	244,297	1,734,820
#	Babcock & Brown Infrastructure Group	188,906	268,780
#	Babcock & Brown, Ltd.	28,265	653,605
#	Bank of Queensland, Ltd.	10,033	161,781
#	Bendigo Bank, Ltd.	11,027	169,024
	BHP Billiton, Ltd.	360,962	13,759,857
	BHP Billiton, Ltd. Sponsored ADR	35,400	2,684,382
#	Billabong International, Ltd.	17,806	236,252
	BlueScope Steel, Ltd.	85,789	750,541
	Boral, Ltd.	71,545	407,242
	Brambles, Ltd.	177,043	1,942,058
	Caltex Australia, Ltd.	29,754	582,531
	Challenger Financial Services Group, Ltd.	39,625	195,194
	Coates Hire, Ltd.	53,951	312,473
	Coca-Cola Amatil, Ltd.	59,675	528,215
	Cochlear, Ltd.	5,059	338,249
	Commonwealth Bank of Australia	170,770	9,039,594
	Computershare, Ltd.	51,406	462,692
#	ConnectEast Group	122,241	182,447
	CSL, Ltd.	66,225	2,045,044
	CSR, Ltd.	91,001	245,095
#	David Jones, Ltd.	37,801	167,626
	Downer EDI, Ltd.	25,944	113,169
	Dyno Nobel, Ltd.	79,300	172,890
	Fairfax Media, Ltd.	121,739	510,762
* #	Fortescue Metals Group, Ltd.	50,976	2,599,878
	Foster’s Group, Ltd.	249,807	1,393,443
	Goodman Fielder, Ltd.	110,302	191,098
#	Harvey Norman Holdings, Ltd.	128,448	814,850
#	Incitec Pivot, Ltd.	6,960	560,570
	Insurance Australia Group, Ltd.	231,820	916,622

1

#	James Hardie Industries NL	43,241	242,506
	Jubilee Mines NL	9,271	189,499
#	Leighton Holdings, Ltd.	30,749	1,664,838
	Lend Lease Corp., Ltd.	41,599	709,578
*	Lihir Gold, Ltd.	237,027	805,059
	Lion Nathan, Ltd.	63,050	515,592
	Macquarie Airports	73,804	283,827
#	Macquarie Communications Infrastructure Group	64,065	303,824
* #	Macquarie Group, Ltd.	33,632	2,385,080
	Macquarie Infrastructure Group	97,736	278,645
	Metcash, Ltd.	117,002	453,114
	Minara Resources, Ltd.	28,511	158,876
	Mirvac, Ltd.	115,373	589,450
	National Australia Bank, Ltd.	213,005	7,227,042
	Newcrest Mining, Ltd.	63,679	1,895,049
#	Nufarm, Ltd.	14,411	214,256
	Oil Search, Ltd.	98,725	406,639
	Onesteel, Ltd.	87,931	517,585
	Orica, Ltd.	37,288	930,408
	Origin Energy, Ltd.	101,263	781,457
#	Oxiana, Ltd.	152,487	534,344
* #	Paladin Energy, Ltd.	101,022	611,649
#	Perpetual Trustees Australia, Ltd.	3,869	233,342
	Publishing and Broadcasting, Ltd.	75,939	1,398,379
	Qantas Airways, Ltd.	125,048	647,911
	QBE Insurance Group, Ltd.	110,750	3,186,729
#	Ramsay Health Care, Ltd.	15,119	146,958
	Reece Australia, Ltd.	7,063	174,873
#	Rio Tinto, Ltd.	54,585	7,037,738
	Santos, Ltd.	75,968	963,296
	Seek, Ltd.	13,400	93,974
	Seven Network, Ltd.	19,868	237,652
#	Sims Group, Ltd.	11,649	282,290
	Sonic Healthcare, Ltd.	40,263	597,222
#	St. George Bank, Ltd.	70,796	2,266,026
	Suncorp-Metway, Ltd.	125,276	2,075,996
	Symbion Health, Ltd.	60,921	218,518
	TABCORP Holdings, Ltd.	66,728	901,681
	Tattersall’s, Ltd.	116,126	412,146
	Telstra Corp., Ltd. (6087289)	905,099	3,739,205
	Telstra Corp., Ltd. (B1FW0K7)	438,367	1,221,583
	Toll Holdings, Ltd.	66,507	809,290
#	Transfield Services, Ltd.	16,966	231,539
	Transurban Group	121,525	774,024
	United Group, Ltd.	33,371	640,819
#	Virgin Blue Holdings, Ltd.	90,396	177,241
	Washington H. Soul Pattinson & Co., Ltd.	18,899	154,182
#	Wesfarmers, Ltd.	73,327	2,824,163
*	Wesfarmers, Ltd.	19,314	740,452
	West Australian Newspapers Holdings, Ltd.	26,425	286,862
	Westpac Banking Corp.	207,760	5,225,687
	Westpac Banking Corp. Sponsored ADR	6,900	872,850
	Woodside Petroleum, Ltd.	72,630	3,124,638
	Woolworths, Ltd.	160,280	4,804,516
	WorleyParsons, Ltd.	16,683	744,281

2

	Zinifex, Ltd.	53,600	685,137

TOTAL — AUSTRALIA			126,983,026

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
	Erste Bank der Oesterreichischen Sparkassen AG	27,631	2,007,581
#	EVN AG	2,702	334,226
	Immofinanz Immobilien Anlagen AG	8,273	86,724
	Oesterreichische Elektrizitaetswirtschafts AG	8,100	546,591
	OMV AG	19,773	1,403,485
	Raiffeisen International Bank-Holding AG	4,336	705,239
	Telekom Austria AG	35,563	1,038,168
#	Telekom Austria AG ADR	2,400	140,913
#	Uniqa Versicherungen AG	7,460	236,429
	Voestalpine AG	13,826	1,010,200
	Wiener Staedtische Versicherung AG	3,561	265,583
	Wienerberger AG	8,679	490,454

TOTAL — AUSTRIA			8,265,593

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & Van Haaren	5,007	511,120
	Colruyt SA	1,700	375,514
*	Cumerio NV SA- Strip	55	1
	Delhaize Group	4,997	435,982
	Delhaize Group Sponsored ADR	3,900	340,158
	Dexia SA	75,790	2,064,606
	Distrigaz	29	224,103
	Fortis	144,202	3,850,891
	InBev NV	29,842	2,614,580
	KBC Groep NV	31,328	4,361,132
	Mobistar SA	3,728	328,822
	Solvay SA	6,809	1,009,571
*	Suez SA Strip VVPR	11,992	176
	UCB SA (5596991)	13,359	635,131
	UCB SA (5675588)	2,437	115,582
	Umicore	2,792	651,399
*	Umicore Strip VVPR	55	6

TOTAL — BELGIUM			17,518,774

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
	Addax Petroleum Corp.	11,700	503,125
#	AGF Management, Ltd. Class B	9,052	288,502
	Agnico Eagle Mines, Ltd.	14,600	704,193
	Agrium, Inc.	21,900	1,265,883
	Alimentation Couche-Taro, Inc. Class B	14,900	270,001
	Astral Media, Inc. Class A	6,100	266,888
#	Bank of Montreal	97,096	6,127,064
#	Bank of Nova Scotia	125,727	6,655,063
#	Barrick Gold Corp.	110,300	4,479,507
#	BCE, Inc.	35,250	1,382,574

3

#	Biovail Corp.	15,600	238,692
*	Bombardier, Inc. Class B	180,500	1,092,080
#	Brookfield Asset Management, Inc. Series A	59,774	2,160,340
#	Brookfield Properties Corp.	20,137	436,995
	CAE, Inc.	40,091	473,097
	Cameco Corp.	40,200	1,666,775
	Canada Bread Co., Ltd.	200	13,401
#	Canadian Imperial Bank of Commerce	43,600	3,882,338
#	Canadian National Railway Co.	67,200	3,286,916
	Canadian National Resources, Ltd.	69,200	4,515,526
	Canadian Pacific Railway, Ltd.	17,400	1,160,638
#	Canadian Tire Corp. Class A	12,200	870,392
#	Canadian Utilities, Ltd. Class A	11,200	565,740
*	CGI Group, Inc.	45,000	508,075
*	Cognos, Inc.	10,300	590,117
*	Denison Mines Corp.	17,500	161,008
*	Domtar Corp.	42,900	325,198
*	Eldorado Gold Corp.	37,800	220,385
#	Emera, Inc.	4,200	90,179
	Empire Co., Ltd. Class A	2,600	117,006
#	Enbridge, Inc.	39,962	1,485,861
	EnCana Corp.	105,300	6,856,426
#	Ensign Energy Services, Inc.	13,500	196,975
	Fairfax Financial Holdings, Inc.	2,100	599,580
#	Finning International, Inc.	22,200	610,087
	First Quantum Minerals, Ltd.	8,400	798,040
#	Fortis, Inc.	19,800	535,617
	George Weston, Ltd.	6,700	367,111
	Gerdau Ameristeel Corp.	14,100	177,528
*	Gildan Activewear, Inc.	12,600	481,092
	Goldcorp, Inc.	91,620	2,977,799
#	Great West Lifeco, Inc.	33,700	1,201,802
#	Harry Winston Diamond Corp.	6,200	235,302
*	HudBay Minerals, Inc.	17,100	367,668
#	Husky Energy, Inc.	31,800	1,263,477
	IAMGOLD Corp.	36,600	315,142
#	IGM Financial, Inc.	12,900	657,933
#	Imperial Oil, Ltd.	41,727	2,038,883
#	Industrial Alliance Insurance & Financial Services, Inc.	11,000	471,374
#	ING Canada, Inc.	13,600	571,909
	Inmet Mining Corp.	5,400	500,497
*	Ivanhoe Mines, Ltd.	12,400	140,251
	Jean Coutu Group PJC, Inc. Class A	16,500	194,050
*	Kinross Gold Corp.	65,112	1,128,447
	Loblaw Companies, Ltd.	13,600	455,351
* #	Lundin Mining Corp.	47,600	465,075
	Magna International, Inc. Class A	13,080	1,103,092
#	Manitoba Telecom Services, Inc.	2,400	107,069
#	Manulife Financial Corp.	197,890	8,284,090
	MDS, Inc.	15,179	307,390
#	Methanex Corp.	11,600	344,537
	Metro, Inc. Class A	12,400	358,750
*	MGM Energy Corp.	316	648
#	National Bank of Canada	19,300	1,045,919
	Nexen, Inc.	60,202	1,708,016

4

	Niko Resources, Ltd.	4,200	391,754
#	Norbord, Inc.	2,400	17,881
* #	Nortel Networks Corp.	65,860	1,111,114
#	Nova Chemicals Corp.	6,300	203,815
*	Oilexco, Inc.	20,800	311,392
	Onex Corp.	11,800	428,833
*	OPTI Canada, Inc.	18,400	327,536
*	Pan Amer Silver Corp.	6,300	200,602
	Petro-Canada	61,000	2,946,447
	Potash Corp. of Saskatchewan, Inc.	39,900	4,780,259
#	Power Corp. of Canada, Ltd.	40,600	1,648,848
#	Power Financial Corp.	28,400	1,183,487
	Quebecor, Inc. Class B	4,500	174,429
*	Research In Motion, Ltd.	63,700	7,262,163
	Ritchie Brothers Auctioneers, Inc.	3,000	222,191
	Rogers Communications, Inc. Class B	59,800	2,494,981
*	RONA, Inc.	12,100	211,640
#	Rothmans, Inc.	1,200	30,002
#	Royal Bank of Canada	224,972	11,951,110
	Saputo, Inc.	8,400	490,921
	Shaw Communications, Inc. Class B	43,200	1,069,253
	ShawCor, Ltd.	6,000	204,070
	Sherritt International Corp.	22,600	316,190
	Shoppers Drug Mart Corp.	23,400	1,289,638
* #	Silver Wheaton Corp.	19,000	285,394
*	Sino-Forest Corp.	14,900	322,750
	SNC-Lavalin Group, Inc.	19,100	910,734
#	Sun Life Financial, Inc.	73,300	3,894,624
	Suncor Energy, Inc.	59,322	5,689,858
#	Talisman Energy, Inc.	136,000	2,422,281
#	Teck Cominco Class B	56,934	2,179,542
	Telus Corp.	7,317	342,599
#	The Thomson Corp.	31,000	1,204,410
	Tim Hortons, Inc.	14,900	572,487
#	Toronto Dominion Bank	93,315	6,947,649
#	Transalta Corp.	23,300	735,618
#	TransCanada Corp.	72,041	2,867,375
	Trican Well Service, Ltd.	12,100	205,589
	TSX Group, Inc.	8,000	430,662
*	Uranium One, Inc.	49,600	447,414
*	UTS Energy Corp.	41,100	219,485
	West Fraser Timber Co., Ltd.	3,000	89,854
*	Westernzagros Resources, Ltd.	17,200	38,358
	Yamana Gold, Inc.	49,244	632,817
TOTAL COMMON STOCKS			152,378,542

RIGHTS/WARRANTS — (0.0%)
*	Westernzagros Resources, Ltd. Rights 01/18/08	1,720	482

TOTAL — CANADA			152,379,024

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
	A P Moller - Maersk A.S.	325	3,859,144

5

*	Alm. Brand A.S.	2,100	124,692
#	Bang & Olufsen Holding A.S. Series B	1,150	113,397
	Carlsberg A.S. Series B	4,075	517,683
	Coloplast A.S.	3,540	329,792
	D/S Norden A.S.	3,600	389,561
#	Dampskibsselsk Torm A.S.	3,400	129,800
	Danisco A.S.	6,350	467,564
	Danske Bank A.S.	53,356	2,132,976
	De Sammenslut Vogmaend	27,800	646,446
	East Asiatic Co., Ltd. A.S.	2,525	173,040
	FLSmidth & Co. A.S.	6,800	685,679
*	Genmab A.S.	4,000	239,019
* #	GN Great Nordic A.S.	21,220	163,824
	H. Lundbeck A.S.	17,802	510,220
*	Jyske Bank A.S.	7,260	574,625
	NKT Holding A.S.	3,875	370,482
	Novo-Nordisk A.S. Series B	24,250	3,080,405
	Novo-Nordisk A.S. Sponsored ADR	8,600	1,095,984
	Novozymes A.S. Series B	5,580	607,128
#	Rockwool International A.S.	1,000	254,249
	Sydbank A.S.	5,940	249,003
* #	Topdanmark A.S.	2,400	357,563
*	Trygvesta A.S.	3,500	272,759
*	Vestas Wind Systems A.S.	25,466	2,405,036
* #	William Demant Holding A.S.	3,260	292,864

TOTAL — DENMARK			20,042,935

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Cargotec Oyj Series B	3,100	163,425
	Elisa Oyj	17,663	551,426
	Fortum Oyj	113,088	4,863,199
	Kesko Oyj	9,200	539,195
	Kone Oyj Series B	10,280	773,689
	Metso Corp. Sponsored ADR	2,600	141,550
	Metso Oyj	13,371	725,787
	Neste Oil Oyj	28,272	995,197
	Nokia Oyj	422,721	16,664,313
	Nokia Oyj Sponsored ADR	113,700	4,471,821
	Nokian Renkaat Oyj	10,940	415,632
	OKO Bank P.L.C. Class A	8,700	171,843
	Oriola-KD Oyj Class A	4,200	18,200
	Oriola-KD Oyj Class B	6,900	29,780
	Orion Oyj Series A	4,200	99,886
	Orion Oyj Series B	13,500	319,377
	Outokumpu Oyj Series A	19,700	632,935
	Rautaruukki Oyj Series K	12,083	567,409
	Sampo Oyj	62,316	1,826,908
	SanomaWSOY Oyj	15,794	450,501
	Stockmann Oyj Abp Series A	1,020	46,930
	Stora Enso Oyj Series R	67,900	1,122,327
	Stora Enso Oyj Sponsored ADR	12,000	198,240
	TietoEnator Oyj	7,060	151,388
	UPM-Kymmene Oyj	45,800	967,049

6

	UPM-Kymmene Oyj Sponsored ADR	13,000	275,210
	Wartsila Corp. Oyj Series B	6,750	516,210
	YIT Oyj	11,100	259,956

TOTAL — FINLAND			37,959,383

FRANCE — (8.3%)
COMMON STOCKS — (8.3%)
	Accor SA	25,501	2,154,255
	Air France-KLM	24,260	866,577
	Air Liquide SA (B1YW1V6)	25,288	3,668,064
	Air Liquide SA (B1YXBJ7)	30,646	4,443,894
	Alcatel-Lucent SA	160,804	1,302,355
	Alcatel-Lucent SA Sponsored ADR	28,100	227,610
	Alstom SA	12,632	2,825,965
*	Atos Origin SA	7,666	434,413
#	AXA SA	169,056	6,889,394
	AXA SA Sponsored ADR	49,200	2,009,820
	bioMerieux	1,600	174,581
	BNP Paribas SA	115,370	13,004,270
#	Bourbon SA	5,588	372,431
	Bouygues SA	27,845	2,492,514
*	Business Objects SA	6,803	414,476
*	Business Objects SA Sponsored ADR	7,000	425,460
	Capgemini SA	16,015	930,831
	Carrefour SA	78,700	6,080,515
	Casino Guichard Perrachon SA	10,202	1,120,392
#	Christian Dior SA	17,202	2,250,269
	Cie Generale D’Optique Essilor Intenational SA	23,732	1,487,888
	Ciments Francais SA	1,006	168,107
#	Clarins SA	1,524	133,692
	CNP Assurances	5,627	699,848
	Compagnie de Saint-Gobain	45,556	4,462,083
*	Compagnie Generale de Geophysique-Veritas SA	4,305	1,291,164
	Compagnie Generale des Establissements Michelin Series B	17,134	2,027,476
	Credit Agricole SA	80,959	2,846,440
	Dassault Systemes SA	9,666	565,960
	Eiffage SA	6,330	703,027
* #	Eramet SA	1,571	722,169
	Esso Ste Anonyme Francaise	286	79,470
	Euler Hermes SA	3,632	456,717
#	European Aeronautic Defence & Space Co.	39,573	1,264,098
	Eutelsat Communications	7,300	194,373
	Fimalac SA	3,197	225,996
	France Telecom SA	231,887	8,787,804
	France Telecom SA Sponsored ADR	22,300	846,285
	Groupe Danone	52,806	4,647,982
	Groupe Danone Sponsored ADR	13,800	244,129
	Hermes International SA	12,027	1,553,804
#	Iliad SA	4,500	467,556
	Imerys SA	5,342	451,831
*	Ipsen SA	3,800	215,691
	JC Decaux SA	18,441	713,222
	Lafarge SA	17,353	2,749,948
	Lafarge SA Prime Fidelity	8,912	1,416,559

7

	Lafarge SA Sponsered ADR	1,800	71,912
	Lagardere SCA	18,298	1,467,061
*	Legrand SA	16,373	572,643
	L’Oreal SA	64,016	8,898,448
#	LVMH (Louis Vuitton Moet Hennessy)	43,990	5,324,790
	M6 Metropole Television	10,023	271,842
	Natixis	34,900	697,940
	Neopost SA	3,543	378,207
	Nexans SA	2,987	398,672
	PagesJaunes SA	14,300	314,217
	Pernod-Ricard SA	11,041	2,441,231
	Peugeot SA	18,302	1,418,778
	PPR SA	9,979	1,677,969
	Publicis Groupe	14,334	520,578
	Publicis Groupe ADR	1,700	62,009
	Remy Cointreau SA	2,266	164,894
	Renault SA	25,558	3,707,226
*	Rhodia SA	10,410	365,043
	Safran SA	16,219	315,200
	Sanofi - Aventis	111,839	10,665,800
	Sanofi - Aventis ADR	44,800	2,126,208
	Schneider Electric SA	27,231	3,779,814
*	SCOR SE (4797364)	8	24
	SCOR SE (B1LB9P6)	19,458	504,683
	SEB SA	990	177,467
	Societe BIC SA	3,600	268,737
	Societe Generale Paris	50,145	7,724,073
	Societe Television Francaise 1	17,323	477,597
	Sodexho Alliance SA	11,496	724,148
	STMicroelectronics NV	24,397	372,341
	Suez SA	98,301	6,540,942
	Technip SA	8,071	658,039
	Technip SA ADR	3,600	294,491
	Thales SA	16,134	963,226
*	Thomson	20,078	311,613
#	Thomson Sponsored ADR	9,100	140,140
	Total SA	235,328	19,030,731
	Total SA Sponsored ADR	48,600	3,932,712
	Valeo SA	8,146	409,411
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	5,332	1,504,344
#	Veolia Environnement SA	39,354	3,640,107
	Veolia Environnement SA ADR	6,500	603,200
	Vinci SA	56,214	4,464,666
	Vivendi SA	154,815	7,099,342
	Wendel	5,698	892,142
	Zodiac SA	4,549	298,413

TOTAL — FRANCE			198,184,476

GERMANY — (7.8%)
COMMON STOCKS — (7.8%)
	Adidas-Salomon AG	25,189	1,667,809
	Allianz SE	46,204	9,547,352
	Allianz SE Sponsored ADR	161,786	3,329,556

8

	Altana AG	14,018	349,619
	AMB Generali Holding AG	5,721	865,464
* #	Arcandor AG	10,229	310,512
	BASF AG	65,207	9,064,669
	BASF AG Sponsored ADR	4,100	571,426
	Bayer AG	67,562	5,584,707
	Bayer AG Sponsored ADR	34,500	2,857,149
	Bayerische Motoren Werke AG	59,234	3,609,874
	Beiersdorf AG	34,704	2,792,742
	Bilfinger Berger AG	2,814	228,971
	Celesio AG	19,324	1,114,748
	Commerzbank AG	79,914	3,149,813
	Continental AG	16,761	2,185,810
	Daimler AG	117,627	11,973,372
	Daimler AG Sponsored ADR	23,000	2,338,410
#	Deutsche Bank AG	50,797	6,687,318
	Deutsche Bank AG ADR	73,002	9,618,013
	Deutsche Boerse AG	25,171	4,688,022
	Deutsche Lufthansa AG	43,579	1,178,023
	Deutsche Post AG	142,508	4,839,679
	Deutsche Postbank AG	10,200	891,656
	Deutsche Telekom AG	359,397	7,957,060
	Deutsche Telekom AG Sponsored ADR	29,400	648,270
	E.ON AG	73,313	14,925,995
	E.ON AG Sponsored ADR	53,950	3,669,436
	Fraport AG	9,524	733,712
	Fresenius Medical Care AG & Co.	19,896	1,112,798
	Fresenius Medical Care AG & Co. ADR	3,500	195,510
*	GEA Group AG	18,852	682,671
#	Hannover Rueckversicherung AG	12,626	599,603
	Heidelberger Druckmaschinen AG	6,690	211,837
	Heidelberger Zement AG	1,423	235,229
	Henkel KGAA	12,750	658,228
	Hochtief AG	7,146	942,766
	Hypo Real Estate Holding AG	15,923	846,021
*	Infineon Technologies AG	76,910	919,976
*	Infineon Technologies AG ADR	21,400	253,376
	IVG Immobilien AG	9,036	358,577
	K&S AG	4,983	1,003,818
	Lanxess AG	8,679	404,866
	Linde AG	13,929	1,823,214
	MAN AG	17,073	2,771,262
	Merck KGAA	4,005	520,252
	Metro AG	36,404	3,327,593
	MTU Aero Engines Holding AG	4,000	213,605
	Munchener Rueckversicherungs-Gesellschaft AG	28,924	5,276,416
*	Q-Cells AG	5,069	716,613
	Rheinmetall AG	3,270	271,932
	Rhoen-Klinikum AG	10,954	345,207
	RWE AG Series A	61,853	8,435,406
	Salzgitter AG	5,699	920,505
	SAP AG	103,984	5,329,022
	SAP AG Sponsored ADR	17,400	891,228
	Siemens AG	83,409	12,678,637
	Siemens AG Sponsored ADR	37,000	5,615,490

9

	Stada Arzneimittel AG	5,639	348,998
#	Suedzucker AG	20,328	446,749
	ThyssenKrupp AG	47,010	2,782,563
* #	TUI AG	28,417	794,767
	United Internet AG	14,268	333,536
	Volkswagen AG	24,379	5,847,879
*	Wacker Chemie AG	3,853	1,070,643

TOTAL — GERMANY			186,565,980

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	38,356	214,286
	Alpha Bank A.E.	48,126	1,630,102
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	1,075,005
	Cosmote Mobile Telecommunications S.A.	21,450	823,230
	EFG Eurobank Ergasias S.A.	38,694	1,358,834
*	Emporiki Bank of Greece S.A.	7,020	214,661
	Hellenic Petroleum S.A.	15,660	242,195
	Hellenic Telecommunication Organization Co. S.A.	33,920	1,220,513
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	341,220
	National Bank of Greece S.A.	35,025	2,352,094
	National Bank of Greece S.A. ADR	75,300	1,012,785
	Piraeus Bank S.A.	33,272	1,283,991
	Public Power Corp.	15,920	781,916
	Titan Cement Co. S.A.	9,080	404,217

TOTAL — GREECE			12,955,049

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
#	ASM Pacific Technology, Ltd.	17,000	120,872
	Bank of East Asia, Ltd.	163,541	995,617
	C C Land Holdings, Ltd.	157,000	266,485
	Cathay Pacific Airways, Ltd.	221,000	583,680
	Cheung Kong Holdings, Ltd.	203,600	3,852,498
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	501,350
	CITIC International Financial Holdings, Ltd.	84,000	54,388
	CLP Holdings, Ltd.	199,900	1,363,135
	Dah Sing Banking Group, Ltd.	70,720	152,568
	Dah Sing Financial Holdings, Ltd.	12,059	108,026
	Esprit Holdings, Ltd.	147,041	2,207,660
	First Pacific Co., Ltd.	202,000	152,106
* #	Foxconn International Holdings, Ltd.	452,000	1,126,401
* #	Galaxy Entertainment Group, Ltd.	144,000	139,814
	Giordano International, Ltd.	98,000	46,599
	Great Eagle Holdings, Ltd.	26,232	102,101
	Hang Lung Group, Ltd.	136,000	779,475
	Hang Lung Properties, Ltd.	340,000	1,569,275
	Hang Seng Bank, Ltd.	131,100	2,521,083
#	Henderson Investment, Ltd.	137,000	291,675
#	Henderson Land Development Co., Ltd.	117,000	1,040,046
#	Hong Kong and China Gas Co., Ltd.	552,700	1,629,760
	Hong Kong and Shanghai Hotels, Ltd.	68,426	117,381

10

	Hong Kong Electric Holdings, Ltd.	196,207	1,029,674
	Hopewell Highway Infrastructure, Ltd.	236,000	202,676
	Hopewell Holdings, Ltd.	59,000	269,016
	Hutchison Telecommunications International, Ltd.	184,000	259,279
	Hutchison Whampoa, Ltd.	314,500	3,755,201
	Hysan Development Co., Ltd.	55,348	158,943
	Industrial & Commercial Bank of China (Asia), Ltd.	24,937	58,756
#	Johnson Electric Holdings, Ltd.	168,000	77,033
#	Kerry Properties, Ltd.	101,393	924,513
	Kingboard Chemical Holdings, Ltd.	80,000	435,765
	Kowloon Development Co., Ltd.	85,500	213,952
	Lee & Man Paper Manufacturing, Ltd.	78,000	341,033
	Li & Fung, Ltd.	270,000	1,078,761
	Lifestyle International Holdings, Ltd.	132,000	339,792
#	Melco International Development, Ltd.	56,000	90,714
*	Mongolia Energy Corporation, Ltd.	110,000	181,853
	MTR Corp., Ltd.	234,513	793,225
#	New World China Land, Ltd.	165,200	172,132
	New World Development Co., Ltd.	298,160	1,142,278
	NWS Holdings, Ltd.	95,913	335,907
	Pacific Basin Shipping, Ltd.	124,000	255,340
	PCCW, Ltd.	371,265	223,049
	Shangri-La Asia, Ltd.	148,913	424,788
	Shun Tak Holdings, Ltd.	80,000	122,463
	Sino Land Co., Ltd.	188,317	673,883
	Sun Hung Kai & Co., Ltd.	112,000	153,143
	Sun Hung Kai Properties, Ltd.	207,706	4,323,010
#	Techtronic Industries Co., Ltd.	86,500	73,233
	Television Broadcasts, Ltd.	25,000	153,738
	Texwinca Holdings, Ltd.	34,000	25,377
	Tingyi (Cayman Islands) Holding Corp.	184,000	262,570
	Transport International Holdings, Ltd.	17,600	80,199
#	Vtech Holdings, Ltd.	15,000	133,516
	Wharf Holdings, Ltd.	136,542	814,553
	Wheelock and Co., Ltd.	164,000	516,597
	Wheelock Properties, Ltd.	110,000	127,705
	Wing Hang Bank, Ltd.	16,500	206,959
	Wing Lung Bank, Ltd.	8,000	84,839
	Yue Yuen Industrial (Holdings), Ltd.	78,500	250,573
TOTAL COMMON STOCKS			40,488,033

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commerical Bank of China (Asia), Ltd. Warrants 11/6/08	2,736	474

TOTAL — HONG KONG			40,488,507

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,857,598
	Allied Irish Banks P.L.C. Sponsored ADR	15,800	716,688
	Anglo Irish Bank Corp. P.L.C.	90,779	1,577,375
	Bank of Ireland P.L.C.	93,852	1,493,348
	Bank of Ireland P.L.C. Sponsored ADR	4,200	266,700

11

	CRH P.L.C.	51,531	1,944,833
#	CRH P.L.C. Sponsored ADR	18,450	700,546
*	Elan Corp. P.L.C.	42,248	975,113
*	Elan Corp. P.L.C. Sponsored ADR	17,000	391,510
	Irish Life & Permanent P.L.C.	30,976	613,785
	Kerry Group P.L.C.	22,953	669,871
	Kingspan Group P.L.C.	17,738	374,084
*	Ryanair Holdings P.L.C.	33,520	242,964

TOTAL — IRELAND			11,824,415

ITALY — (3.0%)
COMMON STOCKS — (3.0%)
	ACEA SpA	11,304	221,241
	AEM SpA	102,681	431,430
	Alleanza Assicurazioni SpA	52,431	691,778
#	ASM SpA	74,248	527,973
	Assicurazioni Generali SpA, Trieste	136,372	6,265,567
#	Atlantia SpA	40,846	1,553,374
	Autogrill SpA, Novara	14,752	258,495
#	Banca CR Firenze 0.6	70,659	683,184
#	Banca Monte Dei Paschi di Siena SpA	176,149	981,353
	Banca Popolare di Milano Scarl SpA	41,017	593,692
*	Banco Popolare Scarl SpA	68,118	1,531,581
	Benetton Group SpA	5,718	105,447
	Bulgari SpA	16,639	246,136
	Buzzi Unicem SpA	11,057	306,439
	C.I.R. SpA - Compagnie Industriali Riunite	34,312	124,301
	Credito Emiliano SpA	25,277	334,268
	Davide Campari - Milano SpA	26,746	265,413
	Enel SpA	461,796	5,529,065
	Enel SpA Sponsored ADR	16,100	961,814
	Eni SpA	285,395	10,215,298
	Eni SpA Sponsored ADR	24,900	1,781,844
#	ERG SpA	7,427	151,153
	Fiat SpA	84,220	2,313,553
	Fiat SpA Sponsored ADR	7,000	192,860
	Fondiaria - Sai SpA	7,144	312,436
	Geox SpA	11,000	245,746
	Hera SpA	76,919	327,960
*	Impregilo SpA	31,278	206,195
	Intesa Sanpaolo SpA	927,435	7,382,829
	Intesa Sanpaolo Sponsored ADR	13,601	652,829
	Italcementi SpA	8,940	185,416
	Italmobiliare SpA	449	43,267
	Lottomatica SpA	6,664	227,590
	Luxottica Group SpA	40,566	1,351,874
	Mediaset SpA	83,030	810,283
	Mediobanca SpA	52,269	1,176,409
#	Mediolanum SpA	44,701	322,891
	Milano Assicurazioni SpA	14,260	104,801
	Pirelli & C.Real Estate SpA	1,079	44,690
	Saipem SpA	30,650	1,232,784
*	Saras SpA Raffinerie Sarde	38,600	223,387
	Seat Pagine Gialle SpA	429,123	203,121

12

	Snam Rete Gas SpA	142,784	907,998
#	Societe Cattolica di Assicurazoni Scrl SpA	4,390	239,904
* #	Telecom Italia Media SpA	107,998	39,406
	Telecom Italia SpA	873,104	2,775,522
#	Telecom Italia SpA Sponsored ADR	61,580	1,953,318
	Terna SpA	127,000	497,660
	UniCredito Italiano SpA	1,406,625	11,953,655
	Unione di Banche Italiane SpA	67,346	1,918,785
	Unipol Gruppo Finanziario SpA	114,185	442,952
TOTAL COMMON STOCKS			72,050,967

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	67,070

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	1,229

TOTAL — ITALY			72,119,266

JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
#	Aderans Holdings Co., Ltd.	3,200	50,864
#	Advantest Corp.	14,740	417,225
	Advantest Corp. ADR	10,000	283,000
	AEON Co., Ltd.	85,800	1,315,556
	Aeon Mall Co., Ltd.	14,880	399,757
#	Aichi Steel Corp.	10,000	55,903
	Aioi Insurance Co., Ltd.	74,000	411,361
	Air Water, Inc.	9,000	96,512
	Aisin Seiki Co., Ltd.	25,600	1,036,026
	Ajinomoto Co., Inc.	92,000	1,013,998
	Alfresa Holdings Corp.	2,400	139,341
	All Nippon Airways Co., Ltd.	190,000	739,926
	Alpine Electronics, Inc.	2,500	42,443
	Alps Electric Co., Ltd.	17,000	213,648
	Amada Co., Ltd.	41,000	378,746
	Amano Corp.	5,000	58,666
#	AOC Holdings, Inc.	3,600	58,415
	Aoyama Trading Co., Ltd.	5,500	140,107
	Asahi Breweries, Ltd.	63,100	1,095,197
	Asahi Glass Co., Ltd.	145,000	2,028,827
	Asahi Kasei Corp.	168,000	1,214,292
	Asatsu-Dk, Inc.	4,900	143,491
	Asics Corp.	16,000	231,842
	Astellas Pharma, Inc.	69,755	3,112,160
	Autobacs Seven Co., Ltd.	2,500	53,729
	Bank of Yokohama, Ltd.	155,000	1,212,934
	Benesse Corp.	7,700	319,923
#	Bosch Corp.	30,000	153,331
	Bridgestone Corp.	92,400	1,773,060
	Brother Industries, Ltd.	31,000	434,838
	Calsonic Kansei Corp.	15,000	84,998
	Canon Marketing Japan, Inc.	7,000	142,810

13

	Canon, Inc.	127,500	6,725,280
	Canon, Inc. Sponsored ADR	25,550	1,344,441
#	Casio Computer Co., Ltd.	29,000	370,280
	Central Glass Co., Ltd.	14,000	51,797
	Central Japan Railway Co.	254	2,686,750
	Chiyoda Corp.	17,000	222,709
	Chubu Electric Power Co., Ltd.	97,200	2,697,149
	Chudenko Corp.	2,700	51,410
	Chugai Pharmaceutical Co., Ltd.	54,600	954,961
	Chuo Mitsui Trust Holdings, Inc.	115,000	980,395
	Circle K Sunkus Co., Ltd.	5,100	74,789
#	Citizen Holdings Co., Ltd.	47,000	503,889
	CMK Corp.	3,000	22,234
	Coca-Cola West Japan Co., Ltd.	4,600	104,592
	Comsys Holdings Corp.	11,000	90,435
	Cosmo Oil Co., Ltd.	74,000	305,791
	Credit Saison Co., Ltd.	20,700	588,493
	CSK Holdings Corp.	7,900	260,817
#	Culture Convenience Club Co., Ltd.	12,000	78,783
	Dai Nippon Printing Co., Ltd.	84,000	1,223,530
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	157,572
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	186,835
	Daibiru Corp.	9,000	119,375
	Daicel Chemical Industries, Ltd.	28,000	166,011
#	Daido Steel Co., Ltd.	37,000	273,915
	Daifuku Co., Ltd.	6,000	84,627
	Daihatsu Motor Co., Ltd.	36,000	363,206
#	Daiichi Chuo Kisen Kaisha	24,000	166,633
	Daiichi Sankyo Co, Ltd.	53,546	1,680,334
	Daikin Industries, Ltd.	39,000	2,021,427
#	Daikyo, Inc.	13,000	37,421
	Dainippon Ink & Chemicals, Inc.	94,000	473,170
#	Daio Paper Corp.	8,000	69,913
	Daito Trust Construction Co., Ltd.	9,800	471,432
	Daiwa House Industry Co., Ltd.	65,000	863,156
	Daiwa Securities Co., Ltd.	179,000	1,813,582
	DCM Japan Holdings Co., Ltd.	14,000	104,185
	Denki Kagaku Kogyo Kabushiki Kaisha	74,000	384,734
	Denso Corp.	78,000	3,205,839
	Dentsu, Inc.	242	621,552
	Disco Corp.	1,700	100,666
	Don Quijote Co., Ltd.	4,200	89,744
	Dowa Holdings Co., Ltd.	32,000	225,259
	East Japan Railway Co.	487	4,031,128
#	Ebara Corp.	54,000	195,872
	Edion Corp.	11,800	147,354
	Eisai Co., Ltd.	36,600	1,619,072
	Electric Power Development Co., Ltd.	19,000	689,056
*	Elpida Memory, Inc.	13,000	440,188
#	Epson Toyocom Corp.	10,000	48,199
	Exedy Corp.	3,000	103,680
#	Ezaki Glico Co., Ltd.	10,000	104,728
	FamilyMart Co., Ltd.	6,000	178,353
#	Fancl Corp.	5,100	62,422
	Fanuc, Ltd.	27,100	2,838,646

14

	Fast Retailing Co., Ltd.	10,200	671,781
	Fuji Electric Holdings Co., Ltd.	64,000	237,440
	Fuji Heavy Industries, Ltd.	68,000	339,391
#	Fuji Soft, Inc.	2,600	44,028
	FUJIFILM Holdings Corp.	71,200	3,144,664
	Fujikura, Ltd.	39,000	194,106
	Fujitsu, Ltd.	280,440	1,983,560
	Fukuoka Financial Group, Inc.	83,000	540,476
#	Fukuyama Transporting Co., Ltd.	11,000	46,495
	Funai Electric Co., Ltd.	2,500	105,697
	Furukawa Electric Co., Ltd.	70,000	302,738
	Futaba Industrial Co., Ltd.	4,400	119,912
	Glory, Ltd.	6,200	168,643
* #	GMO Internet, Inc.	2,000	5,532
	Goldcrest Co., Ltd.	1,600	59,898
#	Gulliver International Co., Ltd.	340	25,489
	Gunze, Ltd.	19,000	79,725
#	H20 Retailing Corp.	13,000	108,607
	Hakuhodo Dy Holdings, Inc.	3,000	174,619
	Hamamatsu Photonics K.K.	9,400	331,105
	Hankyu Hanshin Holdings, Inc.	186,000	864,186
*	Haseko Corp.	126,500	252,518
	Heiwa Corp.	6,700	57,079
	Hikari Tsushin, Inc.	3,800	117,178
	Hino Motors, Ltd.	53,000	325,276
	Hirose Electric Co., Ltd.	3,700	417,789
	Hisamitsu Pharmaceutical Co., Inc.	5,000	151,650
	Hitachi Cable, Ltd.	18,000	116,295
	Hitachi Chemical Co., Ltd.	17,700	418,280
	Hitachi Construction Machinery Co., Ltd.	17,500	632,136
	Hitachi High-Technologies Corp.	12,700	284,474
	Hitachi Koki Co., Ltd.	11,000	181,214
#	Hitachi Kokusai Electric, Inc.	12,000	156,483
	Hitachi Maxell, Ltd.	3,700	46,827
#	Hitachi Metals, Ltd.	25,000	346,801
	Hitachi Software Engineering Co., Ltd.	6,300	132,941
	Hitachi Transport System, Ltd.	11,000	126,683
* #	Hitachi Zosen Corp.	79,500	120,061
	Hitachi, Ltd.	359,000	2,533,133
	Hitachi, Ltd. Sponsored ADR	13,200	923,472
	Hokkaido Electric Power Co., Inc.	21,100	466,629
	Hokuhoku Financial Group, Inc.	171,000	555,698
#	Hokuriku Electric Power Co., Inc.	20,200	470,771
	Honda Motor Co., Ltd.	167,600	5,820,835
	Honda Motor Co., Ltd. Sponsored ADR	54,700	1,882,227
#	Horiba, Ltd.	4,000	162,684
#	House Foods Corp.	14,800	262,591
	Hoya Corp.	61,200	2,148,005
	Ibiden Co., Ltd.	18,500	1,460,191
	IHI Corp.	152,000	350,035
	Iino Kaiun Kaisha, Ltd.	7,000	82,030
	INPEX Holdings, Inc.	120	1,235,812
	Isetan Co., Ltd.	22,900	332,735
	Isuzu Motors, Ltd.	170,000	798,059
	ITO EN, Ltd. (6455789)	5,600	132,601

15

#	ITO EN, Ltd. (B23PWVC0)	1,679	27,199
	Itochu Corp.	220,000	2,342,182
	Itochu Techno-Solutions Corp.	4,200	149,915
#	Izumi Co., Ltd.	5,000	81,982
*	J Front Retailing Co., Ltd.	51,800	470,379
*	Japan Airlines System Corp.	252,000	603,447
#	Japan Airport Terminal Co., Ltd.	7,000	136,629
	Japan Aviation Electronics Industry, Ltd.	6,000	90,980
	Japan Petroleum Exploration Co., Ltd.	6,000	473,039
	Japan Tobacco, Inc.	649	3,685,355
	JFE Holdings, Inc.	83,500	4,604,475
	JFE Shoji Holdings, Inc.	15,000	99,864
	JGC Corp.	33,000	614,585
	Joint Corp.	5,200	128,309
	JS Group Corp.	33,740	541,912
	JSR Corp., Tokyo	22,000	533,063
	JTEKT Corp.	31,460	543,559
	Juroku Bank, Ltd.	40,000	246,967
#	Kagome Co., Ltd.	4,900	75,578
	Kajima Corp.	106,000	347,971
	Kamigumi Co., Ltd.	30,000	233,963
#	Kandenko Co., Ltd.	8,000	50,340
	Kaneka Corp.	37,000	306,709
	Kansai Electric Power Co., Inc.	112,200	2,878,451
	Kansai Paint Co., Ltd.	20,000	148,683
	Kao Corp.	76,000	2,303,046
#	Katokichi Co., Ltd.	9,300	59,185
	Kawasaki Heavy Industries, Ltd.	214,000	708,044
	Kawasaki Kisen Kaisha, Ltd.	79,000	949,032
	Kayaba Industry Co., Ltd.	16,000	95,937
	KDDI Corp.	372	2,655,387
	Keihin Corp.	4,100	76,636
#	Keihin Electric Express Railway Co., Ltd.	52,000	339,111
	Keio Corp.	68,000	427,660
	Keisei Electric Railway Co., Ltd.	39,000	228,395
	Keyence Corp.	4,820	1,120,442
	Kikkoman Corp.	18,000	246,964
	Kinden Corp.	14,000	114,242
#	Kintetsu Corp.	249,280	829,550
	Kirin Holdings Co., Ltd.	101,000	1,597,359
	Kobayashi Pharmaceutical Co., Ltd.	2,700	96,553
	Kobe Steel, Ltd.	355,000	1,170,194
#	Koei Co., Ltd.	3,640	72,059
	Koito Manufacturing Co., Ltd.	14,000	189,176
	Kokuyo Co., Ltd.	8,000	71,655
	Komatsu, Ltd.	128,700	3,939,923
	Komeri Co., Ltd.	4,000	114,851
	Komori Corp.	6,000	143,425
	Konami Co., Ltd.	8,600	255,518
	Konica Minolta Holdings, Inc.	54,500	1,040,363
	Kose Corp.	3,690	94,781
	Kubota Corp.	112,000	834,357
	Kubota Corp. Sponsored ADR	6,445	238,336
	Kuraray Co., Ltd.	44,000	543,612
	Kurita Water Industries, Ltd.	13,400	399,178

16

	K’s Holdings Corp.	5,280	150,530
	Kyocera Corp.	20,700	1,867,514
	Kyocera Corp. Sponsored ADR	3,000	269,250
#	Kyowa Hakko Kogyo Co., Ltd.	38,000	430,018
	Kyushu Electric Power Co., Inc.	49,500	1,345,847
	Lawson, Inc.	8,100	295,957
	Leopalace21 Corp.	15,000	442,048
	Lintec Corp.	4,000	63,912
	Lion Corp.	19,000	90,662
	Mabuchi Motor Co., Ltd.	3,400	221,156
#	Maeda Corp.	13,000	43,356
	Makino Milling Machine Co., Ltd.	11,000	82,758
	Makita Corp.	13,000	584,660
	Makita Corp. Sponsored ADR	1,630	72,674
	Marubeni Corp.	258,000	1,984,084
	Marui Group Co., Ltd.	35,200	360,728
#	Maruichi Steel Tube, Ltd.	6,000	182,772
#	Matsui Securities Co., Ltd.	9,700	80,398
	Matsushita Electric Industrial Co., Ltd.	235,188	4,782,636
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	29,300	595,962
	Matsushita Electric Works, Ltd.	79,000	828,258
	Mazda Motor Corp.	111,000	600,410
	Mediceo Paltac Holdings Co., Ltd.	23,600	325,661
	Meiji Dairies Corp.	21,000	105,916
#	Meiji Seika Kaisha, Ltd.	28,000	123,451
	Millea Holdings, Inc.	114,200	4,013,399
	Millea Holdings, Inc. ADR	9,582	336,028
	Minebea Co., Ltd.	31,000	193,504
	Miraca Holdings, Inc.	4,500	109,620
* #	Misawa Homes Co., Inc.	3,000	16,522
	MISUMI Group, Inc.	10,000	174,739
	Mitsubishi Chemical Holdings Corp.	180,490	1,444,711
	Mitsubishi Corp.	192,300	5,583,851
	Mitsubishi Electric Corp.	277,000	3,202,334
	Mitsubishi Estate Co., Ltd.	170,000	4,597,232
	Mitsubishi Gas Chemical Co., Inc.	46,000	477,251
	Mitsubishi Heavy Industries, Ltd.	466,000	2,269,062
	Mitsubishi Logistics Corp.	20,000	242,835
	Mitsubishi Materials Corp.	160,000	814,505
* #	Mitsubishi Motors Corp.	422,000	803,602
	Mitsubishi Rayon Co., Ltd.	66,000	356,256
	Mitsubishi Tanabe Pharma Corp.	122,000	1,180,236
	Mitsubishi UFJ Financial Group, Inc.	990,882	9,785,344
	Mitsubishi UFJ Financial Group, Inc. ADR	300,000	2,937,000
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	70,821
*	Mitsubishi UFJ NICOS Co., Ltd.	67,000	161,738
	Mitsui & Co., Ltd.	237,000	5,470,745
	Mitsui & Co., Ltd. Sponsored ADR	1,933	889,180
	Mitsui Chemicals, Inc.	76,000	557,360
	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	546,517
	Mitsui Fudosan Co., Ltd.	121,000	3,123,955
	Mitsui Mining and Smelting Co., Ltd.	60,000	257,888
	Mitsui O.S.K. Lines, Ltd.	157,000	2,366,389
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	1,783,430
#	Mitsukoshi, Ltd.	52,000	253,319

17

	Mitsumi Electric Co., Ltd.	11,200	443,499
	Mizuho Financial Group, Inc.	1,468	7,927,801
	Mizuho Investors Securities Co., Ltd.	86,000	144,696
#	Mizuho Trust & Banking Co., Ltd.	667,000	1,229,045
	Mochida Pharmaceutical Co., Ltd.	8,000	80,704
#	Modec, Inc.	1,900	63,430
	Mori Seiki Co., Ltd.	9,300	195,329
	Murata Manufacturing Co., Ltd.	31,300	1,839,046
	Musashino Bank, Ltd.	2,400	117,113
	Nabtesco Corp.	13,000	203,805
	Nachi-Fujikoshi Corp.	29,000	122,911
	Nagase & Co., Ltd.	10,000	113,227
	Nagoya Railroad Co., Ltd.	103,000	301,691
	Namco Bandai Holdings, Inc.	25,900	429,704
	NEC Corp.	426,000	2,004,294
	NEC Corp. Sponsored ADR	26,546	124,203
	NEC Fielding, Ltd.	2,700	32,418
	Net One Systems Co., Ltd.	46	52,537
	NGK Insulators, Ltd.	33,000	1,023,123
#	NGK Spark Plug Co., Ltd.	20,000	355,654
	NHK Spring Co., Ltd.	23,000	232,697
	Nichicon Corp.	5,600	59,662
	Nichirei Corp.	48,000	200,173
	Nidec Corp.	11,000	829,514
	Nidec Corp. ADR	7,600	143,488
#	Nidec Sankyo Corp.	11,000	93,659
	Nifco, Inc.	4,000	98,186
	Nihon Parkerizing Co., Ltd.	5,000	71,560
#	Nihon Unisys, Ltd.	4,900	68,597
	Nikon Corp.	49,000	1,535,702
	Nintendo Co., Ltd.	15,300	9,394,844
	Nippon Electric Glass Co., Ltd.	42,500	714,543
	Nippon Express Co., Ltd.	95,000	488,763
	Nippon Kayaku Co., Ltd.	31,000	253,025
	Nippon Light Metal Co., Ltd.	44,000	78,308
	Nippon Meat Packers, Inc.	17,000	166,815
	Nippon Mining Holdings, Inc.	129,000	956,846
	Nippon Mitsubishi Oil Corp.	190,000	1,577,244
#	Nippon Paint Co., Ltd.	23,000	123,568
	Nippon Paper Group, Inc.	90	263,925
#	Nippon Seiki Co., Ltd.	7,000	151,387
	Nippon Sheet Glass Co., Ltd.	97,000	535,708
	Nippon Shokubai Co., Ltd.	12,000	116,063
	Nippon Steel Corp.	834,000	5,056,991
	Nippon Suisan Kaisha, Ltd.	30,000	161,997
	Nippon Telegraph & Telephone Corp.	2,177	9,878,218
#	Nippon Yakin Kogyo Co., Ltd.	7,500	63,458
	Nippon Yusen KK	155,000	1,352,355
#	Nipponkoa Insurance Co., Ltd.	88,000	843,258
#	Nipro Corp.	5,000	96,704
*	NIS Group Co., Ltd.	10,125	30,483
#	Nishimatsuya Chain Co., Ltd.	4,200	59,160
	Nishi-Nippon Bank, Ltd.	80,000	224,794
	Nishi-Nippon Railroad Co., Ltd.	26,000	93,336
	Nissan Chemical Industries, Ltd.	15,000	205,665

18

	Nissan Motor Co., Ltd.	437,600	5,017,442
	Nissan Shatai Co., Ltd.	7,000	55,213
	Nissay Dowa General Insurance Co., Ltd.	29,000	148,905
#	Nissha Printing Co., Ltd.	6,000	218,675
	Nisshin Seifun Group, Inc.	30,500	301,090
	Nisshin Steel Co., Ltd.	93,000	350,040
	Nisshinbo Industries, Inc.	22,000	293,148
#	Nissin Food Products Co., Ltd.	12,600	450,179
	Nissin Kogyo Co., Ltd.	4,600	107,479
	Nitto Denko Corp.	23,800	1,236,039
	NOK Corp.	15,000	304,029
	Nomura Holdings, Inc. ADR	37,500	670,875
	Nomura Research Institute, Ltd.	19,500	693,963
	Nomura Securities Co., Ltd.	213,000	3,844,952
	NS Solutions Corp.	3,900	113,193
	NSK, Ltd.	54,000	523,280
	NTN Corp.	54,000	474,479
	NTT Data Corp.	303	1,382,596
	NTT DoCoMo, Inc.	6,017	9,629,735
	Obayashi Corp.	82,000	415,813
	Obic Co., Ltd.	1,000	192,043
	Odakyu Electric Railway Co., Ltd.	77,000	558,328
	Oji Paper Co., Ltd.	98,000	469,594
	Okasan Holdings, Inc.	27,000	172,949
* #	Oki Electric Industry Co., Ltd.	78,000	133,001
	OKUMA Corp.	22,000	253,776
#	Okumura Corp.	16,000	73,150
	Olympus Corp.	28,000	1,158,130
#	OMC Card, Inc.	8,000	32,393
	Omron Corp.	27,600	728,411
	Ono Pharmaceutical Co., Ltd.	11,800	607,369
	Onward Holdings Co., Ltd.	18,000	195,396
#	Oracle Corp. Japan	17,500	788,884
	Oriental Land Co., Ltd.	9,400	572,353
	Osaka Gas Co., Ltd.	255,000	1,013,199
#	Osaka Titanium Technologies Co., Ltd.	3,600	280,824
#	OSG Corp.	12,000	134,629
	Otsuka Corp.	2,800	250,020
	Pacific Metals Co., Ltd.	19,000	195,014
#	PanaHome Corp.	21,000	143,550
#	Paris Miki, Inc.	1,900	25,057
#	Park24 Co., Ltd.	12,800	118,612
#	Pioneer Electronic Corp.	19,300	183,167
#	Promise Co., Ltd.	6,500	183,066
	Q.P. Corp.	8,900	91,195
#	Rengo Co., Ltd.	17,000	127,276
	Resona Holdings, Inc.	1,412	2,757,293
	Resorttrust, Inc.	3,600	75,869
	Ricoh Co., Ltd.	100,000	1,915,105
#	Right On Co., Ltd.	1,600	19,085
	Rinnai Corp.	3,000	102,731
	Rohm Co., Ltd.	13,600	1,245,129
#	Round One Corp.	32	77,681
	Ryobi, Ltd.	11,000	74,261
	Ryohin Keikaku Co., Ltd.	3,400	210,100

19

#	Ryoshoku, Ltd.	2,600	53,974
#	Sagami Railway Co., Ltd.	27,000	98,029
	Sankyo Co., Ltd.	8,700	395,262
#	Sankyu, Inc., Tokyo	26,000	159,985
	Santen Pharmaceutical Co., Ltd.	10,100	247,516
	Sanwa Holdings Corp.	28,000	142,021
* #	Sanyo Electric Co., Ltd.	154,000	297,190
#	Sanyo Special Steel Co., Ltd.	16,000	111,916
	Sapporo Hokuyo Holdings, Inc.	42	436,286
#	Sapporo Holdings, Ltd.	46,000	375,735
	Secom Co., Ltd.	26,500	1,477,335
#	Sega Sammy Holdings, Inc.	24,048	307,834
	Seiko Epson Corp.	17,700	394,471
#	Seino Holdings Co., Ltd.	14,000	102,817
*	Seiyu, Ltd.	28,000	35,218
	Sekisui Chemical Co., Ltd.	56,000	384,115
	Sekisui House, Ltd.	62,000	792,635
	Seven & I Holdings Co., Ltd.	130,576	3,276,663
	Sharp Corp., Osaka	146,000	2,404,994
	Shiga Bank, Ltd.	19,000	139,133
	Shikoku Bank, Ltd.	14,000	57,513
	Shikoku Electric Power Co., Inc.	23,200	656,203
	Shima Seiki Manufacturing Co., Ltd.	4,000	194,773
	Shimachu Co., Ltd.	4,600	136,697
#	Shimadzu Corp.	33,000	331,429
#	Shimamura Co., Ltd.	2,400	246,011
	Shimano, Inc.	7,700	288,076
	Shimizu Corp.	74,000	319,398
	Shin-Etsu Chemical Co., Ltd.	57,600	3,433,209
	Shinko Electric Industries Co., Ltd.	6,000	130,988
	Shinko Securities Co., Ltd.	64,000	285,720
#	Shinsei Bank, Ltd.	171,000	614,862
	Shionogi & Co., Ltd.	35,000	672,902
	Shiseido Co., Ltd.	47,000	1,127,045
	Shizuoka Bank, Ltd.	70,000	830,874
	Showa Corp.	4,300	36,559
	Showa Denko K.K.	180,000	622,348
	Showa Shell Sekiyu K.K.	35,100	401,186
	SMC Corp.	8,400	971,791
#	Softbank Corp.	106,900	2,470,117
	Sohgo Security Services Co., Ltd.	13,600	225,501
	Sojitz Corp.	126,300	499,826
	Sompo Japan Insurance, Inc.	109,000	1,055,214
	Sony Corp.	106,300	5,749,466
	Sony Corp. Sponsored ADR	36,800	1,986,096
#	Square Enix Co., Ltd.	9,500	302,390
	Stanley Electric Co., Ltd.	19,300	475,245
	Star Micronics Co., Ltd.	4,000	106,236
	Sumco Techxiv Corp.	2,100	107,916
	Sumisho Computer Systems Corp.	1,600	26,019
	Sumitomo Bakelite Co., Ltd.	27,000	174,063
	Sumitomo Chemical Co., Ltd.	248,000	2,118,739
	Sumitomo Corp.	153,800	2,319,370
	Sumitomo Electric Industries, Ltd.	109,000	1,697,505
	Sumitomo Forestry Co., Ltd.	18,000	130,266

20

	Sumitomo Heavy Industries, Ltd.	73,000	791,826
	Sumitomo Metal Industries, Ltd., Osaka	593,000	2,645,246
	Sumitomo Metal Mining Co., Ltd.	75,000	1,564,651
	Sumitomo Mitsui Financial Group, Inc.	970	8,352,284
	Sumitomo Real Estate Sales Co., Ltd.	2,800	159,782
	Sumitomo Realty & Development Co., Ltd.	56,000	1,705,381
	Sumitomo Rubber Industries, Ltd.	16,000	157,906
	Sumitomo Trust & Banking Co., Ltd.	177,000	1,473,643
	Sumitomo Warehouse Co., Ltd.	26,000	151,200
#	Sundrug Co., Ltd.	3,000	74,148
	Suruga Bank, Ltd.	27,000	345,275
	Suzuken Co., Ltd.	6,980	230,647
	Suzuki Motor Corp.	53,500	1,748,647
#	Sysmex Corp.	5,200	227,837
	T&D Holdings, Inc.	33,900	1,967,668
	Tadano, Ltd.	11,000	127,300
	Taiheiyo Cement Corp.	108,000	263,269
	Taisei Corp.	116,000	343,027
	Taisho Pharmaceutical Co., Ltd.	30,000	587,336
	Taiyo Nippon Sanso Corp.	33,000	324,702
	Taiyo Yuden Co., Ltd.	13,000	220,142
	Takara Holdings, Inc.	14,000	86,911
	Takashimaya Co., Ltd.	34,000	420,215
	Takeda Pharmaceutical Co., Ltd.	132,800	8,522,356
	TDK Corp.	14,200	1,010,590
	TDK Corp. Sponsored ADR	1,900	134,995
	Teijin, Ltd.	119,000	517,021
	Terumo Corp.	23,300	1,189,478
	The 77 Bank, Ltd.	44,000	297,862
	The Aichi Bank, Ltd.	700	61,961
	The Awa Bank, Ltd.	18,000	108,124
#	The Bank of Ikeda, Ltd.	2,600	105,260
	The Bank of Iwate, Ltd.	1,500	95,416
	The Bank of Kyoto, Ltd.	33,000	424,372
	The Bank of Nagoya, Ltd.	15,000	95,962
	The Chiba Bank, Ltd.	117,000	1,008,637
	The Chugoku Bank, Ltd.	23,000	354,544
	The Chugoku Electric Power Co., Ltd.	37,700	817,852
* #	The Daiei, Inc.	3,500	21,219
	The Daishi Bank, Ltd.	28,000	115,953
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	128,584
* #	The Goodwill Group, Inc.	248	62,333
	The Gunma Bank, Ltd.	59,000	432,929
	The Hachijuni Bank, Ltd.	42,000	333,929
	The Higo Bank, Ltd.	18,000	121,339
	The Hiroshima Bank, Ltd.	62,000	366,620
	The Hokkoku Bank, Ltd.	22,000	113,010
	The Hyakugo Bank, Ltd.	19,000	112,181
	The Hyakujishi Bank, Ltd.	23,000	123,326
	The Iyo Bank, Ltd.	31,000	333,712
	The Japan Steel Works, Ltd.	46,000	679,495
	The Joyo Bank, Ltd.	79,000	476,333
	The Kagoshima Bank, Ltd.	13,000	93,378
	The Keiyo Bank, Ltd.	21,000	130,066
	The Minato Bank, Ltd.	10,000	23,061

21

	The Nanto Bank, Ltd.	20,000	115,117
	The Nisshin Oillio Group, Ltd.	10,000	38,411
	The Ogaki Kyoritsu Bank, Ltd.	18,000	106,095
	The Oita Bank, Ltd.	9,000	54,216
	The San-in Godo Bank, Ltd.	14,000	128,088
	THK Co., Ltd.	15,200	277,489
	TIS, Inc.	3,700	73,504
	Toagosei Co., Ltd.	15,000	49,588
#	Tobu Railway Co., Ltd.	98,000	475,804
	Toda Corp.	19,000	101,395
	Toho Bank, Ltd.	14,000	58,483
	Toho Co., Ltd.	16,500	373,222
	Toho Gas Co., Ltd.	75,000	407,072
#	Toho Titanium Co., Ltd.	4,000	134,164
	Toho Zinc Co., Ltd.	14,000	97,348
	Tohuku Electric Power Co., Inc.	56,100	1,293,991
#	Tokai Carbon Co., Ltd.	18,000	196,017
	Tokai Rika Co., Ltd.	8,000	243,240
	Tokai Rubber Industries, Ltd.	10,000	164,971
	Tokai Tokyo Securities Co., Ltd.	20,000	96,936
	Tokuyama Corp.	28,000	293,245
	Tokyo Electric Power Co., Ltd	176,700	4,855,433
	Tokyo Electron, Ltd.	23,100	1,423,580
	Tokyo Gas Co., Ltd.	319,000	1,593,008
	Tokyo Leasing Co., Ltd.	2,000	19,162
	Tokyo Steel Manufacturing Co., Ltd.	10,100	130,361
	Tokyo Style Co., Ltd.	7,000	74,479
	Tokyo Tatemono Co., Ltd.	43,000	509,076
	Tokyo Tomin Bank, Ltd.	3,000	107,911
#	Tokyu Construction Co., Ltd.	6,190	25,815
	Tokyu Corp.	138,000	968,486
	Tokyu Land Corp.	54,000	512,814
	TonenGeneral Sekiyu K.K.	37,000	386,812
	Topcon Corp.	6,000	75,322
	Toppan Forms Co., Ltd.	3,500	33,742
	Toppan Printing Co., Ltd.	68,000	667,934
	Toray Industries, Inc.	180,000	1,461,084
	Toshiba Corp.	454,000	3,719,876
	Toshiba Machine Co., Ltd.	9,000	71,647
	Toshiba TEC Corp.	11,000	74,109
	Tosoh Corp.	75,000	368,193
#	TOTO, Ltd.	25,000	199,862
* #	Toyama Chemicals Co., Ltd.	24,000	157,425
	Toyo Ink Manufacturing Co., Ltd.	13,000	44,142
	Toyo Seikan Kaisha, Ltd.	21,300	372,428
	Toyo Suisan Kaisha, Ltd.	17,000	319,066
	Toyo Tire & Rubber Co., Ltd.	13,000	50,050
#	Toyobo Co., Ltd.	77,000	164,095
	Toyoda Gosei Co., Ltd.	10,100	364,127
	Toyota Auto Body Co., Ltd.	7,500	124,284
	Toyota Motor Corp. Sponsored ADR	33,800	3,807,570
	Toyota Motor Credit Corp.	323,900	18,364,060
	Toyota Tsusho Corp.	27,381	795,364
#	Trans Cosmos, Inc.	2,000	20,085
	Trend Micro, Inc.	9,500	384,250

22

	Trend Micro, Inc. Sponsored ADR	777	31,311
	Tsubakimoto Chain Co.	12,000	77,263
	Tsumura & Co.	9,000	189,795
	TV Asahi Corp.	97	153,144
	Ube Industries, Ltd.	109,000	397,386
#	Ulvac, Inc.	4,000	186,663
	Uni-Charm Corp.	4,600	297,849
	Uniden Corp.	5,000	29,983
	UNY Co., Ltd.	22,000	194,701
	Urban Corp.	23,000	374,685
	Ushio, Inc.	14,000	304,043
	USS Co., Ltd.	3,260	209,709
* #	Victor Co. of Japan, Ltd.	16,000	33,280
#	Wacoal Corp.	10,000	128,841
	West Japan Railway Co.	233	1,136,869
	Xebio Co., Ltd.	2,550	82,277
#	Yahoo! Japan Corp.	6,000	2,882,478
#	Yakult Honsha Co., Ltd.	12,000	295,379
	Yamada Denki Co., Ltd.	12,200	1,413,347
	Yamaguchi Financial Group, Inc.	34,000	457,528
	Yamaha Corp.	20,300	490,759
	Yamaha Motor Co., Ltd.	21,000	574,624
	Yamanashi Chuo Bank, Ltd.	14,000	87,972
	Yamatake Corp.	5,200	147,743
	Yamato Kogyo Co., Ltd.	8,000	344,294
	Yamato Transport Co., Ltd.	58,000	813,247
#	Yamazaki Baking Co., Ltd.	12,000	121,944
	Yaskawa Electric Corp.	17,000	224,355
	Yokogawa Electric Corp.	27,000	300,241
	Yokohama Rubber Co., Ltd.	26,000	162,062
#	Yoshinoya Holdings Co., Ltd.	35	59,169
#	Zenrin Co., Ltd.	2,800	88,840
#	Zensho Co., Ltd.	14,000	139,191
	Zeon Corp.	23,000	153,265
TOTAL COMMON STOCKS			444,539,119

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			444,539,119

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
	Aegon NV	150,762	2,691,549
	Akzo Nobel NV	26,573	2,042,341
	Akzo Nobel NV Sponsor ADR	1,996	153,523
	ArcelorMittal	129,106	9,521,225
	ASML Holding NV	41,537	1,451,760
	Boskalis Westminster CVA	3,056	183,371
#	Hagemeyer NV	142,542	971,705
	Heineken Holding NV	40,723	2,287,366
	Heineken NV	77,252	5,073,066
	Hunter Douglas NV	5,232	382,118
	ING Groep NV	219,463	8,513,169

23

	James Hardie Industries NV Sponsored ADR	500	13,950
*	Koninklijke Ahold NV	122,273	1,738,442
*	Koninklijke Ahold NV ADR	8,320	118,583
	Koninklijke Bam Groep NV	10,015	239,000
	Koninklijke DSM NV	22,244	1,106,583
	Koninklijke KPN NV	241,808	4,445,882
	Koninklijke Philips Electronics NV	138,607	5,769,741
	Koninklijke Vopak NV	1,296	70,660
	Randstad Holdings NV	20,298	962,182
	Reed Elsevier NV	67,133	1,231,609
	Reed Elsevier NV Sponsored ADR	3,400	124,678
	Royal Dutch Shell P.L.C. Series A	422,155	17,080,435
	SBM Offshore NV	13,580	471,900
	Sns Reaal	9,468	210,866
	TNT NV	57,222	2,346,871
* #	TomTom NV	10,600	1,008,198
	Unilever NV	180,129	6,380,487
	Vedior NV	15,338	381,217
	Wolters Kluwer NV	27,979	870,214
TOTAL COMMON STOCKS			77,842,691

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Series A Coupons	422,155	—
*	Unilever NV Coupons	180,129	—
TOTAL RIGHTS/WARRANTS			—

TOTAL — NETHERLANDS			77,842,691

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	32,352	44,581
	Auckland International Airport, Ltd.	95,556	206,308
	Contact Energy, Ltd.	47,343	313,583
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	58,644
	Fletcher Building, Ltd.	46,167	416,244
	New Zealand Refining Co., Ltd.	15,823	92,861
	Sky City Entertainment Group, Ltd.	42,177	154,187
	Sky Network Television, Ltd.	35,044	148,810
#	Telecom Corp. of New Zealand, Ltd.	204,475	673,317
*	Tower, Ltd.	22,683	38,463
	Trustpower, Ltd.	21,162	141,563
	Warehouse Group, Ltd.	14,200	67,249

TOTAL — NEW ZEALAND			2,355,810

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
	Aker Kvaerner ASA	27,235	775,480
	Aker Yards ASA	10,000	154,021
	Bonheur ASA	4,700	198,274
* #	Det Norske Oljeselskap ASA	146,000	261,219
	DNB Nor ASA Series A	120,000	1,874,461
#	Fred Olsen Energy ASA	5,500	273,037
	Norsk Hydro ASA	84,500	1,166,130

24

	Norsk Hydro ASA Sponsored ADR	11,200	154,521
	Norske Skogindustrier ASA Series A	20,085	143,817
	Odfjell ASA Series A	3,400	55,163
	Orkla ASA	132,355	2,383,310
	Petroleum Geo Services ASA	26,350	754,972
	Prosafe ASA	34,100	583,859
*	Renewable Energy Corp. ASA	28,150	1,375,061
	Schibsted ASA	8,300	376,973
	Statoil Hydro ASA	171,556	5,558,070
	StatoilHydro ASA Sponsored ADR	9,656	312,082
#	Storebrand ASA	29,100	324,169
	Tandberg ASA Series A	20,000	446,511
*	TGS Nopec Geophysical Co. ASA	11,100	152,128
	Wilh. Wilhelmsen ASA	2,900	115,730
	Yara International ASA	24,800	942,588
TOTAL COMMON STOCKS			18,381,576

RIGHTS/WARRANTS — (0.0%)
*	Storebrand ASA Rights 12/10/07	29,100	68,199

TOTAL — NORWAY			18,449,775

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
#	Banco BPI SA	44,098	347,684
#	Banco Comercial Portugues SA	261,501	1,138,401
	Banco Espirito Santo SA	32,266	746,362
	Brisa Auto Estradas de Portugal SA	43,435	657,322
	Cimpor Cimentos de Portugal SA	34,848	310,383
	Energias de Portugal SA	256,921	1,736,456
	Portugal Telecom SA	99,928	1,366,617
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,895	373,341
	Sonae SGPS SA	108,923	324,200

TOTAL — PORTUGAL			7,000,766

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Allgreen Properties, Ltd.	121,500	136,050
	Ascott Group, Ltd.	174,000	166,943
	Asia Pacific Breweries, Ltd.	14,000	131,522
	Capitaland, Ltd.	181,500	881,386
* #	Chartered Semiconductor Manufacturing, Ltd.	112,000	77,811
	City Developments, Ltd.	60,000	595,505
	Comfortdelgro Corp., Ltd.	215,000	284,180
	Cosco Corp. (Singapore), Ltd.	132,000	649,262
	DBS Group Holdings, Ltd.	156,000	2,170,281
	Fraser & Neave, Ltd.	96,500	386,374
#	Guocoland, Ltd.	25,000	88,337
	Hartford Education Corp., Ltd.	7,666	1,013
	Hotel Properties, Ltd.	20,900	56,479
#	Hyflux, Ltd.	15,000	36,421
	Jardine Cycle & Carriage, Ltd.	18,853	273,600

25

#	Keppel Corp., Ltd.	147,000	1,368,993
#	Keppel Land, Ltd.	34,000	176,825
	K-REIT Asia	6,800	11,649
	Labroy Marine, Ltd.	74,000	144,734
	MobileOne, Ltd.	37,260	51,762
	Neptune Orient Lines, Ltd.	47,000	135,391
	Olam International, Ltd.	64,000	136,051
	Overseas Chinese Banking Corp., Ltd.	342,320	2,017,983
	Parkway Holdings, Ltd.	102,900	270,083
	Raffles Education Corp., Ltd.	92,000	204,953
	SembCorp Industries, Ltd.	94,320	365,538
	SembCorp Marine, Ltd.	77,000	234,699
	Singapore Airlines, Ltd.	79,400	982,215
	Singapore Land, Ltd.	11,000	60,281
	Singapore Petroleum Co., Ltd.	11,000	57,792
	Singapore Post, Ltd.	102,000	76,880
	Singapore Press Holdings, Ltd.	175,000	548,906
	Singapore Technologies Engineering, Ltd.	174,000	455,945
	Singapore Telecommunications, Ltd.	1,298,650	3,477,043
	SMRT Corp., Ltd.	59,000	65,664
	Starhub, Ltd.	70,730	147,758
	United Industrial Corp., Ltd.	88,000	159,966
	United Overseas Bank, Ltd.	162,900	2,233,916
	UOL Group, Ltd.	51,500	161,426
	Venture Corp., Ltd.	29,000	253,312
	Wheelock Properties (S), Ltd.	69,000	103,014

TOTAL — SINGAPORE			19,837,943

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
#	Abengoa SA	4,016	135,737
#	Abertis Infraestructuras SA	48,832	1,632,623
#	Acciona SA	5,051	1,714,462
	Acerinox SA	15,983	430,719
	Actividades de Construccion y Servicios SA	27,066	1,742,075
	Altadis SA	25,773	1,871,588
#	Antena 3 de Television SA	9,752	149,427
	Banco Bilbao Vizcaya SA	48,730	1,211,758
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	403,500	10,022,940
	Banco de Andalucia SA	655	68,925
#	Banco de Sabadell SA	115,188	1,339,107
#	Banco de Valencia SA	8,579	497,828
#	Banco Espanol de Credito SA	52,035	1,165,875
	Banco Pastor SA	15,098	250,225
#	Banco Popular Espanol SA	92,923	1,642,677
	Banco Santander Central Hispano SA	566,687	12,140,555
#	Banco Santander SA Sponsored ADR	213,332	4,569,571
#	Bankinter SA	33,870	712,539
	Cementos Portland Valderrivas SA	1,338	148,031
#	Cia Espanola de Petroleous SA	20,954	2,181,902
#	Cintra Concesiones de Infraestructuras de Transporte SA	14,975	239,258
*	Cintra Concesiones de Infraestructuras de Transporte SA	748	11,963
	Compania de Distribucion Integral Logista SA	3,181	246,292
#	Ebro Puleva SA	8,097	158,535

26

	Enagas SA	17,311	522,173
	Fomento de Construcciones y Contratas SA	11,974	1,011,486
	Gamesa Corporacion Tecnologica SA	20,156	913,957
	Gas Natural SDG SA	43,183	2,659,188
	Gestevision Telecinco SA	7,000	188,970
	Grupo Catalana Occidente SA	9,167	326,368
#	Grupo Ferrovial SA	11,821	1,011,136
	Iberdrola SA	466,188	7,682,813
	Iberia Lineas Aereas de Espana SA	65,471	308,484
	Indra Sistemas SA	17,124	467,756
	Industria de Diseno Textil SA	60,827	4,228,756
#	Mapfre SA	76,680	349,945
	Obrascon Huarte Lain SA	6,034	242,627
	Promotora de Informaciones SA	17,174	298,407
	Red Electrica de Espana SA	9,357	578,095
	Repsol YPF SA	87,508	3,229,925
	Repsol YPF SA Sponsored ADR	13,800	508,806
#	Sacyr Vallehermoso SA	21,707	960,529
	Sociedad General de Aguas de Barcelona SA Class A	8,150	328,606
*	Sogecable SA	6,296	223,735
	Sol Melia SA	8,400	140,162
	Telefonica SA	405,073	13,570,005
	Telefonica SA Sponsored ADR	41,300	4,157,671
	Union Fenosa SA	19,200	1,330,994
#	Zardoya Otis SA	21,892	698,221

TOTAL — SPAIN			90,223,427

SWEDEN — (2.1%)
COMMON STOCKS — (2.1%)
	Alfa Laval AB	13,350	860,671
	Assa Abloy AB Series B	37,900	789,154
	Atlas Copco AB Series A	113,100	1,664,070
	Atlas Copco AB Series B	62,000	849,164
	Boliden AB	42,100	594,471
	Castellum AB	14,800	169,591
	Electrolux AB Series B	33,400	562,787
	Elekta AB Series B	5,000	84,880
	Eniro AB	23,112	251,285
	Fabege AB	15,070	170,962
	Getinge AB	22,800	574,280
	Hennes & Mauritz AB Series B	76,725	4,791,073
#	Holmen AB Series B	6,000	231,125
*	Husqvarna AB Series A	8,400	90,096
	Husqvarna AB Series B	28,000	300,138
	JM AB	8,860	182,624
* #	Lundin Petroleum AB	24,000	270,584
	Meda AB Series A	16,600	222,006
	Modern Times Group AB Series B	6,100	399,224
	NCC AB Series B	7,400	154,700
	Nordea Bank AB	316,648	5,320,364
	OMX AB	7,600	317,214
*	Peab Industri AB	4,400	33,258
	Sandvik AB	125,800	2,278,211
	Scania AB Series A	16,000	427,003

27

	Scania AB Series B	50,400	1,260,151
	Securitas AB Series B	36,700	501,135
	Skandinaviska Enskilda Banken AB Series A	60,900	1,702,442
	Skanska AB Series B	45,800	889,706
#	SKF AB Series A	9,200	162,404
	SKF AB Series B	49,900	880,237
	SSAB Svenskt Stal AB Series A	29,500	809,749
	SSAB Svenskt Stal AB Series B	14,200	354,384
	Svenska Cellulosa AB Series B	79,600	1,419,981
	Svenska Handelsbanken AB Series A	67,400	2,143,424
*	Swedbank AB Series A	51,500	1,660,051
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	731,839
	Tele2 AB Series B	45,550	1,039,572
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	3,686,035
	Telefonaktiebolaget LM Erricson Sponsored ADR	32,200	787,612
	TeliaSonera AB	555,400	5,307,418
	Trelleborg AB Series B	8,800	196,077
	Volvo AB Series A	73,300	1,243,778
	Volvo AB Series B	149,700	2,550,205
	Volvo AB Sponsored ADR	14,500	247,080

TOTAL — SWEDEN			49,162,215

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
	ABB, Ltd.	190,743	5,613,161
	ABB, Ltd. Sponsored ADR	104,400	3,067,272
*	Actelion, Ltd.	5,062	224,098
	Adecco SA	18,801	1,048,325
	Baloise-Holding AG	5,987	578,672
	Banque Cantonale Vaudoise	422	198,327
	Barry Callebaut AG	267	208,185
	BKW FMB Energie AG	5,560	662,759
	Ciba Specialty Chemicals AG	6,841	309,692
	Clariant AG	29,424	259,875
	Compagnie Financiere Richemont AG Series A	70,429	4,840,743
	Credit Suisse Group	134,647	8,135,848
	Credit Suisse Group Sponsored ADR	18,000	1,085,760
*	Efg International	5,534	225,217
	Ems-Chemie Holding AG	1,427	207,750
	Geberit AG	4,959	681,684
	Givaudan SA	798	768,538
	Holcim, Ltd.	28,269	3,042,412
	Julius Baer Holdings, Ltd. AG	28,969	2,451,486
	Kuehne & Nagel International AG	15,160	1,559,644
	Lindt & Spruengli AG	12	404,391
*	Logitech International SA	18,063	614,940
	Lonza Group AG	6,086	711,003
	Nestle SA	59,091	28,411,263
	Nobel Biocare Holding AG	2,137	607,735
	Novartis AG	239,486	13,581,669
	Novartis AG ADR	70,000	3,956,400
* #	Oerlikon Corp.	1,608	739,876
*	Panalpina Welttransport Holding AG	1,210	219,460
	Roche Holding AG Bearer	23,956	4,990,862

28

Roche Holding AG Genusschein	103,191	19,706,372
Schindler Holding AG	18,450	1,153,268
SGS SA	933	1,163,143
Sika AG	278	517,753
Sonova Holding AG	10,755	1,150,252
Straumann Holding AG	1,836	518,495
Sulzer AG	441	666,785
Swatch Group AG	4,325	1,213,731
Swiss Life Holding	4,493	1,265,221
Swiss Re	48,766	3,618,521
Swisscom AG	10,343	3,936,635
Syngenta AG	9,259	2,288,933
Syngenta AG ADR	21,500	1,065,325
The Swatch Group AG	18,164	996,256
UBS AG	219,630	11,124,546
UBS AG ADR	23,661	1,194,407
Vontobel Holdings AG	4,110	201,697
Zurich Financial SVCS AG	20,231	5,896,154

TOTAL — SWITZERLAND		147,084,541

UNITED KINGDOM — (18.9%)
COMMON STOCKS — (18.9%)
Admiral Group P.L.C.	28,290	605,950
Aegis Group P.L.C.	93,242	213,412
Alliance & Leicester P.L.C.	46,652	699,240
Amec P.L.C.	38,159	602,071
Amlin P.L.C.	68,021	431,874
Anglo American P.L.C.	211,678	14,263,176
Antofagasta P.L.C.	193,550	3,034,811
ARM Holdings P.L.C.	139,465	380,933
Arriva P.L.C.	25,545	428,551
Associated British Foods P.L.C.	158,357	2,886,385
AstraZeneca P.L.C.	170,638	8,092,321
AstraZeneca P.L.C. Sponsored ADR	20,400	966,552
Aviva P.L.C.	333,912	4,678,340
BAE Systems P.L.C.	449,566	4,250,022
Balfour Beatty P.L.C.	38,213	383,897
Barclays P.L.C.	720,934	8,332,961
Barclays P.L.C. Sponsored ADR	62,200	2,883,592
Barratt Developments P.L.C.	38,546	368,063
BG Group P.L.C.	399,298	8,361,143
BG Group P.L.C. Sponsored ADR	12,500	1,308,214
BHP Billiton P.L.C.	264,333	8,732,035
BHP Billiton P.L.C. ADR	34,300	2,289,868
BP P.L.C.	2,255,040	27,346,462
BP P.L.C. Sponsored ADR	72,100	5,244,554
Bradford & Bingley P.L.C.	76,093	470,494
Brambles, Ltd.	71,029	752,111
* British Airways P.L.C.	184,946	1,296,286
British American Tobacco P.L.C.	273,139	10,608,443
British Energy Group P.L.C.	149,393	1,602,541
British Sky Broadcasting Group P.L.C.	272,457	3,501,819
BT Group P.L.C.	917,068	5,402,190
BT Group P.L.C. Sponsored ADR	24,102	1,418,885

29

	Bunzl P.L.C.	39,550	581,867
	Burberry Group P.L.C.	48,731	575,691
	Burren Energy P.L.C.	13,812	354,461
	Cable and Wireless P.L.C.	334,935	1,295,837
	Cadbury Schweppes P.L.C.	216,640	2,777,121
	Cadbury Schweppes P.L.C. Sponsored ADR	15,500	799,335
*	Cairn Energy P.L.C.	15,128	730,417
	Capita Group P.L.C.	83,976	1,279,994
	Carnival P.L.C.	21,630	943,788
	Carnival P.L.C. ADR	6,800	297,976
#	Carphone Warehouse Group P.L.C.	182,534	1,372,537
	Centrica P.L.C.	529,509	3,958,798
*	Charter P.L.C.	41,760	740,734
	Cobham P.L.C.	121,998	521,789
	Compass Group P.L.C.	273,560	1,792,168
	Daily Mail & General Trust P.L.C. Series A	35,202	402,413
	Diageo P.L.C.	314,077	7,088,220
	Diageo P.L.C. Sponsored ADR	6,900	625,002
	Drax Group P.L.C.	61,484	861,765
	DSG International P.L.C.	217,103	502,735
*	easyJet P.L.C.	47,520	550,052
	Emap P.L.C.	28,081	480,006
	Enterprise Inns P.L.C.	71,034	776,895
	Experian Group, Ltd.	134,549	1,175,398
	Fiberweb P.L.C.	11,225	9,058
	Firstgroup P.L.C.	59,437	866,270
	Friends Provident P.L.C.	209,193	673,342
	G4S P.L.C.	192,526	863,194
	GKN P.L.C.	93,510	614,973
	GlaxoSmithKline P.L.C.	629,019	16,619,784
	GlaxoSmithKline P.L.C. Sponsored ADR	80,893	4,261,443
	Hays P.L.C.	199,150	520,863
	HBOS P.L.C.	494,812	8,112,612
	Home Retail Group	106,022	755,791
	HSBC Holdings P.L.C.	1,242,796	21,249,215
	HSBC Holdings P.L.C. Sponsored ADR	85,000	7,267,500
	ICAP P.L.C.	64,402	912,964
	IMI P.L.C.	45,074	418,739
	Imperial Chemical Industries P.L.C.	145,926	1,997,068
	Imperial Tobacco Group P.L.C.	72,542	3,751,031
	Imperial Tobacco Group P.L.C. ADR	7,300	757,083
	Inchcape P.L.C.	54,837	462,520
	Informa P.L.C.	51,377	468,367
	Inmarsat P.L.C.	45,770	447,068
	Intercontinental Hotels Group P.L.C.	33,398	639,584
	International Power P.L.C.	226,874	2,177,386
	Intertek Group P.L.C.	14,739	274,023
*	Invensys P.L.C.	158,812	812,761
	Invesco P.L.C.	81,593	1,054,413
	Invesco P.L.C. Sponsored ADR	16,300	427,875
	ITV P.L.C.	488,162	859,065
	John Wood Group P.L.C.	52,188	440,434
	Johnson Matthey P.L.C.	29,167	1,034,351
	Kazakhmys P.L.C.	65,703	1,811,165
	Kelda Group P.L.C.	34,026	753,547

30

	Kesa Electricals P.L.C.	47,659	231,440
	Kingfisher P.L.C.	278,439	871,715
	Ladbrokes P.L.C.	71,647	453,344
	Legal and General Group P.L.C.	772,470	2,059,189
	Lloyds TSB Group P.L.C.	628,751	6,402,849
	Lloyds TSB Group P.L.C. Sponsored ADR	40,600	1,655,668
	LogicaCMG P.L.C.	178,255	454,218
	London Stock Exchange Group P.L.C.	22,307	816,324
	Lonmin P.L.C.	20,348	1,359,949
	Man Group P.L.C.	645,408	6,840,210
	Marks & Spencer Group P.L.C.	206,756	2,479,057
	Meggitt P.L.C.	74,684	477,509
	Michael Page International P.L.C.	84,804	570,065
	Millennium and Copthorne Hotels P.L.C.	15,011	143,470
	Mitchells & Butlers P.L.C.	42,548	504,378
	Mondi P.L.C.	45,856	364,734
	National Express Group P.L.C.	15,806	384,719
	National Grid P.L.C.	297,760	5,019,494
	National Grid P.L.C. Sponsored ADR	16,300	1,377,187
	Next P.L.C.	27,575	986,343
	Northumbrian Water Group P.L.C.	66,232	477,273
	Old Mutual P.L.C.	1,228,065	4,253,124
	Pearson P.L.C.	84,821	1,303,145
	Pearson P.L.C. Sponsored ADR	23,800	366,520
	Pennon Group P.L.C.	45,679	634,266
	Persimmon P.L.C.	34,876	571,893
	Premier Foods P.L.C.	94,370	387,571
	Prudential P.L.C.	249,777	3,482,154
	Prudential P.L.C. ADR	36,100	1,009,356
	Punch Taverns P.L.C.	31,023	523,635
*	Reckitt Benckiser Group P.L.C.	81,700	4,849,327
	Reed Elsevier P.L.C.	121,003	1,519,931
	Reed Elsevier P.L.C. Sponsored ADR	6,800	341,564
	Rentokil Initial P.L.C.	211,528	654,686
	Resolution P.L.C.	72,077	1,048,484
	Reuters Group P.L.C.	136,336	1,680,195
	Reuters Group P.L.C. Sponsored ADR	1,800	134,820
	Rexam P.L.C.	95,761	957,876
	Rio Tinto P.L.C.	114,511	13,299,669
	Rio Tinto P.L.C. Sponsored ADR	7,100	3,319,108
*	Rolls-Royce Group P.L.C. (3283648)	238,236	2,586,834
*	Rolls-Royce Group P.L.C. (B27Y7Y1)	9,624,734	19,788
	Royal & Sun Alliance Insurance Group P.L.C.	357,994	1,091,800
	Royal Bank of Scotland Group P.L.C.	1,447,600	13,668,561
	Royal Dutch Shell P.L.C. ADR	120,400	9,709,056
	Royal Dutch Shell P.L.C. Series B	303,924	12,217,664
	SABmiller P.L.C.	124,801	3,548,854
	Sage Group P.L.C.	183,476	812,903
	Sainsbury (J.) P.L.C.	198,701	1,795,634
	Schroders P.L.C.	33,726	926,801
	Schroders P.L.C. Non-Voting	9,996	241,202
	Scottish & Newcastle P.L.C.	106,060	1,626,446
	Scottish & Southern Energy P.L.C.	112,838	3,687,821
	Serco Group P.L.C.	57,898	565,934
	Severn Trent P.L.C.	27,903	898,401

31

Shire P.L.C.	50,705	1,203,308
Shire P.L.C. ADR	5,600	397,320
SIG P.L.C.	13,392	237,985
Signet Group P.L.C.	179,411	230,891
Smith & Nephew P.L.C.	96,278	1,149,194
Smith & Nephew P.L.C. Sponsored ADR	5,300	316,781
Smiths Group P.L.C.	46,246	1,014,665
St. Jame’s Place P.L.C.	19,946	124,657
Stagecoach Group P.L.C.	77,637	394,070
Standard Chartered P.L.C.	191,822	7,544,739
Tate & Lyle P.L.C.	57,334	530,986
Taylor Wimpey P.L.C.	117,386	496,480
Tesco P.L.C.	1,241,865	12,234,495
* Thomas Cook Group P.L.C.	733	3,984
Tomkins P.L.C.	73,285	294,479
Tomkins P.L.C. Sponsored ADR	8,700	138,591
Travis Perkins P.L.C.	15,009	410,144
* TUI Travel PLC	46,985	265,401
Tullow Oil P.L.C.	100,008	1,380,267
Unilever P.L.C.	135,225	4,947,002
Unilever P.L.C. Sponsored ADR	59,800	2,182,102
United Business Media P.L.C.	30,736	403,556
United Utilities P.L.C.	91,323	1,407,300
United Utilities P.L.C. Sponsored ADR	6,700	206,641
Vedanta Resources P.L.C.	32,515	1,539,132
Vodafone Group P.L.C.	6,093,647	22,803,349
Vodafone Group P.L.C. Sponsered ADR	139,300	5,188,925
Whitbread P.L.C.	23,915	707,356
William Hill P.L.C.	36,703	390,587
William Morrison Supermarkets P.L.C.	308,821	1,959,005
Wolseley P.L.C.	61,030	870,314
Wolseley P.L.C. ADR	19,300	277,341
WPP Group P.L.C.	124,799	1,574,371
WPP Group P.L.C. Sponsored ADR	7,000	442,750
Xstrata P.L.C.	127,850	8,978,314
Yell Group P.L.C.	92,620	793,343

TOTAL — UNITED KINGDOM		454,339,667

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Marathon Oil Corp.	1,495	83,571

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,980,000 FNMA 6.50%, 11/01/36, valued at $4,628,450) to be repurchased at $4,561,687	$4,560	4,560,000

32

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (8.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $80,518,237 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 10/01/31 to 10/01/37; FNMA 6.083%(r), 06/01/47; & GNMA 5.000% 01/20/37, valued at $71,943,508) to be repurchased at $70,560,065	$70,533	70,532,851
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $52,303,679 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 06/01/21 to 11/01/47, valued at $51,002,552) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $88,648,288 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 08/01/35 to 12/01/37 & FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 05/01/35 to 10/01/37, valued at $81,604,672) to be repurchased at $80,030,867	80,000	80,000,000

TOTAL SECURITIES LENDING COLLATERAL			200,532,851

TOTAL INVESTMENTS - (100.0%) (Cost $1,673,055,164)			$2,401,298,804

See accompanying Notes to Financial Statements.

33

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.8%)
#	Abercrombie & Fitch Co.	29,597	$2,428,138
* #	Amazon.com, Inc.	104,369	9,451,657
*	Apollo Group, Inc. Class A	48,532	3,713,669
*	AutoNation, Inc.	47,112	777,348
*	Autozone, Inc.	15,626	1,744,330
* #	Bed Bath and Beyond, Inc.	92,670	2,914,471
#	Best Buy Co., Inc.	119,848	6,118,240
* #	Big Lots, Inc.	34,761	648,988
#	Black & Decker Corp.	22,433	1,854,087
	Brunswick Corp.	30,357	618,979
	Carnival Corp.	149,013	6,723,467
	CBS Corp. Class B	233,908	6,416,096
#	Centex Corp.	40,971	854,655
	Circuit City Stores, Inc.	57,558	372,400
	Clear Channel Communications, Inc.	170,046	6,104,651
*	Coach, Inc.	127,422	4,732,453
*	Comcast Corp. Class A	1,055,480	21,679,559
	D.R. Horton, Inc.	93,323	1,117,076
	Darden Restaurants, Inc.	48,381	1,925,080
#	Dillards, Inc. Class A	20,772	423,541
	Disney (Walt) Co.	662,846	21,973,345
	Dow Jones & Co., Inc.	22,283	1,331,409
#	E.W. Scripps Co.	30,651	1,331,786
#	Eastman Kodak Co.	98,017	2,301,439
*	Expedia, Inc.	69,791	2,275,187
#	Family Dollar Stores, Inc.	49,725	1,171,024
*	Ford Motor Co.	717,034	5,384,925
	Fortune Brands, Inc.	52,312	4,009,715
	Gannett Co., Inc.	79,536	2,922,948
#	Gap, Inc.	169,020	3,448,008
	General Motors Corp.	193,255	5,764,797
	Genuine Parts Co.	58,028	2,788,245
*	Goodyear Tire & Rubber Co.	72,064	2,071,840
	H&R Block, Inc.	110,866	2,181,843
#	Harley-Davidson, Inc.	85,782	4,119,252
#	Harman International Industries, Inc.	22,239	1,636,790
	Harrah’s Entertainment, Inc.	63,942	5,631,372
	Hasbro, Inc.	50,219	1,394,582
#	Home Depot, Inc.	576,666	16,469,581
*	IAC/InterActiveCorp.	65,245	1,815,768
	International Game Technology	114,608	5,003,785
* #	Interpublic Group of Companies, Inc.	161,006	1,527,947
	J.C. Penney Co., Inc.	75,698	3,339,796
#	Johnson Controls, Inc.	202,859	7,834,415

1

#	Jones Apparel Group, Inc.	29,118	542,760
#	KB Home	26,295	549,303
* #	Kohl’s Corp.	108,526	5,348,161
#	Leggett & Platt, Inc.	59,661	1,227,823
	Lennar Corp. Class A	47,617	754,253
#	Limited Brands, Inc.	108,889	2,186,491
#	Liz Claiborne, Inc.	34,924	876,243
	Lowe’s Companies, Inc.	504,958	12,326,025
	Macy’s, Inc.	148,058	4,389,920
	Marriott International, Inc. Class A	109,129	4,092,337
#	Mattel, Inc.	125,281	2,503,114
	McDonald’s Corp.	407,010	23,797,875
	McGraw-Hill Companies, Inc.	115,737	5,680,372
	Meredith Corp.	13,143	723,522
#	Newell Rubbermaid, Inc.	94,364	2,527,068
	News Corp. Class A	790,614	16,658,237
#	NIKE, Inc. Class B	132,034	8,668,032
#	Nordstrom, Inc.	67,554	2,265,761
* #	Office Depot, Inc.	93,159	1,596,745
	OfficeMax, Inc.	25,729	641,424
	Omnicom Group, Inc.	112,117	5,465,704
	Polo Ralph Lauren Corp.	20,457	1,411,124
	Pulte Homes, Inc.	72,532	741,277
#	RadioShack Corp.	47,051	870,443
* #	Sears Holdings Corp.	25,855	2,727,961
#	Sherwin-Williams Co.	37,087	2,330,176
	Snap-On, Inc.	19,784	967,042
#	Staples, Inc.	243,820	5,778,534
* #	Starbucks Corp.	254,537	5,953,620
	Starwood Hotels & Resorts Worldwide, Inc.	68,013	3,650,938
#	Target Corp.	289,125	17,364,847
*	The DIRECTV Group, Inc.	245,171	6,097,403
#	The New York Times Co. Class A	49,156	811,074
	The Stanley Works	28,041	1,462,338
#	The TJX Companies, Inc.	151,843	4,455,074
#	Tiffany & Co.	46,698	2,168,188
	Time Warner, Inc.	1,273,601	21,982,353
	Tribune Co.	26,295	816,197
	Tyco Electronics, Ltd.	169,799	6,348,785
	V.F. Corp.	30,345	2,269,503
*	Viacom, Inc. Class B	234,484	9,853,018
	Wendy’s International, Inc.	29,833	836,219
	Whirlpool Corp.	26,635	2,156,370
	Wyndham Worldwide Corp.	60,989	1,779,049
	Yum! Brands, Inc.	177,577	6,596,986
Total Consumer Discretionary			400,598,373

Consumer Staples — (8.9%)
	Altria Group, Inc.	718,963	55,762,770
	Anheuser-Busch Companies, Inc.	255,987	13,495,635
	Archer-Daniels-Midland Co.	219,794	7,989,512
	Avon Products, Inc.	147,750	6,065,137
	Brown-Forman Corp. Class B	29,531	2,086,070
#	Campbell Soup Co.	76,738	2,817,819
	Clorox Co.	47,249	3,065,515

2

#	Coca-Cola Co.	679,499	42,196,888
	Coca-Cola Enterprises, Inc.	97,355	2,528,309
#	Colgate-Palmolive Co.	174,151	13,946,012
	ConAgra, Inc.	167,280	4,185,346
*	Constellation Brands, Inc. Class A	66,260	1,560,423
#	Costco Wholesale Corp.	149,558	10,080,209
	CVS Caremark Corp.	505,754	20,275,678
#	Dean Foods Co.	44,227	1,103,021
	Estee Lauder Companies, Inc.	39,145	1,756,828
#	General Mills, Inc.	112,761	6,782,574
#	Heinz (H.J.) Co.	108,993	5,155,369
	Kellogg Co.	90,604	4,896,240
#	Kimberly-Clark Corp.	145,348	10,146,744
	Kraft Foods, Inc.	538,468	18,604,069
	McCormick & Co., Inc.	44,297	1,692,588
#	Molson Coors Brewing Co.	46,549	2,506,198
	Pepsi Bottling Group, Inc.	47,846	2,041,589
	PepsiCo, Inc.	551,811	42,588,773
	Procter & Gamble Co.	1,065,774	78,867,276
	Reynolds American, Inc.	58,431	4,091,339
	Safeway, Inc.	149,959	5,218,573
#	Sara Lee Corp.	247,438	4,164,382
	SUPERVALU, Inc.	71,750	3,004,172
#	Sysco Corp.	208,315	6,772,321
#	The Hershey Co.	57,736	2,304,244
	The Kroger Co.	241,618	6,946,517
	Tyson Foods, Inc. Class A	93,943	1,400,690
#	UST, Inc.	54,422	3,151,034
	Walgreen Co.	339,339	12,416,414
	Wal-Mart Stores, Inc.	819,721	39,264,636
#	Whole Foods Market, Inc.	47,468	2,041,599
#	Wrigley (Wm.) Jr. Co.	74,189	4,748,096
Total Consumer Staples			457,720,609

Energy — (10.2%)
	Anadarko Petroleum Corp.	158,428	8,967,025
	Apache Corp.	113,381	10,974,147
	Baker Hughes, Inc.	109,131	8,759,945
#	BJ Services Co.	99,587	2,447,848
	Chesapeake Energy Corp.	140,377	5,313,269
	Chevron Corp.	728,013	63,897,701
	ConocoPhillips	555,712	44,479,188
	CONSOL Energy, Inc.	62,260	3,690,773
	Devon Energy Corp.	152,317	12,613,371
	El Paso Corp.	239,249	3,847,124
	ENSCO International, Inc.	50,544	2,721,794
#	EOG Resources, Inc.	83,606	6,920,905
	Exxon Mobil Corp.	1,894,130	168,880,631
	Halliburton Co.	304,007	11,129,696
	Hess Corp.	94,482	6,729,008
	Marathon Oil Corp.	254,337	14,217,438
#	Murphy Oil Corp.	64,378	4,604,315
*	Nabors Industries, Ltd.	96,023	2,583,019
*	National-Oilwell, Inc.	121,650	8,290,447
	Noble Corp.	91,689	4,779,748

3

	Noble Energy, Inc.	58,436	4,209,729
	Occidental Petroleum Corp.	283,710	19,794,447
#	Peabody Energy Corp.	90,679	5,045,380
#	Rowan Companies, Inc.	37,745	1,336,173
#	Schlumberger, Ltd.	407,107	38,044,149
	Smith International, Inc.	68,486	4,295,442
	Spectra Energy Corp.	215,873	5,319,111
#	Sunoco, Inc.	41,101	2,757,877
	Tesoro Petroleum Corp.	46,736	2,298,476
	The Williams Companies, Inc.	204,983	7,114,960
* #	Transocean, Inc.	69,953	9,603,858
	Valero Energy Corp.	189,138	12,307,210
*	Weatherford International, Ltd.	115,086	7,206,685
	XTO Energy, Inc.	131,767	8,145,836
Total Energy			523,326,725

Financials — (15.1%)
	Ace, Ltd.	112,367	6,722,918
	AFLAC, Inc.	166,824	10,449,855
	Allstate Corp.	199,788	10,213,163
#	AMBAC Financial Group, Inc.	34,747	946,161
#	American Capital Strategies, Ltd.	64,187	2,414,073
	American Express Co.	403,976	23,826,504
	American International Group, Inc.	875,774	50,908,743
	Ameriprise Financial, Inc.	80,347	4,715,565
	AON Corp.	99,986	4,996,300
#	Assurant, Inc.	32,957	2,156,377
	Bank of America Corp.	1,515,418	69,906,232
	Bank of New York Mellon Corp.	388,589	18,636,728
#	BB&T Corp.	188,498	6,801,008
#	Bear Stearns Companies, Inc.	39,659	3,954,002
	Capital One Financial Corp.	142,647	7,604,512
*	CB Richard Ellis Group, Inc.	67,341	1,599,349
	Chubb Corp.	134,320	7,327,156
	Cincinnati Financial Corp.	58,747	2,348,705
	CIT Group, Inc.	65,158	1,733,203
	Citigroup, Inc.	1,698,871	56,572,404
#	CME Group, Inc.	18,139	11,946,345
	Comerica, Inc.	52,257	2,392,325
	Commerce Bancorp, Inc.	65,653	2,614,302
#	Countrywide Financial Corp.	196,723	2,128,543
	Discover Financial Services	162,988	2,831,102
* #	E*TRADE Financial Corp.	145,229	668,053
	Federal Home Loan Mortgage Corp.	222,036	7,786,803
	Federal National Mortgage Association	332,448	12,772,652
	Federated Investors, Inc.	29,903	1,219,743
	Fifth Third Bancorp	182,951	5,472,064
#	First Horizon National Corp.	43,117	952,023
	Franklin Resources, Inc.	55,435	6,828,483
	Genworth Financial, Inc.	151,181	3,966,989
	Hartford Financial Services Group, Inc.	108,490	10,341,267
	Hudson City Bancorp, Inc.	181,633	2,764,454
	Huntington Bancshares, Inc.	124,961	1,960,638
*	IntercontinentalExchange, Inc.	23,658	3,949,940
	Janus Capital Group, Inc.	53,897	1,809,322

4

	JPMorgan Chase & Co.	1,155,652	52,720,844
	KeyCorp	132,975	3,502,561
	Legg Mason, Inc.	45,337	3,459,666
#	Lehman Brothers Holdings, Inc.	181,260	11,352,314
#	Leucadia National Corp.	56,221	2,640,138
	Lincoln National Corp.	92,436	5,691,285
	Loews Corp.	151,829	7,255,908
	M&T Bank Corp.	25,620	2,330,395
#	Marsh & McLennan Companies, Inc.	185,096	4,649,612
	Marshall & Ilsley Corp.	91,026	2,864,588
#	MBIA, Inc.	43,219	1,577,926
	Merrill Lynch & Co., Inc.	294,357	17,643,759
	MetLife, Inc.	253,698	16,640,052
#	MGIC Investment Corp.	27,982	658,137
#	Moody’s Corp.	75,660	2,849,356
	Morgan Stanley	359,462	18,950,837
	National City Corp.	216,273	4,273,554
#	Northern Trust Corp.	65,399	5,296,665
	NYSE Euronext	90,161	7,807,943
	PNC Financial Services Group	116,798	8,550,782
	Principal Financial Group, Inc.	90,716	5,940,991
#	Progressive Corp.	247,296	4,550,246
	Prudential Financial, Inc.	156,751	14,756,539
#	Regions Financial Corp.	240,398	6,353,719
	SAFECO Corp.	32,302	1,864,148
	Schwab (Charles) Corp.	323,672	7,868,466
	SLM Corp.	140,915	5,366,043
	Sovereign Bancorp, Inc.	122,730	1,444,532
	State Street Corp.	133,026	10,627,447
#	SunTrust Banks, Inc.	119,207	8,357,603
	Synovus Financial Corp.	111,822	2,783,250
	T. Rowe Price Group, Inc.	90,553	5,567,198
	The Goldman Sachs Group, Inc.	138,536	31,397,799
	The Travelers Companies, Inc.	224,206	11,907,581
	Torchmark Corp.	32,677	2,015,517
#	U.S. Bancorp	589,603	19,509,963
	Unum Group	123,223	3,060,859
#	Wachovia Corp.	649,905	27,945,915
#	Washington Mutual, Inc.	299,078	5,832,021
#	Wells Fargo & Co.	1,141,493	37,018,618
	XL Capital, Ltd.	62,067	3,632,782
	Zions Bancorporation	36,739	2,004,847
Total Financials			776,760,412

Health Care — (10.6%)
	Abbott Laboratories	527,790	30,353,203
	Aetna, Inc.	174,651	9,759,498
	Allergan, Inc.	105,014	7,040,139
	AmerisourceBergen Corp.	61,529	2,791,571
*	Amgen, Inc.	371,135	20,505,209
	Applera Corp. - Applied Biosystems Group	62,629	2,139,407
	Bard (C.R.), Inc.	35,304	2,984,247
*	Barr Laboratories, Inc.	36,617	1,966,333
	Baxter International, Inc.	220,190	13,182,775
	Becton Dickinson & Co.	83,121	6,876,600

5

* #	Biogen Idec, Inc.	98,326	7,287,923
*	Boston Scientific Corp.	455,606	5,754,304
	Bristol-Myers Squibb Co.	675,477	20,014,384
	Cardinal Health, Inc.	124,496	7,538,233
* #	Celgene Corp.	130,707	8,045,016
	Cigna Corp.	96,595	5,178,458
*	Coventry Health Care, Inc.	53,382	3,089,750
	Covidien, Ltd.	169,793	6,810,397
#	Eli Lilly & Co.	337,021	17,845,262
*	Express Scripts, Inc.	88,056	5,965,794
*	Forest Laboratories, Inc.	107,965	4,162,051
*	Genzyme Corp.	90,064	6,748,496
*	Gilead Sciences, Inc.	316,360	14,723,394
*	Hospira, Inc.	53,651	2,323,088
*	Humana, Inc.	57,571	4,434,694
	IMS Health, Inc.	66,592	1,554,923
#	Johnson & Johnson	988,513	66,961,871
*	King Pharmaceuticals, Inc.	83,379	882,984
*	Laboratory Corp. of America Holdings	40,066	2,911,596
	Manor Care, Inc.	24,431	1,578,731
	McKesson Corp.	101,090	6,745,736
*	Medco Health Solutions, Inc.	92,480	9,247,075
	Medtronic, Inc.	387,318	19,695,120
	Merck & Co., Inc.	743,259	44,119,854
* #	Millipore Corp.	18,430	1,509,048
#	Mylan, Inc.	103,233	1,484,491
*	Patterson Companies, Inc.	47,789	1,537,850
	PerkinElmer, Inc.	41,429	1,130,183
	Pfizer, Inc.	2,365,696	56,208,937
	Quest Diagnostics, Inc.	53,390	2,939,653
	Schering-Plough Corp.	553,043	17,310,246
*	St. Jude Medical, Inc.	116,419	4,627,655
	Stryker Corp.	81,036	5,885,645
*	Tenet Healthcare Corp.	161,835	891,711
*	Thermo Fisher Scientific, Inc.	145,684	8,397,226
	UnitedHealth Group, Inc.	452,461	24,885,355
*	Varian Medical Systems, Inc.	43,176	2,157,073
*	Waters Corp.	34,091	2,660,462
*	Watson Pharmaceuticals, Inc.	35,004	1,025,967
*	WellPoint, Inc.	195,115	16,430,634
#	Wyeth	459,208	22,547,113
*	Zimmer Holdings, Inc.	80,659	5,221,057
Total Health Care			548,068,422

Industrials — (10.0%)
	3M Co.	244,462	20,353,906
*	Allied Waste Industries, Inc.	98,473	1,123,577
#	Avery Dennison Corp.	36,359	1,894,667
#	B.F. Goodrich Co.	42,772	3,049,216
#	Boeing Co.	267,643	24,767,683
	Burlington Northern Santa Fe Corp.	102,588	8,568,150
	C.H. Robinson Worldwide, Inc.	58,947	3,038,718
	Caterpillar, Inc.	218,274	15,693,901
	Cintas Corp.	46,062	1,473,523
	Cooper Industries, Ltd.	62,731	3,150,351

6

	CSX Corp.	149,929	6,297,018
	Cummins, Inc.	35,533	4,153,808
#	Danaher Corp.	84,200	7,310,244
	Deere & Co.	75,777	13,018,489
#	Dover Corp.	69,865	3,233,352
	Eaton Corp.	49,764	4,444,423
	Emerson Electric Co.	270,485	15,423,055
	Equifax, Inc.	45,027	1,676,355
	Expeditors International of Washington, Inc.	72,744	3,413,148
	FedEx Corp.	105,447	10,383,366
#	Fluor Corp.	30,159	4,438,500
	General Dynamics Corp.	138,554	12,300,824
	General Electric Co.	3,499,205	133,984,559
	Honeywell International, Inc.	255,583	14,471,109
	Illinois Tool Works, Inc.	143,282	7,952,151
	Ingersoll-Rand Co., Ltd. Class A	97,903	5,055,711
#	ITT Industries, Inc.	61,846	3,985,356
*	Jacobs Engineering Group, Inc.	40,950	3,430,382
#	L-3 Communications Holdings, Inc.	43,039	4,762,265
#	Lockheed Martin Corp.	118,580	13,123,249
#	Masco Corp.	125,381	2,808,534
*	Monster Worldwide, Inc.	45,201	1,526,438
	Norfolk Southern Corp.	134,418	6,883,546
	Northrop Grumman Corp.	117,374	9,247,897
#	Paccar, Inc.	127,344	6,444,880
	Pall Corp.	41,875	1,601,719
#	Parker Hannifin Corp.	59,511	4,726,959
	Pitney Bowes, Inc.	75,095	2,891,158
	Precision Castparts Corp.	47,076	6,936,178
	R. R. Donnelley & Sons Co.	75,851	2,780,698
	Raytheon Co.	149,356	9,237,669
	Robert Half International, Inc.	55,986	1,509,383
	Rockwell Automation, Inc.	52,094	3,536,662
	Rockwell Collins, Inc.	56,913	4,104,566
	Ryder System, Inc.	20,432	885,932
	Southwest Airlines Co.	255,222	3,611,391
* #	Terex Corp.	34,803	2,243,053
	Textron, Inc.	85,284	5,888,860
	The Manitowoc Co., Inc.	971	42,578
	Trane, Inc.	58,536	2,148,857
	Tyco International, Ltd.	169,779	6,813,231
	Union Pacific Corp.	90,979	11,476,091
	United Parcel Service, Inc.	358,514	26,415,312
	United Technologies Corp.	338,703	25,324,823
	W.W. Grainger, Inc.	23,006	2,031,430
	Waste Management, Inc.	177,278	6,084,181
Total Industrials			513,173,082

Information Technology — (14.0%)
*	Adobe Systems, Inc.	200,964	8,468,623
* #	Advanced Micro Devices, Inc.	204,572	1,996,623
*	Affiliated Computer Services, Inc. Class A	33,995	1,426,430
*	Agilent Technologies, Inc.	132,009	4,993,900
* #	Akamai Technologies, Inc.	56,556	2,152,521
#	Altera Corp.	114,697	2,154,010

7

	Analog Devices, Inc.	106,267	3,270,898
*	Apple, Inc.	296,993	54,118,064
	Applied Materials, Inc.	470,636	8,862,076
*	Autodesk, Inc.	78,542	3,698,543
	Automatic Data Processing, Inc.	181,362	8,172,172
*	BMC Software, Inc.	68,711	2,272,960
*	Broadcom Corp.	160,206	4,283,908
#	CA, Inc.	132,723	3,250,386
* #	Ciena Corp.	29,361	1,291,297
*	Cisco Sytems, Inc.	2,080,113	58,284,766
*	Citrix Systems, Inc.	64,792	2,396,008
*	Cognizant Technology Solutions Corp.	98,768	3,071,685
*	Computer Sciences Corp.	59,425	3,138,829
*	Compuware Corp.	97,740	807,332
*	Convergys Corp.	46,305	755,235
	Corning, Inc.	537,203	13,048,661
*	Dell, Inc.	775,788	19,037,838
* #	eBay, Inc.	389,633	13,064,394
* #	Electronic Arts, Inc.	106,218	5,968,389
	Electronic Data Systems Corp.	173,813	3,521,451
*	EMC Corp.	716,251	13,802,157
	Fidelity National Information Services, Inc.	58,013	2,507,322
*	Fiserv, Inc.	56,995	2,925,553
*	Google, Inc.	78,883	54,665,919
	Hewlett-Packard Co.	880,448	45,043,720
	Intel Corp.	1,994,438	52,014,943
	International Business Machines Corp.	464,593	48,865,892
*	Intuit, Inc.	115,736	3,393,380
	Jabil Circuit, Inc.	70,887	1,201,535
*	JDS Uniphase Corp.	72,283	972,929
* #	Juniper Networks, Inc.	175,565	5,217,792
#	KLA-Tencor Corp.	62,200	2,990,576
*	Lexmark International, Inc.	32,278	1,125,857
#	Linear Technology Corp.	75,817	2,309,386
* #	LSI Corp.	244,545	1,357,225
*	MEMC Electronic Materials, Inc.	76,875	5,963,963
	Microchip Technology, Inc.	74,255	2,137,801
*	Micron Technology, Inc.	258,480	2,150,554
	Microsoft Corp.	2,753,592	92,520,691
	Molex, Inc.	49,034	1,351,377
	Motorola, Inc.	790,463	12,623,694
	National Semiconductor Corp.	82,095	1,876,692
*	Network Appliance, Inc.	121,521	3,002,784
*	Novell, Inc.	119,474	838,707
* #	Novellus Systems, Inc.	39,667	1,031,739
*	Nvidia Corp.	187,424	5,911,353
*	Oracle Corp.	1,344,549	27,132,999
	Paychex, Inc.	116,171	4,530,669
*	QLogic Corp.	46,753	632,101
	QUALCOMM, Inc.	571,769	23,316,740
* #	Sandisk Corp.	77,809	2,913,169
*	Sun Microsystems, Inc.	282,973	5,880,179
*	Symantec Corp.	307,163	5,467,501
*	Tellabs, Inc.	149,689	1,041,835
*	Teradata Corp.	61,638	1,600,122

8

*	Teradyne, Inc.	64,645	703,984
	Texas Instruments, Inc.	488,048	15,407,675
* #	Unisys Corp.	119,506	592,750
* #	VeriSign, Inc.	75,452	3,085,987
	Western Union Co.	263,872	5,963,507
*	Xerox Corp.	319,613	5,395,067
#	Xilinx, Inc.	101,057	2,213,148
* #	Yahoo!, Inc.	460,082	12,334,798
Total Information Technology			719,522,771

Materials — (2.9%)
	Air Products & Chemicals, Inc.	73,799	7,309,053
	Alcoa, Inc.	301,906	10,980,321
	Allegheny Technologies, Inc.	34,909	3,412,355
	Ashland, Inc.	19,095	940,238
#	Ball Corp.	34,974	1,617,548
#	Bemis Co., Inc.	35,687	968,188
	Dow Chemical Co.	324,462	13,607,936
#	duPont (E.I.) de Nemours & Co., Inc.	314,373	14,508,314
	Eastman Chemical Co.	28,707	1,843,276
	Ecolab, Inc.	59,482	2,849,188
	Freeport-McMoRan Copper & Gold, Inc. Class B	130,359	12,896,416
	Hercules, Inc.	39,618	768,985
	International Flavors & Fragrances, Inc.	27,781	1,392,939
	International Paper Co.	146,731	4,952,171
	MeadWestavco Corp.	62,641	2,059,010
	Monsanto Co.	186,278	18,510,445
	Newmont Mining Corp.	154,206	7,662,496
	Nucor Corp.	98,318	5,821,409
*	Pactiv Corp.	44,642	1,133,907
#	PPG Industries, Inc.	56,025	3,845,556
#	Praxair, Inc.	109,230	9,326,057
	Rohm & Haas Co.	43,368	2,357,918
#	Sealed Air Corp.	55,164	1,289,183
#	Sigma-Aldrich Corp.	44,834	2,360,510
	Temple-Inland, Inc.	36,190	1,663,654
* #	Titanium Metals Corp.	29,914	887,548
	United States Steel Corp.	40,371	3,944,247
	Vulcan Materials Co.	36,884	3,275,299
	Weyerhaeuser Co.	73,713	5,394,317
Total Materials			147,578,484

Real Estate Investment Trusts — (0.9%)
	Apartment Investment & Management Co. Class A	33,040	1,314,001
	AvalonBay Communities, Inc.	27,227	2,707,453
#	Boston Properties, Inc.	40,645	4,000,281
	Developers Diversified Realty Corp.	42,409	1,883,384
	Equity Residential	94,643	3,521,666
	General Growth Properties, Inc.	83,866	3,894,737
	Host Marriott Corp.	178,360	3,422,728
	Kimco Realty Corp.	86,138	3,401,590
	Plum Creek Timber Co., Inc.	59,619	2,764,533
	ProLogis	87,761	5,741,325
	Public Storage	42,515	3,288,110
	Simon Property Group, Inc.	76,297	7,511,440

9

	Vornado Realty Trust	45,685	4,111,650
Total Real Estate Investment Trusts			47,562,898

Telecommunication Services — (3.0%)
*	American Tower Corp.	140,300	6,389,262
	AT&T, Inc.	2,082,882	79,586,921
	CenturyTel, Inc.	38,215	1,629,105
	Citizens Communications Co.	116,201	1,508,289
	Embarq Corp.	52,112	2,655,106
*	Qwest Communications International, Inc.	545,631	3,617,534
	Sprint Nextel Corp.	972,159	15,087,908
	Verizon Communications, Inc.	991,261	42,832,388
	Windstream Corp.	163,041	2,111,381
Total Telecommunication Services			155,417,894

Utilities — (3.1%)
*	AES Corp.	228,338	4,989,185
	Allegheny Energy, Inc.	56,713	3,445,315
	Ameren Corp.	70,902	3,818,073
	American Electric Power Co., Inc.	136,329	6,498,803
	CenterPoint Energy, Inc.	109,686	1,957,895
#	CMS Energy Corp.	76,692	1,336,742
	Consolidated Edison, Inc.	92,546	4,483,854
	Constellation Energy Group	61,636	6,176,544
	Dominion Resources, Inc.	198,778	9,388,285
	DTE Energy Co.	58,282	2,858,732
	Duke Energy Corp.	430,391	8,517,438
*	Dynegy, Inc.	169,247	1,287,970
	Edison International	111,272	6,229,007
	Entergy Corp.	66,829	7,988,739
	Exelon Corp.	230,235	18,665,151
	FirstEnergy Corp.	104,107	7,137,576
#	FPL Group, Inc.	138,943	9,692,664
	Integrys Energy Group, Inc.	25,952	1,323,812
	Nicor, Inc.	15,412	649,462
#	NiSource, Inc.	93,623	1,732,962
	Pepco Holdings, Inc.	1,504	42,262
#	PG&E Corp.	120,671	5,583,447
	Pinnacle West Capital Corp.	34,258	1,468,298
#	PPL Corp.	130,831	6,667,148
	Progress Energy, Inc.	88,422	4,316,762
	Public Service Enterprise Group, Inc.	86,839	8,313,966
	Questar Corp.	58,958	3,151,305
	Sempra Energy	90,172	5,646,571
	Southern Co.	258,332	9,718,450
#	TECO Energy, Inc.	71,896	1,245,239
	Xcel Energy, Inc.	143,392	3,313,789
Total Utilities			157,645,446

TOTAL COMMON STOCKS			4,447,375,116

10

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (2.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,405,000 FHLMC 6.50%, 08/01/37, & FNMA 6.50%, 09/01/37, valued at $152,951,769) to be repurchased at $150,748,756	$150,693	150,693,000

SECURITIES LENDING COLLATERAL — (10.6%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $570,770,957 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 01/01/19 to 10/01/37 & FNMA 6.094%, 10/01/37, valued at $540,324,836) to be repurchased at $524,789,679	524,587	524,587,219
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $10,851,887 FHLMC 4.000%, 02/01/21 & FNMA 5.000%, 05/01/34, valued at $9,171,246) to be repurchased at $8,876,688	8,873	8,873,287
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $12,750,000 FNMA 6.032%, 11/01/36, valued at $11,867,995) to be repurchased at $11,524,441	11,520	11,519,996

TOTAL SECURITIES LENDING COLLATERAL		544,980,502

TOTAL INVESTMENTS - (100.0%) (Cost $3,751,498,743)		$5,143,048,618

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (90.5%)
Consumer Discretionary — (17.0%)
* #	AbitibiBowater Canada, Inc.	110,084	$2,472,487
#	American Greetings Corp. Class A	211,200	4,912,512
*	AutoNation, Inc.	2,057,600	33,950,400
	Belo Corp. Class A	469,164	7,769,356
* #	Big Lots, Inc.	61,745	1,152,779
#	Blockbuster, Inc. Class A	49,421	176,433
#	Borders Group, Inc.	6,100	76,311
#	BorgWarner, Inc.	201,600	19,476,576
#	Brunswick Corp.	330,200	6,732,778
#	CBS Corp. Class B	5,768,306	158,224,634
#	Circuit City Stores, Inc.	171,000	1,106,370
#	Citadel Broadcasting Co.	32,378	74,469
	Clear Channel Communications, Inc.	1,942,666	69,741,709
*	Comcast Corp. Class A	12,605,542	258,917,833
* #	Comcast Corp. Special Class A Non-Voting	1,390,650	28,105,036
#	Dillards, Inc. Class A	632,300	12,892,597
*	Discovery Holding Co. Class A	1,031,790	25,237,583
	Disney (Walt) Co.	421,620	13,976,703
*	Expedia, Inc.	1,173,351	38,251,243
	Foot Locker, Inc.	562,463	7,340,142
* #	Ford Motor Co.	11,482,590	86,234,251
#	Gannett Co., Inc.	944,785	34,720,849
#	General Motors Corp.	4,476,500	133,533,995
*	Goodyear Tire & Rubber Co.	77,001	2,213,779
#	Harrah’s Entertainment, Inc.	187,053	16,473,758
	Hearst-Argyle Television, Inc.	370,000	7,244,600
* #	IAC/InterActiveCorp.	2,126,951	59,193,046
	Idearc, Inc.	242,765	4,593,114
* #	Jarden Corp.	41,300	1,088,668
#	Jones Apparel Group, Inc.	553,400	10,315,376
#	Leggett & Platt, Inc.	294,300	6,056,694
* #	Liberty Global, Inc. Class A	313,805	12,746,759
*	Liberty Global, Inc. Series C	343,805	13,150,541
*	Liberty Media Holding Corp. Capital Class A	996,868	118,687,104
*	Liberty Media Holding Corp. Interactive Class A	4,295,262	86,549,529
* #	Live Nation, Inc.	242,833	3,258,819
#	Macy’s, Inc.	1,764,630	52,321,279
#	MDC Holdings, Inc.	321,809	11,388,820
* #	Mohawk Industries, Inc.	410,217	32,997,855
	News Corp. Class A	35,876	755,907
#	OfficeMax, Inc.	388,600	9,687,798
*	R.H. Donnelley Corp.	313,870	13,942,105
*	Radio One, Inc. Class D	45,200	92,208
#	Ryland Group, Inc.	228,900	5,264,700

1

#	Saks, Inc.	995,050	20,498,030
	Service Corp. International	404,100	5,366,448
#	Time Warner, Inc.	18,954,280	327,150,873
* #	Toll Brothers, Inc.	932,700	19,278,909
#	Tribune Co.	800,504	24,847,644
*	TRW Automotive Holdings Corp.	367,700	8,254,865
*	Viacom, Inc. Class B	1,024,182	43,036,128
#	Whirlpool Corp.	94,915	7,684,318
#	Wyndham Worldwide Corp.	809,160	23,603,197
Total Consumer Discretionary			1,892,819,917

Consumer Staples — (4.9%)
	Archer-Daniels-Midland Co.	2,298,560	83,552,656
#	Coca-Cola Enterprises, Inc.	3,631,272	94,304,134
*	Constellation Brands, Inc. Class A	316,200	7,446,510
	Corn Products International, Inc.	490,400	19,287,432
#	Dean Foods Co.	121,600	3,032,704
	Del Monte Foods Co.	1,101,941	9,697,081
	J.M. Smucker Co.	403,402	19,819,140
	Kraft Foods, Inc.	3,840,090	132,675,109
#	Molson Coors Brewing Co.	586,890	31,598,158
	PepsiAmericas, Inc.	407,800	13,804,030
#	Pilgrim’s Pride Corp.	239,618	6,249,237
* #	Rite Aid Corp.	969,800	3,607,656
*	Smithfield Foods, Inc.	810,900	24,367,545
#	SUPERVALU, Inc.	1,558,542	65,256,154
#	Tyson Foods, Inc. Class A	2,054,359	30,630,493
	Weis Markets, Inc.	11,500	470,580
Total Consumer Staples			545,798,619

Energy — (12.7%)
#	Anadarko Petroleum Corp.	3,531,056	199,857,770
	Apache Corp.	2,352,090	227,658,791
#	Chesapeake Energy Corp.	3,245,338	122,836,043
	Cimarex Energy Co.	366,447	14,155,848
	ConocoPhillips	2,867,340	229,501,894
	Devon Energy Corp.	2,025,342	167,718,571
*	Forest Oil Corp.	482,300	22,706,684
#	Helmerich & Payne, Inc.	112,857	3,899,209
	Hess Corp.	1,777,596	126,600,387
	Marathon Oil Corp.	656,300	36,687,170
*	Mariner Energy, Inc.	261,080	5,660,214
*	Newfield Exploration Co.	683,965	34,095,655
	Noble Energy, Inc.	237,100	17,080,684
	Overseas Shipholding Group, Inc.	290,600	20,806,960
#	Patterson-UTI Energy, Inc.	277,900	5,238,415
	Pioneer Natural Resources Co.	797,598	35,548,943
* #	Plains Exploration & Production Co.	544,002	27,423,141
*	Pride International, Inc.	220,840	7,281,095
#	Rowan Companies, Inc.	161,066	5,701,736
* #	SEACOR Holdings, Inc.	173,600	15,722,952
#	Tidewater, Inc.	437,300	21,379,597
*	Unit Corp.	2,500	111,800
	Valero Energy Corp.	913,775	59,459,339
Total Energy			1,407,132,898

2

Financials — (28.4%)
* #	Allegheny Corp.	36,502	14,929,318
	Allstate Corp.	2,157,000	110,265,840
#	American Capital Strategies, Ltd.	318,347	11,973,031
#	American Financial Group, Inc.	895,800	26,175,276
	American International Group, Inc.	2,123,906	123,462,656
	American National Insurance Co.	72,652	8,685,547
* #	AmeriCredit Corp.	404,700	4,641,909
#	Assurant, Inc.	146,800	9,605,124
	Bank of America Corp.	2,826,141	130,369,884
#	Bear Stearns Companies, Inc.	423,770	42,249,869
#	Capital One Financial Corp.	1,629,784	86,883,785
	Chubb Corp.	1,503,600	82,021,380
#	Cincinnati Financial Corp.	1,347,289	53,864,614
	CIT Group, Inc.	1,345,312	35,785,299
	CNA Financial Corp.	1,956,582	69,341,266
#	Comerica, Inc.	198,900	9,105,642
	Commerce Group, Inc.	315,600	11,345,820
*	Conseco, Inc.	408,000	5,238,720
	Federal National Mortgage Association	285,639	10,974,250
	Fidelity National Financial, Inc.	965,659	15,083,594
	First American Corp.	733,000	25,053,940
	First Citizens BancShares, Inc.	10,300	1,613,907
#	Fulton Financial Corp.	239,999	3,002,387
	Genworth Financial, Inc.	533,926	14,010,218
	Hanover Insurance Group, Inc.	394,266	17,781,397
	Hartford Financial Services Group, Inc.	1,173,900	111,896,148
	HCC Insurance Holdings, Inc.	90,155	2,771,365
	Hudson City Bancorp, Inc.	1,959,873	29,829,267
#	Huntington Bancshares, Inc.	344,565	5,406,225
	Janus Capital Group, Inc.	1,580,900	53,070,813
	JPMorgan Chase & Co.	5,588,380	254,941,896
	KeyCorp	941,600	24,801,744
	Legg Mason, Inc.	111,500	8,508,565
#	Leucadia National Corp.	65,852	3,092,410
	Lincoln National Corp.	1,108,426	68,245,789
	Loews Corp.	3,929,202	187,776,564
	M&T Bank Corp.	154,846	14,084,792
	Marshall & Ilsley Corp.	429,001	13,500,661
#	Mercury General Corp.	113,000	5,863,570
	Merrill Lynch & Co., Inc.	760,900	45,608,346
	MetLife, Inc.	5,666,498	371,665,604
	Morgan Stanley	613,800	32,359,536
#	National City Corp.	1,990,594	39,334,137
	Nationwide Financial Services, Inc.	398,602	17,841,425
#	New York Community Bancorp, Inc.	2,294,600	42,702,506
	Odyssey Re Holdings Corp.	356,155	13,726,214
#	Old Republic International Corp.	1,807,554	27,131,386
#	Principal Financial Group, Inc.	1,210,200	79,255,998
	Protective Life Corp.	554,900	22,961,762
	Prudential Financial, Inc.	1,887,800	177,717,492
	Reinsurance Group of America, Inc.	485,800	26,286,638
#	SAFECO Corp.	538,400	31,071,064
#	South Financial Group, Inc.	551,433	9,881,679

3

#	Sovereign Bancorp, Inc.	2,041,536	24,028,879
	StanCorp Financial Group, Inc.	226,000	11,772,340
#	SunTrust Banks, Inc.	576,300	40,404,393
#	The Colonial BancGroup, Inc.	184,000	2,929,280
#	The Travelers Companies, Inc.	5,237,509	278,164,103
	Torchmark Corp.	177,200	10,929,696
	Transatlantic Holdings, Inc.	100,393	7,464,220
	UnionBanCal Corp.	229,900	12,412,301
	Unitrin, Inc.	503,679	23,300,191
	Unum Group	2,480,889	61,625,283
	W. R. Berkley Corp.	321,500	9,831,470
	Webster Financial Corp.	215,100	7,246,719
	Wesco Financial Corp.	19,200	8,294,400
	Zions Bancorporation	161,000	8,785,770
Total Financials			3,151,987,314

Health Care — (1.3%)
* #	Community Health Systems, Inc.	97,126	3,245,951
	Health Management Associates, Inc.	567,997	3,868,060
* #	Invitrogen Corp.	364,024	35,313,968
* #	Millennium Pharmaceuticals, Inc.	2,100,300	30,958,422
#	Omnicare, Inc.	243,100	6,194,188
#	PerkinElmer, Inc.	66,800	1,822,304
*	Tenet Healthcare Corp.	1,547,300	8,525,623
	UnitedHealth Group, Inc.	267,740	14,725,700
	Universal Health Services, Inc.	19,844	1,011,052
* #	Watson Pharmaceuticals, Inc.	686,400	20,118,384
*	WellPoint, Inc.	175,538	14,782,055
Total Health Care			140,565,707

Industrials — (12.1%)
* #	AGCO Corp.	686,324	47,315,177
	Alexander & Baldwin, Inc.	141,705	7,280,803
* #	Allied Waste Industries, Inc.	2,767,676	31,579,183
*	Avis Budget Group, Inc.	439,080	6,599,372
	Burlington Northern Santa Fe Corp.	2,247,573	187,717,297
	CSX Corp.	3,415,204	143,438,568
#	Curtiss-Wright Corp.	54,260	2,926,784
	GATX Corp.	396,400	14,678,692
#	IKON Office Solutions, Inc.	438,800	5,542,044
* #	Kansas City Southern	565,600	19,473,608
	Norfolk Southern Corp.	3,254,502	166,663,047
	Northrop Grumman Corp.	2,672,884	210,596,530
	Pentair, Inc.	131,200	4,450,304
#	R. R. Donnelley & Sons Co.	292,532	10,724,223
	Raytheon Co.	1,311,300	81,103,905
#	Ryder System, Inc.	473,200	20,517,952
	Southwest Airlines Co.	5,237,820	74,115,153
	Timken Co.	123,200	3,928,848
* #	UAL Corp.	383,317	15,692,998
#	Union Pacific Corp.	2,098,000	264,641,720
*	United Rentals, Inc.	269,392	6,268,752
* #	URS Corp.	140,457	8,074,873
* #	YRC Worldwide, Inc.	451,644	7,998,615
Total Industrials			1,341,328,448

4

Information Technology — (4.1%)
*	3Com Corp.	1,041,900	4,490,589
* #	Advanced Micro Devices, Inc.	583,330	5,693,301
*	Andrew Corp.	1,010,012	14,806,776
*	Applied Micro Circuits Corp.	213,200	535,132
*	Arrow Electronics, Inc.	462,600	17,120,826
*	Avnet, Inc.	1,089,700	37,594,650
	AVX Corp.	514,600	7,374,218
*	Computer Sciences Corp.	1,404,843	74,203,807
*	Compuware Corp.	956,430	7,900,112
*	Convergys Corp.	195,700	3,191,867
	Electronic Data Systems Corp.	2,195,300	44,476,778
*	Fairchild Semiconductor Corp. Class A	43,100	683,566
	Fidelity National Information Services, Inc.	408,162	17,640,762
*	Flextronics International, Ltd.	1	—
*	Ingram Micro, Inc.	1,358,168	27,027,543
*	Integrated Device Technology, Inc.	1,467,100	17,795,923
* #	International Rectifier Corp.	189,300	6,156,036
#	Intersil Corp.	1,063,398	26,521,146
* #	JDS Uniphase Corp.	228,662	3,077,791
*	Metavante Technologies, Inc.	33,317	758,961
* #	Micron Technology, Inc.	3,962,557	32,968,474
*	NCR Corp.	106,300	2,544,822
*	Novellus Systems, Inc.	179,500	4,668,795
*	Sanmina-SCI Corp.	3,903,000	6,908,310
*	Sun Microsystems, Inc.	535,925	11,136,521
*	Symantec Corp.	1,012,064	18,014,739
* #	Tech Data Corp.	390,411	14,683,358
* #	Tellabs, Inc.	1,992,618	13,868,621
* #	Unisys Corp.	729,900	3,620,304
* #	Vishay Intertechnology, Inc.	1,302,016	16,262,180
* #	Xerox Corp.	577,425	9,746,934
Total Information Technology			451,472,842

Materials — (3.6%)
	Alcoa, Inc.	671,291	24,414,854
	Ashland, Inc.	540,111	26,595,066
	Bemis Co., Inc.	165,900	4,500,867
	Chemtura Corp.	856,130	6,420,975
	Cytec Industries, Inc.	191,500	11,746,610
*	Domtar Corp.	4,641,236	35,273,394
#	International Paper Co.	1,638,145	55,287,394
#	Louisiana-Pacific Corp.	806,600	12,405,508
	Lubrizol Corp.	182,000	11,673,480
	Lyondell Chemical Co.	573,088	27,049,754
	MeadWestavco Corp.	1,413,131	46,449,616
	Reliance Steel & Aluminum Co.	118,500	6,113,415
*	Smurfit-Stone Container Corp.	1,789,694	19,704,531
* #	Titanium Metals Corp.	71,926	2,134,044
	Tronox, Inc. Class B	92,517	749,388
#	Valhi, Inc.	117,211	2,147,306
#	Westlake Chemical Corp.	21,400	423,078
	Weyerhaeuser Co.	1,460,829	106,903,466
#	Worthington Industries, Inc.	133,200	2,822,508
Total Materials			402,815,254

5

Telecommunication Services — (6.4%)
	AT&T, Inc.	8,333,818	318,435,186
	CenturyTel, Inc.	292,690	12,477,375
* #	Level 3 Communications, Inc.	195,500	656,880
* #	Qwest Communications International, Inc.	2,000,600	13,263,978
#	Sprint Nextel Corp.	1,984,686	30,802,327
	Telephone & Data Systems, Inc.	419,597	26,119,913
	Telephone & Data Systems, Inc. Special Shares	179,500	10,150,725
*	United States Cellular Corp.	272,525	22,347,050
	Verizon Communications, Inc.	6,287,553	271,685,165
Total Telecommunication Services			705,938,599

TOTAL COMMON STOCKS			10,039,859,598

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $51,380,000 FHLMC 6.50%, 09/01/37, valued at $52,301,327) to be repurchased at $51,543,064	$51,524	51,524,000

SECURITIES LENDING COLLATERAL — (9.0%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,045,601,749 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/14 to 10/01/37, valued at $995,347,329 ) to be repurchased at $966,729,587	966,357	966,356,630
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,670,658 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 07/01/19 to 08/01/37, valued at $16,656,068 ) to be repurchased at $16,108,841	16,103	16,102,668
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $80,343,434 FNMA, rates ranging from 4.622% to 7.277%, maturities ranging from 05/01/33 to 04/01/37, valued at $22,409,744 ) to be repurchased at $21,765,221	21,757	21,756,826

TOTAL SECURITIES LENDING COLLATERAL			1,004,216,124

TOTAL INVESTMENTS - (100.0%) (Cost $9,374,459,651)			$11,095,599,722

See accompanying Notes to Financial Statements.

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (84.3%)
Consumer Discretionary — (15.0%)
* #	4Kids Entertainment, Inc.	438,841	$5,485,512
* #	99 Cents Only Stores	1,197,000	9,647,820
*	A.C. Moore Arts & Crafts, Inc.	320,035	5,078,955
* #	AbitibiBowater Canada, Inc.	327,236	7,349,721
	Acme Communications, Inc.	470,621	1,468,338
	Aldila, Inc.	200	3,434
*	Alloy, Inc.	467,643	3,156,590
#	Ambassadors International, Inc.	14,878	178,834
#	American Axle & Manufacturing Holdings, Inc.	2,027,062	46,865,673
*	American Biltrite, Inc.	58,409	306,647
	American Greetings Corp. Class A	1,863,500	43,345,010
*	America’s Car-Mart, Inc.	245,941	2,668,460
#	Arctic Cat, Inc.	133,564	1,425,128
#	ArvinMeritor, Inc.	3,189,462	32,245,461
#	Asbury Automotive Group, Inc.	1,126,402	18,855,969
*	Ashworth, Inc.	433,789	1,652,736
*	Audiovox Corp. Class A	663,017	8,466,727
* #	Avatar Holdings, Inc.	160,072	6,972,736
* #	Bakers Footwear Group, Inc.	3,752	10,318
*	Ballantyne of Omaha, Inc.	85,155	494,751
	Bassett Furniture Industries, Inc.	331,175	2,947,457
	Beasley Broadcast Group, Inc.	113,920	797,440
#	Beazer Homes USA, Inc.	32,486	275,806
	Belo Corp. Class A	924,408	15,308,196
*	Benihana, Inc. Class A	6,500	91,000
* #	Big Lots, Inc.	2,245,610	41,925,539
*	Birks & Mayors, Inc.	25,119	156,994
#	Blockbuster, Inc. Class A	1,715,058	6,122,757
*	Blockbuster, Inc. Class B	926,300	2,788,163
* #	Bluegreen Corp.	1,011,498	7,262,556
	Bob Evans Farms, Inc.	1,422,408	43,867,063
#	Bon-Ton Stores, Inc.	60,601	707,820
	Books-A-Million, Inc.	95,628	1,156,143
#	Borders Group, Inc.	198,457	2,482,697
	Bowl America, Inc. Class A	31,040	493,536
*	Buca, Inc.	602,329	686,655
* #	California Coastal Communities, Inc.	266,974	1,575,147
	Callaway Golf Co.	237,666	4,054,582
#	Carmike Cinemas, Inc.	427,829	5,048,382
*	Carriage Services, Inc.	536,100	5,720,187
*	Catalina Lighting, Inc.	21,540	108,777
*	Cavalier Homes, Inc.	430,307	877,826
*	Cavco Industries, Inc.	155,228	5,858,305
* •	Championship Auto Racing Teams, Inc.	4,800	—

1

* #	Charming Shoppes, Inc.	3,167,715	17,517,464
* #	Charter Communications, Inc.	114,100	150,612
*	Chromcraft Revington, Inc.	16,710	81,043
	Churchill Downs, Inc.	57,899	3,038,540
#	Citadel Broadcasting Co.	2,886,987	6,640,070
	Coachmen Industries, Inc.	534,000	2,814,180
	Coast Distribution System, Inc.	131,895	885,015
	Cobra Electronics Corp.	107,747	586,144
#	Collectors Universe, Inc.	179,669	2,515,366
* #	Comstock Homebuilding Companies, Inc.	102,450	90,156
*	Concord Camera Corp.	195,554	557,329
*	Congoleum Corp. Class A	90,600	45,300
	Cooper Tire & Rubber Co.	2,261,156	34,776,579
* #	Cost Plus, Inc.	300,634	946,997
*	Cost-U-Less, Inc.	30,341	356,507
* #	Cox Radio, Inc.	1,400,500	16,497,890
	CSS Industries, Inc.	278,150	11,009,177
*	Culp, Inc.	359,918	2,994,518
* #	Cumulus Media, Inc. Class A	1,669,142	14,037,484
	Decorator Industries, Inc.	34,374	146,433
* #	dELiA*s, Inc.	20,043	68,146
	Delta Apparel, Inc.	231,089	2,271,605
*	Design Within Reach, Inc.	1,200	4,752
*	DG Fastchannel, Inc.	1	20
*	Diedrich Coffee, Inc.	28,080	102,492
* #	Directed Electronics, Inc.	101,053	190,990
*	Dixie Group, Inc.	358,599	3,227,391
* #	Dominion Homes, Inc.	218,674	148,698
*	Dorman Products, Inc.	382,483	5,358,587
	Dover Motorsports, Inc.	410,700	2,792,760
*	Duckwall-ALCO Stores, Inc.	112,700	3,333,666
*	ELXSI Corp.	27,300	76,440
*	EMAK Worldwide, Inc.	50	64
*	Emerson Radio Corp.	254,361	356,105
#	Emmis Communications Corp. Class A	1,155,445	4,979,968
#	Entercom Communications Corp.	1,422,427	23,171,336
*	Entravision Communications Corp.	2,399,520	17,948,410
* #	Escala Group, Inc.	322,291	676,811
	Escalade, Inc.	34,924	326,889
*	Fairchild Corp. Class A	682,329	1,651,236
	Federal Screw Works	3,125	34,375
* #	Federal-Mogul Corp.	823,500	605,272
	Finish Line, Inc. Class A	1,055,167	3,956,876
*	Finlay Enterprises, Inc.	218,041	647,582
*	Flanigan’s Enterprises, Inc.	156	1,303
	Flexsteel Industries, Inc.	138,970	1,776,037
	Footstar, Inc.	482,600	2,171,700
*	Franklin Covey Co.	423,654	2,961,341
*	Franklin Electronic Publishers, Inc.	128,421	425,074
#	Fred’s, Inc.	966,753	10,073,566
	Frisch’s Restaurants, Inc.	9,812	271,302
	FTD Group, Inc.	328,263	4,398,724
#	Furniture Brands International, Inc.	1,910,736	19,355,756
* #	Gander Mountain Co.	520,238	2,523,154
*	Gottschalks, Inc.	293,879	1,122,618

2

	Gray Television, Inc.	1,480,250	12,596,927
	Gray Television, Inc. Class A	39,750	342,446
*	Great Wolf Resorts, Inc.	446,419	4,830,254
#	Group 1 Automotive, Inc.	782,200	21,025,536
*	Hampshire Group, Ltd.	41,080	515,554
#	Handleman Co.	737,077	1,628,940
*	Harris Interactive, Inc.	1,753,056	7,345,305
*	Hartmarx Corp.	992,100	3,968,400
*	Hastings Entertainment, Inc.	361,470	3,267,689
#	Haverty Furniture Co., Inc.	532,900	4,529,650
*	Hayes Lemmerz International, Inc.	1,988,271	8,211,559
*	Hollywood Media Corp.	277,000	736,820
	ILX Resorts, Inc.	97,633	585,798
*	Image Entertainment, Inc.	48,050	188,356
*	Interstate Hotels & Resorts, Inc.	650,325	3,037,018
	J. Alexander’s Corp.	130,937	1,440,307
*	Jaclyn, Inc.	32,025	197,914
*	Jakks Pacific, Inc.	889,620	22,454,009
* #	Jarden Corp.	183,218	4,829,626
*	Jo-Ann Stores, Inc.	776,400	12,779,544
	Johnson Outdoors, Inc.	176,050	4,056,192
	Journal Communications, Inc. Class A	40,000	364,000
#	Journal Register Co.	996,800	2,192,960
	Kellwood Co.	968,417	14,516,571
#	Kenneth Cole Productions, Inc. Class A	29,970	565,234
	Kimball International, Inc. Class B	757,252	10,101,742
*	Kirkland’s, Inc.	196,722	147,541
	LaCrosse Footwear, Inc.	40,063	720,733
*	Lakeland Industries, Inc.	127,513	1,377,140
* #	Lakes Entertainment, Inc.	248,259	1,648,440
#	Landry’s Restaurants, Inc.	808,635	19,099,959
*	Lazare Kaplan International, Inc.	154,461	1,451,933
#	La-Z-Boy, Inc.	1,840,939	10,051,527
*	Lear Corp.	1,210,373	35,633,381
#	Lee Enterprises, Inc.	814,599	11,404,386
* #	Lenox Group, Inc.	453,900	1,275,459
#	Levitt Corp. Class A	154,700	267,631
	Libbey, Inc.	467,497	7,250,878
#	Lifetime Brands, Inc.	288,472	3,698,211
*	Lin TV Corp.	981,590	11,013,440
#	Lithia Motors, Inc. Class A	472,791	7,375,540
* #	Lodgenet Entertainment Corp.	25,800	495,360
*	Lodgian, Inc.	732,147	8,390,405
*	Luby’s, Inc.	443,132	4,843,433
#	M/I Homes, Inc.	369,951	3,710,609
*	Mace Security International, Inc.	187,474	386,196
* #	Magna Entertainment Corp.	154,700	225,862
* #	MarineMax, Inc.	679,019	11,101,961
*	Max & Erma’s Restaurants, Inc.	13,134	32,835
	McRae Industries, Inc. Class A	30,453	509,326
* #	Meade Instruments Corp.	659,120	850,265
#	Media General, Inc. Class A	1,018,366	25,224,926
*	Merisel, Inc.	3,600	13,788
	Modine Manufacturing Co.	1,348,916	27,356,016
	Monaco Coach Corp.	1,005,200	9,076,956

3

*	Morton’s Restaurant Group, Inc.	10,300	118,244
* #	Multimedia Games, Inc.	618,326	4,909,508
	National Presto Industries, Inc.	146,651	7,942,618
*	Nature Vision, Inc.	2,100	4,935
#	Nautilus Group, Inc.	148,500	853,875
* #	Navarre Corp.	252,150	532,036
* #	Nitches, Inc.	12,141	25,618
*	Nobel Learning Communities, Inc.	64,980	941,560
#	Orleans Homebuilders, Inc.	227,879	1,148,510
	O’Charleys, Inc.	784,067	11,690,439
#	Oxford Industries, Inc.	225,445	5,584,273
*	P & F Industries, Inc. Class A	12,917	90,290
* #	Palm Harbor Homes, Inc.	560,740	6,325,147
#	Penske Automotive Group, Inc.	2,601,000	52,020,000
*	Perry Ellis International, Inc.	498,716	8,039,302
*	Phoenix Footwear Group, Inc.	216,337	320,179
#	Pier 1 Imports, Inc.	1,507,152	6,209,466
*	Pinnacle Entertainment, Inc.	547,850	15,038,482
*	Pomeroy IT Solutions, Inc.	407,504	2,876,978
* #	Proliance International, Inc.	372,250	1,031,132
*	QEP Co., Inc.	39,432	412,064
* #	Quaker Fabric Corp.	549,428	8,241
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	429,775
*	Quiksilver, Inc.	29,400	311,640
*	Radio One, Inc. Class D	2,011,073	4,102,589
*	RC2 Corp.	543,971	15,818,677
#	RCN Corp.	1,121,154	16,279,156
* #	Reading International, Inc. Class A	205,877	2,058,770
*	Reading International, Inc. Class B	14,460	148,576
*	Red Lion Hotels Corp.	495,870	4,760,352
*	Regent Communications, Inc.	1,353,567	2,801,884
	Regis Corp.	136,735	4,018,642
*	Rex Stores Corp.	343,350	5,287,590
*	Riviera Holdings Corp.	16,400	447,720
* #	Rockford Corp.	250,500	483,465
* #	Rocky Brands, Inc.	186,383	1,304,681
	Russ Berrie & Co., Inc.	331,738	5,506,851
*	S&K Famous Brands, Inc.	76,900	790,147
*	Saga Communications, Inc. Class A	286,120	1,954,200
	Salem Communications Corp.	169,884	1,359,072
*	Schieb (Earl), Inc.	73,900	277,125
*	Scholastic Corp.	1,826,891	64,379,639
* #	Sharper Image Corp.	397,246	1,322,829
	Shiloh Industries, Inc.	399,970	3,939,704
*	Shoe Carnival, Inc.	293,690	3,418,552
*	Silverleaf Resorts, Inc.	121,800	638,232
#	Sinclair Broadcast Group, Inc. Class A	1,058,395	10,954,388
* #	Six Flags, Inc.	2,714,700	6,352,398
#	Skyline Corp.	206,900	7,013,910
	Sonic Automotive, Inc.	1,240,793	28,674,726
* #	Source Interlink Companies, Inc.	1,566,006	3,147,672
* #	Spanish Broadcasting System, Inc.	797,208	1,530,639
*	SPAR Group, Inc.	3,800	2,280
	Speedway Motorsports, Inc.	3,300	111,375
*	Sport Chalet, Inc. Class A	127,528	955,185

4

*	Sport Chalet, Inc. Class B	12,269	90,423
*	Sport-Haley, Inc.	61,900	143,608
	Stage Stores, Inc.	1,603,497	27,131,169
#	Standard Motor Products, Inc.	669,150	4,958,401
#	Standard Pacific Corp.	406,600	1,406,836
	Star Buffet, Inc.	7,100	41,180
	Steinway Musical Instruments, Inc.	241,201	6,813,928
	Stewart Enterprises, Inc.	3,419,252	28,037,866
*	Stoneridge, Inc.	661,300	5,502,016
	Strattec Security Corp.	26,105	1,159,062
#	Superior Industries International, Inc.	964,500	17,862,540
	Superior Uniform Group, Inc.	137,800	1,557,140
#	Syms Corp.	338,200	5,478,840
* #	Syntax-Brillian Corp.	174,642	508,208
*	Talon International, Inc.	29,800	13,708
	Tandy Brand Accessories, Inc.	198,772	1,886,346
* #	Tarragon Corp.	60,142	102,241
*	Tarrant Apparel Group	281,000	314,720
*	The Hallwood Group, Inc.	159	10,176
	The Marcus Corp.	634,520	11,434,050
#	The Pep Boys - Manny, Moe & Jack	1,928,500	21,078,505
*	The Sports Club Co., Inc.	113,300	139,925
* #	The Steak n Shake Co.	663,475	7,676,406
#	Traffix, Inc.	318,690	1,947,196
*	Trans World Entertainment Corp.	1,045,274	5,707,196
*	Triple Crown Media, Inc.	152,303	691,456
* #	Trump Entertainment Resorts, Inc.	459,826	2,377,300
*	Unifi, Inc.	1,755,964	5,267,892
	Unifirst Corp.	420,200	15,702,874
#	Visteon Corp.	2,757,965	12,135,046
*	Voyager Learning Co.	106,000	567,100
*	Warnaco Group, Inc.	1,616,342	59,643,020
* #	WCI Communities, Inc.	1,496,700	5,028,912
*	Wells-Gardner Electronics Corp.	91,078	155,743
* #	West Marine, Inc.	621,978	5,492,066
*	Wilsons The Leather Experts, Inc.	682,051	743,436
* #	Zale Corp.	1,389,284	24,854,291
Total Consumer Discretionary			1,539,998,346

Consumer Staples — (2.9%)
*	Alliance One International, Inc.	2,383,620	9,844,351
#	American Italian Pasta Co.	598,100	4,336,225
*	Bridgford Foods Corp.	10,359	72,099
*	Cagle’s, Inc. Class A	3,892	33,666
*	Caribou Coffee Co.	1,700	7,786
* #	Central Garden & Pet Co.	805,404	4,325,019
* #	Central Garden & Pet Co. Class A	1,373,256	7,209,594
#	Chiquita Brands International, Inc.	1,583,840	30,393,890
	Farmer Brothers Co.	119,570	2,748,914
	Golden Enterprises, Inc.	16,900	51,376
	Griffin Land & Nurseries, Inc. Class A	31,080	1,079,408
*	Hain Celestial Group, Inc.	1,443,874	47,763,352
#	Imperial Sugar Co.	141,952	3,239,345
	Ingles Market, Inc. Class A	47,457	1,129,002
*	Katy Industries, Inc.	130,300	175,905

5

*	Monterey Pasta Co.	477,202	1,617,715
#	Nash Finch Co.	440,733	15,729,761
*	Natrol, Inc.	278,349	1,210,818
*	Natural Alternatives International, Inc.	107,798	865,618
* #	Natural Health Trends Corp.	89,192	141,815
	Oil-Dri Corp. of America	75,955	1,645,945
*	Omega Protein Corp.	686,818	4,945,090
* #	Parlux Fragrances, Inc.	338,792	1,361,944
*	Performance Food Group Co.	1,538,461	42,599,985
*	Prestige Brands Holdings, Inc.	562,141	4,677,013
	PriceSmart, Inc.	364,126	10,861,879
*	Pyramid Breweries, Inc.	218,416	526,383
*	Redhook Ale Brewery, Inc.	175,019	1,116,621
*	Sanfilippo (John B.) & Son, Inc.	253,321	2,148,162
*	Scheid Vineyards, Inc.	6,720	245,448
	Schiff Nutrition International, Inc.	127,908	716,285
*	Scope Industries	8,100	850,500
#	Seaboard Corp.	15,993	24,133,437
*	Seneca Foods Corp. Class A	840	21,588
*	Seneca Foods Corp. Class B	11,859	305,962
* #	Spectrum Brands, Inc.	383,800	1,984,246
	Stephan Co.	53,800	177,271
	Tasty Baking Co.	236,000	2,308,080
* #	TreeHouse Foods, Inc.	93,762	2,209,970
#	Universal Corp.	921,459	49,463,919
	Weis Markets, Inc.	96,100	3,932,412
* #	Winn-Dixie Stores, Inc.	187,517	3,545,946
*	Zapata Corp.	343,629	2,443,202
Total Consumer Staples			294,196,947

Energy — (7.8%)
	Adams Resources & Energy, Inc.	32,069	798,518
* #	Allis-Chalmers Energy, Inc.	371,094	5,622,074
* #	Basic Energy Services, Inc.	348,156	6,789,042
*	Bois d’Arc Energy, Inc.	187,800	3,680,880
* #	BPZ Resources, Inc.	388	4,423
*	Brigham Exploration Co.	558,370	3,858,337
* #	Bristow Group, Inc.	882,477	48,536,235
*	Bronco Drilling Co., Inc.	727,619	10,448,609
*	Callon Petroleum Co.	675,700	10,101,715
*	Catalytica Energy Systems, Inc.	33,158	210,553
* #	Complete Production Services, Inc.	119,677	2,120,676
*	Comstock Resources, Inc.	1,953,767	65,451,194
* #	Edge Petroleum Corp.	362,916	2,141,204
* #	Encore Acquisition Co.	1,886,824	61,416,121
* #	EXCO Resources, Inc.	749,893	10,483,504
* #	Exterran Holdings, Inc.	2,162,599	173,094,424
*	Grey Wolf, Inc.	978,906	4,972,842
	Gulf Island Fabrication, Inc.	16,580	527,410
* #	Gulfmark Offshore, Inc.	397,773	17,677,032
* #	Harvest Natural Resources, Inc.	1,094,597	14,262,599
*	Hkn, Inc.	28,077	241,462
*	Horizon Offshore, Inc.	7,917	134,114
* #	Infinity, Inc.	60,963	30,481
*	Mariner Energy, Inc.	1,270,192	27,537,763

6

*	Meridian Resource Corp.	3,247,842	5,651,245
*	Natural Gas Services Group	155,423	2,803,831
*	Newpark Resources, Inc.	1,599,813	8,606,994
*	Parker Drilling Co.	1,188,043	8,494,507
* #	Petrohawk Energy Corp.	1,401,592	22,845,950
* #	Petroleum Development Corp.	484,940	24,571,910
*	PHI, Inc.	214,564	6,842,446
*	Pioneer Drilling Co.	1,781,741	21,220,535
* #	Quest Resource Corp.	1,997	16,096
	Royale Energy, Inc.	3,893	10,083
*	Stone Energy Corp.	1,087,895	49,172,854
*	Swift Energy Corp.	1,203,905	48,770,192
*	T-3 Energy Services, Inc.	880	44,361
* #	Trico Marine Services, Inc.	455,390	16,107,144
*	Union Drilling, Inc.	214,583	2,725,204
#	USEC, Inc.	3,280,702	26,934,563
*	Whiting Petroleum Corp.	1,682,135	88,682,157
Total Energy			803,641,284

Financials — (17.4%)
	1st Independence Financial Group, Inc.	5,052	64,413
#	1st Source Corp.	558,014	11,238,402
	Access National Corp.	500	2,910
	Advanta Corp. Class A	355,676	3,314,900
	Advanta Corp. Class B	554,375	5,549,294
	Affirmative Insurance Holdings, Inc.	132,287	1,464,417
	Alabama National Bancorporation	429,561	33,200,770
	Alfa Corp.	271,888	5,875,500
	Alliance Financial Corp.	14,333	345,282
*	AmComp, Inc.	295,633	2,923,810
	Ameriana Bancorp	30,395	237,385
	American Bancorp of New Jersey, Inc.	113,657	1,216,130
#	American Equity Investment Life Holding Co.	1,829,391	16,482,813
*	American Independence Corp.	18,826	173,011
	American National Bankshares, Inc.	10,681	217,358
	American Physicians Capital, Inc.	442,262	18,557,314
	American Physicians Services Group, Inc.	35,600	694,200
	American West Bancorporation	186,834	3,391,037
	Ameris Bancorp	2,009	33,811
* #	AmeriServe Financial, Inc.	500,406	1,461,186
#	Anchor Bancorp Wisconsin, Inc.	1,866	47,434
* #	Argo Group International Holdings, Ltd.	726,396	28,699,906
	ASB Financial Corp.	10,400	178,360
#	Asset Acceptance Capital Corp.	67,131	758,580
*	Atlantic American Corp.	80,034	140,059
*	B of I Holding, Inc.	10,128	72,415
	Baldwin & Lyons, Inc. Class B	331,816	8,939,123
*	Bancinsurance Corp.	75,970	410,238
	Bancorp Rhode Island, Inc.	7,424	266,596
#	BancTrust Financial Group, Inc.	9,928	121,122
*	Bank of Florida Corp.	110,275	1,411,520
#	BankAtlantic Bancorp, Inc. Class A	273,896	1,054,500
	BankFinancial Corp.	204,641	3,235,374
#	BankUnited Financial Corp. Class A	1,158,160	9,242,117
	Banner Corp.	320,405	9,599,334

7

	Bar Harbor Bankshares	5,490	174,033
#	BCB Bancorp, Inc.	3,746	61,247
	Benjamin Franklin Bancorp, Inc.	10,847	142,963
	Berkshire Bancorp, Inc.	10,419	164,203
#	Berkshire Hills Bancorp, Inc.	297,904	7,230,130
	Beverly Hills Bancorp, Inc.	544,195	2,949,537
*	BFC Financial Corp.	33,229	47,850
*	BNCCORP., Inc.	30,052	455,889
*	BNS Holding, Inc.	45,855	676,361
#	Boston Private Financial Holdings, Inc.	1,341,900	36,955,926
	Brookline Bancorp, Inc.	2,273,469	23,303,057
*	Brunswick Bancorp	1,000	11,500
*	CabelTel International Corp.	1,070	1,525
	Cadence Financial Corp.	36,375	594,731
	California First National Bancorp	105,260	1,306,277
	Camco Financial Corp.	59,694	715,731
	Capital Bank Corp.	25,688	334,201
	Capital Southwest Corp.	24,682	2,967,764
	Cardinal Financial Corp.	314,501	3,012,920
	Carrollton Bancorp	3,333	41,063
#	Cathay General Bancorp	34,478	999,172
* #	Centennial Bank Holdings, Inc.	232,540	1,174,327
	Central Bancorp, Inc.	2,601	59,160
	Central Pacific Financial Corp.	1,056,063	21,343,033
	Centrue Financial Corp.	16,789	369,358
	CFS Bancorp, Inc.	369,685	5,253,224
#	Chemical Financial Corp.	862,675	21,653,142
	Citizens Community Bancorp, Inc.	15,657	143,888
	Citizens First Bancorp, Inc.	292,749	4,309,265
*	Citizens First Corp.	100	1,000
	Citizens Republic Bancorp, Inc.	214,936	3,056,390
	Citizens South Banking Corp.	33,902	394,958
* #	Citizens, Inc.	434,721	2,851,770
*	CNA Surety Corp.	1,129,753	23,306,804
	Codorus Valley Bancorp, Inc.	400	7,204
	Commerce Group, Inc.	144,348	5,189,311
	Commercial National Financial Corp.	2,064	34,366
	Commonwealth Bankshares, Inc.	6,625	119,250
* #	Community Bancorp	87,549	1,578,508
#	Community Bank System, Inc.	978,800	19,742,396
	Community Bankshares, Inc.	6,009	77,817
	Community Capital Corp.	13,100	228,988
	Community Central Bank Corp.	367	2,764
	Community Trust Bancorp, Inc.	26,029	735,319
	Community West Bancshares	2,977	34,310
* #	CompuCredit Corp.	594,327	7,702,478
* #	Consumer Portfolio Services, Inc.	138,716	459,150
	Cooperative Bankshares, Inc.	18,045	247,036
*	Core-Mark Holding Co., Inc.	45,816	1,229,243
#	Corus Bankshares, Inc.	288,763	2,740,361
* #	Cowen Group, Inc.	163,882	1,758,454
*	Cowlitz Bancorporation	7,258	90,507
	Crawford & Co. Class A	779	2,586
#	Crawford & Co. Class B	23,180	92,720
*	Crescent Financial Corp.	9,865	100,524

8

*	Dearborn Bancorp, Inc.	122,282	1,249,722
	Delphi Financial Group, Inc. Class A	1,393,794	53,577,441
#	Delta Financial Corp.	418,907	770,789
	Dime Community Bancshares	240,493	3,263,490
	Donegal Group, Inc. Class A	632,243	10,678,584
	Donegal Group, Inc. Class B	62,385	1,189,994
*	Eastern Insurance Holdings, Inc.	25,747	417,874
	ECB Bancorp, Inc.	2,589	66,019
	EMC Insurance Group, Inc.	423,479	10,311,714
* #	Encore Capital Group, Inc.	306,793	3,150,764
#	Epoch Holding Corp.	106,300	1,487,137
	ESB Financial Corp.	33,841	351,608
	Farmers Capital Bank Corp.	2,674	74,872
	FBL Financial Group, Inc. Class A	1,025,311	38,008,279
	Federal Agriculture Mortgage Corp. Class A	800	14,840
#	Federal Agriculture Mortgage Corp. Class C	306,000	8,326,260
	Fidelity Bancorp, Inc.	3,703	54,990
	Fidelity Southern Corp.	16,395	180,345
	Financial Institutions, Inc.	136,690	2,464,521
	First Bancorp of Indiana, Inc.	2,300	32,947
	First Bancshares, Inc.	7,807	129,596
*	First Bank of Delaware	70,003	192,508
	First Citizens BancShares, Inc.	7,193	1,127,071
#	First Commonwealth Financial Corp.	532,073	6,193,330
#	First Community Bancorp	1,028,648	46,278,874
	First Defiance Financial Corp.	184,905	4,086,400
	First Federal Bancshares of Arkansas, Inc.	123,780	1,887,645
	First Federal Bankshares, Inc.	5,984	92,752
	First Federal of Northern Michigan Bancorp, Inc.	15,942	114,623
#	First Financial Corp.	333,069	9,452,498
	First Franklin Corp.	4,414	49,790
*	First Investors Financial Services Group, Inc.	118,400	745,920
*	First Keystone Financial, Inc.	41,772	501,264
	First M&F Corp.	37,053	610,633
*	First Mariner Bancorp, Inc.	31,644	192,396
	First Merchants Corp.	583,939	12,665,637
	First National Lincoln Corp.	15,558	228,703
	First Niagara Financial Group, Inc.	2,599,583	32,312,817
	First PacTrust Bancorp, Inc.	24,316	491,183
	First Place Financial Corp.	555,534	8,021,911
	First Security Group, Inc.	66,386	630,667
	First State Bancorporation	160,345	2,344,244
	First United Corp.	27,215	549,743
	First West Virginia Bancorp, Inc.	4,275	59,807
	Firstbank Corp.	52,898	832,629
*	FirstCity Financial Corp.	203,932	1,655,928
* #	FirstFed Financial Corp.	151,042	5,289,491
#	Flagstar Bancorp, Inc.	1,915,700	12,068,910
	Flushing Financial Corp.	402,355	6,461,821
	FNB Corp.	38,354	1,044,379
	FNB United Corp.	44,484	556,050
*	FPIC Insurance Group, Inc.	347,273	14,838,975
* #	Franklin Bank Corp.	568,893	2,417,795
* #	Franklin Credit Management Corp.	57,350	60,217
	Gateway Financial Holdings, Inc.	187,497	2,491,835

9

#	GB&T Bancshares, Inc.	472,138	5,014,106
	German American Bancorp, Inc.	127,249	1,673,324
*	Great Lakes Bancorp, Inc.	254,490	3,280,376
	Greene Bancshares, Inc.	106,284	3,174,703
	Guaranty Federal Bancshares, Inc.	14,450	413,270
	Habersham Bancorp	2,407	35,407
*	Hallmark Financial Services, Inc.	17,737	265,346
	Harleysville Group, Inc.	1,157,853	40,524,855
#	Harleysville Savings Financial Corp.	13,864	180,232
	Harrington West Financial Group, Inc.	33,077	405,193
	Hawthorn Bancshares, Inc.	6,769	192,916
#	Heartland Financial USA, Inc.	7,337	146,667
	Hercules Technology Growth Capital, Inc.	877,224	10,360,015
	Heritage Commerce Corp.	3,333	59,327
	HF Financial Corp.	89,626	1,356,938
	HMN Financial, Inc.	113,053	2,709,880
	Home Federal Bancorp	15,693	392,325
	HopFed Bancorp, Inc.	1,300	18,850
	Horace Mann Educators Corp.	1,707,808	33,404,724
	IBERIABANK Corp.	115,761	5,602,832
	Imperial Capital Bancorp, Inc.	150,288	3,426,566
	Independence Holding Co.	166,856	2,262,567
#	Infinity Property & Casualty Corp.	728,812	28,489,261
	Integra Bank Corp.	103,192	1,658,295
	Intervest Bancshares Corp.	42,757	681,119
	Investors Title Co.	29,092	1,098,223
#	Irwin Financial Corp.	978,042	7,951,481
	Jefferson Bancshares, Inc.	17,167	173,387
*	KMG America Corp.	319,200	1,979,040
	KNBT Bancorp, Inc.	907,391	14,391,221
*	Knight Capital Group, Inc.	1,758,239	23,472,491
* #	LaBranche & Co., Inc.	1,323,440	7,027,466
#	Lakeland Bancorp, Inc.	209,095	2,406,683
#	LandAmerica Financial Group, Inc.	641,080	16,873,226
	Landmark Bancorp, Inc.	7,560	207,446
	Leesport Financial Corp.	22,617	400,773
	Legacy Bancorp, Inc.	87,880	1,118,712
	Lincoln Bancorp	22,722	362,643
#	LNB Bancorp, Inc.	33,520	477,660
	LSB Corp.	43,555	706,027
	LSB Financial Corp.	5,519	117,279
#	MainSource Financial Group, Inc.	421,042	6,340,893
*	Marlin Business Services, Inc.	64,265	867,578
	MASSBANK Corp.	86,847	3,143,861
	Mayflower Bancorp, Inc.	3,699	45,368
#	MB Financial, Inc.	1,061,237	33,641,213
#	MBT Financial Corp.	77,122	732,659
#	MCG Capital Corp.	2,701,386	30,525,662
*	Meadowbrook Insurance Group, Inc.	891,164	8,189,797
	Medallion Financial Corp.	554,699	5,452,691
#	Mercantile Bancorp, Inc.	5,363	141,047
#	Mercantile Bank Corp.	25,871	443,170
	Mercer Insurance Group, Inc.	219,283	3,883,502
#	Meta Financial Group, Inc.	33,100	1,302,816
	MFB Corp.	21,960	566,239

10

	MicroFinancial, Inc.	210,796	1,313,259
	Midland Co.	202,258	12,936,422
#	Midwest Banc Holdings, Inc.	71,641	902,677
	MidWestOne Financial Group, Inc.	11,512	195,128
	MutualFirst Financial, Inc.	40,659	707,467
#	National Penn Bancshares, Inc.	77,601	1,219,112
	National Security Group, Inc.	3,514	63,217
	National Western Life Insurance Co. Class A	39,724	7,983,332
*	Navidec Financial, Inc.	5,188	3,943
*	Navigators Group, Inc.	587,373	34,478,795
#	Nelnet, Inc. Class A	48,200	664,678
	New Hampshire Thrift Bancshares, Inc.	43,167	539,588
	New Westfield Financial, Inc.	28,312	273,494
#	New York Community Bancorp, Inc.	19,368	360,438
#	NewAlliance Bancshares, Inc.	1,737,854	22,418,317
	NewBridge Bancorp	56,197	559,722
*	Newtek Business Services, Inc.	143,080	173,127
* #	NexCen Brands, Inc.	467,613	2,104,259
	North Central Bancshares, Inc.	39,100	1,284,826
*	North Pointe Holdings Corp.	4,335	46,038
	Northeast Bancorp	21,700	336,350
	Northeast Community Bancorp, Inc.	25,440	297,394
	Northrim Bancorp, Inc.	31,287	586,006
	Northway Financial, Inc.	6,704	112,292
	NYMAGIC, Inc.	199,416	4,442,988
	Oak Hill Financial, Inc.	105,968	3,187,517
#	OceanFirst Financial Corp.	38,851	639,487
* #	Ocwen Financial Corp.	1,372,959	7,688,570
#	Omega Financial Corp.	421,066	13,031,993
*	Pacific Mercantile Bancorp	1,280	16,934
*	Pacific Premier Bancorp, Inc.	66,986	626,989
	Pamrapo Bancorp, Inc.	646	13,159
	Park Bancorp, Inc.	2,392	59,262
	Parkvale Financial Corp.	64,258	1,851,273
	Partners Trust Financial Group, Inc.	1,358,720	17,323,680
#	Patriot Capital Funding, Inc.	151,835	1,627,671
	Patriot National Bancorp	2,847	50,363
	PAULA Financial	88,600	178,972
*	Penn Treaty American Corp.	606,600	4,003,560
*	Pennsylvania Commerce Bancorp, Inc.	2,489	69,866
	Peoples Bancorp of Indiana	13,637	216,146
	Peoples Bancorp of North Carolina	417	6,830
	Peoples Bancorp, Inc.	285,396	6,903,729
	Peoples Community Bancorp	5,084	77,175
*	Pico Holdings, Inc.	570,094	21,942,918
	Pinnacle Bancshares, Inc.	15,481	192,274
*	Pinnacle Financial Partners, Inc.	75	2,185
*	Piper Jaffray Companies, Inc.	561,861	26,025,402
*	PMA Capital Corp. Class A	1,070,565	9,356,738
	Premier Financial Bancorp, Inc.	16,758	217,854
	Presidential Life Corp.	960,437	16,557,934
	Princeton National Bancorp, Inc.	4,295	103,166
* #	ProAssurance Corp.	291,817	16,003,244
	ProCentury Corp.	289,990	4,080,159
#	Prosperity Bancshares, Inc.	446,618	14,354,303

11

	Provident Bankshares Corp.	189,239	4,437,655
	Provident Financial Holdings, Inc.	215,447	3,934,062
#	Provident Financial Services, Inc.	2,590,379	38,493,032
#	Provident New York Bancorp	1,244,683	15,185,133
	Pulaski Financial Corp.	3,320	35,823
	Rainier Pacific Financial Group, Inc.	168,324	2,492,878
	Renasant Corp.	186,311	3,634,928
	Republic Bancorp, Inc. Class A	12,831	208,504
*	Republic First Bancorp, Inc.	45,081	347,124
#	Resource America, Inc.	86,130	1,397,029
* #	Rewards Network, Inc.	127,787	668,326
	Riverview Bancorp, Inc.	230,926	3,025,131
	RLI Corp.	208,079	12,407,751
	Rome Bancorp, Inc.	142,341	1,658,273
*	RTW, Inc.	162,150	1,989,581
	Rurban Financial Corp.	9,714	125,602
	Safety Insurance Group, Inc.	141,127	5,152,547
#	Sanders Morris Harris Group, Inc.	197,997	1,926,511
#	Sandy Spring Bancorp, Inc.	97,790	2,871,114
*	SCPIE Holdings, Inc.	208,312	5,659,837
*	Seabright Insurance Holdings	576,767	8,945,656
#	Security Bank Corp.	57,716	650,459
#	Selective Insurance Group, Inc.	2,003,526	47,263,178
	Shore Financial Corp.	11,584	139,877
#	Simmons First National Corp. Class A	366,559	9,563,524
#	South Financial Group, Inc.	662,834	11,877,985
#	South Street Financial Corp.	11,002	77,509
*	Southcoast Financial Corp.	25,576	381,082
	Southern Community Financial Corp.	242,809	1,651,101
*	Southern Connecticut Bancorp, Inc.	24,565	179,325
*	Southern First Bancshares, Inc.	1,100	19,800
	State Auto Financial Corp.	679,691	18,949,785
	Sterling Financial Corp.	273,906	4,911,135
	Stewart Information Services Corp.	603,700	16,342,159
* #	Stratus Properties, Inc.	94,357	2,962,810
* #	Sun American Bancorp	2,280	10,853
* #	Sun Bancorp, Inc.	753,049	12,688,876
* #	Superior Bancorp	207,012	1,240,002
#	Susquehanna Bancshares, Inc.	2,017,413	40,126,347
	Sussex Bancorp	13,809	171,370
	SWS Group, Inc.	246,400	3,341,184
	Taylor Capital Group, Inc.	80,639	1,785,347
	Team Financial, Inc.	900	13,113
#	TF Financial Corp.	50,720	1,343,573
	The Phoenix Companies, Inc.	3,130,300	37,626,206
	The Wilber Corp.	1,460	13,169
	The Ziegler Companies, Inc.	8,100	274,388
	TierOne Corp.	82,777	1,936,982
	Timberland Bancorp, Inc.	232,548	3,604,494
	Tower Financial Corp.	5,735	72,261
* #	Trenwick Group, Ltd.	199,776	170
* #	Triad Guaranty, Inc.	338,584	2,915,208
#	UMB Financial Corp.	1,226,962	46,158,310
#	Umpqua Holdings Corp.	1,176,470	18,988,226
*	Unico American Corp.	145,800	1,516,320

12

#	Union Bankshares Corp.	9,231	191,174
*	United America Indemnity, Ltd.	257,176	5,092,085
*	United Capital Corp.	90,204	2,291,182
#	United Community Financial Corp.	876,783	4,971,360
	United Financial Bancorp, Inc.	7,541	81,217
	United Fire & Casualty Co.	1,047,792	32,292,949
* #	United PanAm Financial Corp.	157,259	880,650
	United Western Bancorp, Inc.	61,876	1,300,015
	Unity Bancorp, Inc.	9,674	88,324
*	Universal American Financial Corp.	49,643	1,183,489
	Univest Corporation of Pennsylvania	941	20,043
#	Vineyard National Bancorp Co.	5,968	64,454
#	Virginia Financial Group, Inc.	46,407	800,985
	Wainwright Bank & Trust Co.	15,525	200,583
	Washington Savings Bank, F.S.B.	11,972	69,677
	Wayne Savings Bancshares, Inc.	7,100	79,094
#	Wesbanco, Inc.	688,092	16,500,446
	Whitney Holding Corp.	266,807	7,310,512
	Willow Financial Bancorp, Inc.	475,095	4,465,893
*	Wilshire Enterprises, Inc.	103,903	404,183
#	Wintrust Financial Corp.	522,798	18,465,225
	WVS Financial Corp.	3,826	61,637
	Zenith National Insurance Corp.	254,472	10,695,458
* #	ZipRealty, Inc.	54,100	269,418
Total Financials			1,782,560,792

Health Care — (4.1%)
*	Accelrys, Inc.	597,995	4,801,900
* #	Acusphere, Inc.	100	80
* #	Adolor Corp.	247,754	966,241
*	Albany Molecular Research, Inc.	1,174,986	15,521,565
*	Allied Healthcare International, Inc.	1,235,748	3,039,940
*	Allied Healthcare Products, Inc.	134,047	837,794
*	Allion Healthcare, Inc.	152,205	891,921
#	Alpharma, Inc. Class A	1,580,900	33,198,900
*	American Dental Partners, Inc.	115,837	2,308,631
	American Shared Hospital Services	67,434	204,325
*	AMICAS, Inc.	1,200,806	2,965,991
	Analogic Corp.	162,131	8,725,890
*	AngioDynamics, Inc.	394,510	7,657,439
*	Applera Corp. - Celera Group	237,100	3,584,952
*	Aradigm Corp.	580	986
* #	ATS Medical, Inc.	228,794	450,724
*	Avigen, Inc.	548,540	2,292,897
*	Bioanalytical Systems, Inc.	31,800	274,752
*	BioScrip, Inc.	1,252,181	11,006,671
*	Bradley Pharmaceuticals, Inc.	483,560	9,521,296
* #	Caliper Life Sciences, Inc.	918,052	5,021,744
	Cambrex Corp.	131,283	1,016,130
*	Cantel Medical Corp.	477,400	8,445,206
* #	Capital Senior Living Corp.	729,626	5,990,229
*	Cardiac Science Corp.	659,982	5,563,648
*	Cardiotech International, Inc.	40,691	37,436
*	Coley Pharmaceutical Group, Inc.	60,193	479,738
*	Conmed Corp.	917,014	22,815,308

13

*	Criticare Systems, Inc.	86,400	267,840
*	Cross Country Healthcare, Inc.	1,081,232	15,742,738
* #	CuraGen Corp.	1,242,336	1,316,876
*	Curis, Inc.	20	18
* #	CytRx Corp.	86	287
	Datascope Corp.	59,767	2,186,875
*	Daxor Corp.	6,927	110,763
*	Del Global Technologies Corp.	135,934	401,005
*	Digirad Corp.	152,527	546,047
*	Dyax Corp.	208,482	792,232
* #	Emisphere Technologies, Inc.	73,632	240,040
*	Endologix, Inc.	75,780	200,059
* #	Enzon Pharmaceuticals, Inc.	52,700	498,542
* #	Epicept Corp.	36,099	51,622
*	etrials Worldwide, Inc.	1,423	4,269
*	E-Z-EM, Inc.	164,855	3,412,499
* #	Gene Logic, Inc.	1,054,548	1,034,617
* #	Genitope Corp.	416,606	1,753,911
*	Gentiva Health Services, Inc.	712,714	12,871,615
* #	Greatbatch, Inc.	467,800	9,627,324
* #	GTC Biotherapeutics, Inc.	371,069	374,780
*	Hanger Orthopedic Group, Inc.	716,900	7,498,774
*	Harvard Bioscience, Inc.	439,981	1,865,519
*	HealthTronics, Inc.	816,766	3,463,088
* #	Hi-Tech Pharmacal Co., Inc.	213,058	2,139,102
	Hooper Holmes, Inc.	2,066,200	3,367,906
* #	ImmunoGen, Inc.	280,638	1,347,062
*	Incyte Corp.	318,278	2,730,825
* #	Infinity Pharmaceuticals, Inc.	182,303	1,748,286
* #	Insmed, Inc.	23,725	21,115
*	IntegraMed America, Inc.	180,179	2,243,229
	Invacare Corp.	275,742	7,169,292
* #	I-Trax, Inc.	276,720	1,001,726
	Kewaunee Scientific Corp.	45,603	888,802
*	Kindred Healthcare, Inc.	1,810,575	44,485,828
* #	La Jolla Pharmaceutical Co.	3,800	14,098
*	Langer, Inc.	61,059	152,648
*	Lannet Co., Inc.	15,450	55,620
* #	Lipid Sciences, Inc.	82,902	77,928
* #	Magyar Bancorp, Inc.	8,990	96,643
* #	Martek Biosciences Corp.	240,977	6,231,665
*	Matria Healthcare, Inc.	36,725	834,392
*	Maxygen, Inc.	545,857	4,132,137
*	MedCath Corp.	509,104	12,941,424
*	Medical Staffing Network Holdings, Inc.	465,249	2,838,019
*	MEDTOX Scientific, Inc.	51,964	945,225
* #	Merge Technologies, Inc.	378,290	495,560
* #	Monogram Biosciences, Inc.	768,315	952,711
* #	Nanogen, Inc.	344,656	217,271
*	National Dentex Corp.	29,712	465,290
*	Neose Technologies, Inc.	19,426	31,082
* #	Neurocrine Biosciences, Inc.	1,262,303	16,435,185
*	Neurogen Corp.	15,526	51,236
*	North American Scientific, Inc.	128,261	43,609
*	NOVT Corp.	2,900	7,105

14

*	Nutraceutical International Corp.	42,400	467,672
* # •	OCA, Inc.	573,971	5,740
* #	Occulogix, Inc.	28,430	3,696
*	Orchid Cellmark, Inc.	242,150	1,109,047
*	Orthologic Corp.	368,515	482,755
* #	Oscient Pharmaceuticals Corp.	3,036	4,341
*	Osteotech, Inc.	465,729	3,828,292
*	PDI, Inc.	453,141	4,395,468
*	Pharmacopia, Inc.	136,031	618,941
* #	Pharmacyclics, Inc.	9,648	19,778
*	Pharmanet Development Group, Inc.	658,955	26,028,723
* #	PharMerica Corp.	627,751	9,246,772
*	Prospect Medical Holdings, Inc.	9,700	41,128
* #	RadNet, Inc.	125,146	1,176,372
*	RehabCare Group, Inc.	605,278	13,981,922
*	Renovis, Inc.	707,071	2,382,829
*	Res-Care, Inc.	478,332	10,896,403
*	Rotech Healthcare, Inc.	3,727	1,793
* #	Rural/Metro Corp.	131,700	416,172
* #	Sonic Innovations, Inc.	198,766	1,655,721
	Span-American Medical System, Inc.	8,689	103,747
* #	Spectrum Pharmaceuticals, Inc.	38,844	127,020
*	SRI/Surgical Express, Inc.	143,792	606,802
*	SunLink Health Systems, Inc.	63,900	396,819
*	Synovis Life Technologies, Inc.	228,535	4,298,743
*	Theragenics Corp.	1,077,500	4,234,575
*	Third Wave Technologies, Inc.	4,476	36,121
*	Threshold Pharmaceuticals, Inc.	40,722	22,857
* #	Titan Pharmaceuticals, Inc.	295,998	520,956
* #	United American Healthcare Corp.	15,300	46,818
*	Urologix, Inc.	176,958	231,815
*	Via Pharmaceuticals, Inc.	42	112
* #	Vical, Inc.	202,097	925,604
Total Health Care			424,361,249

Industrials — (14.9%)
*	A. T. Cross Co. Class A	219,595	1,965,375
	A.O. Smith Corp.	666,930	23,602,653
*	Accuride Corp.	407,549	3,093,297
	Aceto Corp.	709,087	5,615,969
* #	Active Power, Inc.	970,649	2,183,960
* #	AeroCentury Corp.	4,020	73,164
*	AirNet Systems, Inc.	306,200	603,214
	Alamo Group, Inc.	242,076	4,478,406
* #	Alaska Air Group, Inc.	1,481,600	37,528,928
* #	Allied Defense Group, Inc.	161,623	945,495
* #	Amerco, Inc.	125,426	8,211,640
	Ameron International Corp.	109,416	11,574,024
*	Amistar Corp.	38,200	17,954
	Ampco-Pittsburgh Corp.	55,616	1,958,796
	Angelica Corp.	327,356	5,673,079
	Applied Industrial Technologies, Inc.	1,560,250	47,135,153
	Applied Signal Technologies, Inc.	40,558	517,926
*	Argon ST, Inc.	30	547
#	Arkansas Best Corp.	924,790	21,085,212

15

*	Arotech Corp.	236,670	610,609
*	Avalon Holding Corp. Class A	68,532	445,458
*	Axsys Technologies, Inc.	293,438	12,412,427
*	Baldwin Technology Co., Inc. Class A	219,100	1,073,590
#	Bowne & Co., Inc.	1,012,336	18,282,788
*	Breeze-Eastern Corp.	70,150	785,680
#	Briggs & Stratton Corp.	1,978,267	45,104,488
*	Butler International, Inc.	79,500	35,775
#	C&D Technologies, Inc.	806,600	4,266,914
* #	Capstone Turbine Corp.	150	183
	Champion Industries, Inc.	255,093	1,380,053
*	Channell Commercial Corp.	23,536	49,426
	Chase Corp.	1,000	19,080
	Chicago Rivet & Machine Co.	11,925	262,350
	CIRCOR International, Inc.	536,549	23,280,861
*	Comforce Corp.	41,900	91,761
	Comfort Systems USA, Inc.	53,183	624,900
*	Commercial Vehicle Group, Inc.	494,453	6,591,058
*	Competitive Technologies, Inc.	2,491	5,331
	CompX International, Inc.	44,668	629,819
* #	Continental Airlines, Inc.	1,188,119	33,445,550
*	Cornell Companies, Inc.	462,648	10,881,481
*	Corrpro Companies, Inc.	85,375	132,331
*	Covenant Transport Group Class A	397,387	2,833,369
*	CPI Aerostructures, Inc.	27,313	238,169
*	Devcon International Corp.	51,420	134,720
* #	Distributed Energy Systems Corp.	566,064	191,896
*	Dollar Thrifty Automotive Group, Inc.	904,600	23,465,324
*	Ducommun, Inc.	314,702	11,568,446
#	Eastern Co.	29,200	577,284
	Ecology & Environment, Inc. Class A	31,274	337,759
	Electro Rent Corp.	609,952	8,344,143
#	Encore Wire Corp.	44,143	754,845
*	EnerSys	1,772,662	41,249,845
	Ennis, Inc.	406,400	7,461,504
*	EnPro Industries, Inc.	497,744	15,230,966
	Espey Manufacturing & Electronics Corp.	8,176	161,067
*	Esterline Technologies Corp.	1,067,623	55,751,273
* #	ExpressJet Holdings, Inc.	1,808,860	4,522,150
	Federal Signal Corp.	890,915	10,245,523
* #	First Advantage Corp.	4,622	84,120
*	First Aviation Services, Inc.	8,900	16,020
* #	Frontier Airlines Holdings, Inc.	1,162,114	7,088,895
	Frozen Food Express Industries, Inc.	581,149	3,207,942
*	Furmanite Corp.	213,047	2,200,776
	G & K Services, Inc. Class A	841,808	34,236,331
* #	Gehl Co.	435,496	7,059,390
*	GP Strategies Corp.	298,365	2,673,350
#	Greenbrier Companies, Inc.	142,864	3,168,724
*	Griffon Corp.	631,082	8,153,579
	Hardinge, Inc.	235,603	3,715,459
*	Hawaiian Holdings, Inc.	478,013	2,452,207
*	Henry Bros. Electronics, Inc.	1,100	5,500
*	Herley Industries, Inc.	490,778	6,934,700
*	Hudson Technologies, Inc.	38,700	32,508

16

*	Huttig Building Products, Inc.	387,321	1,479,566
#	IKON Office Solutions, Inc.	3,552,107	44,863,111
*	Industrial Distribution Group, Inc.	305,175	3,424,064
*	Innotrac Corp.	106,164	366,266
*	International Shipholding Corp.	118,181	3,032,524
*	Intersections, Inc.	178,577	1,766,127
* #	JetBlue Airways Corp.	236,079	1,652,553
*	JPS Industries, Inc.	42,300	243,225
*	Kadant, Inc.	466,760	13,750,750
	Kaman Corp. Class A	668,259	21,317,462
* #	Kansas City Southern	1,356,900	46,718,067
#	Kelly Services, Inc. Class A	1,069,270	20,369,594
*	Key Technology, Inc.	33,103	1,150,329
	L.S. Starrett Co. Class A	82,363	1,551,719
*	LECG Corp.	70,594	1,119,621
*	LGL Group, Inc.	11,967	82,572
*	Lydall, Inc.	500,800	4,852,752
* #	M&F Worldwide Corp.	572,776	29,423,503
*	Mac-Gray Corp.	328,500	3,942,000
*	Magnetek, Inc.	915,260	4,017,991
*	MAIR Holdings, Inc.	611,184	3,086,479
*	Marten Transport, Ltd.	663,142	7,268,036
* # •	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	18,176
* #	Medialink Worldwide, Inc.	153,369	622,678
*	Merrimac Industries, Inc.	49,026	451,039
*	Mesa Air Group, Inc.	1,118,546	4,228,104
* #	Midwest Air Group, Inc.	267,257	4,163,864
* #	Milacron, Inc.	112,476	323,931
*	Misonix, Inc.	200,682	953,240
*	Mobile Mini, Inc.	255,943	4,919,224
*	Modtech Holdings, Inc.	452,314	416,129
*	Moore Handley, Inc.	2,000	5,660
*	MTC Technologies, Inc.	23,182	379,026
	Mueller Water Products, Inc. Class B	133,800	1,339,338
	NACCO Industries, Inc. Class A	115,300	11,681,043
*	Nashua Corp.	132,537	1,552,008
*	National Patent Development Corp.	230,265	575,663
*	National Technical Systems, Inc.	174,728	1,188,150
* #	Navigant Consulting, Inc.	50,700	658,086
* #	NCI Building Systems, Inc.	281,100	9,650,163
* #	North America Galvanizing & Coatings, Inc.	5,010	34,669
*	P.A.M. Transportation Services, Inc.	98,613	1,480,181
*	Paragon Technologies, Inc.	3,056	24,295
*	Park-Ohio Holdings Corp.	189,212	4,454,050
*	Patrick Industries, Inc.	139,779	1,657,779
* #	PGT, Inc.	79,400	438,288
*	PHH Corp.	1,914,210	42,418,894
* #	Plug Power, Inc.	62,885	227,644
#	Preformed Line Products Co.	64,200	3,457,170
* #	Protection One, Inc.	43,556	508,299
	Providence & Worcester Railroad Co.	59,132	1,085,664
* #	Quanta Services, Inc.	3,069,532	84,043,786
*	RCM Technologies, Inc.	246,357	1,414,089
#	Regal-Beloit Corp.	1,033,713	48,667,208

17

*	Republic Airways Holdings, Inc.	1,471,815	29,554,045
	Robbins & Myers, Inc.	164,269	11,252,427
*	Rush Enterprises, Inc. Class A	887,683	13,989,884
*	Rush Enterprises, Inc. Class B	272,810	4,321,310
*	Saia, Inc.	501,132	6,534,761
*	School Specialty, Inc.	781,665	27,897,624
*	Sequa Corp. Class A	91,800	16,060,410
*	Sequa Corp. Class B	28,300	4,927,313
	Servidyne, Inc.	20,194	125,203
*	Servotronics, Inc.	4,400	54,560
*	Shaw Group, Inc.	261,215	16,566,255
*	SIFCO Industries, Inc.	69,569	1,360,074
	Skywest, Inc.	1,524,809	40,117,725
*	SPACEHAB, Inc.	8,253	17,332
*	Sparton Corp.	148,636	786,284
*	Spherion Corp.	2,072,689	16,125,520
	Standex International Corp.	305,696	5,832,680
	Supreme Industries, Inc.	167,988	979,370
	Sypris Solutions, Inc.	560,937	3,898,512
*	SYS Technologies	1,800	3,780
*	TeamStaff, Inc.	77,600	53,544
	Technology Research Corp.	129,075	469,833
	Tecumseh Products Co. Class A	452,870	10,764,720
*	Tecumseh Products Co. Class B	21,008	444,739
	Titan International, Inc.	775	21,282
	Todd Shipyards Corp.	83,150	1,756,960
*	Trailer Bridge, Inc.	108,769	1,160,565
* #	TRC Companies, Inc.	396,188	3,324,017
#	Tredegar Industries, Inc.	1,336,086	19,319,804
* #	Trex Co., Inc.	3,800	26,182
#	Trinity Industries, Inc.	1,735,425	43,923,607
#	Triumph Group, Inc.	502,617	40,842,657
* #	TRM Corp.	352,224	253,601
*	Tufco Technologies, Inc.	19,339	136,340
*	United Rentals, Inc.	1,648,501	38,360,618
#	Universal Forest Products, Inc.	102,372	2,928,863
*	USA Truck, Inc.	227,204	3,294,458
* #	Valence Technology, Inc.	4,800	11,040
*	Valpey Fisher Corp.	10,689	52,376
	Viad Corp.	208,300	6,459,383
*	Volt Information Sciences, Inc.	472,100	6,005,112
	Wabash National Corp.	888,064	6,136,522
	Walter Industries, Inc.	453,000	15,714,570
#	Watts Water Technologies, Inc.	470,855	13,777,217
*	WCA Waste Corp.	41,285	315,005
#	Werner Enterprises, Inc.	3,144,701	55,189,503
*	Westaff, Inc.	300,060	1,131,226
*	Willis Lease Finance Corp.	166,102	2,175,936
* #	Wolverine Tube, Inc.	221,000	240,890
Total Industrials			1,523,985,977

Information Technology — (14.5%)
*	3Com Corp.	2,915,804	12,567,115
*	Acorn Factor, Inc.	89,400	379,950
*	Actel Corp.	866,519	9,497,048

18

*	ActivIdentity Corp.	1,507,621	6,136,017
*	Adaptec, Inc.	3,890,153	13,032,013
*	Aehr Test Systems	44,066	257,786
*	Aetrium, Inc.	74,848	398,191
#	Agilysys, Inc.	925,734	12,858,445
* •	Allen Organ Co.	4,900	79,821
	Alliance Semiconductor Corp.	574,401	896,066
*	Allied Motion Technologies, Inc.	44,400	198,024
*	Analysts International Corp.	552,181	717,835
*	Anaren, Inc.	534,840	8,236,536
*	Andrew Corp.	693,724	10,169,994
*	Answerthink, Inc.	303,609	1,378,385
*	APA Enterprises, Inc.	154,000	157,080
*	Applied Micro Circuits Corp.	10,045,274	25,213,638
*	Aspen Technology, Inc.	335,927	5,697,322
*	Astea International, Inc.	12,900	81,012
	Astro-Med, Inc.	67,272	637,739
* #	Atari, Inc.	856	1,438
*	Authentidate Holding Corp.	52,694	40,111
*	Autobytel, Inc.	1,343,035	4,324,573
* #	Avanex Corp.	351,637	527,456
	Avici Systems, Inc.	142,733	1,060,506
* #	Avid Technology, Inc.	76,035	2,017,209
*	Aviza Technology, Inc.	108,403	227,646
*	Avocent Corp.	402,900	10,032,210
*	Aware, Inc.	523,956	2,583,103
*	Axcelis Technologies, Inc.	3,309,575	15,687,386
*	AXT, Inc.	651,638	2,821,593
* #	BearingPoint, Inc.	2,574,494	9,396,903
	Bel Fuse, Inc. Class B	4,155	124,318
*	Bell Industries, Inc.	158,363	254,964
*	Bell Microproducts, Inc.	966,970	5,415,032
* #	Benchmark Electronics, Inc.	2,042,032	36,654,474
	Black Box Corp.	645,233	23,744,574
*	Blonder Tongue Laboratories, Inc.	22,100	33,371
	Bogen Communications International, Inc.	43,800	284,700
*	Bookham, Inc.	667,010	1,694,205
* #	Borland Software Corp.	2,287,952	7,390,085
*	Brooks Automation, Inc.	3,338,368	44,834,282
*	CalAmp Corp.	785,834	2,027,452
*	California Micro Devices Corp.	153,870	604,709
*	CallWave, Inc.	314,366	880,225
*	Captaris, Inc.	588,216	2,388,157
* #	Carrier Access Corp.	620,632	1,408,835
*	Catalyst Semiconductor, Inc.	433,184	2,256,889
*	Catapult Communications Corp.	411,281	2,981,787
*	Centillium Communications, Inc.	100,829	139,144
*	CEVA, Inc.	430,299	4,406,262
*	Checkpoint Systems, Inc.	7,200	171,072
*	Ciber, Inc.	1,961,800	13,379,476
*	Ciprico, Inc.	113,790	605,932
*	Clarus Corp.	382,900	2,412,270
	CLST Holdings, Inc.	392,669	157,068
*	Coherent, Inc.	1,274,820	36,676,571
#	Cohu, Inc.	582,738	9,119,850

19

	Comarco, Inc.	8,917	46,279
* # •	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	75,876	849,811
*	Computer Task Group, Inc.	221,900	1,153,880
* #	Conexant Systems, Inc.	375,156	416,423
*	Credence Systems Corp.	3,417,658	7,006,199
*	CSP, Inc.	34,710	242,970
	CTS Corp.	1,267,200	13,394,304
*	Cyberoptics Corp.	211,952	2,583,695
*	Data I/O Corp.	84,600	477,990
	Dataram Corp.	81,298	276,413
* #	Delphax Technologies, Inc.	72,125	45,078
*	Digi International, Inc.	686,761	10,562,384
*	Digimarc Corp.	462,222	4,340,265
* #	Digital Angel Corp.	342,550	321,997
* #	Ditech Networks, Inc.	979,349	3,163,297
*	Dot Hill Systems Corp.	1,535,410	3,899,941
*	DSP Group, Inc.	305,915	4,139,030
*	Dynamics Research Corp.	139,119	1,523,353
*	Easylink Services International Corp.	48,900	163,815
*	Edgewater Technology, Inc.	307,970	2,017,204
* #	EFJ, Inc.	198,233	580,823
*	Electro Scientific Industries, Inc.	944,861	19,133,435
*	Electroglas, Inc.	475,233	689,088
*	EMS Technologies, Inc.	442,743	12,888,249
* #	En Pointe Technologies, Inc.	38,700	119,583
*	Endwave Corp.	151,006	1,183,887
* #	Entegris, Inc.	5,263,489	45,581,815
*	Entertainment Distribution Co., Inc.	1,263,032	884,122
* #	EPIQ Systems, Inc.	337,822	5,884,859
*	ePlus, Inc.	252,532	2,649,061
* #	eSpeed, Inc.	114,593	1,157,389
*	ESS Technology, Inc.	752,909	1,121,834
*	Evans & Sutherland Computer Corp.	180,800	242,272
* #	Exar Corp.	1,609,242	14,788,934
*	Forgent Networks, Inc.	354,464	474,982
	Frequency Electronics, Inc.	225,168	2,132,341
*	FSI International, Inc.	884,762	1,592,572
*	Genesis Microchip, Inc.	1,268,966	6,395,589
*	Gerber Scientific, Inc.	439,223	4,172,619
*	Giga-Tronics, Inc.	28,200	51,042
*	GTSI Corp.	303,830	2,941,074
*	Halifax Corp.	23,500	43,475
*	hi/fn, Inc.	415,097	2,436,619
*	Hutchinson Technology, Inc.	881,215	23,184,767
* #	Hypercom Corp.	1,608,400	8,604,940
* #	Ibis Technology Corp.	50,340	21,646
*	iGATE Capital Corp.	307,300	2,599,758
*	Ikanos Communications	21,039	124,761
*	I-many, Inc.	388,700	1,263,275
	Imation Corp.	1,472,105	29,545,147
*	InFocus Corp.	1,398,787	2,433,889
#	InfoSpace, Inc.	1,166,632	20,777,716
*	Innovex, Inc.	415,039	240,723
*	Insight Enterprises, Inc.	1,768,216	35,028,359

20

*	InsWeb Corp.	22,666	245,699
*	Integrated Silicon Solution, Inc.	1,241,929	8,097,377
*	Intelligent Systems Corp.	51,275	169,208
*	Intelligroup, Inc.	70,500	177,660
*	Internet Capital Group, Inc.	1,309,197	14,623,730
*	Interwoven, Inc.	1,339,218	16,445,597
*	Intest Corp.	37,677	87,034
*	IntriCon Corp.	75,200	1,037,760
*	Iomega Corp.	1,632,500	5,828,025
* #	iPass, Inc.	506,786	2,214,655
*	IXYS Corp.	215,451	1,665,436
*	Jaco Electronics, Inc.	120,680	155,677
*	JDA Software Group, Inc.	877,939	18,384,043
*	Jupitermedia Corp.	162,824	698,515
	Keithley Instruments, Inc.	27,599	262,191
*	Kemet Corp.	2,971,884	18,425,681
*	Key Tronic Corp.	245,425	1,018,514
*	Keynote Systems, Inc.	435,750	5,995,920
*	Kopin Corp.	367,906	1,324,462
*	Kratos Defense & Security Solutions, Inc.	452,939	1,014,583
* #	L-1 Identity Solutions, Inc.	2,692,729	50,030,905
* #	Lantronix, Inc.	135,516	132,128
*	Lattice Semiconductor Corp.	3,648,538	12,259,088
* #	Lawson Software, Inc.	91,434	888,738
* #	LeCroy Corp.	381,268	3,313,219
* #	LightPath Technologies, Inc.	30,600	94,554
*	Logic Devices, Inc.	90,700	151,469
*	LogicVision, Inc.	150,300	135,270
*	LookSmart, Ltd.	189,537	549,657
*	Loral Space & Communications, Inc.	237,796	8,142,135
*	Management Network Group, Inc.	307,249	734,325
#	Maximus, Inc.	274,600	10,709,400
* #	MDI, Inc.	145,900	100,627
*	MedQuist, Inc.	119,652	1,232,416
*	Mercury Computer Systems, Inc.	660,925	9,689,161
*	Merix Corp.	677,378	3,969,435
	Methode Electronics, Inc.	1,003,844	12,096,320
*	Microtune, Inc.	10,484	54,517
*	MKS Instruments, Inc.	2,185,873	39,717,312
*	Moldflow Corp.	11,835	188,768
*	MPS Group, Inc.	3,798,092	42,158,821
*	MRV Communications, Inc.	673,000	1,507,520
*	MSC. Software Corp.	590,074	7,794,878
*	MTM Technologies, Inc.	5,800	4,292
*	Nanometrics, Inc.	474,025	4,740,250
* #	Napster, Inc.	20,300	56,434
*	NetManage, Inc.	81,916	306,366
*	Network Engines, Inc.	18,100	29,684
*	Network Equipment Technologies, Inc.	209,684	2,608,469
* #	Newport Corp.	1,393,169	18,473,421
* #	NMS Communications Corp.	189,400	293,570
*	Nu Horizons Electronics Corp.	566,317	3,822,640
* #	NYFIX, Inc.	478,227	2,128,110
	O.I. Corp.	57,459	729,155
*	Omtool, Ltd.	52,214	193,192

21

	Openwave Systems, Inc.	1,225,609	3,370,425
*	Oplink Communications, Inc.	154,042	2,487,778
	OPTi, Inc.	164,800	659,200
*	Optical Cable Corp.	108,602	435,494
*	OSI Systems, Inc.	573,723	14,222,593
*	Overland Storage, Inc.	364,605	546,908
* #	Palm, Inc.	2,596,758	18,099,403
*	PAR Technology Corp.	76,694	561,400
* #	PC Connection, Inc.	717,524	9,177,132
*	PC-Tel, Inc.	663,560	4,970,064
	Pegasystems, Inc.	442,070	5,472,827
*	Perceptron, Inc.	248,505	2,818,047
*	Performance Technologies, Inc.	248,466	1,207,545
*	Pericom Semiconductor Corp.	883,588	14,641,053
*	Perot Systems Corp.	107,900	1,418,885
*	Pervasive Software, Inc.	540,923	2,428,744
*	Photon Dynamics, Inc.	560,649	5,045,841
*	Photronics, Inc.	1,494,716	15,380,628
*	Planar Systems, Inc.	496,255	2,818,728
* #	PlanetOut, Inc.	39,420	265,297
*	PLATO Learning, Inc.	537,478	2,192,910
* #	Powerwave Technologies, Inc.	3,443,518	14,256,165
* •	Price Communications Liquidation Trust	1,498,306	204,639
	Printronix, Inc.	150,909	2,342,108
*	Qualstar Corp.	30,281	96,899
*	Quantum Corp.	1,362,100	4,317,857
*	QuickLogic Corp.	407,417	1,450,405
* #	Rackable Systems, Inc.	354,932	3,780,026
*	RadiSys Corp.	116,583	1,811,700
* #	RealNetworks, Inc.	909,230	5,609,949
	REMEC, Inc.	491,423	850,162
* #	RF Micro Devices, Inc.	120,780	698,108
*	RF Monolithics, Inc.	42,940	245,617
	Richardson Electronics,Ltd.	475,788	3,097,380
*	Rudolph Technologies, Inc.	982,840	11,744,938
*	S1Corp.	2,068,474	15,348,077
* #	Safeguard Scientifics, Inc.	2,608,391	5,138,530
*	Sanmina-SCI Corp.	612,683	1,084,449
* #	SatCon Technology Corp.	94,200	141,300
*	SCM Microsystems, Inc.	389,607	1,367,521
*	Seachange International, Inc.	946,372	7,135,645
*	Secure Computing Corp.	2,196,454	19,921,838
*	Selectica, Inc.	910,302	1,511,101
*	SI International, Inc.	198,457	5,151,944
* #	Sigmatel, Inc.	498,446	976,954
*	Sigmatron International, Inc.	16,500	169,620
*	Silicon Storage Technology, Inc.	3,492,371	9,918,334
* #	Skyworks Solutions, Inc.	6,805,399	61,793,023
* #	Sonic Foundry, Inc.	22,300	35,457
*	SonicWALL, Inc.	1,712,454	17,330,034
*	Spectrum Control, Inc.	239,691	3,561,808
*	Standard Microsystems Corp.	249,235	8,790,518
	StarTek, Inc.	178,960	1,748,439
*	SteelCloud, Inc.	5,800	6,496
*	SumTotal Systems, Inc.	1,297	6,252

22

* #	Sunair Electronics, Inc.	20,921	52,093
*	Sunrise Telecom, Inc.	187,300	406,441
*	Suntron Corp.	90,475	100,427
* #	SupportSoft, Inc.	628,581	2,728,042
*	Sycamore Networks, Inc.	6,461,973	24,878,596
*	Symmetricom, Inc.	723,914	3,120,069
*	SYNNEX Corp.	1,082,545	22,365,380
	Taitron Components, Inc.	6,400	10,080
*	Technical Communications Corp.	6,200	31,310
*	Technology Solutions Co.	69,968	234,393
*	TechTeam Global, Inc.	250,283	3,178,594
*	TeleCommunication Systems, Inc.	98,800	335,920
*	Telular Corp.	109,039	730,561
*	ThinkEngine Networks, Inc.	12,500	3,000
*	Tier Technologies, Inc.Class B	598,898	5,437,994
*	TII Network Technologies, Inc.	96,200	184,704
*	Tollgrade Communications, Inc.	447,090	3,549,895
*	Track Data Corp.	83,172	187,137
*	Transcat, Inc.	58,700	416,183
*	Trans-Lux Corp.	9,171	50,441
*	Triquint Semiconductor, Inc.	4,227,232	25,067,486
	TSR, Inc.	29,464	120,802
*	TTM Technologies, Inc.	77,908	941,908
*	Tumbleweed Communications Corp.	36,400	47,684
*	Ulticom, Inc.	214,619	1,609,643
* #	UTStarcom, Inc.	426,886	1,237,969
*	Vicon Industries, Inc.	100,950	962,054
*	Vignette Corp.	1,043,419	16,047,784
*	Virage Logic Corp.	50,419	422,007
* #	Vitesse Semiconductor, Inc.	10,800	10,260
* #	Vyyo, Inc.	29,614	136,521
*	Website Pros, Inc.	216,827	2,441,472
*	Westell Technologies, Inc.	297,223	451,779
*	White Electronics Designs Corp.	775,084	3,573,137
*	Winland Electronics, Inc.	37,800	83,538
*	Wireless Telecom Group, Inc.	255,888	473,393
*	WPCS International, Inc.	17,394	177,245
*	Zhone Technologies, Inc.	619,202	774,003
*	ZILOG, Inc.	7,584	23,890
*	Zones, Inc.	168,700	1,626,268
*	Zoran Corp.	1,546,429	33,743,081
*	Zygo Corp.	317,096	3,580,014
Total Information Technology			1,483,276,234

Materials — (6.3%)
	A.Schulman, Inc.	1,030,591	22,219,542
*	American Pacific Corp.	140,308	2,062,528
* #	Atlantis Plastics, Inc.	46,200	38,808
*	Buckeye Technologies, Inc.	1,296,877	18,519,404
#	Calgon Carbon Corp.	624,620	9,094,467
*	Caraustar Industries, Inc.	929,928	3,840,603
	Chesapeake Corp.	679,606	4,145,597
* #	Coeur d’Alene Mines Corp.	146,424	610,588
*	Continental Materials Corp.	6,900	187,335
*	Core Molding Technologies, Inc.	40,202	284,228

23

*	Detrex Corp.	12,700	106,680
	Ferro Corp.	1,022,518	21,667,156
	Friedman Industries, Inc.	148,327	1,075,371
#	Georgia Gulf Corp.	406,589	3,025,022
	Gibraltar Industries, Inc.	951,590	13,303,228
	Glatfelter Co.	1,477,800	22,211,334
* #	Graphic Packaging Corp.	4,498,876	18,445,392
	H.B.Fuller Co.	236,221	5,974,029
* #	Headwaters, Inc.	1,038,048	12,456,576
*	Impreso, Inc.	6,400	14,080
	Louisiana-Pacific Corp.	874,589	13,451,179
*	Material Sciences Corp.	441,767	3,653,413
*	Maxxam, Inc.	103,300	2,851,080
	Metal Management, Inc.	60,242	2,772,337
#	Minerals Technologies, Inc.	834,658	55,838,620
*	Mod-Pac Corp.	43,834	359,439
	Myers Industries, Inc.	309,588	6,179,376
	Neenah Paper, Inc.	1,500	45,270
#	NL Industries, Inc.	346,591	3,497,103
	NN, Inc.	594,996	5,277,615
*	Northern Technologies International Corp.	5,116	57,555
*	Northwest Pipe Co.	255,454	8,498,955
	Olympic Steel, Inc.	297,900	7,787,106
*	OM Group, Inc.	234,751	13,214,134
	Penford Corp.	242,483	5,868,089
* #	Peoplesupport, Inc.	242,801	3,411,354
*	PolyOne Corp.	3,256,242	20,416,637
	Quaker Chemical Corp.	192,838	4,200,012
*	Ready Mix, Inc.	10,563	88,729
*	Rock of Ages Corp.	101,474	565,210
	Rock-Tenn Co.Class A	1,181,923	31,179,129
*	Rosetta Resources, Inc.	104,162	1,906,165
	Schnitzer Steel Industries, Inc.Class A	694,566	43,354,810
	Schweitzer-Maudoit International, Inc.	516,900	13,801,230
#	Sensient Technologies Corp.	1,477,603	40,885,275
#	Spartech Corp.	1,153,800	15,760,908
	Steel Dynamics, Inc.	93,108	4,684,263
#	Stepan Co.	210,044	6,414,744
* #	Terra Industries, Inc.	2,783,800	105,171,964
#	Tronox, Inc.Class A	586,400	4,837,800
	Tronox, Inc.Class B	167,499	1,356,742
*	U.S.Concrete, Inc.	1,237,654	4,653,579
#	U.S.Energy Corp.	25,300	120,175
* #	U.S.Gold Corp.	947,505	3,249,942
	Vulcan International Corp.	11,100	649,073
	Wausau Paper Corp.	1,579,999	14,899,391
*	Webco Industries, Inc.	9,290	910,420
#	Wellman, Inc.	921,869	967,962
#	Westlake Chemical Corp.	775,995	15,341,421
*	Williams Industries, Inc.	3,400	7,480
#	Worthington Industries, Inc.	744,269	15,771,060
Total Materials			643,238,714

Other — (0.0%)
* •	Big4Ranch, Inc.	73,300	—

24

* •	ePresence, Inc.Escrow Shares	312,600	9,378
* •	Noel Group, Inc.	95,400	1,193
* •	Petrocorp, Inc.Escrow Shares	102,600	6,156
* •	Tripos Escrow Shares	200	48
Total Other			16,775

Real Estate Investment Trusts — (0.2%)
	Potlatch Corp.	344,500	15,815,995

Telecommunication Services — (0.5%)
	Alaska Communications Systems Group, Inc.	113,500	1,702,500
*	Arbinet-thexchange, Inc.	206,946	1,231,329
*	Cincinnati Bell, Inc.	121,200	576,912
	D&E Communications, Inc.	452,877	6,598,418
*	GoAmerica, Inc.	559	3,142
	IDT Corp.	683,248	5,288,340
#	IDT Corp.Class B	2,214,800	17,962,028
* #	LCC International, Inc.Class A	600,415	1,471,017
* #	Level3 Communications, Inc.	553,590	1,860,062
*	Metro One Telecommunications, Inc.	88,279	173,910
*	Point.360	73,147	142,637
*	SunCom Wireless Holdings, Inc.	193,840	5,140,637
#	SureWest Communications	471,935	8,546,743
*	Xeta Corp.	83,938	357,576
Total Telecommunication Services			51,055,251

Utilities — (0.7%)
	Black Hills Corp.	3	125
	Connecticut Water Services, Inc.	238,466	5,797,108
	Delta Natural Gas Co., Inc.	26,700	663,495
#	Empire District Electric Co.	12,300	283,392
	Energy West, Inc.	2,700	38,475
	Florida Public Utilities Co.	3,400	40,086
*	Maine & Maritimes Corp.	9,703	335,724
	Middlesex Water Co.	115	2,168
	New Jersey Resources Corp.	492,700	24,856,715
	South Jersey Industries, Inc.	988,982	36,493,436
	Southwest Gas Corp.	1,700	49,164
	Unitil Corp.	52,700	1,441,345
Total Utilities			70,001,233

TOTAL COMMON STOCKS			8,632,148,797

RIGHTS/WARRANTS — (0.0%)
* •	CSF Holding, Inc.Litigation Rights	40,500	—
* •	Del Global Technologies Corp.Warrants 03/28/08	19,927	37,861
* •	Imperial Credit Industries, Inc.Warrants 01/31/08	4,082	—
TOTAL RIGHTS/WARRANTS			37,861

25

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $173,735,000 FNMA 4.50%, 11/01/19,valued at $121,417,412) to be repurchased at $119,658,257	$119,614	119,614,000

SECURITIES LENDING COLLATERAL — (14.5%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,602,501,621 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 11/01/35 to 11/01/37, valued at $1,473,434,482) to be repurchased at $1,431,071,011	1,430,519	1,430,518,914
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $51,501,428 FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 02/01/32 to 05/01/37, valued at $24,601,845) to be repurchased at $23,786,581	23,777	23,777,466
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $34,875,000 FNMA 5.342%, 05/01/35, valued at $32,493,858) to be repurchased at $31,558,240	31,546	31,546,068

TOTAL SECURITIES LENDING COLLATERAL		1,485,842,448

TOTAL INVESTMENTS - (100.0%) (Cost $10,266,734,429)		$10,237,643,106

See accompanying Notes to Financial Statements.

26

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (77.9%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	86,120	$901,676
*	4Kids Entertainment, Inc.	42,500	531,250
*	99 Cents Only Stores	130,300	1,050,218
*	A.C. Moore Arts & Crafts, Inc.	67,200	1,066,464
	Aaron Rents, Inc.	147,800	2,972,258
	Aaron Rents, Inc. Class A	10,050	197,985
* #	AbitibiBowater Canada, Inc.	91,838	2,062,681
	Acme Communications, Inc.	49,802	155,382
	Acme United Corp.	10,600	150,520
* #	Aeropostale, Inc.	116,375	2,973,381
*	AFC Enterprises, Inc.	57,597	628,383
*	Aftermarket Technology Corp.	72,904	2,035,480
	Aldila, Inc.	17,933	307,910
*	Alloy, Inc.	45,005	303,784
	Ambassadors Group, Inc.	14,159	259,676
#	Ambassadors International, Inc.	32,810	394,376
* #	AMDL, Inc.	16,419	72,244
	American Axle & Manufacturing Holdings, Inc.	176,977	4,091,708
*	American Biltrite, Inc.	3,955	20,764
	American Greetings Corp. Class A	178,400	4,149,584
* #	America’s Car-Mart, Inc.	34,100	369,985
#	Ameristar Casinos, Inc.	178,372	5,599,097
*	AnnTaylor Stores Corp.	47,498	1,446,314
#	Arbitron, Inc.	98,899	3,941,125
#	Arctic Cat, Inc.	38,830	414,316
	Ark Restaurants Corp.	12,387	455,842
	ArvinMeritor, Inc.	238,000	2,406,180
#	Asbury Automotive Group, Inc.	141,500	2,368,710
*	Ashworth, Inc.	41,218	157,041
*	Audible, Inc.	81,032	934,299
*	Audiovox Corp. Class A	55,400	707,458
* #	Avatar Holdings, Inc.	27,427	1,194,720
*	Bakers Footwear Group, Inc.	20,412	56,133
*	Ballantyne of Omaha, Inc.	45,721	265,639
*	Bally Technologies, Inc.	177,460	7,400,082
*	Barry (R.G.) Corp.	33,670	244,444
	Bassett Furniture Industries, Inc.	26,704	237,666
	Beasley Broadcast Group, Inc.	23,252	162,764
#	Beazer Homes USA, Inc.	7,482	63,522
	Bebe Stores, Inc.	180,027	2,430,364
	Belo Corp. Class A	194,800	3,225,888
*	Benihana, Inc.	23,347	338,531
*	Benihana, Inc. Class A	28,836	403,704
	Big 5 Sporting Goods Corp.	43,000	706,490

1

* #	Big Dog Holdings, Inc.	7,926	121,743
* #	Big Lots, Inc.	2,874	53,658
*	Birks & Mayors, Inc.	1,765	11,031
*	BJ’s Restaurants, Inc.	86,992	1,547,588
#	Blockbuster, Inc. Class A	245,034	874,771
*	Blockbuster, Inc. Class B	240,300	723,303
* #	Blue Nile, Inc.	37,500	2,767,875
*	Bluegreen Corp.	92,865	666,771
	Blyth, Inc.	127,100	2,500,057
	Bob Evans Farms, Inc.	118,638	3,658,796
#	Bon-Ton Stores, Inc.	48,314	564,308
	Books-A-Million, Inc.	53,954	652,304
#	Borders Group, Inc.	35,076	438,801
	Bowl America, Inc. Class A	3,465	55,093
*	Bright Horizons Family Solutions, Inc.	12,600	476,154
*	Broadview Institute, Inc.	200	440
	Brown Shoe Company, Inc.	143,875	2,441,559
*	Buca, Inc.	67,747	77,232
	Buckle, Inc.	99,700	3,520,407
* #	Buffalo Wild Wings, Inc.	42,109	1,217,371
* #	Build-A-Bear-Workshop, Inc.	39,000	615,030
#	Building Materials Holding Corp.	78,942	451,548
* #	Cabela’s, Inc.	198,600	3,284,844
*	Cache, Inc.	54,355	727,813
* #	California Coastal Communities, Inc.	36,162	213,356
*	California Pizza Kitchen, Inc.	96,918	1,541,965
	Callaway Golf Co.	244,100	4,164,346
	Canterbury Park Holding Corp.	5,208	57,548
#	Carmike Cinemas, Inc.	42,628	503,010
*	Carriage Services, Inc.	58,300	622,061
* #	Carter’s, Inc.	197,080	4,420,504
* #	Casual Male Retail Group, Inc.	127,340	789,508
*	Catalina Lighting, Inc.	1,760	8,888
	Cato Corp. Class A	102,950	1,550,427
*	Cavalier Homes, Inc.	59,649	121,684
*	Cavco Industries, Inc.	21,082	795,635
	CBRL Group, Inc.	101,481	3,395,554
* #	CEC Entertainment, Inc.	111,077	3,165,694
* #	Champion Enterprises, Inc.	255,600	2,305,512
* •	Championship Auto Racing Teams, Inc.	1,697	—
#	Charles and Colvard, Ltd.	55,078	130,535
*	Charlotte Russe Holding, Inc.	84,500	1,390,870
*	Charming Shoppes, Inc.	342,735	1,895,325
* #	Charter Communications, Inc.	1,409,875	1,861,035
* #	Cheesecake Factory, Inc.	165,933	3,864,580
#	Cherokee, Inc.	31,118	980,528
	Christopher & Banks Corp.	113,913	1,836,278
*	Chromcraft Revington, Inc.	6,100	29,585
	Churchill Downs, Inc.	44,893	2,355,985
#	Citadel Broadcasting Co.	369,490	849,827
* #	Citi Trends, Inc.	45,554	703,809
	CKE Restaurants, Inc.	128,900	1,884,518
	Coachmen Industries, Inc.	40,300	212,381
	Coast Distribution System, Inc.	9,251	62,074
	Cobra Electronics Corp.	8,178	44,488

2

*	Coinstar, Inc.	92,800	2,424,864
* #	Coldwater Creek, Inc.	98,014	808,615
	Collectors Universe, Inc.	27,072	379,008
	Columbia Sportswear Co.	10,483	503,289
* #	Comstock Homebuilding Companies, Inc.	10,150	8,932
*	Concord Camera Corp.	18,525	52,797
*	Congoleum Corp. Class A	3,500	1,750
* #	Conn’s, Inc.	79,484	1,438,660
	Cooper Tire & Rubber Co.	204,800	3,149,824
*	Corinthian Colleges, Inc.	294,098	5,134,951
* #	Cosi, Inc.	36,670	86,541
* #	Cost Plus, Inc.	52,775	166,241
*	Cost-U-Less, Inc.	2,900	34,075
	Courier Corp.	43,835	1,440,873
*	Cox Radio, Inc.	119,200	1,404,176
	CPI Corp.	21,248	589,844
	Craftmade International, Inc.	15,898	126,389
* #	Crown Media Holdings, Inc.	252,034	1,832,287
* #	CSK Auto Corp.	100,180	976,755
	CSS Industries, Inc.	34,700	1,373,426
*	Culp, Inc.	35,081	291,874
*	Cumulus Media, Inc. Class A	146,780	1,234,420
*	Cybex International, Inc.	57,125	265,631
*	Cycle Country Accessories Corp.	15,600	28,548
*	Daily Journal Corp.	200	8,950
*	Deckers Outdoor Corp.	42,000	6,055,140
	Decorator Industries, Inc.	2,862	12,192
*	dELiA*s, Inc.	48,557	165,094
	Delta Apparel, Inc.	14,480	142,338
*	Design Within Reach, Inc.	44,748	177,202
*	DG Fastchannel, Inc.	55,512	1,085,815
*	Diedrich Coffee, Inc.	5,325	19,436
*	Directed Electronics, Inc.	8,899	16,819
*	Dixie Group, Inc.	35,100	315,900
* #	Dominion Homes, Inc.	21,900	14,892
*	Dorman Products, Inc.	34,000	476,340
#	Dover Downs Gaming & Entertainment, Inc.	52,215	576,976
	Dover Motorsports, Inc.	54,812	372,722
*	Drew Industries, Inc.	72,496	1,980,591
*	drugstore.com, Inc.	295,279	903,554
	DRYCLEAN USA, Inc.	300	480
*	Duckwall-ALCO Stores, Inc.	4,953	146,510
* #	E Com Ventures, Inc.	2,175	44,174
	Educational Development Corp.	6,757	37,163
*	Einstein Noah Restaurant Group, Inc.	10,601	189,228
*	ELXSI Corp.	1,800	5,040
*	EMAK Worldwide, Inc.	10,946	14,011
*	Emerson Radio Corp.	84,622	118,471
#	Emmis Communications Corp. Class A	105,099	452,977
*	Enova Systems, Inc.	5,919	21,604
	Entercom Communications Corp.	108,600	1,769,094
*	Entravision Communications Corp.	212,117	1,586,635
* #	Escala Group, Inc.	80,070	168,147
	Escalade, Inc.	17,696	165,635
#	Ethan Allen Interiors, Inc.	105,900	3,024,504

3

*	Fairchild Corp. Class A	53,352	129,112
*	Famous Dave’s of America, Inc.	33,823	468,110
	Federal Screw Works	1,562	17,182
*	Federal-Mogul Corp.	57,900	42,556
	Finish Line, Inc. Class A	101,372	380,145
*	Finlay Enterprises, Inc.	25,900	76,923
*	Flanigan’s Enterprises, Inc.	5,680	47,428
* #	Fleetwood Enterprises, Inc.	213,800	1,169,486
	Flexsteel Industries, Inc.	11,449	146,318
*	Foamex International, Inc.	8,939	32,180
	Footstar, Inc.	25,400	114,300
*	Fossil, Inc.	143,780	6,231,425
*	Fountain Powerboat Industries, Inc.	9,675	13,061
*	Franklin Covey Co.	65,496	457,817
*	Franklin Electronic Publishers, Inc.	8,900	29,459
	Fred’s, Inc.	102,050	1,063,361
	Frisch’s Restaurants, Inc.	7,300	201,845
	FTD Group, Inc.	47,300	633,820
* #	Fuel Systems Solutions, Inc.	50,401	742,911
*	Full House Resorts, Inc.	23,650	65,747
#	Furniture Brands International, Inc.	150,600	1,525,578
*	Gaiam, Inc.	5,300	124,815
*	GameTech International, Inc.	41,860	325,252
* #	Gaming Partners International Corp.	25,523	205,205
* #	Gander Mountain Co.	63,047	305,778
*	Gaylord Entertainment Co.	2,351	98,883
*	Gemstar-TV Guide International, Inc.	1,181,114	6,968,573
* #	Genesco, Inc.	75,000	2,325,000
* #	Gentek, Inc.	34,583	1,037,490
*	G-III Apparel Group, Ltd.	56,139	806,717
*	Gottschalks, Inc.	44,902	171,526
	Gray Television, Inc.	133,560	1,136,596
	Gray Television, Inc. Class A	6,500	55,997
*	Great Wolf Resorts, Inc.	52,859	571,934
#	Group 1 Automotive, Inc.	75,700	2,034,816
* #	GSI Commerce, Inc.	154,522	4,036,115
* #	Gymboree Corp.	102,474	3,418,533
*	Hampshire Group, Ltd.	8,000	100,400
#	Handleman Co.	63,705	140,788
*	Harris Interactive, Inc.	190,500	798,195
#	Harte-Hanks, Inc.	91,783	1,541,954
*	Hartmarx Corp.	106,000	424,000
*	Hastings Entertainment, Inc.	23,220	209,909
#	Haverty Furniture Co., Inc.	48,700	413,950
	Haverty Furniture Co., Inc. Class A	400	3,424
*	Hawk Corp.	24,200	386,232
*	Hayes Lemmerz International, Inc.	316,539	1,307,306
*	Hibbett Sporting Goods, Inc.	105,855	2,267,414
*	Hollywood Media Corp.	113,145	300,966
* #	Home Solutions of America, Inc.	152,600	161,756
	Hooker Furniture Corp.	20,088	337,880
*	Hot Topic, Inc.	52,445	330,928
*	Iconix Brand Group, Inc.	217,751	4,962,545
#	IHOP Corp.	59,700	3,029,178
	ILX Resorts, Inc.	7,763	46,578

4

*	Image Entertainment, Inc.	69,502	272,448
* #	Infosonics Corp.	43,300	88,332
*	Insignia Systems, Inc.	16,750	51,087
	Interface, Inc. Class A	181,406	3,163,721
*	Interstate Hotels & Resorts, Inc.	87,940	410,680
*#	INVESTools, Inc.	212,008	3,275,524
* #	iRobot Corp.	72,149	1,155,827
* #	Isle of Capri Casinos, Inc.	114,944	2,009,221
	J. Alexander’s Corp.	16,882	185,702
*	Jack in the Box, Inc.	60,100	1,799,995
	Jackson Hewitt Tax Service, Inc.	111,600	3,599,100
*	Jaclyn, Inc.	1,535	9,486
*	Jakks Pacific, Inc.	83,826	2,115,768
*	Jarden Corp.	17,864	470,895
*	Jennifer Convertibles, Inc.	17,391	68,694
*	Jo-Ann Stores, Inc.	79,106	1,302,085
	Johnson Outdoors, Inc.	12,700	292,608
* #	Jos. A. Bank Clothiers, Inc.	60,150	1,557,283
	Journal Communications, Inc. Class A	50,600	460,460
#	Journal Register Co.	129,700	285,340
	Kellwood Co.	72,276	1,083,417
	Kenneth Cole Productions, Inc. Class A	39,750	749,685
	Kimball International, Inc. Class B	87,410	1,166,049
*	Kirkland’s, Inc.	48,814	36,610
* #	Knology, Inc.	102,800	1,381,632
* #	Kona Grill, Inc.	12,522	197,221
	Koss Corp.	8,381	167,620
* #	Krispy Kreme Doughnuts, Inc.	134,700	359,649
*	KSW, Inc.	20,282	136,092
#	K-Swiss, Inc. Class A	83,200	1,510,080
	LaCrosse Footwear, Inc.	11,022	198,286
*	Lakeland Industries, Inc.	13,908	150,206
* #	Lakes Entertainment, Inc.	71,887	477,330
#	Landry’s Restaurants, Inc.	65,500	1,547,110
*	Lazare Kaplan International, Inc.	9,600	90,240
#	La-Z-Boy, Inc.	163,330	891,782
* #	Leapfrog Enterprises, Inc.	16,100	107,870
*	Lear Corp.	124,700	3,671,168
	Lee Enterprises, Inc.	130,700	1,829,800
*	Lenox Group, Inc.	39,900	112,119
	Levitt Corp. Class A	23,421	40,518
	Libbey, Inc.	48,000	744,480
	Liberty Homes, Inc. Class A	200	705
* #	LIFE TIME FITNESS, Inc.	96,500	5,241,880
#	Lifetime Brands, Inc.	41,598	533,286
*	Lin TV Corp.	93,200	1,045,704
*	Lincoln Educational Services	46,365	643,546
	Lithia Motors, Inc. Class A	46,697	728,473
* #	Live Nation, Inc.	218,726	2,935,303
*	LKQ Corp.	177,900	7,064,409
* #	Lodgenet Entertainment Corp.	74,034	1,421,453
*	Lodgian, Inc.	79,806	914,577
*	LOUD Technologies, Inc.	2,380	13,685
*	Luby’s, Inc.	84,300	921,399
#	M/I Homes, Inc.	34,700	348,041

5

*	Mace Security International, Inc.	45,800	94,348
* #	Magna Entertainment Corp.	19,800	28,908
*	Maidenform Brands, Inc.	76,700	1,002,469
#	Marine Products Corp.	121,298	892,753
* #	MarineMax, Inc.	58,175	951,161
* #	Martha Stewart Living Omnimedia, Inc.	86,900	882,035
	Matthews International Corp. Class A	109,367	4,827,459
*	Max & Erma’s Restaurants, Inc.	6,810	17,025
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	32,428
	McRae Industries, Inc. Class A	2,500	41,812
*	Meade Instruments Corp.	51,332	66,218
	Media General, Inc. Class A	76,700	1,899,859
* #	Mediacom Communications Corp.	267,941	1,208,414
*	Midas, Inc.	49,690	813,922
	Modine Manufacturing Co.	106,695	2,163,775
	Monaco Coach Corp.	93,450	843,853
*	Monarch Casino & Resort, Inc.	63,673	1,628,755
	Monro Muffler Brake, Inc.	71,734	1,511,435
* #	Morgans Hotel Group	77,900	1,440,371
*	Morgan’s Foods, Inc.	800	6,912
*	Morton’s Restaurant Group, Inc.	19,500	223,860
* #	Mothers Work, Inc.	10,454	177,927
*	Motorcar Parts of America, Inc.	2,400	28,200
	Movado Group, Inc.	65,700	1,819,890
*	Movie Star, Inc.	53,172	95,710
* #	MTR Gaming Group, Inc.	91,751	634,917
* #	Multimedia Games, Inc.	92,135	731,552
*	Nathan’s Famous, Inc.	18,305	320,154
*	National Lampoon, Inc.	13,900	34,750
	National Presto Industries, Inc.	7,419	401,813
*	Nature Vision, Inc.	500	1,175
#	Nautilus Group, Inc.	105,000	603,750
* #	Navarre Corp.	82,660	174,413
* #	Netflix, Inc.	225,882	5,217,874
*	Nevada Gold & Casinos, Inc.	36,850	54,538
	New Frontier Media, Inc.	80,964	392,675
*	Nitches, Inc.	2,592	5,469
*	Nobel Learning Communities, Inc.	15,225	220,610
	Nobility Homes, Inc.	13,693	260,441
#	Noble International, Ltd.	47,125	769,080
*	NTN Communications, Inc.	129,093	83,910
* #	Nutri/System, Inc.	68,474	1,722,121
*	Orange 21, Inc.	1,559	7,826
#	Orleans Homebuilders, Inc.	58,200	293,328
	O’Charleys, Inc.	75,662	1,128,120
*	Outdoor Channel Holdings, Inc.	80,200	559,796
* #	Overstock.com, Inc.	76,500	1,772,505
#	Oxford Industries, Inc.	57,600	1,426,752
*	P & F Industries, Inc. Class A	3,000	20,970
*	Pacific Sunwear of California, Inc.	226,320	3,707,122
* #	Palm Harbor Homes, Inc.	74,011	834,844
* #	Panera Bread Co.	42,903	1,719,123
* #	Papa John’s International, Inc.	106,100	2,498,655
*	PC Mall, Inc.	39,617	430,637
	Penske Automotive Group, Inc.	75,400	1,508,000

6

*	Perry Ellis International, Inc.	42,700	688,324
*	PetMed Express, Inc.	78,465	999,644
*	Phoenix Footwear Group, Inc.	18,400	27,232
#	Pier 1 Imports, Inc.	276,458	1,139,007
*	Pinnacle Entertainment, Inc.	146,000	4,007,700
* #	Playboy Enterprises, Inc. Class A	5,400	49,896
* #	Playboy Enterprises, Inc. Class B	91,800	863,838
* #	PokerTek, Inc.	12,900	95,331
#	Polaris Industries, Inc.	82,500	3,758,700
*	Pomeroy IT Solutions, Inc.	38,437	271,365
* #	Premier Exhibitions, Inc.	79,520	865,178
#	Pre-Paid Legal Services, Inc.	47,050	2,352,970
#	PRIMEDIA, Inc.	142,856	1,171,419
*	Princeton Review, Inc.	94,660	718,469
* #	Progressive Gaming International Corp.	121,875	292,500
*	Proliance International, Inc.	47,349	131,157
*	QEP Co., Inc.	9,675	101,104
*	Quaker Fabric Corp.	41,650	625
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	145,396	91,599
*	Quiksilver, Inc.	389,800	4,131,880
*	Radio One, Inc. Class D	269,349	549,472
*	Rainmaker Systems, Inc.	19,089	130,760
*	RC2 Corp.	67,791	1,971,362
	RCN Corp.	122,049	1,772,151
*	Reading International, Inc. Class A	20,349	203,490
*	Reading International, Inc. Class B	1,060	10,891
*	Red Lion Hotels Corp.	61,900	594,240
*	Red Robin Gourmet Burgers, Inc.	53,449	2,114,442
* #	RedEnvelope, Inc.	27,448	149,317
*	Regent Communications, Inc.	108,302	224,185
	Regis Corp.	100,400	2,950,756
*	Rentrak Corp.	34,500	483,000
*	Restoration Hardware, Inc.	121,281	856,244
* #	Retail Ventures, Inc.	152,789	1,060,356
*	Rex Stores Corp.	25,300	389,620
*	Riviera Holdings Corp.	10,600	289,380
*	Rockford Corp.	25,270	48,771
*	Rocky Brands, Inc.	16,700	116,900
*	Rubio’s Restaurants, Inc.	31,695	309,660
	Ruby Tuesday, Inc.	120,600	1,581,066
	Russ Berrie & Co., Inc.	58,800	976,080
*	Ruth’s Chris Steak House, Inc.	48,700	589,270
*	S&K Famous Brands, Inc.	2,100	21,577
*	Saga Communications, Inc. Class A	56,325	384,700
	Salem Communications Corp.	58,669	469,352
	Sauer-Danfoss, Inc.	155,899	3,788,346
*	Schieb (Earl), Inc.	2,200	8,250
*	Scholastic Corp.	133,433	4,702,179
#	Sealy Corp.	65,100	848,904
* #	Sharper Image Corp.	39,056	130,056
	Shiloh Industries, Inc.	52,328	515,431
*	Shoe Carnival, Inc.	34,879	405,992
* #	Shuffle Master, Inc.	105,330	1,408,262
*	Silverleaf Resorts, Inc.	16,300	85,412
	Sinclair Broadcast Group, Inc. Class A	168,600	1,745,010

7

*	Six Flags, Inc.	212,505	497,262
*	Skechers U.S.A., Inc. Class A	102,600	2,323,890
	Skyline Corp.	25,500	864,450
* #	Smith & Wesson Holding Corp.	128,600	1,280,856
	Sonesta International Hotels Corp. Class A	1,100	44,550
	Sonic Automotive, Inc.	100,000	2,311,000
*	Sonic Corp.	291,103	7,102,913
* #	Source Interlink Companies, Inc.	152,400	306,324
* #	Spanish Broadcasting System, Inc.	121,800	233,856
*	SPAR Group, Inc.	2,400	1,440
#	Spartan Motors, Inc.	103,625	1,034,177
	Speedway Motorsports, Inc.	101,030	3,409,762
*	Sport Chalet, Inc. Class A	4,625	34,641
*	Sport Chalet, Inc. Class B	3,666	27,018
	Sport Supply Group, Inc.	32,700	333,540
*	Sport-Haley, Inc.	2,900	6,728
	Stage Stores, Inc.	141,480	2,393,842
*	Stamps.com, Inc.	67,223	853,732
	Standard Motor Products, Inc.	58,300	432,003
#	Standard Pacific Corp.	82,300	284,758
#	Stanley Furniture, Inc.	7,138	80,088
	Star Buffet, Inc.	2,700	15,660
	Stein Mart, Inc.	116,536	631,625
	Steinway Musical Instruments, Inc.	20,800	587,600
*	Steven Madden, Ltd.	63,999	1,454,697
	Stewart Enterprises, Inc.	272,299	2,232,852
*	Stoneridge, Inc.	61,659	513,003
	Strattec Security Corp.	9,472	420,557
	Strayer Education, Inc.	1,272	230,054
	Sturm Ruger & Co., Inc.	81,900	757,575
*	Sun-Times Media Group, Inc. Class A	214,400	222,976
#	Superior Industries International, Inc.	85,200	1,577,904
	Superior Uniform Group, Inc.	7,900	89,270
#	Syms Corp.	28,300	458,460
* #	Syntax-Brillian Corp.	203,987	593,602
#	Systemax, Inc.	116,068	2,292,343
*	Talon International, Inc.	22,500	10,350
	Tandy Brand Accessories, Inc.	14,300	135,707
*	Tandy Leather Factory, Inc.	34,562	141,704
* #	Tarragon Corp.	13,100	22,270
*	Tarrant Apparel Group	77,437	86,729
#	Tempur-Pedic International, Inc.	64,500	1,915,005
*	Tenneco Automotive, Inc.	148,200	4,385,238
*	Texas Roadhouse, Inc.	19,700	248,023
*	The Children’s Place Retail Stores, Inc.	90,173	2,566,324
* #	The Dress Barn, Inc.	207,904	2,939,763
*	The Hallwood Group, Inc.	456	29,184
	The Marcus Corp.	69,800	1,257,796
	The Pep Boys - Manny, Moe & Jack	176,200	1,925,866
*	The Sports Club Co., Inc.	19,000	23,465
* #	The Steak n Shake Co.	88,918	1,028,781
* #	TiVo, Inc.	315,226	2,361,043
*	Tractor Supply Co.	66,456	2,726,025
	Traffix, Inc.	48,351	295,425
*	Trans World Entertainment Corp.	74,600	407,316

8

#	Triarc Companies, Inc. Class A	64,690	546,630
	Triarc Companies, Inc. Class B	82,663	695,196
*	Triple Crown Media, Inc.	16,355	74,252
* #	True Religion Apparel, Inc.	75,907	1,322,300
* #	Trump Entertainment Resorts, Inc.	83,459	431,483
#	Tuesday Morning Corp.	72,648	540,501
	Tupperware Corp.	197,700	6,895,776
* #	Tween Brands, Inc.	103,500	2,606,130
*	Unifi, Inc.	184,534	553,602
	Unifirst Corp.	46,326	1,731,203
*	Universal Electronics, Inc.	46,253	1,709,048
*	Universal Technical Institute, Inc.	91,020	1,604,683
*	Vail Resorts, Inc.	28,500	1,582,035
* #	Valassis Communications, Inc.	155,100	1,912,383
	Value Line, Inc.	16,720	691,539
* #	ValueVision Media, Inc. Class A	120,445	792,528
* #	Varsity Group, Inc.	36,537	10,230
* #	VCG Holding Corp.	54,710	560,777
	Virco Manufacturing Corp.	31,244	248,077
	Visteon Corp.	417,800	1,838,320
*	Volcom, Inc.	55,921	1,508,189
*	Voyager Learning Co.	81,100	433,885
*	Warnaco Group, Inc.	147,217	5,432,307
*	Waxman Industries, Inc.	600	4,500
* #	WCI Communities, Inc.	117,700	395,472
*	Wells-Gardner Electronics Corp.	30,538	52,220
* #	West Marine, Inc.	60,068	530,400
	Westwood One, Inc.	262,600	501,566
* #	Wet Seal, Inc. Class A	235,704	502,050
	Weyco Group, Inc.	4,255	116,502
*	Williams Controls, Inc.	11,771	205,639
*	Wilsons The Leather Experts, Inc.	111,345	121,366
*	Winmark Corp.	12,239	263,138
#	Winnebago Industries, Inc.	102,334	2,202,228
* #	WisdomTree Investments, Inc.	4,500	13,050
* #	WMS Industries, Inc.	158,821	5,304,621
	Wolverine World Wide, Inc.	180,000	4,458,600
	World Wrestling Entertainment, Inc.	75,600	1,191,456
* #	WorldSpace, Inc. Class A	19,200	67,008
* #	Xanadoo Co.	170	56,950
	Xerium Technologies, Inc.	48,200	286,790
*	Young Broadcasting, Inc. Class A	64,811	91,384
* #	Zale Corp.	158,600	2,837,354
* #	Zumiez, Inc.	65,326	1,816,063
Total Consumer Discretionary			504,954,221

Consumer Staples — (3.1%)
	Alico, Inc.	24,095	1,069,577
*	Alliance One International, Inc.	319,316	1,318,775
#	American Italian Pasta Co.	57,100	413,975
#	Andersons, Inc.	60,510	2,566,834
*	Atlantic Premium Brands, Ltd.	1,900	1,548
*	Bactolac Pharmaceutical, Inc.	1	1,462
*	Boston Beer Co., Inc. Class A	32,200	1,068,718
*	Bridgford Foods Corp.	11,450	79,692

9

*	Cagle’s, Inc. Class A	4,012	34,704
#	Calavo Growers, Inc.	35,252	656,745
#	Cal-Maine Foods, Inc.	70,500	1,736,415
* #	Caribou Coffee Co.	8,723	39,951
	Casey’s General Stores, Inc.	168,610	4,889,690
	CCA Industries, Inc.	19,866	193,495
* #	Central European Distribution Corp.	133,739	6,686,950
*	Central Garden & Pet Co.	69,600	373,752
*	Central Garden & Pet Co. Class A	139,200	730,800
* #	Chattem, Inc.	63,100	4,474,421
#	Chiquita Brands International, Inc.	143,396	2,751,769
	Coca-Cola Bottling Co. Consolidated	13,285	753,791
*	Cuisine Solutions, Inc.	53,122	236,393
*	Darling International, Inc.	269,700	2,764,425
	Diamond Foods, Inc.	34,071	681,761
*	Elizabeth Arden, Inc.	92,700	2,227,581
	Farmer Brothers Co.	29,900	687,401
#	Flowers Foods, Inc.	268,405	6,235,048
#	Gatehouse Media, Inc.	44,100	361,620
	Glacier Water Services, Inc.	3,500	210,000
	Golden Enterprises, Inc.	12,900	39,216
#	Great Atlantic & Pacific Tea, Inc.	139,500	4,191,975
* #	Green Mountain Coffee, Inc.	75,003	2,446,598
	Griffin Land & Nurseries, Inc. Class A	2,471	85,818
*	Hain Celestial Group, Inc.	131,595	4,353,163
*	IGI, Inc.	934	999
#	Imperial Sugar Co.	25,220	575,520
	Ingles Market, Inc. Class A	40,759	969,657
*	Integrated Biopharma, Inc.	40,600	125,860
	Inter Parfums, Inc.	65,936	1,204,651
	J & J Snack Foods Corp.	61,817	2,001,634
*	Katy Industries, Inc.	11,399	15,389
	Lancaster Colony Corp.	105,485	4,063,282
	Lance, Inc.	103,192	2,140,202
* #	Lifeway Foods, Inc.	55,870	568,757
	Longs Drug Stores Corp.	113,700	6,017,004
#	Mannatech, Inc.	85,600	540,136
* #	Maui Land & Pineapple Co., Inc.	24,428	687,648
* #	Medifast, Inc.	41,900	176,399
#	MGP Ingredients, Inc.	51,855	426,248
*	Monterey Pasta Co.	54,287	184,033
#	Nash Finch Co.	42,840	1,528,960
	National Beverage Corp.	151,060	1,117,844
*	Natrol, Inc.	27,908	121,400
*	Natural Alternatives International, Inc.	20,009	160,672
* #	Natural Health Trends Corp.	19,173	30,485
	Nature’s Sunshine Products, Inc.	39,984	381,048
	Nu Skin Enterprises, Inc. Class A	219,000	3,874,110
	Oil-Dri Corp. of America	6,525	141,397
*	Omega Protein Corp.	43,723	314,806
* #	Pantry, Inc.	71,300	2,052,727
* #	Parlux Fragrances, Inc.	59,046	237,365
*	Pathmark Stores, Inc.	163,678	2,111,446
* #	Peet’s Coffee & Tea, Inc.	44,857	1,198,579
*	Performance Food Group Co.	121,287	3,358,437

10

*	Pizza Inn, Inc.	9,500	27,075
*	Prestige Brands Holdings, Inc.	99,500	827,840
	PriceSmart, Inc.	95,368	2,844,827
*	Pyramid Breweries, Inc.	28,463	68,596
	Ralcorp Holdings, Inc.	84,300	5,175,177
#	Reddy Ice Holdings, Inc.	45,000	1,174,050
*	Redhook Ale Brewery, Inc.	24,893	158,817
#	Reliv International, Inc.	53,547	421,950
* #	Revlon, Inc.	1,331,416	1,531,128
	Rocky Mountain Chocolate Factory, Inc.	19,971	349,892
	Ruddick Corp.	154,892	5,543,585
#	Sanderson Farms, Inc.	65,200	2,025,112
*	Sanfilippo (John B.) & Son, Inc.	25,490	216,155
*	Scheid Vineyards, Inc.	440	16,071
	Schiff Nutrition International, Inc.	15,675	87,780
	Seaboard Corp.	1,190	1,795,710
*	Seneca Foods Corp. Class A	700	17,990
*	Seneca Foods Corp. Class B	1,300	33,540
	Spartan Stores, Inc.	70,075	1,576,687
* #	Spectrum Brands, Inc.	158,400	818,928
* #	Star Scientific, Inc.	240,895	228,850
	Stephan Co.	3,400	11,203
	Tasty Baking Co.	22,700	222,006
*	Tofutti Brands, Inc.	17,730	51,417
#	Tootsie Roll Industries, Inc.	118,005	2,907,643
* #	TreeHouse Foods, Inc.	25,231	594,695
* #	United Natural Foods, Inc.	133,613	3,913,525
	United-Guardian, Inc.	7,500	76,200
	Universal Corp.	84,100	4,514,488
* #	USANA Health Services, Inc.	59,260	2,469,957
#	Vector Group, Ltd.	194,074	4,273,509
* #	Vermont Pure Holdings, Ltd.	16,500	26,895
	Village Super Market, Inc.	4,197	224,917
	WD-40 Co.	57,189	2,268,688
	Weis Markets, Inc.	87,403	3,576,531
* #	Winn-Dixie Stores, Inc.	30,852	583,411
*	Zapata Corp.	24,592	174,849
Total Consumer Staples			141,520,452

Energy — (5.2%)
* #	Abraxas Petroleum Corp.	119,700	406,980
	Adams Resources & Energy, Inc.	13,200	328,680
*	Allis-Chalmers Energy, Inc.	114,300	1,731,645
#	Alon USA Energy, Inc.	87,300	2,428,686
* #	Alpha Natural Resources, Inc.	157,300	4,420,130
* #	American Oil & Gas, Inc.	125,971	811,253
*	Arena Resources, Inc.	97,800	3,676,302
	Atlas America, Inc.	97,129	5,514,985
* #	ATP Oil & Gas Corp.	97,700	4,355,466
*	Atwood Oceanics, Inc.	85,552	7,464,412
	Barnwell Industries, Inc.	21,690	298,454
* #	Basic Energy Services, Inc.	98,100	1,912,950
#	Berry Petroleum Corp. Class A	136,100	5,629,096
* #	Bill Barret Corp.	106,500	4,110,900
*	Bois d’Arc Energy, Inc.	141,275	2,768,990

11

* #	Bolt Technology Corp.	18,600	726,702
*	Boots & Coots International Well Control, Inc.	192,700	244,729
* #	BPZ Resources, Inc.	87,544	998,002
*	Brigham Exploration Co.	143,013	988,220
*	Bristow Group, Inc.	73,600	4,048,000
*	Bronco Drilling Co., Inc.	59,200	850,112
*	Callon Petroleum Co.	66,562	995,102
#	CARBO Ceramics, Inc.	81,550	3,237,535
*	Carrizo Oil & Gas, Inc.	86,596	4,195,576
*	Catalytica Energy Systems, Inc.	2,699	17,139
* #	Cheniere Energy, Inc.	82,100	2,857,080
	CKX Lands, Inc.	2,000	24,860
*	Clayton Williams Energy, Inc.	37,876	1,089,314
*	Complete Production Services, Inc.	193,460	3,428,111
*	Comstock Resources, Inc.	146,300	4,901,050
* #	Contango Oil & Gas Co.	51,250	2,419,000
* #	Dawson Geophysical Co.	25,300	1,695,606
	Delek US Holdings, Inc.	90,300	1,665,132
* #	Delta Petroleum Corp.	185,315	2,848,292
* #	Dril-Quip, Inc.	128,800	7,266,896
* #	Dune Energy, Inc.	126,200	253,662
* #	Edge Petroleum Corp.	65,493	386,409
*	Encore Acquisition Co.	169,140	5,505,507
* #	Endeavour International Corp.	283,100	348,213
*	Energy Partners, Ltd.	104,300	1,291,234
* #	Evergreen Energy, Inc.	229,400	841,898
*	Evolution Petroleum Corp.	22,793	93,451
* #	EXCO Resources, Inc.	185,100	2,587,698
* #	Exterran Holdings, Inc.	91,382	7,314,215
#	Foundation Coal Holdings, Inc.	99,070	4,501,741
* #	FX Energy, Inc.	118,754	883,530
* #	Gasco Energy, Inc.	237,895	471,032
* #	Goodrich Petroleum Corp.	96,500	2,357,495
* #	Grey Wolf, Inc.	621,700	3,158,236
	Gulf Island Fabrication, Inc.	45,277	1,440,261
*	Gulfmark Offshore, Inc.	76,014	3,378,062
*	Gulfport Energy Corp.	115,818	2,411,331
* #	Harvest Natural Resources, Inc.	125,200	1,631,356
*	Hkn, Inc.	4,300	36,980
*	Horizon Offshore, Inc.	29,159	493,953
* #	Hornbeck Offshore Services, Inc.	83,600	3,441,812
*	Houston American Energy Corp.	93,156	276,673
* #	Infinity, Inc.	50,811	25,405
*	Key Energy Group, Inc.	109,800	1,471,320
	Lufkin Industries, Inc.	48,712	2,533,511
*	Mariner Energy, Inc.	248,600	5,389,648
#	MarkWest Hydrocarbon, Inc.	40,023	2,453,410
	Massey Energy Co.	162,300	5,510,085
*	Matrix Service Co.	85,994	2,243,583
*	McMoran Exploration Co.	87,664	1,030,929
*	Meridian Resource Corp.	271,200	471,888
*	Mexco Energy Corp.	300	1,290
*	Mitcham Industries, Inc.	32,100	584,220
*	NATCO Group, Inc. Class A	56,100	2,666,994
* #	National Coal Corp.	66,200	212,502

12

*	Natural Gas Services Group	38,389	692,538
*	Newpark Resources, Inc.	291,400	1,567,732
* #	Ngas Resources, Inc.	43,818	271,672
*	Oil States International, Inc.	159,653	5,062,597
*	OMNI Energy Services Corp.	58,300	296,164
* #	Pacific Ethanol, Inc.	132,960	812,386
	Panhandle Royalty Co.	14,090	382,121
* #	Parallel Petroleum Corp.	121,600	2,328,640
*	Parker Drilling Co.	356,300	2,547,545
#	Penn Virginia Corp.	121,100	5,040,182
*	Petrohawk Energy Corp.	111,673	1,820,270
*	Petroleum Development Corp.	49,133	2,489,569
*	PetroQuest Energy, Inc.	154,700	2,055,963
*	PHI, Inc. (69336T106)	200	6,684
*	PHI, Inc. (69336T205)	39,700	1,266,033
*	Pioneer Drilling Co.	157,200	1,872,252
* #	PowerSecure International, Inc.	51,200	703,488
*	Quest Resource Corp.	53,091	427,913
*	Rentech, Inc.	430,300	895,024
	Royale Energy, Inc.	14,137	36,615
#	RPC, Inc.	333,300	3,699,630
*	Stone Energy Corp.	71,463	3,230,128
* #	SulphCo, Inc.	195,500	1,036,150
* #	Superior Well Services, Inc.	53,863	1,044,404
*	Swift Energy Corp.	96,600	3,913,266
* #	Syntroleum Corp.	158,726	199,995
*	T-3 Energy Services, Inc.	15,712	792,042
*	Teton Energy Corp.	50,786	211,778
*	TETRA Technologies, Inc.	174,200	2,754,102
*	TGC Industries, Inc.	53,551	484,637
* #	Toreador Resources Corp.	53,518	348,937
* #	Transmeridian Exploration, Inc.	288,400	510,468
* #	Trico Marine Services, Inc.	48,019	1,698,432
* #	Tri-Valley Corp.	75,510	467,407
* #	TXCO Resources, Inc.	129,034	1,554,860
*	Union Drilling, Inc.	39,492	501,548
* #	Uranium Resources, Inc.	49,517	587,272
#	USEC, Inc.	282,131	2,316,296
*	VAALCO Energy, Inc.	183,200	798,752
* #	Verenium Corp.	155,730	568,414
* #	Warren Resources, Inc.	128,000	1,633,280
* #	Westmoreland Coal Co.	28,200	455,430
*	Westside Energy Corp.	54,600	133,224
* #	W-H Energy Services, Inc.	98,000	4,949,000
*	Whiting Petroleum Corp.	119,660	6,308,475
	World Fuel Services Corp.	95,100	3,008,964
Total Energy			231,837,200

Financials — (10.7%)
*	1st Constitution Bancorp	1,379	20,685
	1st Independence Financial Group, Inc.	3,373	43,006
	1st Source Corp.	67,774	1,364,968
#	21st Century Holding Co.	25,050	323,646
	Abigail Adams National Bancorp, Inc.	1,963	21,829
*	Abington Bancorp, Inc.	900	7,974

13

	Access National Corp.	10,571	61,523
	Advance America Cash Advance Centers, Inc.	183,700	1,675,344
	Advanta Corp. Class A	47,245	440,323
	Advanta Corp. Class B	97,111	972,081
	Affirmative Insurance Holdings, Inc.	13,878	153,629
	Alabama National Bancorporation	68,751	5,313,765
	Alfa Corp.	268,519	5,802,696
	Alliance Financial Corp.	1,855	44,687
*	Alphatec Holdings, Inc.	2,600	11,934
*	AmComp, Inc.	25,900	256,151
#	Amcore Financial, Inc.	79,165	1,860,377
	Ameriana Bancorp	2,912	22,743
	American Bancorp of New Jersey, Inc.	27,200	291,040
	American Equity Investment Life Holding Co.	175,900	1,584,859
*	American Independence Corp.	8,100	74,439
	American National Bankshares, Inc.	2,255	45,889
	American Physicians Capital, Inc.	33,900	1,422,444
	American Physicians Services Group, Inc.	100	1,950
#	American River Bankshares	18,897	380,775
*	American Spectrum Realty, Inc.	100	1,800
	American West Bancorporation	50,206	911,239
	Ameris Bancorp	40,924	688,751
*	Amerisafe, Inc.	42,729	652,045
*	AmeriServe Financial, Inc.	60,295	176,061
#	Anchor Bancorp Wisconsin, Inc.	72,992	1,855,457
*	Argo Group International Holdings, Ltd.	67,823	2,679,687
	Arrow Financial Corp.	29,653	637,243
	ASB Financial Corp.	900	15,435
#	Asset Acceptance Capital Corp.	116,344	1,314,687
#	ASTA Funding, Inc.	46,100	1,666,976
*	Atlantic American Corp.	21,640	37,870
	Atlantic Coast Federal Corp.	14,375	177,387
	Baldwin & Lyons, Inc. Class B	28,558	769,353
#	BancFirst Corp.	50,953	2,382,562
*	Bancinsurance Corp.	5,600	30,240
	Bancorp Rhode Island, Inc.	6,478	232,625
	BancorpSouth, Inc.	52,400	1,281,704
#	BancTrust Financial Group, Inc.	784	9,565
	Bank of Commerce Holdings	4,954	44,536
*	Bank of Florida Corp.	27,428	351,078
	Bank of Granite Corp.	53,488	617,786
#	Bank of the Ozarks, Inc.	55,900	1,626,131
#	BankAtlantic Bancorp, Inc. Class A	105,795	407,311
#	BankFinancial Corp.	78,368	1,238,998
#	BankUnited Financial Corp. Class A	109,875	876,802
	Banner Corp.	42,643	1,277,584
	Bar Harbor Bankshares	1,700	53,890
	BCB Bancorp, Inc.	600	9,810
*	Beach First National Bancshares, Inc.	7,267	121,286
	Benjamin Franklin Bancorp, Inc.	200	2,636
	Berkshire Hills Bancorp, Inc.	28,553	692,981
	Beverly Hills Bancorp, Inc.	66,237	359,005
*	BFC Financial Corp.	64,538	92,935
*	BNCCORP., Inc.	3,900	59,163
*	BNS Holding, Inc.	4,020	59,295

14

#	Boston Private Financial Holdings, Inc.	122,300	3,368,142
*	Bridge Capital Holdings	1,733	36,826
	Brooke Corp.	28,854	199,958
	Brookline Bancorp, Inc.	202,419	2,074,795
	Bryn Mawr Bank Corp.	6,657	149,383
	C&F Financial Corp.	1,115	40,530
*	CabelTel International Corp.	674	960
	Cadence Financial Corp.	5,700	93,195
	California First National Bancorp	11,500	142,715
	Camco Financial Corp.	9,161	109,840
	Camden National Corp.	21,734	645,500
	Capital Bank Corp.	1,960	25,500
#	Capital City Bank Group, Inc.	37,553	1,090,164
#	Capital Corp. of the West	33,719	633,580
	Capital Southwest Corp.	1,200	144,288
#	Capitol Bancorp, Ltd.	53,874	1,079,635
	Cardinal Financial Corp.	80,487	771,065
	Carver Bancorp, Inc.	1,400	20,300
	Cascade Financial Corp.	2,300	31,418
	Cash America International, Inc.	99,190	3,568,856
* #	Cash Systems, Inc.	60,252	312,708
#	Cathay General Bancorp	122,639	3,554,078
* #	Centennial Bank Holdings, Inc.	96,198	485,800
#	Center Bancorp, Inc.	43,474	519,949
	Center Financial Corp.	52,238	642,527
	Centerstate Banks of Florida, Inc.	6,448	80,407
	Central Bancorp, Inc.	1,600	36,392
	Central Pacific Financial Corp.	101,900	2,059,399
	Central Virginia Bankshares, Inc.	3,032	53,818
	Centrue Financial Corp.	1,076	23,672
	Century Bancorp, Inc. Class A	1,385	29,888
	CFS Bancorp, Inc.	26,720	379,691
	Charter Financial Corp.	23,869	912,989
#	Chemical Financial Corp.	82,063	2,059,781
	Chittenden Corp.	150,442	5,269,983
	Citizens Community Bancorp, Inc.	100	919
	Citizens First Bancorp, Inc.	26,377	388,269
*	Citizens First Corp.	400	4,000
	Citizens Republic Bancorp, Inc.	240,549	3,420,607
	Citizens South Banking Corp.	16,429	191,398
* #	Citizens, Inc.	133,560	876,154
	City Holding Co.	57,930	2,084,321
* #	Clayton Holdings, Inc.	13,000	51,090
*	CNA Surety Corp.	141,931	2,928,037
#	CNB Financial Corp.	3,800	51,870
#	CoBiz Financial, Inc.	61,975	1,012,671
	Codorus Valley Bancorp, Inc.	731	13,165
#	Cohen & Steers, Inc.	124,600	3,534,902
	Colony Bankcorp, Inc.	9,572	153,152
	Columbia Banking System, Inc.	53,787	1,657,177
	Comm Bancorp, Inc.	532	25,621
*	Command Security Corp.	1,000	3,350
	Commerce Group, Inc.	16,900	607,555
	Commercial National Financial Corp.	3,500	58,275
	Commonwealth Bankshares, Inc.	1,998	35,964

15

* #	Community Bancorp	9,148	164,938
	Community Bank System, Inc.	96,994	1,956,369
	Community Bankshares, Inc.	610	7,899
	Community Central Bank Corp.	1,764	13,283
	Community Trust Bancorp, Inc.	50,694	1,432,105
	Community West Bancshares	6,650	76,641
	Compass Diversified Holdings	9,316	138,715
* #	CompuCredit Corp.	163,060	2,113,258
#	Consolidated-Tokoma Land Co.	17,621	1,111,885
*	Consumer Portfolio Services, Inc.	71,168	235,566
	Cooperative Bankshares, Inc.	5,911	80,922
*	Core-Mark Holding Co., Inc.	12,951	347,475
#	Corus Bankshares, Inc.	93,410	886,461
*	Cowen Group, Inc.	53,899	578,336
*	Cowlitz Bancorporation	1,870	23,319
	Crawford & Co. Class A	30,595	101,575
#	Crawford & Co. Class B	27,220	108,880
#	CVB Financial Corp.	264,575	2,942,074
*	Dearborn Bancorp, Inc.	11,355	116,048
	Delphi Financial Group, Inc. Class A	107,875	4,146,715
#	Delta Financial Corp.	77,300	142,232
	Dime Community Bancshares	120,203	1,631,155
*	Dollar Financial Corp.	55,153	1,647,972
	Donegal Group, Inc. Class A	63,459	1,071,823
	Donegal Group, Inc. Class B	5,080	96,901
	East West Bancorp, Inc.	135	3,638
*	Eastern Insurance Holdings, Inc.	4,344	70,503
	ECB Bancorp, Inc.	600	15,300
	EMC Insurance Group, Inc.	46,160	1,123,996
*	Empire Financial Holding Co.	1,972	2,169
*	Encore Capital Group, Inc.	71,500	734,305
* #	Enstar Group, Ltd.	411	44,593
#	Enterprise Financial Services Corp.	37,404	857,674
#	Epoch Holding Corp.	8,000	111,920
	ESB Financial Corp.	13,862	144,026
	Evans Bancorp, Inc.	611	10,387
*	Exlservice Holdings, Inc.	30,534	731,900
*	EZCORP, Inc. Class A	30,900	388,104
#	F.N.B. Corp.	201,620	3,127,126
	FBL Financial Group, Inc. Class A	93,470	3,464,933
	Federal Agriculture Mortgage Corp. Class A	800	14,840
#	Federal Agriculture Mortgage Corp. Class C	29,300	797,253
#	Federal Trust Corp.	1,293	4,138
	Fidelity Bancorp, Inc.	296	4,396
	Fidelity Southern Corp.	8,700	95,700
	Financial Federal Corp.	91,800	2,027,862
*	Financial Industries Corp.	11,882	68,321
	Financial Institutions, Inc.	13,334	240,412
*	First Acceptance Corp.	152,247	615,078
	First Albany Companies, Inc.	40,488	47,371
#	First Bancorp	47,865	914,700
	First Bancshares, Inc.	145	2,407
*	First Bank of Delaware	6,667	18,334
#	First Busey Corp.	83,886	1,752,379
*	First Cash Financial Services, Inc.	107,462	1,826,854

16

#	First Charter Corp.	114,432	3,446,692
#	First Commonwealth Financial Corp.	243,572	2,835,178
	First Community Bancorp	99,233	4,464,493
#	First Community Bancshares, Inc.	37,122	1,191,987
	First Defiance Financial Corp.	15,887	351,103
	First Federal Bancshares of Arkansas, Inc.	6,839	104,295
	First Federal Bankshares, Inc.	1,703	26,396
#	First Financial Bancorp	130,148	1,494,099
#	First Financial Bankshares, Inc.	69,206	2,699,034
	First Financial Corp.	41,587	1,180,239
	First Financial Holdings, Inc.	40,272	1,103,856
	First Financial Service Corp.	3,511	89,320
	First Franklin Corp.	300	3,384
	First Indiana Corp.	50,702	1,614,859
*	First Investors Financial Services Group, Inc.	5,300	33,390
*	First Keystone Financial, Inc.	2,200	26,400
	First M&F Corp.	8,514	140,311
*	First Mariner Bancorp, Inc.	6,300	38,304
	First Merchants Corp.	59,743	1,295,826
	First Midwest Bancorp, Inc.	113,956	3,726,361
	First Mutual Bancshares, Inc.	12,370	328,423
	First National Lincoln Corp.	2,330	34,251
	First Niagara Financial Group, Inc.	364,704	4,533,271
	First PacTrust Bancorp, Inc.	8,200	165,640
	First Place Financial Corp.	54,858	792,150
*	First Regional Bancorp	39,700	874,988
	First Security Group, Inc.	4,500	42,750
#	First South Bancorp, Inc.	18,991	457,873
	First State Bancorporation	62,576	914,861
	First State Financial Corp.	3,100	31,000
	First United Corp.	5,666	114,453
	Firstbank Corp.	9,282	146,101
*	FirstCity Financial Corp.	36,000	292,320
* #	FirstFed Financial Corp.	12,200	427,244
	FirstMerit Corp.	180,087	3,711,593
#	Flagstar Bancorp, Inc.	184,200	1,160,460
	Flushing Financial Corp.	70,194	1,127,316
	FNB Corp.	3,103	84,495
	FNB United Corp.	4,780	59,750
*	FPIC Insurance Group, Inc.	29,646	1,266,774
* #	Franklin Bank Corp.	54,357	231,017
* #	Franklin Credit Management Corp.	3,100	3,255
#	Frontier Financial Corp.	145,863	2,794,735
	GAMCO Investors, Inc.	25,200	1,343,160
	Gateway Financial Holdings, Inc.	36,861	489,883
	GB&T Bancshares, Inc.	44,418	471,719
	German American Bancorp, Inc.	6,200	81,530
#	Glacier Bancorp, Inc.	175,498	3,494,165
*	Golfsmith International Holdings, Inc.	1,000	4,000
	Gouverneur Bancorp, Inc.	195	2,106
*	Great Lakes Bancorp, Inc.	19,055	245,619
	Great Pee Dee Bancorp, Inc.	262	5,824
#	Great Southern Bancorp, Inc.	44,332	985,500
	Greater Community Bancorp	5,867	110,006
	Greene Bancshares, Inc.	32,822	980,393

17

	Greenhill & Co., Inc.	46,900	3,390,401
*	Grubb & Ellis Co.	85,774	442,594
	GS Financial Corp.	900	16,852
	Guaranty Bancshares, Inc.	2,900	79,025
	Guaranty Federal Bancshares, Inc.	6,915	197,769
*	Hallmark Financial Services, Inc.	35,283	527,834
#	Hancock Holding Co.	92,729	3,635,904
	Hanmi Financial Corp.	158,947	1,524,302
	Harleysville Group, Inc.	98,235	3,438,225
#	Harleysville National Corp.	90,948	1,396,052
	Harrington West Financial Group, Inc.	2,000	24,500
#	Heartland Financial USA, Inc.	11,720	234,283
	Hercules Technology Growth Capital, Inc.	76,799	906,996
	Heritage Commerce Corp.	38,956	693,417
	Heritage Financial Corp.	22,960	477,798
	Heritage Financial Group	200	2,700
	HF Financial Corp.	6,435	97,426
	Hilb Rogal Hamilton Co.	118,400	5,061,600
	Hingham Institution for Savings	709	21,979
	HMN Financial, Inc.	8,097	194,085
#	Home Bancshares, Inc.	14,100	282,423
	Home Federal Bancorp	4,936	123,400
	Home Federal Bancorp, Inc.	2,000	22,240
	HopFed Bancorp, Inc.	2,100	30,450
	Horace Mann Educators Corp.	131,938	2,580,707
	Horizon Financial Corp.	40,867	703,321
*	HouseValues, Inc.	800	2,736
	IBERIABANK Corp.	38,757	1,875,839
	IBT Bancorp, Inc.	4,700	81,780
	Imperial Capital Bancorp, Inc.	13,700	312,360
	Independence Holding Co.	11,882	161,120
	Independent Bank Corp. (MA)	47,323	1,369,528
#	Independent Bank Corp. (MI)	69,824	667,517
	Infinity Property & Casualty Corp.	62,246	2,433,196
	Integra Bank Corp.	55,738	895,710
	International Bancshares Corp.	124,297	2,739,506
	International Securities Exchange Holdings, Inc.	26,200	1,760,378
	Intervest Bancshares Corp.	23,100	367,983
*	Investment Technology Group, Inc.	120,100	5,486,168
*	Investors Bancorp, Inc.	179,652	2,635,495
*	Investors Capital Holdings, Ltd.	100	500
	Investors Title Co.	1,985	74,934
	Irwin Financial Corp.	96,600	785,358
	James River Group, Inc.	3,454	118,127
	Kearny Financial Corp.	106,475	1,347,973
*	Kennedy-Wilson, Inc.	8,400	360,150
	Kentucky First Federal Bancorp	2,750	27,637
#	K-Fed Bancorp	9,100	110,656
*	KMG America Corp.	29,150	180,730
	KNBT Bancorp, Inc.	86,984	1,379,566
*	Knight Capital Group, Inc.	284,723	3,801,052
* #	LaBranche & Co., Inc.	110,100	584,631
#	Lakeland Bancorp, Inc.	46,589	536,239
	Lakeland Financial Corp.	37,876	717,371
#	LandAmerica Financial Group, Inc.	59,200	1,558,144

18

	Landmark Bancorp, Inc.	2,940	80,674
	Leesport Financial Corp.	3,437	60,904
	Legacy Bancorp, Inc.	13,822	175,954
#	Life Partners Holdings, Inc.	18,928	668,158
	Lincoln Bancorp	1,800	28,728
	LNB Bancorp, Inc.	2,559	36,466
*	Loopnet, Inc.	65,947	1,012,946
	LSB Corp.	5,762	93,402
#	Macatawa Bank Corp.	51,715	516,116
#	MainSource Financial Group, Inc.	52,030	783,572
* #	MarketAxess Holdings, Inc.	101,625	1,459,335
*	Marlin Business Services, Inc.	40,333	544,495
	MASSBANK Corp.	7,200	260,640
	Mayflower Bancorp, Inc.	700	8,585
*	Mays (J.W.), Inc.	200	4,606
	MB Financial, Inc.	119,093	3,775,248
	MBT Financial Corp.	51,325	487,587
	MCG Capital Corp.	202,334	2,286,374
*	Meadowbrook Insurance Group, Inc.	79,600	731,524
	Medallion Financial Corp.	54,422	534,968
	Mercantile Bancorp, Inc.	485	12,755
	Mercantile Bank Corp.	20,345	348,510
	Mercer Insurance Group, Inc.	19,900	352,429
	Merchants Bancshares, Inc.	21,481	500,507
#	Meta Financial Group, Inc.	3,602	141,775
	MetroCorp Bancshares, Inc.	14,701	209,930
	MFB Corp.	1,300	33,520
	MicroFinancial, Inc.	23,300	145,159
	Mid Penn Bancorp, Inc.	210	5,313
	Midland Co.	26,773	1,712,401
#	MidSouth Bancorp, Inc.	2,128	45,028
#	Midwest Banc Holdings, Inc.	75,220	947,772
	MidWestOne Financial Group, Inc.	296	5,017
	Monroe Bancorp	1,500	24,375
*	Move, Inc.	525,537	1,235,012
	MutualFirst Financial, Inc.	4,284	74,542
	Nara Bancorp, Inc.	84,511	1,127,377
#	National Interstate Corp.	41,302	1,360,075
#	National Penn Bancshares, Inc.	163,704	2,571,790
	National Western Life Insurance Co. Class A	1,400	281,358
*	Navidec Financial, Inc.	644	489
*	Navigators Group, Inc.	55,784	3,274,521
	NBT Bancorp, Inc.	110,699	2,759,726
#	Nelnet, Inc. Class A	45,600	628,824
	New England Bancshares, Inc.	1,999	23,888
	New Hampshire Thrift Bancshares, Inc.	2,700	33,750
	New Westfield Financial, Inc.	9,137	88,263
	NewAlliance Bancshares, Inc.	258,928	3,340,171
	NewBridge Bancorp	16,037	159,729
*	Newtek Business Services, Inc.	87,488	105,860
*	NexCen Brands, Inc.	168,203	756,913
*	Nexity Financial Corp.	500	3,655
	North Central Bancshares, Inc.	1,700	55,862
	North Valley Bancorp	2,455	35,843
	Northeast Bancorp	900	13,950

19

	Northeast Community Bancorp, Inc.	5,300	61,957
	Northrim Bancorp, Inc.	16,122	301,965
#	Northway Financial, Inc.	5,000	83,750
#	Northwest Bancorp, Inc.	166,805	4,627,171
	Norwood Financial Corp.	200	6,150
	NYMAGIC, Inc.	27,756	618,404
	Oak Hill Financial, Inc.	16,720	502,938
*	Ocean Shore Holding Co.	402	4,104
#	OceanFirst Financial Corp.	38,580	635,027
* #	Ocwen Financial Corp.	189,218	1,059,621
	Ohio Valley Banc Corp.	2,100	53,529
#	Old National Bancorp	221,900	3,545,962
	Old Second Bancorp, Inc.	34,573	915,839
#	Omega Financial Corp.	40,667	1,258,644
	optionsXpress Holding, Inc.	144,792	4,403,125
	PAB Bankshares, Inc.	6,327	94,842
#	Pacific Capital Bancorp	153,027	3,144,705
	Pacific Continental Corp.	18,916	278,065
*	Pacific Mercantile Bancorp	29,820	394,519
*	Pacific Premier Bancorp, Inc.	5,305	49,655
*	Pacific State Bancorp	3,600	46,548
	Pamrapo Bancorp, Inc.	8,401	171,128
	Park Bancorp, Inc.	1,650	40,879
#	Park National Corp.	23,771	1,796,374
	Parkvale Financial Corp.	6,504	187,380
	Partners Trust Financial Group, Inc.	141,789	1,807,810
	Patriot Capital Funding, Inc.	12,700	136,144
	Patriot National Bancorp	900	15,921
	PAULA Financial	5,900	11,918
	Peapack-Gladstone Financial Corp.	9,550	239,466
* # •	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	73,100	482,460
	Penns Woods Bancorp, Inc.	4,686	149,811
*	Pennsylvania Commerce Bancorp, Inc.	12,939	363,198
	Peoples Bancorp of Indiana	555	8,797
	Peoples Bancorp of North Carolina	3,281	53,743
	Peoples Bancorp, Inc.	32,418	784,191
#	PFF Bancorp, Inc.	40,600	381,640
*	Pico Holdings, Inc.	74,910	2,883,286
	Pinnacle Bancshares, Inc.	35	435
*	Pinnacle Financial Partners, Inc.	46,735	1,361,391
*	Piper Jaffray Companies, Inc.	51,200	2,371,584
*	PMA Capital Corp. Class A	102,408	895,046
*	Porter Bancorp, Inc.	900	18,117
#	Portfolio Recovery Associates, Inc.	51,805	2,086,705
	Preferred Bank	15,085	403,222
	Premier Financial Bancorp, Inc.	5,300	68,900
	Presidential Life Corp.	75,492	1,301,482
	Princeton National Bancorp, Inc.	1,801	43,260
#	PrivateBancorp, Inc.	68,071	2,083,653
* #	ProAssurance Corp.	90,550	4,965,762
	ProCentury Corp.	42,890	603,462
	Prosperity Bancshares, Inc.	141,511	4,548,164
#	Providence Community Bancshares, Inc.	400	8,158
	Provident Bankshares Corp.	104,193	2,443,326

20

	Provident Financial Holdings, Inc.	20,425	372,960
	Provident Financial Services, Inc.	215,753	3,206,090
	Provident New York Bancorp	141,347	1,724,433
	Pulaski Financial Corp.	26,959	290,888
#	QC Holdings, Inc.	32,690	454,064
	Rainier Pacific Financial Group, Inc.	20,466	303,101
	Renasant Corp.	46,560	908,386
#	Republic Bancorp, Inc. Class A	61,017	991,526
*	Republic First Bancorp, Inc.	12,871	99,107
#	Resource America, Inc.	56,953	923,778
*	Rewards Network, Inc.	86,970	454,853
	Riverview Bancorp, Inc.	36,783	481,857
	RLI Corp.	79,100	4,716,733
#	Rockville Financial, Inc.	20,764	283,844
	Rome Bancorp, Inc.	17,100	199,215
	Royal Bancshares of Pennsylvania, Inc. Class A	6,255	74,810
*	RTW, Inc.	13,050	160,123
	Rurban Financial Corp.	790	10,215
	S&T Bancorp, Inc.	82,081	2,629,054
#	S.Y. Bancorp, Inc.	45,300	1,071,798
	Safety Insurance Group, Inc.	23,428	855,356
	Salisbury Bancorp, Inc.	152	5,191
	Sanders Morris Harris Group, Inc.	56,639	551,097
#	Sandy Spring Bancorp, Inc.	50,850	1,492,956
#	SCBT Financial Corp.	16,743	519,033
*	SCPIE Holdings, Inc.	11,811	320,905
*	Seabright Insurance Holdings	51,000	791,010
#	Seacoast Banking Corp. of Florida	57,653	723,545
#	Security Bank Corp.	35,162	396,276
	Selective Insurance Group, Inc.	185,822	4,383,541
	Shore Financial Corp.	400	4,830
	Siebert Financial Corp.	21,700	72,695
#	Sierra Bancorp	30,707	766,447
* #	Signature Bank	47,477	1,759,023
	Simmons First National Corp. Class A	45,938	1,198,522
*	Smithtown Bancorp, Inc.	100	2,103
	South Financial Group, Inc.	108,700	1,947,904
#	South Street Financial Corp.	400	2,818
*	Southcoast Financial Corp.	7,756	115,564
	Southern Banc Co., Inc.	200	2,250
	Southern Community Financial Corp.	17,171	116,763
*	Southern Connecticut Bancorp, Inc.	2,000	14,600
*	Southern First Bancshares, Inc.	5,125	92,250
#	Southside Bancshares, Inc.	23,003	440,507
	Southwest Bancorp, Inc.	47,576	853,989
	Southwest Georgia Financial Corp.	653	11,689
	State Auto Financial Corp.	133,112	3,711,163
	State Bancorp, Inc.	37,860	553,513
	Sterling Bancorp	58,743	784,806
	Sterling Bancshares, Inc.	233,382	2,879,934
	Sterling Financial Corp.	160,307	2,874,305
	Sterling Financial Corp. (PA)	95,543	1,638,562
	Stewart Information Services Corp.	53,900	1,459,073
* #	Stifel Financial Corp.	48,300	2,248,365
*	Stratus Properties, Inc.	15,674	492,164

21

#	Suffolk Bancorp	33,188	1,024,182
*	Sun American Bancorp	2,560	12,186
*	Sun Bancorp, Inc.	69,867	1,177,259
* #	Superior Bancorp	109,430	655,486
#	Susquehanna Bancshares, Inc.	193,059	3,839,961
	Sussex Bancorp	600	7,446
*	SVB Financial Group	108,727	5,597,266
	SWS Group, Inc.	88,707	1,202,867
	Taylor Capital Group, Inc.	35,143	778,066
	Team Financial, Inc.	2,751	40,082
	Teche Holding Co.	700	27,790
* #	Tejon Ranch Co.	54,400	2,102,560
#	Temecula Valley Bancorp, Inc.	30,641	343,179
*	Texas Capital Bancshares, Inc.	41,800	881,144
	TF Financial Corp.	3,300	87,417
*	The Bancorp, Inc.	44,641	721,399
*	The Intergroup Corp.	1,960	35,398
	The Phoenix Companies, Inc.	256,500	3,083,130
	The Savannah Bancorp, Inc.	1,125	23,422
#	The Wilber Corp.	3,866	34,871
	Thomas Properties Group, Inc.	18,387	191,593
* #	Thomas Weisel Partners Group, Inc.	15,400	211,596
	TIB Financial Corp.	6,425	57,311
*	Tidelands Bancshares, Inc.	1,800	19,980
	TierOne Corp.	55,312	1,294,301
	Timberland Bancorp, Inc.	25,754	399,187
#	Tompkins Financial Corp.	15,456	657,653
	Tower Financial Corp.	2,600	32,760
	Tower Group, Inc.	53,156	1,723,318
*	Tradestation Group, Inc.	135,987	1,622,325
* #	Trenwick Group, Ltd.	11,975	10
* #	Triad Guaranty, Inc.	32,502	279,842
	Trico Bancshares	49,800	1,056,258
#	TrustCo Bank Corp. (NY)	227,704	2,420,494
#	Trustmark Corp.	109,853	2,796,857
#	UCBH Holdings, Inc.	199,929	3,214,858
	UMB Financial Corp.	136,601	5,138,930
	Umpqua Holdings Corp.	183,126	2,955,654
*	Unico American Corp.	12,100	125,840
#	Union Bankshares Corp.	41,152	852,258
	Union Bankshares, Inc.	1,008	20,840
*	United America Indemnity, Ltd.	22,943	454,271
	United Bancshares, Inc.	300	4,065
	United Bankshares, Inc.	128,101	3,981,379
*	United Capital Corp.	10,750	273,050
#	United Community Banks, Inc.	144,012	2,730,468
	United Community Financial Corp.	89,279	506,212
	United Financial Bancorp, Inc.	19,134	206,073
	United Fire & Casualty Co.	89,286	2,751,795
*	United PanAm Financial Corp.	52,952	296,531
#	United Security Bancshares (CA)	23,646	367,695
	United Western Bancorp, Inc.	13,331	280,084
	Unity Bancorp, Inc.	8,490	77,514
*	Universal American Financial Corp.	172,152	4,104,104
*	Universal Insurance Holdings, Inc.	43,400	318,990

22

#	Univest Corporation of Pennsylvania	40,352	859,498
	USB Holding Co., Inc.	70,414	1,484,347
#	Vineyard National Bancorp Co.	35,043	378,464
* #	Virginia Commerce Bancorp, Inc.	77,310	968,694
	Virginia Financial Group, Inc.	5,558	95,931
	Wainwright Bank & Trust Co.	105	1,357
	Washington Banking Co.	23,182	421,217
	Washington Savings Bank, F.S.B.	3,500	20,370
	Washington Trust Bancorp, Inc.	43,657	1,084,876
* #	Wauwatosa Holdings, Inc.	11,800	157,412
	Wayne Savings Bancshares, Inc.	1,800	20,052
	Webster Financial Corp.	32,700	1,101,663
	Wesbanco, Inc.	67,561	1,620,113
#	West Bancorporation	54,458	764,590
	West Coast Bancorp	50,495	1,007,880
#	Westamerica Bancorporation	97,757	4,595,557
* #	Western Alliance Bancorp	93,397	2,060,338
	Westwood Holdings Group, Inc.	13,252	500,926
	Whitney Holding Corp.	69,977	1,917,370
	Willow Financial Bancorp, Inc.	48,586	456,708
	Wilshire Bancorp, Inc.	88,750	827,150
*	Wilshire Enterprises, Inc.	7,207	28,035
	Wintrust Financial Corp.	79,319	2,801,547
*	World Acceptance Corp.	63,709	2,011,293
	WVS Financial Corp.	100	1,611
	Zenith National Insurance Corp.	92,700	3,896,181
* #	ZipRealty, Inc.	38,234	190,405
Total Financials			482,524,965

Health Care — (12.3%)
*	A.D.A.M., Inc.	700	6,293
*	Abaxis, Inc.	69,770	2,314,271
* #	Abiomed, Inc.	89,280	1,147,248
* #	Acadia Pharmaceuticals, Inc.	120,004	1,360,845
*	Accelr8 Technology Corp.	880	3,027
*	Accelrys, Inc.	88,298	709,033
*	Accentia Biopharmaceuticals, Inc.	8,276	19,697
* #	Access Pharmaceuticals, Inc.	5,300	16,006
*	Acusphere, Inc.	73,430	58,744
* #	Adams Respiratory Therapeutics, Inc.	82,173	3,544,943
*	Adolor Corp.	135,100	526,890
* #	Advanced Life Sciences Holdings, Inc.	96,300	200,304
* #	Advanced Medical Optics, Inc.	36,000	907,920
* #	ADVENTRX Pharmaceuticals, Inc.	170,000	89,930
* #	Affymetrix, Inc.	161,699	3,371,424
*	Air Methods Corp.	39,670	2,088,625
* #	Akorn, Inc.	254,643	1,945,473
*	Albany Molecular Research, Inc.	112,381	1,484,553
* #	Alexion Pharmaceuticals, Inc.	94,913	6,902,073
*	Alexza Pharmaceuticals, Inc.	12,219	107,038
* #	Align Technology, Inc.	219,710	3,710,902
*	Alkermes, Inc.	335,639	4,786,212
*	Alliance Imaging, Inc.	166,500	1,590,075
*	Allied Healthcare International, Inc.	143,807	353,765
*	Allied Healthcare Products, Inc.	7,100	44,375

23

*	Allion Healthcare, Inc.	28,335	166,043
* #	Allos Therapeutics, Inc.	219,703	1,518,148
* #	Allscripts Healthcare Solutions, Inc.	186,202	3,293,913
*	Almost Family, Inc.	3,200	61,504
* #	Alnylam Pharmaceuticals, Inc.	123,505	4,028,733
	Alpharma, Inc. Class A	144,084	3,025,764
*	Alteon, Inc.	1,136	3,101
*	Amag Pharmaceuticals, Inc.	47,224	2,721,519
*	Amedisys, Inc.	86,234	3,678,742
*	America Services Group, Inc.	32,758	264,029
*	American Caresource Holding, Inc.	367	1,189
*	American Claims Evaluation, Inc.	1,000	1,000
*	American Dental Partners, Inc.	42,292	842,880
* #	American Medical Systems Holdings, Inc.	240,036	3,281,292
	American Shared Hospital Services	9,444	28,615
*	AMERIGROUP Corp.	174,600	6,001,002
*	AMICAS, Inc.	140,571	347,210
*	AMN Healthcare Services, Inc.	115,700	1,953,016
*	Amsurg Corp.	100,213	2,591,508
	Analogic Corp.	46,600	2,508,012
* #	Anesiva, Inc.	50,819	258,161
*	Angeion Corp.	215	1,361
*	AngioDynamics, Inc.	48,114	933,893
*	Anika Therapeutics, Inc.	36,371	511,740
* #	Antigenics, Inc.	151,413	324,024
*	AP Pharma, Inc.	10,905	18,429
*	Applera Corp. - Celera Group	185,900	2,810,808
* #	Apria Healthcare Group, Inc.	144,600	3,133,482
*	Aradigm Corp.	13,657	23,217
* #	Arcadia Resources, Inc.	127,043	107,987
*	Ardea Biosciences, Inc.	18,400	243,800
* #	Arena Pharmaceuticals, Inc.	190,916	1,670,515
*	Ariad Pharmaceuticals, Inc.	222,468	1,001,106
* #	Arqule, Inc.	119,512	775,633
* #	Array BioPharma, Inc.	133,303	1,475,664
*	Arrhythmia Research Technology, Inc.	9,000	74,160
* #	Arthrocare Corp.	84,710	4,585,352
* #	Aspect Medical Systems, Inc.	74,476	1,106,713
* #	AtheroGenics, Inc.	126,200	70,672
*	AtriCure, Inc.	24,029	275,613
	Atrion Corp.	5,494	652,522
*	ATS Medical, Inc.	93,197	183,598
* #	Auxilium Pharmaceuticals, Inc.	88,197	2,473,926
*	Avalon Pharmaceuticals, Inc.	33,461	122,802
*	AVANIR Pharmaceuticals Class A	102,225	174,805
*	Avant Immunotherapeutics, Inc.	170,627	76,816
* #	AVI BioPharma, Inc.	171,600	399,828
*	Avigen, Inc.	97,151	406,091
*	Barrier Therapeutics, Inc.	97,683	408,315
* #	Bentley Pharmaceuticals, Inc.	66,760	840,508
*	Bioanalytical Systems, Inc.	5,717	49,395
* #	BioCryst Pharmaceuticals, Inc.	94,636	600,939
*	Bio-Imaging Technologies, Inc.	37,620	357,766
* #	BioLase Technology, Inc.	78,108	228,856
* #	BioMarin Pharmaceutical, Inc.	255,482	7,025,755

24

*	Bio-Rad Laboratories, Inc. Class A	13,300	1,342,103
* #	Bio-Reference Laboratories, Inc.	45,386	1,519,069
* #	BioSante Pharmaceuticals, Inc.	76,056	343,013
*	BioScrip, Inc.	125,367	1,101,976
*	BioSphere Medical, Inc.	59,453	346,611
*	Bovie Medical Corp.	50,292	323,378
*	Bradley Pharmaceuticals, Inc.	52,951	1,042,605
*	Bruker BioSciences Corp.	351,219	3,262,825
* #	BSD Medical Corp.	70,246	387,055
*	Caliper Life Sciences, Inc.	157,274	860,289
	Cambrex Corp.	94,280	729,727
*	Candela Corp.	77,210	478,702
*	Cantel Medical Corp.	51,760	915,634
*	Capital Senior Living Corp.	87,910	721,741
* #	Caraco Pharmaceutical Laboratories, Ltd.	87,733	1,294,939
*	Cardiac Science Corp.	65,213	549,746
*	CardioDynamics International Corp.	91,202	33,745
*	Cardiotech International, Inc.	56,263	51,762
* #	Cell Genesys, Inc.	220,926	514,758
* #	Cell Therapeutics, Inc.	41,425	107,291
*	Centene Corp.	145,100	3,627,500
* #	Cepheid, Inc.	183,606	3,971,398
*	Cerus Corp.	95,100	734,172
*	Chad Therapeutics, Inc.	9,400	3,760
#	Chemed Corp.	88,900	4,813,935
*	Clarient, Inc.	19,800	39,402
*	Clinical Data, Inc.	46,582	1,148,246
* #	Coley Pharmaceutical Group, Inc.	6,964	55,503
*	Collagenex Pharmaceuticals, Inc.	71,043	565,502
* #	Columbia Laboratories, Inc.	156,151	359,147
*	Combimatrix Corp.	7,513	52,591
*	Combinatorx, Inc.	99,973	532,856
	Computer Programs & Systems, Inc.	33,600	748,272
* #	Conceptus, Inc.	98,036	1,969,543
*	Conmed Corp.	90,554	2,252,984
*	Continucare Corp.	2,100	5,145
#	Cooper Companies, Inc.	18,100	778,843
* #	Corcept Therapeutics, Inc.	64,406	189,998
*	Cortex Pharmaceuticals, Inc.	91,100	47,372
*	Corvel Corp.	46,950	1,091,587
*	Critical Therapeutics, Inc.	92,903	169,083
*	Criticare Systems, Inc.	36,480	113,088
*	Cross Country Healthcare, Inc.	103,557	1,507,790
* #	CryoCor, Inc.	30,686	119,062
*	CryoLife, Inc.	83,400	598,812
*	Cubist Pharmaceuticals, Inc.	183,900	3,906,036
*	CuraGen Corp.	182,631	193,589
* #	Curis, Inc.	128,359	116,807
*	Cutera, Inc.	45,100	682,814
* #	CV Therapeutics, Inc.	184,105	1,605,396
* #	Cyberonics, Inc.	85,336	1,163,983
*	Cyclacel Pharmaceuticals, Inc.	63,877	354,517
*	Cynosure, Inc. Class A	18,400	546,296
*	Cypress Bioscience, Inc.	107,763	1,314,709
* #	Cytogen Corp.	60,268	36,763

25

*	Cytomedix, Inc.	36,400	125,944
*	Cytori Therapeutics, Inc.	52,236	287,820
* #	CytRx Corp.	1,700	5,678
	Datascope Corp.	50,821	1,859,540
*	Daxor Corp.	7,789	124,546
*	Del Global Technologies Corp.	21,254	62,699
* #	Dendreon Corp.	280,279	1,401,395
* #	DepoMed, Inc.	116,834	338,819
* #	Dexcom, Inc.	52,464	453,814
*	Dialysis Corporation of America	3,006	25,280
*	Digirad Corp.	27,800	99,524
*	Dionex Corp.	63,715	5,382,006
* #	Discovery Laboratories, Inc.	277,248	809,564
* #	Durect Corp.	231,216	1,341,053
*	DUSA Pharmaceuticals, Inc.	63,010	134,841
* #	Dyadic International, Inc.	33,800	162,139
*	Dyax Corp.	202,830	770,754
* #	Dynacq Healthcare, Inc.	21,100	85,033
*	Dynavax Technologies Corp.	128,692	588,122
* #	Eclipsys Corp.	61,600	1,429,120
* #	Elite Pharmaceuticals, Inc.	66,400	139,440
*	Emageon, Inc.	39,006	185,669
* #	Emeritus Corp.	70,651	1,780,405
* #	Emisphere Technologies, Inc.	85,242	277,889
*	Encision, Inc.	2,013	4,227
* #	Encysive Pharmaceuticals, Inc.	183,698	123,078
*	Endocare, Inc.	8,166	66,798
*	Endologix, Inc.	149,285	394,112
*	Entremed, Inc.	176,100	255,345
*	Enzo Biochem, Inc.	122,304	1,340,452
* #	Enzon Pharmaceuticals, Inc.	136,600	1,292,236
* #	EP Medsystems, Inc.	14,200	32,092
* #	Epicept Corp.	12,901	18,448
* #	EPIX Pharmaceuticals, Inc.	108,783	345,930
*	eResearch Technology, Inc.	195,128	2,314,218
*	Escalon Medical Corp.	3,100	9,920
*	etrials Worldwide, Inc.	41,371	124,113
* #	ev3, Inc.	202,532	2,965,068
*	Exact Sciences Corp.	88,468	379,528
*	Exactech, Inc.	33,697	663,494
* #	Exelixis, Inc.	322,421	2,814,735
*	E-Z-EM, Inc.	37,462	775,463
*	Farville, Inc.	11,505	22,205
* #	Five Star Quality Care, Inc.	105,700	996,751
*	Genaera Corp.	3,716	7,766
*	Gene Logic, Inc.	83,372	81,796
* #	Genitope Corp.	118,400	498,464
* #	Genomic Health, Inc.	55,967	1,355,521
* #	Genta, Inc.	47,345	29,354
*	Gentiva Health Services, Inc.	91,363	1,650,016
* #	GenVec, Inc.	249,689	459,428
* #	Geron Corp.	243,109	1,572,915
*	Greatbatch, Inc.	73,800	1,518,804
* #	GTC Biotherapeutics, Inc.	57,064	57,635
* #	GTx, Inc.	68,241	980,623

26

* #	Haemonetics Corp.	88,147	5,113,407
*	Halozyme Therapeutics, Inc.	107,600	912,448
* #	Hana Biosciences, Inc.	6,900	8,211
*	Hanger Orthopedic Group, Inc.	55,252	577,936
*	Harvard Bioscience, Inc.	101,036	428,393
*	Health Grades, Inc.	29,824	161,944
*	HealthAxis, Inc.	750	510
*	HealthExtras, Inc.	140,010	3,720,066
* #	HEALTHSOUTH Corp.	110,300	2,187,249
*	Healthspring, Inc.	68,200	1,288,980
*	HealthStream, Inc.	71,272	225,932
*	HealthTronics, Inc.	111,536	472,913
* #	Healthways, Inc.	116,500	6,800,105
* #	Hemispherx Biopharma, Inc.	177,300	230,490
*	Hi-Tech Pharmacal Co., Inc.	38,125	382,775
*	HMS Holdings Corp.	78,134	2,426,061
* #	Hollis-Eden Pharmaceuticals, Inc.	76,053	144,501
	Hooper Holmes, Inc.	223,694	364,621
* #	Human Genome Sciences, Inc.	416,108	4,331,684
* #	Hythiam, Inc.	73,590	237,696
*	Icagen, Inc.	6,400	9,600
*	ICU Medical, Inc.	47,350	1,757,632
* #	Idera Pharmaceuticals, Inc.	68,708	834,802
* #	IDM Pharma, Inc.	19,739	21,318
* #	I-Flow Corp.	78,400	1,306,928
* #	Immtech International, Inc.	47,217	289,440
* #	Immucor, Inc.	139,629	4,631,494
* #	Immunicon Corp.	84,063	80,700
* #	ImmunoGen, Inc.	138,953	666,974
* #	Immunomedics, Inc.	210,300	475,278
*	IMPATH Bankruptcy Liquidating Trust	21,200	26,712
*	Impax Laboratories, Inc.	144,644	1,591,084
*	Implant Sciences Corp.	37,100	51,940
*	Incyte Corp.	280,215	2,404,245
* #	Indevus Pharmaceuticals, Inc.	239,390	1,793,031
* #	Infinity Pharmaceuticals, Inc.	60,884	583,878
*	Inhibitex, Inc.	31,500	30,555
* #	Inovio Biomedical Corp.	123,690	116,269
*	Insite Vision, Inc.	12,015	11,294
* #	Insmed, Inc.	95,218	84,744
*	Inspire Pharmaceuticals, Inc.	140,875	839,615
* #	Integra LifeSciences Holdings	91,258	3,782,644
*	IntegraMed America, Inc.	25,260	314,487
* #	Interleukin Genetics, Inc.	43,633	69,813
* #	InterMune, Inc.	114,500	1,859,480
* #	Interpharm Holdings, Inc.	59,000	37,170
* #	Introgen Therapeutics, Inc.	136,893	536,621
	Invacare Corp.	94,800	2,464,800
*	Inventiv Health, Inc.	97,677	2,850,215
*	Iridex Corp.	24,549	66,773
*	IRIS International, Inc.	60,424	1,093,674
* #	Isis Pharmaceuticals, Inc.	280,413	4,960,506
* #	Isolagen, Inc.	114,700	326,895
* #	IsoRay, Inc.	4,000	10,800
* #	Ista Pharmaceuticals, Inc.	101,345	523,954

27

* #	I-Trax, Inc.	133,411	482,948
*	IVAX Diagnostics, Inc.	15,500	9,145
* #	Javelin Pharmaceuticals, Inc.	132,900	552,864
* #	Kendle International, Inc.	48,303	2,085,241
*	Kensey Nash Corp.	38,402	1,035,318
* #	Keryx Biopharmaceuticals, Inc.	135,550	1,247,060
	Kewaunee Scientific Corp.	3,357	65,428
*	Kindred Healthcare, Inc.	137,178	3,370,463
* #	Kosan Biosciences, Inc.	141,449	674,712
*	K-V Pharmaceutical Co. Class A	123,648	3,486,874
*	K-V Pharmaceutical Co. Class B	19,875	560,475
* #	La Jolla Pharmaceutical Co.	126,251	468,391
	Landauer, Inc.	30,500	1,531,405
*	Langer, Inc.	8,100	20,250
*	Lannet Co., Inc.	76,065	273,834
#	LCA-Vision, Inc.	66,325	1,078,444
*	Lexicon Pharmaceuticals, Inc.	247,023	857,170
*	LHC Group, Inc.	43,200	1,105,920
*	Lifecell Corp.	109,520	4,441,036
*	Lifecore Biomedical, Inc.	44,590	546,673
	Ligand Pharmaceuticals, Inc. Class B	182,800	897,548
*	Lipid Sciences, Inc.	66,108	62,142
* #	Luminex Corp.	95,743	1,532,845
*	Magellan Health Services, Inc.	102,225	4,646,126
*	Magyar Bancorp, Inc.	1,800	19,350
* #	Mannkind Corp.	156,593	1,471,974
* #	Martek Biosciences Corp.	112,920	2,920,111
*	Matria Healthcare, Inc.	71,839	1,632,182
	Matritech, Inc.	15,900	1,590
*	Matrixx Initiatives, Inc.	31,975	517,675
*	Maxygen, Inc.	122,352	926,205
* #	Medarex, Inc.	402,362	5,109,997
*	MedCath Corp.	70,549	1,793,356
*	Medical Action Industries, Inc.	52,748	1,055,487
*	Medical Staffing Network Holdings, Inc.	82,900	505,690
	Medicis Pharmaceutical Corp. Class A	95,400	2,566,260
* #	Medivation, Inc.	47,214	642,110
*	MEDTOX Scientific, Inc.	26,545	482,854
*	Memory Pharmaceuticals Corp.	174,907	97,948
*	Memry Corp.	85,100	123,395
#	Mentor Corp.	77,770	2,923,374
*	Merge Technologies, Inc.	71,018	93,034
	Meridian Bioscience, Inc.	131,534	4,057,824
*	Merit Medical Systems, Inc.	89,376	1,298,633
*	Metabasis Therapeutics, Inc.	98,117	280,615
*	Metropolitan Health Networks, Inc.	158,500	356,625
*	MGI Pharma, Inc.	258,324	8,940,594
* #	Micromet, Inc.	52,496	91,868
* #	Micrus Endovascular Corp.	36,798	673,771
* #	MiddleBrook Pharmaceuticals, Inc.	95,301	106,737
* #	Milestone Scientific, Inc.	17,200	30,960
* #	Minrad International, Inc.	160,886	436,001
* #	Molina Healthcare, Inc.	88,400	3,314,116
* #	Momenta Pharmaceuticals, Inc.	75,247	401,819
* #	Monogram Biosciences, Inc.	306,035	379,483

28

*	MTS Medication Technologies	19,992	248,900
*	MWI Veterinary Supply, Inc.	27,730	1,166,878
* #	Myriad Genetics, Inc.	133,345	6,427,229
* #	Nabi Biopharmaceuticals	205,150	676,995
* #	Nanogen, Inc.	105,210	66,324
* #	Nastech Pharmaceutical Co., Inc.	68,033	258,525
*	National Dentex Corp.	6,417	100,490
#	National Healthcare Corp.	39,708	1,949,663
*	National Medical Health Card Systems, Inc.	17,249	161,968
	National Research Corp.	12,963	351,945
*	Natus Medical, Inc.	71,600	1,207,892
* #	Nektar Therapeutics	254,783	1,699,403
*	Neogen Corp.	45,156	1,197,086
* #	Neopharm, Inc.	84,817	63,613
*	Neose Technologies, Inc.	138,743	221,989
*	Nephros, Inc.	1,275	1,020
*	Neurobiological Technologies, Inc.	385	1,140
* #	Neurocrine Biosciences, Inc.	150,400	1,958,208
*	Neurogen Corp.	128,649	424,542
* #	Neurometric, Inc.	35,430	296,195
*	Nighthawk Radiology Holdings, Inc.	45,358	958,868
* #	NitroMed, Inc.	124,359	130,577
*	NMT Medical, Inc.	40,499	203,305
*	North American Scientific, Inc.	36,850	12,529
* #	Northfield Laboratories, Inc.	81,485	88,004
* #	Northstar Neuroscience, Inc.	20,567	189,833
* #	Novacea, Inc.	17,838	50,838
* #	NovaMed, Inc.	74,467	347,761
*	Novavax, Inc.	193,671	704,962
*	Noven Pharmaceuticals, Inc.	82,608	1,307,685
*	NOVT Corp.	6,450	15,802
* #	NPS Pharmaceuticals, Inc.	148,720	606,778
*	Nutraceutical International Corp.	36,581	403,488
* #	Nutrition 21, Inc.	500	385
*	NuVasive, Inc.	114,852	4,889,250
*	Nuvelo, Inc.	157,981	274,887
* #	NxStage Medical, Inc.	69,053	888,022
*	Occulogix, Inc.	6,300	819
*	Odyssey Healthcare, Inc.	112,500	1,125,000
*	Omnicell, Inc.	93,973	2,478,068
*	Omrix Biopharmaceuticals, Inc.	27,100	904,869
* #	Onyx Pharmaceuticals, Inc.	155,520	8,482,061
*	Opexa Therapeutics, Inc.	1,600	4,656
*	OraSure Technologies, Inc.	149,450	1,416,786
*	Orchid Cellmark, Inc.	97,989	448,790
*	Orthologic Corp.	104,463	136,847
* #	Oscient Pharmaceuticals Corp.	37,249	53,266
*	Osteotech, Inc.	58,139	477,903
	Owens & Minor, Inc.	134,500	5,281,815
*	Oxigene, Inc.	94,030	259,523
* #	Pain Therapeutics, Inc.	143,022	1,500,301
* #	PainCare Holdings, Inc.	122,896	23,289
* #	Palatin Technologies, Inc.	152,218	38,328
* #	Palomar Medical Technologies, Inc.	60,394	1,059,311
*	Panacos Pharmaceuticals, Inc.	153,237	315,668

29

*	Par Pharmaceutical Companies, Inc.	116,500	2,241,460
*	Parexel International Corp.	92,762	4,104,718
*	PDI, Inc.	43,559	422,522
*	Penwest Pharmaceuticals Co.	70,000	426,300
	Perrigo Co.	85,747	2,649,582
*	Pharmacopia, Inc.	25,150	114,432
* #	Pharmacyclics, Inc.	66,201	135,712
*	Pharmanet Development Group, Inc.	59,718	2,358,861
* #	PharMerica Corp.	50,210	739,593
* #	Pharmion Corp.	103,840	6,629,146
*	Phase Forward, Inc.	66,969	1,634,044
*	PHC, Inc.	6,000	16,800
*	PhotoMedex, Inc.	79,606	62,093
*	Pipex Pharmaceuticals, Inc.	9,700	53,350
*	Possis Medical, Inc.	55,754	867,532
* #	Pozen, Inc.	95,067	991,549
	PRA International	12,500	378,750
* #	Progenics Pharmaceuticals, Inc.	85,200	1,652,880
*	Prospect Medical Holdings, Inc.	18,500	78,440
*	Providence Service Corp.	37,453	1,047,935
*	ProxyMed, Inc.	40,279	70,488
*	PSS World Medical, Inc.	218,300	4,186,994
	Psychemedics Corp.	16,225	256,355
* #	Psychiatric Solutions, Inc.	86,686	3,166,640
* #	Qiagen N.V.	4,408	92,877
*	QuadraMed Corp.	141,411	295,549
* #	Questcor Pharmaceuticals, Inc.	25,400	147,320
*	Quidel Corp.	104,835	1,981,381
*	Quigley Corp.	25,142	126,967
* #	Radiation Therapy Services, Inc.	75,900	2,367,321
*	RadNet, Inc.	54,409	511,445
*	Regeneration Technologies, Inc.	95,740	850,171
*	Regeneron Pharmaceuticals, Inc.	205,237	4,470,062
*	RegeneRx Biopharmaceuticals, Inc.	16,060	23,126
*	RehabCare Group, Inc.	56,500	1,305,150
*	Renovis, Inc.	92,800	312,736
*	Repligen Corp.	98,338	470,056
* #	Repros Therapeutics, Inc.	41,370	406,667
*	Res-Care, Inc.	90,030	2,050,883
*	Retractable Technologies, Inc.	11,000	18,095
* #	Rigel Pharmaceuticals, Inc.	81,222	581,550
* #	Rochester Medical Corp.	29,038	370,234
*	Rockwell Medical Technologies, Inc.	800	6,024
*	Rotech Healthcare, Inc.	12,774	6,144
*	Rural/Metro Corp.	13,300	42,028
* #	Salix Pharmaceuticals, Ltd.	152,657	1,734,184
* #	Sangamo BioSciences, Inc.	115,697	1,778,263
* #	Santarus, Inc.	158,036	401,411
*	Savient Pharmaceuticals, Inc.	182,100	2,560,326
*	SciClone Pharmaceuticals, Inc.	150,061	309,126
* #	Sciele Pharma, Inc.	113,864	2,541,444
* #	SCOLR Pharma, Inc.	28,200	42,582
*	Seattle Genetics, Inc.	183,935	2,021,446
*	Senesco Technologies, Inc.	22,900	8,931
* #	Senomyx, Inc.	94,498	661,486

30

* #	Sequenom, Inc.	114,558	1,063,098
*	SeraCare Life Sciences, Inc.	42,521	232,165
*	SGX Pharmaceuticals, Inc.	5,000	23,550
* #	Signalife, Inc.	3,100	2,976
* #	Sirona Dental Systems, Inc.	59,259	1,603,549
*	Somanetics Corp.	42,479	850,005
* #	Somaxon Pharmaceuticals, Inc.	30,978	179,982
*	Sonic Innovations, Inc.	85,084	708,750
* #	SonoSite, Inc.	53,145	1,765,477
* #	Sonus Pharmaceuticals, Inc.	11,450	6,526
	Span-American Medical System, Inc.	9,392	112,140
*	Spectranetics Corp.	96,772	1,468,031
*	Spectrum Pharmaceuticals, Inc.	87,408	285,824
*	SRI/Surgical Express, Inc.	12,700	53,594
*	Staar Surgical Co.	76,900	216,858
* #	StemCells, Inc.	254,697	494,112
* #	Stereotaxis, Inc.	84,709	1,142,724
	Steris Corp.	203,800	5,698,248
*	Strategic Diagnostics, Inc.	65,250	348,435
*	Sun Healthcare Group, Inc.	138,892	2,304,218
* #	Sunesis Pharmaceuticals, Inc.	10,542	22,349
*	SunLink Health Systems, Inc.	1,048	6,508
* #	Sunrise Senior Living, Inc.	153,130	4,806,751
* #	SuperGen, Inc.	180,259	762,496
* #	SurModics, Inc.	59,592	3,077,331
*	Symmetry Medical, Inc.	101,600	1,710,944
*	Synovis Life Technologies, Inc.	39,439	741,848
*	Targacept, Inc.	100	960
* #	Telik, Inc.	162,000	542,700
* #	Tercica, Inc.	90,390	600,190
*	The Medicines Co.	184,592	3,263,587
*	Theragenics Corp.	97,400	382,782
* #	Theravance, Inc.	71,741	1,728,241
*	Third Wave Technologies, Inc.	135,273	1,091,653
*	Thoratec Corp.	171,643	3,362,486
*	Threshold Pharmaceuticals, Inc.	72,803	40,864
*	Titan Pharmaceuticals, Inc.	125,683	221,202
*	TLC Vision Corp.	12,960	33,826
*	Torreypines Therapeutics, Inc.	1,446	3,745
* #	Trimeris, Inc.	69,478	426,595
*	TriZetto Group, Inc.	156,632	2,416,832
*	Tutogen Medical, Inc.	2,900	33,408
*	U.S. Physical Therapy, Inc.	37,341	512,692
* #	United Therapeutics Corp.	74,258	7,431,741
*	Urologix, Inc.	45,542	59,660
* #	Uroplasty, Inc.	25,891	103,305
	Utah Medical Products, Inc.	13,724	414,465
#	Valeant Pharmaceuticals International	307,087	3,546,855
* #	Vanda Pharmaceuticals, Inc.	22,900	205,871
*	Varian, Inc.	94,199	6,598,640
*	Vascular Solutions, Inc.	49,776	333,001
* #	Vaxgen, Inc.	40,300	20,150
* #	Ventana Medical Systems, Inc.	101,787	9,040,721
* #	Vermillion, Inc.	72,186	56,449
* #	Via Pharmaceuticals, Inc.	102	271

31

*	Vical, Inc.	126,923	581,307
* #	ViroPharma, Inc.	228,174	2,039,876
*	Visicu, Inc.	24,300	203,634
*	Vision-Sciences, Inc.	5,000	9,000
*	VistaCare, Inc.	48,445	379,809
* #	Vital Images, Inc.	54,992	992,056
	Vital Signs, Inc.	42,840	2,266,664
* #	Vivus, Inc.	188,265	1,065,580
*	Vnus Medical Technologies	23,944	336,892
*	Volcano Corp.	26,767	391,066
	West Pharmaceutical Services, Inc.	107,000	4,019,990
*	Wright Medical Group, Inc.	114,326	3,084,515
*	Xenoport, Inc.	79,751	4,194,105
	Young Innovations, Inc.	3,762	87,466
*	Zila, Inc.	90,329	86,716
*	Zoll Medical Corp.	64,824	1,509,103
* #	Zymogenetics, Inc.	223,614	3,282,654
Total Health Care			553,214,728

Industrials — (13.2%)
* #	3-D Systems Corp.	61,830	1,086,353
*	A. T. Cross Co. Class A	32,227	288,432
	A.O. Smith Corp.	74,950	2,652,480
	AAON, Inc.	61,654	1,173,276
* #	AAR Corp.	124,483	4,110,429
	ABM Industries, Inc.	163,289	3,331,096
*	ABX Air, Inc.	195,783	871,234
*	Acco Brands Corp.	179,909	3,006,279
*	Accuride Corp.	84,000	637,560
	Aceto Corp.	75,475	597,762
*	Active Power, Inc.	140,156	315,351
#	Actuant Corp.	182,956	5,794,217
	Acuity Brands, Inc.	25,729	1,016,038
	Administaff, Inc.	93,100	3,042,508
*	AeroCentury Corp.	800	14,560
*	Aerosonic Corp.	10,400	49,140
*	AirNet Systems, Inc.	21,100	41,567
* #	Airtran Holdings, Inc.	309,929	2,631,297
	Alamo Group, Inc.	29,105	538,442
*	Alaska Air Group, Inc.	130,507	3,305,742
#	Albany International Corp. Class A	86,825	3,357,523
* #	Allied Defense Group, Inc.	16,300	95,355
*	Amerco, Inc.	30,800	2,016,476
	American Ecology Corp.	60,850	1,353,304
*	American Locker Group, Inc.	300	1,605
* #	American Reprographics Co.	106,400	1,647,072
#	American Science & Engineering, Inc.	30,600	1,770,210
* #	American Superconductor Corp.	115,899	2,797,802
#	American Woodmark Corp.	52,176	1,010,649
	Ameron International Corp.	29,399	3,109,826
*	Amistar Corp.	1,500	705
	Ampco-Pittsburgh Corp.	35,255	1,241,681
#	Amrep Corp.	22,270	736,246
	Angelica Corp.	31,599	547,611
*	APAC Customer Services, Inc.	166,875	248,644

32

	Apogee Enterprises, Inc.	94,610	2,102,234
	Applied Industrial Technologies, Inc.	120,025	3,625,955
	Applied Signal Technologies, Inc.	40,514	517,364
*	Argon ST, Inc.	74,025	1,348,735
	Arkansas Best Corp.	78,100	1,780,680
*	Arotech Corp.	37,820	97,576
	Art’s-Way Manufacturing Co., Inc.	200	4,720
*	Astec Industries, Inc.	72,700	2,730,612
*	Astronics Corp.	23,286	1,226,939
*	ASV, Inc.	89,232	1,040,445
*	Atlas Air Worldwide Holding, Inc.	89,336	4,703,540
*	Avalon Holding Corp. Class A	5,050	32,825
*	Axsys Technologies, Inc.	34,073	1,441,288
* #	AZZ, Inc.	38,900	1,041,742
#	Badger Meter, Inc.	47,370	1,847,430
*	Baker (Michael) Corp.	28,200	985,026
	Baldor Electric Co.	143,533	4,844,239
*	Baldwin Technology Co., Inc. Class A	27,439	134,451
#	Barnes Group, Inc.	175,569	5,435,616
#	Barrett Business Services, Inc.	37,600	615,888
* #	Blount International, Inc.	156,800	1,923,936
#	BlueLinx Holdings, Inc.	77,900	319,390
#	Bowne & Co., Inc.	80,360	1,451,302
	Brady Co. Class A	16,276	651,528
*	Breeze-Eastern Corp.	15,825	177,240
#	Briggs & Stratton Corp.	164,900	3,759,720
*	BTU International, Inc.	30,700	457,430
* #	Builders FirstSource, Inc.	117,938	816,131
*	Butler International, Inc.	8,000	3,600
#	C&D Technologies, Inc.	81,779	432,611
* #	Cano Petroleum, Inc.	52,100	389,187
* #	Capstone Turbine Corp.	292,400	356,728
	Cascade Corp.	41,500	2,503,695
*	Casella Waste Systems, Inc. Class A	78,589	1,176,477
*	CBIZ, Inc.	222,495	2,055,854
	CDI Corp.	66,700	1,778,889
*	CECO Environmental Corp.	39,171	453,992
*	Celadon Group, Inc.	75,902	592,036
* #	Cenveo, Inc.	179,100	3,682,296
*	Ceradyne, Inc.	90,565	4,477,534
	Champion Industries, Inc.	29,529	159,752
*	Channell Commercial Corp.	7,100	14,910
*	Chart Industries, Inc.	42,269	1,175,078
	Chase Corp.	24,579	468,967
	Chicago Rivet & Machine Co.	200	4,400
	CIRCOR International, Inc.	47,690	2,069,269
#	Clarcor, Inc.	171,200	6,096,432
* #	Clean Harbors, Inc.	65,964	3,544,905
*	Columbus McKinnon Corp.	62,795	1,954,180
*	Comforce Corp.	9,577	20,974
	Comfort Systems USA, Inc.	135,819	1,595,873
*	Commercial Vehicle Group, Inc.	72,456	965,838
*	Competitive Technologies, Inc.	26,772	57,292
	CompX International, Inc.	5,700	80,370
*	COMSYS IT Partners, Inc.	64,799	865,067

33

*	Conrad Industries, Inc.	6,900	111,090
*	Consolidated Graphics, Inc.	45,082	2,332,092
*	Cornell Companies, Inc.	36,800	865,536
*	Corrpro Companies, Inc.	6,875	10,656
*	CoStar Group, Inc.	63,883	3,078,522
*	Covenant Transport Group Class A	30,355	216,431
*	CPI Aerostructures, Inc.	14,666	127,888
*	CRA International, Inc.	39,100	1,808,766
	Cubic Corp.	89,095	3,517,471
#	Curtiss-Wright Corp.	142,300	7,675,662
	Deluxe Corp.	183,430	5,794,554
*	Devcon International Corp.	3,500	9,170
	Diamond Management & Technology Consultants, Inc.	105,150	781,264
*	Distributed Energy Systems Corp.	97,450	33,036
* #	Document Securities Systems, Inc.	46,500	328,290
*	Dollar Thrifty Automotive Group, Inc.	72,100	1,870,274
*	Double Eagle Petroleum Co.	5,483	81,094
*	Ducommun, Inc.	34,396	1,264,397
*	DXP Enterprises, Inc.	7,600	352,260
*	Dynamex, Inc.	35,399	972,411
	Dynamic Materials Corp.	40,350	2,561,014
#	Eagle Bulk Shipping, Inc.	139,224	3,981,806
#	Eastern Co.	19,660	388,678
	Ecology & Environment, Inc. Class A	2,100	22,680
#	EDO Corp.	70,400	3,929,728
	Electro Rent Corp.	82,456	1,127,998
*	EMCOR Group, Inc.	179,000	4,768,560
#	Encore Wire Corp.	75,569	1,292,230
* #	Energy Conversion Devices, Inc.	131,860	3,411,218
* #	Energy Focus, Inc.	34,500	231,150
*	EnerSys	156,500	3,641,755
* #	ENGlobal Corp.	87,300	943,713
	Ennis, Inc.	84,600	1,553,256
*	EnPro Industries, Inc.	66,400	2,031,840
*	Environmental Tectonics Corp.	7,400	18,352
* #	ESCO Technologies, Inc.	86,400	3,195,072
	Espey Manufacturing & Electronics Corp.	4,374	86,168
*	Esterline Technologies Corp.	85,400	4,459,588
*	Evercel, Inc.	466	932
* #	Evergreen Solar, Inc.	231,027	3,042,626
* #	Exide Technologies	18,975	133,394
*	Exponent, Inc.	49,410	1,376,068
* #	ExpressJet Holdings, Inc.	170,100	425,250
	Federal Signal Corp.	160,000	1,840,000
* #	First Advantage Corp.	31,738	577,632
	First Aviation Services, Inc.	6,000	10,800
*	First Consulting Group, Inc.	88,803	1,136,678
* #	Flanders Corp.	82,697	549,935
*	Flow International Corp.	113,078	893,316
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,226
#	Forward Air Corp.	101,500	3,285,555
#	Franklin Electric Co., Inc.	74,420	2,899,403
#	Freightcar America, Inc.	17,000	577,490
* #	Frontier Airlines Holdings, Inc.	92,862	566,458

34

	Frozen Food Express Industries, Inc.	50,982	281,421
*	FTI Consulting, Inc.	113,425	6,465,225
* #	FuelCell Energy, Inc.	211,954	1,922,423
*	Furmanite Corp.	114,070	1,178,343
	G & K Services, Inc. Class A	71,555	2,910,142
*	Gardner Denver Machinery, Inc.	44,076	1,459,356
	GATX Corp.	7,990	295,870
*	Gehl Co.	39,350	637,863
#	Gencorp, Inc.	190,011	2,299,133
	General Employment Enterprises, Inc.	4,817	8,237
*	Genesee & Wyoming, Inc.	124,975	3,274,345
*	Genlyte Group, Inc.	48,676	4,587,713
*	GeoEye, Inc.	40,298	1,278,253
*	GeoPetro Resources Co.	961	3,536
*	Global Cash Access, Inc.	129,400	450,312
*	Global Payment Technologies, Inc.	3,700	1,517
#	Gorman-Rupp Co.	44,656	1,761,679
*	GP Strategies Corp.	53,952	483,410
*	Graftech International, Ltd.	338,700	5,442,909
	Graham Corp.	3,700	259,000
#	Greenbrier Companies, Inc.	50,600	1,122,308
*	Griffon Corp.	99,580	1,286,574
	Hardinge, Inc.	34,860	549,742
*	Hawaiian Holdings, Inc.	150,875	773,989
#	Healthcare Services Group, Inc.	138,263	3,027,960
#	Heartland Express, Inc.	318,241	4,624,042
#	Heico Corp.	70,500	3,472,830
	Heico Corp. Class A	50,463	2,018,520
	Heidrick & Struggles International, Inc.	59,407	2,154,692
*	Henry Bros. Electronics, Inc.	13,944	69,720
*	Herley Industries, Inc.	41,200	582,156
	Herman Miller, Inc.	75,070	2,060,671
*	Hexcel Corp.	290,613	7,401,913
*	Hill International, Inc.	82,366	906,026
*	Hirsch International Corp. Class A	3,200	6,624
	Hi-Shear Technology Corp.	21,962	244,876
#	HNI Corp.	31,500	1,150,695
#	Horizon Lines, Inc. Class A	80,696	1,606,657
*	Hub Group, Inc. Class A	129,976	3,389,774
*	Hudson Highland Group, Inc.	83,600	744,876
*	Hudson Technologies, Inc.	3,900	3,276
*	Hurco Companies, Inc.	21,360	881,527
*	Huron Consulting Group, Inc.	44,710	3,275,902
*	Huttig Building Products, Inc.	66,100	252,502
*	ICT Group, Inc.	50,307	557,402
*	II-VI, Inc.	95,504	3,203,204
	IKON Office Solutions, Inc.	343,760	4,341,689
*	Industrial Distribution Group, Inc.	23,806	267,103
*	Innotrac Corp.	16,000	55,200
* #	Innovative Solutions & Support, Inc.	56,230	800,153
* #	Insituform Technologies, Inc. Class A	88,219	1,145,965
#	Insteel Industries, Inc.	56,700	644,679
*	Integrated Electrical Services, Inc.	51,928	974,689
* #	InterDigital, Inc.	161,200	2,901,600
*	Interline Brands, Inc.	73,730	1,764,359

35

*	International Shipholding Corp.	10,800	277,128
*	Intersections, Inc.	55,970	553,543
* #	Ionatron, Inc.	268,486	928,962
* #	JetBlue Airways Corp.	61,268	428,876
*	JPS Industries, Inc.	8,700	50,025
*	Kadant, Inc.	35,020	1,031,689
	Kaman Corp. Class A	81,000	2,583,900
#	Kaydon Corp.	91,212	4,616,239
	Kelly Services, Inc. Class A	102,466	1,951,977
*	Kenexa Corp.	81,809	1,584,640
*	Key Technology, Inc.	16,002	556,070
*	Kforce, Inc.	132,255	1,434,967
*	Kirby Corp.	700	33,649
#	Knight Transportation, Inc.	278,479	4,232,881
	Knoll, Inc.	113,800	1,989,224
*	Korn/Ferry International	142,420	2,453,897
*	K-Tron International, Inc.	9,425	1,074,450
*	L.B. Foster Co. Class A	9,500	435,195
	L.S. Starrett Co. Class A	6,400	120,576
*	LaBarge, Inc.	50,710	692,699
*	Labor Ready, Inc.	169,100	2,544,955
*	Ladish Co., Inc.	48,400	2,137,344
	Lawson Products, Inc.	22,712	768,347
*	Layne Christensen Co.	51,328	2,923,130
*	Learning Tree International, Inc.	54,881	1,390,685
*	LECG Corp.	74,600	1,183,156
*	LGL Group, Inc.	4,660	32,154
#	Lindsay Corp.	37,700	1,995,084
*	LMI Aerospace, Inc.	36,941	901,360
	LSI Industries, Inc.	69,570	1,437,316
*	Lydall, Inc.	39,900	386,631
*	M&F Worldwide Corp.	61,500	3,159,255
*	Mac-Gray Corp.	28,546	342,552
*	Magnetek, Inc.	103,478	454,268
*	MAIR Holdings, Inc.	52,016	262,681
*	Marten Transport, Ltd.	69,582	762,619
	Maxco, Inc.	3,000	10,125
	McGrath Rentcorp.	83,914	2,231,273
*	Meadow Valley Corp.	2,300	29,440
* #	Media Sciences International, Inc.	2,800	11,368
* #	Medialink Worldwide, Inc.	20,400	82,824
*	Merrimac Industries, Inc.	2,960	27,232
*	Mesa Air Group, Inc.	104,935	396,654
* #	Metalline Mining Co.	7,345	20,933
	Met-Pro Corp.	46,938	546,358
*	MFRI, Inc.	21,804	315,286
* #	Microvision, Inc.	144,119	585,123
* #	Middleby Corp.	44,174	3,352,365
*	Midwest Air Group, Inc.	57,700	898,966
* #	Milacron, Inc.	14,730	42,422
* #	Millennium Cell, Inc.	41,793	22,568
*	Miller Industries, Inc.	38,480	501,394
#	Mine Safety Appliances Co.	120,200	5,891,002
*	Misonix, Inc.	21,500	102,125
*	Mobile Mini, Inc.	115,530	2,220,487

36

*	Modtech Holdings, Inc.	49,450	45,494
*	Moog, Inc. Class A	120,046	5,411,674
*	Moog, Inc. Class B	5,250	235,253
*	MTC Technologies, Inc.	52,348	855,890
	Mueller Industries, Inc.	112,445	3,399,212
	Mueller Water Products, Inc.	40,600	425,082
	Mueller Water Products, Inc. Class B	44,600	446,446
	Multi-Color Corp.	35,280	843,192
*	M-Wave, Inc.	575	943
	NACCO Industries, Inc. Class A	6,300	638,253
*	Nashua Corp.	7,300	85,483
*	National Patent Development Corp.	13,860	34,650
*	National Technical Systems, Inc.	20,700	140,760
* #	Navigant Consulting, Inc.	177,900	2,309,142
* #	NCI Building Systems, Inc.	63,100	2,166,223
	Nordson Corp.	112,475	5,938,680
* #	North America Galvanizing & Coatings, Inc.	38,300	265,036
*	NuCo2, Inc.	51,100	1,409,338
* #	Odyssey Marine Exploration, Inc.	156,500	881,095
* #	Old Dominion Freight Line, Inc.	120,722	2,719,867
	Omega Flex, Inc.	24,600	351,042
*	On Assignment, Inc.	120,015	766,896
*	Orbit International Corp.	1,977	16,627
*	Orbital Sciences Corp.	197,252	4,745,883
*	P.A.M. Transportation Services, Inc.	33,219	498,617
*	Paragon Technologies, Inc.	9,200	73,140
*	Park-Ohio Holdings Corp.	34,835	820,016
*	Patrick Industries, Inc.	9,095	107,867
* #	Patriot Transportation Holding, Inc.	9,321	875,149
*	Peerless Manufacturing Co.	16,256	605,211
*	Pemco Aviation Group, Inc.	2,150	6,364
*	Perini Corp.	85,700	4,558,383
*	PHH Corp.	159,800	3,541,168
*	Pike Electric Corp.	43,700	694,830
* #	Pinnacle Airlines Corp.	71,500	1,162,590
* #	Plug Power, Inc.	217,343	786,782
*	Point Blank Solutions, Inc.	130,100	585,450
	Portec Rail Products, Inc.	20,200	212,504
*	Powell Industries, Inc.	38,830	1,586,206
*	Power-One, Inc.	271,761	1,269,124
#	Preformed Line Products Co.	10,107	544,262
* #	Protection One, Inc.	9,115	106,372
	Providence & Worcester Railroad Co.	3,900	71,604
*	Quality Distribution, Inc.	57,700	286,192
*	Quanta Services, Inc.	6,653	182,159
	Quipp, Inc.	1,400	6,650
	Quixote Corp.	28,040	516,777
#	Raven Industries, Inc.	58,530	2,032,747
*	RBC Bearings, Inc.	49,275	1,812,335
*	RCM Technologies, Inc.	38,534	221,185
	Regal-Beloit Corp.	100,904	4,750,560
*	Republic Airways Holdings, Inc.	138,867	2,788,449
#	Resources Connection, Inc.	158,736	3,273,136
	Robbins & Myers, Inc.	57,600	3,945,600
	Rollins, Inc.	221,050	6,507,712

37

*	Rush Enterprises, Inc. Class A	81,376	1,282,486
*	Rush Enterprises, Inc. Class B	23,950	379,368
*	Saia, Inc.	36,754	479,272
	Schawk, Inc.	85,760	1,232,371
*	School Specialty, Inc.	68,300	2,437,627
*	Schuff International, Inc.	6,700	224,618
*	Sequa Corp. Class A	6,800	1,189,660
*	Sequa Corp. Class B	2,500	435,275
	Servidyne, Inc.	330	2,046
*	Servotronics, Inc.	3,100	38,440
*	SIFCO Industries, Inc.	17,949	350,903
*	Simclar, Inc.	6,300	34,524
#	Simpson Manufacturing Co., Inc.	156,041	4,152,251
	Skywest, Inc.	195,726	5,149,551
*	SL Industries, Inc.	12,146	267,212
*	SmartPros, Ltd.	11,100	62,715
*	SPACEHAB, Inc.	1,821	3,826
*	Sparton Corp.	9,193	48,631
*	Spherion Corp.	159,820	1,243,400
*	Spherix, Inc.	46,095	59,924
*	Spire Corp.	26,626	515,213
*	Standard Parking Corp.	31,680	1,469,002
	Standard Register Co.	78,400	946,288
	Standex International Corp.	39,700	757,476
*	Sterling Construction Co., Inc.	34,000	816,680
	Sun Hydraulics, Inc.	52,603	1,528,117
*	Superior Essex, Inc.	66,018	1,601,597
	Supreme Industries, Inc.	15,608	90,995
* #	Synutra International, Inc.	11,721	438,131
	Sypris Solutions, Inc.	53,547	372,152
*	SYS Technologies	41,600	87,360
#	TAL International Group, Inc.	65,650	1,486,973
*	Taleo Corp. Class A	39,482	1,114,577
* #	Taser International, Inc.	204,300	2,862,243
*	Team, Inc.	51,000	1,523,880
*	TeamStaff, Inc.	17,900	12,351
	Tech/Ops Sevcon, Inc.	9,755	85,112
	Technology Research Corp.	18,250	66,430
	Tecumseh Products Co. Class A	42,100	1,000,717
*	Teledyne Technologies, Inc.	109,300	5,926,246
	Tennant Co.	60,700	2,660,481
*	Tetra Tech, Inc.	187,796	3,891,133
*	The Advisory Board Co.	60,597	3,939,411
*	The Geo Group, Inc.	163,500	4,162,710
	Thomas Group, Inc.	6,132	45,561
	Titan International, Inc.	87,300	2,397,258
	Todd Shipyards Corp.	17,841	376,980
*	Trailer Bridge, Inc.	9,300	99,231
*	TransDigm Group, Inc.	17,700	843,936
* #	TRC Companies, Inc.	57,796	484,908
	Tredegar Industries, Inc.	106,191	1,535,522
* #	Trex Co., Inc.	49,800	343,122
	Triumph Group, Inc.	51,015	4,145,479
* #	TRM Corp.	53,100	38,232
*	Tufco Technologies, Inc.	4,700	33,135

38

* #	TurboChef Technologies, Inc.	96,738	1,438,494
	Twin Disc, Inc.	18,440	1,145,677
*	U.S. Home Systems, Inc.	26,949	160,886
#	UAP Holding Corp.	150,300	4,495,473
* #	Ultralife Batteries, Inc.	47,230	593,209
*	United Stationers, Inc.	93,209	4,721,968
	Universal Forest Products, Inc.	61,105	1,748,214
*	Universal Security Instruments, Inc.	7,549	63,714
* #	Universal Truckload Services, Inc.	23,217	405,137
*	UQM Technologies, Inc.	81,900	261,261
*	USA Truck, Inc.	31,235	452,908
* #	Valence Technology, Inc.	20,900	48,070
	Valmont Industries, Inc.	82,850	6,502,897
*	Valpey Fisher Corp.	4,045	19,821
*	Veri-Tek International Corp.	7,090	45,022
*	Versar, Inc.	25,500	179,010
	Viad Corp.	68,899	2,136,558
#	Vicor Corp.	90,242	1,303,094
*	Volt Information Sciences, Inc.	76,050	967,356
	VSE Corp.	17,518	904,104
	Wabash National Corp.	100,500	694,455
	Wabtec Corp.	156,200	5,301,428
	Walter Industries, Inc.	168,500	5,845,265
* #	Waste Connections, Inc.	112,050	3,566,552
	Waste Industries USA, Inc.	43,970	1,486,186
	Watsco, Inc. Class A	78,200	2,834,750
	Watsco, Inc. Class B	1,800	65,700
	Watson Wyatt & Co. Holdings	120,400	5,544,420
#	Watts Water Technologies, Inc.	101,180	2,960,527
*	WCA Waste Corp.	22,923	174,902
#	Werner Enterprises, Inc.	244,084	4,283,674
*	Westaff, Inc.	43,832	165,247
*	Willis Lease Finance Corp.	11,960	156,676
	Woodward Governor Co.	110,918	7,602,320
	WSI Industries, Inc.	2,000	11,580
*	Zareba Systems, Inc.	300	1,440
Total Industrials			594,607,780

Information Technology — (14.5%)
*	3Com Corp.	529,515	2,282,210
* #	8X8, Inc.	18,800	19,928
* #	Acacia Research-Acacia Technologies	82,560	761,203
* #	Access Integrated Technologies, Inc.	69,900	313,152
* #	ACI Worldwide, Inc.	121,539	2,774,735
*	Acorn Factor, Inc.	7,000	29,750
*	Actel Corp.	84,335	924,312
*	ActivIdentity Corp.	152,203	619,466
*	Actuate Corp.	201,866	1,528,126
*	Adaptec, Inc.	368,900	1,235,815
*	ADC Telecommunications, Inc.	19,386	321,032
*	ADDvantage Technologies Group, Inc.	23,575	136,735
*	Adept Technology, Inc.	2,150	14,835
	Adtran, Inc.	257,726	5,590,077
*	Advanced Analogic Technologies, Inc.	147,709	1,590,826
*	Advanced Energy Industries, Inc.	149,864	2,174,527

39

* #	Advanced Photonix, Inc.	21,200	40,916
*	Advent Software, Inc.	89,585	4,547,335
*	Aehr Test Systems	18,819	110,091
*	Aetrium, Inc.	34,318	182,572
	Agilysys, Inc.	80,988	1,124,923
* #	Airspan Networks, Inc.	138,200	258,434
* # •	Allen Organ Co.	800	13,032
	Alliance Semiconductor Corp.	47,150	73,554
*	Allied Motion Technologies, Inc.	2,800	12,488
	American Software, Inc. Class A	78,505	564,451
*	AMIS Holdings, Inc.	299,828	2,299,681
* #	Amkor Technology, Inc.	373,288	3,075,893
* #	Ampex Corp. Class A	5,725	11,164
*	Amtech Systems, Inc.	21,170	296,168
* #	Anadigics, Inc.	196,400	2,162,364
*	Analysts International Corp.	59,486	77,332
*	Anaren, Inc.	55,600	856,240
*	Andrew Corp.	309,714	4,540,407
*	Ansoft Corp.	78,978	2,291,152
*	Answerthink, Inc.	141,833	643,922
*	APA Enterprises, Inc.	11,200	11,424
*	Apogee Technology, Inc.	3,700	1,369
*	Applied Micro Circuits Corp.	932,138	2,339,666
* #	Ariba, Inc.	256,921	3,049,652
* #	Arris Group, Inc.	360,500	3,760,015
*	Art Technology Group, Inc.	351,185	1,467,953
*	ASA International, Ltd.	640	2,560
* #	Ascendia Brands, Inc.	37,900	5,685
*	Aspen Technology, Inc.	293,789	4,982,661
*	Astea International, Inc.	2,800	17,584
	Astro-Med, Inc.	12,764	121,003
*	Asyst Technologies, Inc.	163,900	563,816
* #	Atari, Inc.	28,958	48,649
* #	Atheros Communications	183,396	5,408,348
*	Atlantic Tele-Network, Inc.	2,300	87,722
*	ATMI, Inc.	117,633	3,539,577
*	Authentidate Holding Corp.	98,000	74,598
*	Autobytel, Inc.	143,145	460,927
* #	Avanex Corp.	422,395	633,593
	Avici Systems, Inc.	46,843	348,043
* #	Avid Technology, Inc.	132,763	3,522,202
*	Aviza Technology, Inc.	67,330	141,393
*	Avocent Corp.	160,365	3,993,089
*	Aware, Inc.	78,692	387,952
*	Axcelis Technologies, Inc.	338,800	1,605,912
*	Axesstel, Inc.	38,400	10,368
*	AXS-One, Inc.	74,600	29,840
*	AXT, Inc.	98,190	425,163
* #	Bankrate, Inc.	58,657	2,295,835
* #	BearingPoint, Inc.	680,861	2,485,143
	Bel Fuse, Inc. Class A	8,809	307,875
	Bel Fuse, Inc. Class B	30,647	916,958
*	Bell Industries, Inc.	8,500	13,685
*	Bell Microproducts, Inc.	95,471	534,638
*	Benchmark Electronics, Inc.	224,592	4,031,426

40

*	Bitstream, Inc.	8,000	45,120
	Black Box Corp.	55,600	2,046,080
#	Blackbaud, Inc.	73,603	2,094,741
* #	Blackboard, Inc.	94,364	3,680,196
*	Blonder Tongue Laboratories, Inc.	9,300	14,043
*	Blue Coat Systems, Inc.	99,372	3,598,260
	Bogen Communications International, Inc.	11,900	77,350
*	Bookham, Inc.	223,416	567,477
* #	Borland Software Corp.	246,200	795,226
*	Bottomline Technologies, Inc.	81,939	1,032,431
	BPO Management Services, Inc.	176	102
*	Brightpoint, Inc.	180,020	2,990,132
*	Broadcaster, Inc.	600	414
* #	BroadVision, Inc.	512,806	1,025,612
*	Brooks Automation, Inc.	252,534	3,391,532
*	BSQUARE Corp.	32,068	197,539
*	Cabot Microelectronics Corp.	79,800	2,984,520
*	CACI International, Inc. Class A	69,000	3,131,910
*	CalAmp Corp.	76,328	196,926
*	California Micro Devices Corp.	77,097	302,991
*	Callidus Software, Inc.	65,422	409,542
*	CallWave, Inc.	64,100	179,480
	CAM Commerce Solutions, Inc.	9,900	446,292
*	Captaris, Inc.	91,728	372,416
*	Carrier Access Corp.	103,489	234,920
*	Cascade Microtech, Inc.	8,310	78,114
#	Cass Information Systems, Inc.	7,265	270,858
*	Catalyst Semiconductor, Inc.	54,740	285,195
*	Catapult Communications Corp.	45,891	332,710
* #	C-COR, Inc.	162,900	2,000,412
*	Centillium Communications, Inc.	114,689	158,271
*	CEVA, Inc.	64,067	656,046
*	Checkpoint Systems, Inc.	131,400	3,122,064
*	Cherokee International Corp.	64,269	174,169
*	Chordiant Software, Inc.	109,200	1,095,276
*	Ciber, Inc.	166,712	1,136,976
*	Ciprico, Inc.	11,397	60,689
*	Cirrus Logic, Inc.	292,090	1,664,913
*	Clarus Corp.	32,100	202,230
	CLST Holdings, Inc.	28,318	11,327
*	CMGI, Inc.	20,321	210,729
*	CNET Networks, Inc.	619,485	4,695,696
* #	Cogent, Inc.	161,101	1,788,221
	Cognex Corp.	148,340	3,006,852
*	Coherent, Inc.	104,293	3,000,510
	Cohu, Inc.	74,898	1,172,154
	Comarco, Inc.	18,136	94,126
* # •	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	12,450	139,440
*	Computer Task Group, Inc.	48,900	254,280
*	Comtech Telecommunications Corp.	77,200	3,833,752
*	Concur Technologies, Inc.	121,083	4,547,877
*	Concurrent Computer Corp.	203,200	191,008
* #	Conexant Systems, Inc.	1,042,706	1,157,404
* #	Convera Corp.	125,474	324,978

41

*	CPI International, Inc.	40,057	672,557
*	Cray, Inc.	24,834	144,782
*	Credence Systems Corp.	337,598	692,076
*	CSG Systems International, Inc.	150,832	2,499,286
*	CSP, Inc.	8,585	60,095
	CTS Corp.	94,359	997,375
*	CVD Equipment Corp.	11,029	48,528
*	Cyberoptics Corp.	29,611	360,958
*	Cybersource Corp.	225,488	3,294,380
* #	Cymer, Inc.	124,486	5,112,640
#	Daktronics, Inc.	131,216	3,061,269
*	Data I/O Corp.	7,300	41,245
*	Datalink Corp.	35,200	149,952
	Dataram Corp.	27,100	92,140
*	DataTRAK International, Inc.	7,500	15,225
*	Datawatch Corp.	4,032	28,022
* #	DealerTrack Holdings, Inc.	90,922	3,867,822
* #	Delphax Technologies, Inc.	6,100	3,813
*	Digi International, Inc.	81,326	1,250,794
*	Digimarc Corp.	71,265	669,178
* #	Digital Angel Corp.	130,100	122,294
*	Digital River, Inc.	2,653	102,592
*	Diodes, Inc.	126,058	3,708,626
*	Ditech Networks, Inc.	109,212	352,755
*	Document Sciences Corp.	13,900	116,204
*	Dot Hill Systems Corp.	144,378	366,720
*	DSP Group, Inc.	95,000	1,285,350
*	DTS, Inc.	60,489	1,497,103
*	Dycom Industries, Inc.	135,666	3,817,641
*	Dynamics Research Corp.	27,908	305,593
*	EarthLink, Inc.	413,597	2,808,324
*	Easylink Services International Corp.	3,900	13,065
*	Echelon Corp.	131,006	2,199,591
* #	EDGAR Online, Inc.	80,084	239,451
*	Edgewater Technology, Inc.	39,255	257,120
*	EFJ, Inc.	81,894	239,949
*	Elecsys Corp.	5,511	30,586
*	Electro Scientific Industries, Inc.	97,293	1,970,183
*	Electroglas, Inc.	62,300	90,335
*	Electronics for Imaging, Inc.	189,566	4,348,644
* #	Elixir Gaming Technologies, Inc.	131,800	519,292
*	eLoyalty Corp.	30,389	393,841
* #	EMCORE Corp.	170,050	1,491,339
*	EMS Technologies, Inc.	51,068	1,486,589
*	Emulex Corp.	281,900	4,721,825
* #	En Pointe Technologies, Inc.	6,300	19,467
*	Endwave Corp.	38,600	302,624
*	Entegris, Inc.	434,395	3,761,861
*	Entertainment Distribution Co., Inc.	208,077	145,654
*	Entrust, Inc.	201,589	334,638
*	Epicor Software Corp.	193,022	2,088,498
*	EPIQ Systems, Inc.	97,449	1,697,562
*	ePlus, Inc.	24,690	258,998
* #	eSpeed, Inc.	99,880	1,008,788
*	ESS Technology, Inc.	108,500	161,665

42

* #	Euronet Worldwide, Inc.	125,936	4,125,663
*	Evans & Sutherland Computer Corp.	12,543	16,808
*	Evolving Systems, Inc.	12,000	21,000
*	Exar Corp.	135,938	1,249,270
*	Excel Technology, Inc.	33,172	894,649
*	Extreme Networks, Inc.	397,714	1,447,679
*	Fairchild Semiconductor Corp. Class A	87,000	1,379,820
*	FalconStor Software, Inc.	163,905	1,984,890
*	Faro Technologies, Inc.	48,870	1,320,467
* #	FEI Co.	115,750	2,883,333
*	Finisar Corp.	1,048,888	1,783,110
*	Forgent Networks, Inc.	69,300	92,862
* #	FormFactor, Inc.	63,556	2,411,315
*	Forrester Research, Inc.	76,587	2,005,048
* #	FortuNet, Inc.	2,618	21,939
	Frequency Electronics, Inc.	18,900	178,983
*	FSI International, Inc.	91,700	165,060
*	Genesis Microchip, Inc.	91,762	462,480
*	Gerber Scientific, Inc.	68,800	653,600
	Gevity HR, Inc.	80,810	343,443
*	Giga-Tronics, Inc.	4,500	8,145
*	Globecomm Systems, Inc.	41,374	465,458
*	Goldleaf Financial Solutions, Inc.	58,425	102,244
*	Greenfield Online, Inc.	86,600	1,302,464
*	GSE Systems, Inc.	43,196	518,352
*	GTSI Corp.	31,222	302,229
*	Guidance Software, Inc.	11,478	141,294
*	Halifax Corp.	1,000	1,850
*	Harmonic, Inc.	264,847	2,746,463
*	Harris Stratex Networks, Inc. Class A	74,603	1,284,664
*	Hauppauge Digital, Inc.	32,457	135,995
#	Heartland Payment Systems, Inc.	125,097	4,038,131
*	hi/fn, Inc.	45,200	265,324
*	Hittite Microwave Corp.	102,236	4,415,573
*	Hutchinson Technology, Inc.	86,800	2,283,708
*	Hypercom Corp.	187,700	1,004,195
* #	I.D. Systems, Inc.	34,040	447,286
* #	i2 Technologies, Inc.	71,200	1,152,016
	iBasis, Inc.	110,687	585,534
* #	Ibis Technology Corp.	27,300	11,739
*	iCAD, Inc.	3,500	7,700
*	iGATE Capital Corp.	177,165	1,498,816
*	Ikanos Communications	7,890	46,788
* #	ImageWare Systems, Inc.	45,400	73,548
*	I-many, Inc.	115,692	375,999
	Imation Corp.	112,801	2,263,916
#	Imergent, Inc.	41,500	512,940
* #	Immersion Corp.	84,200	1,105,546
*	InFocus Corp.	123,613	215,087
*	Informatica Corp.	281,457	4,826,988
	InfoSpace, Inc.	104,946	1,869,088
	infoUSA, Inc.	131,505	1,134,888
*	Innodata Isogen, Inc.	77,693	384,580
*	Innovex, Inc.	53,100	30,798
*	InPlay Technologies, Inc.	10,000	14,500

43

*	Insight Enterprises, Inc.	151,841	3,007,970
*	Insightful Corp.	6,100	7,808
*	InsWeb Corp.	1,633	17,702
#	Integral Systems, Inc.	35,775	891,871
*	Integrated Silicon Solution, Inc.	121,451	791,861
* #	Intelli-Check, Inc.	40,667	142,335
*	Intelligent Systems Corp.	14,381	47,457
*	Intelligroup, Inc.	29,800	75,096
*	Interactive Intelligence, Inc.	55,941	1,458,941
*	Interlink Electronics, Inc.	35,200	52,800
* #	Intermec, Inc.	203,600	4,371,292
* #	Internap Network Services Corp.	160,800	1,599,960
*	Internet Capital Group, Inc.	126,765	1,415,965
*	Interphase Corp.	19,339	188,362
*	Intervoice, Inc.	129,018	1,261,796
*	Interwoven, Inc.	144,823	1,778,426
*	Intest Corp.	27,232	62,906
*	Intevac, Inc.	71,436	1,121,545
*	IntriCon Corp.	15,310	211,278
*	INX, Inc.	11,300	112,661
*	Iomega Corp.	177,295	632,943
* #	iPass, Inc.	117,100	511,727
*	iPCS, Inc.	11,273	390,046
*	Iteris, Inc.	51,154	171,877
*	Ixia	204,128	2,108,642
*	IXYS Corp.	109,724	848,167
*	j2 Global Communications, Inc.	163,364	3,973,012
*	Jaco Electronics, Inc.	6,475	8,353
*	JDA Software Group, Inc.	82,812	1,734,083
*	Jupitermedia Corp.	111,469	478,202
	Keithley Instruments, Inc.	45,170	429,115
*	Kemet Corp.	222,423	1,379,023
*	Key Tronic Corp.	30,077	124,820
*	Keynote Systems, Inc.	36,900	507,744
*	Kintera, Inc.	45,236	72,830
*	Kopin Corp.	222,236	800,050
*	Kratos Defense & Security Solutions, Inc.	197,404	442,185
*	Kulicke & Soffa Industries, Inc.	191,934	1,358,893
*	KVH Industries, Inc.	45,028	391,293
* #	L-1 Identity Solutions, Inc.	236,439	4,393,037
*	Lantronix, Inc.	14,300	13,943
* #	LaserCard Corp.	39,524	392,869
*	Lattice Semiconductor Corp.	382,951	1,286,715
* #	Lawson Software, Inc.	608,706	5,916,622
*	Leadis Technolgies, Inc.	600	1,668
* #	LeCroy Corp.	39,213	340,761
*	LightPath Technologies, Inc.	1,850	5,717
*	Lionbridge Technologies, Inc.	181,846	552,812
*	Littlefuse, Inc.	76,813	2,561,714
*	Logic Devices, Inc.	6,400	10,688
*	LogicVision, Inc.	50,041	45,037
*	Logility, Inc.	40,957	495,580
*	LoJack Corp.	60,700	1,062,857
*	LookSmart, Ltd.	74,172	215,099
*	Loral Space & Communications, Inc.	66,943	2,292,128

44

*	LTX Corp.	207,296	497,510
* #	Lumera Corp.	66,184	228,997
*	Luna Innovations, Inc.	8,256	75,377
* #	Macrovision Corp.	168,893	4,208,814
*	Magma Design Automation, Inc.	128,183	1,712,525
* # •	Mai Systems Corp. Escrow Shares	3	—
*	Management Network Group, Inc.	70,700	168,973
*	Manatron, Inc.	1,102	9,863
*	Manhattan Associates, Inc.	91,594	2,484,945
*	ManTech International Corp. Class A	64,400	2,491,636
	Marchex, Inc. Class B	98,043	1,206,909
*	Mastec, Inc.	212,350	2,146,859
*	Mattson Technology, Inc.	175,745	1,448,139
#	Maximus, Inc.	72,400	2,823,600
* #	Maxwell Technologies, Inc.	53,379	445,181
* #	MDI, Inc.	10,433	7,196
* #	Mechanical Technology, Inc.	88,120	84,595
*	MedQuist, Inc.	15,960	164,388
*	Mentor Graphics Corp.	283,486	3,087,163
*	Mercury Computer Systems, Inc.	71,400	1,046,724
*	Merix Corp.	62,013	363,396
	Mesa Laboratories, Inc.	10,503	261,525
	Methode Electronics, Inc.	122,020	1,470,341
	Micrel, Inc.	253,673	2,262,763
*	Microsemi Corp.	237,102	5,424,894
*	MicroStrategy, Inc.	31,800	3,207,030
*	Microtune, Inc.	179,447	933,124
* #	Midway Games, Inc.	283,100	687,933
* #	Mindspeed Technologies, Inc.	355,070	497,098
* #	MIPS Technologies, Inc.	148,600	844,048
*	MIVA, Inc.	108,500	312,480
*	MKS Instruments, Inc.	190,507	3,461,512
* #	Mobility Electronics, Inc.	102,830	178,924
	Mocon, Inc.	18,742	194,355
*	Moldflow Corp.	37,712	601,506
*	Monolithic Power Systems	104,019	1,984,683
* #	MoSys, Inc.	102,560	598,950
*	Motive, Inc.	25,500	45,900
*	MPS Group, Inc.	327,000	3,629,700
* #	MRV Communications, Inc.	419,681	940,085
*	MSC. Software Corp.	146,706	1,937,986
*	MTM Technologies, Inc.	4,600	3,404
	MTS Systems Corp.	60,887	2,495,758
* #	Multi-Fineline Electronix, Inc.	76,872	1,404,451
*	Nanometrics, Inc.	39,294	392,940
*	Napco Security Systems, Inc.	65,060	326,601
* #	Napster, Inc.	3,129	8,699
*	NCI, Inc.	8,809	159,443
* #	NeoMagic Corp.	43,418	135,464
* #	Neonode, Inc.	680	3,067
*	NETGEAR, Inc.	114,493	3,880,168
* #	Netlogic Microsystems, Inc.	68,378	2,000,057
*	NetManage, Inc.	29,679	110,999
*	NetScout Systems, Inc.	105,550	1,282,433
*	Network Engines, Inc.	123,298	202,209

45

*	Network Equipment Technologies, Inc.	84,300	1,048,692
*	Newport Corp.	132,918	1,762,493
*	Nextest Systems Corp.	400	5,312
	NIC, Inc.	208,065	1,622,907
* #	NMS Communications Corp.	149,300	231,415
*	Novatel Wireless, Inc.	101,002	1,569,571
*	Nu Horizons Electronics Corp.	43,207	291,647
*	NumereX Corp. Class A	19,932	160,652
* #	NYFIX, Inc.	77,014	342,712
	O.I. Corp.	3,540	44,923
* #	Oculus Innovative Sciences, Inc.	9,550	47,750
*	Omniture, Inc.	26,506	753,035
* #	OmniVision Technologies, Inc.	154,400	2,874,928
*	Omtool, Ltd.	3,470	12,839
* #	On2 Technologies, Inc.	270,900	203,175
*	Online Resources Corp.	84,270	792,138
*	Onvia, Inc.	12,766	111,703
*	OpenTV Corp.	38,046	45,275
#	Openwave Systems, Inc.	301,852	830,093
*	Oplink Communications, Inc.	68,500	1,106,275
*	OPNET Technologies, Inc.	70,111	642,918
	OPTi, Inc.	11,000	44,000
*	Optical Cable Corp.	14,700	58,947
*	Orthovita, Inc.	9,914	34,897
*	OSI Systems, Inc.	50,800	1,259,332
*	Overland Storage, Inc.	40,351	60,527
*	OYO Geospace Corp.	19,511	2,042,802
*	Packeteer, Inc.	114,148	771,640
* #	Palm, Inc.	271,471	1,892,153
*	PAR Technology Corp.	33,669	246,457
*	Parametric Technology Corp.	39,874	665,896
	Park Electrochemical Corp.	65,450	1,927,503
* #	Parkervision, Inc.	80,486	791,177
*	PC Connection, Inc.	86,850	1,110,812
*	PC-Tel, Inc.	72,300	541,527
*	PDF Solutions, Inc.	94,613	750,281
*	Peerless Systems Corp.	23,200	48,720
	Pegasystems, Inc.	114,667	1,419,577
*	Perceptron, Inc.	21,668	245,715
*	Perficient, Inc.	87,937	1,474,703
*	Performance Technologies, Inc.	37,000	179,820
*	Pericom Semiconductor Corp.	79,236	1,312,941
*	Perot Systems Corp.	18,860	248,009
*	Pervasive Software, Inc.	70,339	315,822
*	Pfsweb, Inc.	34,442	44,086
*	Phoenix Technologies, Ltd.	77,336	1,051,770
*	Photon Dynamics, Inc.	53,600	482,400
*	Photronics, Inc.	135,326	1,392,505
*	Pinnacle Data Systems, Inc.	4,400	12,540
* #	Pixelworks, Inc.	48,600	42,282
*	Planar Systems, Inc.	47,100	267,528
*	PlanetOut, Inc.	3,410	22,949
	Plantronics, Inc.	177,500	4,765,875
*	PLATO Learning, Inc.	71,566	291,989
*	Plexus Corp.	130,161	3,873,591

46

*	PLX Technology, Inc.	92,738	912,542
*	PMC-Sierra, Inc.	688,619	4,834,105
*	Power Integrations, Inc.	84,100	2,529,728
* #	Powerwave Technologies, Inc.	331,994	1,374,455
* #	Presstek, Inc.	117,598	702,060
* # •	Price Communications Liquidation Trust	159,870	21,835
	Printronix, Inc.	7,000	108,640
*	Progress Software Corp.	132,100	4,178,323
	QAD, Inc.	104,659	890,648
#	Quality Systems, Inc.	87,418	2,586,699
*	Qualstar Corp.	6,500	20,800
*	Quantum Corp.	634,800	2,012,316
*	Quest Software, Inc.	328,830	5,317,181
*	QuickLogic Corp.	93,400	332,504
* #	Rackable Systems, Inc.	46,300	493,095
*	Radiant Systems, Inc.	100,234	1,600,737
*	RadiSys Corp.	71,662	1,113,627
*	Radyne Corp.	29,400	269,892
* #	RAE Systems, Inc.	185,700	482,820
*	Rambus, Inc.	12,800	248,192
*	Ramtron International Corp.	82,400	349,376
*	RealNetworks, Inc.	460,019	2,838,317
	Relm Wireless Corp.	41,800	138,358
	REMEC, Inc.	69,545	120,313
#	Renaissance Learning, Inc.	91,615	1,192,827
* #	Research Frontiers, Inc.	4,700	46,013
* #	RF Micro Devices, Inc.	903,645	5,223,068
*	RF Monolithics, Inc.	25,000	143,000
	Richardson Electronics, Ltd.	43,825	285,301
*	RightNow Technologies, Inc.	106,508	1,933,120
*	Rimage Corp.	32,040	798,757
*	Rofin-Sinar Technologies, Inc.	50,077	4,559,010
*	Rogers Corp.	53,300	2,348,398
*	Rudolph Technologies, Inc.	94,194	1,125,618
*	S1 Corp.	216,006	1,602,765
*	Saba Software, Inc.	92,636	458,548
*	Safeguard Scientifics, Inc.	391,100	770,467
*	Sanmina-SCI Corp.	367,458	650,401
* #	Sapient Corp.	403,707	2,922,839
* #	SatCon Technology Corp.	109,500	164,250
*	ScanSource, Inc.	78,200	2,758,896
*	Schmitt Industries, Inc.	2,366	15,829
*	Scientific Learning Corp.	11,796	69,125
*	SCM Microsystems, Inc.	50,472	177,157
*	Seachange International, Inc.	91,800	692,172
*	Secure Computing Corp.	216,642	1,964,943
*	Selectica, Inc.	74,960	124,434
*	Semitool, Inc.	103,560	956,894
*	Semtech Corp.	234,157	3,573,236
*	SI International, Inc.	39,243	1,018,748
* #	Sigma Designs, Inc.	73,800	4,798,476
* #	Sigmatel, Inc.	93,110	182,496
*	Sigmatron International, Inc.	2,200	22,616
*	Silicon Image, Inc.	259,805	1,221,084
	Silicon Laboratories, Inc.	72,776	2,702,901

47

*	Silicon Storage Technology, Inc.	335,500	952,820
* #	Simulations Plus, Inc.	40,878	196,214
*	Skyworks Solutions, Inc.	559,693	5,082,012
*	SM&A	58,800	380,436
* #	Smith Micro Software, Inc.	96,009	769,032
* #	Sonic Foundry, Inc.	114,300	181,737
* #	Sonic Solutions, Inc.	84,200	836,106
*	SonicWALL, Inc.	201,600	2,040,192
* #	Sonus Networks, Inc.	768,243	5,055,039
*	Sourcefire, Inc.	26,900	218,159
*	SourceForge, Inc.	225,600	521,136
*	Spectrum Control, Inc.	42,545	632,219
*	SPSS, Inc.	63,842	2,307,250
* #	SRA International, Inc.	135,200	3,696,368
*	SRS Labs, Inc.	54,268	332,663
*	Staktek Holdings, Inc.	147,095	378,034
*	Stamford Industrial Group, Inc.	22,200	32,190
*	Standard Microsystems Corp.	73,217	2,582,364
	StarTek, Inc.	44,800	437,696
*	STEC, Inc.	161,215	1,502,524
*	SteelCloud, Inc.	11,500	12,880
* #	Stratasys, Inc.	65,200	1,629,348
*	SumTotal Systems, Inc.	87,717	422,796
* #	Sunair Electronics, Inc.	7,700	19,173
*	Sunrise Telecom, Inc.	18,500	40,145
*	Suntron Corp.	5,165	5,733
* #	Supertex, Inc.	43,100	1,463,245
*	SupportSoft, Inc.	147,291	639,243
*	Sycamore Networks, Inc.	899,288	3,462,259
*	Sykes Enterprises, Inc.	141,487	2,611,850
*	Symmetricom, Inc.	160,867	693,337
* #	Synaptics, Inc.	84,420	4,688,687
*	Synchronoss Technologies, Inc.	51,819	1,705,881
*	SYNNEX Corp.	93,300	1,927,578
*	Synplicity, Inc.	85,801	488,208
	Syntel, Inc.	133,082	4,794,944
	Taitron Components, Inc.	4,900	7,718
* #	Take-Two Interactive Software, Inc.	240,701	3,605,701
*	Technical Communications Corp.	400	2,020
#	Technitrol, Inc.	132,000	3,533,640
*	Technology Solutions Co.	1,500	5,025
*	TechTeam Global, Inc.	28,852	366,420
*	Tekelec	224,012	2,755,348
*	TeleCommunication Systems, Inc.	114,099	387,937
* #	Telkonet, Inc.	188,100	240,768
*	Telular Corp.	58,575	392,453
* #	Terremark Worldwide, Inc.	180,745	1,013,979
*	Tessco Technologies, Inc.	19,103	311,952
*	Tessera Technologies, Inc.	137,045	5,292,678
* #	The Knot, Inc.	56,645	747,714
	TheStreet.com, Inc.	90,425	1,112,228
*	Think Partnership, Inc.	224,259	304,992
*	ThinkEngine Networks, Inc.	7,700	1,848
*	TIBCO Software, Inc.	241,444	1,890,507
*	Tier Technologies, Inc. Class B	55,400	503,032

48

*	TII Network Technologies, Inc.	10,660	20,467
	TNS, Inc.	71,000	1,116,120
*	Tollgrade Communications, Inc.	44,213	351,051
* #	Track Data Corp.	21,535	48,454
*	Transact Technologies, Inc.	30,650	159,380
*	Transcat, Inc.	5,900	41,831
*	Transwitch Corp.	204,023	208,103
* #	Travelzoo, Inc.	49,400	754,338
*	Trident Microsystems, Inc.	184,960	1,161,549
	Trio-Tech International	9,469	93,175
*	Triquint Semiconductor, Inc.	450,419	2,670,985
*	Troy Group, Inc.	13,200	56,100
	TSR, Inc.	7,088	29,061
*	TTM Technologies, Inc.	124,300	1,502,787
*	Tumbleweed Communications Corp.	168,095	220,204
*	Tyler Technologies, Inc.	134,500	2,025,570
*	Ulticom, Inc.	127,630	957,225
*	Ultimate Software Group, Inc.	81,399	2,659,305
*	Ultra Clean Holdings, Inc.	48,775	700,897
*	Ultratech, Inc.	74,899	897,290
*	Unica Corp.	47,620	428,580
	United Online, Inc.	214,703	3,229,133
* #	Universal Display Corp.	105,248	1,742,907
* #	UTStarcom, Inc.	376,757	1,092,595
* #	Veeco Instruments, Inc.	100,900	1,693,102
*	Verint Systems, Inc.	97,994	1,691,376
* #	Vertical Communications, Inc.	1,200	1,188
*	Viasat, Inc.	93,791	3,127,930
*	Vicon Industries, Inc.	15,100	143,903
*	Video Display Corp.	10,950	87,819
*	Viewpoint Corp.	94,616	75,693
*	Vignette Corp.	98,527	1,515,345
*	Virage Logic Corp.	72,227	604,540
*	Visual Sciences, Inc.	63,500	1,004,570
* #	Vitesse Semiconductor, Inc.	608,553	578,125
*	Vocus, Inc.	39,500	1,240,300
*	Volterra Semiconductor Corp.	2,181	27,001
* #	Vyyo, Inc.	59,599	274,751
	Wayside Technology Group, Inc.	6,815	72,921
* #	Websense, Inc.	145,172	2,372,110
* #	Website Pros, Inc.	61,604	693,661
*	Westell Technologies, Inc.	173,419	263,597
*	White Electronics Designs Corp.	77,393	356,782
*	Wind River Systems, Inc.	269,583	2,752,442
*	Winland Electronics, Inc.	5,100	11,271
*	Wireless Telecom Group, Inc.	71,750	132,738
*	Wireless Xcessories Group, Inc.	9,500	15,865
*	WJ Communications, Inc.	186,828	164,409
*	WPCS International, Inc.	8,243	83,996
*	Wright Express Corp.	90,810	3,446,240
*	X-Rite, Inc.	94,063	1,169,203
* #	Zhone Technologies, Inc.	355,206	444,008
*	ZILOG, Inc.	54,368	171,259
* #	Zix Corp.	118,993	464,073
*	Zones, Inc.	13,400	129,176

49

*	Zoran Corp.	160,135	3,494,146
*	Zygo Corp.	59,780	674,916
Total Information Technology			650,632,673

Materials — (4.2%)
	A. Schulman, Inc.	86,055	1,855,346
	A.M. Castle & Co.	62,237	1,562,149
*	AEP Industries, Inc.	25,510	872,697
#	AMCOL International Corp.	100,175	3,804,647
*	American Pacific Corp.	16,430	241,521
#	American Vanguard Corp.	87,289	1,427,175
*	Amerigon, Inc.	36,820	673,070
	Arch Chemicals, Inc.	81,642	3,359,568
* #	Arrowhead Research Corp.	42,939	175,191
*	Atlantis Plastics, Inc.	4,300	3,612
	Balchem Corp.	54,837	1,172,415
* #	Basin Water, Inc.	29,073	203,802
*	Brush Engineered Materials, Inc.	67,923	3,038,196
*	Buckeye Technologies, Inc.	122,483	1,749,057
#	Calgon Carbon Corp.	133,400	1,942,304
*	Canyon Resources Corp.	37,925	15,288
*	Caraustar Industries, Inc.	91,335	377,214
*	Century Aluminum Co.	108,590	6,226,551
	Chesapeake Corp.	60,102	366,622
* #	Coeur d’Alene Mines Corp.	903,900	3,769,263
#	Compass Minerals International, Inc.	107,200	3,936,384
* #	Constar International, Inc.	41,802	119,972
*	Continental Materials Corp.	300	8,145
*	Core Molding Technologies, Inc.	34,384	243,095
	Deltic Timber Corp.	41,501	1,998,273
* #	Detrex Corp.	500	4,200
#	Eagle Materials, Inc.	90,900	3,544,191
#	Empire Resources, Inc.	32,513	128,101
	Ferro Corp.	144,030	3,051,996
	Flamemaster Corp.	189	1,257
* #	Flotek Industries, Inc.	60,072	2,214,254
	Friedman Industries, Inc.	22,381	162,262
#	General Maritime Corp.	26,900	718,230
* #	General Moly, Inc.	129,610	1,381,643
#	Georgia Gulf Corp.	104,100	774,504
	Gibraltar Industries, Inc.	96,704	1,351,922
	Glatfelter Co.	112,900	1,696,887
*	Graphic Packaging Corp.	667,100	2,735,110
*	H&E Equipment Services, Inc.	26,913	464,788
	H.B. Fuller Co.	198,918	5,030,636
	Hawkins, Inc.	35,150	520,220
*	Haynes International, Inc.	19,807	1,673,890
* #	Headwaters, Inc.	132,400	1,588,800
*	Hecla Mining Co.	400,800	4,701,384
	Hercules, Inc.	226,300	4,392,483
*	ICO, Inc.	82,142	891,241
*	Impreso, Inc.	5,200	11,440
#	Innophos Holdings, Inc.	17,400	248,994
*	Ion Geophysical Corp.	277,100	4,275,653
#	Kaiser Aluminum Corp.	66,421	4,725,190

50

#	KMG Chemicals, Inc.	23,765	369,783
#	Koppers Holdings, Inc.	34,500	1,326,180
#	Kronos Worldwide, Inc.	20,322	337,752
*	Landec Corp.	85,390	1,122,025
	Louisiana-Pacific Corp.	138,300	2,127,054
*	LSB Industries, Inc.	47,200	1,070,496
*	Material Sciences Corp.	47,330	391,419
*	Maxxam, Inc.	10,790	297,804
	Metal Management, Inc.	87,800	4,040,556
	Minerals Technologies, Inc.	61,400	4,107,660
* #	Mines Management, Inc.	41,800	147,972
*	Mod-Pac Corp.	7,627	62,541
	Myers Industries, Inc.	111,296	2,221,468
* #	Nanophase Technologies Corp.	61,398	220,419
	Neenah Paper, Inc.	20,215	610,089
#	Nevada Chemicals, Inc.	17,187	157,433
	NewMarket Corp.	52,500	2,817,150
#	NL Industries, Inc.	150,690	1,520,462
	NN, Inc.	55,375	491,176
*	Northern Technologies International Corp.	6,025	67,781
*	Northwest Pipe Co.	28,664	953,651
	Olin Corp.	245,752	5,146,047
	Olympic Steel, Inc.	26,000	679,640
*	OM Group, Inc.	95,100	5,353,179
*	OMNOVA Solutions, Inc.	140,394	723,029
	Penford Corp.	28,200	682,440
*	Peoplesupport, Inc.	37,800	531,090
*	PolyOne Corp.	278,300	1,744,941
	Quaker Chemical Corp.	33,520	730,066
	Quanex Corp.	123,675	6,188,697
*	Rock of Ages Corp.	4,400	24,508
	Rock-Tenn Co. Class A	129,800	3,424,124
*	Rosetta Resources, Inc.	48,981	896,352
#	Royal Gold, Inc.	91,335	2,623,141
* #	RTI International Metals, Inc.	67,000	4,920,480
	Schnitzer Steel Industries, Inc. Class A	74,051	4,622,263
	Schweitzer-Maudoit International, Inc.	50,500	1,348,350
	Sensient Technologies Corp.	151,600	4,194,772
	Silgan Holdings, Inc.	113,826	6,104,488
*	Solitario Resources Corp.	100	525
	Spartech Corp.	101,300	1,383,758
	Stepan Co.	28,900	882,606
*	Stillwater Mining Co.	296,700	2,877,990
* #	Symyx Technologies, Inc.	96,000	735,360
#	Synalloy Corp.	12,636	219,487
#	Texas Industries, Inc.	72,400	5,023,112
#	Tronox, Inc. Class A	43,500	358,875
	Tronox, Inc. Class B	14,500	117,450
*	U.S. Concrete, Inc.	126,800	476,768
#	U.S. Energy Corp.	11,100	52,725
*	U.S. Gold Corp.	148,200	508,326
*	UFP Technologies, Inc.	3,700	23,051
*	United States Lime & Minerals, Inc.	10,096	310,553
*	Universal Stainless & Alloy Products, Inc.	20,855	643,168
	Vulcan International Corp.	700	40,933

51

*	W.R. Grace & Co.	49,100	1,326,191
	Wausau Paper Corp.	164,326	1,549,594
*	Webco Industries, Inc.	600	58,800
#	Wellman, Inc.	96,100	100,905
#	Westlake Chemical Corp.	125,900	2,489,043
*	Williams Industries, Inc.	1,200	2,640
#	Worthington Industries, Inc.	193,529	4,100,880
* #	Zoltek Companies, Inc.	87,500	3,729,250
Total Materials			186,841,301

Other — (0.0%)
* •	Big 4 Ranch, Inc.	3,200	—
* •	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* •	ePresence, Inc. Escrow Shares	25,100	753
* # •	EquiMed, Inc.	2,250	—
* •	iGo Escrow Shares	4,100	—
* •	Noel Group, Inc.	8,000	100
* •	PDS Gaming Corp. Escrow Shares	1,100	550
* •	Petrocorp, Inc. Escrow Shares	6,900	414
* •	Tripos Escrow Shares	220	53
Total Other			1,870

Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	68,837	3,160,307

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	141,281	2,119,215
*	Arbinet-thexchange, Inc.	44,100	262,395
* #	Cbeyond, Inc.	66,988	2,771,294
*	Centennial Communications Corp.	353,852	3,149,283
*	Cincinnati Bell, Inc.	825,800	3,930,808
* #	Cogent Communications Group, Inc.	163,489	3,397,301
#	Consolidated Communications Holdings, Inc.	86,775	1,395,342
*	Covista Communications, Inc.	2,200	1,430
	D&E Communications, Inc.	47,574	693,153
#	FairPoint Communications, Inc.	81,400	1,214,488
* #	FiberTower Corp.	285,994	652,066
*	General Communications, Inc. Class A	170,381	1,509,576
*	GoAmerica, Inc.	56	315
	Hickory Tech Corp.	43,845	398,551
	IDT Corp.	42,178	326,458
#	IDT Corp. Class B	218,100	1,768,791
	Iowa Telecommunications Services, Inc.	74,100	1,262,664
*	LCC International, Inc. Class A	72,575	177,809
* #	Level 3 Communications, Inc.	43,811	147,205
*	Metro One Telecommunications, Inc.	5,337	10,514
*	Nexstar Broadcasting Group, Inc.	25,527	231,530
#	North Pittsburgh Systems, Inc.	45,606	1,077,214
*	Occam Networks, Inc.	6,366	24,636
*	PAETEC Holding Corp.	293,567	3,141,167
*	Point.360	12,784	24,929
*	Premiere Global Services, Inc.	229,737	3,165,776
*	Rural Cellular Corp. Class A	47,986	2,114,263
	Shenandoah Telecommunications Co.	600	14,802
*	SunCom Wireless Holdings, Inc.	17,930	475,504

52

	SureWest Communications	45,112	816,978
*	Syniverse Holdings, Inc.	124,499	1,944,674
* #	Terrestar Corp.	39,888	289,188
*	USA Mobility, Inc.	40,300	531,557
*	Vonage Holdings Corp.	22,215	46,874
	Warwick Valley Telephone Co.	300	3,309
*	Xeta Corp.	15,800	67,308
Total Telecommunication Services			39,158,367

Utilities — (2.5%)
	ALLETE, Inc.	101,666	4,164,239
*	AMEN Properties, Inc.	1,975	14,437
	American States Water Co.	56,931	2,371,176
*	Aquila, Inc.	1,062,800	4,208,688
	Artesian Resources Corp. Class A	6,222	118,218
	Avista Corp.	175,750	3,757,535
	BIW, Ltd.	800	18,800
#	Black Hills Corp.	125,658	5,234,912
* #	Cadiz, Inc.	5,242	104,106
#	California Water Service Group	68,900	2,691,923
#	Central Vermont Public Service Corp.	34,900	965,334
	CH Energy Group, Inc.	52,600	2,331,232
	Chesapeake Utilities Corp.	22,410	756,338
	Cleco Corp.	190,087	5,311,031
	Connecticut Water Services, Inc.	27,471	667,820
	Delta Natural Gas Co., Inc.	7,020	174,447
*	El Paso Electric Co.	153,600	3,949,056
#	Empire District Electric Co.	101,300	2,333,952
	Energy West, Inc.	3,800	54,150
#	EnergySouth, Inc.	26,018	1,438,275
* #	Environmental Power Corp.	32,253	165,780
	Florida Public Utilities Co.	5,749	67,781
#	Hawaiian Electric Industries, Inc.	148,500	3,437,775
#	IDACORP, Inc.	134,900	4,743,084
	ITC Holdings Corp.	102,028	5,207,509
	Laclede Group, Inc.	71,900	2,474,079
*	Maine & Maritimes Corp.	1,800	62,280
#	MGE Energy, Inc.	70,027	2,455,847
	Middlesex Water Co.	42,308	797,506
	New Jersey Resources Corp.	90,700	4,575,815
	Nicor, Inc.	49,060	2,067,388
	Northwest Natural Gas Co.	91,000	4,365,270
	NorthWestern Corp.	61,499	1,712,747
#	Ormat Technologies, Inc.	87,700	4,428,850
	Otter Tail Corp.	98,560	3,302,746
#	Piedmont Natural Gas Co.	102,800	2,676,912
	PNM Resources, Inc.	46,000	1,020,280
	Portland General Electric Co.	146,900	3,932,513
	RGC Resources, Inc.	3,464	104,162
#	SJW Corp.	59,250	1,982,505
	South Jersey Industries, Inc.	95,028	3,506,533
	Southern Union Co.	1	22
	Southwest Gas Corp.	136,000	3,933,120
#	Southwest Water Co.	81,617	977,772
	UIL Holdings Corp.	78,666	2,817,816

53

Unisource Energy Corp.	113,885	3,522,463
Unitil Corp.	7,410	202,664
WGL Holdings, Inc.	159,672	5,275,563
York Water Co.	5,069	80,192
Total Utilities		110,562,643

TOTAL COMMON STOCKS		3,499,016,507

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	57
* •	CSF Holding, Inc. Litigation Rights	3,250	—
* •	Del Global Technologies Corp. Warrants 03/28/08	971	1,845
* •	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
* •	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
* •	Mossimo, Inc. Contingent Rights	16,100	—
* •	Movie Star Rights 01/16/08	53,172	1,471
* •	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			3,373

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $49,470,000 FHLMC 6.50%, 09/01/37, valued at $49,528,624) to be repurchased at $48,823,058	$48,805	48,805,000

SECURITIES LENDING COLLATERAL — (21.0%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $930,411,504 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 09/01/36 to 11/01/37 & FNMA 6.094%, 10/01/37, valued at $937,644,117) to be repurchased at $910,685,430	910,334	910,334,094
@ Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $22,486,799 FNMA 5.500%, 07/01/33 & 5.500%, 07/01/37, valued at $15,743,735) to be repurchased at $15,223,668	15,218	15,217,834
@ Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $21,600,000 FNMA 6.164%, 04/01/37, valued at $20,593,335) to be repurchased at $19,999,285	19,992	19,991,572

TOTAL SECURITIES LENDING COLLATERAL		945,543,500

TOTAL INVESTMENTS - (100.0%) (Cost $4,330,636,702)		$4,493,368,380

See accompanying Notes to Financial Statements.

54

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value †

COMMON STOCKS — (79.6%)
Consumer Discretionary — (10.5%)
*	1-800-FLOWERS.COM, Inc.	251,448	$2,632,661
*	4Kids Entertainment, Inc.	123,488	1,543,600
* #	99 Cents Only Stores	348,700	2,810,522
*	A.C. Moore Arts & Crafts, Inc.	199,406	3,164,573
	Acme Communications, Inc.	145,810	454,927
	Acme United Corp.	31,807	451,659
*	AFC Enterprises, Inc.	171,110	1,866,810
*	Aftermarket Technology Corp.	216,255	6,037,840
	Aldila, Inc.	53,836	924,364
*	Alloy, Inc.	134,453	907,558
	Ambassadors Group, Inc.	40,970	751,390
#	Ambassadors International, Inc.	97,569	1,172,779
*	AMCON Distributing Co.	1,863	75,917
* #	AMDL, Inc.	22,900	100,760
*	American Biltrite, Inc.	57,750	303,187
*	America’s Car-Mart, Inc.	105,056	1,139,858
#	Arctic Cat, Inc.	114,789	1,224,799
	Ark Restaurants Corp.	35,674	1,312,803
	Asbury Automotive Group, Inc.	322,198	5,393,595
*	Ashworth, Inc.	133,600	509,016
* #	Audible, Inc.	239,519	2,761,654
*	Audiovox Corp. Class A	165,885	2,118,351
* #	Avatar Holdings, Inc.	80,366	3,500,743
*	Bakers Footwear Group, Inc.	60,195	165,536
*	Ballantyne of Omaha, Inc.	134,735	782,810
*	Barry (R.G.) Corp.	163,435	1,186,538
	Bassett Furniture Industries, Inc.	90,500	805,450
	Beasley Broadcast Group, Inc.	65,543	458,801
*	Benihana, Inc.	68,364	991,278
*	Benihana, Inc. Class A	82,390	1,153,460
	Big 5 Sporting Goods Corp.	127,259	2,090,865
* #	Big Dog Holdings, Inc.	22,012	338,104
*	Birks & Mayors, Inc.	13,946	87,162
* #	BJ’s Restaurants, Inc.	248,236	4,416,118
#	Blockbuster, Inc. Class A	482,355	1,722,007
*	Blockbuster, Inc. Class B	256,000	770,560
* #	Blue Nile, Inc.	16,851	1,243,772
* #	Bluegreen Corp.	277,229	1,990,504
	Blyth, Inc.	236,700	4,655,889
#	Bon-Ton Stores, Inc.	132,972	1,553,113
	Books-A-Million, Inc.	171,700	2,075,853
	Bowl America, Inc. Class A	55,406	880,955
*	Broadview Institute, Inc.	15,800	34,760
*	Buca, Inc.	180,840	206,158

1

* #	Buffalo Wild Wings, Inc.	156,089	4,512,533
* #	Build-A-Bear-Workshop, Inc.	103,900	1,638,503
*	Cache, Inc.	159,586	2,136,857
* #	California Coastal Communities, Inc.	107,476	634,108
*	California Pizza Kitchen, Inc.	287,596	4,575,652
	Canterbury Park Holding Corp.	24,474	270,438
#	Carmike Cinemas, Inc.	126,443	1,492,027
*	Carriage Services, Inc.	168,400	1,796,828
* #	Casual Male Retail Group, Inc.	369,462	2,290,664
*	Catalina Lighting, Inc.	11,080	55,954
	Cato Corp. Class A	304,890	4,591,643
*	Cavalier Homes, Inc.	169,400	345,576
*	Cavco Industries, Inc.	56,747	2,141,632
	CBRL Group, Inc.	17,439	583,509
* #	Champion Enterprises, Inc.	758,260	6,839,505
#	Charles and Colvard, Ltd.	164,798	390,571
*	Charlotte Russe Holding, Inc.	250,547	4,124,004
#	Cherokee, Inc.	89,099	2,807,509
#	Christopher & Banks Corp.	216,900	3,496,428
*	Chromcraft Revington, Inc.	97,750	474,087
	Churchill Downs, Inc.	109,516	5,747,400
* #	Citi Trends, Inc.	135,311	2,090,555
	Coachmen Industries, Inc.	117,100	617,117
	Coast Distribution System, Inc.	41,382	277,673
	Cobra Electronics Corp.	114,900	625,056
*	Coinstar, Inc.	260,062	6,795,420
#	Collectors Universe, Inc.	79,356	1,110,984
* #	Comstock Homebuilding Companies, Inc.	30,500	26,840
*	Concord Camera Corp.	49,560	141,247
* #	Congoleum Corp. Class A	33,800	16,900
* #	Conn’s, Inc.	235,758	4,267,220
	Cooper Tire & Rubber Co.	6,277	96,540
* #	Cosi, Inc.	123,855	292,298
* #	Cost Plus, Inc.	148,999	469,347
*	Cost-U-Less, Inc.	13,600	159,800
	Courier Corp.	141,318	4,645,123
#	CPI Corp.	63,379	1,759,401
	Craftmade International, Inc.	61,350	487,732
* #	Crown Media Holdings, Inc.	487,200	3,541,944
* #	CSK Auto Corp.	296,305	2,888,974
	CSS Industries, Inc.	53,050	2,099,719
*	Culp, Inc.	152,480	1,268,634
* #	Cumulus Media, Inc. Class A	138,366	1,163,658
*	Cybex International, Inc.	156,350	727,027
*	Cycle Country Accessories Corp.	60,200	110,166
*	Daily Journal Corp.	200	8,950
	Decorator Industries, Inc.	20,587	87,701
*	dELiA*s, Inc.	142,905	485,877
	Delta Apparel, Inc.	77,280	759,662
*	Design Within Reach, Inc.	119,594	473,592
*	DG Fastchannel, Inc.	171,899	3,362,344
*	Diedrich Coffee, Inc.	28,625	104,481
*	Directed Electronics, Inc.	25,913	48,976
*	Dixie Group, Inc.	104,300	938,700
* #	Dominion Homes, Inc.	69,600	47,328

2

*	Dorman Products, Inc.	147,975	2,073,130
#	Dover Downs Gaming & Entertainment, Inc.	154,879	1,711,413
	Dover Motorsports, Inc.	163,171	1,109,563
*	Drew Industries, Inc.	215,100	5,876,532
* #	drugstore.com, Inc.	855,582	2,618,081
*	Duckwall-ALCO Stores, Inc.	41,000	1,212,780
* #	E Com Ventures, Inc.	10,825	219,856
	Educational Development Corp.	26,815	147,482
*	Einstein Noah Restaurant Group, Inc.	10,989	196,154
*	ELXSI Corp.	7,100	19,880
*	EMAK Worldwide, Inc.	58,100	74,368
*	Emerson Radio Corp.	243,478	340,869
#	Emmis Communications Corp. Class A	303,222	1,306,887
* #	Enova Systems, Inc.	26,601	97,094
* #	Escala Group, Inc.	245,312	515,155
	Escalade, Inc.	52,333	489,837
#	Ethan Allen Interiors, Inc.	2,800	79,968
*	Fairchild Corp. Class A	148,929	360,408
*	Famous Dave’s of America, Inc.	100,330	1,388,567
	Federal Screw Works	33,750	371,250
	Finish Line, Inc. Class A	296,529	1,111,984
*	Finlay Enterprises, Inc.	80,106	237,915
*	Flanigan’s Enterprises, Inc.	20,600	172,010
* #	Fleetwood Enterprises, Inc.	614,206	3,359,707
	Flexsteel Industries, Inc.	60,900	778,302
*	Foamex International, Inc.	30,369	109,328
	Footstar, Inc.	81,000	364,500
*	Fountain Powerboat Industries, Inc.	38,965	52,603
*	Franklin Covey Co.	189,294	1,323,165
*	Franklin Electronic Publishers, Inc.	81,300	269,103
	Fred’s, Inc.	304,496	3,172,848
	Frisch’s Restaurants, Inc.	63,868	1,765,950
	FTD Group, Inc.	142,220	1,905,748
* #	Fuel Systems Solutions, Inc.	149,650	2,205,841
*	Full House Resorts, Inc.	61,610	171,276
#	Furniture Brands International, Inc.	14,700	148,911
*	Gaiam, Inc.	3,551	83,626
*	GameTech International, Inc.	123,000	955,710
* #	Gaming Partners International Corp.	78,434	630,609
* #	Gander Mountain Co.	186,898	906,455
* #	Genesco, Inc.	147,400	4,569,400
* #	Gentek, Inc.	102,584	3,077,520
*	G-III Apparel Group, Ltd.	157,405	2,261,910
*	Global Entertainment Corp.	585	2,164
*	Gottschalks, Inc.	130,400	498,128
	Gray Television, Inc.	352,972	3,003,792
	Gray Television, Inc. Class A	41,200	354,938
*	Great Wolf Resorts, Inc.	171,847	1,859,385
#	Group 1 Automotive, Inc.	82,200	2,209,536
* #	GSI Commerce, Inc.	312,741	8,168,795
*	Hampshire Group, Ltd.	25,800	323,790
#	Handleman Co.	188,705	417,038
*	Harris Interactive, Inc.	559,304	2,343,484
*	Hartmarx Corp.	323,000	1,292,000
*	Hastings Entertainment, Inc.	95,270	861,241

3

#	Haverty Furniture Co., Inc.	141,600	1,203,600
	Haverty Furniture Co., Inc. Class A	12,000	102,720
*	Hawk Corp.	80,416	1,283,439
*	Hayes Lemmerz International, Inc.	920,489	3,801,620
* #	Hibbett Sporting Goods, Inc.	161,145	3,451,726
*	Hollywood Media Corp.	332,328	883,992
* #	Home Solutions of America, Inc.	442,946	469,523
	Hooker Furniture Corp.	40,039	673,456
*	Hot Topic, Inc.	157,032	990,872
	IHOP Corp.	3,800	192,812
	ILX Resorts, Inc.	26,797	160,782
*	Image Entertainment, Inc.	202,118	792,303
* #	Infosonics Corp.	127,200	259,488
*	Insignia Systems, Inc.	51,150	156,007
	Interface, Inc. Class A	282,073	4,919,353
*	Interstate Hotels & Resorts, Inc.	264,550	1,235,448
* #	INVESTools, Inc.	589,224	9,103,511
* #	iRobot Corp.	172,821	2,768,592
* #	Isle of Capri Casinos, Inc.	294,889	5,154,660
	J. Alexander’s Corp.	104,550	1,150,050
	Jackson Hewitt Tax Service, Inc.	229,200	7,391,700
*	Jaclyn, Inc.	20,127	124,385
*	Jakks Pacific, Inc.	227,958	5,753,660
* #	Jarden Corp.	46,202	1,217,885
*	Jennifer Convertibles, Inc.	62,220	245,769
*	Jo-Ann Stores, Inc.	231,900	3,817,074
	Johnson Outdoors, Inc.	64,833	1,493,752
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,571,604
#	Journal Register Co.	379,100	834,020
	Kellwood Co.	136,000	2,038,640
	Kenneth Cole Productions, Inc. Class A	119,000	2,244,340
	Kimball International, Inc. Class B	256,195	3,417,641
*	Kirkland’s, Inc.	132,951	99,713
* #	Knology, Inc.	226,734	3,047,305
* #	Kona Grill, Inc.	39,085	615,589
	Koss Corp.	83,900	1,678,000
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,035,170
*	KSW, Inc.	59,720	400,721
#	K-Swiss, Inc. Class A	146,792	2,664,275
	LaCrosse Footwear, Inc.	27,383	492,620
*	Lakeland Industries, Inc.	40,544	437,875
* #	Lakes Entertainment, Inc.	176,333	1,170,851
#	Landry’s Restaurants, Inc.	34,900	824,338
*	Lazare Kaplan International, Inc.	68,200	641,080
#	La-Z-Boy, Inc.	475,991	2,598,911
* #	Leapfrog Enterprises, Inc.	46,900	314,230
*	Lenox Group, Inc.	123,650	347,456
	Levitt Corp. Class A	73,100	126,463
	Libbey, Inc.	140,891	2,185,219
	Liberty Homes, Inc. Class A	200	705
#	Lifetime Brands, Inc.	124,920	1,601,474
*	Lin TV Corp.	258,800	2,903,736
*	Lincoln Educational Services	117,308	1,628,235
#	Lithia Motors, Inc. Class A	108,443	1,691,711
*	Lodgenet Entertainment Corp.	212,244	4,075,085

4

*	Lodgian, Inc.	229,691	2,632,259
*	LOUD Technologies, Inc.	22,580	129,835
*	Luby’s, Inc.	247,150	2,701,349
#	M/I Homes, Inc.	100,700	1,010,021
*	Mace Security International, Inc.	136,938	282,092
* #	Magna Entertainment Corp.	15,700	22,922
*	Maidenform Brands, Inc.	225,200	2,943,364
#	Marine Products Corp.	322,455	2,373,269
* #	MarineMax, Inc.	171,676	2,806,903
* #	Martha Stewart Living Omnimedia, Inc.	28,300	287,245
*	Max & Erma’s Restaurants, Inc.	24,044	60,110
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,891	115,682
	McRae Industries, Inc. Class A	8,800	147,180
*	Meade Instruments Corp.	152,660	196,931
	Media General, Inc. Class A	6,900	170,913
* #	Mediacom Communications Corp.	755,583	3,407,679
*	Merisel, Inc.	5	19
*	Midas, Inc.	147,200	2,411,136
	Modine Manufacturing Co.	92,201	1,869,836
	Monaco Coach Corp.	276,700	2,498,601
*	Monarch Casino & Resort, Inc.	186,899	4,780,876
	Monro Muffler Brake, Inc.	210,604	4,437,426
* #	Morgans Hotel Group	238,813	4,415,652
*	Morgan’s Foods, Inc.	500	4,320
*	Morton’s Restaurant Group, Inc.	40,086	460,187
* #	Mothers Work, Inc.	31,019	527,943
*	Motorcar Parts of America, Inc.	24,500	287,875
	Movado Group, Inc.	192,200	5,323,940
*	Movie Star, Inc.	108,429	195,172
*	MTR Gaming Group, Inc.	269,508	1,864,995
* #	Multimedia Games, Inc.	266,909	2,119,257
*	Nathan’s Famous, Inc.	57,075	998,242
*	National Lampoon, Inc.	26,520	66,300
	National Presto Industries, Inc.	6,335	343,104
*	Nature Vision, Inc.	500	1,175
#	Nautilus Group, Inc.	308,710	1,775,082
* #	Navarre Corp.	246,157	519,391
*	Nevada Gold & Casinos, Inc.	117,950	174,566
	New Frontier Media, Inc.	237,806	1,153,359
*	Nitches, Inc.	33,639	70,978
*	Nobel Learning Communities, Inc.	65,657	951,370
	Nobility Homes, Inc.	43,800	833,076
#	Noble International, Ltd.	160,285	2,615,851
*	NTN Communications, Inc.	355,891	231,329
	Ohio Art Co.	3,600	28,350
*	Orange 21, Inc.	12,023	60,355
#	Orleans Homebuilders, Inc.	169,600	854,784
	O’Charleys, Inc.	221,831	3,307,500
* #	Outdoor Channel Holdings, Inc.	233,849	1,632,266
* #	Overstock.com, Inc.	210,331	4,873,369
#	Oxford Industries, Inc.	141,900	3,514,863
*	P & F Industries, Inc. Class A	4,983	34,831
* #	Palm Harbor Homes, Inc.	206,034	2,324,064
* #	Papa John’s International, Inc.	211,717	4,985,935
*	PC Mall, Inc.	121,582	1,321,596

5

*	Perry Ellis International, Inc.	119,400	1,924,728
*	PetMed Express, Inc.	237,313	3,023,368
*	Phoenix Footwear Group, Inc.	62,100	91,908
#	Pier 1 Imports, Inc.	759,929	3,130,907
* #	Playboy Enterprises, Inc. Class A	3,014	27,849
* #	Playboy Enterprises, Inc. Class B	277,942	2,615,434
* #	PokerTek, Inc.	36,300	268,257
*	Pomeroy IT Solutions, Inc.	114,040	805,122
* #	Premier Exhibitions, Inc.	250,935	2,730,173
#	Pre-Paid Legal Services, Inc.	139,400	6,971,394
#	PRIMEDIA, Inc.	295,561	2,423,600
*	Princeton Review, Inc.	275,609	2,091,872
* #	Progressive Gaming International Corp.	348,423	836,215
*	Proliance International, Inc.	92,420	256,003
*	QEP Co., Inc.	30,487	318,589
*	Quaker Fabric Corp.	147,950	2,219
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	289,537
*	Radio One, Inc. Class D	253,017	516,155
*	Rainmaker Systems, Inc.	25,007	171,298
*	RC2 Corp.	194,880	5,667,110
	RCN Corp.	51,155	742,771
*	Reading International, Inc. Class A	148,787	1,487,870
*	Reading International, Inc. Class B	10,140	104,188
*	Red Lion Hotels Corp.	167,896	1,611,802
* #	Red Robin Gourmet Burgers, Inc.	156,691	6,198,696
* #	RedEnvelope, Inc.	85,748	466,469
*	Regent Communications, Inc.	482,407	998,582
*	Rentrak Corp.	104,800	1,467,200
*	Restoration Hardware, Inc.	358,683	2,532,302
* #	Retail Ventures, Inc.	414,056	2,873,549
*	Rex Stores Corp.	141,475	2,178,715
*	Riviera Holdings Corp.	66,300	1,809,990
*	Rockford Corp.	80,475	155,317
* #	Rocky Brands, Inc.	50,100	350,700
*	Rubio’s Restaurants, Inc.	95,838	936,337
	Russ Berrie & Co., Inc.	184,100	3,056,060
*	Ruth’s Chris Steak House, Inc.	156,041	1,888,096
*	S&K Famous Brands, Inc.	24,600	252,765
*	Saga Communications, Inc. Class A	144,761	988,718
	Salem Communications Corp.	170,251	1,362,008
*	Schieb (Earl), Inc.	71,500	268,125
* #	Sharper Image Corp.	113,474	377,868
	Shiloh Industries, Inc.	145,400	1,432,190
*	Shoe Carnival, Inc.	105,320	1,225,925
* #	Shuffle Master, Inc.	239,588	3,203,292
*	Silverleaf Resorts, Inc.	30,700	160,868
	Sinclair Broadcast Group, Inc. Class A	11,174	115,651
* #	Six Flags, Inc.	450,500	1,054,170
	Skyline Corp.	74,794	2,535,517
* #	Smith & Wesson Holding Corp.	377,134	3,756,255
	Sonesta International Hotels Corp. Class A	5,094	206,307
* #	Source Interlink Companies, Inc.	470,569	945,844
* #	Spanish Broadcasting System, Inc.	368,786	708,069
*	SPAR Group, Inc.	291	175
#	Spartan Motors, Inc.	313,585	3,129,578

6

*	Sport Chalet, Inc. Class A	107,975	808,733
*	Sport Chalet, Inc. Class B	15,525	114,419
	Sport Supply Group, Inc.	94,800	966,960
*	Sport-Haley, Inc.	32,100	74,472
	Stage Stores, Inc.	354,974	6,006,160
*	Stamps.com, Inc.	204,998	2,603,475
	Standard Motor Products, Inc.	172,400	1,277,484
#	Stanley Furniture, Inc.	32,000	359,040
	Star Buffet, Inc.	16,400	95,120
	Stein Mart, Inc.	342,095	1,854,155
	Steinway Musical Instruments, Inc.	79,000	2,231,750
* #	Steven Madden, Ltd.	191,350	4,349,385
	Stewart Enterprises, Inc.	472,798	3,876,944
*	Stoneridge, Inc.	196,900	1,638,208
	Strattec Security Corp.	40,900	1,815,960
	Sturm Ruger & Co., Inc.	244,900	2,265,325
*	Sun-Times Media Group, Inc. Class A	600,400	624,416
#	Superior Industries International, Inc.	250,100	4,631,852
	Superior Uniform Group, Inc.	86,600	978,580
#	Syms Corp.	143,200	2,319,840
* #	Syntax-Brillian Corp.	615,653	1,791,550
#	Systemax, Inc.	351,300	6,938,175
*	Talon International, Inc.	61,700	28,382
	Tandy Brand Accessories, Inc.	60,077	570,131
*	Tandy Leather Factory, Inc.	101,294	415,305
* #	Tarragon Corp.	13,800	23,460
*	Tarrant Apparel Group	232,085	259,935
*	The Hallwood Group, Inc.	3,756	240,384
	The Marcus Corp.	204,760	3,689,775
	The Pep Boys - Manny, Moe & Jack	61,800	675,474
*	The Sports Club Co., Inc.	142,200	175,617
* #	The Steak n Shake Co.	268,600	3,107,702
* #	TiVo, Inc.	939,095	7,033,822
#	Traffix, Inc.	142,900	873,119
*	Trans World Entertainment Corp.	218,126	1,190,968
*	Triple Crown Media, Inc.	51,065	231,835
* #	True Religion Apparel, Inc.	215,705	3,757,581
* #	Trump Entertainment Resorts, Inc.	96,651	499,686
#	Tuesday Morning Corp.	219,349	1,631,957
*	Unifi, Inc.	485,300	1,455,900
	Unifirst Corp.	139,982	5,231,127
*	Universal Electronics, Inc.	139,890	5,168,935
* #	Universal Technical Institute, Inc.	276,017	4,866,180
* #	Valassis Communications, Inc.	392,700	4,841,991
	Value Line, Inc.	38,887	1,608,366
* #	ValueVision Media, Inc. Class A	366,543	2,411,853
* #	Varsity Group, Inc.	111,622	31,254
* #	VCG Holding Corp.	151,800	1,555,950
	Virco Manufacturing Corp.	155,131	1,231,740
*	Voyager Learning Co.	27,100	144,985
*	Waxman Industries, Inc.	975	7,312
* #	WCI Communities, Inc.	300,400	1,009,344
*	Wells-Gardner Electronics Corp.	90,613	154,948
*	West Marine, Inc.	180,202	1,591,184
#	Westwood One, Inc.	516,600	986,706

7

* #	Wet Seal, Inc. Class A	691,614	1,473,138
#	Weyco Group, Inc.	16,938	463,762
*	Williams Controls, Inc.	16,592	289,862
*	Wilsons The Leather Experts, Inc.	346,520	377,707
* #	Winmark Corp.	53,554	1,151,411
#	Winnebago Industries, Inc.	96,500	2,076,680
* #	WisdomTree Investments, Inc.	6,700	19,430
* #	WorldSpace, Inc. Class A	18,300	63,867
* #	Xanadoo Co.	566	189,610
	Xerium Technologies, Inc.	70,000	416,500
*	Young Broadcasting, Inc. Class A	196,237	276,694
Total Consumer Discretionary			614,398,649

Consumer Staples — (2.9%)
	Alico, Inc.	69,000	3,062,910
*	Alliance One International, Inc.	877,124	3,622,522
#	American Italian Pasta Co.	166,700	1,208,575
#	Andersons, Inc.	176,200	7,474,404
	Arden Group, Inc. Class A	1,661	239,201
*	Atlantic Premium Brands, Ltd.	23,300	18,989
*	Boston Beer Co., Inc. Class A	131,700	4,371,123
*	Bridgford Foods Corp.	91,667	638,002
*	Cagle’s, Inc. Class A	94,800	820,020
	Calavo Growers, Inc.	87,256	1,625,579
#	Cal-Maine Foods, Inc.	208,919	5,145,675
* #	Caribou Coffee Co.	10,142	46,450
	CCA Industries, Inc.	56,230	547,680
#	Chiquita Brands International, Inc.	414,500	7,954,255
	Coca-Cola Bottling Co. Consolidated	30,785	1,746,741
*	Coffee Holding Co, Inc.	100	484
*	Cuisine Solutions, Inc.	130,816	582,131
*	Darling International, Inc.	788,025	8,077,256
	Diamond Foods, Inc.	106,939	2,139,849
*	Elizabeth Arden, Inc.	277,862	6,677,024
	Farmer Brothers Co.	30,785	707,747
	Glacier Water Services, Inc.	24,500	1,470,000
	Golden Enterprises, Inc.	68,706	208,866
* #	Green Mountain Coffee, Inc.	229,200	7,476,504
	Griffin Land & Nurseries, Inc. Class A	24,000	833,520
*	IGI, Inc.	15,100	16,157
#	Imperial Sugar Co.	80,152	1,829,069
	Ingles Market, Inc. Class A	113,498	2,700,117
*	Integrated Biopharma, Inc.	116,875	362,312
	Inter Parfums, Inc.	200,313	3,659,719
	J & J Snack Foods Corp.	181,697	5,883,349
*	Katy Industries, Inc.	76,100	102,735
	Lance, Inc.	302,509	6,274,037
* #	Lifeway Foods, Inc.	133,457	1,358,592
#	Mannatech, Inc.	253,670	1,600,658
* #	Maui Land & Pineapple Co., Inc.	73,210	2,060,861
* #	Medifast, Inc.	123,000	517,830
#	MGP Ingredients, Inc.	152,173	1,250,862
*	Monterey Pasta Co.	162,493	550,851
#	Nash Finch Co.	126,284	4,507,076
#	National Beverage Corp.	450,402	3,332,975

8

*	Natrol, Inc.	107,900	469,365
*	Natural Alternatives International, Inc.	61,798	496,238
* #	Natural Health Trends Corp.	59,195	94,120
	Nature’s Sunshine Products, Inc.	153,100	1,459,043
	Oil-Dri Corp. of America	70,375	1,525,026
*	Omega Protein Corp.	138,247	995,378
*	Orchids Paper Products Co.	100	750
* #	Parlux Fragrances, Inc.	181,000	727,620
*	Pathmark Stores, Inc.	474,424	6,120,070
* #	Peet’s Coffee & Tea, Inc.	135,649	3,624,541
*	Pizza Inn, Inc.	39,700	113,145
*	Prestige Brands Holdings, Inc.	233,775	1,945,008
	PriceSmart, Inc.	271,921	8,111,403
*	Pyramid Breweries, Inc.	82,298	198,338
#	Reddy Ice Holdings, Inc.	60,800	1,586,272
*	Redhook Ale Brewery, Inc.	72,600	463,188
#	Reliv International, Inc.	160,559	1,265,205
	Rocky Mountain Chocolate Factory, Inc.	79,954	1,400,794
#	Sanderson Farms, Inc.	197,109	6,122,206
*	Sanfilippo (John B.) & Son, Inc.	75,747	642,335
*	Scheid Vineyards, Inc.	2,900	105,922
	Schiff Nutrition International, Inc.	81,928	458,797
*	Scope Industries	16,650	1,748,250
*	Seneca Foods Corp. Class A	2,950	75,815
*	Seneca Foods Corp. Class B	6,800	175,440
#	Spartan Stores, Inc.	211,866	4,766,985
* #	Spectrum Brands, Inc.	482,600	2,495,042
* #	Star Scientific, Inc.	716,798	680,958
	Stephan Co.	33,500	110,382
	Tasty Baking Co.	80,500	787,290
*	Tofutti Brands, Inc.	52,077	151,023
* #	TreeHouse Foods, Inc.	26,200	617,534
	United-Guardian, Inc.	39,320	399,491
* #	USANA Health Services, Inc.	174,170	7,259,406
*	Vermont Pure Holdings, Ltd.	20,600	33,578
	Village Super Market, Inc.	13,591	728,342
*	Vita Food Products, Inc.	100	50
#	WD-40 Co.	165,858	6,579,587
* #	Winn-Dixie Stores, Inc.	6,000	113,460
*	Zapata Corp.	119,982	853,072
Total Consumer Staples			168,203,176

Energy — (3.8%)
* #	Abraxas Petroleum Corp.	389,500	1,324,300
	Adams Resources & Energy, Inc.	68,250	1,699,425
* #	Allis-Chalmers Energy, Inc.	335,700	5,085,855
* #	American Oil & Gas, Inc.	376,235	2,422,953
*	Arena Resources, Inc.	290,284	10,911,776
	Barnwell Industries, Inc.	74,626	1,026,854
* #	Basic Energy Services, Inc.	258,800	5,046,600
* #	Bolt Technology Corp.	55,420	2,165,259
*	Boots & Coots International Well Control, Inc.	567,362	720,550
* #	BPZ Resources, Inc.	212,565	2,423,241
*	Brigham Exploration Co.	406,871	2,811,479
*	Bronco Drilling Co., Inc.	187,942	2,698,847

9

*	Callon Petroleum Co.	195,500	2,922,725
*	Carrizo Oil & Gas, Inc.	243,881	11,816,034
*	Catalytica Energy Systems, Inc.	8,358	53,073
	CKX Lands, Inc.	5,432	67,520
*	Clayton Williams Energy, Inc.	111,180	3,197,537
* #	Contango Oil & Gas Co.	155,652	7,346,774
*	Dawson Geophysical Co.	75,050	5,029,851
* #	Dune Energy, Inc.	372,110	747,941
* #	Edge Petroleum Corp.	215,974	1,274,247
*	Endeavour International Corp.	781,460	961,196
*	Energy Partners, Ltd.	61,000	755,180
*	Evolution Petroleum Corp.	22,325	91,532
* #	FX Energy, Inc.	352,192	2,620,308
* #	Gasco Energy, Inc.	757,800	1,500,444
* #	Goodrich Petroleum Corp.	223,100	5,450,333
	Gulf Island Fabrication, Inc.	138,349	4,400,882
* #	Gulfport Energy Corp.	330,742	6,886,048
* #	Harvest Natural Resources, Inc.	487,800	6,356,034
*	Hkn, Inc.	9,000	77,400
*	Horizon Offshore, Inc.	59,739	1,011,979
*	Houston American Energy Corp.	266,977	792,922
*	Infinity, Inc.	136,487	68,243
	Lufkin Industries, Inc.	106,979	5,563,978
	MarkWest Hydrocarbon, Inc.	117,517	7,203,792
*	Matrix Service Co.	252,394	6,584,959
* #	McMoran Exploration Co.	263,500	3,098,760
*	Meridian Resource Corp.	810,972	1,411,091
*	Mexco Energy Corp.	1,400	6,020
*	Mitcham Industries, Inc.	94,300	1,716,260
*	NATCO Group, Inc. Class A	170,198	8,091,213
* #	National Coal Corp.	130,700	419,547
*	Natural Gas Services Group	103,600	1,868,944
*	Newpark Resources, Inc.	880,469	4,736,923
* #	Ngas Resources, Inc.	53,365	330,863
*	OMNI Energy Services Corp.	171,145	869,417
* #	Pacific Ethanol, Inc.	394,786	2,412,142
	Panhandle Royalty Co.	46,812	1,269,541
* #	Parallel Petroleum Corp.	346,786	6,640,952
*	Parker Drilling Co.	320,900	2,294,435
*	Petroleum Development Corp.	145,178	7,356,169
* #	PetroQuest Energy, Inc.	458,562	6,094,289
*	PHI, Inc. (69336T106)	1,214	40,572
*	PHI, Inc. (69336T205)	114,859	3,662,854
*	Pioneer Drilling Co.	352,500	4,198,275
* #	PowerSecure International, Inc.	151,500	2,081,610
*	Pyramid	4,576	15,330
* #	Quest Resource Corp.	142,239	1,146,446
* #	Rentech, Inc.	1,286,825	2,676,596
	Royale Energy, Inc.	52,230	135,276
*	Stone Energy Corp.	28,900	1,306,280
* #	SulphCo, Inc.	637,900	3,380,870
*	Superior Well Services, Inc.	159,621	3,095,051
* #	Syntroleum Corp.	492,496	620,545
* #	T-3 Energy Services, Inc.	47,470	2,392,963
* #	Teton Energy Corp.	148,193	617,965

10

*	TGC Industries, Inc.	157,111	1,421,855
* #	Toreador Resources Corp.	158,909	1,036,087
* #	Transmeridian Exploration, Inc.	831,700	1,472,109
* #	Trico Marine Services, Inc.	145,226	5,136,644
* #	Tri-Valley Corp.	225,222	1,394,124
* #	TXCO Resources, Inc.	326,057	3,928,987
*	Union Drilling, Inc.	140,616	1,785,823
* #	Uranium Resources, Inc.	50,836	602,915
* #	VAALCO Energy, Inc.	534,600	2,330,856
* #	Verenium Corp.	476,046	1,737,568
* #	Warren Resources, Inc.	467,074	5,959,864
* #	Westmoreland Coal Co.	86,167	1,391,597
*	Westside Energy Corp.	185,798	453,347
Total Energy			223,757,046

Financials — (11.6%)
*	1st Constitution Bancorp	7,840	117,600
	1st Independence Financial Group, Inc.	6,285	80,134
	1st Source Corp.	204,017	4,108,902
#	21st Century Holding Co.	74,434	961,687
	Abigail Adams National Bancorp, Inc.	9,252	102,882
*	Abington Bancorp, Inc.	990	8,771
	Access National Corp.	40,641	236,531
	Advanta Corp. Class A	4,178	38,939
	Affirmative Insurance Holdings, Inc.	41,508	459,494
	Alliance Bancorp, Inc. of Pennsylvania	1,000	7,830
	Alliance Financial Corp.	9,308	224,230
*	Alphatec Holdings, Inc.	7,400	33,966
*	AmComp, Inc.	9,606	95,003
	Amcore Financial, Inc.	234,932	5,520,902
	Ameriana Bancorp	20,650	161,276
	American Bancorp of New Jersey, Inc.	78,486	839,800
	American Equity Investment Life Holding Co.	509,800	4,593,298
*	American Independence Corp.	17,370	159,630
	American National Bankshares, Inc.	8,602	175,051
	American Physicians Capital, Inc.	98,047	4,114,052
	American Physicians Services Group, Inc.	36,700	715,650
	American River Bankshares	54,482	1,097,812
*	American Spectrum Realty, Inc.	1,290	23,220
	American West Bancorporation	131,213	2,381,516
	Ameris Bancorp	121,250	2,040,637
*	Amerisafe, Inc.	129,699	1,979,207
*	AmeriServe Financial, Inc.	189,054	552,038
#	Anchor Bancorp Wisconsin, Inc.	216,528	5,504,142
	Arrow Financial Corp.	103,391	2,221,873
	ASB Financial Corp.	4,400	75,460
#	Asset Acceptance Capital Corp.	288,037	3,254,818
#	ASTA Funding, Inc.	136,969	4,952,799
*	Atlantic American Corp.	159,332	278,831
	Atlantic Coast Federal Corp.	55,512	685,018
	Baldwin & Lyons, Inc. Class A	330	8,085
	Baldwin & Lyons, Inc. Class B	80,685	2,173,654
	BancFirst Corp.	152,633	7,137,119
*	Bancinsurance Corp.	39,480	213,192
	Bancorp Rhode Island, Inc.	20,332	730,122

11

#	BancTrust Financial Group, Inc.	2,242	27,352
	Bank of Commerce Holdings	21,832	196,270
*	Bank of Florida Corp.	83,250	1,065,600
	Bank of Granite Corp.	144,524	1,669,252
#	Bank of the Ozarks, Inc.	158,935	4,623,419
#	BankFinancial Corp.	212,776	3,363,989
	Banner Corp.	127,197	3,810,822
	Bar Harbor Bankshares	5,207	165,062
	BCB Bancorp, Inc.	3,458	56,538
*	Beach First National Bancshares, Inc.	24,588	410,374
	Benjamin Franklin Bancorp, Inc.	700	9,226
	Berkshire Bancorp, Inc.	2,405	37,903
	Berkshire Hills Bancorp, Inc.	79,135	1,920,606
	Beverly Hills Bancorp, Inc.	193,155	1,046,900
	Beverly National Corp.	400	8,060
*	BFC Financial Corp.	166,730	240,091
*	BNCCORP., Inc.	12,585	190,914
*	BNS Holding, Inc.	26,480	390,580
*	Bridge Capital Holdings	5,978	127,032
	Brooke Corp.	90,649	628,198
	Brookline Bancorp, Inc.	459,669	4,711,607
*	Brunswick Bancorp	100	1,150
	Bryn Mawr Bank Corp.	27,081	607,698
	C&F Financial Corp.	7,841	285,020
* #	CabelTel International Corp.	3,430	4,888
	Cadence Financial Corp.	9,967	162,960
	California First National Bancorp	80,050	993,420
	Camco Financial Corp.	23,282	279,151
	Camden National Corp.	65,556	1,947,013
	Capital Bank Corp.	7,943	103,338
#	Capital City Bank Group, Inc.	116,515	3,382,430
#	Capital Corp. of the West	97,918	1,839,879
	Capital Properties, Inc.	608	15,200
#	Capital Southwest Corp.	4,918	591,340
#	Capitol Bancorp, Ltd.	151,490	3,035,860
	Cardinal Financial Corp.	223,885	2,144,818
	Carrollton Bancorp	1,250	15,400
	Carver Bancorp, Inc.	5,540	80,330
	Cascade Financial Corp.	3,184	43,493
* #	Cash Systems, Inc.	168,056	872,211
* #	Centennial Bank Holdings, Inc.	217,459	1,098,168
#	Center Bancorp, Inc.	127,896	1,529,636
	Center Financial Corp.	150,354	1,849,354
#	Centerstate Banks of Florida, Inc.	15,301	190,803
	Central Bancorp, Inc.	10,000	227,450
	Central Virginia Bankshares, Inc.	5,919	105,062
	Centrue Financial Corp.	7,951	174,922
	Century Bancorp, Inc. Class A	8,400	181,272
#	CFS Bancorp, Inc.	101,673	1,444,773
	Charter Financial Corp.	750	28,687
	Chemical Financial Corp.	235,414	5,908,891
*	Chicopee Bancorp, Inc.	700	9,275
	Citizens Community Bancorp, Inc.	100	919
	Citizens First Bancorp, Inc.	79,838	1,175,215
*	Citizens First Corp.	1,300	13,000

12

	Citizens Holding Co.	1,212	24,228
	Citizens South Banking Corp.	46,873	546,070
* #	Citizens, Inc.	388,983	2,551,728
	City Holding Co.	174,419	6,275,596
* #	Clayton Holdings, Inc.	37,900	148,947
*	CNA Surety Corp.	334,342	6,897,475
#	CNB Financial Corp.	14,721	200,942
#	CoBiz Financial, Inc.	185,794	3,035,874
	Codorus Valley Bancorp, Inc.	5,196	93,580
*	Colonial Bankshares, Inc.	2,830	30,522
#	Colony Bankcorp, Inc.	33,858	541,728
	Columbia Banking System, Inc.	159,361	4,909,912
	Comm Bancorp, Inc.	2,555	123,049
*	Command Security Corp.	600	2,010
	Commercial National Financial Corp.	3,800	63,270
	Commonwealth Bankshares, Inc.	9,751	175,518
*	Community Bancorp	33,980	612,659
	Community Bank System, Inc.	282,197	5,691,913
	Community Bankshares, Inc.	4,830	62,548
	Community Capital Corp.	2,212	38,666
	Community Trust Bancorp, Inc.	150,480	4,251,060
	Community West Bancshares	26,455	304,894
	Compass Diversified Holdings	9,972	148,483
#	Consolidated-Tokoma Land Co.	51,100	3,224,410
* #	Consumer Portfolio Services, Inc.	208,967	691,681
	Cooperative Bankshares, Inc.	22,375	306,314
*	Core-Mark Holding Co., Inc.	18,381	493,162
#	Corus Bankshares, Inc.	62,537	593,476
*	Cowen Group, Inc.	99,876	1,071,669
*	Cowlitz Bancorporation	8,003	99,797
	Crawford & Co. Class A	107,389	356,531
#	Crawford & Co. Class B	138,512	554,048
#	CVB Financial Corp.	19,500	216,840
*	Dearborn Bancorp, Inc.	21,086	215,499
#	Delta Financial Corp.	219,200	403,328
	Dime Community Bancshares	346,112	4,696,740
*	Dollar Financial Corp.	219,451	6,557,196
	Donegal Group, Inc. Class A	180,377	3,046,568
	Donegal Group, Inc. Class B	34,026	649,046
*	Eastern Insurance Holdings, Inc.	7,700	124,971
	Eastern Virginia Bankshares, Inc.	1,128	19,966
	ECB Bancorp, Inc.	2,822	71,961
	EMC Insurance Group, Inc.	133,763	3,257,129
* #	Empire Financial Holding Co.	2,025	2,227
*	Encore Capital Group, Inc.	207,755	2,133,644
* #	Enstar Group, Ltd.	2,522	273,637
*	Enterprise Bancorp, Inc.	419	5,698
#	Enterprise Financial Services Corp.	80,883	1,854,647
#	Epoch Holding Corp.	75,975	1,062,890
	ESB Financial Corp.	97,162	1,009,513
	Evans Bancorp, Inc.	3,022	51,374
*	Exlservice Holdings, Inc.	56,786	1,361,160
*	EZCORP, Inc. Class A	275,700	3,462,792
#	F.N.B. Corp.	27,400	424,974
	Farmers Capital Bank Corp.	300	8,400

13

	Federal Agriculture Mortgage Corp. Class A	2,600	48,230
#	Federal Agriculture Mortgage Corp. Class C	86,200	2,345,502
#	Federal Trust Corp.	5,930	18,976
	Fidelity Bancorp, Inc.	3,316	49,243
	Fidelity Southern Corp.	82,500	907,500
	Financial Federal Corp.	272,250	6,014,002
*	Financial Industries Corp.	9,148	52,601
	Financial Institutions, Inc.	43,286	780,447
* #	First Acceptance Corp.	437,902	1,769,124
	First Albany Companies, Inc.	110,420	129,191
#	First Bancorp	142,162	2,716,716
	First Bancorp of Indiana, Inc.	300	4,297
	First Bancshares, Inc.	891	14,791
*	First Bank of Delaware	50,014	137,538
#	First Busey Corp.	237,844	4,968,561
	First Business Financial Services, Inc.	859	15,591
*	First Cash Financial Services, Inc.	318,654	5,417,118
#	First Charter Corp.	330,970	9,968,816
#	First Commonwealth Financial Corp.	202,400	2,355,936
#	First Community Bancshares, Inc.	109,410	3,513,155
	First Defiance Financial Corp.	68,692	1,518,093
	First Federal Bancshares of Arkansas, Inc.	46,800	713,700
	First Federal Bankshares, Inc.	1,350	20,925
	First Federal of Northern Michigan Bancorp, Inc.	2,300	16,537
	First Financial Bancorp	375,426	4,309,890
#	First Financial Bankshares, Inc.	139,421	5,437,419
	First Financial Corp.	122,845	3,486,341
	First Financial Holdings, Inc.	122,500	3,357,725
	First Financial Service Corp.	12,450	316,728
	First Franklin Corp.	1,653	18,646
	First Indiana Corp.	154,125	4,908,881
*	First Investors Financial Services Group, Inc.	43,200	272,160
*	First Keystone Financial, Inc.	16,800	201,600
	First M&F Corp.	14,423	237,691
*	First Mariner Bancorp, Inc.	23,048	140,132
	First Merchants Corp.	167,116	3,624,746
	First Mutual Bancshares, Inc.	48,408	1,285,232
* #	First National Bancshares, Inc.	2,446	32,385
	First National Lincoln Corp.	11,791	173,328
	First PacTrust Bancorp, Inc.	17,541	354,328
	First Place Financial Corp.	158,911	2,294,675
*	First Regional Bancorp	116,649	2,570,944
	First Security Group, Inc.	17,611	167,304
#	First South Bancorp, Inc.	49,915	1,203,451
	First State Bancorporation	179,336	2,621,892
	First State Financial Corp.	13,485	134,850
	First United Corp.	22,053	445,471
	First West Virginia Bancorp, Inc.	1,000	13,990
	Firstbank Corp.	32,122	505,601
*	FirstCity Financial Corp.	106,795	867,175
	Flagstar Bancorp, Inc.	298,800	1,882,440
	Flushing Financial Corp.	201,469	3,235,592
	FNB Corp.	12,640	344,187
	FNB United Corp.	18,643	233,037
*	FPIC Insurance Group, Inc.	93,997	4,016,492

14

* #	Franklin Bank Corp.	155,974	662,889
* #	Franklin Credit Management Corp.	18,500	19,425
#	Frontier Financial Corp.	12,982	248,735
	Gateway Financial Holdings, Inc.	102,746	1,365,494
#	GB&T Bancshares, Inc.	128,167	1,361,134
	German American Bancorp, Inc.	35,365	465,050
*	Golfsmith International Holdings, Inc.	1,000	4,000
	Gouverneur Bancorp, Inc.	900	9,720
*	Great Lakes Bancorp, Inc.	60,010	773,529
	Great Pee Dee Bancorp, Inc.	1,585	35,235
#	Great Southern Bancorp, Inc.	135,067	3,002,539
*	Greater Atlantic Financial Corp.	200	1,015
	Greater Community Bancorp	9,278	173,962
	Greene Bancshares, Inc.	98,331	2,937,147
*	Grubb & Ellis Co.	252,149	1,301,089
	GS Financial Corp.	7,906	148,040
	Guaranty Bancshares, Inc.	1,600	43,600
	Guaranty Federal Bancshares, Inc.	24,594	703,388
	Habersham Bancorp	340	5,001
*	Hallmark Financial Services, Inc.	63,552	950,738
	Hanmi Financial Corp.	92,906	890,969
	Harleysville Group, Inc.	632	22,120
#	Harleysville National Corp.	264,106	4,054,027
	Harleysville Savings Financial Corp.	2,944	38,272
	Harrington West Financial Group, Inc.	8,532	104,517
	Hawthorn Bancshares, Inc.	1,209	34,456
#	Heartland Financial USA, Inc.	35,824	716,122
#	Hercules Technology Growth Capital, Inc.	237,558	2,805,560
	Heritage Commerce Corp.	114,368	2,035,750
	Heritage Financial Corp.	87,885	1,828,887
	Heritage Financial Group	300	4,050
	HF Financial Corp.	33,192	502,527
	Hingham Institution for Savings	7,184	222,704
	HMN Financial, Inc.	36,746	880,802
#	Home Bancshares, Inc.	19,339	387,360
	Home Federal Bancorp	37,400	935,000
	Home Federal Bancorp, Inc.	1,400	15,568
	HopFed Bancorp, Inc.	4,655	67,497
	Horace Mann Educators Corp.	23,400	457,704
*	Horizon Bancorp	723	18,010
	Horizon Financial Corp.	117,723	2,026,013
*	HouseValues, Inc.	500	1,710
	IBERIABANK Corp.	108,162	5,235,041
	IBT Bancorp, Inc.	6,052	105,305
	Imperial Capital Bancorp, Inc.	51,800	1,181,040
	Independence Holding Co.	41,288	559,865
#	Independent Bank Corp. (MA)	140,701	4,071,887
#	Independent Bank Corp. (MI)	214,800	2,053,488
	Infinity Property & Casualty Corp.	159,371	6,229,812
	Integra Bank Corp.	161,455	2,594,582
	Intervest Bancshares Corp.	70,600	1,124,658
	Investors Title Co.	20,202	762,625
#	Irwin Financial Corp.	280,400	2,279,652
	James River Group, Inc.	4,700	160,740
	Jefferson Bancshares, Inc.	4,542	45,874

15

	Kearny Financial Corp.	11,660	147,616
*	Kennedy-Wilson, Inc.	76,600	3,284,225
*	Kent Financial Services, Inc.	49,712	106,384
	Kentucky First Federal Bancorp	9,352	93,988
#	K-Fed Bancorp	21,182	257,573
*	KMG America Corp.	87,400	541,880
	KNBT Bancorp, Inc.	259,924	4,122,395
* #	LaBranche & Co., Inc.	166,500	884,115
#	Lakeland Bancorp, Inc.	85,613	985,406
	Lakeland Financial Corp.	81,808	1,549,444
	Landmark Bancorp, Inc.	9,192	252,249
	Leesport Financial Corp.	5,727	101,482
	Legacy Bancorp, Inc.	31,825	405,132
#	Life Partners Holdings, Inc.	65,069	2,296,936
	Lincoln Bancorp	5,499	87,764
	LNB Bancorp, Inc.	13,195	188,029
*	Loopnet, Inc.	92,758	1,424,763
	LSB Corp.	22,651	367,173
	LSB Financial Corp.	1,104	23,460
#	Macatawa Bank Corp.	154,898	1,545,882
	MainSource Financial Group, Inc.	121,166	1,824,760
* #	MarketAxess Holdings, Inc.	292,095	4,194,484
*	Marlin Business Services, Inc.	118,674	1,602,099
	MASSBANK Corp.	32,527	1,177,477
	Mayflower Bancorp, Inc.	2,950	36,182
*	Mays (J.W.), Inc.	2,700	62,181
#	MBT Financial Corp.	168,253	1,598,403
	MCG Capital Corp.	20,178	228,011
*	Meadowbrook Insurance Group, Inc.	245,000	2,251,550
	Medallion Financial Corp.	161,000	1,582,630
	Mercantile Bancorp, Inc.	1,931	50,785
	Mercantile Bank Corp.	34,131	584,664
	Mercer Insurance Group, Inc.	59,656	1,056,508
	Merchants Bancshares, Inc.	62,524	1,456,809
	Meta Financial Group, Inc.	19,082	751,068
	MetroCorp Bancshares, Inc.	50,250	717,570
	MFB Corp.	8,845	228,068
	MicroFinancial, Inc.	49,265	306,921
	Mid Penn Bancorp, Inc.	1,827	46,223
	Midland Co.	97,075	6,208,917
#	MidSouth Bancorp, Inc.	10,419	220,466
#	Midwest Banc Holdings, Inc.	212,864	2,682,086
	MidWestOne Financial Group, Inc.	2,268	38,443
	Monroe Bancorp	8,331	135,379
*	Move, Inc.	1,396,321	3,281,354
	MutualFirst Financial, Inc.	11,844	206,086
#	Nara Bancorp, Inc.	255,746	3,411,652
#	National Interstate Corp.	94,549	3,113,499
#	National Penn Bancshares, Inc.	42,399	666,088
	National Security Group, Inc.	12,602	226,710
	National Western Life Insurance Co. Class A	4,951	995,002
	Naugatuck Valley Financial Corp.	100	1,022
*	Navidec Financial, Inc.	3,516	2,672
*	Navigators Group, Inc.	150,925	8,859,297
#	NBT Bancorp, Inc.	335,433	8,362,345

16

*	New Century Bancorp, Inc.	500	4,500
	New England Bancshares, Inc.	2,680	32,026
	New Hampshire Thrift Bancshares, Inc.	12,561	157,012
	New Westfield Financial, Inc.	36,091	348,639
	NewBridge Bancorp	73,773	734,779
*	Newtek Business Services, Inc.	243,027	294,063
*	NexCen Brands, Inc.	493,934	2,222,703
*	Nexity Financial Corp.	500	3,655
	North Central Bancshares, Inc.	17,500	575,050
	North Valley Bancorp	9,800	143,080
	Northeast Bancorp	12,600	195,300
	Northeast Community Bancorp, Inc.	5,298	61,934
	Northrim Bancorp, Inc.	56,336	1,055,173
	Northway Financial, Inc.	982	16,448
	Norwood Financial Corp.	1,839	56,549
	NYMAGIC, Inc.	81,344	1,812,344
	Oak Hill Financial, Inc.	39,978	1,202,538
*	Ocean Shore Holding Co.	3,152	32,182
	OceanFirst Financial Corp.	112,591	1,853,248
* #	Ocwen Financial Corp.	353,332	1,978,659
	Ohio Valley Banc Corp.	2,604	66,376
	Old Second Bancorp, Inc.	93,805	2,484,894
	Omega Financial Corp.	120,760	3,737,522
*	Optimumbank Holdings, Inc.	1,100	8,492
	Osage Bancshares, Inc.	890	7,725
	PAB Bankshares, Inc.	23,122	346,599
	Pacific Continental Corp.	66,124	972,023
*	Pacific Mercantile Bancorp	92,217	1,220,031
*	Pacific Premier Bancorp, Inc.	27,612	258,448
*	Pacific State Bancorp	11,838	153,065
	Pamrapo Bancorp, Inc.	40,181	818,487
	Park Bancorp, Inc.	3,000	74,325
	Parkvale Financial Corp.	50,795	1,463,404
	Partners Trust Financial Group, Inc.	424,019	5,406,242
	Patriot Capital Funding, Inc.	44,901	481,339
#	Patriot National Bancorp	2,800	49,532
	PAULA Financial	49,300	99,586
#	Peapack-Gladstone Financial Corp.	44,507	1,116,013
*	Penn Treaty American Corp.	198,867	1,312,522
	Penns Woods Bancorp, Inc.	15,072	481,852
*	Pennsylvania Commerce Bancorp, Inc.	40,785	1,144,835
	Peoples Bancorp of Indiana	2,931	46,456
	Peoples Bancorp of North Carolina	11,621	190,352
	Peoples Bancorp, Inc.	96,416	2,332,303
	Peoples Community Bancorp	900	13,662
#	PFF Bancorp, Inc.	116,500	1,095,100
*	Pico Holdings, Inc.	170,271	6,553,731
	Pinnacle Bancshares, Inc.	1,500	18,630
*	Pinnacle Financial Partners, Inc.	139,835	4,073,394
*	PMA Capital Corp. Class A	303,756	2,654,827
*	Porter Bancorp, Inc.	2,297	46,239
#	Portfolio Recovery Associates, Inc.	156,728	6,313,004
	Preferred Bank	28,949	773,807
	Premier Financial Bancorp, Inc.	9,100	118,300
	Presidential Life Corp.	226,349	3,902,257

17

	Princeton National Bancorp, Inc.	7,804	187,452
#	PrivateBancorp, Inc.	125,504	3,841,677
	ProCentury Corp.	129,949	1,828,382
#	Providence Community Bancshares, Inc.	2,080	42,422
	Provident Financial Holdings, Inc.	72,400	1,322,024
	Provident Financial Services, Inc.	53,300	792,038
#	Provident New York Bancorp	413,654	5,046,579
#	Pulaski Financial Corp.	86,052	928,501
#	QC Holdings, Inc.	98,044	1,361,831
	Rainier Pacific Financial Group, Inc.	51,047	756,006
	Renasant Corp.	144,153	2,812,425
#	Republic Bancorp, Inc. Class A	177,655	2,886,894
*	Republic First Bancorp, Inc.	69,817	537,591
#	Resource America, Inc.	172,380	2,796,004
*	Rewards Network, Inc.	254,850	1,332,865
	Riverview Bancorp, Inc.	96,249	1,260,862
#	Rockville Financial, Inc.	25,526	348,940
	Rome Bancorp, Inc.	53,296	620,898
	Royal Bancshares of Pennsylvania, Inc. Class A	22,010	263,240
*	RTW, Inc.	46,750	573,622
	Rurban Financial Corp.	2,010	25,989
#	S&T Bancorp, Inc.	166,239	5,324,635
#	S.Y. Bancorp, Inc.	131,985	3,122,765
	Safety Insurance Group, Inc.	54,067	1,973,986
	Salisbury Bancorp, Inc.	1,200	40,980
#	Sanders Morris Harris Group, Inc.	183,086	1,781,427
#	Sandy Spring Bancorp, Inc.	152,497	4,477,312
#	SCBT Financial Corp.	58,063	1,799,953
*	SCPIE Holdings, Inc.	38,569	1,047,920
*	Seabright Insurance Holdings	163,200	2,531,232
#	Seacoast Banking Corp. of Florida	173,713	2,180,098
#	Security Bank Corp.	63,802	719,049
*	Security National Financial Corp. Class A	5,746	25,800
	Shore Financial Corp.	3,360	40,572
	Siebert Financial Corp.	42,300	141,705
#	Sierra Bancorp	89,538	2,234,868
	Simmons First National Corp. Class A	138,653	3,617,457
#	South Street Financial Corp.	2,945	20,748
*	Southcoast Financial Corp.	24,799	369,505
	Southern Community Financial Corp.	43,300	294,440
*	Southern Connecticut Bancorp, Inc.	5,900	43,070
*	Southern First Bancshares, Inc.	18,031	324,558
	SouthFirst Bancshares, Inc.	100	1,100
#	Southside Bancshares, Inc.	80,179	1,535,428
	Southwest Bancorp, Inc.	139,840	2,510,128
	Southwest Georgia Financial Corp.	4,815	86,188
	State Bancorp, Inc.	104,971	1,534,676
	Sterling Bancorp	309,669	4,137,178
	Sterling Bancshares, Inc.	632,637	7,806,741
	Sterling Financial Corp. (PA)	163,600	2,805,740
	Stewart Information Services Corp.	52,200	1,413,054
* #	Stifel Financial Corp.	137,583	6,404,489
*	Stratus Properties, Inc.	63,959	2,008,313
#	Suffolk Bancorp	99,389	3,067,145
* #	Sun American Bancorp	7,880	37,509

18

*	Sun Bancorp, Inc.	206,176	3,474,066
* #	Superior Bancorp	302,453	1,811,693
#	Susquehanna Bancshares, Inc.	38,858	772,903
	Sussex Bancorp	3,560	44,180
	SWS Group, Inc.	268,423	3,639,816
	Taylor Capital Group, Inc.	65,077	1,440,805
	Team Financial, Inc.	3,892	56,706
	Teche Holding Co.	3,509	139,307
* #	Tejon Ranch Co.	164,529	6,359,046
#	Temecula Valley Bancorp, Inc.	73,925	827,960
*	Texas Capital Bancshares, Inc.	137,380	2,895,970
	TF Financial Corp.	16,170	428,343
*	The Bancorp, Inc.	135,000	2,181,600
*	The Intergroup Corp.	6,500	117,390
	The Savannah Bancorp, Inc.	7,024	146,240
#	The Wilber Corp.	12,800	115,456
	The Ziegler Companies, Inc.	4,200	142,275
	Thomas Properties Group, Inc.	26,100	271,962
* #	Thomas Weisel Partners Group, Inc.	14,700	201,978
	TIB Financial Corp.	25,472	227,210
* #	Tidelands Bancshares, Inc.	5,507	61,128
	TierOne Corp.	163,324	3,821,782
	Timberland Bancorp, Inc.	75,326	1,167,553
#	Tompkins Financial Corp.	82,112	3,493,866
	Tower Financial Corp.	1,138	14,339
#	Tower Group, Inc.	194,624	6,309,710
*	Tradestation Group, Inc.	410,037	4,891,741
* #	Trenwick Group, Ltd.	12,662	11
* #	Triad Guaranty, Inc.	95,939	826,035
	Trico Bancshares	150,603	3,194,290
#	TrustCo Bank Corp. (NY)	510,137	5,422,756
*	Unico American Corp.	114,100	1,186,640
#	Union Bankshares Corp.	120,442	2,494,354
	Union Bankshares, Inc.	6,080	125,704
*	United America Indemnity, Ltd.	79,809	1,580,218
	United Bancshares, Inc.	1,640	22,222
*	United Capital Corp.	90,008	2,286,203
	United Community Financial Corp.	263,953	1,496,614
	United Financial Bancorp, Inc.	25,996	279,977
	United Fire & Casualty Co.	14,801	456,167
*	United PanAm Financial Corp.	150,147	840,823
#	United Security Bancshares (CA)	69,316	1,077,864
	United Western Bancorp, Inc.	27,027	567,837
	Unity Bancorp, Inc.	29,754	271,654
*	Universal Insurance Holdings, Inc.	65,279	479,801
#	Univest Corporation of Pennsylvania	98,522	2,098,519
#	USB Holding Co., Inc.	209,599	4,418,365
#	Vineyard National Bancorp Co.	91,127	984,172
* #	Virginia Commerce Bancorp, Inc.	234,056	2,932,722
#	Virginia Financial Group, Inc.	20,478	353,450
	Wainwright Bank & Trust Co.	4,702	60,750
	Washington Banking Co.	71,095	1,291,796
	Washington Savings Bank, F.S.B.	44,668	259,968
	Washington Trust Bancorp, Inc.	132,221	3,285,692
* #	Wauwatosa Holdings, Inc.	19,205	256,195

19

	Wayne Savings Bancshares, Inc.	1,789	19,929
#	Wesbanco, Inc.	202,414	4,853,888
#	West Bancorporation	159,296	2,236,516
	West Coast Bancorp	149,461	2,983,242
* #	Western Alliance Bancorp	16,500	363,990
	Westwood Holdings Group, Inc.	34,489	1,303,684
	Willow Financial Bancorp, Inc.	146,353	1,375,718
#	Wilshire Bancorp, Inc.	264,376	2,463,984
*	Wilshire Enterprises, Inc.	130,375	507,159
	Wintrust Financial Corp.	10,000	353,200
* #	World Acceptance Corp.	177,000	5,587,890
	WSFS Financial Corp.	12,200	681,736
	WVS Financial Corp.	900	14,499
* #	ZipRealty, Inc.	76,899	382,957
Total Financials			680,205,589

Health Care — (14.2%)
*	A.D.A.M., Inc.	5,100	45,849
*	Abaxis, Inc.	200,562	6,652,642
* #	Abiomed, Inc.	256,989	3,302,309
* #	Acadia Pharmaceuticals, Inc.	342,908	3,888,577
*	Accelr8 Technology Corp.	10,372	35,680
*	Accelrys, Inc.	262,039	2,104,173
* #	Accentia Biopharmaceuticals, Inc.	10,781	25,659
* #	Access Pharmaceuticals, Inc.	15,200	45,904
*	Achillion Pharmaceuticals, Inc.	24,600	122,262
* #	Acusphere, Inc.	251,791	201,433
*	Adolor Corp.	123,511	481,693
* #	Advanced Life Sciences Holdings, Inc.	280,200	582,816
* #	ADVENTRX Pharmaceuticals, Inc.	536,100	283,597
*	Air Methods Corp.	117,580	6,190,587
* #	Akorn, Inc.	667,800	5,101,992
*	Albany Molecular Research, Inc.	326,551	4,313,739
*	Alexza Pharmaceuticals, Inc.	4,100	35,916
*	Alliance Imaging, Inc.	473,700	4,523,835
*	Allied Healthcare International, Inc.	351,608	864,956
*	Allied Healthcare Products, Inc.	65,800	411,250
*	Allion Healthcare, Inc.	64,270	376,622
* #	Allos Therapeutics, Inc.	651,602	4,502,570
*	Almost Family, Inc.	23,400	449,748
* #	Alnylam Pharmaceuticals, Inc.	251,624	8,207,975
*	Alteon, Inc.	4,418	12,061
*	Amag Pharmaceuticals, Inc.	133,040	7,667,095
*	Amedisys, Inc.	240,143	10,244,500
*	America Services Group, Inc.	99,692	803,518
*	American Caresource Holding, Inc.	204	661
*	American Claims Evaluation, Inc.	3,100	3,100
*	American Dental Partners, Inc.	123,120	2,453,782
	American Shared Hospital Services	35,563	107,756
*	AMICAS, Inc.	434,714	1,073,744
*	AMN Healthcare Services, Inc.	332,900	5,619,352
*	Amsurg Corp.	297,081	7,682,515
	Analogic Corp.	128,346	6,907,582
* #	Anesiva, Inc.	88,278	448,452
*	Angeion Corp.	1,294	8,191

20

*	AngioDynamics, Inc.	165,530	3,212,937
*	Anika Therapeutics, Inc.	104,533	1,470,779
* #	Antigenics, Inc.	429,428	918,976
*	AP Pharma, Inc.	48,350	81,711
*	Aradigm Corp.	29,208	49,654
* #	Arcadia Resources, Inc.	126,700	107,695
*	Ardea Biosciences, Inc.	50,457	668,555
* #	Arena Pharmaceuticals, Inc.	554,179	4,849,066
* #	Ariad Pharmaceuticals, Inc.	631,834	2,843,253
* #	Arqule, Inc.	388,417	2,520,826
*	Array BioPharma, Inc.	395,379	4,376,846
*	Arrhythmia Research Technology, Inc.	26,575	218,978
* #	Aspect Medical Systems, Inc.	216,544	3,217,844
* #	AtheroGenics, Inc.	358,831	200,945
*	AtriCure, Inc.	21,803	250,080
	Atrion Corp.	17,829	2,117,550
*	ATS Medical, Inc.	142,500	280,725
* #	Auxilium Pharmaceuticals, Inc.	283,838	7,961,656
*	Avalon Pharmaceuticals, Inc.	74,342	272,835
*	AVANIR Pharmaceuticals Class A	314,452	537,713
*	Avant Immunotherapeutics, Inc.	451,098	203,084
* #	AVI BioPharma, Inc.	482,772	1,124,859
*	Avigen, Inc.	262,088	1,095,528
*	Barrier Therapeutics, Inc.	286,342	1,196,910
* #	Bentley Pharmaceuticals, Inc.	204,950	2,580,320
*	Bioanalytical Systems, Inc.	18,100	156,384
* #	BioCryst Pharmaceuticals, Inc.	271,900	1,726,565
*	Bio-Imaging Technologies, Inc.	110,475	1,050,617
* #	BioLase Technology, Inc.	230,885	676,493
*	Bio-Reference Laboratories, Inc.	134,668	4,507,338
* #	BioSante Pharmaceuticals, Inc.	227,470	1,025,890
*	BioScrip, Inc.	356,462	3,133,301
*	BioSphere Medical, Inc.	173,307	1,010,380
*	Bovie Medical Corp.	151,099	971,567
*	Bradley Pharmaceuticals, Inc.	157,749	3,106,078
*	Bruker BioSciences Corp.	789,231	7,331,956
* #	BSD Medical Corp.	208,291	1,147,683
*	Caliper Life Sciences, Inc.	463,931	2,537,703
	Cambrex Corp.	279,840	2,165,962
*	Candela Corp.	224,956	1,394,727
*	Cantel Medical Corp.	149,670	2,647,662
*	Capital Senior Living Corp.	261,688	2,148,458
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	3,863,607
*	Cardiac Science Corp.	178,014	1,500,658
*	CardioDynamics International Corp.	247,305	91,503
*	Cardiotech International, Inc.	174,860	160,871
* #	Cell Genesys, Inc.	632,533	1,473,802
* #	Cell Therapeutics, Inc.	118,819	307,741
*	Centene Corp.	39,000	975,000
* #	Cepheid, Inc.	286,117	6,188,711
*	Cerus Corp.	283,024	2,184,945
*	Chad Therapeutics, Inc.	23,900	9,560
*	Clarient, Inc.	44,200	87,958
* #	Clinical Data, Inc.	133,167	3,282,567
*	Coley Pharmaceutical Group, Inc.	20,198	160,978

21

*	Collagenex Pharmaceuticals, Inc.	210,573	1,676,161
* #	Columbia Laboratories, Inc.	434,462	999,263
*	Combimatrix Corp.	19,545	136,815
*	Combinatorx, Inc.	271,674	1,448,022
	Computer Programs & Systems, Inc.	100,981	2,248,847
* #	Conceptus, Inc.	282,206	5,669,519
*	Conmed Corp.	266,279	6,625,022
*	Continucare Corp.	2,100	5,145
* #	Corcept Therapeutics, Inc.	199,501	588,528
* #	Cortex Pharmaceuticals, Inc.	266,240	138,445
*	Corvel Corp.	139,347	3,239,818
*	Critical Therapeutics, Inc.	279,384	508,479
*	Criticare Systems, Inc.	107,480	333,188
*	Cross Country Healthcare, Inc.	304,069	4,427,245
* #	CryoCor, Inc.	62,340	241,879
*	CryoLife, Inc.	247,429	1,776,540
*	CuraGen Corp.	533,496	565,506
*	Curis, Inc.	404,216	367,837
*	Cutera, Inc.	129,828	1,965,596
* #	CV Therapeutics, Inc.	523,992	4,569,210
* #	Cyberonics, Inc.	250,000	3,410,000
*	Cyclacel Pharmaceuticals, Inc.	156,847	870,501
*	Cynosure, Inc. Class A	70,655	2,097,747
*	Cypress Bioscience, Inc.	340,354	4,152,319
* #	Cytogen Corp.	145,729	88,895
* #	Cytomedix, Inc.	66,200	229,052
* #	Cytori Therapeutics, Inc.	137,962	760,171
* #	CytRx Corp.	6,400	21,376
	Datascope Corp.	151,010	5,525,456
*	Daxor Corp.	46,300	740,337
*	Del Global Technologies Corp.	157,042	463,274
* #	Dendreon Corp.	687,460	3,437,300
* #	DepoMed, Inc.	391,048	1,134,039
* #	Dexcom, Inc.	178,304	1,542,330
*	Dialysis Corporation of America	31,520	265,083
*	Digirad Corp.	72,200	258,476
* #	Discovery Laboratories, Inc.	733,463	2,141,712
* #	Durect Corp.	661,389	3,836,056
* #	DUSA Pharmaceuticals, Inc.	158,876	339,995
* #	Dyadic International, Inc.	96,800	464,350
*	Dyax Corp.	579,267	2,201,215
* #	Dynacq Healthcare, Inc.	67,234	270,953
* #	Dynavax Technologies Corp.	369,482	1,688,533
*	Elite Pharmaceuticals, Inc.	170,713	358,497
*	Emageon, Inc.	122,926	585,128
* #	Emeritus Corp.	209,968	5,291,194
* #	Emisphere Technologies, Inc.	254,928	831,065
*	Encision, Inc.	3,700	7,770
* #	Encysive Pharmaceuticals, Inc.	539,269	361,310
* #	Endocare, Inc.	23,766	194,406
*	Endologix, Inc.	411,756	1,087,036
*	Entremed, Inc.	493,456	715,511
*	Enzo Biochem, Inc.	337,687	3,701,050
* #	Enzon Pharmaceuticals, Inc.	132,200	1,250,612
*	EP Medsystems, Inc.	193,300	436,858

22

* #	Epicept Corp.	35,693	51,041
* #	EPIX Pharmaceuticals, Inc.	298,596	949,535
*	eResearch Technology, Inc.	532,178	6,311,631
*	etrials Worldwide, Inc.	92,049	276,147
*	Exact Sciences Corp.	264,863	1,136,262
*	Exactech, Inc.	100,152	1,971,993
* #	Exelixis, Inc.	406,862	3,551,905
*	E-Z-EM, Inc.	108,518	2,246,323
*	Farville, Inc.	12,443	24,015
* #	Five Star Quality Care, Inc.	316,450	2,984,123
*	Genaera Corp.	29,683	62,037
* #	Gene Logic, Inc.	259,660	254,752
* #	Genitope Corp.	339,525	1,429,400
* #	Genomic Health, Inc.	166,667	4,036,675
* #	Genta, Inc.	141,120	87,494
*	Gentiva Health Services, Inc.	273,736	4,943,672
* #	GenVec, Inc.	701,062	1,289,954
* #	Geron Corp.	721,387	4,667,374
*	Greatbatch, Inc.	218,900	4,504,962
* #	GTC Biotherapeutics, Inc.	145,853	147,312
* #	GTx, Inc.	150,228	2,158,776
* #	Halozyme Therapeutics, Inc.	321,600	2,727,168
* #	Hana Biosciences, Inc.	37,579	44,719
*	Hanger Orthopedic Group, Inc.	178,800	1,870,248
*	Harvard Bioscience, Inc.	302,596	1,283,007
*	Health Grades, Inc.	27,623	149,993
*	HealthAxis, Inc.	5,710	3,883
*	HealthStream, Inc.	212,266	672,883
*	HealthTronics, Inc.	325,205	1,378,869
* #	Hemispherx Biopharma, Inc.	550,400	715,520
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,102,141
* #	HMS Holdings Corp.	231,922	7,201,178
* #	Hollis-Eden Pharmaceuticals, Inc.	227,168	431,619
	Hooper Holmes, Inc.	672,769	1,096,613
* #	Hythiam, Inc.	119,471	385,891
*	Icagen, Inc.	19,600	29,400
* #	ICU Medical, Inc.	137,591	5,107,378
* #	Idera Pharmaceuticals, Inc.	154,451	1,876,580
* #	IDM Pharma, Inc.	71,779	77,521
* #	I-Flow Corp.	233,186	3,887,211
* #	Immtech International, Inc.	141,446	867,064
* #	Immunicon Corp.	251,597	241,533
*	ImmunoGen, Inc.	412,276	1,978,925
* #	Immunomedics, Inc.	663,327	1,499,119
*	IMPATH Bankruptcy Liquidating Trust	70,200	88,452
*	Implant Sciences Corp.	99,817	139,744
*	Incyte Corp.	823,007	7,061,400
* #	Indevus Pharmaceuticals, Inc.	681,291	5,102,870
*	Infinity Pharmaceuticals, Inc.	118,185	1,133,394
* #	Inhibitex, Inc.	97,500	94,575
* #	Inovio Biomedical Corp.	366,304	344,326
*	Insite Vision, Inc.	119,384	112,221
* #	Insmed, Inc.	294,193	261,832
*	Inspire Pharmaceuticals, Inc.	413,933	2,467,041
*	IntegraMed America, Inc.	76,638	954,143

23

* #	Interleukin Genetics, Inc.	91,221	145,954
* #	InterMune, Inc.	309,720	5,029,853
* #	Interpharm Holdings, Inc.	139,900	88,137
* #	Introgen Therapeutics, Inc.	401,004	1,571,936
	Invacare Corp.	223,200	5,803,200
*	Iridex Corp.	75,054	204,147
*	IRIS International, Inc.	177,276	3,208,696
* #	Isis Pharmaceuticals, Inc.	808,307	14,298,951
* #	Isolagen, Inc.	338,100	963,585
*	IsoRay, Inc.	4,000	10,800
*	Ista Pharmaceuticals, Inc.	292,733	1,513,430
* #	I-Trax, Inc.	372,455	1,348,287
*	IVAX Diagnostics, Inc.	44,500	26,255
* #	Javelin Pharmaceuticals, Inc.	395,170	1,643,907
* #	Kendle International, Inc.	141,840	6,123,233
*	Kensey Nash Corp.	122,700	3,307,992
* #	Keryx Biopharmaceuticals, Inc.	397,294	3,655,105
	Kewaunee Scientific Corp.	19,800	385,902
* #	Kosan Biosciences, Inc.	388,907	1,855,086
* #	La Jolla Pharmaceutical Co.	363,497	1,348,574
	Landauer, Inc.	89,595	4,498,565
*	Langer, Inc.	18,400	46,000
*	Lannet Co., Inc.	208,170	749,412
#	LCA-Vision, Inc.	122,391	1,990,078
*	Lexicon Pharmaceuticals, Inc.	741,799	2,574,043
* #	LHC Group, Inc.	91,778	2,349,517
*	Lifecore Biomedical, Inc.	131,197	1,608,475
	Ligand Pharmaceuticals, Inc. Class B	49,928	245,146
*	Lipid Sciences, Inc.	188,800	177,472
* #	Luminex Corp.	295,513	4,731,163
*	Magyar Bancorp, Inc.	8,299	89,214
* #	Martek Biosciences Corp.	167,897	4,341,816
*	Matria Healthcare, Inc.	211,012	4,794,193
* #	Matritech, Inc.	140,200	14,020
* #	Matrixx Initiatives, Inc.	93,800	1,518,622
*	Maxygen, Inc.	359,381	2,720,514
*	MedCath Corp.	219,005	5,567,107
*	Medical Action Industries, Inc.	154,955	3,100,650
*	Medical Staffing Network Holdings, Inc.	227,000	1,384,700
* #	Medivation, Inc.	91,219	1,240,578
*	MEDTOX Scientific, Inc.	79,672	1,449,234
* #	Memory Pharmaceuticals Corp.	302,823	169,581
*	Memry Corp.	287,100	416,295
*	Merge Technologies, Inc.	221,137	289,689
	Meridian Bioscience, Inc.	386,475	11,922,754
*	Merit Medical Systems, Inc.	262,180	3,809,475
*	Metabasis Therapeutics, Inc.	290,653	831,268
*	Metropolitan Health Networks, Inc.	468,252	1,053,567
* #	Micromet, Inc.	130,650	228,637
* #	Micrus Endovascular Corp.	108,936	1,994,618
* #	MiddleBrook Pharmaceuticals, Inc.	293,323	328,522
* #	Milestone Scientific, Inc.	27,100	48,780
* #	Minrad International, Inc.	434,568	1,177,679
*	Molina Healthcare, Inc.	72,356	2,712,626
* #	Momenta Pharmaceuticals, Inc.	123,718	660,654

24

* #	Monogram Biosciences, Inc.	789,657	979,175
*	MTS Medication Technologies	43,048	535,948
*	MWI Veterinary Supply, Inc.	91,360	3,844,429
* #	Nabi Biopharmaceuticals	598,665	1,975,594
* #	Nanogen, Inc.	303,967	191,621
* #	Nastech Pharmaceutical Co., Inc.	197,420	750,196
*	National Dentex Corp.	42,532	666,051
	National Healthcare Corp.	102,675	5,041,343
*	National Medical Health Card Systems, Inc.	51,121	480,026
	National Research Corp.	57,979	1,574,130
*	Natus Medical, Inc.	212,592	3,586,427
*	Neogen Corp.	135,771	3,599,289
* #	Neopharm, Inc.	252,632	189,474
*	Neose Technologies, Inc.	374,618	599,389
*	Neurobiological Technologies, Inc.	2,085	6,172
* #	Neurocrine Biosciences, Inc.	368,927	4,803,430
* #	Neurogen Corp.	358,098	1,181,723
* #	Neurometric, Inc.	109,772	917,694
* #	Nighthawk Radiology Holdings, Inc.	136,082	2,876,773
* #	NitroMed, Inc.	365,125	383,381
* #	NMT Medical, Inc.	118,700	595,874
*	North American Scientific, Inc.	102,400	34,816
* #	Northfield Laboratories, Inc.	243,732	263,231
* #	Northstar Neuroscience, Inc.	27,227	251,305
* #	Novacea, Inc.	25,600	72,960
* #	NovaMed, Inc.	219,315	1,024,201
* #	Novavax, Inc.	550,279	2,003,016
*	Noven Pharmaceuticals, Inc.	240,127	3,801,210
*	NOVT Corp.	19,302	47,290
* #	NPS Pharmaceuticals, Inc.	440,805	1,798,484
*	Nutraceutical International Corp.	107,037	1,180,618
* #	Nutrition 21, Inc.	1,085	835
* #	NuVasive, Inc.	324,651	13,820,393
*	Nuvelo, Inc.	354,782	617,321
* #	NxStage Medical, Inc.	210,074	2,701,552
*	Occulogix, Inc.	24,600	3,198
*	Odyssey Healthcare, Inc.	330,171	3,301,710
*	Omnicell, Inc.	284,303	7,497,070
*	Omrix Biopharmaceuticals, Inc.	76,059	2,539,610
* #	Opexa Therapeutics, Inc.	21,985	63,976
*	OraSure Technologies, Inc.	452,018	4,285,131
*	Orchid Cellmark, Inc.	287,604	1,317,226
*	Orthologic Corp.	336,100	440,291
* #	Oscient Pharmaceuticals Corp.	95,072	135,953
*	Osteotech, Inc.	170,725	1,403,360
*	Oxigene, Inc.	276,040	761,870
* #	Pain Therapeutics, Inc.	410,909	4,310,435
* #	PainCare Holdings, Inc.	374,804	71,025
*	Palatin Technologies, Inc.	522,081	131,460
* #	Palomar Medical Technologies, Inc.	177,971	3,121,611
*	Panacos Pharmaceuticals, Inc.	456,566	940,526
*	Par Pharmaceutical Companies, Inc.	269,760	5,190,182
*	Parexel International Corp.	144,816	6,408,108
*	PDI, Inc.	131,394	1,274,522
* #	Penwest Pharmaceuticals Co.	209,134	1,273,626

25

*	Pharmacopia, Inc.	103,050	468,878
* #	Pharmacyclics, Inc.	190,734	391,005
*	Pharmanet Development Group, Inc.	181,781	7,180,350
*	Phase Forward, Inc.	98,988	2,415,307
*	PHC, Inc.	10,395	29,106
*	PhotoMedex, Inc.	219,813	171,454
*	Pipex Pharmaceuticals, Inc.	8,700	47,850
*	Poniard Pharmaceuticals, Inc.	16	72
*	Possis Medical, Inc.	168,764	2,625,968
* #	Pozen, Inc.	288,796	3,012,142
*	PRA International	12,661	383,628
* #	Progenics Pharmaceuticals, Inc.	252,425	4,897,045
*	Prospect Medical Holdings, Inc.	32,100	136,104
* #	Providence Service Corp.	108,845	3,045,483
* #	ProxyMed, Inc.	121,529	212,676
	Psychemedics Corp.	50,095	791,501
*	QuadraMed Corp.	416,508	870,502
* #	Questcor Pharmaceuticals, Inc.	124,400	721,520
*	Quidel Corp.	307,000	5,802,300
*	Quigley Corp.	71,195	359,535
* #	Radiation Therapy Services, Inc.	229,536	7,159,228
* #	RadNet, Inc.	153,590	1,443,746
* #	Regeneration Technologies, Inc.	291,837	2,591,513
*	RegeneRx Biopharmaceuticals, Inc.	16,459	23,701
*	RehabCare Group, Inc.	158,700	3,665,970
*	Renovis, Inc.	266,145	896,909
*	Repligen Corp.	289,573	1,384,159
* #	Repros Therapeutics, Inc.	106,040	1,042,373
*	Res-Care, Inc.	263,391	6,000,047
*	Retractable Technologies, Inc.	33,500	55,108
* #	Rigel Pharmaceuticals, Inc.	240,963	1,725,295
* #	Rochester Medical Corp.	98,576	1,256,844
*	Rotech Healthcare, Inc.	11,168	5,372
*	Rural/Metro Corp.	110,300	348,548
* #	Salix Pharmaceuticals, Ltd.	452,529	5,140,729
* #	Sangamo BioSciences, Inc.	343,507	5,279,703
* #	Santarus, Inc.	460,119	1,168,702
* #	Savient Pharmaceuticals, Inc.	556,578	7,825,487
* #	SciClone Pharmaceuticals, Inc.	452,990	933,159
* #	Sciele Pharma, Inc.	344,976	7,699,864
* #	SCOLR Pharma, Inc.	84,300	127,293
* #	Seattle Genetics, Inc.	557,925	6,131,596
*	Senesco Technologies, Inc.	33,500	13,065
*	Senomyx, Inc.	278,963	1,952,741
* #	Sequenom, Inc.	329,191	3,054,892
*	SeraCare Life Sciences, Inc.	127,485	696,068
*	SGX Pharmaceuticals, Inc.	6,700	31,557
* #	Signalife, Inc.	25,700	24,672
*	Somanetics Corp.	124,105	2,483,341
* #	Somaxon Pharmaceuticals, Inc.	98,416	571,797
*	Sonic Innovations, Inc.	257,476	2,144,775
* #	SonoSite, Inc.	161,570	5,367,355
* #	Sonus Pharmaceuticals, Inc.	32,675	18,625
	Span-American Medical System, Inc.	36,600	437,004
*	Spectranetics Corp.	286,611	4,347,889

26

* #	Spectrum Pharmaceuticals, Inc.	255,548	835,642
*	SRI/Surgical Express, Inc.	46,400	195,808
* #	Staar Surgical Co.	227,575	641,762
* #	StemCells, Inc.	764,823	1,483,757
* #	Stereotaxis, Inc.	267,584	3,609,708
*	Strategic Diagnostics, Inc.	197,317	1,053,673
*	Sun Healthcare Group, Inc.	420,360	6,973,772
* #	Sunesis Pharmaceuticals, Inc.	23,900	50,668
*	SunLink Health Systems, Inc.	33,465	207,818
* #	SuperGen, Inc.	545,346	2,306,814
* #	SurModics, Inc.	180,264	9,308,833
*	Symmetry Medical, Inc.	253,882	4,275,373
*	Synovis Life Technologies, Inc.	119,202	2,242,190
*	Targacept, Inc.	1,576	15,130
* #	Tercica, Inc.	201,577	1,338,471
*	Theragenics Corp.	280,300	1,101,579
*	Third Wave Technologies, Inc.	411,141	3,317,908
*	Thoratec Corp.	229,282	4,491,634
*	Threshold Pharmaceuticals, Inc.	217,420	122,038
*	Titan Pharmaceuticals, Inc.	382,520	673,235
*	TLC Vision Corp.	50,697	132,319
*	Torreypines Therapeutics, Inc.	1,500	3,885
* #	Trimeris, Inc.	205,654	1,262,716
*	TriZetto Group, Inc.	416,255	6,422,815
*	Tutogen Medical, Inc.	8,400	96,768
*	U.S. Physical Therapy, Inc.	113,006	1,551,572
*	Urologix, Inc.	123,100	161,261
* #	Uroplasty, Inc.	40,807	162,820
	Utah Medical Products, Inc.	53,100	1,603,620
*	Vascular Solutions, Inc.	150,435	1,006,410
*	Vaxgen, Inc.	129,700	64,850
* #	Vermillion, Inc.	199,606	156,092
* #	Via Pharmaceuticals, Inc.	240	638
*	Vical, Inc.	383,982	1,758,638
*	Visicu, Inc.	37,924	317,803
*	Vision-Sciences, Inc.	23,250	41,850
*	VistaCare, Inc.	152,897	1,198,712
* #	Vital Images, Inc.	166,379	3,001,477
	Vital Signs, Inc.	129,553	6,854,649
* #	Vivus, Inc.	570,937	3,231,503
*	Vnus Medical Technologies	43,499	612,031
*	Volcano Corp.	9,943	145,267
*	Wright Medical Group, Inc.	326,544	8,810,157
*	Xenoport, Inc.	242,266	12,740,769
	Young Innovations, Inc.	18,503	430,195
*	Zila, Inc.	282,249	270,959
*	Zoll Medical Corp.	196,158	4,566,558
*	Zymogenetics, Inc.	88,004	1,291,899
Total Health Care			827,924,153

Industrials — (13.7%)
* #	3-D Systems Corp.	176,164	3,095,201
*	A. T. Cross Co. Class A	132,937	1,189,786
	AAON, Inc.	212,587	4,045,531
*	ABX Air, Inc.	581,006	2,585,477

27

*	Accuride Corp.	298,100	2,262,579
	Aceto Corp.	228,797	1,812,072
*	Active Power, Inc.	435,150	979,088
*	AeroCentury Corp.	2,100	38,220
*	Aerosonic Corp.	34,700	163,958
*	AirNet Systems, Inc.	96,100	189,317
*	Airtran Holdings, Inc.	364,500	3,094,605
	Alamo Group, Inc.	90,749	1,678,857
* #	Allied Defense Group, Inc.	51,940	303,849
	American Ecology Corp.	176,798	3,931,988
*	American Locker Group, Inc.	32,200	172,270
#	American Science & Engineering, Inc.	89,984	5,205,574
* #	American Superconductor Corp.	343,974	8,303,532
#	American Woodmark Corp.	154,920	3,000,800
	Ameron International Corp.	88,994	9,413,785
*	Amistar Corp.	25,900	12,173
	Ampco-Pittsburgh Corp.	86,200	3,035,964
#	Amrep Corp.	65,210	2,155,843
	Angelica Corp.	93,962	1,628,361
* #	APAC Customer Services, Inc.	495,143	737,763
#	Apogee Enterprises, Inc.	280,770	6,238,709
	Applied Signal Technologies, Inc.	120,204	1,535,005
* #	Argon ST, Inc.	216,502	3,944,666
	Arkansas Best Corp.	162,953	3,715,328
*	Arotech Corp.	99,723	257,285
	Art’s-Way Manufacturing Co., Inc.	100	2,360
*	Astec Industries, Inc.	198,740	7,464,674
*	Astronics Corp.	66,836	3,521,589
* #	ASV, Inc.	264,742	3,086,892
*	Avalon Holding Corp. Class A	20,575	133,738
*	Axsys Technologies, Inc.	101,363	4,287,655
*	AZZ, Inc.	119,452	3,198,925
#	Badger Meter, Inc.	249,540	9,732,060
*	Baker (Michael) Corp.	85,237	2,977,328
*	Baldwin Technology Co., Inc. Class A	131,900	646,310
#	Barrett Business Services, Inc.	110,289	1,806,534
* #	Blount International, Inc.	456,000	5,595,120
#	BlueLinx Holdings, Inc.	250,800	1,028,280
#	Bowne & Co., Inc.	214,283	3,869,951
*	Breeze-Eastern Corp.	94,300	1,056,160
*	BTU International, Inc.	86,300	1,285,870
* #	Builders FirstSource, Inc.	326,290	2,257,927
*	Butler International, Inc.	69,690	31,361
#	C&D Technologies, Inc.	230,400	1,218,816
*	Cano Petroleum, Inc.	94,800	708,156
* #	Capstone Turbine Corp.	905,071	1,104,187
	Cascade Corp.	123,134	7,428,674
*	Casella Waste Systems, Inc. Class A	222,777	3,334,972
*	CBIZ, Inc.	681,623	6,298,197
	CDI Corp.	198,022	5,281,247
*	CECO Environmental Corp.	115,488	1,338,506
*	Celadon Group, Inc.	225,065	1,755,507
	Champion Industries, Inc.	96,894	524,197
*	Channell Commercial Corp.	24,400	51,240
*	Chart Industries, Inc.	13,710	381,138

28

	Chase Corp.	76,325	1,456,281
	Chicago Rivet & Machine Co.	20,000	440,000
	CIRCOR International, Inc.	136,680	5,930,545
* #	Clean Harbors, Inc.	170,615	9,168,850
*	Columbus McKinnon Corp.	184,400	5,738,528
*	Comforce Corp.	80,066	175,345
	Comfort Systems USA, Inc.	400,300	4,703,525
*	Commercial Vehicle Group, Inc.	211,435	2,818,429
*	Competitive Technologies, Inc.	102,100	218,494
	CompX International, Inc.	12,016	169,426
*	COMSYS IT Partners, Inc.	190,136	2,538,316
*	Conrad Industries, Inc.	18,700	301,070
*	Consolidated Graphics, Inc.	123,797	6,404,019
*	Cornell Companies, Inc.	106,200	2,497,824
*	Corrpro Companies, Inc.	42,175	65,371
*	Covanta Holding Corp.	1	20
*	Covenant Transport Group Class A	91,000	648,830
*	CPI Aerostructures, Inc.	47,933	417,976
*	CRA International, Inc.	115,855	5,359,452
	Cubic Corp.	24,097	951,350
*	Devcon International Corp.	29,000	75,980
	Diamond Management & Technology Consultants, Inc.	311,934	2,317,670
*	Distributed Energy Systems Corp.	309,811	105,026
* #	Document Securities Systems, Inc.	132,096	932,598
*	Double Eagle Petroleum Co.	5,086	75,222
*	Ducommun, Inc.	99,023	3,640,085
*	DXP Enterprises, Inc.	19,695	912,863
*	Dynamex, Inc.	104,998	2,884,295
	Dynamic Materials Corp.	111,300	7,064,211
#	Eagle Bulk Shipping, Inc.	342,547	9,796,844
	Eastern Co.	56,250	1,112,063
	Ecology & Environment, Inc. Class A	15,130	163,404
#	EDO Corp.	202,420	11,299,084
	Electro Rent Corp.	238,205	3,258,644
#	Encore Wire Corp.	219,225	3,748,748
* #	Energy Focus, Inc.	103,463	693,202
*	EnerSys	331,400	7,711,678
* #	ENGlobal Corp.	247,000	2,670,070
	Ennis, Inc.	251,658	4,620,441
*	EnPro Industries, Inc.	196,900	6,025,140
*	Environmental Tectonics Corp.	60,400	149,792
	Espey Manufacturing & Electronics Corp.	41,000	807,700
*	Evercel, Inc.	2,566	5,132
* #	Evergreen Solar, Inc.	758,844	9,993,975
* #	Exide Technologies	19,000	133,570
*	Exponent, Inc.	145,900	4,063,315
* #	ExpressJet Holdings, Inc.	497,400	1,243,500
*	EXX, Inc. Class A	5,900	17,759
*	EXX, Inc. Class B	100	298
	Federal Signal Corp.	466,747	5,367,591
*	First Aviation Services, Inc.	1,700	3,060
*	First Consulting Group, Inc.	263,432	3,371,930
* #	Flanders Corp.	251,600	1,673,140
*	Flow International Corp.	338,092	2,670,927
*	FLYi, Inc.	1,195	—

29

*	Fortune Industries, Inc.	3,200	8,640
	Forward Air Corp.	182,025	5,892,149
#	Freightcar America, Inc.	74,185	2,520,064
* #	Frontier Airlines Holdings, Inc.	278,557	1,699,198
	Frozen Food Express Industries, Inc.	161,875	893,550
* #	FuelCell Energy, Inc.	625,050	5,669,204
*	Furmanite Corp.	330,948	3,418,693
	G & K Services, Inc. Class A	149,828	6,093,505
*	Gehl Co.	114,303	1,852,852
#	Gencorp, Inc.	555,400	6,720,340
	General Employment Enterprises, Inc.	21,900	37,449
*	GeoEye, Inc.	132,237	4,194,558
*	GeoPetro Resources Co.	2,626	9,664
*	Global Payment Technologies, Inc.	35,400	14,514
	Gorman-Rupp Co.	132,228	5,216,395
*	GP Strategies Corp.	152,856	1,369,590
*	Graftech International, Ltd.	142,390	2,288,207
	Graham Corp.	26,080	1,825,600
#	Greenbrier Companies, Inc.	149,800	3,322,564
*	Griffon Corp.	295,450	3,817,214
	Hardinge, Inc.	102,200	1,611,694
*	Hawaiian Holdings, Inc.	588,481	3,018,908
#	Healthcare Services Group, Inc.	410,100	8,981,190
#	Heico Corp.	70,410	3,468,397
	Heico Corp. Class A	140,104	5,604,160
#	Heidrick & Struggles International, Inc.	165,119	5,988,866
*	Henry Bros. Electronics, Inc.	29,514	147,570
*	Herley Industries, Inc.	127,372	1,799,766
*	Hill International, Inc.	236,206	2,598,266
*	Hirsch International Corp. Class A	4,550	9,419
#	Hi-Shear Technology Corp.	65,001	724,761
*	Hudson Highland Group, Inc.	248,195	2,211,417
*	Hudson Technologies, Inc.	20,584	17,291
*	Hurco Companies, Inc.	63,300	2,612,391
*	Huttig Building Products, Inc.	161,870	618,343
*	ICT Group, Inc.	147,645	1,635,907
*	II-VI, Inc.	279,394	9,370,875
*	Industrial Distribution Group, Inc.	81,400	913,308
*	Innotrac Corp.	156,400	539,580
* #	Innovative Solutions & Support, Inc.	165,303	2,352,262
* #	Insituform Technologies, Inc. Class A	258,860	3,362,591
#	Insteel Industries, Inc.	168,144	1,911,797
*	Integrated Electrical Services, Inc.	151,776	2,848,836
*	Interline Brands, Inc.	237,615	5,686,127
*	International Shipholding Corp.	52,955	1,358,825
*	Intersections, Inc.	163,946	1,621,426
* #	Ionatron, Inc.	781,939	2,705,509
*	JPS Industries, Inc.	24,500	140,875
*	Kadant, Inc.	108,100	3,184,626
	Kaman Corp. Class A	237,610	7,579,759
* #	Kenexa Corp.	247,427	4,792,661
*	Key Technology, Inc.	49,005	1,702,924
*	Kforce, Inc.	401,879	4,360,387
*	Korn/Ferry International	253,000	4,359,190
*	K-Tron International, Inc.	54,706	6,236,484

30

*	L.B. Foster Co. Class A	120,700	5,529,267
	L.S. Starrett Co. Class A	38,500	725,340
*	LaBarge, Inc.	211,950	2,895,237
* #	Labor Ready, Inc.	177,900	2,677,395
*	Ladish Co., Inc.	142,155	6,277,565
	Lawson Products, Inc.	59,975	2,028,954
*	Layne Christensen Co.	159,000	9,055,050
*	Learning Tree International, Inc.	161,606	4,095,096
*	LECG Corp.	222,675	3,531,626
*	LGL Group, Inc.	39,334	271,405
#	Lindsay Corp.	113,970	6,031,292
*	LMI Aerospace, Inc.	107,266	2,617,290
	LSI Industries, Inc.	260,130	5,374,286
*	Lydall, Inc.	141,300	1,369,197
*	M&F Worldwide Corp.	73,030	3,751,551
*	Mac-Gray Corp.	116,200	1,394,400
*	Magnetek, Inc.	298,299	1,309,533
*	MAIR Holdings, Inc.	151,940	767,297
*	Marten Transport, Ltd.	206,500	2,263,240
	Maxco, Inc.	18,800	63,450
	McGrath Rentcorp.	246,518	6,554,914
* # •	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	293,120
* #	Media Sciences International, Inc.	11,400	46,284
* #	Medialink Worldwide, Inc.	60,009	243,637
*	Merrimac Industries, Inc.	15,668	144,146
*	Mesa Air Group, Inc.	331,800	1,254,204
* #	Metalline Mining Co.	6,600	18,810
	Met-Pro Corp.	260,261	3,029,438
* #	MFRI, Inc.	63,151	913,163
* #	Microvision, Inc.	434,531	1,764,196
* #	Middleby Corp.	22,568	1,712,686
* #	Midwest Air Group, Inc.	167,400	2,608,092
* #	Milacron, Inc.	42,943	123,676
* #	Millennium Cell, Inc.	121,077	65,382
*	Miller Industries, Inc.	112,829	1,470,162
*	Misonix, Inc.	62,750	298,063
*	Mobile Mini, Inc.	41,700	801,474
*	Modtech Holdings, Inc.	156,574	144,048
*	Moore Handley, Inc.	1,500	4,245
*	MTC Technologies, Inc.	150,033	2,453,040
	Mueller (Paul) Co.	26,300	1,361,025
	Multi-Color Corp.	100,760	2,408,164
*	M-Wave, Inc.	650	1,066
*	Nashua Corp.	54,500	638,195
*	National Patent Development Corp.	109,400	273,500
*	National Technical Systems, Inc.	83,600	568,480
* #	Navigant Consulting, Inc.	64,527	837,560
*	NCI Building Systems, Inc.	130,500	4,480,065
* #	North America Galvanizing & Coatings, Inc.	112,700	779,884
*	NuCo2, Inc.	150,152	4,141,192
* #	Odyssey Marine Exploration, Inc.	448,045	2,522,493
	Omega Flex, Inc.	115,650	1,650,326
*	On Assignment, Inc.	350,304	2,238,443
*	Orbit International Corp.	14,582	122,635

31

*	P.A.M. Transportation Services, Inc.	96,745	1,452,142
*	Paragon Technologies, Inc.	39,425	313,429
*	Park-Ohio Holdings Corp.	125,525	2,954,859
*	Patrick Industries, Inc.	47,400	562,164
* #	Patriot Transportation Holding, Inc.	31,700	2,976,313
*	Peerless Manufacturing Co.	57,752	2,150,107
*	Pemco Aviation Group, Inc.	8,074	23,899
* #	PGT, Inc.	19,800	109,296
*	Pike Electric Corp.	62,700	996,930
* #	Pinnacle Airlines Corp.	217,187	3,531,461
* #	Plug Power, Inc.	659,946	2,389,005
*	Point Blank Solutions, Inc.	399,000	1,795,500
	Portec Rail Products, Inc.	64,309	676,531
*	Powell Industries, Inc.	110,356	4,508,043
* #	Power-One, Inc.	787,298	3,676,682
#	Preformed Line Products Co.	27,192	1,464,289
* #	Protection One, Inc.	21,563	251,640
	Providence & Worcester Railroad Co.	13,609	249,861
*	Quality Distribution, Inc.	172,513	855,664
*	Quanta Services, Inc.	194,272	5,319,167
	Quipp, Inc.	14,300	67,925
	Quixote Corp.	87,303	1,608,994
#	Raven Industries, Inc.	349,469	12,137,058
*	RBC Bearings, Inc.	163,625	6,018,128
*	RCM Technologies, Inc.	112,993	648,580
*	Republic Airways Holdings, Inc.	386,391	7,758,731
	Robbins & Myers, Inc.	96,922	6,639,157
*	Rush Enterprises, Inc. Class A	239,334	3,771,904
*	Rush Enterprises, Inc. Class B	99,410	1,574,654
*	Saia, Inc.	112,832	1,471,329
	Schawk, Inc.	254,089	3,651,259
*	School Specialty, Inc.	207,467	7,404,497
*	Schuff International, Inc.	53,200	1,783,530
	Servidyne, Inc.	18,810	116,622
*	Servotronics, Inc.	24,804	307,570
*	SIFCO Industries, Inc.	52,083	1,018,223
*	Simclar, Inc.	23,400	128,232
*	SL Industries, Inc.	88,385	1,944,470
* #	SmartPros, Ltd.	38,631	218,265
*	SPACEHAB, Inc.	6,181	12,981
*	Sparton Corp.	92,971	491,817
*	Spherion Corp.	474,893	3,694,668
*	Spherix, Inc.	135,435	176,066
* #	Spire Corp.	102,842	1,989,993
*	Standard Parking Corp.	95,090	4,409,323
	Standard Register Co.	232,340	2,804,344
	Standex International Corp.	116,377	2,220,473
*	Sterling Construction Co., Inc.	102,171	2,454,147
	Sun Hydraulics, Inc.	160,570	4,664,559
*	Superior Essex, Inc.	199,863	4,848,676
	Supreme Industries, Inc.	93,883	547,338
	Sypris Solutions, Inc.	167,114	1,161,442
*	SYS Technologies	108,100	227,010
	TAL International Group, Inc.	175,922	3,984,633
*	Taleo Corp. Class A	98,194	2,772,017

32

* #	Taser International, Inc.	595,694	8,345,673
*	Team, Inc.	156,000	4,661,280
*	TeamStaff, Inc.	15,500	10,695
	Tech/Ops Sevcon, Inc.	60,800	530,480
	Technology Research Corp.	56,121	204,280
	Tecumseh Products Co. Class A	123,298	2,930,793
*	Tecumseh Products Co. Class B	1,600	33,872
	Tennant Co.	184,600	8,091,018
*	The Geo Group, Inc.	86,400	2,199,744
	Thomas Group, Inc.	35,900	266,737
	Titan International, Inc.	260,689	7,158,520
	Todd Shipyards Corp.	55,099	1,164,242
*	Trailer Bridge, Inc.	42,500	453,475
* #	TRC Companies, Inc.	146,830	1,231,904
	Tredegar Industries, Inc.	337,450	4,879,527
* #	Trex Co., Inc.	143,400	988,026
	Triumph Group, Inc.	100,700	8,182,882
*	TRM Corp.	153,786	110,726
*	Tufco Technologies, Inc.	4,898	34,531
* #	TurboChef Technologies, Inc.	284,090	4,224,418
	Twin Disc, Inc.	82,200	5,107,086
*	U.S. Home Systems, Inc.	80,559	480,937
* #	Ultralife Batteries, Inc.	141,146	1,772,794
	Universal Forest Products, Inc.	29,776	851,891
*	Universal Security Instruments, Inc.	23,362	197,175
* #	Universal Truckload Services, Inc.	67,574	1,179,166
* #	UQM Technologies, Inc.	247,770	790,386
*	USA Truck, Inc.	100,052	1,450,754
* #	Valence Technology, Inc.	67,400	155,020
*	Valpey Fisher Corp.	35,700	174,930
*	Veri-Tek International Corp.	6,100	38,735
*	Versar, Inc.	79,581	558,659
	Viad Corp.	208,359	6,461,213
#	Vicor Corp.	273,354	3,947,232
*	Volt Information Sciences, Inc.	230,056	2,926,312
	VSE Corp.	50,034	2,582,255
	Wabash National Corp.	301,940	2,086,405
	Waste Industries USA, Inc.	133,024	4,496,211
*	WCA Waste Corp.	43,680	333,278
*	Westaff, Inc.	152,017	573,104
*	Willis Lease Finance Corp.	67,737	887,355
* #	Wolverine Tube, Inc.	53,100	57,879
*	Zareba Systems, Inc.	750	3,600
Total Industrials			799,483,179

Information Technology — (16.9%)
* #	8X8, Inc.	84,000	89,040
*	Acacia Research-Acacia Technologies	280,483	2,586,053
* #	Access Integrated Technologies, Inc.	186,582	835,887
*	Acorn Factor, Inc.	86,500	367,625
*	Actel Corp.	247,416	2,711,679
*	ActivIdentity Corp.	433,354	1,763,751
*	Actuate Corp.	598,987	4,534,332
*	Adaptec, Inc.	1,028,638	3,445,937
*	ADDvantage Technologies Group, Inc.	62,629	363,248

33

*	Adept Technology, Inc.	8,100	55,890
*	Advanced Analogic Technologies, Inc.	386,278	4,160,214
*	Advanced Energy Industries, Inc.	407,372	5,910,968
* #	Advanced Photonix, Inc.	82,398	159,028
*	Aehr Test Systems	67,700	396,045
*	Aetrium, Inc.	94,699	503,799
	Agilysys, Inc.	241,695	3,357,144
*	Airspan Networks, Inc.	404,222	755,895
* •	Allen Organ Co.	4,700	76,563
	Alliance Semiconductor Corp.	151,255	235,958
*	Allied Motion Technologies, Inc.	34,580	154,227
	American Software, Inc. Class A	277,700	1,996,663
*	AMIS Holdings, Inc.	79,472	609,550
* #	Ampex Corp. Class A	7,565	14,752
*	Amtech Systems, Inc.	58,544	819,031
* #	Anadigics, Inc.	564,960	6,220,210
*	Analysts International Corp.	190,092	247,120
*	Anaren, Inc.	162,146	2,497,048
*	Ansoft Corp.	234,300	6,797,043
*	Answerthink, Inc.	399,644	1,814,384
*	APA Enterprises, Inc.	41,400	42,228
*	Apogee Technology, Inc.	3,300	1,221
*	Ariba, Inc.	762,420	9,049,925
*	Art Technology Group, Inc.	1,016,403	4,248,565
* #	Ascendia Brands, Inc.	117,800	17,670
*	Astea International, Inc.	21,160	132,885
	Astro-Med, Inc.	68,027	644,896
*	Asyst Technologies, Inc.	476,594	1,639,483
* #	Atari, Inc.	81,814	137,448
*	Atlantic Tele-Network, Inc.	4,300	164,002
*	Authentidate Holding Corp.	295,902	225,241
*	Autobytel, Inc.	391,202	1,259,670
* #	Avanex Corp.	1,220,990	1,831,485
	Avici Systems, Inc.	138,942	1,032,339
*	Aviza Technology, Inc.	116,068	243,743
*	Aware, Inc.	218,179	1,075,622
*	Axcelis Technologies, Inc.	1,005,230	4,764,790
*	Axesstel, Inc.	106,300	28,701
*	AXS-One, Inc.	224,400	89,760
*	AXT, Inc.	289,963	1,255,540
* #	Bankrate, Inc.	179,072	7,008,878
	Bel Fuse, Inc. Class A	42,550	1,487,123
	Bel Fuse, Inc. Class B	93,150	2,787,048
*	Bell Industries, Inc.	88,500	142,485
* #	Bell Microproducts, Inc.	228,950	1,282,120
*	Bitstream, Inc.	81,600	460,224
	Black Box Corp.	160,930	5,922,224
*	Blonder Tongue Laboratories, Inc.	76,300	115,213
*	Blue Coat Systems, Inc.	294,730	10,672,173
	Bogen Communications International, Inc.	64,200	417,300
*	Bookham, Inc.	612,436	1,555,587
* #	Borland Software Corp.	698,336	2,255,625
*	Bottomline Technologies, Inc.	243,096	3,063,010
	BPO Management Services, Inc.	434	252
*	Brightpoint, Inc.	359,124	5,965,050

34

*	Broadcaster, Inc.	1,950	1,346
* #	BroadVision, Inc.	1,336,825	2,673,650
*	BSQUARE Corp.	95,225	586,586
*	Cabot Microelectronics Corp.	234,301	8,762,857
*	CalAmp Corp.	221,484	571,429
*	California Micro Devices Corp.	203,800	800,934
*	Callidus Software, Inc.	199,706	1,250,160
*	CallWave, Inc.	179,741	503,275
	CAM Commerce Solutions, Inc.	35,916	1,619,093
*	Captaris, Inc.	271,921	1,103,999
*	Carrier Access Corp.	309,759	703,153
*	Cascade Microtech, Inc.	5,900	55,460
#	Cass Information Systems, Inc.	26,683	994,772
*	Catalyst Semiconductor, Inc.	149,542	779,114
*	Catapult Communications Corp.	127,358	923,346
* #	C-COR, Inc.	483,238	5,934,163
*	Centillium Communications, Inc.	351,310	484,808
*	CEVA, Inc.	186,703	1,911,839
*	Checkpoint Systems, Inc.	8,300	197,208
*	Cherokee International Corp.	190,958	517,496
*	Chordiant Software, Inc.	316,181	3,171,295
*	Ciber, Inc.	487,964	3,327,914
*	Ciprico, Inc.	49,200	261,990
*	Cirrus Logic, Inc.	866,516	4,939,141
*	Clarus Corp.	138,650	873,495
	CLST Holdings, Inc.	1,652	661
	Cognex Corp.	269,453	5,461,812
	Cohu, Inc.	221,068	3,459,714
	Comarco, Inc.	65,231	338,549
* # •	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,326,080
*	Computer Task Group, Inc.	178,200	926,640
*	Comtech Telecommunications Corp.	87,742	4,357,268
*	Concur Technologies, Inc.	42,958	1,613,502
*	Concurrent Computer Corp.	627,992	590,312
* #	Convera Corp.	415,272	1,075,554
*	CPI International, Inc.	103,068	1,730,512
* #	Cray, Inc.	62,070	361,868
*	Credence Systems Corp.	993,702	2,037,089
*	CSG Systems International, Inc.	102,155	1,692,708
*	CSP, Inc.	78,328	548,296
	CTS Corp.	280,819	2,968,257
*	CVD Equipment Corp.	31,867	140,215
*	Cyberoptics Corp.	86,095	1,049,498
*	Cybersource Corp.	836,545	12,221,922
#	Daktronics, Inc.	75,274	1,756,142
*	Data I/O Corp.	77,000	435,050
*	Datalink Corp.	102,131	435,078
	Dataram Corp.	83,150	282,710
* #	DataTRAK International, Inc.	43,350	88,001
*	Datawatch Corp.	18,488	128,492
*	Delphax Technologies, Inc.	51,200	32,000
*	Digi International, Inc.	232,351	3,573,558
*	Digimarc Corp.	211,333	1,984,417
* #	Digital Angel Corp.	391,000	367,540

35

*	Ditech Networks, Inc.	316,660	1,022,812
*	Document Sciences Corp.	15,400	128,744
*	Dot Hill Systems Corp.	415,566	1,055,538
*	DSP Group, Inc.	275,627	3,729,233
*	DTS, Inc.	179,451	4,441,412
*	Dynamics Research Corp.	82,812	906,791
*	EarthLink, Inc.	440,595	2,991,640
*	Easylink Services International Corp.	13,900	46,565
* #	Echelon Corp.	376,833	6,327,026
* #	EDGAR Online, Inc.	230,999	690,687
*	Edgewater Technology, Inc.	87,305	571,848
*	EFJ, Inc.	228,174	668,550
*	Elecsys Corp.	23,520	130,536
*	Electro Scientific Industries, Inc.	285,786	5,787,167
*	Electroglas, Inc.	192,800	279,560
	Electro-Sensors, Inc.	3,450	20,597
* #	Elixir Gaming Technologies, Inc.	372,090	1,466,035
*	eLoyalty Corp.	84,791	1,098,891
* #	EMCORE Corp.	459,541	4,030,175
*	EMS Technologies, Inc.	151,599	4,413,047
*	En Pointe Technologies, Inc.	57,200	176,748
*	Endwave Corp.	111,900	877,296
*	Entertainment Distribution Co., Inc.	622,309	435,616
*	Entrust, Inc.	597,298	991,515
* #	Epicor Software Corp.	560,873	6,068,646
* #	EPIQ Systems, Inc.	289,576	5,044,414
*	ePlus, Inc.	71,645	751,556
* #	eSpeed, Inc.	296,275	2,992,378
*	ESS Technology, Inc.	317,393	472,916
*	Evans & Sutherland Computer Corp.	99,891	133,854
*	Evolving Systems, Inc.	71,600	125,300
*	Exar Corp.	395,970	3,638,964
*	Excel Technology, Inc.	106,096	2,861,409
*	Extreme Networks, Inc.	1,170,472	4,260,518
* #	FalconStor Software, Inc.	486,352	5,889,723
*	Faro Technologies, Inc.	145,602	3,934,166
* #	Finisar Corp.	78,506	133,460
*	Forgent Networks, Inc.	263,300	352,822
*	Forrester Research, Inc.	224,649	5,881,311
* #	FortuNet, Inc.	1,700	14,246
	Frequency Electronics, Inc.	89,100	843,777
*	FSI International, Inc.	276,071	496,928
*	Genesis Microchip, Inc.	285,800	1,440,432
*	Gerber Scientific, Inc.	212,589	2,019,596
	Gevity HR, Inc.	245,268	1,042,389
*	Giga-Tronics, Inc.	49,100	88,871
*	Globecomm Systems, Inc.	142,500	1,603,125
*	Goldleaf Financial Solutions, Inc.	170,531	298,429
*	Greenfield Online, Inc.	254,623	3,829,530
*	GSE Systems, Inc.	115,362	1,384,344
*	GTSI Corp.	88,426	855,964
*	Guidance Software, Inc.	4,621	56,885
*	Halifax Corp.	8,650	16,003
*	Harmonic, Inc.	768,602	7,970,403
* #	Harris Stratex Networks, Inc. Class A	207,241	3,568,690

36

*	Hauppauge Digital, Inc.	96,300	403,497
*	hi/fn, Inc.	127,506	748,460
*	Hutchinson Technology, Inc.	240,529	6,328,318
*	Hypercom Corp.	538,300	2,879,905
* #	I.D. Systems, Inc.	101,679	1,336,062
* #	i2 Technologies, Inc.	205,275	3,321,350
	iBasis, Inc.	328,374	1,737,098
* #	Ibis Technology Corp.	80,930	34,800
*	iCAD, Inc.	37,500	82,500
*	iGATE Capital Corp.	525,324	4,444,241
*	Ikanos Communications	11,200	66,416
* #	ImageWare Systems, Inc.	129,400	209,628
*	I-many, Inc.	319,139	1,037,202
#	Imergent, Inc.	113,382	1,401,402
*	Immersion Corp.	249,810	3,280,005
*	InFocus Corp.	357,788	622,551
	InfoSpace, Inc.	302,720	5,391,443
	infoUSA, Inc.	376,187	3,246,494
*	Innodata Isogen, Inc.	231,328	1,145,074
*	Innovex, Inc.	160,500	93,090
*	InPlay Technologies, Inc.	8,800	12,760
*	Insightful Corp.	40,100	51,328
*	InsWeb Corp.	12,966	140,551
	Integral Systems, Inc.	118,700	2,959,191
*	Integrated Silicon Solution, Inc.	350,649	2,286,231
* #	Intelli-Check, Inc.	120,742	422,597
*	Intelligent Systems Corp.	42,582	140,521
*	Intelligroup, Inc.	116,800	294,336
*	Interactive Intelligence, Inc.	169,465	4,419,647
*	Interlink Electronics, Inc.	100,780	151,170
* #	Internap Network Services Corp.	472,118	4,697,574
*	Internet Capital Group, Inc.	368,125	4,111,956
*	Interphase Corp.	62,700	610,698
*	Intervoice, Inc.	378,755	3,704,224
*	Interwoven, Inc.	420,929	5,169,008
*	Intest Corp.	84,141	194,366
*	Intevac, Inc.	209,510	3,289,307
*	IntriCon Corp.	47,772	659,254
*	INX, Inc.	43,500	433,695
*	Iomega Corp.	519,891	1,856,011
* #	iPass, Inc.	345,510	1,509,879
*	iPCS, Inc.	22,569	780,887
*	Iteris, Inc.	91,506	307,460
*	Ixia	213,785	2,208,399
*	IXYS Corp.	322,323	2,491,557
*	Jaco Electronics, Inc.	63,009	81,282
*	JDA Software Group, Inc.	266,911	5,589,116
*	Jupitermedia Corp.	316,551	1,358,004
	Keithley Instruments, Inc.	134,195	1,274,853
*	Kemet Corp.	666,900	4,134,780
*	Key Tronic Corp.	96,300	399,645
*	Keynote Systems, Inc.	113,450	1,561,072
*	Kintera, Inc.	54,204	87,268
*	Kopin Corp.	650,320	2,341,152
*	Kratos Defense & Security Solutions, Inc.	579,804	1,298,761

37

* #	Kulicke & Soffa Industries, Inc.	563,563	3,990,026
*	KVH Industries, Inc.	134,800	1,171,412
*	Lantronix, Inc.	15,000	14,625
* #	LaserCard Corp.	115,990	1,152,941
*	Lattice Semiconductor Corp.	1,053,119	3,538,480
*	Leadis Technolgies, Inc.	600	1,668
* #	LeCroy Corp.	115,888	1,007,067
*	LightPath Technologies, Inc.	8,650	26,729
*	Lionbridge Technologies, Inc.	543,910	1,653,486
*	Littlefuse, Inc.	204,498	6,820,008
*	Logic Devices, Inc.	45,800	76,486
*	LogicVision, Inc.	152,750	137,475
*	Logility, Inc.	135,800	1,643,180
*	LoJack Corp.	184,140	3,224,291
*	LookSmart, Ltd.	225,420	653,718
*	Loral Space & Communications, Inc.	69,981	2,396,149
*	LTX Corp.	608,826	1,461,182
* #	Lumera Corp.	196,504	679,904
*	Luna Innovations, Inc.	17,995	164,294
*	Magma Design Automation, Inc.	376,370	5,028,303
* •	Mai Systems Corp. Escrow Shares	18	—
*	Management Network Group, Inc.	106,007	253,357
*	Manatron, Inc.	115	1,029
*	Manhattan Associates, Inc.	267,770	7,264,600
#	Marchex, Inc. Class B	279,201	3,436,964
*	Mastec, Inc.	636,600	6,436,026
*	Mattson Technology, Inc.	504,517	4,157,220
#	Maximus, Inc.	212,800	8,299,200
* #	Maxwell Technologies, Inc.	160,332	1,337,169
*	MDI, Inc.	85,500	58,969
* #	Mechanical Technology, Inc.	260,780	250,349
*	MedQuist, Inc.	34,644	356,833
*	Mercury Computer Systems, Inc.	196,106	2,874,914
*	Merix Corp.	185,600	1,087,616
	Mesa Laboratories, Inc.	31,262	778,424
	Methode Electronics, Inc.	358,276	4,317,226
	Micrel, Inc.	527,371	4,704,149
*	Microtune, Inc.	524,888	2,729,418
* #	Midway Games, Inc.	150,000	364,500
* #	Mindspeed Technologies, Inc.	1,042,980	1,460,172
* #	MIPS Technologies, Inc.	433,092	2,459,963
*	MIVA, Inc.	320,469	922,951
* #	Mobility Electronics, Inc.	283,590	493,447
	Mocon, Inc.	72,775	754,677
*	Moldflow Corp.	111,837	1,783,800
*	Monolithic Power Systems	283,490	5,408,989
* #	MoSys, Inc.	303,966	1,775,161
* #	Motive, Inc.	79,300	142,740
* #	MRV Communications, Inc.	1,232,392	2,760,558
*	MSC. Software Corp.	398,108	5,259,007
*	MTM Technologies, Inc.	41,700	30,858
	MTS Systems Corp.	188,648	7,732,682
*	Multi-Fineline Electronix, Inc.	60,880	1,112,278
*	Nanometrics, Inc.	125,743	1,257,430
* #	Napco Security Systems, Inc.	323,601	1,624,477

38

* #	Napster, Inc.	4,500	12,510
*	NCI, Inc.	10,738	194,358
* #	NeoMagic Corp.	118,974	371,199
* #	Neonode, Inc.	6,920	31,209
* #	NETGEAR, Inc.	118,816	4,026,674
* #	Netlogic Microsystems, Inc.	199,008	5,820,984
*	NetManage, Inc.	86,312	322,807
*	NetScout Systems, Inc.	313,868	3,813,496
*	Network Engines, Inc.	348,071	570,836
*	Network Equipment Technologies, Inc.	247,610	3,080,268
* #	Newport Corp.	389,742	5,167,979
	NIC, Inc.	618,030	4,820,634
* #	NMS Communications Corp.	452,908	702,007
*	Novatel Wireless, Inc.	296,494	4,607,517
*	Nu Horizons Electronics Corp.	129,666	875,246
*	NumereX Corp. Class A	114,353	921,685
* #	NYFIX, Inc.	214,349	953,853
	O.I. Corp.	25,700	326,133
* #	Oculus Innovative Sciences, Inc.	13,680	68,400
*	Omtool, Ltd.	30,770	113,849
* #	On2 Technologies, Inc.	785,500	589,125
*	Online Resources Corp.	247,131	2,323,031
*	Onvia, Inc.	37,711	329,971
*	OpenTV Corp.	159,125	189,359
	Openwave Systems, Inc.	232,009	638,025
*	Oplink Communications, Inc.	200,513	3,238,285
*	OPNET Technologies, Inc.	204,034	1,870,992
	OPTi, Inc.	118,200	472,800
*	Optical Cable Corp.	48,605	194,906
*	Orthovita, Inc.	20,820	73,286
*	OSI Systems, Inc.	156,242	3,873,239
*	Overland Storage, Inc.	122,200	183,300
*	OYO Geospace Corp.	57,140	5,982,558
* #	Packeteer, Inc.	338,625	2,289,105
*	PAR Technology Corp.	132,150	967,338
	Park Electrochemical Corp.	191,800	5,648,510
* #	Parkervision, Inc.	238,960	2,348,977
*	PC Connection, Inc.	254,559	3,255,810
*	PC-Tel, Inc.	217,017	1,625,457
*	PDF Solutions, Inc.	270,546	2,145,430
*	Peerless Systems Corp.	101,700	213,570
	Pegasystems, Inc.	342,478	4,239,878
*	Perceptron, Inc.	76,350	865,809
*	Perficient, Inc.	267,417	4,484,583
*	Performance Technologies, Inc.	131,275	637,997
*	Pericom Semiconductor Corp.	241,295	3,998,258
*	Pervasive Software, Inc.	225,700	1,013,393
*	Pfsweb, Inc.	113,830	145,702
*	Phoenix Technologies, Ltd.	220,119	2,993,618
*	Photon Dynamics, Inc.	162,600	1,463,400
*	Photronics, Inc.	396,926	4,084,369
*	Pinnacle Data Systems, Inc.	7,619	21,714
* #	Pixelworks, Inc.	113,400	98,658
*	Planar Systems, Inc.	131,939	749,414
*	PlanetOut, Inc.	9,920	66,762

39

*	PLATO Learning, Inc.	196,730	802,658
*	PLX Technology, Inc.	275,101	2,706,994
*	Power Integrations, Inc.	260,001	7,820,830
* #	Powerwave Technologies, Inc.	858,986	3,556,202
* #	Presstek, Inc.	342,415	2,044,218
	Printronix, Inc.	67,150	1,042,168
	QAD, Inc.	299,569	2,549,332
*	Qualstar Corp.	4,200	13,440
*	Quantum Corp.	1,920,823	6,089,009
*	QuickLogic Corp.	259,468	923,706
* #	Rackable Systems, Inc.	196,444	2,092,129
* #	Radiant Systems, Inc.	303,201	4,842,120
*	RadiSys Corp.	210,368	3,269,119
*	Radyne Corp.	111,100	1,019,898
* #	RAE Systems, Inc.	551,500	1,433,900
*	Ramtron International Corp.	241,261	1,022,947
	Relm Wireless Corp.	115,041	380,786
	REMEC, Inc.	212,010	366,777
#	Renaissance Learning, Inc.	269,886	3,513,916
* #	Research Frontiers, Inc.	6,000	58,740
*	RF Micro Devices, Inc.	845,222	4,885,383
*	RF Monolithics, Inc.	83,700	478,764
	Richardson Electronics, Ltd.	131,104	853,487
* #	RightNow Technologies, Inc.	318,982	5,789,523
*	Rimage Corp.	97,543	2,431,747
*	Rofin-Sinar Technologies, Inc.	132,600	12,071,904
* #	Rogers Corp.	88,400	3,894,904
*	Rudolph Technologies, Inc.	267,647	3,198,382
*	S1 Corp.	638,990	4,741,306
* #	Saba Software, Inc.	280,253	1,387,252
* #	Safeguard Scientifics, Inc.	1,183,600	2,331,692
*	Sapient Corp.	890,027	6,443,795
* #	SatCon Technology Corp.	315,637	473,456
*	ScanSource, Inc.	237,698	8,385,985
*	Schmitt Industries, Inc.	17,800	119,082
*	Scientific Learning Corp.	6,820	39,965
*	SCM Microsystems, Inc.	127,744	448,381
*	Seachange International, Inc.	265,482	2,001,734
*	Secure Computing Corp.	643,355	5,835,230
*	Selectica, Inc.	261,300	433,758
* #	Semitool, Inc.	310,427	2,868,345
*	SI International, Inc.	119,583	3,104,375
*	Sigma Designs, Inc.	57,336	3,727,987
*	Sigmatel, Inc.	191,722	375,775
*	Sigmatron International, Inc.	18,200	187,096
*	Silicon Storage Technology, Inc.	1,014,948	2,882,452
* #	Simulations Plus, Inc.	123,672	593,626
*	SM&A	179,751	1,162,989
* #	Smith Micro Software, Inc.	266,703	2,136,291
* #	Sonic Foundry, Inc.	346,008	550,153
* #	Sonic Solutions, Inc.	254,917	2,531,326
*	SonicWALL, Inc.	597,182	6,043,482
* #	Sourcefire, Inc.	76,900	623,659
* #	SourceForge, Inc.	662,665	1,530,756
*	Spectrum Control, Inc.	130,127	1,933,687

40

*	SPSS, Inc.	194,669	7,035,338
*	SRS Labs, Inc.	164,100	1,005,933
*	Staktek Holdings, Inc.	436,518	1,121,851
*	Stamford Industrial Group, Inc.	13,400	19,430
*	Standard Microsystems Corp.	214,865	7,578,289
	StarTek, Inc.	130,000	1,270,100
* #	STEC, Inc.	446,325	4,159,749
*	SteelCloud, Inc.	75,500	84,560
* #	Stratasys, Inc.	200,026	4,998,650
*	SumTotal Systems, Inc.	265,874	1,281,513
*	Sunair Electronics, Inc.	46,583	115,992
*	Sunrise Telecom, Inc.	275,600	598,052
*	Suntron Corp.	36,507	40,523
* #	Supertex, Inc.	128,300	4,355,785
*	SupportSoft, Inc.	445,419	1,933,118
*	Sykes Enterprises, Inc.	403,892	7,455,846
*	Symmetricom, Inc.	455,290	1,962,300
* #	Synaptics, Inc.	250,162	13,893,997
*	SYNNEX Corp.	278,000	5,743,480
*	Synplicity, Inc.	258,762	1,472,356
	Taitron Components, Inc.	15,500	24,413
* #	Technical Communications Corp.	7,300	36,865
*	Technology Solutions Co.	22,600	75,710
*	TechTeam Global, Inc.	89,657	1,138,644
*	Tekelec	316,342	3,891,007
*	TeleCommunication Systems, Inc.	326,415	1,109,811
* #	Telkonet, Inc.	558,600	715,008
*	Telular Corp.	177,284	1,187,803
* #	Terremark Worldwide, Inc.	519,821	2,916,196
*	Tessco Technologies, Inc.	80,250	1,310,483
* #	The Knot, Inc.	204,464	2,698,925
	TheStreet.com, Inc.	274,595	3,377,519
*	Think Partnership, Inc.	637,978	867,650
*	ThinkEngine Networks, Inc.	82,975	19,914
*	Tier Technologies, Inc. Class B	169,900	1,542,692
*	TII Network Technologies, Inc.	57,160	109,747
	TNS, Inc.	214,400	3,370,368
*	Tollgrade Communications, Inc.	128,895	1,023,426
*	Track Data Corp.	18,673	42,014
*	Transact Technologies, Inc.	91,000	473,200
*	Transcat, Inc.	42,500	301,325
*	Trans-Lux Corp.	7,545	41,498
* #	Transwitch Corp.	339,260	346,045
*	Travelzoo, Inc.	149,470	2,282,407
	Trio-Tech International	27,575	271,338
*	Triquint Semiconductor, Inc.	1,347,578	7,991,138
*	Troy Group, Inc.	14,400	61,200
	TSR, Inc.	100,400	411,640
*	TTM Technologies, Inc.	388,141	4,692,625
*	Tumbleweed Communications Corp.	498,605	653,173
*	Tyler Technologies, Inc.	388,250	5,847,045
*	Ulticom, Inc.	386,764	2,900,730
* #	Ultimate Software Group, Inc.	243,491	7,954,851
*	Ultra Clean Holdings, Inc.	167,928	2,413,125
*	Ultratech, Inc.	227,787	2,728,888

41

*	Unica Corp.	98,069	882,621
	United Online, Inc.	571,353	8,593,149
* #	Universal Display Corp.	316,031	5,233,473
* #	Veeco Instruments, Inc.	305,293	5,122,817
* #	Vertical Communications, Inc.	20,016	19,816
*	Viasat, Inc.	257,152	8,576,019
*	Vicon Industries, Inc.	45,650	435,045
*	Video Display Corp.	96,880	776,978
*	Viewpoint Corp.	257,221	205,777
*	Vignette Corp.	283,065	4,353,540
*	Virage Logic Corp.	208,635	1,746,275
*	Visual Sciences, Inc.	188,014	2,974,381
* #	Vitesse Semiconductor, Inc.	1,141,911	1,084,815
*	Vocus, Inc.	142,819	4,484,517
*	Volterra Semiconductor Corp.	1,262	15,624
*	Vyyo, Inc.	177,401	817,819
	Wayside Technology Group, Inc.	48,200	515,740
*	Websense, Inc.	130,368	2,130,213
*	Website Pros, Inc.	141,546	1,593,808
*	Westell Technologies, Inc.	507,227	770,985
*	White Electronics Designs Corp.	224,456	1,034,742
*	Wind River Systems, Inc.	106,815	1,090,581
*	Winland Electronics, Inc.	20,500	45,305
*	Wireless Telecom Group, Inc.	225,386	416,964
*	Wireless Xcessories Group, Inc.	13,300	22,211
*	WJ Communications, Inc.	558,094	491,123
*	WPCS International, Inc.	10,420	106,180
*	X-Rite, Inc.	281,730	3,501,904
*	Zhone Technologies, Inc.	859,441	1,074,301
*	ZILOG, Inc.	152,239	479,553
* #	Zix Corp.	229,525	895,148
*	Zones, Inc.	147,800	1,424,792
*	Zoran Corp.	162,533	3,546,470
*	Zygo Corp.	180,963	2,043,072
Total Information Technology			985,782,243

Materials — (3.6%)
	A. Schulman, Inc.	248,233	5,351,903
#	A.M. Castle & Co.	187,261	4,700,251
*	AEP Industries, Inc.	78,051	2,670,125
	AMCOL International Corp.	281,330	10,684,913
*	American Pacific Corp.	70,137	1,031,014
#	American Vanguard Corp.	258,715	4,229,990
*	Amerigon, Inc.	102,037	1,865,236
	Arch Chemicals, Inc.	231,263	9,516,472
* #	Arrowhead Research Corp.	74,897	305,580
*	Atlantis Plastics, Inc.	35,150	29,526
	Balchem Corp.	158,512	3,388,987
* #	Basin Water, Inc.	84,269	590,726
*	Brush Engineered Materials, Inc.	95,800	4,285,134
*	Buckeye Technologies, Inc.	269,390	3,846,889
#	Calgon Carbon Corp.	385,472	5,612,472
*	Canyon Resources Corp.	110,175	44,412
*	Caraustar Industries, Inc.	258,224	1,066,465
	Chesapeake Corp.	166,322	1,014,564

42

* #	Coeur d’Alene Mines Corp.	5,569	23,223
* #	Constar International, Inc.	124,477	357,249
*	Continental Materials Corp.	14,900	404,535
*	Core Molding Technologies, Inc.	101,972	720,942
#	Deltic Timber Corp.	123,292	5,936,510
*	Detrex Corp.	10,200	85,680
#	Empire Resources, Inc.	95,500	376,270
	Ferro Corp.	300,105	6,359,225
	Flamemaster Corp.	189	1,257
* #	Flotek Industries, Inc.	178,400	6,575,824
	Friedman Industries, Inc.	145,488	1,054,788
#	General Maritime Corp.	34,108	910,684
* #	General Moly, Inc.	400,000	4,264,000
#	Georgia Gulf Corp.	200,800	1,493,952
	Gibraltar Industries, Inc.	286,490	4,005,130
	Glatfelter Co.	338,800	5,092,164
*	Graphic Packaging Corp.	588,300	2,412,030
*	H&E Equipment Services, Inc.	27,039	466,964
	Hawkins, Inc.	102,018	1,509,866
*	Hecla Mining Co.	1,053,800	12,361,074
*	ICO, Inc.	240,599	2,610,499
*	Impreso, Inc.	31,500	69,300
#	Innophos Holdings, Inc.	50,500	722,655
* #	Ion Geophysical Corp.	201,614	3,110,904
#	KMG Chemicals, Inc.	75,103	1,168,603
#	Koppers Holdings, Inc.	95,308	3,663,640
*	Landec Corp.	250,749	3,294,842
* #	LSB Industries, Inc.	171,054	3,879,505
*	Material Sciences Corp.	138,299	1,143,733
*	Maxxam, Inc.	27,097	747,877
	Metal Management, Inc.	95,297	4,385,568
* #	Mines Management, Inc.	126,817	448,932
*	Mod-Pac Corp.	26,617	218,259
	Myers Industries, Inc.	326,847	6,523,866
* #	Nanophase Technologies Corp.	177,915	638,715
	Neenah Paper, Inc.	50,767	1,532,148
	Nevada Chemicals, Inc.	62,550	572,958
	NewMarket Corp.	128,200	6,879,212
#	NL Industries, Inc.	229,589	2,316,553
	NN, Inc.	162,400	1,440,488
*	Northern Technologies International Corp.	29,441	331,211
*	Northwest Pipe Co.	84,859	2,823,259
	Olympic Steel, Inc.	78,200	2,044,148
*	OMNOVA Solutions, Inc.	412,100	2,122,315
	Penford Corp.	84,454	2,043,787
* #	Peoplesupport, Inc.	145,612	2,045,849
*	PolyOne Corp.	675,852	4,237,592
	Quaker Chemical Corp.	98,329	2,141,606
*	Rock of Ages Corp.	32,900	183,253
#	Royal Gold, Inc.	253,781	7,288,590
	Schweitzer-Maudoit International, Inc.	146,820	3,920,094
*	Solitario Resources Corp.	3,037	15,944
	Spartech Corp.	290,589	3,969,446
	Stepan Co.	85,071	2,598,068
*	Symyx Technologies, Inc.	6,441	49,338

43

#	Synalloy Corp.	87,058	1,512,197
#	Tronox, Inc. Class A	129,900	1,071,675
	Tronox, Inc. Class B	42,100	341,010
*	U.S. Concrete, Inc.	375,166	1,410,624
#	U.S. Energy Corp.	71,870	341,383
*	U.S. Gold Corp.	481,181	1,650,451
*	UFP Technologies, Inc.	11,800	73,514
*	United States Lime & Minerals, Inc.	55,745	1,714,716
*	Universal Stainless & Alloy Products, Inc.	64,399	1,986,065
	Vulcan International Corp.	8,251	482,477
	Wausau Paper Corp.	482,100	4,546,203
*	Webco Industries, Inc.	3,750	367,500
#	Wellman, Inc.	261,130	274,187
*	Williams Industries, Inc.	5,800	12,760
*	Zoltek Companies, Inc.	884	37,676
Total Materials			211,651,221

Other — (0.0%)
* •	Big 4 Ranch, Inc.	35,000	—
* •	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* •	ePresence, Inc. Escrow Shares	191,500	5,745
* # •	EquiMed, Inc.	6,533	1
* •	iGo Escrow Shares	11,200	—
* •	Noel Group, Inc.	43,600	545
* •	Petrocorp, Inc. Escrow Shares	37,100	2,226
* •	Tripos Escrow Shares	1,300	312
Total Other			8,829

Telecommunication Services — (1.0%)
	Alaska Communications Systems Group, Inc.	419,255	6,288,825
*	Arbinet-thexchange, Inc.	146,278	870,354
*	Cbeyond, Inc.	9,900	409,563
*	Centennial Communications Corp.	183,936	1,637,030
#	Consolidated Communications Holdings, Inc.	257,396	4,138,928
*	Covista Communications, Inc.	16,200	10,530
	D&E Communications, Inc.	133,862	1,950,369
#	FairPoint Communications, Inc.	243,200	3,628,544
* #	FiberTower Corp.	460,843	1,050,722
*	General Communications, Inc. Class A	500,575	4,435,095
*	GoAmerica, Inc.	117	658
	Hickory Tech Corp.	124,300	1,129,887
	Iowa Telecommunications Services, Inc.	226,049	3,851,875
*	LCC International, Inc. Class A	209,180	512,491
*	Lynch Interactive Corp.	1	2,316
*	Metro One Telecommunications, Inc.	18,385	36,218
*	Nexstar Broadcasting Group, Inc.	75,009	680,332
	North Pittsburgh Systems, Inc.	136,562	3,225,594
*	Occam Networks, Inc.	7,300	28,251
*	PAETEC Holding Corp.	309,121	3,307,595
*	Point.360	84,700	165,165
*	Premiere Global Services, Inc.	690,525	9,515,435
*	Rural Cellular Corp. Class A	143,338	6,315,472
	Shenandoah Telecommunications Co.	2,100	51,807
*	SunCom Wireless Holdings, Inc.	30,967	821,245
	SureWest Communications	132,297	2,395,899

44

* #	Terrestar Corp.	49,225	356,881
*	Xeta Corp.	85,800	365,508
Total Telecommunication Services			57,182,589

Utilities — (1.4%)
*	AMEN Properties, Inc.	12,375	90,461
	American States Water Co.	165,279	6,883,870
*	Aquila, Inc.	33,130	131,195
	Artesian Resources Corp. Class A	3,800	72,200
* #	Cadiz, Inc.	21,318	423,375
#	California Water Service Group	204,531	7,991,026
#	Central Vermont Public Service Corp.	140,100	3,875,166
	CH Energy Group, Inc.	151,294	6,705,350
	Chesapeake Utilities Corp.	65,850	2,222,438
	Connecticut Water Services, Inc.	93,287	2,267,807
	Delta Natural Gas Co., Inc.	20,000	497,000
#	Empire District Electric Co.	300,150	6,915,456
	Energy West, Inc.	11,941	170,159
#	EnergySouth, Inc.	76,425	4,224,774
* #	Environmental Power Corp.	95,593	491,348
	Florida Public Utilities Co.	36,800	433,872
	Laclede Group, Inc.	211,400	7,274,274
*	Maine & Maritimes Corp.	29,300	1,013,780
#	MGE Energy, Inc.	205,779	7,216,670
	Middlesex Water Co.	115,248	2,172,425
	Otter Tail Corp.	46,924	1,572,423
	RGC Resources, Inc.	4,698	141,269
#	SJW Corp.	179,225	5,996,869
#	Southwest Water Co.	238,602	2,858,452
	UIL Holdings Corp.	191,201	6,848,820
	Unitil Corp.	42,201	1,154,197
	York Water Co.	26,326	416,477
Total Utilities			80,061,153

TOTAL COMMON STOCKS			4,648,657,827

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	146
* •	Del Global Technologies Corp. Warrants 03/28/08	4,265	8,103
* •	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* •	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	—
* •	Mossimo, Inc. Contingent Rights	149,150	—
* •	Movie Star Rights 01/16/08	108,429	2,999
* •	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			11,248

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	41,028,537	41,028,537

45

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (19.7%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $1,211,729,391 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 06/01/36 to 11/01/37, valued at $1,141,891,368) to be repurchased at $1,109,060,262	$1,108,632	1,108,632,395
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $28,009,709 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 02/01/34 to 10/01/37, valued at $19,203,249) to be repurchased at $18,566,287	18,559	18,559,173
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $26,644,221 FNMA 5.342%, 04/01/37 & 6.164%, 05/01/35, valued at $25,295,863) to be repurchased at $24,568,001	24,559	24,558,526

TOTAL SECURITIES LENDING COLLATERAL			1,151,750,094

TOTAL INVESTMENTS - (100.0%) (Cost $5,524,262,354)			$5,841,447,706

See accompanying Notes to Financial Statements.

46

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABC Learning Centres, Ltd.	82,857	$386,276
	Amcor, Ltd.	1,320,069	7,997,705
	Amcor, Ltd. Sponsored ADR	77,103	1,868,406
	Ansell, Ltd.	200,167	2,046,543
	APN News & Media, Ltd.	509,371	2,253,856
	Australia & New Zealand Banking Group, Ltd.	2,744,157	68,552,467
	AXA Asia Pacific Holdings, Ltd.	2,270,180	16,121,170
#	Bendigo Bank, Ltd.	155,934	2,390,181
	BlueScope Steel, Ltd.	1,766,300	15,452,797
	Boral, Ltd.	1,138,097	6,478,181
	Brickworks, Ltd.	78,415	927,963
	Caltex Australia, Ltd.	265,507	5,198,160
	Challenger Financial Services Group, Ltd.	292,453	1,440,636
	Commonwealth Bank of Australia	2,014,458	106,633,968
	CSR, Ltd.	1,514,337	4,078,591
	Downer EDI, Ltd.	234,820	1,024,300
#	Fairfax Media, Ltd.	2,112,515	8,863,157
	Foster’s Group, Ltd.	4,539,143	25,319,691
	Futuris Corp., Ltd.	554,683	1,041,566
	Goodman Fielder, Ltd.	1,645,429	2,850,701
#	Insurance Australia Group, Ltd.	2,618,839	10,354,953
	Lend Lease Corp., Ltd.	675,289	11,518,794
	Metcash, Ltd.	400,000	1,549,080
	National Australia Bank, Ltd.	2,920,516	99,090,123
#	Nufarm, Ltd.	52,021	773,423
	Oil Search, Ltd.	1,264,103	5,206,716
#	Onesteel, Ltd.	600,248	3,533,216
	Origin Energy, Ltd.	1,644,141	12,688,003
	Publishing and Broadcasting, Ltd.	190,851	3,514,427
	Qantas Airways, Ltd.	2,182,800	11,309,741
	Santos, Ltd.	1,070,468	13,573,841
#	Seven Network, Ltd.	195,723	2,341,146
#	Sims Group, Ltd.	139,741	3,386,344
	Suncorp-Metway, Ltd.	1,419,670	23,525,885
	Symbion Health, Ltd.	1,381,525	4,955,410
	TABCORP Holdings, Ltd.	1,251,967	16,917,560
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	928,415
	Zinifex, Ltd.	552,789	7,065,969

TOTAL — AUSTRALIA			513,159,361

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
	Erste Bank der Oesterreichischen Sparkassen AG	21,886	1,590,167
	OMV AG	486,899	34,560,019
	Wienerberger AG	221,811	12,534,626

TOTAL — AUSTRIA			48,684,812

1

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	29,381	2,999,246
	Banque Nationale de Belgique	1,047	4,852,642
	Bekaert SA	2,787	386,565
*	Cumerio NV SA- Strip	2,009	29
	Delhaize Group	231,485	20,196,796
	Delhaize Group Sponsored ADR	52,900	4,613,938
	Dexia SA	1,571,165	42,800,321
	Fortis	179,701	4,798,887
	KBC Groep NV	77,882	10,841,856
*	Umicore Strip VVPR	2,009	210

TOTAL — BELGIUM			91,490,490

CANADA — (5.9%)
COMMON STOCKS — (5.9%)
# *	Abitibibowater, Inc.	30,741	677,873
	Astral Media, Inc. Class A	44,538	1,948,635
#	Bank of Montreal	353,900	22,332,207
#	Barrick Gold Corp.	1,914,820	77,764,728
#	BCE, Inc.	589,125	23,106,638
#	Biovail Corp.	212,600	3,252,943
#	Canadian Pacific Railway, Ltd.	275,000	18,343,417
#	Canadian Tire Corp. Class A	58,200	4,152,196
#	Canadian Utilities, Ltd. Class A	1,600	80,820
*	CGI Group, Inc.	555,500	6,271,909
#	Corus Entertainment, Inc. Class B	58,800	2,907,805
*	Domtar Corp.	350,000	2,653,133
	E-L Financial Corp., Ltd.	600	336,017
	Empire Co., Ltd. Class A	72,700	3,271,664
	EnCana Corp.	1,459,886	95,057,930
#	Fairfax Financial Holdings, Inc.	48,400	13,818,891
	George Weston, Ltd.	138,400	7,583,315
	Gerdau Ameristeel Corp.	261,500	3,292,450
	Goldcorp, Inc.	350,400	11,388,569
	IAMGOLD Corp.	299,300	2,577,102
#	Industrial Alliance Insurance & Financial Services, Inc.	144,400	6,187,849
#	ING Canada, Inc.	132,500	5,571,904
	Jean Coutu Group PJC, Inc. Class A	307,800	3,619,909
*	Kinross Gold Corp.	144,700	2,507,776
	Loblaw Companies, Ltd.	34,600	1,158,466
# *	Lundin Mining Corp.	411,100	4,016,648
	Magna International, Inc. Class A	291,268	24,563,859
#	Manitoba Telecom Services, Inc.	40,500	1,806,795
#	Manulife Financial Corp.	1,031,100	43,164,004
	Maple Leaf Foods, Inc.	87,700	1,144,542
	MDS, Inc.	351,364	7,115,477
	Metro, Inc. Class A	39,600	1,145,685
#	National Bank of Canada	262,300	14,214,748
	Northbridge Financial Corp.	22,000	814,041

2

	Onex Corp.	186,800	6,788,651
#	Petro-Canada	927,000	44,776,339
#	Power Corp. of Canada, Ltd.	470,296	19,099,675
#	Quebecor, Inc. Class B	78,500	3,042,812
#	Russel Metals, Inc.	82,200	2,021,399
	Sherritt International Corp.	461,300	6,453,910
#	Sun Life Financial, Inc.	1,300,100	69,077,767
#	The Thomson Corp.	26,000	1,010,150
	Torstar Corp. Class B	78,600	1,512,340
#	Transalta Corp.	247,755	7,822,016
#	TransCanada Corp.	485,102	19,308,025
	Transcontinental, Inc. Class A	108,900	1,980,990

TOTAL — CANADA			600,744,019

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	2,040	24,223,549
*	Alm. Brand A.S.	11,571	687,052
	Carlsberg A.S. Series B	76,475	9,715,284
#	Dampskibsselsk Torm A.S.	29,600	1,130,026
	Dampskibsselskabet Torm A.S. ADR	15,086	579,303
	Danisco A.S.	100,730	7,416,971
	Danske Bank A.S.	824,953	32,978,580
*	Jyske Bank A.S.	106,550	8,433,368
	Sydbank A.S.	71,200	2,984,685

TOTAL — DENMARK			88,148,818

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	458,600	19,721,482
	Kemira Oyj	101,377	2,019,927
	Kesko Oyj	157,000	9,201,481
	OKO Bank P.L.C. Class A	130,000	2,567,776
	Outokumpu Oyj Series A	351,300	11,286,800
	Sampo Oyj	506,274	14,842,355
	Stora Enso Oyj Series R	922,500	15,248,104
	Stora Enso Oyj Sponsored ADR	91,500	1,511,580
	UPM-Kymmene Oyj	865,900	18,283,132
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,467,081

TOTAL — FINLAND			96,149,718

FRANCE — (9.3%)
COMMON STOCKS — (9.3%)
	Air France-KLM	192,225	6,866,355
	Alcatel-Lucent SA Sponsored ADR	182,100	1,475,010
*	Atos Origin SA	34,367	1,947,492
#	AXA SA	2,905,543	118,407,106
	AXA SA Sponsored ADR	90,300	3,688,755
	BNP Paribas SA	1,666,604	187,856,187
*	Business Objects SA	94,856	5,779,149
	Capgemini SA	181,712	10,561,551
	Casino Guichard Perrachon SA	72,621	7,975,298

3

	Ciments Francais SA	30,740	5,136,794
	CNP Assurances	74,461	9,260,955
	Compagnie de Saint-Gobain	598,264	58,598,294
	Compagnie Generale des Establissements Michelin Series B	242,490	28,693,982
	Credit Agricole SA	1,115,732	39,228,049
	Esso Ste Anonyme Francaise	2,114	587,412
	Euler Hermes SA	10,758	1,352,798
#	European Aeronautic Defence & Space Co.	497,789	15,901,101
# *	Faurecia SA	30,445	2,288,676
	France Telecom SA	967,032	36,647,538
	France Telecom SA Sponsored ADR	123,605	4,690,810
	Havas SA	300,744	1,568,985
	Imerys SA	39,277	3,322,080
	Lafarge SA	270,758	42,907,300
	Lafarge SA Prime Fidelity	85,542	13,596,867
	Lagardere SCA	57,462	4,607,076
	Nexans SA	26,640	3,555,611
	Peugeot SA	335,527	26,010,187
	PPR SA	111,479	18,745,192
	Renault SA	394,997	57,294,911
	Safran SA	162,598	3,159,927
	Schneider Electric SA	329,932	45,796,397
*	SCOR SE	6	18
	SCOR SE	193,766	5,025,722
	Societe BIC SA	52,288	3,903,252
	Societe Generale Paris	293,528	45,213,514
	Technip SA	105,512	8,602,525
*	Thomson	345,508	5,362,321
	Vivendi SA	2,554,386	117,136,324

TOTAL — FRANCE			952,751,521

GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
	Allianz SE	464,749	96,033,294
	Allianz SE Sponsored ADR	2,772,640	57,060,931
#	AMB Generali Holding AG	38,497	5,823,765
	BASF AG	81,230	11,292,087
	Bayerische Motoren Werke AG	730,223	44,501,692
	Bilfinger Berger AG	23,702	1,928,599
	Commerzbank AG	1,122,000	44,223,666
	Daimler AG	1,734,297	176,535,855
	Daimler AG Sponsored ADR	34,800	3,538,116
	Deutsche Bank AG	801,377	105,499,590
	Deutsche Bank AG ADR	128,363	16,911,825
	Deutsche Lufthansa AG	407,381	11,012,285
	Deutsche Postbank AG	14,003	1,224,104
	Deutsche Telekom AG	2,048,449	45,352,719
	Deutsche Telekom AG Sponsored ADR	2,860,650	63,077,333
	E.ON AG	677,579	137,950,169
	E.ON AG Sponsored ADR	1,091,708	74,253,065
#	Fraport AG	36,806	2,835,470
#	Hannover Rueckversicherung AG	110,141	5,230,543
	Heidelberger Druckmaschinen AG	34,552	1,094,079
	Hochtief AG	33,000	4,353,663

4

	Hypo Real Estate Holding AG	84,277	4,477,809
*	Infineon Technologies AG	1,247,436	14,921,483
*	Infineon Technologies AG ADR	98,600	1,167,424
	Lanxess AG	49,885	2,327,083
	Linde AG	153,284	20,063,866
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	73,069,532
	Salzgitter AG	26,816	4,331,334
	SCA Hygiene Products AG	3,550	1,765,070
#	Suedzucker AG	102,666	2,256,291
	ThyssenKrupp AG	563,346	33,344,938
# *	TUI AG	329,789	9,223,539
	Vattenfall Europe AG	45,861	3,465,448
	Volkswagen AG	499,652	119,853,330

TOTAL — GERMANY			1,199,999,997

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
	Alpha Bank A.E.	126,890	4,297,961
	Bank of Greece	11,360	1,492,937
	Hellenic Petroleum S.A.	465,844	7,204,669
	Hellenic Telecommunication Organization Co. S.A.	474,833	17,085,492
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,569,975
	National Bank of Greece S.A.	38,000	2,551,879
	National Bank of Greece S.A. ADR	725,141	9,753,146
	Viohalco S.A.	62,810	839,932

TOTAL — GREECE			44,795,991

HONG KONG — (3.1%)
COMMON STOCKS — (3.1%)
	Cathay Pacific Airways, Ltd.	1,576,000	4,162,350
	Cheung Kong Holdings, Ltd.	3,320,000	62,820,701
#	Cheung Kong Infrastructure Holdings, Ltd.	677,000	2,631,114
#	CITIC International Financial Holdings, Ltd.	1,425,000	922,647
	Dah Sing Banking Group, Ltd.	304,000	655,836
#	Dah Sing Financial Holdings, Ltd.	194,400	1,741,456
	Great Eagle Holdings, Ltd.	513,745	1,999,608
	Hang Lung Group, Ltd.	2,518,000	14,431,748
#	Henderson Land Development Co., Ltd.	1,910,000	16,978,526
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,950,577
	Hopewell Holdings, Ltd.	1,455,000	6,634,220
	Hutchison Whampoa, Ltd.	4,729,000	56,465,323
	Hysan Development Co., Ltd.	2,192,191	6,295,313
#	Industrial & Commercial Bank of China (Asia), Ltd.	423,954	998,914
#	MTR Corp., Ltd.	3,691,040	12,484,705
#	New World China Land, Ltd.	1,963,600	2,045,996
	New World Development Co., Ltd.	3,986,022	15,270,808
	Sino Land Co., Ltd.	4,513,166	16,150,137
	Sun Hung Kai Properties, Ltd.	2,892,000	60,191,545
	Wharf Holdings, Ltd.	3,212,214	19,162,736
	Wheelock and Co., Ltd.	3,940,000	12,410,919
#	Wheelock Properties, Ltd.	1,565,000	1,816,894
	Wing Lung Bank, Ltd.	159,700	1,693,595
TOTAL COMMON STOCKS			319,915,668

5

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commerical Bank of China (Asia), Ltd. Warrants 11/6/08	46,515	8,065

TOTAL — HONG KONG			319,923,733

IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
	Allied Irish Banks P.L.C.	688,656	15,383,315
	Allied Irish Banks P.L.C. Sponsored ADR	391,037	17,737,438
	Bank of Ireland P.L.C.	1,216,162	19,351,246
	CRH P.L.C.	1,259,311	47,527,698
	Irish Life & Permanent P.L.C.	740,650	14,675,871

TOTAL — IRELAND			114,675,568

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	14,302,470
	Banca Popolare di Milano Scarl	1,011,678	14,643,317
*	Banco Popolare Scarl	227,880	5,123,706
	Benetton Group SpA	181,249	3,342,460
#	Buzzi Unicem SpA	181,398	5,027,352
	C.I.R. SpA - Compagnie Industriali Riunite	500,000	1,811,330
	Caltagirone Editore SpA	136,915	909,616
	Fiat SpA	1,002,221	27,531,367
	Fondiaria - Sai SpA	167,605	7,330,033
	Intesa Sanpaolo SpA	1,451,314	11,553,159
#	Italcementi SpA	341,502	7,082,786
	Italmobiliare SpA	32,455	3,127,468
	Milano Assicurazioni SpA	182,000	1,337,575
*	Pirelli & Co. SpA	1,486,658	1,770,128
#	Societe Cattolica di Assicurazoni Scrl SpA	8,800	480,902
	Telecom Italia SpA	2,976,292	9,461,374
#	Telecom Italia SpA Sponsored ADR	1,466,900	46,530,068
	UniCredito Italiano SpA	11,544,563	98,106,972
	Unione di Banche Italiane Scpa	962,044	27,410,028
	Unipol Gruppo Finanziario SpA	1,822,774	7,070,989

TOTAL — ITALY			293,953,100

JAPAN — (10.6%)
COMMON STOCKS — (10.6%)
	Adeka Corp.	87,000	921,915
#	Aichi Steel Corp.	136,000	760,274
	Aioi Insurance Co., Ltd.	1,277,735	7,102,845
	Aisin Seiki Co., Ltd.	182,500	7,385,732
	Ajinomoto Co., Inc.	1,292,000	14,240,059
#	Alpine Electronics, Inc.	36,800	624,756
#	Alps Electric Co., Ltd.	263,100	3,306,515
	Amada Co., Ltd.	631,000	5,829,000
	Aoyama Trading Co., Ltd.	82,000	2,088,870
	Asahi Breweries, Ltd.	368,200	6,390,672
	Asatsu-Dk, Inc.	32,500	951,726

6

#	Calsonic Kansei Corp.	190,000	1,076,636
	Canon Marketing Japan, Inc.	124,900	2,548,135
#	Chudenko Corp.	41,100	782,572
	Chuo Mitsui Trust Holdings, Inc.	637,000	5,430,537
#	Citizen Holdings Co., Ltd.	462,000	4,953,118
	Coca-Cola West Japan Co., Ltd.	76,700	1,743,950
	Comsys Holdings Corp.	149,000	1,224,983
	Cosmo Oil Co., Ltd.	824,000	3,405,028
	Credit Saison Co., Ltd.	69,500	1,975,859
	Dai Nippon Printing Co., Ltd.	1,125,000	16,386,560
#	Daibiru Corp.	42,000	557,085
	Daicel Chemical Industries, Ltd.	485,000	2,875,555
	Daihatsu Motor Co., Ltd.	236,000	2,381,017
#	Daio Paper Corp.	87,000	760,309
	Daiwa House Industry Co., Ltd.	761,000	10,105,568
#	Ebara Corp.	253,000	917,695
	Edion Corp.	53,900	673,083
*	Elpida Memory, Inc.	162,700	5,509,124
#	Ezaki Glico Co., Ltd.	174,600	1,828,552
	Fuji Electric Holdings Co., Ltd.	781,780	2,900,407
	Fuji Heavy Industries, Ltd.	850,000	4,242,386
	FUJIFILM Holdings Corp.	1,016,300	44,886,549
	Fujikura, Ltd.	479,000	2,384,025
	Fukuoka Financial Group, Inc.	1,368,000	8,908,092
	Funai Electric Co., Ltd.	20,800	879,396
	Futaba Industrial Co., Ltd.	62,500	1,703,289
	Glory, Ltd.	83,700	2,276,683
	Gunze, Ltd.	248,000	1,040,625
#	H20 Retailing Corp.	128,000	1,069,362
	Hakuhodo Dy Holdings, Inc.	12,670	737,473
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,877,734
	Heiwa Corp.	81,500	694,315
	Hino Motors, Ltd.	217,000	1,331,791
	Hitachi Cable, Ltd.	236,000	1,524,755
	Hitachi Kokusai Electric, Inc.	87,000	1,134,499
#	Hitachi Software Engineering Co., Ltd.	46,200	974,902
	Hitachi Transport System, Ltd.	111,000	1,278,342
	Hitachi, Ltd.	6,459,000	45,575,222
	Hitachi, Ltd. Sponsored ADR	82,800	5,792,688
#	Hokuetsu Paper Mills, Ltd.	162,000	764,305
#	House Foods Corp.	117,000	2,075,885
	INPEX Holdings, Inc.	1	2,471
	JS Group Corp.	468,200	7,519,952
#	Juroku Bank, Ltd.	400,000	2,469,666
	Kajima Corp.	1,436,000	4,714,016
	Kamigumi Co., Ltd.	357,000	2,784,156
#	Kandenko Co., Ltd.	129,000	811,739
	Kaneka Corp.	410,000	3,398,672
	Kinden Corp.	185,000	1,509,631
	Kirin Holdings Co., Ltd.	1,399,000	22,125,791
	Kissei Pharmaceutical Co., Ltd.	41,000	835,811
	Koito Manufacturing Co., Ltd.	35,000	472,941
	Komori Corp.	77,000	1,840,623
	Kuraray Co., Ltd.	592,000	7,314,046
	Kyocera Corp.	338,100	30,502,722

7

	Kyocera Corp. Sponsored ADR	13,600	1,220,600
	Mabuchi Motor Co., Ltd.	36,300	2,361,166
	MARUI GROUP CO., Ltd.	498,500	5,108,611
#	Maruichi Steel Tube, Ltd.	117,000	3,564,056
	Matsushita Electric Industrial Co., Ltd.	3,985,135	81,039,212
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	92,000	1,871,280
	Matsushita Electric Works, Ltd.	622,000	6,521,219
	Meiji Dairies Corp.	395,000	1,992,238
#	Meiji Seika Kaisha, Ltd.	453,000	1,997,266
	Millea Holdings, Inc.	1,629,300	57,259,468
	Mitsubishi Heavy Industries, Ltd.	5,275,000	25,685,201
	Mitsubishi Logistics Corp.	146,000	1,772,697
	Mitsubishi Tanabe Pharma Corp.	9,000	87,067
	Mitsubishi UFJ Financial Group, Inc. ADR	980,500	9,599,095
	Mitsui Chemicals, Inc.	1,003,800	7,361,553
	Mitsui Sumitoma Insurance Co., Ltd.	2,543,000	27,689,502
#	Morinaga Milk Industry Co., Ltd.	160,000	454,595
	Musashino Bank, Ltd.	41,600	2,029,964
	Nagase & Co., Ltd.	162,000	1,834,282
	NEC Corp.	3,346,000	15,742,650
	NEC Corp. Sponsored ADR	1,181,101	5,526,135
#	Nichicon Corp.	72,900	776,674
	Nippon Express Co., Ltd.	1,403,000	7,218,256
#	Nippon Kayaku Co., Ltd.	128,000	1,044,747
#	Nippon Meat Packers, Inc.	270,000	2,649,414
	Nippon Mining Holdings, Inc.	296,500	2,199,262
	Nippon Mitsubishi Oil Corp.	2,588,050	21,484,136
#	Nippon Paint Co., Ltd.	295,000	1,584,892
	Nippon Paper Group, Inc.	1,411	4,137,764
	Nippon Sheet Glass Co., Ltd.	809,000	4,467,917
	Nippon Shokubai Co., Ltd.	163,000	1,576,519
	Nippon Suisan Kaisha, Ltd.	254,000	1,371,576
	Nippon Television Network Corp.	9,400	1,175,390
#	Nipponkoa Insurance Co., Ltd.	873,000	8,365,507
#	Nipro Corp.	42,000	812,310
	Nishi-Nippon Bank, Ltd.	1,123,000	3,155,543
	Nishi-Nippon Railroad Co., Ltd.	78,000	280,009
	Nissan Motor Co., Ltd.	1,425,700	16,346,815
#	Nissay Dowa General Insurance Co., Ltd.	383,000	1,966,577
	Nisshin Seifun Group, Inc.	284,000	2,803,593
	Nisshin Steel Co., Ltd.	1,226,000	4,614,504
	Nisshinbo Industries, Inc.	305,000	4,064,098
	Obayashi Corp.	973,000	4,933,981
#	Oji Paper Co., Ltd.	1,480,000	7,091,821
	Ono Pharmaceutical Co., Ltd.	215,000	11,066,467
	Onward Holdings Co., Ltd.	251,000	2,724,688
	Oriental Land Co., Ltd.	11,600	706,308
#	PanaHome Corp.	106,000	724,586
#	Pioneer Electronic Corp.	218,000	2,068,932
	Q.P. Corp.	156,800	1,606,674
#	Rengo Co., Ltd.	286,000	2,141,235
	RICOH COMPANY, Ltd.	802,000	15,359,143
	Rinnai Corp.	50,200	1,719,036
	Rohm Co., Ltd.	50,300	4,605,145
	Sankyo Co., Ltd.	53,200	2,417,005

8

	Sanwa Holdings Corp.	238,000	1,207,178
	Sapporo Hokuyo Holdings, Inc.	428	4,445,964
#	Sega Sammy Holdings, Inc.	373,300	4,778,543
	Seiko Epson Corp.	257,000	5,727,635
#	Seino Holdings Co., Ltd.	216,000	1,586,312
	Sekisui Chemical Co., Ltd.	689,000	4,725,983
	Sekisui House, Ltd.	942,000	12,042,942
#	Shiga Bank, Ltd.	301,000	2,204,155
	Shimachu Co., Ltd.	59,100	1,756,263
	Shimizu Corp.	1,131,000	4,881,610
	Shinko Securities Co., Ltd.	615,000	2,745,589
#	Shinsei Bank, Ltd.	2,286,000	8,219,738
#	Shizuoka Bank, Ltd.	971,000	11,525,415
	Sohgo Security Services Co., Ltd.	101,300	1,679,651
	Sompo Japan Insurance, Inc.	1,937,000	18,751,822
	Sony Corp.	784,000	42,404,338
	Sony Corp. Sponsored ADR	260,616	14,065,446
	Sumitomo Bakelite Co., Ltd.	254,000	1,637,481
	Sumitomo Corp.	73,600	1,109,920
	Sumitomo Electric Industries, Ltd.	899,000	14,000,522
	Sumitomo Forestry Co., Ltd.	158,000	1,143,448
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	23,778,100
#	Sumitomo Warehouse Co., Ltd.	174,000	1,011,875
	Suzuken Co., Ltd.	99,700	3,294,481
#	Taiheiyo Cement Corp.	1,209,800	2,949,098
	Taisei Corp.	1,343,000	3,971,429
	Taisho Pharmaceutical Co., Ltd.	259,000	5,070,671
	Taiyo Yuden Co., Ltd.	152,000	2,573,973
	Takashimaya Co., Ltd.	105,000	1,297,724
#	TDK Corp.	117,400	8,355,160
	Teijin, Ltd.	828,000	3,597,423
	The 77 Bank, Ltd.	494,000	3,344,174
	The Aichi Bank, Ltd.	11,100	982,522
	The Awa Bank, Ltd.	246,600	1,481,300
	The Bank of Iwate, Ltd.	19,600	1,246,765
#	The Bank of Kyoto, Ltd.	363,400	4,673,236
	The Bank of Nagoya, Ltd.	213,000	1,362,665
	The Chiba Bank, Ltd.	786,000	6,775,971
	The Chugoku Bank, Ltd.	247,800	3,819,825
	The Daishi Bank, Ltd.	427,000	1,768,285
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	954,736
	The Gunma Bank, Ltd.	529,000	3,881,684
	The Hachijuni Bank, Ltd.	695,000	5,525,737
	The Higo Bank, Ltd.	308,000	2,076,247
	The Hiroshima Bank, Ltd.	719,000	4,251,608
	The Hokkoku Bank, Ltd.	394,000	2,023,899
	The Hyakugo Bank, Ltd.	303,000	1,788,995
	The Hyakujishi Bank, Ltd.	329,000	1,764,096
	The Iyo Bank, Ltd.	350,000	3,767,714
	The Joyo Bank, Ltd.	1,554,000	9,369,895
	The Kagoshima Bank, Ltd.	273,000	1,960,942
	The Keiyo Bank, Ltd.	317,000	1,963,384
	The Nanto Bank, Ltd.	317,000	1,824,599
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,968,645
	The San-in Godo Bank, Ltd.	267,000	2,442,826

9

Toda Corp.	269,000	1,435,536
Tokai Tokyo Securities Co., Ltd.	155,000	751,255
Tokyo Steel Manufacturing Co., Ltd.	148,400	1,915,397
Toppan Forms Co., Ltd.	48,500	467,564
Toppan Printing Co., Ltd.	973,000	9,557,351
Toshiba TEC Corp.	181,000	1,219,435
# TOTO, Ltd.	494,000	3,949,270
Toyo Ink Manufacturing Co., Ltd.	213,000	723,245
Toyo Seikan Kaisha, Ltd.	287,600	5,028,651
Toyo Suisan Kaisha, Ltd.	88,000	1,651,635
Toyobo Co., Ltd.	743,000	1,583,408
Toyota Auto Body Co., Ltd.	105,100	1,741,630
TV Asahi Corp.	931	1,469,864
UNY Co., Ltd.	258,000	2,283,318
# Wacoal Corp.	149,000	1,919,731
Yamaguchi Financial Group, Inc.	313,000	4,211,953
Yamaha Corp.	285,400	6,899,639
Yamanashi Chuo Bank, Ltd.	241,000	1,514,369
# Yamazaki Baking Co., Ltd.	155,000	1,575,115
Yokohama Rubber Co., Ltd.	410,000	2,555,592

TOTAL — JAPAN		1,093,084,670

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (4.2%)
COMMON STOCKS — (4.2%)
Aegon NV	3,298,073	58,880,389
ArcelorMittal	1,288,819	95,046,984
Heineken Holding NV	82,904	4,656,626
Hunter Douglas NV	42,835	3,128,441
ING Groep NV	3,203,383	124,262,135
ING Groep NV Sponsored ADR	239,100	9,272,298
* Koninklijke Ahold NV	1,509,147	21,456,612
Koninklijke DSM NV	270,057	13,434,660
Koninklijke Philips Electronics NV	2,318,687	96,519,107
Koninklijke Philips Electronics NV ADR	133,700	5,563,257
Sns Reaal	155,801	3,469,920

TOTAL — NETHERLANDS		435,690,429

NEW ZEALAND — (0.0%)
COMMON STOCKS — (0.0%)
Air New Zealand, Ltd.	921,287	1,269,538
Contact Energy, Ltd.	389,947	2,582,868

TOTAL — NEW ZEALAND		3,852,406

10

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
	DNB Nor ASA Series A	2,701,394	42,197,150
	Norsk Hydro ASA	672,814	9,285,074
	Norsk Hydro ASA Sponsored ADR	59,900	826,410
	Norske Skogindustrier ASA Series A	353,571	2,531,708
	Orkla ASA	2,900,350	52,226,456
#	Storebrand ASA	713,900	7,952,727
	Wilh. Wilhelmsen ASA	11,850	472,898
TOTAL COMMON STOCKS			115,492,423

RIGHTS/WARRANTS — (0.0%)
*	Storebrand ASA Rights 12/10/07	713,900	1,673,103

TOTAL — NORWAY			117,165,526

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco BPI SA	232,343	1,831,875
#	Banco Comercial Portugues SA	2,008,205	8,742,389
	Banco Espirito Santo SA	320,446	7,412,407
#	Cimpor Cimentos de Portugal SA	310,009	2,761,180
#	Portucel-Empresa Produtora de Pasta de Papel SA	1,082,731	3,827,944

TOTAL — PORTUGAL			24,575,795

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	831,000	930,514
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	983,754
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	484,068
	DBS Group Holdings, Ltd.	2,939,500	40,894,503
	Fraser & Neave, Ltd.	2,421,450	9,695,174
	Jardine Cycle & Carriage, Ltd.	193,810	2,812,629
	Neptune Orient Lines, Ltd.	259,000	746,092
	Singapore Airlines, Ltd.	1,489,599	18,427,056
	Singapore Land, Ltd.	723,000	3,962,077
	United Industrial Corp., Ltd.	1,391,000	2,528,551
	United Overseas Bank, Ltd.	214,000	2,934,671
	UOL Group, Ltd.	1,740,600	5,455,880
#	Wheelock Properties (S), Ltd.	605,000	903,238

TOTAL — SINGAPORE			90,758,207

SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
#	Abertis Infraestructuras SA	246,000	8,224,630
#	Acciona SA	55,684	18,900,837
#	Acerinox SA	299,027	8,058,357
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	309,400	7,685,496
#	Banco de Sabadell SA	2,010,647	23,374,586
#	Banco Espanol de Credito SA	206,789	4,633,228
#	Banco Pastor SA	320,162	5,306,177
#	Banco Popular Espanol SA	462,698	8,179,498
	Banco Santander Central Hispano SA	7,329,732	157,030,271
#	Banco Santander SA Sponsored ADR	1,478,200	31,663,044

11

#	Bankinter SA	233,725	4,916,982
	Cementos Portland Valderrivas SA	21,016	2,325,129
#	Ebro Puleva SA	120,322	2,355,843
	Gas Natural SDG SA	242,623	14,940,606
#	Grupo Ferrovial SA	31,604	2,703,319
	Iberia Lineas Aereas de Espana SA	617,500	2,909,511
#	Mapfre SA	732,775	3,344,175
	Repsol YPF SA	1,547,213	57,107,719
	Repsol YPF SA Sponsored ADR	106,500	3,926,655
#	Sociedad General de Aguas de Barcelona SA Class A	121,884	4,914,334
#	Sol Melia SA	157,217	2,623,310

TOTAL — SPAIN			375,123,707

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
#	Electrolux AB Series B	324,100	5,461,051
	Fabege AB	347,960	3,947,439
	Holmen AB Series A	6,300	288,785
#	Holmen AB Series B	155,700	5,997,688
# *	Lundin Petroleum AB	186,224	2,099,552
	NCC AB Series B	59,700	1,248,050
	Nordea Bank AB	4,414,518	74,173,347
	Skandinaviska Enskilda Banken AB Series A	743,500	20,784,325
	Skandinaviska Enskilda Banken AB Series C	9,800	257,998
	SSAB Svenskt Stal AB Series A	301,400	8,273,166
	SSAB Svenskt Stal AB Series B	146,300	3,651,158
	Svenska Cellulosa AB	57,000	1,034,790
	Svenska Cellulosa AB Series B	869,700	15,514,543
	Svenska Handelsbanken AB Series A	762,000	24,232,770
*	Swedbank AB Series A	93,800	3,023,549
	Tele2 AB Series B	490,700	11,199,080
	TeliaSonera AB	3,742,500	35,763,436
	Trelleborg AB Series B	160,600	3,578,401
	Volvo AB Series A	963,000	16,340,501
	Volvo AB Series B	1,329,800	22,653,723

TOTAL — SWEDEN			259,523,352

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
	Baloise-Holding AG	214,760	20,757,575
	Banque Cantonale Vaudoise	12,608	5,925,365
	Ciba Specialty Chemicals AG	146,239	6,620,239
	Compagnie Financiere Richemont AG Series A	1,251,000	85,984,030
	Credit Suisse Group	1,826,488	110,362,858
	Credit Suisse Group Sponsored ADR	591,859	35,700,935
	Givaudan SA	13,960	13,444,594
	Holcim, Ltd.	426,797	45,933,430
	Julius Baer Holdings, Ltd. AG	42,330	3,582,153
	PSP Swiss Property AG	109,600	5,621,874
	St. Galler Kantonalbank	10,146	4,296,539
	Swiss Life Holding	132,137	37,209,538
	Swiss Re	639,545	47,455,334
	Syngenta AG	165,100	40,814,656

12

	Syngenta AG ADR	241,589	11,970,735
	UBS AG	793,947	40,214,452
	Vontobel Holdings AG	10,000	490,748
	Zurich Financial SVCS AG	298,280	86,931,188

TOTAL — SWITZERLAND			603,316,243

UNITED KINGDOM — (21.6%)
COMMON STOCKS — (21.6%)
#	Alliance & Leicester P.L.C.	498,106	7,465,829
	Anglo American P.L.C.	2,642,872	178,080,614
	Arriva P.L.C.	117,699	1,974,557
	Associated British Foods P.L.C.	1,360,994	24,806,937
	Aviva P.L.C.	6,768,276	94,828,273
	BAE Systems P.L.C.	385,198	3,641,512
	Barclays P.L.C. Sponsored ADR	2,210,690	102,487,588
	Barratt Developments P.L.C.	961,338	9,179,505
	Bellway P.L.C.	85,500	1,705,175
#	Bradford & Bingley P.L.C.	1,525,049	9,429,596
*	British Airways P.L.C.	2,585,631	18,122,680
	Cable and Wireless P.L.C.	3,714,187	14,369,894
	Carnival P.L.C.	422,306	18,426,605
	Carnival P.L.C. ADR	40,700	1,783,474
	Compass Group P.L.C.	1,762,701	11,547,949
	DSG International P.L.C.	3,049,878	7,062,458
*	easyJet P.L.C.	1,133,862	13,124,636
	Enterprise Inns P.L.C.	1,212,242	13,258,228
	Friends Provident P.L.C.	4,365,221	14,050,606
	GKN P.L.C.	851,321	5,598,753
	Greene King P.L.C.	210,526	3,541,871
	HBOS P.L.C.	8,458,158	138,674,399
	Henderson Group P.L.C.	192,592	569,052
	HSBC Holdings P.L.C. Sponsored ADR	2,078,943	177,749,626
	International Power P.L.C.	2,525,271	24,235,876
#	Invesco P.L.C.	655,026	8,464,797
	Invesco P.L.C. Sponsored ADR	386,737	10,151,846
	ITV P.L.C.	11,443,244	20,137,756
	Kingfisher P.L.C.	5,401,607	16,910,932
	Ladbrokes P.L.C.	1,212,438	7,671,662
	Legal and General Group P.L.C.	14,714,281	39,224,152
	Marston’s P.L.C.	429,464	2,963,930
	Meggitt P.L.C.	1,403,563	8,974,006
	Mitchells & Butlers P.L.C.	718,888	8,521,928
	Mondi P.L.C.	726,064	5,775,044
	Old Mutual P.L.C.	7,921,058	27,432,786
	Pearson P.L.C.	924,664	14,206,051
	Pearson P.L.C. Sponsored ADR	1,470,609	22,647,379
	Persimmon P.L.C.	1,030,910	16,904,743
	Punch Taverns P.L.C.	592,747	10,004,930
	Resolution P.L.C.	2,746,810	39,957,064
	Rexam P.L.C.	1,372,838	13,732,193
	Royal & Sun Alliance Insurance Group P.L.C.	17,295,699	52,747,937
	Royal Bank of Scotland Group P.L.C.	26,156,342	246,974,005
	Royal Dutch Shell P.L.C. ADR	1,052,345	84,861,101
	Sainsbury (J.) P.L.C.	3,326,622	30,062,238

13

	Schroders P.L.C.	123,678	3,398,709
	Schroders P.L.C. Non-Voting	63,155	1,523,919
	Scottish & Newcastle P.L.C.	2,637,735	40,450,064
	Signet Group P.L.C. Sponsored ADR	5,200	67,392
	Tate & Lyle P.L.C.	32,994	305,566
	Taylor Wimpey P.L.C.	3,248,929	13,741,234
	The Berkeley Group Holdings P.L.C.	228,802	6,629,467
	Tomkins P.L.C. Sponsored ADR	183,500	2,923,155
	Unilever P.L.C. Sponsored ADR	205,200	7,487,748
	Vodafone Group P.L.C.	61,674,811	230,796,469
	Vodafone Group P.L.C. Sponsered ADR	5,845,118	217,730,645
	William Morrison Supermarkets P.L.C.	5,420,007	34,381,790
	WPP Group P.L.C.	1,459,435	18,411,148
	WPP Group P.L.C. Sponsored ADR	24,445	1,546,146
	Xstrata P.L.C.	827,417	58,105,667

TOTAL — UNITED KINGDOM			2,221,541,292

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $32,795,000 FNMA 6.50%, 08/01/36, valued at $29,911,603) to be repurchased at $29,478,903	$29,468	29,468,000

SECURITIES LENDING COLLATERAL — (6.4%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $237,187,054 FNMA 7.000%, 08/01/37, valued at $238,933,798) to be repurchased at $234,339,202	234,249	234,248,821
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,218,550 FNMA, rates ranging from 5.920%(r) to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $177,712,412 FHLMC, rates ranging from 5.000% to 6.5000%, maturities ranging from 11/01/21 to 11/01/37 & FNMA, rates ranging from 4.993%(r) to 6.251%(r), maturities ranging from 07/01/16 to 01/01/37, valued at $166,090,310) to be repurchased at $162,896,464	162,834	162,833,637
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $62,244,609 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 12/01/37, valued at $62,877,930) to be repurchased at $61,664,000	61,640	61,640,217
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $123,598,062 FHLMC, rates ranging from 4.500% to 7.000&, maturities ranging from 09/01/35 to 11/01/37 & FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/33 to 10/01/37, valued at $107,101,957) to be repurchased at $105,040,513	105,000	105,000,000
TOTAL SECURITIES LENDING COLLATERAL			663,722,675

TOTAL INVESTMENTS - (100.0%) (Cost $7,565,570,045)			$10,282,299,430

See accompanying Notes to Financial Statements.

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (75.3%)
Consumer Discretionary — (17.6%)
#	ABILIT Corp.	110,900	$255,840
#	Aeon Fantasy Co., Ltd.	62,032	1,556,885
	Ahresty Corp.	77,200	1,269,257
#	Ai Holdings Corp.	187,600	1,205,840
	Aichi Machine Industry Co., Ltd.	292,000	649,085
	Aigan Co., Ltd.	63,200	406,729
	Aisan Industry Co., Ltd.	191,300	2,398,207
#	Akebono Brake Industry Co., Ltd.	386,000	2,768,373
#	Akindo Sushiro Co., Ltd.	18,400	533,967
#	Alpha Corp.	31,700	591,759
	Alpine Electronics, Inc.	237,300	4,028,660
#	Amiyaki Tei Co., Ltd.	245	575,003
#	Amuse, Inc.	25,000	479,612
#	Anrakutei Co., Ltd.	50,000	330,435
#	AOI Advertising Promotion, Inc.	39,000	228,141
	AOKI Holdings, Inc.	166,900	3,206,595
	Araya Industrial Co., Ltd.	209,000	536,296
#	Arealink Co., Ltd.	3,000	1,277,978
# *	Asahi Tec Corp.	854,000	840,943
	Ashimori Industry Co., Ltd.	182,000	346,960
#	Asti Corp.	50,000	172,573
# *	Atom Corp.	133,200	503,379
	Atsugi Co., Ltd.	719,000	968,362
	Aucnet, Inc.	31,600	564,070
	Autobacs Seven Co., Ltd.	33,400	717,821
#	Avex Group Holdings, Inc.	155,500	2,117,851
*	Banners Co., Ltd.	86,000	27,809
#	Belluna Co., Ltd.	194,060	1,578,461
#	Best Denki Co., Ltd.	280,500	2,180,588
#	Bookoff Corp.	65,000	431,694
#	Calsonic Kansei Corp.	458,000	2,595,259
	Catena Corp.	92,000	187,884
#	Chiyoda Co., Ltd.	145,000	2,446,943
	Chofu Seisakusho Co., Ltd.	127,700	2,092,879
*	Chori Co., Ltd.	597,000	642,497
	Chuo Corp.	81,000	233,662
	Chuo Spring Co., Ltd.	210,000	784,096
	Circle K Sunkus Co., Ltd.	64,100	939,999
#	Clarion Co., Ltd.	933,000	2,027,207
#	Cleanup Corp.	160,000	1,137,256
#	Colowide Co., Ltd.	205,450	952,021
# *	Columbia Music Entertainment, Inc.	477,000	355,348
	Corona Corp.	101,200	1,410,323
	Cross Plus, Inc.	22,000	261,154

1

#	Culture Convenience Club Co., Ltd.	463,900	3,045,607
#	Cybozu, Inc.	1,538	591,269
	D&M Holdings, Inc.	314,000	1,237,719
	Daido Kogyo Co., Ltd.	145,000	406,319
#	Daido Metal Co., Ltd.	147,000	757,762
#	Daidoh, Ltd.	129,000	1,700,854
	Daifuku Co., Ltd.	93,000	1,311,722
#	Daikoku Denki Co., Ltd.	50,700	603,590
#	Daikyo, Inc.	283,236	815,315
	Daimaruenawin Co., Ltd	400	2,439
	Dainichi Co., Ltd.	59,200	507,617
	Daisyo Corp.	74,200	1,025,834
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	81,144
#	Daiwa Seiko, Inc.	444,000	876,420
#	Daiwabo Co., Ltd.	478,000	1,229,089
	DCM Japan Holdings Co., Ltd.	95,800	712,923
#	Descente, Ltd.	270,000	1,422,687
# *	DIA Kensetsu Co., Ltd.	284,800	109,195
#	Don Quijote Co., Ltd.	57,900	1,237,190
#	Doshisha Co., Ltd.	66,600	1,166,105
# *	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	2,910,808
	Dynic Corp.	127,000	283,770
#	Eagle Industry Co., Ltd.	170,000	2,438,712
# *	Econach Co., Ltd.	177,000	145,250
	Edion Corp.	89,000	1,111,399
	Eikoh, Inc.	41,800	144,867
	Exedy Corp.	126,600	4,375,292
#	Ezaki Glico Co., Ltd.	89,000	932,080
	F&A Aqua Holdings, Inc.	62,238	453,811
	Fine Sinter Co., Ltd.	49,000	195,576
#	Foster Electric Co., Ltd.	84,100	2,453,666
#	France Bed Holdings Co., Ltd.	826,000	1,231,744
#	Fuji Co., Ltd.	120,400	1,968,874
#	Fuji Corp., Ltd.	117,000	452,620
#	Fuji Kiko Co., Ltd.	151,000	347,093
#	Fuji Kyuko Co., Ltd.	378,000	1,430,101
	Fuji Oozx, Inc.	6,000	23,584
# *	Fujibo Holdings, Inc.	332,000	531,204
*	Fujii & Co., Ltd.	44,000	396
	Fujikura Rubber, Ltd.	74,000	384,643
#	Fujita Kanko, Inc.	422,000	3,278,875
	Fujitsu Business Systems, Ltd.	90,900	1,148,761
# *	Fujitsu General, Ltd.	348,000	1,882,171
	Funai Electric Co., Ltd.	10,200	431,242
# *	Furukawa Battery Co., Ltd.	73,000	127,375
	G-7 Holdings, Inc.	29,200	140,341
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	912,152
#	Genki Sushi Co., Ltd.	19,200	222,508
#	GEO Co., Ltd.	762	1,389,639
*	Goldwin, Inc.	175,000	257,752
#	Gourmet Kineya Co., Ltd.	68,000	543,475
# *	GSI Creos Corp.	194,000	189,670
#	Gulliver International Co., Ltd.	36,120	2,707,851
	Gunze, Ltd.	193,000	809,841

2

	Happinet Corp.	37,000	503,752
#	Haruyama Trading Co., Ltd.	49,900	382,996
	Heiwa Corp.	48,100	409,774
	Himaraya Co., Ltd.	38,300	177,541
	HIS Co., Ltd.	118,200	2,295,456
#	Hitachi Powdered Metal Co., Ltd.	97,000	455,559
	Horipro, Inc.	48,200	624,614
	I Metal Technology Co., Ltd.	153,000	319,836
	Ichikawa Co., Ltd.	63,000	224,943
#	Ichikoh Industries, Ltd.	296,000	717,484
#	Image Holdings Co., Ltd.	41,000	160,989
#	Imasen Electric Industrial Co., Ltd.	55,800	912,082
	Imperial Hotel, Ltd.	4,300	203,406
	Impress Holdings, Inc.	1,124	195,389
	Inaba Seisakusho Co., Ltd.	62,400	1,002,229
	Ishizuka Glass Co., Ltd.	109,000	238,898
*	Izuhakone Railway Co., Ltd.	300	14,579
# *	Izutsuya Co., Ltd.	350,000	373,717
# *	J Front Retailing Co., Ltd.	529,077	4,804,380
#	Janome Sewing Machine Co., Ltd.	668,000	656,765
#	Japan Vilene Co., Ltd.	229,000	1,021,305
#	Jeans Mate Corp.	38,208	329,436
	Jidosha Buhin Kogyo Co., Ltd.	67,000	396,414
# *	Joban Kosan Co., Ltd.	226,000	355,754
	Joint Corp.	43,700	1,078,285
#	Joshin Denki Co., Ltd.	201,000	1,647,874
#	Juki Corp.	455,000	3,826,474
	Juntendo Co., Ltd.	35,000	50,164
#	Jyomo Co., Ltd.	186,000	289,252
	Kabuki-Za Co., Ltd.	39,000	1,678,802
#	Kadokawa Holdings, Inc.	94,400	2,859,888
	Kanto Auto Works, Ltd.	243,500	3,298,677
	Kasai Kogyo Co., Ltd.	119,000	367,409
	Kato Sangyo Co., Ltd.	130,700	1,572,764
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	442,197
# *	Kawashima Selkon Textiles Co., Ltd.	289,000	330,122
	Kayaba Industry Co., Ltd.	763,000	4,574,986
	Keihin Corp.	36,200	676,637
#	Keiyo Co., Ltd.	200,400	1,209,936
#	Kentucky Fried Chicken Japan, Ltd.	80,000	1,399,980
#	Kenwood Corp.	1,294,000	1,627,884
#	Kinki Nippon Tourist Co., Ltd.	304,000	628,496
# *	Kinugawa Rubber Industrial Co., Ltd.	203,000	274,251
#	Kisoji Co., Ltd.	89,300	1,722,361
	Koekisha Co., Ltd.	13,600	242,941
#	Kohnan Shoji Co., Ltd.	94,100	1,550,389
#	Kojima Co., Ltd.	130,100	683,318
	Komatsu Seiren Co., Ltd.	148,000	668,278
	Komeri Co., Ltd.	43,700	1,254,743
	Konaka Co., Ltd.	107,760	978,827
# *	Kosugi Sangyo Co., Ltd.	416,000	120,341
	Ku Holdings Co., Ltd.	68,200	261,568
	Kura Corp.	79	176,239
	Kurabo Industries, Ltd.	879,000	2,171,481
	Kuraudia Co., Ltd.	4,800	42,980

3

	Kuroganeya Co., Ltd.	14,000	54,488
	K’s Holdings Corp.	137,572	3,922,106
#	Kyoritsu Maintenance Co., Ltd.	50,960	1,056,360
#	Kyoto Kimono Yuzen Co., Ltd.	572	485,721
	Kyowa Leather Cloth Co., Ltd.	75,400	445,236
# *	Laox Co., Ltd.	206,000	192,149
#	Look, Inc.	102,000	164,371
#	Maezawa Kyuso Industries Co., Ltd.	51,700	912,936
# *	Magara Construction Co., Ltd.	135,000	163,884
# *	Mamiya-Op Co., Ltd.	285,000	275,486
	Marche Corp.	23,000	193,494
#	Mars Engineering Corp.	77,900	1,039,296
	Marubeni Telecom Co., Ltd.	207	145,566
#	Maruei Department Store Co., Ltd.	136,000	406,105
*	Maruishi Holdings Co., Ltd.	214,000	1,926
# *	Maruzen Co., Ltd. (6569583)	329,000	446,274
	Maruzen Co., Ltd. (6573498)	46,000	204,976
#	Matsuya Co., Ltd.	189,000	3,727,680
#	Matsuya Foods Co., Ltd.	66,600	823,807
	Meiwa Industry Co., Ltd.	38,000	102,410
#	Mikuni Corp.	114,000	358,487
# *	Misawa Homes Co., Inc.	128,100	705,479
	Misawa Resort Co., Ltd.	194,000	768,021
	MISUMI Group, Inc.	76,300	1,333,258
	Mitsuba Corp.	155,690	958,209
#	Mitsui Home Co., Ltd.	228,000	999,918
	Miyuki Keori Co., Ltd.	106,000	296,213
	Mizuno Corp.	462,000	2,938,845
#	MOS Food Services, Inc.	113,000	1,523,988
#	MR Max Corp.	127,200	555,149
	Mutow Co., Ltd.	79,400	360,811
# *	Naigai Co., Ltd.	236,000	210,923
#	Nexyz Corp.	3,700	163,313
	Nice Holdings, Inc.	409,000	1,447,364
#	Nichimo Corp.	667,000	406,898
	Nichirei Corp.	369,000	1,538,829
#	Nidec Copal Corp.	202,800	2,871,781
#	Nidec Tosok Corp.	62,600	471,136
#	Nihon Eslead Corp.	53,048	778,260
	Nihon Tokushu Toryo Co., Ltd.	56,000	279,955
#	Nihon Unisys, Ltd.	73,500	1,028,954
	Nikko Travel Co., Ltd.	12,200	51,264
	Nippon Felt Co., Ltd.	69,000	381,287
#	Nippon Piston Ring Co., Ltd.	262,000	440,837
	Nippon Seiki Co., Ltd.	155,000	3,352,133
#	Nishimatsuya Chain Co., Ltd.	228,900	3,224,243
	Nissan Shatai Co., Ltd.	537,000	4,235,617
#	Nissen Holdings Co., Ltd.	213,100	1,356,721
	Nittan Valve Co., Ltd.	85,000	539,463
	Nitto Kako Co., Ltd.	98,000	93,081
	Noritake Co., Ltd.	557,000	2,440,658
#	Noritsu Koki Co., Ltd.	121,100	2,476,173
# *	Omikenshi Co., Ltd.	176,000	113,422
*	Orient Watch Co., Ltd.	12,000	4,428
	Pacific Industrial Co., Ltd.	187,000	863,663

4

#	PanaHome Corp.	546,000	3,732,300
#	Parco Co., Ltd.	285,000	3,786,651
#	Paris Miki, Inc.	191,900	2,530,747
	Piolax, Inc.	45,600	955,165
	Press Kogyo Co., Ltd.	385,000	2,028,585
	Q.P. Corp.	109,900	1,126,106
*	Renown, Inc.	162,800	1,297,498
	Resorttrust, Inc.	178,608	3,764,113
#	Rhythm Watch Co., Ltd.	454,000	608,640
#	Right On Co., Ltd.	103,225	1,231,255
#	Riken Corp.	368,000	2,064,888
#	Ringer Hut Co., Ltd.	76,800	989,050
	Roland Corp.	90,700	2,640,785
#	Round One Corp.	1,227	2,978,597
#	Royal Co., Ltd.	142,000	1,516,355
#	Sagami Chain Co., Ltd.	78,000	808,796
	Sagami Co., Ltd.	80,000	124,219
	Sagami Rubber Industries Co., Ltd.	15,000	45,927
#	Saint Marc Holdings Co., Ltd.	38,300	1,867,623
#	Saizeriya Co., Ltd.	176,900	2,819,889
#	Sakai Ovex Co., Ltd.	205,000	341,431
	Sanden Corp.	499,000	2,704,617
#	Sanei-International Co., Ltd.	61,800	1,390,153
	Sankyo Seiko Co., Ltd.	209,000	530,558
#	Sanoh Industrial Co., Ltd.	118,000	952,719
#	Sanrio Co., Ltd.	291,900	2,582,387
*	Sansui Electric Co., Ltd.	4,135,000	298,561
	Sanyo Housing Nagoya Co., Ltd.	363	441,634
#	Sanyo Shokai, Ltd.	474,000	3,735,687
#	Seiko Holdings Corp.	401,407	1,914,775
#	Seiren Co., Ltd.	221,000	1,843,199
	Senshukai Co., Ltd.	164,000	1,672,993
	Shikibo, Ltd.	421,000	493,546
	Shimachu Co., Ltd.	44,900	1,334,284
	Shinyei Kaisha	96,000	197,966
#	Shiroki Co., Ltd.	310,000	895,927
#	Shobunsha Publications, Inc.	53,500	459,385
#	Shochiku Co., Ltd.	449,000	3,399,733
	Showa Corp.	254,100	2,160,395
# *	Silver Seiko, Ltd.	1,091,000	386,366
	SKY Perfect JSAT Corp.	4,196	1,781,700
	SNT Corp.	96,300	635,337
*	Sofmap Co., Ltd.	43,100	138,498
	Soft99 Corp.	73,400	503,350
# *	Solid Group Holdings Co., Ltd.	710,600	242,510
	Sotoh Co., Ltd.	51,000	557,510
	SPK Corp.	16,800	226,324
#	Suminoe Textile Co., Ltd.	267,000	658,349
	Sumitomo Forestry Co., Ltd.	11,666	84,427
	Suzutan Co., Ltd.	26,200	81,107
# *	SxL Corp.	493,000	316,519
	Tachikawa Corp.	50,800	339,661
#	Tachi-S Co., Ltd.	122,640	942,220
	Takamatsu Corp.	135,500	2,008,654
#	Taka-Q Co., Ltd.	73,500	151,230

5

#	TAKE AND GIVE. NEEDS Co., Ltd.	1,213	179,387
#	Tasaki Shinju Co., Ltd.	116,000	453,854
	Taya Co., Ltd.	5,000	37,626
	TBK Co., Ltd.	90,000	537,259
	TDF Corp.	27,000	72,612
#	Tecmo, Ltd.	79,800	1,079,704
#	Teikoku Piston Ring Co., Ltd.	111,000	1,158,515
	Teikoku Sen-I Co., Ltd.	80,000	305,426
	Telepark Corp.	146	178,405
# *	Ten Allied Co., Ltd.	50,000	170,013
	Tenma Corp.	111,000	1,969,335
#	The Japan General Estate Co., Ltd.	121,900	2,077,557
	The Japan Wool Textile Co., Ltd.	316,000	2,539,912
	Tigers Polymer Corp.	59,000	296,548
	Toabo Corp.	219,000	202,108
	Toei Co., Ltd.	438,000	2,781,528
# *	Tohoku Misawa Homes Co., Ltd.	37,500	124,209
*	Tokai Kanko Co., Ltd.	398,999	225,503
	Tokai Senko K.K., Nagoya	102,000	133,129
# *	Tokyo Dome Corp.	671,000	3,646,612
	Tokyo Kaikan Co., Ltd.	12,000	70,004
	Tokyo Soir Co., Ltd.	49,000	145,289
#	Tokyo Style Co., Ltd.	354,000	3,766,509
#	Tokyotokeiba Co., Ltd.	971,000	2,432,450
#	Tokyu Recreation Co., Ltd.	77,000	480,214
#	Tomy Co., Ltd.	321,793	2,342,411
# *	Tonichi Carlife Group, Inc.	108,000	152,644
	Toppan Forms Co., Ltd.	90,700	874,393
	Topre Corp.	185,000	1,972,305
*	Tosco Co., Ltd.	81,000	278,632
	Totenko Co., Ltd.	57,000	123,113
#	Touei Housing Corp.	92,440	854,837
	Toyo Radiator Co., Ltd.	260,000	1,699,106
#	Toyo Tire & Rubber Co., Ltd.	730,000	2,810,498
	Toyobo Co., Ltd.	123,000	262,125
#	Tsukamoto Co., Ltd.	67,000	101,336
	Tsutsumi Jewelry Co., Ltd.	69,300	1,427,256
#	Unitika, Ltd.	1,673,000	2,064,258
#	U-Shin, Ltd.	97,000	496,710
*	Verite Co., Ltd.	24,000	35,333
# *	Victor Co. of Japan, Ltd.	403,000	838,232
	Watabe Wedding Corp.	29,500	391,241
#	Watami Food Service Co., Ltd.	144,800	2,379,077
	Wondertable, Ltd.	97,000	116,457
#	Xebio Co., Ltd.	35,800	1,155,098
#	Yamatane Corp.	338,000	373,541
	Yamato International, Inc.	43,000	272,130
	Yellow Hat, Ltd., Tokyo	75,600	501,759
	Yokohama Reito Co., Ltd.	179,000	1,391,987
#	Yomiuri Land Co., Ltd.	276,000	1,065,303
	Yonex Co., Ltd.	41,000	251,889
#	Yorozu Corp.	75,400	1,117,277
	Yoshimoto Kogyo Co., Ltd.	120,000	1,664,827
#	Yoshinoya Holdings Co., Ltd.	2,227	3,764,834
#	Zenrin Co., Ltd.	134,000	4,251,629

6

#	Zensho Co., Ltd.	381,800	3,795,929
Total Consumer Discretionary			349,542,314

Consumer Staples — (7.2%)
#	Aderans Holdings Co., Ltd.	146,350	2,326,226
*	Aeon Hokkaido Corp.	58,800	180,356
	Ahjikan Co., Ltd.	10,500	80,684
#	Ariake Japan Co., Ltd.	116,800	2,312,867
#	Asahi Soft Drinks Co., Ltd.	186,500	3,570,155
	Cawachi, Ltd.	83,400	2,234,083
	CFS Corp.	90,500	419,480
#	Chubu Shiryo Co., Ltd.	91,000	905,055
	Chuo Gyorui Co., Ltd.	93,000	227,713
	Coca-Cola Central Japan Co., Ltd.	311	2,357,240
	CVS Bay Area, Inc.	55,000	91,767
#	DyDo Drinco, Inc.	57,200	2,295,755
	Echo Trading Co., Ltd.	11,000	100,979
	Ensuiko Sugar Refining Co., Ltd.	103,000	199,056
#	Fancl Corp.	244,600	2,993,789
# *	First Baking Co., Ltd.	140,000	180,245
	Fuji Oil Co., Ltd.	304,700	2,353,701
	Fujicco Co., Ltd.	121,600	1,318,690
# *	Fujiya Co., Ltd.	564,000	884,400
	Hagoromo Foods Corp.	41,000	357,703
	Harashin Narus Holdings Co., Ltd.	63,100	656,069
# *	Hayashikane Sangyo Co., Ltd.	267,000	256,169
	Heiwado Co., Ltd.	209,000	3,789,929
# *	Hohsui Corp.	120,000	158,192
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	550,943
#	Hokuto Corp.	113,300	1,838,347
#	Inageya Co., Ltd.	179,000	1,473,450
	Itochu-Shokuhin Co., Ltd.	44,300	1,230,806
	Itoham Foods, Inc.	729,000	2,988,403
	Izumiya Co., Ltd.	300,000	1,637,630
	J-Oil Mills, Inc.	563,000	1,709,912
	Kameda Seika Co., Ltd.	71,800	1,009,796
	Kasumi Co., Ltd.	216,000	1,188,133
#	Katokichi Co., Ltd.	549,300	3,495,737
#	Key Coffee, Inc.	78,700	1,072,270
#	Kibun Food Chemifa Co., Ltd.	95,000	869,908
	Kirindo Co., Ltd.	22,800	162,779
	Kyodo Shiryo Co., Ltd.	313,000	395,933
#	Kyokuyo Co., Ltd.	380,000	689,485
#	Life Corp.	188,900	2,554,547
	Lion Corp.	306,000	1,460,143
	Mandom Corp.	84,400	2,230,645
	Marudai Food Co., Ltd.	454,000	1,048,944
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,255,265
	Maruya Co., Ltd.	14,000	34,512
# *	Matsumotokiyoshi Holdings Co., Ltd.	37,400	742,177
	Maxvalu Tohok Co., Ltd.	18,200	165,581
	Maxvalu Tokai Co., Ltd.	61,000	922,428
	Meiji Dairies Corp.	31,000	156,353
#	Meito Sangyo Co., Ltd.	79,900	1,550,547
	Mercian Corp.	424,000	924,460

7

	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,144,204
#	Milbon Co., Ltd.	43,940	1,274,822
	Ministop Co., Ltd.	100,000	1,807,707
	Mitsui Sugar Co., Ltd.	477,850	2,078,746
	Miyoshi Oil & Fat Co., Ltd.	246,000	378,618
#	Morinaga & Co., Ltd.	933,000	2,029,134
	Morinaga Milk Industry Co., Ltd.	875,000	2,486,068
	Morishita Jinton Co., Ltd.	47,800	127,525
	Morozoff, Ltd.	110,000	351,586
#	Nagatanien Co., Ltd.	121,000	926,814
#	Nakamuraya Co., Ltd.	208,000	976,237
#	Nichimo Co., Ltd.	112,000	178,587
#	Nihon Chouzai Co., Ltd.	23,000	416,557
	Niitaka Co., Ltd.	7,260	54,804
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,152,252
	Nippon Flour Mills Co., Ltd.	620,000	2,322,482
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	302,623
	Nippon Suisan Kaisha, Ltd.	241,000	1,301,378
	Nissin Sugar Manufacturing Co., Ltd.	152,000	299,682
	Nitto Flour Milling Co., Ltd.	64,000	197,942
#	Oenon Holdings, Inc.	201,000	471,268
	Oie Sangyo Co., Ltd.	20,900	154,004
	Okuwa Co., Ltd.	156,000	2,165,083
	Olympic Corp.	66,700	463,465
	Oriental Yeast Co., Ltd.	103,000	523,611
	Pietro Co., Ltd.	10,300	90,567
#	Pigeon Corp.	69,600	1,205,706
	Poplar Co., Ltd.	25,760	177,322
*	Prima Meat Packers, Ltd.	724,000	766,538
	Riken Vitamin Co., Ltd.	81,400	2,274,407
	Rock Field Co., Ltd.	42,100	638,123
#	Ryoshoku, Ltd.	157,300	3,265,397
	S Foods, Inc.	103,500	885,512
#	Sakata Seed Corp.	175,600	2,421,293
	Seijo Corp.	33,600	670,936
# *	Seiyu, Ltd.	1,479,000	1,860,249
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	957,981
	Shoei Foods Corp.	44,000	201,690
#	Showa Sangyo Co., Ltd.	620,000	1,531,429
#	Snow Brand Milk Products Co., Ltd.	924,500	3,090,391
	Snow Brand Seed Co., Ltd.	30,000	105,394
	Sogo Medical Co., Ltd.	23,500	686,830
	Sonton Food Industry Co., Ltd.	43,000	355,076
#	Sotetsu Rosen Co., Ltd.	70,000	279,317
#	Starzen Corp.	286,000	671,719
	Sugi Pharmacy Co., Ltd.	124,700	3,729,574
#	T.Hasegawa Co., Ltd.	142,700	2,314,849
#	Takara Holdings, Inc.	365,000	2,265,901
# *	The Maruetsu, Inc.	428,000	3,059,603
	The Nisshin Oillio Group, Ltd.	601,000	2,308,513
	Three F Co., Ltd.	17,700	116,967
#	Tobu Store Co., Ltd.	220,000	866,074
	Toho Co., Ltd.	162,000	554,930
#	Tohto Suisan Co., Ltd.	120,000	223,319
#	Tokyu Store Chain Corp.	240,000	1,083,495

8

	Torigoe Co., Ltd.	80,000	540,450
*	Toyo Sugar Refining Co., Ltd.	157,000	186,513
	Tsukiji Uoichiba Co., Ltd.	57,000	95,363
	Tsuruha Holdings, Inc.	46,400	1,590,333
	U. Store Co., Ltd.	63,600	472,127
	Unicafe, Inc.	14,260	196,185
#	Unicharm Petcare Corp.	50,000	2,347,784
	Unimat Offisco Corp.	87,400	1,049,365
#	Valor Co., Ltd.	178,400	2,412,381
	Warabeya Nichiyo Co., Ltd.	52,760	764,370
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	452,282
#	Yaoko Co., Ltd.	70,900	2,102,055
#	Yomeishu Seizo Co., Ltd.	102,000	1,059,126
	Yonekyu Corp.	100,500	984,174
	Yuasa Funashoku Co., Ltd.	112,000	282,800
	Yukiguni Maitake Co., Ltd.	77,180	267,999
	Yutaka Foods Corp.	6,000	76,026
Total Consumer Staples			142,733,071

Energy — (1.1%)
#	AOC Holdings, Inc.	121,800	1,976,391
#	BP Castrol K.K.	69,800	237,516
# *	Fuji Kosan Co., Ltd.	264,000	342,659
	Itochu Enex Co., Ltd.	330,300	2,433,776
	Japan Oil Transportation Co., Ltd.	79,000	169,168
	Kanto Natural Gas Development Co., Ltd.	202,000	1,227,684
#	Kyoei Tanker Co., Ltd.	115,000	461,612
	Mitsuuroko Co., Ltd.	234,200	1,615,216
#	Modec, Inc.	130,400	4,353,284
#	Nippon Gas Co., Ltd.	153,000	1,101,769
	Nippon Seiro Co., Ltd.	64,000	276,271
#	Sala Corp.	121,000	610,823
	San-Ai Oil Co., Ltd.	266,000	1,037,255
	Shinko Plantech Co., Ltd.	159,000	2,555,601
	Sinanen Co., Ltd.	266,000	1,295,300
#	Toa Oil Co., Ltd.	369,000	567,308
#	Toyo Kanetsu K.K.	478,000	1,380,078
Total Energy			21,641,711

Financials — (7.1%)
#	Azel Corp.	214,000	605,770
#	Bank of the Ryukyus, Ltd.	125,080	1,727,717
#	Central Finance Co., Ltd.	341,000	740,934
#	Century Leasing System, Inc.	186,200	1,651,063
#	Cosmo Securities Co., Ltd.	1,419,000	1,833,528
# *	Creed Corp.	120	304,930
#	Daiko Clearing Services Corp.	51,000	369,256
	Fukushima Bank, Ltd.	790,000	806,085
#	Fuyo General Lease Co., Ltd.	108,000	3,203,472
#	Gro-BeLS Co., Ltd.	177,000	288,974
	Higashi-Nippon Bank, Ltd.	643,000	2,313,834
#	Ichiyoshi Securities Co., Ltd.	165,000	1,823,472
*	Kakuei (L.) Corp.	100,000	900
	Keihanshin Real Estate Co., Ltd.	144,000	732,895
*	Kenedix, Inc.	601	1,146,582

9

	Kirayaka Holdings, Inc.	98,000	139,939
	Kiyo Holdings, Inc.	2,247,000	3,779,063
#	Kobayashi Yoko Co., Ltd.	30,400	208,182
#	Kosei Securities Co., Ltd.	295,000	402,660
#	Marusan Securities Co., Ltd.	263,000	2,646,967
#	Meiwa Estate Co., Ltd.	89,300	955,671
	Mito Securities Co., Ltd.	278,000	1,155,552
	Mitsubishi UFJ Financial Group, Inc.	890	8,789
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,071
*	NIS Group Co., Ltd.	100,425	302,344
#	Nisshin Fudosan Co., Ltd.	81,100	647,168
#	Okasan Holdings, Inc.	187,000	1,197,833
#	OMC Card, Inc.	136,100	551,094
	Ricoh Leasing Co., Ltd.	107,900	2,529,789
# *	RISA Partners, Inc.	286	726,858
	Sankei Building Co., Ltd.	235,000	2,224,445
# *	Seven Seas Holdings Co., Ltd.	194,000	126,479
	Shikoku Bank, Ltd.	762,000	3,130,351
#	Shimizu Bank, Ltd.	32,900	1,429,014
# *	Shinki Co., Ltd.	217,500	209,610
	Suruga Corp.	134,600	2,559,661
#	Tachihi Enterprise Co., Ltd.	42,650	2,538,824
	Takagi Securities Co., Ltd.	208,000	610,808
	The Aichi Bank, Ltd.	35,000	3,098,044
	The Akita Bank, Ltd.	701,000	3,537,129
	The Aomori Bank, Ltd.	627,000	2,590,302
	The Awa Bank, Ltd.	271,000	1,627,868
#	The Bank of Ikeda, Ltd.	70,300	2,846,081
#	The Bank of Iwate, Ltd.	66,500	4,230,096
	The Bank of Nagoya, Ltd.	193,297	1,236,615
	The Bank of Okinawa, Ltd.	76,500	2,977,934
	The Bank of Saga, Ltd.	599,000	2,158,786
# *	The Chiba Kogyo Bank, Ltd.	174,200	2,482,351
	The Chukyo Bank, Ltd.	751,000	2,323,025
	The Daisan Bank, Ltd.	637,000	2,177,504
	The Daito Bank, Ltd.	481,000	504,441
	The Ehime Bank, Ltd.	609,000	2,300,839
	The Eighteenth Bank, Ltd.	630,000	2,274,761
	The Fukui Bank, Ltd.	864,000	2,813,570
	The Hokkoku Bank, Ltd.	232,000	1,191,738
	The Hokuetsu Bank, Ltd.	898,000	2,188,987
	The Hyakugo Bank, Ltd.	74,000	436,916
	The Kagawa Bank, Ltd.	276,350	1,518,345
	The Kagoshima Bank, Ltd.	198,500	1,425,813
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,332,388
	The Kita-Nippon Bank, Ltd.	30,506	1,239,078
	The Michinoku Bank, Ltd.	538,000	1,731,110
	The Minato Bank, Ltd.	1,470,000	3,390,016
	The Miyazaki Bank, Ltd.	507,000	2,149,011
	The Nagano Bank, Ltd.	322,000	863,951
	The Nanto Bank, Ltd.	284,000	1,634,657
	The Ogaki Kyoritsu Bank, Ltd.	195,000	1,149,358
	The Oita Bank, Ltd.	517,000	3,114,420
	The San-in Godo Bank, Ltd.	178,000	1,628,551

10

#	TOC Co., Ltd.	443,950	3,797,521
	Tochigi Bank, Ltd.	396,000	2,368,208
	Toho Bank, Ltd.	799,000	3,337,727
#	Toho Real Estate Co., Ltd.	195,000	1,494,013
	Tohoku Bank, Ltd.	340,000	609,701
	Tokai Tokyo Securities Co., Ltd.	190,000	920,893
	Tokushima Bank, Ltd.	274,200	1,740,637
#	Tokyo Rakutenchi Co., Ltd.	227,000	843,506
#	Tokyo Theatres Co., Inc.	307,000	645,997
	Tokyo Tomin Bank, Ltd.	34,100	1,226,591
	Tokyu Community Corp.	49,400	1,270,827
#	Tokyu Livable, Inc.	132,300	1,876,059
	Tomato Bank, Ltd.	407,000	891,002
#	Tottori Bank, Ltd.	336,000	932,987
# *	Towa Bank, Ltd.	833,000	1,004,810
#	Towa Real Estate Development Co., Ltd.	371,000	825,599
#	Toyo Securities Co., Ltd.	315,000	1,523,025
	Yamagata Bank, Ltd.	615,000	3,564,883
	Yamanashi Chuo Bank, Ltd.	188,000	1,181,334
	Yuraku Real Estate Co., Ltd.	212,000	756,046
Total Financials			140,616,635

Health Care — (3.4%)
	Aloka Co., Ltd.	104,000	1,461,875
	As One Corp.	64,880	1,692,028
	ASKA Pharmaceutical Co., Ltd.	103,000	916,156
	Create Medic Co., Ltd.	28,000	260,862
	Eiken Chemical Co., Ltd.	81,000	693,356
	FALCO biosystems, Ltd.	35,200	255,603
#	Fuso Pharmaceutical Industries, Ltd.	330,000	904,001
*	Green Hospital Supply, Inc.	624	649,444
	Hitachi Medical Corp.	138,000	1,190,153
	Hogy Medical Co., Ltd.	56,000	2,549,329
	Iwaki & Co., Ltd.	55,000	122,359
# *	Japan Medical Dynamic Marketing, Inc.	44,900	139,219
#	Jeol, Ltd.	275,000	1,249,858
	JMS Co., Ltd.	129,000	309,371
	Kaken Pharmaceutical Co., Ltd.	397,000	2,730,724
	Kawamoto Corp.	4,000	15,098
	Kawanishi Holdings, Ltd.	7,400	80,311
	Kawasumi Laboratories, Inc.	45,000	286,765
	Kissei Pharmaceutical Co., Ltd.	196,000	3,995,586
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,244,456
	Kyorin Co., Ltd.	203,000	2,379,225
	Miraca Holdings, Inc.	156,000	3,800,167
	Mochida Pharmaceutical Co., Ltd.	430,000	4,337,842
#	Nichii Gakkan Co.	124,500	1,786,112
	Nihon Kohden Corp.	159,000	3,797,463
#	Nikkiso Co., Ltd.	243,000	2,065,391
#	Nippon Chemiphar Co., Ltd.	119,000	584,865
	Nippon Kayaku Co., Ltd.	137,000	1,118,206
	Nippon Shinyaku Co., Ltd.	243,000	2,414,720
#	Nipro Corp.	211,000	4,080,891
	Nissui Pharmaceutical Co., Ltd.	67,800	494,326
#	Paramount Bed Co., Ltd.	109,400	1,609,325

11

	Rion Co., Ltd.	5,000	32,382
	Rohto Pharmaceutical Co., Ltd.	399,000	4,775,017
	Seikagaku Corp.	203,900	2,393,258
#	SSP Co., Ltd.	436,000	2,163,282
#	Sundrug Co., Ltd.	44,600	1,102,338
	Torii Pharmaceutical Co., Ltd.	98,900	1,711,744
#	Towa Pharmaceutical Co., Ltd.	57,800	2,627,193
# *	Toyama Chemicals Co., Ltd.	140,000	918,313
	Tsumura & Co.	53,500	1,128,229
	Vital-Net, Inc.	146,300	897,959
	Wakamoto Pharmaceutical Co., Ltd.	102,000	383,567
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,488,057
Total Health Care			68,836,426

Industrials — (20.7%)
#	A&A Material Corp.	235,000	279,664
#	Advan Co., Ltd.	102,100	861,843
	ADVANEX, Inc.	121,000	169,770
#	Aeon Delight Co., Ltd.	142,800	2,972,977
	Aica Kogyo Co., Ltd.	243,000	2,317,666
#	Aichi Corp.	267,800	3,001,531
	Aida Engineering, Ltd.	273,000	1,638,142
	Airport Facilities Co., Ltd.	190,970	1,274,636
	Airtech Japan, Ltd.	26,700	188,623
	Alps Logistics Co., Ltd.	53,900	512,405
# *	Altech Co., Ltd.	23,000	78,958
#	Altech Corp.	38,150	531,453
#	Amano Corp.	283,000	3,320,493
	Ando Corp.	264,000	417,355
#	Anest Iwata Corp.	152,000	675,489
#	ART Corp.	38,000	1,021,044
	Asahi Diamond Industrial Co., Ltd.	251,000	1,881,555
	Asahi Kogyosha Co., Ltd.	101,000	339,428
	Asahi Pretec Corp.	126,550	3,624,512
	Asanuma Corp.	234,000	370,590
	Asia Air Survey Co., Ltd.	32,000	121,286
	Asunaro Aoki Construction Co., Ltd.	171,000	1,108,340
	Ataka Construction & Engineering Co., Ltd.	60,000	158,701
	Bando Chemical Industries, Ltd.	349,000	1,561,566
	Biken Techno Corp.	14,100	63,617
	Bunka Shutter Co., Ltd.	245,000	1,015,855
	Central Glass Co., Ltd.	617,000	2,282,781
#	Central Security Patrols Co., Ltd.	45,800	416,972
#	Chudenko Corp.	220,000	4,188,948
#	Chugai Ro Co., Ltd.	335,000	1,178,600
#	Chuo Denki Kogyo Co., Ltd.	92,000	952,364
#	CKD Corp.	236,000	1,813,360
	Commuture Corp.	157,202	896,565
#	Cosel Co., Ltd.	147,100	2,027,111
	CTI Engineering Co., Ltd.	45,100	312,250
	Dai-Dan Co., Ltd.	160,000	774,769
	Daihen Corp.	471,000	2,658,533
	Daiho Corp.	202,000	266,471
#	Daiichi Jitsugyo Co., Ltd.	198,000	919,968
	Daimei Telecom Engineering Corp.	143,000	1,117,224

12

#	Daiseki Co., Ltd.	140,712	4,739,952
*	Daisue Construction Co., Ltd.	316,500	196,892
#	Daiwa Industries, Ltd.	173,000	1,042,235
	Danto Holdings Corp.	92,000	212,107
	Denyo Co., Ltd.	93,000	918,877
	DMW Corp.	4,800	97,964
# *	Dream Incubator, Inc.	168	229,486
# *	Eneserve Corp.	110,900	472,416
#	Enshu, Ltd.	215,000	305,834
	Freesia Macross Corp.	1,355,000	330,666
#	Fudo Tetra Corp.	619,800	759,116
# *	Fujisash Co., Ltd.	106,300	114,964
#	Fujita Corp.	115,010	344,690
	Fujitec Co., Ltd.	312,000	1,808,274
	Fukuda Corp.	136,000	493,877
	Fukusima Industries Corp.	30,500	269,021
#	Fukuyama Transporting Co., Ltd.	959,000	4,053,545
	Funai Consulting, Co., Ltd.	102,000	671,273
#	Furukawa Co., Ltd.	1,428,000	3,176,772
	Furusato Industries, Ltd.	52,000	534,945
	Futaba Corp.	163,800	3,416,379
	Gecoss Corp.	116,700	641,550
#	GS Yuasa Corp.	1,282,000	2,749,077
#	Hakuyosha Co., Ltd.	88,000	260,074
#	Hamai Co., Ltd.	97,000	180,471
	Hanwa Co., Ltd.	745,000	3,551,057
	Hazama Corp.	293,600	326,543
	Hibiya Engineering, Ltd.	133,000	1,078,689
	Hitachi Metals Techno, Ltd.	57,500	290,217
#	Hitachi Plant Technologies, Ltd.	681,570	2,969,697
#	Hitachi Tool Engineering, Ltd.	96,500	1,138,957
	Hitachi Transport System, Ltd.	358,000	4,122,942
*	Hitachi Zosen Corp.	602,000	909,144
	Hokuetsu Industries Co., Ltd.	96,000	387,901
	Hokuriku Electrical Construction Co., Ltd.	56,000	160,701
#	Hosokawa Micron Corp.	147,000	1,237,982
#	Howa Machinery, Ltd.	389,000	349,471
	IBJ Leasing Co., Ltd.	127,800	2,204,918
	Ichiken Co., Ltd.	105,000	280,129
#	Ichinen Co., Ltd.	73,000	389,968
#	Idec Corp.	135,500	1,567,392
	Iino Kaiun Kaisha, Ltd.	355,000	4,160,081
	i-Logistics Corp.	91,000	187,119
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,301,638
	Inabata and Co., Ltd.	226,000	1,303,644
# *	Inoue Kogyo Co., Ltd.	425,000	364,475
#	Inui Steamship Co., Ltd.	83,000	1,738,163
# *	Iseki & Co., Ltd.	779,000	1,334,398
# *	Ishikawa Seisakusho, Ltd.	154,000	126,290
*	Ishikawajima Construction Materials Co., Ltd.	43,000	67,656
	Ishikawajima Transport Machinery Co., Ltd.	73,000	320,873
#	Itoki Corp.	179,000	1,289,681
	Iwasaki Electric Co., Ltd.	266,000	581,048
#	Iwatani International Corp.	870,000	2,755,797
# *	J Bridge Corp.	276,000	130,212

13

#	Jalux, Inc.	44,400	809,287
#	Jamco Corp.	84,000	724,368
# *	Japan Bridge Corp.	44,350	92,500
#	Japan Cash Machine Co., Ltd.	102,115	797,138
	Japan Foundation Engineering Co., Ltd.	95,600	253,813
#	Japan Kenzai Co., Ltd.	95,940	460,887
	Japan Pulp & Paper Co., Ltd.	514,000	1,899,014
*	Japan Servo Co., Ltd.	80,000	640,475
	Japan Steel Tower Co., Ltd.	44,000	250,289
#	Japan Transcity Corp.	236,000	1,116,855
	K.R.S. Corp.	39,200	378,850
#	Kamagai Gumi Co., Ltd.	532,800	665,438
	Kamei Corp.	121,000	593,797
	Kanaden Corp.	121,000	737,738
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	959,628
	Kanamoto Co., Ltd.	114,000	829,448
#	Kandenko Co., Ltd.	164,000	1,031,978
*	Kanematsu Corp.	1,481,625	2,457,071
# *	Kanematsu-NNK Corp.	125,000	135,152
#	Katakura Industries Co., Ltd.	119,000	2,071,949
	Kato Works Co., Ltd.	202,000	882,742
# *	Kawada Industries, Inc.	158,000	300,210
	Kawagishi Bridge Works Co., Ltd.	38,000	119,519
	Kawaguchi Metal Industries Co., Ltd.	11,000	36,614
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	482,016
# *	Kimmon Manufacturing Co., Ltd.	180,000	225,738
# *	Kimura Chemical Plants Co., Ltd.	61,000	614,066
#	Kinki Sharyo Co., Ltd.	212,000	690,679
#	Kinsho Corp.	91,000	359,416
	Kintetsu World Express, Inc.	120,000	4,556,939
	Kioritz Corp.	239,000	605,483
#	Kitagawa Iron Works Co., Ltd.	344,000	675,074
#	Kitano Construction Corp.	258,000	525,947
	Kitazawa Sangyo Co., Ltd.	57,000	176,570
	Kitz Corp.	420,000	2,589,070
	Koike Sanso Kogyo Co., Ltd.	155,000	1,230,744
	Koito Industries, Ltd.	102,000	349,828
# *	KOKUSAI KOGYO Holdings Co., Ltd.	129,000	498,052
#	Kokuyo Co., Ltd.	126,325	1,131,479
#	Komai Tekko, Inc.	109,000	189,395
	Komatsu Wall Industry Co., Ltd.	33,700	456,386
	Kondotec, Inc.	40,500	291,350
#	Kosaido Co., Ltd.	79,000	628,753
	Kuroda Electric Co., Ltd.	112,900	1,822,871
	Kyodo Printing Co., Ltd.	311,000	854,989
#	Kyoei Sangyo Co., Ltd.	97,000	317,218
#	Kyokuto Boeki Kaisha, Ltd.	82,000	270,079
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	1,131,066
	Kyosan Electric Manufacturing Co., Ltd.	218,000	769,932
	Kyowa Exeo Corp.	354,000	2,700,837
	Kyudenko Corp.	281,000	1,553,047
# *	Link Consulting Associates - Japan Corp.	63,500	92,138
# *	Lonseal Corp.	127,000	120,201
#	Maeda Corp.	641,000	2,137,772
	Maeda Road Construction Co., Ltd.	327,000	2,700,281

14

	Maezawa Industries, Inc.	59,300	181,686
#	Maezawa Kaisei Industries Co., Ltd.	54,700	668,530
	Makino Milling Machine Co., Ltd.	90,000	677,112
	Marubeni Construction Material Lease Co., Ltd.	78,000	140,531
	Maruka Machinery Co., Ltd.	28,100	253,533
	Maruwn Corp.	66,000	189,498
#	Maruyama Manufacturing Co., Inc.	150,000	401,569
	Maruzen Showa Unyu Co., Ltd.	335,000	1,160,680
#	Matsuda Sangyo Co., Ltd.	90,530	2,537,665
	Matsui Construction Co., Ltd.	98,600	417,695
*	Matsuo Bridge Co., Ltd.	72,000	77,183
	Max Co., Ltd.	188,000	2,195,535
#	Meidensha Corp.	785,050	2,207,553
*	Meiji Machine Co., Ltd.	213,000	96,156
#	Meiji Shipping Co., Ltd.	109,000	702,930
	Meisei Industrial Co., Ltd.	29,000	87,181
#	Meitec Corp.	138,800	4,655,867
	Meito Transportation Co., Ltd.	22,000	173,285
# *	Meiwa Trading Co., Ltd.	140,000	388,661
	Mitani Corp.	54,000	529,776
#	Mitsubishi Cable Industries, Ltd.	736,000	1,068,231
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	903,350
#	Mitsubishi Pencil Co., Ltd.	121,500	1,811,201
#	Mitsuboshi Belting, Ltd.	281,000	1,433,136
#	Mitsui Matsushima Co., Ltd.	347,000	880,802
#	Mitsui-Soko Co., Ltd.	487,000	2,762,365
	Mitsumura Printing Co., Ltd.	95,000	348,293
#	Miura Co., Ltd.	148,600	3,599,491
	Miura Printing Corp.	19,000	49,964
*	Miyairi Valve Manufacturing Co., Ltd.	43,000	58,557
# *	Miyaji Engineering Group	203,000	221,460
# *	Miyakoshi Corp.	48,400	608,038
*	Mori Denki Mfg. Co., Ltd.	628,000	67,478
	Morita Corp.	163,000	880,117
	Moshi Moshi Hotline, Inc.	61,350	3,316,898
	Mystar Engineering Corp.	15,600	73,829
	NAC Co., Ltd.	28,900	223,255
	Nachi-Fujikoshi Corp.	604,000	2,559,948
	Naikai Zosen Corp.	75,000	372,847
#	Nakano Corp.	103,000	311,107
#	Narasaki Sangyo Co., Ltd.	68,000	97,446
	NEC Leasing, Ltd.	72,600	1,144,604
#	NEC System Integration & Construction, Ltd.	172,100	2,049,297
	New Tachikawa Aircraft Co., Ltd.	10,100	345,415
#	Nichias Corp.	435,000	1,473,690
	Nichiban Co., Ltd.	125,000	371,971
#	Nichiha Corp.	126,180	832,063
	Nihon Spindle Manufacturing Co., Ltd.	115,000	330,689
	Nikko Co., Ltd.	127,000	300,308
	Nippei Toyama Corp.	173,000	1,434,112
#	Nippo Corp.	409,000	2,934,005
#	Nippon Carbon Co., Ltd.	406,000	2,118,633
# *	Nippon Conveyor Co., Ltd.	168,000	147,058
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,613,347
	Nippon Denwa Shisetu Co., Ltd.	208,000	574,155

15

	Nippon Filcon Co., Ltd.	75,000	475,077
	Nippon Hume Corp.	91,000	300,191
	Nippon Jogesuido Sekkei Co., Ltd.	289	282,709
#	Nippon Kanzai Co., Ltd.	71,000	2,050,888
	Nippon Koei Co., Ltd., Tokyo	279,000	779,122
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,397,805
#	Nippon Parking Development Co., Ltd.	10,609	534,136
	Nippon Seisen Co., Ltd.	95,000	474,021
#	Nippon Sharyo, Ltd.	506,000	945,945
#	Nippon Shindo Co., Ltd.	50,000	106,377
	Nippon Signal Co., Ltd.	216,000	1,172,749
	Nippon Steel Trading Co., Ltd.	399,000	1,156,833
	Nippon Thompson Co., Ltd.	262,000	1,953,718
	Nippon Tungsten Co., Ltd.	82,000	189,378
	Nippon Yusoki Co., Ltd.	141,000	523,137
#	Nishimatsu Construction Co., Ltd.	979,000	2,767,364
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,242,093
	Nishishiba Electric Co., Ltd.	101,000	274,243
#	Nissei Corp.	107,400	1,174,822
	Nissei Plastic Industrial Co., Ltd.	68,000	300,861
#	Nissha Printing Co., Ltd.	108,200	3,943,441
	Nissin Corp.	351,000	1,159,687
	Nitchitsu Co., Ltd.	60,000	267,915
	Nitta Corp.	104,200	2,317,230
	Nitto Boseki Co., Ltd.	870,000	2,339,172
#	Nitto Electric Works, Ltd.	154,800	1,877,168
	Nitto Kohki Co., Ltd.	78,300	1,590,968
#	Nitto Seiko Co., Ltd.	143,000	1,096,497
	Noda Corp.	33,800	106,336
	Nomura Co., Ltd.	210,000	1,280,244
#	Noritz Corp.	177,100	2,372,822
# *	Oak Capital Corp.	753,354	340,661
	Obayashi Road Corp.	106,000	173,962
	Odakyu Construction Co., Ltd.	63,500	131,109
	Oiles Corp.	101,952	1,935,872
#	Okabe Co., Ltd.	192,000	864,012
#	Okamoto Machine Tool Works, Ltd.	164,000	438,179
	Okamura Corp.	389,000	3,475,166
	Okano Valve Manufacturing Co.	58,000	421,502
#	Oki Electric Cable Co., Ltd.	117,000	212,519
	OKK Corp.	262,000	599,626
#	Okumura Corp.	789,000	3,607,222
	O-M, Ltd.	107,000	1,074,884
#	Onoken Co., Ltd.	72,800	884,595
#	Organo Corp.	203,000	2,238,113
	Oriental Shiraishi Corp.	73,400	180,525
	Original Engineering Consultants Co., Ltd.	9,000	22,664
#	OSG Corp.	85,000	953,621
#	Oyo Corp.	110,400	1,387,524
	P.S. Mitsubishi Construction Co., Ltd.	76,800	216,090
#	Park24 Co., Ltd.	69,500	644,024
# *	Pasco Corp.	242,500	418,438
#	Pasona, Inc.	1,474	1,759,117
# *	Penta-Ocean Construction Co., Ltd.	864,000	1,502,481
# *	PIA Corp.	29,500	462,644

16

#	Pilot Corp.	156	1,569,046
#	PRONEXUS, Inc.	137,000	1,190,166
#	Raito Kogyo Co., Ltd.	199,000	528,052
#	Rasa Industries, Ltd.	277,000	579,411
	Rheon Automatic Machinery Co., Ltd.	64,000	204,684
	Riken Electric Wire Co., Ltd.	39,000	48,965
#	Ryobi, Ltd.	587,000	3,962,838
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	140,046
#	Sagami Railway Co., Ltd.	364,000	1,321,575
# *	Sailor Pen Co., Ltd.	127,000	121,889
#	Sakai Heavy Industries, Ltd.	126,000	233,119
*	Sakurada Co., Ltd.	225,000	63,036
# *	Sanix, Inc.	161,700	538,170
#	Sanki Engineering Co., Ltd.	268,000	1,575,534
	Sanko Metal Industrial Co., Ltd.	118,000	205,309
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,367,293
	Sankyu, Inc., Tokyo	49,000	301,511
	Sanritsu Corp.	17,800	149,277
	Sanyo Denki Co., Ltd.	219,000	1,098,971
	Sanyo Engineering & Construction, Inc.	48,000	214,623
	Sanyo Industries, Ltd., Tokyo	102,000	200,484
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	3,328,517
# *	Sata Construction Co., Ltd.	234,000	249,352
#	Sato Corp.	111,500	1,793,187
	Sato Shoji Corp.	67,000	494,648
	Sawafuji Electric Co., Ltd.	48,000	152,756
	Secom Joshinetsu Co., Ltd.	34,800	839,857
#	Secom Techno Service Co., Ltd.	44,500	1,433,114
	Seibu Electric Industry Co., Ltd.	67,000	307,807
#	Seika Corp.	274,000	718,309
*	Seikitokyu Kogyo Co., Ltd.	335,000	278,617
	Sekisui Jushi Co., Ltd.	166,000	1,380,439
	Senko Co., Ltd.	381,000	1,125,273
	Senshu Electric Co., Ltd.	37,300	616,157
#	Shibaura Mechatronics Corp.	175,000	841,234
#	Shibusawa Warehouse Co., Ltd.	266,000	1,632,737
	Shibuya Kogyo Co., Ltd.	84,500	691,906
	Shin Nippon Air Technologies Co., Ltd.	87,280	469,869
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	619,571
#	Shinko Electric Co., Ltd.	509,000	1,393,833
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	747,696
	Shinmaywa Industries, Ltd.	413,000	1,642,187
#	Shinnihon Corp.	215,900	745,766
	Shinsho Corp.	291,000	1,067,670
	Shinwa Kaiun Kaisha, Ltd.	420,000	3,247,891
	Sho-Bond Corp.	100,800	1,216,253
#	Shoko Co., Ltd.	324,000	459,028
#	Showa Aircraft Industry Co., Ltd.	114,000	1,107,015
#	Showa KDE Co., Ltd.	124,000	160,710
#	Sintokogio, Ltd.	197,000	2,079,110
	Soda Nikka Co., Ltd.	67,000	266,524
	Sodick Co., Ltd.	187,000	932,865
	Space Co., Ltd.	75,320	611,117
	Subaru Enterprise Co., Ltd.	59,000	198,178
	Sugimoto & Co., Ltd.	35,000	458,853

17

# *	Sumitomo Coal Mining Co., Ltd.	851,500	814,072
	Sumitomo Densetsu Co., Ltd.	107,400	626,188
# *	Sumitomo Mitsui Construction Co., Ltd.	419,560	600,998
#	Sumitomo Precision Products Co., Ltd.	180,000	651,758
	Sumitomo Warehouse Co., Ltd.	300,000	1,744,612
	Sun Wave Corp.	155,000	252,882
	Suzuki Metal Industry Co., Ltd.	71,000	192,547
#	SWCC Showa Holdings Co., Ltd.	853,000	1,167,008
#	Taihei Dengyo Kaisha, Ltd.	155,000	1,373,674
#	Taihei Kogyo Co., Ltd.	264,000	1,518,234
# *	Taiheiyo Kaiun Co., Ltd.	167,000	497,849
# *	Taiheiyo Kouhatsu, Inc.	198,000	179,746
	Taiho Kogyo Co., Ltd.	97,700	1,531,102
#	Taikisha, Ltd.	129,000	1,356,634
	Taisei Rotec Corp.	271,000	415,005
	Takada Kiko Co., Ltd.	48,000	138,951
#	Takano Co., Ltd.	53,400	400,963
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	483,940
	Takara Printing Co., Ltd.	39,055	324,612
#	Takara Standard Co., Ltd.	529,000	2,928,072
	Takasago Thermal Engineering Co., Ltd.	299,000	2,708,930
#	Takashima & Co., Ltd.	137,000	206,397
	Takigami Steel Construction Co., Ltd.	50,000	179,211
	Takisawa Machine Tool Co., Ltd.	191,000	310,374
#	Takuma Co., Ltd.	305,000	1,365,346
	Tanseisha Co., Ltd.	74,000	268,643
	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	558,813
#	TCM Corp.	359,000	1,126,660
	Techno Associe Co., Ltd.	59,900	652,484
	Techno Ryowa, Ltd.	66,600	441,368
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	572,639
# *	Tekken Corp.	535,000	661,312
	Teraoka Seisakusho Co., Ltd.	55,000	338,165
*	The Goodwill Group, Inc.	1,346	338,305
#	The Keihin Co., Ltd.	204,000	353,155
	The Kodensha Co., Ltd.	25,000	58,804
	The Nippon Road Co., Ltd.	333,000	542,861
	The Yasuda Warehouse Co., Ltd.	100,900	995,366
*	Toa Corp.	764,000	775,046
#	Toa Doro Kogyo Co., Ltd.	155,000	255,945
# *	Tobishima Corp.	1,365,500	617,393
	Tocalo Co., Ltd.	53,000	853,354
	Todentu Corp.	121,000	295,672
	Toenec Corp.	324,000	1,749,965
#	Tokai Lease Co., Ltd.	86,000	135,435
#	Tokimec, Inc.	272,000	829,197
	Toko Electric Corp.	88,000	232,718
	Tokyo Biso Kogyo Corp.	19,000	105,882
#	Tokyo Energy & Systems, Inc.	129,000	803,454
#	Tokyo Kikai Seisakusho, Ltd.	312,000	779,838
#	Tokyo Leasing Co., Ltd.	223,800	2,144,267
	Tokyo Sangyo Co., Ltd.	78,000	275,989
#	Tokyu Construction Co., Ltd.	366,290	1,527,579
	Toli Corp.	212,000	447,664
	Tomoe Corp.	115,500	337,345

18

#	Tonami Transportation Co., Ltd.	340,000	902,332
#	Tori Holdings Co., Ltd.	2,969,000	484,392
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,317,017
	Toshiba Machine Co., Ltd.	89,000	708,506
#	Toshiba Plant Kensetsu Co., Ltd.	337,000	3,448,418
	Tosho Printing Co., Ltd.	249,000	570,451
	Totetsu Kogyo Co., Ltd.	125,000	732,247
# *	Toyo Construction Co., Ltd.	1,005,000	869,558
#	Toyo Electric Co., Ltd.	159,000	564,727
#	Toyo Engineering Corp.	661,000	4,030,510
#	Toyo Machinery & Metal Co., Ltd.	61,000	303,696
	Toyo Shutter Co., Ltd.	11,800	134,568
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	506,553
#	Trusco Nakayama Corp.	114,100	1,771,339
	Tsubakimoto Chain Co.	609,000	3,921,122
	Tsubakimoto Kogyo Co., Ltd.	97,000	345,394
#	Tsudakoma Corp.	204,000	728,753
#	Tsugami Corp.	272,000	922,582
	Tsukishima Kikai Co., Ltd.	152,000	1,465,898
	Tsurumi Manufacturing Co., Ltd.	96,000	773,291
	Tsuzuki Denki Co., Ltd.	75,000	249,826
	TTK Co., Ltd.	62,000	366,572
#	Uchida Yoko Co., Ltd.	175,000	719,997
#	Ueki Corp.	47,000	76,807
#	Union Tool Co.	79,000	2,672,397
#	Utoc Corp.	99,000	445,594
# *	Venture Link Co., Ltd.	405,500	775,307
# *	Wakachiku Construction Co., Ltd.	395,000	336,084
	Wavelock Holdings Co., Ltd.	31,500	125,086
	Weathernews, Inc.	20,000	90,047
	Yahagi Construction Co., Ltd.	154,000	637,594
	Yamato Corp.	82,000	242,335
	Yamaura Corp.	40,500	107,192
	Yamazen Co., Ltd.	315,000	1,672,353
#	Yokogawa Bridge Holdings Corp.	142,400	820,151
	Yondenko Corp.	136,800	690,285
#	Yuasa Trading Co., Ltd.	800,000	1,160,493
#	Yuken Kogyo Co., Ltd.	156,000	541,619
	Yurtec Corp.	285,000	1,553,754
#	Yushin Precision Equipment Co., Ltd.	49,940	976,786
Total Industrials			411,138,217

Information Technology — (9.3%)
	Aichi Tokei Denki Co., Ltd.	113,000	329,058
	Aiphone Co., Ltd.	72,800	1,148,278
# *	Allied Telesis Holdings K.K.	470,700	209,774
#	Alpha Systems, Inc.	43,500	1,070,248
#	Anritsu Corp.	446,000	1,963,666
	AOI Electronics Co., Ltd.	38,400	458,365
# *	Apic Yamada Corp.	36,000	128,003
#	Arisawa Manufacturing Co., Ltd.	139,400	1,547,968
#	CAC Corp.	70,900	541,374
	Canon Electronics, Inc.	70,000	1,637,684
	Canon Finetech, Inc.	151,070	2,311,871
	Capcom Co., Ltd.	171,600	4,665,895

19

#	Chino Corp.	162,000	455,221
#	CMK Corp.	216,000	1,600,841
	Computer Engineering & Consulting, Ltd.	63,100	581,895
	Core Corp.	45,700	289,986
	Cresco, Ltd.	11,600	98,745
	Dai Nippon Screen Mfg. Co., Ltd.	9,000	50,648
	Daiko Denshi Tsushin, Ltd.	23,000	45,901
	Daiwabo Information System Co., Ltd.	62,000	877,800
#	Denki Kogyo Co., Ltd.	243,000	1,404,804
	DKK TOA Corp.	31,000	106,104
#	DTS Corp.	87,200	1,606,140
#	Dwango Co., Ltd.	140	537,418
#	eAccess, Ltd.	4,747	2,565,929
	Eizo Nanao Corp.	77,600	2,110,423
*	Elna Co., Ltd.	97,000	147,527
#	Enplas Corp.	72,200	875,656
#	Epson Toyocom Corp.	437,000	2,106,277
#	ESPEC Corp.	82,000	560,936
# *	FDK Corp.	436,000	527,566
#	Fuji Soft, Inc.	131,400	2,225,091
*	Fujitsu Component, Ltd.	177	219,263
#	Fujitsu Frontech, Ltd.	80,700	729,456
	Fuso Dentsu Co., Ltd.	16,000	55,748
#	Future Architect, Inc.	1,504	908,046
# *	GMO Internet, Inc.	242,500	670,723
	Hakuto Co., Ltd.	82,500	1,101,326
	Hitachi Business Solution Co., Ltd.	43,200	257,941
	Hitachi Information Systems, Ltd.	150,600	3,427,782
	Hitachi Kokusai Electric, Inc.	319,000	4,159,828
#	Hitachi Maxell, Ltd.	158,100	2,000,907
	Hitachi Software Engineering Co., Ltd.	194,800	4,110,626
	Hitachi Systems & Services, Ltd.	86,000	1,874,469
#	Hochiki Corp.	99,000	545,137
#	Hokuriku Electric Industry Co., Ltd.	316,000	518,475
#	Hosiden Corp.	255,600	4,336,118
#	Icom, Inc.	51,000	1,403,958
# *	Ikegami Tsushinki Co., Ltd.	174,000	320,001
#	Ines Corp.	177,200	923,971
	I-Net Corp.	47,800	343,813
#	Information Services International-Dentsu, Ltd.	106,600	1,065,370
	INTEC Holdings, Ltd.	180,128	2,652,028
#	Invoice, Inc.	40,368	1,428,771
#	Ishii Hyoki Co., Ltd.	24,300	378,489
# *	Iwatsu Electric Co., Ltd.	311,000	379,886
	Japan Aviation Electronics Industry, Ltd.	316,000	4,791,611
	Japan Business Computer Co., Ltd.	76,900	689,442
#	Japan Digital Laboratory Co., Ltd.	116,500	1,649,461
	Japan Radio Co., Ltd.	446,000	1,646,984
	Jastec Co., Ltd.	63,000	583,881
	JBIS Holdings, Inc.	81,700	308,559
	JIEC Co., Ltd.	199	188,414
	Kaga Electronics Co., Ltd.	100,000	1,483,094
# *	Kakaku.com, Inc.	103	426,131
	Kanematsu Electronics, Ltd.	85,300	680,759
*	Kasuga Electric Works, Ltd.	44,000	40,903

20

	Kawatetsu Systems, Inc.	174	183,623
	Koa Corp.	152,800	1,311,464
#	Koei Co., Ltd.	244,400	4,838,265
# *	Kubotek Corp.	407	265,759
	Kyoden Co., Ltd.	160,000	353,991
	Kyowa Electronic Instruments Co., Ltd.	52,000	184,096
#	Macnica, Inc.	62,500	1,336,368
	Marubun Corp.	98,700	817,571
#	Maruwa Co., Ltd.	34,000	578,521
	Maspro Denkoh Corp.	62,600	513,527
#	Megachips Corp.	89,600	1,521,065
# *	Meisei Electric Co., Ltd.	318,000	379,252
#	Melco Holdings, Inc.	9,000	156,604
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,462,243
#	Miroku Jyoho Service Co., Ltd.	107,000	265,696
	Mitsui High-Tec, Inc.	145,700	1,556,486
#	Mitsui Knowledge Industry Co., Ltd.	3,790	790,340
	Moritex Corp.	35,100	147,455
# *	Mutoh Holdings Co., Ltd.	164,000	820,182
# *	Nagano Japan Radio Co., Ltd.	85,000	127,026
	Nakayo Telecommunications, Inc.	49,000	113,454
	NEC Fielding, Ltd.	194,800	2,338,899
	NEC Mobiling, Ltd.	50,900	820,620
# *	NEC Tokin Corp.	392,000	1,609,092
#	Net One Systems Co., Ltd.	1,941	2,216,853
*	Netmarks, Inc.	523	116,362
	New Japan Radio Co., Ltd.	112,000	462,108
	Nichicon Corp.	272,300	2,901,074
#	Nidec Sankyo Corp.	205,000	1,745,472
#	Nihon Dempa Kogyo Co., Ltd.	72,400	3,355,381
#	Nihon Inter Electronics Corp.	94,700	251,291
	Nippon Avionics Co., Ltd.	83,000	244,046
	Nippon Ceramic Co., Ltd.	89,000	1,230,525
	Nippon Chemi-Con Corp.	443,000	2,790,400
	Nippon Systemware Co., Ltd.	30,000	167,777
	Nissho Electronics Corp.	81,600	514,080
	Nohmi Bosai, Ltd.	191,000	1,205,295
	NS Solutions Corp.	38,600	1,120,324
	NSD Co., Ltd.	178,600	2,583,661
	Okaya Electric Industries Co., Ltd.	73,000	529,993
# *	Oki Electric Industry Co., Ltd.	1,850,000	3,154,502
	Ono Sokki Co., Ltd.	105,000	677,247
	Origin Electric Co., Ltd.	107,000	602,131
#	Osaki Electric Co., Ltd.	131,000	679,076
	PCA Corp.	17,500	167,767
# *	Pixela Corp.	33,000	123,335
*	Pulstec Industrial Co., Ltd.	21,200	32,404
	Ricoh Elemex Corp.	77,000	639,340
	Rikei Corp.	22,500	50,054
	Riken Keiki Co., Ltd.	79,900	657,436
	Roland DG Corp.	61,400	3,134,111
	Ryoden Trading Co., Ltd.	155,000	1,201,030
	Ryosan Co., Ltd.	128,300	3,312,067
	Ryoyo Electro Corp.	110,900	1,649,215
#	Sanken Electric Co., Ltd.	267,000	1,422,116

21

	Sanko Co., Ltd.	22,000	108,982
	Sanshin Electronics Co., Ltd.	111,000	1,487,369
#	Satori Electric Co., Ltd.	57,880	686,247
	Saxa Holdings, Inc.	194,000	348,933
	Sekonic Corp.	36,000	120,971
	Shindengen Electric Manufacturing Co., Ltd.	304,000	917,666
#	Shinkawa, Ltd.	70,200	1,063,978
	Shinko Shoji Co., Ltd.	78,000	906,808
	Shizuki Electric Co., Inc.	103,000	369,600
	Siix Corp.	43,000	1,145,207
	SMK Corp.	272,000	2,299,002
	Sokkisha Co., Ltd.	107,000	431,182
#	Sorun Corp.	95,100	532,446
*	SPC Electronics Corp.	48,200	96,882
	SRA Holdings	51,000	871,989
	Star Micronics Co., Ltd.	114,100	3,030,368
#	Sumida Corp.	67,949	993,896
#	Sumisho Computer Systems Corp.	172,700	2,808,461
#	SUNX, Ltd.	120,600	833,857
	SystemPro Co., Ltd.	348	265,806
	Tachibana Eletech Co., Ltd.	64,100	598,280
#	Tamura Corp.	260,000	1,459,433
# *	Teac Corp.	872,000	766,808
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	666,416
#	TIS, Inc.	158,600	3,150,747
	TKC Corp.	103,300	1,837,189
# *	Toko, Inc.	309,000	634,786
	Tokyo Denpa Co., Ltd.	24,900	298,763
	Tokyo Electron Device, Ltd.	361	633,459
#	Tokyo Seimitsu Co., Ltd.	68,400	1,744,375
#	Tomen Electronics Corp.	51,900	670,561
#	Tose Co., Ltd.	23,100	253,327
	Totoku Electric Co., Ltd.	129,000	169,892
	Toukei Computer Co., Ltd.	28,410	411,970
	Towa Corp.	74,800	757,676
#	Toyo Corp.	113,600	1,497,586
#	Trans Cosmos, Inc.	167,900	1,686,111
	Trinity Industrial Corp.	56,000	349,876
	Tsuzuki Densan Co., Ltd.	22,500	84,987
#	Uniden Corp.	221,000	1,325,254
# *	Union Holdings Co., Ltd.	148,000	183,946
	XNET Corp.	91	113,267
	Yamaichi Electronics Co., Ltd.	64,400	257,470
	Yaskawa Information Systems Corp.	40,000	158,642
	Ye Data, Inc.	43,000	81,835
#	Yokowo Co., Ltd.	71,300	454,454
#	Zuken, Inc.	97,700	1,072,403
Total Information Technology			184,155,698

Materials — (8.4%)
	Achilles Corp.	688,000	1,008,350
	Adeka Corp.	359,000	3,804,224
	Agro-Kanesho Co., Ltd.	7,000	53,335
#	Aichi Steel Corp.	376,000	2,101,935
	Arakawa Chemical Industries, Ltd.	69,500	758,098

22

	Aronkasei Co., Ltd.	127,000	542,536
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	1,051,610
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	858,196
	Chugai Mining Co., Ltd.	875,900	326,414
	Chugoku Marine Paints, Ltd.	238,000	2,660,057
#	Chugokukogyo Co., Ltd.	105,000	119,671
*	Co-Op Chemical Co., Ltd.	163,000	184,286
#	Dai Nippon Toryo, Ltd.	501,000	699,617
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	465,428
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	305,601
#	Daiken Corp.	450,000	1,221,008
#	Daiki Aluminium Industry Co., Ltd.	148,000	556,905
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,467,102
#	Daio Paper Corp.	446,000	3,897,676
#	Daiso Co., Ltd.	383,000	1,360,118
	DC Co., Ltd.	117,000	392,252
	Dijet Industrial Co., Ltd.	81,000	161,030
	Dynapac Co., Ltd.	25,000	85,750
	FP Corp.	77,300	2,655,510
#	Fujikura Kasei Co., Ltd.	97,000	835,342
	Fumakilla, Ltd.	87,000	245,470
	Godo Steel, Ltd.	556,000	1,636,478
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	645,135
	Harima Chemicals, Inc.	80,000	408,051
#	Hodogaya Chemical Co., Ltd.	288,000	774,248
	Hokkan Holdings, Ltd.	215,000	676,152
	Hokko Chemical Industry Co., Ltd.	90,000	328,561
#	Hokuetsu Paper Mills, Ltd.	658,000	3,104,400
	Hokushin Co., Ltd.	64,000	188,450
	Honshu Chemical Industry Co., Ltd.	35,000	190,375
	Ihara Chemical Industry Co., Ltd.	155,000	362,943
#	ISE Chemicals Corp.	88,000	773,053
*	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,132,160
#	Ishii Iron Works Co., Ltd.	110,000	226,240
	Japan Carlit Co., Ltd.	59,800	293,326
#	JSP Corp.	109,600	1,156,035
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,159,005
	Kasei (C.I.) Co., Ltd.	119,000	322,270
	Katakura Chikkarin Co., Ltd.	43,000	114,648
	Kawasaki Kasei Chemicals, Ltd.	121,000	224,577
# *	Kishu Paper Co., Ltd.	267,000	391,903
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,203,042
#	Kohsoku Corp.	64,500	384,090
	Konishi Co., Ltd.	69,300	618,181
	Kumiai Chemical Industry Co., Ltd.	296,000	527,768
	Kureha Corp.	660,000	3,503,398
#	Kurimoto, Ltd.	458,000	899,119
#	Kurosaki Harima Corp.	293,000	835,279
#	Lintec Corp.	46,400	741,385
#	MEC Co., Ltd.	62,800	660,936
	Mesco, Inc.	30,000	189,612
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,550,798
	Mitsubishi Shindoh Co., Ltd.	200,000	560,459
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	2,279,745
# *	Mitsui Mining Co., Ltd.	793,500	2,829,689

23

#	Mory Industries, Inc.	154,000	553,462
#	Nakabayashi Co., Ltd.	185,000	344,496
	Nakayama Steel Works, Ltd.	454,000	1,005,702
#	Neturen Co., Ltd., Tokyo	158,000	1,984,148
	Nichia Steel Works, Ltd.	179,900	686,172
#	Nichireki Co., Ltd.	96,000	313,612
	Nifco, Inc.	171,000	4,197,452
	Nihon Kagaku Sangyo Co., Ltd.	81,000	628,492
#	Nihon Matai Co., Ltd.	111,000	174,760
#	Nihon Nohyaku Co., Ltd.	224,000	1,484,931
	Nihon Parkerizing Co., Ltd.	235,000	3,363,342
	Nihon Seiko Co., Ltd.	18,000	45,405
*	Nippon Carbide Industries Co., Inc.	201,000	435,289
	Nippon Chemical Industrial Co., Ltd.	288,000	787,759
#	Nippon Chutetsukan K.K.	97,000	171,097
# *	Nippon Chuzo K.K.	136,000	239,944
#	Nippon Concrete Industries Co., Ltd.	157,000	326,821
	Nippon Denko Co., Ltd.	382,000	2,849,901
	Nippon Fine Chemical Co., Ltd.	93,000	670,758
	Nippon Foil Mfg., Co., Ltd.	51,000	84,160
#	Nippon Kasei Chemical Co., Ltd.	364,000	758,841
#	Nippon Kinzoku Co., Ltd.	227,000	650,962
#	Nippon Koshuha Steel Co., Ltd.	449,000	963,047
	Nippon Light Metal Co., Ltd.	846,000	1,505,657
#	Nippon Metal Industry Co., Ltd.	608,000	1,975,940
#	Nippon Paint Co., Ltd.	798,000	4,287,268
	Nippon Pigment Co., Ltd.	43,000	161,951
#	Nippon Pillar Packing Co., Ltd.	85,000	561,483
	Nippon Soda Co., Ltd.	539,000	2,349,786
#	Nippon Valqua Industries, Ltd.	321,000	1,090,278
	Nippon Yakin Kogyo Co., Ltd.	406,000	3,435,175
	Nittetsu Mining Co., Ltd.	288,000	2,116,979
	Nitto FC Co., Ltd.	72,000	376,185
	NOF Corp.	719,000	2,912,885
#	Okamoto Industries, Inc.	412,000	1,330,023
#	Okura Industrial Co., Ltd.	216,000	537,572
	Osaka Organic Chemical Industry, Ltd.	67,700	349,848
	Osaka Steel Co., Ltd.	151,000	2,090,646
	Riken Technos Corp.	202,000	558,240
#	S Science Co., Ltd.	3,265,000	473,544
#	S.T. Chemical Co., Ltd.	102,700	1,301,246
	Sakai Chemical Industry Co., Ltd.	364,000	1,626,996
	Sakata INX Corp.	219,000	1,178,140
	Sanyo Chemical Industries, Ltd.	410,000	2,362,080
#	Sanyo Special Steel Co., Ltd.	582,000	4,070,941
	Sekisui Plastics Co., Ltd.	352,000	1,123,091
	Shikoku Chemicals Corp.	207,000	1,004,761
	Shinagawa Refractories Co., Ltd.	229,000	803,509
#	Shin-Etsu Polymer Co., Ltd.	286,100	2,161,961
	Shinko Wire Co., Ltd.	189,000	366,314
	Showa Tansan Co., Ltd.	49,000	150,303
	Somar Corp.	43,000	158,238
#	Stella Chemifa Corp.	43,200	1,023,801
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	2,052,004
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,275,999

24

	Sumitomo Pipe & Tube Co., Ltd.	111,000	881,853
	Sumitomo Seika Chemicals Co., Ltd.	244,000	1,097,611
#	Taisei Lamick Co., Ltd.	18,900	413,941
	Takasago International Corp.	348,000	2,603,465
	Takiron Co., Ltd.	249,000	619,452
	Tayca Corp.	154,000	471,935
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	1,997,256
#	The Pack Corp.	67,900	1,104,168
# *	Titan Kogyo Kabushiki Kaisha	59,000	99,771
	Toagosei Co., Ltd.	921,000	3,044,684
	Toda Kogyo Corp.	162,000	698,416
	Tohcello Co., Ltd.	119,000	813,984
#	Toho Zinc Co., Ltd.	436,000	3,031,706
# *	Tokushu Tokai Holdings Co., Ltd.	518,580	1,154,226
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,592,704
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	1,101,510
	Tokyo Tekko Co., Ltd.	162,000	768,349
	Tomoegawa Paper Co., Ltd.	125,000	332,097
	Tomoku Co., Ltd.	302,000	630,602
	Topy Industries, Ltd.	768,000	2,061,429
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,884,512
	Toyo Kohan Co., Ltd.	335,000	1,795,901
	TYK Corp.	145,000	290,565
#	Ube Material Industries, Ltd.	282,000	924,301
	Wood One Co., Ltd.	173,000	971,452
	Yamamura Glass Co., Ltd.	369,000	845,070
	Yodogawa Steel Works, Ltd.	657,000	3,584,856
	Yuki Gosei Kogyo Co., Ltd.	49,000	138,375
#	Yushiro Chemical Industry Co., Ltd.	53,000	942,416
Total Materials			167,099,036

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	215,000	564,712
	Hokuriku Gas Co., Ltd.	99,000	273,233
#	Okinawa Electric Power Co., Ltd.	61,171	3,304,083
#	Saibu Gas Co., Ltd.	1,331,000	3,291,624
	Shizuoka Gas Co., Ltd.	265,000	1,348,325
	Tokai Corp.	265,000	989,859
Total Utilities			9,771,836

TOTAL COMMON STOCKS			1,495,534,944

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $930,000 FNMA 5.58%, 03/25/37, valued at $683,309) to be repurchased at $673,249	$673	673,000

25

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (24.7%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $51,900,287 FNMA 5.500%, 06/01/37 & 6.000%, 01/01/37, valued at $51,000,001) to be repurchased at $50,019,292	$50,000	$50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $43,996,497 FHLMC 5.000%, 05/01/36 & 5.000%, 03/01/37, valued at $41,166,352) to be repurchased at $40,374,740	40,359	40,359,168
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $571,743,348 FHLMC, rates ranging from 5.500% to 6.500%, maturities ranging from 10/01/22 to 10/01/27 & FNMA, rates ranging from 4.500% to 6.500%, maturities ranging from 05/01/19 to 11/01/37, valued at $409,776,299) to be repurchased at $401,892,339	401,737	401,737,335

TOTAL SECURITIES LENDING COLLATERAL			492,096,503

TOTAL INVESTMENTS - (100.0%) (Cost $2,055,755,063)			$1,988,304,447

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRALIA — (44.4%)
COMMON STOCKS — (44.4%)
	A.I., Ltd.	173,083	$42,930
#	ABB Grain, Ltd.	730,107	5,418,163
*	Adacel Technologies, Ltd.	113,249	67,883
*	Adamus Resources, Ltd.	532,491	326,898
#	ADCorp Australia, Ltd.	229,411	80,417
	Adelaide Brighton, Ltd.	2,191,287	6,978,122
# *	Admiralty Resources NL	3,945,183	1,590,499
	Adtrans Group, Ltd.	32,047	147,100
# *	AED Oil, Ltd.	417,895	1,596,605
	Aevum, Ltd.	393,598	988,252
*	Agenix, Ltd.	707,478	103,836
# *	Aim Resources, Ltd.	4,675,484	770,433
*	Ainsworth Game Technology, Ltd.	393,653	107,487
	AJ Lucas Group, Ltd.	214,698	704,966
*	Alchemia, Ltd.	565,630	336,400
#	Alesco Corp., Ltd.	307,036	2,722,754
*	Alkane Resources, Ltd.	782,100	215,492
# *	Allegiance Mining NL	2,762,269	1,655,959
# *	Alliance Resources, Ltd.	1,027,029	1,332,311
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	122,344
*	Amadeus Energy, Ltd.	819,137	537,272
	Amalgamated Holdings, Ltd.	370,491	2,155,070
	Amcom Telecommunications, Ltd.	1,135,725	215,706
	Ammtec, Ltd.	8,165	29,088
*	Andean Resources, Ltd.	1,528,898	2,457,408
*	Anglo Australian Resources NL	1,799,335	153,540
	Ansell, Ltd.	735,509	7,519,974
# *	Antares Energy, Ltd.	627,352	253,884
# *	Anzon Australia, Ltd.	1,313,500	1,839,944
	AP Eagers, Ltd.	34,403	465,167
#	APA Group	1,859,764	6,066,245
# *	Aquila Resources, Ltd.	463,160	3,773,609
# *	Arana Therapeutics, Ltd.	686,367	698,498
#	ARB Corporation, Ltd.	311,295	1,164,640
# *	ARC Energy, Ltd.	1,435,827	1,779,125
	Ariadne Australia, Ltd.	291,838	149,403
# *	Arrow Energy NL	2,520,200	6,867,628
#	ASG Group, Ltd.	167,393	265,113
*	Asian Pacific, Ltd.	124,219	10,364
#	Aspen Group	998,011	2,426,759
#	Astron, Ltd.	75,215	162,077
	Atlas Group Holding, Ltd.	469,001	304,905
#	Atlas South Sea Pearl, Ltd.	82,585	28,556
*	Aurora Oil and Gas, Ltd.	589,181	239,681

1

	Ausdrill, Ltd.	631,738	1,326,951
	Ausmelt, Ltd.	44,782	55,028
#	Austal, Ltd.	791,629	1,865,305
# *	Austar United Communications, Ltd.	5,107,520	7,060,198
	Austereo Group, Ltd.	1,574,384	3,422,580
*	Austpac Resources NL	2,298,702	234,478
	Australand Property Group	256,885	544,885
#	Australian Agricultural Co., Ltd.	1,071,549	3,213,403
#	Australian Infrastructure Fund	1,930,563	5,638,865
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,762,579
*	Australian Worldwide Exploration, Ltd.	2,309,549	6,936,609
*	Auto Group, Ltd.	41,309	—
#	Automotive Holdings Group	159,878	538,545
# *	Autron Corporation, Ltd.	989,247	67,708
*	Avexa, Ltd.	167,778	84,810
#	AVJennings, Ltd.	935,484	958,531
#	AWB, Ltd.	1,445,326	3,507,900
# *	Babcock & Brown Communities, Ltd.	2,830,777	2,453,436
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	231,087
*	Ballarat South Gold, Ltd.	1,996	15,907
#	Bank of Queensland, Ltd.	533,264	8,598,824
#	Beach Petroleum, Ltd.	4,600,716	5,863,973
*	Beaconsfield Gold NL	89,078	20,350
# *	Becton Property Group	738,481	3,135,610
# *	Bemax Resources, Ltd.	3,453,449	733,486
#	Bendigo Bank, Ltd. (6091280)	723,717	11,093,251
*	Bendigo Bank, Ltd. (B29HBV3)	476,879	7,075,429
# *	Bendigo Mining, Ltd.	2,274,874	668,690
	Beyond International, Ltd.	61,256	75,738
# *	Biota Holdings, Ltd.	940,673	1,065,302
	Blackmores, Ltd.	67,950	1,322,010
*	Blina Diamonds, Ltd.	15,073	2,818
*	BMA Gold, Ltd.	710,924	65,925
# *	Bolnisi Gold NL	1,170,501	3,324,932
#	Boom Logistics, Ltd.	859,852	1,645,232
# *	Boulder Steel, Ltd.	1,667,795	468,050
# *	BQT Solutions, Ltd.	659,898	100,166
	Bradken, Ltd.	502,909	6,035,808
*	Breakaway Resporces. Ltd.	692,280	385,039
#	Brickworks, Ltd.	89,991	1,064,953
	BSA, Ltd.	468,015	287,635
#	Cabcharge Australia, Ltd.	507,952	4,958,168
*	Calliden Group, Ltd.	633,393	302,645
#	Campbell Brothers, Ltd.	235,374	7,008,980
	Candle Australia, Ltd.	246,922	518,176
*	Cape Range Wireless, Ltd.	3,581,304	12,651
# *	Capral Aluminium, Ltd.	743,515	234,597
	Cardno, Ltd.	229,725	1,566,066
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,272,920
*	Carnegie Corp., Ltd.	706,760	109,851
	Cash Converters International, Ltd.	1,086,054	384,233
# *	CBH Resources, Ltd.	3,703,116	1,963,758
	CDS Technologies, Ltd.	13,276	11,138
#	CEC Group, Ltd.	181,927	395,149
#	Cedar Woods Properties, Ltd.	92,313	406,993

2

*	Cellestis, Ltd.	395,742	873,822
*	Cellnet Group, Ltd.	154,345	75,410
# *	Centamin Egypt, Ltd.	1,755,553	2,217,572
#	Centennial Coal Co., Ltd.	1,430,060	5,960,721
*	Ceramic Fuel Cells, Ltd.	1,152,980	719,736
	Chandler Macleod, Ltd.	86,879	68,717
#	Charter Hall Group	1,574,378	3,710,106
*	Chemeq, Ltd.	166,742	12,222
# *	ChemGenex Pharmaceuticals, Ltd.	576,457	544,260
*	Circadian Technologies, Ltd.	64,591	68,630
# *	Citigold Corp., Ltd.	3,037,923	1,248,016
#	City Pacific, Ltd.	664,429	2,157,686
*	Clinical Cell Culture, Ltd.	295,955	8,063
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	408,992
	Clive Peeters, Ltd.	23,012	34,360
# *	Clough, Ltd.	2,019,486	1,473,895
*	Clover Corp., Ltd.	269,348	35,742
	CMI, Ltd.	81,810	112,011
*	CO2 Group, Ltd.	780,559	427,929
#	Coates Hire, Ltd.	1,227,266	7,108,082
	Codan, Ltd.	142,942	112,810
#	Coffey International, Ltd.	511,453	1,797,725
	Collection House, Ltd.	385,044	239,771
#	Commander Communications, Ltd.	929,503	263,860
# *	Compass Resources NL	523,704	1,473,231
*	ComTel Corp., Ltd.	2,410,294	40,840
*	Coneco, Ltd.	27,850	5,958
#	ConnectEast Group	6,458,097	9,638,821
# *	Conquest Mining, Ltd.	1,039,761	638,618
#	Consolidated Minerals, Ltd.	833,699	3,609,598
#	Consolidated Rutile, Ltd.	1,468,122	673,941
*	Coplex Resources NL	231,400	18,392
# *	Copperco, Ltd.	1,811,991	1,415,474
#	Corporate Express Australia, Ltd.	743,408	4,137,474
#	Count Financial, Ltd.	1,080,892	2,740,213
	Coventry Group, Ltd.	136,019	431,157
#	CP1, Ltd.	471,500	254,878
*	CPI Group, Ltd.	68,585	29,261
	Crane Group, Ltd.	340,809	5,039,487
#	Credit Corp. Group, Ltd.	191,655	889,509
*	Crescent Gold, Ltd.	1,124,856	416,748
*	Croesus Mining NL	58,537	213,250
# *	CuDeco, Ltd.	419,252	1,415,148
# *	Cue Energy Resources, Ltd.	452,354	90,184
# *	Customers, Ltd.	5,543,725	885,124
*	Cytopia, Ltd.	187,724	95,267
	Danks Holdings, Ltd.	10,425	73,051
	Data#3, Ltd.	5,572	37,923
#	David Jones, Ltd.	2,333,382	10,347,237
# *	Deep Yellow, Ltd.	5,006,288	1,605,879
#	Devine, Ltd.	721,548	863,912
# *	Dioro Exploration NL (6482044)	178,366	283,526
*	Dioro Exploration NL (B24HVF2)	92,486	16,336
	DKN Financial Group, Ltd.	916	1,253
#	Dominion Mining, Ltd.	448,179	1,906,513

3

	Downer EDI, Ltd.	1,571,249	6,853,889
*	Dragon Mining, Ltd.	1,665,100	194,015
*	Drillsearch Energy, Ltd.	2,197,169	234,867
#	DUET Group	2,936,441	8,757,139
	Dyno Nobel, Ltd.	3,942,400	8,595,207
# *	Eastern Star Gas, Ltd.	2,177,532	838,658
*	Ellex Medical Lasers, Ltd.	162,000	122,115
# *	Emporer Mines, Ltd.	1,284,668	80,210
#	Energy Developments, Ltd.	619,845	1,973,413
# *	Energy World Corp., Ltd.	4,711,617	4,213,427
*	engin, Ltd.	674,773	71,798
#	Envestra, Ltd.	3,694,627	3,221,190
*	Envirozel, Ltd.	710,966	359,005
#	Equigold NL	747,635	2,086,189
# *	ERG, Ltd.	3,388,940	265,844
# *	Espreon, Ltd.	178,000	89,745
#	Euroz, Ltd.	4,019	18,127
# *	Falcon Minerals, Ltd.	595,369	150,246
	Fantastic Holdings, Ltd.	363,333	1,370,315
	Felix Resources, Ltd.	790,316	5,608,676
*	Fig Tree Developments, Ltd.	20,365	4,105
*	First Australian Resources, Ltd.	1,610,976	185,843
#	FKP Property Group	1,209,044	7,830,984
#	Fleetwood Corp., Ltd.	249,410	2,367,084
#	Flight Centre, Ltd.	350,031	9,087,454
	Forest Enterprises Australia, Ltd.	1,513,062	850,615
*	Forge Group, Ltd.	170,828	212,541
#	Funtastic, Ltd.	678,385	409,079
*	Fusion Resources, Ltd.	7,950	6,906
#	Futuris Corp., Ltd.	3,100,588	5,822,185
*	Gale Pacific, Ltd.	125,851	53,732
	Gazal Corp., Ltd.	104,542	201,390
# *	Genetic Technologies, Ltd.	830,383	114,308
# *	Geodynamics, Ltd.	787,668	1,414,508
# *	Gindalbie Metals, Ltd.	1,817,381	2,158,977
# *	Giralia Resources NL	599,030	828,453
*	Glengarry Resources, Ltd.	768,955	127,228
*	Globe International, Ltd.	88,283	90,013
*	Golden Gate Petroleum, Ltd.	797,686	247,342
*	Goldsearch, Ltd.	1,044,199	86,572
*	Goldstream Mining NL	564,840	330,631
	Gowing Bros., Ltd.	79,311	267,261
#	Graincorp, Ltd. Series A	240,483	1,990,036
# *	Grange Resources, Ltd.	422,979	940,986
	GRD, Ltd.	868,801	1,612,848
#	Great Southern, Ltd.	1,324,686	2,530,672
#	GUD Holdings, Ltd.	370,273	3,570,730
#	Gunns, Ltd.	1,892,783	6,377,991
*	GVM Metals, Ltd.	161,382	259,022
#	GWA International, Ltd.	1,166,276	3,910,904
	Hastie Group, Ltd.	471,007	1,878,865
*	Havilah Resources NL	280,570	431,882
#	Healthscope, Ltd.	1,017,571	4,915,299
# *	Herald Resources, Ltd.	872,076	1,196,917
# *	Heron Resources, Ltd.	673,833	816,553

4

	HGL, Ltd.	99,995	201,924
# *	Highlands Pacific, Ltd.	2,651,500	374,358
#	Hills Industries, Ltd.	745,813	4,220,577
#	Home Building Society, Ltd.	130,458	2,041,886
# *	Horizon Oil, Ltd.	3,227,717	1,001,221
# *	Housewares International, Ltd.	521,039	1,018,124
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	322,968
*	Hyro, Ltd.	1,500,097	258,311
#	IBA Health, Ltd.	2,008,834	1,687,569
*	ICSGlobal, Ltd.	177,934	36,437
	IDT Australia, Ltd.	82,205	173,112
#	iiNet, Ltd.	487,339	881,168
#	Iluka Resources, Ltd.	1,247,800	4,775,703
#	Imdex, Ltd.	812,684	1,754,092
*	Imugene, Ltd.	474,785	62,602
	Incitec Pivot, Ltd.	218,180	17,572,572
#	Independence Group NL	518,674	3,782,855
*	Independent Practitioner Network, Ltd.	457,414	105,551
*	Indo Mines, Ltd.	108,199	125,015
# *	Indophil Resources NL	1,510,858	1,256,229
#	Industrea, Ltd.	2,956,173	1,977,677
#	Infomedia, Ltd.	1,375,074	634,837
	Integrated Research, Ltd.	261,513	91,198
*	Intellect Holdings, Ltd.	48,362	3,497
*	Intermoco, Ltd.	2,462,900	109,670
*	Intrepid Mines, Ltd.	320,115	84,972
*	Investika, Ltd.	3,500	13,901
#	Invocare, Ltd.	489,256	3,007,450
#	IOOF Holdings, Ltd.	317,638	2,520,660
#	Iress Market Technology, Ltd.	518,955	3,940,362
*	Ixla, Ltd.	89,921	1,826
# *	Jabiru Metals, Ltd.	1,898,193	2,307,083
#	JB Hi-Fi, Ltd.	516,355	7,421,459
*	Jervois Mining, Ltd.	3,501,013	61,887
	Jubilee Mines NL	494,194	10,101,311
*	Jumbuck Entertainment, Ltd.	7,000	5,309
#	Just Group, Ltd.	911,500	4,272,185
	K&S Corp., Ltd.	149,522	463,470
#	Kagara Zinc, Ltd.	831,710	4,738,477
*	Keycorp, Ltd.	215,466	61,897
# *	Kimberley Diamond Co. NL	1,696,958	1,044,706
# *	Kings Minerals NL	1,634,196	898,261
# *	Kingsgate Consolidated, Ltd.	379,955	1,652,689
	Kresta Holdings, Ltd.	507,262	134,349
*	Lafayette Mining, Ltd.	1,963,956	27,751
*	Lakes Oil NL	11,368,868	90,652
*	Lednium, Ltd.	195,019	13,778
	Lemarne Corp., Ltd.	30,790	91,070
*	Leyshon Resources, Ltd.	103,357	63,780
# *	Life Therapeutics, Ltd.	393,649	122,797
	Lighting Corp., Ltd.	180,200	157,462
*	Longreach Group, Ltd.	92,007	2,122
	Lycopodium, Ltd.	45,700	193,403
# *	Lynas Corp., Ltd.	2,473,985	2,261,998
#	MacArthur Coal, Ltd.	764,173	6,097,719

5

#	MacMahon Holdings, Ltd.	2,415,280	4,185,160
# *	Macmin Silver, Ltd.	2,087,514	424,815
#	Macquarie Media Group, Ltd.	864,252	3,291,109
*	Macquarie Telecom Group, Ltd.	35,019	32,356
# *	Marion Energy, Ltd.	1,131,083	987,865
	Maryborough Sugar Factory, Ltd.	2,560	5,684
	MaxiTRANS Industries, Ltd.	786,246	432,298
# *	McGuigan Simeon Wines, Ltd.	528,112	751,315
	McMillan Shakespeare, Ltd	194,418	730,449
	McPherson’s, Ltd.	299,138	976,094
*	Mega Uranium	48,090	268,161
#	Melbourne IT, Ltd.	362,091	1,096,547
*	Mercury Mobility, Ltd.	232,538	59,556
#	Mermaid Marine Australia, Ltd.	671,857	1,160,396
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	48,299
# *	Metal Storm, Ltd.	2,280,892	210,197
#	MFS Living and Leisure Group	612,226	489,264
#	MFS, Ltd.	674,980	2,922,018
# *	Midwest Corp., Ltd.	926,668	3,353,330
*	Mikoh Corp., Ltd.	611,820	419,170
	Mincor Resources NL	966,747	3,859,285
# *	Mineral Deposits, Ltd.	1,692,957	1,963,435
	Mitchell Communications Group, Ltd.	1,108,939	1,149,221
*	Molopo Australia, Ltd.	568,933	437,245
#	Monadelphous Group, Ltd.	354,390	4,595,027
*	Morning Star Gold NL	25,000	7,564
	Mortgage Choice, Ltd.	529,000	1,072,567
*	Mosaic Oil NL	1,892,182	200,616
# *	Mount Gibson Iron, Ltd.	3,240,121	7,542,313
# *	Murchison Metals, Ltd.	1,368,522	4,864,911
# *	Murchison United NL	850,000	87,104
*	MXL, Ltd.	2,132,080	58,560
#	MYOB, Ltd.	1,540,742	1,871,449
	Namoi Cotton Cooperative, Ltd.	196,490	73,263
	National Can Industries, Ltd.	97,017	182,230
	National Hire Group, Ltd.	102,000	242,288
#	Navitas, Ltd.	1,153,075	2,134,628
#	New Hope Corp., Ltd.	3,651,457	7,688,886
# *	Nexus Energy, Ltd.	2,385,311	3,584,263
# *	Nido Petroleum, Ltd.	3,907,766	949,812
*	North Australian Diamonds, Ltd.	3,646,488	90,977
# *	Novogen, Ltd.	391,594	477,172
#	Nufarm, Ltd.	424,178	6,306,474
*	NuSep, Ltd.	17,442	2,681
# *	Nylex, Ltd.	173,801	366,682
#	Oakton, Ltd.	386,916	2,106,913
# *	Oceana Gold Corp.	435,555	1,052,539
# *	Orbital Corp., Ltd.	2,045,099	508,204
	OrotonGroup, Ltd.	79,968	290,845
#	Over Fifty Group, Ltd.	38,567	80,920
	Pacific Brands, Ltd.	2,646,694	7,322,544
# *	Pan Australian Resources, Ltd.	6,231,776	5,576,858
# *	Pan Pacific Petroleum NL	2,658,114	531,862
*	Panbio, Ltd.	58,078	32,738
	Paperlinx, Ltd.	2,344,452	5,048,540

6

*	Payce Consolidated, Ltd.	29,670	70,224
#	PCH Group, Ltd.	735,492	904,591
#	Peet, Ltd.	995,660	3,646,676
	Perilya, Ltd.	912,675	2,409,834
# *	Perseverance Corp., Ltd.	2,968,383	516,341
*	Petra Diamonds, Ltd.	65,193	217,059
# *	Petsec Energy, Ltd.	639,916	924,241
# *	Pharmaxis, Ltd.	834,099	3,057,495
#	Photon Group, Ltd.	230,372	1,345,942
*	Planet Gas, Ltd.	735,200	111,482
*	Plantcorp NL	4,329	—
*	Platinum Australia, Ltd.	849,581	1,870,958
	PMP, Ltd.	1,532,051	2,475,419
*	Polartechnics, Ltd.	475,707	181,588
#	Port Bouvard, Ltd.	794,505	1,421,446
# *	Portman, Ltd.	629,506	6,223,314
# *	Poseidon Nickel, Ltd.	670,939	708,014
	PPK Group, Ltd.	99,965	72,666
*	Prana Biotechnology, Ltd.	195,424	43,608
# *	Precious Metals Australia, Ltd.	403,073	705,040
#	Primary Health Care, Ltd.	579,048	6,353,132
#	Prime Television, Ltd.	421,327	1,384,935
# *	Progen Pharmaceuticals, Ltd.	190,880	450,509
	Programmed Maintenance Service, Ltd.	406,502	1,862,083
# *	pSvida, Ltd.	1,918,197	162,190
#	Ramsay Health Care, Ltd.	596,658	5,799,579
	Raptis Group, Ltd.	12,000	12,218
	RCR Tomlinson, Ltd.	542,680	1,162,279
	Reckon, Ltd.	141,500	165,816
#	Redflex Holdings, Ltd.	370,671	1,074,200
	Reece Australia, Ltd.	251,463	6,225,973
*	Renison Consolidated Mines NL	1,364,371	55,334
*	Repcol, Ltd.	554,848	49,001
# *	Resolute Mining, Ltd.	1,235,291	1,913,627
# *	Resource Pacific Holdings, Ltd.	1,191,832	2,481,264
#	Reverse Corp., Ltd.	236,664	893,929
#	Ridley Corp., Ltd.	1,224,862	1,257,396
# *	Riversdale Mining, Ltd.	804,086	7,046,244
# *	Roc Oil Co., Ltd.	1,536,896	4,097,163
	Rock Building Society, Ltd.	25,092	109,062
	Ross Human Directions, Ltd.	143,511	71,402
#	Ruralco Holdings, Ltd.	69,600	254,515
#	SAI Global, Ltd.	678,767	1,720,006
*	Salinas Energy, Ltd.	865,265	459,139
#	Sally Malay Mining, Ltd.	840,477	3,841,877
#	Salmat, Ltd.	761,346	2,736,756
*	Samson Oil & Gas, Ltd.	677,329	114,148
	Schaffer Corp., Ltd.	33,766	277,864
	SDI, Ltd.	374,482	133,165
	Seek, Ltd.	639,269	4,483,173
#	Select Harvests, Ltd.	179,659	1,254,649
# *	Senetas Corp., Ltd.	1,846,596	151,199
#	Servcorp, Ltd.	288,950	1,322,799
#	Service Stream, Ltd.	735,094	1,316,447
*	Shield Mining, Ltd.	72,292	18,017

7

	Sigma Pharmaceuticals, Ltd.	600,000	869,064
# *	Silex System, Ltd.	590,711	3,742,281
# *	Sino Gold Mining, Ltd.	722,503	4,483,400
*	Sino Strategic International, Ltd.	130,864	122,038
*	Sipa Resources International NL	250,000	25,310
# *	Sirtex Medical, Ltd.	216,786	955,873
#	Skilled Group, Ltd.	432,647	2,066,574
#	SMS Management & Technology, Ltd.	292,441	1,879,756
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	549,098
	Specialty Fashion Group, Ltd.	807,082	1,073,664
*	Sphere Investments, Ltd. (6162272)	544,213	1,654,804
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,649,650
*	ST Synergy, Ltd.	33,420	16,233
# *	St. Barbara, Ltd.	3,302,450	2,284,485
	Staging Connections Group, Ltd.	307,232	271,719
*	Starpharma Holdings, Ltd.	497,958	174,231
#	Straits Resources, Ltd.	799,500	4,665,771
*	Strategic Minerals Corp. NL	358,100	21,258
	Structural Systems, Ltd.	177,188	574,987
	Stuart Petroleum, Ltd.	201,731	205,219
#	STW Communications Group, Ltd.	865,493	1,894,671
*	Sundance Resources, Ltd.	5,993,157	2,677,469
#	Sunland Group, Ltd.	1,328,124	4,853,625
	Super Cheap Auto Group, Ltd.	531,010	2,048,821
#	Sydney Attractions Group, Ltd.	83,777	481,292
*	Symex Holdings, Ltd.	355,611	184,575
	Talent2 International, Ltd.	474,826	1,220,348
# *	Tamaya Resources, Ltd.	4,860,972	1,080,475
*	Tandou, Ltd.	10,230	3,588
*	Tap Oil, Ltd.	721,216	1,588,141
#	Tassal Group, Ltd.	524,293	1,758,722
	Technology One, Ltd.	1,346,767	1,315,343
#	Ten Network Holdings, Ltd.	1,658,273	4,092,080
	TFS Corp., Ltd.	817,667	700,026
	Thakral Holdings Group	2,527,142	2,485,462
	The Reject Shop, Ltd.	114,737	1,318,091
#	Timbercorp, Ltd.	1,291,189	1,972,534
*	TNG, Ltd.	577,349	237,839
*	Tooth & Co., Ltd.	153,000	14,323
*	Tower Australia Group, Ltd.	626,340	1,487,810
*	Tox Free Solutions, Ltd.	303,107	647,552
#	Transfield Services, Ltd.	768,280	10,484,904
#	Troy Resources NL	269,313	765,072
	Trust Co., Ltd.	80,260	832,127
*	Unilife Medical Solutions, Ltd.	544,389	185,026
*	Union Resources, Ltd.	1,290,000	20,536
	UXC, Ltd.	898,950	1,586,770
# *	Ventracor, Ltd.	1,048,486	650,560
*	View Resources, Ltd.	1,283,369	261,273
	Village Roadshow, Ltd.	604,343	1,588,500
	Virgin Blue Holdings, Ltd.	460,553	903,013
#	Vision Group Holdings, Ltd.	303,376	899,739
	Washington H. Soul Pattinson & Co., Ltd.	14,664	119,632

8

#	Watpac, Ltd.	466,520	1,984,465
#	Wattyl, Ltd.	407,907	951,635
	Webjet, Ltd.	408,181	643,115
	Webster, Ltd.	149,458	237,597
*	Wedgetail Mining, Ltd.	904,454	104,909
*	Wentworth Holdings, Ltd.	316,666	59,785
# *	Western Areas NL	694,336	3,629,531
#	WHK Group, Ltd.	1,123,295	2,292,851
	Wide Bay Australia, Ltd.	52,118	576,781
	Willmott Forests, Ltd.	51,672	76,401
*	Zinc Co. Australia, Ltd.	60,894	13,034
TOTAL COMMON STOCKS			732,533,314

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd.- Series A	334,417	874,994

RIGHTS/WARRANTS — (0.0%)
*	Agenix, Ltd. Options 06/30/11	27,831	2,827
*	Ainsworth Game Technology, Ltd. Rights 12/14/07	157,461	—
*	Alkane Resources, Ltd. Rights 12/21/07	156,420	—
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	30,038
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Cellnet Group, Ltd. Rights 12/19/07	61,738	176
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,472
*	Chrome Corp., Ltd. Options 09/30/06	1,600	41
*	Clough, Ltd. Rights 12/24/07	403,897	153,382
*	Cluff Resources Pacific NL Options 11/30/08	303,915	671
*	Havilah Resources NL Warrants 04/30/10	2,017	1,870
*	Mosiac Oil NL Rights 12/12/07	189,218	—
*	Oceana Gold Corp. Options 01/01/09	75,419	24,311
TOTAL RIGHTS/WARRANTS			219,788

TOTAL — AUSTRALIA			733,628,096

HONG KONG — (14.6%)
COMMON STOCKS — (14.5%)
*	139 Holdings, Ltd.	620,000	43,744
	ABC Communications (Holdings), Ltd.	930,000	67,442
	Aeon Credit Service (Asia) Co., Ltd.	740,000	661,911
	Aeon Stores (Hong Kong) Co., Ltd.	234,000	481,600
	Alco Holdings, Ltd.	1,468,000	692,476
	Allan International Holdings	592,000	95,733
#	Allied Group, Ltd.	683,200	4,044,593
	Allied Properties, Ltd.	12,686,000	5,673,199
*	A-Max Holdings, Ltd.	16,500,000	306,087
*	Applied Development Holdings, Ltd.	1,243,000	78,535
*	APT Satellite Holdings, Ltd.	850,000	225,294
*	Artfield Group, Ltd.	466,000	100,202
	Arts Optical International Holdings	730,000	284,257
*	Asia Commercial Holdings, Ltd.	131,040	15,121
#	Asia Financial Holdings, Ltd.	2,768,908	1,482,242
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,881,030
	Asia Standard Hotel, Ltd.	26,194,087	338,199

9

	Asia Standard International Group, Ltd.	17,594,216	648,695
*	Asia TeleMedia, Ltd.	2,832,000	104,573
*	Asian Union New Media Group, Ltd.	28,920,000	586,950
*	Associated International Hotels, Ltd.	974,000	1,811,762
	Automated Systems Holdings, Ltd.	340,000	102,309
*	B.A.L. Holdings, Ltd.	243	6
	Baltrans Holdings, Ltd.	676,000	437,817
*	Beijing Development (Hong Kong), Ltd.	166,000	86,828
*	Bestway International Holdings, Ltd.	446,600	24,698
*	Bio Beauty Group Reserved Shares	46,291	—
*	Bossini International Holdings, Ltd.	3,871,500	188,732
*	Build King Holdings, Ltd.	225,756	12,176
# *	Burwill Holdings, Ltd.	2,553,200	344,856
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,298,674
*	Capital Estate, Ltd.	20,870,000	345,474
	Capital Strategic Investment, Ltd.	12,032,500	637,271
	CASH Financial Services Group, Ltd.	597,825	50,296
*	Casil Telecommunications Holdings, Ltd.	1,988,000	182,720
*	CATIC International Holdings, Ltd.	5,332,000	268,170
	CCT Telecom Holdings, Ltd.	1,724,970	282,528
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	233,677
#	Century City International, Ltd.	43,326,000	870,295
	Champion Technology Holdings, Ltd.	4,271,748	858,739
	Chen Hsong Holdings, Ltd.	1,576,000	986,365
	Cheuk Nang (Holdings), Ltd.	416,825	372,111
	Chevalier International Holdings, Ltd.	733,482	819,425
	Chevalier Pacific Holdings, Ltd.	355,250	182,106
*	China Best Group Holding, Ltd.	11,370,000	193,935
*	China Digicontent Co., Ltd.	2,710,000	3,481
	China Electronics Corp. Holdings Co., Ltd.	890,250	439,921
# *	China Grand Forestry Resources Group, Ltd.	10,932,000	3,208,302
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	211,649
*	China Investments Holdings, Ltd.	210,000	9,547
#	China Metal International Holdings, Ltd.	2,844,000	989,473
*	China Motion Telecom International, Ltd.	5,080,000	236,489
	China Motor Bus Co., Ltd.	74,000	628,490
# *	China Oil & Gas Group, Ltd.	1,573,200	162,489
	China Oriental Group Co., Ltd.	6,922,974	4,801,477
# *	China Renji Medical Group, Ltd.	21,492,000	444,408
	China Resources Logic, Ltd.	7,086,000	1,325,484
*	China Rise International Holdings, Ltd.	1,112,000	79,980
*	China Sciences Conservational Power, Ltd.	210,400	19,457
*	China Sci-Tech Holdings, Ltd.	4,030,600	174,669
# *	China Seven Star Shopping, Ltd.	8,410,000	303,848
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	1,104,664
# *	China Solar Energy Holdings, Ltd.	9,802,905	655,680
*	China Star Entertainment, Ltd.	660,438	12,200
*	China Timber Resources Group, Ltd.	16,551,680	543,648
*	China WindPower Group, Ltd.	183,400	12,510
#	China Wireless Technologies, Ltd.	5,152,000	794,875
# *	China Zenith Chemical Group, Ltd.	8,037,500	504,015
	China Zirconium, Ltd.	1,164,000	207,909
*	Chinese People Gas Holdings Co., Ltd.	7,760,000	500,847
	Chinney Investments, Ltd.	1,144,000	151,745
	Chitaly Holdings, Ltd.	550,000	93,839

10

#	Chong Hing Bank, Ltd.	1,197,000	2,792,343
	Chow Sang Sang Holdings	1,513,680	2,001,536
#	Chu Kong Shipping Development, Ltd.	1,584,000	342,603
	Chuang’s China Investments, Ltd.	3,082,500	415,680
	Chuang’s Consortium International, Ltd.	3,558,930	859,230
#	Chun Wo Holdings, Ltd.	2,002,926	471,475
*	Chung Tai Printing Holdings, Ltd.	10,960,000	312,608
	City e-Solutions, Ltd.	186,000	29,177
#	City Telecom, Ltd.	1,402,000	379,298
# *	Clear Media, Ltd.	1,135,000	1,102,370
*	Climax International Co., Ltd.	40,700	2,143
	CNT Group, Ltd.	3,182,693	118,585
#	Coastal Greenland, Ltd.	5,792,000	1,533,370
	COL Capital, Ltd.	553,240	465,418
*	Compass Pacific Holdings, Ltd.	624,000	19,428
	Computer & Technologies Holdings, Ltd.	432,000	55,468
	Continental Holdings, Ltd.	98,825	23,011
	Convenience Retail Asia, Ltd.	64,000	27,821
#	Coslight Technology International Group, Ltd.	1,134,000	640,982
	Cosmos Machinery Enterprises, Ltd.	1,616,400	157,209
*	Crocodile Garments, Ltd.	1,539,000	97,128
#	Cross-Harbour Holdings, Ltd.	586,520	654,772
*	Culturecom Holdings, Ltd.	11,099,000	242,806
	Daisho Microline Holdings, Ltd.	1,236,000	265,228
*	Dan Form Holdings Co., Ltd.	2,866,600	267,721
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	170,813
#	Dickson Concepts International, Ltd.	816,630	644,580
*	Dragon Hill Wuling Automobile, Ltd.	112,500	34,781
# *	DVN Holdings, Ltd.	2,398,516	345,828
*	Dynamic Global Holdings, Ltd.	3,522,000	82,919
	Dynamic Holdings, Ltd.	384,000	167,968
	Eagle Nice (International) Holdings, Ltd.	238,000	52,091
	EcoGreen Fine Chemical Group	1,112,000	478,205
*	Eforce Holdings, Ltd.	2,620,000	225,856
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,393
*	E-Kong Group, Ltd.	620,000	60,297
*	Emperor Capital Group, Ltd.	749,672	146,328
#	Emperor Entertainment Hotel, Ltd.	2,410,000	528,269
	Emperor International Holdings, Ltd.	4,076,360	1,831,892
*	Enerchina Holdings, Ltd.	3,068,800	151,656
*	ENM Holdings, Ltd.	3,816,000	174,207
	EPI (Holdings), Ltd.	157,951	10,639
# *	eSun Holdings, Ltd.	2,167,600	1,466,785
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,442,213
*	Ezcom Holdings, Ltd.	72,576	447
#	Fairwood Holdings, Ltd.	316,600	395,582
#	Far East Consortium	4,141,516	2,223,091
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,055,000	309,882
	First Sign International Holdings, Ltd.	1,424,000	117,357
#	Fong’s Industries Co., Ltd.	1,470,000	897,774
*	Forefront Group, Ltd.	658,000	31,634
	Fountain Set Holdings, Ltd.	2,150,000	486,762
	Four Seas Food Investment Holdings, Ltd.	202,184	33,514
	Four Seas Mercantile Holdings, Ltd.	592,000	285,889

11

*	Frasers Property China, Ltd.	16,477,000	618,149
*	Freeman Corp., Ltd.	13,388,491	120,289
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,739,079
*	Fujian Holdings, Ltd.	237,800	26,319
	Fujikon Industrial Holdings, Ltd.	912,000	394,138
# *	Fushan International Energy Group, Ltd.	5,614,000	3,497,136
*	Genesis Energy Holdings, Ltd.	8,175,000	317,260
	Get Nice Holdings, Ltd.	2,760,000	288,897
	Giordano International, Ltd.	4,322,000	2,055,108
#	Global Green Tech Group, Ltd.	2,807,600	756,354
# *	Global Tech (Holdings), Ltd.	5,612,000	86,494
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,671,133
	Gold Peak Industries (Holdings), Ltd.	1,059,250	176,339
*	Goldbond Group Holdings, Ltd.	2,609,500	224,944
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	99,560
# *	Golden Resorts Group, Ltd.	16,420,000	1,237,812
	Golden Resources Development International, Ltd.	2,848,500	220,525
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	793,565
	Golik Holdings, Ltd.	930,500	41,688
#	Grande Holdings, Ltd.	882,000	340,258
	Group Sense (International), Ltd.	2,448,000	111,464
	Guangnan Holdings, Ltd.	1,779,600	378,435
*	Guo Xin Group, Ltd.	3,640,000	63,493
#	Hang Fung Gold Technology, Ltd.	1,860,482	348,038
	Hang Ten Group Holdings, Ltd.	1,705,850	111,711
	Hanny Holdings, Ltd.	4,152,000	119,015
*	Hans Energy Co., Ltd.	7,556,000	692,677
#	Harbour Centre Development, Ltd.	593,000	1,436,165
*	Heng Tai Consumables Group, Ltd.	3,173,000	613,391
# *	Hi Sun Technology (China), Ltd.	3,684,000	1,350,449
	High Fashion International, Ltd.	268,000	93,586
#	HKR International, Ltd.	3,715,936	3,658,223
#	Hon Kwok Land Investment Co., Ltd	1,132,535	457,473
*	Honesty Treasure International Holdings, Ltd.	6,280,000	318,688
*	Hong Fok Land, Ltd.	1,210,000	1,554
	Hong Kong Catering Management, Ltd.	542,796	70,190
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	817,688
*	Hong Kong Parkview Group, Ltd.	1,130,000	301,877
#	Hongkong Chinese, Ltd.	3,320,000	688,662
	Hop Fung Group Holdings, Ltd.	888,000	306,944
*	Hop Hing Holdings, Ltd.	660,265	57,783
	Hsin Chong Construction Group, Ltd.	1,569,658	493,301
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	532,188
	Huafeng Textile International Group, Ltd.	1,496,400	144,589
# *	Hualing Holdings, Ltd.	12,708,000	985,976
	Hung Hing Printing Group, Ltd.	1,603,275	812,085
	Hutchison Harbour Ring, Ltd.	17,106,000	1,299,441
*	Hycomm Wireless, Ltd.	4,709,000	62,053
	I.T., Ltd.	2,734,000	893,522
	I-Cable Communications, Ltd.	4,440,000	928,144
# *	IDT International, Ltd.	6,240,183	316,481
*	Imagi International Holdings, Ltd.	3,037,000	549,987
#	Integrated Distribution Services Group, Ltd.	775,000	2,540,292
*	Interchina Holdings Co., Ltd.	15,155,000	234,372

12

	IPE Group, Ltd.	1,740,000	233,743
	ITC Corp., Ltd.	5,616,644	448,781
*	ITC Properties Group, Ltd.	5,460,920	292,185
*	Jinhui Holdings Co., Ltd.	1,348,000	1,101,095
	Jiuzhou Development Co., Ltd.	2,632,000	265,630
	Joyce Boutique Holdings, Ltd.	1,530,000	66,795
*	Junefield Department Store Group, Ltd.	256,000	8,694
#	K Wah International Holdings, Ltd.	6,104,405	3,985,829
	Kantone Holdings, Ltd.	7,744,894	778,439
# *	Karl Thomson Holdings, Ltd.	1,238,000	287,276
	Karrie International Holdings, Ltd.	1,433,600	135,889
	Keck Seng Investments, Ltd.	924,600	733,097
	Kee Shing Holdings	886,000	109,227
	Kin Yat Holdings, Ltd.	586,000	178,771
	King Fook Holdings, Ltd.	1,000,000	126,230
*	King Pacific International Holdings, Ltd.	1,404,200	22,003
#	Kingdee International Software Group Co., Ltd.	638,000	511,509
	Kingmaker Footwear Holdings, Ltd.	1,476,955	142,005
*	Kong Sun Holdings, Ltd.	2,198,000	7,058
*	KPI Co., Ltd.	396,000	23,905
	KTP Holdings, Ltd.	560,400	60,063
	Kwoon Chung Bus Holdings, Ltd.	556,000	82,773
	Lai Fung Holdings, Ltd.	18,003,000	934,472
*	Lai Sun Development Co., Ltd.	36,841,000	1,117,332
*	Lai Sun Garment International, Ltd.	4,010,000	325,456
	Lam Soon (Hong Kong), Ltd.	302,310	190,186
	Le Saunda Holdings, Ltd.	1,424,000	186,901
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,967
	Lee & Man Holdings, Ltd.	1,780,000	611,262
	Lerado Group Holding Co., Ltd.	1,602,000	138,179
	Lippo, Ltd.	1,171,760	1,066,471
	Liu Chong Hing Investment, Ltd.	829,200	1,172,371
	Luen Thai Holdings, Ltd.	1,345,000	178,208
	Luk Fook Holdings (International), Ltd.	1,192,000	931,982
#	Luks Industrial Group, Ltd.	1,301,555	1,703,330
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	732,151
*	M Dream Inworld, Ltd.	305	17
# *	Macau Success, Ltd.	5,560,000	826,483
*	MACRO-LINK International Holdings, Ltd.	1,036,250	278,048
#	Magnificent Estates, Ltd.	12,744,000	495,833
	Mainland Headwear Holdings, Ltd.	765,600	199,973
#	Man Yue International Holdings, Ltd.	1,084,000	339,210
	Matrix Holdings, Ltd.	1,033,129	232,270
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,650,184
	Mei Ah Entertainment Group, Ltd.	1,732,000	112,834
	Melbourne Enterprises, Ltd.	45,500	317,152
	Midas International Holdings, Ltd.	774,000	91,989
#	Midland Holdings, Ltd.	2,466,000	3,695,486
#	Min Xin Holdings, Ltd.	1,137,200	717,897
# *	Minmetals Holdings, Ltd.	1,780,000	721,608
*	Mirabell International Holdings	522,000	305,196
	Miramar Hotel & Investment, Ltd.	788,000	1,301,096
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	441,106
*	Nan Hai Corp., Ltd.	109,172,743	1,822,033

13

	Nanyang Holdings, Ltd.	137,500	350,999
	National Electronics Holdings, Ltd.	2,156,000	178,576
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,275,960
	New Century Group Hong Kong, Ltd.	11,523,680	249,105
*	New Island Printing Holdings	176,000	17,632
*	New Smart Energy Group, Ltd.	432,800	15,842
	New World Mobile Holdings, Ltd.	22,140	19,384
#	Next Media, Ltd.	6,410,000	2,391,193
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	106,673
#	Norstar Founders Group, Ltd.	3,256,000	904,631
*	Orient Power Holdings, Ltd.	804,000	19,413
#	Oriental Press Group, Ltd.	6,256,000	797,013
	Oriental Watch Holdings, Ltd.	610,000	235,184
#	Pacific Andes International Holdings, Ltd.	4,743,971	1,310,973
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,158,677
	Paliburg Holdings, Ltd.	22,758,300	633,685
*	Paradise Entertainment, Ltd.	3,969,000	87,248
	Paul Y Engineering Group, Ltd.	65,489	13,105
	Peace Mark Holdings, Ltd.	2,738,022	4,075,455
*	Pearl Oriental Innovation, Ltd.	775,200	105,177
	Pegasus International Holdings, Ltd.	226,000	42,708
#	Pico Far East Holdings, Ltd.	3,238,000	901,616
#	Playmates Holdings, Ltd.	5,047,000	448,567
	Pokfulam Development Co., Ltd.	234,000	224,073
# *	Pokphand (C.P.) Co., Ltd.	5,970,000	247,489
*	Poly Investments Holdings, Ltd.	1,068,000	143,060
*	Polyard Petroleum International, Ltd.	1,220,000	23,131
#	Ports Design, Ltd.	1,507,500	5,179,940
*	Premium Land, Ltd.	990,000	156,864
#	Prime Success International Group, Ltd.	4,538,000	3,416,028
	Proview International Holdings, Ltd.	1,584,884	187,413
#	Public Financial Holdings, Ltd.	2,876,000	1,604,365
#	PYI Corp., Ltd.	4,482,477	1,915,179
*	Pyxis Group, Ltd.	1,936,000	52,967
#	Qin Jia Yuan Media Services Co., Ltd.	1,303,382	795,786
*	QPL International Holdings, Ltd.	2,009,000	79,699
	Quality Healthcare Asia, Ltd.	478,995	204,349
	Raymond Industrial, Ltd.	675,400	123,448
#	Regal Hotels International Holdings, Ltd.	24,144,000	1,746,533
	Rivera Holdings, Ltd.	5,710,000	316,953
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,862,000	3,504,812
	Roadshow Holdings, Ltd.	1,456,000	132,814
	S.A.S. Dragon Holdings, Ltd.	1,456,000	201,090
#	Sa Sa International Holdings, Ltd.	3,260,000	1,280,572
	Safety Godown Co., Ltd.	408,000	280,688
*	Samson Paper Holdings, Ltd.	666,000	159,349
*	San Miguel Brewery, Ltd.	612,800	122,516
*	Sanyuan Group, Ltd.	415,000	7,995
	SCMP Group, Ltd.	4,380,000	1,248,901
	Sea Holdings, Ltd.	1,138,000	907,906
*	SEEC Media Group, Ltd.	2,550,000	137,932
# *	Shanghai Allied Cement, Ltd.	1,152,080	390,776
*	Shanghai Zenghai Property, Ltd.	13,402,000	707,373
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,557,958

14

	Shell Electric Manufacturing Co., Ltd.	1,254,172	1,656,137
	Shenyin Wanguo, Ltd.	1,212,500	1,486,180
	Shougang Concord Century Holdings, Ltd.	3,916,000	553,253
*	Shougang Concord Grand (Group), Ltd.	2,451,000	237,262
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	320,382
#	Shui On Construction & Materials, Ltd.	736,000	2,837,823
*	Shun Ho Resources Holdings, Ltd.	483,000	117,135
*	Shun Ho Technology Holdings, Ltd.	1,037,452	199,623
	Silver Grant International	5,033,000	967,464
	Sincere Co., Ltd.	505,500	30,356
	Sing Tao News Corp., Ltd.	1,842,000	314,183
#	Singamas Container Holdings, Ltd.	1,608,000	767,963
	Sino Biopharmaceutical, Ltd.	5,880,000	1,162,954
*	Sino Gas Group, Ltd.	3,277,600	98,688
*	Sinocan Holdings, Ltd.	350,000	1,753
*	Sino-i Technology, Ltd.	51,703,158	879,643
# *	Skyfame Realty Holdings, Ltd.	2,737,750	528,096
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,268,748
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	794,724
	South China (China), Ltd.	5,620,000	522,254
	South China Financial Holdings, Ltd.	4,872,000	105,767
	Southeast Asia Properties & Finance, Ltd.	263,538	77,850
	Starlight International Holdings	1,903,792	322,890
	Stelux Holdings International, Ltd.	1,307,702	120,270
	Styland Holdings, Ltd.	101,808	288
	Sun Hing Vision Group Holdings, Ltd.	358,000	185,881
	Sunway International Holdings, Ltd.	866,000	34,572
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	168,416
	Symphony Holdings, Ltd.	4,305,000	443,137
	Tack Fat Group	4,448,000	593,846
#	Tai Cheung Holdings	1,641,000	1,366,158
	Tai Fook Securities Group, Ltd.	1,506,000	1,110,785
	Tai Sang Land Development, Ltd.	576,984	306,687
# *	Tak Shun Technology Group, Ltd.	18,616,000	359,942
	Tak Sing Alliance Holdings	2,909,865	639,727
	Tan Chong International, Ltd.	1,212,000	410,773
*	TCC International Holdings, Ltd.	1,495,789	1,731,777
*	Technology Venture Holdings, Ltd.	586,000	31,716
#	Techtronic Industries Co., Ltd.	3,281,000	2,777,757
*	Termbray Industries International	2,304,900	563,401
	Tern Properties	61,200	39,302
	Texhong Textile Group, Ltd.	1,930,000	307,812
	Texwinca Holdings, Ltd.	3,610,000	2,694,425
*	The Sun’s Group, Ltd.	25,506	6,796
#	Tian An China Investments	3,081,275	4,664,878
	Tian Teck Land	1,098,000	827,444
*	Titan Petrochemicals Group, Ltd.	10,420,000	741,279
*	Tomorrow International Holdings, Ltd.	1,296,420	209,315
#	Tongda Group Holdings, Ltd.	8,210,000	349,934
#	Top Form International, Ltd.	2,760,000	328,760
*	Topsearch International (Holdings), Ltd.	234,000	14,751
	Tristate Holdings, Ltd.	188,000	57,742
	Truly International Holdings	1,288,000	3,298,849
	Tungtex (Holdings) Co., Ltd.	910,000	227,409

15

	Tysan Holdings, Ltd.	1,040,773	135,459
*	United Power Investment, Ltd.	5,696,000	220,794
	Upbest Group, Ltd.	3,280,000	392,876
	U-Right International Holdings, Ltd.	4,746,000	171,633
	USI Holdings, Ltd.	1,452,999	1,119,499
	Van Shung Chong Holdings, Ltd.	359,335	51,027
#	Varitronix International, Ltd.	1,000,293	774,325
	Vedan International (Holdings), Ltd.	640,000	72,554
	Veeko International Holdings, Ltd.	1,480,466	45,047
#	Victory City International Holdings, Ltd.	1,839,457	505,805
	Vital Biotech Holdings, Ltd.	470,000	19,522
#	Vitasoy International Holdings, Ltd.	2,805,000	1,208,357
# *	VODone, Ltd.	2,826,000	819,507
# *	Vongroup, Ltd.	9,855,000	614,311
	VST Holdings, Ltd.	2,202,000	627,172
	Wah Ha Realty Co., Ltd.	278,600	89,769
	Wai Kee Holdings, Ltd.	2,057,738	820,850
	Wang On Group, Ltd.	12,416,460	283,837
*	Warderly International Holdings, Ltd.	520,000	32,058
*	Willie International Holdings, Ltd.	28,952,000	118,564
*	Winfoong International, Ltd.	1,210,000	47,883
#	Wing On Co. International, Ltd.	802,000	1,416,555
*	Wing Shan International, Ltd.	896,000	59,916
	Wong’s International (Holdings), Ltd.	737,641	71,008
	Wong’s Kong King International (Holdings), Ltd.	120,000	19,544
*	Wonson International Holdings, Ltd.	2,020,000	49,757
*	Xpress Group, Ltd.	3,464,000	103,566
	Y. T. Realty Group, Ltd.	965,000	235,569
	Yangtzekiang Garment, Ltd.	607,500	188,001
*	Yaohan International Holdings, Ltd.	974,000	—
	Yau Lee Holdings, Ltd.	534,000	118,333
	YGM Trading	284,000	189,304
	Yip’s Chemical Holdings, Ltd.	1,176,000	822,684
	Yugang International, Ltd.	21,940,000	821,056
*	Yunnan Enterprises Holdings, Ltd.	240,000	29,309
TOTAL COMMON STOCKS			238,941,397

RIGHTS/WARRANTS — (0.1%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	668,520
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	B.A.L. Holdings, Ltd. Rights 12/17/07	121	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	2,993
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	13,295
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	16,310
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	39,941
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	9,392
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	7,039
*	Kantone Holdings, Ltd. Warrants 01/08/09	1,548,978	—
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	9,189
*	Matsunichi Communications Holdings, Ltd. Warrants 08/17/07	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/5/07	2,528,700	2,206
*	Riche Multi-Media Holdings, Ltd. Rights 12/07/07	353,000	—

16

*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	24,159
*	South China (China), Ltd. Rights 09/06/10	1,124,000	60,632
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	6,257
*	Tian An China Investments Rights 12/21/07	616,255	599,557
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	150
TOTAL RIGHTS/WARRANTS			1,459,640

TOTAL — HONG KONG			240,401,037

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,834
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,834

NEW ZEALAND — (3.5%)
COMMON STOCKS — (3.5%)
	Abano Healthcare Group, Ltd.	31,300	112,615
	AFFCO Holdings, Ltd.	1,806,887	478,118
	Air New Zealand, Ltd.	76,676	105,660
	Cavalier Corp., Ltd.	283,674	689,638
	CDL Investments New Zealand, Ltd.	370,498	113,149
	Colonial Motor Co., Ltd.	126,795	345,055
	Ebos Group, Ltd.	150,552	586,634
	Fisher & Paykel Appliances Holdings, Ltd.	1,644,220	4,289,707
	Fisher & Paykel Healthcare Corp.	2,876,852	6,918,292
	Freightways, Ltd.	643,710	1,825,163
#	Hallenstein Glassons Holdings, Ltd.	241,638	800,105
	Hellaby Holdings, Ltd.	225,492	432,652
	Horizon Energy Distribution, Ltd.	40,420	107,420
	Infratil, Ltd. (6459286)	1,602,505	3,419,176
*	Infratil, Ltd. (B24CYZ8)	231,120	299,490
#	Mainfreight, Ltd.	475,810	2,601,578
*	Methven, Ltd.	10,000	16,790
	Michael Hill International, Ltd.	1,567,460	1,203,670
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	732,441
	New Zealand Exchange, Ltd.	57,282	409,953
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,054,404
	New Zealand Refining Co., Ltd.	478,642	2,809,034
	Northland Port Corp. (New Zealand), Ltd.	219,997	515,862
	Nuplex Industries, Ltd.	463,957	2,514,025
	Port of Tauranga, Ltd.	601,252	3,095,306
*	Provenco Group, Ltd.	524,201	203,041
#	Pumpkin Patch, Ltd.	606,913	1,232,448
#	Pyne Gould Guinness, Ltd.	1,017,931	1,475,301
	Restaurant Brand New Zealand, Ltd.	369,175	253,261
*	Richina Pacific, Ltd.	309,644	108,355
*	Rubicon, Ltd.	995,760	694,785
#	Ryman Healthcare, Ltd.	2,510,698	4,116,833
	Sanford, Ltd.	418,047	1,336,649
	Scott Technology, Ltd.	60,843	92,388
*	Seafresh Fisheries, Ltd.	80,520	1,719
*	Skellerup Holdings, Ltd.	156,486	112,596

17

	Sky City Entertainment Group, Ltd.	1,896,268	6,932,200
	South Port New Zealand, Ltd.	30,744	55,540
#	Steel & Tube Holdings, Ltd.	404,138	1,172,552
*	Tasman Farms, Ltd.	157,056	—
	Taylors Group, Ltd.	29,646	39,700
*	Tenon, Ltd.	19,132	21,695
#	Tourism Holdings, Ltd.	402,452	718,022
*	Tower, Ltd.	954,231	1,618,068
	Trustpower, Ltd.	12,900	86,295
	Warehouse Group, Ltd.	357,417	1,692,657

TOTAL — NEW ZEALAND			57,440,042

SINGAPORE — (9.7%)
COMMON STOCKS — (9.7%)
# *	Addvalue Technologies, Ltd.	1,043,000	90,822
	Advanced Holdings, Ltd.	691,000	186,958
	AEM Holdings, Ltd.	558,000	52,726
	Allgreen Properties, Ltd.	1,316,000	1,473,594
	Apollo Enterprises, Ltd.	302,000	497,919
#	Aqua-Terra Supply Co., Ltd.	641,000	199,848
#	Armstrong Industrial Corp., Ltd.	1,460,000	375,377
*	ASA Group Holdings, Ltd.	586,000	42,981
	Ascott Group, Ltd.	2,367,000	2,271,000
#	Asia Environment Holdings, Ltd.	503,000	272,140
*	Asia Food and Properties, Ltd.	5,157,000	3,312,676
*	Asia-Pacific Strategic Inv Ltd	1,410	258
	ASL Marine Holdings, Ltd.	497,000	531,812
	A-Sonic Aerospace, Ltd.	626,996	74,004
	Aussino Group, Ltd.	967,000	222,812
*	Ban Joo - Company, Ltd.	1,952,000	129,841
	Best World International, Ltd.	307,500	163,741
	Beyonics Technology, Ltd.	1,945,800	515,207
	Bonvests Holdings, Ltd.	990,000	818,935
	BRC Asia, Ltd.	794,000	91,042
	Broadway Industrial Group, Ltd.	461,000	325,796
#	Brothers (Holdings), Ltd.	504,628	122,112
#	Bukit Sembawang Estates, Ltd	348,003	2,734,159
	CEI Contract Manufacturing, Ltd.	432,000	52,566
	Cerebos Pacific, Ltd.	560,000	1,668,514
#	CH Offshore, Ltd.	1,568,200	900,300
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	3,507,751
	Chemical Industries (Far East), Ltd.	105,910	71,168
*	China Auto Corp., Ltd.	3,040,700	220,418
	China Dairy Group, Ltd.	1,502,000	392,313
	China Merchants Holdings Pacific, Ltd.	652,000	438,049
*	China Petrotech Holdings	460,000	130,730
#	Chip Eng Seng Corp., Ltd.	1,775,000	762,140
	Chosen Holdings, Ltd.	1,284,000	158,687
	Chuan Hup Holdings, Ltd.	4,385,000	1,152,197
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	24,128
*	Compact Metal Industries, Ltd.	643,000	11,158
	Cougar Logistics Corp., Ltd.	237,500	91,478
	Courts Singapore, Ltd.	495,000	200,010
#	Creative Technology Co., Ltd.	262,900	1,160,847

18

	CSC Holdings, Ltd.	1,829,000	380,620
	CSE Global, Ltd.	1,893,000	1,643,602
#	CWT, Ltd.	1,384,500	1,242,548
#	Delong Holdings, Ltd.	1,287,000	1,916,154
*	Digiland International, Ltd.	12,033,000	124,381
*	Eagle Brand Holdings, Ltd.	5,158,000	269,203
#	ECS Holdings, Ltd.	1,375,000	626,605
	Ellipsiz, Ltd.	453,000	123,494
*	Eng Wah Organisation, Ltd.	265,000	136,270
	Engro Corp., Ltd.	354,000	279,985
*	Enviro-Hub Holdings, Ltd.	1,445,666	549,354
	Eu Yan Sang International, Ltd.	182,000	75,327
	Eucon Holdings, Ltd.	755,000	60,370
#	Ezra Holdings Pte, Ltd.	1,462,000	3,380,076
#	F.J. Benjamin Holdings, Ltd.	1,095,000	602,716
#	Federal International (2000), Ltd.	502,000	222,825
	Fischer Tech, Ltd.	244,000	42,048
	Food Empire Holdings, Ltd.	912,000	498,224
	Freight Links Express Holdings, Ltd.	3,893,000	258,230
	Frontline Technologies Corp., Ltd.	3,170,000	417,333
*	Fu Yu Corp., Ltd.	2,273,750	308,864
	GK Goh Holdings, Ltd.	1,494,000	1,161,018
# *	Global Voice Group, Ltd.	2,054,000	192,097
	Goodpack, Ltd.	1,592,000	2,532,977
	GP Industries, Ltd.	3,120,209	936,017
	Grand Banks Yachts, Ltd.	250,000	159,060
	Hersing Corp., Ltd.	642,500	242,120
#	Hi-P International, Ltd.	1,973,000	678,844
	Ho Bee Investment, Ltd.	1,471,000	1,515,530
#	Hong Fok Corp., Ltd.	1,975,600	1,806,007
#	Hong Leong Asia, Ltd.	1,048,000	2,475,868
	Hotel Grand Central, Ltd.	1,060,514	773,364
#	Hotel Plaza, Ltd.	1,189,000	1,547,054
	Hotel Properties, Ltd.	1,842,500	4,979,038
	Hour Glass, Ltd.	311,372	348,741
#	HTL International Holdings, Ltd.	1,839,843	746,103
	Huan Hsin Holdings, Ltd.	1,138,400	424,526
#	HupSteel, Ltd.	1,687,875	477,937
	Hwa Hong Corp., Ltd.	2,488,000	1,215,795
#	Hyflux, Ltd.	1,067,000	2,590,776
#	IDT Holdings, Ltd.	718,000	227,360
	IFS Capital, Ltd.	348,000	169,032
*	Informatics Education, Ltd.	1,339,000	60,532
	InnoTek, Ltd.	931,000	554,194
	Innovalues, Ltd.	1,040,000	194,559
*	Interra Resources, Ltd.	37,086	6,441
	Intraco, Ltd.	292,500	97,716
	IPC Corp., Ltd.	700,000	65,520
	Isetan (Singapore), Ltd.	122,500	356,327
	Jadason Enterprises, Ltd.	1,108,000	103,312
*	Jasper Investments, Ltd.	2,267,000	31,516
	Jaya Holdings, Ltd.	2,733,000	3,451,102
	JK Yaming International Holdings, Ltd.	907,000	256,816
#	Jurong Technologies Industrial Corp., Ltd.	1,713,600	515,419
	K1 Ventures, Ltd.	5,340,500	1,150,934

19

#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	8,190,368
	Khong Guan Flour Milling, Ltd.	38,000	41,923
	Kian Ann Engineering, Ltd.	1,302,000	179,350
	Kian Ho Bearings, Ltd.	781,500	120,177
	Kim Eng Holdings, Ltd.	1,594,000	2,482,683
	Koh Brothers Group, Ltd.	1,494,000	335,888
#	KS Energy Services, Ltd.	800,000	1,820,378
*	L & M Group Investments, Ltd.	7,107,100	24,541
	Labroy Marine, Ltd.	3,343,000	6,538,436
	LanTroVision (S), Ltd.	5,028,750	175,446
	LC Development, Ltd.	2,041,254	526,785
	Lee Kim Tah Holdings, Ltd.	1,600,000	676,097
	Lion Asiapac, Ltd.	473,000	83,002
	Low Keng Huat Singapore, Ltd.	1,116,000	463,393
	Lum Chang Holdings, Ltd.	1,134,030	282,782
*	Manhattan Resources, Ltd.	668,000	279,838
	Manufacturing Integration Technology, Ltd.	588,000	69,258
*	MDR, Ltd.	2,040,000	84,653
# *	Mediaring.Com, Ltd.	4,262,500	591,631
	Memtech International, Ltd.	1,322,000	201,389
	Metro Holdings, Ltd.	2,256,960	1,694,806
#	Midas Holdings, Ltd.	1,342,000	1,357,879
#	Miyoshi Precision, Ltd.	553,500	78,273
	MobileOne, Ltd.	2,025,000	2,813,165
*	Multi-Chem, Ltd.	1,263,000	182,666
	Natsteel, Ltd.	414,000	416,214
#	Nera Telecommunications, Ltd.	1,450,000	367,324
	New Toyo International Holdings, Ltd.	1,043,000	232,993
# *	Orchard Parade Holdings, Ltd.	1,084,022	1,209,186
#	Osim International, Ltd.	1,965,600	921,503
	Ossia International, Ltd.	750,554	215,535
#	Pan-United Corp., Ltd.	2,193,000	1,192,513
	Parkway Holdings, Ltd.	441,000	1,157,500
	PCI, Ltd.	734,000	251,629
	Penguin Boat International, Ltd.	320,000	51,997
	Pertama Holdings, Ltd.	459,750	94,458
#	Petra Foods, Ltd.	881,000	857,131
	Popular Holdings, Ltd.	1,813,000	381,763
	PSC Corp., Ltd.	1,973,419	509,274
	QAF, Ltd.	881,000	268,392
	Qian Hu Corp., Ltd.	874,600	97,701
	Raffles Education Corp., Ltd.	2,403,000	5,353,282
	Robinson & Co., Ltd.	284,832	850,164
	Rotary Engineering, Ltd.	2,273,600	1,967,399
	San Teh, Ltd.	838,406	334,452
	SBS Transit, Ltd.	1,011,000	2,062,577
#	SC Global Developments, Ltd.	935,848	1,583,103
*	Sea View Hotel, Ltd.	66,000	—
# *	Seksun Corp., Ltd.	530,000	269,394
	Sim Lian Group, Ltd.	1,380,000	601,695
	Sing Investments & Finance, Ltd.	198,450	225,086
#	Singapore Food Industries, Ltd.	1,707,000	943,222
	Singapore Post, Ltd.	6,543,000	4,931,606
	Singapore Reinsurance Corp., Ltd	1,695,028	405,080
	Singapore Shipping Corp., Ltd.	1,930,000	673,109

20

	Singapura Finance, Ltd.	174,062	198,040
# *	Sinomem Technology, Ltd.	902,000	576,083
*	Sinwa, Ltd.	259,000	95,419
	SMB United, Ltd.	2,010,000	503,474
	SMRT Corp., Ltd.	3,293,000	3,664,967
	SNP Corp., Ltd.	466,495	366,563
#	SP Chemicals, Ltd.	813,000	561,348
*	SP Corp., Ltd.	454,000	38,139
	SSH Corp., Ltd.	1,307,000	331,871
#	Stamford Land Corp., Ltd.	3,229,000	1,322,638
*	Straco Corp., Ltd.	130,000	16,881
	Straits Trading Co., Ltd.	1,117,200	3,691,004
	Sunningdale Tech, Ltd.	1,332,000	292,268
	Sunright, Ltd.	378,000	82,002
	Superbowl Holdings, Ltd.	980,000	203,496
	Superior Multi-Packaging, Ltd.	490,500	47,830
	Tat Hong Holdings, Ltd.	1,194,000	2,616,240
*	Thakral Corp., Ltd.	6,028,000	438,559
	Tiong Woon Corp. Holding, Ltd.	1,359,000	852,333
	Transmarco, Ltd.	106,500	52,495
	Trek 2000 International, Ltd.	1,004,000	242,785
	TT International, Ltd.	2,742,480	294,752
*	Tuan Sing Holdings, Ltd.	3,362,000	734,249
	UMS Holdings, Ltd.	941,000	234,155
#	Unisteel Technology, Ltd.	1,521,875	1,808,047
	United Engineers, Ltd.	846,666	2,171,686
*	United Envirotech, Ltd.	352,000	66,755
	United Overseas Insurance, Ltd.	188,250	509,141
*	United Pulp & Paper Co., Ltd.	708,000	118,222
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,705,577
	Vicom, Ltd.	120,000	145,322
#	WBL Corp., Ltd.	720,000	1,973,183
	Wheelock Properties (S), Ltd.	861,000	1,285,434
#	Wing Tai Holdings, Ltd.	1,127,800	2,062,385
	Xpress Holdings, Ltd.	3,079,000	287,102
	Yellow Pages (Singapore), Ltd.	299,000	216,039
	YHI International, Ltd.	1,174,000	295,858
*	Yoma Strategic Holdings, Ltd.	132,000	23,243
# *	Yongnam Holdings, Ltd.	1,970,000	415,652
*	Zhongguo Jilong, Ltd.	249,876	7,633
TOTAL COMMON STOCKS			159,919,054

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	4,506
# *	Goodpack, Ltd. Rights 07/16/09	199,000	68,715
*	Hotel Plaza, Ltd. Rights 12/19/07	594,500	75,564
*	Jurong Technologies Industrial Corp., Ltd. Rights 12/10/07	514,080	15,976
*	Qian Hu Corp, Ltd. Warrants 9/19/10	204,100	17,267
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,545
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	110,200
TOTAL RIGHTS/WARRANTS			306,773

TOTAL — SINGAPORE			160,225,827

21

	UNITED KINGDOM — (0.0%)
	COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	5,591

	UNITED STATES — (0.0%)
	COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	—
# *	Peplin, Inc.	391,543	269,717
	TOTAL — UNITED STATES		269,717

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $5,375,000 FNMA 6.50%, 11/01/36, valued at $4,160,187) to be repurchased at $4,098,516	$4,097	4,097,000

	SECURITIES LENDING COLLATERAL — (27.5%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $51,139,511 FHLMC 6.000%, 08/01/37, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $109,208,689 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 01/01/36 to 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $87,434,952 FHLMC 6.500%, 09/01/37 & FNMA 6.435%(r), 01/01/37, valued at $84,352,647) to be repurchased at $82,730,581	82,699	82,698,673
@	Repurchase Agreement, Greenwich Capital Markets, Inc. 4.63%, 12/03/07 (Collateralized by $152,260,824 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 05/01/37 to 11/01/37, valued at $153,471,800) to be repurchased at $150,519,794	150,462	150,461,741
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $121,420,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 06/01/19 to 02/01/36, valued at $72,494,160) to be repurchased at $71,096,583	71,069	71,069,162
	TOTAL SECURITIES LENDING COLLATERAL		454,229,576

	TOTAL INVESTMENTS - (100.0%) (Cost $1,263,895,537)		$1,650,300,720

See accompanying Notes to Financial Statements.

22

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (96.6%)
Consumer Discretionary — (14.4%)
	4imprint Group P.L.C.	96,735	$413,406
*	Abbeycrest P.L.C.	42,590	17,950
	Aga Foodservice Group P.L.C.	482,646	3,723,659
	Alba P.L.C.	184,693	384,434
	Alexandra P.L.C.	124,343	250,976
	Alexon Group P.L.C.	229,363	603,483
	Arena Leisure P.L.C.	1,411,547	1,574,992
	Avesco Group P.L.C.	44,438	93,284
	Avon Rubber P.L.C.	126,434	428,065
	Bellway P.L.C.	298,107	5,945,317
#	Blacks Leisure Group P.L.C.	181,058	838,894
	Bloomsbury Publishing P.L.C.	281,545	694,444
	Bovis Homes Group P.L.C.	496,620	6,452,248
	BPP Holdings P.L.C.	222,896	3,381,984
	Caffyns P.L.C.	6,000	124,589
	Carpetright P.L.C.	141,976	3,111,946
* #	Celtic P.L.C.	61,138	79,649
	Centaur Media P.L.C.	599,070	1,170,800
	Chime Communications P.L.C.	1,055,433	748,900
	Chrysalis Group P.L.C.	526,419	1,191,662
	Churchill China P.L.C.	30,000	188,403
	Clinton Cards P.L.C.	740,506	904,893
	Colefax Group P.L.C.	60,000	241,049
	Cosalt P.L.C.	82,921	555,003
	Creston P.L.C.	213,773	395,868
	Dawson Holdings P.L.C.	253,045	536,125
	Dignity P.L.C.	252,324	4,108,940
*	Entertainment Rights P.L.C.	2,258,940	834,999
	Euromoney Institutional Investor P.L.C.	360,841	3,000,868
	Findel P.L.C.	380,020	4,787,638
*	Forminster P.L.C.	43,333	3,341
#	French Connection Group P.L.C.	384,233	867,145
	Fuller Smith &Turner P.L.C.	132,742	1,693,120
	Future P.L.C.	1,363,027	941,842
*	Galiform P.L.C.	2,349,090	4,511,400
	Game Group P.L.C.	1,507,827	6,108,755
#	Games Workshop Group P.L.C.	104,823	426,526
*	Gaskell P.L.C.	36,000	1,850
	GCAP Media P.L.C.	688,164	1,802,316
	Greene King P.L.C.	411,407	6,921,476
	Halfords Group P.L.C.	954,932	6,103,313
	Haynes Publishing Group P.L.C.	14,703	92,952
	Headlam Group P.L.C.	317,864	3,220,561
	Henry Boot P.L.C.	439,079	1,545,638

1

*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,650,324	3,838,494
	Holidaybreak P.L.C.	182,382	2,499,964
	Hornby P.L.C.	154,220	801,935
*	HR Owen P.L.C.	71,542	196,083
	Huntsworth P.L.C.	818,058	1,350,761
	J.D. Wetherspoon P.L.C.	552,111	4,535,642
	JJB Sports P.L.C.	949,037	2,706,860
	John David Group P.L.C.	126,388	1,029,849
	John Menzies P.L.C.	244,534	2,667,596
	Johnston Press P.L.C.	618,693	3,402,596
	Kesa Electricals P.L.C.	278,297	1,351,454
*	Lambert Howarth Group P.L.C.	43,203	16,432
	Land of Leather Holdings P.L.C.	194,670	738,767
	Laura Ashley Holdings P.L.C.	2,887,571	1,519,677
	Lookers P.L.C.	709,211	1,866,672
#	Luminar Group Holdings P.L.C.	268,448	2,892,230
	Mallett P.L.C.	46,337	181,906
	Manganese Bronze Holdings P.L.C.	68,818	849,433
	Marchpole Holdings P.L.C.	111,635	111,232
*	Mice Group P.L.C.	844,000	104,112
	Millennium and Copthorne Hotels P.L.C.	298,578	2,853,710
*	Monsoon P.L.C.	71,000	611,920
	Moss Bros Group P.L.C.	234,511	193,212
	Mothercare P.L.C.	305,941	2,199,380
	N Brown Group P.L.C.	1,002,689	5,092,399
	Next Fifteen Communications P.L.C.	25,000	37,491
*	Nord Anglia Education P.L.C.	130,842	692,543
*	NXT P.L.C.	139,588	23,676
*	Pace Micro Technology P.L.C.	769,447	1,506,509
*	Partridge Fine Arts P.L.C.	26,127	22,292
#	Pendragon P.L.C.	2,285,154	1,821,634
#	Photo-Me International P.L.C.	1,340,534	1,103,575
	Pinewood Shepperton P.L.C.	187,350	929,203
*	Pittards P.L.C.	60,985	4,368
	Portmeirion Group P.L.C.	22,856	137,991
*	Pressac P.L.C.	78,129	1,205
	Redrow P.L.C.	644,914	4,645,550
*	Regent Inns P.L.C.	459,957	404,576
	Restaurant Group P.L.C.	753,607	3,374,872
	ScS Upholstery P.L.C.	127,472	294,179
*	Shellshock, Ltd.	850	1,014
	Sirdar P.L.C.	22,000	12,459
	SMG P.L.C.	965,594	247,893
	Smiths News P.L.C.	635,227	1,455,313
*	Southampton Leisure Holdings P.L.C.	19,615	17,725
*	Sportech P.L.C.	3,392,939	714,391
	St Ives Group P.L.C.	432,276	2,219,569
	St. Jame’s Place P.L.C.	138,322	864,475
*	Stylo P.L.C.	64,096	63,411
	Taylor Nelson Sofres P.L.C.	1,771,993	7,328,905
	Ted Baker P.L.C.	161,948	1,769,048
*	TG21 P.L.C.	85,507	8,918
	The Character Group P.L.C.	97,314	312,109
	The Vitec Group P.L.C.	150,307	1,768,150

2

*	Tinopolis P.L.C.	175,752	101,553
	Topps Tiles P.L.C.	783,092	2,614,198
*	Torotrak P.L.C.	449,280	249,641
*	Tradus P.L.C.	70,899	2,475,428
	UTV Media P.L.C.	217,432	1,198,823
	Wagon P.L.C.	227,775	131,590
*	Wembley P.L.C.	68,694	14,123
*	Westcity P.L.C.	96,111	63,602
	WH Smith P.L.C.	635,227	4,152,345
	Wilmington Group P.L.C.	356,207	1,503,011
#	Woolworths Group P.L.C.	5,587,422	1,696,965
Total Consumer Discretionary			170,621,342

Consumer Staples — (4.7%)
	Anglo-Eastern Plantations P.L.C.	111,453	879,166
	Barr (A.G.) P.L.C.	66,137	1,590,101
*	Britvic P.L.C.	235,183	1,674,936
	Cranswick P.L.C.	179,621	2,917,495
	Dairy Crest Group P.L.C.	540,816	6,657,667
	Devro P.L.C.	623,198	1,099,446
	Emap P.L.C.	72,621	1,241,357
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	4,377,848
	Marston’s P.L.C.	1,247,442	8,609,175
	Mcbride P.L.C.	935,102	3,029,401
	Nichols P.L.C.	66,550	334,079
	Northern Foods P.L.C.	2,023,798	3,959,195
	Premier Foods P.L.C.	1,020,492	4,191,090
	PZ Cussons P.L.C.	1,506,491	6,726,983
	R.E.A. Holdings P.L.C.	49,233	500,404
	Robert Wiseman Dairies P.L.C.	290,033	3,013,421
	Signet Group P.L.C.	555,211	714,523
	Swallowfield P.L.C.	15,000	23,383
	Thorntons P.L.C.	313,060	1,145,429
	Uniq P.L.C.	463,373	1,958,105
	Young & Co’s Brewery P.L.C.	10,000	440,164
#	Young & Co’s Brewery P.L.C. Class A	5,234	241,563
Total Consumer Staples			55,324,931

Energy — (8.8%)
	Abbot Group P.L.C.	896,741	6,071,854
	Anglo Pacific Group P.L.C.	395,642	1,432,580
	Burren Energy P.L.C.	476,536	12,229,468
*	Dana Petroleum P.L.C.	337,760	9,190,529
*	Emerald Energy P.L.C.	220,639	908,051
	Expro International Group P.L.C.	429,435	8,954,966
*	Fortune Oil P.L.C.	5,933,254	948,350
	Hunting P.L.C.	485,389	6,995,372
	James Fisher & Sons P.L.C.	192,145	2,456,909
	JKX Oil and Gas P.L.C.	592,186	4,532,062
	John Wood Group P.L.C.	1,504,358	12,695,851
	KBC Advanced Technologies P.L.C.	163,011	153,276
	Lupus Capital P.L.C.	429,989	76,959
	Melrose Resources P.L.C.	388,991	2,638,511
*	Premier Oil P.L.C.	335,038	8,937,404

3

* #	Soco International P.L.C.	294,449	14,071,036
*	UK Coal P.L.C.	590,118	5,149,066
	Venture Production P.L.C.	437,094	7,146,277
Total Energy			104,588,521

Financials — (14.3%)
	A & J Mucklow Group P.L.C.	221,136	1,325,967
	Aberdeen Asset Management P.L.C.	2,493,376	8,592,838
	Amlin P.L.C.	513,366	3,259,428
	Arbuthnot Banking Group P.L.C.	67,329	671,476
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	861,087	2,915,404
	Benfield Group, Ltd. P.L.C.	336,916	2,106,880
	Brewin Dolphin Holdings P.L.C.	895,086	3,143,582
	Brit Insurance Holdings P.L.C.	1,320,379	6,964,099
	Brixton P.L.C.	626,766	4,085,562
	Capital & Regional P.L.C.	279,419	3,149,938
	Catlin Group, Ltd.	242,131	2,088,501
	Charles Stanley Group P.L.C.	127,317	681,061
	Chesnara P.L.C.	92,900	334,117
	Close Brothers Group P.L.C.	99,664	1,845,473
*	CLS Holdings P.L.C.	262,590	2,163,653
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,446,915
	Daejan Holdings P.L.C.	43,621	2,821,473
	Derwent London P.L.C.	345,803	10,690,288
	Development Securities P.L.C.	177,708	1,490,249
	DTZ Holdings P.L.C.	209,951	1,408,182
#	Erinaceous Group P.L.C.	465,172	80,924
	Evolution Group P.L.C.	1,152,902	2,508,535
#	F&C Asset Management P.L.C.	1,670,683	6,933,855
#	Grainger P.L.C.	436,048	3,351,263
	Great Portland Estates P.L.C.	625,131	6,431,067
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Group P.L.C.	138,704	797,785
	Helical Bar P.L.C.	414,939	3,230,087
	Henderson Group P.L.C.	2,973,714	8,786,434
	Highway Insurance Holdings P.L.C.	844,999	1,251,560
	Hiscox, Ltd.	1,606,168	8,815,949
	IG Group Holdings P.L.C.	1,209,607	10,165,082
*	Industrial & Commercial Holdings P.L.C.	5,000	154
	Intermediate Capital Group P.L.C.	181,009	6,732,416
#	Jardine Lloyd Thompson Group P.L.C.	817,253	6,004,935
	Kiln, Ltd.	1,128,975	2,448,131
	Liontrust Asset Management P.L.C.	129,935	881,505
	London Scottish Bank P.L.C.	491,096	792,703
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,949,861
	McKay Securities P.L.C.	32,232	199,364
*	Minerva P.L.C.	601,226	1,967,607
*	Novae Group P.L.C.	743,167	488,741
	Panmure Gordon & Co. P.L.C.	15,272	34,229
#	Paragon Group of Cos. P.L.C.	153,200	440,322
	Park Group P.L.C.	291,600	95,655
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	171

4

	Quintain Estates & Development P.L.C.	161,208	1,981,007
	Rathbone Brothers P.L.C.	150,689	3,415,322
	Rensburg Sheppards P.L.C.	174,975	2,203,330
	Rugby Estates P.L.C.	15,328	127,468
	S&U P.L.C.	21,140	185,271
	Savills P.L.C.	443,892	2,886,670
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	503,839	5,931,988
	Shore Capital Group P.L.C.	1,227,370	1,140,389
	ST Modwen Properties P.L.C.	496,506	4,324,101
*	Terence Chapman Group P.L.C.	62,500	408
	Town Centre Securities P.L.C.	206,327	1,495,625
	Tullett Prebon P.L.C.	247,502	2,412,550
	Unite Group P.L.C.	457,428	3,845,926
	Warner Estate Holdings P.L.C.	172,730	1,588,985
	Workspace Group P.L.C.	598,597	3,478,165
Total Financials			170,597,905

Health Care — (3.2%)
*	Acambis P.L.C.	372,178	1,012,504
*	Alizyme P.L.C.	660,805	1,052,224
*	Antisoma P.L.C.	1,755,079	1,077,611
*	Ark Therapeutics Group P.L.C.	654,350	1,348,997
* #	Axis-Shield P.L.C.	215,716	1,165,466
*	BBI Holdings P.L.C.	40,315	129,651
* #	Biocompatibles International P.L.C.	150,111	438,761
*	Bionostics P.L.C.	171,391	50,147
*	Bioquell P.L.C.	90,893	371,638
*	BTG P.L.C.	489,797	1,040,738
	Care UK P.L.C.	205,547	1,822,062
*	Clinical Computing P.L.C.	46,666	2,938
	Consort Medical P.L.C.	114,539	1,448,057
	Corin Group P.L.C.	151,637	1,867,208
	Dechra Pharmaceuticals P.L.C.	204,340	1,406,989
*	Genetix Group P.L.C.	151,246	165,545
*	Global Health Partner P.L.C.	800	1,933
	Goldshield Group P.L.C.	123,034	636,356
*	Gyrus Group P.L.C.	623,812	7,774,656
	Hikma Pharmaceuticals P.L.C.	279,807	2,713,668
*	MDY Healthcare P.L.C.	9,000	12,056
	Nestor Healthcare Group P.L.C.	443,850	307,735
*	Osmetech P.L.C.	66,935	33,510
*	Oxford Biomedica P.L.C.	2,007,523	907,679
*	Phytopharm P.L.C.	104,349	74,930
*	Pinnacle Staffing Group P.L.C.	303,219	28,061
*	Protherics P.L.C.	1,046,492	1,181,608
*	Provalis P.L.C.	796,584	4,913
*	Skyepharma P.L.C.	2,745,363	733,918
	SSL International P.L.C.	779,371	8,066,732
*	Vectura Group P.L.C.	491,081	635,684
*	Vernalis P.L.C.	1,131,506	229,222
	William Ransom & Son P.L.C.	30,000	12,050
Total Health Care			37,755,247

5

Industrials — (34.9%)
*	AEA Technology P.L.C.	539,970	1,156,334
	Aggreko P.L.C.	1,047,234	10,911,260
	Air Partner P.L.C.	38,153	835,911
*	Airflow Streamline P.L.C.	20,500	24,656
	Alfred McAlpine P.L.C.	407,456	4,387,611
	Alumasc Group P.L.C.	131,547	584,660
	Amec P.L.C.	762,317	12,027,803
	Arriva P.L.C.	577,614	9,690,241
	Ashtead Group P.L.C.	1,785,154	2,790,905
	Atkins WS P.L.C.	445,124	11,058,742
*	Autologic Holdings P.L.C.	96,590	141,138
* #	Avis Europe P.L.C.	3,154,308	1,866,378
	Babcock International Group P.L.C.	857,669	10,393,531
	Balfour Beatty P.L.C.	30,053	301,920
*	BB Holdings, Ltd.	8,709	42,583
	BBA Aviation P.L.C.	839,469	3,767,181
	Biffa P.L.C.	211,347	1,402,871
	Bodycote International P.L.C.	1,195,464	6,090,580
	Braemar Shipping Services P.L.C.	73,913	652,885
	Brammer P.L.C.	189,691	881,369
	BSS Group P.L.C.	489,028	4,469,134
	Business Post Group P.L.C.	204,928	1,177,818
*	C.H. Bailey P.L.C.	20,950	54,014
	Camellia P.L.C.	2,437	424,052
	Carillion P.L.C.	1,160,755	8,818,156
*	Carlisle Group, Ltd.	3,400	9,089
	Carr’s Milling Industries P.L.C.	35,330	401,550
	Carter & Carter Group P.L.C.	122,848	208,367
	Castings P.L.C.	163,887	976,395
	Charles Taylor Consulting P.L.C.	143,225	937,703
*	Charter P.L.C.	613,283	10,878,338
	Chemring Group P.L.C.	134,781	5,929,637
	Chloride Group P.L.C.	1,054,622	4,049,243
	Christian Salvesen P.L.C.	950,714	1,785,341
	Christie Group P.L.C.	53,263	172,368
	Clarkson P.L.C.	54,733	1,219,887
	Communisis P.L.C.	577,296	841,755
	Cookson Group P.L.C.	780,702	11,967,847
*	Corporate Services Group P.L.C.	3,685,688	144,969
*	Costain Group P.L.C.	1,306,155	718,446
*	Danka Business Systems P.L.C.	1,029,605	74,745
	Dart Group P.L.C.	296,000	385,488
	Davis Service Group P.L.C.	701,142	7,619,306
	De La Rue P.L.C.	631,439	11,318,867
	Dewhurst P.L.C.	9,000	39,042
	Domino Printing Sciences P.L.C.	449,538	2,450,149
*	easyJet P.L.C.	742,283	8,592,046
	Eleco P.L.C.	104,685	228,688
*	Eliza Tinsley Group P.L.C.	19,844	3,672
	Enodis P.L.C.	1,641,473	5,814,151
	Fenner P.L.C.	609,311	2,960,533
	FKI P.L.C.	2,265,782	3,601,533
	Forth Ports P.L.C.	187,302	7,008,426

6

*	Fortress Holdings P.L.C.	120,728	6,826
	FW Thorpe P.L.C.	24,000	303,260
	Galliford Try P.L.C.	1,475,611	3,839,320
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	247,886
	Go-Ahead Group P.L.C.	178,245	9,062,610
	Hampson Industries P.L.C.	320,091	1,102,814
	Harvey Nash Group P.L.C.	261,144	298,739
	Havelock Europa P.L.C.	141,758	321,947
#	Helphire P.L.C.	570,202	4,418,236
*	Heywood Williams Group P.L.C.	323,020	347,656
	Homeserve P.L.C.	238,474	8,727,754
	Hyder Consulting P.L.C.	159,637	1,571,911
	IMI P.L.C.	181,658	1,687,607
	Interserve P.L.C.	512,988	4,971,859
	Intertek Group P.L.C.	615,784	11,448,487
*	Invensys P.L.C.	1,628,063	8,332,032
	ITE Group P.L.C.	1,007,435	3,530,416
	J. Smart & Co. (Contractors) P.L.C.	22,500	364,283
	James Halstead P.L.C.	104,416	1,244,473
	Johnson Service Group P.L.C.	206,862	250,787
	Keller Group P.L.C.	285,825	4,787,189
	Kier Group P.L.C.	145,769	4,802,849
	Latchways P.L.C.	42,476	816,361
	Lavendon Group P.L.C.	157,181	1,629,472
	Lincat Group P.L.C.	14,452	186,988
	Low & Bonar P.L.C.	707,849	1,663,780
	Management Consulting Group P.L.C.	1,055,808	694,666
	Meggitt P.L.C.	81,050	518,212
	Metalrax Group P.L.C.	508,719	198,734
	Michael Page International P.L.C.	1,292,259	8,686,749
	Mitie Group P.L.C.	1,263,634	7,150,545
	MJ Gleeson Group P.L.C.	195,875	1,409,837
	Molins P.L.C.	82,233	240,190
	Morgan Crucible Co. P.L.C.	1,212,085	6,515,493
	Morgan Sindall P.L.C.	175,758	4,366,488
	Mouchel Parkman P.L.C.	437,972	3,974,497
	MS International P.L.C.	71,500	330,328
	National Express Group P.L.C.	87,103	2,120,091
	Northgate P.L.C.	293,546	4,503,884
*	OneSource Services, Inc.	544	45,843
	OPD Group P.L.C.	102,094	430,745
	Parkwood Holdings P.L.C.	62,980	136,704
	PayPoint P.L.C.	53,251	718,374
	Regus Group P.L.C.	3,865,759	6,519,168
*	Renold P.L.C.	270,995	523,124
	Ricardo P.L.C.	220,336	1,371,164
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,162,998
	ROK P.L.C.	633,380	1,730,825
	RPS Group P.L.C.	824,831	5,117,308
	Senior P.L.C.	1,562,041	3,562,982
	Serco Group P.L.C.	134,385	1,313,570
	Severfield-Rowen P.L.C.	354,372	3,683,037
	Shanks Group P.L.C.	969,620	4,376,967

7

	SIG P.L.C.	487,628	8,665,468
	Speedy Hire P.L.C.	183,252	3,227,882
*	Spice P.L.C.	3,967	41,055
	Spirax-Sarco Engineering P.L.C.	318,471	6,298,786
	Spring Group P.L.C.	596,238	571,010
	Stagecoach Group P.L.C.	1,492,069	7,573,445
*	Stanelco P.L.C.	2,148,370	14,125
	Sthree P.L.C.	82,165	330,522
	T. Clarke P.L.C.	148,717	554,056
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	943,765
	TDG P.L.C.	326,296	1,402,976
*	The 600 Group P.L.C.	218,038	232,085
	The Weir Group P.L.C.	853,629	13,722,292
	Tomkins P.L.C.	534,579	2,148,087
*	Trafficmaster P.L.C.	553,279	563,625
	Travis Perkins P.L.C.	116,804	3,191,848
	Tribal Group P.L.C.	125,000	313,762
	Trifast P.L.C.	359,985	484,622
	Ultra Electronics Holdings P.L.C.	279,339	6,810,379
	Umeco P.L.C.	177,143	2,204,536
* #	Volex Group P.L.C.	241,088	696,637
	Vp P.L.C.	172,286	1,460,733
	VT Group P.L.C.	708,023	9,376,850
	Waterman Group P.L.C.	108,139	368,837
	Whatman P.L.C.	520,176	2,028,153
	White Young Green P.L.C.	183,454	1,481,652
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,807
	Wincanton P.L.C.	478,403	3,954,495
	WSP Group P.L.C.	270,216	3,819,428
	XP Power, Ltd.	73,546	375,433
Total Industrials			414,529,730

Information Technology — (11.4%)
	Abacus Group P.L.C.	285,469	445,293
	Acal P.L.C.	104,729	430,275
	Aegis Group P.L.C.	454,442	1,040,125
*	Alterian P.L.C.	179,139	497,727
	Anite P.L.C.	1,273,342	1,139,926
*	ARC International P.L.C.	623,793	467,411
	ARM Holdings P.L.C.	1,579,285	4,313,636
*	Autonomy Corp. P.L.C.	735,861	12,067,144
	Aveva Group P.L.C.	288,041	5,598,119
	Axon Group P.L.C.	251,554	2,971,142
*	Blinkx P.L.C.	696,972	314,843
	CML Microsystems P.L.C.	18,361	34,502
	Computacenter P.L.C.	397,656	1,371,254
*	CSR P.L.C.	250,291	3,274,544
	Detica Group P.L.C.	485,719	2,295,555
	Dialight P.L.C.	111,362	295,208
	Dicom Group P.L.C.	325,477	1,272,075
	Dimension Data Holdings P.L.C.	939,000	1,186,954
	Diploma P.L.C.	89,213	1,742,684
	E2V Technologies P.L.C.	254,720	1,464,940

8

	Electrocomponents P.L.C.	1,509,894	6,868,178
	Electronic Data Processing P.L.C.	55,200	58,457
*	Eurodis Electron P.L.C.	2,118,657	45,736
	Fidessa Group P.L.C.	134,098	2,642,026
*	Filtronic P.L.C.	338,741	1,214,710
	Financial Objects P.L.C.	17,000	16,709
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	196,948
*	Gresham Computing P.L.C.	204,631	286,762
	Halma P.L.C.	1,554,692	6,849,328
*	Imagination Technologies Group P.L.C.	908,378	2,039,147
*	Innovation Group P.L.C.	2,537,718	1,603,182
*	Intec Telecom Systems P.L.C.	1,201,847	989,180
	Intelek P.L.C.	49,880	20,347
	Kewill Systems P.L.C.	309,597	576,482
	Laird Group P.L.C.	696,658	8,392,854
	Macro 4 P.L.C.	68,736	224,303
	Micro Focus International P.L.C.	465,120	2,678,021
	Microgen P.L.C.	404,360	291,040
	Misys P.L.C.	2,032,165	8,387,962
*	Monitise P.L.C.	450,565	136,379
*	Morse P.L.C.	367,208	516,755
	MTL Instruments Group P.L.C.	71,580	868,059
*	nCipher P.L.C.	110,961	562,200
	Netstore P.L.C.	143,737	78,407
	Northgate Information Solutions P.L.C.	2,006,015	2,722,670
	NSB Retail Systems P.L.C.	1,498,343	667,928
	Oxford Instruments P.L.C.	194,358	807,271
*	Parity Group P.L.C.	7,621	9,882
	Phoenix IT Group, Ltd.	178,926	1,147,728
*	Plasmon P.L.C.	259,985	92,323
	Premier Farnell P.L.C.	1,411,409	4,123,757
	Psion P.L.C.	513,902	1,027,253
	Raymarine P.L.C.	289,080	1,266,410
	Renishaw P.L.C.	222,795	2,931,937
	RM P.L.C.	369,199	1,517,520
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	368,996	7,458,499
*	SCI Entertainment Group P.L.C.	286,579	1,431,257
*	Scipher P.L.C.	34,563	799
*	SDL P.L.C.	279,025	1,608,622
	Spectris P.L.C.	508,179	8,013,242
*	Spirent Communications P.L.C.	3,268,201	4,250,174
*	Superscape Group P.L.C.	431,879	77,311
	TT electronics P.L.C.	543,437	1,449,271
	United Business Media P.L.C.	232,623	3,054,278
	Vega Group P.L.C.	80,607	449,671
	Vislink P.L.C.	588,460	629,395
*	Wolfson Microelectronics P.L.C.	453,006	2,204,257
	Xaar P.L.C.	220,887	906,709
	Zetex P.L.C.	324,690	337,138
Total Information Technology			135,951,831

Materials — (3.4%)
*	Amberley Group P.L.C.	175,000	31,032

9

*	API Group P.L.C.	103,483	42,507
	British Polythene Industries P.L.C.	102,332	580,083
	Carclo P.L.C.	214,230	424,901
	Chamberlin P.L.C.	18,000	74,066
*	Chapelthorpe P.L.C.	63,180	46,381
*	Coral Products P.L.C.	50,000	7,710
	Croda International P.L.C.	506,879	6,063,574
	Delta P.L.C.	500,743	1,170,863
	DS Smith P.L.C.	1,629,320	7,031,837
	Dyson Group P.L.C.	127,757	472,726
	Elementis P.L.C.	1,911,621	3,303,136
	Ennstone P.L.C.	1,940,949	1,458,088
	Filtrona P.L.C.	724,553	3,317,723
	Foseco P.L.C.	145,540	827,858
	Hill & Smith Holdings P.L.C.	280,223	1,919,617
	Inmarsat P.L.C.	73,437	717,311
*	Inveresk P.L.C.	125,000	25,046
	Macfarlane Group P.L.C.	378,287	217,201
	Marshalls P.L.C.	662,347	3,949,389
	Opsec Security Group P.L.C.	117,822	136,406
	Porvair P.L.C.	158,128	370,361
	RPC Group P.L.C.	402,719	1,923,672
*	Scapa Group P.L.C.	456,918	302,356
	Treatt P.L.C.	14,957	91,905
	Victrex P.L.C.	314,861	4,425,080
	Yule Catto & Co. P.L.C.	540,291	1,876,152
	Zotefoams P.L.C.	96,852	181,977
Total Materials			40,988,958

Telecommunication Services — (0.9%)
*	Colt Telecom Group SA	858,120	3,215,252
	Kcom Group P.L.C.	1,880,740	2,161,966
*	Redstone P.L.C.	125,910	179,150
	Telecom Plus P.L.C.	294,204	1,114,083
*	THUS Group P.L.C.	600,824	1,672,073
	Trinity Mirror P.L.C.	187,336	1,303,173
* #	Vanco P.L.C.	232,704	822,402
Total Telecommunication Services			10,468,099

Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	257,856
	Hydro International P.L.C.	27,669	106,927
	Northumbrian Water Group P.L.C.	942,566	6,792,202
	Pennon Group P.L.C.	43,182	599,595
Total Utilities			7,756,580

TOTAL COMMON STOCKS			1,148,583,144

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,349

10

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* SMG P.L.C. Rights 12/18/07	1,931,188	30,969
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		30,969

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $1,140,000 FNMA 5.58%, 03/25/37, valued at $837,604) to be repurchased at $823,305	$823	823,000

SECURITIES LENDING COLLATERAL — (3.3%)
@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $2,364,614 FHLMC 6.500%, 12/01/36, valued at $1,965,409) to be repurchased at $1,927,614	1,927	1,926,871
@ Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $40,647,718 FHLMC 7.000%, 11/01/37 & 7.500%, 11/07/37 & FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 04/01/35 to 08/01/37, valued at $38,162,999) to be repurchased at $37,426,722	37,412	37,412,287

TOTAL SECURITIES LENDING COLLATERAL		39,339,158

TOTAL INVESTMENTS - (100.0%) (Cost $837,642,168)		$1,188,779,620

See accompanying Notes to Financial Statements.

11

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
	Agrana Beteiligungs AG	17,295	$1,750,125
	Andritz AG	109,548	6,763,129
	Austria Email AG	715	6,631
* #	Austrian Airlines AG	133,921	1,127,265
	BKS Bank AG	520	84,442
* #	BWIN Interactive Entertainment AG	81,529	2,851,108
	BWT AG	28,425	1,853,627
*	CA Immobilien Anlagen AG	134,542	3,097,761
*	Christ Water Techology AG	24,819	419,479
	Constantia Packaging AG	28,088	1,987,810
*	Conwert Immobilien Invest AG	54,426	936,847
	Eybl International AG	3,191	55,172
	Flughafen Wien AG	32,850	3,709,917
	Frauenthal Holding AG	10,460	333,241
*	Intercell AG	90,752	3,433,572
*	Josef Manner & Co. AG	870	67,838
#	Lenzing AG	4,366	2,348,978
#	Mayr-Melnhof Karton AG	26,804	3,017,513
	Oberbank AG	10,838	2,342,942
	Palfinger AG	47,348	2,175,202
*	RHI AG	96,015	3,933,007
	Rosenbauer International AG	11,816	602,913
*	S&T System Integration & Technology Distribution AG	6,404	466,922
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	3,038,876
* #	Sparkassen Immobilien AG	58,185	672,538
	UBM Realitaetenentwicklung AG	1,440	107,506
	Uniqa Versicherungen AG	150,681	4,775,521
	Wolford AG	8,054	357,452

TOTAL — AUSTRIA			52,317,334

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	85,898	8,768,567
	Agfa Gevaert NV	123,370	1,357,187
	Banque Nationale de Belgique	980	4,542,110
	Barco NV	54,729	4,226,548
	Bekaert SA	59,440	8,244,505
#	Brantano Group NV	6,251	493,047
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	252,537
	Cofinimmo SA	3,921	751,346
*	Compagnie du Bois Sauvage SA VVPR STRIP	87	25
#	Compagnie d’Entreprises CFE	2,080	4,238,712
#	Compagnie Immobiliere de Belgique SA	10,849	603,228

1

#	Compagnie Maritime Belge SA	64,297	5,758,788
	Cumerio NV SA	9,586	391,481
#	Deceuninck NV	63,700	1,492,768
	Dolmen Computer Applications NV	18,960	357,855
	D’Ieteren NV SA	13,235	5,120,801
#	Duvel Moorgat SA	9,169	592,195
	Econocom Group SA	67,440	775,924
#	Elia System Operator SA NV	117,849	4,842,230
#	Euronav SA	89,385	2,944,956
	EVS Broadcast Equipment SA	5,500	653,495
#	Exmar NV	78,816	2,549,552
	Floridienne SA	2,033	353,418
	Henex	7,487	555,651
*	ICOS Vision Systems NV	35,433	1,409,922
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	492,551
* #	Innogenetics NV	75,886	655,577
*	Integrated Production & Test Engineering NV	9,275	145,791
*	International Brachtherapy SA	35,773	167,830
*	Ion Beam Application	69,021	1,948,951
	Jensen-Group NV	14,485	193,242
	Kinepolis	16,788	887,026
	Lotus Bakeries SA	1,401	469,222
#	Melexis NV	88,696	1,404,877
#	Omega Pharma SA	87,533	6,095,302
* #	Option NV	114,120	972,950
*	Papeteries Catala SA	315	55,645
	Picanol	16,620	371,983
* #	Real Software NV	639,542	373,482
#	Recticel SA	52,387	777,922
*	Resilux	4,095	232,649
	Rosier SA	655	207,166
#	Roularta Media Group NV	17,839	1,363,024
	Sapec SA	3,635	543,072
*	SAPEC SA Strip VVPR	75	213
	Sioen Industries NV	52,140	699,916
	Sipef NV	2,481	1,387,008
*	Spector Photo Group SA	81,828	143,421
*	Systemat-Datarelay SA	26,232	226,418
	Ter Beke NV	2,281	196,673
	Tessenderlo Chemie NV	94,663	5,220,798
	Unibra SA	1,600	242,805
	Van De Velde NV	28,456	1,415,230
	VPK Packaging Group SA	13,446	767,789
	Warehouses De Pauw SCA	5,753	392,158
* #	Zenitel VVPR	28,851	101,511
TOTAL COMMON STOCKS			89,429,050

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Dolmen Computer Applications NV Rights 10/26/07	18,960	4,161
*	Zenitel VVPR Contingent Rights	8,654	127
TOTAL RIGHTS/WARRANTS			4,288

TOTAL — BELGIUM			89,433,338

2

DENMARK — (2.9%)
COMMON STOCKS — (2.9%)
*	Aarhus Lokalbank A.S.	8,030	290,593
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	722,022
#	Aktieselskabet Roskilde Bank A.S.	32,685	2,405,007
#	Aktieselskabet Skjern Bank A.S.	3,276	385,006
	Alk-Abello A.S.	15,055	2,120,570
*	Alm. Brand A.S.	28,360	1,683,932
	Amagerbanken A.S.	32,195	1,805,335
	Ambu A.S.	22,100	334,867
	Arkil Holdings A.S. Series B	780	174,142
#	Auriga Industries A.S. Series B	35,850	701,845
	Bang & Olufsen Holding A.S. Series B	31,337	3,090,028
* #	Bavarian Nordic A.S.	17,626	1,101,650
#	Biomar Holding A.S.	22,198	825,025
	BoConcept Holding A.S.	5,650	541,081
#	Bonusbanken A.S.	69,455	397,990
*	Brodrene Hartmann A.S. Series B	5,865	172,383
*	Brondbyernes I.F. Fodbold A.S. Series B	10,300	171,259
* #	Capinordic A.S.	216,300	823,158
	D/S Norden A.S.	16,800	1,817,951
	Dalhoff, Larson & Horneman A.S. Series B	32,000	467,329
*	Danionics A.S. Series A	32,000	91,222
* #	Dantherm Holding A.S.	13,100	387,951
	Danware A.S.	7,585	104,582
	DFDS A.S.	11,910	1,798,217
	DiBa Bank A.S.	11,660	882,636
	Djursland Bank A.S.	4,485	673,728
	East Asiatic Co., Ltd. A.S.	50,573	3,465,811
*	EDB Gruppen A.S.	5,780	179,974
	F.E. Bording A.S.	600	97,250
#	Fionia Bank A.S.	6,516	2,034,875
#	Fluegger A.S. Series B	4,198	447,647
#	Forstaedernes Bank A.S.	65,613	2,475,359
*	GPV Industi A.S.	2,200	119,736
*	Gronlandsbanken	768	133,055
	H&H International A.S. Series B	1,920	588,277
	Harboes Bryggeri A.S.	10,250	288,514
	Hedegaard A.S.	1,560	127,769
*	Hojgaard Holding A.S. Series B	2,750	113,453
#	IC Companys A.S.	33,305	2,036,212
*	Incentive A.S.	3,575	12,974
	ITH Industri Invest A.S.	3,600	184,141
	Lan & Spar Bank S.A.	5,150	435,620
*	Lastas A.S. Series B	11,200	383,529
	Lollands Bank A.S.	750	66,144
*	Maconomy Corp. A.S.	63,000	270,852
#	Mols-Linien A.S.	5,700	1,025,295
* #	NeuroSearch A.S.	43,254	2,834,437
	NKT Holding A.S.	49,245	4,708,231
	Nordjyske Bank A.S.	17,600	632,349
#	Norresundby Bank A.S.	735	527,001
	Ostjydsk Bank A.S.	2,554	498,648
* #	Parken Sport & Emtertainment A.S.	8,474	2,001,523

3

	Per Aarsleff A.S. Series B	6,145	908,823
* #	Pharmexa A.S.	142,740	258,945
	Ringkjoebing Landbobank Aktieselskab	15,330	2,724,699
	Roblon A.S. Series B	540	96,711
	Royal Unibrew A.S.	12,690	1,458,407
* #	RTX Telecom A.S.	14,000	132,689
	Salling Bank A.S.	910	169,735
	Sanistal A.S. Series B	4,436	646,674
*	SAS AB	34,300	522,475
#	Satair A.S.	8,525	469,853
#	Schouw & Co.	25,435	2,235,531
	SimCorp A.S.	16,940	3,431,412
	Sjaelso Gruppen A.S.	68,030	2,089,685
	SKAKO Industries A.S.	5,130	200,287
#	Skandinavian Brake Systems A.S.	1,925	100,659
#	Sondagsavisen A.S.	36,665	224,856
	Spar Nord Bank A.S.	120,825	2,847,657
	Sparbank	10,930	774,907
#	Sparekassen Faaborg A.S.	2,027	894,419
	Sydbank A.S.	67,361	2,823,755
	Thrane & Thrane A.S.	8,858	516,376
#	Tivoli A.S.	997	741,320
*	TK Development A.S.	91,456	1,462,810
* #	TopoTarget A.S.	151,600	624,129
	Vestfyns Bank A.S.	680	154,305
	Vestjysk Bank A.S.	29,755	1,726,125

TOTAL — DENMARK			77,895,429

FINLAND — (5.3%)
COMMON STOCKS — (5.3%)
	Alandsbanken AB Series B	18,190	704,981
*	Aldata Solutions Oyj	194,535	351,271
	Alma Media	292,300	4,984,288
	Amanda Capital Oyj	67,120	333,335
#	Amer Sports Oyj Series A	269,460	7,358,373
	Aspo Oyj	70,175	671,053
	BasWare Oyj	34,550	510,015
*	Benefon Oyj	225,900	26,007
*	Biohit Oyj	7,900	19,344
*	Biotie Therapies Corp.	265,590	329,391
	Cargotec Oyj Series B	12,807	675,155
*	Cencorp Oyj	81,010	30,612
#	Componenta Oyj	34,400	428,572
#	Comptel P.L.C.	334,565	768,113
	Cramo Oyj	107,300	2,967,725
*	Efore Oyj	129,540	216,360
	Elcoteq SE	66,810	367,850
	Elecster Oyj	2,200	18,298
#	Elektrobit Corp.	401,120	1,022,243
	Etteplan Oyj	62,600	458,431
#	Finnair Oyj	164,950	2,019,765
#	Finnlines Oyj	110,260	2,339,222
	Fiskars Oyj Abp Series A	178,328	3,454,883
#	F-Secure Oyj	447,078	1,540,485

4

	Glaston Oyj Abp	131,940	597,467
#	HKScan Oyj Series A	74,560	1,670,634
*	Honkarakenne Oyj Series B	7,507	62,366
#	Huhtamaki Oyj	348,750	4,461,404
	Ilkka-Yhtyma Oyj	35,460	580,751
*	Incap Oyj	19,628	43,467
	Ixonos P.L.C.	26,100	227,361
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	126,192
	KCI Konecranes Oyj	255,800	9,757,155
	Kemira Oyj	261,200	5,204,385
	Laennen Tehtaat Oyj	18,920	468,098
#	Lassila & Tikanoja Oyj	121,476	3,898,556
	Lemminkainen Oyj	52,700	2,717,382
	Martela Oyj	1,060	13,241
	M-Real Oyj Series B	775,393	4,079,900
	Neomarkka Oyj	16,652	225,996
	Nokian Renkaat Oyj	384,580	14,610,945
	Nordic Aluminium Oyj	10,440	448,410
*	Okmetic Oyj	54,904	261,020
	OKO Bank P.L.C. Class A	203,091	4,011,479
#	Olvi Oyj Series A	32,290	1,128,041
	Oriola-KD Oyj Class A	26,000	112,664
	Oriola-KD Oyj Class B	16,000	69,055
	Orion Oyj Series A	75,792	1,802,518
	Orion Oyj Series B	240,997	5,701,397
	PKC Group Oyj	48,390	662,023
	Ponsse Oyj	82,280	1,903,652
	Poyry Oyj	189,640	4,875,619
*	Proha Oyj	107,168	43,936
#	Raisio P.L.C.	476,433	1,126,304
	Ramirent Oyj	314,560	5,361,866
	Rapala VMC Oyj	116,640	940,586
	Raute Oyj Series A	10,390	203,311
#	Rocla Oyj	12,300	188,988
*	Satama Interactive Oyj	107,200	197,391
	Scanfil Oyj	123,479	356,262
	Sponda Oyj	159,511	1,871,383
*	SSH Communications Oyj	88,050	218,188
	Stockmann Oyj Abp Series A	45,225	2,080,817
	Stockmann Oyj Abp Series B	104,804	4,891,357
*	Stonesoft Oyj	107,212	39,363
#	Suominen Oyj	17,955	72,785
	SYSOPENDIGIA P.L.C.	55,020	264,860
	Talentum Oyj	133,500	596,139
	Tecnomen Oyj	196,570	357,964
#	Teleste Oyi	53,559	621,151
#	TietoEnator Oyj	291,429	6,249,112
	Tiimari P.L.C.	16,680	119,805
	Tulikivi Oyj	79,440	238,285
	Turkistuottajat Oyj	8,490	131,163
#	Uponor Oyj Series A	216,400	5,167,769
#	Vacon Oyj	44,337	1,950,039
#	Vaisala Oyj Series A	40,300	1,888,401
	Viking Line AB	10,710	651,254
	YIT Oyj	151,498	3,548,006
TOTAL COMMON STOCKS			140,693,435

5

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	164,950	217,182

TOTAL — FINLAND			140,910,617

FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
*	Actielec Technologies	26,862	109,881
	Affine SA	7,578	404,089
#	Akka Technologies SA	5,500	103,669
*	Alain Afflelou SA	2,280	135,439
	Ales Groupe SA	33,613	1,018,837
* #	Alten	59,514	2,301,638
* #	Altran Technologies SA	322,216	2,045,692
	April Group SA	74,259	4,788,967
* #	Archos	22,331	658,130
	Assystem	47,658	692,342
*	Atos Origin SA	33,218	1,882,381
#	Aubay	28,405	297,069
	Audika SA	22,509	1,187,801
*	Avanquest Software	19,360	213,683
*	Axorys SA	11,700	12,324
* #	Baccarat SA	1,090	482,274
	Banque Tarneaud SA	1,430	304,385
	Beneteau SA	185,495	5,224,911
*	Bigben Interactive	7,762	54,059
	bioMerieux	14,590	1,591,962
	Boiron SA	22,509	584,850
	Boizel Chanoine Champagne SA	6,304	867,402
#	Bonduelle SCA	13,165	1,648,778
	Bongrain SA	14,306	1,702,954
#	Bourbon SA	139,178	9,275,996
*	Bull SA (4547235)	4	2
*	Bull SA (B0V2C19)	298,028	1,792,291
	Burelle SA	4,030	1,178,739
*	Business Objects SA	63,268	3,854,635
#	Cafom SA	5,092	159,629
#	Canal Plus SA	280,788	3,268,379
	Carbone Lorraine SA	56,469	4,135,101
	CBo Territoria	28,320	151,626
	Cegedim SA	11,509	1,215,494
#	Cegid Group	22,866	1,044,378
*	Cesar SA	14,219	143,330
*	Cibox Inter@ctive SA	232,424	102,496
#	Clarins SA	26,155	2,294,437
* #	Club Mediterranee SA	46,578	2,931,717
	Compagnie Industrielle et Financiere D’Entreprises	300	118,797
*	Compagnie International Andre Trigano SA	983	86,588
*	CS Communication & Systemes	7,938	304,632
	Cybergun	6,818	71,417
	Damartex SA	22,900	871,916
*	Dane-Elec Memory SA	65,202	200,249

6

	Delachaux SA	28,440	2,970,745
* #	Derichebourg	639,328	5,470,576
*	Dollfus Mieg & Cie SA	54,239	94,886
*	Dynaction SA	10,660	203,839
#	Electricite de Strasbourg	23,784	4,976,349
	Esso Ste Anonyme Francaise	5,936	1,649,423
#	Establissements Maurel et Prom	275,150	5,768,849
*	Etablissements Gantois Series A	647	4,873
	Etam Developpement SA	23,815	1,200,939
*	Euro Disney SCA	4,981,489	728,767
	Exel Industries SA	5,582	789,189
	Explosifs et de Produits Chimiques	524	356,963
* #	Faurecia SA	60,033	4,512,927
#	Fimalac SA	23,546	1,664,464
	Finuchem SA	18,510	256,938
	Fleury Michon SA	4,507	326,500
	Francois Freres (Tonnellerie) SA	3,839	226,743
	Gascogne SA	7,112	747,524
	Gaumont SA	14,607	1,317,784
*	GECI International	63,334	386,770
*	Geci International I07 Shares	10,786	7,258
#	Geodis SA	17,364	3,244,972
	Gevelot SA	3,584	326,521
	GFI Informatique SA	126,539	1,241,978
*	Gifi	7,579	587,540
	Ginger (Groupe Ingenierie Europe)	10,357	309,204
	GL Events	38,586	2,568,892
#	GPe Pizzorno	5,200	182,093
	Grands Moulins de Strasbourg	110	91,244
*	Groupe Ares	21,994	100,905
	Groupe Crit	24,673	1,033,771
	Groupe Flo SA	22,019	322,429
* #	Groupe Go Sport SA	2,740	260,463
	Groupe Guillin SA	1,200	130,423
* #	Groupe Open	27,590	352,135
#	Groupe Steria SCA	51,952	2,063,623
	Guerbet SA	5,997	1,398,143
	Guyenne et Gascogne SA	26,000	4,690,086
#	Haulotte Group SA	57,491	1,888,904
#	Havas SA	1,144,241	5,969,519
	Idsud	2,227	159,642
*	IEC Professionnel Media	26,344	62,965
	IMS International Metal Service SA	51,946	2,200,299
* #	Infogrames Entertainment SA	2,249,212	426,060
#	Ingenico SA	87,639	2,575,040
*	Ipsen SA	15,549	882,574
	Ipsos SA	80,658	2,677,080
	Lafuma SA	6,384	471,761
	Laurent-Perrier	12,172	2,102,733
	Lectra	85,992	716,668
	Lisi SA	16,534	1,638,934
* #	LVL Medical Groupe SA	24,346	739,157
	Maisons Franc	12,826	1,009,772
	Manitou BF SA	48,280	2,573,011
	Manutan International SA	13,920	1,299,750

7

	MGI Coutier SA	2,753	112,871
*	MoneyLine SA	11	—
	Montupet SA	32,450	672,522
	Mr. Bricolage SA	23,846	711,974
#	Naturex	6,954	375,140
	Nexans SA	80,936	10,802,438
	Nexity	82,640	4,486,194
	Norbert Dentressangle	12,697	1,433,114
#	NRJ Group	177,024	2,078,004
	Oberthur Card Systems SA	117,901	1,036,506
*	Oeneo	102,487	377,176
	Orco Property Group	23,394	3,112,442
*	Orpea	102,622	6,643,321
*	Osiatis	1,400	10,708
	Paris Orleans et Cie SA	546	270,647
	Passat SA	8,835	85,488
	Pierre & Vacances	16,031	2,066,987
	Plastic Omnium SA	30,846	1,819,892
	Plastivaloire SA	4,552	141,806
	PSB Industries SA	8,438	500,950
	Radiall SA	5,387	766,407
#	Rallye SA	80,915	5,850,030
*	Recylex SA	35,449	955,279
	Remy Cointreau SA	72,726	5,292,192
*	Rhodia SA	168,086	5,894,194
	Robertet SA	3,167	548,898
*	Rodriguez Group SA	27,733	917,889
	Rougier SA	6,120	556,815
#	Rubis SA	31,132	2,954,673
* #	S.T. Dupont SA	39,440	28,224
	Sabeton SA	13,500	252,696
	Saft Groupe SA	42,516	1,896,933
	SAMSE SA	8,800	1,171,420
	SCOR SE	282,143	7,317,962
	SEB SA	29,833	5,347,848
	Sechilienne SA	52,820	4,242,891
	Securidev SA	2,500	110,410
	Signaux Girod SA	894	97,644
*	Smoby SA	1,172	48,008
	Societe BIC SA	61,451	4,587,261
	Societe de Developpement Regional de la Bretagne	5,106	30,850
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,863,831
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,261,720
#	Societe Industrielle D’Aviations Latecoere SA	21,731	542,856
	Societe Marseillaise du Tunnel Prado Carenage	11,036	601,681
	Societe Pour l’Informatique Industrielle SA	40,908	316,216
* #	Soitec SA	231,215	3,056,746
*	Solving International SA	13,265	73,656
	Somfy SA	22,900	6,837,629
	Sopra Group SA	23,668	2,080,470
	Sperian Protection	18,169	2,157,285
#	Spir Communication SA	7,977	894,717
#	Stallergenes SA	33,674	2,717,856
	STEF-TFE	29,698	2,240,262
	Sucriere de Pithiviers Le Vieil	1,825	1,540,482

8

*	Sylis SA	23,228	130,039
	Synergie SA	33,924	1,332,546
*	Teamlog SA	34,132	208,222
	Teleperformance SA	135,031	5,178,805
	Tessi SA	5,050	320,607
* #	Theolia SA	88,858	2,846,191
	Tipiak SA	518	57,954
	Toupargel Groupe	21,016	827,498
#	Trigano SA	59,181	2,893,379
*	UbiSoft Entertainment SA	102,741	8,933,297
	Union Financiere de France Banque SA	16,369	974,156
	Valeo SA	72,191	3,628,261
*	Valtech	295,958	230,012
	Viel et Compagnie	162,852	1,145,655
	Vilmorin et Cie SA	19,383	2,974,558
	Virbac SA	16,735	1,586,343
	VM Materiaux SA	6,521	735,805
	Vranken Pommery Monopole	9,879	767,992
	Zodiac SA	60,875	3,993,375
TOTAL COMMON STOCKS			295,032,769

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	4,022
*	Bigben Interactive Warrants 12/31/08	2,100	1,106
*	Cybergun Warrants Series A 01/31/08	1,136	17
*	Cybergun Warrants Series B 07/15/10	1,136	100
*	Groupe Ares Warrants 12/18/08	4,713	10,687
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Open Rights 10/10/07	27,590	404
*	Groupe Steria SCA Rights 11/28/07	50,742	7,423
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	7,970
TOTAL RIGHTS/WARRANTS			31,729

TOTAL — FRANCE			295,064,498

GERMANY — (12.9%)
COMMON STOCKS — (12.9%)
*	313 Music JWP AG	15,810	35,388
*	3U Holding AG	117,766	127,973
	A.S. Creation Tapeton AG	6,853	443,424
*	AAP Implantate AG	47,250	158,603
	Aareal Bank AG	110,018	4,749,178
	ADCapital AG	33,040	563,372
* #	Adlink Internet Media AG	71,772	1,619,815
* #	ADVA AG Optical Networking	96,672	625,290
	Agrob AG	5,800	127,009
*	Aixtron AG	266,763	3,348,062
* #	Allbecon AG	21,017	243,134
	Altana AG	110,752	2,762,231
	Amadeus Fire AG	16,192	399,494
	Andreae-Noris Zahn AG	27,200	1,432,701
*	Artnet AG	16,292	228,520
*	Augusta Technologie AG	27,184	633,546
#	AWD Holding AG	99,539	3,348,198

9

#	Baader Wertpapierhandelsbank AG	142,376	996,263
* #	Balda AG	155,088	2,303,311
*	Basler AG	8,861	142,315
	Beate Uhse AG	56,241	165,213
	Bechtle AG	40,189	1,767,832
#	Bertrandt AG	23,282	778,882
* #	Beta Systems Software AG	8,550	61,290
	BHS Tabletop AG	2,800	46,733
	Bilfinger Berger AG	136,777	11,129,356
*	Biolitec AG	26,843	564,545
	Biotest AG	22,203	1,170,185
*	BKN International AG	35,508	158,562
* #	BMP AG	50,479	167,376
	Boewe Systec AG	15,333	677,008
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	487,638
*	Business Media China AG	15,212	451,855
*	CEAG AG	20,670	210,760
	Cenit AG	18,394	212,034
* #	CENTROTEC Sustainable AG	42,280	892,031
	Cewe Color Holding AG	13,917	516,531
* #	ComBOTS AG	58,253	1,047,294
	Comdirect Bank AG	135,842	1,690,682
	Computerlinks AG	16,965	320,525
*	Condomi AG	1,800	—
#	Conergy AG	94,598	3,926,315
	CTS Eventim AG	53,393	2,099,218
	Curanum AG	83,165	1,125,432
*	D. Logistics AG	113,203	304,598
*	D+S europe AG	77,965	1,482,905
#	DAB Bank AG	133,926	1,212,187
	Data Modul AG	10,414	294,640
*	DEAG Deutsche Entertainment AG	51,845	127,625
#	Deutsche Euroshop AG	87,386	3,371,864
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	47,212
	Deutsche Wohnen AG	69,977	2,667,034
* #	Deutz AG	257,064	2,779,383
	Dierig Holding AG	10,500	129,451
	Douglas Holding AG	105,237	6,459,985
	Dr. Hoenle AG	14,858	192,144
*	Drillisch AG	92,184	822,578
* #	Duerr AG	38,845	1,577,396
	DVB Bank AG	15,114	6,302,857
*	Easy Software AG	13,167	116,397
	Eckert and Ziegler AG	6,103	88,598
	Elexis AG	32,938	978,929
* #	Elmos Semiconductor AG	34,592	369,101
#	ElreingKlinger AG	6,000	635,432
* #	EM. Sports Media AG	160,173	920,930
	Energiekontor AG	38,401	247,583
	Epcos AG	233,608	4,190,719
	Erlus AG	297	175,805
* #	Escada AG	40,309	1,428,100
	Euwax AG	18,514	1,464,259
* #	Evotec AG	196,039	689,861
	Fielmann AG	58,362	3,835,964

10

* #	FJA AG	77,417	313,206
	Fortec Elektronik AG	7,433	96,524
	Freenet AG	236,364	5,528,640
#	Fuchs Petrolub AG	30,747	2,870,176
	GBWAG Bayerische Wohnungs AG	20,298	451,364
	Gerry Weber International AG	49,579	1,654,619
	Gesco AG	9,455	708,430
#	GFK AG	77,709	3,133,640
* #	GFT Technologies AG	66,050	317,939
* #	GPC Biotech AG	106,084	516,039
#	Grenkeleasing AG	32,424	1,117,997
	Grundstuecks & Baugesellschaft AG	3,567	317,724
	Hamborner AG	63,000	827,886
*	Hansa Group AG	146,815	253,777
	Hawesko Holding AG	20,044	606,903
	Heidelberger Druckmaschinen AG	113,806	3,603,632
*	Hoeft & Wessel AG	20,622	145,008
	Hyrican Informations Systeme AG	11,943	167,971
*	IFA Hotel & Touristik AG	7,000	109,005
* #	IKB Deutsche Industriebank AG	21,843	282,265
	Indus Holding AG	41,345	1,489,327
	Innovation in Traffic Systems AG	23,949	280,998
*	Integralis AG	34,269	295,466
	INTERSEROH AG	22,803	1,535,117
*	Intershop Communications AG	58,426	292,139
	Isra Vision Systems AG	10,917	192,021
*	itelligence AG	64,543	578,180
*	IVU Traffic Technologies AG	40,338	70,683
* #	Jenoptik AG	157,826	1,391,221
	K&S AG	15,888	3,200,613
*	Kampa AG	28,404	204,374
	KERAMAG Keramische Werke AG	13,000	1,354,233
	Kontron AG	181,781	3,914,916
	Krones AG	71,235	5,881,775
#	KSB AG	4,521	3,279,523
*	Kuka AG	85,711	3,423,266
	KWS Saat AG	24,461	4,709,389
	Lanxess AG	59,344	2,768,336
	Leifheit AG	12,500	248,131
	Leoni AG	117,961	6,333,061
*	Loewe AG	25,187	594,959
#	LPKF Laser & Electronics AG	28,874	209,432
	MasterFlex AG	10,531	283,925
*	Maxdata Computer AG	32,897	127,048
*	Mediclin AG	79,703	337,626
* #	Medigene AG	90,111	662,333
* #	Medion AG	84,110	2,314,066
	Mensch und Maschine Software AG	27,532	247,361
	MLP AG	220,135	3,213,973
*	Mologen AG	22,062	207,315
*	Morphosys AG	19,723	1,186,404
	MTU Aero Engines Holding AG	164,627	8,791,293
#	Muehlabauer Holdings AG & Co. KGAA	15,349	556,997
	MVV Energie AG	143,467	6,909,290
	Nemetschek AG	23,340	726,717

11

*	Neschen AG	1,900	2,900
*	Net AG Infrastructure, Software & Solutions	72,185	123,366
*	Nexus AG	37,949	166,545
#	Norddeutsche Affinerie AG	158,096	5,355,784
	Norddeutsche Steingut AG	370	3,602
* #	Nordex AG	87,845	4,324,703
	OHB Technology AG	37,069	656,576
	Oldenburgische Landesbank AG	4,234	309,707
#	P&I Personal & Informatik AG	17,889	543,250
*	Paion AG	51,500	140,971
#	Paragon AG	22,134	326,702
	PC-Ware AG	15,184	289,592
	Pfeiffer Vacuum Technology AG	31,639	2,626,874
	Pfleiderer AG	171,935	3,522,790
*	Pironet NDH AG	36,682	179,707
*	Pixelpark AG	89,712	98,544
*	Plambeck Neue Energien AG	148,115	675,185
*	Plasmaselect AG	35,172	107,173
*	Premiere AG	320,184	4,895,645
#	Progress-Werk Oberkirch AG	6,250	320,974
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	351,641
*	Pulsion Medical Systems AG	26,674	198,530
* #	PVATepla AG	51,882	831,560
* #	QIAGEN NV	531,102	11,307,987
* #	QSC AG	295,921	1,198,222
	R. Stahl AG	14,839	723,027
#	Rational AG	15,083	3,346,085
	REALTECH AG	13,541	234,120
	Renk AG	19,400	1,880,195
*	REpower Systems AG	21,093	4,260,445
	Rheinmetall AG	86,437	7,188,072
	Rhoen-Klinikum AG	298,808	9,416,708
	Ruecker AG	21,675	286,078
*	S.A.G. Solarstrom AG	47,672	240,374
	Sartorius AG	32,181	1,429,513
	Schlott Sebaldus AG	15,429	396,591
*	Secunet Security AG	16,078	115,293
	Sektkellerei Schloss Wachenheim AG	15,120	189,722
*	Senator Entertainment AG	980	2,757
*	SGL Carbon AG	228,535	12,974,931
	Silicon Sensor International AG	12,195	325,505
* #	Singulus Technologies AG	112,455	1,225,227
	Sinner AG	2,660	73,495
*	SinnerSchrader AG	26,169	63,716
	Sixt AG	38,312	1,827,888
	SM Wirtschaftsberatungs AG	18,841	363,361
	Software AG	73,445	5,998,630
*	Solar Millennium AG	35,500	2,182,984
* #	Solon AG fuer Solartechnik	18,988	2,047,113
	Stada Arzneimittel AG	181,686	11,244,557
	STINAG Stuttgarter Invest AG	36,048	1,529,351
*	Stoehr & Co. AG	16,000	107,738
#	Strabag AG	10,386	3,590,673
	Stratec Biomedical Systems AG	27,297	787,053
	Sued-Chemie AG	29,146	3,524,505

12

#	Suedzucker AG	35,773	786,183
*	Suess Microtec AG	59,969	387,289
	Syskoplan AG	9,363	112,151
	Syzygy AG	30,656	165,972
#	Takkt AG	146,687	2,642,121
*	TDS Informationstechnologie AG	89,063	401,957
#	Techem AG	74,865	6,340,267
	Technotrans AG	21,735	514,176
	Telegate AG	20,500	465,613
#	Teles AG	41,582	153,773
	Textilgruppe Hof AG	12,170	142,576
* #	Tomorrow Focus AG	101,081	472,075
*	TRIA IT-solutions AG	905	776
	Umweltbank AG	17,805	445,661
	United Internet AG	125,696	2,938,336
#	Utimaco Safeware AG	35,121	429,214
	VBH Holding AG	9,415	77,878
	Vivacon AG	60,307	1,202,042
	Vossloh AG	34,930	3,810,507
	Wanderer-Werke AG	7,903	313,454
*	Washtec AG	54,420	891,696
	Westag & Getalit AG	7,000	176,898
	Wincor Nixdorf AG	117,600	10,149,883
*	Wirecard AG	210,816	3,552,398
	Wuerttembergische Lebensversicherung AG	28,123	1,088,757
	Wuerttembergische Metallwarenfabrik AG	30,330	1,244,319
* #	Zapf Creation AG	29,235	143,054
TOTAL COMMON STOCKS			342,886,177

RIGHTS/WARRANTS — (0.0%)
*	313 Music JWP AG Rights 12/05/07	15,810	2,272
*	Drillisch AG Rights 11/26/07	92,184	2,832
TOTAL RIGHTS/WARRANTS			5,104

TOTAL — GERMANY			342,891,281

GREECE — (4.0%)
COMMON STOCKS — (4.0%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	307,834
*	Aegek S.A.	437,330	348,907
*	Agricultural Insurance S.A.	59,277	318,626
*	Alapis Holdings Industrial & Commercial S.A.	1,375,497	4,773,185
*	Alco Hellas ABEE S.A.	103,281	179,468
*	Alfa Alfa Energy S.A.	3,810	7,748
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,055,732
	Allatini Industrial & Commercial Co. S.A.	34,470	106,006
*	Alte Technical Co.	85,048	9,954
*	Altec S.A. Information & Communication Systems	80,278	212,672
	Alumil Milonas Aluminum Industry S.A.	52,886	392,929
*	Alysida S.A.	2,376	6,921
	Anek Lines S.A.	639,521	2,022,861
	AS Co. S.A.	47,540	130,009
	Aspis Bank S.A.	228,007	1,006,917

13

*	Aspis Pronia General Insurance S.A.	165,110	220,988
*	Astir Palace Hotels S.A.	98,660	898,452
	Athens Medical Center S.A.	150,874	988,647
*	Atlantic Supermarkets S.A.	35,080	92,196
	Attica Holdings S.A.	244,076	1,932,883
	Attica Publications S.A.	16,674	98,708
	Atti-Kat S.A.	196,084	273,717
	Autohellas S.A.	83,520	672,970
*	Babis Vovos International Construction S.A.	61,592	1,876,776
*	Balafas S.A.	15,200	4,225
*	Balkan Export S.A.	41,970	210,778
*	Bank of Attica S.A.	202,121	1,136,455
	Bank of Greece	61,332	8,060,285
	Benrubi S.A.	27,741	161,980
	Bitros Holdings S.A.	38,892	162,601
	Blue Star Maritime S.A.	216,430	1,206,996
	Byte Computers S.A.	22,730	105,723
	C. Rokas S.A.	44,569	1,334,777
	Centric Multimedia SA	51,942	182,046
	Crown Hellas Can S.A.	30,452	253,952
*	Cyclon Hellas S.A	62,191	149,742
	Daios Plastics S.A.	16,350	257,461
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	900,349
	Dromeas S.A.	10,400	20,470
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	117,055
	EL. D. Mouzakis S.A.	40,703	112,476
*	Elbisco Holding S.A.	67,200	175,609
	Elektrak S.A.	36,580	308,897
	Elektroniki Athinon S.A.	34,490	399,141
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	192,057
	Elmec Sport S.A.	128,306	735,083
	Elton Chemicals S.A.	53,834	81,888
*	Empedos S.A.	15,974	1,870
	ETEM S.A.	72,082	222,291
*	Etma Rayon S.A.	11,242	23,190
*	Euro Reliance General Insurance Co. S.A.	55,110	222,141
*	Eurodrip S.A.	83,040	126,200
	Euromedica S.A.	64,900	1,089,185
*	European Technical S.A.	32,750	11,020
	Everest S.A.	68,950	272,511
	F.G. Europe SA	4,536	18,467
*	Forthnet S.A.	115,475	1,758,679
	Fourlis Holdings S.A.	133,615	4,955,772
	Frigoglass S.A.	88,060	3,270,986
	GEK Group of Cos S.A.	155,884	2,422,416
	General Commercial S.A.	64,410	85,944
*	Geniki Bank	241,630	1,699,279
	Halkor S.A.	226,556	1,097,620
*	Hatzioannou Holdings S.A.	89,750	228,569
	Hellenic Cables S.A.	65,236	513,803
	Hellenic Duty Free Shops S.A.	101,270	1,863,253
*	Hellenic Sugar Industry S.A.	87,664	537,239
	Hellenic Technodomiki Tev S.A.	477,519	6,262,211

14

	Heracles General Cement Co. S.A.	93,293	2,261,167
*	Hippotour S.A.	13,891	12,841
	Iaso S.A.	175,950	3,309,206
	Inform P. Lykos S.A.	35,570	215,699
*	Informatics S.A.	3,778	1,713
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,671,435
*	Intracom Technical & Steel Constructions S.A.	105,050	189,919
*	Ionian Hotel Enterprises S.A.	16,914	397,903
*	Ipirotiki Software & Publications S.A.	22,110	62,751
	J&P-Avax S.A.	163,746	1,670,323
*	Karatzis S.A.	28,610	85,664
	Karelia Tobacco Co., Inc. S.A.	5,810	512,541
	Kathimerini Publishing S.A.	47,170	460,554
	Katselis Sons S.A. Bread Industry	41,545	167,123
	Kego S.A.	32,045	131,086
*	Kekrops S.A.	6,444	145,491
*	Keramia-Allatini	10,368	14,897
	Lambrakis Press S.A.	118,587	423,130
	Lampsa Hotel Co.	50,326	1,248,036
*	Lan-Net S.A.	126,887	99,830
	Lavipharm S.A.	96,324	434,459
*	Loulis Mills S.A.	41,702	229,006
	M.J. Mailis S.A.	154,984	395,711
*	Maritime Company of Lesvos S.A.	299,836	380,411
	Metka S.A.	100,500	2,360,898
	Michaniki S.A.	165,545	1,450,529
	Minoan Lines S.A.	248,689	1,891,248
*	Mochlos S.A.	98,304	71,189
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	666,197
*	Multirama S.A.	10,990	121,446
	Mytilineos Holdings S.A.	108,090	5,580,581
	Naytemporiki Publishing S.A.	49,480	115,623
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,769,965
*	Neorion New S.A. Holdings	37,500	97,134
	Nexans Hellas S.A.	11,443	68,827
	Nirefs Acquaculture S.A.	143,700	669,197
*	Pantechniki S.A.	89,570	523,429
*	Parnassos Enterprises S.A.	50,700	184,131
*	Pegasus Publishing S.A.	95,510	330,704
	Petropoulos S.A.	8,832	99,219
*	Petzetakis S.A.	49,310	61,532
*	Pilias S.A.	51,791	28,062
	Piraeus Leasing S.A.	5,765	49,364
*	Promota Hellas S.A.	8,860	2,981
	Real Estate Development & Services S.A.	94,497	501,836
*	Rilken S.A.	11,092	171,695
	S&B Industrial Minerals S.A.	56,301	1,066,853
	Sanyo Hellas S.A.	168,151	231,455
	Sarantis S.A.	77,120	1,568,941
	Sato S.A.	62,978	218,662
*	Selected Textile Industry Assoc. S.A.	87,690	102,587
	Sfakianakis S.A.	91,320	1,057,724
*	Sheet Steel Co.	25,850	9,193
*	Shelman Hellenic-Swiss Wood S.A.	73,402	165,600

15

*	Singularlogic S.A.	100,470	426,044
*	Spyroy Agricultural Products S.A.	61,348	245,406
*	Stabilton S.A.	27,530	3,222
*	Technical Olympic S.A.	298,025	356,984
*	Technodomi M.Travlos Brothers S.A.	13,910	4,273
	Teletypos S.A. Mega Channel	72,717	480,062
	Terna Tourist Technical & Maritime S.A.	101,190	1,870,751
*	Themeliodomi S.A.	37,422	20,256
	Thrace Plastics Co. S.A.	109,280	266,237
*	United Textiles S.A.	52,191	14,753
*	Varvaressos S.A. European Spinning Mills	7,200	7,381
	Viohalco S.A.	426,755	5,706,820
*	Vioter S.A.	167,883	233,472
*	Vis Container Manufacturing Co.	4,259	16,101
	Zampa S.A.	830	14,846
TOTAL COMMON STOCKS			107,312,104

RIGHTS/WARRANTS — (0.0%)
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A. Rights 12/10/07	141,580	12,427

TOTAL — GREECE			107,324,531

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	86,889	726,893
*	Aminex P.L.C.	440,966	219,369
*	Blackrock International Land P.L.C.	897,420	445,000
*	Datalex P.L.C.	227,588	233,043
	DCC P.L.C.	324,316	8,077,177
	Donegal Creameries P.L.C.	26,085	240,737
*	Dragon Oil P.L.C.	1,510,561	9,851,756
	FBD Holdings P.L.C.	132,521	3,989,570
	Fyffes P.L.C.	1,051,012	1,435,525
	Glanbia P.L.C.	788,830	5,388,197
	Greencore Group P.L.C.	606,995	3,840,346
*	Horizon Technology Group P.L.C.	236,352	283,376
	IAWS Group P.L.C.	368,887	7,993,147
	IFG Group P.L.C.	205,432	468,461
	Independent News & Media P.L.C.	877,473	2,770,307
*	IONA Technologies P.L.C.	100,946	382,766
*	Irish Continental Group P.L.C.	93,833	3,236,084
*	Kenmare Resources P.L.C.	2,225,548	2,456,223
	Kingspan Group P.L.C.	326,615	6,888,118
*	Lantor P.L.C.	34,575	—
	McInerney Holdings P.L.C.	657,135	1,200,708
	Paddy Power P.L.C.	189,465	5,975,398
*	Providence Resources P.L.C.	6,258,198	778,158
*	Qualceram Shires P.L.C.	40,136	41,249
	Readymix P.L.C.	323,262	750,577
	Total Produce P.L.C.	897,420	887,429
	United Drug P.L.C.	829,752	4,305,457
*	Waterford Wedgwood P.L.C.	7,869,750	252,888
TOTAL COMMON STOCKS			73,117,959

16

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			73,117,959

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	270,930	315,429
	ACEA SpA	137,365	2,688,494
	Acegas-APS SpA	114,287	1,197,901
#	Actelios SpA	343,329	2,980,077
	Aedes SpA	324,161	1,794,949
#	Aeroporto de Firenze SpA	17,918	472,949
#	Amplifon SpA	521,701	2,972,662
	Astaldi SpA	200,189	1,638,177
#	Azimut Holding SpA	445,446	6,344,463
#	Banca Finnat Euramerica SpA	706,431	927,767
	Banca Ifis SpA	54,527	709,524
#	Banca Intermobiliare SpA	319,984	3,454,266
	Banca Piccolo Credito Valtellinese Scarl SpA	314,205	4,233,754
#	Banca Popolare dell’Etruria e del Lazio Scrl SpA	280,346	4,340,871
#	Banca Profilo SpA	253,156	685,524
	Banco di Desio e della Brianza SpA	242,974	2,546,098
	Beghelli SpA	427,981	759,888
	Benetton Group SpA	176,608	3,256,874
	Beni Stabili SpA, Roma	1,309,500	1,647,927
	Biesse SpA	55,616	1,181,943
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	588,529
	Brembo SpA	108,591	1,712,829
	C.I.R. SpA - Compagnie Industriali Riunite	1,218,721	4,415,012
#	Caltagirone Editore SpA	161,554	1,073,309
	Caltagirone SpA	255,879	2,310,263
	Cam Finanziaria SpA	36,527	76,487
#	Carraro SpA	85,800	865,202
#	Cembre SpA	40,330	371,263
	Cementir SpA	262,430	2,484,742
	Centrale del Latte di Torino & Co. SpA	21,168	116,730
*	Ciccolella SpA	30,000	139,742
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	370,227
*	Compagnia Immobiliare Azionaria SpA	44,000	21,684
#	Credito Artigiano SpA	297,576	1,663,887
	Credito Bergamasco SpA	139,720	5,886,560
	Credito Emiliano SpA	98,048	1,296,607
	Cremonini SpA	218,517	683,434
*	CSP International Fashion Group SpA	87,961	243,724
	Danieli & Co. SpA	86,438	2,817,572
	Davide Campari - Milano SpA	358,312	3,555,704
	De Longhi SpA	314,782	2,135,259
*	Digital Multimedia Technologies SpA	25,000	1,466,660
*	Ducati Motor Holding SpA	749,005	1,917,901
	Emak SpA	57,399	427,201
* #	EnerTad SpA	95,849	460,464
#	ERG SpA	42,840	871,870

17

	Ergo Previdenza SpA	112,421	589,540
#	Esprinet SpA	81,154	968,395
* #	Everel Group SpA	197,276	116,889
*	Fiera Milano SpA	37,863	271,465
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	231,613
	Gefran SpA	31,849	226,464
#	Gemina SpA	835,842	1,719,886
#	Gewiss SpA	249,008	1,744,285
*	Giovanni Crespi SpA	121,789	172,784
#	Granitifiandre SpA	82,117	1,066,527
	Gruppo Ceramiche Ricchetti SpA	127,131	269,597
#	Gruppo Editoriale L’Espresso SpA	676,817	3,116,519
	Hera SpA	190,779	813,426
	I Grandi Viaggi SpA	98,547	237,180
*	Immobiliare Lombardia SpA	9,036,502	1,793,598
	Immsi SpA	717,616	1,590,502
*	Impregilo SpA	1,144,479	7,544,774
#	Indesit Co. SpA	167,073	2,815,340
	Industria Macchine Automatique SpA	72,957	1,593,418
	Industria Romagnola Conduttori Elettrici SpA	43,452	174,741
	Intek SpA	524,083	551,355
#	Interpump Group SpA	248,737	2,620,875
	Iride SpA	849,866	3,053,560
* #	Isagro SpA	16,993	126,231
	Italmobiliare SpA	21,576	2,079,133
* #	Juventus Football Club SpA	403,805	633,336
*	KME Group SpA	479,430	1,181,968
*	La Doria SpA	59,783	153,543
	Mariella Burani SpA	48,185	1,435,225
	Marr SpA	131,000	1,474,909
	Meliorbanca SpA	249,443	1,218,746
	Milano Assicurazioni SpA	235,394	1,729,984
	Mirato SpA	36,779	434,303
#	Mondadori (Arnoldo) Editore SpA	226,405	1,892,347
*	Monrif SpA	315,834	439,825
* #	Montefibre SpA	260,521	212,214
	Navigazione Montanari SpA	263,594	1,098,167
*	Negri Bossi SpA	76,000	88,952
*	NGP SpA	17,891	9,161
*	Olidata SpA	82,236	125,522
*	Opengate Group SpA	4,000	11,177
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	305,438
	Permasteelisa SpA	67,249	1,434,685
* #	Pininfarina SpA	31,285	368,072
	Pirelli & C.Real Estate SpA	31,148	1,290,082
#	Poligrafici Editoriale SpA	257,869	444,910
	Premafin Finanziaria SpA	1,000,904	2,983,813
	Premuda SpA	296,107	705,106
*	RDM Realty SpA	5,771	29,369
#	Recordati SpA	340,005	3,225,552
*	Reno de Medici SpA	683,435	579,798
*	Richard-Ginori 1735 SpA	140,800	84,865
* #	Risanamento Napoli SpA	354,557	2,162,640

18

#	Sabaf SpA	23,325	750,106
	SAES Getters SpA	30,068	863,595
#	SAVE SpA	32,606	1,065,036
*	Schiapparelli 1824 SpA	1,322,152	86,036
*	Sirti SpA	29,967	116,129
	Smurfit Sisa SpA	72,500	256,746
* #	Snia SpA	232,689	275,186
* #	Societa Partecipazioni Finanziarie SpA	959,063	638,787
#	Societe Cattolica di Assicurazoni Scrl SpA	82,031	4,482,822
#	Socotherm SpA	66,740	717,896
	Sogefi SpA	324,310	2,799,213
	Sol SpA	194,092	1,507,950
*	Sorin SpA	880,027	1,767,937
*	Stefanel SpA	96,348	333,894
*	Tecnodiffusione Italia SpA	3,332	9,749
* #	Telecom Italia Media SpA	4,300,248	1,569,047
* #	Tiscali SpA	1,060,244	3,478,099
#	Tod’s SpA	42,015	3,055,061
	Trevi Finanziaria SpA	91,694	1,619,098
*	Viaggi del Ventaglio SpA	173,948	120,047
	Vianini Industria SpA	59,070	305,596
	Vianini Lavori SpA	180,752	3,052,339
*	Vincenzo Zucchi SpA	144,350	715,342
#	Vittoria Assicurazioni SpA	62,484	1,075,696
TOTAL COMMON STOCKS			174,025,612

RIGHTS/WARRANTS — (0.0%)
*	Gemina SpA Rights 11/30/07	439,350	482,061
*	Intek SpA Rights 06/13/08	178,760	37,920
*	Negri Bossi SpA Warrants 06/30/10	38,000	14,843
TOTAL RIGHTS/WARRANTS			534,824

TOTAL — ITALY			174,560,436

NETHERLANDS — (7.7%)
COMMON STOCKS — (7.7%)
	Aalberts Industries NV	372,614	7,820,426
#	Accell Group NV	34,374	1,456,782
*	AFC Ajax NV	18,134	219,932
	Amsterdam Commodities NV	60,689	372,288
	Arcadis NV	62,073	4,403,978
#	ASM International NV	205,931	4,825,429
*	Atag Group NV	4,630	1,964
#	Batenburg Beheer NV	5,153	436,236
* #	BE Semiconductor Industries NV	142,819	661,048
	Beter Bed Holding NV	69,403	1,845,220
	Boskalis Westminster CVA	223,109	13,387,324
	Brunel International NV	65,086	1,710,683
#	Corporate Express NV	441,331	3,899,630
	Crown Van Gelder NV	18,307	405,552
* #	Crucell NV	237,868	4,445,443
*	Crucell NV ADR	45,768	853,116
	DOCdata NV	22,463	204,163
#	Draka Holding NV	48,947	1,715,219

19

	Eriks Group NV	43,983	3,522,893
	Exact Holding NV	97,790	3,886,621
	Fornix Biosciences NV	29,890	810,178
	Gamma Holding NV	21,255	1,661,512
	Grolsche NV	48,829	3,434,727
	Grontmij NV	78,112	2,883,005
#	Hagemeyer NV	1,941,147	13,232,746
	Heijmans NV	91,720	3,527,907
	HITT BV	8,197	63,915
	Hunter Douglas NV	18,174	1,327,333
	ICT Automatisering NV	35,281	619,376
	Imtech NV	261,165	6,309,477
	Innoconcepts NV	78,009	1,630,394
#	Jetix Europe NV	133,537	3,621,420
	Kas Bank NV	49,050	1,741,813
*	Kendrion NV	41,018	1,233,234
	Koninklijke Bam Groep NV	436,318	10,412,372
*	Koninklijke Econosto NV	58,746	460,277
	Koninklijke Ten Cate NV	98,255	3,386,390
	Koninklijke Vopak NV	73,543	4,009,698
* #	Laurus NV	262,779	1,474,523
#	Macintosh Retail Group NV	99,784	3,357,667
*	Maverix Capital NV	1,500	83,388
	Nederlandsche Apparatenfabriek NV	29,670	1,379,619
	Nutreco Holding NV	146,191	8,913,926
	Oce NV	353,653	6,410,978
	OPG Groep NV	218,634	7,045,692
	Ordina NV	155,263	2,731,670
* #	Pharming Group NV	285,229	1,269,718
*	Punch Graphix NV	12,412	108,624
* #	Qurius NV	351,539	361,254
	Royal Reesink NV	2,050	310,843
	RSDB NV	12,436	637,689
*	Samas NV	114,215	859,188
#	Sligro Food Group NV	157,640	6,076,070
	Smit Internationale NV	46,180	4,668,624
	Stern Groep NV	1,258	65,470
	Stork NV	105,189	7,330,987
* #	Tele Atlas NV	351,470	14,488,334
#	Telegraaf Media Groep NV	176,535	6,084,371
*	Textielgroep Twenthe NV	1,000	3,657
	TKH Group NV	101,120	2,231,828
*	Tulip Computers NV	47,757	426,034
	Unit 4 Agresso NV	76,624	2,029,102
#	USG People NV	196,365	5,387,607
* #	Van der Moolen Holding NV	117,201	569,824
	Vedior NV	181,031	4,499,422

TOTAL — NETHERLANDS			205,245,830

NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
#	Acta Holding ASA	584,100	2,413,485
	Aker Yards ASA	155,605	2,396,638
* #	Aktiv Kapital ASA	72,417	1,038,593

20

#	Arendals Fosse Kompani ASA	100	35,965
* #	Birdstep Technology ASA	71,000	102,277
* #	Blom ASA	68,367	938,447
	Bonheur ASA	67,400	2,843,336
* #	Camillo Eitze & Co. ASA	58,200	757,949
* #	Det Norske Oljeselskap ASA	1,774,304	3,174,537
	DOF ASA	115,506	1,150,689
	EDB Business Partner ASA	149,417	1,157,075
	Ekornes ASA	110,190	1,769,799
* #	Eltek ASA	126,859	721,866
*	Ementor ASA	142,551	995,264
	Farstad Shipping ASA	60,790	1,484,415
* #	Fast Search & Transfer ASA	487,050	964,092
	Ganger Rolf ASA	50,060	1,897,025
* #	Gregoire ASA	25,808	6,048
	Havila Shipping ASA	22,400	401,875
*	Ignis ASA	37,372	43,052
* #	IOT Holdings ASA	75,603	32,030
	Itera Consulting Group ASA	168,000	167,388
	Kongsberg Automotive ASA	86,200	554,490
	Kongsberg Gruppen ASA	49,500	2,848,822
*	Kverneland Group ASA	258,080	494,886
#	Leroy Seafood Group ASA	92,100	1,658,296
*	Nordic Semiconductor ASA	51,200	180,478
* #	Norse Energy Corp. ASA	549,400	405,599
* #	Norwegian Air Shuttle ASA	31,600	896,970
* #	Ocean Rig ASA	505,762	3,978,664
	Odfjell ASA Series A	94,900	1,539,704
#	Olav Thon Eiendomsselskap ASA	13,360	2,051,448
*	Otrum ASA	31,800	70,019
* #	Petrolia Drilling ASA	1,520,000	658,242
*	Photocure ASA	33,562	272,282
* #	Q-Free ASA	85,000	151,281
	Rieber and Son ASA Series A	109,654	1,046,338
* #	Roxar ASA	83,321	99,165
*	Scan Subsea ASA	12,200	18,022
#	Scana Industrier ASA	252,423	725,912
* #	Sevan Marine ASA	385,800	5,177,421
* #	Software Innovation ASA	51,795	111,458
	Solstad Offshore ASA	59,900	1,586,023
	Sparebanken Midt-Norge	134,100	1,749,628
*	Synnove Finden ASA	27,317	110,542
	Tandberg ASA Series A	276,210	6,166,545
*	Tandberg Data ASA	122,130	46,509
*	Tandberg Storage ASA	38,450	7,820
*	TGS Nopec Geophysical Co. ASA	316,440	4,336,888
#	Tomra Systems ASA	616,328	4,003,413
	TTS Marine ASA	32,900	595,970
	Veidekke ASA	319,230	2,928,853
	Wilh. Wilhelmsen ASA	60,800	2,426,345
TOTAL COMMON STOCKS			71,389,878

RIGHTS/WARRANTS — (0.0%)
*	TTS Marine ASA Rights 12/07/07	2,437	—

TOTAL — NORWAY			71,389,878

21

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Corticeira Amorim	230,410	686,409
*	Fibras Sinteticas de Portugal SA	195,903	46,302
	Finibanco Holdings SGPS SA	197,573	1,306,865
	Ibersol SGPS SA	20,401	323,726
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	1,170,813
* #	Investimentos Participacoes e Gestao SA Inapa	43,702	71,269
	Jeronimo Martins SGPS SA	853,785	6,868,793
	Mota-Engil SGPS SA	344,465	2,608,304
* #	Novabase SGPS	56,005	318,508
* #	ParaRede SGPS SA	545,591	144,106
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,650,975
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	1,110,014
#	Sociedade de Investimento e Gestao SGPS SA	241,216	3,555,329
*	Sonae Industria SGPS SA	280,469	3,171,950
* #	Sonaecom SGPS SA	583,911	3,251,950
*	Sporting Sociedade Desportiva de Futebol	23,339	75,251
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	186,791
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,449,884
	Toyota Caetano Portugal SA	54,900	722,442
TOTAL COMMON STOCKS			29,719,681

RIGHTS/WARRANTS — (0.0%)
*	Investimentos Participacoes e Gestao SA Inapa Rights 12/12/07	43,702	15,983

TOTAL — PORTUGAL			29,735,664

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
#	Abengoa SA	105,048	3,550,521
#	Adolfo Dominguez SA	20,351	874,914
#	Amper SA	90,745	1,510,076
#	Antena 3 de Television SA	38,981	597,296
* #	Avanzit SA	571,836	5,131,406
* #	Azkoyen SA	64,591	675,786
*	Azkoyen SA	2,583	27,031
#	Banco de Andalucia SA	9,800	1,031,246
	Banco de Credito Balear SA	35,424	1,177,698
#	Banco Guipuzcoano SA	337,401	6,586,977
*	Baron de Ley SA	14,325	1,067,353
#	Bodegas Riojanas SA	12,365	171,860
* #	Campofrio Alimentacion SA	96,667	1,456,126
#	Cementos Portland Valderrivas SA	16,881	1,867,649
#	Compania de Distribucion Integral Logista SA	29,600	2,291,809
#	Compania Vinicola del Norte de Espana SA	16,600	421,535
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,345,166
* #	Corporacion Dermoestetica	65,100	856,399
* #	Dogi International Fabrics SA	111,418	278,388
#	Duro Felguera SA	177,786	2,319,626
#	Ebro Puleva SA	161,802	3,168,000

22

#	Electnor SA	103,987	6,338,539
* #	Ercros SA	2,189,041	1,317,296
*	Espanola del Zinc SA	29,250	78,736
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	336,027	5,928,795
*	Federico Partenina SA	1,190	14,647
* #	Funespana SA	22,107	205,112
	Grupo Catalana Occidente SA	70,364	2,505,133
	Grupo Empresarial Ence SA	368,840	4,513,516
	Iberpapel Gestion SA	26,621	732,147
#	Inbesos SA	12,494	333,653
	Indo Internacional SA	37,172	340,035
	Indra Sistemas SA	47,420	1,295,315
	Inmobiliaria del Sur SA	2,513	198,525
*	Inmobiliaria del Sur SA Issue 2007	251	19,829
#	La Seda de Barcelona SA	2,019,534	5,824,360
	Lingotes Especiales SA	22,080	179,658
#	Mecalux SA	61,329	2,506,103
#	Miquel y Costas & Miquel SA	26,111	648,008
#	Natra SA	88,094	1,267,588
* #	Natraceutical SA	746,798	1,199,576
* #	NH Hoteles SA	265,195	5,306,533
* #	Nicolas Correa SA	26,994	232,558
	Obrascon Huarte Lain SA	107,743	4,332,335
#	Papeles y Cartones de Europa SA (5496132)	183,826	2,120,388
*	Papeles y Cartones de Europa SA (B28YKP2)	15,318	176,699
	Pescanova SA	26,443	1,561,720
#	Prim SA	29,620	531,239
*	Prim SA Issue 07	2,962	53,124
#	Prosegur Cia de Seguridad SA	80,342	2,952,474
#	Service Point Solutions SA	459,595	2,074,694
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	1,141,160
#	Sol Melia SA	156,990	2,619,522
#	SOS Cuetara SA	363,709	7,508,500
*	Tavex Algodonera SA	185,541	586,827
* #	Tecnocom Telecomunicaciones y Energia SA	124,372	797,948
#	Tubacex SA	448,449	4,707,869
	Tubos Reunidos SA	419,192	3,327,807
#	Unipapel SA	48,800	1,344,051
	Uralita SA	338,493	3,315,927
* #	Urbas Guadahermosa SA	267,319	407,605
*	Vertice Trescientos Sesenta Grados SA	571,836	125,485
#	Vidrala SA	59,088	2,260,728
	Viscofan SA	184,330	4,302,586
* #	Zeltia SA, Madrid	584,553	5,931,818

TOTAL — SPAIN			131,573,030

SWEDEN — (5.0%)
COMMON STOCKS — (5.0%)
*	Acando AB	160,086	350,089
* #	Active Biotech AB	77,400	738,346
	Addtech AB Series B	56,300	1,068,314
	Angpanneforeningen AB Series B	48,500	1,249,948
* #	Anoto Group AB	261,833	393,108

23

	Aros Quality Group AB	41,400	347,961
*	Artimplant AB Series B	30,000	16,631
	Atrium Ljungberg AB Series B	15,200	166,166
	Axfood AB	92,000	3,501,843
	Axis Communications AB	183,494	4,608,436
	B&B Tools AB	66,900	1,770,637
	Ballingslov International AB	27,625	872,638
	Beiger Electronics AB	14,700	337,116
	Beijer Alma AB	58,800	628,075
	Bergs Timber AB Series B	8,000	48,935
	Bilia AB Series A	116,725	1,823,461
#	Billerud AB	150,300	1,741,027
*	BioGaia AB Series B	38,000	160,477
*	Biotage AB	141,240	209,160
	Bong Ljungdahl AB	24,800	189,673
*	Boras Waefveri AB Series B	9,200	16,681
	Boss Media AB	125,700	267,245
#	Cantena AB	58,362	999,647
	Cardo AB	63,000	1,967,162
	Carl Lamm AB	33,280	296,794
	Castellum AB	428,900	4,914,699
*	Cision AB	245,156	736,853
#	Clas Ohlson AB Series B	102,500	2,497,340
#	Cloetta AB Series B	27,700	914,797
	Concordia Maritime AB Series B	70,300	329,513
*	Consilium AB Series B	16,994	115,932
#	D. Carnegie & Co. AB	186,300	3,594,383
*	Duroc AB Series B	2,700	11,310
	Elekta AB Series B	317,200	5,384,793
* #	Enea Data AB Series B	1,012,000	398,209
	Eniro AB	426,756	4,639,894
	Expanda AB	19,547	177,816
	Fabege AB	410,700	4,659,194
	Fagerhult AB	16,800	400,148
	Forshem Group AB Series B	9,400	66,056
	G & L Beijer AB Series B	28,200	809,156
	Geveko AB	10,800	214,573
	Gunnebo AB	106,800	1,208,988
	Gunnebo Industrier AB	10,000	238,439
	Haldex AB	64,700	1,106,053
	Heba Fastighets AB Series B	14,500	382,983
	HIQ International AB	111,889	616,936
	HL Display AB Series B	14,400	437,141
	Hoganas AB Series B	77,300	1,799,032
*	Home Capital AB	25,400	251,356
#	Home Properties AB	25,400	409,948
*	IBS AB Series B	195,200	447,449
*	Industrial & Financial Systems AB Series B	487,600	477,378
	Intrum Justitia AB	163,100	2,785,374
	JM AB	280,673	5,785,288
	Klovern AB	303,476	1,146,056
	Kungsleden AB (B12W4C0)	432,600	5,122,927
*	Kungsleden AB (B29JLD1)	432,600	778,551
	Lagercrantz Group AB Series B	64,300	303,521
*	LBI International AB	107,651	587,808

24

#	Lennart Wallenstam Byggnads AB Class B	123,900	2,223,897
#	Lindex AB	235,900	4,221,746
*	Lundin Petroleum AB	90,000	1,014,690
*	Medivir Series B	44,650	391,487
* #	Micronic Laser Systems AB	105,400	726,540
*	Midelfart Sonesson AB Series A	4,160	7,682
*	Midelfart Sonesson AB Series B	4,160	7,672
	Munters AB	171,000	2,046,319
	NCC AB Series B	118,100	2,468,922
* #	Net Insight AB Series B	924,000	751,804
	New Wave Group AB Series B	107,400	1,220,943
#	NIBE Industrier AB	185,200	1,933,695
	Nobia AB	433,500	4,044,285
	Nolato AB Series B	66,440	534,140
	OEM International AB Series B	44,400	292,956
	OMX AB	189,900	7,926,174
	ORC Software AB	36,300	845,635
*	Ortivus AB	35,510	36,890
	Partnertech AB	28,800	178,392
	Peab AB Series B	250,400	2,520,410
*	Peab Industri AB	125,200	946,355
	Poolia AB Series B	36,150	204,734
*	Precomp Solutions AB	16,994	7,101
	Prevas AB Series B	5,500	18,294
*	Pricer AB Series B	1,711,500	120,689
	Proact It Group AB	29,000	165,726
*	Proffice AB	215,400	550,703
	Profilgruppen AB	16,300	201,306
#	Q-Med AB	159,200	2,074,705
*	RaySearch Laboratories AB	12,700	381,280
*	Readsoft AB Series B	48,800	112,923
	Rederi AB Transatlantic Series B	95,600	672,577
	rnb Retail and Brands AB	130,200	1,224,493
#	Rottneros Bruk AB	425,600	189,731
*	Scribona AB Series A	40,100	32,978
*	Scribona AB Series B	226,140	166,653
*	Semcon AB	39,900	499,160
	Sigma AB Series B	25,800	30,114
* #	Sintercast AB	11,800	262,370
	Skanditek Industrifoervaltnings AB	156,975	589,566
	Skistar AB	94,800	1,634,034
	Studsvik AB	21,900	637,235
*	SWECO AB Series B	184,000	1,613,805
*	Switchcore AB	185,784	2,612
*	Teleca AB Series B	157,200	364,263
* #	Telelogic AB	777,200	2,164,089
*	Teligent AB	111,400	22,893
*	Ticket Travel Group AB	27,152	74,729
	Trelleborg AB Series B	230,400	5,133,646
	Uniflex AB Series B	3,630	56,688
	VBG AB Series B	1,084	20,705
*	Vitrolife AB	41,500	224,149
*	Wedins Skor & Accessoarer AB	113,400	125,068
	Wihlborgs Fastigheter AB	65,658	1,179,122
	Xponcard Group AB	7,300	122,195

TOTAL — SWEDEN			132,740,434

25

SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
#	A. Hiestad Holding AG	1,426	3,466,363
*	Actelion, Ltd.	177,806	7,871,574
	AFG Arbonia-Forster Holding AG	4,799	1,666,642
	Allreal Holding AG	32,721	3,745,957
	Also Holding AG	16,678	948,272
*	Ascom Holding AG	92,504	1,021,836
	Bachem Holdings AG	26,438	2,241,311
	Baloise-Holding AG	24,030	2,322,614
	Bank Coop AG	31,715	2,119,523
	Bank Sarasin & Cie Series B	1,778	8,466,979
	Banque Cantonale de Geneve	4,141	1,036,252
	Banque Cantonale du Jura	4,500	235,209
	Banque Cantonale Vaudoise	11,172	5,250,490
	Banque Privee Edmond de Rothschild SA	161	5,367,689
	Barry Callebaut AG	10,927	8,519,989
	Basellandschaftliche Kantonalbank	600	515,305
*	Basilea Pharmaceutica AG	2,629	455,823
	Basler Kantonalbank	5,250	529,591
	Belimo Holdings AG	1,884	2,209,252
	Bellevue Group AG	27,315	2,082,708
	Berner Kantonalbank	25,110	4,757,675
	Bobst Group AG	36,682	2,531,250
	Bossard Holding AG	8,467	632,197
	Bucher Industries AG	33,989	8,422,047
	Calida Holding AG	396	216,043
*	Card Guard AG	32,013	174,931
	Carlo Gavazzi Holding AG	1,065	256,044
	Charles Voegele Holding AG	29,471	2,553,947
	Clariant AG	794,519	7,017,251
	Compagnie Financiere Tradition	5,202	896,231
	Conzzeta Holdings AG	1,415	3,006,009
	Crealogix Holding AG	3,388	250,399
	Daetwyler Holding AG	34,800	2,370,543
*	Dufry Group	2,688	261,762
	Edipresse SA	1,572	603,558
	Eichhof Holding AG	458	817,437
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	4,175,210
	ELMA Electronic AG	472	279,900
	Emmi AG	13,638	2,039,963
	Ems-Chemie Holding AG	31,716	4,617,378
	Energiedienst Holding AG	8,265	4,463,302
	Feintol International Holding AG	1,601	472,546
	Flughafen Zuerich AG	13,645	5,423,989
	Forbo Holding AG	5,990	3,602,845
	Fuchs Petrolub AG	19,809	1,977,758
	Galenica Holding AG	15,936	8,660,554
	George Fisher AG	11,518	7,588,949
	Golay-Buchel Holding SA	40	83,766
	Gurit Holding AG	1,326	1,025,016
	Helvetia Holding AG	12,833	4,317,003

26

	Hexagon AB	81,720	1,832,400
	Implenia AG	49,554	1,524,862
	Industrieholding Cham AG	1,704	677,752
	Interroll-Holding SA	2,475	1,230,135
	Intershop Holding AG	3,444	955,190
	Jelmoli Holding AG	1,521	3,693,878
	Jelmoli Holding AG (4382652)	2,835	1,339,244
	Kaba Holding AG	10,381	3,303,882
*	Kardex AG	17,985	1,031,800
	Komax Holding AG	9,005	1,418,372
#	Kudelski SA	106,944	1,851,373
	Kuoni Reisen Holding AG	13,794	7,297,392
	Lem Holdings SA	3,651	1,007,958
*	Logitech International SA	242,719	8,263,166
	Lonza Group AG	126,465	14,774,409
	Luzerner Kantonalbank	18,593	4,245,986
	Medisize Holding AG	13,260	890,170
	Metraux Services Holdings SA	1,853	326,903
* #	Micronas Semiconductor Holding AG	78,808	747,624
*	Mikron Holding AG	43,452	482,756
	Mobilezone Holding AG	115,610	766,420
	Orell Fuessli Holding AG	5,076	935,306
*	Parco Industriale e Immobiliare SA	600	1,854
	Phoenix Mecano AG	3,041	1,408,452
	PSP Swiss Property AG	148,025	7,592,864
	PubliGroupe SA	6,325	2,097,766
	Rieters Holdings AG	15,890	7,900,389
	Romande Energie Holding SA	2,839	5,015,329
* #	Schaffner Holding AG	1,830	399,983
#	Schulthess Group AG	14,570	1,636,771
	Schweiter Technology AG	4,193	1,397,662
	Schweizerhall Holding AG	8,648	1,282,927
	Schweizerische National Versicherungs Gesellschaft	1,881	1,305,310
	SEZ Holding AG	53,128	1,071,012
	SIA Abrasives Holding AG	2,381	846,964
	Siegfried Holding AG	8,560	1,388,867
*	Sihl	150	397
	Sika AG	7,511	13,988,654
	Societa Elettrica Sopracenerina SA	2,409	582,309
	Societe Generale d’Affichage	5,872	1,254,552
	St. Galler Kantonalbank	9,217	3,903,134
	Straumann Holding AG	12,103	3,417,946
	Sulzer AG	14,002	21,170,814
	Swiss Prime Site AG	81,434	4,334,685
*	Swisslog Holding AG	798,972	1,082,627
	Swissquote Group Holding SA	41,220	2,615,735
	Tamedia AG	15,322	2,038,979
	Tecan Group AG	40,139	2,498,220
*	Temenos Group AG	152,630	3,689,019
*	Tornos SA	38,028	604,736
*	UMS Schweizerische Metallwerke Holding AG	17,585	397,891
	Valartis Group AG	10,374	733,513
	Valiant Holding AG	60,231	9,412,840
	Valora Holding AG	12,004	3,055,764
	Vaudoise Assurances Holdings SA	3,233	497,954

27

	Villars Holding SA	150	77,877
* #	Von Roll Holding AG	379,814	2,914,150
	Vontobel Holdings AG	114,466	5,617,395
	Walliser Kantonalbank	1,457	619,932
	WMH Walter Meier Holding AG	4,878	1,057,234
* #	Ypsomed Holdings AG	2,419	172,854
	Zehnder Holding AG	786	1,287,108
	Zueblin Immobilien Holding AG	78,908	681,738
	Zuger Kantonalbank	630	1,842,629
TOTAL COMMON STOCKS			325,062,696

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,861,695

RIGHTS/WARRANTS — (0.0%)
*	Von Roll Holding AG Rights 11/09/07	182,227	72,405

TOTAL — SWITZERLAND			326,996,796

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $2,480,000 FNMA 6.50%, 11/01/36, valued at $1,919,491) to be repurchased at $1,889,699	$1,889	1,889,000

SECURITIES LENDING COLLATERAL — (15.3%)
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $62,061,191 FHLMC 5.000%, 08/01/35 & FNMA 5.500%, 12/01/36, valued at $51,000,000) to be repurchased at $50,019,292	50,000	50,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $95,275,494 FNMA STRIP, rates ranging from 5.000% to 5.500%, maturities ranging from 02/01/19 to 08/01/34 & FNMA STRIPS Principal Only 0.000%, 04/01/33 & 07/01/33, valued at $12,301,246) to be repurchased at $12,064,698	12,060	12,060,045
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $28,999,285 FHLMC 5.500%, 05/01/35 & FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/34 to 11/01/37, valued at $26,522,605) to be repurchased at $26,010,032	26,000	26,000,000
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $416,136,832 FHLMC 5.500%, 06/01/34 & FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 04/01/19 to 11/01/37, valued at $325,308,564) to be repurchased at $319,052,159	318,929	318,929,106
TOTAL SECURITIES LENDING COLLATERAL			406,989,151

TOTAL INVESTMENTS - (100.0%) (Cost $1,802,732,916)			$2,660,075,206

See accompanying Notes to Financial Statements.

28

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

COMMON STOCKS — (88.7%)
Consumer Discretionary — (8.9%)
	Astral Media, Inc. Class A	61,500	$2,690,760
*	Azure Dynamics Corp.	256,850	84,765
* #	Ballard Power Systems, Inc.	89,600	403,220
	BMTC Group, Inc.	20,500	408,175
*	CanWest Global Communications Corp.	48,800	346,497
*	Coastal Contacts, Inc.	99,900	110,895
	Cogeco Cable, Inc.	20,800	918,782
#	Corus Entertainment, Inc. Class B	48,900	2,418,226
	Dorel Industries, Inc. Class B	35,100	1,135,191
	easyhome, Ltd.	1,800	36,038
*	Forzani Group, Ltd. Class A	39,700	560,989
*	Glacier Ventures International Corp.	53,600	220,843
*	Glentel, Inc.	1,800	19,873
*	Great Canadian Gaming Corp.	82,200	1,353,902
*	Indigo Books & Music, Inc.	20,000	262,213
*	Kangaroo Media, Inc.	17,900	12,889
	Le Chateau, Inc.	33,200	390,119
	Leon’s Furniture, Ltd.	74,500	968,548
	Linamar Corp.	70,700	1,408,414
*	Mad Catz Interactive, Inc.	70,200	83,542
*	Martinrea International, Inc.	70,800	800,080
*	MDC Partners, Inc. Class A	34,500	325,696
* #	MEGA Brands, Inc.	31,100	167,948
#	Reitmans Canada, Ltd.	65,900	1,077,519
*	RONA, Inc.	149,300	2,611,388
#	Torstar Corp. Class B	72,900	1,402,666
	TVA Group, Inc. Class B	5,500	81,129
	Uni-Select, Inc.	25,100	686,519
	Wescast Industries, Inc.	9,900	101,381
*	West 49, Inc.	45,700	32,906
*	Westport Innovations, Inc.	135,600	368,850
Total Consumer Discretionary			21,489,963

Consumer Staples — (3.4%)
	Canada Bread Co., Ltd.	4,800	321,616
*	CoolBrands International, Inc.	38,200	30,562
	Corby Distilleries, Ltd.	17,500	437,347
*	Cott Corp.	43,900	272,194
*	Fishery Products International, Ltd.	7,300	116,806
	Maple Leaf Foods, Inc.	83,100	1,084,509
#	Rothmans, Inc.	80,000	2,000,100
*	Saskatchewan Wheat Pool, Inc.	264,000	2,943,747
*	SunOpta, Inc.	69,700	992,578
Total Consumer Staples			8,199,459

1

Energy — (20.1%)
* #	Accrete Energy, Inc.	17,400	65,601
	Akita Drilling, Ltd.	20,300	208,085
*	Alberta Clipper Energy, Inc.	32,800	54,451
*	Anderson Energy, Ltd.	141,700	430,790
*	Antrim Energy, Inc.	114,700	550,588
*	Arawak Energy Corp.	211,200	578,717
*	Aurora Energy Resources, Inc.	67,400	946,343
*	Bankers Petroleum, Ltd.	574,600	488,434
*	Berens Energy, Ltd.	107,900	64,743
*	Birch Mountain Resources, Ltd.	21,051	24,631
*	Birchcliff Energy, Ltd.	109,000	533,037
*	Bow Valley Energy, Ltd.	116,500	718,841
*	Breaker Energy, Ltd.	45,000	241,662
*	Bulldog Resouces, Inc.	33,100	216,816
*	Burmis Energy, Inc.	61,200	110,165
	Calfrac Well Services, Ltd.	27,700	523,833
*	Calvalley Petroleum, Inc.	99,200	554,556
* #	Canadian Superior Energy, Inc.	165,800	431,102
* #	Candax Energy, Inc.	237,900	204,604
*	Canyon Services Group, Inc.	16,600	35,526
*	Caspian Energy, Inc.	37,500	15,001
*	CE Franklin, Ltd.	11,200	78,964
*	Celtic Exploration, Ltd.	43,800	515,552
	CHC Helicopter Corp. Class A	22,000	447,502
*	Cinch Energy Corp.	72,400	59,371
*	Coalcorp Mining, Inc.	109,771	219,553
*	Comaplex Minerals Corp.	22,100	134,154
*	Compton Petroleum Corp.	105,900	834,534
* #	Connacher Oil & Gas, Ltd.	248,400	847,086
*	Cordero Energy, Inc.	40,700	112,745
*	Corridor Resources, Inc.	80,700	851,428
*	Crew Energy, Inc.	55,800	446,422
*	Cyries Energy, Inc.	55,500	305,820
*	Delphi Energy Corp.	96,200	152,004
*	Denison Mines Corp.	239,400	2,202,590
*	Duvernay Oil Corp.	57,600	1,414,727
*	Ember Resources, Inc.	22,500	27,001
*	Endev Energy, Inc.	34,700	28,802
#	Ensign Energy Services, Inc.	150,400	2,194,446
*	ExAlta Energy, Inc.	21,500	35,907
* #	First Calgary Petroleums, Ltd. Class A	336,500	827,831
*	Galleon Energy, Inc. Class A	68,400	998,690
*	Gentry Resources, Ltd.	55,500	116,556
*	Great Plains Exploration, Inc.	21,100	16,037
* #	Grey Wolf Exploration, Inc.	39,800	71,644
* #	Heritage Oil Corp.	13,600	704,107
*	Highpine Oil & Gas, Ltd.	69,200	570,929
*	Iteration Energy, Ltd.	84,800	427,413
* #	Ivanhoe Energy, Inc.	279,000	479,904
*	Kereco Energy, Ltd.	60,100	230,194
*	Mahalo Energy, Ltd.	76,000	191,530
*	Midnight Oil Exploration, Ltd.	17,400	20,533
*	Nuvista Energy, Ltd.	53,200	654,925

2

*	Oilexco, Inc.	147,400	2,206,688
*	Open Range Energy Corp.	12,800	36,482
*	Pacific Stratus Energy, Ltd.	58,109	701,992
*	Paramount Resources, Ltd. Class A	43,800	629,875
	Pason Systems, Inc.	69,000	819,761
*	Peerless Energy, Inc.	66,900	340,538
*	Petrobank Energy & Resources, Ltd.	67,000	3,366,248
*	Petrolifera Petroleum, Ltd.	45,600	474,264
*	ProEx Energy, Ltd.	53,700	637,988
*	ProspEx Resouces, Ltd.	59,600	168,080
	Pulse Data, Inc.	55,900	145,347
*	Pure Energy Services, Ltd.	4,900	19,601
*	Questerre Energy Corp.	16,000	9,600
*	Rider Resources, Ltd.	58,700	233,638
*	Rock Energy, Inc.	12,200	33,308
*	Rockyview Energy, Inc.	13,600	42,298
	Savanna Energy Services Corp.	62,600	920,266
*	Saxon Energy Services, Inc.	117,900	595,425
	ShawCor, Ltd.	74,900	2,547,476
*	Storm Exploration, Inc.	51,300	418,116
*	Synenco Energy, Inc.	78,400	588,029
*	Technicoil Corp.	86,200	46,550
*	Tesco Corp.	38,000	839,082
* #	Titan Exploration, Ltd.	41,000	106,195
*	Transglobe Energy Corp.	71,200	362,426
#	Trican Well Service, Ltd.	150,200	2,552,026
*	TriStar Oil and Gas, Ltd.	11,738	133,820
*	Turnkey E&P, Inc.	21,000	113,406
*	TUSK Energy Corp.	109,900	129,688
*	UEX Corp.	179,100	1,352,273
*	Ur-Energy, Inc.	90,100	329,782
*	UTS Energy Corp.	507,000	2,707,515
*	Verenex Energy, Inc.	32,600	280,048
*	Vero Energy, Inc.	37,600	209,066
*	Wenzel Downhole Tools, Ltd.	21,200	14,841
*	West Energy, Ltd.	94,500	216,416
*	Xtreme Coil Drilling Corp.	40,100	310,791
*	ZCL Composite, Inc.	30,400	308,271
Total Energy			48,163,643

Financials — (5.3%)
	Canaccord Capital, Inc.	49,600	787,191
	Canadian Western Bank	71,100	1,921,929
	Clairvest Group, Inc.	1,900	27,266
*	Dundee Corp. Class A	75,200	1,638,690
	DundeeWealth, Inc.	51,100	1,125,278
	EGI Financial Holdings, Inc.	10,550	148,710
	Equitable Group, Inc.	14,500	412,836
	Gluskin Shef & Associates, Inc.	8,900	225,003
	Home Capital Group, Inc.	35,700	1,419,503
	Kingsway Financial Services, Inc.	74,800	1,207,332
	Laurentian Bank of Canada	29,000	1,163,248
	Northbridge Financial Corp.	30,300	1,121,156
*	Pacific and Western Credit Corp.	4,700	38,072
	Quest Capital Corp.	285,800	703,103

3

#	Rentcash, Inc.	21,600	112,326
	Sceptre Invesment Counsel, Ltd.	15,600	152,888
#	Western Financial Group, Inc.	56,400	326,008
	Xceed Mortgage Corp.	32,800	95,125
Total Financials			12,625,664

Health Care — (5.5%)
*	Adherex Technologies, Inc.	49,000	11,761
* #	AEterna Zentaris, Inc.	28,700	49,079
*	Akela Pharma, Inc.	19,338	96,695
*	Ambrilia Biopharma, Inc.	13,200	14,785
*	Angiotech Pharmaceuticals, Inc.	174,200	698,577
*	Aspreva Pharmaceuticals Corp.	37,800	971,887
*	Axcan Pharma, Inc.	69,700	1,566,934
*	Biomira, Inc.	57,900	20,266
*	BioMS Medical Corp.	153,900	377,074
*	Bioniche Life Sciences, Inc.	54,400	32,098
*	Cangene Corp.	82,800	616,891
*	Cardiome Pharma Corp.	82,800	830,526
*	Conjuchem Biotechnologies, Inc.	16,000	1,600
*	CryoCath Technologies, Inc.	59,200	293,055
*	DiagnoCure, Inc.	20,800	45,970
*	Draxis Health, Inc.	54,300	214,496
* #	Imaging Dynamics Co., Ltd.	85,300	48,623
*	Isotechnika, Inc.	170,000	127,506
* #	Labopharm, Inc.	26,000	25,741
	MDS, Inc.	160,800	3,256,363
*	Medicure, Inc.	150,100	105,075
*	Microbix Biosystems, Inc.	27,900	36,272
*	Migenix, Inc.	2,000	940
* #	Neurochem, Inc.	5,100	15,913
*	Novadaq Technologies, Inc.	7,300	43,875
*	Oncolytics Biotech, Inc.	44,700	101,921
*	Ondine Biopharma Corp.	60,500	69,578
*	Paladin Labs, Inc.	22,600	223,751
*	Parkbridge Lifestyles Communities, Inc.	28,700	180,819
*	Patheon, Inc.	76,400	248,312
* #	ProMetic Life Sciences, Inc.	359,700	219,428
*	QLT, Inc.	75,900	374,965
* #	Resverlogix Corp.	24,900	337,163
*	SemBioSys Genetics, Inc.	17,200	37,842
*	SXC Health Solutions Corp.	32,900	461,281
*	Theratechnologies, Inc.	73,700	748,092
*	TLC Vision Corp.	57,100	119,916
*	Transition Therapeutics, Inc.	30,233	294,484
*	TSO3, Inc.	78,200	169,702
*	Vasogen, Inc.	12,500	20,376
*	ViRexx Medical Corp.	28,700	15,212
Total Health Care			13,124,844

Industrials — (11.1%)
	Aecon Group, Inc.	43,100	734,892
*	Alexco Resource Corp.	49,700	235,093
*	ATS Automation Tooling System, Inc.	135,920	591,282
*	Avcorp Industries, Inc.	24,100	35,188

4

	Buhler Industries, Inc.	1,468	8,750
*	Carmanah Technologies Corp.	12,200	15,617
*	Ceramic Protection Corp.	8,700	53,073
#	Clarke, Inc.	56,600	452,823
*	Commercial Solutions, Inc.	4,100	9,553
*	Discovery Air, Inc. Class A	184,200	230,261
	Evertz Technologies, Ltd.	47,900	1,820,291
	Exco Technologies, Ltd.	8,500	35,702
* #	Flint Energy Services, Ltd.	30,900	606,906
*	Garda World Security Corp. Class A	35,000	506,125
*	GBS Gold International, Inc.	75,500	92,870
*	GLV, Inc.	4,800	58,707
*	Heroux-Devtek, Inc.	45,400	385,919
	Husky Injection Molding Systems, Ltd.	103,100	844,431
*	Hydrogenics Corp.	153,830	164,606
*	Intermap Technologies, Ltd.	57,200	600,630
*	Magellan Aerospace Corp.	138,200	158,938
	Marsulex, Inc.	30,700	430,128
	Methanex Corp.	123,100	3,656,253
*	Northstar Aerospace, Inc.	6,700	26,801
* #	Peregrine Diamonds, Ltd.	25,300	20,747
* #	Quebecor World, Inc.	74,800	166,812
	Richelieu Hardware, Ltd.	29,500	679,714
	Ritchie Brothers Auctioneers, Inc.	34,400	2,547,791
*	Royal Laser Corp.	138,300	67,079
#	Russel Metals, Inc.	81,700	2,009,103
*	Silver Standard Resources, Inc.	41,692	1,508,909
*	Stantec, Inc.	56,300	1,900,220
*	The Churchill Corp.	21,100	511,701
	Toromont Industries, Ltd.	76,900	2,047,949
	Transat A.T., Inc. Class A	2,400	90,196
	Transcontinental, Inc. Class A	87,400	1,589,885
* #	Uranium Participation Corp.	77,600	878,476
*	Vector Aerospace Corp.	41,200	173,873
*	Vitran Corp., Inc.	18,400	244,732
*	West Timmins Mining, Inc.	158,900	141,428
*	Xantrex Technology, Inc.	34,800	333,401
Total Industrials			26,666,855

Information Technology — (7.0%)
*	20-20 Technologies, Inc.	20,200	131,105
*	Aastra Technologies, Ltd.	21,300	639,032
*	Absolute Software Corp.	25,300	973,593
*	AXIA NetMedia Corp.	79,600	281,798
*	Belzberg Techologies, Inc.	18,000	97,205
	Calian Technologies, Ltd.	400	5,240
*	Celestica, Inc.	251,756	1,465,293
*	Certicom Corp.	18,200	28,393
*	COM DEV International, Ltd.	89,500	304,315
	Computer Modelling Group, Ltd.	9,300	127,881
*	Constellation Software, Inc.	10,000	241,212
*	Dalsa Corp.	24,500	212,671
*	Divestco, Inc.	49,500	86,629
*	Emergis, Inc.	96,500	790,374
	Enghouse Systems, Ltd.	24,050	181,827

5

*	Exfo Electro-Optical Engineering, Inc.	47,900	250,530
*	Gemcom Software International, Inc.	64,200	138,679
	Gennum Corp.	41,700	448,297
*	Hemisphere GPS, Inc.	62,400	193,450
*	International Datacasting Corp.	56,000	43,682
*	Intrinsyc Software International, Inc.	80,700	75,862
* #	Kaboose, Inc.	133,200	355,662
*	MacDonald Dettweiler & Associates, Ltd.	40,800	1,825,075
*	March Networks Corp.	22,400	227,819
*	Matrikon, Inc.	17,300	43,598
*	Miranda Technologies, Inc.	29,100	372,499
	MKS, Inc.	22,600	31,868
	Mosaid Technologies, Inc.	17,000	269,463
*	Nurun, Inc.	9,600	38,402
* #	Open Text Corp.	60,900	1,998,838
*	Points International, Ltd.	145,700	460,435
*	Q9 Networks, Inc.	25,000	370,269
	Quebecor, Inc. Class B	55,000	2,131,907
*	RDM Corp.	27,400	79,464
*	Sierra Wireless, Inc.	40,400	650,877
*	SIRIT, Inc.	108,500	27,126
	Softchoice Corp.	22,830	453,198
*	The Descartes Systems Group, Ltd.	78,000	326,836
*	Tundra Semiconductor Corp.	30,750	144,840
*	Vecima Network, Inc.	19,600	162,492
*	Wi-LAN, Inc.	50,400	144,151
* #	Zarlink Semiconductor, Inc.	129,900	92,234
Total Information Technology			16,924,121

Materials — (26.1%)
* #	Adanac Molybdenum Corp.	95,600	117,594
*	Allen-Vanguard Corp.	70,100	599,385
*	Almaden Minerals, Ltd.	43,800	106,439
*	Altius Minerals Corp.	29,700	742,240
	Amerigo Resources, Ltd.	103,165	224,911
*	Anvil Mining, Ltd.	71,040	1,177,902
*	Apollo Gold Corp.	19,512	9,317
*	Aquiline Resources, Inc.	59,700	582,701
*	Atna Resource, Ltd.	65,447	92,939
*	Atrium Innovations, Inc.	16,300	366,768
*	Augusta Resource Corp.	99,000	361,368
*	Aurelian Resources, Inc.	127,580	963,277
*	Aurizon Mines, Ltd.	165,600	586,253
*	Baffinland Iron Mines Corp.	92,610	326,003
* #	Baja Mining Corp.	119,900	212,234
*	Breakwater Resources, Ltd.	405,700	730,297
*	Caledonia Mining Corp.	99,500	11,443
*	Campbell Resources, Inc.	94,387	12,743
*	Canadian Gold Hunter, Corp.	50,502	83,332
*	Canadian Royalties, Inc.	93,180	275,827
*	Canadian Zinc Corp.	116,700	75,859
	Canam Group, Inc. Class A	44,300	527,639
*	Candente Resource Corp.	82,765	153,951
*	Canfor Corp.	109,200	851,803
* #	Capstone Mining Corp.	118,145	320,189

6

*	Cardero Resource Corp.	53,400	93,989
*	Carpathian Gold, Inc.	143,472	91,827
	Cascades, Inc.	79,000	657,313
*	Catalyst Paper Corp.	180,800	271,214
	CCL Industries, Inc. Class B	33,400	1,245,214
*	Chariot Resouces, Ltd.	307,800	283,190
*	Claude Resources, Inc.	87,800	116,780
*	Crew Gold Corp.	22,300	30,776
* #	Crystallex International Corp.	278,525	654,566
*	Dundee Precious Metals, Inc.	51,754	408,877
*	Dynacor Gold Mines, Inc.	6,722	2,353
*	Eastern Platinum, Ltd.	736,790	2,026,274
*	Eastmain Resources, Inc.	29,014	20,021
*	Eldorado Gold Corp.	377,395	2,200,323
* #	Endeavour Silver Corp.	37,700	146,283
*	Entree Gold, Inc.	84,000	202,450
*	Equinox Minerals, Ltd.	640,890	2,781,602
*	Erdene Gold, Inc.	66,489	83,115
*	Etruscan Resources, Inc.	71,575	156,757
*	Euro Goldfields, Ltd.	192,800	1,164,570
*	Far West Mining, Ltd.	48,120	202,114
*	Farallon Resources, Ltd.	317,000	225,081
* #	First Nickel, Inc.	135,300	101,480
*	FNX Mining Co., Inc.	39,806	1,332,373
*	Formation Capital Corp.	220,000	112,206
*	Forsys Metals Corp.	43,200	158,552
*	Fortune Minerals, Ltd.	37,970	67,590
*	Fraser Papers, Inc.	39,800	129,356
*	Fronteer Development Group, Inc.	67,800	700,409
*	Frontera Copper Corp.	74,500	452,238
* #	Glencairn Gold Corp.	178,500	35,702
*	Globestar Mining Corp.	99,006	171,289
* #	Globex Mining Enterprises, Inc.	3,100	10,417
*	Gold Eagle Mines, Ltd.	79,700	600,968
*	Golden Peaks Resources	5,500	10,120
* #	Golden Star Resources, Ltd.	231,100	700,268
* #	Grande Cache Coal Corp.	88,200	89,086
*	Great Basin Gold, Ltd.	199,590	568,860
*	Great Panther Resources, Inc.	61,810	74,176
* #	Greystar Resources, Ltd.	30,087	204,000
*	Guyana Goldfields, Inc.	34,052	278,219
*	Hanfeng Evergreen, Inc.	62,900	830,951
#	Harry Winston Diamond Corp.	69,100	2,622,476
*	High River Gold Mines, Ltd.	319,020	794,400
	IAMGOLD Corp.	359,000	3,091,145
*	Imperial Metals Corp.	36,490	483,517
* #	Inter-Citic Minerals, Inc.	54,937	103,287
*	International Forest Products, Ltd. Series A	74,500	388,909
	International Royalty Corp.	77,680	419,493
*	Intertape Polymer Group, Inc.	27,000	72,904
*	Ivernia, Inc.	163,360	245,052
*	Jinshan Gold Mines, Inc.	157,900	462,670
*	Kirkland Lake Gold, Inc.	56,080	743,658
*	La Mancha Resources, Inc.	11,000	4,510
*	Lake Shore Gold Corp.	129,600	208,666

7

* #	Laramide Resources, Ltd.	36,700	276,732
*	Linear Gold Corp.	14,200	33,798
*	Major Drilling Group International, Inc.	27,700	1,598,370
*	Malaga, Inc.	65,000	25,026
*	MDN, Inc.	100,780	95,746
* #	Mega Uranium, Ltd.	94,100	356,657
*	Metallic Ventures Gold, Inc.	12,200	27,451
*	Migao Corp.	43,900	425,412
*	Minco Base Metals Corp.	2,780	—
*	Minco Gold Corp.	13,900	12,511
*	Minco Silver Corp.	19,100	60,168
*	Miramar Mining Corp.	203,970	1,276,916
*	Neo Material Technologies, Inc.	114,200	556,182
#	Norbord, Inc.	119,300	888,829
* #	North American Palladium, Ltd.	43,110	232,806
*	Northern Peru Copper Corp.	30,400	311,616
*	Northgate Minerals Corp.	210,100	651,343
#	Nova Chemicals Corp.	37,400	1,209,950
*	Nuinsco Resources, Ltd.	19,000	6,080
*	Olympus Pacific Minerals, Inc.	82,500	39,602
*	Orvana Minerals, Corp.	45,800	36,642
*	Pacific Rim Mining Corp.	81,432	87,137
*	Pan Amer Silver Corp.	70,200	2,235,280
* #	Pelangio Mines, Inc.	83,100	181,998
*	Petaquilla Minerals, Ltd.	90,480	275,073
*	Platinum Group Metals Ltd.	62,387	212,750
*	PolyMet Mining Corp.	143,477	451,975
*	Qgx, Ltd.	52,500	162,758
*	Quadra Mining, Ltd.	61,350	1,014,780
*	Queenston Mining, Inc.	24,496	67,367
*	Redcorp Ventures, Ltd.	110,500	22,101
*	Resin Systems, Inc.	172,880	214,382
*	Richmont Mines, Inc.	20,500	62,528
* #	Rubicon Minerals Corp.	157,100	248,230
	Samuel Manu-Tech, Inc.	12,200	122,006
*	Scandinavian Minerals, Ltd.	19,230	152,886
* #	Scorpio Minining Corp.	56,800	75,548
* #	SEMAFO, Inc.	220,065	213,474
*	Shore Gold, Inc.	77,100	369,327
#	Silvercorp Metals, Inc.	155,100	1,270,333
* #	Skye Resources, Inc.	46,430	403,961
*	St. Andrew Goldfields, Ltd.	14,185	7,377
*	Starfield Resources, Inc.	274,715	329,674
	Stella-Jones, Inc.	14,200	575,555
*	Stornoway Diamond Corp.	154,000	98,565
*	Suramina Resources, Inc.	5,700	7,581
*	Tanzanian Royalty Exploration Corp.	80,913	516,251
*	Taseko Mines, Ltd.	124,400	585,953
* #	Teal Exploration & Mining, Inc.	35,645	178,947
* #	Tembec, Inc.	58,300	26,819
*	Thompson Creek Metals Company, Inc.	124,000	2,473,924
*	Timminco, Ltd.	98,400	1,431,792
*	Tiomin Resources, Inc.	199,455	17,952
*	TVI Pacific, Inc.	169,346	23,710
* #	Vaaldiam Resources, Ltd.	55,900	32,424

8

* #	Wesdome Gold Mines, Ltd.	30,600	40,088
#	West Fraser Timber Co., Ltd.	41,600	1,245,982
*	Western Canadian Coal Corp.	113,108	76,917
	Winpak, Ltd.	29,300	190,460
	Yamana Gold, Inc.	1	6
* #	Yukon-Nevada Gold Corp.	21,700	34,505
Total Materials			62,706,263

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	105,605

Utilities — (1.3%)
*	BioteQ Environmental Technologies, Inc.	71,700	290,400
*	Boralex, Inc. Class A	41,000	674,894
*	Canadian Hydro Developers, Inc.	146,100	900,021
#	Emera, Inc.	36,400	781,547
*	MAXIM Power Corp.	51,200	316,944
	Pacific Northern Gas, Ltd.	3,800	69,543
Total Utilities			3,033,349

TOTAL COMMON STOCKS			213,039,766

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	8,708

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $150,000 FNMA 5.58%, 03/25/37, valued at $110,211) to be repurchased at $108,040	$108	108,000

SECURITIES LENDING COLLATERAL — (11.3%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $23,619,661 FHLMC, rates ranging from 5.000% to 5.988%(r), maturities ranging from 08/01/35 to 04/01/37 & FNMA 5.372%(r), 01/01/37, valued at $22,317,451) to be repurchased at $21,888,296	21,880	21,879,854
@	Repurchase Agreement, Merrill Lynch 4.63%, 12/03/07 (Collateralized by $11,895,000 FNMA 5.000%, 04/01/18 & 5.000% 04/01/23, valued at $5,337,743) to be repurchased at $5,233,965	5,232	5,231,946

TOTAL SECURITIES LENDING COLLATERAL			27,111,800

TOTAL INVESTMENTS - (100.0%)
(Cost $246,828,280)			$240,268,274

See accompanying Notes to Financial Statements.

9

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	$1,039,808
*	Alpargatas S.A.I.C.	1,078	1,690
	Alto Palermo SA Series A	5,000	20,878
	BBVA Banco Frances SA	399,900	1,109,040
*	Capex SA Series A	52,893	395,563
*	Celulosa Argentina SA Series B	24,922	40,772
*	Central Puerto SA Series B	16,000	29,366
*	Endesa Costanera SA Series B	114,100	158,216
*	Gas Natural Ban SA	345,000	266,610
*	IRSA Inversiones y Representaciones SA	657,649	983,652
*	Juan Minetti SA	353,151	280,612
	Ledesma S.A.A.I.	242,632	340,225
*	MetroGas SA Series B	543,115	243,703
*	Molinos Rio de la Plata SA Series B	596,060	2,135,963
*	Petrobras Energia Participacio	139,720	154,558
	Siderar S.A.I.C. Series A	649,191	5,259,588
	Solvay Indupa S.A.I.C.	555,366	676,647
*	Transportadora de Gas del Sur SA Series B	445,280	502,282

TOTAL — ARGENTINA			13,639,173

BRAZIL — (11.3%)
COMMON STOCKS — (1.4%)
	Brasil Telecom Participacoes SA	59,520	1,545,521
	Companhia de Bebidas das Americas	90,424	6,531,995
	Companhia de Concessoes Radoviarias	166,800	2,912,278
	Companhia Siderurgica Nacional SA	241,404	18,381,015
	CPFL Energia SA	1,935	37,994
	Empresa Brasileira de Aeronautica SA	696,921	7,619,597
	Lojas Renner SA	15,810	370,402
	Perdigao SA	7,898	189,971
	Souza Cruz SA	247,900	7,010,950
*	Tele Norte Celular Participacoes SA	1,152	46,300
	Tele Norte Leste Participacoes SA	59,254	1,956,734
	Tractebel Energia SA	203,300	2,523,247
*	Vivo Participacoes SA	64,140	508,054
	Weg SA	489,800	6,614,636
TOTAL COMMON STOCKS			56,248,694

PREFERRED STOCKS — (9.9%)
	Aracruz Celulose SA Series B	711,999	5,552,377
	Aracruz Celulose SA Sponsored ADR	48,400	3,708,408
	Banci Itau Holding Financeira SA	1,736,000	47,934,401
	Banco Bradesco SA	1,604,316	50,920,723

1

Brasil Telecom Participacoes SA	234,026	3,236,183
Brasil Telecom Participacoes SA ADR	12,100	830,423
Brasil Telecom SA	626,729	6,118,011
Braskem SA Preferred A	435,600	3,827,021
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	117,300	1,953,800
Companhia de Bebidas das Americas	55,183	4,109,405
Companhia de Bebidas das Americas Preferred ADR	382,700	28,733,116
Companhia Energetica de Minas Gerais	329,700	7,010,746
Companhia Energetica de Minas Gerais SA Sponsored ADR	21,800	456,710
Companhia Paranaense de Energia-Copel Series B	100,000	1,553,523
Companhia Vale do Rio Doce Series A	2,791,120	81,194,237
Companhia Vale do Rio Doce Series B	81,160	—
Companhia Vale do Rio Doce Sponsored ADR	341,600	9,882,488
* Empresa Nasional de Comercio Redito e Participacoes SA	480	8,836
Gerdau SA	697,734	19,810,710
Gol Linhas Aereas Inteligentes SA	70,500	1,806,250
Investimentos Itau SA	3,669,626	26,610,776
Klabin SA	682,875	2,696,912
Lojas Americanas SA	100,000	959,447
Metalurgica Gerdau SA	148,275	5,771,534
Suzano Papel e Celullose SA	143,545	2,394,152
Tele Norte Leste Participacoes SA	180,034	3,745,896
Tele Norte Leste Participacoes SA ADR	137,000	2,866,040
Telecomunicacoes de Sao Paulo SA	621,100	16,456,881
* Telemar Norte Leste SA	148,500	5,483,740
Tim Participacoes SA ADR	109,680	4,254,487
Unibanco-Uniao de Bancos Brasileiros SA	40,000	255,034
Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	6,887,120
Unibanco-Uniao de Bancos Brasileiros Units SA	1,780,960	26,425,802
Usinas Siderurgicas de Minas Gerais SA Series A	300,808	15,252,687
Usinas Siderurgicas de Minas Gerais SA Series B	487	23,566
Vivo Participacoes SA	1,148,746	6,818,016
Vivo Participacoes SA ADR	110,000	635,800
Votorantim Celulose e Papel SA	71,336	2,339,798
TOTAL PREFERRED STOCKS		408,525,056

TOTAL — BRAZIL		464,773,750

CHILE — (2.6%)
COMMON STOCKS — (2.6%)
Banco de Chile Series F ADR	52,395	2,645,947
Banco de Credito e Inversiones SA Series A	21,794	659,054
Banco Santander Chile SA ADR	295,998	14,237,504
CAP SA	116,535	3,454,936
Colbun SA	9,359,730	2,034,925
Compania Cervecerias Unidas SA ADR	115,400	4,114,010
Compania General de Electricidad SA	28,230	228,764
* Compania SudAmericana de Vapores SA	557,551	1,267,287
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,417,554
CorpBanca SA	69,972,500	490,962
Distribucion y Servicio D&S SA ADR	208,828	6,931,001
Embotelladora Andina SA Series A ADR	109,600	1,648,384
Embotelladora Andina SA Series B ADR	89,100	1,514,700
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	20,838,290
Empresa Nacional de Telecomunicaciones SA	113,317	1,735,758

2

	Empresas CMPC SA	46,072	1,693,632
	Empresas Copec SA	298,855	5,294,273
	Enersis SA Sponsored ADR	424,303	7,412,573
	Lan Airlines SA Sponsored ADR	629,500	9,285,125
*	Madeco SA Sponsored ADR	4,450	52,732
	Masisa SA ADR	38,553	366,254
	S.A.C.I. Falabella SA	480,511	2,607,932
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	10,767,958
	Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	204,483
	Vina de Concha y Toro SA Sponsored ADR	67,750	2,966,773
TOTAL COMMON STOCKS			105,870,811

RIGHTS/WARRANTS — (0.0%)
*	Cia General de Electricidad SA Rights 12/13/07	3,100	184

TOTAL — CHILE			105,870,995

CHINA — (4.0%)
COMMON STOCKS — (4.0%)
* #	Air China, Ltd.	1,176,000	1,496,402
	Aluminum Corp of China, Ltd.	28,000	63,512
	Aluminum Corp. of China, Ltd. ADR	73,900	4,181,262
* #	Angang Steel Co., Ltd.	593,640	1,848,096
*	Anhui Conch Cement Co., Ltd.	244,000	2,108,630
* #	Bank of China, Ltd.	11,845,000	6,194,524
#	Bank of Communications Co., Ltd.	3,103,000	4,926,534
	Beijing Capital International Airport Co., Ltd.	670,000	1,149,772
	Beijing Enterprises Holdings, Ltd.	252,000	1,272,300
* #	Byd Co., Ltd.	60,500	465,447
	China Construction Bank Corp.	9,085,000	8,797,493
*	China COSCO Holdings Co., Ltd.	1,441,000	5,420,355
* #	China Everbright, Ltd.	304,000	1,004,176
*	China Insurance International Holdings Co., Ltd.	240,000	654,055
*	China Life Insurance Co., Ltd.	9,000	49,529
*	China Life Insurance Co., Ltd. ADR	62,800	5,186,652
	China Mengniu Dairy Co., Ltd.	448,000	1,615,465
	China Merchants Holdings (International) Co., Ltd.	510,000	3,312,997
	China Mobile, Ltd.	4,500	82,343
	China Mobile, Ltd. Sponsored ADR	71,600	6,562,856
*	China National Building Material Co., Ltd.	184,000	807,760
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	39,200	2,511,544
*	China Oilfield Services, Ltd.	414,000	989,832
	China Petroleum and Chemical Corp. (Sinopec)	46,000	69,826
	China Petroleum and Chemical Corp. (Sinopec) ADR	67,500	10,320,075
	China Resources Enterprise, Ltd.	576,000	2,434,417
	China Resources Power Holdings Co., Ltd.	534,000	1,849,973
	China Shenhua Energy Co., Ltd.	1,101,000	6,549,034
* #	China Shipping Container Lines Co., Ltd.	1,596,550	1,457,394
*	China Shipping Development Co., Ltd.	618,000	1,699,566
*	China Southern Airlines Co., Ltd. ADR	12,200	760,304
*	China Telecom Corp., Ltd. ADR	70,000	5,653,200
	China Travel International Investment Hong Kong, Ltd.	1,382,000	930,307
	China Unicom, Ltd. ADR	153,100	3,538,141

3

	Citic Pacific, Ltd.	496,000	2,808,880
	CNOOC, Ltd.	45,000	82,645
	CNOOC, Ltd. ADR	59,300	10,945,001
	COSCO Pacific, Ltd.	544,000	1,521,993
	Datang International Power Generation Co., Ltd.	1,374,000	1,251,854
	Denway Motors, Ltd.	1,712,000	1,120,450
*	Dongfang Electric Co., Ltd.	88,000	755,286
*	Dongfeng Motor Corp.	1,386,000	1,077,092
	GOME Electrical Appliances Holdings, Ltd.	491,000	1,016,645
	Guangdong Investment, Ltd.	1,182,000	687,036
*	Guangshen Railway Co., Ltd. Sponsored ADR	11,300	414,597
#	Guangzhou R&F Properties Co., Ltd.	487,600	2,103,856
* #	Guangzhou Shipyard International Co., Ltd.	34,000	213,333
#	Hopson Development Holdings, Ltd.	258,000	813,769
*	Huadian Power International Corp.	694,000	365,185
*	Huaneng Power International, Inc. ADR	36,100	1,548,690
*	Industrial and Commercial Bank of China (Asia), Ltd.	11,489,000	9,213,725
*	Jiangsu Express Co., Ltd.	592,000	604,894
* #	Jiangxi Copper Co., Ltd.	165,000	438,748
#	Lenova Group, Ltd.	1,442,000	1,279,769
* #	Maanshan Iron and Steel Co., Ltd.	840,000	604,105
	Nine Dragons Paper Holdings, Ltd.	747,000	1,866,137
	PetroChina Co., Ltd. ADR	45,200	8,666,648
#	PICC Property and Casualty Co., Ltd.	1,036,000	1,617,095
#	Ping An Insurance (Group) Co. of China, Ltd.	469,000	5,219,196
*	Shanghai Electric Group Co., Ltd.	552,000	439,901
	Shanghai Industrial Holdings, Ltd.	235,000	1,135,231
	Shimao Property Holdings, Ltd.	693,500	2,046,079
#	Sinofert Holdings, Ltd.	1,012,000	812,444
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	11,300	711,448
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	261,253
* #	Tsingtao Brewery Co., Ltd.	154,000	529,799
	Weichai Power Co., Ltd.	55,000	424,205
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	18,900	1,948,401
	Zhejiang Expressway Co., Ltd.	696,000	994,210
* #	ZTE Corp.	68,800	329,926

TOTAL — CHINA			161,833,299

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
#	CEZ A.S.	381,144	28,266,227
	Komercni Banka A.S.	27,759	6,261,888
	Phillip Morris CR A.S.	954	431,259
	Telefonica 02 Czech Republic A.S.	230,085	7,004,128
*	Unipetrol A.S.	119,768	2,162,150
#	Zentiva NV	38,106	2,046,620

TOTAL — CZECH REPUBLIC			46,172,272

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	ELMU NYRT	185	31,368
	Magyar Telekom Telecommunications P.L.C.	1,050,555	5,483,257
#	MOL Hungarian Oil & Gas NYRT	168,429	24,129,404

4

	OTP Bank NYRT	471,768	23,254,916
#	Richter Gedeon NYRT	39,896	8,875,123
* #	Tiszai Vegyi Kombinat NYRT	74,964	3,228,537

TOTAL — HUNGARY			65,002,605

INDIA — (13.4%)
COMMON STOCKS — (13.4%)
	Aban Offshore, Ltd.	16,521	1,914,585
	Adani Enterprises, Ltd.	51,000	1,029,076
	Aditya Birla Nuvo, Ltd.	47,172	1,873,709
	Alstom Projects India, Ltd.	32,043	762,201
	Ambuja Cements, Ltd.	1,452,686	5,480,084
	Amtek Auto, Ltd.	55,615	634,159
	Apollo Hospitals Enterprise, Ltd.	21,437	263,060
*	Arvind Mills, Ltd.	90,436	171,332
	Asea Brown Boveri India, Ltd.	202,695	7,977,067
	Ashok Leyland, Ltd.	621,735	705,569
	Asian Paints (India), Ltd.	81,536	2,044,534
	Aventis Pharma, Ltd.	8,241	206,134
	Axis Bank, Ltd.	349,044	8,201,449
	Bajaj Auto, Ltd.	102,119	6,990,660
	Bajaj Hindusthan, Ltd.	49,677	269,070
	Balrampur Chini Mills, Ltd.	41,380	107,062
	BEML, Ltd.	32,527	1,364,055
	Bharat Forge, Ltd.	174,384	1,387,658
	Biocon, Ltd.	87,444	1,264,260
	Cadila Healthcare, Ltd.	43,470	315,893
	Century Textiles & Industries, Ltd.	51,740	1,454,325
	Chennai Petroleum Corp., Ltd.	63,105	651,783
	Cipla, Ltd.	880,500	4,095,361
	Colgate-Palmolive (India), Ltd.	84,376	813,736
	Crompton Greaves, Ltd.	184,828	1,980,370
	Cummins India, Ltd.	135,892	1,451,939
	Dabur India, Ltd.	308,253	860,302
*	Dish TV India, Ltd.	304,209	633,078
	Divi’s Laboratories, Ltd.	31,510	1,283,809
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,781,537
	EIH, Ltd.	165,150	679,780
	Exide Industries, Ltd.	190,000	343,111
	Gammon India, Ltd.	46,112	648,726
	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,131,655
	Glenmark Pharmaceuticals, Ltd.	140,860	1,626,433
	Godrej Consumer Products, Ltd.	95,928	311,871
	Godrej Industries, Ltd.	124,636	884,759
	Great Eastern Shipping Co., Ltd.	110,304	1,377,447
	Great Offshore, Ltd.	27,576	635,921
	HCL Infosystems, Ltd.	86,934	505,979
	HCL Technologies, Ltd.	530,870	4,295,396
	HDFC Bank, Ltd.	386,733	16,882,649
	Hero Honda Motors, Ltd. Series B	286,616	5,252,638
	Hindustan Construction Co., Ltd.	40,914	208,598
	Hindustan Unilever, Ltd.	2,697,394	14,137,096
	ICICI Bank Sponsored ADR	629,447	38,087,838
	India Cements, Ltd.	94,232	705,226

5

	Indiabulls Financial Services, Ltd.	189,195	3,515,995
	Indian Hotels Co., Ltd.	644,960	2,186,472
	Industrial Development Bank of India, Ltd.	678,674	2,788,475
	Infosys Technologies, Ltd.	657,429	26,728,909
	ITC, Ltd.	3,899,423	18,668,764
	IVRCL Infrastructures & Projects, Ltd.	61,336	721,675
	Jaiprakash Associates, Ltd.	104,404	4,779,047
	Jammu & Kashmir Bank, Ltd.	20,547	381,096
	Jet Airways (India), Ltd.	19,348	407,662
	Jindal Steel & Power, Ltd.	20,902	7,147,888
	JSW Steel, Ltd.	106,526	2,709,365
	Jubilant Organosys, Ltd.	95,560	729,166
	Lakshmi Machine Works, Ltd.	3,903	320,698
	Larsen & Toubro, Ltd.	216,588	22,596,425
	Lupin, Ltd.	65,216	868,127
	Madras Cements, Ltd.	4,361	508,008
	Mahindra & Mahindra, Ltd.	267,561	4,961,090
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	2,588,389
	Maruti Suzuki India, Ltd.	162,177	4,143,114
*	Matrix Laboratories, Ltd.	95,511	528,366
	Moser Baer (India), Ltd.	88,443	609,625
	Motor Industries Co., Ltd.	24,968	2,928,645
	Nagarjuna Construction Co., Ltd.	37,276	297,424
	Nicholas Piramal India, Ltd.	76,008	586,588
	Nirma, Ltd.	91,336	548,822
	Pantaloon Retail India, Ltd.	58,580	985,564
	Patni Computer Systems, Ltd.	116,382	921,148
	Petronet LNG, Ltd.	97,953	256,994
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	204,121
	Ranbaxy Laboratories, Ltd.	411,794	4,031,775
	Raymond, Ltd.	35,367	375,874
	Reliance Capital, Ltd.	86,097	5,119,828
	Reliance Communications, Ltd.	1,721,955	29,353,112
	Reliance Energy, Ltd.	339,176	14,891,138
	Reliance Industries, Ltd.	1,772,347	128,087,323
*	Reliance Natural Resources, Ltd.	1,721,955	7,300,263
	Satyam Computer Services, Ltd.	772,898	8,571,894
	Sesa GOA, Ltd.	26,750	2,331,611
	Shree Cement, Ltd.	12,572	446,298
	Siemens India, Ltd.	142,115	6,509,929
	Sterling Biotech, Ltd.	83,096	329,966
	Sterlite Industries (India), Ltd. Series A	431,495	11,354,277
*	Sun Pharma Advanced Research Co., Ltd.	162,432	379,999
	Sun Pharmaceuticals Industries, Ltd.	162,432	4,524,633
	Tata Chemicals, Ltd.	130,261	1,031,794
	Tata Consultancy Services, Ltd.	504,652	12,989,422
	Tata Motors, Ltd.	408,049	7,595,959
	Tata Power Co., Ltd.	170,018	5,073,724
	Tata Steel, Ltd.	592,597	12,373,570
	Tata Tea, Ltd.	41,503	797,635
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	2,022,029
	Thermax, Ltd.	46,429	1,021,184
	Titan Industries, Ltd.	21,191	822,835
	TVS Motor Co., Ltd.	33,921	55,631
	Unitech, Ltd.	343,920	3,310,137

6

United Phosphorus, Ltd.	69,388	604,887
United Spirits, Ltd.	55,453	2,868,732
Videsh Sanchar Nigam, Ltd.	155,496	2,467,479
Wipro, Ltd.	440,456	5,132,831
* Wire & Wireless India, Ltd.	264,530	468,397
Wockhardt, Ltd.	38,730	377,774
Zee Entertainment Enterprises, Ltd.	529,060	3,819,682
* Zee News, Ltd.	239,188	400,813
TOTAL COMMON STOCKS		549,143,077

RIGHTS/WARRANTS — (0.0%)
* Tata Steel, Ltd. Preferred Rights 12/21/07	533,337	253,041
* Tata Steel, Ltd. Rights 12/21/07	118,519	1,561,310
TOTAL RIGHTS/WARRANTS		1,814,351

TOTAL — INDIA		550,957,428

INDONESIA — (2.3%)
COMMON STOCKS — (2.3%)
PT Astra Agro Lestari Tbk	456,500	1,245,640
PT Astra International Tbk	6,034,461	16,193,136
PT Bank Central Asia Tbk	7,630,000	5,807,695
PT Bank Danamon Indonesia Tbk	2,896,000	2,576,650
* PT Bank Pan Indonesia Tbk	280,000	19,840
PT Bumi Resources Tbk	4,150,000	2,514,585
PT Global Mediacom Tbk	1,100,000	125,719
PT Gudang Garam Tbk	2,150,500	1,932,154
PT Indocement Tunggal Prakarsa Tbk	1,210,000	997,952
PT Indofood Sukses Makmur Tbk	7,143,500	1,935,070
PT Indosat Tbk	7,961,500	7,158,870
PT International Nickel Indonesia Tbk	331,000	3,341,139
PT Kalbe Farma Tbk	6,800,000	886,711
PT Lippo Karawaci Tbk	91,754	16,433
PT Medco Energi International Tbk	2,396,000	1,388,441
* PT Panasia Indosyntec Tbk	75,100	3,206
PT Semen Gresik Tbk	6,541,000	4,178,130
PT Telekomunikasi Indonesia Tbk	33,437,640	36,221,136
PT Unilever Indonesia Tbk	7,142,500	5,069,824
PT United Tractors Tbk	2,206,000	2,661,766

TOTAL — INDONESIA		94,274,097

ISRAEL — (3.7%)
COMMON STOCKS — (3.7%)
Africa-Israel Investments, Ltd.	31,387	3,167,291
Bank Hapoalim B.M.	2,309,640	11,667,745
Bank Leumi Le-Israel	2,521,861	11,791,571
Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	5,543,691
Clal Industries, Ltd.	215,443	1,288,438
Clal Insurance Enterprise Holdings, Ltd.	42,165	1,221,987
Delek Automotive Systems, Ltd.	11,121	152,450
Delek Group, Ltd.	4,584	1,105,266
Discount Investment Corp.	66,100	2,175,591
Elbit Systems, Ltd.	56,043	3,187,396

7

*	First International Bank of Israel, Ltd. (6123804)	205,277	543,619
*	First International Bank of Israel, Ltd. (6123815)	48,660	663,907
	IDB Development Corp., Ltd. Series A	55,655	2,132,696
	IDB Holding Corp., Ltd.	36,578	1,355,352
	Israel Chemicals, Ltd.	1,410,154	15,071,451
	Koor Industries, Ltd.	22,390	1,717,619
*	Makhteshim-Agan Industries, Ltd.	843,283	7,191,519
	Migdal Insurance Holdings, Ltd.	600,593	1,025,972
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,564,502
	Ormat Industries, Ltd.	113,997	1,859,624
	Osem Investment, Ltd.	108,870	1,273,521
	Partner Communications Co., Ltd.	124,006	2,557,869
*	Strauss Group, Ltd.	55,697	804,802
	Teva Pharmaceutical Industries, Ltd.	173,280	7,762,281
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	59,001,976
	United Mizrahi Bank, Ltd.	384,693	2,942,467

TOTAL — ISRAEL			149,770,603

MALAYSIA — (4.3%)
COMMON STOCKS — (4.3%)
	Affin Holdings Berhad	747,600	577,521
*	Airasia Berhad	1,839,000	1,010,455
	Alliance Financial Group Berhad	1,164,400	1,034,167
	AmInvestment Group Berhad	406,882	447,198
	AMMB Holdings Berhad	2,343,431	2,806,846
	Asiatic Development Berhad	573,300	1,269,776
	Batu Kawan Berhad	170,000	511,258
	Berjaya Sports Toto Berhad	1,248,800	1,854,547
	Boustead Holdings Berhad	542,900	1,000,454
	British American Tobacco Berhad	295,300	3,533,021
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	14,474,335
	Digi.Com Berhad	767,162	5,883,504
	EON Capital Berhad	507,100	1,034,716
	Fraser & Neave Holdings Berhad	61,000	142,274
	Gamuda Berhad	2,662,000	3,480,726
	Genting Berhad	3,486,500	8,230,767
	Hong Leong Bank Berhad	1,607,150	2,988,634
	Hong Leong Financial Group Berhad	738,729	1,299,621
	IGB Corp. Berhad	917,900	629,826
	IJM Corp. Berhad	994,800	2,457,840
	IOI Corp. Berhad	5,861,295	11,829,513
	IOI Properties Berhad	151,300	616,905
	KLCC Property Holdings Berhad	778,600	832,749
	KNM Group Berhad	1,052,500	2,056,803
	Kuala Lumpur Kepong Berhad	1,120,500	5,277,539
	Lafarge Malayan Cement Berhad	626,280	984,175
*	Lion Diversified Holdings Berhad	368,500	211,416
	Magnum Corp. Berhad	1,487,600	1,462,464
	Malayan Banking Berhad	3,467,500	11,748,527
*	Malaysian Airlines System Berhad	1,205,467	1,764,071
	Malaysian Bulk Carriers Berhad	437,200	590,460
	Malaysian Pacific Industries Berhad	170,000	436,917
	MISC Berhad	3,003,132	8,724,397
	MMC Corp. Berhad	828,700	2,144,271

8

	Nestle (Malaysia) Berhad	229,200	1,736,266
	Oriental Holdings Berhad	241,300	474,441
*	Parkson Holdings Berhad	479,050	1,251,613
	Petronas Dagangan Berhad	813,400	2,088,314
	Petronas Gas Berhad	1,304,200	4,270,035
	Plus Expressways Berhad	3,046,800	3,026,697
*	Pos Malaysia & Services Holdings Berhad	460,300	369,828
	PPB Group Berhad	1,159,200	3,444,714
*	Proton Holdings Berhad	389,000	416,357
	Public Bank Berhad	1,550,201	4,933,498
	Resorts World Berhad	5,603,500	6,361,577
	RHB Capital Berhad	525,900	907,974
	Sarawak Energy Berhad	430,200	305,733
	Shell Refining Co. Federation of Malaysia Berhad	227,000	743,184
*	Sime Darby Berhad	3,961,961	12,953,357
	SP Setia Berhad	830,300	1,886,657
	Star Publications (Malaysia) Berhad	485,600	493,647
	Telekom Malaysia Berhad	2,832,800	9,119,132
	Tenaga Nasional Berhad	3,262,000	8,991,475
*	Time Dotcom Berhad	1,781,200	410,182
	Top Glove Corp. Berhad	111,600	194,485
*	Transmile Group Berhad	164,000	148,509
	UEM World Berhad	911,300	1,020,029
	UMW Holdings Berhad	364,533	1,628,635
	United Plantations Berhad	12,600	48,232
	YTL Corp. Berhad	1,578,966	3,734,901
	YTL Power International Berhad	3,141,412	2,455,226
	Zelan Berhad	353,400	617,294

TOTAL — MALAYSIA			177,379,685

MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
#	Alfa S.A.B. de C.V. Series A	640,590	4,169,781
#	America Movil S.A.B. de C.V. Series L	28,536,559	87,774,610
	America Movil S.A.B. de C.V. Series L ADR	376,240	23,198,958
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	2,455,671	11,594,504
#	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	12,416,114
	Cemex S.A.B. de C.V. Sponsored ADR	771,224	22,064,719
#	Coca-Cola Femsa S.A.B. de C.V. Series L	960,700	4,364,216
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	239,634
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	792
	Corporativo Fragua S.A.B. de C.V. Series B	21	126
*	Desc S.A. de C.V. Series B	123,968	119,337
* #	Dine S.A.B. de C.V.	123,968	125,019
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,870,635
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,118,006
* #	Empresas ICA S.A.B. de C.V.	103,950	615,171
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	7,307,530
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	4,135,633
	Gruma S.A.B. de C.V. Series B	90,406	283,547
#	Grupo Carso S.A.B. de C.V. Series A-1	2,014,232	7,072,664
	Grupo Continental S.A.B. de C.V.	358,600	761,419
#	Grupo Elektra S.A. de C.V.	126,080	3,051,581

9

#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,869,518
#	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	6,648,464
*	Grupo Gigante S.A.B. de C.V. Series B	117,282	292,466
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	1,011,700	5,657,914
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	224,644
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	19,560,179
#	Grupo Modelo S.A.B. de C.V. Series C	1,756,600	7,706,011
	Grupo Nutrisa S.A. de C.V.	129	132
*	Grupo Qumma S.A. de C.V. Series B	1,591	26
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	10,239,997
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,881,837
* #	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	3,161,776	4,177,052
#	Industrias Penoles S.A.B. de C.V.	324,600	7,778,199
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	3,998,982
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	5,509,128
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	6,633
*	Savia S.A. de C.V.	120,000	8,801
	Telefonos de Mexico S.A. de C.V. Series A	200,000	368,554
#	Telefonos de Mexico S.A.B. de C.V.	12,016,800	22,353,506
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,125,554
#	Vitro S.A.B. de C.V.	147,450	269,013
#	Wal-Mart de Mexico SAB de C.V. Series V	7,283,165	26,334,910

TOTAL — MEXICO			332,295,516

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	Aboitiz Equity Ventures, Inc.	3,075,000	495,871
	Ayala Corp. Series A	395,778	5,262,431
	Ayala Land, Inc.	15,942,618	5,773,873
	Banco de Oro- EPCI, Inc.	2,298,408	3,041,113
	Bank of the Philippine Islands	3,533,947	5,212,496
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	301,365
	Metro Bank & Trust Co.	1,587,735	2,030,353
	Petron Corp.	5,921,000	796,859
	Philippine Long Distance Telephone Co.	147,400	10,686,203
*	Pilipino Telephone Corp.	876,000	147,257
	SM Prime Holdings, Inc.	15,076,168	4,148,194
	Universal Robina Corp.	587,900	194,341

TOTAL — PHILIPPINES			38,090,356

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
	Agora SA	98,779	2,266,453
	Bank Millennium SA	1,173,378	6,096,683
	Bank Pekao SA	156,792	15,615,663
	Bank Przemyslowo Handlowy BPH SA	31,526	11,981,860
	Bank Zackodni WBK SA	70,914	6,730,031
*	Bioton SA	622,844	233,399
	Browary Zywiec SA	15,020	3,787,004
*	Cersanit SA	172,287	2,634,801

10

*	Getin Holdings SA	473,375	2,756,888
	Grupa Lotos SA	79,817	1,514,730
	Kredyt Bank SA	197,082	1,795,103
	Mondi Packaging Paper Swiecie SA	77,963	1,833,565
*	Netia Holdings SA	390,681	648,830
*	PBG SA	3,132	427,037
*	Polski Koncern Naftowy Orlen SA	472,958	10,023,770
	Telekomunikacja Polska SA	1,112,400	9,977,462
	TVN SA	205,099	2,072,538
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	74,729

TOTAL — POLAND			80,470,546

SOUTH AFRICA — (10.7%)
COMMON STOCKS — (10.7%)
	ABSA Group, Ltd.	500,878	9,388,252
#	African Bank Investments, Ltd.	733,060	3,771,427
	African Oxygen, Ltd.	354,545	1,783,411
	African Rainbow Minerals, Ltd.	184,031	4,021,351
#	Anglo American Platinum Corp., Ltd.	180,856	25,826,236
#	AngloGold Ashanti, Ltd.	402,684	19,882,727
	ArcelorMittal South Africa, Ltd.	573,955	11,684,042
	Aspen Pharmacare Holdings, Ltd.	430,278	2,276,561
	Aveng, Ltd.	643,654	5,450,877
	Barloworld, Ltd.	325,200	5,432,688
	Bidvest Group, Ltd.	429,926	7,585,964
	Discovery Holdings, Ltd.	956,753	3,919,660
	Exxaro Resources, Ltd.	114,491	1,751,387
	FirstRand, Ltd.	7,981,316	25,137,670
	Foschini, Ltd.	316,406	2,243,788
	Gold Fields, Ltd.	306,889	5,108,704
	Gold Fields, Ltd. Sponsored ADR	442,200	7,274,190
*	Harmony Gold Mining Co., Ltd.	416,418	4,412,448
	Impala Platinum Holdings, Ltd.	749,481	26,030,018
	Imperial Holdings, Ltd.	289,896	4,393,114
	Investec, Ltd.	276,298	2,936,487
	JD Group, Ltd.	238,923	1,899,036
	Kumba Iron Ore, Ltd.	132,643	5,260,272
#	Liberty Group, Ltd.	320,405	4,199,970
	Massmart Holdings, Ltd.	311,299	3,339,477
	MTN Group, Ltd.	2,592,990	52,413,646
	Murray & Roberts Holdings, Ltd.	426,289	6,046,452
	Nampak, Ltd.	796,643	2,587,605
	Naspers, Ltd. Series N	585,271	15,480,433
	Nedbank Group, Ltd.	565,855	11,232,453
	Network Healthcare Holdings, Ltd.	2,027,252	3,449,298
	Pick’n Pay Stores, Ltd.	654,640	3,528,002
	Pretoria Portland Cement Co., Ltd.	1,021,327	6,809,393
	Reunert, Ltd.	272,528	3,071,948
	Sanlam, Ltd.	3,763,590	12,917,445
	Sappi, Ltd.	243,332	3,348,116
	Sappi, Ltd. Sponsored ADR	99,500	1,354,195
	Sasol, Ltd. Sponsored ADR	1,029,100	52,010,714
	Shoprite Holdings, Ltd.	702,735	4,169,442
	Standard Bank Group, Ltd.	2,128,042	32,837,197

11

	Steinhoff International Holdings, Ltd.	1,363,005	3,826,682
	Sun International, Ltd.	138,020	2,892,075
	Telkom South Africa, Ltd.	710,238	15,248,752
	Tiger Brands, Ltd.	253,166	6,739,619
	Truworths International, Ltd.	711,817	2,998,256
#	Woolworths Holdings, Ltd.	1,313,650	2,994,759

TOTAL — SOUTH AFRICA			440,966,239

SOUTH KOREA — (10.3%)
COMMON STOCKS — (10.3%)
#	Amorepacific Corp.	3,527	2,916,638
	Cheil Industrial, Inc.	20,690	1,177,662
* #	CJ Cheiljedang Corp.	3,287	1,006,279
	CJ Corp.	5,599	470,979
	Daegu Bank Co., Ltd.	58,240	920,125
	Daelim Industrial Co., Ltd.	18,800	3,325,692
#	Daewoo Engineering & Construction Co., Ltd.	267,270	7,543,853
#	Daewoo International Corp.	45,870	1,890,006
#	Daewoo Securities Co., Ltd.	103,195	2,665,696
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	7,028,513
#	DC Chemical Co., Ltd.	6,626	2,017,608
	Dong Bu Insurance Co., Ltd.	22,580	1,150,206
* #	Doosan Corp.	8,040	1,987,037
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	4,424,365
#	Doosan Infracore Co., Ltd.	97,520	3,463,871
	GS Engineering & Construction Corp.	27,320	4,817,978
	GS Holdings Corp.	42,945	2,908,504
	Hana Financial Group, Inc.	112,261	5,299,303
*	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	1,269,641
#	Hanjin Heavy Industry Co., Ltd.	5,610	257,757
#	Hanjin Shipping Co., Ltd.	5,822	274,253
#	Hankook Tire Manufacturing Co., Ltd.	84,420	1,499,737
	Hanwha Chemical Corp.	8,050	192,529
	Hanwha Corp.	22,240	1,693,815
#	Hite Brewery Co., Ltd.	13,530	1,966,736
	Honam Petrochemical Corp.	1,553	204,199
* #	Hynix Semiconductor, Inc.	118,050	3,306,939
	Hyundai Department Store Co., Ltd.	7,630	936,377
	Hyundai Development Co.	37,270	3,352,390
#	Hyundai Heavy Industries Co., Ltd.	49,890	25,620,672
#	Hyundai Merchant Marine Co., Ltd.	24,600	1,115,461
	Hyundai Mipo Dockyard Co., Ltd.	6,322	2,206,899
	Hyundai Mobis	53,070	4,985,351
#	Hyundai Motor Co., Ltd.	122,979	9,286,803
#	Hyundai Securities Co., Ltd.	46,721	894,052
#	Hyundai Steel Co.	58,560	4,957,817
#	Kangwon Land, Inc.	150,410	3,802,841
#	KCC Corp.	7,410	4,317,412
* #	Kia Motors Corp.	263,640	2,915,866
	Kookmin Bank	161,175	11,657,107
	Kookmin Bank Sponsored ADR	117,300	8,504,250
	Korea Electric Power Corp.	295,290	12,436,859
#	Korea Exchange Bank	200,200	3,147,322
	Korea Gas Corp.	47,100	3,712,979

12

	Korea Investment Holdings Co., Ltd.	23,530	1,866,390
#	Korea Zinc Co., Ltd.	4,366	642,844
	Korean Air Co., Ltd.	3,896	329,253
#	KT Corp.	195,930	10,383,292
	KT Freetel, Ltd.	47,030	1,637,253
	KT&G Corp.	103,590	8,658,388
#	Kumho Industrial Co., Ltd.	10,764	787,342
	LG Chemical, Ltd.	36,776	3,937,623
#	LG Corp.	136,225	11,644,863
	LG Dacom Corp.	6,470	174,345
	LG Electronics, Inc.	88,910	9,283,159
#	LG Household & Healthcare Co., Ltd.	5,120	1,089,068
* #	LG Phillips LCD Co., Ltd.	106,110	5,996,564
	Lotte Confectionary Co., Ltd.	350	541,750
	LS Cable, Ltd.	8,728	1,005,425
* #	NCsoft Corp.	6,150	330,022
#	Pacific Corp.	2,152	391,711
	POSCO	46,060	29,288,012
	POSCO ADR	73,100	11,540,297
	Pusan Bank	73,990	1,160,000
	S1 Corp.	3,130	184,998
	Samsung Corp.	77,520	5,463,224
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,988,099
	Samsung Electronics Co., Ltd.	97,139	59,631,385
	Samsung Engineering Co., Ltd.	16,857	1,949,909
	Samsung Fire and Marine Insurance, Ltd.	27,229	6,784,286
#	Samsung Heavy Industries Co., Ltd.	126,000	5,802,849
#	Samsung SDI Co., Ltd.	24,812	1,711,596
#	Samsung Securities Co., Ltd.	33,780	3,312,854
	Samsung Techwin Co., Ltd.	28,393	1,424,614
	Shinhan Financial Group Co., Ltd.	190,952	10,377,421
#	Shinhan Financial Group Co., Ltd. ADR	19,900	2,164,722
#	Shinsegae Co., Ltd.	10,460	8,281,395
#	SK Co., Ltd.	21,194	4,973,779
*	Sk Energy Co., Ltd.	51,889	10,674,663
* #	SK Networks Co., Ltd.	111,390	2,987,894
	SK Telecom Co., Ltd.	56,085	15,104,718
#	S-Oil Corp.	47,310	4,415,039
#	STX Corp.	11,280	1,200,144
#	STX Shipbuilding Co., Ltd.	23,910	1,596,489
	Woongjin Coway Co., Ltd.	13,260	439,090
#	Woori Investment & Securities Co., Ltd.	67,386	1,770,252

TOTAL — SOUTH KOREA			422,457,400

TAIWAN — (8.4%)
COMMON STOCKS — (8.4%)
	Acer, Inc.	1,935,463	4,115,003
	Advanced Semiconductor Engineering, Inc.	2,906,808	2,975,238
	Advanced Semiconductor Engineering, Inc. ADR	151,600	762,548
	Advantech Co., Ltd.	336,427	803,347
	Asia Cement Corp.	2,245,937	3,290,478
	Asustek Computer, Inc.	2,693,723	8,503,056
	AU Optronics Corp.	5,013,298	9,837,490
	AU Optronics Corp. Sponsored ADR	227,496	4,456,647

13

	Catcher Co., Ltd.	249,116	1,538,954
	Cathay Financial Holdings Co., Ltd.	8,465,487	19,085,314
	Cathay Real Estate Development Co., Ltd.	692,000	340,887
	Chang Hwa Commercial Bank	3,763,796	2,227,797
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,459,450
	Cheng Uei Precision Industry Co., Ltd.	225,390	554,969
	Chi Mei Optoelectronic Corp.	4,619,528	6,243,185
	China Airlines	2,565,981	1,129,121
	China Development Financial Holding Corp.	8,525,392	3,389,055
	China Motor Co., Ltd.	1,190,196	927,127
	China Steel Corp.	8,142,745	10,828,881
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	4,465,190
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	2,178,692
*	CMC Magnetics Corp.	2,482,400	922,881
	Compal Communications, Inc.	270,270	608,984
	Compal Electronics, Inc.	2,763,112	3,215,758
	Delta Electronics Industrial Co., Ltd.	1,637,090	5,650,003
	D-Link Corp.	563,040	1,032,852
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,165,549
	Epistar Corp.	331,097	1,380,702
	Eternal Chemical Co., Ltd.	404,400	433,790
*	Eva Airways Corp.	2,660,444	1,067,389
	Evergreen Marine Corp., Ltd.	2,253,869	1,952,531
	Everlight Electronics Co., Ltd.	113,291	435,696
	Far East Textile, Ltd.	4,125,344	5,011,651
	Far Eastern Department Stores, Ltd.	110,000	132,232
*	Far Eastern International Bank	1,165,841	402,162
	First Financial Holding Co., Ltd.	5,023,209	3,801,738
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	13,897,530
	Formosa Plastics Corp.	4,721,167	12,898,971
	Formosa Taffeta Co., Ltd.	484,000	503,580
	Foxconn Technology Co., Ltd.	546,086	5,379,226
	Fubon Financial Holding Co., Ltd.	7,768,052	6,825,509
	High Tech Computer Corp.	386,227	7,223,720
	Hon Hai Precision Industry Co., Ltd.	5,183,007	33,371,280
	Hotai Motor Co., Ltd.	387,000	1,007,310
	Hua Nan Financial Holding Co., Ltd.	5,737,122	3,859,423
	Inventec Corp.	1,500,193	844,282
	Johnson Health Tech Co., Ltd.	84,000	179,288
	King Yuan Electronics Co., Ltd.	164,985	89,744
	Kinsus Interconnect Technology Corp.	210,100	754,148
	Largan Precision Co., Ltd.	81,855	1,060,473
	Lite-On Technology Corp.	1,438,205	2,511,511
* #	Macronix International ADR	9,399	47,487
	Macronix International Co., Ltd.	1,261,795	641,283
	Media Tek, Inc.	867,386	11,415,852
	Mega Financial Holding Co., Ltd.	9,477,535	5,865,068
	Mitac International Corp.	1,082,013	1,215,792
	Nan Ya Plastic Corp.	6,878,218	17,980,637
	Nanya Technology Co., Ltd.	3,664,634	1,969,766
*	Pacific Electric Wire & Cable Corp.	233,200	3,759
	Pan-International Industrial Corp.	196,525	465,958
	Phoenix Precision Technology Corp.	175,867	195,080
	Pou Chen Corp.	1,737,978	1,577,074
	President Chain Store Corp.	776,260	2,110,472

14

*	Qisda Corp.	1,183,990	1,243,814
	Quanta Computer, Inc.	3,113,430	4,706,671
	Realtek Semiconductor Corp.	269,396	992,376
	Richtek Technology Corp.	69,000	659,025
	Shin Kong Financial Holding Co., Ltd.	3,336,660	2,654,528
	Silicon Integrated Systems Corp.	1,007,400	406,382
	Siliconware Precision Industries Co., Ltd.	2,324,084	4,252,507
	SinoPac Holdings Co., Ltd.	4,399,033	1,817,605
	Sunplus Technology Co., Ltd.	240,591	371,136
	Synnex Technology International Corp.	700,331	1,857,971
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,620,949
*	Taiwan Business Bank	2,272,325	705,453
	Taiwan Cement Corp.	2,391,976	3,522,280
	Taiwan Cooperative Bank	1,263,160	941,128
	Taiwan Glass Industrial Corp.	1,176,915	1,234,180
	Taiwan Life Insurance Co., Ltd	242,000	411,752
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	42,022,052
*	Tatung Co., Ltd.	2,839,000	1,444,433
	Teco Electric & Machinery Co., Ltd.	250,000	133,211
	Transcend Information, Inc.	203,999	647,238
	Tung Ho Steel Enterprise Corp.	503,000	762,385
	U-Ming Marine Transport Corp.	648,860	1,737,695
	Uni-President Enterprises Corp.	2,663,801	3,469,960
	United Microelectronics Corp.	12,019,754	7,190,542
*	Via Technologies, Inc.	813,000	517,696
	Walsin Lihwa Corp.	2,278,539	1,000,010
	Wan Hai Lines Co., Ltd.	1,625,914	1,428,527
	Winbond Electronics Corp.	3,308,000	948,361
	Wintek Corp.	747,438	999,811
	Wistron Corp.	1,031,020	1,790,482
*	Ya Hsin Industrial Co., Ltd.	738,018	136,340
	Yageo Corp.	613,000	230,569
	Yang Ming Marine Transport Corp.	2,041,069	1,600,604
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,023,742
	Yulon Motor Co., Ltd.	1,239,250	1,259,875
	Zyxel Communication Corp.	315,070	458,391

TOTAL — TAIWAN			346,420,251

THAILAND — (1.5%)
COMMON STOCKS — (1.5%)
#	Advance Info Service PCL (Foreign)	2,764,500	7,554,952
	Aromatics (Thailand) PCL (Foreign)	906,200	1,726,860
	Bangkok Bank PCL (Foreign)	650,000	2,208,435
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	4,268,055
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	589,243
	Bangkok Expressway PCL (Foreign)	250,000	168,402
	Bank of Ayudhya PCL (Foreign) NVDR	2,779,900	2,258,579
*	Bank of Ayudhya PCL (Foreign) NVDR	258,000	209,617
	Banpu Coal Ltd.	24,100	310,440
#	Banpu PCL (Foreign)	132,000	1,762,730
	BEC World PCL (Foreign)	1,992,000	1,500,731
	Big C Supercenter PCL (Foreign) NVDR	25,000	32,314
#	Bumrungrad Hospital PCL (Foreign)	297,000	350,986
	C.P. Seven Eleven PCL (Foreign)	2,614,700	737,732

15

#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	523,106
	Central Pattana PCL (Foreign)	888,500	630,002
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,022,149
	Delta Electronics (Thailand) PCL (Foreign)	1,293,510	833,105
#	Hana Microelectronics PCL (Foreign)	387,400	247,222
*	Italian-Thai Development PCL	1,617,400	377,501
	Kasikornbank PCL (Foreign)	1,860,300	4,726,665
	Kasikornbank PCL (Foreign) NVDR	164,500	417,963
	Krung Thai Bank PCL (Foreign)	10,520,070	3,139,160
#	Land & Houses PCL (Foreign)	2,130,310	541,271
	Land and Houses PCL (Foreign) NVDR	3,647,800	797,510
	Precious Shipping PCL	559,500	454,576
	Precious Shipping PCL (Foreign) NVDR	320,400	260,315
	PTT Chemical PCL (Foreign)	851,560	3,019,047
#	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	2,024,551
	Sahaviriya Steel Industries PCL (Foreign)	6,094,000	158,438
#	Siam Cement PCL (Foreign) (6609906)	270,000	1,882,562
	Siam Cement PCL (Foreign) (6806387)	257,213	1,763,008
	Siam Commercial Bank PCL (Foreign)	1,784,166	4,533,223
#	Siam Makro PCL (Foreign)	112,500	320,740
	Thai Oil PCL (Foreign)	1,175,600	2,986,974
	Thai Union Frozen Products PCL (Foreign)	1,947,520	1,311,868
	Thanachart Capital PCL (Foreign)	890,550	378,873
	The Siam Cement PCL (Foreign)	377,100	2,562,464
#	Thoresen Thai Agencies PCL (Foreign)	276,000	419,942
*	TMB Bank PCL (Foreign)	15,028,781	643,821
	TPI Polene PCL (Foreign)	812,200	319,145
* #	True Corp. PCL (Foreign)	3,537,200	679,276
TOTAL COMMON STOCKS			60,653,553

RIGHTS/WARRANTS — (0.0%)
*	TMB Bank PCL (Foreign) Rights 12/20/07	7,425,720	10,969
*	True Corp. PCL (Foreign) Rights 03/31/09	1,444,563	—
TOTAL RIGHTS/WARRANTS			10,969

TOTAL — THAILAND			60,664,522

TURKEY — (3.3%)
COMMON STOCKS — (3.3%)
	Akbank T.A.S.	2,662,780	19,122,576
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	464,462
	Aksigorta A.S.	177,399	1,094,038
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	690,222	7,275,789
	Arcelik A.S	289,702	1,990,673
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	2,837,076
*	Dogan Yayin Holding A.S.	542,814	2,321,410
	Enka Insaat ve Sanayi A.S.	565,775	9,071,418
	Eregli Demir ve Celik Fabrikalari Turk A.S.	706,316	5,804,283
	Ford Otomotiv Sanayi A.S.	226,033	2,358,504
*	Koc Holding A.S. Series B	1,029,108	5,163,982
	Migros Turk A.S.	120,891	2,119,355
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	455,463
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	7,460,704
*	Turk Ekonomi Bankasi A.S.	202,536	491,594

16

	Turk Sise ve Cam Fabrikalari A.S.	1,020,678	1,966,727
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,820,211
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	4,008,044
	Turkiye Garanti Bankasi A.S.	3,760,431	32,752,648
	Turkiye Is Bankasi A.S.	2,860,249	18,320,737
*	Yapi ve Kredi Bankasi A.S.	2,490,312	9,187,476

TOTAL — TURKEY			137,087,170

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $14,700,000 FNMA 6.50%, 08/01/37, valued at $14,885,762) to be repurchased at $14,669,426	$14,664	14,664,000

SECURITIES LENDING COLLATERAL — (9.8%)
@	Repurchase Agreement, Bank of America Securities 4.63%, 12/03/07 (Collateralized by $100,023,188 FHLMC 6.000%, 08/01/37 & 7.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,303,980 FHLMC 5.000%, 12/01/37 & 5.921%(r), 07/01/37 & FNMA 6.000%, 11/01/37, valued at $102,000,001) to be repurchased at $100,038,583	100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $185,090,504 FHLMC, rates ranging from 4.434%(r) to 6.500%, maturities ranging from 11/01/34 to 09/01/37 & FNMA 5.890%(r), 07/01/17, valued at $155,899,376) to be repurchased at $152,901,497	152,843	152,842,525
@	Repurchase Agreement, HSBC Securities, Inc. 4.63%, 12/03/07 (Collateralized by $61,909,838 FHLMC 6.500%, 10/01/22 & FNMA, rates ranging from 5.000% to 7.500%, maturities ranging from 04/01/09 to 10/01/37, valued at $51,000,782) to be repurchased at $50,019,292	50,000	50,000,000
TOTAL SECURITIES LENDING COLLATERAL			402,842,525

TOTAL INVESTMENTS - (100.0%) (Cost $2,100,595,802)			$4,105,632,432

See accompanying Notes to Financial Statements.

17

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	1,007	$1,578
	Banco Macro SA	159,411	384,969
*	Banco Suquia SA	76,789	11,844
*	Capex SA Series A	26,370	197,209
*	Carboclor SA	50,662	25,417
*	Celulosa Argentina SA Series B	8,473	13,862
*	Central Puerto SA Series B	61,000	111,957
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	374,664
	Dycasa SA Series B	23,052	32,252
*	Endesa Costanera SA Series B	50,000	69,332
	Ferrum SA de Ceramica y Metalurgica Series B	32,699	39,230
	Fiplasto SA	18,000	12,059
*	Grupo Estrella SA Series B	30,460	13,668
	Importadora y Exportadora de la Patagonia Series B	24,999	190,851
	Introductora de Buenos Aires SA Series A	9,832	4,488
*	IRSA Inversiones y Representaciones SA	379,635	567,824
*	Juan Minetti SA	131,531	104,514
	Ledesma S.A.A.I.	387,128	542,842
*	MetroGas SA Series B	90,000	40,384
*	Polledo SA Industria Constructora y FinancierA	88,891	15,650
	Solvay Indupa S.A.I.C.	440,500	536,696

TOTAL — ARGENTINA			3,291,290

BRAZIL — (10.0%)
COMMON STOCKS — (1.6%)
	Acos Villares SA Avil	120,000	53,551
	ArcelorMittal Inox Brasil SA	4,290	215,374
	Cia de Saneamento do Parana	151,000	235,003
*	Eleva Alimentos SA	101,900	1,402,283
	Energias do Brazil SA	8,202	122,845
	Eternit SA	290,970	1,035,527
*	Gradiente Electronica SA	2,600	18,274
*	IdeiasNet SA	205,300	996,324
	Industrias Romi SA	12,600	154,557
*	M&G Poliester SA	640,780	64,339
*	Mangels Industrial SA	7,300	156,286
	Metalurgica Gerdau SA	2,907	110,478
	Perdigao SA	311,716	7,497,737
#	Perdigao SA ADR	71,200	3,399,088
	Sao Paulo Alpargatas SA	5,100	475,093
	Weg SA	890,600	12,027,348
TOTAL COMMON STOCKS			27,964,107

1

PREFERRED STOCKS — (8.4%)
	ArcelorMittal Inox Brasil SA	124,376	5,954,812
	Banco Mercantil do Brasil SA	130,000	51,124
*	Bardella SA Industrias Mecanicas	1,100	86,518
	Braskem SA Preferred A	146,000	1,282,702
#	Braskem SA Special Preferred A Sponsored ADR	301,000	5,372,850
	Centrais Electricas de Santa Catarina SA	80,900	1,890,841
	Companhai Energetica do Ceara Coelce Series A	128,000	1,574,385
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	21,800	719,836
	Companhia Brasileira de Petroleo Ipiranga SA	208,600	3,199,922
	Companhia de Tecidos Norte de Minas	184,142	1,048,748
	Companhia Paranaense de Energia-Copel Series B	478,800	7,438,266
	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	245,374
	Confab Industrial SA	634,253	2,069,716
	Distribuidora de Produtos de Petroleo Ipiranga SA	18,600	435,767
	Duratex SA	370,000	9,225,749
	Eletropaulo Metropolita SA Preferred A	69,600,000	4,778,473
*	Empressa Metropolitanade Aguas e Energia SA	24,000	156,635
	Energisa SA Prf NPV	27,760	164,606
	Forjas Taurus SA	203,700	1,360,121
	Fras-Le SA	20,200	78,875
	Globex Utilidades SA	42,468	947,576
	Gol Linhas Aereas Inteligentes SA	81,900	2,098,325
*	Industria de Bebidas Antarctica Polar SA	23,000	33,678
*	Inepar Industria e Construcoes SA	21,390	458,178
	Klabin SA	3,038,300	11,999,311
	Lojas Americanas SA	421,903	4,047,934
	Magnesita SA Series A	87,900,000	2,181,932
	Magnesita SA Series C	202,338	4,515
	Mahle-Metal Leve SA Industria e Comercio	28,666	511,693
	Marcopolo SA	506,800	2,176,806
	Metalurgica Gerdau SA	145,929	5,680,217
*	Net Servicos de Comunicacao SA	400,902	5,948,565
	Net Servicos de Comunicacao SA Preferred ADR	176,445	2,604,328
*	Paranapanema SA	119,150	1,555,257
	Petroquimica Uniao SA	32,400	269,292
	Randon e Participacoes SA	302,600	3,245,941
	Rasip Agro-Pastoril SA	51,000	19,914
	Refinaria Petroleo Ipiranga SA	61,500	1,689,560
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	338,874
	Sadia SA	1,138,000	7,020,851
	Sadia SA ADR	90,000	5,508,000
*	Santista Textil SA	16,400	236,298
	Sao Paulo Alpargatas SA	26,200	1,987,470
	Saraiva Livreiros Editores	59,000	1,118,983
*	Sharp SA Equipamentos Eletronicos	30,200,000	337
	Suzano Papel e Celullose SA	617,034	10,291,358
	Suzano Petroquimica SA	531,705	2,986,707
*	Tele Norte Celular Participacoes SA	10,990	143,452
	Telemig Celular Participacoes SA	86,801	2,423,378
	Ultrapar Participacoes SA	137,030	4,823,224
	Uniao de Industrias Petroquimicas SA Series B	2,060,709	2,505,910
*	Varig Participacoes Em Transportes	122,026	1,157
*	Varig Particpacoes Em Servicos	116,823	1,187

2

	Vivo Participacoes SA	660,412	3,919,665
	Votorantim Celulose e Papel SA	12,623	414,031
	Votorantim Celulose e Papel SA Sponsored ADR	149,200	4,956,424
	Whirlpool SA	301,516	655,945
TOTAL PREFERRED STOCKS			141,941,593

TOTAL — BRAZIL			169,905,700

CHILE — (1.3%)
COMMON STOCKS — (1.3%)
	Banmedica SA	1,355,107	1,767,706
	Cementos Bio-Bio SA	454,753	1,124,412
	Cintac SA	305,977	154,213
	Compania de Consumidores de Gas Santiago SA	69,187	341,867
*	Compania SudAmericana de Vapores SA	1,682,905	3,825,162
	CorpBanca SA	466,016,129	3,269,804
	Cristalerias de Chile SA	170,424	2,021,071
	Empresas Iansa SA	9,232,481	711,482
	Farmacias Ahumada SA	275,876	1,155,958
	Industrias Forestales SA	20,000	5,416
*	Madeco SA	14,534,460	1,824,456
*	Madeco SA Sponsored ADR	22,200	263,070
	Masisa SA	5,065,669	1,001,219
	Parque Arauco SA	1,284,368	1,523,117
	Soquimic Comercial SA	562,478	282,934
	Vina de Concha y Toro SA	1,256,613	2,734,769
	Vina de Concha y Toro SA Sponsored ADR	7,386	323,433
*	Vina San Pedro SA	40,113,498	376,517

TOTAL — CHILE			22,706,606

CHINA — (5.8%)
COMMON STOCKS — (5.8%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	26,381
#	AMVIG Holdings, Ltd.	889,100	1,257,174
* #	Anhui Expressway Co., Ltd.	674,000	529,067
* #	AviChina Industry and Technology Co., Ltd.	1,268,000	344,957
* #	Baoye Group Co., Ltd.	428,000	471,065
*	Beijing Capital Land, Ltd.	1,156,000	873,896
	Beijing Enterprises Holdings, Ltd.	96,000	484,686
* #	Brilliance China Automotive Holdings, Ltd.	5,606,000	1,184,316
* #	Byd Co., Ltd.	9,000	69,240
	Catic Shenzhen Holdings, Ltd.	324,000	247,328
	Chaoda Modern Agriculture	4,027,631	3,786,052
* #	China Aerospace International Holdings, Ltd.	2,404,700	426,263
	China Electric Manufacturing Co., Ltd.	694,900	310,063
#	China Everbright International, Ltd.	2,551,800	1,268,001
* #	China Foods, Ltd.	1,719,200	1,284,574
#	China Gas Holdings, Ltd.	3,051,500	1,396,202
#	China Green (Holdings), Ltd.	1,119,800	1,174,579
*	China Haidian Holdings, Ltd.	2,455,000	261,372
#	China Infrastructure Machinery Holdings, Ltd.	1,080,000	2,085,582
* #	China Mining Resources Group, Ltd.	7,433,900	715,845
*	China Pharmaceutical Group, Ltd.	2,108,000	835,412
#	China Power International Development, Ltd.	3,752,200	1,885,023

3

	China Rare Earth Holdings, Ltd.	2,050,300	526,119
#	China Shineway Pharmaceutical Group, Ltd.	460,200	331,442
	China State Construction International Holdings, Ltd.	514,000	889,115
	China Travel International Investment Hong Kong, Ltd.	5,244,000	3,530,050
#	China Yurun Food Group, Ltd.	1,546,000	2,550,949
* #	Chongqing Iron and Steel Co., Ltd.	736,000	374,713
*	CITIC 21CN Co., Ltd.	4,363,200	348,678
* #	CITIC Resources Holdings, Ltd.	4,634,000	2,850,876
	CNPC (Hong Kong), Ltd.	5,260,000	3,652,273
	Comba Telecom Systems Holdings, Ltd.	1,215,600	350,389
#	COSCO International Holdings, Ltd.	1,157,000	1,304,836
* #	Dalian Port (PDA) Co., Ltd.	1,170,000	881,993
	Digital China Holdings, Ltd.	443,800	303,111
#	Dynasty Fine Wines Group, Ltd.	1,528,600	625,818
*	Enerchina Holdings, Ltd.	1,881,945	93,003
*	First Tractor Co., Ltd.	432,000	279,197
* #	Founder Holdings, Ltd.	562,900	42,978
#	FU JI Food & Catering Services	466,800	1,171,372
#	Geely Automobile Holdings, Ltd.	7,146,900	952,564
	Global Bio-Chem Technology Group Co., Ltd.	4,331,400	1,181,944
* #	Golden Eagle Retail Group, Ltd.	1,806,000	1,965,134
*	Great Wall Motor Co., Ltd.	567,500	871,059
*	Great Wall Technology Co., Ltd.	442,000	142,424
	Guangdong Investment, Ltd.	5,758,000	3,346,828
*	Guangzhou Pharmaceutical Co., Ltd.	302,000	271,764
	GZI Transport, Ltd.	1,809,300	1,161,947
#	Hainan Meilan International Airport Co., Ltd.	331,000	469,248
*	Harbin Power Equipment Co., Ltd.	704,000	2,404,304
	Hengan International Group Co., Ltd.	79,000	345,362
#	HKC (Holdings), Ltd.	5,529,657	1,766,323
* #	Hunan Non-Ferrous Metal Corp., Ltd.	3,158,000	2,297,804
* #	Jingwei Textile Machinery Co., Ltd.	234,000	105,468
#	Li Ning Co., Ltd.	1,437,000	4,894,511
#	Lianhua Supermarket Holdings Co., Ltd.	284,000	415,313
* #	Lingbao Gold Co., Ltd.	430,000	264,155
#	Mingyuan Medicare Development Co., Ltd.	3,561,900	552,252
#	Minmetals Resources, Ltd.	1,166,000	795,714
*	Nanjing Panda Electronics Co., Ltd.	284,000	91,077
#	Neo-China Group (Holdings), Ltd.	1,454,025	1,372,946
*	Qingling Motors Co., Ltd.	1,700,000	375,511
* #	Semiconductor Manufacturing International Corp	37,858,000	3,596,520
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,436,000	310,084
* #	Shanghai Prime Machinery Co., Ltd.	796,000	294,090
*	Shenji Kunming Machine Tool Co., Ltd.	105,000	175,716
* #	Shenzhen Expressway Co., Ltd.	1,798,000	1,815,753
#	Shenzhen International Holdings, Ltd.	14,461,800	2,105,143
	Shenzhen Investment, Ltd.	3,646,000	2,804,637
*	Shenzhou International Group	1,095,000	493,160
	Shougang Concord International Enterprises Co., Ltd.	6,230,100	2,632,566
#	Sichuan Expressway Co., Ltd.	1,154,000	521,624
	SinoCom Software Group, Ltd.	1,439,200	270,633
#	Sinolink Worldwide Holdings, Ltd.	3,075,300	757,575
#	Sinopec Kantons Holdings, Ltd.	1,368,300	339,314
	Sinotrans, Ltd.	3,372,000	1,656,079
	Skyworth Digital Holdings, Ltd.	3,244,300	486,071

4

#	SRE Group, Ltd.	2,754,000	895,606
	Stone Group Holdings, Ltd.	2,446,000	260,328
* #	TCL Communication Technology Holdings, Ltd.	8,987,000	300,127
* #	TCL Multimedia Technology Holdings, Ltd.	8,168,700	495,582
* #	Tianjin Capital Environmental Protection	442,000	237,014
	Tianjin Development Holdings, Ltd.	1,197,800	1,407,140
* #	Towngas China Co., Ltd.	2,388,000	1,357,733
	TPV Technology, Ltd.	3,290,000	2,085,471
* #	Travelsky Technology, Ltd.	1,646,000	1,768,358
* #	Weiqiao Textile Co., Ltd.	1,081,500	1,603,599
*	Xiamen International Port Co., Ltd.	1,402,000	380,434
*	Xinao Gas Holdings, Ltd.	1,232,000	2,293,300
* #	Xiwang Sugar Holdings Co., Ltd.	1,138,000	396,284
*	Zhejiang Glass Co., Ltd.	441,000	492,635
TOTAL COMMON STOCKS			99,300,218

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/30/09	508,860	26,143

TOTAL — CHINA			99,326,361

HUNGARY — (0.5%)
COMMON STOCKS — (0.5%)
*	Danubius Hotel & Spa NYRT	47,091	2,463,053
	Egis Gyogyszergyar NYRT	10,308	1,166,828
*	Fotex NYRT	299,751	1,513,136
* #	Pannonplast NYRT	197,205	1,670,215
*	RABA Automotive Holding NYRT	102,964	1,142,713
* #	Synergon Information Systems	37,006	362,219
	Zwack Unicum NYRT	1,100	103,793

TOTAL — HUNGARY			8,421,957

INDIA — (11.6%)
COMMON STOCKS — (11.6%)
*	3M India, Ltd.	4,899	246,391
*	Abhishek Industries, Ltd.	216,492	121,604
	Adani Enterprises, Ltd.	18,340	370,064
	Adlabs Films, Ltd.	66,472	1,619,340
	Ador Welding, Ltd.	17,588	100,119
*	Aftek, Ltd.	125,900	220,829
*	Agro Tech Foods, Ltd.	39,674	190,046
	Alembic, Ltd.	329,290	737,066
	Alfa Laval (India), Ltd.	7,075	178,034
	Alok Industries, Ltd.	315,146	600,497
	Ansal Properties & Infrastructure, Ltd.	196,315	1,226,929
	Apollo Hospitals Enterprise, Ltd.	124,821	1,531,717
	Apollo Tyres, Ltd.	880,050	927,594
*	Aptech, Ltd.	69,254	661,453
*	Arvind Mills, Ltd.	279,573	529,654
	Asahi India Glass, Ltd.	319,030	812,688
	Ashapura Minechem, Ltd.	134,220	1,132,641
	Asian Electronics, Ltd.	47,354	479,721
	Asian Hotels, Ltd.	26,208	424,937

5

	Astra Microwave Products, Ltd.	130,514	402,527
	Aurobindo Pharma, Ltd.	108,294	1,365,911
	Automotive Axles, Ltd.	19,185	234,917
*	Avaya GlobalConnect, Ltd.	27,160	168,686
	Aventis Pharma, Ltd.	23,466	586,960
	Aztecsoft, Ltd.	76,802	96,545
	Bajaj Auto Finance, Ltd.	54,772	457,379
	Bajaj Hindusthan, Ltd.	81,444	441,132
	Balaji Telefilms, Ltd.	131,073	1,141,698
	Ballarpur Industries, Ltd.	340,543	1,315,180
	Balmer Lawrie & Co., Ltd.	23,290	353,675
	Balrampur Chini Mills, Ltd.	876,659	2,268,176
	Bank of Maharashtra, Ltd.	660,031	1,283,821
	Bank of Rajasthan, Ltd.	215,182	882,931
*	Bannari Amman Sugars, Ltd.	15,919	343,323
	BASF India, Ltd.	53,833	345,014
*	Bata India, Ltd.	86,199	492,171
	Berger Paints India, Ltd.	606,884	718,209
	Bharati Shipyard, Ltd.	50,252	907,384
	Bhushan Steel & Strips, Ltd.	82,431	2,810,667
	Birla Corp., Ltd.	190,628	1,662,602
	Blue Dart Express, Ltd.	16,011	243,166
	Blue Star, Ltd.	137,056	1,528,838
	BOC India, Ltd.	110,022	406,722
*	Bombay Burmah Trading Co.	10,000	192,629
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,464,663
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	705,779
	Bosch Chassis Systems India	17,108	150,297
	Britannia Industries, Ltd.	30,375	1,149,388
	Cadila Healthcare, Ltd.	65,306	474,574
*	Cambridge Solutions, Ltd.	130,152	279,290
	Carborundum Universal, Ltd.	152,175	659,070
	Ceat, Ltd.	110,159	547,141
	Century Enka, Ltd.	37,178	156,553
	CESC, Ltd.	164,998	2,627,081
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,342,874
*	Chemplast Sanmar, Ltd.	79,745	22,361
	Chennai Petroleum Corp., Ltd.	231,113	2,387,062
	Cholamandalam DBS Finance, Ltd.	42,010	218,828
	City Union Bank, Ltd.	50,425	300,655
	Clariant Chemicals (India), Ltd.	25,417	178,669
	CMC, Ltd.	29,521	732,267
	Coromandel Fertilisers, Ltd.	236,478	697,395
	Cranes Software International, Ltd.	182,944	564,357
	CRISIL, Ltd.	10,145	884,047
*	Dabur Pharma, Ltd.	244,393	443,212
	Dalmia Cement (Bharat), Ltd.	60,289	745,863
	DCM Shriram Consolidated, Ltd.	258,455	460,225
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	625,906
	Dhampur Sugar Mills, Ltd.	67,667	110,577
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,165,500
	E.I.D. - Parry (India), Ltd.	178,726	722,196
	Eicher Motors, Ltd.	51,963	567,132
	EIH, Ltd.	158,145	650,947
	Elder Pharmaceuticals, Ltd.	45,749	465,471

6

	Electrosteel Casings, Ltd.	384,060	813,065
	Elgi Equipments, Ltd.	112,237	206,089
	Esab India, Ltd.	31,753	347,859
*	Escorts, Ltd.	105,268	405,384
	Essel Propack, Ltd.	229,455	340,427
*	Eveready Industries (India), Ltd.	149,446	281,452
	Exide Industries, Ltd.	1,410,790	2,547,675
	FAG Bearings (India), Ltd.	26,817	425,326
	FDC, Ltd.	423,054	328,071
	Federal Bank, Ltd.	139,649	1,117,220
	Finolex Cables, Ltd.	253,437	582,929
	Finolex Industries, Ltd.	229,394	488,692
	Gammon India, Ltd.	141,799	1,994,897
	Geodesic Information Systems, Ltd.	144,811	693,985
	Geometric, Ltd.	103,884	189,413
	GHCL, Ltd.	194,236	819,666
	Gillette India, Ltd.	8,591	185,396
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	1,020,691
	Godfrey Phillips India, Ltd.	2,778	104,018
	Godrej Consumer Products, Ltd.	258,703	841,067
*	Goetze (India), Ltd.	60,504	212,859
	Graphite India, Ltd.	221,802	489,759
	Great Eastern Shipping Co., Ltd.	68,888	860,255
	Greaves Cotton, Ltd.	123,608	1,046,605
*	GTL Infrastructure, Ltd.	516,486	701,097
	GTL, Ltd.	258,243	1,637,084
	Gujarat Alkalies & Chemicals, Ltd.	135,835	693,178
	Gujarat Ambuja Exports, Ltd.	180,510	330,043
	Gujarat Fluorochemicals, Ltd.	82,480	1,442,713
	Gujarat Gas Co., Ltd.	85,660	749,199
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	1,058,541
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	862,098
	H.E.G., Ltd.	76,619	826,467
	HCL Infosystems, Ltd.	280,963	1,635,281
	Helios & Matheson Information Technology, Ltd.	30,779	80,656
	Hexaware Technologies, Ltd.	234,745	460,837
	Hikal, Ltd.	17,498	186,754
*	Himachal Futuristic Communications, Ltd.	1,315,900	921,592
	Himatsingka Seide, Ltd.	115,558	291,180
	Hinduja Ventures, Ltd.	36,075	521,977
	Hindustan Construction Co., Ltd.	512,201	2,611,429
*	Hindustan Motors, Ltd.	280,005	291,867
*	Hindustan Oil Exploration Co., Ltd.	124,222	448,062
	Hindustan Sanitaryware & Industries, Ltd.	69,904	122,471
	Honeywell Automation India, Ltd.	6,781	358,438
	Hotel Leelaventure, Ltd.	852,415	1,403,708
	HTMT Global Solutions, Ltd.	36,075	443,195
	ICI India, Ltd.	50,985	737,759
	iGate Global Solutions, Ltd.	46,346	466,370
	India Glycols, Ltd.	47,189	501,352
	Indo Rama Synthetics (India), Ltd.	136,867	179,976
*	Indoco Remedies, Ltd.	12,300	92,364
	IndusInd Bank, Ltd.	447,357	1,346,423
	Infomedia India, Ltd.	23,790	119,759
	Infotech Enterprises, Ltd.	87,418	680,035

7

	Ipca Laboratories, Ltd.	55,746	845,696
*	Ispat Industries, Ltd.	930,933	1,219,694
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	222,415
	Jain Irrigation Systems, Ltd.	111,368	1,744,803
	Jammu & Kashmir Bank, Ltd.	87,581	1,624,410
	JBF Industries, Ltd.	99,101	397,366
	Jindal Poly Films, Ltd.	29,404	179,091
	Jindal Saw, Ltd.	86,416	1,859,203
	Jindal Stainless, Ltd.	232,194	1,285,712
	JK Tyre and Industries, Ltd.	50,801	164,428
	Jubilant Organosys, Ltd.	91,504	698,217
	Jyoti Structures, Ltd.	135,753	987,799
	K.S.B. Pumps, Ltd.	15,895	185,699
	Kajaria Ceram	52,155	34,216
	Karnataka Bank, Ltd.	198,190	1,055,263
	Karur Vysya Bank, Ltd.	103,349	891,137
	KEC International, Ltd.	50,258	972,645
	Kesoram Industries, Ltd.	83,108	1,171,508
#	Kingway Brewery Holdings, Ltd.	1,595,800	351,075
	Kirloskar Oil Engines, Ltd.	374,592	1,498,167
	KPIT Cummins Infosystems, Ltd.	141,710	455,878
	Lakshmi Machine Works, Ltd.	5,560	456,849
	Lanxess ABS, Ltd.	23,441	116,297
	LIC Housing Finance, Ltd.	148,431	1,286,357
	Macmillan India, Ltd.	8,169	43,694
	Madras Cements, Ltd.	1,770	206,185
	Maharashtra Scooters, Ltd.	4,550	37,109
	Maharashtra Seamless, Ltd.	99,628	1,262,848
	Mahindra Lifespace Developers, Ltd.	56,900	809,216
	Mahindra Ugine Steel Co., Ltd.	21,140	45,068
	Mangalam Cement, Ltd.	49,704	242,890
	Marico, Ltd.	1,201,360	1,975,820
	Mastek, Ltd.	66,016	468,556
*	Matrix Laboratories, Ltd.	400,039	2,213,011
*	MAX India, Ltd.	261,485	1,523,889
*	Megasoft, Ltd.	21,301	67,381
	Mercator Lines, Ltd.	350,017	1,106,458
	Merck, Ltd.	20,256	197,752
	Micro Inks, Ltd.	11,233	104,231
	MIRC Electronics, Ltd.	233,585	168,926
	Monnet Ispat, Ltd.	67,091	686,036
	Monsanto India, Ltd.	11,378	429,070
	Moser Baer (India), Ltd.	372,370	2,566,692
	Motherson Sumi Systems, Ltd.	666,405	1,623,737
	Mphasis, Ltd.	214,746	1,541,958
	MRF, Ltd.	7,798	1,386,825
	Mukand, Ltd.	111,752	239,523
	Mukta Arts, Ltd.	1,572	6,638
*	Mysore Cements, Ltd.	274,729	354,943
	Nagarjuna Construction Co., Ltd.	309,858	2,472,350
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	1,510,248
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	29,970
	Nahar Spinning Mills, Ltd.	67,990	132,879
	Natco Pharma, Ltd.	42,713	144,055

8

	Navneet Publications (India), Ltd.	67,988	182,972
*	NELCO, Ltd.	40,558	124,393
*	Netflier Finco, Ltd.	16,933	15,967
	NIIT Technologies, Ltd.	114,330	645,935
	NIIT, Ltd.	340,635	1,243,494
	Nirma, Ltd.	28,800	173,054
	NOCIL, Ltd.	307,183	337,658
	Nucleus Software Exports, Ltd.	42,062	339,306
	OCL India, Ltd.	56,194	450,009
	Omax Autos, Ltd.	40,939	70,007
	Opto Circuits India, Ltd.	192,637	2,180,124
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	739,295
	Orient Paper and Industries, Ltd. (6660765)	22,817	396,336
	Orient Paper and Industries, Ltd. (B242XX9)	6,845	82,244
	Panacea Biotec, Ltd.	131,578	1,129,184
	Pantaloon Retail India, Ltd.	2,575	43,322
	Patel Engineering, Ltd.	97,383	1,876,449
	Petronet LNG, Ltd.	624,101	1,637,421
	Pfizer, Ltd.	71,204	1,172,208
	Pidilite Industries, Ltd.	481,710	2,378,155
	Polaris Software Lab, Ltd.	157,531	436,292
	Praj Industries, Ltd.	268,545	1,323,706
	Pricol, Ltd.	132,536	111,655
	Prism Cements, Ltd.	596,393	913,196
	PSL, Ltd.	63,467	800,851
	PTC India, Ltd.	264,901	992,043
*	Punjab Tractors, Ltd.	28,848	146,282
	Radico Khaitan, Ltd.	218,080	808,628
	Rain Calcining, Ltd.	269,093	376,962
	Rallis India, Ltd.	26,769	293,409
*	Rama Newsprint & Papers, Ltd.	83,017	60,326
	Raymond, Ltd.	98,113	1,042,728
	REI Agro, Ltd.	107,592	2,042,551
	Reliance Industrial Infrastructure, Ltd.	24,104	1,152,247
	Rico Auto Industries, Ltd.	202,391	216,356
	Rolta India, Ltd.	133,108	2,461,326
	Ruchi Soya Industries, Ltd.	371,710	973,871
*	Sakthi Sugars, Ltd.	61,507	111,106
*	Saregama India, Ltd.	27,039	189,662
*	SEAMEC, Ltd.	58,658	310,431
*	Selectron EMS India, Ltd.	9,432	—
	Shanthi Gears, Ltd.	79,510	170,785
	Shasun Chemicals & Drugs, Ltd.	54,483	94,399
*	Shree Precoated Steel, Ltd.	111,700	1,027,143
	Shriram Transport Finance Co., Ltd.	301,310	2,451,493
*	Shyam Telekink, Ltd.	470,508	52,476
*	Sical Logistics, Ltd.	41,648	249,254
	SKF India, Ltd.	95,810	1,064,460
*	Solectron Centum Electronics, Ltd.	18,865	87,946
	Sona Koyo Steering Systems, Ltd.	174,060	282,068
	Sonata Software, Ltd.	155,438	168,780
	South India Bank, Ltd.	189,050	844,248
	SREI Infrastructure Finance, Ltd.	186,033	867,637
	SRF, Ltd.	118,415	475,318
*	SSI, Ltd.	71,696	259,658

9

	Sterling Biotech, Ltd.	469,728	1,865,245
	Sterlite Technologies, Ltd.	95,694	707,316
	Strides Arcolab, Ltd.	64,472	428,514
	Subex, Ltd.	59,420	437,314
	Subros, Ltd.	109,780	125,950
	Sundaram-Clayton, Ltd.	3,890	71,200
	Sundram Fastners, Ltd.	465,052	589,670
	Supreme Industries, Ltd.	22,265	196,291
	Supreme Petrochem, Ltd.	144,830	103,650
*	Swaraj Engines, Ltd.	3,100	13,105
	Syndicate Bank	375,000	963,337
	Taj GVK Hotels and Resorts, Ltd.	83,666	331,764
	Tata Elxsi, Ltd.	67,874	446,213
	Tata Investment Corp., Ltd.	50,540	867,016
	Tata Metaliks, Ltd.	42,871	167,801
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	2,693,291
*	Tele Data Informatics, Ltd.	304,790	507,663
*	Teledata Marine Solutions, Ltd.	152,395	—
*	Teledata Technology Solution	152,395	—
	Texmaco, Ltd.	21,569	874,387
	Thomas Cook (India), Ltd.	99,630	182,673
	Torrent Pharmaceuticals, Ltd.	194,766	875,240
	Torrent Power, Ltd.	49,230	212,528
	Trent, Ltd.	18,895	250,175
	Tube Investments of India, Ltd.	338,984	583,188
	TVS Motor Co., Ltd.	419,055	687,256
	Unichem Laboratories, Ltd.	64,944	304,722
	Usha Martin, Ltd.	433,015	1,417,200
*	Uttam Galva Steels, Ltd.	127,929	172,854
	Vardhman Textiles, Ltd.	76,291	277,370
	Varun Shipping Co.	261,746	490,274
	Vesuvius India, Ltd.	12,502	79,653
*	Welspun India, Ltd.	92,659	209,656
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	3,101,415
	Wockhardt, Ltd.	52,983	516,798
	Wyeth, Ltd.	40,457	493,352
	Zensar Technologies, Ltd.	41,117	174,257
	Zuari Industries, Ltd.	55,762	487,822
TOTAL COMMON STOCKS			196,090,541

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	83,481

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	9,548	14,915
*	Federal Bank, Ltd. Rights 01/15/08	139,649	229,606
*	Hindustan Oil Exploration Co., Ltd. Rights 01/07/08	82,814	53,085
TOTAL RIGHTS/WARRANTS			297,606

TOTAL — INDIA			196,471,628

10

INDONESIA — (3.2%)
COMMON STOCKS — (3.2%)
	PT Apexindo Pratama Tbk	2,187,000	535,603
*	PT Asahimas Flat Glass Tbk	1,012,000	328,749
	PT Astra Graphia Tbk	4,549,000	273,563
*	PT Bakrie & Brothers Tbk	59,706,500	1,897,860
*	PT Bakrieland Development Tbk	42,469,250	2,797,703
	PT Bank Niaga Tbk	26,487,500	2,417,032
*	PT Bank Pan Indonesia Tbk	27,710,375	1,963,458
*	PT Batu Buana Tbk	77,715	1,098
	PT Berlian Laju Tanker Tbk	11,737,700	2,709,250
*	PT Bhakti Investama Tbk	24,551,100	2,823,217
*	PT Budi Acid Jaya Tbk	7,007,000	233,832
	PT Charoen Pokphand Indonesia Tbk	7,948,500	762,201
*	PT Ciputra Surya Tbk	4,402,000	364,598
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,802,751
*	PT Clipan Finance Indonesia Tbk	3,133,000	115,719
*	PT Davomas Adabi Tbk	41,920,000	1,011,355
*	PT Delta Dunia Petronda Tbk	6,110,000	813,381
*	PT Dynaplast Tbk	1,038,000	84,525
*	PT Energi Mega Persada Tbk	21,587,000	3,127,850
	PT Enseval Putera Megatrading Tbk	6,380,000	538,208
*	PT Ever Shine Textile Tbk	4,029,640	37,630
	PT Global Mediacom Tbk	7,250,000	828,605
*	PT Hanson International Tbk	5,038,000	37,381
*	PT Hero Supermarket Tbk	33,000	16,905
*	PT Holcim Indonesia Tbk	16,152,500	2,870,605
	PT Indofood Sukses Makmur Tbk	7,876,500	2,133,629
	PT Indo-Rama Synthetics Tbk	2,211,000	148,649
*	PT Intiland Development Tbk	2,097,400	196,505
	PT Jaya Real Property Tbk	1,967,500	308,451
	PT Kalbe Farma Tbk	25,654,238	3,345,279
*	PT Kawasan Industry Jababeka Tbk	43,401,000	909,264
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,868
	PT Lippo Karawaci Tbk	14,014,500	2,509,974
	PT Matahari Putra Prima Tbk	10,021,500	695,308
	PT Mayorah Indah Tbk	2,473,500	460,767
	PT Medco Energi International Tbk	4,344,000	2,517,274
	PT Mitra Adiperkasa Tbk	3,295,000	247,641
*	PT Modern Photo Tbk	40,000	2,775
	PT Mustika Ratu Tbk	193,000	5,792
*	PT Pakuwon Jati Tbk	315,000	13,328
*	PT Panasia Indosyntec Tbk	79,000	3,372
*	PT Panin Insurance Tbk	9,119,500	332,195
*	PT Panin Life Tbk	51,214,500	1,067,165
	PT Petrosea Tbk	15,000	9,899
*	PT Pioneerindo Gourmet International Tbk	29,000	1,238
*	PT Polychem Indonesia Tbk	7,963,500	158,276
*	PT Prasidha Aneka Niaga Tbk	84,000	722
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,279
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,317,043
	PT Samudera Indonesia Tbk	223,000	141,303
	PT Selamat Semp Tbk	1,920,000	75,816
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	687,328
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	668,815
	PT Summarecon Agung Tbk	10,342,266	1,200,347
*	PT Sunson Textile Manufacturer Tbk	2,325,500	99,274

11

*	PT Suparma Tbk	2,400,000	70,592
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,829
*	PT Surya Dumai Industri Tbk	3,298,500	126,730
*	PT Suryainti Permata Tbk	2,334,500	485,978
*	PT Suryamas Dutamakmur Tbk	125,000	3,011
	PT Tempo Scan Pacific Tbk	10,365,500	841,458
*	PT Texmaco Jaya Tbk	93,000	29,280
	PT Timah Tbk	1,549,500	4,153,894
	PT Trias Sentosa Tbk	9,198,400	176,726
	PT Trimegah Sec Tbk	9,961,000	357,168
	PT Tunas Ridean Tbk	3,328,000	457,922
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	26,143
*	PT Unggul Indah Cahaya Tbk	48,239	14,029
TOTAL COMMON STOCKS			54,398,415

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	149,338
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	483,000	9,536
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	1,126,125	8,473
*	PT Summarecon Agung Tbk Rights 06/21/10	738,733	18,922
TOTAL RIGHTS/WARRANTS			186,269

TOTAL — INDONESIA			54,584,684

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
*	Africa Israel Industries, Ltd.	2,031	204,204
	Alony Hetz Properties & Investments, Ltd.	229,186	980,932
*	Alvarion, Ltd.	185,133	1,829,113
*	American Israeli Paper Mills, Ltd.	8,541	502,495
	Analyst IMS Investment Management Services, Ltd.	19,892	340,568
*	AudioCodes, Ltd.	95,696	529,948
	Azorim Investment Development & Construction Co., Ltd.	85,573	1,313,665
	Baran Group, Ltd.	26,753	526,528
	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	47,576	443,882
	Blue Square-Israel, Ltd.	100,987	1,303,151
	Clal Industries, Ltd.	234,629	1,403,179
*	Compugen, Ltd.	11,938	20,935
	Dan Vehicle & Transportation DVT, Ltd.	52,579	474,331
	Danya Cebus, Ltd.	38,937	613,672
	Delek Automotive Systems, Ltd.	223,460	3,063,255
	Delek Drilling LP, Ltd.	1,333,958	843,424
*	Delta-Galil Industries, Ltd.	42,862	297,396
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	652,177
	Elbit Medical Imaging, Ltd.	37,507	2,121,213
*	Electra (Israel), Ltd.	9,403	1,561,608
*	Elron Electronic Industries, Ltd.	73,914	861,304
*	Feuchtwanger Investments, Ltd.	4,200	13
*	First International Bank of Israel, Ltd.	219,202	580,495
	FMS Enterprises Migun, Ltd.	23,637	925,051
*	Formula Systems, Ltd.	18,238	250,770
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,333,169

12

*	Granite Hacarmel Investments, Ltd.	19,200	47,062
*	Hamlet (Israel-Canada), Ltd.	32,984	396,965
*	Hot-Cable Systems Media, Ltd.	72,776	976,022
*	Housing & Construction Holding Co., Ltd.	1,033,771	2,270,741
	IBI Investment House, Ltd.	22,725	266,843
	Industrial Building Corp., Ltd.	541,431	1,526,651
	Israel Petrochemical Enterprises, Ltd.	60,196	735,160
*	Israel Salt Industries, Ltd.	100,478	720,823
	Ituran Location & Control, Ltd.	45,195	465,566
*	Jerusalem Oil Exploration, Ltd.	30,624	642,567
*	Knafaim Arkia Holdings, Ltd.	27,233	271,855
	Leader Holding & Investments, Ltd.	74,777	199,648
*	Magal Security Systems, Ltd.	18,398	133,176
*	Magic Software Enterprises, Ltd.	43,946	88,049
	Medtechnica, Ltd.	10,336	56,153
*	Metalink, Ltd.	32,556	165,531
*	Metis Capital, Ltd.	1,079	4,488
*	Middle East Tube Co., Ltd.	13,500	34,649
	Mivtach Shamir Holdings, Ltd.	20,802	578,728
*	Naphtha Israel Petroleum Corp.	484,656	309,716
*	Neto M.E. Holdings, Ltd.	10,537	420,019
*	NICE Systems, Ltd.	39,162	1,298,271
*	Nisko Industries, Ltd.	5,929	46,689
	O.R.T. Technologies, Ltd.	6,000	57,762
*	OCIF Investments and Development, Ltd.	5,002	165,973
*	Orckit Communications, Ltd.	29,519	205,657
	Osem Investment, Ltd.	70,950	829,951
*	Property and Building Corp., Ltd.	13,195	1,842,204
*	RADVision, Ltd.	36,193	421,490
*	Retalix, Ltd.	61,666	1,084,198
*	Scailex Corp., Ltd.	95,694	978,420
	Spectronix, Ltd.	9,752	44,615
	Suny Electronic Inc., Ltd.	41,300	138,017
	Super-Sol, Ltd. Series B	449,336	1,728,466
*	The Israel Land Development Co., Ltd.	55,310	478,226
*	Tower Semiconductor, Ltd.	248,882	388,137
* #	TTI Team Telecom International, Ltd. ADR	3,220	7,986
	Union Bank of Israel, Ltd.	120,682	620,180
	Urdan Industries, Ltd.	303,535	266,867
*	VeriFone Holdings, Inc.	1	15
	Ytong Industries, Ltd.	13,572	12,324

TOTAL — ISRAEL			43,902,338

MALAYSIA — (7.0%)
COMMON STOCKS — (7.0%)
	A&M Realty Berhad	130,000	37,829
	Acoustech Berhad	170,200	49,707
	Aeon Co. Berhad	511,300	1,514,624
*	Al-’Aqar KPJ REIT	22,939	6,716
*	AMBD Berhad	2,148,100	225,079
	Amway (Malaysia) Holdings Berhad	396,700	765,489
	Ancom Berhad	400,500	128,941
	Ann Joo Resources Berhad	1,322,850	1,007,124
*	Anson Perdana Berhad	10,000	134

13

	APM Automotive Holdings Berhad	215,100	149,026
	Asas Dunia Berhad	173,000	55,486
	Asia Pacific Land Berhad	1,888,600	294,118
	Bandar Raya Developments Berhad	1,190,200	1,143,232
	Batu Kawan Berhad	67,000	201,496
	Berjaya Corp. Berhad	6,834,500	2,263,442
*	Berjaya Corp. Berhad ICULS	5,706,561	1,000,705
	Berjaya Land Berhad	2,043,200	3,003,210
	Bernas Padiberas Nasional Berhad	1,478,200	948,581
*	Bimb Holdings Berhad	894,600	370,710
	Bolton Properties Berhad	674,600	221,616
	Boustead Holdings Berhad	1,587,100	2,924,702
	Boustead Properties Berhad	378,000	551,552
	Cahya Mata Sarawak Berhad	823,600	574,739
	Carlsberg Brewery Malaysia Berhad	943,100	1,234,823
	Cement Industries of Malaysia Berhad	405,000	811,431
	Chemical Co. of Malaysia Berhad	472,600	392,463
	Chin Teck Plantations Berhad	33,000	61,780
	Choo Bee Metal Industries Berhad	26,000	15,874
	Cycle & Carriage Bintang Berhad	15,000	11,589
*	Damansara Realty Berhad	1,962,200	190,958
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	58,245
	DNP Holdings Berhad	1,204,000	667,429
	DRB-Hicom Berhad	3,143,000	1,548,888
	Dreamgate Corp. Berhad	2,386,200	410,202
	Dutch Lady Milk Industries Berhad	125,700	475,228
	Eastern & Oriental Berhad (6468754)	1,095,600	774,717
	Eastern & Oriental Berhad (B19ZLW1)	36,000	21,721
	Eastern Pacific Industrial Corp. Berhad	526,100	381,925
	ECM Libra Avenue Berhad	2,398,877	633,485
	Edaran Otomobil Nasional Berhad	587,800	361,421
	Encorp Berhad	196,700	94,307
	Eng Kah Corp. Berhad	32,000	31,034
*	Equine Capital Berhad	423,300	244,219
	Esso Malaysia Berhad	420,600	298,222
	Faber Group Berhad	692,300	280,912
	Far East Holdings Berhad	61,500	109,114
*	Fountain View Development Berhad	808,200	52,847
	Fraser & Neave Holdings Berhad	382,000	890,959
	General Corp. Berhad	279,100	95,204
*	George Kent (Malaysia) Berhad	124,200	20,329
	GHL Systems Berhad	365,710	49,941
	Globetronics Technology Berhad	3,567,800	280,869
	Glomac Berhad	670,500	262,831
	Gold IS Berhad	279,600	196,087
*	Golden Plus Holdings Berhad	216,000	109,238
	Grand United Holdings Berhad	787,000	181,134
	Guiness Anchor Berhad	1,041,700	1,629,136
	GuocoLand (Malaysia) Berhad	1,359,800	1,335,043
	Hap Seng Consolidated Berhad	1,364,600	1,345,473
	HLG Capital Berhad	100,400	52,919
	Hock Seng Lee Berhad	202,060	316,176
	Hong Leong Industries Berhad	605,900	763,491
*	Hovid Berhad	1,624,000	190,610

14

	Hume Industries (Malaysia) Berhad	412,267	439,641
	Hunza Properties Berhad	500,400	412,413
	Hwang-DBS (Malaysia) Berhad	308,500	210,485
	IJM Plantations Berhad	1,555,900	1,386,450
*	Insas Berhad	1,642,200	294,796
	Integrated Logistics Berhad	544,300	194,849
*	Jaks Resources Berhad	1,077,000	388,544
	Java, Inc. Berhad	37	22
	Jaya Tiasa Holdings Berhad	516,390	543,008
*	Johan Holdings Berhad	190,600	14,840
	JT International Berhad	550,600	622,654
	K & N Kenanga Holdings Berhad	890,000	261,284
*	Karambunai Corp. Berhad	5,564,900	224,661
	Keck Seng (Malaysia) Berhad	622,400	862,647
	KFC Holdings (Malaysia) Berhad	562,000	1,166,047
	Kian Joo Can Factory Berhad	1,342,080	591,550
	Kim Hin Industry Berhad	52,000	20,758
	Kim Loong Resources Berhad	158,400	130,800
	KNM Group Berhad	1,173,700	2,293,652
	KPJ Healthcare Berhad	327,700	333,403
	KrisAssets Holdings Berhad	88,863	73,109
	KSL Holdings Berhad	688,649	315,970
*	Kub Malaysia Berhad	2,296,100	553,582
	Kuchai Development Berhad	87,100	27,247
	Kulim Malaysia Berhad	705,350	1,616,570
*	Kumpulan Europlus Berhad	1,268,800	219,963
*	Kumpulan Hartanah Selangor Berhad	1,269,800	333,545
*	Kurnia Asia Berhad	2,485,800	737,145
	Kwantas Corp. Berhad	171,800	396,254
	Ladang Perbadanan-Fima Berhad	235,900	280,386
*	Land & General Berhad	4,180,400	589,557
	Landmarks Berhad	2,156,300	1,933,842
*	LBS Bina Group Berhad	1,288,600	222,049
	Leader Universal Holdings Berhad	2,698,700	829,125
	Leong Hup Holdings Berhad	427,700	168,200
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,598,064
*	Lion Corp Berhad	800,300	187,925
	Lion Industries Corp. Berhad	1,870,400	1,210,634
	MAA Holdings Berhad	986,866	574,456
*	Malaysia Aica Berhad	48,200	9,217
	Malaysia Building Society Berhad	362,700	136,726
	Malaysian Bulk Carriers Berhad	822,350	1,110,624
	Malaysian Mosaics Berhad	71,460	27,514
	Malaysian Pacific Industries Berhad	339,500	872,548
*	Malaysian Resources Corp. Berhad	5,864,866	4,297,286
*	Mancon Berhad	12,000	3,103
	Manulife Insurance (M) Berhad	100,800	97,808
	Marco Holdings Berhad	2,835,400	125,986
*	Matrix International Berhad	504,000	85,858
	MBM Resources Berhad	322,366	304,496
*	Measat Global Berhad	176,800	86,853
	Media Prima Berhad	2,653,433	1,901,968
	Mega First Corp. Berhad	394,700	165,692
	Melewar Industrial Group Berhad	490,000	187,056
*	MEMS Technology Berhad	1,917,000	121,045

15

	Metro Kajang Holdings Berhad	138,900	58,352
*	Minho (M) Berhad	181,100	32,339
	MK Land Holdings Berhad	3,356,000	633,739
	MNRB Holdings Berhad	497,100	738,186
	MTD ACPI Engineering Berhad	601,000	353,435
	MTD Infraperdana Berhad	3,284,300	673,405
	Muhibbah Engineering Berhad	987,750	1,012,939
*	Mulpha International Berhad	4,921,650	2,173,733
	Multi-Purpose Holdings Berhad	457,000	280,816
	Naim Cendera Berhad	622,300	930,467
*	Naluri Berhad	1,571,300	331,464
*	Narra Industries Berhad	16,000	3,277
	NCB Holdings Berhad	1,147,200	1,004,268
	New Straits Times Press (Malaysia) Berhad	749,600	456,209
*	Nikko Electronics Berhad	36,600	3,911
	Notion VTEC Berhad	1,093,000	147,525
	NTPM Holdings Berhad	550,600	73,590
	NV Multi Corp. Berhad	430,900	88,907
*	NWP Holdings Berhad	112,000	8,322
	Nylex (Malaysia) Berhad	551,000	246,840
	OKS Property Holdings Berhad	6,786	1,930
	Oriental Holdings Berhad	107,500	211,365
	OSK Holdings Berhad	1,971,271	1,444,658
	OSK Ventures Interantional Berhad	8,700	4,645
	P.I.E. Industrial Berhad	140,100	203,441
	Pacificmas Berhad	219,900	215,878
*	Pan Malaysia Cement Works Berhad	766,600	55,050
*	Pan Malaysian Industries Berhad	2,778,000	75,764
	Panasonic Manufacturing Malaysia Berhad	157,184	523,822
*	Panglobal Berhad	14,000	7,864
	Paramount Corp. Berhad	24,000	16,912
	PBA Holdings Berhad	274,100	99,252
	Pelikan International Corp. Berhad	599,560	749,124
	PJ Development Holdings Berhad	1,394,900	345,290
*	Pos Malaysia & Services Holdings Berhad	510,000	409,760
*	Prime Utilities Berhad	3,000	326
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	170,803
	Puncak Niaga Holdings Berhad	796,420	1,119,851
	QL Resources Berhad	448,700	495,909
	QSR Brand Berhad	32,000	31,368
*	Ramunia Holdings Berhad	519,000	158,430
*	Ranhill Berhad	1,532,180	1,099,475
*	Ranhill Utilities Berhad	605,560	516,290
*	RB Land Holdings Berhad	1,445,000	1,108,910
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	385,930
	Sarawak Oil Palms Berhad	69,100	124,601
	Scientex Inc. Berhad	338,100	130,714
	Scomi Group Berhad	4,300,100	1,795,531
	Selangor Dredging Berhad	1,118,200	326,522
	Shangri-La Hotels (Malaysia) Berhad	273,200	197,145
	SHL Consolidated Berhad	277,400	166,427
*	Sime Darby Berhad	377,825	1,235,273
*	South East Asia Lumber, Inc. Berhad	702,000	87,666

16

	Southern Acids (Malaysia) Berhad	41,000	19,793
	Southern Steel Berhad	502,800	255,737
*	SPK Sentosa Corp. Berhad	274,000	62,298
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	438,400	445,665
*	Subur Tiasa Holdings Berhad	367,700	381,766
	Sunrise Berhad	959,720	979,724
*	Sunway City Berhad	943,500	1,383,980
*	Sunway Holdings, Inc. Berhad	2,059,000	1,122,916
	Supermax Corp. Berhad	708,700	461,808
	Suria Capital Holdings Berhad	726,800	640,191
	Ta Ann Holdings Berhad	475,680	974,095
	TA Enterprise Berhad	4,058,200	1,476,134
	Tahp Group Berhad	6,000	6,992
*	Talam Corp. Berhad	2,096,350	164,321
*	Tamco Corp. Holdings Berhad	83,000	22,443
	Tan Chong Motor Holdings Berhad	2,293,000	1,578,735
	Tasek Corp. Berhad	87,600	102,168
	TDM Berhad	355,500	163,145
*	Tebrau Teguh Berhad	1,655,500	502,840
	TH Group Berhad	907,000	210,905
	Thong Guan Industries Berhad	215,100	64,109
*	Time Dotcom Berhad	2,976,300	685,395
*	Time Engineering Berhad	1,980,100	348,299
	Top Glove Corp. Berhad	782,880	1,364,325
	Tradewinds (Malaysia) Berhad	371,600	494,334
*	Tradewinds Corp. Berhad	2,510,500	1,032,784
	Tradewinds Plantation Berhad	1,105,500	1,296,743
	TRC Synergy Berhad	54,000	34,547
	UAC Berhad	44,715	57,136
	Uchi Technologies Berhad	1,138,500	881,079
	UEM Builders Berhad	2,024,900	759,402
	Unico-Desa Plantations Berhad	2,414,775	743,051
	Unisem (M) Berhad	1,226,200	607,352
	United Malacca Rubber Estates Berhad	330,400	659,866
	United Malayan Land Berhad	13,000	8,484
	United Plantations Berhad	663,600	2,540,205
*	Utama Banking Group Berhad	720,800	425,601
	Utusan Melayu (Malaysia) Berhad	144,500	48,111
	VADS Berhad	165,800	281,566
	VS Industry Berhad	364,570	393,918
	Wah Seong Corp. Berhad	925,800	1,077,432
	WTK Holdings Berhad	1,218,000	819,656
	Yeo Hiap Seng (Malaysia) Berhad	56,760	29,829
*	YTL e-Solutions Berhad	3,546,600	603,251
	Yu Neh Huat Berhad	816,500	585,166
	Zelan Berhad	1,399,800	2,445,072
TOTAL COMMON STOCKS			118,124,458

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	12,623
*	Malayan United Industries Berhad A2	176,957	11,045
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	329
TOTAL PREFERRED STOCKS			23,997

17

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	205,471
*	Jotech Holdings Berhad Rights 11/12/12	517,914	6,157
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	1,230
*	OSK Holdings Berhad Warrants 04/05/09	1,696	126
*	Salcon Berhad Warrants 05/17/14	286,200	57,844
TOTAL RIGHTS/WARRANTS			270,829

TOTAL — MALAYSIA			118,419,284

MEXICO — (5.0%)
COMMON STOCKS — (5.0%)
	Consorcio ARA S.A.B. de C.V.	4,374,400	4,190,922
*	Consorcio Hogar S.A.B. de C.V. Series B	425,370	243,737
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	6,020,017
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	6,770,690
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	2,641,408
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,161
	Corporacion Moctezuma S.A.B. de C.V.	193,900	531,347
	Corporativo Fragua S.A.B. de C.V. Series B	31	185
*	Desc S.A. de C.V. Series B	222,767	214,445
*	Dine S.A.B. de C.V.	196,367	198,032
#	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	6,388,462
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	16,997
* #	Empresas ICA S.A.B. de C.V.	1,694,008	10,025,048
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,361,088
	Gruma S.A.B. de C.V. ADR	58,800	745,584
	Gruma S.A.B. de C.V. Series B	1,069,600	3,354,666
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	96,200	4,418,466
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	4,083,521
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,629,375
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,409,223
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,199,706
	Grupo Elektra S.A. de C.V.	118,220	2,861,341
	Grupo Herdez S.A.B. de C.V.	107,000	149,108
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	567,593
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	431,158
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,905,050
	Grupo Nutrisa S.A. de C.V.	188	193
	Grupo Posadas S.A. de C.V. Series L	199,000	310,154
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,738
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	369,984
*	Industrias CH S.A.B. de C.V. Series B	1,560,148	5,778,591
#	Industrias Penoles S.A.B. de C.V.	223,500	5,355,599
*	Promotora y Operadora de Infraestructura S.A. de C.V.	65,988	209,927
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,446
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	4,418
*	Savia S.A. de C.V.	610,700	44,791
#	TV Azteca S.A. de C.V. Series A	6,581,300	3,704,715
#	Vitro S.A.B. de C.V.	1,062,102	1,937,734
	Vitro S.A.B. de C.V. Sponsored ADR	89,607	489,254

TOTAL — MEXICO			85,566,874

18

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	A. Soriano Corp.	3,430,211	267,875
	Aboitiz Equity Ventures, Inc.	8,037,000	1,296,038
	Alaska Milk Corp.	1,404,000	158,095
*	Bacnotan Consolidated Industries, Inc.	168,681	53,556
*	Belle Corp.	20,937,000	555,605
*	Benpres Holdings Corp.	12,098,000	1,132,540
	Cebu Holdings, Inc.	2,284,000	198,930
	China Banking Corp.	1,500	23,659
*	Digital Telecommunications Phils., Inc.	20,973,000	635,753
	DMCI Holdings, Inc.	3,446,000	798,526
*	EEI Corp.	1,929,000	210,265
*	Empire East Land Holdings, Inc.	12,140,000	209,822
	Filinvest Development Corp.	4,664,500	710,407
*	Filinvest Land, Inc.	44,309,452	1,554,948
	First Philippines Holdings Corp.	1,200,800	1,821,625
	Ginebra San Miguel, Inc.	1,003,200	532,309
*	Global Equities, Inc.	3,968,308	173,782
*	House of Investments, Inc.	732,000	32,793
*	Ionics, Inc.	769,825	28,036
	Jollibee Food Corp.	840,000	979,166
*	Lepanto Consolidated Mining Co. Series B	2,598,750	32,805
*	Mabuhay Holdings Corp.	516,000	6,071
	Macroasia Corp.	2,617,500	281,776
	Manila Jockey Club, Inc.	163,277	17,177
*	Manila Mining Corp.	149,300,000	114,016
*	Metro Pacific Corp. Series A	1,827,193	88,850
*	Paxys, Inc.	1,464,400	236,049
	Petron Corp.	8,768,000	1,180,013
	Philex Mining Corp.	2,068,000	484,115
*	Philippine Bank of Communications	14,726	17,730
*	Philippine National Bank	1,290,093	1,354,878
*	Philippine National Construction Corp.	173,000	23,458
	Philippine Savings Bank	356,863	512,232
*	Philippine Stock Exchange, Inc.	4,200	103,357
*	PhilWeb Corp.	33,000,000	36,876
	Republic Glass Holding Corp.	507,500	20,881
*	RFM Corp.	4,757,868	77,564
	Rizal Commercial Banking Corp.	1,471,449	842,591
	Robinson’s Land Corp. Series B	2,065,870	890,587
	Security Bank Corp.	606,642	1,002,261
	Semirara Mining Corp.	266,900	290,497
	Shang Properties, Inc.	1,759,970	91,612
	SM Development Corp.	7,101,200	638,459
	Union Bank of the Philippines	145,852	149,179
*	Universal Rightfield Property Holdings, Inc.	1,062,000	695
	Universal Robina Corp.	3,633,015	1,200,958
*	Victorias Milling Co., Inc.	139,680	2,841
*	Vista Land & Lifescapes, Inc.	647,700	74,196
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			21,145,454

19

POLAND — (4.0%)
COMMON STOCKS — (4.0%)
	Agora SA	156,140	3,582,582
*	Alchemia SA	190,214	795,239
*	Amica Wronki SA	25,532	189,257
	Apator SA	24,153	227,983
	Asseco Poland SA	100,667	3,094,276
*	Boryszew SA	87,261	404,310
*	Budimex SA	75,333	2,311,196
*	Cersanit SA	201,781	3,085,855
	Debica SA	30,666	1,109,994
	Decora SA	9,066	127,633
*	Echo Investment SA	118,198	3,574,597
	Elektrobudowa SA	10,898	801,888
*	Elstar Oils SA	47,937	149,219
	Eurocash SA	140,686	619,601
	Fabryki Mebli Forte SA	55,216	137,612
*	Farmacol SA	61,368	966,530
*	Ferrum SA	309	1,212
	Grupa Kety SA	44,298	2,890,868
	Grupa Lotos SA	72,360	1,373,215
	Impexmetal SA	775,600	2,537,250
*	Koelner SA	25,516	342,845
*	Kroscienskie Huty Szkla Krosno SA	45,176	74,000
*	Lentex SA	30,128	390,023
*	LPP SA	2,416	2,356,887
*	MNI SA	253,024	421,260
	Mondi Packaging Paper Swiecie SA	15,912	374,225
*	Mostostal Export SA	408,285	824,840
	Mostostal Plock SA	3,877	152,011
	Mostostal Siedlce SA	1,138,694	4,387,086
*	Mostostal Warszawa SA	37,200	857,730
*	Mostostal Zabrze Holding SA	364,901	1,208,521
*	Netia Holdings SA	1,021,505	1,696,482
	NG2 SA	64,565	1,460,462
*	Ocean Company SA	8,530	415
*	Opoczno SA	17,409	344,983
	Orbis SA	161,652	3,954,838
*	PBG SA	16,567	2,258,852
*	Pekaes SA	24,538	118,767
	Pfleiderer Grajewo SA	52,123	1,065,932
	Polska Grupa Farmaceutyczna SA	39,991	1,354,479
*	Polski Koncern Miesny Duda SA	314,370	914,785
*	Praterm SA	7,576	148,737
	Prokom Software SA	65,251	3,467,471
*	Raciborska Fabryka Kotlow SA	265,220	1,167,712
	Sniezka SA	5,612	114,064
*	Stalexport SA	641,224	800,371
	Ster-Projekt SA	122,099	315,551
	Sygnity SA	33,221	430,764
*	Synthos SA	2,535,615	1,658,625
*	Vistula SA	232,490	1,302,995

20

	Zaklad Przetworstwa Hutniczego Stalprodukt SA	12,727	4,342,838
	Zaklady Tluszcowe Kruszwica SA	37,250	681,935
	Zelmer SA	11,580	286,495
TOTAL COMMON STOCKS			67,257,298

RIGHTS/WARRANTS — (0.0%)
*	Elektrobudowa Rights 12/31/07	10,898	—
*	Kroscienski Huty Szkla Krosno SA Rights	45,176	32,322
*	Optimus SA Rights	7,500	13,073
TOTAL RIGHTS/WARRANTS			45,395

TOTAL — POLAND			67,302,693

SOUTH AFRICA — (11.0%)
COMMON STOCKS — (11.0%)
	Adcorp Holdings, Ltd.	188,275	1,043,987
	Advtech, Ltd.	1,424,481	1,019,614
	Aeci, Ltd.	489,937	5,919,887
	Afgri, Ltd.	1,697,880	1,773,975
*	Aflease Gold, Ltd.	195,228	80,370
	African Oxygen, Ltd.	662,730	3,333,624
	African Rainbow Minerals, Ltd.	397,142	8,678,144
*	AG Industries, Ltd.	307,400	163,323
	Allied Electronics Corp., Ltd.	202,262	1,350,568
	Allied Technologies, Ltd.	196,345	2,034,205
	Amalgamated Appliance Holdings, Ltd.	447,721	209,236
	Argent Industrial, Ltd.	360,896	1,002,543
	Aspen Pharmacare Holdings, Ltd.	589,860	3,120,895
	AST Group, Ltd.	873,528	144,027
	Astral Foods, Ltd.	172,561	3,712,840
	Aveng, Ltd.	1,002,160	8,486,937
	AVI, Ltd.	1,371,851	4,108,523
	Bell Equipment, Ltd.	192,091	1,408,224
	Business Connexion Group	229,687	188,199
	Bytes Technology Group, Ltd.	323,480	856,148
	Capitec Bank Holdings, Ltd.	119,189	835,457
	Cashbuild, Ltd.	74,257	645,084
*	Caxton & CTP Publishers & Printers, Ltd.	813,024	2,075,687
	Ceramic Industries, Ltd.	31,493	758,908
	City Lodge Hotels, Ltd.	141,591	1,763,084
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	43,059
	Data Tec, Ltd.	676,451	3,572,034
	Datacentrix Holdings, Ltd.	375,906	259,056
*	Delta Electrical Industries, Ltd.	83,032	160,717
	Dimension Data Holdings P.L.C.	3,458,471	4,351,563
	Distell Group, Ltd.	317,735	2,877,964
	Distribution & Warehousing Network, Ltd.	452,561	1,245,962
	Dorbyl, Ltd.	38,250	60,998
*	Durban Roodeport Deep, Ltd.	1,267,728	1,063,701
	Ellerine Holdings, Ltd.	287,292	3,426,327
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	915,545
	Enviroserv Holdings, Ltd.	291,414	609,320
	Famous Brands, Ltd.	215,752	616,705

21

	Foschini, Ltd.	269,613	1,911,956
	Gold Reef Resorts, Ltd.	345,549	1,707,225
	Grindrod, Ltd.	1,331,239	4,800,459
	Group Five, Ltd.	396,982	3,297,032
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	3,501,729
	Hudaco Industries, Ltd.	67,696	845,703
	Hulamin, Ltd.	230,678	724,306
	Iliad Africa, Ltd.	295,164	669,494
	Illovo Sugar, Ltd.	692,815	2,515,097
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	62,555	497,207
	Johnic Communications, Ltd.	392,940	5,747,340
*	Johnnic Holdings, Ltd.	43,260	101,694
	Kap International Holdings, Ltd.	627,285	301,660
	Lewis Group, Ltd.	305,911	2,155,322
*	M Cubed Holdings, Ltd.	385,000	11,315
	Massmart Holdings, Ltd.	122,742	1,316,721
	Medi-Clinic Corp., Ltd.	737,399	2,498,869
*	Merafe Resources, Ltd.	4,526,666	1,386,488
	Metair Investments, Ltd.	583,301	1,211,513
*	Metorex, Ltd.	1,453,388	4,814,845
	Metropolitan Holdings, Ltd.	2,290,591	5,053,975
	Mr. Price Group, Ltd.	752,447	2,393,087
	Murray & Roberts Holdings, Ltd.	651,864	9,245,992
	Mustek, Ltd.	264,223	274,806
	Mvelaphanda Group, Ltd.	941,554	1,396,238
	Nampak, Ltd.	937,207	3,044,176
	New Clicks Holdings, Ltd.	1,364,572	3,278,927
#	Northam Platinum, Ltd.	717,854	4,695,679
	Nu-World Holdings, Ltd.	50,644	193,005
	Oceana Group, Ltd.	182,711	641,004
	Omnia Holdings, Ltd.	155,143	1,620,270
*	Palabora Mining Co., Ltd.	80,785	1,155,493
	Peregrine Holdings, Ltd.	681,138	2,040,098
*	Product Co.	65,013	—
	PSG Group, Ltd.	510,505	2,062,555
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	40,855
	Reunert, Ltd.	424,337	4,783,146
*	SecureData Holdings, Ltd.	339,582	98,498
	Sentula Mining, Ltd.	825,428	2,864,153
	Shoprite Holdings, Ltd.	335,452	1,990,292
	Spur Corp., Ltd.	267,501	412,037
	Sun International, Ltd.	163,962	3,435,665
	Super Group, Ltd.	1,808,648	3,117,141
	The Spar Group, Ltd.	655,748	5,467,000
*	Tiger Automotive, Ltd.	153,255	375,318
	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett	225,092	3,090,479
	Tourism Investment Corp., Ltd.	1,286,533	511,668
	Trans Hex Group, Ltd.	153,546	226,996
	Trencor, Ltd.	486,312	2,000,229
	Truworths International, Ltd.	923,492	3,889,856
	UCS Group, Ltd.	650,134	400,455
*	Value Group, Ltd.	321,111	101,718
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	3,061,833
TOTAL COMMON STOCKS			186,895,059

22

RIGHTS/WARRANTS — (0.0%)
*	Medi-Clinic Corp., Ltd. Rights 12/07/07	371,516	24,568

TOTAL — SOUTH AFRICA			186,919,627

SOUTH KOREA — (10.6%)
COMMON STOCKS — (10.6%)
#	Aekyung Petrochemical Co., Ltd.	7,150	316,732
* #	Anam Electronics Co., Ltd.	13,250	162,359
#	Asia Cement Manufacturing Co., Ltd.	3,603	245,986
	Asia Paper Manufacturing Co., Ltd.	8,880	145,366
#	AUK Corp.	8,160	26,942
	Baek Kwang Mineral Products Co., Ltd.	1,860	37,847
#	Bing Grae Co., Ltd.	9,540	398,673
	Bohae Brewery Co., Ltd.	2,680	79,755
#	Bong Shin Co., Ltd.	85,930	203,275
	Boo Kook Securities Co., Ltd.	7,410	260,080
#	Boryung Pharmaceutical Co., Ltd.	3,442	171,727
*	Brain Technology Industries Co., Ltd.	2,340	8,158
#	Bu Kwang Pharmaceutical Co., Ltd.	24,926	1,020,646
	BYC Co., Ltd.	710	163,458
	Byuck San Corp.	5,300	58,561
#	Byuck San Engineering and Construction Co., Ltd.	38,300	251,300
	Cambridge Members Co., Ltd.	2,280	59,444
* #	Capro Corp.	38,750	367,447
* #	Celrun Co., Ltd.	22,630	152,377
	Cheil Communications, Inc.	5,487	1,584,168
*	Cho Kwang Leather Co., Ltd.	10,640	89,960
	Cho Kwang Paint Co., Ltd.	12,070	37,467
	Choil Aluminum Manufacturing Co., Ltd.	8,700	96,224
	Chon Bang Co., Ltd.	130	6,646
#	Chong Kun Dang Pharmaceutical Corp.	11,531	254,300
* #	Choongwae Holdings Co., Ltd.	5,482	82,732
	Choongwae Pharmaceutical Corp.	4,808	259,878
	Chosun Refractories Co., Ltd.	2,210	228,974
#	Chungho Comnet Co., Ltd.	720	19,272
	Chunil Express Co., Ltd.	572	39,605
#	CJ CGV Co., Ltd.	19,000	272,985
* #	Comtec Systems Co., Ltd.	25,030	38,750
*	Cosmochemical Co., Ltd.	14,640	83,168
#	Crown Confectionery Co., Ltd.	1,360	146,341
#	Dae Chang Industrial Co., Ltd.	6,390	43,612
	Dae Dong Industrial Co., Ltd.	6,090	132,472
*	Dae Ho Corp.	543	77
#	Dae Hyun Co., Ltd.	51,280	44,386
* #	Dae Sang Corp.	34,350	481,003
#	Dae Won Kang Up Co., Ltd.	8,080	202,811
* #	Dae Young Packaging Co., Ltd.	147,692	73,207
#	Daeduck Electronics Co., Ltd.	68,417	430,232
#	Daeduck Industries Co., Ltd.	21,536	185,065
#	Daehan City Gas Co., Ltd.	11,541	496,951

23

#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	845,379
#	Daehan Flour Mills Co., Ltd.	2,110	433,760
*	Daehan Pulp Co., Ltd.	7,772	51,814
	Daehan Synthetic Fiber Co., Ltd.	1,750	287,362
#	Daekyo Co., Ltd.	9,840	945,358
* #	Daekyung Machinery & Engineering Co., Ltd.	3,750	190,058
	Daelim Trading Co., Ltd.	17,730	101,529
* #	Daerim Corp.	4,770	102,259
	Daesang Farmsco Co., Ltd.	13,210	26,838
#	Daesang Holdings Co., Ltd.	7,072	46,486
#	Daesung Industrial Co., Ltd.	6,130	1,356,400
	Daewon Pharmaceutical Co., Ltd.	4,560	56,113
* #	Daewoo Electronic Components Co., Ltd.	11,938	68,682
#	Daewoo Motor Sales Corp.	31,830	1,532,369
	Daewoong Co., Ltd.	6,546	263,492
#	Daewoong Pharmaceutical Co., Ltd.	9,470	947,047
	Dahaam E-Tec Co., Ltd.	2,200	76,220
#	Daishin Securities Co., Ltd.	68,700	2,294,081
#	Daiyang Metal Co., Ltd.	22,400	167,724
#	Daou Technology, Inc.	56,480	702,531
	DC Chemical Co., Ltd.	16,466	5,013,874
* #	DI Corp.	30,950	76,559
	Digital Power Communications Co., Ltd.	50,540	82,421
	Dong Ah Tire Industrial Co., Ltd.	22,245	193,312
	Dong IL Rubber Belt Co., Ltd.	12,158	40,342
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	627,320
* #	Dong Won Co., Ltd.	6,100	111,822
#	Dong-A Pharmaceutical Co., Ltd.	13,762	1,504,464
	Dongbang Agro Co., Ltd.	19,470	141,857
	Dongbang Transport Logistics Co., Ltd.	5,200	191,394
#	Dongbu Corp.	25,950	691,662
#	Dongbu HiTek Co., Ltd.	32,873	381,441
#	Dongbu Securities Co., Ltd.	35,668	456,403
#	Dongbu Steel Co., Ltd.	30,980	562,303
	Dong-Il Corp.	2,974	257,254
	Dongil Paper Manufacturing Co., Ltd.	3,770	67,340
	Dongkuk Steel Mill Co., Ltd.	54,797	2,909,470
	Dongsu Industrial Co., Ltd.	7,558	149,254
	Dongsung Chemical Co., Ltd.	5,720	86,427
#	Dongsung Pharmaceutical Co., Ltd.	4,190	53,352
#	Dongwon F&B Co., Ltd.	3,360	197,318
	Dongwon Industries Co., Ltd.	1,970	149,930
#	Dongwon Systems Corp.	138,447	531,796
	Dongyang Engineering & Construction Corp.	2,200	103,793
#	Dongyang Mechatronics Corp.	29,592	253,258
* #	Doosan Construction & Engineering Co., Ltd.	83,770	1,416,716
* #	Doosan Corp.	8,680	2,145,209
* #	DPI Co., Ltd.	8,565	93,423
#	Ducsung Co., Ltd.	12,680	43,323
* #	DuzonBIzon Co., Ltd.	29,690	57,757
#	E1 Corp.	7,720	1,100,904
*	Eagon Industrial Co., Ltd.	3,120	63,623
*	En Paper Manufacturing Co., Ltd.	23,440	80,142
	Enex Co., Ltd.	3,440	52,471
	e-Starco Co., Ltd.	59,320	43,389

24

#	F&F Co., Ltd.	21,060	110,090
#	Feelux Co., Ltd.	35,140	66,101
* #	First Fire & Marine Insurance Co., Ltd.	23,310	226,265
* #	Firstech Co., Ltd.	29,829	62,623
#	FNC Kolon Corp.	10,844	302,741
* #	Foosung Co., Ltd.	46,809	315,816
	Fursys, Inc.	13,170	330,348
#	Gaon Cable Co., Ltd.	4,470	222,873
#	GIIR, Inc.	14,410	192,252
#	Global & Yuasa Battery Co., Ltd.	12,280	80,907
	Green Cross Corp.	1,825	191,047
* #	Green Cross Corp.	2,050	200,826
* #	Green Fire Marine Insurance Co., Ltd.	4,250	98,648
#	Gwangju Shinsegae Co., Ltd.	1,820	280,402
#	Hae In Co., Ltd.	10,894	56,700
#	Halla Climate Control Corp.	106,070	973,813
#	Halla Engineering & Construction Corp.	13,160	409,681
#	Han All Pharmaceutical Co., Ltd.	34,948	205,450
#	Han Kuk Carbon Co., Ltd.	28,623	203,445
#	Han Yang Securities Co., Ltd.	12,760	223,684
	Handok Pharmaceuticals Co., Ltd.	12,760	268,204
	Handsome Corp.	44,050	582,731
#	Hanil Cement Manufacturing Co., Ltd.	8,558	924,775
	Hanil Construction Co., Ltd.	8,938	145,598
	Hanil E-Wha Co., Ltd.	38,970	108,782
	Hanil Iron & Steel Co., Ltd.	2,450	75,508
#	Hanjin Transportation Co., Ltd.	13,211	633,125
	Hankook Cosmetics Co., Ltd.	25,320	101,086
	Hankook Shell Oil Co., Ltd.	1,620	167,477
*	Hankook Synthetics, Inc.	550	57
#	Hankuk Glass Industries, Inc.	12,660	533,694
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	264,501
#	Hanmi Pharm Co., Ltd.	9,994	1,689,132
	Hansae Co., Ltd.	22,080	109,609
#	Hansol Chemical Co., Ltd.	12,170	118,640
#	Hansol CSN Co., Ltd.	65,160	157,154
#	Hansol LCD, Inc.	5,777	255,318
* #	Hansol Paper Co., Ltd.	53,310	1,045,157
#	Hanssem Co., Ltd.	22,380	146,528
* #	Hansung Enterprise Co., Ltd.	5,340	38,639
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	612,332
#	Hanwha Securities Co., Ltd.	43,380	950,342
	Hanwha Timeworld Co., Ltd.	5,120	85,700
* #	Heavy Industries	22,433	157,921
#	Heung-A Shipping Co., Ltd.	16,400	55,912
#	Hotel Shilla Co., Ltd.	60,958	1,670,916
*	HS R&A Co., Ltd.	6,360	82,486
#	Huchems Fine Chemical Corp.	31,846	757,737
* #	Huneed Technologies	7,121	71,384
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	45,474	450,578
#	Husteel Co., Ltd.	7,220	142,287
	Hwa Sung Industrial Co., Ltd.	12,520	201,393
	Hwacheon Machinery Works Co., Ltd.	2,200	42,347
#	Hwashin Co., Ltd.	22,220	79,542
#	Hyosung T & C Co., Ltd.	32,286	2,126,029

25

#	Hyundai Auton Co., Ltd.	106,880	710,248
	Hyundai Cement Co., Ltd.	10,020	437,278
* #	Hyundai Corp.	21,801	521,638
	Hyundai Department Store Co., Ltd.	6,000	736,338
#	Hyundai Department Store H & S Co., Ltd.	6,210	744,385
	Hyundai DSF Co., Ltd.	7,510	113,538
#	Hyundai Elevator Co., Ltd.	7,294	1,037,215
#	Hyundai Hysco	91,740	1,078,027
#	Hyundai Marine & Fire Insurance Co., Ltd.	103,080	2,307,119
	Hyundai Mobis	1,570	147,484
*	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	59,227
*	IB Sports, Inc.	14,500	105,470
* #	IHQ, Inc.	44,450	178,240
#	Il Dong Pharmaceutical Co., Ltd.	7,553	364,964
	Il Sung Construction Co., Ltd.	4,300	61,697
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,059,168
	Iljin Diamond Co., Ltd.	4,272	69,294
*	Iljin Display Co., Ltd.	2,568	37,365
#	Iljin Electric Co., Ltd.	43,730	402,808
* #	Ilkyung Co., Ltd.	22,850	13,708
	Ilshin Spinning Co., Ltd.	1,730	141,312
#	Ilsung Pharmaceutical Co., Ltd.	2,040	272,543
#	InziControls Co., Ltd.	14,290	79,165
#	ISU Chemical Co., Ltd.	7,920	98,454
#	IsuPetasys Co., Ltd.	39,800	58,749
#	Jahwa Electronics Co., Ltd.	16,460	106,217
	Jeil Mutual Savings Bank	7,990	67,735
	Jeil Pharmaceutical Co.	18,840	231,851
#	Jeonbuk Bank, Ltd.	49,872	451,662
#	Jinheung Mutual Savings Bank Co., Ltd.	17,919	107,183
	Joongang Construction Co., Ltd.	6,890	118,283
#	K.C. Tech Co., Ltd.	24,770	148,150
#	Keangnam Enterprises, Ltd.	21,654	1,026,233
* #	KEC Corp.	54,690	84,828
* #	KEC Holdings Co., Ltd.	18,229	45,300
* #	Kedcom Co., Ltd.	90,960	58,615
	Keyang Electric Machinery Co., Ltd.	40,210	120,632
#	KG Chemical Corp.	8,410	72,520
* #	KIRIN Co., Ltd.	61,710	72,160
#	KISWIRE, Ltd.	12,848	684,287
#	Kodenshi Korea Corp.	25,020	83,718
#	Kolon Engineering & Construction Co., Ltd.	21,890	282,728
* #	Kolon Industries, Inc.	23,890	992,021
#	Korea Cast Iron Pipe Co., Ltd.	26,090	141,166
* #	Korea Circuit Co., Ltd.	19,330	83,065
#	Korea Cottrell Co., Ltd.	13,330	180,658
#	Korea Development Co., Ltd.	14,820	403,860
#	Korea Development Leasing Corp.	4,545	206,475
	Korea Electric Terminal Co., Ltd.	14,990	309,817
#	Korea Export Packing Industries Co., Ltd.	3,990	53,016
* #	Korea Express Co., Ltd.	12,720	1,447,954
#	Korea Fine Chemical Co., Ltd.	2,776	271,027
#	Korea Flange Co., Ltd.	6,900	115,680
#	Korea Iron & Steel Co., Ltd.	14,150	1,213,089
#	Korea Kolmar Co., Ltd.	18,210	77,265

26

#	Korea Komho Petrochemical Co., Ltd.	26,400	1,991,035
#	Korea Line Corp.	8,700	2,046,587
	Korea Mutual Savings Bank	6,040	173,602
#	Korea Petrochemical Industry Co., Ltd.	10,960	734,995
#	Korea Polyol Co., Ltd.	3,250	203,128
#	Korea Reinsurance Co., Ltd.	110,464	1,579,457
* #	Korea Schnell Pharma Co., Ltd.	38,600	30,719
	Korea Zinc Co., Ltd.	10,994	1,618,741
#	Korean Air Terminal Service Co., Ltd.	3,350	196,570
	Korean French Banking Corp.	63,770	107,664
* #	KP Chemical Corp.	121,051	913,549
#	KPC Holdings Corp.	3,008	183,824
* #	KTB Network, Ltd.	59,730	752,128
#	Kukdo Chemical Co., Ltd.	8,450	243,843
*	Kukdong Corp.	26,380	38,693
	Kukdong Oil & Chemicals Co., Ltd.	3,623	42,251
	Kukje Pharm Ind. Co., Ltd.	12,950	52,563
	Kumbi Corp.	670	37,915
#	Kumho Electronics Co., Ltd.	7,221	256,399
#	Kumho Industrial Co., Ltd.	30,830	2,255,088
#	Kumho Investment Bank	9,640	94,332
#	Kumho Tire Co., Inc.	90,000	1,334,208
	Kumkang Industrial Co., Ltd.	5,810	89,782
	Kunsul Chemical Industrial Co., Ltd.	7,190	148,928
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	326,642
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	53,704
#	Kyeryong Construction Industrial Co., Ltd.	10,770	475,897
#	Kyobo Securities Co., Ltd.	44,300	785,557
	Kyung Dong Navien Co., Ltd.	1,740	43,474
* #	Kyungbang Co., Ltd.	1,100	228,023
#	Kyungdong City Gas Co., Ltd.	2,270	144,738
	Kyung-in Synthetic Corp.	2,110	35,161
	Kyungnam Energy Co., Ltd.	28,770	118,605
	Lee Ku Industrial Co., Ltd.	35,635	58,536
	LG Chemical, Ltd.	21,992	2,354,693
	LG Dacom Corp.	60,620	1,633,504
#	LG Fashion Corp.	26,035	908,418
#	LG Household & Healthcare Co., Ltd.	2,699	574,100
#	LG International Corp.	65,552	1,488,727
* #	LG Life Sciences, Ltd.	15,845	1,135,213
#	LIG Insurance Co., Ltd.	63,770	1,589,403
	Lotte Chilsung Beverage Co., Ltd.	1,112	1,248,731
#	Lotte Confectionary Co., Ltd.	990	1,532,379
* #	Lotte Midopa Co., Ltd.	61,160	810,396
#	Lotte Sam Kang Co., Ltd.	1,770	443,883
	LS Cable, Ltd.	24,000	2,764,689
#	LS Industrial Systems Co., Ltd.	22,980	1,462,070
#	Manho Rope & Wire Co., Ltd.	3,950	63,076
#	Meritz Fire Marine Insurance Co., Ltd.	80,248	1,008,579
#	Meritz Securities Co., Ltd.	55,711	546,025
	Mi Chang Oil Industrial Co., Ltd.	1,790	67,734
	Miwon Commercial Co., Ltd.	1,280	58,541
#	MonAmi Co., Ltd.	3,240	42,950
#	Moorim Paper Co., Ltd.	21,778	279,961
	Motonic Corp.	2,090	183,562

27

#	Namhae Chemical Corp.	63,074	997,948
* #	Namkwang Engineering & Construction Co., Ltd.	16,541	238,893
*	Namsun Aluminum Co., Ltd.	7,140	70,263
	Namyang Dairy Products Co., Ltd.	745	743,091
*	Nasan Co., Ltd.	5,900	137,750
	National Plastic Co., Ltd.	3,250	44,192
* #	NCsoft Corp.	22,620	1,213,837
	Nexen Corp.	3,320	110,408
#	NH Investment & Securities Co., Ltd.	59,219	780,893
#	Nong Shim Co., Ltd.	4,490	868,380
	Nong Shim Holdings Co., Ltd.	5,210	442,441
#	Noroo Paint Co., Ltd.	14,277	66,636
* #	Orientbio, Inc.	56,370	89,092
	ORION Corp.	5,470	1,636,399
#	Ottogi Corp.	3,910	665,066
#	Pacific Corp.	6,730	1,225,006
#	Pacific Pharmaceutical Co., Ltd.	2,030	94,841
#	Pang Rim Co., Ltd.	4,800	128,380
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	107,285
#	Pohang Coated Steel Co., Ltd.	6,320	164,807
#	Poong Lim Industrial Co., Ltd.	31,880	365,059
#	Poong San Corp.	41,500	909,277
* #	Prime Entertainment Co., Ltd.	26,770	15,120
#	Pulmuone Co., Ltd.	7,480	443,290
	Pum Yang Construction Co., Ltd.	8,260	134,411
	Pusan Bank	106,400	1,668,118
#	Pusan City Gas Co., Ltd.	14,730	426,685
* #	Pyung Hwa Holdings Co., Ltd.	8,013	23,237
	Pyung Hwa Industrial Co., Ltd.	10,456	47,253
* #	RNL BIO Co., Ltd.	18,073	36,978
*	Rocket Electric Co., Ltd.	1,469	18,038
#	S&T Corp.	15,691	632,282
#	S&T Daewoo Co., Ltd.	12,330	470,391
#	S&T Dynamics Co., Ltd.	29,822	388,634
* #	S&T Motors Co., Inc.	92,190	84,624
	S1 Corp.	28,630	1,692,166
*	Saehan Industries, Inc.	65,180	701,311
*	Saehan Media Corp.	46,590	72,277
* #	Sajo Industries Co., Ltd.	4,820	128,474
* #	Sajo O&F Corp.	1,696	14,481
#	Sam Jin Pharmaceutical Co., Ltd.	4,877	323,905
	Sam Kwang Glass Industrial Co., Ltd.	4,820	216,038
	Sam Whan Camus Co., Ltd.	5,270	64,747
#	Sam Yung Trading Co., Ltd.	13,450	88,955
#	Sambu Construction Co., Ltd.	10,690	599,756
#	Samchully Co., Ltd.	4,720	1,027,765
* #	Samho F&G, Inc.	32,880	43,156
* #	Samho International Co., Ltd.	12,681	324,295
	Samhwa Crown and Closure Co., Ltd.	2,400	74,520
	Samhwa Paints Industrial Co., Ltd.	26,400	100,134
* #	Samick Musical Instruments Co., Ltd.	146,160	125,572
	Samil Pharmaceutical Co., Ltd.	2,680	50,666
	Samsung Climate Control Co., Ltd.	6,810	63,772

28

#	Samsung Fine Chemicals Co., Ltd.	29,280	1,468,860
#	Samwhan Corp.	13,660	447,849
#	Samyang Corp.	8,815	534,692
*	Samyang Foods Co., Ltd.	7,360	141,630
#	Samyang Genex Co., Ltd.	4,026	355,290
	Samyang Tongsang Co., Ltd.	1,760	65,423
*	Samyoung Chemical Co., Ltd.	2,420	26,052
#	Samyoung Electronics Co., Ltd.	17,870	194,424
*	SC Engineering Co., Ltd.	4,248	20,566
#	Seah Besteel Corp.	16,050	279,682
#	SEAH Holdings Corp.	4,160	492,689
	SEAH Steel Corp.	5,500	271,517
#	Sebang Co., Ltd.	15,655	229,404
#	Sejong Industrial Co., Ltd.	21,610	116,324
	Sempio Foods Co.	4,490	95,393
#	Seondo Electric Co., Ltd.	13,050	35,401
#	Seoul City Gas Co., Ltd.	3,590	400,382
#	Seoul Securities Co., Ltd.	254,494	519,264
* #	Serim Paper Manufacturing Co., Ltd.	24,240	382,382
* #	Seshin Co., Ltd.	19,902	61,950
* #	Sewon Cellontech Co., Ltd.	14,221	128,550
*	SGWICUS Corp.	16,060	52,813
*	SH Chemical Co., Ltd.	12,650	110,461
#	Shin Heung Securities Co., Ltd.	11,094	148,329
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	52,664
#	Shin Won Corp.	6,010	133,428
#	Shin Young Securities Co., Ltd.	10,600	847,551
#	Shinhan Engineering & Construction Co., Ltd.	3,676	83,337
	Shinil Engineering Co., Ltd.	4,010	49,344
	Shinpoong Pharmaceutical Co., Ltd.	4,680	128,843
#	Shinsegae Engineering & Construction Co., Ltd.	2,990	119,045
	Shinsung Engineering & Construction Co., Ltd.	13,650	107,067
#	Shinsung Engineering Co., Ltd.	30,420	144,022
* #	Shinsung Tongsang Co., Ltd.	8,700	42,885
	Sindo Ricoh Co., Ltd.	11,169	822,371
#	SJM Co., Ltd.	22,510	144,745
#	SK Chemicals Co., Ltd.	22,820	2,123,862
	SK Gas Co., Ltd.	9,960	822,236
*	SK Incheon Oil Co., Ltd.	373	22
#	SKC Co., Ltd.	34,460	1,128,569
	SL Corp.	19,820	165,632
#	Solomon Mutual Savings Bank	15,007	238,783
	Songwon Industrial Co., Ltd.	12,420	54,742
#	Soosan Heavy Industries Co., Ltd.	40,700	69,925
* #	Ssangyong Cement Industry Co., Ltd.	79,381	1,355,650
*	Ssangyong Corp.	4,186	73,851
* #	Ssangyong Motor Co.	137,030	838,522
#	STX Corp.	23,794	2,531,579
#	STX Engine Co., Ltd.	28,692	2,823,156
	STX Shipbuilding Co., Ltd.	21,636	1,444,653
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	96,397
	Suheung Capsule Co., Ltd.	16,030	96,853
	Sung Bo Chemicals Co., Ltd.	1,930	83,166
#	Sung Chang Enterprise Co., Ltd.	6,150	150,134
* #	Sung Shin Cement Co., Ltd.	22,350	354,007

29

#	Sungjee Construction Co., Ltd.	4,690	113,064
* #	Sungwon Corp.	49,310	591,802
	Sunjin Co., Ltd.	2,840	81,742
#	Sunkyong Securities Co., Ltd.	268,610	892,928
#	Tae Kwang Industrial Co., Ltd.	880	1,326,749
#	Tae Kyung Industrial Co., Ltd.	29,140	148,493
#	Taegu Department Store Co., Ltd.	13,040	211,607
#	Taeyoung Engineering & Construction	90,740	1,147,837
#	Tai Han Electric Wire Co., Ltd.	38,901	2,628,417
	Tai Lim Packaging Industries Co., Ltd.	6,200	76,904
	TCC Steel	2,888	82,275
#	Telcoware Co., Ltd.	9,000	78,331
* #	The Will-Bes & Co., Ltd.	11,120	46,824
#	Tong Yang Investment Bank	126,472	2,295,686
* #	Tong Yang Major Corp.	65,446	563,671
#	Tong Yang Moolsan Co., Ltd.	5,500	54,020
*	Trigem Computer, Inc.	528	—
* #	TRYBRANDS, Inc.	38,370	216,164
	TS Corp.	5,500	296,509
* #	Uangel Corp.	12,280	112,284
* #	Uni Chem Co., Ltd.	56,800	49,665
#	Unid Co., Ltd.	6,000	233,239
#	Union Steel Manufacturing Co., Ltd.	13,912	354,072
* #	Uniquest Corp.	11,050	87,100
*	VGX International, Inc.	16,954	82,906
* #	Wealth Bridge Co., Ltd.	41,460	46,393
#	Whanin Pharmaceutical Co., Ltd.	13,650	232,409
	Wiscom Co., Ltd.	7,880	35,329
* #	Woongjin Thinkbig Co, Ltd.	22,329	424,197
#	Woongjin.Com Co., Ltd.	7,907	203,263
#	Woori Financial Co., Ltd.	20,620	345,364
	WooSung Feed Co., Ltd.	17,000	39,043
	YESCO Co., Ltd.	5,950	246,994
	Yoosung Enterprise Co., Ltd.	33,540	148,720
#	Youlchon Chemical Co., Ltd.	32,710	267,941
*	Young Poong Mining & Construction Corp.	1,580	94
	Young Poong Paper Manufacturing Co., Ltd.	2,170	77,310
	Youngbo Chemical Co., Ltd.	12,640	35,299
	Youngone Corp.	68,080	702,340
#	Youngpoong Corp.	2,040	1,300,439
#	Yuhan Corp.	9,473	2,056,253
	YuHwa Securities Co., Ltd.	12,910	279,180
* #	Yungjin Pharm Co., Ltd.	124,036	208,106
*	Yuyang Telecom Co., Ltd.	5,530	70,496
*	ZeroOne Interactive Co., Ltd.	32,840	36,072

TOTAL — SOUTH KOREA			180,614,072

TAIWAN — (9.2%)
COMMON STOCKS — (9.2%)
*	A.G.V. Products Corp.	646,000	216,845
	Aaeon Technology, Inc.	130,746	275,717
	Ability Enterprise Co., Ltd.	573,532	992,603
*	Abocom Systems, Inc.	150,000	74,391
*	Acbel Polytech, Inc.	703,560	404,943

30

*	Accton Technology Corp.	876,000	470,643
	Allis Electric Co., Ltd.	273,000	89,928
	Altek Corp.	392,935	582,550
	Ampoc Far East Co., Ltd.	153,830	62,625
	Amtran Technology Co., Ltd.	739,949	971,382
	Apex Biotechnology Corp.	178,592	412,406
*	Apex Science & Engineering Corp.	124,000	27,590
	Arima Communication Corp.	553,809	397,998
*	Arima Computer Corp.	1,453,000	294,436
	Arima Optoelectronics Corp.	321,593	342,225
	Asia Chemical Corp.	559,000	312,328
	Asia Polymer Corp.	495,936	352,660
*	Asia Vital Components Co., Ltd.	317,980	223,394
	Aten International Co., Ltd.	149,728	436,805
	Audix Co., Ltd.	228,877	184,445
	Aurora Corp.	492,195	461,300
	Aurora Systems Corp.	244,000	156,671
	Avermedia Technologies, Inc.	273,276	603,044
	Avision, Inc.	333,144	193,870
	Awea Mechantronic Co., Ltd.	86,900	151,142
	Bank of Kaohsiung Co., Ltd.	751,966	400,049
	Basso Industry Corp., Ltd.	294,537	366,976
*	Behavior Tech Computer Corp.	484,938	135,093
*	Bes Engineering Corp.	2,691,750	706,522
	Biostar Microtech International Corp.	223,053	150,576
	C Sun Manufacturing, Ltd.	241,483	142,243
*	Carnival Industrial Corp.	656,000	147,738
	Cathay Chemical Works, Inc.	229,000	81,959
	Cathay Real Estate Development Co., Ltd.	1,230,000	605,912
	Central Reinsurance Co., Ltd.	632,050	322,033
	Chain Qui Development Co., Ltd.	203,083	271,747
	Champion Building Materials Co., Ltd.	481,772	201,597
	Charoen Pokphand Enterprises Co., Ltd.	351,000	156,599
	Cheng Loong Corp.	1,760,330	601,088
	Chenming Mold Industrial Corp.	264,074	94,406
*	Chia Her Industrial Co., Ltd.	539,000	47,043
*	Chia Hsin Cement Corp.	971,000	828,971
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,540
	Chicony Electronics Co., Ltd.	569,769	1,056,870
*	Chien Shing Stainless Steel Co., Ltd.	480,000	133,690
	Chilisin Electronics Corp.	203,466	123,979
	China Chemical & Pharmaceutical Co.	408,000	218,363
	China Ecotek Corp.	170,000	198,002
*	China General Plastics Corp.	665,000	192,043
	China Glaze Co., Ltd.	324,555	110,704
	China Hi-Ment Corp.	328,804	325,284
*	China Life Insurance Co., Ltd.	1,539,418	903,765
*	China Man-Made Fiber Co., Ltd.	2,299,879	895,140
	China Metal Products Co., Ltd.	385,772	487,267
*	China Petrochemical Development Corp.	3,185,000	1,399,237
*	China Rebar Co., Ltd.	55,174	7,730
	China Steel Chemical Corp.	324,909	813,513
	China Steel Structure Co., Ltd.	232,000	131,880
	China Synthetic Rubber Corp.	674,954	794,897
*	China United Trust & Investment Corp.	164,804	—

31

*	China Wire & Cable Co., Ltd.	521,000	115,610
	Chinese Maritime Transport, Ltd.	344,850	1,012,348
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	110,458
	Chin-Poon Industrial Co., Ltd.	469,649	427,334
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	407,255	987,969
	Chun Yu Works & Co., Ltd.	469,000	138,332
	Chun Yuan Steel Industrial Co., Ltd.	847,976	329,010
	Chung Hsin Electric & Machinery Co., Ltd.	643,000	552,965
	Chung Hung Steel Corp.	1,863,000	1,037,071
	Chung Hwa Pulp Corp.	818,594	586,502
*	Clevo Co.	855,944	1,181,411
	Collins Co., Ltd.	606,000	225,981
	Compeq Manufacturing Co., Ltd.	2,207,000	853,171
	Continental Engineering Corp.	1,262,067	707,369
	Cosmo Electronics Corp.	155,000	188,099
*	Cosmos Bank Taiwan	2,495,000	164,725
	CTCI Corp.	918,748	693,556
	CX Technology Co., Ltd.	200,368	119,657
	Cybertan Technology, Inc.	412,012	831,955
	Cyntec Co., Ltd.	281,552	409,213
	Da-Cin Construction Co., Ltd.	438,711	194,341
*	De Licacy Industries Co.	100,000	23,881
*	Delpha Construction Co., Ltd.	462,000	102,148
	Depo Auto Parts Industrial Co., Ltd.	246,000	911,863
*	Der Pao Construction Co., Ltd.	476,000	12,098
	Diamond Flower Electric Instrument Co., Ltd.	176,514	468,293
	D-Link Corp.	696,451	1,277,584
	Eastern Media International	1,911,128	704,320
	Eclat Textile Co., Ltd.	229,317	122,650
	Edom Technology Co., Ltd.	238,776	148,563
	Elan Microelectronics Corp.	487,728	975,829
*	E-Lead Electronic Co., Ltd.	135,000	252,668
	Elite Material Co., Ltd.	312,479	127,757
	Elite Semiconductor Memory Technology, Inc.	300,534	678,265
*	Elitegroup Computer Systems Co., Ltd.	1,946,335	977,568
	Enlight Corp.	442,895	131,391
*	EnTie Commercial Bank	882,246	223,593
	Eten Information Systems, Ltd.	225,488	327,420
	Eternal Chemical Co., Ltd.	390,000	418,344
	Everest Textile Co., Ltd.	830,562	232,010
	Evergreen International Storage & Transport Corp.	1,688,000	876,598
	Everlight Chemical Industrial Corp.	598,000	422,480
*	Everspring Industry Co., Ltd.	417,530	117,823
	Evertop Wire Cable Corp.	276,629	71,667
	Excel Cell Electronics Co., Ltd.	143,000	78,943
	Far Eastern Department Stores, Ltd.	1,036,885	1,246,447
*	Far Eastern International Bank	3,101,048	1,069,721
	Federal Corp.	717,144	428,811
	Feng Hsin Iron & Steel Co., Ltd.	849,098	1,290,084
	Feng Tay Enterprise Co., Ltd.	722,561	582,449
*	FIC Global, Inc.	27,289	7,533
	First Copper Technology Co., Ltd.	703,000	280,284
	First Hotel	351,203	311,219
*	First Steamship Co., Ltd.	371,000	714,801

32

	Flytech Technology Co., Ltd.	85,500	283,838
*	Formosa Epitaxy, Inc.	223,000	264,580
	Formosa International Hotels Corp.	81,478	789,837
	Formosan Rubber Group, Inc.	793,000	425,965
	Fortune Electric Co., Ltd.	354,000	499,952
*	Fu I Industrial Co., Ltd.	97,900	33,184
	Fwuson Industry Co., Ltd.	453,000	146,992
	G Shank Enterprise Co., Ltd.	233,408	302,912
*	G.T.M. Corp.	338,000	194,208
	Gem Terminal Industries Co., Ltd.	222,922	205,275
	Giant Manufacture Co., Ltd.	373,170	885,108
*	Giga Storage Corp.	501,859	139,119
	Giga-Byte Technology Co., Ltd.	1,390,800	916,294
	Globe Union Industrial Corp.	329,438	358,055
	Gold Circuit Electronics, Ltd.	726,904	683,781
	Goldsun Development & Construction Co., Ltd.	1,898,265	947,051
	Good Will Instrument Co., Ltd.	134,400	97,184
	Gordon Auto Body Parts Co., Ltd.	233,789	95,335
*	Grand Pacific Petrochemical Corp.	1,061,000	399,497
	Grape King, Inc.	183,000	115,013
	Great China Metal Industry Co., Ltd.	462,000	221,639
	Great Taipei Gas Co., Ltd.	776,000	388,211
	Great Wall Enterprise Co., Ltd.	668,543	626,532
	Greatek Co., Ltd.	696,887	957,147
	Hanpin Co., Ltd.	151,000	108,571
	Hey Song Corp.	765,000	312,522
	Highwealth Construction Corp.	844,914	711,886
*	Hitron Technologies, Inc.	188,000	60,237
*	Ho Tung Holding Corp.	880,486	264,600
*	Hocheng Corp.	603,000	205,637
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	120,903
	Hong Tai Electric Industrial Co., Ltd.	567,000	433,792
	Hong Yi Fiber Industry Co., Ltd.	216,000	63,496
	Honmyue Enterprise Co., Ltd.	252,000	71,926
	Hota Industrial Manufacturing Co., Ltd.	158,200	185,886
	Hsin Kuang Steel Co., Ltd.	356,826	372,139
	Hsing Ta Cement Co., Ltd.	570,000	195,363
	Hua Eng Wire & Cable Co., Ltd.	911,565	328,611
	Huang Hsiang Construction Corp.	295,000	470,170
	Hung Ching Development & Construction Co., Ltd.	409,000	183,367
	Hung Poo Construction Corp.	485,800	400,174
	Hung Sheng Construction Co., Ltd.	846,000	614,807
*	Hwa Fong Rubber Co., Ltd.	467,000	122,784
	Ichia Technologies, Inc.	425,939	336,872
	I-Chiun Precision Industry Co., Ltd.	198,256	251,114
	Inernational Semiconductor Technology, Ltd.	688,065	347,744
	Infortrend Technology, Inc.	313,918	485,261
	ITE Technology, Inc.	135,000	388,310
*	Jean Co., Ltd.	288,000	115,647
	Johnson Health Tech Co., Ltd.	129,000	275,335
	Jui Li Enterprise Co., Ltd.	336,000	113,856
	K Laser Technology, Inc.	248,343	230,519
	Kang Na Hsiung Co., Ltd.	302,000	177,074
*	Kao Hsing Chang Iron & Steel Corp.	715,000	199,195
	Kaulin Manufacturing Co., Ltd.	212,770	187,507

33

	Kee Tai Properties Co., Ltd.	731,850	433,063
*	Kenda Rubber Industrial Co., Ltd.	685,879	479,577
	King Yuan Electronics Co., Ltd.	2,011,334	1,094,067
	Kingdom Construction Co., Ltd.	889,000	371,447
*	King’s Town Bank	1,702,701	534,900
*	King’s Town Construction Co., Ltd.	494,994	342,263
	Kinpo Electronics, Inc.	2,606,037	901,547
	Knowledge-Yield-Excellence Systems Corp.	368,841	643,660
	Kung Long Batteries Industrial Co., Ltd.	64,000	72,116
*	Kuoyang Construction Co., Ltd.	687,000	374,835
*	Kwong Fong Industries Corp.	996,000	268,803
	Lan Fa Textile Co., Ltd.	535,340	204,450
*	Lead Data Co., Ltd.	617,920	216,679
	Leader Electronics, Inc.	174,477	83,309
*	Leadtek Research, Inc.	231,700	125,682
*	Lealea Enterprise Co., Ltd.	1,054,000	256,738
	Lee Chang Yung Chemical Industry Corp.	738,847	769,713
	Lee Chi Enterprises Co., Ltd.	326,000	114,098
	Lelon Co., Ltd.	251,170	98,734
*	Leofoo Development Co., Ltd.	507,000	243,787
	Les Enphants Co., Ltd.	281,080	194,585
*	Li Peng Enterprise Co., Ltd.	930,600	243,560
	Lian Hwa Foods Corp.	196,000	67,352
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	54,328
	Lien Hwa Industrial Corp.	1,047,302	546,366
	Lingsen Precision Industries, Ltd.	496,575	229,604
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	696,062	397,275
	Long Chen Paper Co., Ltd.	759,668	295,355
	Lucky Cement Corp.	620,000	175,174
	Makalot Industrial Co., Ltd.	198,202	487,370
	Mayer Steel Pipe Corp.	198,584	189,609
	Maywufa Co., Ltd.	177,632	99,787
	Meiloon Co., Ltd.	366,119	296,771
	Mercuries & Associates, Ltd.	940,455	605,490
*	Mercuries Data Co., Ltd.	285,292	58,045
	Merida Industry Co., Ltd.	326,800	651,457
	Merry Electronics Co., Ltd.	227,363	694,871
	Microelectronics Technology, Inc.	624,000	396,752
	Micro-Star International Co., Ltd.	1,650,361	1,465,938
*	Microtek International, Inc.	387,000	66,378
	Min Aik Technology Co., Ltd.	155,770	191,519
	Mirle Automation Corp.	196,637	236,914
	Mitac Technology Corp.	486,360	408,735
	Mobiletron Electronics Co., Ltd.	135,000	133,485
	Mospec Seminconductor Corp.	117,000	130,988
*	Mustek Systems, Inc.	591,708	144,078
	Nak Sealing Technologies Corp.	121,954	158,287
*	Namchow Chemical Industrial Co., Ltd.	473,000	136,305
	Nankang Rubber Tire Co., Ltd.	778,171	984,795
	Nantex Industry Co., Ltd.	355,110	325,317
	National Petroleum Co., Ltd.	381,824	309,989
*	New Asia Construction & Development Co., Ltd.	352,618	74,473
	Nien Hsing Textile Co., Ltd.	939,000	584,067
	Ocean Plastics Co., Ltd.	342,200	218,457

34

*	Optimax Technology Corp.	968,674	424,191
*	Opto Tech Corp.	702,886	676,592
*	Orient Semiconductor Electronics, Ltd.	226,487	61,851
	Oriental Union Chemical Corp.	1,074,302	1,219,710
*	Pacific Construction Co., Ltd.	1,054,000	121,723
*	Pacific Electric Wire & Cable Corp.	726,000	11,702
	Pan Jit International, Inc.	340,005	342,108
*	PC Home Online	49,000	45,014
	Phihong Technology Co., Ltd.	458,180	358,160
	Phoenix Precision Technology Corp.	1,308,342	1,451,274
	Phoenixtec Power Co., Ltd.	703,725	660,229
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	230,534	434,013
*	Potrans Electrical Corp.	228,000	30,813
	Prince Housing & Development Corp.	1,482,319	764,873
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,665,199	296,262
	Promise Technology, Inc.	217,223	109,413
*	Protop Technology Co., Ltd.	192,000	7,034
*	Quintain Steel Co., Ltd.	613,000	127,357
	Radium Life Tech Corp.	652,586	486,484
*	Ralec Electronic Corp.	91,717	106,808
*	Rectron, Ltd.	262,000	35,489
*	Reward Wool Industry Corp.	314,000	93,146
*	Rexon Industrial Corp., Ltd.	469,000	121,518
	Richtek Technology Corp.	51,532	492,186
*	Ritek Corp.	5,595,000	1,385,176
	Ruentex Development Co., Ltd.	1,163,000	957,315
	Ruentex Industries, Ltd.	1,132,000	894,408
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	337,655
	San Fang Chemical Industry Co., Ltd.	266,770	227,853
	Sanyang Industrial Co., Ltd.	1,287,000	945,746
	Sanyo Electric Co., Ltd.	450,000	516,095
	SDI Corp.	274,000	270,252
	Senao International Co., Ltd.	346,884	421,175
	Shan-Loong Transportation Co., Ltd.	135,385	67,762
	Sheng Yu Steel Co., Ltd.	552,980	500,949
	Shihlin Electric & Engineering Corp.	835,000	843,631
*	Shihlin Paper Corp.	377,000	388,512
*	Shin Shin Co., Ltd.	49,000	34,471
	Shinkong Co., Ltd.	476,316	264,721
*	Shinkong Synthetic Fibers Co., Ltd.	2,171,961	729,619
*	Shuttle, Inc.	290,152	100,441
	Sigurd Microelectronics Corp.	404,397	246,647
	Silicon Integrated Systems Corp.	2,346,137	946,425
	Silitech Technology Corp.	221,303	894,072
	Sincere Navigation Corp.	591,669	1,121,486
	Sinkang Industries Co., Ltd.	259,805	158,043
	Sinkong Spinning Co., Ltd.	430,542	254,048
	Sinon Corp.	551,000	164,649
*	Sintek Photronics Corp.	1,352,463	379,446
	Sinyi Realty, Inc.	365,925	841,994
	Sitronix Technology Corp.	149,928	545,779
	Siward Crystal Technology Co., Ltd.	191,439	123,749

35

*	Solelytex Enterprise Corp.	158,200	145,587
*	Solomon Technology Corp.	512,000	336,659
	South East Soda Manufacturing Co., Ltd.	240,250	166,687
	Southeast Cement Co., Ltd.	829,700	291,927
	SPI Electronic Co., Ltd.	188,718	235,540
	Spirox Corp.	242,477	225,589
	Springsoft, Inc.	267,242	348,093
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	175,092
	Standard Foods Taiwan, Ltd.	531,000	256,228
	Stark Technology, Inc.	311,100	153,719
	Sunonwealth Electric Machine Industry Co., Ltd.	305,077	167,272
	Sunplus Technology Co., Ltd.	270,000	416,503
	Sunrex Technology Corp.	415,962	447,383
*	Syscom Computer Engineering Co.	140,000	45,551
	Sysware Systex Corp.	290,432	311,348
*	T JOIN Transportation Co.	762,000	337,515
	Ta Chen Stainless Pipe Co., Ltd.	648,197	771,595
*	Ta Chong Bank, Ltd.	2,882,212	950,774
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	272,207
	Ta Yih Industrial Co., Ltd.	194,000	141,362
	Tah Hsin Industrial Corp.	447,000	298,429
*	Tai Roun Products Co., Ltd.	258,000	72,053
	Ta-I Technology Co., Ltd.	217,266	170,476
*	Taichung Commercial Bank	2,187,112	909,107
	Tainan Enterprises Co., Ltd.	250,829	343,882
	Tainan Spinning Co., Ltd.	2,480,000	1,093,906
*	Taisun Enterprise Co., Ltd.	542,000	153,298
*	Taita Chemical Co., Ltd.	439,000	143,155
	Taiwan Acceptance Corp.	229,480	147,016
*	Taiwan Business Bank	2,111,718	655,592
	Taiwan Fire & Marine Insurance Co., Ltd.	513,602	443,748
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	16,257
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	217,785
	Taiwan Hon Chuan Enterprise Co., Ltd.	283,840	215,969
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	107,774
*	Taiwan Kolin Co., Ltd.	1,246,000	430,149
	Taiwan Life Insurance Co., Ltd	800,165	1,361,446
	Taiwan Line Tek Electronic Co., Ltd.	71,658	41,713
	Taiwan Mask Corp.	528,720	293,618
*	Taiwan Navigation Co., Ltd.	553,777	1,143,171
	Taiwan Paiho Co., Ltd.	329,410	359,198
	Taiwan Polypropylene Co., Ltd.	461,824	328,665
*	Taiwan Pulp & Paper Corp.	618,000	213,103
*	Taiwan Sakura Corp.	411,080	144,206
	Taiwan Secom Co., Ltd.	618,332	972,797
	Taiwan Sogo Shinkong Security Co., Ltd.	495,724	490,439
	Taiwan Styrene Monomer Corp.	958,547	428,296
*	Taiwan Tea Corp.	1,241,714	571,553
	Taiyen Biotech Co., Ltd.	438,000	320,703
*	Teapo Electronic Corp.	712,000	151,079
	Teco Electric & Machinery Co., Ltd.	2,784,000	1,483,442
	Tecom, Ltd.	417,114	267,671
	Ten Ren Tea Co., Ltd.	123,980	109,438
	Test-Rite International Co., Ltd.	704,332	423,786
	Tex-Ray Industrial Co., Ltd.	188,000	77,391

36

	The Ambassador Hotel	553,000	489,545
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	453,760	226,684
	Thinking Electronic Industrial Co., Ltd.	184,203	182,547
	Thye Ming Industrial Co., Ltd.	180,000	358,592
	Ton Yi Industrial Corp.	2,392,280	1,016,763
	Tong Yang Industry Co., Ltd.	559,864	501,394
*	Tong-Hwa Synthetic Fiber Co., Ltd.	382,000	43,759
*	Tsann Kuen Enterprise Co., Ltd.	433,340	591,644
	TSRC Corp.	903,975	1,226,301
	TTET Union Corp.	240,000	210,701
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	74,832
	Tung Ho Steel Enterprise Corp.	317,683	481,505
*	Twinhead International Corp.	766,504	101,897
	TYC Brother Industrial Co., Ltd.	472,886	318,396
*	Tycoons Group Enterprise Co., Ltd.	719,000	145,309
	Tyntek Corp.	326,774	337,338
	Tze Shin International Co., Ltd.	298,920	175,921
*	Uniform Industrial Corp.	84,530	131,470
*	Union Bank of Taiwan	2,825,488	645,579
*	Union Insurance Co., Ltd.	79,732	33,439
	Unitech Electronics Co., Ltd.	313,503	143,294
	Unitech Printed Circuit Board Corp.	559,857	576,250
	United Integration Service Co., Ltd.	446,439	376,580
	Unity Opto Technology Co., Ltd.	285,753	259,975
*	Universal Cement Corp.	806,251	356,784
	Universal Microelectronics Co., Ltd.	158,000	100,930
	Universal Scientific Industrial Co., Ltd.	1,640,548	974,490
	Universal, Inc.	123,000	47,998
	UPC Technology Corp.	1,280,599	716,151
	USI Corp.	1,110,000	600,377
*	U-TECH Media Corp.	317,000	104,816
*	Ve Wong Corp.	311,000	195,958
*	Veutron Corp.	145,000	70,921
*	Via Technologies, Inc.	2,000,000	1,273,546
*	Visual Photonics Epitacy Co., Ltd.	120,000	197,905
	Walsin Technology Corp., Ltd.	982,682	852,722
	Wan Hwa Enterprise Co., Ltd.	451,913	221,069
	Waterland Financial Holdings	3,593,260	1,111,260
*	Wei Chih Steel Industrial Co., Ltd.	433,000	115,304
*	Wei Chuan Food Corp.	686,000	394,233
	Weltrend Semiconductor, Inc.	286,884	334,418
	Wistron NeWeb Corp.	259,381	513,522
	WPG Holdings Co., Ltd.	387,102	464,742
*	Wus Printed Circuit Co., Ltd.	836,205	255,238
*	Ya Hsin Industrial Co., Ltd.	1,032,578	190,756
	Yageo Corp.	4,128,000	1,552,675
	Yeung Cyang Industrial Co., Ltd.	343,142	396,320
*	Yi Jinn Industrial Co., Ltd.	709,000	115,456
	Yieh Phui Enterprise Co., Ltd.	2,198,035	849,416
	Yosun Industrial Corp.	413,130	336,460
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,742,458	1,055,740
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	255,672	353,444
	Yung Shin Pharmaceutical Industrial Co., Ltd.	382,300	407,964
	Yung Tay Engineering Co., Ltd.	729,000	568,959

37

	Zig Sheng Industrial Co., Ltd.	795,442	189,857
	Zinwell Corp.	316,376	1,242,384
	Zippy Technology Corp.	207,570	138,074
	Zyxel Communication Corp.	885,030	1,287,617
TOTAL COMMON STOCKS			155,507,769

RIGHTS/WARRANTS — (0.0%)
*	China Glaze Co., Ltd. Rights 11/27/07	20,545	—

TOTAL — TAIWAN			155,507,769

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	81,424
*	Adkinson Securities PCL (Foreign)	13,031,600	350,358
*	Advance Agro PCL (Foreign)	809,000	902,275
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	193,663
#	Amata Corp. PCL (Foreign)	2,369,800	1,225,246
*	Apex Development (Foreign)	3,536	2,250
	Asia Plus Securities PCL (Foreign)	5,068,950	587,053
#	Asian Property Development PCL (Foreign)	4,535,100	911,107
	Asian Property Development PCL (Foreign) NVDR	1,911,600	384,043
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	282,889
#	Bangkok Chain Hospital PCL (Foreign)	1,855,500	441,296
	Bangkok Expressway PCL (Foreign)	1,458,800	982,662
	Bangkok First Investment & Trust PCL (Foreign)	702,200	134,849
	Bangkok Insurance PCL (Foreign)	84,734	710,967
*	Bangkok Land PCL (Foreign)	14,748,970	335,526
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	497,288
*	Bangkok Rubber PCL (Foreign)	14,600	1,070
	Big C Supercenter PCL (Foreign)	48,000	62,043
#	Bualuang Securities PCL (Foreign)	240,000	184,356
	Bumrungrad Hospital PCL (Foreign)	27,300	32,262
	Cal-Comp Electronics (Thailand) PCL (Foreign)	6,054,500	1,243,187
	Capital Nomura Securities PCL (Foreign)	46,000	49,605
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	48,526
*	Central Paper Industry PCL (Foreign)	20	1,241
	Central Plaza Hotel PCL (Foreign)	916,100	148,860
#	Ch. Karnchang PCL (Foreign)	2,746,200	661,246
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	145,019
	Dynasty Ceramic PCL (Foreign)	882,400	404,083
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	318,400
	Erawan Group PCL (Foreign)	3,710,340	438,477
	GMM Grammy PCL (Foreign)	928,000	293,363
*	Golden Land Property PCL (Foreign)	485,616	107,604
*	Golden Land Property PCL (Foreign) NVDR	41,200	9,129
	Hana Microelectronics PCL (Foreign)	1,281,796	817,986
	Hermraj Land & Development PCL (Foreign)	16,126,900	676,570
	Home Product Center PCL (Foreign)	4,526,470	652,609
	ICC International PCL (Foreign)	204,600	241,035
	Indorama Polymers PCL (Foreign)	207,000	54,735
*	Italian-Thai Development PCL (Foreign) NVDR	2,468,900	594,476
*	ITV PCL (Foreign)	2,785,600	86,413

38

	Jasmine International PCL (Foreign)	22,596,400	267,038
	Kang Yong Electric PCL (Foreign)	7,200	9,891
#	KGI Securities One PCL (Foreign)	6,065,846	512,544
	Khon Kaen Sugar Industry PCL (Foreign)	581,600	214,787
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	51,487
#	Kiatnakin Finance PCL (Foreign)	834,300	684,004
#	Kim Eng Securities Thailand PCL (Foreign)	989,700	725,151
	Krungthai Card PCL (Foreign)	576,700	519,665
#	L.P.N. Development PCL (Foreign)	415,250	96,919
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,363,008
	Laguna Resorts & Hotels PCL (Foreign)	80,500	104,646
	Lalin Property PCL (Foreign)	1,650,500	162,868
#	Lanna Resources PCL (Foreign)	833,500	472,803
	Loxley PCL (Foreign)	5,615,220	401,472
* #	Magnecomp Precision Technology (Foreign)	5,561,898	437,097
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,020,176
	MBK Development PCL (Foreign)	330,900	655,006
	Minor Corp. PCL (Foreign)	350,180	154,153
	MK Real Estate Development PCL (Foreign)	1,960,260	135,520
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	98,442
*	Nakornthai Strip Mill PCL (Foreign)	42,252,000	324,559
*	Nation Multimedia Group PCL (Foreign)	146,259	32,840
	Noble Development PCL (Foreign)	573,600	77,277
*	Pacific Assets PCL (Foreign)	141,000	18,163
	Padaeng Industry PCL (Foreign) NVDR	588,500	617,232
	Padaeng Industry PCL (Foreign) NVDR	73,800	77,403
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,200
	Phatra Insurance PCL (Foreign)	10,000	50,225
	Polyplex PCL (Foreign)	970,000	171,948
	Power Line Engineering PCL (Foreign)	1,369,100	204,268
	Pranda Jewelry PCL (Foreign)	118,000	31,550
*	Property Perfect PCL (Foreign)	2,485,300	283,426
	Quality Houses PCL (Foreign)	17,899,800	1,174,017
	Regional Container Lines PCL (Foreign)	1,185,300	1,015,546
#	Robinson Department Store PCL (Foreign)	1,875,025	603,819
	Rojana Industrial Park PCL (Foreign)	1,122,800	550,660
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	206,810
	Saha-Union PCL (Foreign)	636,600	344,184
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	576,618
#	Samart Corporation PCL (Foreign)	2,154,900	499,770
	Samart I-Mobile PCL (Foreign)	950,300	505,367
	Sammakorn PCL (Foreign)	75,000	4,919
	Sansiri PCL (Foreign)	2,901,166	299,995
	SC Asset Corp. PCL (Foreign)	580,100	167,102
	Seamico Securities PCL (Foreign)	1,759,022	172,537
	SE-Education PCL (Foreign)	253,600	66,308
	Serm Suk PCL (Foreign)	10,000	5,229
*	Serm Suk PCL (Foreign) NVDR	39,000	20,394
*	Shinawatra Satellite PCL (Foreign)	2,372,000	707,798
	Siam Future Development PCL (Foreign)	220,000	72,797
	Siam Industrial Credit PCL (Foreign)	178,162	17,475
	Siam Makro PCL (Foreign)	512,100	1,460,009
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	344,783
	Sri Trang Agro Industry PCL (Foreign)	370,998	140,299
	Srithai Superware PCL (Foreign)	439,300	99,288

39

	Supalai PCL (Foreign)	2,640,533	274,605
	SVOA PCL (Foreign)	1,007,100	40,168
	Tata Steel (Thailand) PCL (Foreign)	10,445,300	543,134
	Thai Carbon Black PCL (Foreign)	87,900	71,416
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	1,059,098
	Thai Reinsurance PCL (Foreign)	1,484,700	265,380
*	Thai Rung Union Car PCL (Foreign)	759,600	60,593
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	685,238
#	Thai Union Frozen Products PCL (Foreign)	410,000	276,180
	Thai Vegetable Oil PCL (Foreign)	911,875	363,699
	Thai Wacoal PCL (Foreign)	78,000	77,199
	Thanachart Capital PCL (Foreign)	3,592,300	1,528,300
#	Thoresen Thai Agencies PCL (Foreign)	199,500	303,545
	Ticon Industrial Connection PCL (Foreign)	1,026,600	630,867
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	64,648
	Tipco Asphalt PCL (Foreign)	352,190	265,333
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	184,004
	Tisco Bank PCL (Foreign) NVDR	167,800	133,853
	TISCO Finance PCL (Foreign)	745,900	595,001
	TPI Polene PCL (Foreign)	229,400	90,140
*	TT&T PCL (Foreign)	7,453,700	224,618
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,189
*	Tycoons Worldwide Group PCL (Foreign)	804,700	143,834
*	Union Mosaic Industry PCL (Foreign)	1,081,900	26,210
	United Palm Oil Industry PCL (Foreign)	21,000	39,087
	Univentures PCL (Foreign)	1,801,100	156,444
	Vanachai Group PCL (Foreign)	2,859,066	351,391
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	110,561
	Vinythai PCL (Foreign)	2,273,034	517,095
TOTAL COMMON STOCKS			43,420,513

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	771
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/19/09	1,099,600	72,771
*	Erawan Group PCL (Foreign) Warrants 12/17/07	671,860	18,063
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	13,384
TOTAL RIGHTS/WARRANTS			104,989

TOTAL — THAILAND			43,525,502

TURKEY — (3.1%)
COMMON STOCKS — (3.1%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	114,753	819,037
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	677,475
	Afyon Cimento Sanayii Ticaret A.S.	201	162,776
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	2,087,069
*	Akenerji Elektrik Uretim A.S.	80,193	703,564
	Aksa Akrilik Kimya Sanayii A.S.	206,894	480,345
	Aksigorta A.S.	315,148	1,943,551
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	46,895
	Alarko Holding A.S.	308,371	998,445

40

*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	111,946
	Alkim Alkali Kimya A.S.	37,197	202,937
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	372,897
	Anadolu Anonim Turk Sigorta Sirketi A.S.	619,763	1,062,355
	Anadolu Cam Sanayii A.S.	578,340	1,198,649
	Anadolu Hayat Sigorta A.S.	209,393	912,936
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	221,761
*	Ayen Enerji A.S.	161,469	385,194
	Aygaz A.S.	410,610	1,714,417
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	257,394
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	534,973
	Bati Anabolu Cimento A.S.	110,525	981,289
	Bati Soeke Cimento Sanayi A.S.	67,601	172,852
*	Beko Elektronik A.S.	234,899	410,059
	Bolu Cimento Sanayii A.S.	284,896	571,687
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	341,019
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	2,600	218,876
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	276,664
*	Boyner Buyuk Magazacilik A.S.	189,233	496,915
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	367,906
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	119,174
	Bursa Cimento Fabrikasi A.S.	115,360	1,056,538
	Celebi Hava Servisi A.S.	28,354	464,881
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	189,897
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,944,305
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*	Deva Holding A.S.	114,830	1,470,205
*	Dogan Gazetecilik A.S.	105,300	327,414
	Dogus Otomotiv Servis ve Ticaret A.S.	161,473	1,063,075
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	288,440
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,304,070
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	344,525
*	Ege Plstik Ticaret ve Sanayi A.S.	1	1
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	123,813
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	197,442
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	160,453
*	Global Yatirim Holding A.S.	553,230	787,671
*	Goldas Kuyumculuk Sanayi A.S.	223,653	526,024
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	411,182
*	Goodyear Lastikleri T.A.S.	16,988	215,609
*	GSD Holding A.S.	924,152	1,215,925
*	Gunes Sigorta A.S.	179,660	296,735
	Hektas Ticaret T.A.S.	130,556	133,121
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	575,322	1,792,387
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	70,923	185,503
*	Ihlas Holding A.S.	1,237,042	1,132,489
*	Isiklar Ambalaj A.S.	199,020	174,984
*	Izmir Demir Celik Sanayii A.S.	154,263	323,673
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	767,938
	Karton Sanayi ve Ticaret A.S.	4,287	218,007
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	122,046
	Konya Cimento Sanayii A.S.	5,645	260,077

41

*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	250,232	826,774
	Mardin Cimento Sanayii ve Ticaret A.S.	155,584	898,569
*	Marmari Marti Otel Isletmeleri A.S.	226,058	225,846
	Marshall Boya ve Vernik Sanayii A.S.	10,097	133,022
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	230,043
	Migros Turk A.S.	1	12
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	90,010
*	Mudurnu Tavukculuk A.S.	1,740	662
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	161,481
*	Nergis Holding A.S.	1,784	5,577
*	Net Holding A.S.	1,239,663	1,186,952
*	Net Turizm Ticaret ve Sanayi A.S.	318,792	321,883
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	228,083
	Otobus Karoseri Sanayi A.S.	44,321	720,024
*	Parsan Makina Parcalari Sanayii A.S.	102,576	242,778
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	322,678
	Pinar Sut Mamulleri Sanayii A.S.	83,887	557,673
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,822
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	153,953
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	304,538
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	218,843
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	284,245	686,404
*	Tekstil Bankasi A.S.	359,314	577,514
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	334,926
	Tofas Turk Otomobil Fabrikasi A.S.	1	5
	Trakya Cam Sanayii A.S.	772,481	1,843,473
*	Turk Demir Dokum Fabrikalari A.S.	72,898	581,470
*	Turk Ekonomi Bankasi A.S.	569,776	1,382,955
	Ulker Biskuvi Sanayi A.S.	354,505	1,426,211
	USAS Ucak Servisi A.S.	71,628	146,893
*	Uzel Makina Sanayii A.S.	156,941	276,014
*	Vakif Finansal Kiralama A.S.	24,721	178,308
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	807,620
	Yapi Kredi Finansal Kiralama A.S.	163,135	491,645
	Yapi Kredi Sigorta A.S.	102,412	947,255
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	461,213

TOTAL — TURKEY			53,322,619

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.44%, 12/03/07 (Collateralized by $450,000 FNMA 5.58%, 03/25/37, valued at $330,633) to be repurchased at $323,120	$323	323,000

SECURITIES LENDING COLLATERAL — (11.1%)
@ Repurchase Agreement, BNP Paribas Securities 4.63%, 12/03/07 (Collateralized by $101,690,611 FHLMC 5.921%(r), 07/01/37 & FNMA 5.500%, 11/01/37 & 6.000%, 12/01/37, valued at $102,000,000) to be repurchased at $100,038,583	100,000	100,000,000

42

@ Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $296,558,901 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 10/01/32 to 10/01/37 & FNMA 4.398%(r), 06/01/35, valued at $90,612,923) to be repurchased at $88,870,474	88,836	88,836,198
TOTAL SECURITIES LENDING COLLATERAL		188,836,198

TOTAL INVESTMENTS - (100.0%)
(Cost $1,145,602,026)		$1,700,093,656

See accompanying Notes to Financial Statements.

43

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value†

COMMON STOCKS — (91.0%)
Consumer Discretionary — (12.5%)
*	4Kids Entertainment, Inc.	11,700	$146,250
* #	99 Cents Only Stores	5,220	42,073
*	A.C. Moore Arts & Crafts, Inc.	21,600	342,792
	Aaron Rents, Inc.	26,000	522,860
* #	AbitibiBowater Canada, Inc.	21,476	482,351
	Acme Communications, Inc.	23,312	72,733
*	Aftermarket Technology Corp.	7,800	217,776
	Aldila, Inc.	6,697	114,987
*	Alloy, Inc.	14,843	100,190
#	Ambassadors International, Inc.	3,500	42,070
	American Axle & Manufacturing Holdings, Inc.	70,600	1,632,272
	American Greetings Corp. Class A	73,700	1,714,262
* #	America’s Car-Mart, Inc.	16,400	177,940
*	AnnTaylor Stores Corp.	39,375	1,198,969
#	Arctic Cat, Inc.	18,844	201,065
#	ArvinMeritor, Inc.	102,800	1,039,308
	Asbury Automotive Group, Inc.	50,300	842,022
*	Ashworth, Inc.	6,800	25,908
*	Audiovox Corp. Class A	18,600	237,522
* #	AutoNation, Inc.	305,400	5,039,100
* #	Avatar Holdings, Inc.	11,700	509,652
*	Ballantyne of Omaha, Inc.	15,921	92,501
	Barnes & Noble, Inc.	28,700	1,103,515
	Bassett Furniture Industries, Inc.	4,579	40,753
	Beasley Broadcast Group, Inc.	11,000	77,000
#	Beazer Homes USA, Inc.	4,403	37,381
	Belo Corp. Class A	104,113	1,724,111
*	Benihana, Inc. Class A	300	4,200
* #	Big Lots, Inc.	54,200	1,011,914
#	Blockbuster, Inc. Class A	73,900	263,823
*	Blockbuster, Inc. Class B	63,810	192,068
*	Bluegreen Corp.	21,700	155,806
	Bob Evans Farms, Inc.	56,700	1,748,628
#	Bon-Ton Stores, Inc.	14,349	167,596
	Books-A-Million, Inc.	20,100	243,009
#	Borders Group, Inc.	10,000	125,100
#	BorgWarner, Inc.	77,400	7,477,614
	Brown Shoe Company, Inc.	39,075	663,103
	Brunswick Corp.	98,200	2,002,298
*	Buca, Inc.	23,306	26,569
#	Building Materials Holding Corp.	17,800	101,816
* #	California Coastal Communities, Inc.	16,509	97,403
	Callaway Golf Co.	104,400	1,781,064
#	Carmike Cinemas, Inc.	19,300	227,740

1

	Carnival Corp.	173,700	7,837,344
*	Carriage Services, Inc.	32,189	343,457
*	Cavalier Homes, Inc.	23,113	47,151
*	Cavco Industries, Inc.	10,842	409,177
	CBS Corp. Class A	34,401	944,307
	CBS Corp. Class B	667,389	18,306,480
#	Centex Corp.	121,900	2,542,834
* #	Charming Shoppes, Inc.	57,695	319,053
*	Chromcraft Revington, Inc.	100	485
	Churchill Downs, Inc.	10,000	524,800
#	Circuit City Stores, Inc.	132,200	855,334
#	Citadel Broadcasting Co.	155,642	357,977
	Clear Channel Communications, Inc.	339,300	12,180,870
	Coachmen Industries, Inc.	6,900	36,363
	Coast Distribution System, Inc.	400	2,684
	Cobra Electronics Corp.	1,200	6,528
	Collectors Universe, Inc.	12,888	180,432
*	Comcast Corp. Class A	2,042,537	41,953,710
*	Comcast Corp. Special Class A Non-Voting	1,021,574	20,646,011
*	Concord Camera Corp.	9,362	26,682
* #	Conn’s, Inc.	19,100	345,710
	Cooper Tire & Rubber Co.	88,500	1,361,130
* #	Cost Plus, Inc.	1,750	5,512
* #	Cox Radio, Inc.	48,200	567,796
* #	Crown Media Holdings, Inc.	4,277	31,094
	CSS Industries, Inc.	18,850	746,083
*	Culp, Inc.	20,933	174,163
* #	Cumulus Media, Inc. Class A	22,400	188,384
*	Cycle Country Accessories Corp.	3,220	5,893
#	D.R. Horton, Inc.	460,340	5,510,270
* #	Deckers Outdoor Corp.	1,800	259,506
	Delta Apparel, Inc.	879	8,641
* #	Design Within Reach, Inc.	20,671	81,857
*	DG Fastchannel, Inc.	132	2,582
* #	Diedrich Coffee, Inc.	8,952	32,675
#	Dillards, Inc. Class A	123,800	2,524,282
* #	Directed Electronics, Inc.	1,368	2,586
*	Discovery Holding Co. Class A	80,960	1,980,282
* #	Discovery Holding Co. Class B	6,047	161,787
	Disney (Walt) Co.	456,600	15,136,290
*	Dixie Group, Inc.	11,800	106,200
*	Dorman Products, Inc.	4,049	56,726
	Dover Motorsports, Inc.	16,800	114,240
*	drugstore.com, Inc.	4,204	12,864
*	Duckwall-ALCO Stores, Inc.	700	20,706
	Educational Development Corp.	1,000	5,500
*	Emerson Radio Corp.	31,640	44,296
#	Emmis Communications Corp. Class A	18,000	77,580
	Entercom Communications Corp.	43,900	715,131
* #	Entravision Communications Corp.	67,000	501,160
	Escalade, Inc.	600	5,616
*	Expedia, Inc.	109,511	3,570,059
*	Fairchild Corp. Class A	5,491	13,288
*	Famous Dave’s of America, Inc.	200	2,768
	Finish Line, Inc. Class A	31,363	117,611

2

*	Finlay Enterprises, Inc.	1,800	5,346
*	Flanigan’s Enterprises, Inc.	865	7,223
	Foot Locker, Inc.	183,800	2,398,590
* #	Ford Motor Co.	1,821,608	13,680,276
*	Franklin Covey Co.	22,651	158,330
*	Franklin Electronic Publishers, Inc.	14,350	47,498
	Fred’s, Inc.	51,500	536,630
	FTD Group, Inc.	21,800	292,120
* #	Fuel Systems Solutions, Inc.	2,073	30,556
#	Furniture Brands International, Inc.	42,000	425,460
*	GameStop Corp. Class A	12,986	746,046
*	GameTech International, Inc.	2,500	19,425
* #	Gander Mountain Co.	24,080	116,788
	Gannett Co., Inc.	325,900	11,976,825
*	Gaylord Entertainment Co.	35,582	1,496,579
	General Motors Corp.	558,600	16,663,038
*	G-III Apparel Group, Ltd.	2,050	29,458
*	Gottschalks, Inc.	21,876	83,566
	Gray Television, Inc.	66,879	569,140
*	Great Wolf Resorts, Inc.	46,020	497,936
	Group 1 Automotive, Inc.	31,900	857,472
#	Handleman Co.	21,126	46,688
	Harrah’s Entertainment, Inc.	205,073	18,060,779
*	Harris Interactive, Inc.	48,600	203,634
*	Hartmarx Corp.	2,000	8,000
*	Hastings Entertainment, Inc.	1,572	14,211
#	Haverty Furniture Co., Inc.	26,300	223,550
*	Hawk Corp.	600	9,576
*	Hayes Lemmerz International, Inc.	92,690	382,810
	Hearst-Argyle Television, Inc.	75,338	1,475,118
*	IAC/InterActiveCorp.	197,697	5,501,908
	Idearc, Inc.	5,825	110,209
	ILX Resorts, Inc.	900	5,400
*	Image Entertainment, Inc.	2,500	9,800
*	Infosonics Corp.	600	1,224
*	Interstate Hotels & Resorts, Inc.	12,200	56,974
	J. Alexander’s Corp.	11,218	123,398
	J.C. Penney Co., Inc.	124,115	5,475,954
* #	Jakks Pacific, Inc.	18,275	461,261
* #	Jarden Corp.	43,815	1,154,963
*	Jo-Ann Stores, Inc.	32,500	534,950
	Johnson Outdoors, Inc.	11,828	272,517
	Jones Apparel Group, Inc.	125,900	2,346,776
	Journal Communications, Inc. Class A	8,100	73,710
#	Journal Register Co.	41,000	90,200
#	KB Home	42,400	885,736
	Kellwood Co.	50,700	759,993
	Kenneth Cole Productions, Inc. Class A	4,855	91,565
	Kimball International, Inc. Class B	35,282	470,662
* #	Kirkland’s, Inc.	11,625	8,719
	LaCrosse Footwear, Inc.	95	1,709
*	Lakeland Industries, Inc.	7,057	76,216
* #	Lakes Entertainment, Inc.	32,400	215,136
#	Landry’s Restaurants, Inc.	25,100	592,862
*	Lazare Kaplan International, Inc.	8,400	78,960

3

#	La-Z-Boy, Inc.	49,900	272,454
* #	Lear Corp.	32,100	945,024
	Lee Enterprises, Inc.	23,000	322,000
	Leggett & Platt, Inc.	184,600	3,799,068
	Lennar Corp. Class A	34,400	544,896
	Lennar Corp. Class B	1,840	26,938
* #	Lenox Group, Inc.	14,054	39,492
	Libbey, Inc.	15,000	232,650
*	Liberty Global, Inc. Class A	32,020	1,300,652
* #	Liberty Global, Inc. Series C	191,169	7,312,214
*	Liberty Media Holding Corp. Capital Class A	123,417	14,694,028
*	Liberty Media Holding Corp. Capital Class B	2,549	303,331
*	Liberty Media Holding Corp. Interactive Class A	459,499	9,258,905
* #	Liberty Media Holding Corp. Interactive Class B	9,575	194,037
#	Lifetime Brands, Inc.	20,800	266,656
* #	Lin TV Corp.	28,500	319,770
#	Lithia Motors, Inc. Class A	11,700	182,520
*	Live Nation, Inc.	31,462	422,220
*	Lodgian, Inc.	28,478	326,358
*	Luby’s, Inc.	30,500	333,365
#	M/I Homes, Inc.	20,100	201,603
* #	Mace Security International, Inc.	9,231	19,016
	Macy’s, Inc.	681,504	20,206,594
* #	MarineMax, Inc.	15,800	258,330
*	Max & Erma’s Restaurants, Inc.	800	2,000
	MDC Holdings, Inc.	70,464	2,493,721
*	Meade Instruments Corp.	9,714	12,531
	Media General, Inc. Class A	27,600	683,652
*	MGM Mirage	99,400	8,598,100
	Modine Manufacturing Co.	36,400	738,192
* #	Mohawk Industries, Inc.	65,700	5,284,908
	Monaco Coach Corp.	40,000	361,200
	Monro Muffler Brake, Inc.	900	18,963
*	Morton’s Restaurant Group, Inc.	6,900	79,212
	Movado Group, Inc.	14,700	407,190
* #	Multimedia Games, Inc.	32,288	256,367
#	Nautilus Group, Inc.	10,000	57,500
* #	Navarre Corp.	19,700	41,567
	News Corp. Class A	947,120	19,955,818
*	Nobel Learning Communities, Inc.	320	4,637
* #	Office Depot, Inc.	1,237	21,202
#	OfficeMax, Inc.	100,000	2,493,000
#	Orleans Homebuilders, Inc.	15,363	77,430
	O’Charleys, Inc.	28,308	422,072
*	Outdoor Channel Holdings, Inc.	28,415	198,337
#	Oxford Industries, Inc.	21,300	527,601
* #	Palm Harbor Homes, Inc.	24,859	280,410
* #	PC Mall, Inc.	8,700	94,569
#	Penske Automotive Group, Inc.	122,800	2,456,000
	Phillips-Van Heusen Corp.	700	29,694
*	Phoenix Footwear Group, Inc.	9,300	13,764
#	Pier 1 Imports, Inc.	53,100	218,772
*	Pinnacle Entertainment, Inc.	62,200	1,707,390
*	Pomeroy IT Solutions, Inc.	10,282	72,591
*	Proliance International, Inc.	8,943	24,772

4

*	QEP Co., Inc.	4,600	48,070
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	9,804	6,177
*	Quiksilver, Inc.	130,200	1,380,120
*	R.H. Donnelley Corp.	60,900	2,705,178
*	Radio One, Inc. Class D	70,300	143,412
*	RC2 Corp.	20,200	587,416
#	RCN Corp.	13,486	195,817
*	Red Lion Hotels Corp.	18,876	181,210
*	Regent Communications, Inc.	13,999	28,978
* #	Restoration Hardware, Inc.	1,700	12,002
* #	Retail Ventures, Inc.	500	3,470
*	Rex Stores Corp.	4,050	62,370
* #	Rockford Corp.	3,502	6,759
* #	Rocky Brands, Inc.	7,164	50,148
	Russ Berrie & Co., Inc.	15,300	253,980
#	Ryland Group, Inc.	64,500	1,483,500
*	Saga Communications, Inc. Class A	22,095	150,909
	Saks, Inc.	134,050	2,761,430
	Salem Communications Corp.	19,181	153,448
	Sauer-Danfoss, Inc.	6,000	145,800
*	Scholastic Corp.	38,300	1,349,692
* #	Sears Holdings Corp.	479	50,539
	Service Corp. International	420,300	5,581,584
* #	Sharper Image Corp.	20,300	67,599
	Shiloh Industries, Inc.	25,161	247,836
*	Shoe Carnival, Inc.	5,300	61,692
* #	Silverleaf Resorts, Inc.	13,700	71,788
	Sinclair Broadcast Group, Inc. Class A	69,500	719,325
* #	Six Flags, Inc.	22,900	53,586
#	Skyline Corp.	14,200	481,380
	Snap-On, Inc.	41,800	2,043,184
	Sonic Automotive, Inc.	45,500	1,051,505
* #	Source Interlink Companies, Inc.	22,880	45,989
* #	Spanish Broadcasting System, Inc.	35,700	68,544
	Speedway Motorsports, Inc.	57,089	1,926,754
*	Sport Chalet, Inc. Class A	16,382	122,701
*	Sport Chalet, Inc. Class B	500	3,685
	Sport Supply Group, Inc.	10,523	107,335
	Stage Stores, Inc.	59,950	1,014,354
*	Stamps.com, Inc.	1,853	23,533
#	Standard Motor Products, Inc.	23,500	174,135
#	Standard Pacific Corp.	81,500	281,990
	Steinway Musical Instruments, Inc.	8,553	241,622
* #	Steven Madden, Ltd.	1,101	25,026
#	Stewart Enterprises, Inc.	25,202	206,656
*	Stoneridge, Inc.	23,350	194,272
	Strattec Security Corp.	3,400	150,960
#	Sturm Ruger & Co., Inc.	6,800	62,900
#	Superior Industries International, Inc.	40,000	740,800
	Superior Uniform Group, Inc.	9,078	102,581
#	Syms Corp.	6,000	97,200
* #	Syntax-Brillian Corp.	1,375	4,001
#	Systemax, Inc.	29,000	572,750
	Tandy Brand Accessories, Inc.	9,967	94,587
* #	Tarragon Corp.	24,386	41,456

5

	The Marcus Corp.	19,200	345,984
#	The McClatchey Co.	255	3,445
	The Men’s Wearhouse, Inc.	1,500	51,780
#	The Pep Boys - Manny, Moe & Jack	81,600	891,888
* #	The Steak n Shake Co.	48,100	556,517
	Time Warner, Inc.	5,502,800	94,978,328
* #	Toll Brothers, Inc.	90,600	1,872,702
	Traffix, Inc.	12,489	76,308
*	Trans World Entertainment Corp.	24,866	135,768
#	Tribune Co.	121,332	3,766,145
*	Triple Crown Media, Inc.	3,800	17,252
* #	Trump Entertainment Resorts, Inc.	600	3,102
*	TRW Automotive Holdings Corp.	110,475	2,480,164
*	Unifi, Inc.	78,604	235,812
	Unifirst Corp.	20,100	751,137
* #	ValueVision Media, Inc. Class A	300	1,974
* #	Warnaco Group, Inc.	41,700	1,538,730
* #	WCI Communities, Inc.	27,700	93,072
* #	West Marine, Inc.	24,100	212,803
#	Whirlpool Corp.	3,900	315,744
*	Wilsons The Leather Experts, Inc.	16,535	18,023
#	Wyndham Worldwide Corp.	161,416	4,708,505
* #	Zale Corp.	45,800	819,362
Total Consumer Discretionary			518,276,094

Consumer Staples — (5.0%)
	Alberto-Culver Co.	52,900	1,352,124
	Archer-Daniels-Midland Co.	638,865	23,222,743
*	Bridgford Foods Corp.	100	696
*	Cagle’s, Inc. Class A	600	5,190
#	Cal-Maine Foods, Inc.	27,317	672,818
*	Caribou Coffee Co.	3,400	15,572
* #	Central Garden & Pet Co.	23,200	124,584
* #	Central Garden & Pet Co. Class A	28,200	148,050
#	Chiquita Brands International, Inc.	48,500	930,715
	Coca-Cola Enterprises, Inc.	626,700	16,275,399
*	Constellation Brands, Inc. Class A	178,136	4,195,103
*	Constellation Brands, Inc. Class B	925	21,737
	Corn Products International, Inc.	106,700	4,196,511
	CVS Caremark Corp.	813,014	32,593,731
	Del Monte Foods Co.	311,000	2,736,800
	Farmer Brothers Co.	14,326	329,355
#	Great Atlantic & Pacific Tea, Inc.	18,700	561,935
	Griffin Land & Nurseries, Inc. Class A	400	13,892
* #	Hain Celestial Group, Inc.	44,900	1,485,292
#	Imperial Sugar Co.	10,961	250,130
	Ingles Market, Inc. Class A	11,001	261,714
	J & J Snack Foods Corp.	1,400	45,332
	J.M. Smucker Co.	73,182	3,595,432
	Kraft Foods, Inc.	1,228,291	42,437,454
	Longs Drug Stores Corp.	28,900	1,529,388
#	MGP Ingredients, Inc.	15,600	128,232
	Molson Coors Brewing Co.	136,700	7,359,928
*	Monterey Pasta Co.	11,700	39,663
	Nash Finch Co.	20,900	745,921

6

*	Natrol, Inc.	24,296	105,688
*	Natural Alternatives International, Inc.	300	2,409
* #	Natural Health Trends Corp.	15,800	25,122
*	Omega Protein Corp.	21,327	153,554
* #	Parlux Fragrances, Inc.	17,700	71,154
*	Pathmark Stores, Inc.	177	2,283
	PepsiAmericas, Inc.	183,900	6,225,015
*	Performance Food Group Co.	48,200	1,334,658
#	Pilgrim’s Pride Corp.	101,800	2,654,944
*	Prestige Brands Holdings, Inc.	65,400	544,128
	PriceSmart, Inc.	25,050	747,241
*	Pyramid Breweries, Inc.	10,226	24,645
*	Redhook Ale Brewery, Inc.	9,200	58,696
#	Reynolds American, Inc.	250,700	17,554,014
	Ruddick Corp.	41,100	1,470,969
#	Sanderson Farms, Inc.	29,200	906,952
* #	Sanfilippo (John B.) & Son, Inc.	9,000	76,320
#	Seaboard Corp.	1,100	1,659,900
* #	Smithfield Foods, Inc.	148,613	4,465,821
* #	Spectrum Brands, Inc.	29,000	149,930
	SUPERVALU, Inc.	303,532	12,708,885
	Tasty Baking Co.	4,500	44,010
* #	TreeHouse Foods, Inc.	12,400	292,268
	Tyson Foods, Inc. Class A	405,030	6,038,997
	Universal Corp.	39,000	2,093,520
	Weis Markets, Inc.	31,500	1,288,980
* #	Winn-Dixie Stores, Inc.	9,300	175,863
*	Zapata Corp.	1,164	8,276
Total Consumer Staples			206,159,683

Energy — (12.8%)
	Adams Resources & Energy, Inc.	1,600	39,840
* #	Allis-Chalmers Energy, Inc.	47,700	722,655
	Anadarko Petroleum Corp.	598,568	33,878,949
	Apache Corp.	487,346	47,170,219
* #	Basic Energy Services, Inc.	38,360	748,020
*	Bill Barret Corp.	1,140	44,004
* #	Bois d’Arc Energy, Inc.	31,325	613,970
* #	Brigham Exploration Co.	43,477	300,426
* #	Bristow Group, Inc.	32,400	1,782,000
*	Bronco Drilling Co., Inc.	39,100	561,476
	Cabot Oil & Gas Corp.	3,300	113,586
*	Callon Petroleum Co.	21,700	324,415
*	Carrizo Oil & Gas, Inc.	100	4,845
	Chesapeake Energy Corp.	540,200	20,446,570
	Cimarex Energy Co.	84,300	3,256,509
*	Clayton Williams Energy, Inc.	18,190	523,144
* #	Complete Production Services, Inc.	95,200	1,686,944
*	Comstock Resources, Inc.	60,099	2,013,316
	ConocoPhillips	2,125,046	170,088,682
* #	Dawson Geophysical Co.	400	26,808
* #	Delta Petroleum Corp.	8,728	134,149
	Devon Energy Corp.	617,500	51,135,175
	Diamond Offshore Drilling, Inc.	16,900	1,967,667
* #	Edge Petroleum Corp.	29,700	175,230

7

* #	Encore Acquisition Co.	61,240	1,993,362
*	Energy Partners, Ltd.	9,800	121,324
	ENSCO International, Inc.	85,046	4,579,727
	EOG Resources, Inc.	20,900	1,730,102
* #	EXCO Resources, Inc.	105,200	1,470,696
* #	Exterran Holdings, Inc.	47,289	3,785,012
*	Forest Oil Corp.	97,889	4,608,614
*	Grey Wolf, Inc.	223,700	1,136,396
	Gulf Island Fabrication, Inc.	3,100	98,611
* #	Gulfmark Offshore, Inc.	23,100	1,026,564
* #	Harvest Natural Resources, Inc.	35,500	462,565
*	Helix Energy Solutions Group, Inc.	11,700	474,903
	Helmerich & Payne, Inc.	86,900	3,002,395
	Hess Corp.	302,400	21,536,928
*	Hkn, Inc.	4,000	34,400
*	Horizon Offshore, Inc.	3,500	59,290
* #	Hornbeck Offshore Services, Inc.	19,000	782,230
* #	Infinity, Inc.	14,571	7,285
	Marathon Oil Corp.	612,990	34,266,141
*	Mariner Energy, Inc.	97,000	2,102,960
	Massey Energy Co.	33,400	1,133,930
*	Meridian Resource Corp.	150,805	262,401
*	National-Oilwell, Inc.	7,158	487,818
*	Natural Gas Services Group	15,260	275,290
*	Newfield Exploration Co.	98,880	4,929,168
*	Newpark Resources, Inc.	133,000	715,540
	Noble Energy, Inc.	242,940	17,501,398
	Occidental Petroleum Corp.	28,852	2,013,004
*	Oil States International, Inc.	50,000	1,585,500
	Overseas Shipholding Group, Inc.	54,800	3,923,680
*	Parker Drilling Co.	76	543
	Patterson-UTI Energy, Inc.	8,200	154,570
* #	Petrohawk Energy Corp.	200,162	3,262,641
* #	Petroleum Development Corp.	16,500	836,055
*	PHI, Inc.	20,697	660,027
*	Pioneer Drilling Co.	84,500	1,006,395
	Pioneer Natural Resources Co.	156,600	6,979,662
*	Plains Exploration & Production Co.	107,479	5,418,016
*	Pride International, Inc.	98,500	3,247,545
* #	Quest Resource Corp.	2,100	16,926
	Range Resources Corp.	28,650	1,165,482
	Rowan Companies, Inc.	66,200	2,343,480
*	SEACOR Holdings, Inc.	29,588	2,679,785
*	Stone Energy Corp.	37,515	1,695,678
*	Swift Energy Corp.	33,430	1,354,249
	Tesoro Petroleum Corp.	61,800	3,039,324
	Tidewater, Inc.	88,400	4,321,876
* #	Trico Marine Services, Inc.	24,200	855,954
*	Union Drilling, Inc.	31,500	400,050
*	Unit Corp.	57,000	2,549,040
#	USEC, Inc.	126,300	1,036,923
	Valero Energy Corp.	492,100	32,020,947
	W&T Offshore, Inc.	65,800	1,737,120
*	Whiting Petroleum Corp.	54,066	2,850,360
Total Energy			533,498,481

8

Financials — (28.8%)
	1st Independence Financial Group, Inc.	100	1,275
	1st Source Corp.	41,411	834,018
	21st Century Holding Co.	8,390	108,399
*	Abington Bancorp, Inc.	400	3,544
	Access National Corp.	600	3,492
	Advanta Corp. Class A	19,950	185,934
	Advanta Corp. Class B	26,550	265,765
	Affirmative Insurance Holdings, Inc.	6,456	71,468
	Alabama National Bancorporation	6,100	471,469
	Alfa Corp.	57,857	1,250,290
*	Allegheny Corp.	8,354	3,416,786
	Allstate Corp.	600,000	30,672,000
#	AMBAC Financial Group, Inc.	70,526	1,920,423
*	AmComp, Inc.	8,400	83,076
	Amcore Financial, Inc.	29,421	691,393
	American Bancorp of New Jersey, Inc.	17,160	183,612
	American Capital Strategies, Ltd.	95,823	3,603,903
	American Equity Investment Life Holding Co.	88,700	799,187
	American Financial Group, Inc.	172,500	5,040,450
*	American Independence Corp.	866	7,959
	American International Group, Inc.	1,674,475	97,337,232
	American National Insurance Co.	42,348	5,062,703
	American Physicians Capital, Inc.	4,950	207,702
	American West Bancorporation	23,786	431,716
* #	AmeriCredit Corp.	105,100	1,205,497
	Ameris Bancorp	1,849	31,119
* #	AmeriServe Financial, Inc.	25,273	73,797
#	Anchor Bancorp Wisconsin, Inc.	22,330	567,629
	AON Corp.	201,300	10,058,961
*	Appalachian Bancshares, Inc.	1,000	10,750
#	Asset Acceptance Capital Corp.	12,821	144,877
#	Assurant, Inc.	113,300	7,413,219
	Astoria Financial Corp.	6,500	162,760
*	B of I Holding, Inc.	7,114	50,865
	Baldwin & Lyons, Inc. Class B	4,700	126,618
	Bancorp Rhode Island, Inc.	400	14,364
	BancorpSouth, Inc.	400	9,784
	BancTrust Financial Group, Inc.	93	1,135
	Bank of America Corp.	1,653,310	76,267,190
*	Bank of Florida Corp.	5,149	65,907
	Bank of Granite Corp.	375	4,331
	BankFinancial Corp.	27,890	440,941
#	BankUnited Financial Corp. Class A	56,000	446,880
	Banner Corp.	19,358	579,966
#	BB&T Corp.	169,900	6,129,992
#	Bear Stearns Companies, Inc.	143,122	14,269,263
	Benjamin Franklin Bancorp, Inc.	5,074	66,875
	Berkshire Hills Bancorp, Inc.	18,300	444,141
	Beverly Hills Bancorp, Inc.	31,773	172,210
	Blackrock, Inc.	111,100	22,038,907
*	BNCCORP., Inc.	494	7,494
#	Boston Private Financial Holdings, Inc.	52,400	1,443,096
	Brookline Bancorp, Inc.	79,734	817,273

9

	Cadence Financial Corp.	7,600	124,260
#	Capital City Bank Group, Inc.	2,400	69,672
#	Capital One Financial Corp.	339,269	18,086,430
	Capital Southwest Corp.	6,376	766,650
	Cardinal Financial Corp.	38,653	370,296
	Cascade Financial Corp.	5,700	77,862
	Cash America International, Inc.	4,600	165,508
#	Cathay General Bancorp	9,900	286,902
* #	Centennial Bank Holdings, Inc.	7,900	39,895
#	Center Bancorp, Inc.	63	753
	Central Pacific Financial Corp.	25,761	520,630
#	CFS Bancorp, Inc.	14,248	202,464
	Chemical Financial Corp.	34,375	862,812
	Chubb Corp.	521,005	28,420,823
	Cincinnati Financial Corp.	169,250	6,766,615
	CIT Group, Inc.	278,400	7,405,440
	Citigroup, Inc.	208,300	6,936,390
	Citizens Community Bancorp, Inc.	7,264	66,756
	Citizens First Bancorp, Inc.	10,138	149,231
	Citizens Republic Bancorp, Inc.	31,100	442,242
	Citizens South Banking Corp.	1,842	21,459
	City Holding Co.	6,500	233,870
#	CNA Financial Corp.	241,900	8,572,936
*	CNA Surety Corp.	53,825	1,110,410
	Colony Bankcorp, Inc.	300	4,800
	Columbia Banking System, Inc.	6,623	204,055
	Comerica, Inc.	83,400	3,818,052
	Commerce Group, Inc.	93,900	3,375,705
* #	Community Bancorp	1,000	18,030
	Community Bank System, Inc.	47,100	950,007
	Community Trust Bancorp, Inc.	21,942	619,861
	Community West Bancshares	400	4,610
	Compass Diversified Holdings	4,500	67,005
* #	CompuCredit Corp.	37,805	489,953
*	Conseco, Inc.	52,880	678,979
* #	Consumer Portfolio Services, Inc.	25,479	84,335
*	Core-Mark Holding Co., Inc.	8,100	217,323
#	Corus Bankshares, Inc.	25,400	241,046
#	Countrywide Financial Corp.	852,998	9,229,438
* #	Cowen Group, Inc.	24,048	258,035
	Crawford & Co. Class A	1,200	3,984
*	Crescent Financial Corp.	9,570	97,518
*	Dearborn Bancorp, Inc.	5,880	60,094
	Delphi Financial Group, Inc. Class A	59,050	2,269,882
#	Delta Financial Corp.	27,635	50,848
	Dime Community Bancshares	20,412	276,991
	Donegal Group, Inc. Class A	33,859	571,879
* #	E*TRADE Financial Corp.	35,127	161,584
*	Eastern Insurance Holdings, Inc.	4,000	64,920
	EMC Insurance Group, Inc.	24,800	603,880
* #	Encore Capital Group, Inc.	38,072	390,999
#	Enterprise Financial Services Corp.	1,000	22,930
	ESB Financial Corp.	500	5,195
	Farmers Capital Bank Corp.	100	2,800
	FBL Financial Group, Inc. Class A	41,500	1,538,405

10

	Federal Agriculture Mortgage Corp. Class A	277	5,138
	Federal Agriculture Mortgage Corp. Class C	13,100	356,451
	Fidelity National Financial, Inc.	293,557	4,585,360
	Fidelity Southern Corp.	9,015	99,165
	Financial Federal Corp.	30,600	675,954
	Financial Institutions, Inc.	1,850	33,355
	First American Corp.	141,500	4,836,470
	First Bancorp	15,110	288,752
#	First Charter Corp.	7,900	237,948
	First Citizens BancShares, Inc.	4,263	667,969
#	First Commonwealth Financial Corp.	83,900	976,596
	First Community Bancorp	37,300	1,678,127
	First Community Bancshares, Inc.	2,977	95,591
#	First Defiance Financial Corp.	400	8,840
	First Financial Corp.	23,372	663,297
	First Indiana Corp.	9,611	306,110
	First M&F Corp.	300	4,944
	First Merchants Corp.	31,341	679,786
	First National Lincoln Corp.	100	1,470
#	First Niagara Financial Group, Inc.	130,180	1,618,137
	First PacTrust Bancorp, Inc.	600	12,120
	First Place Financial Corp.	28,703	414,471
*	First Regional Bancorp	1,200	26,448
	First Security Group, Inc.	600	5,700
	First State Bancorporation	22,200	324,564
	Firstbank Corp.	210	3,305
*	FirstCity Financial Corp.	13,100	106,372
* #	FirstFed Financial Corp.	2,700	94,554
#	Flagstar Bancorp, Inc.	68,400	430,920
	Flushing Financial Corp.	35,296	566,854
	FNB Corp.	276	7,515
	FNB United Corp.	6,679	83,488
*	FPIC Insurance Group, Inc.	10,600	452,938
* #	Franklin Bank Corp.	20,400	86,700
* #	Franklin Credit Management Corp.	1,600	1,680
#	Fremont General Corp.	6,300	15,813
	Fulton Financial Corp.	144,063	1,802,228
	Gateway Financial Holdings, Inc.	20,341	270,332
	GB&T Bancshares, Inc.	19,659	208,779
	German American Bancorp, Inc.	17,280	227,232
*	Great Lakes Bancorp, Inc.	9,899	127,598
	Greene Bancshares, Inc.	16,578	495,185
	GS Financial Corp.	100	1,873
*	Hallmark Financial Services, Inc.	16,700	249,832
	Hancock Holding Co.	1,500	58,815
	Hanmi Financial Corp.	22,459	215,382
	Hanover Insurance Group, Inc.	72,600	3,274,260
	Harleysville Group, Inc.	47,300	1,655,500
	Harleysville National Corp.	32,886	504,800
	Harrington West Financial Group, Inc.	400	4,900
	Hartford Financial Services Group, Inc.	412,713	39,339,803
	HCC Insurance Holdings, Inc.	88,665	2,725,562
	Heartland Financial USA, Inc.	900	17,991
	Heritage Commerce Corp.	9,900	176,220
	HMN Financial, Inc.	4,096	98,181

11

	Home Bancshares, Inc.	11,700	234,351
	Horace Mann Educators Corp.	63,400	1,240,104
	Horizon Financial Corp.	841	14,474
*	HouseValues, Inc.	300	1,026
	Hudson City Bancorp, Inc.	685,228	10,429,170
	Huntington Bancshares, Inc.	16,418	257,598
	IBERIABANK Corp.	13,500	653,400
	Imperial Capital Bancorp, Inc.	1,600	36,480
	Independence Holding Co.	15,400	208,824
	Infinity Property & Casualty Corp.	32,000	1,250,880
	Integra Bank Corp.	22,600	363,182
	Intervest Bancshares Corp.	4,200	66,906
	Irwin Financial Corp.	32,500	264,225
	Janus Capital Group, Inc.	294,229	9,877,268
	Jefferies Group, Inc.	45,600	1,165,536
	JPMorgan Chase & Co.	2,997,448	136,743,578
	KeyCorp	236,600	6,232,044
*	KMG America Corp.	200	1,240
	KNBT Bancorp, Inc.	47,779	757,775
*	Knight Capital Group, Inc.	100,607	1,343,103
* #	LaBranche & Co., Inc.	2,500	13,275
#	Lakeland Bancorp, Inc.	27,519	316,744
	LandAmerica Financial Group, Inc.	15,700	413,224
	Landmark Bancorp, Inc.	1,470	40,337
	Legacy Bancorp, Inc.	14,600	185,858
	Legg Mason, Inc.	63,100	4,815,161
	Lehman Brothers Holdings, Inc.	74,515	4,666,874
#	Leucadia National Corp.	285,600	13,411,776
	Lincoln National Corp.	407,407	25,084,049
	LNB Bancorp, Inc.	11,389	162,293
	Loews Corp.	802,700	38,361,033
	M&T Bank Corp.	44,600	4,056,816
	MainSource Financial Group, Inc.	31,910	480,565
*	Marlin Business Services, Inc.	12,600	170,100
	Marshall & Ilsley Corp.	39,980	1,258,171
	MB Financial, Inc.	48,800	1,546,960
#	MBIA, Inc.	136,380	4,979,234
#	MBT Financial Corp.	17,400	165,300
	MCG Capital Corp.	56,339	636,631
*	Meadowbrook Insurance Group, Inc.	56,480	519,051
	Medallion Financial Corp.	20,360	200,139
	Mercantile Bank Corp.	354	6,064
	Mercer Insurance Group, Inc.	11,035	195,430
	Mercury General Corp.	59,400	3,082,266
	Merrill Lynch & Co., Inc.	326,416	19,565,375
	MetLife, Inc.	1,031,200	67,636,408
#	MGIC Investment Corp.	11,200	263,424
	MicroFinancial, Inc.	700	4,361
	Midland Co.	5,287	338,157
#	Midwest Banc Holdings, Inc.	3,522	44,377
	Morgan Stanley	332,750	17,542,580
	MutualFirst Financial, Inc.	1,500	26,100
	National City Corp.	750,400	14,827,904
#	National Penn Bancshares, Inc.	35,176	552,615
	National Western Life Insurance Co. Class A	700	140,679

12

	Nationwide Financial Services, Inc.	74,700	3,343,572
*	Navigators Group, Inc.	21,900	1,285,530
	Nelnet, Inc. Class A	1,300	17,927
	New Hampshire Thrift Bancshares, Inc.	400	5,000
#	New York Community Bancorp, Inc.	427,924	7,963,666
#	NewAlliance Bancshares, Inc.	167,400	2,159,460
*	Newtek Business Services, Inc.	4,600	5,566
* #	NexCen Brands, Inc.	17,690	79,605
*	North Pointe Holdings Corp.	1,260	13,381
	Northeast Community Bancorp, Inc.	16,024	187,321
	Northrim Bancorp, Inc.	4,115	77,074
#	Northwest Bancorp, Inc.	2,100	58,254
	NYMAGIC, Inc.	13,520	301,226
	Oak Hill Financial, Inc.	6,400	192,512
#	OceanFirst Financial Corp.	12,678	208,680
* #	Ocwen Financial Corp.	34,000	190,400
	Odyssey Re Holdings Corp.	108,000	4,162,320
	Old National Bancorp	4,800	76,704
	Old Republic International Corp.	293,312	4,402,613
	Omega Financial Corp.	21,511	665,765
	PAB Bankshares, Inc.	300	4,497
	Pacific Continental Corp.	500	7,350
*	Pacific Mercantile Bancorp	3,957	52,351
*	Pacific Premier Bancorp, Inc.	300	2,808
	Pamrapo Bancorp, Inc.	100	2,037
	Park National Corp.	2,400	181,368
	Parkvale Financial Corp.	200	5,762
	Partners Trust Financial Group, Inc.	77,727	991,019
	Patriot Capital Funding, Inc.	17,141	183,752
* # ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	26,800	176,880
*	Pennsylvania Commerce Bancorp, Inc.	100	2,807
	Peoples Bancorp of North Carolina	300	4,914
	Peoples Bancorp, Inc.	17,618	426,179
	People’s United Financial, Inc.	58,263	988,723
	PFF Bancorp, Inc.	15,100	141,940
*	Pico Holdings, Inc.	24,700	950,703
*	Pinnacle Financial Partners, Inc.	7,800	227,214
*	Piper Jaffray Companies, Inc.	3,100	143,592
*	PMA Capital Corp. Class A	38,757	338,736
	PNC Financial Services Group, Inc.	51,000	3,733,710
*	Porter Bancorp, Inc.	300	6,039
	Premier Financial Bancorp, Inc.	400	5,200
	Presidential Life Corp.	23,958	413,036
	Princeton National Bancorp, Inc.	200	4,804
	Principal Financial Group, Inc.	201,500	13,196,235
*	ProAssurance Corp.	41,575	2,279,973
	ProCentury Corp.	16,960	238,627
	Prosperity Bancshares, Inc.	26,700	858,138
	Protective Life Corp.	88,700	3,670,406
	Provident Bankshares Corp.	34,230	802,694
	Provident Financial Holdings, Inc.	9,189	167,791
#	Provident Financial Services, Inc.	62,828	933,624
#	Provident New York Bancorp	72,800	888,160
	Prudential Financial, Inc.	407,300	38,343,222

13

	Pulaski Financial Corp.	1,850	19,962
#	Radian Group, Inc.	87,404	991,161
	Rainier Pacific Financial Group, Inc.	9,409	139,347
	Regions Financial Corp.	611,811	16,170,165
	Reinsurance Group of America, Inc.	93,900	5,080,929
	Renasant Corp.	27,350	533,599
	Republic Bancorp, Inc. Class A	1,900	30,875
*	Republic First Bancorp, Inc.	744	5,729
#	Resource America, Inc.	17,900	290,338
* #	Rewards Network, Inc.	16,217	84,815
	Riverview Bancorp, Inc.	17,745	232,460
	RLI Corp.	34,200	2,039,346
	Rockville Financial, Inc.	437	5,974
	Rome Bancorp, Inc.	12,535	146,033
	Royal Bancshares of Pennsylvania, Inc. Class A	300	3,588
*	RTW, Inc.	2,300	28,221
	SAFECO Corp.	155,666	8,983,485
	Safety Insurance Group, Inc.	8,400	306,684
#	Sanders Morris Harris Group, Inc.	38,875	378,254
	Sandy Spring Bancorp, Inc.	18,023	529,155
	SCBT Financial Corp.	600	18,600
*	SCPIE Holdings, Inc.	700	19,019
*	Seabright Insurance Holdings	33,970	526,875
	Seacoast Banking Corp. of Florida	8,176	102,609
#	Security Bank Corp.	23,611	266,096
	Selective Insurance Group, Inc.	82,800	1,953,252
	Shore Bancshares, Inc.	600	14,250
* #	SI Financial Group, Inc.	1,900	19,247
	Simmons First National Corp. Class A	24,400	636,596
#	South Financial Group, Inc.	97,879	1,753,992
*	Southcoast Financial Corp.	300	4,470
	Southern Community Financial Corp.	23,587	160,392
*	Southern First Bancshares, Inc.	400	7,200
#	Sovereign Bancorp, Inc.	679,583	7,998,692
	StanCorp Financial Group, Inc.	27,000	1,406,430
	State Auto Financial Corp.	47,900	1,335,452
	Sterling Financial Corp.	22,488	403,210
	Stewart Information Services Corp.	26,600	720,062
* #	Stratus Properties, Inc.	500	15,700
* #	Sun American Bancorp	560	2,666
* #	Sun Bancorp, Inc.	37,742	635,953
	SunTrust Banks, Inc.	250,100	17,534,511
* #	Superior Bancorp	12,700	76,073
#	Susquehanna Bancshares, Inc.	77,485	1,541,182
*	Susser Holdings Corp.	5,000	117,900
	SWS Group, Inc.	16,200	219,672
	Taylor Capital Group, Inc.	2,694	59,645
	TF Financial Corp.	200	5,298
#	The Colonial BancGroup, Inc.	119,200	1,897,664
	The Phoenix Companies, Inc.	88,600	1,064,972
	The Travelers Companies, Inc.	746,700	39,657,237
	The Wilber Corp.	600	5,412
	TierOne Corp.	24,400	570,960
	Timberland Bancorp, Inc.	3,000	46,500
	Torchmark Corp.	74,800	4,613,664

14

	Transatlantic Holdings, Inc.	80,903	6,015,138
* #	Triad Guaranty, Inc.	10,200	87,822
	UMB Financial Corp.	46,740	1,758,359
#	Umpqua Holdings Corp.	55,258	891,864
*	Unico American Corp.	1,900	19,760
#	Union Bankshares Corp.	14,612	302,615
	UnionBanCal Corp.	20,400	1,101,396
	United Community Financial Corp.	50,300	285,201
	United Financial Bancorp, Inc.	13,337	143,639
	United Fire & Casualty Co.	38,923	1,199,607
* #	United PanAm Financial Corp.	15,900	89,040
	United Western Bancorp, Inc.	11,360	238,674
	Unitrin, Inc.	107,300	4,963,698
	Unity Bancorp, Inc.	2,786	25,436
*	Universal American Financial Corp.	46,291	1,103,577
	Univest Corporation of Pennsylvania	10,552	224,758
	Unum Group	498,400	12,380,256
#	Vineyard National Bancorp Co.	13,010	140,508
#	Virginia Financial Group, Inc.	583	10,063
	W. R. Berkley Corp.	103,355	3,160,596
	Wachovia Corp.	1,460,554	62,803,822
	Washington Federal, Inc.	114,645	2,690,718
	Washington Savings Bank, F.S.B.	100	582
	Webster Financial Corp.	64,400	2,169,636
	Wesbanco, Inc.	34,658	831,099
	Wesco Financial Corp.	4,973	2,148,336
	Whitney Holding Corp.	34,675	950,095
	Willow Financial Bancorp, Inc.	28,169	264,789
*	Wilshire Enterprises, Inc.	600	2,334
#	Wintrust Financial Corp.	26,100	921,852
	Zenith National Insurance Corp.	19,800	832,194
	Zions Bancorporation	16,900	922,233
* #	ZipRealty, Inc.	6,969	34,706
Total Financials			1,198,457,799

Health Care — (3.2%)
*	Accelrys, Inc.	10,000	80,300
* #	Adolor Corp.	6,302	24,578
	Aetna, Inc.	218,373	12,202,683
* #	Air Methods Corp.	3,200	168,480
*	Albany Molecular Research, Inc.	34,810	459,840
*	Allied Healthcare International, Inc.	51,255	126,087
*	Allion Healthcare, Inc.	23,000	134,780
	Alpharma, Inc. Class A	59,530	1,250,130
*	American Dental Partners, Inc.	2,650	52,815
	AmerisourceBergen Corp.	132,444	6,008,984
*	AMICAS, Inc.	68,549	169,316
*	AMN Healthcare Services, Inc.	150	2,532
	Analogic Corp.	19,133	1,029,738
*	AngioDynamics, Inc.	31,950	620,150
*	Applera Corp. - Celera Group	84,500	1,277,640
* #	Arena Pharmaceuticals, Inc.	2,400	21,000
* #	Arqule, Inc.	2,100	13,629
	Atrion Corp.	100	11,877
* #	ATS Medical, Inc.	8,800	17,336

15

*	Avigen, Inc.	3,116	13,025
*	BioScrip, Inc.	65,100	572,229
*	Boston Scientific Corp.	873,657	11,034,288
*	Bradley Pharmaceuticals, Inc.	20,400	401,676
*	Bruker BioSciences Corp.	8,300	77,107
* #	Caliper Life Sciences, Inc.	31,300	171,211
*	Cantel Medical Corp.	24,326	430,327
* #	Capital Senior Living Corp.	29,778	244,477
*	Cardiac Science Corp.	37,674	317,592
*	Charles River Laboratories International, Inc.	1,200	76,236
	Chemed Corp.	1,900	102,885
	Cigna Corp.	70,100	3,758,061
* #	Coley Pharmaceutical Group, Inc.	834	6,647
* #	Community Health Systems, Inc.	65,234	2,180,120
*	Conmed Corp.	38,590	960,119
#	Cooper Companies, Inc.	57,037	2,454,302
*	Cross Country Healthcare, Inc.	36,400	529,984
	Datascope Corp.	7,345	268,754
*	Digirad Corp.	21,185	75,842
* #	Emisphere Technologies, Inc.	1,000	3,260
* #	Enzon Pharmaceuticals, Inc.	100	946
*	E-Z-EM, Inc.	16,400	339,480
* #	Gene Logic, Inc.	28,088	27,557
* #	Genitope Corp.	50,340	211,931
*	Gentiva Health Services, Inc.	47,319	854,581
* #	Greatbatch, Inc.	33,060	680,375
*	Hanger Orthopedic Group, Inc.	9,000	94,140
*	Harvard Bioscience, Inc.	575	2,438
*	HealthTronics, Inc.	42,921	181,985
* #	Hi-Tech Pharmacal Co., Inc.	18,809	188,842
	Hooper Holmes, Inc.	63,800	103,994
*	Implant Sciences Corp.	200	280
* #	Infinity Pharmaceuticals, Inc.	3,275	31,407
*	IntegraMed America, Inc.	7,750	96,488
	Invacare Corp.	32,500	845,000
*	Invitrogen Corp.	35,600	3,453,556
*	Iridex Corp.	1,200	3,264
*	Kindred Healthcare, Inc.	43,700	1,073,709
* #	La Jolla Pharmaceutical Co.	2,400	8,904
*	Langer, Inc.	13,247	33,118
* #	Lannet Co., Inc.	8,300	29,880
* #	LifePoint Hospitals, Inc.	2,871	90,838
* #	Martek Biosciences Corp.	4,700	121,542
*	Matria Healthcare, Inc.	31,000	704,320
*	Maxygen, Inc.	42,510	321,801
	McKesson Corp.	53,200	3,550,036
*	MedCath Corp.	35,320	897,834
*	Medco Health Solutions, Inc.	81,500	8,149,185
*	Medical Staffing Network Holdings, Inc.	16,700	101,870
*	MEDTOX Scientific, Inc.	6,750	122,783
* #	Merge Technologies, Inc.	32,175	42,149
*	Millennium Pharmaceuticals, Inc.	319,285	4,706,261
* #	Nabi Biopharmaceuticals	12,200	40,260
* #	Neurocrine Biosciences, Inc.	41,552	541,007
*	Neurogen Corp.	500	1,650

16

*	Nutraceutical International Corp.	9,090	100,263
	Omnicare, Inc.	74,400	1,895,712
*	Orchid Cellmark, Inc.	3,350	15,343
*	Osteotech, Inc.	23,010	189,142
*	Parexel International Corp.	7,800	345,150
*	PDI, Inc.	14,000	135,800
#	PerkinElmer, Inc.	152,800	4,168,384
#	Perrigo Co.	1,900	58,710
* #	Pharmacyclics, Inc.	500	1,025
* #	Pharmanet Development Group, Inc.	28,040	1,107,580
* #	PharMerica Corp.	8,937	131,642
*	Prospect Medical Holdings, Inc.	14,274	60,522
*	Quidel Corp.	500	9,450
*	Regeneration Technologies, Inc.	900	7,992
*	RehabCare Group, Inc.	27,481	634,811
*	Renovis, Inc.	24,444	82,376
*	Res-Care, Inc.	9,560	217,777
* #	Sciele Pharma, Inc.	3,665	81,803
	Span-American Medical System, Inc.	900	10,746
*	Spectrum Pharmaceuticals, Inc.	2,400	7,848
*	SRI/Surgical Express, Inc.	1,600	6,752
*	SunLink Health Systems, Inc.	100	621
*	Symmetry Medical, Inc.	18,200	306,488
*	Synovis Life Technologies, Inc.	7,880	148,223
*	Theragenics Corp.	26,800	105,324
*	Thermo Fisher Scientific, Inc.	120,400	6,939,856
* #	Urologix, Inc.	19,972	26,163
* #	Vical, Inc.	21,330	97,691
*	Watson Pharmaceuticals, Inc.	119,400	3,499,614
*	WellPoint, Inc.	434,292	36,571,729
*	Zoll Medical Corp.	7,600	176,928
Total Health Care			132,144,913

Industrials — (9.2%)
	A.O. Smith Corp.	24,700	874,133
*	AAR Corp.	12,400	409,448
*	ABX Air, Inc.	1,746	7,770
*	Accuride Corp.	43,100	327,129
	Aceto Corp.	31,800	251,856
* #	Active Power, Inc.	10,134	22,802
* #	AGCO Corp.	91,300	6,294,222
	Alamo Group, Inc.	16,485	304,973
* #	Alaska Air Group, Inc.	20,000	506,600
	Albany International Corp. Class A	17,000	657,390
#	Alexander & Baldwin, Inc.	63,000	3,236,940
* #	Allied Defense Group, Inc.	489	2,861
*	Allied Waste Industries, Inc.	321,600	3,669,456
* #	Amerco, Inc.	12,600	824,922
* #	American Superconductor Corp.	3,800	91,732
#	Ameron International Corp.	7,300	772,194
	Ampco-Pittsburgh Corp.	2,100	73,962
*	AMR Corp.	2,200	46,596
#	Amrep Corp.	500	16,530
	Angelica Corp.	10,500	181,965
#	Apogee Enterprises, Inc.	8,500	188,870

17

	Applied Industrial Technologies, Inc.	53,325	1,610,948
	Applied Signal Technologies, Inc.	15,594	199,135
* #	Argon ST, Inc.	1,440	26,237
#	Arkansas Best Corp.	32,500	741,000
*	Arotech Corp.	21,098	54,433
*	Avis Budget Group, Inc.	103,018	1,548,361
*	Axsys Technologies, Inc.	12,900	545,670
* #	AZZ, Inc.	2,100	56,238
	Baldor Electric Co.	22,400	756,000
*	Baldwin Technology Co., Inc. Class A	6,463	31,669
	Barnes Group, Inc.	15,000	464,400
	Belden, Inc.	61,650	2,838,983
#	Bowne & Co., Inc.	19,714	356,035
	Briggs & Stratton Corp.	52,600	1,199,280
	Burlington Northern Santa Fe Corp.	523,260	43,702,675
#	C&D Technologies, Inc.	37,377	197,724
*	Casella Waste Systems, Inc. Class A	1,600	23,952
	CDI Corp.	24,400	650,748
* #	Celadon Group, Inc.	4,500	35,100
	Champion Industries, Inc.	3,986	21,564
	CIRCOR International, Inc.	18,850	817,902
	Comfort Systems USA, Inc.	900	10,575
*	Commercial Vehicle Group, Inc.	31,670	422,161
*	Competitive Technologies, Inc.	1,300	2,782
*	Consolidated Graphics, Inc.	5,500	284,515
*	Cornell Companies, Inc.	3,700	87,024
*	Covenant Transport Group Class A	4,818	34,352
*	CPI Aerostructures, Inc.	9,272	80,852
	CSX Corp.	672,000	28,224,000
	Cubic Corp.	37,500	1,480,500
	Curtiss-Wright Corp.	2,144	115,647
	Deere & Co.	2,300	395,140
*	Delta Air Lines, Inc.	190,100	3,756,376
*	Dollar Thrifty Automotive Group, Inc.	22,900	594,026
	DRS Technologies, Inc.	62,400	3,694,704
*	Ducommun, Inc.	19,378	712,335
	Eastern Co.	115	2,274
	Eaton Corp.	200	17,862
#	EDO Corp.	6,100	340,502
	Electro Rent Corp.	41,791	571,701
#	Encore Wire Corp.	33,080	565,668
*	EnerSys	60,639	1,411,070
	Ennis, Inc.	31,200	572,832
*	EnPro Industries, Inc.	24,200	740,520
*	Esterline Technologies Corp.	33,520	1,750,414
*	Exponent, Inc.	1,600	44,560
* #	ExpressJet Holdings, Inc.	51,800	129,500
	Federal Signal Corp.	58,590	673,785
* #	First Advantage Corp.	4,462	81,208
*	First Consulting Group, Inc.	1,900	24,320
* #	Frontier Airlines Holdings, Inc.	15,400	93,940
	Frozen Food Express Industries, Inc.	6,500	35,880
* #	FuelCell Energy, Inc.	13,772	124,912
	G & K Services, Inc. Class A	29,943	1,217,782
*	Gardner Denver Machinery, Inc.	3,910	129,460

18

	GATX Corp.	80,297	2,973,398
* #	Gehl Co.	12,650	205,057
*	Genesee & Wyoming, Inc.	7,050	184,710
*	GP Strategies Corp.	14,909	133,585
	Granite Construction, Inc.	2,600	106,652
#	Greenbrier Companies, Inc.	26,269	582,646
*	Griffon Corp.	26,670	344,576
	Hardinge, Inc.	16,749	264,132
#	Heico Corp.	9,400	463,044
	Heico Corp. Class A	4,770	190,800
*	Henry Bros. Electronics, Inc.	8,600	43,000
*	Herley Industries, Inc.	5,800	81,954
*	Hub Group, Inc. Class A	2,000	52,160
*	Hudson Highland Group, Inc.	3,780	33,680
*	Huttig Building Products, Inc.	24,100	92,062
#	IKON Office Solutions, Inc.	195,800	2,472,954
*	Industrial Distribution Group, Inc.	1,300	14,586
* #	Innovative Solutions & Support, Inc.	1,200	17,076
* #	Insituform Technologies, Inc. Class A	9,500	123,405
*	International Shipholding Corp.	600	15,396
*	Intersections, Inc.	26,209	259,207
	J.B. Hunt Transport Services, Inc.	19,831	521,357
* #	JetBlue Airways Corp.	110,700	774,900
*	Kadant, Inc.	5,957	175,493
	Kaman Corp. Class A	38,097	1,215,294
* #	Kansas City Southern	69,900	2,406,657
	Kelly Services, Inc. Class A	31,704	603,961
	Kennametal, Inc.	63,100	4,924,955
*	Key Technology, Inc.	5,100	177,225
*	Kforce, Inc.	900	9,765
*	K-Tron International, Inc.	200	22,800
*	L.B. Foster Co. Class A	700	32,067
	L.S. Starrett Co. Class A	300	5,652
* #	Labor Ready, Inc.	20	301
*	Ladish Co., Inc.	3,000	132,480
	Lawson Products, Inc.	1,080	36,536
*	Layne Christensen Co.	800	45,560
*	LECG Corp.	43,564	690,925
*	LGL Group, Inc.	400	2,760
#	LSI Industries, Inc.	7,550	155,983
*	Lydall, Inc.	9,100	88,179
* #	M&F Worldwide Corp.	20,390	1,047,434
*	Mac-Gray Corp.	7,000	84,000
*	Magnetek, Inc.	8,400	36,876
*	MAIR Holdings, Inc.	1,415	7,146
	Manpower, Inc.	27,200	1,661,920
*	Marten Transport, Ltd.	35,295	386,833
	McGrath Rentcorp.	5,108	135,822
* #	Medialink Worldwide, Inc.	6,800	27,608
*	Merrimac Industries, Inc.	1,100	10,120
*	Mesa Air Group, Inc.	23,700	89,586
* #	MFRI, Inc.	1,200	17,352
*	Miller Industries, Inc.	2,800	36,484
*	Misonix, Inc.	5,200	24,700
*	Mobile Mini, Inc.	19,600	376,712

19

*	MTC Technologies, Inc.	21,473	351,084
	Mueller Industries, Inc.	30,100	909,923
	Mueller Water Products, Inc. Class B	50,504	505,545
	NACCO Industries, Inc. Class A	9,700	982,707
*	Nashua Corp.	400	4,684
*	National Technical Systems, Inc.	14,800	100,640
* #	NCI Building Systems, Inc.	22,800	782,724
	Norfolk Southern Corp.	571,500	29,266,515
	Northrop Grumman Corp.	432,410	34,069,584
* #	Orbital Sciences Corp.	25,013	601,813
*	Owens Corning, Inc.	51,222	1,127,396
*	P.A.M. Transportation Services, Inc.	10,336	155,143
	Paccar, Inc.	8,605	435,499
*	Paragon Technologies, Inc.	3,227	25,655
#	Parker Hannifin Corp.	3,900	309,777
*	Park-Ohio Holdings Corp.	19,700	463,738
*	Patrick Industries, Inc.	1,300	15,418
* #	Patriot Transportation Holding, Inc.	206	19,341
	Pentair, Inc.	79,800	2,706,816
*	PHH Corp.	48,938	1,084,466
* #	Plug Power, Inc.	20,100	72,762
	Portec Rail Products, Inc.	300	3,156
*	Powell Industries, Inc.	1,700	69,445
	Precision Castparts Corp.	96,110	14,160,847
#	Preformed Line Products Co.	850	45,773
* #	Protection One, Inc.	1,044	12,183
	Providence & Worcester Railroad Co.	1,000	18,360
*	Quanta Services, Inc.	31,800	870,684
	R. R. Donnelley & Sons Co.	182,300	6,683,118
	Raytheon Co.	392,600	24,282,310
*	RCM Technologies, Inc.	20,900	119,966
	Regal-Beloit Corp.	42,000	1,977,360
*	Republic Airways Holdings, Inc.	48,800	979,904
	Robbins & Myers, Inc.	1,030	70,555
*	Rush Enterprises, Inc. Class A	36,107	569,046
*	Rush Enterprises, Inc. Class B	2,753	43,608
	Ryder System, Inc.	98,100	4,253,616
*	Saia, Inc.	10,800	140,832
	Schawk, Inc.	34,800	500,076
*	School Specialty, Inc.	21,900	781,611
*	Sequa Corp. Class B	700	121,877
	Servidyne, Inc.	4,871	30,200
*	Shaw Group, Inc.	25,300	1,604,526
	Skywest, Inc.	67,230	1,768,821
	Southwest Airlines Co.	820,400	11,608,660
*	Spherion Corp.	22,800	177,384
	SPX Corp.	89,900	9,148,224
	Standex International Corp.	16,600	316,728
	Steelcase, Inc. Class A	37,300	564,349
*	Superior Essex, Inc.	2,000	48,520
	Supreme Industries, Inc.	1,610	9,386
	Sypris Solutions, Inc.	31,236	217,090
*	SYS Technologies	4,000	8,400
#	TAL International Group, Inc.	6,900	156,285
	Technology Research Corp.	9,673	35,210

20

	Tecumseh Products Co. Class A	11,200	266,224
	Teleflex, Inc.	23,500	1,417,755
* #	Terex Corp.	23,600	1,521,020
* #	The Geo Group, Inc.	4,800	122,208
*	Thomas & Betts Corp.	31,400	1,706,904
	Timken Co.	123,300	3,932,037
	Todd Shipyards Corp.	6,100	128,893
* #	TRC Companies, Inc.	28,573	239,727
	Tredegar Industries, Inc.	50,900	736,014
* #	Trex Co., Inc.	3,000	20,670
#	Trinity Industries, Inc.	79,350	2,008,349
	Triumph Group, Inc.	5,400	438,804
* #	UAL Corp.	62,944	2,576,927
	Union Pacific Corp.	409,400	51,641,716
*	United Rentals, Inc.	66,185	1,540,125
*	United Stationers, Inc.	9,700	491,402
	Universal Forest Products, Inc.	16,700	477,787
* #	URS Corp.	48,900	2,811,261
*	US Airways Group, Inc.	1	21
*	USA Truck, Inc.	1,600	23,200
	Viad Corp.	26,100	809,361
#	Vicor Corp.	12,800	184,832
* #	Volt Information Sciences, Inc.	20,100	255,672
	Wabash National Corp.	40,300	278,473
* #	Waste Connections, Inc.	19,425	618,298
	Waste Industries USA, Inc.	7,504	253,635
#	Watts Water Technologies, Inc.	18,900	553,014
*	WCA Waste Corp.	18,665	142,414
#	Werner Enterprises, Inc.	74,717	1,311,283
*	Westaff, Inc.	21,300	80,301
* #	Willis Lease Finance Corp.	1,600	20,960
	Woodward Governor Co.	670	45,922
* #	YRC Worldwide, Inc.	48,891	865,860
Total Industrials			380,593,516

Information Technology — (6.3%)
*	3Com Corp.	336,465	1,450,164
* #	Access Integrated Technologies, Inc.	25,286	113,281
*	Actel Corp.	33,400	366,064
*	ActivIdentity Corp.	77,006	313,414
*	Adaptec, Inc.	199,303	667,665
*	ADC Telecommunications, Inc.	1,839	30,454
* #	Advanced Micro Devices, Inc.	334,100	3,260,816
	Agilysys, Inc.	32,970	457,953
	American Software, Inc. Class A	8,900	63,991
* #	Anadigics, Inc.	2,000	22,020
*	Anaren, Inc.	25,319	389,913
*	Andrew Corp.	168,594	2,471,588
* #	Anixter International, Inc.	12,544	809,088
*	Answerthink, Inc.	66,426	301,574
*	Applied Micro Circuits Corp.	290,572	729,336
* #	Ariba, Inc.	23,700	281,319
*	Arrow Electronics, Inc.	112,500	4,163,625
	Astro-Med, Inc.	250	2,370
*	Authentidate Holding Corp.	2,954	2,249

21

*	Autobytel, Inc.	32,900	105,938
#	Avici Systems, Inc.	16,500	122,595
* #	Avid Technology, Inc.	34,917	926,348
*	Aviza Technology, Inc.	7,636	16,036
*	Avnet, Inc.	126,500	4,364,250
*	Avocent Corp.	46,700	1,162,830
	AVX Corp.	240,700	3,449,231
*	Aware, Inc.	19,335	95,322
*	Axcelis Technologies, Inc.	103,900	492,486
*	AXT, Inc.	30,700	132,931
* #	BearingPoint, Inc.	17,200	62,780
	Bel Fuse, Inc. Class A	2,743	95,868
	Bel Fuse, Inc. Class B	15,150	453,288
*	Bell Industries, Inc.	2,700	4,347
* #	Bell Microproducts, Inc.	14,100	78,960
* #	Benchmark Electronics, Inc.	95,836	1,720,256
	Black Box Corp.	19,000	699,200
*	Bookham, Inc.	14,500	36,830
* #	Borland Software Corp.	109,500	353,685
*	Brooks Automation, Inc.	71,504	960,299
*	CACI International, Inc. Class A	7,500	340,425
*	CalAmp Corp.	8,957	23,109
*	California Micro Devices Corp.	28,394	111,588
* #	CallWave, Inc.	34,751	97,303
*	Captaris, Inc.	36,073	146,456
* #	Carrier Access Corp.	19,765	44,867
*	Cascade Microtech, Inc.	11,500	108,100
*	Catalyst Semiconductor, Inc.	18,745	97,661
*	Catapult Communications Corp.	21,123	153,142
* #	C-COR, Inc.	15,400	189,112
*	CEVA, Inc.	31,174	319,222
*	Checkpoint Systems, Inc.	25,700	610,632
*	Ciber, Inc.	31,700	216,194
* #	Ciena Corp.	316	13,898
* #	Coherent, Inc.	40,280	1,158,856
	Cohu, Inc.	39,681	621,008
	Comarco, Inc.	8,700	45,153
*	CommScope, Inc.	15,600	631,800
	Communications Systems, Inc.	1,149	12,869
* #	Computer Sciences Corp.	169,700	8,963,554
*	Computer Task Group, Inc.	2,200	11,440
*	Compuware Corp.	231,000	1,908,060
* #	Conexant Systems, Inc.	1,448	1,607
*	Credence Systems Corp.	133,184	273,027
* #	Cree, Inc.	2,000	49,260
	CTS Corp.	34,200	361,494
*	Cyberoptics Corp.	13,813	168,380
*	Cybersource Corp.	3,950	57,710
	Dataram Corp.	8,928	30,355
*	Digi International, Inc.	40,800	627,504
*	Digimarc Corp.	17,500	164,325
*	Digital Angel Corp.	4,615	4,338
* #	Ditech Networks, Inc.	48,300	156,009
*	Dot Hill Systems Corp.	65,787	167,099
*	DSP Group, Inc.	18,079	244,609

22

*	Dynamics Research Corp.	15,974	174,915
*	EarthLink, Inc.	22,700	154,133
* #	Echelon Corp.	9,400	157,826
*	Edgewater Technology, Inc.	8,693	56,939
* #	EFJ, Inc.	16,319	47,815
*	Electro Scientific Industries, Inc.	34,300	694,575
	Electronic Data Systems Corp.	516,200	10,458,212
*	Electronics for Imaging, Inc.	20,700	474,858
* #	EMCORE Corp.	14,100	123,657
*	EMS Technologies, Inc.	19,900	579,289
* #	Endwave Corp.	13,400	105,056
* #	Entegris, Inc.	126,900	1,098,954
*	Entertainment Distribution Co., Inc.	32,544	22,781
* #	EPIQ Systems, Inc.	19,500	339,690
* #	eSpeed, Inc.	26,680	269,468
* #	Exar Corp.	14,580	133,990
*	Extreme Networks, Inc.	23,332	84,928
*	Fairchild Semiconductor Corp. Class A	50,966	808,321
*	Faro Technologies, Inc.	1,300	35,126
	Fidelity National Information Services, Inc.	86,739	3,748,860
*	Flextronics International, Ltd.	86,193	1,030,868
	Frequency Electronics, Inc.	14,300	135,421
*	FSI International, Inc.	9,317	16,771
*	Genesis Microchip, Inc.	60,930	307,087
*	Gerber Scientific, Inc.	23,800	226,100
*	Globecomm Systems, Inc.	10,200	114,750
*	Greenfield Online, Inc.	5,800	87,232
*	GTSI Corp.	7,118	68,902
*	Harris Stratex Networks, Inc. Class A	15,000	258,300
	Hewlett-Packard Co.	1,795,200	91,842,432
*	hi/fn, Inc.	14,705	86,318
* #	Hutchinson Technology, Inc.	44,200	1,162,902
* #	Hypercom Corp.	76,154	407,424
*	iGATE Capital Corp.	6,138	51,927
*	Ikanos Communications	2,460	14,588
	Imation Corp.	39,200	786,744
*	InFocus Corp.	27,147	47,236
	InfoSpace, Inc.	38,600	687,466
*	Ingram Micro, Inc.	211,300	4,204,870
*	Innovex, Inc.	8,834	5,124
*	Insight Enterprises, Inc.	66,570	1,318,752
	Integral Systems, Inc.	10,682	266,302
*	Integrated Device Technology, Inc.	226,640	2,749,143
*	Integrated Silicon Solution, Inc.	33,750	220,050
*	International Rectifier Corp.	81,600	2,653,632
* #	Internet Capital Group, Inc.	50,872	568,240
#	Intersil Corp.	207,865	5,184,153
*	Interwoven, Inc.	47,100	578,388
*	Intest Corp.	12,966	29,951
*	IntriCon Corp.	500	6,900
*	Iomega Corp.	7,200	25,704
* #	iPass, Inc.	36,100	157,757
*	IXYS Corp.	40,394	312,246
*	Jaco Electronics, Inc.	296	382
*	JDA Software Group, Inc.	10,300	215,682

23

*	JDS Uniphase Corp.	32,162	432,901
* #	Juniper Networks, Inc.	88,746	2,637,531
* #	Jupitermedia Corp.	15,300	65,637
	Keithley Instruments, Inc.	13,351	126,835
*	Kemet Corp.	14,100	87,420
*	Key Tronic Corp.	18,019	74,779
*	Keynote Systems, Inc.	10,900	149,984
*	Kopin Corp.	53,700	193,320
*	Kratos Defense & Security Solutions, Inc.	64,200	143,808
*	KVH Industries, Inc.	16,969	147,461
* #	L-1 Identity Solutions, Inc.	94,323	1,752,521
* #	Lattice Semiconductor Corp.	133,600	448,896
* #	Lawson Software, Inc.	61,900	601,668
*	Leadis Technolgies, Inc.	700	1,946
* #	LeCroy Corp.	18,231	158,427
*	Logility, Inc.	443	5,360
*	LookSmart, Ltd.	27,080	78,532
*	Loral Space & Communications, Inc.	22,254	761,977
* #	LSI Corp.	121,700	675,435
*	LTX Corp.	14,651	35,162
*	Management Network Group, Inc.	33,841	80,880
#	Marchex, Inc. Class B	11,200	137,872
#	Maximus, Inc.	28,300	1,103,700
*	Mercury Computer Systems, Inc.	29,200	428,072
* #	Merix Corp.	19,900	116,614
* #	Metavante Technologies, Inc.	13,326	303,581
	Methode Electronics, Inc.	57,888	697,550
* #	Micron Technology, Inc.	643,600	5,354,752
*	Microtune, Inc.	5,400	28,080
*	MIVA, Inc.	5,400	15,552
*	MKS Instruments, Inc.	65,190	1,184,502
*	Moldflow Corp.	5,100	81,345
*	MPS Group, Inc.	128,700	1,428,570
* #	MRV Communications, Inc.	57,400	128,576
*	MSC. Software Corp.	400	5,284
*	Nanometrics, Inc.	25,806	258,060
*	Napco Security Systems, Inc.	180	904
* #	Napster, Inc.	300	834
*	NCR Corp.	80,000	1,915,200
*	NetScout Systems, Inc.	25,200	306,180
*	Network Equipment Technologies, Inc.	14,285	177,705
* #	Newport Corp.	56,016	742,772
*	Novell, Inc.	150,500	1,056,510
* #	Novellus Systems, Inc.	54,600	1,420,146
*	Nu Horizons Electronics Corp.	15,132	102,141
* #	Nuance Communications, Inc.	24,400	492,392
#	Openwave Systems, Inc.	62,500	171,875
*	Oplink Communications, Inc.	4,800	77,520
*	OPNET Technologies, Inc.	23,600	216,412
*	Optical Cable Corp.	900	3,609
*	OSI Systems, Inc.	17,900	443,741
*	Overland Storage, Inc.	3,699	5,549
*	OYO Geospace Corp.	200	20,940
*	Palm, Inc.	130,630	910,491
*	PAR Technology Corp.	20,075	146,949

24

	Park Electrochemical Corp.	8,700	256,215
* #	PC Connection, Inc.	41,046	524,978
*	PC-Tel, Inc.	28,078	210,304
	Pegasystems, Inc.	14,790	183,100
*	Perceptron, Inc.	1,800	20,412
*	Performance Technologies, Inc.	13,271	64,497
*	Pericom Semiconductor Corp.	22,633	375,029
*	Perot Systems Corp.	112,740	1,482,531
*	Pervasive Software, Inc.	36,268	162,843
*	Phoenix Technologies, Ltd.	7,700	104,720
*	Photon Dynamics, Inc.	20,560	185,040
*	Photronics, Inc.	43,100	443,499
*	Planar Systems, Inc.	14,000	79,520
* #	PlanetOut, Inc.	340	2,288
* #	PLATO Learning, Inc.	15,800	64,464
*	Plexus Corp.	10,100	300,576
*	PLX Technology, Inc.	2,800	27,552
* #	Powerwave Technologies, Inc.	173,217	717,118
* #	Presstek, Inc.	3,498	20,883
* ●	Price Communications Liquidation Trust	47,738	6,520
	Printronix, Inc.	10,046	155,914
*	Qualstar Corp.	700	2,240
*	Quantum Corp.	80,800	256,136
*	QuickLogic Corp.	95	338
* #	Rackable Systems, Inc.	32,900	350,385
*	RadiSys Corp.	24,665	383,294
* #	RealNetworks, Inc.	56,100	346,137
	Relm Wireless Corp.	3,600	11,916
* #	RF Micro Devices, Inc.	10,305	59,563
* #	RF Monolithics, Inc.	11,003	62,937
	Richardson Electronics, Ltd.	11,478	74,722
*	Rudolph Technologies, Inc.	23,043	275,364
*	S1 Corp.	84,600	627,732
* #	Safeguard Scientifics, Inc.	101,600	200,152
* #	Sandisk Corp.	936	35,044
*	Sanmina-SCI Corp.	369,600	654,192
*	SCM Microsystems, Inc.	18,612	65,328
*	Seachange International, Inc.	28,300	213,382
*	Secure Computing Corp.	107,400	974,118
*	Selectica, Inc.	18,822	31,245
* #	Semitool, Inc.	26,400	243,936
*	SI International, Inc.	21,629	561,489
*	Sigmatel, Inc.	22,050	43,218
* #	Silicon Storage Technology, Inc.	136,526	387,734
* #	Skyworks Solutions, Inc.	169,480	1,538,878
*	SonicWALL, Inc.	35,915	363,460
*	Spectrum Control, Inc.	9,829	146,059
*	Staktek Holdings, Inc.	4,167	10,709
*	Standard Microsystems Corp.	18,100	638,387
	StarTek, Inc.	14,045	137,220
* #	STEC, Inc.	20,196	188,227
*	SumTotal Systems, Inc.	400	1,928
*	Sun Microsystems, Inc.	173,975	3,615,201
* #	SupportSoft, Inc.	45,495	197,448
*	Sycamore Networks, Inc.	282,580	1,087,933

25

*	Sykes Enterprises, Inc.	16,000	295,360
*	Symantec Corp.	696,428	12,396,418
* #	Symmetricom, Inc.	65,341	281,620
*	SYNNEX Corp.	51,400	1,061,924
*	Tech Data Corp.	68,200	2,565,002
	Technitrol, Inc.	14,000	374,780
*	Technology Solutions Co.	3,555	11,909
*	TechTeam Global, Inc.	13,534	171,882
* #	Tellabs, Inc.	411,872	2,866,629
*	Telular Corp.	19,155	128,339
*	Tessco Technologies, Inc.	1,400	22,862
*	ThinkEngine Networks, Inc.	100	24
*	Tier Technologies, Inc. Class B	8,900	80,812
*	Tollgrade Communications, Inc.	17,487	138,847
* #	Track Data Corp.	8,032	18,072
*	Trimble Navigation, Ltd.	2,135	79,144
*	Triquint Semiconductor, Inc.	200,310	1,187,838
*	TTM Technologies, Inc.	46,788	565,667
*	Ultratech, Inc.	28,475	341,131
* #	UTStarcom, Inc.	45,105	130,805
*	ValueClick, Inc.	16,700	394,788
* #	Veeco Instruments, Inc.	11,300	189,614
*	Vicon Industries, Inc.	4,810	45,839
*	Vignette Corp.	35,100	539,838
*	Virage Logic Corp.	5,223	43,717
*	Vishay Intertechnology, Inc.	177,900	2,221,971
*	Website Pros, Inc.	1,617	18,207
*	Westell Technologies, Inc.	85,084	129,328
*	White Electronics Designs Corp.	23,400	107,874
*	Winland Electronics, Inc.	300	663
*	Wireless Telecom Group, Inc.	42,288	78,233
*	WPCS International, Inc.	2,300	23,437
*	Xerox Corp.	142,200	2,400,336
*	X-Rite, Inc.	3,200	39,776
*	ZILOG, Inc.	1,300	4,095
*	Zoran Corp.	41,752	911,029
*	Zygo Corp.	15,000	169,350
Total Information Technology			262,115,342

Materials — (4.8%)
	A. Schulman, Inc.	26,800	577,808
	A.M. Castle & Co.	11,000	276,100
	Airgas, Inc.	77,640	3,841,627
	Albemarle Corp.	99,800	4,405,172
#	Alcoa, Inc.	711,352	25,871,872
*	American Pacific Corp.	900	13,230
	Aptargroup, Inc.	12,600	531,846
	Arch Chemicals, Inc.	30,600	1,259,190
	Ashland, Inc.	86,900	4,278,956
	Bemis Co., Inc.	86,270	2,340,505
*	Buckeye Technologies, Inc.	22,600	322,728
	Cabot Corp.	40,100	1,380,242
#	Calgon Carbon Corp.	37,400	544,544
*	Caraustar Industries, Inc.	24,656	101,829
	Carpenter Technology Corp.	28,200	2,127,690

26

	Chemtura Corp.	328,579	2,464,343
	Chesapeake Corp.	12,100	73,810
	Cleveland-Cliffs, Inc.	1,000	90,200
* #	Coeur d’Alene Mines Corp.	35,400	147,618
	Commercial Metals Co.	82,800	2,559,348
* #	Continental Materials Corp.	100	2,715
*	Core Molding Technologies, Inc.	4,930	34,855
	Cytec Industries, Inc.	57,100	3,502,514
*	Domtar Corp.	412,995	3,138,762
	Eastman Chemical Co.	18,600	1,194,306
	Ferro Corp.	49,900	1,057,381
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	10,919,102
	Friedman Industries, Inc.	10,535	76,379
#	Georgia Gulf Corp.	6,300	46,872
	Gibraltar Industries, Inc.	50,500	705,990
	Glatfelter Co.	36,600	550,098
*	Graphic Packaging Corp.	239,300	981,130
	Greif, Inc. Class A	27,200	1,606,704
	H.B. Fuller Co.	25,400	642,366
	Hawkins, Inc.	600	8,880
* #	Headwaters, Inc.	16,500	198,000
	International Paper Co.	432,412	14,593,905
	Kronos Worldwide, Inc.	3	50
	Louisiana-Pacific Corp.	128,400	1,974,792
	Lubrizol Corp.	61,000	3,912,540
	Lyondell Chemical Co.	385,355	18,188,756
*	Material Sciences Corp.	24,611	203,533
	MeadWestavco Corp.	263,198	8,651,318
	Metal Management, Inc.	12,700	584,454
#	Minerals Technologies, Inc.	27,400	1,833,060
*	Mod-Pac Corp.	3,869	31,726
	Monsanto Co.	111,000	11,030,070
	Myers Industries, Inc.	45,050	899,198
	Neenah Paper, Inc.	12,700	383,286
	NL Industries, Inc.	67,500	681,075
	NN, Inc.	22,500	199,575
*	Northern Technologies International Corp.	400	4,500
* #	Northwest Pipe Co.	11,300	375,951
	Olympic Steel, Inc.	2,500	65,350
*	OM Group, Inc.	25,000	1,407,250
*	Owens-Illinois, Inc.	27,100	1,216,519
	Penford Corp.	16,638	402,640
* #	Peoplesupport, Inc.	13,100	184,055
*	PolyOne Corp.	143,480	899,620
	Quaker Chemical Corp.	2,700	58,806
	Quanex Corp.	30,025	1,502,451
* #	Ready Mix, Inc.	4,964	41,698
	Reliance Steel & Aluminum Co.	101,500	5,236,385
	Rock-Tenn Co. Class A	50,900	1,342,742
* #	Rockwood Holdings, Inc.	3,900	131,352
*	Rosetta Resources, Inc.	5,500	100,650
#	RPM International, Inc.	28,000	533,400
	Schnitzer Steel Industries, Inc. Class A	30,900	1,928,778
	Schweitzer-Maudoit International, Inc.	25,600	683,520
	Sensient Technologies Corp.	71,500	1,978,405

27

*	Smurfit-Stone Container Corp.	177,106	1,949,937
#	Spartech Corp.	44,200	603,772
#	Steel Dynamics, Inc.	33,387	1,679,700
	Stepan Co.	15,906	485,769
	Temple-Inland, Inc.	31,200	1,434,264
* #	Terra Industries, Inc.	61,900	2,338,582
	Tronox, Inc. Class A	7,400	61,050
	Tronox, Inc. Class B	13,307	107,787
*	U.S. Concrete, Inc.	56,660	213,042
* #	U.S. Gold Corp.	98,100	336,483
	United States Steel Corp.	80,600	7,874,620
	Valhi, Inc.	96,100	1,760,552
	Valspar Corp.	86,300	1,945,202
	Wausau Paper Corp.	68,700	647,841
#	Wellman, Inc.	27,100	28,455
	Westlake Chemical Corp.	88,300	1,745,691
	Weyerhaeuser Co.	208,465	15,255,469
	Worthington Industries, Inc.	115,300	2,443,207
Total Materials			200,047,545

Other — (0.0%)
* # ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

Telecommunication Services — (8.2%)
*	Arbinet-thexchange, Inc.	21,179	126,015
	AT&T, Inc.	4,334,318	165,614,291
	CenturyTel, Inc.	103,600	4,416,468
	D&E Communications, Inc.	24,213	352,783
*	General Communications, Inc. Class A	15,980	141,583
	IDT Corp.	4,126	31,935
#	IDT Corp. Class B	54,100	438,751
*	LCC International, Inc. Class A	16,700	40,915
*	Leap Wireless International, Inc.	3,144	109,128
*	Premiere Global Services, Inc.	800	11,024
	Sprint Nextel Corp.	2,367,886	36,749,591
	SureWest Communications	22,739	411,803
	Telephone & Data Systems, Inc.	80,700	5,023,575
	Telephone & Data Systems, Inc. Special Shares	59,700	3,376,035
*	United States Cellular Corp.	20,200	1,656,400
	Verizon Communications, Inc.	2,860,119	123,585,742
*	Xeta Corp.	15,282	65,101
Total Telecommunication Services			342,151,140

Utilities — (0.2%)
	Connecticut Water Services, Inc.	5,059	122,984
*	Dynegy, Inc.	2,287	17,404
*	Maine & Maritimes Corp.	200	6,920
	Middlesex Water Co.	5,356	100,961
* #	NRG Energy, Inc.	3,400	144,126
	Questar Corp.	31,000	1,656,950
*	Reliant Energy, Inc.	284,800	7,416,192
	Southern Union Co.	1	—
	Unitil Corp.	600	16,410
Total Utilities			9,481,947

TOTAL COMMON STOCKS			3,782,926,706

28

	Shares	Value †

TEMPORARY CASH INVESTMENTS — (1.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	56,233,500	56,233,500

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (7.7%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $395,638,936 FHLMC, rates ranging from 5.000% to 5.500%, maturities ranging from 05/01/36 to 04/01/37 & FNMA 5.150%, 06/01/35, valued at $316,539,110) to be repurchased at $307,438,130	$307,320	307,319,523
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $5,411,252 FHLMC 6.000%, 05/01/22, valued at $5,249,913) to be repurchased at $5,074,925	5,073	5,072,980
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $18,055,000 FHLMC 3.334%, 09/01/33, valued at $6,864,890) to be repurchased at $6,665,698	6,663	6,663,127

TOTAL SECURITIES LENDING COLLATERAL			319,055,630

TOTAL INVESTMENTS - (100.0%) (Cost $3,311,456,062)			$4,158,215,836

See accompanying Notes to Financial Statements.

29

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

November 30, 2007

		Shares	Value†

COMMON STOCKS — (89.6%)
Consumer Discretionary — (9.6%)
*	1-800-FLOWERS.COM, Inc.	3,200	$33,504
*	4Kids Entertainment, Inc.	1,000	12,500
*	A.C. Moore Arts & Crafts, Inc.	2,600	41,262
	Aaron Rents, Inc.	5,700	114,627
	Abercrombie & Fitch Co.	10,100	828,604
* #	AbitibiBowater Canada, Inc.	676	15,183
	Acme Communications, Inc.	1,889	5,894
	Acme United Corp.	500	7,100
	Advance Auto Parts, Inc.	12,300	442,308
* #	Aeropostale, Inc.	8,850	226,117
*	AFC Enterprises, Inc.	1,900	20,729
*	Aftermarket Technology Corp.	2,700	75,384
	Aldila, Inc.	700	12,019
*	Alloy, Inc.	1,275	8,606
* #	Amazon.com, Inc.	46,985	4,254,962
	Ambassadors Group, Inc.	623	11,426
#	Ambassadors International, Inc.	1,100	13,222
	American Axle & Manufacturing Holdings, Inc.	6,220	143,806
	American Eagle Outfitters, Inc.	24,750	566,527
	American Greetings Corp. Class A	5,530	128,628
* #	America’s Car-Mart, Inc.	1,800	19,530
	Ameristar Casinos, Inc.	6,500	204,035
*	AnnTaylor Stores Corp.	6,875	209,344
*	Apollo Group, Inc. Class A	19,603	1,500,022
	Arbitron, Inc.	3,500	139,475
	Ark Restaurants Corp.	400	14,720
#	ArvinMeritor, Inc.	9,343	94,458
	Asbury Automotive Group, Inc.	4,500	75,330
*	Ashworth, Inc.	600	2,286
* #	Audible, Inc.	4,200	48,426
*	AutoNation, Inc.	20,800	343,200
*	Autozone, Inc.	7,700	859,551
* #	Avatar Holdings, Inc.	1,000	43,560
* #	Bakers Footwear Group, Inc.	600	1,650
*	Ballantyne of Omaha, Inc.	2,600	15,106
*	Bally Technologies, Inc.	6,400	266,880
	Barnes & Noble, Inc.	8,000	307,600
*	Barry (R.G.) Corp.	1,300	9,438
	Beasley Broadcast Group, Inc.	405	2,835
	Bebe Stores, Inc.	9,300	125,550
* #	Bed Bath and Beyond, Inc.	29,830	938,153
	Belo Corp. Class A	11,000	182,160
*	Benihana, Inc.	900	13,050
*	Benihana, Inc. Class A	1,200	16,800

1

#	Best Buy Co., Inc.	53,650	2,738,832
	Big 5 Sporting Goods Corp.	1,500	24,645
* #	Big Dog Holdings, Inc.	1,483	22,779
* #	Big Lots, Inc.	12,400	231,508
* #	BJ’s Restaurants, Inc.	3,000	53,370
	Black & Decker Corp.	7,500	619,875
#	Blockbuster, Inc. Class A	8,500	30,345
*	Blockbuster, Inc. Class B	5,100	15,351
* #	Blue Nile, Inc.	2,000	147,620
*	Bluegreen Corp.	3,600	25,848
	Blyth, Inc.	4,900	96,383
	Bob Evans Farms, Inc.	4,520	139,397
#	Bon-Ton Stores, Inc.	1,800	21,024
	Books-A-Million, Inc.	2,300	27,807
	BorgWarner, Inc.	7,017	677,912
	Boyd Gaming Corp.	9,520	368,614
	Brinker International, Inc.	13,050	300,541
	Brown Shoe Company, Inc.	5,075	86,123
	Brunswick Corp.	9,430	192,278
*	Buca, Inc.	1,661	1,894
#	Buckle, Inc.	3,350	118,288
* #	Buffalo Wild Wings, Inc.	2,100	60,711
* #	Build-A-Bear-Workshop, Inc.	700	11,039
#	Building Materials Holding Corp.	2,800	16,016
	Bunge, Ltd.	4,000	449,360
*	Burger King Holdings, Inc.	14,100	370,830
* #	Cabela’s, Inc.	8,400	138,936
*	Cablevision Systems New York Group Class A	20,300	548,709
*	Cache, Inc.	2,500	33,475
* #	California Coastal Communities, Inc.	1,600	9,440
* #	California Pizza Kitchen, Inc.	3,750	59,662
	Callaway Golf Co.	9,800	167,188
*	Career Education Corp.	11,004	316,145
* #	CarMax, Inc.	23,998	548,834
#	Carmike Cinemas, Inc.	1,400	16,520
	Carnival Corp.	19,200	866,304
*	Carriage Services, Inc.	3,100	33,077
* #	Carter’s, Inc.	7,400	165,982
* #	Casual Male Retail Group, Inc.	4,900	30,380
	Cato Corp. Class A	4,150	62,499
*	Cavalier Homes, Inc.	1,900	3,876
*	Cavco Industries, Inc.	931	35,136
	CBRL Group, Inc.	2,900	97,034
	CBS Corp. Class A	6,800	186,660
	CBS Corp. Class B	69,750	1,913,242
* #	CEC Entertainment, Inc.	3,600	102,600
#	Centex Corp.	10,700	223,202
* #	Champion Enterprises, Inc.	8,900	80,278
#	Charles and Colvard, Ltd.	1,425	3,377
*	Charlotte Russe Holding, Inc.	3,300	54,318
* #	Charming Shoppes, Inc.	450	2,488
* #	Charter Communications, Inc.	45,250	59,730
* #	Cheesecake Factory, Inc.	6,750	157,207
	Cherokee, Inc.	1,442	45,437
*	Chicos FAS, Inc.	19,200	217,152

2

* #	Chipotle Mexican Grill, Inc.	1,600	213,040
*	Chipotle Mexican Grill, Inc. Class B	2,200	254,144
	Choice Hotels International, Inc.	6,900	239,085
#	Christopher & Banks Corp.	3,850	62,062
*	Chromcraft Revington, Inc.	100	485
	Churchill Downs, Inc.	1,644	86,277
#	Circuit City Stores, Inc.	10,600	68,582
#	Citadel Broadcasting Co.	26,866	61,792
* #	Citi Trends, Inc.	1,500	23,175
	CKE Restaurants, Inc.	4,500	65,790
	Clear Channel Communications, Inc.	42,835	1,537,776
*	Coach, Inc.	41,150	1,528,311
*	Coinstar, Inc.	3,300	86,229
*	Coldwater Creek, Inc.	10,745	88,646
	Collectors Universe, Inc.	1,137	15,918
#	Columbia Sportswear Co.	4,352	208,940
*	Comcast Corp. Class A	238,371	4,896,140
*	Comcast Corp. Special Class A Non-Voting	115,965	2,343,653
* #	Conn’s, Inc.	2,800	50,680
	Cooper Tire & Rubber Co.	8,200	126,116
*	Corinthian Colleges, Inc.	11,500	200,790
* #	Cosi, Inc.	85	201
* #	Cost Plus, Inc.	397	1,251
	Courier Corp.	2,006	65,937
* #	Cox Radio, Inc.	4,700	55,366
	CPI Corp.	731	20,293
	Craftmade International, Inc.	500	3,975
* #	Crown Media Holdings, Inc.	8,100	58,887
* #	CSK Auto Corp.	4,000	39,000
	CSS Industries, Inc.	1,450	57,391
*	Culp, Inc.	1,566	13,029
* #	Cumulus Media, Inc. Class A	300	2,523
*	Cybex International, Inc.	2,599	12,085
	D.R. Horton, Inc.	26,486	317,037
	Darden Restaurants, Inc.	16,275	647,582
* #	Deckers Outdoor Corp.	1,426	205,586
*	Design Within Reach, Inc.	2,500	9,900
	DeVry, Inc.	8,300	456,334
*	DG Fastchannel, Inc.	2,300	44,988
*	Dick’s Sporting Goods, Inc.	8,800	275,088
#	Dillards, Inc. Class A	8,400	171,276
* #	Directed Electronics, Inc.	1	2
*	Discovery Holding Co. Class A	16,202	396,301
* #	Discovery Holding Co. Class B	190	5,083
	Disney (Walt) Co.	231,347	7,669,153
*	Dixie Group, Inc.	812	7,308
*	Dollar Tree Stores, Inc.	11,400	326,724
#	Dover Downs Gaming & Entertainment, Inc.	2,000	22,100
	Dover Motorsports, Inc.	2,200	14,960
	Dow Jones & Co., Inc.	7,000	418,250
*	DreamWorks Animation SKG, Inc.	8,900	234,070
* #	Drew Industries, Inc.	2,600	71,032
*	drugstore.com, Inc.	10,300	31,518
	E.W. Scripps Co.	15,000	651,750
#	Eastman Kodak Co.	32,698	767,749

3

*	EchoStar Communications Corp. Class A	23,373	1,007,376
*	Einstein Noah Restaurant Group, Inc.	300	5,355
*	Emerson Radio Corp.	2,300	3,220
#	Emmis Communications Corp. Class A	3,600	15,516
	Entercom Communications Corp.	4,200	68,418
* #	Entravision Communications Corp.	6,600	49,368
#	Ethan Allen Interiors, Inc.	3,700	105,672
*	Expedia, Inc.	1,914	62,396
	Family Dollar Stores, Inc.	16,800	395,640
*	Famous Dave’s of America, Inc.	1,300	17,992
	Finish Line, Inc. Class A	658	2,467
* #	Fleetwood Enterprises, Inc.	7,610	41,627
	Foot Locker, Inc.	18,300	238,815
*	Ford Motor Co.	203,328	1,526,993
	Fortune Brands, Inc.	18,160	1,391,964
*	Fossil, Inc.	8,050	348,887
*	Franklin Covey Co.	2,300	16,077
	Fred’s, Inc.	3,267	34,042
	FTD Group, Inc.	3,100	41,540
* #	Fuel Systems Solutions, Inc.	2,050	30,217
*	Full House Resorts, Inc.	2,580	7,172
*	GameStop Corp. Class A	18,197	1,045,418
*	GameTech International, Inc.	996	7,739
* #	Gaming Partners International Corp.	800	6,432
* #	Gander Mountain Co.	573	2,779
	Gannett Co., Inc.	26,500	973,875
#	Gap, Inc.	91,930	1,875,372
*	Gaylord Entertainment Co.	5,037	211,856
*	Gemstar-TV Guide International, Inc.	50,394	297,325
	General Motors Corp.	63,395	1,891,073
*	Genesco, Inc.	2,800	86,800
* #	Gentek, Inc.	1,100	33,000
	Gentex Corp.	16,600	329,012
	Genuine Parts Co.	19,678	945,528
*	Getty Images, Inc.	6,900	201,135
*	G-III Apparel Group, Ltd.	1,875	26,944
*	Goodyear Tire & Rubber Co.	24,352	700,120
*	Gottschalks, Inc.	1,900	7,258
	Gray Television, Inc.	1,000	8,510
*	Great Wolf Resorts, Inc.	3,700	40,034
	Group 1 Automotive, Inc.	2,900	77,952
* #	GSI Commerce, Inc.	5,250	137,130
	Guess?, Inc.	10,806	507,126
* #	Gymboree Corp.	3,800	126,768
	H&R Block, Inc.	36,300	714,384
#	Handleman Co.	1,800	3,978
*	Hanesbrands, Inc.	10,987	310,163
#	Harley-Davidson, Inc.	28,400	1,363,768
#	Harman International Industries, Inc.	7,600	559,360
	Harrah’s Entertainment, Inc.	11,904	1,048,385
*	Harris Interactive, Inc.	6,323	26,493
	Harte-Hanks, Inc.	8,500	142,800
*	Hartmarx Corp.	2,100	8,400
	Hasbro, Inc.	19,000	527,630
*	Hawk Corp.	1,220	19,471

4

*	Hayes Lemmerz International, Inc.	13,158	54,343
	Hearst-Argyle Television, Inc.	5,900	115,522
* #	Hibbett Sporting Goods, Inc.	3,517	75,334
*	Hollywood Media Corp.	6,200	16,492
#	Home Depot, Inc.	222,669	6,359,427
* #	Home Solutions of America, Inc.	6,300	6,678
*	Hot Topic, Inc.	2,325	14,671
* #	Hovnanian Enterprises, Inc. Class A	2,700	20,412
*	IAC/InterActiveCorp.	28,873	803,536
*	Iconix Brand Group, Inc.	7,600	173,204
	Idearc, Inc.	16,775	317,383
#	IHOP Corp.	2,200	111,628
*	Image Entertainment, Inc.	1,800	7,056
*	Infosonics Corp.	800	1,632
	Interactive Data Corp.	11,200	349,776
	Interface, Inc. Class A	6,400	111,616
	International Game Technology	39,800	1,737,668
	International Speedway Corp. Class A	3,400	144,874
*	Interpublic Group of Companies, Inc.	45,516	431,947
*	Interstate Hotels & Resorts, Inc.	1,304	6,090
*	INVESTools, Inc.	7,400	114,330
* #	iRobot Corp.	2,100	33,642
* #	Isle of Capri Casinos, Inc.	4,030	70,444
*	ITT Educational Services, Inc.	4,900	554,386
	J. Alexander’s Corp.	800	8,800
* #	J. Crew Group, Inc.	1,700	81,685
	J.C. Penney Co., Inc.	26,000	1,147,120
*	Jack in the Box, Inc.	7,800	233,610
	Jackson Hewitt Tax Service, Inc.	3,800	122,550
* #	Jakks Pacific, Inc.	3,600	90,864
* #	Jarden Corp.	9,117	240,324
*	Jo-Ann Stores, Inc.	3,100	51,026
	Johnson Controls, Inc.	67,122	2,592,252
	Johnson Outdoors, Inc.	1,287	29,652
	Jones Apparel Group, Inc.	11,600	216,224
* #	Jos. A. Bank Clothiers, Inc.	2,406	62,291
	Kenneth Cole Productions, Inc. Class A	1,300	24,518
	Kimball International, Inc. Class B	2,500	33,350
* #	Kirkland’s, Inc.	1,100	825
* #	Knology, Inc.	1,000	13,440
* #	Kohl’s Corp.	38,100	1,877,568
* #	Kona Grill, Inc.	800	12,600
* #	Krispy Kreme Doughnuts, Inc.	5,900	15,753
*	KSW, Inc.	208	1,396
#	K-Swiss, Inc. Class A	3,000	54,450
*	Lakeland Industries, Inc.	1,000	10,800
* #	Lakes Entertainment, Inc.	3,500	23,240
#	Lamar Advertising Co.	9,500	494,095
#	Landry’s Restaurants, Inc.	400	9,448
* #	Las Vegas Sands Corp.	40,000	4,536,000
*	Lazare Kaplan International, Inc.	473	4,446
	La-Z-Boy, Inc.	4,198	22,921
* #	Lear Corp.	7,700	226,688
	Lee Enterprises, Inc.	4,100	57,400
	Leggett & Platt, Inc.	16,600	341,628

5

* #	Lenox Group, Inc.	2,900	8,149
#	Levitt Corp. Class A	590	1,021
	Libbey, Inc.	1,800	27,918
*	Liberty Global, Inc. Class A	21,394	869,024
*	Liberty Global, Inc. Class B	95	3,831
*	Liberty Global, Inc. Series C	22,188	848,691
*	Liberty Media Holding Corp. Capital Class A	14,573	1,735,061
*	Liberty Media Holding Corp. Capital Class B	95	11,305
*	Liberty Media Holding Corp. Interactive Class A	68,961	1,389,564
* #	LIFE TIME FITNESS, Inc.	4,300	233,576
#	Lifetime Brands, Inc.	1,960	25,127
#	Limited Brands, Inc.	37,510	753,201
* #	Lin TV Corp.	3,400	38,148
*	Lincoln Educational Services	3,100	43,028
* #	Live Nation, Inc.	7,441	99,858
	Liz Claiborne, Inc.	11,200	281,008
*	LKQ Corp.	6,500	258,115
* #	Lodgenet Entertainment Corp.	2,500	48,000
*	Lodgian, Inc.	3,193	36,592
	Lowe’s Companies, Inc.	165,700	4,044,737
*	Luby’s, Inc.	3,700	40,441
#	M/I Homes, Inc.	500	5,015
	Macy’s, Inc.	55,924	1,658,147
*	Maidenform Brands, Inc.	2,400	31,368
#	Marine Products Corp.	5,076	37,359
* #	MarineMax, Inc.	1,800	29,430
	Marriott International, Inc. Class A	44,400	1,665,000
* #	Martha Stewart Living Omnimedia, Inc.	2,500	25,375
* #	Marvel Entertainment, Inc.	9,400	260,380
	Mattel, Inc.	44,927	897,641
	Matthews International Corp. Class A	3,800	167,732
	McDonald’s Corp.	136,469	7,979,342
	McGraw-Hill Companies, Inc.	39,500	1,938,660
	MDC Holdings, Inc.	5,203	184,134
	Media General, Inc. Class A	3,100	76,787
* #	Mediacom Communications Corp.	9,700	43,747
	Meredith Corp.	4,600	253,230
*	MGM Mirage	31,179	2,696,983
*	Midas, Inc.	1,600	26,208
	Modine Manufacturing Co.	3,787	76,800
* #	Mohawk Industries, Inc.	8,226	661,699
	Monaco Coach Corp.	3,300	29,799
*	Monarch Casino & Resort, Inc.	2,100	53,718
	Monro Muffler Brake, Inc.	2,850	60,049
* #	Morgans Hotel Group	4,000	73,960
* #	Morningstar, Inc.	5,000	406,750
*	Morton’s Restaurant Group, Inc.	1,100	12,628
	Movado Group, Inc.	2,400	66,480
*	MTR Gaming Group, Inc.	3,100	21,452
* #	Multimedia Games, Inc.	3,800	30,172
*	Nathan’s Famous, Inc.	1,109	19,396
#	Nautilus Group, Inc.	4,100	23,575
* #	Navarre Corp.	1,700	3,587
* #	Netflix, Inc.	7,500	173,250
	New Frontier Media, Inc.	2,900	14,065

6

	Newell Rubbermaid, Inc.	31,680	848,390
	News Corp. Class A	242,115	5,101,363
	News Corp. Class B	112,177	2,431,997
	NIKE, Inc. Class B	44,551	2,924,773
	Nobility Homes, Inc.	35	666
#	Noble International, Ltd.	2,600	42,432
	Nordstrom, Inc.	28,400	952,536
* #	Nutri/System, Inc.	4,100	103,115
* #	NVR, Inc.	800	393,600
* #	Office Depot, Inc.	30,850	528,769
	OfficeMax, Inc.	8,700	216,891
	Omnicom Group, Inc.	37,600	1,833,000
#	Orleans Homebuilders, Inc.	1,500	7,560
	O’Charleys, Inc.	2,600	38,766
*	O’Reilly Automotive, Inc.	13,676	449,393
* #	Outdoor Channel Holdings, Inc.	4,200	29,316
* #	Overstock.com, Inc.	2,830	65,571
	Oxford Industries, Inc.	2,100	52,017
*	Pacific Sunwear of California, Inc.	7,850	128,583
* #	Palm Harbor Homes, Inc.	2,379	26,835
* #	Panera Bread Co.	2,500	100,175
* #	Papa John’s International, Inc.	3,700	87,135
* #	PC Mall, Inc.	1,600	17,392
*	Penn National Gaming, Inc.	9,320	555,006
	Pennichuck Corp.	300	7,551
#	Penske Automotive Group, Inc.	12,100	242,000
*	Perry Ellis International, Inc.	2,100	33,852
*	PetMed Express, Inc.	3,200	40,768
	PETsMART, Inc.	15,600	444,288
	Phillips-Van Heusen Corp.	6,900	292,698
#	Pier 1 Imports, Inc.	100	412
*	Pinnacle Entertainment, Inc.	7,200	197,640
* #	Playboy Enterprises, Inc. Class B	3,600	33,876
* #	PokerTek, Inc.	1,189	8,787
#	Polaris Industries, Inc.	4,220	192,263
	Polo Ralph Lauren Corp.	6,800	469,064
*	Pomeroy IT Solutions, Inc.	300	2,118
* #	Premier Exhibitions, Inc.	3,700	40,256
#	Pre-Paid Legal Services, Inc.	1,600	80,016
* #	Priceline.com, Inc.	4,400	500,720
#	PRIMEDIA, Inc.	4,933	40,451
*	Princeton Review, Inc.	4,259	32,326
* #	Progressive Gaming International Corp.	1,700	4,080
*	Proliance International, Inc.	100	277
*	QEP Co., Inc.	500	5,225
*	Quiksilver, Inc.	16,190	171,614
*	R.H. Donnelley Corp.	8,231	365,621
*	Radio One, Inc. Class D	10,200	20,808
	RadioShack Corp.	15,840	293,040
*	Rainmaker Systems, Inc.	200	1,370
*	RC2 Corp.	2,800	81,424
#	RCN Corp.	2,200	31,944
*	Red Lion Hotels Corp.	1,834	17,606
* #	Red Robin Gourmet Burgers, Inc.	1,900	75,164
* #	RedEnvelope, Inc.	600	3,264

7

	Regis Corp.	5,200	152,828
*	Rentrak Corp.	1,500	21,000
* #	Restoration Hardware, Inc.	4,000	28,240
* #	Retail Ventures, Inc.	5,000	34,700
* #	Rocky Brands, Inc.	300	2,100
	Ross Stores, Inc.	15,500	408,890
*	Rubio’s Restaurants, Inc.	1,297	12,672
	Ruby Tuesday, Inc.	4,300	56,373
	Russ Berrie & Co., Inc.	500	8,300
*	Ruth’s Chris Steak House, Inc.	2,500	30,250
#	Ryland Group, Inc.	4,300	98,900
*	Saga Communications, Inc. Class A	2,025	13,831
	Saks, Inc.	16,800	346,080
	Salem Communications Corp.	1,848	14,784
*	Sally Beauty Holdings, Inc.	4,350	39,628
	Sauer-Danfoss, Inc.	6,000	145,800
*	Scholastic Corp.	5,200	183,248
*	Scientific Games Corp.	10,800	349,812
* #	Sears Holdings Corp.	16,838	1,776,577
	Service Corp. International	34,947	464,096
#	Sherwin-Williams Co.	14,900	936,167
	Shiloh Industries, Inc.	2,092	20,606
*	Shoe Carnival, Inc.	1,861	21,662
* #	Shuffle Master, Inc.	2,175	29,080
*	Silverleaf Resorts, Inc.	200	1,048
	Sinclair Broadcast Group, Inc. Class A	6,900	71,415
*	Skechers U.S.A., Inc. Class A	3,400	77,010
#	Skyline Corp.	1,300	44,070
* #	Smith & Wesson Holding Corp.	4,800	47,808
	Snap-On, Inc.	6,900	337,272
	Sonic Automotive, Inc.	4,105	94,867
*	Sonic Corp.	8,388	204,667
	Sotheby’s Class A	7,652	286,567
* #	Source Interlink Companies, Inc.	3,900	7,839
* #	Spanish Broadcasting System, Inc.	4,200	8,064
#	Spartan Motors, Inc.	3,375	33,682
	Speedway Motorsports, Inc.	5,500	185,625
*	Sport Chalet, Inc. Class A	1,591	11,917
	Sport Supply Group, Inc.	1,597	16,289
	Stage Stores, Inc.	4,250	71,910
*	Stamps.com, Inc.	1,550	19,685
	Standard Motor Products, Inc.	1,900	14,079
#	Standard Pacific Corp.	5,800	20,068
#	Staples, Inc.	81,250	1,925,625
* #	Starbucks Corp.	72,800	1,702,792
	Starwood Hotels & Resorts Worldwide, Inc.	24,248	1,301,633
	Steinway Musical Instruments, Inc.	1,097	30,990
* #	Steven Madden, Ltd.	2,250	51,142
*	Stoneridge, Inc.	2,900	24,128
	Strattec Security Corp.	200	8,880
	Strayer Education, Inc.	1,600	289,376
#	Sturm Ruger & Co., Inc.	3,700	34,225
* #	Sun-Times Media Group, Inc. Class A	5,900	6,136
#	Superior Industries International, Inc.	3,494	64,709
	Superior Uniform Group, Inc.	162	1,831

8

#	Syms Corp.	400	6,480
* #	Syntax-Brillian Corp.	6,200	18,042
#	Systemax, Inc.	4,800	94,800
	Tandy Brand Accessories, Inc.	800	7,592
*	Tandy Leather Factory, Inc.	663	2,718
#	Target Corp.	97,594	5,861,496
	Tempur-Pedic International, Inc.	9,400	279,086
*	Tenneco Automotive, Inc.	5,500	162,745
*	Texas Roadhouse, Inc.	100	1,259
*	The Children’s Place Retail Stores, Inc.	3,100	88,226
*	The DIRECTV Group, Inc.	135,300	3,364,911
* #	The Dress Barn, Inc.	6,300	89,082
	The Marcus Corp.	2,400	43,248
#	The McClatchey Co.	5,198	70,225
	The Men’s Wearhouse, Inc.	5,935	204,876
	The New York Times Co. Class A	14,500	239,250
#	The Pep Boys - Manny, Moe & Jack	5,900	64,487
	The Stanley Works	9,580	499,597
* #	The Steak n Shake Co.	3,200	37,024
#	The TJX Companies, Inc.	52,850	1,550,619
	Thor Industries, Inc.	6,500	229,125
	Tiffany & Co.	15,865	736,612
*	Timberland Co. Class A	5,200	84,656
	Time Warner, Inc.	432,900	7,471,854
* #	TiVo, Inc.	11,500	86,135
*	Toll Brothers, Inc.	15,800	326,586
*	Tractor Supply Co.	4,782	196,158
	Traffix, Inc.	1,269	7,754
	Triarc Companies, Inc. Class A	2,500	21,125
	Triarc Companies, Inc. Class B	2,800	23,548
	Tribune Co.	9,473	294,042
*	True Religion Apparel, Inc.	2,300	40,066
* #	Trump Entertainment Resorts, Inc.	500	2,585
*	TRW Automotive Holdings Corp.	11,600	260,420
	Tupperware Corp.	7,340	256,019
* #	Tween Brands, Inc.	3,500	88,130
* #	Under Armour, Inc. Class A	4,000	198,720
*	Unifi, Inc.	7,900	23,700
	Unifirst Corp.	1,800	67,266
*	Universal Electronics, Inc.	1,700	62,815
*	Universal Technical Institute, Inc.	3,200	56,416
*	Urban Outfitters, Inc.	18,533	485,565
	V.F. Corp.	12,520	936,371
* #	Vail Resorts, Inc.	4,578	254,125
* #	Valassis Communications, Inc.	6,000	73,980
* #	ValueVision Media, Inc. Class A	4,267	28,077
* #	VCG Holding Corp.	2,400	24,600
*	Viacom, Inc. Class A	6,450	270,900
*	Viacom, Inc. Class B	71,966	3,024,011
	Virco Manufacturing Corp.	300	2,382
#	Visteon Corp.	13,600	59,840
*	Volcom, Inc.	2,460	66,346
	WABCO Holdings, Inc.	7,733	363,142
*	Warnaco Group, Inc.	6,102	225,164
#	Warner Music Group Corp.	16,100	121,555

9

* #	WCI Communities, Inc.	3,200	10,752
	Weight Watchers International, Inc.	9,000	429,750
	Wendy’s International, Inc.	11,700	327,951
	Westwood One, Inc.	9,600	18,336
	Whirlpool Corp.	9,575	775,192
	Wiley (John) & Sons, Inc. Class A	5,600	236,040
* #	Williams Controls, Inc.	800	13,976
#	Williams-Sonoma, Inc.	11,600	337,676
*	Wilsons The Leather Experts, Inc.	400	436
	Winnebago Industries, Inc.	3,700	79,624
* #	WMS Industries, Inc.	6,050	202,070
	Wolverine World Wide, Inc.	6,450	159,766
	World Wrestling Entertainment, Inc.	3,100	48,856
* #	WorldSpace, Inc. Class A	300	1,047
	Wyndham Worldwide Corp.	21,139	616,625
	Wynn Resorts, Ltd.	12,550	1,593,097
	Xerium Technologies, Inc.	100	595
*	XM Satellite Radio Holdings, Inc.	17,900	279,240
*	Young Broadcasting, Inc. Class A	2,900	4,089
	Yum! Brands, Inc.	58,443	2,171,157
* #	Zale Corp.	6,300	112,707
* #	Zumiez, Inc.	3,500	97,300
Total Consumer Discretionary			194,626,957

Consumer Staples — (8.9%)
	Alberto-Culver Co.	10,600	270,936
	Alico, Inc.	900	39,951
*	Alliance One International, Inc.	11,000	45,430
	Altria Group, Inc.	241,195	18,707,084
#	Andersons, Inc.	2,200	93,324
	Anheuser-Busch Companies, Inc.	85,717	4,519,000
	Archer-Daniels-Midland Co.	74,120	2,694,262
	Avon Products, Inc.	49,240	2,021,302
*	BJ’s Wholesale Club, Inc.	7,400	277,130
*	Boston Beer Co., Inc. Class A	1,100	36,509
	Brown-Forman Corp. Class A	4,585	336,906
	Brown-Forman Corp. Class B	7,775	549,226
	Calavo Growers, Inc.	300	5,589
#	Cal-Maine Foods, Inc.	3,200	78,816
#	Campbell Soup Co.	44,100	1,619,352
*	Caribou Coffee Co.	200	916
	Casey’s General Stores, Inc.	6,400	185,600
	CCA Industries, Inc.	100	974
* #	Central European Distribution Corp.	5,375	268,750
* #	Central Garden & Pet Co.	2,100	11,277
* #	Central Garden & Pet Co. Class A	3,600	18,900
* #	Chattem, Inc.	2,300	163,093
#	Chiquita Brands International, Inc.	5,100	97,869
#	Church & Dwight Co., Inc.	7,850	440,542
	Clorox Co.	16,852	1,093,358
	Coca-Cola Co.	264,458	16,422,842
	Coca-Cola Enterprises, Inc.	57,843	1,502,183
	Colgate-Palmolive Co.	58,300	4,668,664
	ConAgra, Inc.	56,617	1,416,557
*	Constellation Brands, Inc. Class A	23,200	546,360

10

	Corn Products International, Inc.	9,100	357,903
	Costco Wholesale Corp.	50,300	3,390,220
*	Cuisine Solutions, Inc.	1,464	6,515
	CVS Caremark Corp.	172,702	6,923,623
*	Darling International, Inc.	9,900	101,475
#	Dean Foods Co.	14,690	366,369
	Del Monte Foods Co.	22,930	201,784
	Diamond Foods, Inc.	2,435	48,724
*	Elizabeth Arden, Inc.	3,500	84,105
*	Energizer Holdings, Inc.	7,400	840,862
	Estee Lauder Companies, Inc.	13,900	623,832
	Farmer Brothers Co.	2,000	45,980
	Flowers Foods, Inc.	10,518	244,333
#	General Mills, Inc.	37,875	2,278,181
#	Great Atlantic & Pacific Tea, Inc.	5,400	162,270
* #	Green Mountain Coffee, Inc.	2,791	91,042
* #	Hain Celestial Group, Inc.	5,100	168,708
*	Hansen Natural Corp.	1,200	52,092
	Heinz (H.J.) Co.	36,600	1,731,180
	Hormel Foods Corp.	16,100	639,975
#	Imperial Sugar Co.	900	20,538
	Ingles Market, Inc. Class A	1,500	35,685
*	Integrated Biopharma, Inc.	800	2,480
#	Inter Parfums, Inc.	2,501	45,693
	J & J Snack Foods Corp.	2,100	67,998
	J.M. Smucker Co.	6,576	323,079
	Kellogg Co.	45,170	2,440,987
	Kimberly-Clark Corp.	50,400	3,518,424
	Kraft Foods, Inc.	189,204	6,536,998
	Lancaster Colony Corp.	3,600	138,672
	Lance, Inc.	3,600	74,664
* #	Lifeway Foods, Inc.	2,400	24,432
	Loews Corp. - Carolina Group	12,452	1,107,605
	Longs Drug Stores Corp.	4,500	238,140
	Mannatech, Inc.	2,600	16,406
* #	Maui Land & Pineapple Co., Inc.	1,000	28,150
	McCormick & Co., Inc.	13,500	515,835
* #	Medifast, Inc.	900	3,789
#	MGP Ingredients, Inc.	1,600	13,152
	Molson Coors Brewing Co.	16,638	895,790
	Nash Finch Co.	1,300	46,397
#	National Beverage Corp.	5,040	37,296
*	Natrol, Inc.	1,100	4,785
*	Natural Alternatives International, Inc.	300	2,409
*	NBTY, Inc.	7,600	227,012
	Nu Skin Enterprises, Inc. Class A	7,094	125,493
*	Omega Protein Corp.	2,400	17,280
* #	Pantry, Inc.	2,800	80,612
* #	Parlux Fragrances, Inc.	1,200	4,824
*	Pathmark Stores, Inc.	5,800	74,820
* #	Peet’s Coffee & Tea, Inc.	1,600	42,752
	PepsiAmericas, Inc.	15,700	531,445
	PepsiCo, Inc.	184,690	14,254,374
*	Performance Food Group Co.	4,640	128,482
	Pilgrim’s Pride Corp.	8,200	213,856

11

*	Prestige Brands Holdings, Inc.	5,090	42,349
	PriceSmart, Inc.	3,800	113,354
	Procter & Gamble Co.	359,460	26,600,040
	Ralcorp Holdings, Inc.	3,100	190,309
	Reddy Ice Holdings, Inc.	2,100	54,789
#	Reliv International, Inc.	2,000	15,760
	Reynolds American, Inc.	34,010	2,381,380
* #	Rite Aid Corp.	89,060	331,303
	Rocky Mountain Chocolate Factory, Inc.	1,050	18,396
	Ruddick Corp.	6,100	218,319
	Safeway, Inc.	50,730	1,765,404
#	Sanderson Farms, Inc.	2,550	79,203
* #	Sanfilippo (John B.) & Son, Inc.	600	5,088
	Sara Lee Corp.	83,082	1,398,270
*	Smithfield Foods, Inc.	16,048	482,242
	Spartan Stores, Inc.	2,559	57,577
* #	Spectrum Brands, Inc.	2,600	13,442
* #	Star Scientific, Inc.	6,300	5,985
	SUPERVALU, Inc.	25,575	1,070,825
#	Sysco Corp.	67,400	2,191,174
	Tasty Baking Co.	100	978
#	The Hershey Co.	18,400	734,344
	The Kroger Co.	79,188	2,276,655
#	Tootsie Roll Industries, Inc.	4,194	103,340
* #	TreeHouse Foods, Inc.	2,380	56,097
	Tyson Foods, Inc. Class A	34,650	516,631
* #	United Natural Foods, Inc.	4,600	134,734
	United-Guardian, Inc.	600	6,096
	Universal Corp.	3,200	171,776
* #	USANA Health Services, Inc.	1,900	79,192
	UST, Inc.	18,000	1,042,200
#	Vector Group, Ltd.	7,357	162,001
	Walgreen Co.	107,720	3,941,475
	Wal-Mart Stores, Inc.	469,546	22,491,253
	WD-40 Co.	2,300	91,241
	Weis Markets, Inc.	3,520	144,038
#	Whole Foods Market, Inc.	14,500	623,645
#	Wrigley (Wm.) Jr. Co.	24,762	1,584,768
Total Consumer Staples			179,527,902

Energy — (9.4%)
* #	Abraxas Petroleum Corp.	6,900	23,460
	Adams Resources & Energy, Inc.	600	14,940
*	Allis-Chalmers Energy, Inc.	4,400	66,660
	Alon USA Energy, Inc.	5,800	161,356
* #	Alpha Natural Resources, Inc.	8,070	226,767
*	American Oil & Gas, Inc.	5,400	34,776
	Anadarko Petroleum Corp.	53,219	3,012,195
	Apache Corp.	38,224	3,699,701
	Arch Coal, Inc.	15,800	598,188
* #	Arena Resources, Inc.	4,000	150,360
	Atlas America, Inc.	3,141	178,346
* #	ATP Oil & Gas Corp.	3,400	151,572
*	Atwood Oceanics, Inc.	3,500	305,375
	Baker Hughes, Inc.	36,240	2,908,985

12

* #	Basic Energy Services, Inc.	5,200	101,400
#	Berry Petroleum Corp. Class A	5,140	212,590
* #	Bill Barret Corp.	5,920	228,512
#	BJ Services Co.	33,730	829,083
* #	Bois d’Arc Energy, Inc.	8,471	166,032
* #	Bolt Technology Corp.	700	27,349
*	Boots & Coots International Well Control, Inc.	5,300	6,731
* #	BPZ Resources, Inc.	6,000	68,400
* #	Brigham Exploration Co.	1,800	12,438
* #	Bristow Group, Inc.	3,156	173,580
*	Bronco Drilling Co., Inc.	2,600	37,336
	Cabot Oil & Gas Corp.	11,500	395,830
*	Callon Petroleum Co.	1,600	23,920
* #	Cameron International Corp.	12,439	1,159,688
#	CARBO Ceramics, Inc.	2,650	105,205
*	Carrizo Oil & Gas, Inc.	3,200	155,040
* #	Cheniere Energy, Inc.	6,500	226,200
	Chesapeake Energy Corp.	54,338	2,056,693
	Chevron Corp.	245,464	21,544,375
	Cimarex Energy Co.	10,033	387,575
*	Clayton Williams Energy, Inc.	1,300	37,388
*	CNX Gas Corp.	17,398	535,858
* #	Complete Production Services, Inc.	7,999	141,742
*	Comstock Resources, Inc.	5,800	194,300
	ConocoPhillips	187,038	14,970,522
	CONSOL Energy, Inc.	20,380	1,208,126
* #	Contango Oil & Gas Co.	2,100	99,120
* #	Dawson Geophysical Co.	900	60,318
	Delek US Holdings, Inc.	3,500	64,540
* #	Delta Petroleum Corp.	5,533	85,042
*	Denbury Resources, Inc.	13,900	741,148
	Devon Energy Corp.	51,277	4,246,248
#	Diamond Offshore Drilling, Inc.	15,885	1,849,491
*	Dresser-Rand Group, Inc.	10,030	357,068
* #	Dril-Quip, Inc.	4,800	270,816
* #	Dune Energy, Inc.	2,900	5,829
* #	Edge Petroleum Corp.	900	5,310
	El Paso Corp.	77,684	1,249,159
* #	Encore Acquisition Co.	6,725	218,899
*	Energy Partners, Ltd.	3,300	40,854
	ENSCO International, Inc.	17,111	921,427
	EOG Resources, Inc.	27,366	2,265,357
* #	Evergreen Energy, Inc.	8,900	32,663
*	Evolution Petroleum Corp.	4,053	16,617
*	EXCO Resources, Inc.	8,500	118,830
* #	Exterran Holdings, Inc.	7,076	566,363
	Exxon Mobil Corp.	661,100	58,943,676
*	FMC Technologies, Inc.	17,382	966,092
*	Forest Oil Corp.	10,667	502,202
#	Foundation Coal Holdings, Inc.	5,500	249,920
	Frontier Oil Corp.	12,317	544,411
* #	FX Energy, Inc.	5,000	37,200
* #	Gasco Energy, Inc.	14,100	27,918
* #	Goodrich Petroleum Corp.	3,400	83,062
*	Grant Prideco, Inc.	14,741	709,042

13

* #	Grey Wolf, Inc.	23,300	118,364
	Gulf Island Fabrication, Inc.	2,000	63,620
* #	Gulfmark Offshore, Inc.	2,900	128,876
*	Gulfport Energy Corp.	4,300	89,526
	Halliburton Co.	101,238	3,706,323
* #	Harvest Natural Resources, Inc.	4,500	58,635
*	Helix Energy Solutions Group, Inc.	10,946	444,298
	Helmerich & Payne, Inc.	12,391	428,109
	Hess Corp.	36,090	2,570,330
*	Hkn, Inc.	800	6,880
#	Holly Corp.	6,600	319,770
*	Horizon Offshore, Inc.	1,500	25,410
* #	Hornbeck Offshore Services, Inc.	3,500	144,095
* #	Infinity, Inc.	900	450
	Lufkin Industries, Inc.	1,710	88,937
	Marathon Oil Corp. ADR	78,470	4,386,473
*	Mariner Energy, Inc.	10,541	228,529
	MarkWest Hydrocarbon, Inc.	1,363	83,552
	Massey Energy Co.	9,300	315,735
* #	Matrix Service Co.	3,000	78,270
*	McMoran Exploration Co.	4,200	49,392
*	Meridian Resource Corp.	11,536	20,073
*	Mitcham Industries, Inc.	1,600	29,120
#	Murphy Oil Corp.	22,484	1,608,056
*	NATCO Group, Inc. Class A	2,200	104,588
* #	National Coal Corp.	900	2,889
*	National-Oilwell, Inc.	40,596	2,766,617
*	Natural Gas Services Group	1,600	28,864
*	Newfield Exploration Co.	15,660	780,651
*	Newpark Resources, Inc.	11,300	60,794
	Noble Corp.	28,200	1,470,066
	Noble Energy, Inc.	20,215	1,456,289
	Occidental Petroleum Corp.	95,565	6,667,570
*	Oceaneering International, Inc.	6,439	410,873
*	Oil States International, Inc.	6,100	193,431
*	OMNI Energy Services Corp.	2,000	10,160
	Overseas Shipholding Group, Inc.	4,400	315,040
* #	Pacific Ethanol, Inc.	3,100	18,941
* #	Parallel Petroleum Corp.	4,700	90,005
*	Parker Drilling Co.	13,200	94,380
	Patterson-UTI Energy, Inc.	18,835	355,040
#	Peabody Energy Corp.	30,460	1,694,794
#	Penn Virginia Corp.	4,900	203,938
* #	Petrohawk Energy Corp.	15,464	252,063
* #	Petroleum Development Corp.	1,800	91,206
* #	PetroQuest Energy, Inc.	6,500	86,385
*	PHI, Inc.	1,600	51,024
*	Pioneer Drilling Co.	6,075	72,353
	Pioneer Natural Resources Co.	13,731	611,991
*	Plains Exploration & Production Co.	16,335	823,447
* #	PowerSecure International, Inc.	1,600	21,984
*	Pride International, Inc.	20,147	664,247
* #	Quest Resource Corp.	3,600	29,016
* #	Quicksilver Resources, Inc.	9,170	464,002
	Range Resources Corp.	17,300	703,764

14

*	Rentech, Inc.	9,400	19,552
	Rowan Companies, Inc.	13,378	473,581
#	RPC, Inc.	11,000	122,100
	Schlumberger, Ltd.	21,600	2,018,520
*	SEACOR Holdings, Inc.	2,700	244,539
	Smith International, Inc.	23,200	1,455,104
* #	Southwestern Energy Co.	19,440	967,529
	Spectra Energy Corp.	61,282	1,509,988
#	St. Mary Land & Exploration Co.	7,700	302,610
*	Stone Energy Corp.	3,530	159,556
* #	SulphCo, Inc.	9,200	48,760
#	Sunoco, Inc.	14,495	972,614
*	Superior Energy Services, Inc.	9,626	335,947
*	Superior Well Services, Inc.	2,900	56,231
*	Swift Energy Corp.	3,730	151,102
* #	Syntroleum Corp.	7,300	9,198
*	T-3 Energy Services, Inc.	1,300	65,533
	Tesoro Petroleum Corp.	16,143	793,913
* #	Teton Energy Corp.	2,100	8,757
*	TETRA Technologies, Inc.	8,650	136,756
*	TGC Industries, Inc.	2,971	26,888
	The Williams Companies, Inc.	65,400	2,270,034
	Tidewater, Inc.	6,900	337,341
* #	Toreador Resources Corp.	2,100	13,692
* #	Transmeridian Exploration, Inc.	9,500	16,815
* #	Trico Marine Services, Inc.	1,800	63,666
* #	Tri-Valley Corp.	3,600	22,284
* #	TXCO Resources, Inc.	4,300	51,815
*	Union Drilling, Inc.	2,600	33,020
*	Unit Corp.	5,120	228,966
*	Uranium Resources, Inc.	5,000	59,300
#	USEC, Inc.	11,600	95,236
	Valero Energy Corp.	63,594	4,138,062
* #	Verenium Corp.	5,100	18,615
	W&T Offshore, Inc.	7,400	195,360
* #	Warren Resources, Inc.	7,240	92,382
*	Weatherford International, Ltd.	35,500	2,223,010
* #	Westmoreland Coal Co.	1,200	19,380
*	Westside Energy Corp.	1,300	3,172
*	W-H Energy Services, Inc.	3,600	181,800
*	Whiting Petroleum Corp.	4,950	260,964
	World Fuel Services Corp.	3,500	110,740
	XTO Energy, Inc.	44,290	2,738,008
Total Energy			190,458,891

Financials — (14.7%)
	1st Source Corp.	3,190	64,247
#	21st Century Holding Co.	1,200	15,504
	Advance America Cash Advance Centers, Inc.	9,200	83,904
	Advanta Corp. Class A	1,800	16,776
	Advanta Corp. Class B	3,890	38,939
* #	Affiliated Managers Group, Inc.	3,686	457,985
	Affirmative Insurance Holdings, Inc.	400	4,428
	AFLAC, Inc.	56,375	3,531,330
	Alabama National Bancorporation	2,400	185,496

15

	Alfa Corp.	8,604	185,932
*	Allegheny Corp.	926	378,734
	Allstate Corp.	67,372	3,444,057
*	Alphatec Holdings, Inc.	300	1,377
*	AmComp, Inc.	400	3,956
	Amcore Financial, Inc.	2,700	63,450
	American Bancorp of New Jersey, Inc.	1,200	12,840
	American Capital Strategies, Ltd.	22,150	833,061
	American Equity Investment Life Holding Co.	6,690	60,277
	American Express Co.	135,500	7,991,790
	American Financial Group, Inc.	12,647	369,545
	American International Group, Inc.	294,867	17,140,619
	American National Insurance Co.	3,356	401,210
	American Physicians Capital, Inc.	900	37,764
	American River Bankshares	800	16,120
	American West Bancorporation	2,033	36,899
* #	AmeriCredit Corp.	13,900	159,433
	Ameriprise Financial, Inc.	27,144	1,593,081
	Ameris Bancorp	1,300	21,879
*	Amerisafe, Inc.	2,300	35,098
*	AmeriServe Financial, Inc.	2,300	6,716
#	Anchor Bancorp Wisconsin, Inc.	2,700	68,634
	AON Corp.	35,006	1,749,250
	Arrow Financial Corp.	296	6,361
#	Asset Acceptance Capital Corp.	2,200	24,860
	Associated Banc-Corp.	15,314	416,694
#	Assurant, Inc.	14,430	944,155
#	ASTA Funding, Inc.	1,700	61,472
	Astoria Financial Corp.	11,650	291,716
#	Atlantic Coast Federal Corp.	1,799	22,200
*	B of I Holding, Inc.	900	6,435
	BancFirst Corp.	2,200	102,872
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	2,143	53,232
	BancorpSouth, Inc.	9,803	239,781
	BancTrust Financial Group, Inc.	3	37
	Bank of America Corp.	510,003	23,526,438
*	Bank of Florida Corp.	400	5,120
	Bank of Granite Corp.	1,600	18,480
	Bank of Hawaii Corp.	5,700	296,799
	Bank of New York Mellon Corp.	127,407	6,110,440
#	Bank of the Ozarks, Inc.	2,100	61,089
#	BankAtlantic Bancorp, Inc. Class A	400	1,540
	BankFinancial Corp.	2,400	37,944
#	BankUnited Financial Corp. Class A	3,200	25,536
	Banner Corp.	1,800	53,928
#	BB&T Corp.	61,782	2,229,095
#	Bear Stearns Companies, Inc.	12,410	1,237,277
	Benjamin Franklin Bancorp, Inc.	700	9,226
	Berkshire Hills Bancorp, Inc.	1,499	36,381
	Beverly Hills Bancorp, Inc.	1,800	9,756
	Blackrock, Inc.	13,010	2,580,794
	BOK Financial Corp.	8,029	439,507
	Boston Private Financial Holdings, Inc.	4,900	134,946
	Brooke Corp.	1,400	9,702
	Brookline Bancorp, Inc.	7,800	79,950

16

	Brooklyn Federal Bancorp, Inc.	100	1,350
	Brown & Brown, Inc.	16,300	400,980
	Cadence Financial Corp.	500	8,175
	Camden National Corp.	900	26,730
#	Capital City Bank Group, Inc.	400	11,612
	Capital Corp. of the West	1,100	20,669
	Capital One Financial Corp.	48,017	2,559,786
	Capital Southwest Corp.	408	49,058
#	Capitol Bancorp, Ltd.	1,800	36,072
#	Capitol Federal Financial	8,689	294,470
	Cardinal Financial Corp.	3,000	28,740
	Cascade Financial Corp.	500	6,830
	Cash America International, Inc.	3,700	133,126
* #	Cash Systems, Inc.	2,400	12,456
#	Cathay General Bancorp	6,452	186,979
*	CB Richard Ellis Group, Inc.	25,000	593,750
* #	Centennial Bank Holdings, Inc.	2,300	11,615
#	Center Bancorp, Inc.	2,058	24,614
	Center Financial Corp.	1,700	20,910
	Central Pacific Financial Corp.	3,200	64,672
	Chemical Financial Corp.	2,676	67,168
	Chittenden Corp.	5,650	197,919
	Chubb Corp.	45,308	2,471,551
	Cincinnati Financial Corp.	20,571	822,429
	CIT Group, Inc.	21,740	578,284
	Citigroup, Inc.	572,709	19,071,210
	Citizens Community Bancorp, Inc.	600	5,514
	Citizens First Bancorp, Inc.	500	7,360
	Citizens Republic Bancorp, Inc.	6,914	98,317
* #	Citizens, Inc.	5,015	32,898
	City Holding Co.	2,200	79,156
	City National Corp.	5,852	376,986
	CNA Financial Corp.	32,589	1,154,954
*	CNA Surety Corp.	5,900	121,717
	CoBiz Financial, Inc.	2,700	44,118
	Cohen & Steers, Inc.	4,600	130,502
	Columbia Banking System, Inc.	1,855	57,153
	Comerica, Inc.	18,400	842,352
	Commerce Bancorp, Inc.	21,864	870,624
	Commerce Bancshares, Inc.	8,289	375,774
	Commerce Group, Inc.	7,100	255,245
	Community Bank System, Inc.	2,187	44,112
	Community Trust Bancorp, Inc.	2,000	56,500
	Compass Diversified Holdings	100	1,489
* #	CompuCredit Corp.	5,700	73,872
*	Conseco, Inc.	13,995	179,696
#	Consolidated-Tokoma Land Co.	600	37,860
* #	Consumer Portfolio Services, Inc.	2,100	6,951
*	Core-Mark Holding Co., Inc.	700	18,781
#	Corus Bankshares, Inc.	239	2,268
#	Countrywide Financial Corp.	47,298	511,764
* #	Cowen Group, Inc.	2,000	21,460
*	Crescent Financial Corp.	740	7,541
	Cullen Frost Bankers, Inc.	6,500	341,965
#	CVB Financial Corp.	8,913	99,113

17

*	Dearborn Bancorp, Inc.	105	1,073
	Delphi Financial Group, Inc. Class A	5,100	196,044
#	Delta Financial Corp.	3,283	6,041
	Dime Community Bancshares	4,300	58,351
	Discover Financial Services	56,970	989,569
*	Dollar Financial Corp.	3,000	89,640
	Donegal Group, Inc. Class A	2,440	41,212
* #	E*TRADE Financial Corp.	48,100	221,260
	East West Bancorp, Inc.	6,600	177,870
*	Eastern Insurance Holdings, Inc.	300	4,869
	Eaton Vance Corp.	14,500	634,520
	EMC Insurance Group, Inc.	1,000	24,350
* #	Encore Capital Group, Inc.	3,200	32,864
#	Enterprise Financial Services Corp.	1,100	25,223
	Erie Indemnity Co.	6,694	346,348
*	Exlservice Holdings, Inc.	2,800	67,116
	F.N.B. Corp.	6,325	98,101
	FBL Financial Group, Inc. Class A	3,796	140,718
	Federal Agriculture Mortgage Corp. Class C	300	8,163
	Federal National Mortgage Association	112,075	4,305,921
	Federated Investors, Inc.	12,000	489,480
	Fidelity National Financial, Inc.	25,899	404,542
	Fidelity Southern Corp.	1,000	11,000
	Fifth Third Bancorp	61,728	1,846,284
	Financial Federal Corp.	3,450	76,210
	Financial Institutions, Inc.	50	901
* #	First Acceptance Corp.	5,500	22,220
	First American Corp.	11,800	403,324
	First Bancorp	1,900	36,309
#	First Busey Corp.	3,981	83,163
*	First Cash Financial Services, Inc.	4,000	68,000
#	First Charter Corp.	3,300	99,396
	First Citizens BancShares, Inc.	100	15,669
#	First Commonwealth Financial Corp.	7,500	87,300
	First Community Bancorp	3,800	170,962
	First Community Bancshares, Inc.	1,100	35,321
	First Financial Bancorp	4,900	56,252
	First Financial Bankshares, Inc.	2,290	89,310
	First Financial Corp.	1,700	48,246
	First Financial Holdings, Inc.	1,700	46,597
	First Horizon National Corp.	14,700	324,576
	First Indiana Corp.	1,825	58,126
#	First Marblehead Corp.	10,350	310,603
	First Merchants Corp.	1,745	37,849
	First Midwest Bancorp, Inc.	5,400	176,580
#	First Niagara Financial Group, Inc.	13,285	165,133
	First Place Financial Corp.	1,100	15,884
*	First Regional Bancorp	1,300	28,652
#	First South Bancorp, Inc.	291	7,016
	First State Bancorporation	2,000	29,240
*	FirstCity Financial Corp.	102	828
	FirstMerit Corp.	10,140	208,985
	Flushing Financial Corp.	3,100	49,786
	FNB United Corp.	700	8,750
	Forest City Enterprises, Inc. Class A	600	30,084

18

	Forest City Enterprises, Inc. Class B	2,983	148,882
*	FPIC Insurance Group, Inc.	1,000	42,730
	Franklin Resources, Inc.	27,943	3,442,019
#	Frontier Financial Corp.	4,600	88,136
	Fulton Financial Corp.	22,204	277,772
	Gallagher (Arthur J.) & Co.	11,300	296,964
	GAMCO Investors, Inc.	1,148	61,188
	Gateway Financial Holdings, Inc.	2,100	27,909
	GB&T Bancshares, Inc.	700	7,434
	German American Bancorp, Inc.	2,000	26,300
*	GFI Group, Inc.	3,400	331,092
#	Glacier Bancorp, Inc.	7,034	140,047
*	Great Lakes Bancorp, Inc.	960	12,374
	Great Southern Bancorp, Inc.	1,895	42,126
	Greene Bancshares, Inc.	1,500	44,805
	Greenhill & Co., Inc.	3,300	238,557
*	Grubb & Ellis Co.	3,500	18,060
*	Hallmark Financial Services, Inc.	2,700	40,392
	Hancock Holding Co.	4,100	160,761
	Hanmi Financial Corp.	5,000	47,950
	Hanover Insurance Group, Inc.	5,600	252,560
	Harleysville Group, Inc.	3,595	125,825
	Harleysville National Corp.	3,747	57,516
	Hartford Financial Services Group, Inc.	36,561	3,484,995
	HCC Insurance Holdings, Inc.	12,550	385,787
	Heartland Financial USA, Inc.	500	9,995
	Heritage Commerce Corp.	1,500	26,700
	Heritage Financial Corp.	871	18,126
	Heritage Financial Group	1,785	24,097
	Hilb Rogal Hamilton Co.	4,800	205,200
	Home Bancshares, Inc.	400	8,012
	Home Federal Bancorp, Inc.	1,700	18,904
	Horace Mann Educators Corp.	2,800	54,768
	Horizon Financial Corp.	2,100	36,141
	Hudson City Bancorp, Inc.	63,355	964,263
	Huntington Bancshares, Inc.	31,714	497,593
	IBERIABANK Corp.	1,425	68,970
	Imperial Capital Bancorp, Inc.	300	6,840
	Independence Holding Co.	1,600	21,696
	Independent Bank Corp. (MA)	1,900	54,986
#	Independent Bank Corp. (MI)	2,263	21,634
	Infinity Property & Casualty Corp.	800	31,272
	Integra Bank Corp.	1,800	28,926
*	IntercontinentalExchange, Inc.	7,400	1,235,504
	International Bancshares Corp.	9,040	199,242
	International Securities Exchange Holdings, Inc.	4,100	275,479
	Intervest Bancshares Corp.	1,300	20,709
*	Investment Technology Group, Inc.	5,163	235,846
*	Investors Bancorp, Inc.	5,500	80,685
	Irwin Financial Corp.	2,000	16,260
	James River Group, Inc.	1,200	41,040
	Janus Capital Group, Inc.	21,385	717,894
	Jefferies Group, Inc.	14,080	359,885
#	Jones Lang LaSalle, Inc.	4,300	361,501
	JPMorgan Chase & Co.	384,772	17,553,299

19

	Kearny Financial Corp.	1,900	24,054
	KeyCorp	46,580	1,226,917
	K-Fed Bancorp	1,944	23,639
	KNBT Bancorp, Inc.	1,900	30,134
*	Knight Capital Group, Inc.	10,400	138,840
#	Lakeland Bancorp, Inc.	2,835	32,631
	Lakeland Financial Corp.	1,500	28,410
	LandAmerica Financial Group, Inc.	2,040	53,693
	Legacy Bancorp, Inc.	1,100	14,003
	Legg Mason, Inc.	15,890	1,212,566
	Lehman Brothers Holdings, Inc.	57,190	3,581,810
#	Leucadia National Corp.	26,060	1,223,778
#	Life Partners Holdings, Inc.	1,400	49,420
	Lincoln National Corp.	30,007	1,847,531
	LNB Bancorp, Inc.	840	11,970
	Loews Corp.	76,756	3,668,169
* #	Loopnet, Inc.	4,000	61,440
	M&T Bank Corp.	12,838	1,167,744
#	Macatawa Bank Corp.	1,686	16,826
	MainSource Financial Group, Inc.	2,414	36,355
*	Markel Corp.	1,200	578,580
* #	MarketAxess Holdings, Inc.	3,500	50,260
*	Marlin Business Services, Inc.	1,500	20,250
#	Marsh & McLennan Companies, Inc.	55,495	1,394,034
	Marshall & Ilsley Corp.	30,922	973,115
	Mastercard, Inc.	8,300	1,665,395
	MB Financial, Inc.	4,650	147,405
	MBT Financial Corp.	2,100	19,950
	MCG Capital Corp.	7,200	81,360
*	Meadowbrook Insurance Group, Inc.	4,400	40,436
	Medallion Financial Corp.	1,900	18,677
	Mercantile Bank Corp.	105	1,799
	Mercer Insurance Group, Inc.	1,116	19,764
	Merchants Bancshares, Inc.	649	15,122
	Mercury General Corp.	6,630	344,031
	Merrill Lynch & Co., Inc.	98,790	5,921,473
	MetLife, Inc.	83,891	5,502,411
	Midland Co.	200	12,792
#	Midwest Banc Holdings, Inc.	1,500	18,900
#	Moody’s Corp.	30,800	1,159,928
	Morgan Stanley	116,160	6,123,955
*	Move, Inc.	16,700	39,245
	Nara Bancorp, Inc.	3,400	45,356
*	Nasdaq Stock Market, Inc.	13,630	590,997
	National City Corp.	79,211	1,565,209
	National Interstate Corp.	2,200	72,446
#	National Penn Bancshares, Inc.	5,380	84,520
	Nationwide Financial Services, Inc.	6,000	268,560
*	Navigators Group, Inc.	2,200	129,140
	NBT Bancorp, Inc.	4,484	111,786
	Nelnet, Inc. Class A	2,800	38,612
	New England Bancshares, Inc.	1,000	11,950
#	New York Community Bancorp, Inc.	37,775	702,993
	NewAlliance Bancshares, Inc.	14,200	183,180
*	Newtek Business Services, Inc.	400	484

20

* #	NexCen Brands, Inc.	5,700	25,650
*	North Pointe Holdings Corp.	1,000	10,620
	Northeast Community Bancorp, Inc.	1,300	15,197
	Northern Trust Corp.	25,050	2,028,799
	Northrim Bancorp, Inc.	300	5,619
#	Northwest Bancorp, Inc.	6,300	174,762
	NYMAGIC, Inc.	400	8,912
	NYSE Euronext	27,800	2,407,480
	Oak Hill Financial, Inc.	500	15,040
	OceanFirst Financial Corp.	1,926	31,702
* #	Ocwen Financial Corp.	555	3,108
	Odyssey Re Holdings Corp.	8,400	323,736
	Old National Bancorp	6,875	109,862
	Old Republic International Corp.	27,632	414,756
	Old Second Bancorp, Inc.	1,400	37,086
	Omega Financial Corp.	1,692	52,367
#	optionsXpress Holding, Inc.	7,600	231,116
#	Pacific Capital Bancorp	4,533	93,153
*	Pacific Mercantile Bancorp	1,596	21,115
	Park National Corp.	1,700	128,469
	Partners Trust Financial Group, Inc.	4,900	62,475
	Patriot Capital Funding, Inc.	2,474	26,521
#	Peapack-Gladstone Financial Corp.	1,170	29,338
*	Penn Treaty American Corp.	3,300	21,780
*	Pennsylvania Commerce Bancorp, Inc.	200	5,614
	Peoples Bancorp, Inc.	1,400	33,866
#	People’s United Financial, Inc.	32,802	556,650
	PFF Bancorp, Inc.	2,360	22,184
*	Philadelphia Consolidated Holding Corp.	8,600	366,188
*	Pico Holdings, Inc.	2,400	92,376
*	Pinnacle Financial Partners, Inc.	2,100	61,173
*	Piper Jaffray Companies, Inc.	1,004	46,505
*	PMA Capital Corp. Class A	1,000	8,740
	PNC Financial Services Group, Inc.	39,153	2,866,391
#	Portfolio Recovery Associates, Inc.	1,800	72,504
	Preferred Bank	300	8,019
	Presidential Life Corp.	1,100	18,964
	Principal Financial Group, Inc.	30,000	1,964,700
	PrivateBancorp, Inc.	2,700	82,647
* #	ProAssurance Corp.	4,300	235,812
	ProCentury Corp.	1,600	22,512
	Progressive Corp.	83,490	1,536,216
	Prosperity Bancshares, Inc.	5,520	177,413
	Protective Life Corp.	8,600	355,868
	Provident Bankshares Corp.	4,186	98,162
	Provident Financial Holdings, Inc.	100	1,826
#	Provident Financial Services, Inc.	8,100	120,366
#	Provident New York Bancorp	5,330	65,026
	Prudential Financial, Inc.	52,419	4,934,725
	QC Holdings, Inc.	2,796	38,836
#	Radian Group, Inc.	7,400	83,916
	Rainier Pacific Financial Group, Inc.	700	10,367
#	Raymond James Financial, Inc.	14,338	465,698
	Regions Financial Corp.	80,952	2,139,561
	Reinsurance Group of America, Inc.	7,100	384,181

21

	Renasant Corp.	2,200	42,922
	Republic Bancorp, Inc. Class A	105	1,706
#	Resource America, Inc.	2,300	37,306
* #	Rewards Network, Inc.	3,800	19,874
	Riverview Bancorp, Inc.	1,700	22,270
	RLI Corp.	3,100	184,853
	Rockville Financial, Inc.	1,900	25,973
	Rome Bancorp, Inc.	1,100	12,815
	S&T Bancorp, Inc.	2,900	92,887
	S.Y. Bancorp, Inc.	1,530	36,200
	SAFECO Corp.	12,178	702,792
	Safety Insurance Group, Inc.	400	14,604
	Sanders Morris Harris Group, Inc.	3,518	34,230
	Sandy Spring Bancorp, Inc.	1,700	49,912
	Schwab (Charles) Corp.	141,577	3,441,737
*	Seabright Insurance Holdings	2,400	37,224
	Seacoast Banking Corp. of Florida	2,500	31,375
#	Security Bank Corp.	100	1,127
#	SEI Investments Co.	22,720	704,774
	Selective Insurance Group, Inc.	7,200	169,848
*	SI Financial Group, Inc.	100	1,013
#	Sierra Bancorp	1,400	34,944
* #	Signature Bank	900	33,345
	Simmons First National Corp. Class A	1,872	48,840
	SLM Corp.	20,000	761,600
* #	Smithtown Bancorp, Inc.	200	4,206
#	South Financial Group, Inc.	6,200	111,104
	Southern Community Financial Corp.	1,600	10,880
#	Southside Bancshares, Inc.	1,625	31,119
	Southwest Bancorp, Inc.	1,400	25,130
	Sovereign Bancorp, Inc.	51,925	611,157
	StanCorp Financial Group, Inc.	6,300	328,167
	State Auto Financial Corp.	5,240	146,091
	State Bancorp, Inc.	1,892	27,661
#	State Street Corp.	43,527	3,477,372
	Sterling Bancorp	1,824	24,369
	Sterling Bancshares, Inc.	9,200	113,528
	Sterling Financial Corp.	4,111	73,710
	Sterling Financial Corp. (PA)	3,585	61,483
	Stewart Information Services Corp.	2,175	58,877
* #	Stifel Financial Corp.	2,000	93,100
	Student Loan Corp.	2,372	333,290
	Suffolk Bancorp	1,300	40,118
* #	Sun American Bancorp	200	952
* #	Sun Bancorp, Inc.	2,913	49,084
	SunTrust Banks, Inc.	40,252	2,822,068
* #	Superior Bancorp	3,900	23,361
	Susquehanna Bancshares, Inc.	5,342	106,252
*	Susser Holdings Corp.	100	2,358
*	SVB Financial Group	4,400	226,512
	SWS Group, Inc.	3,000	40,680
	Synovus Financial Corp.	40,015	995,973
	T. Rowe Price Group, Inc.	30,285	1,861,922
	Taylor Capital Group, Inc.	1,300	28,782
	TCF Financial Corp.	13,400	260,094

22

*	TD Ameritrade Holding Corp.	68,846	1,286,732
* #	Tejon Ranch Co.	2,100	81,165
#	Temecula Valley Bancorp, Inc.	700	7,840
*	Tennessee Commerce Bancorp, Inc.	700	17,920
*	Texas Capital Bancshares, Inc.	2,200	46,376
*	The Bancorp, Inc.	1,500	24,240
#	The Colonial BancGroup, Inc.	17,700	281,784
	The Goldman Sachs Group, Inc.	46,100	10,448,104
	The Phoenix Companies, Inc.	4,100	49,282
#	The St. Joe Corp.	8,000	227,600
	The Travelers Companies, Inc.	75,571	4,013,576
	TierOne Corp.	1,800	42,120
#	Tompkins Financial Corp.	1,340	57,017
	Torchmark Corp.	11,098	684,525
	Tower Group, Inc.	2,600	84,292
*	Tradestation Group, Inc.	5,400	64,422
	Transatlantic Holdings, Inc.	7,802	580,079
	Trico Bancshares	2,200	46,662
#	TrustCo Bank Corp. (NY)	8,900	94,607
	Trustmark Corp.	7,249	184,560
#	U.S. Bancorp	198,800	6,578,292
#	UCBH Holdings, Inc.	13,500	217,080
	UMB Financial Corp.	5,500	206,910
#	Umpqua Holdings Corp.	3,711	59,896
	Union Bankshares Corp.	1,550	32,100
	UnionBanCal Corp.	16,675	900,283
	United Bankshares, Inc.	3,800	118,104
	United Community Banks, Inc.	4,650	88,164
	United Financial Bancorp, Inc.	2,099	22,606
	United Fire & Casualty Co.	3,500	107,870
* #	United PanAm Financial Corp.	1,873	10,489
#	United Security Bancshares (CA)	365	5,676
	United Western Bancorp, Inc.	900	18,909
	Unitrin, Inc.	7,700	356,202
*	Universal American Financial Corp.	7,371	175,725
*	Universal Insurance Holdings, Inc.	4,200	30,870
	Univest Corporation of Pennsylvania	1,893	40,321
	Unum Group	43,099	1,070,579
	USB Holding Co., Inc.	2,300	48,484
	Valley National Bancorp	13,804	270,558
#	Vineyard National Bancorp Co.	1,425	15,390
* #	Virginia Commerce Bancorp, Inc.	2,585	32,390
#	Virginia Financial Group, Inc.	19	328
	W. R. Berkley Corp.	21,781	666,063
	Wachovia Corp.	222,864	9,583,152
	Waddell & Reed Financial, Inc.	9,800	334,964
	Washington Federal, Inc.	10,507	246,599
	Washington Trust Bancorp, Inc.	1,808	44,929
*	Wauwatosa Holdings, Inc.	700	9,338
	Webster Financial Corp.	6,500	218,985
	Wells Fargo & Co.	381,382	12,368,218
	Wesbanco, Inc.	2,232	53,523
	Wesco Financial Corp.	60	25,920
#	West Bancorporation	2,633	36,967
	West Coast Bancorp	2,100	41,916

23

#	Westamerica Bancorporation	3,100	145,731
* #	Western Alliance Bancorp	2,800	61,768
	Westwood Holdings Group, Inc.	200	7,560
	Whitney Holding Corp.	7,600	208,240
	Willow Financial Bancorp, Inc.	2,570	24,158
	Wilmington Trust Corp.	8,100	289,332
	Wilshire Bancorp, Inc.	3,100	28,892
*	Wilshire Enterprises, Inc.	400	1,556
#	Wintrust Financial Corp.	3,050	107,726
* #	World Acceptance Corp.	1,900	59,983
	Zenith National Insurance Corp.	5,000	210,150
	Zions Bancorporation	12,440	678,851
* #	ZipRealty, Inc.	3,331	16,588
Total Financials			295,945,293

Health Care — (11.5%)
*	Abaxis, Inc.	2,500	82,925
	Abbott Laboratories	172,985	9,948,367
* #	Abiomed, Inc.	2,900	37,265
* #	Abraxis Bioscience, Inc.	2,212	130,537
* #	Acadia Pharmaceuticals, Inc.	4,000	45,360
*	Accelrys, Inc.	3,600	28,908
*	Acusphere, Inc.	2,100	1,680
* #	Adams Respiratory Therapeutics, Inc.	4,300	185,502
* #	Adolor Corp.	738	2,878
* #	Advanced Medical Optics, Inc.	7,081	178,583
	Aetna, Inc.	58,784	3,284,850
* #	Affymetrix, Inc.	7,900	164,715
* #	Air Methods Corp.	1,400	73,710
* #	Akorn, Inc.	7,800	59,592
*	Albany Molecular Research, Inc.	4,200	55,482
* #	Alexion Pharmaceuticals, Inc.	4,200	305,424
* #	Align Technology, Inc.	8,200	138,498
* #	Alkermes, Inc.	12,070	172,118
	Allergan, Inc.	34,900	2,339,696
*	Alliance Imaging, Inc.	5,700	54,435
*	Allied Healthcare International, Inc.	5,200	12,792
*	Allion Healthcare, Inc.	1,800	10,548
* #	Allos Therapeutics, Inc.	9,100	62,881
* #	Allscripts Healthcare Solutions, Inc.	6,300	111,447
*	Almost Family, Inc.	600	11,532
* #	Alnylam Pharmaceuticals, Inc.	5,000	163,100
	Alpharma, Inc. Class A	5,400	113,400
*	Amag Pharmaceuticals, Inc.	1,900	109,497
*	Amedisys, Inc.	3,234	137,962
*	America Services Group, Inc.	1,200	9,672
*	American Dental Partners, Inc.	1,437	28,639
* #	American Medical Systems Holdings, Inc.	7,900	107,993
*	AMERIGROUP Corp.	6,300	216,531
	AmerisourceBergen Corp.	21,600	979,992
*	Amgen, Inc.	120,060	6,633,315
*	AMICAS, Inc.	5,900	14,573
*	AMN Healthcare Services, Inc.	3,400	57,392
*	Amsurg Corp.	3,950	102,147
* #	Amylin Pharmaceuticals, Inc.	14,707	561,660

24

	Analogic Corp.	1,900	102,258
* #	Anesiva, Inc.	2,800	14,224
*	AngioDynamics, Inc.	2,600	50,466
*	Anika Therapeutics, Inc.	1,588	22,343
* #	Antigenics, Inc.	5,200	11,128
* #	APP Pharmaceuticals, Inc.	16,450	193,287
	Applera Corp. - Applied Biosystems Group	22,300	761,768
*	Applera Corp. - Celera Group	10,400	157,248
* #	Apria Healthcare Group, Inc.	5,500	119,185
* #	Arcadia Resources, Inc.	4,900	4,165
* #	Arena Pharmaceuticals, Inc.	7,400	64,750
* #	Ariad Pharmaceuticals, Inc.	8,000	36,000
* #	Arqule, Inc.	6,700	43,483
* #	Array BioPharma, Inc.	5,400	59,778
* #	Arrhythmia Research Technology, Inc.	400	3,296
* #	Arthrocare Corp.	3,300	178,629
* #	Aspect Medical Systems, Inc.	1,900	28,234
* #	AtheroGenics, Inc.	2,800	1,568
*	AtriCure, Inc.	1,200	13,764
* #	Auxilium Pharmaceuticals, Inc.	4,900	137,445
*	Avalon Pharmaceuticals, Inc.	2,834	10,401
* #	AVANIR Pharmaceuticals Class A	5,000	8,550
* #	AVI BioPharma, Inc.	8,600	20,038
*	Avigen, Inc.	2,900	12,122
	Bard (C.R.), Inc.	11,930	1,008,443
*	Barr Laboratories, Inc.	12,725	683,332
*	Barrier Therapeutics, Inc.	3,400	14,212
	Baxter International, Inc.	73,721	4,413,676
	Beckman Coulter, Inc.	7,300	516,329
	Becton Dickinson & Co.	27,200	2,250,256
* #	Bentley Pharmaceuticals, Inc.	3,300	41,547
* #	BioCryst Pharmaceuticals, Inc.	2,897	18,396
* #	Biogen Idec, Inc.	36,975	2,740,587
*	Bio-Imaging Technologies, Inc.	2,162	20,561
* #	BioLase Technology, Inc.	2,300	6,739
* #	BioMarin Pharmaceutical, Inc.	11,250	309,375
*	Bio-Rad Laboratories, Inc. Class A	1,256	126,743
* #	Bio-Reference Laboratories, Inc.	1,800	60,246
* #	BioSante Pharmaceuticals, Inc.	3,800	17,138
*	BioScrip, Inc.	5,400	47,466
*	BioSphere Medical, Inc.	2,293	13,368
*	Boston Scientific Corp.	160,880	2,031,914
*	Bovie Medical Corp.	2,244	14,429
*	Bradley Pharmaceuticals, Inc.	2,200	43,318
	Bristol-Myers Squibb Co.	222,980	6,606,897
#	Brookdale Senior Living, Inc.	9,600	317,760
*	Bruker BioSciences Corp.	12,300	114,267
* #	BSD Medical Corp.	2,800	15,428
* #	Caliper Life Sciences, Inc.	6,874	37,601
	Cambrex Corp.	3,000	23,220
*	Candela Corp.	2,400	14,880
*	Cantel Medical Corp.	2,144	37,927
*	Capital Senior Living Corp.	3,600	29,556
* #	Caraco Pharmaceutical Laboratories, Ltd.	3,200	47,232
*	Cardiac Science Corp.	3,085	26,007

25

	Cardinal Health, Inc.	42,082	2,548,065
* #	Celgene Corp.	43,640	2,686,042
* #	Cell Genesys, Inc.	6,800	15,844
* #	Cell Therapeutics, Inc.	425	1,101
*	Centene Corp.	5,500	137,500
* #	Cephalon, Inc.	7,760	581,379
* #	Cepheid, Inc.	6,400	138,432
* #	Cerner Corp.	9,200	549,700
*	Cerus Corp.	4,400	33,968
*	Charles River Laboratories International, Inc.	8,220	522,217
	Chemed Corp.	3,000	162,450
	Cigna Corp.	34,500	1,849,545
* #	Clinical Data, Inc.	2,700	66,555
* #	Coley Pharmaceutical Group, Inc.	23	183
*	Collagenex Pharmaceuticals, Inc.	2,695	21,452
* #	Columbia Laboratories, Inc.	3,900	8,970
* #	Combinatorx, Inc.	4,600	24,518
*	Community Health Systems, Inc.	11,091	370,661
	Computer Programs & Systems, Inc.	1,200	26,724
* #	Conceptus, Inc.	3,300	66,297
*	Conmed Corp.	3,785	94,171
#	Cooper Companies, Inc.	5,465	235,159
*	Corvel Corp.	1,650	38,362
*	Covance, Inc.	7,239	632,182
*	Coventry Health Care, Inc.	18,036	1,043,924
*	Critical Therapeutics, Inc.	7,500	13,650
*	Criticare Systems, Inc.	200	620
*	Cross Country Healthcare, Inc.	4,000	58,240
*	CryoCor, Inc.	1,800	6,984
*	CryoLife, Inc.	3,100	22,258
*	Cubist Pharmaceuticals, Inc.	6,900	146,556
*	Cutera, Inc.	1,400	21,196
* #	CV Therapeutics, Inc.	6,100	53,192
* #	Cyberonics, Inc.	2,300	31,372
* #	Cyclacel Pharmaceuticals, Inc.	2,790	15,484
*	Cynosure, Inc. Class A	900	26,721
*	Cypress Bioscience, Inc.	4,400	53,680
* #	Cytomedix, Inc.	2,750	9,515
* #	Cytori Therapeutics, Inc.	3,100	17,081
	Datascope Corp.	2,000	73,180
*	DaVita, Inc.	12,170	754,053
* #	Dendreon Corp.	10,500	52,500
	Dentsply International, Inc.	17,491	748,265
* #	DepoMed, Inc.	6,000	17,400
* #	Dexcom, Inc.	2,900	25,085
*	Digirad Corp.	1,000	3,580
*	Dionex Corp.	2,300	194,281
*	Discovery Laboratories, Inc.	10,300	30,076
* #	Durect Corp.	7,300	42,340
* #	DUSA Pharmaceuticals, Inc.	1,000	2,140
*	Dyax Corp.	7,267	27,615
*	Dynavax Technologies Corp.	3,800	17,366
* #	Edwards Lifesciences Corp.	6,600	326,370
#	Eli Lilly & Co.	129,445	6,854,113
* #	Elite Pharmaceuticals, Inc.	4,219	8,860

26

*	Emageon, Inc.	100	476
* #	Emeritus Corp.	3,394	85,529
* #	Emisphere Technologies, Inc.	4,334	14,129
*	Encision, Inc.	100	210
* #	Encysive Pharmaceuticals, Inc.	3,700	2,479
* #	Endologix, Inc.	4,900	12,936
*	Enzo Biochem, Inc.	4,167	45,670
* #	Enzon Pharmaceuticals, Inc.	300	2,838
* #	EPIX Pharmaceuticals, Inc.	3,600	11,448
*	eResearch Technology, Inc.	6,200	73,532
*	etrials Worldwide, Inc.	1,900	5,700
* #	ev3, Inc.	9,128	133,634
*	Exact Sciences Corp.	3,985	17,096
*	Exactech, Inc.	1,795	35,344
* #	Exelixis, Inc.	11,600	101,268
*	Express Scripts, Inc.	29,815	2,019,966
*	E-Z-EM, Inc.	1,500	31,050
* #	Farville, Inc.	5,217	10,069
* #	Five Star Quality Care, Inc.	3,400	32,062
*	Forest Laboratories, Inc.	32,300	1,245,165
* #	Gene Logic, Inc.	2,900	2,845
*	Genentech, Inc.	119,880	9,140,850
* #	Genitope Corp.	7,260	30,565
* #	Genomic Health, Inc.	3,000	72,660
*	Gen-Probe, Inc.	6,030	403,347
*	Gentiva Health Services, Inc.	3,677	66,407
* #	GenVec, Inc.	8,900	16,376
*	Genzyme Corp.	29,368	2,200,544
* #	Geron Corp.	7,400	47,878
* #	Gilead Sciences, Inc.	105,518	4,910,808
*	Greatbatch, Inc.	3,100	63,798
* #	GTx, Inc.	3,700	53,169
* #	Haemonetics Corp.	3,200	185,632
* #	Halozyme Therapeutics, Inc.	300	2,544
* #	Hana Biosciences, Inc.	700	833
*	Hanger Orthopedic Group, Inc.	1,000	10,460
*	Harvard Bioscience, Inc.	4,200	17,808
*	Health Grades, Inc.	500	2,715
	Health Management Associates, Inc.	1,500	10,215
*	Health Net, Inc.	12,800	621,824
*	HealthExtras, Inc.	5,200	138,164
*	HealthStream, Inc.	1,400	4,438
*	HealthTronics, Inc.	4,400	18,656
* #	Healthways, Inc.	4,100	239,317
* #	Hemispherx Biopharma, Inc.	2,100	2,730
*	Henry Schein, Inc.	10,400	615,160
	Hillenbrand Indutries, Inc.	7,300	393,032
* #	Hi-Tech Pharmacal Co., Inc.	1,750	17,570
*	HLTH Corp.	25,400	355,346
*	HMS Holdings Corp.	2,900	90,045
* #	Hollis-Eden Pharmaceuticals, Inc.	1,600	3,040
* #	Hologic, Inc.	12,804	850,058
	Hooper Holmes, Inc.	6,600	10,758
*	Hospira, Inc.	18,120	784,596
*	Human Genome Sciences, Inc.	14,000	145,740

27

*	Humana, Inc.	19,630	1,512,099
* #	Hythiam, Inc.	1,200	3,876
* #	ICU Medical, Inc.	1,750	64,960
* #	Idera Pharmaceuticals, Inc.	2,400	29,160
*	IDEXX Laboratories, Inc.	7,056	426,888
* #	IDM Pharma, Inc.	1,500	1,620
* #	I-Flow Corp.	3,000	50,010
* #	Illumina, Inc.	7,041	406,899
*	ImClone Systems, Inc.	10,078	454,417
* #	Immtech International, Inc.	1,700	10,421
* #	Immucor, Inc.	7,956	263,901
* #	ImmunoGen, Inc.	5,000	24,000
* #	Immunomedics, Inc.	7,700	17,402
	IMS Health, Inc.	21,882	510,945
*	Incyte Corp.	9,600	82,368
* #	Indevus Pharmaceuticals, Inc.	9,500	71,155
* #	Infinity Pharmaceuticals, Inc.	1,100	10,549
* #	Inovio Biomedical Corp.	4,295	4,037
*	Inspire Pharmaceuticals, Inc.	6,000	35,760
* #	Integra LifeSciences Holdings	3,100	128,495
*	IntegraMed America, Inc.	1,542	19,198
* #	Interleukin Genetics, Inc.	300	480
* #	InterMune, Inc.	4,100	66,584
* #	Interpharm Holdings, Inc.	1,114	702
* #	Introgen Therapeutics, Inc.	6,700	26,264
*	Intuitive Surgical, Inc.	4,352	1,426,063
	Invacare Corp.	3,900	101,400
*	Inventiv Health, Inc.	3,800	110,884
*	Inverness Medical Innovations, Inc.	1,223	71,766
*	Invitrogen Corp.	5,434	527,152
*	Iridex Corp.	300	816
*	IRIS International, Inc.	2,600	47,060
* #	Isis Pharmaceuticals, Inc.	9,900	175,131
* #	Isolagen, Inc.	3,600	10,260
* #	Ista Pharmaceuticals, Inc.	3,920	20,266
* #	I-Trax, Inc.	5,200	18,824
* #	Javelin Pharmaceuticals, Inc.	5,600	23,296
	Johnson & Johnson	331,400	22,449,036
* #	Kendle International, Inc.	1,600	69,072
*	Kensey Nash Corp.	1,300	35,048
* #	Keryx Biopharmaceuticals, Inc.	5,000	46,000
*	Kindred Healthcare, Inc.	5,200	127,764
* #	Kinetic Concepts, Inc.	8,070	473,225
*	King Pharmaceuticals, Inc.	29,700	314,523
* #	Kosan Biosciences, Inc.	5,007	23,883
*	K-V Pharmaceutical Co. Class A	4,550	128,310
* #	La Jolla Pharmaceutical Co.	5,000	18,550
*	Laboratory Corp. of America Holdings	14,100	1,024,647
	Landauer, Inc.	1,100	55,231
*	Langer, Inc.	1,756	4,390
*	Lannet Co., Inc.	3,087	11,113
	LCA-Vision, Inc.	2,150	34,959
*	Lexicon Pharmaceuticals, Inc.	11,500	39,905
*	LHC Group, Inc.	1,900	48,640
*	Lifecell Corp.	4,200	170,310

28

*	Lifecore Biomedical, Inc.	1,700	20,842
* #	LifePoint Hospitals, Inc.	612	19,364
	Ligand Pharmaceuticals, Inc. Class B	375	1,841
* #	Lincare Holdings, Inc.	8,972	306,753
* #	Luminex Corp.	4,334	69,387
*	Magellan Health Services, Inc.	5,565	252,929
* #	Mannkind Corp.	5,200	48,880
	Manor Care, Inc.	8,400	542,808
* #	Martek Biosciences Corp.	4,800	124,128
*	Matria Healthcare, Inc.	2,750	62,480
* #	Matrixx Initiatives, Inc.	1,200	19,428
*	Maxygen, Inc.	4,600	34,822
	McKesson Corp.	34,020	2,270,155
* #	Medarex, Inc.	13,468	171,044
*	MedCath Corp.	2,700	68,634
*	Medco Health Solutions, Inc.	31,250	3,124,687
* #	Medical Action Industries, Inc.	1,650	33,016
*	Medical Staffing Network Holdings, Inc.	3,576	21,814
#	Medicis Pharmaceutical Corp. Class A	6,700	180,230
* #	Medivation, Inc.	2,150	29,240
*	MEDTOX Scientific, Inc.	1,100	20,009
	Medtronic, Inc.	127,100	6,463,035
*	Memry Corp.	347	503
#	Mentor Corp.	4,400	165,396
	Merck & Co., Inc.	248,454	14,748,229
*	Merge Technologies, Inc.	4,178	5,473
	Meridian Bioscience, Inc.	4,775	147,309
*	Merit Medical Systems, Inc.	3,511	51,015
*	Metabasis Therapeutics, Inc.	3,400	9,724
*	Metropolitan Health Networks, Inc.	6,900	15,525
*	MGI Pharma, Inc.	9,200	318,412
* #	Micromet, Inc.	2,750	4,812
* #	Micrus Endovascular Corp.	1,780	32,592
* #	MiddleBrook Pharmaceuticals, Inc.	4,000	4,480
*	Millennium Pharmaceuticals, Inc.	37,600	554,224
* #	Millipore Corp.	6,200	507,656
* #	Minrad International, Inc.	5,300	14,363
*	Molina Healthcare, Inc.	3,200	119,968
*	Momenta Pharmaceuticals, Inc.	2,200	11,748
* #	Monogram Biosciences, Inc.	540	670
*	MTS Medication Technologies	1,095	13,633
*	MWI Veterinary Supply, Inc.	1,300	54,704
#	Mylan, Inc.	9,245	132,943
* #	Myriad Genetics, Inc.	4,900	236,180
* #	Nabi Biopharmaceuticals	6,800	22,440
* #	Nastech Pharmaceutical Co., Inc.	3,000	11,400
#	National Healthcare Corp.	1,600	78,560
* #	National Medical Health Card Systems, Inc.	987	9,268
*	Natus Medical, Inc.	2,200	37,114
* #	Nektar Therapeutics	4,100	27,347
*	Neogen Corp.	1,950	51,694
*	Neose Technologies, Inc.	5,700	9,120
* #	Neurocrine Biosciences, Inc.	5,200	67,704
*	Neurogen Corp.	5,300	17,490
* #	Neurometric, Inc.	1,300	10,868

29

*	Nighthawk Radiology Holdings, Inc.	2,900	61,306
* #	NitroMed, Inc.	5,696	5,981
*	NMT Medical, Inc.	900	4,518
* #	Northfield Laboratories, Inc.	2,800	3,024
*	Northstar Neuroscience, Inc.	1,000	9,230
* #	NovaMed, Inc.	1,500	7,005
*	Novavax, Inc.	8,100	29,484
*	Noven Pharmaceuticals, Inc.	2,800	44,324
* #	NPS Pharmaceuticals, Inc.	5,995	24,460
*	Nutraceutical International Corp.	1,500	16,545
* #	NuVasive, Inc.	3,900	166,023
*	Nuvelo, Inc.	2,243	3,903
* #	NxStage Medical, Inc.	3,200	41,152
*	Odyssey Healthcare, Inc.	4,250	42,500
	Omnicare, Inc.	11,400	290,472
*	Omnicell, Inc.	4,100	108,117
*	Omrix Biopharmaceuticals, Inc.	1,800	60,102
* #	Onyx Pharmaceuticals, Inc.	6,700	365,418
*	OraSure Technologies, Inc.	5,500	52,140
*	Orchid Cellmark, Inc.	4,500	20,610
*	OSI Pharmaceuticals, Inc.	6,700	312,421
*	Osteotech, Inc.	2,000	16,440
	Owens & Minor, Inc.	5,000	196,350
* #	Oxigene, Inc.	4,200	11,592
* #	Pain Therapeutics, Inc.	4,700	49,303
* #	Palomar Medical Technologies, Inc.	2,000	35,080
*	Panacos Pharmaceuticals, Inc.	3,500	7,210
*	Par Pharmaceutical Companies, Inc.	4,300	82,732
*	Parexel International Corp.	3,400	150,450
*	Patterson Companies, Inc.	16,100	518,098
*	PDI, Inc.	800	7,760
*	PDL BioPharma, Inc.	13,500	239,085
*	Pediatrix Medical Group, Inc.	5,700	368,562
* #	Penwest Pharmaceuticals Co.	2,500	15,225
	PerkinElmer, Inc.	14,700	401,016
#	Perrigo Co.	12,467	385,230
	Pfizer, Inc.	798,077	18,962,310
	Pharmaceutical Products Development Service, Inc.	13,616	576,501
*	Pharmanet Development Group, Inc.	2,550	100,725
* #	PharMerica Corp.	2,840	41,833
* #	Pharmion Corp.	4,400	280,896
*	Phase Forward, Inc.	700	17,080
*	Pipex Pharmaceuticals, Inc.	1,400	7,700
*	Possis Medical, Inc.	2,900	45,124
* #	Pozen, Inc.	3,300	34,419
* #	Progenics Pharmaceuticals, Inc.	3,400	65,960
*	Prospect Medical Holdings, Inc.	1,583	6,712
* #	Providence Service Corp.	1,340	37,493
*	ProxyMed, Inc.	700	1,225
*	PSS World Medical, Inc.	7,900	151,522
	Psychemedics Corp.	688	10,870
* #	Psychiatric Solutions, Inc.	6,400	233,792
* #	QuadraMed Corp.	5,500	11,495
	Quest Diagnostics, Inc.	21,850	1,203,061
*	Quidel Corp.	3,800	71,820

30

* #	Quigley Corp.	100	505
* #	Radiation Therapy Services, Inc.	2,600	81,094
* #	RadNet, Inc.	3,500	32,900
*	Regeneration Technologies, Inc.	4,018	35,680
*	Regeneron Pharmaceuticals, Inc.	6,500	141,570
*	RegeneRx Biopharmaceuticals, Inc.	500	720
*	RehabCare Group, Inc.	2,300	53,130
*	Renovis, Inc.	4,100	13,817
*	Repligen Corp.	4,499	21,505
* #	Repros Therapeutics, Inc.	1,300	12,779
*	Res-Care, Inc.	3,700	84,286
*	ResMed, Inc.	8,100	370,980
*	Respironics, Inc.	9,350	460,581
*	Retractable Technologies, Inc.	1,298	2,135
* #	Rigel Pharmaceuticals, Inc.	3,200	22,912
*	Rockwell Medical Technologies, Inc.	100	753
* #	Salix Pharmaceuticals, Ltd.	5,200	59,072
* #	Sangamo BioSciences, Inc.	5,500	84,535
* #	Santarus, Inc.	1,700	4,318
* #	Savient Pharmaceuticals, Inc.	7,600	106,856
	Schering-Plough Corp.	183,033	5,728,933
*	SciClone Pharmaceuticals, Inc.	6,000	12,360
* #	Sciele Pharma, Inc.	4,860	108,475
* #	Seattle Genetics, Inc.	7,920	87,041
*	Senomyx, Inc.	3,700	25,900
*	Sepracor, Inc.	10,900	289,177
*	Sequenom, Inc.	4,479	41,565
*	SeraCare Life Sciences, Inc.	208	1,136
*	SGX Pharmaceuticals, Inc.	300	1,413
*	Sierra Health Services, Inc.	3,800	158,650
* #	Sirona Dental Systems, Inc.	5,719	154,756
*	Somanetics Corp.	1,900	38,019
* #	Somaxon Pharmaceuticals, Inc.	2,400	13,944
* #	Sonic Innovations, Inc.	4,200	34,986
* #	SonoSite, Inc.	2,100	69,762
*	Spectranetics Corp.	4,000	60,680
* #	Spectrum Pharmaceuticals, Inc.	3,200	10,464
*	St. Jude Medical, Inc.	38,790	1,541,902
* #	Staar Surgical Co.	1,900	5,358
* #	StemCells, Inc.	6,000	11,640
* #	Stereotaxis, Inc.	4,200	56,658
	Steris Corp.	8,300	232,068
*	Strategic Diagnostics, Inc.	3,491	18,642
	Stryker Corp.	46,830	3,401,263
* #	Sun Healthcare Group, Inc.	5,300	87,927
* #	Sunrise Senior Living, Inc.	5,800	182,062
* #	SuperGen, Inc.	7,300	30,879
* #	SurModics, Inc.	2,100	108,444
*	Symmetry Medical, Inc.	4,900	82,516
*	Synovis Life Technologies, Inc.	1,700	31,977
*	Techne Corp.	4,533	295,325
* #	Telik, Inc.	5,600	18,760
*	Tenet Healthcare Corp.	39,900	219,849
* #	Tercica, Inc.	5,500	36,520
*	The Medicines Co.	5,500	97,240

31

*	Thermo Fisher Scientific, Inc.	48,996	2,824,129
*	Third Wave Technologies, Inc.	4,800	38,736
*	Thoratec Corp.	6,560	128,510
* #	Titan Pharmaceuticals, Inc.	5,800	10,208
* #	Torreypines Therapeutics, Inc.	3,073	7,959
* #	Trimeris, Inc.	2,800	17,192
*	TriZetto Group, Inc.	5,400	83,322
*	Tutogen Medical, Inc.	100	1,152
*	U.S. Physical Therapy, Inc.	1,400	19,222
* #	United Therapeutics Corp.	2,500	250,200
	UnitedHealth Group, Inc.	152,114	8,366,270
	Universal Health Services, Inc.	5,400	275,130
* #	Uroplasty, Inc.	1,745	6,963
	Utah Medical Products, Inc.	34	1,027
#	Valeant Pharmaceuticals International	9,700	112,035
* #	Vanda Pharmaceuticals, Inc.	100	899
*	Varian Medical Systems, Inc.	14,100	704,436
*	Varian, Inc.	3,600	252,180
*	Vascular Solutions, Inc.	2,000	13,380
*	VCA Antech, Inc.	9,600	393,888
* #	Ventana Medical Systems, Inc.	4,100	364,162
*	Vertex Pharmaceuticals, Inc.	14,800	375,772
* #	Vical, Inc.	5,767	26,413
* #	ViroPharma, Inc.	7,900	70,626
*	Visicu, Inc.	1,200	10,056
* #	VistaCare, Inc.	2,100	16,464
* #	Vital Images, Inc.	1,800	32,472
	Vital Signs, Inc.	1,653	87,460
* #	Vivus, Inc.	6,900	39,054
*	Vnus Medical Technologies	500	7,035
*	Volcano Corp.	2,200	32,142
*	Waters Corp.	12,300	959,892
*	Watson Pharmaceuticals, Inc.	11,900	348,789
*	WebMD Health Corp. Class A	900	38,394
*	WellPoint, Inc.	69,116	5,820,258
	West Pharmaceutical Services, Inc.	3,595	135,064
*	Wright Medical Group, Inc.	4,417	119,171
	Wyeth	150,448	7,386,997
*	Xenoport, Inc.	2,900	152,511
*	Zimmer Holdings, Inc.	25,848	1,673,141
*	Zoll Medical Corp.	2,700	62,856
* #	Zymogenetics, Inc.	6,500	95,420
Total Health Care			232,826,897

Industrials — (10.9%)
* #	3-D Systems Corp.	2,800	49,196
#	3M Co.	81,239	6,763,959
*	A. T. Cross Co. Class A	445	3,983
	A.O. Smith Corp.	3,000	106,170
	AAON, Inc.	2,250	42,817
*	AAR Corp.	4,800	158,496
	ABM Industries, Inc.	6,200	126,480
*	ABX Air, Inc.	7,700	34,265
*	Acco Brands Corp.	6,818	113,929
*	Accuride Corp.	4,500	34,155

32

	Aceto Corp.	1,500	11,880
	Actuant Corp.	6,800	215,356
	Acuity Brands, Inc.	5,052	199,503
	Administaff, Inc.	3,200	104,576
*	Aerosonic Corp.	100	472
*	AGCO Corp.	11,065	762,821
* #	Airtran Holdings, Inc.	11,500	97,635
	Alamo Group, Inc.	1,589	29,396
* #	Alaska Air Group, Inc.	3,500	88,655
	Albany International Corp. Class A	3,100	119,877
	Alexander & Baldwin, Inc.	5,152	264,710
*	Alliant Techsystems, Inc.	3,850	449,795
* #	Allied Defense Group, Inc.	100	585
*	Allied Waste Industries, Inc.	45,047	513,986
* #	Amerco, Inc.	2,000	130,940
	American Ecology Corp.	1,600	35,584
* #	American Reprographics Co.	4,245	65,713
	American Science & Engineering, Inc.	1,100	63,635
* #	American Superconductor Corp.	4,704	113,555
	American Woodmark Corp.	1,700	32,929
	Ameron International Corp.	1,200	126,936
	Ametek, Inc.	12,515	550,660
	Ampco-Pittsburgh Corp.	1,400	49,308
*	AMR Corp.	24,000	508,320
#	Amrep Corp.	700	23,142
	Angelica Corp.	1,300	22,529
*	APAC Customer Services, Inc.	6,000	8,940
	Apogee Enterprises, Inc.	3,400	75,548
	Applied Industrial Technologies, Inc.	2,475	74,770
	Applied Signal Technologies, Inc.	1,400	17,878
*	Argon ST, Inc.	2,900	52,838
#	Arkansas Best Corp.	2,500	57,000
*	Astec Industries, Inc.	2,560	96,154
*	Astronics Corp.	837	44,102
* #	ASV, Inc.	3,069	35,785
*	Atlas Air Worldwide Holding, Inc.	2,900	152,685
	Avery Dennison Corp.	12,400	646,164
*	Avis Budget Group, Inc.	11,696	175,791
*	Axsys Technologies, Inc.	1,500	63,450
* #	AZZ, Inc.	1,400	37,492
	B.F. Goodrich Co.	14,352	1,023,154
	Badger Meter, Inc.	1,600	62,400
*	Baker (Michael) Corp.	1,199	41,881
	Baldor Electric Co.	5,900	199,125
*	Baldwin Technology Co., Inc. Class A	2,868	14,053
	Barnes Group, Inc.	6,500	201,240
	Barrett Business Services, Inc.	1,900	31,122
*	BE Aerospace, Inc.	10,800	507,600
	Belden, Inc.	5,500	253,275
* #	Blount International, Inc.	5,600	68,712
	BlueLinx Holdings, Inc.	3,400	13,940
#	Boeing Co.	89,541	8,286,124
	Brady Co. Class A	6,300	252,189
	Briggs & Stratton Corp.	6,576	149,933
*	BTU International, Inc.	2,200	32,780

33

#	Bucyrus International, Inc.	2,000	175,420
* #	Builders FirstSource, Inc.	4,300	29,756
	Burlington Northern Santa Fe Corp.	40,665	3,396,341
#	C&D Technologies, Inc.	2,600	13,754
	C.H. Robinson Worldwide, Inc.	19,570	1,008,833
*	Cano Petroleum, Inc.	1,100	8,217
#	Carlisle Companies, Inc.	7,100	282,651
	Cascade Corp.	1,500	90,495
*	Casella Waste Systems, Inc. Class A	2,700	40,419
	Caterpillar, Inc.	72,604	5,220,228
* #	CBIZ, Inc.	7,800	72,072
	CDI Corp.	2,500	66,675
*	CECO Environmental Corp.	2,100	24,339
* #	Celadon Group, Inc.	3,250	25,350
* #	Cenveo, Inc.	5,800	119,248
*	Ceradyne, Inc.	3,275	161,916
*	Chart Industries, Inc.	900	25,020
	Chase Corp.	300	5,724
*	ChoicePoint, Inc.	8,800	333,080
	Cintas Corp.	17,630	563,984
	CIRCOR International, Inc.	2,104	91,293
	Clarcor, Inc.	5,900	210,099
* #	Clean Harbors, Inc.	2,300	123,602
*	Columbus McKinnon Corp.	2,400	74,688
	Comfort Systems USA, Inc.	5,689	66,846
*	Commercial Vehicle Group, Inc.	2,400	31,992
*	COMSYS IT Partners, Inc.	2,000	26,700
*	Consolidated Graphics, Inc.	1,800	93,114
* #	Continental Airlines, Inc.	10,600	298,390
	Con-way, Inc.	5,400	228,312
*	Copart, Inc.	10,764	402,143
	Corporate Executive Board Co.	4,100	275,069
*	Corrections Corp. of America	14,100	430,191
*	CoStar Group, Inc.	2,200	106,018
* #	Covanta Holding Corp.	18,110	488,789
*	Covenant Transport Group Class A	100	713
*	CPI Aerostructures, Inc.	1,400	12,208
*	CRA International, Inc.	1,500	69,390
	Crane Co.	7,300	328,062
* #	Crocs, Inc.	8,600	335,658
	CSX Corp.	50,500	2,121,000
	Cubic Corp.	3,400	134,232
	Cummins, Inc.	12,052	1,408,879
	Curtiss-Wright Corp.	5,500	296,670
#	Danaher Corp.	35,700	3,099,474
	Deere & Co.	25,324	4,350,663
*	Delta Air Lines, Inc.	17,100	337,896
	Deluxe Corp.	6,090	192,383
	Diamond Management & Technology Consultants, Inc.	3,500	26,005
* #	Document Securities Systems, Inc.	1,600	11,296
*	Dollar Thrifty Automotive Group, Inc.	1,600	41,504
	Donaldson Co., Inc.	10,900	509,902
*	Double Eagle Petroleum Co.	100	1,479
	Dover Corp.	24,554	1,136,359
	DRS Technologies, Inc.	5,020	297,234

34

*	Ducommun, Inc.	1,300	47,788
*	Dynamex, Inc.	1,200	32,964
	Dynamic Materials Corp.	1,400	88,858
#	Eagle Bulk Shipping, Inc.	5,000	143,000
	Eastern Co.	300	5,931
	Eaton Corp.	16,739	1,494,960
#	EDO Corp.	2,600	145,132
	Electro Rent Corp.	3,600	49,248
*	EMCOR Group, Inc.	7,300	194,472
	Emerson Electric Co.	90,640	5,168,293
#	Encore Wire Corp.	3,200	54,720
* #	Energy Conversion Devices, Inc.	4,900	126,763
*	Energy Focus, Inc.	2,200	14,740
*	EnerSys	5,500	127,985
* #	ENGlobal Corp.	3,300	35,673
	Ennis, Inc.	2,600	47,736
*	EnPro Industries, Inc.	2,476	75,766
	Equifax, Inc.	15,877	591,101
* #	ESCO Technologies, Inc.	2,900	107,242
*	Esterline Technologies Corp.	3,475	181,464
* #	Evergreen Solar, Inc.	10,900	143,553
* #	Exide Technologies	7,600	53,428
	Expeditors International of Washington, Inc.	24,160	1,133,587
*	Exponent, Inc.	2,100	58,485
* #	ExpressJet Holdings, Inc.	4,000	10,000
#	Fastenal Co.	17,047	675,743
	Federal Signal Corp.	6,200	71,300
	FedEx Corp.	35,100	3,456,297
*	First Consulting Group, Inc.	2,800	35,840
* #	Flanders Corp.	1,783	11,857
*	Flow International Corp.	4,100	32,390
	Flowserve Corp.	6,800	639,812
	Fluor Corp.	10,053	1,479,500
	Forward Air Corp.	3,380	109,411
#	Franklin Electric Co., Inc.	2,400	93,504
*	FTI Consulting, Inc.	5,325	303,525
* #	FuelCell Energy, Inc.	7,800	70,746
*	Furmanite Corp.	4,200	43,386
	G & K Services, Inc. Class A	2,900	117,943
*	Gardner Denver Machinery, Inc.	6,591	218,228
	GATX Corp.	5,800	214,774
* #	Gehl Co.	800	12,968
#	Gencorp, Inc.	6,700	81,070
*	General Cable Corp.	6,100	453,718
	General Dynamics Corp.	45,920	4,076,778
	General Electric Co.	1,179,089	45,147,318
*	Genesee & Wyoming, Inc.	4,775	125,105
*	Genlyte Group, Inc.	3,500	329,875
*	GeoEye, Inc.	2,126	67,437
*	GeoPetro Resources Co.	100	368
*	Global Cash Access, Inc.	9,600	33,408
	Gorman-Rupp Co.	1,375	54,244
*	GP Strategies Corp.	1,986	17,795
	Graco, Inc.	7,025	261,611
*	Graftech International, Ltd.	12,200	196,054

35

	Granite Construction, Inc.	4,700	192,794
#	Greenbrier Companies, Inc.	2,100	46,578
*	Griffon Corp.	3,400	43,928
	Hardinge, Inc.	1,430	22,551
	Harsco Corp.	9,838	590,969
*	Hawaiian Holdings, Inc.	5,200	26,676
	Healthcare Services Group, Inc.	4,650	101,835
#	Heartland Express, Inc.	10,592	153,902
#	Heico Corp.	1,500	73,890
	Heico Corp. Class A	1,790	71,600
	Heidrick & Struggles International, Inc.	2,100	76,167
	Herman Miller, Inc.	7,100	194,895
*	Hexcel Corp.	11,050	281,444
*	Hill International, Inc.	2,800	30,800
#	Hi-Shear Technology Corp.	1,200	13,380
#	HNI Corp.	5,400	197,262
	Honeywell International, Inc.	88,150	4,991,053
	Horizon Lines, Inc. Class A	4,190	83,423
*	HQ Sustainable Maritime Industries, Inc.	1,000	10,100
*	Hub Group, Inc. Class A	4,600	119,968
	Hubbell, Inc. Class B	5,500	302,115
*	Hudson Highland Group, Inc.	2,720	24,235
*	Hurco Companies, Inc.	900	37,143
*	Huron Consulting Group, Inc.	2,150	157,531
*	Huttig Building Products, Inc.	2,100	8,022
*	ICT Group, Inc.	1,400	15,512
#	IDEX Corp.	9,440	337,008
*	IHS, Inc.	5,600	392,784
*	II-VI, Inc.	3,700	124,098
#	IKON Office Solutions, Inc.	15,764	199,099
	Illinois Tool Works, Inc.	63,700	3,535,350
*	Industrial Distribution Group, Inc.	100	1,122
* #	Innovative Solutions & Support, Inc.	1,900	27,037
* #	Insituform Technologies, Inc. Class A	3,000	38,970
#	Insteel Industries, Inc.	2,600	29,562
*	Integrated Electrical Services, Inc.	2,000	37,540
* #	InterDigital, Inc.	5,900	106,200
*	Interline Brands, Inc.	4,128	98,783
*	Intersections, Inc.	2,400	23,736
* #	Ionatron, Inc.	10,300	35,638
	ITT Industries, Inc.	21,065	1,357,429
	J.B. Hunt Transport Services, Inc.	16,200	425,898
*	Jacobs Engineering Group, Inc.	13,626	1,141,450
* #	JetBlue Airways Corp.	15,600	109,200
	Joy Global, Inc.	12,715	737,470
*	Kadant, Inc.	900	26,514
	Kaman Corp. Class A	2,800	89,320
* #	Kansas City Southern	8,700	299,541
	Kaydon Corp.	3,400	172,074
*	KBR, Inc.	28,301	1,126,946
	Kelly Services, Inc. Class A	2,200	41,910
* #	Kenexa Corp.	3,300	63,921
	Kennametal, Inc.	4,704	367,147
*	Key Technology, Inc.	844	29,329
*	Kforce, Inc.	4,800	52,080

36

*	Kirby Corp.	6,200	298,034
	Knight Transportation, Inc.	9,988	151,818
	Knoll, Inc.	5,700	99,636
*	Korn/Ferry International	6,300	108,549
*	K-Tron International, Inc.	458	52,212
	L-3 Communications Holdings, Inc.	15,192	1,680,995
*	LaBarge, Inc.	2,598	35,489
* #	Labor Ready, Inc.	5,700	85,785
*	Ladish Co., Inc.	1,800	79,488
	Landstar Systems, Inc.	6,200	246,636
	Lawson Products, Inc.	200	6,766
*	Layne Christensen Co.	2,030	115,609
*	Learning Tree International, Inc.	2,492	63,147
*	LECG Corp.	3,300	52,338
	Lennox International, Inc.	7,700	260,568
	Lincoln Electric Holdings, Inc.	5,171	360,781
#	Lindsay Corp.	1,300	68,796
*	LMI Aerospace, Inc.	1,400	34,160
	Lockheed Martin Corp.	47,110	5,213,664
#	LSI Industries, Inc.	2,625	54,233
*	Lydall, Inc.	600	5,814
* #	M&F Worldwide Corp.	1,500	77,055
*	Mac-Gray Corp.	400	4,800
*	Magnetek, Inc.	3,300	14,487
*	MAIR Holdings, Inc.	700	3,535
	Manpower, Inc.	10,191	622,670
*	Marten Transport, Ltd.	2,939	32,211
#	Masco Corp.	33,000	739,200
	McGrath Rentcorp.	3,334	88,651
*	Mesa Air Group, Inc.	2,400	9,072
	Met-Pro Corp.	2,060	23,978
*	Mettler Toledo International, Inc.	3,400	395,624
* #	MFRI, Inc.	1,091	15,776
* #	Microvision, Inc.	7,300	29,638
* #	Middleby Corp.	2,000	151,780
* #	Midwest Air Group, Inc.	1,100	17,138
* #	Milacron, Inc.	300	864
*	Miller Industries, Inc.	1,500	19,545
#	Mine Safety Appliances Co.	4,100	200,941
*	Mobile Mini, Inc.	4,960	95,331
*	Modtech Holdings, Inc.	400	368
*	Monster Worldwide, Inc.	13,200	445,764
*	Moog, Inc. Class A	5,125	231,035
	MSC Industrial Direct Co., Inc. Class A	5,500	237,710
*	MTC Technologies, Inc.	1,900	31,065
	Mueller Industries, Inc.	4,685	141,628
	Mueller Water Products, Inc. Class B	6,445	64,514
	Multi-Color Corp.	1,243	29,708
	NACCO Industries, Inc. Class A	800	81,048
*	National Technical Systems, Inc.	1,200	8,160
* #	Navigant Consulting, Inc.	6,300	81,774
*	Navistar International Corp.	7,300	379,235
* #	NCI Building Systems, Inc.	2,400	82,392
	Nordson Corp.	3,800	200,640
	Norfolk Southern Corp.	45,285	2,319,045

37

* #	North America Galvanizing & Coatings, Inc.	1,350	9,342
	Northrop Grumman Corp.	39,268	3,093,926
*	NuCo2, Inc.	1,700	46,886
* #	Odyssey Marine Exploration, Inc.	5,100	28,713
* #	Old Dominion Freight Line, Inc.	4,900	110,397
	Omega Flex, Inc.	1,000	14,270
*	On Assignment, Inc.	4,000	25,560
*	Orbital Sciences Corp.	7,200	173,232
	Oshkosh Truck Corp. Class B	8,700	418,383
*	Owens Corning, Inc.	15,102	332,395
*	P.A.M. Transportation Services, Inc.	1,000	15,010
	Paccar, Inc.	42,649	2,158,466
	Pall Corp.	14,100	539,325
	Parker Hannifin Corp.	20,203	1,604,724
*	Park-Ohio Holdings Corp.	1,300	30,602
* #	Patriot Transportation Holding, Inc.	25	2,347
	Pentair, Inc.	11,834	401,409
*	Perini Corp.	3,200	170,208
*	PHH Corp.	3,758	83,277
*	Pike Electric Corp.	300	4,770
* #	Pinnacle Airlines Corp.	2,100	34,146
	Pitney Bowes, Inc.	25,100	966,350
	Portec Rail Products, Inc.	1,080	11,362
*	Powell Industries, Inc.	1,600	65,360
*	Power-One, Inc.	10,900	50,903
	Precision Castparts Corp.	15,734	2,318,248
* #	Protection One, Inc.	600	7,002
*	Quality Distribution, Inc.	2,104	10,436
*	Quanta Services, Inc.	19,612	536,977
	Quixote Corp.	1,000	18,430
	R. R. Donnelley & Sons Co.	25,122	920,973
	Raven Industries, Inc.	2,048	71,127
	Raytheon Co.	53,100	3,284,235
*	RBC Bearings, Inc.	2,700	99,306
*	RCM Technologies, Inc.	1,300	7,462
	Regal-Beloit Corp.	4,130	194,440
*	Republic Airways Holdings, Inc.	5,300	106,424
	Republic Services, Inc.	22,650	751,301
#	Resources Connection, Inc.	5,900	121,658
	Robbins & Myers, Inc.	2,100	143,850
	Robert Half International, Inc.	15,800	425,968
	Rockwell Automation, Inc.	17,617	1,196,018
	Rockwell Collins, Inc.	21,300	1,536,156
	Rollins, Inc.	8,050	236,992
	Roper Industries, Inc.	10,400	659,880
*	Rush Enterprises, Inc. Class A	3,300	52,008
	Ryder System, Inc.	6,600	286,176
*	Saia, Inc.	750	9,780
	Schawk, Inc.	3,499	50,281
*	School Specialty, Inc.	2,300	82,087
*	Sequa Corp. Class B	100	17,411
*	Shaw Group, Inc.	9,400	596,148
*	SIFCO Industries, Inc.	400	7,820
#	Simpson Manufacturing Co., Inc.	6,400	170,304
	Skywest, Inc.	7,880	207,323

38

*	SL Industries, Inc.	956	21,032
	Southwest Airlines Co.	89,150	1,261,473
*	Spherion Corp.	3,400	26,452
* #	Spire Corp.	1,300	25,155
	SPX Corp.	6,639	675,585
*	Standard Parking Corp.	1,300	60,281
	Standard Register Co.	2,800	33,796
	Standex International Corp.	1,422	27,132
	Steelcase, Inc. Class A	9,900	149,787
*	Stericycle, Inc.	10,200	600,270
*	Sterling Construction Co., Inc.	1,000	24,020
	Sun Hydraulics, Inc.	1,990	57,810
*	Superior Essex, Inc.	2,600	63,076
* #	Synutra International, Inc.	900	33,642
	Sypris Solutions, Inc.	3,211	22,316
#	TAL International Group, Inc.	4,578	103,692
*	Taleo Corp. Class A	2,600	73,398
* #	Taser International, Inc.	9,900	138,699
*	Team, Inc.	2,100	62,748
	Tecumseh Products Co. Class A	900	21,393
*	Teledyne Technologies, Inc.	4,200	227,724
	Teleflex, Inc.	4,500	271,485
*	TeleTech Holdings, Inc.	8,200	169,822
	Tennant Co.	2,400	105,192
* #	Terex Corp.	11,400	734,730
*	Tetra Tech, Inc.	6,565	136,027
	Textron, Inc.	28,504	1,968,201
*	The Advisory Board Co.	2,100	136,521
	The Brink’s Co.	5,700	364,686
	The Dun & Bradstreet Corp.	6,759	603,106
* #	The Geo Group, Inc.	6,300	160,398
	The Manitowoc Co., Inc.	14,200	622,670
*	Thomas & Betts Corp.	6,752	367,039
	Thomas Group, Inc.	900	6,687
	Timken Co.	11,640	371,200
	Titan International, Inc.	3,600	98,856
	Todd Shipyards Corp.	700	14,791
	Toro Co.	4,500	250,425
*	Trailer Bridge, Inc.	200	2,134
	Trane, Inc.	23,200	851,672
*	TransDigm Group, Inc.	3,800	181,184
* #	TRC Companies, Inc.	2,900	24,331
	Tredegar Industries, Inc.	4,360	63,046
* #	Trex Co., Inc.	2,100	14,469
#	Trinity Industries, Inc.	9,550	241,711
	Triumph Group, Inc.	600	48,756
* #	TRM Corp.	558	402
* #	TurboChef Technologies, Inc.	3,600	53,532
	Twin Disc, Inc.	600	37,278
*	U.S. Home Systems, Inc.	1,400	8,358
*	UAL Corp.	13,950	571,113
#	UAP Holding Corp.	500	14,955
* #	Ultralife Batteries, Inc.	2,100	26,376
	Union Pacific Corp.	30,686	3,870,732
	United Parcel Service, Inc.	78,000	5,747,040

39

*	United Rentals, Inc.	9,500	221,065
*	United Stationers, Inc.	3,800	192,508
	United Technologies Corp.	113,550	8,490,134
	Universal Forest Products, Inc.	2,300	65,803
*	Universal Security Instruments, Inc.	400	3,376
* #	UQM Technologies, Inc.	2,500	7,975
* #	URS Corp.	6,500	373,685
*	US Airways Group, Inc.	783	16,263
*	USA Truck, Inc.	1,100	15,950
* #	USG Corp.	9,720	356,627
	Valmont Industries, Inc.	2,900	227,621
*	Veri-Tek International Corp.	1,533	9,735
*	Versar, Inc.	1,500	10,530
	Viad Corp.	2,350	72,874
	Vicor Corp.	3,500	50,540
* #	Volt Information Sciences, Inc.	2,700	34,344
	VSE Corp.	800	41,288
	W.W. Grainger, Inc.	9,652	852,272
#	Wabash National Corp.	3,000	20,730
	Wabtec Corp.	5,800	196,852
	Walter Industries, Inc.	5,800	201,202
* #	Waste Connections, Inc.	8,150	259,415
	Waste Industries USA, Inc.	1,700	57,460
	Waste Management, Inc.	59,868	2,054,670
	Watsco, Inc. Class A	3,300	119,625
	Watson Wyatt & Co. Holdings	4,800	221,040
#	Watts Water Technologies, Inc.	4,100	119,966
*	WCA Waste Corp.	2,700	20,601
	Werner Enterprises, Inc.	8,541	149,895
* #	WESCO International, Inc.	4,900	198,352
*	Westaff, Inc.	1,500	5,655
* #	Western Refining, Inc.	2,100	60,690
	Woodward Governor Co.	3,900	267,306
* #	YRC Worldwide, Inc.	6,800	120,428
Total Industrials			218,907,038

Information Technology — (14.5%)
*	3Com Corp.	36,273	156,337
*	Acacia Research-Acacia Technologies	3,410	31,440
* #	Access Integrated Technologies, Inc.	2,400	10,752
* #	ACI Worldwide, Inc.	3,900	89,037
*	Actel Corp.	2,800	30,688
*	ActivIdentity Corp.	5,900	24,013
*	Activision, Inc.	32,225	713,784
*	Actuate Corp.	6,300	47,691
	Acxiom Corp.	10,700	131,824
*	Adaptec, Inc.	10,695	35,828
*	ADC Telecommunications, Inc.	14,143	234,208
*	ADDvantage Technologies Group, Inc.	500	2,900
*	Adobe Systems, Inc.	67,235	2,833,283
	Adtran, Inc.	8,100	175,689
*	Advanced Analogic Technologies, Inc.	5,100	54,927
*	Advanced Energy Industries, Inc.	5,300	76,903
* #	Advanced Micro Devices, Inc.	50,800	495,808
*	Advent Software, Inc.	3,400	172,584

40

*	Aehr Test Systems	1,675	9,799
*	Aetrium, Inc.	500	2,660
*	Affiliated Computer Services, Inc. Class A	8,000	335,680
*	Agilent Technologies, Inc.	44,225	1,673,032
	Agilysys, Inc.	2,000	27,780
* #	Airspan Networks, Inc.	4,900	9,163
* #	Akamai Technologies, Inc.	27,400	1,042,844
* #	Alliance Data Systems Corp.	9,900	769,230
#	Altera Corp.	39,375	739,463
	American Software, Inc. Class A	2,400	17,256
*	AMIS Holdings, Inc.	11,400	87,438
*	Amkor Technology, Inc.	20,827	171,614
	Amphenol Corp.	22,200	962,370
*	Amtech Systems, Inc.	1,300	18,187
* #	Anadigics, Inc.	6,700	73,767
	Analog Devices, Inc.	37,000	1,138,860
*	Anaren, Inc.	2,000	30,800
*	Andrew Corp.	17,733	259,966
* #	Anixter International, Inc.	4,300	277,350
*	Ansoft Corp.	3,000	87,030
*	Answerthink, Inc.	5,500	24,970
*	Ansys, Inc.	9,200	357,512
*	Apple, Inc.	99,374	18,107,930
	Applied Materials, Inc.	156,437	2,945,709
*	Applied Micro Circuits Corp.	26,500	66,515
* #	Ariba, Inc.	9,600	113,952
* #	Arris Group, Inc.	13,774	143,663
*	Arrow Electronics, Inc.	15,000	555,150
*	Art Technology Group, Inc.	16,600	69,388
* #	Aspen Technology, Inc.	10,200	172,992
*	Asyst Technologies, Inc.	5,400	18,576
* #	Atheros Communications	6,820	201,122
*	Atlantic Tele-Network, Inc.	100	3,814
*	Atmel Corp.	59,000	259,010
*	ATMI, Inc.	4,600	138,414
*	Autobytel, Inc.	4,600	14,812
*	Autodesk, Inc.	26,240	1,235,642
	Automatic Data Processing, Inc.	62,517	2,817,016
	Avici Systems, Inc.	1,700	12,631
* #	Avid Technology, Inc.	5,222	138,540
*	Aviza Technology, Inc.	2,600	5,460
*	Avnet, Inc.	17,603	607,304
*	Avocent Corp.	6,200	154,380
	AVX Corp.	21,000	300,930
*	Aware, Inc.	2,000	9,860
*	Axcelis Technologies, Inc.	12,900	61,146
*	AXT, Inc.	3,300	14,289
* #	Bankrate, Inc.	2,300	90,022
*	BEA Systems, Inc.	44,350	702,061
* #	BearingPoint, Inc.	20,400	74,460
	Bel Fuse, Inc. Class A	173	6,046
	Bel Fuse, Inc. Class B	1,040	31,117
* #	Bell Microproducts, Inc.	600	3,360
* #	Benchmark Electronics, Inc.	9,701	174,133
	Black Box Corp.	2,316	85,229

41

	Blackbaud, Inc.	4,300	122,378
* #	Blackboard, Inc.	3,530	137,670
*	Blue Coat Systems, Inc.	3,800	137,598
* #	BMC Software, Inc.	25,600	846,848
*	Bookham, Inc.	11,900	30,226
* #	Borland Software Corp.	10,100	32,623
*	Bottomline Technologies, Inc.	3,000	37,800
*	Brightpoint, Inc.	9,517	158,077
*	Broadcom Corp.	52,700	1,409,198
	Broadridge Financial Solutions, Inc.	15,525	353,504
*	Brocade Communications Systems, Inc.	44,125	321,671
*	Brooks Automation, Inc.	8,692	116,734
*	BSQUARE Corp.	1,900	11,704
	CA, Inc.	58,310	1,428,012
*	Cabot Microelectronics Corp.	2,900	108,460
*	CACI International, Inc. Class A	3,735	169,532
*	Cadence Design Systems, Inc.	35,000	581,000
*	CalAmp Corp.	1,100	2,838
*	California Micro Devices Corp.	3,200	12,576
*	Callidus Software, Inc.	3,130	19,594
*	CallWave, Inc.	2,080	5,824
	CAM Commerce Solutions, Inc.	400	18,032
*	Captaris, Inc.	2,694	10,938
* #	Carrier Access Corp.	3,400	7,718
*	Cascade Microtech, Inc.	800	7,520
*	Catalyst Semiconductor, Inc.	2,500	13,025
*	Catapult Communications Corp.	1,355	9,824
* #	C-COR, Inc.	5,798	71,199
*	CEVA, Inc.	2,300	23,552
* #	CheckFree Corp.	9,825	467,670
*	Checkpoint Systems, Inc.	5,300	125,928
*	Cherokee International Corp.	1,757	4,761
*	Chordiant Software, Inc.	3,560	35,707
*	Ciber, Inc.	1,500	10,230
* #	Ciena Corp.	9,917	436,150
*	Cirrus Logic, Inc.	11,800	67,260
*	Cisco Sytems, Inc.	703,750	19,719,075
* #	Citrix Systems, Inc.	20,386	753,874
*	CMGI, Inc.	5,862	60,789
* #	CNET Networks, Inc.	17,035	129,125
*	Cogent, Inc.	2,200	24,420
	Cognex Corp.	3,995	80,979
*	Cognizant Technology Solutions Corp.	35,890	1,116,179
* #	Coherent, Inc.	4,000	115,080
	Cohu, Inc.	3,200	50,080
*	CommScope, Inc.	7,100	287,550
*	Computer Horizons Corp.	200	88
*	Computer Sciences Corp.	20,793	1,098,286
*	Computer Task Group, Inc.	128	666
*	Compuware Corp.	39,116	323,098
*	Comtech Telecommunications Corp.	2,700	134,082
* #	Concur Technologies, Inc.	5,050	189,678
* #	Conexant Systems, Inc.	48,711	54,069
* #	Convera Corp.	7,900	20,461
*	Convergys Corp.	15,600	254,436

42

	Corning, Inc.	179,209	4,352,987
*	CPI International, Inc.	2,100	35,259
*	Credence Systems Corp.	9,700	19,885
* #	Cree, Inc.	9,730	239,650
*	CSG Systems International, Inc.	5,300	87,821
	CTS Corp.	800	8,456
*	Cyberoptics Corp.	897	10,934
*	Cybersource Corp.	8,463	123,644
* #	Cymer, Inc.	3,700	151,959
*	Cypress Semiconductor Corp.	17,700	587,994
#	Daktronics, Inc.	4,600	107,318
*	Datalink Corp.	800	3,408
	Dataram Corp.	175	595
* #	DealerTrack Holdings, Inc.	4,890	208,021
*	Dell, Inc.	258,787	6,350,633
	Diebold, Inc.	7,800	264,888
*	Digi International, Inc.	3,300	50,754
*	Digimarc Corp.	3,229	30,320
*	Digital Angel Corp.	2,500	2,350
* #	Digital River, Inc.	4,900	189,483
*	Diodes, Inc.	4,600	135,332
* #	Ditech Networks, Inc.	5,100	16,473
*	Dolby Laboratories, Inc.	5,600	281,344
*	Dot Hill Systems Corp.	5,900	14,986
*	DSP Group, Inc.	3,300	44,649
*	DST Systems, Inc.	7,300	618,675
* #	DTS, Inc.	1,900	47,025
*	Dycom Industries, Inc.	5,033	141,629
*	Dynamics Research Corp.	1,200	13,140
*	EarthLink, Inc.	15,200	103,208
* #	eBay, Inc.	154,000	5,163,620
* #	Echelon Corp.	4,600	77,234
* #	EDGAR Online, Inc.	1,900	5,681
*	Edgewater Technology, Inc.	1,300	8,515
* #	EFJ, Inc.	2,700	7,911
*	Electro Scientific Industries, Inc.	3,324	67,311
*	Electroglas, Inc.	1,500	2,175
* #	Electronic Arts, Inc.	35,400	1,989,126
	Electronic Data Systems Corp.	56,800	1,150,768
*	Electronics for Imaging, Inc.	7,100	162,874
* #	Elixir Gaming Technologies, Inc.	7,100	27,974
*	eLoyalty Corp.	1,000	12,960
*	EMC Corp.	238,199	4,590,095
* #	EMCORE Corp.	5,664	49,673
*	EMS Technologies, Inc.	1,900	55,309
*	Emulex Corp.	10,350	173,363
*	Endwave Corp.	1,400	10,976
* #	Entegris, Inc.	16,798	145,471
*	Entrust, Inc.	7,000	11,620
* #	Epicor Software Corp.	7,100	76,822
* #	EPIQ Systems, Inc.	3,600	62,712
* #	Equinix, Inc.	4,010	417,481
* #	eSpeed, Inc.	3,478	35,128
* #	Euronet Worldwide, Inc.	6,230	204,095
* #	Exar Corp.	100	919

43

* #	Excel Technology, Inc.	1,000	26,970
*	Extreme Networks, Inc.	11,100	40,404
* #	F5 Networks, Inc.	9,500	250,990
	Factset Research Systems, Inc.	6,050	379,214
	Fair Isaac Corp.	6,435	237,838
*	Fairchild Semiconductor Corp. Class A	14,034	222,579
*	FalconStor Software, Inc.	6,200	75,082
*	Faro Technologies, Inc.	1,930	52,149
* #	FEI Co.	4,500	112,095
	Fidelity National Information Services, Inc.	26,126	1,129,166
* #	Finisar Corp.	35,300	60,010
*	Fiserv, Inc.	21,300	1,093,329
*	Flextronics International, Ltd.	7,616	91,087
*	Flir Systems, Inc.	8,100	556,713
* #	FormFactor, Inc.	5,700	216,258
*	Forrester Research, Inc.	3,000	78,540
* #	Foundry Networks, Inc.	17,613	310,517
	Frequency Electronics, Inc.	1,300	12,311
*	FSI International, Inc.	2,300	4,140
*	Gartner Group, Inc.	13,900	262,571
*	Genesis Microchip, Inc.	400	2,016
*	Gerber Scientific, Inc.	3,000	28,500
	Gevity HR, Inc.	2,800	11,900
	Global Payments, Inc.	9,450	408,429
*	Goldleaf Financial Solutions, Inc.	1,800	3,150
*	Google, Inc.	3,200	2,217,600
*	Greenfield Online, Inc.	3,200	48,128
*	GSE Systems, Inc.	2,000	24,000
*	GTSI Corp.	200	1,936
*	Harmonic, Inc.	9,100	94,367
	Harris Corp.	15,500	972,935
* #	Harris Stratex Networks, Inc. Class A	2,675	46,064
*	Hauppauge Digital, Inc.	500	2,095
	Heartland Payment Systems, Inc.	4,450	143,646
	Henry Jack & Associates, Inc.	10,700	286,332
*	Hewitt Associates, Inc. Class A	11,300	423,750
	Hewlett-Packard Co.	335,500	17,164,180
*	hi/fn, Inc.	1,200	7,044
*	Hittite Microwave Corp.	3,620	156,348
* #	Hutchinson Technology, Inc.	3,300	86,823
*	Hypercom Corp.	8,011	42,859
* #	I.D. Systems, Inc.	900	11,826
* #	i2 Technologies, Inc.	2,300	37,214
	iBasis, Inc.	4,238	22,419
*	iGATE Capital Corp.	5,700	48,222
*	Ikanos Communications	1,000	5,930
*	I-many, Inc.	7,975	25,919
	Imation Corp.	3,600	72,252
#	Imergent, Inc.	1,500	18,540
* #	Immersion Corp.	3,300	43,329
*	InFocus Corp.	300	522
*	Informatica Corp.	10,400	178,360
	InfoSpace, Inc.	4,300	76,583
	infoUSA, Inc.	3,100	26,753
*	Ingram Micro, Inc.	19,360	385,264

44

*	Innodata Isogen, Inc.	4,054	20,067
*	Insight Enterprises, Inc.	6,435	127,477
	Integral Systems, Inc.	1,300	32,409
*	Integrated Device Technology, Inc.	22,900	277,777
*	Integrated Silicon Solution, Inc.	2,100	13,692
	Intel Corp.	663,198	17,296,204
*	Intelli-Check, Inc.	2,172	7,602
*	Interactive Intelligence, Inc.	2,300	59,984
* #	Intermec, Inc.	6,500	139,555
* #	Internap Network Services Corp.	5,200	51,740
	International Business Machines Corp.	162,740	17,116,993
* #	International Rectifier Corp.	8,570	278,696
*	Internet Capital Group, Inc.	3,900	43,563
* #	Interphase Corp.	400	3,896
	Intersil Corp.	16,400	409,016
*	Intervoice, Inc.	5,200	50,856
*	Interwoven, Inc.	4,750	58,330
*	Intest Corp.	500	1,155
*	Intevac, Inc.	2,400	37,680
*	IntriCon Corp.	800	11,040
*	Intuit, Inc.	38,800	1,137,616
*	Iomega Corp.	7,600	27,132
* #	iPass, Inc.	4,800	20,976
* #	iPCS, Inc.	1,100	38,060
*	Iron Mountain, Inc.	23,037	840,390
*	Iteris, Inc.	2,300	7,728
* #	Itron, Inc.	3,500	271,425
*	Ixia	7,100	73,343
*	IXYS Corp.	3,820	29,529
* #	j2 Global Communications, Inc.	5,700	138,624
	Jabil Circuit, Inc.	22,200	376,290
*	JDA Software Group, Inc.	4,100	85,854
*	JDS Uniphase Corp.	17,588	236,734
* #	Juniper Networks, Inc.	63,399	1,884,218
* #	Jupitermedia Corp.	700	3,003
	Keithley Instruments, Inc.	1,400	13,300
*	Kemet Corp.	3,400	21,080
*	Key Tronic Corp.	500	2,075
#	KLA-Tencor Corp.	22,400	1,076,992
*	Kopin Corp.	10,000	36,000
*	Kratos Defense & Security Solutions, Inc.	3,700	8,288
* #	Kulicke & Soffa Industries, Inc.	6,100	43,188
*	KVH Industries, Inc.	2,400	20,856
* #	L-1 Identity Solutions, Inc.	9,574	177,885
*	Lam Research Corp.	14,200	651,070
* #	LaserCard Corp.	1,600	15,904
* #	Lattice Semiconductor Corp.	9,400	31,584
* #	Lawson Software, Inc.	23,602	229,411
* #	LeCroy Corp.	1,200	10,428
*	Lexmark International, Inc.	13,300	463,904
	Linear Technology Corp.	23,000	700,580
*	Lionbridge Technologies, Inc.	6,100	18,544
*	Littlefuse, Inc.	2,800	93,380
*	LoJack Corp.	2,500	43,775
*	LookSmart, Ltd.	3,300	9,570

45

*	Loral Space & Communications, Inc.	2,700	92,448
* #	LSI Corp.	91,324	506,848
*	LTX Corp.	6,650	15,960
* #	Lumera Corp.	2,700	9,342
* #	Macrovision Corp.	6,830	170,204
*	Magma Design Automation, Inc.	4,500	60,120
*	Management Network Group, Inc.	3,500	8,365
*	Manatron, Inc.	500	4,475
*	Manhattan Associates, Inc.	3,200	86,816
*	ManTech International Corp. Class A	2,440	94,404
#	Marchex, Inc. Class B	3,800	46,778
*	Mastec, Inc.	7,700	77,847
*	Mattson Technology, Inc.	7,100	58,504
	Maxim Integrated Products, Inc.	33,632	779,926
#	Maximus, Inc.	3,000	117,000
* #	Maxwell Technologies, Inc.	2,100	17,514
*	McAfee, Inc.	18,500	720,575
* #	Mechanical Technology, Inc.	700	672
*	MEMC Electronic Materials, Inc.	26,752	2,075,420
* #	Mentor Graphics Corp.	9,700	105,633
*	Mercury Computer Systems, Inc.	2,900	42,514
* #	Merix Corp.	2,500	14,650
	Mesa Laboratories, Inc.	300	7,470
*	Metavante Technologies, Inc.	10,307	234,801
	Methode Electronics, Inc.	4,900	59,045
	Micrel, Inc.	9,400	83,848
	Microchip Technology, Inc.	24,750	712,553
*	Micron Technology, Inc.	90,211	750,556
*	Micros Systems, Inc.	4,700	339,058
*	Microsemi Corp.	9,000	205,920
	Microsoft Corp.	1,074,171	36,092,146
*	MicroStrategy, Inc.	1,200	121,020
*	Microtune, Inc.	5,684	29,557
* #	Midway Games, Inc.	6,400	15,552
* #	Mindspeed Technologies, Inc.	8,100	11,340
* #	MIPS Technologies, Inc.	5,300	30,104
*	MIVA, Inc.	3,700	10,656
*	MKS Instruments, Inc.	7,700	139,909
* #	Mobility Electronics, Inc.	4,500	7,830
	Mocon, Inc.	535	5,548
*	Moldflow Corp.	1,400	22,330
	Molex, Inc.	2,000	55,120
	Molex, Inc. Class A	10,344	277,012
	MoneyGram International, Inc.	9,300	143,592
*	Monolithic Power Systems	3,700	70,596
* #	MoSys, Inc.	4,600	26,864
	Motorola, Inc.	260,745	4,164,098
*	MPS Group, Inc.	12,800	142,080
* #	MRV Communications, Inc.	14,300	32,032
*	MSC. Software Corp.	5,300	70,013
	MTS Systems Corp.	2,000	81,980
*	Multi-Fineline Electronix, Inc.	500	9,135
*	Nanometrics, Inc.	2,240	22,400
* #	Napco Security Systems, Inc.	3,325	16,692
	National Instruments Corp.	9,116	304,201

46

	National Semiconductor Corp.	32,176	735,543
*	NAVTEQ Corp.	11,237	841,539
*	NCI, Inc.	700	12,670
*	NCR Corp.	22,500	538,650
* #	NeoMagic Corp.	400	1,248
* #	NETGEAR, Inc.	4,200	142,338
* #	Netlogic Microsystems, Inc.	2,500	73,125
*	NetManage, Inc.	683	2,554
*	NetScout Systems, Inc.	4,300	52,245
*	Network Appliance, Inc.	44,600	1,102,066
*	Network Engines, Inc.	1,800	2,952
*	Network Equipment Technologies, Inc.	3,600	44,784
*	Newport Corp.	4,800	63,648
*	Nextest Systems Corp.	100	1,328
	NIC, Inc.	7,700	60,060
* #	NMS Communications Corp.	100	155
*	Novatel Wireless, Inc.	3,700	57,498
*	Novell, Inc.	41,400	290,628
* #	Novellus Systems, Inc.	14,864	386,613
*	Nu Horizons Electronics Corp.	300	2,025
* #	Nuance Communications, Inc.	21,390	431,650
*	Nvidia Corp.	62,700	1,977,558
*	Omniture, Inc.	3,500	99,435
* #	OmniVision Technologies, Inc.	7,500	139,650
* #	ON Semiconductor Corp.	33,800	310,622
* #	On2 Technologies, Inc.	13,300	9,975
*	Online Resources Corp.	3,600	33,840
* #	Onvia, Inc.	1,500	13,125
#	Openwave Systems, Inc.	4,833	13,291
*	Oplink Communications, Inc.	2,300	37,145
*	OPNET Technologies, Inc.	2,200	20,174
*	Oracle Corp.	625,550	12,623,599
*	Orthovita, Inc.	600	2,112
*	OSI Systems, Inc.	2,100	52,059
*	Overland Storage, Inc.	500	750
*	OYO Geospace Corp.	750	78,525
* #	Packeteer, Inc.	4,100	27,716
*	Palm, Inc.	12,525	87,299
*	PAR Technology Corp.	1,350	9,882
*	Parametric Technology Corp.	13,460	224,782
	Park Electrochemical Corp.	2,540	74,803
* #	Parkervision, Inc.	2,700	26,541
	Paychex, Inc.	42,800	1,669,200
* #	PC Connection, Inc.	3,200	40,928
*	PC-Tel, Inc.	2,600	19,474
*	PDF Solutions, Inc.	2,100	16,653
	Pegasystems, Inc.	4,600	56,948
* #	Perficient, Inc.	3,600	60,372
*	Performance Technologies, Inc.	1,357	6,595
*	Pericom Semiconductor Corp.	400	6,628
*	Perot Systems Corp.	14,700	193,305
*	Pervasive Software, Inc.	2,700	12,123
*	Phoenix Technologies, Ltd.	3,700	50,320
*	Photon Dynamics, Inc.	1,200	10,800
*	Photronics, Inc.	4,300	44,247

47

* #	Pixelworks, Inc.	1,000	870
*	Planar Systems, Inc.	2,500	14,200
	Plantronics, Inc.	6,600	177,210
* #	PLATO Learning, Inc.	600	2,448
*	Plexus Corp.	5,763	171,507
*	PLX Technology, Inc.	3,466	34,105
*	PMC-Sierra, Inc.	26,300	184,626
*	Polycom, Inc.	10,800	262,116
*	Power Integrations, Inc.	3,000	90,240
* #	Powerwave Technologies, Inc.	15,900	65,826
* #	Presstek, Inc.	4,764	28,441
* ●	Price Communications Liquidation Trust	3,605	492
	Printronix, Inc.	1,092	16,948
*	Progress Software Corp.	5,200	164,476
	QAD, Inc.	3,700	31,487
*	QLogic Corp.	19,300	260,936
	QUALCOMM, Inc.	189,895	7,743,918
	Quality Systems, Inc.	3,300	97,647
*	Quantum Corp.	25,600	81,152
*	Quest Software, Inc.	13,500	218,295
*	QuickLogic Corp.	5,500	19,580
*	Rackable Systems, Inc.	2,700	28,755
* #	Radiant Systems, Inc.	3,800	60,686
*	RadiSys Corp.	2,660	41,336
*	Radyne Corp.	100	918
*	RAE Systems, Inc.	4,800	12,480
* #	Rambus, Inc.	11,900	230,741
*	Ramtron International Corp.	2,000	8,480
* #	RealNetworks, Inc.	14,500	89,465
* #	Red Hat, Inc.	22,170	443,843
	Relm Wireless Corp.	800	2,648
#	Renaissance Learning, Inc.	3,300	42,966
* #	RF Micro Devices, Inc.	30,716	177,538
*	RF Monolithics, Inc.	400	2,288
	Richardson Electronics, Ltd.	800	5,208
* #	RightNow Technologies, Inc.	3,900	70,785
*	Rimage Corp.	1,200	29,916
*	Rofin-Sinar Technologies, Inc.	1,800	163,872
*	Rogers Corp.	2,100	92,526
*	Rudolph Technologies, Inc.	2,787	33,305
*	S1 Corp.	6,500	48,230
* #	Saba Software, Inc.	3,400	16,830
* #	Safeguard Scientifics, Inc.	18,200	35,854
* #	Salesforce.com, Inc.	12,780	725,009
* #	Sandisk Corp.	26,391	988,079
*	Sanmina-SCI Corp.	49,200	87,084
* #	Sapient Corp.	15,600	112,944
* #	SAVVIS, Inc.	5,900	189,036
*	ScanSource, Inc.	3,400	119,952
*	Scientific Learning Corp.	1,682	9,857
*	SCM Microsystems, Inc.	1,092	3,833
*	Seachange International, Inc.	2,900	21,866
*	Secure Computing Corp.	8,380	76,007
*	Semitool, Inc.	3,700	34,188
*	Semtech Corp.	8,500	129,710

48

*	SI International, Inc.	1,700	44,132
*	Sigma Designs, Inc.	3,400	221,068
*	Sigmatel, Inc.	2,800	5,488
*	Silicon Image, Inc.	8,900	41,830
*	Silicon Laboratories, Inc.	6,500	241,410
* #	Silicon Storage Technology, Inc.	11,100	31,524
* #	Skyworks Solutions, Inc.	24,200	219,736
*	SM&A	1,709	11,057
* #	Smith Micro Software, Inc.	3,300	26,433
* #	Sonic Foundry, Inc.	4,900	7,791
* #	Sonic Solutions, Inc.	2,414	23,971
*	SonicWALL, Inc.	7,900	79,948
* #	Sonus Networks, Inc.	30,300	199,374
* #	Sourcefire, Inc.	700	5,677
*	SourceForge, Inc.	7,700	17,787
*	Spectrum Control, Inc.	2,000	29,720
*	SPSS, Inc.	2,500	90,350
* #	SRA International, Inc.	4,120	112,641
* #	SRS Labs, Inc.	2,000	12,260
*	Staktek Holdings, Inc.	5,200	13,364
*	Standard Microsystems Corp.	3,052	107,644
	StarTek, Inc.	1,700	16,609
* #	STEC, Inc.	6,827	63,628
* #	Stratasys, Inc.	2,400	59,976
*	SumTotal Systems, Inc.	3,200	15,424
*	Sun Microsystems, Inc.	96,211	1,999,265
* #	SunPower Corp. Class A	100	12,444
* #	Supertex, Inc.	1,600	54,320
* #	SupportSoft, Inc.	6,591	28,605
* #	Sybase, Inc.	11,100	284,604
*	Sycamore Networks, Inc.	36,400	140,140
*	Sykes Enterprises, Inc.	6,000	110,760
*	Symantec Corp.	101,823	1,812,449
*	Symmetricom, Inc.	5,300	22,843
* #	Synaptics, Inc.	3,100	172,174
*	Synchronoss Technologies, Inc.	900	29,628
*	SYNNEX Corp.	3,975	82,124
*	Synopsys, Inc.	16,597	408,452
* #	Synplicity, Inc.	3,700	21,053
#	Syntel, Inc.	5,000	180,150
* #	Take-Two Interactive Software, Inc.	8,420	126,132
*	Tech Data Corp.	6,330	238,071
	Technitrol, Inc.	5,400	144,558
*	TechTeam Global, Inc.	1,079	13,703
*	Tekelec	5,900	72,570
*	TeleCommunication Systems, Inc.	4,200	14,280
* #	Telkonet, Inc.	2,300	2,944
*	Tellabs, Inc.	50,939	354,535
*	Telular Corp.	3,800	25,460
*	Teradata Corp.	22,500	584,100
*	Teradyne, Inc.	22,200	241,758
* #	Terremark Worldwide, Inc.	6,600	37,026
*	Tessera Technologies, Inc.	5,535	213,762
	Texas Instruments, Inc.	159,413	5,032,668
* #	The Knot, Inc.	3,400	44,880

49

	TheStreet.com, Inc.	3,100	38,130
*	Think Partnership, Inc.	6,200	8,432
* #	THQ, Inc.	7,790	190,466
*	TIBCO Software, Inc.	26,000	203,580
*	Tier Technologies, Inc. Class B	500	4,540
	TNS, Inc.	2,000	31,440
*	Tollgrade Communications, Inc.	1,200	9,528
#	Total System Services, Inc.	22,800	639,312
*	Transact Technologies, Inc.	700	3,640
*	Travelzoo, Inc.	1,300	19,851
* #	Trident Microsystems, Inc.	6,400	40,192
*	Trimble Navigation, Ltd.	14,233	527,617
*	Triquint Semiconductor, Inc.	16,500	97,845
*	TTM Technologies, Inc.	5,900	71,331
*	Tumbleweed Communications Corp.	7,100	9,301
*	Tyler Technologies, Inc.	4,300	64,758
* #	Ultimate Software Group, Inc.	3,000	98,010
*	Ultra Clean Holdings, Inc.	2,300	33,051
*	Ultratech, Inc.	2,800	33,544
*	Unica Corp.	1,800	16,200
* #	Unisys Corp.	38,678	191,843
#	United Online, Inc.	8,350	125,584
* #	Universal Display Corp.	4,100	67,896
* #	UTStarcom, Inc.	9,700	28,130
*	ValueClick, Inc.	10,900	257,676
*	Varian Semiconductor Equipment Associates, Inc.	9,675	401,609
* #	Veeco Instruments, Inc.	3,600	60,408
* #	VeriFone Holdings, Inc.	7,900	379,437
* #	VeriSign, Inc.	28,800	1,177,920
*	Viasat, Inc.	3,700	123,395
*	Vicon Industries, Inc.	900	8,577
*	Video Display Corp.	1,700	13,634
*	Vignette Corp.	2,200	33,836
*	Virage Logic Corp.	2,500	20,925
*	Vishay Intertechnology, Inc.	18,712	233,713
*	Visual Sciences, Inc.	2,400	37,968
*	Vocus, Inc.	1,900	59,660
* #	Vyyo, Inc.	1,780	8,206
* #	Websense, Inc.	5,300	86,602
* #	Website Pros, Inc.	3,125	35,188
*	Westell Technologies, Inc.	8,600	13,072
*	Western Digital Corp.	25,200	696,276
	Western Union Co.	86,727	1,960,030
*	Wind River Systems, Inc.	10,000	102,100
*	Wireless Telecom Group, Inc.	5,300	9,805
*	WPCS International, Inc.	1,000	10,190
*	Wright Express Corp.	4,800	182,160
*	Xerox Corp.	107,729	1,818,466
#	Xilinx, Inc.	36,490	799,131
*	X-Rite, Inc.	3,500	43,505
* #	Yahoo!, Inc.	146,200	3,919,622
*	Zebra Technologies Corp. Class A	8,086	311,877
*	Zhone Technologies, Inc.	628	785
*	ZILOG, Inc.	2,600	8,190
* #	Zix Corp.	6,200	24,180

50

*	Zoran Corp.	6,205	135,393
*	Zygo Corp.	2,100	23,709
Total Information Technology			292,354,224

Materials — (3.9%)
	A. Schulman, Inc.	1,300	28,028
	A.M. Castle & Co.	2,700	67,770
*	AEP Industries, Inc.	800	27,368
	Air Products & Chemicals, Inc.	24,911	2,467,185
	Airgas, Inc.	9,778	483,815
*	AK Steel Holding Corp.	12,600	561,582
	Albemarle Corp.	10,700	472,298
	Alcoa, Inc.	98,384	3,578,226
	Allegheny Technologies, Inc.	11,721	1,145,728
	AMCOL International Corp.	3,500	132,930
*	American Pacific Corp.	300	4,410
	American Vanguard Corp.	3,200	52,320
*	Amerigon, Inc.	2,100	38,388
	Aptargroup, Inc.	8,400	354,564
	Arch Chemicals, Inc.	3,400	139,910
	Ashland, Inc.	7,100	349,604
	Balchem Corp.	1,775	37,950
	Ball Corp.	11,772	544,455
* #	Basin Water, Inc.	2,400	16,824
	Bemis Co., Inc.	11,830	320,948
*	Brush Engineered Materials, Inc.	2,340	104,668
*	Buckeye Technologies, Inc.	3,300	47,124
	Cabot Corp.	8,100	278,802
#	Calgon Carbon Corp.	4,400	64,064
*	Caraustar Industries, Inc.	1,500	6,195
	Carpenter Technology Corp.	5,918	446,513
#	Celanese Corp. Class A	17,700	702,336
*	Century Aluminum Co.	4,546	260,668
	CF Industries Holdings, Inc.	6,447	586,548
	Chemtura Corp.	24,142	181,065
	Cleveland-Cliffs, Inc.	4,752	428,630
* #	Coeur d’Alene Mines Corp.	27,400	114,258
	Commercial Metals Co.	14,269	441,055
	Compass Minerals International, Inc.	3,844	141,152
* #	Constar International, Inc.	1,200	3,444
*	Core Molding Technologies, Inc.	1,689	11,941
*	Crown Holdings, Inc.	18,900	484,974
	Cytec Industries, Inc.	5,865	359,759
	Deltic Timber Corp.	1,500	72,225
*	Domtar Corp.	37,176	282,538
	Dow Chemical Co.	107,106	4,492,026
	duPont (E.I.) de Nemours & Co., Inc.	106,098	4,896,423
	Eagle Materials, Inc.	5,619	219,085
	Eastman Chemical Co.	9,691	622,259
	Ecolab, Inc.	27,400	1,312,460
	Empire Resources, Inc.	1,100	4,334
	Ferro Corp.	5,900	125,021
* #	Flotek Industries, Inc.	2,000	73,720
	FMC Corp.	9,000	492,480
	Freeport-McMoRan Copper & Gold, Inc. Class B	43,262	4,279,910

51

	Friedman Industries, Inc.	1,199	8,693
#	General Maritime Corp.	200	5,340
* #	General Moly, Inc.	7,300	77,818
#	Georgia Gulf Corp.	3,600	26,784
	Gibraltar Industries, Inc.	2,850	39,843
	Glatfelter Co.	1,900	28,557
*	Graphic Packaging Corp.	19,697	80,758
	Greif, Inc. Class A	2,800	165,396
	H.B. Fuller Co.	8,100	204,849
	Hawkins, Inc.	888	13,142
*	Haynes International, Inc.	500	42,255
* #	Headwaters, Inc.	3,400	40,800
*	Hecla Mining Co.	14,163	166,132
	Hercules, Inc.	13,100	254,271
	Huntsman Corp.	15,200	385,472
*	ICO, Inc.	3,050	33,093
	International Flavors & Fragrances, Inc.	10,165	509,673
	International Paper Co.	49,464	1,669,410
* #	Ion Geophysical Corp.	10,100	155,843
#	Kaiser Aluminum Corp.	2,400	170,736
	KMG Chemicals, Inc.	1,500	23,340
#	Koppers Holdings, Inc.	2,200	84,568
	Kronos Worldwide, Inc.	5,045	83,848
*	Landec Corp.	2,500	32,850
	Louisiana-Pacific Corp.	13,100	201,478
* #	LSB Industries, Inc.	2,200	49,896
	Lubrizol Corp.	8,252	529,283
	Lyondell Chemical Co.	28,120	1,327,264
	Martin Marietta Materials, Inc.	4,900	659,295
*	Material Sciences Corp.	2,094	17,317
	MeadWestavco Corp.	21,271	699,178
	Metal Management, Inc.	3,300	151,866
*	Metalico, Inc.	800	8,080
#	Minerals Technologies, Inc.	2,354	157,483
* #	Mines Management, Inc.	800	2,832
	Monsanto Co.	62,071	6,167,995
	Myers Industries, Inc.	3,513	70,119
	Nalco Holding Co.	16,756	401,474
* #	Nanophase Technologies Corp.	2,300	8,257
	Nevada Chemicals, Inc.	500	4,580
	NewMarket Corp.	2,100	112,686
	Newmont Mining Corp.	46,900	2,330,461
	NL Industries, Inc.	5,000	50,450
	NN, Inc.	200	1,774
*	Northwest Pipe Co.	800	26,616
	Nucor Corp.	33,700	1,995,377
	Olin Corp.	8,899	186,345
	Olympic Steel, Inc.	1,300	33,982
*	OM Group, Inc.	4,000	225,160
*	OMNOVA Solutions, Inc.	5,200	26,780
*	Owens-Illinois, Inc.	17,500	785,575
	Packaging Corp. of America	12,400	350,796
*	Pactiv Corp.	15,100	383,540
*	Patriot Coal Corp.	2,996	101,295
	Penford Corp.	1,200	29,040

52

* #	Peoplesupport, Inc.	1,200	16,860
*	PolyOne Corp.	11,500	72,105
	PPG Industries, Inc.	18,934	1,299,630
	Praxair, Inc.	36,669	3,130,799
	Quaker Chemical Corp.	1,300	28,314
	Quanex Corp.	4,970	248,699
*	Ready Mix, Inc.	800	6,720
	Reliance Steel & Aluminum Co.	8,652	446,357
	Rock-Tenn Co. Class A	4,600	121,348
* #	Rockwood Holdings, Inc.	8,700	293,016
	Rohm & Haas Co.	25,052	1,362,077
*	Rosetta Resources, Inc.	300	5,490
#	Royal Gold, Inc.	2,600	74,672
	RPM International, Inc.	14,300	272,415
* #	RTI International Metals, Inc.	2,700	198,288
	Schnitzer Steel Industries, Inc. Class A	3,000	187,260
	Schweitzer-Maudoit International, Inc.	2,300	61,410
	Scotts Miracle-Gro Co. Class A	6,900	254,679
	Sealed Air Corp.	17,885	417,972
	Sensient Technologies Corp.	6,000	166,020
	Sigma-Aldrich Corp.	15,265	803,702
	Silgan Holdings, Inc.	4,400	235,972
*	Smurfit-Stone Container Corp.	28,842	317,550
*	Solitario Resources Corp.	100	525
	Sonoco Products Co.	500	15,190
#	Southern Copper Corp.	33,585	3,716,180
#	Spartech Corp.	3,100	42,346
#	Steel Dynamics, Inc.	11,100	558,441
	Stepan Co.	1,200	36,648
* #	Stillwater Mining Co.	11,400	110,580
* #	Symyx Technologies, Inc.	3,700	28,342
	Temple-Inland, Inc.	12,698	583,727
* #	Terra Industries, Inc.	10,900	411,802
	Texas Industries, Inc.	3,182	220,767
*	The Mosaic Co.	45,000	3,111,750
* #	Titanium Metals Corp.	20,123	597,049
*	U.S. Concrete, Inc.	5,000	18,800
* #	U.S. Gold Corp.	8,100	27,783
*	United States Lime & Minerals, Inc.	809	24,885
	United States Steel Corp.	13,288	1,298,238
*	Universal Stainless & Alloy Products, Inc.	900	27,756
	Valhi, Inc.	12,400	227,168
	Valspar Corp.	11,300	254,702
	Vulcan Materials Co.	11,291	1,002,641
*	W.R. Grace & Co.	7,200	194,472
	Wausau Paper Corp.	5,600	52,808
	Westlake Chemical Corp.	6,600	130,482
	Weyerhaeuser Co.	21,946	1,606,008
	Worthington Industries, Inc.	11,017	233,450
*	Zep, Inc.	2,526	33,166
* #	Zoltek Companies, Inc.	3,700	157,694
Total Materials			78,504,480

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

53

Telecommunication Services — (2.9%)
	Alaska Communications Systems Group, Inc.	5,589	83,835
*	American Tower Corp.	46,560	2,120,342
*	Arbinet-thexchange, Inc.	4,200	24,990
	AT&T, Inc.	694,721	26,545,289
* #	Cbeyond, Inc.	3,300	136,521
*	Centennial Communications Corp.	12,900	114,810
	CenturyTel, Inc.	12,565	535,646
*	Cincinnati Bell, Inc.	28,500	135,660
	Citizens Communications Co.	36,704	476,418
* #	Cogent Communications Group, Inc.	5,900	122,602
	Consolidated Communications Holdings, Inc.	2,900	46,632
*	Crown Castle International Corp.	32,830	1,377,219
	D&E Communications, Inc.	2,499	36,410
	Embarq Corp.	13,363	680,845
#	FairPoint Communications, Inc.	4,300	64,156
* #	FiberTower Corp.	7,700	17,556
*	General Communications, Inc. Class A	6,300	55,818
	Hickory Tech Corp.	2,200	19,998
	IDT Corp.	700	5,418
	IDT Corp. Class B	4,400	35,684
	Iowa Telecommunications Services, Inc.	3,400	57,936
*	LCC International, Inc. Class A	3,700	9,065
*	Leap Wireless International, Inc.	7,500	260,325
* #	Level 3 Communications, Inc.	142,871	480,047
*	NeuStar, Inc.	8,830	280,529
*	Nexstar Broadcasting Group, Inc.	200	1,814
*	NII Holdings, Inc.	19,730	1,088,307
#	North Pittsburgh Systems, Inc.	1,500	35,430
*	PAETEC Holding Corp.	12,100	129,470
*	Premiere Global Services, Inc.	8,600	118,508
*	Qwest Communications International, Inc.	208,004	1,379,067
*	Regal Entertainment Group	4,300	85,097
*	Rural Cellular Corp. Class A	1,700	74,902
*	SBA Communications Corp.	12,000	449,280
	Sprint Nextel Corp.	318,394	4,941,475
	SureWest Communications	2,098	37,995
*	Syniverse Holdings, Inc.	8,240	128,709
	Telephone & Data Systems, Inc.	6,365	396,221
	Telephone & Data Systems, Inc. Special Shares	7,027	397,377
* #	Terrestar Corp.	1,100	7,975
*	Time Warner Telecom, Inc.	16,355	366,843
*	United States Cellular Corp.	6,330	519,060
*	USA Mobility, Inc.	600	7,914
	Verizon Communications, Inc.	330,599	14,285,183
	Windstream Corp.	53,828	697,073
Total Telecommunication Services			58,871,451

Utilities — (3.3%)
*	AES Corp.	71,570	1,563,805
	AGL Resources, Inc.	9,000	333,720
	Allegheny Energy, Inc.	18,020	1,094,715
	ALLETE, Inc.	3,600	147,456
	Alliant Energy Corp.	12,000	498,240

54

	Ameren Corp.	22,900	1,233,165
	American Electric Power Co., Inc.	43,520	2,074,598
	American States Water Co.	1,800	74,970
#	Aqua America, Inc.	13,867	307,015
*	Aquila, Inc.	27,900	110,484
	Artesian Resources Corp. Class A	900	17,100
#	Atmos Energy Corp.	9,430	246,972
	Avista Corp.	5,600	119,728
	Black Hills Corp.	4,190	174,555
* #	Cadiz, Inc.	1,704	33,841
	California Water Service Group	2,200	85,954
	CenterPoint Energy, Inc.	35,570	634,925
#	Central Vermont Public Service Corp.	1,249	34,547
	CH Energy Group, Inc.	1,800	79,776
	Chesapeake Utilities Corp.	975	32,906
	Cleco Corp.	6,802	190,048
#	CMS Energy Corp.	24,600	428,778
	Connecticut Water Services, Inc.	932	22,657
	Consolidated Edison, Inc.	29,900	1,448,655
	Constellation Energy Group	9,600	962,016
	Delta Natural Gas Co., Inc.	360	8,946
	Dominion Resources, Inc.	73,400	3,466,682
	DPL, Inc.	12,900	390,612
	DTE Energy Co.	19,120	937,836
	Duke Energy Corp.	137,364	2,718,434
*	Dynegy, Inc.	57,495	437,537
	Edison International	35,910	2,010,242
*	El Paso Electric Co.	5,300	136,263
	Empire District Electric Co.	3,270	75,341
	Energen Corp.	8,300	529,042
	Energy East Corp.	16,200	447,768
	Energy West, Inc.	700	9,975
	EnergySouth, Inc.	798	44,113
	Entergy Corp.	21,700	2,594,018
* #	Environmental Power Corp.	1,800	9,252
	Equitable Resources, Inc.	13,600	718,896
	Exelon Corp.	73,400	5,950,538
	FirstEnergy Corp.	34,000	2,331,040
	FPL Group, Inc.	44,320	3,091,763
	Great Plains Energy, Inc.	8,900	264,152
#	Hawaiian Electric Industries, Inc.	7,500	173,625
#	IDACORP, Inc.	2,800	98,448
	Integrys Energy Group, Inc.	8,480	432,565
	ITC Holdings Corp.	5,700	290,928
	Laclede Group, Inc.	2,600	89,466
	MDU Resources Group, Inc.	20,250	552,623
	MGE Energy, Inc.	2,298	80,591
	Middlesex Water Co.	1,950	36,758
* #	Mirant Corp.	30,756	1,186,874
	National Fuel Gas Co.	9,500	452,675
	New Jersey Resources Corp.	3,200	161,440
	Nicor, Inc.	4,800	202,272
#	NiSource, Inc.	29,500	546,045
	Northeast Utilities, Inc.	15,740	497,069
#	Northwest Natural Gas Co.	2,997	143,766

55

	NorthWestern Corp.	1,800	50,130
* #	NRG Energy, Inc.	28,834	1,222,273
	NSTAR	11,700	409,500
	OGE Energy Corp.	9,800	348,880
	Oneok, Inc.	12,100	562,650
	Ormat Technologies, Inc.	3,800	191,900
	Otter Tail Corp.	3,201	107,266
	Pepco Holdings, Inc.	20,700	581,670
#	PG&E Corp.	38,800	1,795,276
#	Piedmont Natural Gas Co.	8,300	216,132
	Pinnacle West Capital Corp.	10,890	466,745
	PNM Resources, Inc.	8,650	191,857
	Portland General Electric Co.	7,400	198,098
	PPL Corp.	42,100	2,145,416
	Progress Energy, Inc.	28,450	1,388,929
	Public Service Enterprise Group, Inc.	15,800	1,512,692
	Puget Energy, Inc.	12,800	359,296
	Questar Corp.	20,191	1,079,209
*	Reliant Energy, Inc.	41,090	1,069,984
	RGC Resources, Inc.	100	3,007
	SCANA Corp.	12,320	524,955
	Sempra Energy	29,100	1,822,242
	Sierra Pacific Resources	23,500	404,200
#	SJW Corp.	2,346	78,497
	South Jersey Industries, Inc.	3,200	118,080
	Southern Co.	82,000	3,084,840
	Southern Union Co.	13,488	402,618
	Southwest Gas Corp.	4,800	138,816
#	Southwest Water Co.	2,770	33,185
#	TECO Energy, Inc.	22,600	391,432
	UGI Corp.	11,600	306,704
	UIL Holdings Corp.	3,030	108,535
	Unisource Energy Corp.	3,700	114,441
	Vectren Corp.	8,690	255,138
	Westar Energy, Inc.	9,700	251,327
	WGL Holdings, Inc.	5,807	191,863
	Wisconsin Energy Corp.	12,590	602,306
	Xcel Energy, Inc.	44,290	1,023,542
	York Water Co.	1,600	25,312
Total Utilities			66,847,164

TOTAL COMMON STOCKS			1,808,870,303

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	67	87

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	7,569,638	7,569,638

56

		Face
		Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (10.0%)
@	Repurchase Agreement, Deutsche Bank Securities 4.63%, 12/03/07 (Collateralized by $207,256,486 FHLMC 5.000%, 02/01/37 & 5.000%, 05/01/37, valued at $199,622,376) to be repurchased at $193,882,931	$193,808	193,808,132
@	Repurchase Agreement, Morgan Stanley 4.60%, 12/03/07 (Collateralized by $9,861,121 FNMA 5.500%, 02/01/34, valued at $3,261,310) to be repurchased at $3,153,586	3,152	3,152,378
@	Repurchase Agreement, UBS Securities LLC 4.63%, 12/03/07 (Collateralized by $4,730,000 FHLMC 6.032%, 11/01/36, valued at $4,402,793) to be repurchased at $4,272,594	4,271	4,270,946

TOTAL SECURITIES LENDING COLLATERAL			201,231,456

TOTAL INVESTMENTS - (100.0%) (Cost $1,602,060,294)			$2,017,671,484

See accompanying Notes to Financial Statements.

57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Canadian Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting series within The DFA Investment Trust Company, hereafter referred to as the “Series”) as of November 30, 2007, and for the year then ended and have issued our unqualified report thereon dated January 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Series’ investment portfolios (the “Portfolios”) as of November 30, 2007 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

DFA Investment Dimensions Group Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed U.S. Small Targeted Value Portfolio (formerly Tax-Managed U.S. Small Cap Value Portfolio), Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio, International Real Estate Securities Portfolio, DFA Inflation-Protected Securities Portfolio, California Short-Term Municipal Bond Portfolio, CSTG&E International Social Core Equity Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, TA US Core Equity 2 portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the “Funds”) as of November 30, 2007, and for the year then ended and have issued our unqualified report thereon dated January 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Funds’ investment portfolios (the “Portfolios”) as of November 30, 2007 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audit. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 22, 2008

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.                CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.               EXHIBITS.

(a)(1)         Code of Ethics is filed herewith.

(a)(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)         This item is not applicable.

(b)              Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Chief Executive Officer

Date:	January 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date:	January 30, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date:	January 30, 2008